UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement 2015 Fund

PIMCO California Municipal Bond Fund	PIMCO RealRetirement 2020 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement 2025 Fund

PIMCO CommoditiesPLUS Short Strategy Fund	PIMCO RealRetirement 2030 Fund

PIMCO CommoditiesPLUS Strategy Fund	PIMCO RealRetirement 2035 Fund

PIMCO CommodityRealReturn Strategy Fund	PIMCO RealRetirement 2040 Fund

PIMCO Convertible Fund	PIMCO RealRetirement 2045 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement 2050 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement Income and Distribution Fund

PIMCO EM Fundamental lndexPLUS AR Strategy Fund	PIMCO Senior Floating Rate Fund

PIMCO Emerging Local Bond Fund	PIMCO Short Asset Investment Fund

PIMCO Emerging Markets Bond Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Short-Term Fund

PIMCO Emerging Markets Currency Fund	PIMCO Small Cap StocksPLUS AR Strategy Fund

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund

PIMCO EMG Intl Low Volatility RAFI -PLUS AR Fund	PIMCO StocksPLUS Absolute Return Fund

PIMCO Extended Duration Fund	PIMCO StocksPLUS AR Short Strategy Fund

PIMCO Floating Income Fund	PIMCO StocksPLUS Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS Long Duration Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Tax Managed Real Return Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Total Return Fund

PIMCO Fundamental IndexPLUS AR Fund	PIMCO Total Return Fund II

PIMCO Global Advantage Strategy Bond Fund	PIMCO Total Return Fund III

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund IV

PIMCO Global Bond Fund (Unhedged)	PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Global Multi-Asset Fund	PIMCO Unconstrained Bond Fund

PIMCO GNMA Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO Government Money Market Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

PIMCO High Yield Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO High Yield Municipal Bond Fund	PIMCO Developing Local Markets Portfolio

PIMCO High Yield Spectrum Fund	PIMCO Emerging Markets Portfolio

PIMCO Income Fund	PIMCO FX Strategy Portfolio

PIMCO Inflation Response Multi-Asset Fund	PIMCO High Yield Portfolio

PIMCO International Fundamental IndexPLUS AR Strategy Fund	PIMCO International Portfolio

PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Investment Grade Corporate Portfolio

PIMCO International StocksPLUS AR Strategy Fund (Unhedged)	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Intl Low Volatility RAFI -PLUS AR Fund	PIMCO Low Duration Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Moderate Duration Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Mortgage Portfolio

PIMCO Long-Term Credit Fund	PIMCO Municipal Sector Portfolio - (Fund has Ribs adj.)

PIMCO Long-Term U.S. Government Fund	PIMCO Real Return Portfolio

PIMCO Low Duration Fund	PIMCO Senior Floating Rate Portfolio

PIMCO Low Duration Fund II	PIMCO Short-Term Floating NAV Portfolio

PIMCO Low Duration Fund III	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Low Volatility RAFI -PLUS AR Fund	PIMCO Short-Term Floating NAV Portfolio III

PIMCO Moderate Duration Fund	PIMCO Short-Term Portfolio

PIMCO Money Market Fund	PIMCO U.S. Government Sector Portfolio

PIMCO Mortgage Opportunities Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Income 2019 Fund

PIMCO Real Income 2029 Fund

PIMCO Real Return Asset Fund

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$963

Total Short-Term Instruments (Cost $963)		963

Total Investments in Securities (Cost $963)		963

	SHARES
INVESTMENTS IN AFFILIATES 136.7%
MUTUAL FUNDS (a) 136.4%
PIMCO CommoditiesPLUS® Strategy Fund	129,981,952	1,505,191
PIMCO CommodityRealReturn Strategy Fund®	80,333,102	486,015
PIMCO Credit Absolute Return Fund	89,349,684	962,296
PIMCO Diversified Income Fund	74,122,045	887,241
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	165,842,241	1,752,952
PIMCO Emerging Local Bond Fund	242,600,110	2,353,221
PIMCO Emerging Markets Bond Fund	134,863,960	1,529,357
PIMCO Emerging Markets Corporate Bond Fund	53,586,422	628,569
PIMCO Emerging Markets Currency Fund	225,543,142	2,343,393
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	168,342,691	1,813,051
PIMCO EqS Pathfinder Fund®	21,974,056	286,322
PIMCO EqS® Dividend Fund	47,130	604
PIMCO EqS® Emerging Markets Fund	128,029	1,159
PIMCO EqS® Long/Short Fund	11,367,349	135,499
PIMCO Floating Income Fund	60,976,670	548,180
PIMCO Foreign Bond Fund (Unhedged)	5,824,169	62,086
PIMCO Fundamental Advantage Absolute Return Strategy Fund	331,795,303	1,297,320
PIMCO Fundamental IndexPLUS® AR Fund	37,840	279
PIMCO Global Advantage® Strategy Bond Fund	23,543,210	272,866
PIMCO High Yield Fund	12,462,934	121,763
PIMCO High Yield Spectrum Fund	98,921,995	1,101,991
PIMCO Income Fund	238,836,836	3,035,616
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	72,844,506	944,065
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	28,948	234
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	153,302,052	1,677,124
PIMCO Investment Grade Corporate Bond Fund	1,038,645	11,124
PIMCO Long Duration Total Return Fund	27,097,904	311,897
PIMCO Long-Term Credit Fund	55,996,954	715,641
PIMCO Long-Term U.S. Government Fund	15,322,526	155,830
PIMCO Low Duration Fund	33,596,535	348,732
PIMCO Low Volatility RAFI®-PLUS AR Fund	8,384,533	90,637
PIMCO Mortgage Opportunities Fund	16,795,652	186,936
PIMCO Real Return Asset Fund	22,088,144	187,749
PIMCO Real Return Fund	4,127,044	47,915
PIMCO RealEstateRealReturn Strategy Fund	237,227,610	1,141,065
PIMCO Senior Floating Rate Fund	110,739,610	1,135,081
PIMCO Short-Term Fund	16,734	165
PIMCO Small Cap StocksPLUS® AR Strategy Fund	20,770	211
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	13,628,545	171,447
PIMCO StocksPLUS® Absolute Return Fund	28,991	319
PIMCO StocksPLUS® AR Short Strategy Fund	1,807,407,498	4,626,963
PIMCO StocksPLUS® Fund	11,697	123
PIMCO Total Return Fund	95,813,207	1,051,071
PIMCO TRENDS Managed Futures Strategy Fund	4,718,944	50,823
PIMCO Unconstrained Bond Fund	112,427,292	1,271,553
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	212,456,362	2,120,314

Total Mutual Funds (Cost $37,882,079)		37,371,990

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	440,000	22,431
PIMCO Low Duration Exchange-Traded Fund	541,301	54,872

Total Exchange-Traded Funds (Cost $78,515)		77,303

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	3,958	40

Total Short-Term Instruments (Cost $40)		40

Total Investments in Affiliates (Cost $37,960,634)		37,449,333

Total Investments 136.7% (Cost $37,961,597)		$37,450,296
Other Assets and Liabilities, net (36.7%)		(10,063,980)

Net Assets 100.0%		$27,386,316

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$963	Fannie Mae 2.110% due 11/07/2022	$(984)	$963	$963

Total Repurchase Agreements						$(984)	$963	$963

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$963	$0	$963
	$0	$963	$0	$963

Investments in Affiliates, at Value
Mutual Funds	37,371,990	0	0	37,371,990
Exchange-Traded Funds	77,303	0	0	77,303
Short-Term Instruments
Central Funds Used for Cash Management Purposes	40	0	0	40

	$37,449,333	$0	$0	$37,449,333

Total Investments	$37,449,333	$963	$0	$37,450,296

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

June 30, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$872

Total Short-Term Instruments (Cost $872)		872

Total Investments in Securities (Cost $872)		872

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.7%
PIMCO CommoditiesPLUS® Strategy Fund	90,549,063	1,048,558
PIMCO CommodityRealReturn Strategy Fund®	95,249,041	576,257
PIMCO Credit Absolute Return Fund	89,405,188	962,894
PIMCO Diversified Income Fund	92,971,460	1,112,868
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	196,317,873	2,075,080
PIMCO Emerging Local Bond Fund	264,990,832	2,570,411
PIMCO Emerging Markets Bond Fund	119,145,302	1,351,108
PIMCO Emerging Markets Corporate Bond Fund	42,224,352	495,292
PIMCO Emerging Markets Currency Fund	236,685,089	2,459,158
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	218,554,069	2,353,827
PIMCO EqS Pathfinder Fund®	58,193,357	758,259
PIMCO EqS® Dividend Fund	144,235	1,848
PIMCO EqS® Emerging Markets Fund	703,881	6,370
PIMCO EqS® Long/Short Fund	13,555,352	161,580
PIMCO Floating Income Fund	67,544,340	607,224
PIMCO Foreign Bond Fund (Unhedged)	8,498,053	90,589
PIMCO Fundamental Advantage Absolute Return Strategy Fund	232,163,118	907,758
PIMCO Fundamental IndexPLUS® AR Fund	1,219,462	9,000
PIMCO Global Advantage® Strategy Bond Fund	28,239,220	327,293
PIMCO High Yield Fund	39,368,243	384,628
PIMCO High Yield Spectrum Fund	114,848,006	1,279,407
PIMCO Income Fund	280,172,786	3,560,996
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	84,500,789	1,095,130
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	384,269	3,113
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,062,122	7,605
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	181,469,387	1,985,275
PIMCO Investment Grade Corporate Bond Fund	690,131	7,391
PIMCO Long Duration Total Return Fund	10,642,179	122,492
PIMCO Long-Term Credit Fund	113,782,329	1,454,138
PIMCO Long-Term U.S. Government Fund	9,214,431	93,711
PIMCO Low Duration Fund	31,343,591	325,346
PIMCO Low Volatility RAFI®-PLUS AR Fund	13,161,704	142,278
PIMCO Mortgage Opportunities Fund	16,968,754	188,862
PIMCO Real Return Asset Fund	21,540,881	183,097
PIMCO Real Return Fund	8,672,162	100,684
PIMCO RealEstateRealReturn Strategy Fund	292,527,922	1,407,059
PIMCO Senior Floating Rate Fund	60,422,038	619,326
PIMCO Short-Term Fund	10,858	107
PIMCO Small Cap StocksPLUS® AR Strategy Fund	686,918	6,972
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	17,992,283	226,343
PIMCO StocksPLUS® Absolute Return Fund	257,125	2,831
PIMCO StocksPLUS® Fund	78,693	825
PIMCO Total Return Fund	97,039,320	1,064,521
PIMCO TRENDS Managed Futures Strategy Fund	5,094,034	54,863
PIMCO Unconstrained Bond Fund	77,436,351	875,805
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	147,067,143	1,467,730

Total Mutual Funds (Cost $32,618,790)		34,535,909

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	540,000	27,529
PIMCO Low Duration Exchange-Traded Fund	682,562	69,192

Total Exchange-Traded Funds (Cost $98,208)		96,721

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	2,095	21
PIMCO Short-Term Floating NAV Portfolio III	10,738	107

Total Short-Term Instruments (Cost $128)		128

Total Investments in Affiliates (Cost $32,717,126)		34,632,758

Total Investments 100.0% (Cost $32,717,998)		$34,633,630
Other Assets and Liabilities, net 0.0%		(15,782)

Net Assets 100.0%		$34,617,848

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$872	Freddie Mac 2.000% due 01/30/2023	$(890)	$872	$872

Total Repurchase Agreements						$(890)	$872	$872

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$872	$0	$872
	$0	$872	$0	$872

Investments in Affiliates, at Value
Mutual Funds	34,535,909	0	0	34,535,909
Exchange-Traded Funds	96,721	0	0	96,721
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128	$0	$0	$128

	$34,632,758	$0	$0	$34,632,758

Total Investments	$34,632,758	$872	$0	$34,633,630

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.4%
MUNICIPAL BONDS & NOTES 98.1%
CALIFORNIA 98.0%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$301
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	2,014
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	2,750	2,766
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	593
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,743
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	273
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	578
5.000% due 08/01/2022	520	607
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	278
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,511
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,168
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	762
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	4,085	4,257
5.500% due 08/15/2018	500	590
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	301
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	2,500	3,032
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	469
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.020% due 11/01/2026	3,800	3,800
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,200
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2020	4,000	4,798
California State General Obligation Bonds, Series 2007
5.000% due 08/01/2018	750	834
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	5,000	5,461
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,407
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,043
5.000% due 11/01/2019	500	592
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,613
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,069
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	750	798
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,158
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	647
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,104
Contra Costa Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2027	110	128
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
5.000% due 03/01/2022	930	1,108
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	262
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,591
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2022	4,600	5,631
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,197
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	145
5.000% due 04/01/2016	150	160

Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	794
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,914
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,118
5.250% due 11/15/2019	500	564
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	227
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,358
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,644
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,160
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	725
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	282
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	767
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	282
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.000% due 06/01/2022	500	595
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,141
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
0.010% due 07/01/2035	5,000	5,000
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,633
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	992
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	674
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	275
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,149
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	283
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,713
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	921
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,173
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	210
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,087
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	248
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,747
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,703
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,424
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	910
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,289
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	563
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,006
San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,518
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	56
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,187
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,125
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,044
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,345
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	848
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	366

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,148
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,421
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,487
5.000% due 03/01/2026	50	58
Southwestern Community College District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 08/01/2016	400	437
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	538
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	384
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,191
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,346
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,144
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,281
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,123

		134,607

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	135	145

Total Municipal Bonds & Notes (Cost $129,060)		134,752

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		473

Total Short-Term Instruments (Cost $473)		473

Total Investments in Securities (Cost $129,533)		135,225

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio	93,509	936

Total Short-Term Instruments (Cost $936)		936

Total Investments in Affiliates (Cost $936)		936

Total Investments 99.1% (Cost $130,469)		$136,161
Other Assets and Liabilities, net 0.9%		1,234

Net Assets 100.0%		$137,395

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$473	Freddie Mac 2.000% due 01/30/2023	$(487)	$473	$473

Total Repurchase Agreements						$(487)	$473	$473

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$134,607	$0	$134,607
New Jersey	0	145	0	145
Short-Term Instruments
Repurchase Agreements	0	473	0	473
	$0	$135,225	$0	$135,225

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$936	$0	$0	$936

Total Investments	$936	$135,225	$0	$136,161

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7%
MUNICIPAL BONDS & NOTES 87.3%
CALIFORNIA 87.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$204
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	105
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	148
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	250	273
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	320
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	244
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	199
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	233
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	113
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	250	199
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	134
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	111
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	182
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	219
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	220
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	350	390
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	118
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	283
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	172
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	139
Roseville Finance Authority, California Revenue Notes, Series 2013
4.000% due 02/01/2017	250	271
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	112
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	148
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	111
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	231
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	197
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	274
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	112
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	197
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	174
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	110
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	205	234
5.000% due 08/01/2029	125	142

Total Municipal Bonds & Notes (Cost $6,174)		6,319

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (a) 1.4%		102

Total Short-Term Instruments (Cost $102)		102

Total Investments in Securities (Cost $6,276)		6,421

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio	70,129	702

Total Short-Term Instruments (Cost $701)		702

Total Investments in Affiliates (Cost $701)		702

Total Investments 98.4% (Cost $6,977)		$7,123
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		(1)
Other Assets and Liabilities, net 1.6%		118

Net Assets 100.0%		$7,240

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$102	Freddie Mac 2.070% due 11/07/2022	$(108)	$102	$102

Total Repurchase Agreements						$(108)	$102	$102

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$135	$15	$2	$0	$(1)

Total Swap Agreements					$15	$2	$0	$(1)

Cash of $35 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$6,319	$0	$6,319
Short-Term Instruments
Repurchase Agreements	0	102	0	102
	$0	$6,421	$0	$6,421

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$702	$0	$0	$702

Total Investments	$702	$6,421	$0	$7,123

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)

Totals	$702	$6,420	$0	$7,122

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.3%
MUNICIPAL BONDS & NOTES 92.1%
CALIFORNIA 91.1%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$559
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2018	2,710	3,032
4.000% due 03/01/2019	2,275	2,583
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	110
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	5,000	5,030
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.956% due 04/01/2045	3,200	3,241
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	104
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	422
4.000% due 08/01/2017	415	451
5.000% due 08/01/2018	430	490
5.000% due 08/01/2019	455	526
5.000% due 08/01/2020	475	553
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	147
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	506
California Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 01/01/2019	500	587
California Educational Facilities Authority Revenue Notes, Series 2010
0.860% due 10/01/2015	3,265	3,274
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	1,145	1,145
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	295
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,006
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 08/15/2014	350	352
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,132
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.340% due 10/01/2047	2,300	2,300
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	405
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,510
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	510	530
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2014	220	221
California State General Obligation Bonds, (FGIC Insured), Series 2004
5.250% due 07/01/2014	80	80
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	3,000	3,276
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	466
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	621
5.000% due 07/01/2018	1,725	2,004
5.000% due 07/01/2019	80	95
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,570
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	160
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	433
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	289
California State Public Works Board Revenue Notes, Series 2011
5.000% due 12/01/2015	1,160	1,240
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,367
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	83
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	289

California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,050
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.000% due 11/01/2029	1,600	1,795
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	700	707
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	750
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2014	2,330	2,340
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	156
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,861
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,107
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	135
Chino Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
3.000% due 09/01/2015	700	721
4.000% due 09/01/2016	310	333
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	9,050	9,114
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
4.000% due 10/01/2017	250	266
4.000% due 10/01/2019	100	106
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.471% due 03/01/2034	5,000	5,007
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
3.000% due 03/01/2015	2,290	2,334
Contra Costa Water District, California Revenue Notes, Series 2013
5.000% due 10/01/2015	925	981
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	252
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008
0.040% due 06/01/2038	1,575	1,575
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,958
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	154
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	629
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	762
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,153
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2014	500	501
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,297
Fullerton Joint Union High School District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2029	385	405
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	156
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,192
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	191
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	535
4.000% due 11/01/2017	470	509
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	147
Long Beach, California Harbor Revenue Notes, Series 2014
5.000% due 11/15/2018	7,300	8,575
Los Altos Elementary School District, California General Obligation Notes, Series 2013
3.000% due 08/01/2017	2,425	2,609
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2015	220	231
5.000% due 07/01/2017	1,925	2,182
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	9,000	10,479
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	576
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	620
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	1,625	1,662
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,315
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	785
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	8,000	8,476
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,067

Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,091
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,110
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	219
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,045
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	266
Los Angeles, California Wastewater System Revenue Notes, Series 2013
5.000% due 06/01/2018	325	376
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	100
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,090
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.040% due 07/01/2023	5,000	5,000
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	273
5.000% due 07/01/2017	200	225
5.000% due 07/01/2018	250	289
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,932
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	420
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,872
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	156
4.000% due 08/01/2016	200	215
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	567
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	250
Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
3.000% due 08/01/2016	2,100	2,217
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	300	310
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	3,050	3,431
5.000% due 08/01/2018	2,500	2,874
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	157
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	506
Roseville Natural Gas Financing Authority, California Revenue Notes, Series 2007
5.000% due 02/15/2016	1,000	1,052
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	1,044
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 08/15/2015	740	780
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,260
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2014	400	400
3.000% due 07/01/2015	600	617
4.000% due 07/01/2014	700	700
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	530
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,097
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	953
San Francisco State Building Authority, California Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	1,912
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	315
5.000% due 05/01/2019	1,795	2,112
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.060% due 04/01/2030	660	660
San Francisco, California City & County General Obligation Notes, Series 2009
5.000% due 06/15/2017	2,305	2,609
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
4.000% due 10/01/2014	150	151
4.000% due 10/01/2015	1,000	1,047
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,229
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	283
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	150
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	195
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	164

Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	161
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	226
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,160	2,206
Sonoma County, California Water & Wastewater Financing Authority Revenue Notes, Series 2013
2.000% due 08/01/2014	150	150
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	252
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2014	750	750
4.000% due 07/01/2015	1,165	1,210
5.000% due 07/01/2014	700	700
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,039
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,259
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	492
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.760% due 05/15/2030	1,000	860
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	47
5.000% due 05/15/2016	810	853
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	234
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,087
University of California Revenue Notes, Series 2013
5.000% due 05/15/2015	780	813
5.000% due 05/15/2017	1,000	1,127
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	521

		196,478
NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	726

UTAH 0.7%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,393

Total Municipal Bonds & Notes (Cost $197,152)		198,597

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		509

Total Short-Term Instruments (Cost $509)		509

Total Investments in Securities (Cost $197,661)		199,106

	SHARES
INVESTMENTS IN AFFILIATES 6.8%
SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short-Term Floating NAV Portfolio	1,474,722	14,756

Total Short-Term Instruments (Cost $14,755)		14,756

Total Investments in Affiliates (Cost $14,755)		14,756

Total Investments 99.1% (Cost $212,416)		$213,862
Other Assets and Liabilities, net 0.9%		1,841

Net Assets 100.0%		$215,703

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$509	Fannie Mae 2.110% due 11/07/2022	$(523)	$509	$509

Total Repurchase Agreements						$(523)	$509	$509

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$196,478	$0	$196,478
New York	0	726	0	726
Utah	0	1,393	0	1,393
Short-Term Instruments
Repurchase Agreements	0	509	0	509
	$0	$199,106	$0	$199,106

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,756	$0	$0	$14,756

Total Investments	$14,756	$199,106	$0	$213,862

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Short Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4%
CORPORATE BONDS & NOTES 12.5%
BANKING & FINANCE 11.1%
Bankia S.A.
4.375% due 02/14/2017	EUR	100	$147
Goldman Sachs Group, Inc.
0.852% due 06/04/2017		$100	100
HSBC Finance Corp.
6.676% due 01/15/2021		100	120
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		100	114
SLM Corp. CPI Linked Bond
3.262% due 12/15/2014		84	84
3.312% due 06/15/2015		22	22
Stone Street Trust
5.902% due 12/15/2015		100	106
Westpac Banking Corp.
0.557% due 05/19/2017		100	100

			793

UTILITIES 1.4%
Verizon Communications, Inc.
1.761% due 09/15/2016		100	103

Total Corporate Bonds & Notes (Cost $872)			896

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
0.000% due 06/01/2017		210	204
0.582% due 10/25/2036		70	70
6.000% due 04/18/2036		300	326
Freddie Mac
0.532% due 07/15/2036		51	52
0.602% due 09/15/2042		90	90
0.752% due 12/15/2037		26	26
NCUA Guaranteed Notes
0.712% due 12/08/2020		72	72
Small Business Administration
5.870% due 07/01/2028		150	170

Total U.S. Government Agencies (Cost $1,002)			1,010

U.S. TREASURY OBLIGATIONS 28.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		537	551
0.125% due 04/15/2019		303	313
0.625% due 01/15/2024		102	105
1.625% due 01/15/2015 (e)		124	126
U.S. Treasury Notes
0.125% due 07/31/2014 (e)†		100	100
0.250% due 08/31/2014 (e)†		100	100
0.250% due 08/31/2014		200	200
0.250% due 07/31/2015 †		100	100
2.750% due 11/15/2023		410	420

Total U.S. Treasury Obligations (Cost $1,989)			2,015

MORTGAGE-BACKED SECURITIES 4.8%
Citigroup Commercial Mortgage Trust
5.898% due 12/10/2049		90	100
Commercial Mortgage Loan Trust
6.213% due 12/10/2049		100	110
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		100	109
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		27	28

Total Mortgage-Backed Securities (Cost $348)			347

ASSET-BACKED SECURITIES 6.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 01/25/2036		200	176
BlueMountain CLO Ltd.
0.461% due 11/15/2017		31	31

Dalradian European CLO BV
0.717% due 04/11/2023	EUR	100	136
Fore CLO Ltd.
0.473% due 07/20/2019		$89	89
SLM Student Loan Trust
1.729% due 04/25/2023		54	56

Total Asset-Backed Securities (Cost $485)			488

SOVEREIGN ISSUES 1.9%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	100	138

Total Sovereign Issues (Cost $129)			138

SHORT-TERM INSTRUMENTS 33.2%
CERTIFICATES OF DEPOSIT 3.4%
Credit Suisse
0.437% due 01/12/2015		$140	140
Intesa Sanpaolo SpA
1.650% due 04/07/2015		100	100

			240

REPURCHASE AGREEMENTS (c) 17.4%			1,247

SHORT-TERM NOTES 8.4%
Fannie Mae
0.065% due 09/03/2014 †		400	400
Federal Home Loan Bank
0.060% due 07/09/2014 - 07/23/2014 †		200	200

			600

U.S. TREASURY BILLS 4.0%
0.066% due 08/21/2014 - 10/30/2014 (a)(e)†		287	287

Total Short-Term Instruments (Cost $2,374)			2,374

Total Investments in Securities (Cost $7,199)			7,268

	SHARES
INVESTMENTS IN AFFILIATES 32.3%
SHORT-TERM INSTRUMENTS 32.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.3%
PIMCO Short-Term Floating NAV Portfolio		231,275	2,314
PIMCO Short-Term Floating NAV Portfolio III		243	3

Total Short-Term Instruments (Cost $2,317)			2,317

Total Investments in Affiliates (Cost $2,317)			2,317

Total Investments 133.7% (Cost $9,516)			$9,585
Financial Derivative Instruments (d)(f) 0.2% (Cost or Premiums, net $6)			11
Other Assets and Liabilities, net (33.9%)			(2,427)

Net Assets 100.0%			$7,169

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200% †	06/30/2014	07/01/2014	$900	Fannie Mae 1.670% due 12/17/2018	$(110)	$900	$900
					Freddie Mac 4.750% due 11/17/2015	(876)
SSB	0.000% †	06/30/2014	07/01/2014	347	Fannie Mae 2.110% due 11/07/2022	(358)	347	347

Total Repurchase Agreements						$(1,344)	$1,247	$1,247

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude August Futures †	Long	07/2014	1	$(2)	$0	$(2)
Brent Crude September Futures †	Short	08/2014	1	2	1	0
Corn December Futures †	Long	12/2014	2	(7)	0	(2)
Corn September Futures †	Short	09/2014	2	2	2	0
Hard Red Winter Wheat September Futures †	Short	09/2014	2	2	2	0
Natural Gas April Futures †	Short	03/2015	2	(1)	0	0
Natural Gas August Futures †	Long	07/2015	3	(2)	1	0
Natural Gas December Futures †	Long	11/2014	6	9	3	0
Natural Gas March Futures †	Short	02/2015	1	(1)	0	0
Natural Gas May Futures †	Long	04/2015	3	1	0	0
Natural Gas October Futures †	Short	09/2015	3	2	0	(1)
Natural Gas October Futures †	Long	09/2014	4	2	2	0
Natural Gas September Futures †	Short	08/2014	10	14	0	(5)
Sugar No. 11 October Futures †	Short	09/2014	1	1	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	5	0	0	0
Wheat December Futures †	Long	12/2014	1	0	0	(1)
Wheat September Futures †	Long	09/2014	2	(2)	0	(2)
White Sugar October Futures †	Long	09/2014	1	(1)	0	(1)
WTI Crude December Futures †	Long	11/2015	2	10	0	0
WTI Crude June Futures †	Long	05/2015	1	7	0	0
WTI Crude September Futures †	Short	08/2014	2	(10)	1	0

Total Futures Contracts				$26	$12	$(14)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-22 10-Year Index	1.000%	06/20/2024		$100	$0	$0	$0	$0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	300	8	2	0	0
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024		100	0	2	0	0

					$8	$4	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/18/2016		$500	$(2)	$(1)	$0	$0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		250	(22)	(26)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	300	9	11	1	0

						$(15)	$(16)	$1	$(2)

Total Swap Agreements						$(7)	$(12)	$1	$(2)

(e)	Securities with an aggregate market value of $193 and cash of $63 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.
(f)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	08/2014	$	18	EUR	13	$0	$0
GLM	07/2014	EUR	236	$	323	0	0
JPM	07/2014		98		133	0	(1)
	07/2014	JPY	500		5	0	0
	07/2014	$	454	EUR	334	3	0
	07/2014		5	JPY	500	0	0
	08/2014	EUR	327	$	445	0	(3)
	08/2014	JPY	500		5	0	0

Total Forward Foreign Currency Contracts						$3	$(4)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014	EUR	100	$0	$0
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		100	0	0

							$0	$0

Options on Indices

Counterparty	Description		Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †		0.000	10/01/2014		$10	$(5)	$0

Total Written Options							$(5)	$0

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	LLSBRT 2H15 Index †	$7.750	12/31/2015	48	$0	$0	$0	$0
MAC	Receive	CUAC 1Q15 Index †	40.000	03/31/2015	30,000	0	6	6	0
	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	12,000	0	2	2	0
	Receive	LLSBRT 1H15 Index †	7.550	06/30/2015	96	0	0	0	0

						$0	$8	$8	$0

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	American International Group, Inc.	(1.000%)	12/20/2015	0.122%	$100	$11	$(13)	$0	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index †	6,905	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$1,873	$(1)	$0	$(1)
DUB	Pay	BCOMTR Index †	2,557	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	694	1	1	0
GLM	Pay	BCOMTR Index †	11,237	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	3,048	2	2	0
JPM	Receive	BCOMF1T Index †	857	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	436	0	0	0
	Pay	BCOMTR Index †	10,437	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	2,831	2	2	0
	Receive	JMABNIC0 Index †	31	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	23	0	0	0
	Receive	JMABNICP Index †	359	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	263	0	0	0
MYC	Pay	BCOMTR Index †	13,116	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	3,558	2	2	0

							$6	$7	$(1)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$3	$0	$0	$0	$0
	Pay	SPGCCLP Index †	4.580%	05/14/2015	6	0	0	0	0
DUB	Pay	BCOM Index †	1.440%	11/04/2014	10	0	0	0	0
	Pay	BCOM Index †	1.440%	11/05/2014	3	0	0	0	0
	Pay	Brent Crude August Futures †	2.756%	08/11/2014	8	0	0	0	0
	Pay	Brent Crude September Futures †	2.657%	09/10/2014	8	0	0	0	0
	Receive	WTI Crude August Futures †	2.657%	08/15/2014	8	0	0	0	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	8	0	0	0	0
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	7	0	0	0	0
	Receive	WTI Crude September Futures †	2.592%	09/17/2014	8	0	0	0	0
GST	Pay	BCOM Index †	1.960%	02/03/2015	9	0	0	0	0
	Pay	GOLDLNPM Index †	5.176%	08/06/2014	10	0	1	1	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014	13	0	0	0	0
	Pay	S&P 500 Index †	4.020%	10/17/2014	40	0	1	1	0
	Pay	SPGCGCP Index †	2.723%	06/11/2015	15	0	0	0	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	10	0	0	0	0
JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014	10	0	1	1	0
MYC	Pay	Brent Crude August Futures †	3.572%	08/11/2014	6	0	0	0	0
	Receive	WTI Crude August Futures †	3.028%	08/11/2014	7	0	0	0	0
SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015	7	0	0	0	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	4	0	0	0	0

						$0	$3	$3	$0

Total Swap Agreements						$11	$4	$18	$(3)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$793	$0	$793
Utilities	0	103	0	103
U.S. Government Agencies	0	1,010	0	1,010
U.S. Treasury Obligations	0	2,015	0	2,015
Mortgage-Backed Securities	0	347	0	347
Asset-Backed Securities	0	488	0	488
Sovereign Issues	0	138	0	138
Short-Term Instruments
Certificates of Deposit	0	240	0	240
Repurchase Agreements	0	1,247	0	1,247
Short-Term Notes	0	600	0	600
U.S. Treasury Bills	0	287	0	287
	$0	$7,268	$0	$7,268

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,317	$0	$0	$2,317

Total Investments	$2,317	$7,268	$0	$9,585

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	1	0	13
Over the counter	0	21	0	21
	$12	$22	$0	$34

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(2)	0	(16)
Over the counter	0	(7)	0	(7)

	$(14)	$(9)	$0	$(23)

Totals	$2,315	$7,281	$0	$9,596

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund IV, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 71.5%
CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 8.4%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$794	$802
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		16,000	16,005
Banco do Brasil S.A.
2.899% due 07/02/2014		4,000	4,000
4.500% due 01/22/2015		900	919
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,065
Banco Santander Brasil S.A.
4.625% due 02/13/2017		6,300	6,733
Banco Santander Chile
1.828% due 01/19/2016		9,250	9,342
Bank of America Corp.
0.777% due 07/22/2014	EUR	10,000	13,697
5.750% due 12/12/2014	GBP	3,500	6,118
Bank of America N.A.
5.300% due 03/15/2017		$1,075	1,183
Bankia S.A.
0.532% due 01/25/2016	EUR	500	677
3.500% due 12/14/2015		5,200	7,415
3.500% due 01/17/2019		6,900	10,047
3.625% due 10/05/2016		200	291
4.375% due 02/14/2017		13,300	19,541
5.750% due 06/29/2016		800	1,205
BPCE S.A.
0.796% due 11/18/2016		$62,900	63,084
0.862% due 06/17/2017		7,700	7,703
Citigroup, Inc.
0.745% due 05/01/2017		1,800	1,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017		6,800	6,816
Credit Agricole S.A.
0.775% due 06/12/2017		67,700	67,720
Deutsche Annington Finance BV
3.200% due 10/02/2017		8,600	8,913
Dexia Credit Local S.A.
1.250% due 10/18/2016		29,200	29,416
Export-Import Bank of Korea
1.082% due 09/17/2016		8,200	8,254
5.875% due 01/14/2015		1,500	1,542
FMS Wertmanagement AoeR
2.250% due 07/14/2014	EUR	300	411
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$400	405
3.984% due 06/15/2016		100	106
5.625% due 09/15/2015		100	106
Goldman Sachs Group, Inc.
0.671% due 05/18/2015	EUR	4,000	5,483
0.852% due 06/04/2017		$41,900	41,936
HBOS PLC
1.110% due 09/01/2016	EUR	200	273
HSBC Bank PLC
1.625% due 07/07/2015		$13,800	13,814
HSBC Finance Corp.
0.657% due 06/01/2016		7,000	7,005
6.676% due 01/15/2021		4,600	5,506
International Lease Finance Corp.
4.875% due 04/01/2015		4,100	4,210
5.750% due 05/15/2016		2,000	2,146
6.750% due 09/01/2016		1,800	2,000
8.625% due 09/15/2015		1,900	2,062
8.750% due 03/15/2017		17,790	20,714
Intesa Sanpaolo SpA
3.125% due 01/15/2016		9,000	9,254
JPMorgan Chase & Co.
0.779% due 04/25/2018		14,400	14,413
JPMorgan Chase Bank N.A.
0.647% due 06/02/2017		34,600	34,645
0.863% due 05/31/2017	EUR	900	1,229
Korea Development Bank
4.375% due 08/10/2015		$400	416

LBG Capital PLC
15.000% due 12/21/2019	GBP	10,480	26,096
15.000% due 12/21/2019	EUR	240	509
New York Life Global Funding
2.100% due 01/02/2019		$28,600	28,603
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,289
Royal Bank of Scotland NV
0.931% due 03/09/2015		2,000	1,998
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		10,900	11,431
SLM Corp.
3.875% due 09/10/2015		3,700	3,792
6.000% due 01/25/2017		800	872
6.250% due 01/25/2016		5,450	5,811
Waha Aerospace BV
3.925% due 07/28/2020		1,300	1,386
Westpac Banking Corp.
0.557% due 05/19/2017		28,000	28,020
1.850% due 11/26/2019		1,200	1,202
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	34,206

			615,637

INDUSTRIALS 0.6%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		100	100
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		355	399
Ecopetrol S.A.
7.625% due 07/23/2019		9,800	12,054
ENTEL Chile S.A.
4.875% due 10/30/2024		11,200	11,684
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	309
GTL Trade Finance, Inc.
5.893% due 04/29/2024		576	606
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	629
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	407
Kraft Foods Group, Inc.
1.625% due 06/04/2015		100	101
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,558
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		1,500	1,620
SABIC Capital BV
3.000% due 11/02/2015		5,750	5,918
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017		5,000	5,001
6.421% due 06/20/2016		150	165
Viacom, Inc.
4.250% due 09/15/2015		100	104
Volkswagen International Finance NV
2.875% due 04/01/2016		50	52

			40,707

UTILITIES 0.8%
AT&T, Inc.
0.654% due 03/30/2017		800	802
BellSouth Corp.
4.182% due 04/26/2021		3,700	3,807
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	218
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,600	14,137
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,930
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,700	1,596
Petrobras Global Finance BV
2.592% due 03/17/2017		25,500	25,867
Petroleos Mexicanos
4.875% due 03/15/2015		400	412
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		500	506
Rosneft Finance S.A.
6.250% due 02/02/2015		400	412
7.875% due 03/13/2018		10,900	12,494

SSE PLC
5.625% due 10/01/2017 (d)	EUR	300	451

			62,632

Total Corporate Bonds & Notes (Cost $711,570)			718,976

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.000% due 06/01/2017		$39,790	38,609
0.582% due 09/25/2041 †		15,042	15,086
0.602% due 08/25/2037		2,948	2,961
0.625% due 10/30/2014		50,000	50,096
0.702% due 02/25/2042 †		62,780	63,077
0.752% due 01/25/2042 †		17,538	17,647
0.832% due 02/25/2041		1,376	1,395
4.084% due 02/25/2018 (a)		6,561	758
6.000% due 04/18/2036		46,795	50,815
Freddie Mac
0.000% due 03/15/2015		10,041	10,023
0.532% due 07/15/2036		515	516
0.602% due 05/15/2032		7,380	7,424
0.752% due 12/15/2037		2,553	2,575
0.772% due 10/15/2037		4,825	4,870
2.500% due 10/02/2019		23,700	23,818
Ginnie Mae
1.531% due 10/16/2053 (a)		9,165	654
NCUA Guaranteed Notes
0.712% due 12/08/2020		1,510	1,520
Overseas Private Investment Corp.
0.000% due 06/10/2018		500	734
4.730% due 03/15/2022		5,017	5,579
Small Business Administration
4.840% due 05/01/2025		425	459
4.990% due 09/01/2024		453	492
5.160% due 02/01/2028		204	225
5.310% due 05/01/2027		536	589
5.490% due 03/01/2028		197	219
5.510% due 11/01/2027		181	201
5.820% due 06/01/2026		452	506
5.870% due 07/01/2028		150	170
6.020% due 08/01/2028		93	106
6.770% due 11/01/2028		508	590
8.500% due 01/01/2015		29	30

Total U.S. Government Agencies (Cost $300,048)			301,744

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		339,896	348,964
0.125% due 04/15/2019		249,875	257,283
0.625% due 01/15/2024 (h)		39,794	41,219
1.625% due 01/15/2015 (j)		47,671	48,474
1.875% due 07/15/2015 (h)†		2,559	2,659
2.000% due 07/15/2014 (h)†		34,457	34,538
U.S. Treasury Notes
0.109% due 04/30/2016 †		25,700	25,708
0.125% due 07/31/2014 (h)†		500	500
0.250% due 08/31/2014 (h)†		45,200	45,215
0.250% due 09/30/2014 †		1,450	1,451
0.250% due 01/15/2015 †		400	400
0.250% due 02/28/2015		3,400	3,404
0.375% due 06/30/2015		3,700	3,709
2.750% due 11/15/2023 (j)		183,200	187,665

Total U.S. Treasury Obligations (Cost $988,800)			1,001,189

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
3.114% due 07/25/2035		1,101	1,071
American Home Mortgage Investment Trust
0.442% due 02/25/2045		429	428
Banc of America Commercial Mortgage Trust
5.781% due 04/10/2049		500	550
Banc of America Funding Corp.
0.411% due 10/03/2039		1,242	1,231
5.259% due 05/20/2036		1,670	1,654
BCAP LLC Trust
0.402% due 07/26/2035		986	929
2.397% due 01/26/2034		415	414
4.000% due 02/26/2037		426	408
Bear Stearns Adjustable Rate Mortgage Trust
2.528% due 03/25/2035		1,622	1,649
2.710% due 01/25/2035		1,430	1,422
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		248	207

Chase Mortgage Finance Trust
2.590% due 02/25/2037		580	578
5.500% due 12/25/2022		956	951
Citigroup Commercial Mortgage Trust
5.898% due 12/10/2049		4,412	4,891
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		182	184
2.500% due 10/25/2035		2,868	2,844
2.500% due 11/25/2035		793	792
5.231% due 08/25/2035		1,792	1,791
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,556
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,818	1,919
Countrywide Home Loan Mortgage Pass-Through Trust
2.538% due 11/20/2034		1,386	1,370
Credit Suisse First Boston Mortgage Securities Corp.
2.332% due 04/25/2034		115	119
Credit Suisse Mortgage Capital Certificates
0.322% due 10/15/2021		2,140	2,136
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		2,268	2,307
First Horizon Alternative Mortgage Securities Trust
2.233% due 04/25/2035		1,269	1,275
Granite Master Issuer PLC
0.293% due 12/20/2054	EUR	747	1,018
Grecale RMBS SRL
0.832% due 01/27/2061		4,600	6,095
GS Mortgage Securities Trust
3.849% due 12/10/2043		$5,174	5,424
GSR Mortgage Loan Trust
2.626% due 11/25/2035		1,232	1,214
2.652% due 09/25/2035		5,474	5,571
HarborView Mortgage Loan Trust
0.465% due 11/19/2035		1,844	1,646
0.493% due 06/20/2035		1,125	1,085
IndyMac Mortgage Loan Trust
4.854% due 11/25/2035		1,046	1,014
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,707	1,865
5.892% due 02/12/2049		4,600	5,079
JPMorgan Mortgage Trust
3.072% due 04/25/2035		202	206
5.240% due 07/25/2035		630	645
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		1,059	1,085
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.892% due 09/15/2030		361	361
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		138	137
2.146% due 12/25/2034		384	384
2.400% due 10/25/2035		182	185
2.615% due 06/25/2035		1,381	1,357
5.250% due 08/25/2036		1,956	2,025
5.381% due 05/25/2036		127	128
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		4,526	4,888
Morgan Stanley Capital Trust
5.610% due 04/15/2049		389	392
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		543	555
Morgan Stanley Re-REMIC Trust
5.997% due 08/15/2045		871	962
RBSSP Resecuritization Trust
2.107% due 07/26/2045		3,834	3,873
2.267% due 12/26/2036		293	296
Residential Accredit Loans, Inc. Trust
0.452% due 01/25/2035		1,201	1,170
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	499	677
Silk Road Finance Number Two PLC
1.762% due 03/21/2054		229	314
Structured Adjustable Rate Mortgage Loan Trust
2.386% due 06/25/2034		$2,948	3,031
Thornburg Mortgage Securities Trust
1.452% due 03/25/2037		8,601	8,039
2.237% due 04/25/2045		493	502
5.790% due 07/25/2036		15,574	15,792
6.092% due 09/25/2037		14,375	15,099
Vornado DP LLC Trust
2.970% due 09/13/2028		1,342	1,392
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		544	541
5.342% due 12/15/2043		2,100	2,292
5.928% due 06/15/2049		213	217

WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		7,714	7,273
0.522% due 11/25/2034		783	754
1.193% due 01/25/2046		1,834	1,824
2.377% due 06/25/2034		226	231
2.397% due 01/25/2035		220	222
2.433% due 10/25/2034		197	199
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		137	139
2.614% due 03/25/2035		747	758
2.615% due 12/25/2034		127	131
2.618% due 04/25/2036		33	34
5.000% due 03/25/2036		109	110
5.588% due 04/25/2036		2,090	2,083

Total Mortgage-Backed Securities (Cost $140,080)			146,990

ASSET-BACKED SECURITIES 1.9%
Aimco CLO
0.478% due 10/20/2019		3,403	3,385
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 01/25/2036		700	618
Ares VIR CLO Ltd.
0.650% due 03/12/2018		700	694
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		5,765	5,398
Atrium
0.479% due 07/20/2020		824	816
Bear Stearns Asset-Backed Securities Trust
0.652% due 09/25/2046		1,170	457
BlueMountain CLO Ltd.
0.461% due 11/15/2017		2,268	2,269
0.594% due 11/15/2017		800	798
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		52	52
Citibank Omni Master Trust
2.902% due 08/15/2018		21,300	21,370
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		7	7
Countrywide Asset-Backed Certificates
0.932% due 11/25/2034		784	778
1.007% due 08/25/2034		600	568
Duane Street CLO Ltd.
0.478% due 01/11/2021		1,095	1,085
EFS Volunteer LLC
1.089% due 10/26/2026		812	816
Euro-Galaxy CLO BV
0.568% due 10/23/2021	EUR	1,233	1,675
First Franklin Mortgage Loan Trust
0.532% due 09/25/2035		$386	384
0.592% due 04/25/2035		480	480
0.832% due 11/25/2035		3,340	3,254
Fore CLO Ltd.
0.473% due 07/20/2019		16,104	16,044
Four Corners CLO Ltd.
0.504% due 01/26/2020		6,267	6,237
Franklin CLO Ltd.
0.491% due 06/15/2018		749	744
Fremont Home Loan Trust
0.632% due 07/25/2035		725	726
GE-WMC Asset-Backed Pass-Through Certificates
0.512% due 10/25/2035		2,262	2,254
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		3,320	3,316
Gulf Stream Sextant CLO Ltd.
0.627% due 08/21/2020		500	496
HSBC Home Equity Loan Trust
0.633% due 03/20/2036		1,760	1,666
LCM Ltd.
0.460% due 03/21/2019		262	261
Leopard CLO BV
0.677% due 04/21/2020	EUR	244	333
LightPoint Pan-European CLO PLC
0.595% due 01/31/2022		878	1,187
Locat Securitisation Vehicle SRL
0.423% due 12/12/2028		180	246
Long Beach Mortgage Loan Trust
0.977% due 06/25/2035		$1,262	1,253
Magi Funding PLC
0.677% due 04/11/2021	EUR	153	208
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		$2,997	3,023
MASTR Asset-Backed Securities Trust
0.602% due 10/25/2035		1,000	954
Merrill Lynch Mortgage Investors Trust
0.462% due 08/25/2036		1,000	869

Morgan Stanley ABS Capital, Inc. Trust
1.007% due 03/25/2034		4,751	4,451
1.082% due 03/25/2035		400	379
Morgan Stanley Home Equity Loan Trust
0.622% due 08/25/2035		900	861
Nelnet Student Loan Trust
1.009% due 07/27/2048		2,864	2,890
New Century Home Equity Loan Trust
0.602% due 06/25/2035		2,000	1,850
0.642% due 07/25/2035		600	575
0.827% due 03/25/2035		3,500	3,322
North Carolina State Education Assistance Authority
0.950% due 07/25/2039		12,040	12,085
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		211	210
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035		1,000	986
0.872% due 03/25/2035		1,000	911
1.127% due 10/25/2034		200	198
RAAC Trust
0.502% due 10/25/2045		1,234	1,227
Race Point CLO Ltd.
0.486% due 04/15/2020		398	396
SLM Student Loan Trust
0.229% due 07/25/2017		211	210
0.729% due 10/25/2017		367	368
0.792% due 12/15/2027	EUR	2,800	3,784
1.729% due 04/25/2023		$10,619	10,992
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		1,429	1,431
Structured Asset Investment Loan Trust
1.127% due 10/25/2033		4,050	3,880
Venture CDO Ltd.
0.448% due 07/22/2021		850	838
0.458% due 01/20/2022		3,124	3,087

Total Asset-Backed Securities (Cost $136,730)			139,652

SOVEREIGN ISSUES 4.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	4,100	6,241
Italy Buoni Poliennali Del Tesoro
2.250% due 04/22/2017 (c)		4,607	6,567
2.550% due 10/22/2016 (c)		37,958	54,127
5.500% due 11/01/2022		6,100	10,249
Kommunalbanken A/S
0.614% due 03/27/2017		$16,800	16,935
1.375% due 06/08/2017		1,900	1,922
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,571
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	3,500	4,499
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,400	3,741
Russia Government International Bond
3.625% due 04/29/2015		$7,700	7,854
Slovenia Government International Bond
2.750% due 03/17/2015 †	EUR	200	278
4.125% due 02/18/2019		$7,800	8,237
4.700% due 11/01/2016	EUR	10,900	16,182
4.750% due 05/10/2018		$2,700	2,919
5.250% due 02/18/2024		38,500	41,580
5.500% due 10/26/2022		31,000	34,061
5.850% due 05/10/2023		14,400	16,236
Spain Government International Bond
5.400% due 01/31/2023	EUR	5,000	8,417
5.850% due 01/31/2022		42,600	73,467

Total Sovereign Issues (Cost $310,984)			315,083

SHORT-TERM INSTRUMENTS 35.8%
CERTIFICATES OF DEPOSIT 3.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$20,000	20,001
China Construction Bank Corp.
1.700% due 04/16/2015		69,100	69,265
Credit Suisse
0.437% due 01/12/2015		78,430	78,443
Intesa Sanpaolo SpA
1.650% due 04/07/2015		55,500	55,609
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		23,600	23,601

1.190% due 06/26/2015		38,000	38,005

			284,924

REPURCHASE AGREEMENTS (f) 7.7%			565,965

SHORT-TERM NOTES 22.4%
Fannie Mae
0.050% due 08/26/2014 †		4,500	4,500
0.055% due 07/28/2014 - 09/08/2014 †		43,800	43,798
0.060% due 09/22/2014 - 10/06/2014 †		292,668	292,640
0.065% due 10/02/2014 †		151,400	151,384
0.070% due 10/14/2014 - 11/03/2014 †		52,300	52,292
0.075% due 11/03/2014 - 11/12/2014 †		224,000	223,961
0.080% due 11/26/2014 †		39,100	39,092
Federal Home Loan Bank
0.060% due 07/09/2014 - 08/15/2014 †		29,500	29,498
0.065% due 08/29/2014 †		3,300	3,300
0.070% due 09/26/2014		515	515
0.075% due 10/08/2014 - 10/24/2014 †		49,700	49,694
0.078% due 10/29/2014 †		85,963	85,952
0.080% due 11/07/2014		20,600	20,596
0.082% due 10/03/2014		86,290	86,281
0.085% due 09/12/2014 †		7,500	7,500
0.097% due 09/19/2014		8,100	8,099
0.100% due 03/09/2015		54,400	54,390
Freddie Mac
0.050% due 08/26/2014 †		43,600	43,597
0.055% due 09/18/2014 - 09/25/2014 †		52,800	52,796
0.060% due 10/17/2014 †		156,200	156,181
0.065% due 09/10/2014 †		119,700	119,686
0.080% due 11/12/2014 - 01/13/2015 †		75,100	75,074
0.095% due 11/19/2014		7,900	7,898
0.110% due 11/18/2014 †		35,400	35,393

			1,644,117

SLOVENIA TREASURY BILLS 0.0%
0.903% due 03/12/2015 - 04/09/2015 (b)	EUR	1,800	2,456

U.S. TREASURY BILLS 1.8%
0.065% due 07/24/2014 - 12/18/2014 (b)(h)(j)†		$130,295	130,278

Total Short-Term Instruments (Cost $2,627,247)			2,627,740

Total Investments in Securities (Cost $5,215,459)			5,251,374

	SHARES
INVESTMENTS IN AFFILIATES 25.1%
SHORT-TERM INSTRUMENTS 25.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.1%
PIMCO Short-Term Floating NAV Portfolio		46,058,347	460,860
PIMCO Short-Term Floating NAV Portfolio III		138,479,709	1,383,689

Total Short-Term Instruments (Cost $1,844,399)			1,844,549

Total Investments in Affiliates (Cost $1,844,399)			1,844,549

Total Investments 96.6% (Cost $7,059,858)			$7,095,923
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(9,485))			10,257
Other Assets and Liabilities, net 3.3%			242,139

Net Assets 100.0%			$7,348,319

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$16,000	$16,005	0.22%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140% †	06/30/2014	07/01/2014	$10,700	U.S. Treasury Notes 1.625% due 06/30/2019	$(10,916)	$10,700	$10,700
BSN	0.130% †	06/30/2014	07/01/2014	425,000	U.S. Treasury Notes 0.625% due 08/15/2016	(433,783)	425,000	425,002
RDR	0.140% †	06/30/2014	07/01/2014	100,000	U.S. Treasury Notes 1.375% due 07/31/2018	(102,077)	100,000	100,000
SSB	0.000% †	06/30/2014	07/01/2014	4,865	Fannie Mae 2.110% due 11/07/2022	(4,962)	4,865	4,865
TDM	0.140% †	06/30/2014	07/01/2014	25,400	U.S. Treasury Bonds 4.625% due 02/15/2040	(26,299)	25,400	25,400

Total Repurchase Agreements						$(578,037)	$565,965	$565,967

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	336	$572	$1,522
Put - NYMEX WTI Crude December Futures †	85.000	11/17/2014	211	334	51

				$906	$1,573

Total Purchased Options				$906	$1,573

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	336	$(587)	$(131)
Put - NYMEX WTI Crude December Futures †	0.500	11/19/2014	771	(212)	(177)
Put - NYMEX WTI Crude November Futures †	0.500	10/20/2014	771	(212)	(177)
Put - NYMEX WTI Crude October Futures †	0.500	09/19/2014	771	(212)	(147)
Put - NYMEX WTI-Brent Crude Spread August Futures †	(9.000)	07/15/2014	594	(206)	(172)
Call - NYMEX WTI-Brent Crude Spread August Futures †	(5.000)	07/15/2014	594	(504)	(172)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	288	(246)	(46)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(15.000)	11/12/2014	207	(99)	(93)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(14.000)	11/12/2014	579	(754)	(348)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(5.000)	11/12/2014	579	(823)	(579)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(3.000)	11/12/2014	207	(62)	(124)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	759	(585)	(357)
Put - NYMEX WTI-Brent Crude Spread September Futures †	(12.000)	08/13/2014	589	(485)	(141)
Call - NYMEX WTI-Brent Crude Spread September Futures †	(6.000)	08/13/2014	589	(720)	(566)

Total Written Options				$(5,707)	$(3,230)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	37	$(164)	$7	$0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	37	(171)	1	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	37	(170)	10	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	37	(176)	2	0
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	37	(184)	3	0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	37	(162)	4	0
Brent Crude August Futures †	Long	07/2014	1,681	(3,328)	0	(1,859)
Brent Crude December Futures †	Long	11/2014	971	(1,344)	0	(573)
Brent Crude December Futures †	Long	11/2015	1,621	6,467	0	(584)
Brent Crude December Futures †	Short	10/2016	1,621	(6,435)	535	0
Brent Crude June Futures †	Short	05/2015	658	467	290	0
Brent Crude March Futures †	Short	02/2015	2,422	(12,697)	1,259	0
Brent Crude September Futures †	Short	08/2014	2,652	4,886	2,069	0
Call Options Strike @ USD 119.00 on Brent Crude September Futures †	Short	08/2014	295	144	53	0
Canola November Futures †	Long	11/2014	4,760	(872)	0	(1,196)
Cocoa December Futures †	Long	12/2014	4,400	164	3,215	(603)
Cocoa September Futures †	Short	09/2014	4,400	(456)	753	(3,581)
Corn December Futures †	Long	12/2014	8,907	(24,172)	0	(9,798)
Corn September Futures †	Short	09/2014	3,587	2,846	4,215	0
E-mini S&P 500 Index September Futures	Long	09/2014	1,017	529	20	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	344	(668)	99	(42)
Euro-Mill Wheat January Futures †	Long	01/2015	844	(1,186)	43	(101)
Euro-Mill Wheat March Futures †	Long	03/2015	4,183	(6,099)	143	(501)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil August Futures †	Long	08/2014	25	16	0	(6)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil December Futures †	Long	12/2014	42	34	0	(11)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil July Futures †	Long	07/2014	25	16	0	(7)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil November Futures †	Long	11/2014	42	34	0	(11)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil October Futures †	Long	10/2014	42	34	0	(11)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil September Futures †	Long	09/2014	25	32	0	(4)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	37	(155)	0	(2)
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	37	(76)	0	(2)
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	37	(187)	3	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	37	(84)	0	(3)
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	37	(98)	0	(4)
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	37	(126)	0	(4)
Gas Oil December Futures †	Short	12/2014	1,303	2,132	619	0
Gas Oil September Futures †	Long	09/2014	1,303	(2,704)	0	(717)
Gold 100 oz. August Futures †	Long	08/2014	648	1,882	130	0
Hard Red Spring Wheat December Futures †	Long	12/2014	1,679	(1,279)	0	(1,406)
Hard Red Winter Wheat December Futures †	Short	12/2014	1,803	2,230	1,803	0
Hard Red Winter Wheat September Futures †	Short	09/2014	1,395	1,229	1,500	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	1,062	(201)	56	0
Henry Hub Natural Gas Swap August Futures †	Short	07/2014	17	(9)	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	1,056	(59)	55	0
Henry Hub Natural Gas Swap December Futures †	Short	11/2014	16	(6)	0	(2)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	910	495	55	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	910	439	46	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	917	492	44	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	1,056	(71)	55	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	1,062	(117)	56	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	915	327	48	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	1,056	(187)	55	0
Henry Hub Natural Gas Swap November Futures †	Short	10/2014	7	(1)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	921	130	51	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2014	17	(8)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	1,051	(38)	55	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	1,057	(80)	55	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	263	14	16	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	82	(3)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	82	(8)	10	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	263	16	18	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	263	24	18	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	82	(3)	7	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	263	3	16	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	263	13	16	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	263	11	16	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	82	(3)	12	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	82	(2)	14	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	82	(3)	10	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	17	(0)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	17	2	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	17	4	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	17	(2)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	17	(3)	2	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	17	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	17	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	17	(1)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	17	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	17	3	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	17	3	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	17	3	0	(1)
Natural Gas April Futures †	Short	03/2015	1,463	977	0	(293)
Natural Gas April Futures †	Short	03/2016	1,107	862	0	(233)
Natural Gas August Futures †	Long	07/2015	3,694	(3,592)	591	0
Natural Gas December Futures †	Long	11/2014	13,099	9,887	5,764	0
Natural Gas January Futures †	Short	12/2014	12	13	0	(5)
Natural Gas March Futures †	Short	02/2015	1,824	1,751	0	(675)
Natural Gas March Futures †	Long	02/2016	1,107	(1,190)	232	0
Natural Gas May Futures †	Long	04/2015	3,694	2,033	554	0
Natural Gas Ocotober Futures †	Short	09/2015	3,694	4,190	0	(628)
Natural Gas October Futures †	Short	09/2014	4,353	3,300	0	(2,133)
Natural Gas September Futures †	Short	08/2014	9,141	14,667	0	(4,662)
New York Harbor ULSD December Futures †	Long	11/2014	1,012	4,062	0	(938)
New York Harbor ULSD September Futures †	Long	08/2014	488	1,826	0	(531)
Put Options Strike @ USD 112.000 on Brent Crude July Futures †	Long	07/2014	355	71	136	0
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	211	290	4	0
RBOB Gasoline December Futures †	Short	11/2014	1,012	(4,487)	773	(4)
RBOB Gasoline October Futures †	Long	09/2014	2,540	10,012	0	(2,614)
RBOB Gasoline September Futures †	Short	08/2014	3,028	(11,527)	3,408	0
Soybean August Futures †	Short	08/2014	1,352	3,055	3,139	0
Soybean Meal August Futures †	Short	08/2014	635	961	1,048	0
Soybean Meal September Futures †	Long	09/2014	635	(1,477)	0	(1,384)
Soybean November Futures †	Short	11/2014	3,194	13,184	11,179	0
Soybean September Futures †	Long	09/2014	1,002	(3,845)	0	(3,362)
Sugar No. 11 March Futures †	Short	02/2015	15,937	(4,660)	4,631	(3)
Sugar No. 11 October Futures †	Long	09/2014	12,549	1,558	0	(4,129)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	3,470	133	0	(244)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	1,907	1,141	276	0
Wheat December Futures †	Short	12/2014	234	773	170	0
Wheat March Futures †	Short	03/2015	1,748	11,793	1,136	0
Wheat September Futures †	Long	09/2014	1,395	(1,059)	0	(1,133)
White Sugar October Futures †	Long	09/2014	3,388	(1,232)	0	(1,372)
WTI Crude December Futures †	Short	11/2014	8,532	(19,143)	2,291	0
WTI Crude December Futures †	Short	11/2015	5,842	(6,653)	0	(127)
WTI Crude January Futures †	Long	12/2014	377	2,668	0	(91)
WTI Crude June Futures †	Long	05/2015	9,763	46,900	0	(971)
WTI Crude March Futures †	Long	02/2015	5,058	25,080	0	(970)
WTI Crude March Futures †	Long	02/2016	1,875	1,970	108	(1)
WTI Crude October Futures †	Short	09/2014	377	(2,702)	109	0
WTI Crude September Futures †	Short	08/2014	4,269	(13,114)	1,324	0
WTI Crude September Futures †	Long	08/2015	6,541	35,283	0	(65)
WTI-Brent Calendar Swap April Futures †	Short	04/2015	40	46	14	0
WTI-Brent Calendar Swap August Futures †	Short	08/2015	40	17	15	0
WTI-Brent Calendar Swap December Futures †	Short	12/2015	40	8	15	0
WTI-Brent Calendar Swap February Futures †	Short	02/2015	40	72	13	0
WTI-Brent Calendar Swap January Futures †	Short	01/2015	40	79	14	0
WTI-Brent Calendar Swap July Futures †	Short	07/2015	40	17	15	0
WTI-Brent Calendar Swap June Futures †	Short	06/2015	40	25	14	0
WTI-Brent Calendar Swap March Futures †	Short	03/2015	40	57	13	0
WTI-Brent Calendar Swap May Futures †	Short	05/2015	40	35	14	0
WTI-Brent Calendar Swap November Futures †	Short	11/2015	40	18	15	0
WTI-Brent Calendar Swap October Futures †	Short	10/2015	40	17	15	0
WTI-Brent Calendar Swap September Futures †	Short	09/2015	40	17	15	0

Total Futures Contracts				$85,495	$54,617	$(47,606)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-22 10-Year Index	1.000%	06/20/2024		$11,800	$31	$(10)	$0	$(14)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	132,750	(120)	3,111	0	(345)

					$(89)	$3,101	$0	$(359)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/18/2016		$315,700	$(1,200)	$(903)	$0	$(63)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		190,800	(17,049)	(20,080)	0	(1,185)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	149,400	4,663	5,598	242	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	4,760,000	(1,680)	(942)	0	(4)

						$(15,266)	$(16,327)	$242	$(1,252)

Total Swap Agreements						$(15,355)	$(13,226)	$242	$(1,611)

(h)	Securities with an aggregate market value of $131,885 and cash of $111 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014		NZD	4,663		$3,972	$0	$(111)
BOA	07/2014		AUD	1,325		1,245	0	(4)
	07/2014			$1,048	AUD	1,116	4	0
	08/2014		EUR	26,260		$35,722	0	(243)
	09/2014	†		$12,425	CAD	13,538	238	0
BPS	08/2014			55,893	EUR	41,221	562	0
BRC	07/2014	†		1,225		897	4	0
	08/2014		EUR	53,446		$72,938	0	(259)
	09/2014	†	GBP	21,580		36,227	0	(684)
CBK	08/2014		EUR	203,110		276,888	0	(1,283)
	08/2014			$1,592	EUR	1,164	2	0
DUB	07/2014	†	EUR	52,712		$71,641	0	(538)
	07/2014			$4,059	NZD	4,663	23	0
	08/2014		NZD	4,663		$4,047	0	(24)
	08/2014	†		$71,650	EUR	52,712	538	0
GLM	07/2014	†		76,394		55,780	0	(14)
	08/2014			31,108	MXN	409,765	361	0
	10/2014			3,008		39,234	0	(7)
JPM	07/2014		BRL	93,421		$41,733	0	(548)
	07/2014	†	EUR	2,681		3,647	0	(25)
	07/2014		JPY	3,430,655		33,683	0	(181)
	07/2014			$42,415	BRL	93,421	0	(134)
	07/2014			52,064	INR	3,173,758	576	0
	07/2014			33,780	JPY	3,430,655	85	0
	08/2014		JPY	3,430,655		$33,788	0	(85)
	08/2014			$41,354	BRL	93,420	532	0
RBC	07/2014	†	EUR	1,284		$1,748	0	(10)
	08/2014			$1,154	EUR	848	7	0
	09/2014		CAD	5,340		$4,912	0	(83)
	09/2014	†		$37,694	CAD	40,977	635	0
UAG	07/2014		BRL	93,420		$42,416	134	0
	07/2014			$41,498	BRL	93,420	783	0

Total Forward Foreign Currency Contracts							$4,484	$(4,233)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC WTI Crude December Futures †	$120.000	11/17/2014	$25,000	$2,000	$83
SOG	Call - OTC WTI Crude December Futures	130.000	11/17/2014	16,500	1,320	23

Total Purchased Options					$3,320	$106

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC Arabica Coffee September Futures †	$150.000	08/08/2014	$11,175	$(346)	$(91)
	Call - OTC Arabica Coffee September Futures †	210.000	08/08/2014	11,175	(455)	(257)
	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	101	(403)	0
DUB	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	1	(3)	0
	Put - OTC Sugar No. 11 October Futures †	14.000	09/15/2014	38,304	(73)	(4)
FBF	Call - OTC Brent Crude December Futures	126.000	11/10/2014	25,000	(2,075)	(157)
JPM	Put - OTC Arabica Coffee September Futures †	150.000	08/08/2014	5,475	(164)	(44)
	Call - OTC Arabica Coffee September Futures †	210.000	08/08/2014	5,475	(263)	(126)
SOG	Call - OTC Brent Crude December Futures	140.000	11/10/2014	16,500	(1,337)	(43)

					$(5,119)	$(722)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR 21,600	$(74)	$(9)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	22,900	(76)	(17)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014	5,000	(15)	(3)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014	63,000	(25)	(21)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	11,400	(35)	(9)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	7,700	(27)	(3)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	21,900	(73)	(17)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	9,000	(33)	(4)

						$(358)	$(83)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$1,140	$(582)	$(5)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	410	(213)	(2)
MYC	Put - OTC NGCAL16 Index †	4.150	07/28/2014	541,000	(189)	(124)
	Call - OTC NGCAL16 Index †	4.350	07/28/2014	541,000	(189)	(119)

					$(1,173)	$(250)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$12,800	$(110)	$(38)
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(5)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(52)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(49)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	(119)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(85)

						$(767)	$(349)

Total Written Options						$(7,417)	$(1,404)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	LLSBRT 1H15 Index †	$7.200	06/30/2015	114,000	$0	$23	$23	$0
	Receive	LLSBRT 1H15 Index †	7.100	06/30/2015	120,000	0	12	12	0
	Pay	LLSBRT 2H14 Index †	6.200	12/31/2014	38,250	0	(37)	0	(37)
	Receive	LLSBRT CAL14 Index †	4.500	12/31/2014	126,000	0	(64)	0	(64)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	156,000	0	101	101	0
CBK	Pay	GOCO CAL14 Index †	17.450	12/31/2014	34,950	0	184	184	0
	Pay	GOCO CAL14 Index †	17.760	12/31/2014	44,550	0	249	249	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	24,000	0	137	137	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	44,550	0	372	372	0
	Pay	HSFOCO CAL14 Index †	10.450	12/31/2014	34,950	0	302	302	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	24,000	0	216	216	0
	Receive	LLSBRT 1H15 Index †	7.200	06/30/2015	486,000	0	99	99	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	38,250	0	(39)	0	(39)
	Receive	LLSBRT CAL15 Index †	8.850	12/31/2015	300,000	0	403	403	0
DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	15,228	0	(73)	0	(73)
	Pay	GOCO CAL14 Index †	16.970	12/31/2014	37,500	0	180	180	0
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	6,000	0	30	30	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	15,228	0	(83)	0	(83)
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	6,000	0	55	55	0
	Pay	HSFOCO CAL14 Index †	9.570	12/31/2014	37,500	0	357	357	0
	Receive	NGCAL19 Index †	7.200	12/31/2019	660,000	0	(1,474)	0	(1,474)
FBF	Pay	JETNWE CAL14 Index †	965.000	12/31/2014	19,740	0	(390)	0	(390)
	Receive	Lead September Futures †	2,088.500	09/15/2014	9,425	0	763	763	0
	Receive	Lead September Futures †	2,098.000	09/15/2014	4,550	0	325	325	0
	Receive	Lead September Futures †	2,131.000	09/15/2014	4,925	0	190	190	0
	Receive	ULSDNWE CAL14 Index †	906.000	12/31/2014	21,000	0	537	537	0
	Pay	Zinc September Futures †	2,035.500	09/15/2014	9,425	0	(1,738)	0	(1,738)
	Pay	Zinc September Futures †	2,050.000	09/15/2014	4,550	0	(773)	0	(773)
	Pay	Zinc September Futures †	2,081.000	09/15/2014	4,925	0	(684)	0	(684)
GST	Pay	GOCO CAL14 Index †	17.700	12/31/2014	24,000	0	132	132	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	41,400	0	241	241	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	41,400	0	335	335	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	24,000	0	216	216	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	36,000	0	(39)	0	(39)
	Receive	LLSBRT 2H15 Index †	7.750	12/31/2015	111,444	0	(29)	0	(29)
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	192,000	0	315	315	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	48,000	0	19	19	0
	Receive	LLSBRT CAL15 Index †	7.550	12/31/2015	684,000	0	32	32	0
JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	18,000	0	(22)	0	(22)
MAC	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	8,655,000	0	1,624	1,624	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	20,865,000	0	3,811	3,811	0
	Receive	CUAC 1Q15 Index †	56.000	03/31/2015	9,828,000	0	324	324	0
	Receive	CUAC 4Q14 Index †	42.540	12/31/2014	22,332,000	0	5,708	5,708	0
	Receive	LLSBRT 1H15 Index †	7.550	06/30/2015	232,710	0	129	129	0
MYC	Receive	GOCO CAL14 Index †	16.920	12/31/2014	15,222	0	(72)	0	(72)
	Pay	GOCO CAL14 Index †	17.350	12/31/2014	27,450	0	142	142	0
	Pay	GOCO CAL14 Index †	17.900	12/31/2014	12,600	0	72	72	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	15,222	0	(83)	0	(83)
	Pay	HSFOCO CAL14 Index †	10.900	12/31/2014	12,600	0	103	103	0
	Pay	HSFOCO CAL14 Index †	10.350	12/31/2014	27,450	0	240	240	0

						$0	$12,378	$17,978	$(5,600)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	1.662%	$3,000	$(251)	$163	$0	$(88)
BRC	Spain Government International Bond	1.000%	03/20/2019	0.621%	2,100	(20)	57	37	0
DUB	Italy Government International Bond	1.000%	03/20/2019	0.887%	5,300	(114)	143	29	0
FBF	United Kingdom Gilt	1.000%	12/20/2015	0.046%	3,300	77	(30)	47	0
GST	Navient Corp.	5.000%	03/20/2016	0.675%	300	1	22	23	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	1,400	(13)	37	24	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%	4,050	(87)	109	22	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	1,300	(107)	69	0	(38)
JPM	HSBC Bank PLC	1.000%	06/20/2019	0.480%	4,100	51	53	104	0
MYC	Italy Government International Bond	1.000%	03/20/2019	0.887%	10,050	(193)	248	55	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	2,700	(24)	72	48	0

						$(680)	$943	$389	$(126)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	67,200	$57	$(1,367)	$0	$(1,310)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		180,800	237	542	779	0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	22,200	259	1,241	1,500	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	35,700	0	(714)	0	(714)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$20,900	127	(497)	0	(370)
BRC	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	140,000	163	1,157	1,320	0
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	178,000	(349)	768	419	0
DUB	Pay	28-Day MXN-TIIE	6.350%	09/01/2023		181,000	(381)	807	426	0
FBF	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	200,000	240	1,646	1,886	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017		31,800	0	(646)	0	(646)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	183,000	(363)	794	431	0
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	111,000	103	(3,312)	0	(3,209)

							$93	$419	$6,761	$(6,249)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CSIXTR Index †	77,842	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$485,351	$128	$128	$0
BPS	Receive	CSIXTR Index †	124,199	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	774,399	193	193	0
CBK		CSIXTR Index	10,724	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	66,866	17	17	0
CBK	Receive	CSIXTR Index †	1,072	3-Month U.S. Treasury Bill rate plus a specified spread	07/18/2014	6,686	0	0	0
CIB	Receive	CSIXTR Index †	151,691	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	945,819	229	229	0
DUB	Receive	CSIXTR Index †	16,488	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	102,805	26	26	0
FBF	Pay	BCOMHG Index †	18,947	0.000%	08/15/2014	5,913	(310)	0	(310)
	Receive	CSIXTR Index †	190,592	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,188,368	296	296	0
	Receive	SPGCICP Index †	10,141	0.000%	08/15/2014	5,989	301	301	0
GLM	Receive	CSIXTR Index †	171,487	3-Month U.S. Treasury Bill rate plus a specified spread	07/18/2014	1,080,874	(11,328)	0	(11,328)
GST	Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	11/28/2014	15	0	0	0
JPM	Receive	BCOMF1T Index †	857,870	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	436,634	(256)	0	(256)
	Pay	BCOMTR Index †	2,745,145	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	744,694	499	499	0
	Receive	CSIXTR Index †	260,468	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,624,054	404	404	0
	Receive	JMABNIC0 Index †	60,381	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	45,466	46	46	0
	Receive	JMABNICP Index †	336,876	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	246,714	216	216	0
SOG	Receive	BCOMTR Index †	66,996	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	18,175	(12)	0	(12)
	Receive	CSIXTR Index †	172,398	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,074,925	264	264	0

							$(9,287)	$2,619	$(11,906)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	GOLDLNPM Index †	4.537%	08/06/2014	$23,470	$0	$(600)	$0	$(600)
CBK	Pay	Brent Crude July Futures †	3.706%	07/11/2014	21,556	0	463	463	0
	Pay	PLTMLNPM Index †	3.725%	08/26/2014	13,000	0	118	118	0
	Pay	SPGCCLP Index †	4.080%	05/14/2015	13,430	0	105	105	0
	Pay	SPGCCLP Index †	4.580%	05/14/2015	13,676	0	188	188	0
	Receive	WTI Crude July Futures †	3.610%	07/17/2014	21,846	0	(453)	0	(453)
DUB	Pay	BCOM Index †	1.440%	11/04/2014	24,110	0	21	21	0
	Pay	BCOM Index †	1.440%	11/05/2014	7,728	0	6	6	0
	Pay	BCOM Index †	1.440%	11/06/2014	9,580	0	6	6	0
	Pay	Brent Crude August Futures †	2.690%	08/11/2014	21,036	0	99	99	0
	Pay	Brent Crude August Futures †	2.756%	08/11/2014	20,002	0	102	102	0
	Pay	Brent Crude August Futures †	3.168%	08/11/2014	17,695	0	180	180	0
	Pay	Brent Crude July Futures †	3.423%	07/11/2014	15,407	0	288	288	0
	Pay	Brent Crude September Futures †	2.657%	09/10/2014	20,368	0	69	69	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015	13,790	0	193	193	0
	Receive	WTI Crude August Futures †	2.657%	08/15/2014	20,368	0	(121)	0	(121)
	Receive	WTI Crude August Futures †	2.839%	08/15/2014	20,470	0	(166)	0	(166)
	Receive	WTI Crude August Futures †	3.331%	08/15/2014	17,262	0	(240)	0	(240)
	Receive	WTI Crude July Futures †	3.423%	07/17/2014	15,407	0	(291)	0	(291)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	18,557	0	(89)	0	(89)
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	32,911	0	(334)	0	(334)
	Receive	WTI Crude September Futures †	2.592%	09/17/2014	20,628	0	(96)	0	(96)
GST	Pay	BCOM Index †	1.960%	02/03/2015	20,925	0	(10)	0	(10)
	Pay	GOLDLNPM Index †	5.063%	08/06/2014	22,250	0	686	686	0
	Pay	GOLDLNPM Index †	5.176%	08/06/2014	22,870	0	731	731	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	16,800	0	501	501	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014	2,233	0	19	19	0
	Pay	S&P 500 Index †	4.020%	10/17/2014	28,730	0	773	773	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	12,600	0	(492)	0	(492)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	38,626	0	174	174	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	26,580	0	152	152	0
JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014	9,110	0	479	479	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014	18,226	0	155	155	0
	Pay	S&P 500 Index	3.572%	03/20/2015	33,069	0	54	54	0
MYC	Pay	Brent Crude August Futures †	3.349%	08/11/2014	13,670	0	135	135	0
	Pay	Brent Crude August Futures †	3.572%	08/11/2014	17,195	0	218	218	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	63,817	0	1,420	1,420	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	49,045	0	(958)	0	(958)
	Receive	WTI Crude August Futures †	2.890%	08/11/2014	14,710	0	(119)	0	(119)
	Receive	WTI Crude August Futures †	3.028%	08/11/2014	18,678	0	(184)	0	(184)
SOG	Pay	S&P 500 Index †	3.010%	12/19/2014	70,025	0	253	253	0
	Pay	SPGCCLP Index †	4.000%	05/14/2015	15,450	0	111	111	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	19,352	0	(93)	0	(93)

						$0	$3,453	$7,699	$(4,246)

Total Swap Agreements						$(587)	$7,906	$35,446	$(28,127)

(j)	Securities with an aggregate market value of $8,362 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$599,632	$16,005	$615,637
Industrials	0	40,308	399	40,707
Utilities	0	62,632	0	62,632
U.S. Government Agencies	0	296,165	5,579	301,744
U.S. Treasury Obligations	0	1,001,189	0	1,001,189
Mortgage-Backed Securities	0	145,653	1,337	146,990
Asset-Backed Securities	0	139,652	0	139,652
Sovereign Issues	0	315,083	0	315,083
Short-Term Instruments
Certificates of Deposit	0	284,924	0	284,924
Repurchase Agreements	0	565,965	0	565,965
Short-Term Notes	0	1,644,117	0	1,644,117
Slovenia Treasury Bills	0	2,456	0	2,456
U.S. Treasury Bills	0	130,278	0	130,278
	$0	$5,228,054	$23,320	$5,251,374

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,844,549	$0	$0	$1,844,549

Total Investments	$1,844,549	$5,228,054	$23,320	$7,095,923

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	56,190	242	0	56,432
Over the counter	17	40,019	0	40,036
	$56,207	$40,261	$0	$96,468

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(50,843)	(1,604)	0	(52,447)
Over the counter	0	(33,165)	(599)	(33,764)

	$(50,843)	$(34,769)	$(599)	$(86,211)

Totals	$1,849,913	$5,233,546	$22,721	$7,106,180

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.1%
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.650% due 05/02/2016		$7,531	$7,546
Iasis Healthcare LLC
4.500% due 05/03/2018		9,678	9,727

Total Bank Loan Obligations (Cost $17,170)			17,273

CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 1.0%
Ally Financial, Inc.
2.427% due 12/01/2014		1,100	1,105
Banco Santander Brasil S.A.
4.250% due 01/14/2016		14,500	15,160
Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,700	21,079
Citigroup, Inc.
0.745% due 05/01/2017		1,800	1,800
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		57,200	57,211
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		5,000	5,547
Eksportfinans ASA
2.375% due 05/25/2016		3,000	3,007
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	2,130
International Lease Finance Corp.
6.500% due 09/01/2014		3,500	3,531
7.125% due 09/01/2018		3,100	3,604
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,692
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		300	317
5.499% due 07/07/2015		3,000	3,119
5.717% due 06/16/2021		200	211
SLM Corp. CPI Linked Bond
2.930% due 11/01/2016		700	689
3.191% due 10/01/2014		560	559
Stone Street Trust
5.902% due 12/15/2015		2,000	2,131
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		15,700	15,582
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		600	607

			139,081

INDUSTRIALS 0.4%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		6,100	6,116
Chesapeake Energy Corp.
3.479% due 04/15/2019		3,600	3,643
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,331
DISH DBS Corp.
6.625% due 10/01/2014		850	862
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	15,600	20,361
Lennar Corp.
5.500% due 09/01/2014		$1,200	1,209
5.600% due 05/31/2015		3,000	3,116
New York Times Co.
5.000% due 03/15/2015		1,000	1,025
Noble Group Ltd.
4.875% due 08/05/2015		6,400	6,648
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,866
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,962	3,473
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		200	229

			55,879

UTILITIES 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		500	597
AT&T, Inc.
0.654% due 03/30/2017		33,100	33,185
Electricite de France
0.688% due 01/20/2017		6,800	6,832
1.150% due 01/20/2017		2,100	2,101
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,400	1,314
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		32,310	34,976
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,051
5.000% due 10/19/2025		1,300	1,391
Rosneft Finance S.A.
6.250% due 02/02/2015		100	103
6.625% due 03/20/2017		1,900	2,090
7.500% due 07/18/2016		400	440
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		2,700	2,710
Tokyo Electric Power Co., Inc.
1.850% due 07/28/2014	JPY	39,000	385
5.050% due 11/28/2014		10,000	100

			87,275

Total Corporate Bonds & Notes (Cost $275,270)			282,235

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.282% due 03/25/2036		$404	381
0.597% due 02/25/2037		4,927	4,941
2.133% due 05/01/2035		281	302
2.355% due 05/01/2036		49	52
3.000% due 08/01/2044 †		1,000	985
4.000% due 07/01/2019 - 07/01/2044		4,826	5,130
Freddie Mac
0.382% due 02/15/2019		4,003	4,009
0.422% due 01/15/2037		24	23
2.386% due 06/01/2033		288	303
2.666% due 01/01/2034		365	386
Ginnie Mae
0.452% due 01/16/2031		19	19
NCUA Guaranteed Notes
0.602% due 10/07/2020		8,507	8,555
0.712% due 12/08/2020		42,106	42,398
Small Business Administration
5.902% due 02/10/2018		1,758	1,908

Total U.S. Government Agencies (Cost $68,610)			69,392

U.S. TREASURY OBLIGATIONS 87.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(i)		300,748	308,772
0.125% due 04/15/2016 (g)†		268,480	275,643
0.125% due 04/15/2017 (e)		441,214	456,536
0.125% due 04/15/2018 (e)(g)		1,212,967	1,253,147
0.125% due 04/15/2019		162,571	167,390
0.125% due 01/15/2022 †		51,319	51,666
0.125% due 07/15/2022 †		16,494	16,613
0.500% due 04/15/2015 (g)†		526,438	534,273
0.625% due 07/15/2021 †		1,030,369	1,085,429
0.625% due 01/15/2024		249,408	258,342
1.125% due 01/15/2021		117,276	127,056
1.250% due 07/15/2020		1,195,749	1,310,794
1.375% due 07/15/2018 (i)		110,025	120,249
1.375% due 01/15/2020		407,023	446,517
1.375% due 02/15/2044		93,472	102,623
1.625% due 01/15/2015 (g)(i)		470,630	478,553
1.625% due 01/15/2015 (g)†		258,887	263,246
1.625% due 01/15/2018		331,984	362,200
1.875% due 07/15/2015 (e)		478,570	497,264
1.875% due 07/15/2015 †		38,511	40,015
1.875% due 07/15/2019 (g)†		621,156	699,285
2.000% due 07/15/2014 (g)(i)		196,934	197,396
2.000% due 07/15/2014 (g)†		328,700	329,470
2.000% due 01/15/2016 (e)		247,352	260,898
2.000% due 01/15/2016 †		112,744	118,918
2.125% due 01/15/2019		64,809	73,007
2.125% due 01/15/2019 (g)†		292,581	329,588

2.375% due 01/15/2017		230,081	251,795
2.500% due 07/15/2016 (e)		1,044,181	1,133,589
2.500% due 07/15/2016 †		1,056	1,147
2.625% due 07/15/2017 (e)		817,320	915,239
3.875% due 04/15/2029		2,740	4,003
U.S. Treasury Notes
0.250% due 01/31/2015 †		102,549	102,655
0.250% due 02/28/2015 †		33,500	33,537

Total U.S. Treasury Obligations (Cost $12,396,530)			12,606,855

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		2,489	2,280
4.899% due 10/25/2035		2,510	2,287
American Home Mortgage Assets Trust
0.342% due 05/25/2046		325	247
1.043% due 11/25/2046		8,046	4,544
American Home Mortgage Investment Trust
1.822% due 09/25/2045		1,244	1,209
Arran Residential Mortgages Funding PLC
1.771% due 11/19/2047	EUR	4,676	6,478
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$10,140	11,073
5.634% due 04/10/2049		143	144
5.775% due 06/10/2049		7,100	7,822
5.889% due 07/10/2044		588	635
5.919% due 05/10/2045		9,700	10,401
5.948% due 02/10/2051		5,615	6,258
Banc of America Funding Corp.
0.411% due 10/03/2039		8,869	8,789
0.443% due 05/20/2035		391	272
2.938% due 01/20/2047 ^		498	390
5.354% due 05/20/2036		1,048	1,026
Banc of America Mortgage Trust
2.601% due 03/25/2035		945	889
2.702% due 07/25/2035		2,109	1,970
2.808% due 12/25/2034		2,592	2,624
5.218% due 01/25/2035		50	50
6.500% due 09/25/2033		14	15
Banc of America Re-REMIC Trust
5.679% due 02/17/2051		7,854	8,418
BCAP LLC Trust
0.322% due 01/25/2037 ^		2,127	1,620
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		1,816	1,850
2.498% due 05/25/2033		63	64
2.663% due 10/25/2035		2,561	2,556
2.881% due 01/25/2035		5,038	5,095
2.904% due 02/25/2036 ^		842	672
3.004% due 07/25/2034		1,349	1,347
4.974% due 03/25/2035		278	280
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		1,372	1,273
2.510% due 09/25/2034		911	920
2.790% due 09/25/2035		756	665
Chase Mortgage Finance Trust
2.471% due 03/25/2037		2,874	2,655
4.892% due 12/25/2035		3,449	3,402
5.500% due 12/25/2022		2,103	2,092
5.647% due 09/25/2036		2,268	2,095
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		476	479
2.200% due 09/25/2035		3,013	3,041
2.280% due 09/25/2035		3,139	3,154
2.500% due 05/25/2035		746	733
2.500% due 10/25/2035		3,083	3,037
2.527% due 03/25/2036		363	344
2.580% due 12/25/2035 ^		728	515
5.231% due 08/25/2035		1,407	1,406
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		696	596
Commercial Mortgage Trust
3.156% due 07/10/2046		13,203	13,485
5.988% due 12/10/2049		3,680	4,123
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		7,217	6,368
0.332% due 05/25/2047		3,522	3,066
0.333% due 02/20/2047		9,057	6,815
0.348% due 12/20/2046		744	576
0.362% due 07/25/2046		288	248
1.123% due 12/25/2035		1,163	920
5.318% due 11/25/2035 ^		708	586
5.500% due 10/25/2033		1,353	1,428
5.750% due 03/25/2037 ^		706	597
6.500% due 08/25/2032		1,322	1,337

Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035		134	122
2.509% due 04/20/2035		1,454	1,485
2.649% due 09/25/2033		1,248	1,259
2.666% due 09/25/2047 ^		1,547	1,391
4.780% due 11/20/2034		669	644
5.020% due 10/20/2035		665	565
5.500% due 11/25/2035 ^		324	318
5.500% due 04/25/2038		1,317	1,333
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		2,240	2,024
Credit Suisse First Boston Mortgage Securities Corp.
2.332% due 04/25/2034		3,427	3,543
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		971	835
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		264	165
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		4,452	4,530
Eurosail PLC
1.827% due 10/17/2040	EUR	6,254	8,637
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035		$698	693
5.000% due 10/25/2020		101	102
Gosforth Funding PLC
1.979% due 04/24/2047	GBP	4,171	7,215
Granite Master Issuer PLC
0.313% due 12/20/2054	EUR	1,306	1,780
0.393% due 12/20/2054		2,791	3,808
Granite Mortgages PLC
0.496% due 06/20/2044		255	350
0.628% due 01/20/2044		$443	443
0.707% due 01/20/2044	EUR	443	607
0.728% due 07/20/2043		$1,955	1,950
GS Mortgage Securities Trust
3.849% due 12/10/2043		8,805	9,231
4.592% due 08/10/2043		1,400	1,555
5.162% due 12/10/2043		10,000	11,448
5.560% due 11/10/2039		2,379	2,581
GSR Mortgage Loan Trust
2.555% due 11/25/2035 ^		591	506
2.626% due 11/25/2035		2,489	2,453
2.652% due 09/25/2035		1,592	1,621
4.862% due 11/25/2035 ^		4,366	4,088
HarborView Mortgage Loan Trust
0.335% due 07/19/2046		10,467	7,122
0.375% due 05/19/2035		1,315	1,169
0.405% due 01/19/2036		2,996	2,139
4.882% due 08/19/2036 ^		851	789
HomeBanc Mortgage Trust
0.332% due 12/25/2036		792	703
0.422% due 10/25/2035		5,022	4,539
5.312% due 04/25/2037 ^		750	618
IndyMac Mortgage Loan Trust
0.332% due 07/25/2047		4,071	3,025
0.342% due 09/25/2046		6,805	5,895
2.523% due 10/25/2034		1,062	1,025
2.637% due 06/25/2035 ^		601	511
4.574% due 09/25/2035		687	615
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		2,900	3,019
3.673% due 02/15/2046		4,444	4,650
3.853% due 06/15/2043		3,477	3,552
5.336% due 05/15/2047		110	119
5.440% due 06/12/2047		719	785
5.794% due 02/12/2051		9,500	10,550
JPMorgan Mortgage Trust
2.179% due 07/27/2037		881	761
2.350% due 06/25/2036		2,422	2,220
2.525% due 07/25/2034		279	282
2.604% due 07/25/2035		421	421
5.031% due 06/25/2035		1,071	1,079
5.059% due 06/25/2035		432	434
5.107% due 11/25/2035		821	797
5.240% due 07/25/2035		416	425
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,716	4,060
5.430% due 02/15/2040		2,075	2,278
5.866% due 09/15/2045		1,508	1,697
Luminent Mortgage Trust
0.322% due 12/25/2036		4,947	3,900
0.352% due 10/25/2046		1,609	1,408
MASTR Adjustable Rate Mortgages Trust
0.392% due 05/25/2037		655	456
Merrill Lynch Alternative Note Asset Trust
0.452% due 03/25/2037		1,211	537
2.705% due 06/25/2037 ^		872	582

Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		2,952	2,925
2.615% due 06/25/2035		1,405	1,381
2.666% due 05/25/2034		528	526
5.063% due 09/25/2035		557	539
5.381% due 05/25/2036		2,282	2,297
5.394% due 12/25/2035		358	341
Merrill Lynch Mortgage Trust
5.862% due 05/12/2039		10,170	10,862
6.033% due 06/12/2050		3,413	3,437
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^		2,888	2,460
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,446
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,792
5.610% due 04/15/2049		1,416	1,426
6.105% due 06/11/2049		11,105	12,306
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		258	263
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		2,875	3,178
5.997% due 08/15/2045		4,095	4,522
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,234
RBSSP Resecuritization Trust
2.267% due 12/26/2036		2,131	2,151
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035		1,986	1,604
2.294% due 04/25/2035		480	475
3.192% due 08/25/2035 ^		602	332
3.588% due 02/25/2036 ^		618	453
Residential Asset Securitization Trust
5.000% due 08/25/2019		240	249
6.250% due 10/25/2036 ^		1,233	1,045
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		2,847	2,408
5.364% due 06/25/2035		655	648
6.500% due 03/25/2032		788	823
Sequoia Mortgage Trust
0.855% due 10/19/2026		79	79
2.366% due 01/20/2047 ^		1,415	1,242
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	948	1,285
Structured Adjustable Rate Mortgage Loan Trust
0.472% due 10/25/2035		$2,084	1,849
2.631% due 04/25/2035		5,198	5,125
5.426% due 02/25/2036 ^		721	588
Structured Asset Mortgage Investments Trust
0.342% due 06/25/2036		662	544
0.372% due 05/25/2046		4,839	2,887
0.405% due 07/19/2035		3,065	2,984
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		887	842
Vornado DP LLC Trust
4.004% due 09/13/2028		9,000	9,666
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		3,171	3,152
5.088% due 08/15/2041		3,373	3,371
Wachovia Mortgage Loan Trust LLC
2.620% due 08/20/2035		2,051	1,892
WaMu Mortgage Pass-Through Certificates Trust
0.863% due 01/25/2047		5,089	4,275
0.883% due 04/25/2047		7,174	6,562
0.933% due 12/25/2046		2,088	1,932
1.103% due 06/25/2046		337	335
1.123% due 08/25/2046		1,166	1,041
1.323% due 11/25/2042		291	286
2.201% due 11/25/2046		1,369	1,351
2.311% due 02/25/2037 ^		5,455	4,664
2.344% due 09/25/2036 ^		3,208	2,902
2.375% due 04/25/2035		3,200	3,159
2.418% due 09/25/2035		3,800	3,557
5.879% due 08/25/2046		5,597	5,131
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036		295	289
2.613% due 03/25/2036		7,288	7,102
2.615% due 01/25/2035		1,243	1,232
2.615% due 04/25/2036		1,655	1,605
2.617% due 09/25/2034		1,206	1,239
2.618% due 06/25/2035		2,343	2,376
2.618% due 04/25/2036		1,453	1,460
5.017% due 03/25/2036		677	686
5.192% due 10/25/2035		3,249	3,264
5.500% due 05/25/2022		980	1,001
5.588% due 04/25/2036		2,945	2,936

Total Mortgage-Backed Securities (Cost $417,633)			465,719

ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		49	18
Aimco CLO
0.478% due 10/20/2019		1,531	1,523
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.352% due 08/25/2035		135	134
0.932% due 05/25/2034		2,008	1,790
Asset-Backed Securities Corp. Home Equity Loan Trust
1.097% due 09/25/2034		1,517	1,402
Babson CLO Ltd.
0.473% due 11/10/2019		3,379	3,363
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037		2,869	2,685
BlackRock Senior Income
0.468% due 04/20/2019		1,500	1,485
Carrington Mortgage Loan Trust
0.252% due 06/25/2037		723	711
Citibank Omni Master Trust
2.902% due 08/15/2018		21,800	21,871
Citigroup Mortgage Loan Trust, Inc.
0.232% due 01/25/2037		104	66
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		133	134
Countrywide Asset-Backed Certificates
0.302% due 02/25/2037		3,482	3,141
0.400% due 04/25/2036		2,327	2,283
0.442% due 08/25/2036		2,400	1,884
4.644% due 04/25/2036		3,640	3,672
Dryden Leveraged Loan CDO
0.635% due 08/08/2022	EUR	4,870	6,615
Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		$45	39
First Franklin Mortgage Loan Trust
0.532% due 09/25/2035		177	177
0.592% due 04/25/2035		480	480
Galaxy CLO Ltd.
0.469% due 04/25/2019		1,452	1,447
GSAA Home Equity Trust
0.450% due 03/25/2037		1,260	788
GSAMP Trust
0.522% due 03/25/2047		2,500	1,510
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		74	39
0.422% due 02/25/2036		2,381	1,823
ING Investment Management CLO Ltd.
0.497% due 12/01/2017		487	483
Jubilee CDO BV
0.818% due 10/15/2019	EUR	1,175	1,606
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 05/25/2037		$1,268	842
0.622% due 07/25/2035		350	308
Morgan Stanley Home Equity Loan Trust
0.857% due 12/25/2034		773	775
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036		9	5
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037		1,138	646
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019		1,159	1,152
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019		574	575
Octagon Investment Partners Ltd.
0.529% due 11/28/2018		501	499
Option One Mortgage Loan Trust
0.952% due 02/25/2035		851	835
Pacifica CDO Corp.
0.488% due 01/26/2020		996	994
Park Place Securities, Inc.
0.412% due 09/25/2035		355	352
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035		500	493
1.127% due 10/25/2034		2,500	2,479
1.142% due 09/25/2034		977	936
Popular ABS Mortgage Pass-Through Trust
0.582% due 06/25/2035		5,186	5,011
SLM Private Education Loan Trust
3.200% due 05/16/2044		1,999	2,073
3.402% due 05/16/2044		11,886	12,649
Soundview Home Loan Trust
0.212% due 11/25/2036		653	261
0.292% due 12/25/2036		892	873

Structured Asset Investment Loan Trust
0.512% due 10/25/2035		1,172	1,138

Total Asset-Backed Securities (Cost $88,557)			94,065

SOVEREIGN ISSUES 15.7%
Australia Government Bond
5.250% due 03/15/2019	AUD	71,300	73,982
5.500% due 04/21/2023		97,900	106,580
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	14,316
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	8,927
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	996,600	342,410
0.000% due 01/01/2018		293,700	89,798
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		303,116	125,696
10.000% due 01/01/2025		3,000	1,194
Brazil Notas do Tesouro Nacional Inflation Linked
6.000% due 08/15/2014		10,083	11,142
6.000% due 05/15/2015		4,400	4,934
Colombian TES
3.000% due 03/25/2033 (b)	COP	27,940,128	13,035
France Government Bond
0.250% due 07/25/2018 (b)	EUR	35,141	49,932
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	10,493
4.500% due 07/03/2017		480,000	4,550
5.000% due 08/22/2016		1,120,000	10,977
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	57,172	82,411
2.100% due 09/15/2017 (b)		6,876	9,946
2.100% due 09/15/2021 (b)		17,381	25,605
2.250% due 04/22/2017 (b)		29,204	41,631
2.350% due 09/15/2024 (b)		31,741	46,580
2.550% due 10/22/2016 (b)		77,107	109,954
3.100% due 09/15/2026 (b)		3,190	5,000
4.750% due 09/15/2016		11,900	17,741
5.500% due 11/01/2022		8,800	14,785
Mexico Government International Bond
4.000% due 11/08/2046 (b)	MXN	18,985	1,678
7.750% due 05/29/2031		22,000	1,943
Mexico Government International Inflation Linked Bond
3.540% due 06/29/2017		96,400	7,424
3.560% due 01/30/2020		776,600	59,851
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,300	19,108
2.750% due 11/20/2025		26,250	33,743
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,875	4,145
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	289,422	417,431
Slovenia Government International Bond
4.700% due 11/01/2016		29,730	44,137
Spain Government International Bond
3.800% due 04/30/2024		68,400	102,713
5.400% due 01/31/2023		209,700	352,993

Total Sovereign Issues (Cost $2,207,074)			2,266,785

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/30/2014 (c)		7,750	7,808
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,650

Total Preferred Securities (Cost $19,790)			21,458

EXCHANGE-TRADED FUNDS 0.4%
iShares MSCI Emerging Markets ETF		1,332,213	57,592

Total Exchange-Traded Funds (Cost $58,389)			57,592

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS (d) 0.8%			110,500

SHORT-TERM NOTES 6.2%
Fannie Mae
0.060% due 09/22/2014 - 10/06/2014 †		$193,808	193,790
0.075% due 11/12/2014 †		43,900	43,892
0.085% due 01/05/2015 †		58,700	58,678
0.120% due 09/24/2014 †		27,700	27,698
Federal Home Loan Bank
0.070% due 09/05/2014 †		10,000	9,999
0.075% due 09/24/2014 - 10/24/2014 †		28,300	28,297
0.077% due 10/31/2014 †		100	100
0.078% due 10/08/2014 - 10/29/2014 †		181,588	181,565
0.080% due 11/07/2014 †		27,200	27,195
0.098% due 09/19/2014 †		41,300	41,297
0.100% due 01/26/2015 †		300	300
0.120% due 03/06/2015 †		14,500	14,491
Freddie Mac
0.055% due 09/02/2014 †		9,800	9,799
0.060% due 09/02/2014 †		900	900
0.065% due 10/16/2014 †		15,600	15,598
0.070% due 10/20/2014 †		1,100	1,100
0.080% due 10/22/2014 - 11/26/2014 †		144,100	144,071
0.090% due 01/08/2015 - 01/14/2015 †		42,400	42,384
0.110% due 11/18/2014 - 11/19/2014 †		44,500	44,491
0.130% due 06/09/2015 †		4,100	4,096

			889,741

GREECE TREASURY BILLS 1.0%
2.710% due 07/18/2014 - 11/07/2014 (a)	EUR	107,500	146,683

U.S. TREASURY BILLS 1.0%
0.047% due 07/10/2014 - 12/26/2014 (a)(e)(g)(i)†		$146,194	146,173

Total Short-Term Instruments (Cost $1,293,186)			1,293,097

Total Investments in Securities (Cost $16,842,209)			17,174,471

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio		1,520	15
PIMCO Short-Term Floating NAV Portfolio III		1,023,593	10,228

Total Short-Term Instruments (Cost $10,242)			10,243

Total Investments in Affiliates (Cost $10,242)			10,243

Total Investments 119.2% (Cost $16,852,451)			$17,184,714
Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $(8,591))			(33,403)
Other Assets and Liabilities, net (19.0%)			(2,733,735)

Net Assets 100.0%			$14,417,576

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140% †	06/30/2014	07/01/2014	$10,700	U.S. Treasury Notes 1.625% due 06/30/2019	$(2,347)	$10,700	$10,700
					U.S. Treasury Notes 1.625% due 06/30/2019	(8,570)
RDR	0.140% †	06/30/2014	07/01/2014	99,800	U.S. Treasury Notes 2.125% due 01/31/2021	(101,916)	99,800	99,800

Total Repurchase Agreements						$(112,833)	$110,500	$110,500

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(181,651)	$(181,674)
	0.140%	06/09/2014	07/24/2014	(301,120)	(301,146)
	0.210%	06/30/2014	07/09/2014	(71,020)	(71,020)
BSN	0.090%	05/13/2014	07/15/2014	(48,965)	(48,970)
	0.090%	05/29/2014	07/21/2014	(18,705)	(18,707)
	0.110%	05/30/2014	07/25/2014	(257,750)	(257,775)
	0.130%	06/03/2014	07/09/2014	(140,809)	(140,824)
	0.150%	06/12/2014	07/14/2014	(123,681)	(123,691)
	0.150%	06/20/2014	07/14/2014	(31,688)	(31,689)
GRE	0.120%	05/16/2014	07/16/2014	(256,000)	(256,039)
JPS	0.080%	05/16/2014	07/16/2014	(3,968)	(3,968)
RDR	0.110%	04/23/2014	07/11/2014	(53,168)	(53,179)
TDM	0.200%	11/05/2013	08/18/2014	(124,859)	(125,024)

Total Reverse Repurchase Agreements					$(1,613,706)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	04/30/2014	07/14/2014	$(85,214)	$(85,453)
	0.130%	06/02/2014	07/16/2014	(79,274)	(79,414)
	0.170%	06/23/2014	07/07/2014	(27,074)	(27,093)
	0.182%	06/13/2014	07/22/2014	(112,862)	(111,945)
	0.190%	06/16/2014	07/16/2014	(3,529)	(3,536)
	0.190%	06/18/2014	07/09/2014	(8,322)	(8,330)
BPG	0.150%	06/06/2014	07/07/2014	(184,500)	(184,641)
	0.160%	06/11/2014	07/09/2014	(10,261)	(10,273)
MSC	0.120%	04/29/2014	07/09/2014	(26,729)	(26,778)
	0.200%	06/16/2014	07/07/2014	(13,153)	(13,163)
TDM	0.100%	05/14/2014	07/11/2014	(102,683)	(102,841)
	0.100%	06/20/2014	07/11/2014	(64,845)	(64,955)
	0.110%	01/27/2014	07/28/2014	(21,317)	(21,377)
	0.110%	04/25/2014	07/10/2014	(45,900)	(45,971)
	0.110%	05/21/2014	07/17/2014	(111,208)	(111,452)
	0.110%	06/20/2014	07/10/2014	(28,306)	(28,349)
	0.111%	04/24/2014	07/24/2014	(6,774)	(6,728)
	0.180%	06/17/2014	07/17/2014	(40,504)	(40,580)

Total Sale-Buyback Transactions					$(972,879)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,092,627 at a weighted average interest rate of 0.116%.
(3)	Payable for sale-buyback transactions includes $1,665 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	07/01/2044	$23,000	$(24,403)	$(24,394)
	Fannie Mae †	4.000%	08/01/2044	173,000	(182,665)	(182,941)
DEU	Fannie Mae †	4.000%	08/01/2044	33,000	(34,882)	(34,896)
FOB	Fannie Mae	4.000%	07/01/2044	106,000	(112,038)	(112,426)
	Fannie Mae †	4.000%	08/01/2044	361,000	(379,639)	(381,744)
MSC	Fannie Mae †	4.000%	08/01/2044	26,000	(27,505)	(27,494)

Total Short Sales					$(761,132)	$(763,895)

(e)	Securities with an aggregate market value of $2,587,455 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Crude December Futures †	$85.000	11/17/2014	15	$20	$3

Total Purchased Options				$20	$3

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX WTI-Brent Crude Spread August Futures †	$(9.000)	07/15/2014	109	$(38)	$(32)
Call - NYMEX WTI-Brent Crude Spread August Futures †	(5.000)	07/15/2014	109	(92)	(32)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	63	(54)	(10)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(14.000)	11/12/2014	124	(161)	(74)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(6.000)	11/12/2014	410	(717)	(525)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(5.000)	11/12/2014	124	(176)	(124)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	213	(173)	(100)
Put - NYMEX WTI-Brent Crude Spread September Futures †	(12.000)	08/13/2014	119	(98)	(29)
Call - NYMEX WTI-Brent Crude Spread September Futures †	(6.000)	08/13/2014	119	(145)	(114)

Total Written Options				$(1,654)	$(1,040)

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	63	$(59)	$0	$(13)
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	49	(212)	9	0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	49	(224)	1	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	49	(220)	14	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	49	(231)	3	0
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	49	(241)	4	0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	49	(210)	6	0
Brent Crude August Futures †	Long	07/2014	928	(1,817)	0	(922)
Brent Crude December Futures †	Long	11/2015	324	1,289	0	(117)
Brent Crude December Futures †	Short	10/2016	324	(1,285)	107	0
Brent Crude March Futures †	Short	02/2015	687	(3,561)	357	0
Brent Crude September Futures †	Short	08/2014	928	1,654	724	0
Call Options Strike @ USD 119.00 on Brent Crude September Futures †	Short	08/2014	57	28	10	0
Canola November Futures †	Long	11/2014	918	(152)	0	(230)
Corn December Futures †	Long	12/2014	1,837	(5,119)	0	(2,021)
Corn September Futures †	Short	09/2014	781	620	918	0
Euro-Mill Wheat January Futures †	Long	01/2015	152	(214)	8	(18)
Euro-Mill Wheat March Futures †	Long	03/2015	892	(1,302)	31	(107)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil August Futures †	Long	08/2014	2	3	0	0
European Diesel 10 PPM Rotterdam Barges vs. Gasoil December Futures †	Long	12/2014	3	4	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil July Futures †	Long	07/2014	2	3	0	0
European Diesel 10 PPM Rotterdam Barges vs. Gasoil November Futures †	Long	11/2014	3	4	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil October Futures †	Long	10/2014	3	4	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil September Futures †	Long	09/2014	2	4	0	(1)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	49	(204)	0	(2)
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	49	(99)	0	(3)
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	49	(245)	4	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	49	(109)	0	(4)
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	49	(128)	0	(6)
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	49	(165)	0	(5)
Gold 100 oz. August Futures †	Long	08/2014	891	4,989	178	0
Hard Red Spring Wheat December Futures †	Long	12/2014	360	(345)	0	(301)
Hard Red Winter Wheat December Futures †	Short	12/2014	358	446	358	0
Hard Red Winter Wheat September Futures †	Short	09/2014	84	99	90	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	476	(68)	25	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	517	(1)	27	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	500	248	30	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	454	231	23	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	500	253	24	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	517	(6)	27	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	476	(29)	25	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	500	179	26	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	517	(59)	27	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	460	84	25	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	517	7	27	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	476	(11)	25	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	44	2	3	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2014	25	(20)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	9	(1)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2014	25	(35)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	9	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	44	3	3	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	44	4	3	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2014	25	(15)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	9	(1)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	44	0	3	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	44	2	3	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	44	2	3	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2014	25	(32)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	9	(1)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2014	25	(30)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	9	(1)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2014	25	(26)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	9	(1)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	4	(0)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	4	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	4	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	4	(0)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	4	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	4	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	4	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	4	(0)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	4	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	4	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	4	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	4	1	0	0
Natural Gas April Futures †	Short	03/2015	344	199	0	(69)
Natural Gas April Futures †	Short	03/2016	333	258	0	(70)
Natural Gas August Futures †	Long	07/2015	784	(795)	125	0
Natural Gas December Futures †	Long	11/2014	3,460	2,609	1,520	0
Natural Gas January Futures †	Short	12/2014	81	88	0	(34)
Natural Gas March Futures †	Short	02/2015	359	367	0	(133)
Natural Gas March Futures †	Long	02/2016	333	(358)	70	0
Natural Gas May Futures †	Long	04/2015	784	441	118	0
Natural Gas October Futures †	Short	09/2015	784	921	0	(133)
Natural Gas October Futures †	Long	09/2014	2,260	2,967	1,107	0
Natural Gas September Futures †	Short	08/2014	5,720	9,180	0	(2,917)
New York Harbor ULSD December Futures †	Long	11/2014	183	(600)	0	(182)
New York Harbor ULSD September Futures †	Long	08/2014	72	(277)	0	(78)
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	15	17	0	0
RBOB Gasoline December Futures †	Short	11/2014	183	(873)	151	0
RBOB Gasoline October Futures †	Long	09/2014	933	3,682	0	(960)
RBOB Gasoline September Futures †	Short	08/2014	1,005	(3,604)	1,134	0
Soybean August Futures †	Short	08/2014	187	301	451	0
Soybean Meal August Futures †	Short	08/2014	140	212	231	0
Soybean Meal September Futures †	Long	09/2014	140	(326)	0	(305)
Soybean November Futures †	Short	11/2014	530	2,304	1,875	0
Sugar No. 11 March Futures †	Short	02/2015	3,314	(933)	963	(1)
Sugar No. 11 October Futures †	Long	09/2014	2,600	290	0	(855)
U.S. Treasury 5-Year Note September Futures	Long	09/2014	8,385	(974)	590	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	3,873	(944)	330	0
Wheat December Futures †	Short	12/2014	78	339	57	0
Wheat March Futures †	Short	03/2015	508	2,703	330	0
Wheat September Futures †	Long	09/2014	84	(82)	0	(68)
White Sugar October Futures †	Long	09/2014	714	(253)	0	(289)
WTI Crude December Futures †	Short	11/2014	1,637	(213)	440	0
WTI Crude December Futures †	Long	11/2015	931	3,506	19	(2)
WTI Crude June Futures †	Long	05/2015	3,120	16,886	0	(387)
WTI Crude March Futures †	Long	02/2015	1,276	7,244	0	(242)
WTI Crude March Futures †	Long	02/2016	175	315	9	0
WTI Crude September Futures †	Short	08/2014	2,469	(11,198)	765	0
WTI Crude September Futures †	Long	08/2015	1,162	8,269	0	(12)
WTI-Brent Calendar Swap August Futures †	Short	08/2014	25	159	10	0
WTI-Brent Calendar Swap December Futures †	Short	12/2014	25	120	8	0
WTI-Brent Calendar Swap July Futures †	Short	07/2014	25	169	13	0
WTI-Brent Calendar Swap November Futures †	Short	11/2014	25	130	8	0
WTI-Brent Calendar Swap October Futures †	Short	10/2014	25	136	8	0
WTI-Brent Calendar Swap September Futures †	Short	09/2014	25	148	8	0

Total Futures Contracts				$36,215	$13,511	$(10,490)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$15,200	$1,827	$622	$0	$(12)
CDX.HY-22 5-Year Index	5.000%	06/20/2019		97,614	8,602	316	0	(135)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	150,700	3,860	799	0	(217)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024		28,600	(26)	642	0	(75)

					$14,263	$2,379	$0	$(439)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015		$122,600	$493	$670	$5	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		237,500	25,574	10,078	0	(1,271)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		306,200	(12,088)	(27,087)	0	(1,822)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		210,800	(18,836)	(7,312)	0	(1,309)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		35,600	(817)	(322)	0	(217)
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	150,000	(25,939)	(16,848)	0	(96)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	32,410,000	(11,438)	(8,981)	0	(26)

						$(43,051)	$(49,802)	$5	$(4,741)

Total Return Swaps on Indices

								Variation Margin (5)
Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	BCOM Index †	156,800	0.000%	09/30/2014	157	$21,307	$21,307	$0	$(0)

Total Swap Agreements						$(7,481)	$(26,116)	$5	$(5,180)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(5)	Unsettled variation margin asset of $86 and liability of $(36) for closed futures is outstanding at period end.

(g)	Securities with an aggregate market value of $132,118 and cash of $2,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014		NZD	5,168		$4,402	$0	$(123)
BOA	07/2014		BRL	1,618		670	0	(62)
	07/2014		HUF	13,310,779	EUR	42,861	0	(91)
	07/2014		JPY	15,372,941		$150,863	0	(886)
	07/2014			$734	BRL	1,618	0	(2)
	07/2014			1,761	EUR	1,298	17	0
	08/2014		EUR	20,157		$27,450	0	(154)
	08/2014			$30,120	BRL	67,984	361	0
	09/2014	†		1,619	CAD	1,767	34	0
	01/2015		BRL	70,872		$30,120	0	(364)
BPS	07/2014		EUR	14,187	PLN	60,007	295	0
	07/2014		GBP	4,647		$7,825	0	(128)
	07/2014			$30,857	EUR	22,761	310	0
	08/2014			2,377		1,750	20	0
	10/2014			68,605	MXN	902,430	431	0
BRC	07/2014		EUR	26,490		$36,052	0	(221)
	07/2014		JPY	1,471,300		14,341	0	(182)
	07/2014			$140,122	EUR	102,696	499	0
	07/2014			8,226	MXN	107,306	33	0
	08/2014		BRL	63,557		$26,498	0	(1,999)
	08/2014		EUR	49,604		67,512	0	(420)
	08/2014	†		$12,654	EUR	9,266	36	0
CBK	07/2014			2,688	AUD	2,904	51	0
	07/2014			315,641	JPY	32,006,041	296	0
	08/2014	†	EUR	280		$382	0	(2)
	08/2014		JPY	32,006,041		315,711	0	(306)
	01/2015		BRL	2,639		1,135	0	0
DUB	07/2014		EUR	1,065,767		1,451,524	0	(7,831)
	07/2014		JPY	15,161,800		149,241	0	(424)
	07/2014			$237,300	AUD	251,580	0	(74)
	07/2014			1,641,143	EUR	1,207,520	12,315	0
	07/2014			26,785	INR	1,632,610	325	(31)
	08/2014		AUD	251,580		$236,722	71	0
	08/2014		EUR	1,204,123		1,636,722	0	(12,295)
	08/2014			$10,608	AUD	11,274	0	(3)
FBF	07/2014		BRL	290,895		$130,044	0	(1,613)
	07/2014			$131,783	BRL	290,895	257	(383)
	07/2014			5,840	INR	356,999	81	0
	08/2014			58,363	BRL	133,496	1,491	0
	10/2014		COP	15,037,904		$7,829	0	(113)
	01/2015		BRL	165,401		69,403	0	(1,740)
GLM	07/2014			33,686		15,295	48	0
	07/2014		EUR	90,755		123,466	0	(805)
	07/2014		HUF	5,309,455	EUR	17,068	0	(76)
	07/2014			$14,866	BRL	33,686	380	0
	07/2014			21,550	INR	1,321,877	375	0
	08/2014		MXN	441,799		$33,539	0	(389)
	09/2014			$56,771	MXN	736,995	0	(281)
	01/2015		BRL	35,445		$14,866	0	(380)
HUS	07/2014		EUR	24,956	PLN	105,290	431	0
	07/2014			$22,495	INR	1,378,494	369	0
	07/2014			4,496	NZD	5,168	29	0
	08/2014		BRL	52,776		$21,737	0	(1,925)
	08/2014		NZD	5,168		4,482	0	(29)
	10/2014		BRL	100,928		42,150	0	(2,356)
JPM	07/2014			293,727		130,960	337	(2,315)
	07/2014		EUR	157,228		213,909	0	(1,383)
	07/2014			$131,216	BRL	293,727	1,722	0
	07/2014			1,306	EUR	965	15	0
	07/2014			1,698	GBP	1,002	17	0
	07/2014			65,254	INR	3,924,890	401	(556)
	08/2014		BRL	373,103		$162,896	0	(4,389)
	10/2014			87,047		36,353	0	(2,032)
	10/2014		ZAR	75,920		6,918	0	(96)
MSC	08/2014		BRL	164,869		67,817	0	(6,104)
RBC	07/2014			$6,808	EUR	5,000	39	0
	08/2014	†	EUR	267		$364	0	(2)
	09/2014	†		$6,648	CAD	7,227	112	0
SCX	08/2014		GBP	3,645		$6,211	0	(25)
SOG	07/2014		AUD	269,919		249,253	0	(5,267)
	07/2014			$14,552	AUD	15,435	3	0
	07/2014			11,986	INR	719,520	0	(52)
	08/2014		AUD	15,435		$14,517	0	(3)
UAG	07/2014			$20,800	INR	1,275,664	358	0

Total Forward Foreign Currency Contracts							$21,559	$(57,912)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$102,000	$6,326	$143

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	53,200	$795	$78
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		179,100	2,492	315

								$3,287	$393

Total Purchased Options								$9,613	$536

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC Arabica Coffee September Futures †	$150.000	08/08/2014	$6,150	$(174)	$(50)
	Call - OTC Arabica Coffee September Futures †	210.000	08/08/2014	6,150	(296)	(141)
	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	31	(122)	0
GST	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	113	(440)	0
JPM	Put - OTC Arabica Coffee September Futures †	150.000	08/08/2014	1,163	(35)	(9)
	Call - OTC Arabica Coffee September Futures †	210.000	08/08/2014	1,163	(56)	(27)
MYC	Call - OTC Brent Crude December Futures †	160.000	11/10/2015	102,000	(6,426)	(306)

					$(7,549)	$(533)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	106,400	$(801)	$(42)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		358,200	(2,492)	(200)

								$(3,293)	$(242)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	46,200	$(157)	$(19)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		43,700	(145)	(33)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		10,100	(31)	(6)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		124,300	(49)	(43)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		24,300	(74)	(18)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		16,700	(58)	(7)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		46,100	(154)	(35)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		19,200	(71)	(8)

							$(739)	$(169)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$160	$(82)	$(1)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	250	(130)	(1)

					$(212)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(25)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(163)	(56)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(212)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(430)	(22)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	36,600	(274)	(14)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(172)
RYL	Floor - OTC YOY CPURNSA Index	217.965	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	(211)	(1)

						$(5,027)	$(502)

Total Written Options						$(16,820)	$(1,448)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	31,500	$0	$(31)	$0	$(31)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	48,000	0	31	31	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	120,000	0	48	48	0
CBK	Pay	GOCO CAL14 Index †	17.450	12/31/2014	15,450	0	81	81	0
	Pay	GOCO CAL14 Index †	17.760	12/31/2014	41,250	0	230	230	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	41,400	0	236	236	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	41,250	0	344	344	0
	Pay	HSFOCO CAL14 Index †	10.450	12/31/2014	15,450	0	133	133	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	41,400	0	372	372	0
	Receive	Lead September Futures †	2,119.860	09/15/2014	7,700	0	382	382	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	31,500	0	(32)	0	(32)
	Receive	LLSBRT CAL14 Index †	10.200	12/31/2014	150,000	0	778	778	0
	Pay	LLSBRT K4-Z4 Index †	6.500	12/31/2014	51,000	0	(76)	0	(76)
	Pay	LLSBRT K4-Z4 Index †	6.350	12/31/2014	150,000	0	(201)	0	(201)
	Pay	Zinc September Futures †	2,124.860	09/15/2014	7,700	0	(732)	0	(732)
DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	19,422	0	(93)	0	(93)
	Pay	GOCO CAL14 Index †	16.970	12/31/2014	37,500	0	180	180	0
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	45,000	0	225	225	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	19,422	0	(106)	0	(106)
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	45,000	0	414	414	0
	Pay	HSFOCO CAL14 Index †	9.570	12/31/2014	37,500	0	357	357	0
	Receive	LLSBRT CAL14 Index †	7.300	12/31/2014	150,000	0	343	343	0
	Receive	NGCAL19 Index †	7.200	12/31/2019	2,042,000	0	(4,562)	0	(4,562)
FBF	Pay	JETNWE CAL14 Index †	965.000	12/31/2014	8,460	0	(167)	0	(167)
	Receive	ULSDNWE CAL14 Index †	906.000	12/31/2014	9,000	0	230	230	0
GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	57,000	0	281	281	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	37,800	0	209	209	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	37,800	0	340	340	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	57,000	0	524	524	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	144,000	0	(154)	0	(154)
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	132,000	0	691	691	0
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	36,000	0	59	59	0
	Receive	LLSBRT CAL15 Index †	8.350	12/31/2015	600,000	0	507	507	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	228,000	0	90	90	0
JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	66,000	0	(79)	0	(79)
	Receive	LLSBRT CAL14 Index †	7.100	12/31/2014	42,000	0	88	88	0
MAC	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	954,000	0	179	179	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	4,410,000	0	806	806	0
	Receive	CUAC 1Q15 Index †	56.000	03/31/2015	1,638,000	0	54	54	0
	Receive	CUAC 4Q14 Index †	42.540	12/31/2014	5,550,000	0	1,419	1,419	0
MYC	Receive	GOCO CAL14 Index †	16.920	12/31/2014	38,628	0	(183)	0	(183)
	Pay	GOCO CAL14 Index †	17.350	12/31/2014	15,450	0	80	80	0
	Pay	GOCO CAL14 Index †	17.900	12/31/2014	61,200	0	350	350	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	38,628	0	(210)	0	(210)
	Pay	HSFOCO CAL14 Index †	10.900	12/31/2014	61,200	0	501	501	0
	Pay	HSFOCO CAL14 Index †	10.350	12/31/2014	15,450	0	135	135	0

						$0	$4,071	$10,697	$(6,626)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Lennar Corp.	(5.000%)	06/20/2015	0.326%	$3,000	$(92)	$(50)	$0	$(142)
BRC	New York Times Co.	(1.000%)	03/20/2015	0.095%	1,000	58	(65)	0	(7)
	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.221%	3,500	0	(66)	0	(66)
DUB	Lennar Corp.	(5.000%)	09/20/2014	0.281%	1,200	(40)	25	0	(15)
SOG	Royal Bank of Scotland Group PLC	(3.000%)	03/20/2015	0.330%	1,000	(2)	(18)	0	(20)
UAG	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2016	0.699%	800	65	(71)	0	(6)

						$(11)	$(245)	$0	$(256)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	5,500	$77	$112	$189	$0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		$5,300	(435)	280	0	(155)
CBK	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(17)	11	0	(6)
DUB	Italy Government International Bond	1.000%	03/20/2019	0.887%		7,100	(122)	161	39	0
HUS	Brazil Government International Bond	1.000%	06/20/2020	1.586%		3,850	(112)	(12)	0	(124)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		3,700	(312)	203	0	(109)
JPM	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	4,600	67	91	158	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%		5,100	57	(2)	55	0
	Credit Suisse Group	1.000%	06/20/2015	0.176%		3,100	36	(1)	35	0
	Greece Government International Bond	1.000%	06/20/2015	3.035%		7,800	(362)	156	0	(206)

							$(1,123)	$999	$476	$(600)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	18,600	$(129)	$1,215	$1,086	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		61,300	0	4,141	4,141	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$11,100	67	(264)	0	(197)
BRC	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	41,800	540	2,284	2,824	0
	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		$78,400	0	448	448	0
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		36,300	(24)	282	258	0
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	83,600	86	2,548	2,634	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	3,400	42	119	161	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		12,000	152	659	811	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,500	43	123	166	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		12,100	152	665	817	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2015	BRL	235,100	(18)	(1,863)	0	(1,881)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		$18,700	0	(267)	0	(267)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	12,600	15	382	397	0
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	14,700	107	589	696	0
GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$91,100	(134)	769	635	0
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		72,600	63	(1,171)	0	(1,108)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		20,900	41	36	77	0
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		40,400	0	93	93	0
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	213,400	(73)	41	0	(32)
JPM	Pay	1-Year BRL-CDI	7.900%	01/02/2015		30,200	(108)	(230)	0	(338)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$58,000	0	426	426	0
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	13,500	149	490	639	0
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,900	40	145	185	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$18,300	65	(317)	0	(252)
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	6,100	79	210	289	0
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	99,400	114	(804)	0	(690)
	Pay	1-Year BRL-CDI	10.410%	01/02/2015		60,100	36	(8)	28	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		63,000	79	(88)	0	(9)

							$1,384	$10,653	$16,811	$(4,774)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	5,500,735	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$1,492,222	$(1,001)	$0	$(1,001)
BPS	Receive	BCOMTR Index †	985,067	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	267,226	(177)	0	(177)
CBK	Receive	BCOMTR Index †	3,415,053	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	926,425	(615)	0	(615)
	Receive	CVICSTR3 Index †	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	817,325	(711)	0	(711)
CIB	Receive	BCOMTR Index †	882,776	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	239,477	(161)	0	(161)
DUB	Receive	BCOMTR Index †	9,823,086	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	2,664,776	(1,783)	0	(1,783)
FBF	Pay	BCOMHG Index †	132,893	0.000%	08/15/2014	41,473	(2,173)	0	(2,173)
	Receive	BCOMTR Index †	783,808	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	212,629	(143)	0	(143)
	Receive	SPGCICP Index †	70,833	0.000%	08/15/2014	41,833	2,100	2,100	0
GLM	Receive	BCOMTR Index †	6,251,287	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,695,830	(1,131)	0	(1,131)
JPM	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	50,740	(675)	0	(675)
	Pay	BCOMLH3 Index †	243,186	0.000%	08/15/2014	51,082	(1,288)	0	(1,288)
	Receive	BCOMTR Index †	234,558	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	63,630	(43)	0	(43)
	Receive	JMABNIC0 Index †	136,523	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	102,800	104	104	0
	Receive	JMABNICP Index †	390,957	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	286,320	251	251	0
	Receive	JMC1DLH5 Index †	193,071	0.000%	08/15/2014	52,144	201	201	0
	Receive	JMCU305E Index †	405,365	0.000%	08/15/2014	59,343	48	48	0
MAC	Receive	BCOMTR Index †	1,715,529	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	465,383	(312)	0	(312)
MYC	Receive	MOTT3001 Index †	6,056,781	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,794,054	(1,229)	0	(1,229)
	Receive	MOTT3002 Index †	8,173,613	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	2,407,124	(2,078)	0	(2,078)
SOG	Receive	BCOMTR Index †	3,372,259	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	914,816	(610)	0	(610)

							$(11,426)	$2,704	$(14,130)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$2,956	$0	$23	$23	$0
	Pay	SPGCCLP Index †	4.580%	05/14/2015	2,800	0	38	38	0
DUB	Pay	BCOM Index †	1.440%	11/04/2014	4,936	0	4	4	0
	Pay	BCOM Index †	1.440%	11/05/2014	7,905	0	6	6	0
	Pay	BCOM Index †	1.440%	11/06/2014	2,000	0	1	1	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015	2,680	0	38	38	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	3,801	0	(18)	0	(18)
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	6,528	0	(66)	0	(66)
GST	Pay	BCOM Index †	1.960%	02/03/2015	4,284	0	(2)	0	(2)
	Pay	GOLDLNPM Index †	5.176%	08/06/2014	18,120	0	579	579	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	4,400	0	131	131	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014	5,011	0	43	43	0
	Pay	S&P 500 Index †	4.020%	10/17/2014	28,010	0	754	754	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	3,300	0	(129)	0	(129)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	7,079	0	32	32	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	4,871	0	28	28	0
JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014	18,480	0	971	971	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014	1,155	0	10	10	0
	Pay	S&P 500 Index	3.572%	03/20/2015	52,910	0	87	87	0
MYC	Pay	Brent Crude August Futures †	3.572%	08/11/2014	3,046	0	39	39	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	28,880	0	643	643	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	22,200	0	(434)	0	(434)
	Receive	WTI Crude August Futures †	3.028%	08/11/2014	3,308	0	(33)	0	(33)
SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015	3,164	0	23	23	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	3,587	0	(17)	0	(17)

						$0	$2,751	$3,450	$(699)

Total Swap Agreements						$250	$6,803	$34,138	$(27,085)

(i)	Securities with an aggregate market value of $28,416 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,273	$0	$17,273
Corporate Bonds & Notes
Banking & Finance	0	139,081	0	139,081
Industrials	0	52,406	3,473	55,879
Utilities	0	87,275	0	87,275
U.S. Government Agencies	0	69,392	0	69,392
U.S. Treasury Obligations	0	12,606,855	0	12,606,855
Mortgage-Backed Securities	0	465,719	0	465,719
Asset-Backed Securities	0	94,065	0	94,065
Sovereign Issues	0	2,266,785	0	2,266,785
Preferred Securities
Banking & Finance	13,650	7,808	0	21,458
Exchange-Traded Funds	57,592	0	0	57,592
Short-Term Instruments
Repurchase Agreements	0	110,500	0	110,500
Short-Term Notes	0	889,741	0	889,741
Greece Treasury Bills	0	146,683	0	146,683
U.S. Treasury Bills	0	146,173	0	146,173
	$71,242	$17,099,756	$3,473	$17,174,471

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,243	$0	$0	$10,243

Total Investments	$81,485	$17,099,756	$3,473	$17,184,714

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(763,895)	$0	$(763,895)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,515	4	0	13,519
Over the counter	0	56,233	0	56,233
	$13,515	$56,237	$0	$69,752

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,529)	(5,181)	0	(16,710)
Over the counter	0	(85,941)	(504)	(86,445)

	$(11,529)	$(91,122)	$(504)	$(103,155)

Totals	$83,471	$16,300,976	$2,969	$16,387,416

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6%
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 1.0%
AGFC Capital Trust
6.000% due 01/15/2067		$1,000	$865
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	200	300
LBG Capital PLC
15.000% due 12/21/2019	GBP	300	747

Total Corporate Bonds & Notes (Cost $1,465)			1,912

CONVERTIBLE BONDS & NOTES 64.3%
BANKING & FINANCE 2.7%
Air Lease Corp.
3.875% due 12/01/2018		$400	603
American Realty Capital Properties, Inc.
3.000% due 08/01/2018		700	712
Annaly Capital Management, Inc.
4.000% due 02/15/2015		1,200	1,271
5.000% due 05/15/2015		1,000	1,024
Health Care REIT, Inc.
3.000% due 12/01/2029		500	619
Prologis LP
3.250% due 03/15/2015		100	112
Ryman Hospitality Properties, Inc.
3.750% due 10/01/2014		300	690
SL Green Operating Partnership LP
3.000% due 10/15/2017		300	414

			5,445

INDUSTRIALS 58.3%
Alpha Natural Resources, Inc.
2.375% due 04/15/2015 (e)		1,230	1,221
3.750% due 12/15/2017		300	261
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		300	923
Cadence Design Systems, Inc.
2.625% due 06/01/2015		300	698
Chesapeake Energy Corp.
2.500% due 05/15/2037 (e)		3,620	3,896
2.750% due 11/15/2035		1,500	1,597
Ciena Corp.
4.000% due 03/15/2015 (e)		1,000	1,201
Cobalt International Energy, Inc.
2.625% due 12/01/2019		1,800	1,663
Concur Technologies, Inc.
0.500% due 06/15/2018		1,000	1,121
Cubist Pharmaceuticals, Inc.
1.875% due 09/01/2020		2,000	2,285
Electronic Arts, Inc.
0.750% due 07/15/2016		600	762
Endo Health Solutions, Inc.
1.750% due 04/15/2015		350	839
Ford Motor Co.
4.250% due 11/15/2016		600	1,202
Gilead Sciences, Inc.
1.625% due 05/01/2016		1,910	6,966
Hologic, Inc.
2.000% due 12/15/2037		900	1,131
2.000% due 03/01/2042		500	548
Illumina, Inc.
0.250% due 03/15/2016		1,000	2,151
Incyte Corp. Ltd.
4.750% due 10/01/2015		200	1,283
Intel Corp.
2.950% due 12/15/2035 (e)		1,900	2,367
3.250% due 08/01/2039		2,000	3,089
Jarden Corp.
1.875% due 09/15/2018		1,200	1,660
JDS Uniphase Corp.
0.625% due 08/15/2033		600	603

KB Home
1.375% due 02/01/2019	1,000	1,010
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,925
Lennar Corp.
2.750% due 12/15/2020 (e)	500	956
3.250% due 11/15/2021	400	737
Level 3 Communications, Inc.
7.000% due 03/15/2015	800	1,332
Liberty Interactive LLC
3.500% due 01/15/2031	1,500	828
3.750% due 02/15/2030	5,718	3,685
4.000% due 11/15/2029	1,871	1,228
Liberty Media Corp.
1.375% due 10/15/2023	1,000	1,016
Mentor Graphics Corp.
4.000% due 04/01/2031	500	615
Meritor, Inc.
7.875% due 03/01/2026	400	646
MGM Resorts International
4.250% due 04/15/2015 (e)	1,600	2,353
Microchip Technology, Inc.
2.125% due 12/15/2037	1,000	1,916
Micron Technology, Inc.
3.000% due 11/15/2043	1,000	1,293
Molina Healthcare, Inc.
1.125% due 01/15/2020	1,300	1,631
Molycorp, Inc.
3.250% due 06/15/2016	950	708
Mylan, Inc.
3.750% due 09/15/2015	500	1,941
Newmont Mining Corp.
1.250% due 07/15/2014	1,000	1,001
Novellus Systems, Inc.
2.625% due 05/15/2041	800	1,623
NVIDIA Corp.
1.000% due 12/01/2018	1,400	1,552
Omnicare, Inc.
3.750% due 12/15/2025	500	1,277
3.750% due 04/01/2042	800	1,327
Peabody Energy Corp.
4.750% due 12/15/2066	5,700	4,307
PHH Corp.
6.000% due 06/15/2017	1,597	3,126
Priceline Group, Inc.
0.350% due 06/15/2020	2,500	2,964
Regeneron Pharmaceuticals, Inc.
1.875% due 10/01/2016	400	1,345
Rovi Corp.
2.625% due 02/15/2040	750	761
Salesforce.com, Inc.
0.250% due 04/01/2018	3,000	3,459
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	1,000	1,968
SanDisk Corp.
0.500% due 10/15/2020	2,000	2,526
1.500% due 08/15/2017	900	1,835
SBA Communications Corp.
4.000% due 10/01/2014	575	1,925
SunPower Corp.
4.500% due 03/15/2015	200	368
Teleflex, Inc.
3.875% due 08/01/2017	400	703
Tesla Motors, Inc.
0.250% due 03/01/2019	1,000	979
1.250% due 03/01/2021	5,000	4,859
1.500% due 06/01/2018	600	1,218
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	1,000	1,283
The Priceline Group, Inc.
1.000% due 03/15/2018	1,000	1,422
Trinity Industries, Inc.
3.875% due 06/01/2036	610	1,139
United Airlines, Inc.
4.500% due 01/15/2015	800	1,757
VeriSign, Inc.
3.250% due 08/15/2037	1,000	1,522
Vishay Intertechnology, Inc.
2.250% due 06/01/2042	400	553
Walter Investment Management Corp.
4.500% due 11/01/2019	1,850	1,722
WebMD Health Corp.
2.500% due 01/31/2018	600	634
WellPoint, Inc.
2.750% due 10/15/2042	1,400	2,152

Wright Medical Group, Inc.
2.000% due 08/15/2017	1,000	1,376
Xilinx, Inc.
2.625% due 06/15/2017	1,500	2,493
XPO Logistics, Inc.
4.500% due 10/01/2017	100	187
Yahoo!, Inc.
0.000% due 12/01/2018	2,000	2,000

		118,650

UTILITIES 3.3%
CenterPoint Energy, Inc.
3.719% due 09/15/2029	121	6,707

Total Convertible Bonds & Notes (Cost $107,768)		130,802

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
0.250% due 01/15/2015 (g)(i)	107	107
0.250% due 02/28/2015 (g)	953	954
0.250% due 03/31/2015 (g)	214	214

Total U.S. Treasury Obligations (Cost $1,275)		1,275

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.200% due 12/25/2033	106	102

Total Asset-Backed Securities (Cost $88)		102

SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond
7.000% due 04/04/2044	200	209

Total Sovereign Issues (Cost $200)		209

	SHARES
COMMON STOCKS 3.7%
CONSUMER DISCRETIONARY 1.5%
Target Corp. (e)	52,292	3,030

FINANCIALS 1.3%
CIT Group, Inc. (e)	56,651	2,593

HEALTH CARE 0.5%
Tenet Healthcare Corp. (a)	23,839	1,119

INFORMATION TECHNOLOGY 0.4%
Amkor Technology, Inc. (a)(e)	64,409	720

Total Common Stocks (Cost $7,097)		7,462

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
General Motors Co. - Exp. 07/10/2016	1,353	36
General Motors Co. - Exp. 07/10/2019	1,353	25

Total Warrants (Cost $0)		61

CONVERTIBLE PREFERRED SECURITIES 20.7%
BANKING & FINANCE 11.4%
Bank of America Corp.
7.250% (c)	7,698	8,984
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)	12,000	693
MetLife, Inc.
5.000% due 10/08/2014	40,000	1,278
Wells Fargo & Co.
7.500% (c)	9,534	11,574
Weyerhaeuser Co.
6.375% due 07/01/2016	13,000	738

		23,267

INDUSTRIALS 3.2%
Crown Castle International Corp.
4.500% due 11/01/2016	30,000	3,058
HealthSouth Corp.
6.500% (c)	350	455
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	400,000	0
Post Holdings, Inc.
2.500% due 02/15/2019 (c)	2,700	275
SandRidge Energy, Inc.
7.000% due 11/20/2015 (c)	3,000	332
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	6,000	798
United Technologies Corp.
7.500% due 08/01/2015	25,000	1,630

		6,548

UTILITIES 6.1%
AES Trust
6.750% due 10/15/2029	53,870	2,792
Dominion Resources, Inc.
6.125% due 04/01/2016	80,000	4,612
Exelon Corp.
6.500% due 06/01/2017	40,000	2,158
NextEra Energy, Inc.
5.599% due 06/01/2015	20,000	1,327
5.799% due 09/01/2016	25,000	1,427

		12,316

Total Convertible Preferred Securities (Cost $38,397)		42,131

PREFERRED SECURITIES 2.0%
BANKING & FINANCE 1.9%
Ally Financial, Inc.
8.500% due 05/15/2016 (c)	121,000	3,342
State Street Corp.
5.900% due 03/15/2024 (c)	20,000	524

		3,866

INDUSTRIALS 0.1%
Stanley Black & Decker, Inc.
6.250% due 11/17/2016 (a)	2,000	228

Total Preferred Securities (Cost $3,931)		4,094

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (d) 3.5%		7,116

SHORT-TERM NOTES 1.4%
Fannie Mae
0.070% due 10/14/2014 - 10/15/2014	$1,300	1,300
Federal Home Loan Bank
0.077% due 10/17/2014	400	400
0.120% due 03/06/2015	300	299
Freddie Mac
0.070% due 11/21/2014	500	500
0.075% due 10/16/2014	400	400

		2,899

U.S. TREASURY BILLS 2.2%
0.049% due 07/03/2014 - 12/26/2014 (b)(g)(i)	4,470	4,470

Total Short-Term Instruments (Cost $14,484)		14,485

Total Investments in Securities (Cost $174,705)		202,533

Total Investments 99.6% (Cost $174,705)		$202,533
Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(182))		(637)
Other Assets and Liabilities, net 0.7%		1,549

Net Assets 100.0%		$203,445

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.140%	06/30/2014	07/01/2014	$5,200	U.S. Treasury Notes 2.625% due 08/15/2020	$(5,310)	$5,200	$5,200
SSB	0.000%	06/30/2014	07/01/2014	1,916	Freddie Mac 2.000% due 01/30/2023	(1,957)	1,916	1,916

Total Repurchase Agreements						$(7,267)	$7,116	$7,116

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $16,201 and cash of $1,013 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
MSC	Freescale Semiconductor Ltd.	40,800	$(979)	$(959)

Total Short Sales			$(979)	$(959)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,980.000	07/25/2014	91	$68	$71
Call - CBOE S&P 500 Index	1,990.000	07/25/2014	101	63	46

				$131	$117

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Target Corp.	$55.000	07/19/2014	583	$62	$5

Total Purchased Options				$193	$122

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,860.000	07/11/2014	136	$(54)	$(16)
Put - CBOE S&P 500 Index	1,875.000	09/20/2014	80	(165)	(147)
Put - CBOE S&P 500 Index	1,850.000	06/19/2015	100	(872)	(828)

Total Written Options				$(1,091)	$(991)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini NASDAQ 100 Index September Futures	Long	09/2014	293	$287	$53	$0
E-mini S&P 500 Index September Futures	Short	09/2014	429	(326)	0	(9)
Russell 2000 Mini Index September Futures	Long	09/2014	144	471	119	0

Total Futures Contracts				$432	$172	$(9)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$33,264	$2,931	$193	$0	$(46)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	4.500%	06/19/2024		$14,200	$(500)	$(6)	$0	$(18)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,500	(217)	(465)	0	(33)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		2,000	(179)	(179)	0	(12)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	2,000,000	(650)	(277)	0	(1)

						$(1,546)	$(927)	$0	$(64)

Total Swap Agreements						$1,385	$(734)	$0	$(110)

(g)	Securities with an aggregate market value of $4,421 and cash of $212 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	JPY	19,100		$188	$0	$(1)
	09/2014	GBP	205		344	0	(7)
BPS	07/2014	BRL	1,540		679	0	(17)
	07/2014		$690	BRL	1,540	8	(1)
BRC	07/2014	EUR	161		$218	0	(3)
	09/2014	GBP	262		440	0	(8)
DUB	07/2014		$9,621	CNH	59,956	24	0
	07/2014		317	EUR	233	2	0
	08/2014	EUR	233		$317	0	(2)
FBF	07/2014	BRL	801		358	0	(4)
	07/2014		$363	BRL	801	0	(1)
GLM	07/2014	BRL	5		$2	0	0
	07/2014	EUR	72		99	0	0
	07/2014		$2	BRL	5	0	0
	07/2014		758	CNH	4,709	0	0
HUS	07/2014	MXN	2,468		$189	0	(1)
JPM	07/2014	BRL	547		248	1	0
	07/2014	CNH	29,508		4,695	0	(52)
	07/2014	JPY	22,000		216	0	(1)
	07/2014		$244	BRL	547	3	0
	07/2014		405	JPY	41,100	1	0
	08/2014	BRL	547		$242	0	(3)
	08/2014	JPY	41,100		405	0	(1)
UAG	07/2014	BRL	1,112		505	2	0
	07/2014	CNH	85,314		13,611	0	(114)
	07/2014	CNY	50,158		8,081	0	(40)
	07/2014		$492	BRL	1,112	11	0
	07/2014		8,054	CNH	50,158	16	0
	07/2014		8,111	CNY	50,158	10	0

Total Forward Foreign Currency Contracts						$78	$(256)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800%	09/22/2014	$6,000	$49	$44
CBK	Put - OTC 1-Year Interest Rate Swap (Effective 9/25/2015)	3-Month USD-LIBOR	Receive	1.100%	09/23/2014	62,500	94	74
GLM	Put - OTC 1-Year Interest Rate Swap (Effective 9/25/2015)	3-Month USD-LIBOR	Receive	1.200%	09/23/2014	214,700	301	180
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 9/25/2015)	3-Month USD-LIBOR	Receive	1.200%	09/23/2014	30,000	31	25

							$475	$323

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
UAG	Call - OTC USD versus CNH	CNH	6.314	09/02/2014	$25,000	$101	$28
	Call - OTC USD versus CNH		6.329	06/02/2015	10,000	138	94

						$239	$122

Total Purchased Options						$714	$445

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.HY-22 5-Year Index	Buy	106.000%	09/17/2014	$39,700	$(299)	$(231)
CBK	Put - OTC CDX.HY-22 5-Year Index	Sell	107.500%	07/16/2014	20,000	(39)	(34)

Total Written Options						$(338)	$(265)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	Newmont Mining Corp.	(1.000%)	06/20/2017	0.504%	$5,000	$57	$(132)	$0	$(75)
MYC	Hewlett-Packard Co.	(1.000%)	12/20/2018	0.588%	700	24	(37)	0	(13)

						$81	$(169)	$0	$(88)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.670%	$900	$(14)	$93	$79	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017	BRL	20,500	$(68)	$(21)	$0	$(89)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		29,800	71	1	72	0
GLM	Receive	1-Year BRL-CDI	11.470%	01/02/2017		17,000	(51)	(22)	0	(73)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		24,700	131	(7)	124	0
UAG	Receive	1-Year BRL-CDI	11.470%	01/02/2017		17,800	(55)	(21)	0	(76)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		25,900	67	(5)	62	0
	Receive	28-Day MXN-TIIE	3.880%	06/16/2016	MXN	697,100	(37)	(77)	0	(114)
	Pay	28-Day MXN-TIIE	6.300%	04/26/2024		168,600	215	65	280	0

							$273	$(87)	$538	$(352)

Total Swap Agreements							$340	$(163)	$617	$(440)

(i)	Securities with an aggregate market value of $340 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,912	$0	$1,912
Convertible Bonds & Notes
Banking & Finance	0	5,445	0	5,445
Industrials	0	118,650	0	118,650
Utilities	0	6,707	0	6,707
U.S. Treasury Obligations	0	1,275	0	1,275
Asset-Backed Securities	0	102	0	102
Sovereign Issues	0	209	0	209
Common Stocks
Consumer Discretionary	3,030	0	0	3,030
Financials	2,593	0	0	2,593
Health Care	1,119	0	0	1,119
Information Technology	720	0	0	720
Warrants
Consumer Discretionary	61	0	0	61
Convertible Preferred Securities
Banking & Finance	23,267	0	0	23,267
Industrials	4,688	1,860	0	6,548
Utilities	12,316	0	0	12,316
Preferred Securities
Banking & Finance	3,866	0	0	3,866
Industrials	228	0	0	228
Short-Term Instruments
Repurchase Agreements	0	7,116	0	7,116
Short-Term Notes	0	2,899	0	2,899
U.S. Treasury Bills	0	4,470	0	4,470

Total Investments	$51,888	$150,645	$0	$202,533

Short Sales, at Value - Liabilities
Common Stocks	$(959)	$0	$0	$(959)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	172	122	0	294
Over the counter	0	1,061	79	1,140
	$172	$1,183	$79	$1,434

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(1,101)	0	(1,110)
Over the counter	0	(961)	0	(961)

	$(9)	$(2,062)	$0	$(2,071)

Totals	$51,092	$149,766	$79	$200,937

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

Schedule of Investments

PIMCO Credit Absolute Return Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.0%
BANK LOAN OBLIGATIONS 11.7%
AABS Ltd.
4.875% due 01/10/2038		$2,386	$2,428
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		1,973	1,985
Alliance Boots Holdings Ltd.
3.978% due 07/10/2017	GBP	6,900	11,828
Ancestry.com, Inc.
4.500% due 12/28/2018		$1,827	1,831
Arch Coal, Inc.
6.250% due 05/16/2018		7,371	7,249
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		3,750	3,754
4.250% due 12/17/2019		1,194	1,198
Ardent Medical Services, Inc.
6.750% due 07/02/2018		1,832	1,844
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		10,300	10,348
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		725	727
BMC Software Finance, Inc.
5.000% due 09/10/2020		5,362	5,360
Clear Channel Communications, Inc.
3.800% due 01/29/2016		1,500	1,491
CPG International, Inc.
4.750% due 09/30/2020		6,335	6,354
DaVita Healthcare Partners, Inc.
TBD% due 06/24/2021		8,850	8,903
Delos Finance SARL
3.500% due 03/06/2021		9,000	9,006
Doosan Infracore International, Inc.
TBD% due 05/28/2021		3,200	3,217
Energy Future Holdings Corp.
4.250% due 06/19/2016		42,867	43,205
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		720	722
Gardner Denver, Inc.
4.250% due 07/30/2020		9,263	9,271
Gates Corp.
TBD% due 04/25/2015		16,700	16,556
Gates Global, Inc.
TBD% due 07/05/2021		5,100	5,090
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		7,232	7,232
HD Supply, Inc.
4.000% due 06/28/2018		1,568	1,570
Ikaria, Inc.
5.000% due 02/12/2021		700	706
8.750% due 02/12/2022		500	510
INA Beteiligungsgesellschaft mbH
TBD% due 05/15/2020	EUR	2,375	3,283
International Aircraft Leasing and Trading
3.140% due 05/29/2015 (e)		$20,000	19,990
Ion Media Networks, Inc.
5.000% due 12/18/2020		2,289	2,298
Kate Spade & Co.
4.000% due 04/09/2021		1,000	1,002
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021		8,369	8,396
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021		2,095	2,097
Maxim Crane Works LP
10.250% due 11/26/2018		9,350	9,595
MGM Resorts International
3.500% due 12/20/2019		7,905	7,892
New Albertsons, Inc.
TBD% due 06/25/2021		3,000	3,014
NGPL PipeCo LLC
6.750% due 09/15/2017		6,553	6,534
Numericable U.S. LLC
4.500% due 05/21/2020		10,891	10,968
Ortho-Clinical Diagnostics, Inc.
TBD% due 06/30/2021		12,100	12,197
Pharmaceutical Product Development LLC
4.000% due 12/05/2018		2,266	2,274
Pinnacle Assurance
3.750% due 08/13/2020		2,131	2,137

Regent Seven Seas Cruises, Inc.
3.750% due 12/21/2018		3,548	3,550
SBA Senior Finance LLC
3.250% due 03/24/2021		10,400	10,362
Seadrill Partners Finco LLC
4.000% due 02/21/2021		12,402	12,337
ServiceMaster Co.
TBD% due 07/01/2021		400	400
Seventy Seven Operating LLC
TBD% due 06/25/2021		3,550	3,571
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		12,300	12,365
Univision Communications, Inc.
4.000% due 03/01/2020		2,567	2,568
Ziggo BV
TBD% due 01/15/2022		8,100	8,011

Total Bank Loan Obligations (Cost $302,736)			307,226

CORPORATE BONDS & NOTES 17.1%
BANKING & FINANCE 6.5%
Agromercantil Senior Trust
6.250% due 04/10/2019		1,700	1,781
Alpha Star Holding Ltd.
4.970% due 04/09/2019		10,200	9,817
Aviation Loan Trust
2.341% due 12/15/2022		3,383	3,170
Banco Daycoval S.A.
5.750% due 03/19/2019		300	314
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		23,000	23,227
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		3,250	3,526
Cantor Fitzgerald LP
6.375% due 06/26/2015		1,000	1,040
7.875% due 10/15/2019		9,300	10,365
CIT Group, Inc.
4.250% due 08/15/2017		6,850	7,163
5.000% due 05/15/2017		3,900	4,166
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		1,550	1,555
Exeter Finance Corp.
9.750% due 05/20/2019 (a)		10,300	10,300
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	700	987
7.625% due 09/15/2014		200	277
Genesis Energy LP
5.625% due 06/15/2024		$2,830	2,897
International Lease Finance Corp.
4.875% due 04/01/2015		6,200	6,367
8.625% due 09/15/2015		400	434
iStar Financial, Inc.
4.000% due 11/01/2017		10,400	10,478
Jefferies Finance LLC
6.875% due 04/15/2022		9,140	9,300
7.375% due 04/01/2020		17,490	18,452
Jefferies LoanCore LLC
6.875% due 06/01/2020		9,600	9,744
Nationstar Mortgage LLC
6.500% due 07/01/2021		3,868	3,887
6.500% due 06/01/2022		3,700	3,719
7.875% due 10/01/2020		987	1,041
Piper Jaffray Cos.
4.734% due 11/30/2015		500	505
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		7,700	8,075
6.125% due 02/07/2022		1,700	1,825
Stearns Holdings, Inc.
9.375% due 08/15/2020		12,300	12,946
Towergate Finance PLC
8.500% due 02/15/2018	GBP	850	1,477
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$1,500	1,631

			170,466

INDUSTRIALS 8.8%
Algeco Scotsman Global Finance PLC
10.750% due 10/15/2019		2,750	2,846
Alliance Data Systems Corp.
5.250% due 12/01/2017		2,600	2,730
ALROSA Finance S.A.
7.750% due 11/03/2020		14,300	15,963

Aviation Capital Group Corp.
6.750% due 04/06/2021		3,600	4,080
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		817	845
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		3,100	3,038
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		20,325	17,276
Cemex Espana Luxembourg
9.875% due 04/30/2019		11,450	13,196
Cemex S.A.B. de C.V.
4.976% due 10/15/2018		2,250	2,424
9.500% due 06/15/2018		2,500	2,875
CHC Helicopter S.A.
9.375% due 06/01/2021		3,100	3,325
Citgo Petroleum Corp.
11.500% due 07/01/2017		13,990	14,882
Clear Channel Communications, Inc.
10.000% due 01/15/2018		2,350	2,282
CPG Merger Sub LLC
8.000% due 10/01/2021		3,500	3,701
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		19,175	19,055
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		3,800	3,831
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		4,875	4,997
Gardner Denver, Inc.
6.875% due 08/15/2021		4,875	5,143
Global Partners LP
6.250% due 07/15/2022		450	452
Hearthside Group Holdings LLC
6.500% due 05/01/2022		2,625	2,632
Hiland Partners LP
7.250% due 10/01/2020		7,500	8,213
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,100	1,163
Kinetic Concepts, Inc.
12.500% due 11/01/2019		2,803	3,237
MCE Finance Ltd.
5.000% due 02/15/2021		2,600	2,639
Mongolian Mining Corp.
8.875% due 03/29/2017		3,000	1,965
Pinnacol Assurance
8.625% due 06/25/2034 (e)		3,000	3,031
Ply Gem Industries, Inc.
6.500% due 02/01/2022		14,880	14,415
Post Holdings, Inc.
6.000% due 12/15/2022		6,825	6,996
R&R Ice Cream PLC
5.500% due 05/15/2020	GBP	2,275	3,870
Regency Energy Partners LP
5.500% due 04/15/2023		$1,200	1,260
Rockies Express Pipeline LLC
6.850% due 07/15/2018		2,900	3,147
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		7,200	7,524
5.750% due 05/15/2024		3,500	3,653
Sanchez Energy Corp.
6.125% due 01/15/2023		1,950	2,018
SiTV LLC
10.375% due 07/01/2019 (a)		1,900	1,957
Tenet Healthcare Corp.
5.000% due 03/01/2019		2,800	2,846
Tullow Oil PLC
6.250% due 04/15/2022		4,700	4,882
USG Corp.
6.300% due 11/15/2016		5,600	6,076
9.750% due 01/15/2018		14,425	17,346
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		2,375	2,535
Virgin Australia Trust
6.000% due 04/23/2022		1,835	1,922
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		700	722
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	3,500	5,170

			232,160

UTILITIES 1.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$7,400	8,843
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		5,950	5,608
9.250% due 04/23/2019		14,100	17,184

Illinois Power Generating Co.
6.300% due 04/01/2020		4,250	4,213
NGPL PipeCo LLC
7.119% due 12/15/2017		6,635	6,768
VimpelCom Holdings BV
7.504% due 03/01/2022		3,450	3,739
Westmoreland Coal Co.
10.750% due 02/01/2018		2,175	2,341

			48,696

Total Corporate Bonds & Notes (Cost $443,802)			451,322

MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		620	576

Total Municipal Bonds & Notes (Cost $565)			576

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
0.250% due 09/15/2014 (i)		21	21
0.250% due 01/31/2015 (k)		19,900	19,920
0.250% due 02/28/2015		4,800	4,805
0.250% due 03/31/2015		2,200	2,203
0.500% due 08/15/2014 (i)(k)		9,964	9,970
0.500% due 10/15/2014 (i)(k)		5,110	5,117

Total U.S. Treasury Obligations (Cost $42,019)			42,036

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
1.302% due 03/25/2035		2,871	2,258
American Home Mortgage Assets Trust
0.362% due 10/25/2046		1,137	753
0.692% due 11/25/2035		1,598	1,354
1.063% due 10/25/2046		93	69
American Home Mortgage Investment Trust
2.072% due 11/25/2045 ^		119	94
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		912	781
16.606% due 09/25/2035		2,322	2,886
Banc of America Funding Corp.
2.802% due 09/20/2047		2,077	1,607
7.000% due 10/25/2037 ^		532	323
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,343	1,183
BCAP LLC Trust
0.039% due 06/26/2037		52	52
0.362% due 04/25/2037		355	319
0.372% due 05/25/2047 ^		709	545
0.652% due 05/26/2035		90	84
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036		728	590
2.663% due 10/25/2035		29	29
2.936% due 05/25/2047 ^		1,331	1,138
Bear Stearns Alt-A Trust
2.421% due 04/25/2037		893	668
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	340	448
Chase Mortgage Finance Trust
2.639% due 09/25/2036		$384	345
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		233	244
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		607	653
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036		467	413
Countrywide Alternative Loan Trust
0.312% due 12/25/2046 ^		2,075	1,959
0.322% due 11/25/2036		7,551	6,739
0.322% due 06/25/2046		686	583
0.322% due 05/25/2047		577	509
0.342% due 07/25/2046		1,115	932
0.342% due 09/25/2046 ^		1,427	1,174
0.343% due 09/20/2046		799	621
0.363% due 03/20/2046		314	245
0.452% due 06/25/2035 ^		1,417	1,174
0.462% due 11/25/2035		351	302
0.483% due 11/20/2035		2,150	1,790
0.552% due 04/25/2035		1,438	1,270
1.123% due 12/25/2035		567	449
1.452% due 10/25/2035		668	557

1.523% due 08/25/2035		738	674
5.750% due 07/25/2035 ^		389	362
6.000% due 03/25/2036		3,403	2,896
6.000% due 05/25/2036 ^		1,689	1,414
6.000% due 08/25/2036		853	768
6.000% due 01/25/2037 ^		600	536
6.000% due 04/25/2037		1,100	935
6.000% due 05/25/2037 ^		3,331	2,783
Countrywide Home Loan Mortgage Pass-Through Trust
4.969% due 09/25/2037 ^		1,450	1,271
5.500% due 10/25/2035		471	457
5.750% due 07/25/2037		484	469
6.000% due 10/25/2034		38	39
6.000% due 07/25/2037		2,230	1,911
6.500% due 11/25/2036		3,741	3,443
Credit Suisse Mortgage Capital Certificates
4.815% due 07/27/2037		5,234	3,881
6.000% due 01/27/2047		1,161	1,197
6.054% due 12/29/2037		8,413	4,472
CSMC Mortgage-Backed Trust
6.000% due 07/25/2036		1,769	1,423
Deutsche ALT-A Securities, Inc.
0.250% due 08/25/2037		1,999	1,472
0.342% due 08/25/2047		2,682	2,299
First Horizon Alternative Mortgage Securities Trust
2.206% due 08/25/2035		420	378
6.000% due 05/25/2036		23	20
6.000% due 07/25/2036 ^		122	104
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	1,743	2,387
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		$6,062	5,387
Impac Secured Assets Trust
0.302% due 11/25/2036		2,539	1,734
IndyMac Mortgage Loan Trust
0.402% due 02/25/2037		500	294
2.342% due 07/25/2037		746	480
2.849% due 05/25/2037		509	359
4.458% due 11/25/2035 ^		1,076	905
6.250% due 11/25/2037 ^		619	568
JPMorgan Alternative Loan Trust
3.090% due 11/25/2036 ^		718	600
JPMorgan Mortgage Trust
2.607% due 10/25/2036		1,299	1,105
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		2,818	2,715
Lehman XS Trust
0.312% due 03/25/2047		2,156	1,627
1.052% due 08/25/2047		1,072	790
MASTR Adjustable Rate Mortgages Trust
5.077% due 11/25/2034		730	744
Merrill Lynch Alternative Note Asset Trust
0.262% due 03/25/2037		3,506	1,523
Morgan Stanley Mortgage Loan Trust
2.902% due 11/25/2037		872	707
Residential Accredit Loans, Inc. Trust
0.342% due 07/25/2036		1,564	1,234
0.502% due 08/25/2035 ^		1,966	1,567
2.922% due 07/25/2035		136	133
3.427% due 12/26/2034		1,184	1,039
3.491% due 09/25/2035 ^		126	103
3.572% due 12/25/2035		844	708
6.000% due 10/25/2034		2,974	3,131
6.500% due 07/25/2037		455	385
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		588	522
Structured Asset Mortgage Investments Trust
1.523% due 12/25/2035		1,576	1,104
Structured Asset Securities Corp. Trust
0.502% due 02/25/2035		618	584
Suntrust Adjustable Rate Mortgage Loan Trust
6.009% due 02/25/2037		1,147	1,146
TBW Mortgage-Backed Trust
0.352% due 09/25/2036		507	484
WaMu Mortgage Pass-Through Certificates Trust
1.951% due 07/25/2047 ^		212	155
2.344% due 09/25/2036 ^		1,408	1,274
2.412% due 08/25/2036		1,786	1,585
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		545	501

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2037 ^		2,065	2,012

Total Mortgage-Backed Securities (Cost $102,544)			107,936

ASSET-BACKED SECURITIES 10.1%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		1,370	1,311
0.620% due 09/25/2035		2,221	1,819
ACE Securities Corp. Home Equity Loan Trust
0.292% due 07/25/2036		1,726	1,251
0.452% due 02/25/2036		1,300	1,148
0.590% due 11/25/2035		1,200	953
0.622% due 10/25/2035		3,700	3,124
0.702% due 12/25/2045		1,000	624
0.832% due 09/25/2035		1,300	1,037
Aegis Asset-Backed Securities Trust
1.152% due 03/25/2035 ^		2,000	1,776
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.590% due 08/25/2034		2,656	2,620
0.632% due 04/25/2035		700	671
0.772% due 05/25/2035		1,000	775
0.932% due 05/25/2034		1,778	1,586
1.140% due 11/25/2034		6,042	5,283
1.200% due 10/25/2033		636	583
Argent Securities Trust
0.342% due 03/25/2036		4,414	2,375
0.422% due 05/25/2036		3,485	1,322
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.382% due 01/25/2036		823	555
Asset-Backed Funding Certificates Trust
0.262% due 01/25/2037		3,200	2,002
0.772% due 04/25/2034		4,255	4,158
1.152% due 06/25/2037		713	501
1.202% due 03/25/2034		2,142	1,673
Asset-Backed Securities Corp. Home Equity Loan Trust
0.582% due 11/25/2035		3,557	3,410
0.602% due 11/25/2035		1,800	1,582
Bear Stearns Asset-Backed Securities Trust
0.262% due 02/25/2037		628	592
0.302% due 11/25/2036		867	631
0.312% due 08/25/2036		6,098	4,895
0.322% due 05/25/2036 ^		2,702	2,307
0.392% due 06/25/2047		400	338
0.502% due 12/25/2035		918	691
0.552% due 09/25/2046		332	286
0.602% due 08/25/2036		2,400	1,972
0.800% due 08/25/2035		700	647
0.830% due 10/25/2035		1,400	973
0.902% due 09/25/2035		2,000	1,914
1.402% due 08/25/2037		1,334	1,186
1.952% due 07/25/2034		1,300	1,144
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	704	949
Carrington Mortgage Loan Trust
0.412% due 02/25/2037		$200	142
Citigroup Mortgage Loan Trust, Inc.
0.292% due 05/25/2037		678	651
0.552% due 11/25/2046		2,746	2,336
0.632% due 09/25/2035 ^		1,500	1,336
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037		600	458
0.302% due 05/25/2037		3,047	2,608
0.322% due 05/25/2037		5,487	4,873
0.332% due 06/25/2036		2,520	2,431
0.332% due 09/25/2036		4,132	4,026
0.332% due 06/25/2047		2,500	2,202
0.372% due 09/25/2047		1,500	1,136
0.400% due 04/25/2036		846	830
0.442% due 06/25/2036		2,550	2,057
0.442% due 08/25/2036		1,300	1,020
0.537% due 11/25/2035		1,672	1,588
0.590% due 04/25/2036		2,000	1,553
0.622% due 02/25/2036		12,000	10,176
1.052% due 04/25/2035		1,000	778
1.155% due 01/25/2035		3,855	3,748
2.550% due 01/25/2034		902	690
5.251% due 12/25/2034		3,443	3,368
5.689% due 10/25/2046		1,322	1,136
Credit-Based Asset Servicing and Securitization LLC
0.300% due 11/25/2036		863	491
0.372% due 07/25/2037		1,874	1,235
0.722% due 07/25/2036		1,700	1,511
First Franklin Mortgage Loan Trust
0.292% due 12/25/2036		2,805	1,705
0.512% due 11/25/2035		1,200	751

0.630% due 12/25/2035	5,000	4,785
Fremont Home Loan Trust
0.322% due 02/25/2036	771	669
0.392% due 08/25/2036	4,442	2,015
GSAA Home Equity Trust
0.382% due 03/25/2036	870	770
GSAMP Trust
0.272% due 12/25/2036	722	398
0.302% due 12/25/2046	884	515
0.382% due 12/25/2046	685	403
0.392% due 12/25/2035	1,695	1,545
0.887% due 09/25/2035 ^	5,945	5,067
Home Equity Loan Trust
0.382% due 04/25/2037	4,700	2,787
HSI Asset Securitization Corp. Trust
0.332% due 04/25/2037	700	510
0.372% due 12/25/2036	2,702	1,307
0.542% due 11/25/2035	1,600	1,128
JPMorgan Mortgage Acquisition Corp.
0.442% due 05/25/2035	1,000	882
JPMorgan Mortgage Acquisition Trust
0.262% due 02/25/2032	534	532
0.312% due 05/25/2037	1,000	861
0.342% due 03/25/2047	1,200	645
Lehman XS Trust
0.322% due 01/25/2037	3,304	2,566
Long Beach Mortgage Loan Trust
0.582% due 11/25/2035	3,100	2,662
2.927% due 07/25/2033	2,715	2,460
MASTR Asset-Backed Securities Trust
0.262% due 08/25/2036	893	489
0.302% due 08/25/2036	2,020	1,113
0.322% due 10/25/2036	4,233	3,591
Merrill Lynch Mortgage Investors Trust
0.222% due 04/25/2047	2,594	1,572
0.262% due 08/25/2037	2,971	1,714
0.310% due 04/25/2037	2,500	1,278
0.462% due 08/25/2036	1,400	1,216
1.082% due 04/25/2036	4,500	4,078
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 11/25/2036	2,060	1,435
0.302% due 06/25/2036	2,550	2,268
0.302% due 10/25/2036	2,850	1,949
0.302% due 12/25/2036	178	97
0.382% due 09/25/2036	1,200	705
0.402% due 03/25/2037	2,675	1,511
0.582% due 09/25/2035	700	606
0.622% due 07/25/2035	1,000	881
0.917% due 07/25/2035	1,116	1,017
Morgan Stanley Dean Witter Capital, Inc. Trust
1.052% due 07/25/2032	2,363	2,270
Morgan Stanley Home Equity Loan Trust
0.502% due 04/25/2037	334	208
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046	2,156	1,489
New Century Home Equity Loan Trust
3.152% due 01/25/2033	232	203
Nomura Home Equity Loan, Inc.
0.562% due 02/25/2036	900	765
0.742% due 09/25/2035	2,400	1,927
Option One Mortgage Loan Trust
0.292% due 01/25/2037	1,463	858
0.322% due 05/25/2037	1,496	902
Option One Mortgage Loan Trust Asset-Backed Certificates
0.342% due 01/25/2036	1,204	1,134
Ownit Mortgage Loan Trust
1.082% due 03/25/2036	1,500	1,478
Park Place Securities, Inc.
0.622% due 09/25/2035	4,100	3,471
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.642% due 08/25/2035	900	698
1.097% due 02/25/2035	921	928
People’s Financial Realty Mortgage Securities Trust
0.292% due 09/25/2036	4,936	2,022
RAAC Trust
0.492% due 08/25/2036	1,000	884
2.652% due 12/25/2035	3,473	3,313
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037	2,169	1,240
Residential Asset Mortgage Products Trust
0.342% due 02/25/2036	5,296	5,171
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036	1,654	1,523
0.312% due 06/25/2036	624	592
0.322% due 11/25/2036	997	880
0.402% due 08/25/2036	1,024	769

0.402% due 04/25/2037		2,800	2,441
0.552% due 12/25/2035		2,400	2,176
Saxon Asset Securities Trust
1.127% due 12/26/2034		1,281	1,016
Securitized Asset-Backed Receivables LLC Trust
0.402% due 03/25/2036		2,000	1,148
0.402% due 05/25/2036		1,354	792
SG Mortgage Securities Trust
0.332% due 02/25/2036		1,799	1,036
Soundview Home Loan Trust
0.332% due 05/25/2036		2,571	2,400
0.352% due 01/25/2037		5,900	4,721
0.392% due 07/25/2036		2,900	1,724
Specialty Underwriting & Residential Finance Trust
0.542% due 12/25/2036		1,400	1,120
0.977% due 05/25/2035		3,205	3,005
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,723
Structured Asset Investment Loan Trust
0.302% due 09/25/2036		1,706	1,365
0.312% due 05/25/2036		716	523
0.642% due 08/25/2035		5,500	4,896
0.872% due 05/25/2035		2,500	2,156
1.127% due 01/25/2035		2,639	952
1.277% due 01/25/2035		1,024	108
1.532% due 04/25/2033		448	390
1.727% due 01/25/2035		1,102	58
1.877% due 01/25/2035 ^		1,370	27
Structured Asset Securities Corp. Mortgage Loan Trust
0.292% due 09/25/2036		2,664	2,562
0.302% due 09/25/2036		1,232	1,021
0.322% due 12/25/2036		2,300	1,843
0.492% due 02/25/2036		1,000	838
0.522% due 04/25/2036		1,700	1,444
0.602% due 11/25/2035		5,200	4,491
0.650% due 11/25/2037		2,600	1,954
Truman Capital Mortgage Loan Trust
0.412% due 03/25/2036		1,651	1,553
Wells Fargo Home Equity Asset-Backed Securities Trust
0.612% due 12/25/2035		2,700	2,342

Total Asset-Backed Securities (Cost $251,324)			266,077

SOVEREIGN ISSUES 2.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	77,430	32,108
10.000% due 01/01/2025		32,860	13,018
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	643,000	6,134
4.500% due 07/03/2017		410,000	3,886
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	200	335

Total Sovereign Issues (Cost $50,955)			55,481

	SHARES
COMMON STOCKS 3.3%
CONSUMER DISCRETIONARY 1.3%
Comcast Corp. ‘A’		79,730	4,280
Melco Crown Entertainment Ltd. - ADR		195,272	6,973
MGM Resorts International (c)(g)		262,917	6,941
Walt Disney Co.		27,888	2,391
Wynn Macau Ltd.		1,841,200	7,246
Wynn Resorts Ltd.		32,045	6,651

			34,482

CONSUMER STAPLES 0.0%
ConAgra Foods, Inc.		37,146	1,103

ENERGY 0.8%
Cheniere Energy Partners LP Holdings LLC		100,060	2,485
Cheniere Energy, Inc. (c)		73,432	5,265
ONEOK, Inc.		87,628	5,966
Williams Cos., Inc.		116,509	6,782

			20,498

FINANCIALS 0.1%
BNP Paribas S.A.		11,570	785
Citigroup, Inc.		31,488	1,483

JPMorgan Chase & Co.		15,788	910

			3,178

HEALTH CARE 0.1%
Pfizer, Inc.		110,085	3,267

INDUSTRIALS 0.7%
Masco Corp.		206,249	4,579
Owens Corning		160,096	6,193
USG Corp. (c)		218,997	6,598

			17,370

TELECOMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		46,526	2,277

UTILITIES 0.2%
ONE Gas, Inc.		156,753	5,917

Total Common Stocks (Cost $83,033)			88,092

REAL ESTATE INVESTMENT TRUSTS 0.2%
FINANCIALS 0.2%
American Residential Properties, Inc. (c)		230,775	4,327

Total Real Estate Investment Trusts (Cost $4,333)			4,327

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.8%
REPURCHASE AGREEMENTS (f) 2.1%			56,311

SHORT-TERM NOTES 16.3%
Fannie Mae
0.055% due 09/08/2014		$57,600	57,597
0.060% due 10/01/2014 - 10/06/2014		15,000	14,998
0.065% due 09/22/2014		10,600	10,599
0.070% due 10/15/2014		3,800	3,800
0.080% due 01/05/2015		16,200	16,194
0.085% due 01/05/2015		34,900	34,887
0.120% due 09/24/2014		1,400	1,400
Federal Home Loan Bank
0.065% due 08/29/2014		2,800	2,800
0.081% due 10/29/2014		300	300
0.082% due 10/03/2014		25,000	24,997
0.087% due 12/03/2014		11,200	11,197
0.097% due 09/19/2014		24,600	24,598
0.101% due 02/23/2015		9,200	9,195
0.105% due 03/30/2015		8,100	8,094
0.125% due 06/08/2015		2,400	2,399
Freddie Mac
0.055% due 09/18/2014 - 09/26/2014		19,500	19,499
0.075% due 10/16/2014		2,400	2,400
0.080% due 11/12/2014 - 11/26/2014		37,700	37,693
0.090% due 01/08/2015		13,500	13,495
0.100% due 10/23/2014		95,300	95,288
0.110% due 11/18/2014		11,900	11,898
0.120% due 05/27/2015		14,800	14,786
0.145% due 06/16/2015		12,300	12,283

			430,397

GREECE TREASURY BILLS 2.2%
2.937% due 07/18/2014 - 11/07/2014 (d)	EUR	42,150	57,497

U.S. TREASURY BILLS 0.2%
0.055% due 08/14/2014 - 12/11/2014 (d)(i)(k)		$5,597	5,596

Total Short-Term Instruments (Cost $550,126)		549,801

Total Investments in Securities (Cost $1,831,437)		1,872,874

	SHARES
INVESTMENTS IN AFFILIATES 28.7%
SHORT-TERM INSTRUMENTS 28.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.7%
PIMCO Short-Term Floating NAV Portfolio	64,313,546	643,521
PIMCO Short-Term Floating NAV Portfolio III	11,408,896	113,998

Total Short-Term Instruments (Cost $757,476)		757,519

Total Investments in Affiliates (Cost $757,476)		757,519

Total Investments 99.7% (Cost $2,588,913)		$2,630,393
Financial Derivative Instruments (h)(j) (0.2%) (Cost or Premiums, net $(1,880))		(4,625)
Other Assets and Liabilities, net 0.5%		12,802

Net Assets 100.0%		$2,638,570

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
International Aircraft Leasing and Trading	3.140%	05/29/2015	05/29/2014	$20,000	$19,990	0.76%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	3,000	3,031	0.11%

				$23,000	$23,021	0.87%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GRE	0.130%	06/30/2014	07/01/2014	$6,100	U.S. Treasury Notes 1.500% due 02/28/2019	$(6,229)	$6,100	$6,100
JPS	0.200%	06/30/2014	07/01/2014	49,000	Fannie Mae 1.670% due 12/17/2018	(39,319)	49,000	49,000
					Freddie Mac 4.750% due 11/17/2015	(11,446)
SSB	0.000%	06/30/2014	07/01/2014	1,211	Fannie Mae 2.110% due 11/07/2022	(1,238)	1,211	1,211

Total Repurchase Agreements						$(58,232)	$56,311	$56,311

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $23,638 at a weighted average interest rate of (0.030%).

(g)	Securities with an aggregate market value of $2,904 and cash of $103 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap September Futures	Long	09/2014	172	$59	$13	$0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	2	(2)	0	0
90-Day Eurodollar March Futures	Long	03/2015	752	366	9	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	899	(443)	31	(31)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	899	780	0	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,517	(177)	107	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	1,713	(22)	39	(47)

Total Futures Contracts				$561	$199	$(78)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$358,200	$(5,651)	$(7,986)	$0	$(210)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		30,000	(636)	1,159	32	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		34,000	1,228	2,010	61	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		43,200	(3,860)	(4,849)	0	(268)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	22,000	(75)	(34)	0	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019		3,000	110	98	0	(2)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		14,000	(929)	(992)	16	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	GBP	13,800	(338)	(135)	75	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,858,900	(1,009)	(1,047)	0	(2)

Total Swap Agreements						$(11,160)	$(11,776)	$184	$(482)

(i)	Securities with an aggregate market value of $10,429 and cash of $324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2014	MXN	149,067		$11,380	$0	$(68)
	08/2014		$304	BRL	686	4	0
	01/2015	BRL	715		$304	0	(4)
BPS	07/2014		2,690		1,209	0	(8)
	07/2014	JPY	161,900		1,588	0	(10)
	07/2014		$1,200	BRL	2,690	17	0
	07/2014		4,449	EUR	3,262	17	0
	07/2014		1,502	HKD	11,640	0	0
	08/2014		1,198	BRL	2,690	8	0
	08/2014		2,595	CHF	2,319	21	0
	08/2014		3,293	EUR	2,424	27	0
BRC	07/2014	AUD	846		$786	0	(12)
	07/2014	BRL	61,379		25,255	0	(2,524)
	07/2014	EUR	1,950		2,650	0	(20)
	07/2014	HKD	63,471		8,189	2	0
	07/2014	JPY	850,900		8,294	0	(105)
	07/2014		$27,868	BRL	61,379	0	(88)
	07/2014		6,780	EUR	4,997	62	0
	07/2014		4,256	INR	253,530	0	(51)
	08/2014	CHF	2,385		$2,714	23	0
	09/2014	GBP	23,026		38,649	0	(735)
	09/2014		$24,564	GBP	14,445	143	0
CBK	07/2014	EUR	11,749		$15,912	0	(176)
	07/2014		$1,461	EUR	1,066	0	(1)
	08/2014	AUD	846		$793	0	(3)
DUB	07/2014		$2,600	INR	155,844	0	(15)
	08/2014		2	NOK	10	0	0
FBF	07/2014	BRL	24,921		$11,302	33	(10)
	07/2014		$11,023	BRL	24,921	256	0
	08/2014		589		1,347	15	0
	10/2014	BRL	15,283		$6,598	0	(141)
	01/2015		27,631		11,612	0	(273)
GLM	07/2014		33,630		15,269	48	0
	07/2014	EUR	62,773		85,971	16	0
	07/2014		$14,841	BRL	33,630	380	0
	08/2014	MXN	121,148		$9,293	0	(11)
	08/2014		$19,455	MXN	256,270	226	0
	09/2014		2,117		27,479	0	(10)
	10/2014	BRL	23,989		$10,356	0	(222)
	01/2015		35,385		14,841	0	(379)
HUS	07/2014		37,624		17,082	54	0
	07/2014		$16,391	BRL	37,624	637	0
JPM	07/2014	BRL	32,543		$14,775	47	0
	07/2014	JPY	2,791,700		27,410	0	(147)
	07/2014		$14,538	BRL	32,543	191	0
	07/2014		91,286	EUR	67,147	658	0
	07/2014		37,461	JPY	3,804,500	94	0
	08/2014	BRL	32,543		$14,406	0	(185)
	08/2014	EUR	67,147		91,297	0	(659)
	08/2014	JPY	3,804,500		37,470	0	(95)
	08/2014		$11,600	BRL	25,761	0	(50)
	09/2014	GBP	1,565		$2,655	0	(22)
	10/2014	ZAR	7,063		644	0	(9)
MSC	08/2014	BRL	3,638		1,507	0	(124)
	08/2014		$4,672	MXN	60,735	0	(8)
RBC	09/2014		1,781		23,163	0	(6)
UAG	07/2014	BRL	65,602		$29,141	0	(550)
	07/2014		$29,785	BRL	65,602	0	(94)

Total Forward Foreign Currency Contracts						$2,979	$(6,815)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,900	$151	$119
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	52,500	2,441	654

Total Purchased Options							$2,592	$773

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	$53,400	$(203)	$(426)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	53,400	(203)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	8,000	(150)	(123)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	80,000	(272)	(638)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	80,000	(384)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	53,300	(176)	(425)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	53,300	(234)	0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.376%	03/04/2015	111,800	(2,441)	(710)

							$(4,063)	$(2,322)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014		$30,100	$(95)	$(60)
BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014		27,200	(78)	(35)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	99,200	(346)	(41)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		76,000	(261)	(58)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		22,200	(9)	(8)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		9,900	(37)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		82,800	(305)	(34)

							$(1,131)	$(244)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$15,500	$(492)	$(337)
	Call - OTC USD versus INR	INR	65.200	02/27/2015	9,700	(169)	(143)
BRC	Call - OTC USD versus INR		68.000	06/22/2015	4,650	(92)	(83)
GLM	Call - OTC USD versus BRL	BRL	2.700	06/02/2015	6,500	(196)	(128)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	6,000	(123)	(114)
MSB	Call - OTC USD versus INR		65.900	06/03/2015	9,400	(224)	(218)

						$(1,296)	$(1,023)

Total Written Options						$(6,490)	$(3,589)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Motorola Solutions, Inc.	(1.000%	)	12/20/2016	0.285%	$1,350	$1	$(25)	$0	$(24)
	Wyndham Worldwide Corp.	(1.000%	)	12/20/2016	0.255%	1,000	44	(63)	0	(19)
BPS	Motorola Solutions, Inc.	(1.000%	)	03/20/2018	0.498%	3,900	0	(73)	0	(73)
BRC	Arrow Electronics, Inc.	(1.000%	)	12/20/2018	0.650%	4,900	12	(88)	0	(76)
	Avnet, Inc.	(1.000%	)	12/20/2018	0.718%	11,400	56	(199)	0	(143)
	Computer Sciences Corp.	(5.000%	)	12/20/2018	0.624%	4,600	(851)	(35)	0	(886)
	Xerox Corp.	(1.000%	)	12/20/2018	0.700%	3,900	47	(100)	0	(53)
DUB	Computer Sciences Corp.	(5.000%	)	12/20/2018	0.624%	3,200	(589)	(28)	0	(617)
	Gannett Co., Inc.	(5.000%	)	06/20/2019	1.738%	6,800	(990)	(64)	0	(1,054)
FBF	CA, Inc.	(1.000%	)	12/20/2018	0.581%	9,800	(90)	(93)	0	(183)
	Computer Sciences Corp.	(5.000%	)	12/20/2018	0.624%	2,700	(499)	(21)	0	(520)
GST	Arrow Electronics, Inc.	(1.000%	)	12/20/2018	0.650%	5,400	47	(131)	0	(84)
	Avnet, Inc.	(1.000%	)	12/20/2018	0.718%	2,750	38	(73)	0	(35)
	CA, Inc.	(1.000%	)	12/20/2018	0.581%	15,000	(133)	(146)	0	(279)
	ConocoPhillips	(1.000%	)	06/20/2019	0.160%	8,600	(345)	(10)	0	(355)
	Texas Instruments, Inc.	(1.000%	)	09/20/2017	0.205%	1,300	(38)	4	0	(34)
JPM	Arrow Electronics, Inc.	(1.000%	)	12/20/2018	0.650%	8,800	13	(150)	0	(137)
	Avnet, Inc.	(1.000%	)	12/20/2018	0.718%	11,400	61	(205)	0	(144)
	Xerox Corp.	(1.000%	)	12/20/2018	0.700%	16,800	256	(481)	0	(225)
MYC	Arrow Electronics, Inc.	(1.000%	)	03/20/2017	0.288%	1,390	27	(54)	0	(27)
	Avnet, Inc.	(1.000%	)	12/20/2018	0.718%	1,300	16	(33)	0	(17)
	CA, Inc.	(1.000%	)	12/20/2018	0.581%	2,100	(17)	(22)	0	(39)

							$(2,934)	$(2,090)	$0	$(5,024)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Italy Government International Bond	1.000%	06/20/2019	0.919%		$24,100	$183	$(83)	$100	$0
	Virgin Media Finance PLC	5.000%	06/20/2021	2.899%	EUR	500	63	27	90	0
BRC	Altice Finco S.A.	5.000%	06/20/2019	3.270%		3,700	425	(18)	407	0
	UPC Holding BV	5.000%	03/20/2021	2.954%		15,650	1,652	999	2,651	0
	Virgin Media Finance PLC	5.000%	03/20/2021	2.832%		2,450	138	304	442	0
CBK	UPC Holding BV	5.000%	03/20/2021	2.954%		2,000	278	60	338	0
	USG Corp.	5.000%	03/20/2018	1.469%		$4,900	603	29	632	0
DUB	Tenet Healthcare Corp.	5.000%	03/20/2021	3.518%		2,900	175	74	249	0
FBF	Forest Oil Corp.	5.000%	03/20/2018	5.841%		1,600	(64)	23	0	(41)
GST	Community Health Systems, Inc.	5.000%	03/20/2021	3.531%		2,200	133	54	187	0
	Community Health Systems, Inc.	5.000%	06/20/2021	3.600%		1,700	156	(15)	141	0
	D.R. Horton, Inc.	1.000%	12/20/2020	1.981%		1,600	(166)	75	0	(91)
	D.R. Horton, Inc.	1.000%	03/20/2021	2.042%		4,400	(291)	16	0	(275)
	Forest Oil Corp.	5.000%	03/20/2017	5.027%		700	(25)	26	1	0
	Forest Oil Corp.	5.000%	06/20/2018	6.021%		800	(25)	(1)	0	(26)
	Italy Government International Bond	1.000%	06/20/2019	0.919%		5,900	42	(18)	24	0
	USG Corp.	5.000%	09/20/2018	1.704%		1,800	126	117	243	0
	USG Corp.	5.000%	03/20/2019	1.883%		2,300	286	37	323	0
JPM	KB Home	5.000%	06/20/2019	2.578%		4,400	359	137	496	0
MYC	Community Health Systems, Inc.	5.000%	06/20/2019	2.808%		2,150	224	(6)	218	0
	Community Health Systems, Inc.	5.000%	06/20/2021	3.600%		7,725	728	(87)	641	0
	Forest Oil Corp.	5.000%	03/20/2019	6.622%		3,100	(326)	139	0	(187)
	KB Home	5.000%	09/20/2018	2.051%		4,200	206	297	503	0

							$4,880	$2,186	$7,686	$(620)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	50,100	$19	$218	$237	$0
BRC	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	3,850	48	75	123	0
GLM	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		20,800	266	399	665	0
MYC	Pay	28-Day MXN-TIIE	5.000%	02/22/2023	MXN	183,300	(261)	(602)	0	(863)

							$72	$90	$1,025	$(863)

Total Swap Agreements							$2,018	$186	$8,711	$(6,507)

(k)	Securities with an aggregate market value of $3,868 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$278,546	$28,680	$307,226
Corporate Bonds & Notes
Banking & Finance	0	156,996	13,470	170,466
Industrials	0	227,207	4,953	232,160
Utilities	0	48,696	0	48,696
Municipal Bonds & Notes
New York	0	576	0	576
U.S. Treasury Obligations	0	42,036	0	42,036
Mortgage-Backed Securities	0	107,936	0	107,936
Asset-Backed Securities	0	256,354	9,723	266,077
Sovereign Issues	0	55,481	0	55,481
Common Stocks
Consumer Discretionary	34,482	0	0	34,482
Consumer Staples	1,103	0	0	1,103
Energy	20,498	0	0	20,498
Financials	3,178	0	0	3,178
Health Care	3,267	0	0	3,267
Industrials	17,370	0	0	17,370
Telecommunication Services	2,277	0	0	2,277
Utilities	5,917	0	0	5,917
Real Estate Investment Trusts
Financials	4,327	0	0	4,327
Short-Term Instruments
Repurchase Agreements	0	56,311	0	56,311
Short-Term Notes	0	430,397	0	430,397
Greece Treasury Bills	0	57,497	0	57,497
U.S. Treasury Bills	0	5,596	0	5,596
	$92,419	$1,723,629	$56,826	$1,872,874

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$757,519	$0	$0	$757,519

Total Investments	$849,938	$1,743,629	$56,826	$2,630,393

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	199	184	0	383
Over the counter	0	12,463	0	12,463
	$199	$12,647	$0	$12,846

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(78)	(482)	0	(560)
Over the counter	0	(16,911)	0	(16,911)

	$(78)	$(17,393)	$0	$(17,471)

Totals	$850,059	$1,718,883	$56,826	$2,625,768

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$10,833	$20,000	$(2,289)	$1	$13	$(19)	$1,985	$(1,844)	$28,680	$0
Corporate Bonds & Notes
Banking & Finance	20,160	22,334	(82)	9	5	330	0	(29,286)	13,470	189
Industrials	17,472	3,000	(15,892)	(14)	627	(240)	0	0	4,953	77
Asset-Backed Securities	9,756	0	0	11	0	(44)	0	0	9,723	(44)

Totals	$58,221	$45,334	$(18,263)	$7	$645	$27	$1,985	$(31,130)	$56,826	$222

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$28,680	Benchmark Pricing	Base Price	100.00 - 101.25
		Third Party Vendor	Broker Quote	100.06 - 100.63
Corporate Bonds & Notes
Banking & Finance	3,170	Benchmark Pricing	Base Price	93.75
	10,300	Other Valuation Techniques(2)	-	-
Industrials	3,031	Benchmark Pricing	Base Price	100.00
	1,922	Third Party Vendor	Broker Quote	104.75 - 114.50
Asset-Backed Securities	9,723	Benchmark Pricing	Base Price	102.63

Total	$56,826

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.8%
BANK LOAN OBLIGATIONS 3.7%
Albertson’s LLC
4.750% due 03/21/2019		$5,257	$5,291
Alliance Boots Holdings Ltd.
3.978% due 07/10/2017	GBP	11,500	19,714
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		$9,555	9,581
CCM Merger, Inc.
5.000% due 03/01/2017		1,636	1,640
Community Health Systems, Inc.
4.250% due 01/27/2021		3,980	4,010
CSC Holdings, Inc.
2.650% due 04/17/2020		11,082	10,978
Energy Future Holdings Corp.
4.250% due 06/19/2016		31,422	31,669
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		7,796	7,813
Gates Global, Inc.
TBD% due 07/05/2021		2,800	2,794
H.J. Heinz Co.
3.500% due 06/05/2020		22,275	22,466
HCA, Inc.
2.650% due 05/02/2016		6,274	6,287
Hertz Corp.
3.000% due 03/11/2018		3,369	3,351
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		5,308	5,305
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,671	7,694
Kate Spade & Co.
4.000% due 04/09/2021		300	301
Novelis, Inc.
3.750% due 03/10/2017		2,895	2,903
NRG Energy, Inc.
2.750% due 07/02/2018		11,902	11,890
Numericable U.S. LLC
4.500% due 05/21/2020		3,500	3,525
OGX
TBD% - 8.000% due 04/11/2015		1,196	992
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		1,321	1,325
Realogy Corp.
3.750% due 03/05/2020		3,456	3,468
Seadrill Partners Finco LLC
4.000% due 02/21/2021		2,587	2,573
Station Casinos LLC
4.250% due 03/02/2020		13,006	13,067
Terex Corp.
3.500% due 04/28/2017		1,496	1,505
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		12,225	12,291
TWCC Holding Corp.
3.500% due 02/13/2017		1,892	1,877
UPC Financing Partnership
4.003% due 03/31/2021	EUR	5,374	7,410

Total Bank Loan Obligations (Cost $197,490)			201,720

CORPORATE BONDS & NOTES 64.4%
BANKING & FINANCE 23.3%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$4,350	4,388
4.500% due 05/15/2021		4,450	4,533
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	294
Ally Financial, Inc.
7.500% due 09/15/2020		1,300	1,571
8.000% due 03/15/2020		1,100	1,339
American International Group, Inc.
6.250% due 05/01/2036		7,900	9,981
8.175% due 05/15/2068		2,400	3,318
Aviation Loan Trust
2.341% due 12/15/2022		2,849	2,670
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,500	3,824

Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,791
4.500% due 01/20/2016	EUR	15,700	22,425
6.000% due 01/22/2020		$6,600	7,343
9.000% due 06/18/2024 (d)		2,800	2,775
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	9,000	14,881
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$6,800	7,109
4.625% due 02/13/2017		13,800	14,749
Banco Santander Chile
3.875% due 09/20/2022		6,380	6,447
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		56,160	57,424
Banco Votorantim S.A.
5.250% due 02/11/2016		17,700	18,541
Bank of America Corp.
0.879% due 05/23/2017	EUR	300	408
5.000% due 05/13/2021		$2,900	3,240
Bank of Baroda
5.000% due 08/24/2016		1,000	1,056
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	600	1,121
Bankia S.A.
3.500% due 12/14/2015	EUR	1,400	1,996
3.625% due 10/05/2016		700	1,020
4.250% due 07/05/2016		100	147
Banque PSA Finance S.A.
4.250% due 02/25/2016		400	571
5.750% due 04/04/2021		$12,074	12,949
Barclays Bank PLC
7.625% due 11/21/2022		27,100	30,894
7.750% due 04/10/2023		1,400	1,560
10.000% due 05/21/2021	GBP	17,200	38,878
10.179% due 06/12/2021		$7,280	10,110
14.000% due 06/15/2019 (d)	GBP	5,400	12,652
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$2,000	2,048
BBVA Bancomer S.A.
4.500% due 03/10/2016		21,900	23,159
6.500% due 03/10/2021		1,400	1,586
7.250% due 04/22/2020		2,500	2,859
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		29,000	29,286
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		400	409
7.195% due 06/25/2037 (d)		9,000	10,485
BPCE S.A.
12.500% due 09/30/2019 (d)	EUR	4,869	9,369
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$13,100	14,213
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,500	2,786
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (d)		460	477
CIT Group, Inc.
4.250% due 08/15/2017		27,300	28,546
5.250% due 03/15/2018		100	108
Citigroup, Inc.
0.843% due 05/31/2017	EUR	5,600	7,591
5.500% due 10/15/2014		$1,333	1,352
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	12,100	20,004
8.400% due 06/29/2017 (d)		$8,600	9,718
11.000% due 06/30/2019 (d)		23,488	31,596
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		1,000	1,094
8.125% due 09/19/2033		2,400	2,740
8.375% due 10/13/2019 (d)		9,230	10,949
Credit Suisse
6.500% due 08/08/2023		27,500	30,594
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		7,200	7,988
Denali Borrower LLC
5.625% due 10/15/2020		16,900	17,956
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,039
Doctors Co.
6.500% due 10/15/2023		10,425	10,651
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		16,593	17,824
EDC Finance Ltd.
4.875% due 04/17/2020		10,850	10,660
Fiat Finance & Trade S.A.
7.000% due 03/23/2017	EUR	4,300	6,474
7.625% due 09/15/2014		10,600	14,684

Ford Motor Credit Co. LLC
8.125% due 01/15/2020		$8,500	10,864
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	14,371
Genesis Energy LP
5.625% due 06/15/2024		$6,000	6,142
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,450	9,280
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		$2,100	2,361
5.750% due 01/24/2022		25,000	28,962
7.500% due 02/15/2019		4,350	5,309
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	13,619
6.375% due 04/15/2021		2,000	2,328
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	900	1,664
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		$6,000	6,792
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,305	111
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		800	861
HSBC Bank USA N.A.
4.875% due 08/24/2020		500	557
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		1,350	2,022
HSBC Finance Corp.
6.676% due 01/15/2021		6,000	7,182
HSBC Holdings PLC
6.500% due 09/15/2037		125	154
7.625% due 05/17/2032		2,300	3,077
Hypo Alpe-Adria-Bank International AG
4.250% due 10/31/2016	EUR	10,140	13,363
4.375% due 01/24/2017		13,800	18,145
International Lease Finance Corp.
5.750% due 05/15/2016		$600	644
Intesa Sanpaolo SpA
6.500% due 02/24/2021		24,000	28,414
iStar Financial, Inc.
4.000% due 11/01/2017		4,700	4,735
5.000% due 07/01/2019		10,200	10,251
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		10,200	10,569
Jefferies Finance LLC
7.375% due 04/01/2020		3,050	3,218
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		16,200	18,225
KBC Bank NV
8.000% due 01/25/2023		4,800	5,489
LBG Capital PLC
7.625% due 10/14/2020	EUR	1,992	3,041
8.875% due 02/07/2020		300	473
15.000% due 12/21/2019	GBP	200	498
15.000% due 12/21/2019	EUR	4,700	9,969
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$12,800	18,688
M&T Capital Trust
8.277% due 06/01/2027		500	508
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,461
Morgan Stanley
5.500% due 07/24/2020		$24,000	27,612
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		7,800	8,190
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024		300	308
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,561	2,410
Piper Jaffray Cos.
4.734% due 11/30/2015		7,700	7,771
Private Export Funding Corp.
4.550% due 05/15/2015		750	778
Qatari Diar Finance Co.
3.500% due 07/21/2015		1,000	1,028
5.000% due 07/21/2020		3,100	3,497
Rio Oil Finance Trust
6.250% due 07/06/2024		16,900	17,768
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		5,100	5,967
7.648% due 09/30/2031 (d)		1,950	2,369
Royal Bank of Scotland PLC
6.000% due 09/08/2014 (d)	GBP	1,620	2,738
9.500% due 03/16/2022		$17,550	20,615
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016		300	310

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		14,800	15,096
6.299% due 05/15/2017		6,520	6,911
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		19,200	20,254
6.125% due 02/07/2022		6,200	6,657
SL Green Realty Corp.
4.500% due 12/01/2022		11,000	11,189
5.000% due 08/15/2018		10,800	11,764
SLM Corp.
8.000% due 03/25/2020		17,500	20,278
8.450% due 06/15/2018		5,375	6,366
Springleaf Finance Corp.
5.400% due 12/01/2015		2,350	2,475
6.900% due 12/15/2017		14,000	15,575
State Bank of India
4.500% due 07/27/2015		9,700	10,002
UBS AG
7.250% due 02/22/2022		5,200	5,707
7.625% due 08/17/2022		23,800	28,689
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		2,500	2,672
UOB Cayman Ltd.
5.796% due 03/15/2016 (d)		1,700	1,772
USB Capital
3.500% due 07/31/2014 (d)		6,700	5,745
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	17,800	32,215
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$5,100	5,355
5.450% due 11/22/2017		3,300	3,484
5.942% due 11/21/2023		1,300	1,315
6.800% due 11/22/2025		12,900	13,883
6.902% due 07/09/2020		9,100	9,896
VTB Bank OJSC Via VTB Capital S.A.
6.551% due 10/13/2020		3,140	3,328
6.875% due 05/29/2018		200	216
Wachovia Bank N.A.
0.603% due 11/03/2014		3,040	3,042
Wachovia Corp.
5.250% due 08/01/2014		500	502
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		5,600	6,398
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,870
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	8,135

			1,258,749

INDUSTRIALS 25.4%
21st Century Oncology, Inc.
9.875% due 04/15/2017		2,000	1,850
Activision Blizzard, Inc.
5.625% due 09/15/2021		8,000	8,640
6.125% due 09/15/2023		19,930	21,973
Afren PLC
6.625% due 12/09/2020		5,900	6,121
Aguila S.A.
7.875% due 01/31/2018		1,000	1,056
Aleris International, Inc.
7.625% due 02/15/2018		26,575	27,605
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	8,540
Alliance Data Systems Corp.
5.250% due 12/01/2017		13,250	13,912
ALROSA Finance S.A.
7.750% due 11/03/2020		19,700	21,991
Altice S.A.
7.250% due 05/15/2022	EUR	1,300	1,891
7.750% due 05/15/2022		$900	963
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		1,300	1,448
American Airlines Pass-Through Trust
4.950% due 07/15/2024		485	525
5.250% due 07/31/2022		2,274	2,473
7.000% due 07/31/2019		1,324	1,444
American Airlines, Inc.
7.500% due 03/15/2016 ^		5,580	5,807
American Tower Corp.
4.700% due 03/15/2022		9,218	9,895
Anglo American Capital PLC
4.125% due 09/27/2022		29,100	29,355
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		3,400	3,320
5.375% due 04/15/2020		5,500	5,612

Associated Materials LLC
9.125% due 11/01/2017		2,500	2,603
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	6,051
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,121	3,230
Bharat Petroleum Corp. Ltd.
4.625% due 10/25/2022 (h)		1,700	1,730
Biomet, Inc.
6.500% due 08/01/2020		1,500	1,624
Braskem Finance Ltd.
5.375% due 05/02/2022		6,600	6,715
5.750% due 04/15/2021		15,900	16,703
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		3,500	3,535
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,288
7.750% due 05/15/2019		8,300	10,223
CGG S.A.
6.500% due 06/01/2021		3,000	2,992
Chesapeake Energy Corp.
3.479% due 04/15/2019		4,200	4,250
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,563
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$2,600	2,730
Columbus International, Inc.
7.375% due 03/30/2021		3,700	4,001
Community Health Systems, Inc.
5.125% due 08/15/2018		1,400	1,472
5.125% due 08/01/2021		800	824
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,834
Concho Resources, Inc.
5.500% due 04/01/2023		4,716	5,093
7.000% due 01/15/2021		600	662
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,915	2,973
4.150% due 10/11/2025		951	994
4.750% due 07/12/2022		3,614	3,912
6.000% due 07/12/2020		1,143	1,212
7.250% due 05/10/2021		961	1,124
9.000% due 01/08/2018		1,550	1,751
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	338
9.250% due 06/30/2020 ^		14,300	1,788
Crown Castle International Corp.
5.250% due 01/15/2023		29,850	31,268
Crown Castle Towers LLC
6.113% due 01/15/2040		8,000	9,426
CSC Holdings LLC
7.625% due 07/15/2018		1,400	1,622
7.875% due 02/15/2018		3,090	3,577
8.625% due 02/15/2019		5,700	6,797
CSN Islands Corp.
6.875% due 09/21/2019		14,690	15,645
10.000% due 01/15/2015		4,300	4,526
CVS Pass-Through Trust
5.773% due 01/10/2033		366	410
6.036% due 12/10/2028		475	548
6.943% due 01/10/2030		10,131	12,261
7.507% due 01/10/2032		11,046	13,810
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		79	92
7.750% due 06/17/2021		1,472	1,729
Denbury Resources, Inc.
4.625% due 07/15/2023		4,800	4,681
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		4,200	651
9.500% due 12/11/2019 ^		2,650	411
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,300	1,303
Ecopetrol S.A.
5.875% due 09/18/2023		19,626	22,112
El Paso LLC
7.000% due 06/15/2017		3,650	4,138
7.750% due 01/15/2032		1,600	1,772
Encana Corp.
6.500% due 08/15/2034		4,700	5,803
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		7,600	7,609
Energy Transfer Partners LP
6.625% due 10/15/2036		2,600	3,095
9.700% due 03/15/2019		177	232
ENTEL Chile S.A.
4.875% due 10/30/2024		19,200	20,031

Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,371
8.375% due 08/01/2066		7,525	8,474
Equinix, Inc.
4.875% due 04/01/2020		8,700	8,961
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	2,525
Financiere Quick S.A.S.
5.075% due 04/15/2019		10,100	13,887
Flextronics International Ltd.
4.625% due 02/15/2020		$9,700	10,015
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,662
7.250% due 06/01/2028		900	1,179
7.750% due 11/15/2029		5,100	7,026
8.000% due 01/15/2024		4,200	5,671
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,300	8,902
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		7,400	6,845
GTL Trade Finance, Inc.
5.893% due 04/29/2024		14,844	15,608
Harvest Operations Corp.
6.875% due 10/01/2017		1,100	1,199
HCA, Inc.
3.750% due 03/15/2019		3,450	3,489
5.875% due 03/15/2022		5,800	6,307
6.375% due 01/15/2015		100	103
6.500% due 02/15/2020		24,572	27,705
9.000% due 12/15/2014		130	134
HD Supply, Inc.
7.500% due 07/15/2020		1,900	2,085
8.125% due 04/15/2019		23,480	25,945
HeidelbergCement Finance Luxembourg S.A.
7.500% due 10/31/2014	EUR	12,500	17,495
Hiland Partners LP
5.500% due 05/15/2022		$700	711
7.250% due 10/01/2020		3,100	3,394
Hospira, Inc.
5.200% due 08/12/2020		2,000	2,192
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		400	427
KazMunayGas National Co. JSC
9.125% due 07/02/2018		18,200	21,997
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		1,700	1,726
5.125% due 11/15/2014		2,100	2,136
5.300% due 09/15/2020		10,300	11,577
Lafarge S.A.
6.250% due 04/13/2018	EUR	1,200	1,882
6.625% due 11/29/2018		6,500	10,457
6.750% due 12/16/2019		3,600	5,922
MCE Finance Ltd.
5.000% due 02/15/2021		$14,600	14,819
Mongolian Mining Corp.
8.875% due 03/29/2017		1,700	1,114
New Albertson’s, Inc.
6.570% due 02/23/2028		800	636
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		13,000	13,487
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		803	899
Novelis, Inc.
8.375% due 12/15/2017		11,900	12,700
8.750% due 12/15/2020		22,225	24,781
Numericable Group S.A.
4.875% due 05/15/2019		900	925
5.375% due 05/15/2022	EUR	400	582
5.625% due 05/15/2024		400	587
6.000% due 05/15/2022		$2,800	2,915
6.250% due 05/15/2024		600	627
NXP BV
3.500% due 09/15/2016		6,300	6,434
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	763
8.500% due 06/01/2018 ^		20,900	1,359
ONEOK Partners LP
3.375% due 10/01/2022		3,000	2,984
5.000% due 09/15/2023		7,100	7,850
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,487
4.875% due 05/03/2022		370	368
Petrobras International Finance Co.
5.375% due 01/27/2021		13,200	13,823
6.875% due 01/20/2040		24,550	25,962

Petrofac Ltd.
3.400% due 10/10/2018		1,200	1,247
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		23,445	14,630
5.500% due 04/12/2037		58,685	35,446
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		4,173	4,486
9.750% due 08/14/2019		14,565	18,425
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		6,200	6,161
Polymer Group, Inc.
7.750% due 02/01/2019		30	32
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,825
8.500% due 06/15/2019		6,661	8,495
Regency Energy Partners LP
4.500% due 11/01/2023		9,300	9,253
5.750% due 09/01/2020		8,000	8,660
5.875% due 03/01/2022		3,500	3,811
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,944
5.400% due 02/14/2022		3,500	3,783
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,400	20,564
6.875% due 02/15/2021		1,500	1,626
7.125% due 04/15/2019		5,300	5,565
7.875% due 08/15/2019		1,900	2,078
Rockies Express Pipeline LLC
3.900% due 04/15/2015		4,000	4,050
5.625% due 04/15/2020		16,440	17,015
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		3,500	3,676
5.739% due 04/03/2017		10,800	11,664
7.487% due 03/25/2031	GBP	1,000	1,840
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		$9,000	9,562
5.625% due 04/15/2023		12,100	12,644
5.750% due 05/15/2024		16,300	17,013
SCF Capital Ltd.
5.375% due 10/27/2017		2,500	2,537
Scientific Games International, Inc.
9.250% due 06/15/2019		900	947
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		18,000	17,866
6.700% due 10/25/2017		1,000	1,072
Sibur Securities Ltd.
3.914% due 01/31/2018		6,408	6,200
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	5,700	8,285
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	2,500	4,150
6.582% due 12/28/2027		2,273	4,104
Stonegate Pub Co. Financing PLC
5.275% due 04/15/2019		2,800	4,878
5.750% due 04/15/2019		1,400	2,429
T-Mobile USA, Inc.
6.250% due 04/01/2021		$5,700	6,078
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	2,200	3,318
6.375% due 11/15/2020		1,200	1,760
6.625% due 02/15/2021		1,500	2,219
6.750% due 08/15/2024		5,000	7,737
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,600	5,656
5.000% due 03/01/2019		1,400	1,423
6.000% due 10/01/2020		4,500	4,894
Tesoro Logistics LP
6.125% due 10/15/2021		11,950	12,816
Tullow Oil PLC
6.000% due 11/01/2020		27,400	28,564
6.250% due 04/15/2022		6,200	6,440
U.S. Airways Pass-Through Trust
4.625% due 12/03/2026		1,912	2,012
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		506	255
UAL Pass-Through Trust
7.336% due 01/02/2021		356	391
9.750% due 07/15/2018		6,070	6,950
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,700	7,038
UPC Holding BV
8.375% due 08/15/2020		14,000	21,039
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	207
9.500% due 01/21/2020 ^		1,300	150

USG Corp.
9.750% due 01/15/2018		1,457	1,752
Vale Overseas Ltd.
4.375% due 01/11/2022		500	516
4.625% due 09/15/2020		6,200	6,689
8.250% due 01/17/2034		1,525	1,914
Vedanta Resources PLC
6.000% due 01/31/2019		19,700	20,464
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	4,220
7.748% due 02/02/2021		11,700	12,899
9.125% due 04/30/2018		900	1,032
Whiting Petroleum Corp.
5.000% due 03/15/2019		13,100	13,853
Williams Partners LP
3.350% due 08/15/2022		3,150	3,128
4.500% due 11/15/2023		3,000	3,186
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	4,513
7.250% due 02/15/2018		$800	846
7.375% due 04/23/2021		14,800	15,836
Windstream Corp.
7.750% due 10/15/2020		1,300	1,415
Zhaikmunai LLP
7.125% due 11/13/2019		18,500	20,211
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	17,800	25,799

			1,376,479

UTILITIES 15.7%
AES Corp.
8.000% due 06/01/2020		$6,700	8,090
AES Panama S.A.
6.350% due 12/21/2016		200	208
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		16,000	19,120
Beaver Valley Funding Corp.
9.000% due 06/01/2017		22	23
BG Energy Capital PLC
6.500% due 11/30/2072		4,100	4,546
6.500% due 11/30/2072	GBP	17,700	33,113
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	2,700	3,791
5.350% due 05/20/2024		$5,800	6,043
Bruce Mansfield Unit
6.850% due 06/01/2034		2,195	2,414
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		12,810	14,283
CenturyLink, Inc.
5.625% due 04/01/2020		21,700	23,056
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		26,500	27,210
Electricite de France
5.250% due 01/29/2023 (d)		4,900	5,011
5.625% due 01/22/2024 (d)		17,400	18,193
FirstEnergy Corp.
7.375% due 11/15/2031		14,790	17,504
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	111
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		17,500	18,047
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,624
4.950% due 02/06/2028		300	283
6.510% due 03/07/2022		13,400	14,586
8.146% due 04/11/2018		2,600	3,000
8.625% due 04/28/2034		16,350	20,274
9.250% due 04/23/2019		19,350	23,583
Intergas Finance BV
6.375% due 05/14/2017		3,700	4,001
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	110
Koninklijke KPN NV
6.125% due 09/14/2018 (d)	EUR	14,300	21,153
Majapahit Holding BV
7.250% due 06/28/2017		$1,600	1,818
7.750% due 10/17/2016		700	790
7.750% due 01/20/2020		6,610	7,767
8.000% due 08/07/2019		6,900	8,176
MarkWest Energy Partners LP
4.500% due 07/15/2023		18,604	19,069
5.500% due 02/15/2023		2,275	2,440
Midwest Generation LLC
8.560% due 01/02/2016		124	128

NGPL PipeCo LLC
7.119% due 12/15/2017		11,500	11,730
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		23,125	21,709
6.604% due 02/03/2021		23,400	25,213
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,460	9,158
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		462	528
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	28,156
6.625% due 06/15/2038		$6,600	7,755
Petrobras Global Finance BV
5.625% due 05/20/2043		1,200	1,092
6.250% due 03/17/2024		35,500	37,875
7.250% due 03/17/2044		18,400	20,378
Petroleos Mexicanos
5.500% due 01/21/2021		12,300	13,868
5.500% due 06/27/2044		9,100	9,519
6.375% due 01/23/2045		24,400	28,395
6.500% due 06/02/2041		34,100	39,812
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	6,035
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	946
4.750% due 02/16/2021		8,200	8,929
5.000% due 10/19/2025		4,200	4,492
Qwest Corp.
6.500% due 06/01/2017		1,300	1,479
7.250% due 09/15/2025		3,250	3,828
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,794	3,052
5.500% due 09/30/2014		600	607
5.832% due 09/30/2016		672	714
5.838% due 09/30/2027		1,370	1,528
6.332% due 09/30/2027		500	582
Rosneft Finance S.A.
6.625% due 03/20/2017		10,800	11,880
7.250% due 02/02/2020		2,800	3,202
7.875% due 03/13/2018		7,410	8,494
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		7,800	7,829
RWE AG
7.000% due 03/20/2019 (d)	GBP	19,600	36,498
7.000% due 10/12/2072		$400	444
Sierra Pacific Power Co.
6.750% due 07/01/2037		25	34
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		14,300	14,832
Sprint Communications, Inc.
8.375% due 08/15/2017		21,500	25,182
Sprint Corp.
7.125% due 06/15/2024		2,300	2,444
7.875% due 09/15/2023		3,200	3,568
SSE PLC
5.625% due 10/01/2017 (d)	EUR	14,900	22,383
5.625% due 10/01/2017 (d)		$4,200	4,528
Targa Resources Partners LP
4.250% due 11/15/2023		6,750	6,742
5.250% due 05/01/2023		7,300	7,665
Telecom Italia SpA
5.250% due 02/10/2022	EUR	19,000	28,586
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,624
Verizon Communications, Inc.
5.150% due 09/15/2023		$6,600	7,396
VimpelCom Holdings BV
5.950% due 02/13/2023		19,800	19,676
Yellowstone Energy LP
5.750% due 12/31/2026		3,850	3,639

			848,591

Total Corporate Bonds & Notes (Cost $3,356,642)			3,483,819

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.604% due 10/18/2030		5	5
0.652% due 03/25/2017		10	10
1.324% due 03/01/2044		55	57
2.790% due 07/01/2022		968	982
2.810% due 06/01/2022		1,936	1,968
4.376% due 12/01/2036		82	88
4.498% due 09/25/2040 (a)		1,200	193
5.000% due 11/01/2035		154	171
5.648% due 09/25/2037 (a)		3,207	402

6.500% due 06/25/2028	100	113
6.850% due 12/18/2027	73	83
Freddie Mac
0.625% due 12/29/2014 (g)	3,900	3,910
0.652% due 09/15/2030	17	17
1.319% due 02/25/2045	21	22
1.324% due 10/25/2044	126	128
1.524% due 07/25/2044	218	218
2.362% due 05/01/2023	7	8
5.500% due 09/15/2017	40	42
6.500% due 07/25/2043	10	11
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	103	107
6.112% due 09/16/2042	2,526	2,775
9.250% due 12/20/2019 - 06/20/2021	6	6
New Valley Generation
7.299% due 03/15/2019	435	504
Small Business Administration
4.340% due 03/01/2024	93	98
5.080% due 11/01/2022	228	246
5.130% due 09/01/2023	14	15
6.900% due 12/01/2020	141	154
7.150% due 03/01/2017	44	47
7.190% due 12/01/2019	63	69
7.300% due 05/01/2017	22	23
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,085

Total U.S. Government Agencies (Cost $13,751)		13,557

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
2.445% due 01/25/2035	2,585	2,609
2.845% due 11/25/2035	1,279	1,293
4.907% due 01/25/2036	702	655
American General Mortgage Loan Trust
5.150% due 03/25/2058	115	115
American Home Mortgage Assets Trust
0.342% due 05/25/2046	463	352
0.362% due 10/25/2046	1,188	786
American Home Mortgage Investment Trust
2.072% due 12/25/2035	1,377	1,012
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,424
5.948% due 02/10/2051	7,909	8,814
Banc of America Funding Corp.
0.652% due 06/26/2035	4,048	3,886
0.652% due 07/26/2036	463	453
2.622% due 03/20/2036	184	171
2.770% due 09/20/2035	265	232
5.500% due 01/25/2036	576	601
6.000% due 07/25/2037 ^	843	651
6.000% due 08/25/2037 ^	603	536
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^	69	59
2.953% due 11/20/2046 ^	4,779	3,996
4.682% due 11/25/2034	93	90
5.500% due 12/25/2020	190	195
5.500% due 11/25/2035	294	291
6.000% due 10/25/2036 ^	509	449
BCAP LLC Trust
0.282% due 06/26/2037	189	182
Bear Stearns Adjustable Rate Mortgage Trust
2.344% due 02/25/2033	6	6
2.568% due 01/25/2035	46	46
2.580% due 03/25/2035	16,270	16,556
2.667% due 02/25/2033	11	11
2.723% due 08/25/2035	2,657	2,415
2.737% due 01/25/2034	5	6
2.771% due 01/25/2034	21	21
2.904% due 02/25/2036 ^	1,462	1,167
5.066% due 01/25/2035	1,214	1,230
5.121% due 08/25/2035	1,400	1,438
Bear Stearns Alt-A Trust
2.576% due 08/25/2036 ^	508	237
2.583% due 05/25/2035	402	402
2.648% due 11/25/2036	5,272	3,734
2.655% due 03/25/2036 ^	567	424
2.691% due 11/25/2036	359	270
2.790% due 09/25/2035	1,572	1,384
4.382% due 11/25/2036 ^	362	278
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,712	1,730
5.500% due 07/25/2037	3,238	2,952
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	166	163

2.500% due 10/25/2035		1,496	1,480
2.530% due 05/25/2035		1,286	1,272
2.610% due 08/25/2035		236	135
2.623% due 03/25/2034		62	62
2.764% due 09/25/2037 ^		1,279	1,086
4.461% due 09/25/2037 ^		795	689
5.354% due 04/25/2037		832	743
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		1,945	1,668
6.000% due 06/25/2037		242	207
Countrywide Alternative Loan Trust
0.272% due 06/25/2036		9,319	7,929
0.348% due 12/20/2046		2,875	2,225
0.363% due 07/20/2046 ^		1,201	827
0.382% due 08/25/2046		45	26
0.433% due 09/20/2046		483	153
0.483% due 11/20/2035		433	361
1.123% due 12/25/2035		384	303
2.664% due 02/25/2037 ^		2,499	2,236
4.867% due 10/25/2035 ^		179	151
5.500% due 11/25/2035 ^		2,156	1,996
5.500% due 12/25/2035		1,544	1,398
5.500% due 01/25/2036		632	545
5.750% due 02/25/2035		1,450	1,410
5.750% due 03/25/2037 ^		321	272
6.000% due 02/25/2037 ^		5,135	3,987
6.000% due 02/25/2037		782	619
6.250% due 11/25/2036 ^		2,435	2,233
6.250% due 12/25/2036 ^		1,115	934
6.250% due 08/25/2037 ^		7,839	6,492
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035		176	151
0.452% due 04/25/2046 ^		171	83
2.452% due 07/20/2034		470	474
2.497% due 10/19/2032		5	5
2.509% due 04/20/2035		416	424
2.692% due 02/25/2034		700	702
5.000% due 04/25/2035		328	336
5.500% due 01/25/2035		777	822
5.500% due 09/25/2035 ^		1,090	1,075
5.500% due 12/25/2035 ^		1,098	1,037
6.000% due 05/25/2036 ^		531	496
6.000% due 01/25/2037		11,119	10,192
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		282	255
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		415	452
6.051% due 09/15/2039		16,000	17,634
Credit Suisse First Boston Mortgage Securities Corp.
2.227% due 06/25/2033		418	419
6.000% due 01/25/2036		2,153	1,629
Credit Suisse Mortgage Capital Certificates
2.624% due 02/26/2036		1,646	1,590
2.659% due 09/26/2047		1,652	1,640
Credit Suisse Mortgage-Backed Trust
6.172% due 06/25/2036 ^		608	400
Deutsche ALT-A Securities, Inc.
0.332% due 06/25/2037 ^		2,675	2,157
4.909% due 10/25/2035		258	224
5.500% due 12/25/2035 ^		453	390
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		390	286
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
1.252% due 07/27/2045		1,100	1,098
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.895% due 06/28/2047		79	79
EMF-NL Prime BV
1.127% due 04/17/2041	EUR	1,823	2,232
First Horizon Asset Securities, Inc.
5.011% due 02/25/2036		$705	690
First Horizon Mortgage Pass-Through Trust
2.554% due 02/25/2035		744	748
5.750% due 02/25/2036 ^		364	357
5.750% due 05/25/2037 ^		2,310	2,103
General Electric Capital Assurance Co.
5.254% due 05/12/2035		138	142
GMAC Mortgage Corp. Loan Trust
2.931% due 11/19/2035		361	352
2.944% due 04/19/2036		165	150
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045		77	61
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		633	625
GSR Mortgage Loan Trust
2.090% due 06/25/2034		216	217
2.555% due 11/25/2035 ^		218	187

2.591% due 05/25/2034		867	876
2.613% due 05/25/2035		897	840
2.626% due 11/25/2035		2,638	2,600
2.652% due 09/25/2035		166	169
2.657% due 01/25/2036 ^		309	293
6.000% due 02/25/2036 ^		4,679	4,120
6.000% due 03/25/2037		799	738
6.000% due 05/25/2037		328	313
HarborView Mortgage Loan Trust
0.345% due 09/19/2037		1,040	847
0.345% due 01/19/2038		1,312	1,141
4.901% due 06/19/2036 ^		343	244
HomeBanc Mortgage Trust
0.412% due 01/25/2036		899	773
5.312% due 04/25/2037 ^		276	228
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035		106	99
0.422% due 06/25/2037 ^		337	168
2.342% due 07/25/2037		210	135
2.727% due 08/25/2036		138	99
2.794% due 06/25/2036		707	549
JPMorgan Alternative Loan Trust
0.260% due 09/25/2036 ^		1,464	1,270
0.292% due 03/25/2037		1,531	1,127
JPMorgan Mortgage Trust
2.179% due 07/27/2037		2,732	2,360
2.558% due 07/25/2035		191	193
2.646% due 04/25/2035		2,802	2,852
2.745% due 08/25/2035 ^		1,338	1,289
5.223% due 06/25/2037 ^		4,635	4,259
5.240% due 07/25/2035		252	258
5.269% due 04/25/2036		197	182
5.750% due 01/25/2036 ^		627	585
JPMorgan Resecuritization Trust
0.652% due 06/26/2036		1,056	1,046
0.652% due 03/26/2037		1,496	1,457
LB Mortgage Trust
8.526% due 01/20/2017		27	27
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,841
5.424% due 02/15/2040		733	801
5.866% due 09/15/2045		528	594
Lehman XS Trust
0.312% due 03/25/2047		1,168	881
0.332% due 07/25/2037		1,059	740
MASTR Adjustable Rate Mortgages Trust
0.392% due 05/25/2037		229	160
0.492% due 05/25/2047 ^		432	138
0.863% due 01/25/2047 ^		1,494	963
2.541% due 08/25/2034		74	74
2.707% due 11/25/2033		48	48
MASTR Alternative Loan Trust
0.552% due 03/25/2036		669	206
Merrill Lynch Alternative Note Asset Trust
2.705% due 06/25/2037 ^		321	214
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		3,137	2,902
1.572% due 10/25/2035		1,397	1,384
2.666% due 05/25/2034		528	526
2.804% due 11/25/2035		338	335
5.394% due 12/25/2035		2,549	2,430
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	834
6.079% due 08/12/2049		300	334
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,200	1,325
5.773% due 04/12/2049		521	522
6.105% due 06/11/2049		3,331	3,691
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		87	83
2.326% due 07/25/2035		5,625	5,155
2.902% due 11/25/2037		1,930	1,566
6.000% due 10/25/2037 ^		8,441	6,912
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		287	293
Opera Germany PLC
0.547% due 10/20/2014	EUR	841	1,148
Prime Mortgage Trust
0.652% due 02/25/2035		$972	918
RBSGC Structured Trust
5.500% due 11/25/2035		7,568	6,726
RBSSP Resecuritization Trust
0.472% due 03/26/2037		2,215	2,168
0.652% due 09/26/2034		848	785
0.652% due 03/26/2036		825	804
0.652% due 04/26/2037		804	751

Residential Accredit Loans, Inc. Trust
0.252% due 05/25/2037	788	577
0.342% due 07/25/2036	378	299
0.352% due 12/25/2046 ^	473	225
0.382% due 05/25/2037 ^	226	56
2.985% due 03/25/2035 ^	845	709
3.136% due 02/25/2035	245	201
3.588% due 02/25/2036 ^	228	167
6.000% due 06/25/2036	270	221
6.000% due 05/25/2037	214	174
6.500% due 07/25/2036	1,008	844
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	1,498	828
6.000% due 02/25/2036	650	519
6.250% due 09/25/2037	2,856	1,983
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^	419	354
3.224% due 02/25/2036 ^	1,185	1,068
6.000% due 10/25/2036	1,319	1,171
Salomon Brothers Mortgage Securities, Inc.
0.652% due 05/25/2032	25	23
Structured Adjustable Rate Mortgage Loan Trust
0.352% due 04/25/2047	1,448	1,057
2.488% due 01/25/2035	626	591
2.557% due 01/25/2036 ^	21	20
2.580% due 09/25/2035	6,170	5,630
2.670% due 09/25/2036 ^	2,543	1,635
4.900% due 03/25/2036 ^	193	165
5.040% due 05/25/2036	7,900	7,439
Structured Asset Mortgage Investments Trust
0.372% due 05/25/2036	2,256	1,703
0.412% due 05/25/2046 ^	146	30
0.815% due 09/19/2032	58	57
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	2	2
2.346% due 06/25/2033	519	525
6.000% due 11/25/2034	855	873
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	507	512
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	1,256	1,248
Wachovia Mortgage Loan Trust LLC
2.620% due 08/20/2035	1,794	1,655
5.439% due 10/20/2035	215	214
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045	1,812	1,709
0.422% due 12/25/2045	1,581	1,496
0.472% due 08/25/2045	1,455	1,395
0.823% due 02/25/2047	1,135	944
0.873% due 06/25/2047 ^	344	151
0.933% due 12/25/2046	522	483
1.003% due 10/25/2046	2,026	1,697
1.123% due 02/25/2046	702	665
1.123% due 08/25/2046	4,709	4,204
1.323% due 11/25/2042	4	4
1.523% due 06/25/2042	8	8
1.523% due 08/25/2042	9	9
1.932% due 02/27/2034	66	66
2.201% due 07/25/2046	1,392	1,273
2.201% due 10/25/2046	388	358
2.344% due 09/25/2036 ^	800	724
2.380% due 02/25/2037 ^	908	811
2.417% due 09/25/2033	8,810	9,018
4.087% due 12/25/2036 ^	894	821
Washington Mutual Mortgage Pass-Through Certificates Trust
0.392% due 01/25/2047 ^	1,046	696
0.883% due 04/25/2047 ^	51	2
0.893% due 04/25/2047 ^	330	68
0.963% due 05/25/2047 ^	312	30
2.027% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	373	322
2.491% due 09/25/2033	191	194
2.592% due 07/25/2036 ^	926	852
2.612% due 07/25/2036 ^	345	339
2.613% due 04/25/2035	273	278
2.613% due 03/25/2036	2,589	2,600
2.613% due 05/25/2036 ^	680	638
2.614% due 06/25/2035	1,069	1,085
2.615% due 12/25/2034	318	327
2.615% due 10/25/2035	1,010	1,018
2.615% due 04/25/2036	163	159
2.623% due 04/25/2035	1,116	1,158
5.500% due 03/25/2036	3,736	3,886
5.750% due 05/25/2036	1,645	1,654
6.000% due 04/25/2037	1,689	1,692
6.118% due 11/25/2037 ^	2,183	2,029

Total Mortgage-Backed Securities (Cost $291,630)		314,705

ASSET-BACKED SECURITIES 2.3%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		1,370	1,311
ACE Securities Corp. Home Equity Loan Trust
0.452% due 02/25/2036		700	618
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		595	623
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,977	8,466
Argent Securities Trust
0.422% due 05/25/2036		774	294
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037		1,122	707
0.372% due 01/25/2037		4,803	3,044
Avoca CLO PLC
0.655% due 09/15/2021	EUR	3,248	4,434
Bear Stearns Asset-Backed Securities Trust
0.262% due 02/25/2037		$698	657
0.472% due 08/25/2036		5,051	5,005
0.642% due 09/25/2035		1,000	766
0.952% due 10/27/2032		36	34
1.152% due 10/25/2037		389	364
1.352% due 10/25/2034		300	300
1.402% due 08/25/2037		1,937	1,721
Carrington Mortgage Loan Trust
0.612% due 06/25/2035		1,500	1,382
CIT Education Loan Trust
0.351% due 03/15/2026		3,042	3,024
Citigroup Mortgage Loan Trust, Inc.
0.402% due 08/25/2036		3,000	1,974
Countrywide Asset-Backed Certificates
0.302% due 02/25/2037		2,150	1,940
0.310% due 09/25/2046		232	188
0.322% due 06/25/2047		1,876	1,669
0.332% due 07/25/2036		750	735
0.332% due 06/25/2047		2,100	1,850
0.400% due 04/25/2036		652	640
0.502% due 04/25/2036		925	909
0.537% due 11/25/2035		904	859
5.046% due 04/25/2036		1,877	1,621
5.255% due 07/25/2036		1,300	1,094
5.322% due 08/25/2035		1,000	926
5.826% due 10/25/2046		3,136	2,904
Denver Arena Trust
6.940% due 11/15/2019		35	35
EFS Volunteer LLC
1.030% due 07/26/2027		19,959	20,152
Fieldstone Mortgage Investment Trust
0.312% due 11/25/2036		1,715	1,004
First Franklin Mortgage Loan Trust
0.292% due 09/25/2036		275	246
0.392% due 10/25/2036		2,000	1,455
1.425% due 07/25/2034		1,000	855
First NLC Trust
0.292% due 08/25/2037		259	140
0.432% due 08/25/2037		172	95
Franklin CLO Ltd.
0.491% due 06/15/2018		2,894	2,875
Fremont Home Loan Trust
0.302% due 10/25/2036		491	257
GSAA Home Equity Trust
0.322% due 09/25/2036		1,961	1,075
0.450% due 03/25/2037		441	276
0.452% due 05/25/2047		520	376
GSAMP Trust
0.302% due 08/25/2036		1,493	1,128
Home Equity Asset Trust
0.432% due 08/25/2036		1,000	843
Home Equity Mortgage Loan Asset-Backed Trust
0.392% due 11/25/2036		2,000	1,119
JCP&L Transition Funding LLC
6.160% due 06/05/2019		567	614
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		72	70
0.300% due 07/25/2036		1,840	930
Long Beach Mortgage Loan Trust
0.532% due 08/25/2045		1,000	938
MASTR Specialized Loan Trust
0.902% due 11/25/2035		200	151
Merrill Lynch Mortgage Investors Trust
0.222% due 04/25/2047		2,127	1,289
0.412% due 03/25/2037		2,500	1,353

0.462% due 12/25/2036		3,300	3,032
0.472% due 03/25/2037		1,000	545
Morgan Stanley ABS Capital, Inc. Trust
0.242% due 01/25/2037		879	514
0.252% due 09/25/2036		9	5
0.292% due 10/25/2036		3,118	1,885
0.372% due 10/25/2036		1,890	1,154
Morgan Stanley Home Equity Loan Trust
0.502% due 04/25/2037		287	178
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037		398	226
5.726% due 10/25/2036 ^		360	230
Morgan Stanley Structured Trust
0.232% due 06/25/2037		122	120
Moselle CLO S.A.
0.569% due 01/06/2020	EUR	827	1,133
Nelnet Student Loan Trust
0.952% due 12/27/2039		$2,239	2,277
New Century Home Equity Loan Trust
0.432% due 10/25/2035		512	504
0.482% due 02/25/2036		1,400	1,258
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.532% due 12/25/2035		2,000	1,698
Option One Mortgage Loan Trust
0.372% due 01/25/2037		683	403
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		976	561
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036		981	935
0.312% due 06/25/2036		1,069	1,014
0.602% due 09/25/2035		2,000	1,946
1.247% due 03/25/2035		852	700
Rise Ltd.
4.750% due 02/15/2039 (e)		6,854	6,976
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		247	90
0.442% due 11/25/2035		800	733
SG Mortgage Securities Trust
0.362% due 10/25/2036		2,000	1,075
SLM Private Education Loan Trust
1.552% due 08/15/2025		3,069	3,111
Soundview Home Loan Trust
0.412% due 02/25/2037		1,834	908
Specialty Underwriting & Residential Finance Trust
0.450% due 12/25/2036		1,500	1,160
Structured Asset Investment Loan Trust
0.302% due 09/25/2036		632	506
0.312% due 05/25/2036		1,022	747
Structured Asset Securities Corp. Mortgage Loan Trust
0.522% due 04/25/2036		100	85
1.651% due 04/25/2035		225	219
Venture CDO Ltd.
0.458% due 01/20/2022		2,022	1,998

Total Asset-Backed Securities (Cost $116,042)			125,261

SOVEREIGN ISSUES 7.8%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,100	1,542
4.750% due 06/04/2018		500	761
Autonomous Community of Madrid
4.200% due 09/24/2014		16,500	22,795
Autonomous Community of Valencia
3.250% due 07/06/2015		950	1,330
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	3,806
5.500% due 07/12/2020		$400	435
6.369% due 06/16/2018		1,000	1,128
6.500% due 06/10/2019		1,000	1,130
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	1,200	498
Colombia Government International Bond
8.125% due 05/21/2024		$6,500	8,775
11.750% due 02/25/2020		725	1,053
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,983
9.995% due 08/01/2020		500	646
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	419,000	3,997
4.500% due 07/03/2017		380,000	3,602
Indonesia Government International Bond
5.875% due 03/13/2020		$27,200	30,328
6.875% due 03/09/2017		11,300	12,755
6.875% due 01/17/2018		4,500	5,169
7.250% due 04/20/2015		500	526
7.500% due 01/15/2016		100	110

8.500% due 10/12/2035		3,800	5,063
11.625% due 03/04/2019		6,900	9,418
Kommunalbanken A/S
2.375% due 01/19/2016		1,700	1,752
Mexico Government International Bond
7.750% due 05/29/2031	MXN	655,500	57,903
Morocco Government International Bond
4.250% due 12/11/2022		$12,100	12,176
4.500% due 10/05/2020	EUR	2,200	3,272
Panama Government International Bond
6.700% due 01/26/2036		$8,800	10,899
7.125% due 01/29/2026		1,000	1,278
8.875% due 09/30/2027		2,700	3,881
Peru Government International Bond
7.125% due 03/30/2019		500	611
8.750% due 11/21/2033		9,600	14,659
Philippines Government International Bond
4.200% due 01/21/2024		4,967	5,259
Poland Government International Bond
6.375% due 07/15/2019		250	297
Qatar Government International Bond
5.250% due 01/20/2020		3,500	3,994
6.400% due 01/20/2040		2,900	3,592
Russia Government International Bond
12.750% due 06/24/2028		400	696
Slovenia Government International Bond
4.125% due 02/18/2019		2,500	2,640
4.700% due 11/01/2016	EUR	23,000	34,145
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	73,100	6,990
Turkey Government International Bond
5.750% due 03/22/2024		$30,800	33,803
6.250% due 09/26/2022		16,545	18,684
7.375% due 02/05/2025		18,300	22,280
7.500% due 11/07/2019		4,100	4,871
Uruguay Government International Bond
4.500% due 08/14/2024		7,834	8,331
7.625% due 03/21/2036		1,100	1,482
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,904
7.650% due 04/21/2025		2,700	2,092
7.750% due 10/13/2019		1,300	1,125
8.250% due 10/13/2024		13,300	10,673
9.250% due 05/07/2028		9,800	8,232
9.375% due 01/13/2034		14,650	12,343
Vietnam Government International Bond
4.000% due 03/12/2028		9,500	8,728
6.875% due 01/15/2016		3,000	3,225

Total Sovereign Issues (Cost $403,031)			422,667

	SHARES
COMMON STOCKS 3.0%
CONSUMER DISCRETIONARY 0.7%
Melco Crown Entertainment Ltd. - ADR		521,525	18,624
Wynn Resorts Ltd.		83,166	17,262

			35,886

ENERGY 1.5%
Cheniere Energy Partners LP Holdings LLC		608,329	15,111
Energy Transfer Equity LP		274,000	16,149
Halliburton Co.		216,416	15,368
ONEOK, Inc.		221,000	15,046
Seadrill Ltd.		231,000	9,228
Seadrill Partners LLC		319,000	10,578

			81,480

FINANCIALS 0.5%
Barclays PLC		6,800,000	24,765
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

			24,765

INDUSTRIALS 0.2%
USG Corp. (b)		460,370	13,871

UTILITIES 0.1%
ONE Gas, Inc.		138,334	5,222

Total Common Stocks (Cost $146,730)			161,224

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/30/2014 (d)	3,000	3,023

Total Preferred Securities (Cost $2,824)		3,023

REAL ESTATE INVESTMENT TRUSTS 0.8%
FINANCIALS 0.8%
American Realty Capital Properties, Inc.	2,237,603	28,037
Gaming and Leisure Properties, Inc.	404,000	13,724

Total Real Estate Investment Trusts (Cost $42,787)		41,761

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (f) 0.2%		10,100

U.S. TREASURY BILLS 1.5%
0.049% due 07/24/2014 - 12/26/2014 (c)(j)(l)	$81,062	81,055

Total Short-Term Instruments (Cost $91,152)		91,155

Total Investments in Securities (Cost $4,662,079)		4,858,892

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio	14,337,062	143,457
PIMCO Short-Term Floating NAV Portfolio III	1,051,071	10,502

Total Short-Term Instruments (Cost $153,951)		153,959

Total Investments in Affiliates (Cost $153,951)		153,959

Total Investments 92.6% (Cost $4,816,030)		$5,012,851
Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $(13,972))		8,823
Other Assets and Liabilities, net 7.2%		388,953

Net Assets 100.0%		$5,410,627

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$6,906	$6,976	0.13%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$10,100	U.S. Treasury Notes 1.625% due 06/30/2019	$(10,304)	$10,100	$10,100

Total Repurchase Agreements						$(10,304)	$10,100	$10,100

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	05/08/2014	05/07/2016	$(1,377)	$(1,374)

Total Reverse Repurchase Agreements					$(1,374)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,377 at a weighted average interest rate of (1.500%).

(g)	Securities with an aggregate market value of $3,910 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $1,424 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,000	$1,516	$150	$0
90-Day Eurodollar June Futures	Long	06/2015	654	686	16	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	344	(170)	12	(12)
FTSE China A50 Index July Futures	Long	07/2014	2,015	92	81	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	344	290	0	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	543	(63)	38	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	1,361	(598)	106	0

Total Futures Contracts				$1,753	$403	$(12)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$12,700	$1,206	$84	$0	$(26)
CDX.EM-21 5-Year Index	5.000%	06/20/2019	357,600	42,986	8,842	0	(287)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	48,100	964	133	0	(22)

				$45,156	$9,059	$0	$(335)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	39,950	$1,247	$1,243	$65	$0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022		61,600	3,231	3,204	171	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		45,000	1,335	1,605	138	0
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	22,656	16,596	0	(2)
Pay	6-Month EUR-EURIBOR	2.000%	09/17/2024		60,000	3,980	1,904	0	(67)

						$32,449	$24,552	$374	$(69)

Total Swap Agreements						$77,605	$33,611	$374	$(404)

(j)	Securities with an aggregate market value of $75,540 and cash of $3,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	GBP	109,361		$183,945	$0	$(3,215)
	08/2014	EUR	1,985		2,703	0	(15)
	08/2014		$1,277	AUD	1,361	3	0
BPS	07/2014	AUD	18,077		$16,690	0	(355)
	07/2014	EUR	387,785		528,901	0	(2,094)
BRC	07/2014	GBP	8,045		13,652	0	(116)
	07/2014	JPY	758,500		7,393	0	(94)
	07/2014		$1,138	EUR	836	6	0
	07/2014		1,028	PLN	3,132	1	0
	07/2014		944	TRY	2,000	0	(3)
	08/2014		10,014	GBP	5,884	53	0
CBK	07/2014	EUR	3,786		$5,177	0	(7)
DUB	07/2014		3,226		4,371	0	(47)
	07/2014	GBP	597		1,002	0	(20)
	07/2014		$17,051	AUD	18,077	0	(5)
	07/2014		547,394	EUR	402,762	4,108	0
	07/2014		217,199	GBP	127,802	1,521	0
	08/2014	AUD	18,077		$17,009	5	0
	08/2014	EUR	402,762		547,460	0	(4,112)
	08/2014	GBP	127,802		217,144	0	(1,518)
	08/2014	IDR	16,400,922		1,429	54	0
FBF	07/2014		16,480,298		1,439	52	0
GLM	08/2014	EUR	2,939		4,001	0	(24)
	08/2014	MXN	573,788		43,560	0	(505)
JPM	07/2014	BRL	59,062		26,816	85	0
	07/2014	EUR	22,649		30,705	0	(308)
	07/2014	GBP	9,799		16,627	0	(143)
	07/2014	JPY	1,046,100		10,271	0	(55)
	07/2014		$26,385	BRL	59,062	346	0
	07/2014		17,769	JPY	1,804,600	44	0
	08/2014	BRL	59,062		$26,145	0	(336)
	08/2014	JPY	1,804,600		17,773	0	(45)
	10/2014		$546	ZAR	5,941	3	0
	10/2014	ZAR	73,284		$6,678	0	(92)
RBC	07/2014		$18,725	EUR	13,848	237	0
UAG	07/2014	BRL	59,062		$26,236	0	(495)
	07/2014	IDR	22,930,458		1,976	45	0
	07/2014		$26,816	BRL	59,062	0	(85)
	07/2014		3,374	IDR	39,410,756	0	(56)
	07/2014		1,955	MXN	25,683	21	0
	08/2014		1,398	IDR	16,400,922	0	(23)

Total Forward Foreign Currency Contracts						$6,584	$(13,768)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014		$1,600	$(5)	$(3)
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	38,000	(129)	(16)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		41,900	(139)	(32)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		10,200	(31)	(6)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		21,000	(64)	(16)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		12,750	(45)	(5)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		41,700	(140)	(32)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		16,100	(59)	(7)

							$(612)	$(117)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	99.000	08/15/2014	$75,700	$(399)	$(125)
DUB	Put - OTC USD versus JPY		99.000	09/11/2014	40,200	(135)	(128)
FBF	Put - OTC USD versus JPY		100.150	09/03/2014	14,100	(74)	(74)
HUS	Call - OTC USD versus INR	INR	62.909	09/17/2014	27,600	(232)	(117)
UAG	Call - OTC USD versus INR		60.850	08/20/2014	34,000	(282)	(281)
	Call - OTC USD versus INR		60.900	08/25/2014	34,000	(285)	(301)
	Call - OTC USD versus INR		62.600	09/17/2014	27,600	(232)	(138)

						$(1,639)	$(1,164)

Total Written Options						$(2,251)	$(1,281)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%)	06/20/2017	0.912%	$5,000	$0	$46	$46	$0
	Con-way, Inc.	(1.834%)	03/20/2018	0.896%	5,000	0	(174)	0	(174)
	Springleaf Finance Corp.	(1.370%)	12/20/2017	1.907%	2,500	0	43	43	0
BRC	FBG Finance Ltd.	(1.600%)	06/20/2015	0.078%	1,000	0	(16)	0	(16)
	Marsh & McLennan Cos., Inc.	(0.760%)	09/20/2015	0.050%	5,000	0	(45)	0	(45)
	Turkey Government International Bond	(1.000%)	03/20/2019	1.632%	22,400	1,421	(793)	628	0
CBK	Turkey Government International Bond	(1.000%)	03/20/2019	1.632%	17,400	1,184	(696)	488	0
GST	L Brands, Inc.	(2.410%)	09/20/2017	0.796%	2,000	0	(104)	0	(104)
	Turkey Government International Bond	(1.000%)	03/20/2019	1.632%	4,400	310	(187)	123	0
RYL	Springleaf Finance Corp.	(1.300%)	12/20/2017	1.907%	2,500	0	49	49	0
UAG	CSX Corp.	(0.880%)	06/20/2017	0.102%	5,000	0	(117)	0	(117)

						$2,915	$(1,994)	$1,377	$(456)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.259%		$1,200	$2	$0	$2	$0
	China Government International Bond	1.000%	09/20/2016	0.258%		3,100	16	36	52	0
	El Paso LLC	5.000%	09/20/2014	0.399%		400	(30)	35	5	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.579%		4,000	716	60	776	0
	Lafarge S.A.	1.000%	03/20/2018	0.755%	EUR	12,400	(1,102)	1,260	158	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		$25,550	(95)	612	517	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%		1,500	28	102	130	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.739%		2,000	(12)	205	193	0
	Russia Government International Bond	1.000%	09/20/2014	0.794%		3,800	8	(5)	3	0
	Russia Government International Bond	1.000%	03/20/2018	1.441%		27,600	(609)	179	0	(430)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		24,000	(689)	1,119	430	0
BPS	Brazil Government International Bond	1.000%	03/20/2018	1.051%		3,700	(45)	39	0	(6)
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		7,700	(103)	72	0	(31)
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.229%	EUR	7,700	859	610	1,469	0
	Lafarge S.A.	1.000%	03/20/2018	0.755%		2,100	(185)	212	27	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.739%		$2,300	(23)	245	222	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		6,850	(437)	383	0	(54)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		1,600	(45)	38	0	(7)
BRC	Ally Financial, Inc.	5.000%	03/20/2020	1.465%		5,340	906	99	1,005	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		8,800	(166)	130	0	(36)
	Brazil Government International Bond	1.000%	03/20/2023	1.895%		2,800	(151)	(37)	0	(188)
	China Government International Bond	1.000%	09/20/2016	0.258%		5,000	26	59	85	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.808%		300	21	9	30	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.579%		3,600	656	42	698	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	0.754%		1,500	282	52	334	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.073%		22,200	(2,654)	1,028	0	(1,626)
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.229%	EUR	1,000	105	86	191	0
	Lafarge S.A.	1.000%	03/20/2018	0.755%		1,000	(88)	101	13	0
	Philippines Government International Bond	1.000%	06/20/2021	1.238%		$600	(17)	8	0	(9)
	Schaeffler Finance BV	5.000%	03/20/2018	1.331%	EUR	15,400	1,308	1,542	2,850	0
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.750%		$800	55	71	126	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.808%		400	24	42	66	0
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		3,360	(123)	109	0	(14)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%		360	(13)	11	0	(2)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		26,000	(735)	1,201	466	0
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.350%		500	(55)	61	6	0
CBK	Brazil Government International Bond	1.000%	06/20/2018	1.112%		27,200	(344)	235	0	(109)
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		51,900	(1,308)	775	0	(533)
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		600	(15)	18	3	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.073%		16,800	(2,036)	806	0	(1,230)
	Indonesia Government International Bond	1.000%	06/20/2023	2.157%		5,700	(524)	34	0	(490)
	Italy Government International Bond	1.000%	12/20/2016	0.594%		80,700	(1,012)	1,846	834	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		14,075	(49)	334	285	0
	Philippines Government International Bond	1.000%	09/20/2015	0.137%		4,900	(110)	164	54	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		2,200	(101)	84	0	(17)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		2,350	(116)	93	0	(23)
	Russia Government International Bond	1.000%	03/20/2018	1.441%		35,000	(348)	(197)	0	(545)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		1,300	(35)	29	0	(6)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%		1,050	(18)	11	0	(7)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.350%		2,100	(234)	259	25	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		3,200	27	5	32	0
	United Kingdom Gilt	1.000%	06/20/2016	0.055%		5,800	72	39	111	0
DUB	Brazil Government International Bond	1.000%	06/20/2018	1.112%		9,400	(146)	108	0	(38)
	Export-Import Bank of China	1.000%	09/20/2017	0.739%		500	(19)	24	5	0
	France Government Bond	0.250%	09/20/2015	0.076%		700	(26)	27	1	0
	France Government Bond	0.250%	03/20/2016	0.108%		7,200	(256)	274	18	0
	Gazprom OAO Via Gaz Capital S.A.	1.490%	09/20/2017	1.958%		5,000	0	(51)	0	(51)
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		51,586	(2,339)	1,589	0	(750)
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%		600	9	43	52	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		3,400	(211)	184	0	(27)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		1,125	(66)	55	0	(11)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		1,320	(46)	41	0	(5)
FBF	Citigroup, Inc.	1.000%	03/20/2018	0.491%		9,600	(37)	220	183	0
	El Paso LLC	5.000%	09/20/2014	0.399%		6,300	(466)	541	75	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		800	(20)	24	4	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.362%		1,000	(15)	62	47	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%		2,400	39	169	208	0
	Russia Government International Bond	1.000%	09/20/2017	1.320%		2,900	(106)	78	0	(28)
	South Africa Government International Bond	1.000%	12/20/2020	1.990%		2,150	(83)	(41)	0	(124)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.350%		2,400	(270)	299	29	0
	United Kingdom Gilt	1.000%	09/20/2015	0.038%		2,300	24	4	28	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.142%		1,000	(110)	305	195	0
GST	AES Corp.	5.000%	12/20/2018	1.644%		8,300	1,036	162	1,198	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.184%		4,100	(133)	233	100	0
	Bank of America Corp.	1.000%	03/20/2018	0.490%		40,000	(421)	1,181	760	0
	Brazil Government International Bond	1.000%	09/20/2014	0.259%		1,100	1	1	2	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		32,000	(590)	461	0	(129)
	Community Health Systems, Inc.	5.000%	06/20/2019	2.808%		1,600	131	31	162	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		800	(26)	30	4	0
	France Government Bond	0.250%	03/20/2016	0.108%		6,800	(227)	245	18	0
	Frontier Communications Corp.	5.000%	06/20/2019	2.661%		125	(14)	27	13	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.805%		4,000	(657)	701	44	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		32,000	(1,339)	1,554	215	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	0.961%		1,000	0	61	61	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%		9,000	186	595	781	0
	NRG Energy, Inc.	5.000%	09/20/2017	1.326%		4,200	(200)	693	493	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		2,725	(142)	121	0	(21)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		30,000	(1,233)	940	0	(293)

	South Africa Government International Bond	1.000%	09/20/2017	1.220%	675	(19)	15	0	(4)
	South Africa Government International Bond	1.000%	03/20/2020	1.872%	15,000	(922)	233	0	(689)
	Spain Government International Bond	1.000%	12/20/2016	0.387%	75,000	(203)	1,363	1,160	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.142%	4,150	(457)	1,264	807	0
HUS	Brazil Government International Bond	1.000%	06/20/2018	1.112%	30,100	(428)	307	0	(121)
	Brazil Government International Bond	1.000%	03/20/2023	1.895%	50	(3)	0	0	(3)
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	1,700	9	13	22	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	900	(7)	22	15	0
	Italy Government International Bond	1.000%	12/20/2016	0.594%	11,000	(135)	248	113	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	1,000	(2)	17	15	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	18,375	(999)	854	0	(145)
	Russia Government International Bond	1.000%	09/20/2017	1.320%	650	(41)	35	0	(6)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	13,085	(437)	382	0	(55)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%	2,131	(40)	26	0	(14)
	South Africa Government International Bond	1.000%	03/20/2023	2.241%	750	(78)	9	0	(69)
	Spain Government International Bond	1.000%	12/20/2016	0.387%	10,300	(31)	190	159	0
JPM	Brazil Government International Bond	1.000%	12/20/2017	0.983%	8,050	0	7	7	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	9,100	(162)	126	0	(36)
	France Government Bond	0.250%	09/20/2015	0.076%	1,000	(35)	37	2	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%	18,000	(753)	874	121	0
	Philippines Government International Bond	1.000%	09/20/2017	0.461%	1,160	(23)	43	20	0
	Philippines Government International Bond	1.000%	06/20/2021	1.238%	36,000	(866)	329	0	(537)
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	1,000	(2)	17	15	0
MYC	Brazil Government International Bond	1.000%	09/20/2017	0.904%	1,160	(20)	24	4	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	29,500	(506)	387	0	(119)
	China Government International Bond	1.000%	09/20/2016	0.258%	8,300	41	99	140	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.107%	1,000	(7)	25	18	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.579%	6,500	1,170	90	1,260	0
	France Government Bond	0.250%	09/20/2016	0.126%	4,300	(203)	215	12	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.739%	4,800	(29)	491	462	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	4,100	(141)	152	11	0
	Philippines Government International Bond	2.440%	09/20/2017	0.461%	300	0	19	19	0
	South Africa Government International Bond	1.000%	12/20/2020	1.990%	4,500	(147)	(114)	0	(261)
UAG	Brazil Government International Bond	1.000%	09/20/2017	0.904%	499	(14)	16	2	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%	300	(10)	11	1	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.362%	500	(8)	32	24	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%	1,000	19	68	87	0
	Philippines Government International Bond	1.000%	09/20/2017	0.461%	709	(20)	33	13	0
	Qatar Government International Bond	1.000%	12/20/2014	0.135%	2,100	(30)	39	9	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	2,800	(176)	154	0	(22)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	1,305	(39)	33	0	(6)
	Sprint Communications, Inc.	1.000%	09/20/2017	1.278%	3,100	(469)	443	0	(26)
	Sprint Communications, Inc.	1.000%	06/20/2019	2.446%	3,400	(615)	390	0	(225)

						$(23,126)	$34,360	$20,412	$(9,178)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$7,100	$886	$(257)	$629	$0
DUB	CDX.EM-17 5-Year Index	5.000%	06/20/2017	9,900	1,341	(599)	742	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	500	41	8	49	0
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	1,800	247	(112)	135	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	500	40	8	48	0
HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	11,350	990	107	1,097	0
JPM	CDX.EM-17 5-Year Index	5.000%	06/20/2017	11,000	1,226	(401)	825	0
MYC	CDX.EM-17 5-Year Index	5.000%	06/20/2017	12,915	1,744	(775)	969	0
UAG	CDX.EM-18 5-Year Index	5.000%	12/20/2017	3,135	439	(164)	275	0

					$6,954	$(2,185)	$4,769	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	38,800	$(19)	$(1,099)	$0	$(1,118)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		49,400	(185)	(1,332)	0	(1,517)

							$(204)	$(2,431)	$0	$(2,635)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	11,491	Not Applicable, Fully Funded	02/11/2015	$1,740	$1,740	$898	$2,638	$0

Total Swap Agreements							$(11,721)	$28,648	$29,196	$(12,269)

(l)	Securities with an aggregate market value of $5,515 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$200,728	$992	$201,720
Corporate Bonds & Notes
Banking & Finance	0	1,256,079	2,670	1,258,749
Industrials	0	1,347,998	28,481	1,376,479
Utilities	0	842,538	6,053	848,591
U.S. Government Agencies	0	13,053	504	13,557
Mortgage-Backed Securities	0	313,425	1,280	314,705
Asset-Backed Securities	0	109,819	15,442	125,261
Sovereign Issues	0	422,667	0	422,667
Common Stocks
Consumer Discretionary	35,886	0	0	35,886
Energy	81,480	0	0	81,480
Financials	24,765	0	0	24,765
Industrials	13,871	0	0	13,871
Utilities	5,222	0	0	5,222
Preferred Securities
Banking & Finance	0	3,023	0	3,023
Real Estate Investment Trusts
Financials	41,761	0	0	41,761
Short-Term Instruments
Repurchase Agreements	0	10,100	0	10,100
U.S. Treasury Bills	0	81,055	0	81,055
	$202,985	$4,600,485	$55,422	$4,858,892

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153,959	$0	$0	$153,959
Total Investments	$356,944	$4,600,485	$55,422	$5,012,851

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	403	374	0	777
Over the counter	0	33,142	2,638	35,780
	$403	$33,516	$2,638	$36,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(404)	0	(416)
Over the counter	0	(27,318)	0	(27,318)
	$(12)	$(27,722)	$0	$(27,734)

Totals	$357,335	$4,606,279	$58,060	$5,021,674

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$983	$0	$46	$0	$(37)	$0	$0	$992	$(37)
Corporate Bonds & Notes
Banking & Finance	42,439	14,280	(652)	(6)	(15)	804	0	(54,180)	2,670	(11)
Industrials	36,444	0	(5,546)	(28)	482	(749)	0	(2,122)	28,481	102
Utilities	3,925	0	(153)	0	0	(5)	2,414	(128)	6,053	29
U.S. Government Agencies	504	0	0	(2)	0	2	0	0	504	1
Mortgage-Backed Securities	0	1,291	(10)	0	0	(1)	0	0	1,280	(1)
Asset-Backed Securities	15,165	(146)	0	8	0	415	0	0	15,442	416

	$98,477	$16,408	$(6,361)	$18	$467	$429	$2,414	$(56,430)	$55,422	$499
Financial Derivative Instruments - Assets
Over the counter	$1,780	$0	$0	$0	$0	$858	$0	$0	$2,638	$858

Totals	$100,257	$16,408	$(6,361)	$18	$467	$1,287	$2,414	$(56,430)	$58,060	$1,357

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$992	Third Party Vendor	Broker Quote	83.00
Corporate Bonds & Notes
Banking & Finance	2,670	Benchmark Pricing	Base Price	93.75
Industrials	28,481	Third Party Vendor	Broker Quote	102.00 - 117.50
Utilities	3,639	Benchmark Pricing	Base Price	94.05
	2,414	Third Party Vendor	Broker Quote	109.99
U.S. Government Agencies	504	Third Party Vendor	Broker Quote	116.01
Mortgage-Backed Securities	1,280	Benchmark Pricing	Base Price	96.38 - 99.88
Asset-Backed Securities	15,442	Benchmark Pricing	Base Price	101.63 - 106.00
Financial Derivative Instruments - Assets
Over the counter	2,638	Other Valuation Techniques (3)	—	—

Total	$58,060

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.1%
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.650% due 05/02/2016		$3,350	$3,357

Total Bank Loan Obligations (Cost $3,344)			3,357

CORPORATE BONDS & NOTES 21.4%
BANKING & FINANCE 14.9%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		8,225	8,297
Ally Financial, Inc.
2.427% due 12/01/2014		12,930	12,984
2.750% due 01/30/2017		1,700	1,723
3.500% due 07/18/2016		6,200	6,409
3.500% due 01/27/2019		5,900	5,972
4.750% due 09/10/2018		1,400	1,489
5.500% due 02/15/2017		9,425	10,232
6.250% due 12/01/2017		3,000	3,360
8.300% due 02/12/2015		42,000	43,837
American Honda Finance Corp.
0.730% due 10/07/2016		6,110	6,160
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,510
Banco do Brasil S.A.
2.899% due 07/02/2014		1,500	1,500
3.875% due 10/10/2022		6,900	6,503
4.500% due 01/22/2015		3,675	3,751
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,841
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,900	1,986
4.500% due 04/06/2015		2,500	2,563
Banco Santander Chile
3.750% due 09/22/2015		3,400	3,506
Bank of America Corp.
0.487% due 10/14/2016		8,000	7,970
3.750% due 07/12/2016		6,100	6,420
6.500% due 08/01/2016		1,800	1,996
Bank of Montreal
2.850% due 06/09/2015		400	410
Bank of Nova Scotia
1.950% due 01/30/2017		200	205
Barclays Bank PLC
10.179% due 06/12/2021		20,000	27,774
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	740
6.500% due 03/10/2021		6,200	7,021
6.750% due 09/30/2022		7,400	8,473
7.250% due 04/22/2020		900	1,029
Bear Stearns Cos. LLC
6.400% due 10/02/2017		900	1,038
7.250% due 02/01/2018		10,700	12,743
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	7,298
CIT Group, Inc.
3.875% due 02/19/2019		$3,000	3,054
4.250% due 08/15/2017		5,900	6,169
4.750% due 02/15/2015		42,000	42,919
5.000% due 05/15/2017		1,400	1,495
5.250% due 03/15/2018		4,660	5,015
5.500% due 02/15/2019		12,400	13,477
Citigroup, Inc.
0.501% due 06/09/2016		12,300	12,194
0.904% due 11/15/2016		14,500	14,583
4.875% due 05/07/2015		4,795	4,966
5.000% due 09/15/2014		11,900	12,006
Commonwealth Bank of Australia
1.031% due 09/18/2015		2,700	2,724
Compass Bank
6.400% due 10/01/2017		7,000	7,795
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,800	4,629
Credit Agricole S.A.
1.081% due 10/03/2016		$6,900	6,942
8.375% due 10/13/2019 (d)		3,200	3,796

E*TRADE Financial Corp.
6.000% due 11/15/2017		1,400	1,463
6.750% due 06/01/2016		1,500	1,635
Eksportfinans ASA
2.000% due 09/15/2015		3,000	3,005
5.500% due 05/25/2016		6,300	6,725
Export-Import Bank of Korea
4.000% due 01/29/2021		8,100	8,628
5.875% due 01/14/2015		1,500	1,542
Fifth Third Bancorp
0.651% due 12/20/2016		1,300	1,292
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		6,900	6,911
2.750% due 05/15/2015		12,619	12,864
5.625% due 09/15/2015		9,400	9,947
8.700% due 10/01/2014		6,800	6,941
General Electric Capital Corp.
0.420% due 10/06/2015		1,500	1,501
0.421% due 12/29/2016		13,700	13,628
3.800% due 06/18/2019		300	319
General Motors Financial Co., Inc.
4.750% due 08/15/2017		6,200	6,611
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,850	8,417
Goldman Sachs Group, Inc.
0.628% due 07/22/2015		$6,600	6,603
GSPA Monetization Trust
6.422% due 10/09/2029		1,598	1,659
HBOS PLC
0.930% due 09/06/2017		6,435	6,412
0.934% due 09/30/2016		775	773
1.110% due 09/01/2016	EUR	100	137
6.750% due 05/21/2018		$1,300	1,500
HSBC Finance Corp.
6.676% due 01/15/2021		5,500	6,584
International Lease Finance Corp.
5.750% due 05/15/2016		9,050	9,712
6.500% due 09/01/2014		6,615	6,673
6.750% due 09/01/2016		4,700	5,223
8.625% due 09/15/2015		17,650	19,150
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,700	7,825
JPMorgan Chase & Co.
1.125% due 02/26/2016		6,350	6,382
3.150% due 07/05/2016		6,068	6,328
3.450% due 03/01/2016		4,300	4,489
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	6,000	8,194
Korea Development Bank
3.000% due 09/14/2022		$5,400	5,373
3.500% due 08/22/2017		2,400	2,536
Korea Exchange Bank
3.125% due 06/26/2017		6,900	7,189
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,046
LBG Capital PLC
8.000% due 06/15/2020 (d)		480	533
8.500% due 12/17/2021 (d)		100	111
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		300	320
7.625% due 06/27/2023 (d)	GBP	2,800	5,115
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,584
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,307
Nordea Bank AB
0.590% due 04/04/2017		7,400	7,415
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,921
PKO Finance AB
4.630% due 09/26/2022		3,700	3,862
Prudential Covered Trust
2.997% due 09/30/2015		3,992	4,090
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		800	936
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		4,700	4,982
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	3,600	6,253
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$5,000	5,198
SLM Corp.
3.875% due 09/10/2015		2,200	2,255
5.500% due 01/15/2019		1,840	1,960
6.000% due 01/25/2017		3,425	3,733
6.250% due 01/25/2016		21,380	22,796

Springleaf Finance Corp.
5.750% due 09/15/2016	2,400	2,556
State Bank of India
2.378% due 01/21/2016	800	797
4.500% due 07/27/2015	1,000	1,031
Stone Street Trust
5.902% due 12/15/2015	3,200	3,409
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016	350	347
Wachovia Corp.
0.501% due 06/15/2017	6,200	6,196
Wells Fargo & Co.
0.688% due 04/22/2019	24,200	24,286
XLIT Ltd.
5.250% due 09/15/2014	4,312	4,354

		688,068

INDUSTRIALS 4.4%
AbbVie, Inc.
0.983% due 11/06/2015	6,400	6,455
Amgen, Inc.
0.608% due 05/22/2017	25,400	25,433
Asciano Finance Ltd.
5.000% due 04/07/2018	2,100	2,288
Braskem Finance Ltd.
5.750% due 04/15/2021	6,000	6,303
7.000% due 05/07/2020	350	395
Canadian National Railway Co.
0.423% due 11/06/2015	6,440	6,444
CSN Islands Corp.
6.875% due 09/21/2019	4,900	5,218
CSN Resources S.A.
6.500% due 07/21/2020	7,600	7,904
Daimler Finance North America LLC
0.829% due 01/09/2015	6,800	6,816
1.250% due 01/11/2016	6,610	6,670
DISH DBS Corp.
7.125% due 02/01/2016	1,500	1,626
7.750% due 05/31/2015	1,550	1,646
General Mills, Inc.
0.527% due 01/29/2016	7,700	7,723
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,700	1,930
HCA, Inc.
3.750% due 03/15/2019	9,800	9,910
6.500% due 02/15/2016	300	324
Johnson & Johnson
0.299% due 11/28/2016	12,300	12,319
Kansas City Southern de Mexico S.A. de C.V.
0.928% due 10/28/2016	3,400	3,414
KazMunayGas National Co. JSC
11.750% due 01/23/2015	6,600	6,984
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	5,000	5,372
McKesson Corp.
0.630% due 09/10/2015	12,200	12,227
MGM Resorts International
7.500% due 06/01/2016	5,403	5,977
7.625% due 01/15/2017	1,329	1,505
10.000% due 11/01/2016	1,475	1,752
NBCUniversal Media LLC
2.875% due 04/01/2016	4,759	4,941
PepsiCo, Inc.
0.437% due 02/26/2016	6,670	6,680
Petrobras International Finance Co.
3.875% due 01/27/2016	5,900	6,098
5.875% due 03/01/2018	100	109
President and Fellows of Harvard College
6.500% due 01/15/2039	200	275
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,400	4,599
STATS ChipPAC Ltd.
4.500% due 03/20/2018	2,733	2,760
Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,369
United Airlines, Inc.
6.750% due 09/15/2015	5,100	5,157
Volkswagen International Finance NV
0.556% due 11/18/2015	11,300	11,338
0.829% due 11/20/2014	2,030	2,034
Whirlpool Corp.
7.750% due 07/15/2016	8,300	9,382

		205,377

UTILITIES 2.1%
AT&T, Inc.
0.608% due 02/12/2016	7,988	8,014
0.900% due 02/12/2016	4,210	4,223
Korea Electric Power Corp.
3.000% due 10/05/2015	1,500	1,540
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	2,272	2,331
Majapahit Holding BV
7.750% due 01/20/2020	1,800	2,115
Petrobras Global Finance BV
2.366% due 01/15/2019	1,300	1,297
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	200	218
5.832% due 09/30/2016	448	476
6.750% due 09/30/2019	1,000	1,211
Rosneft Finance S.A.
6.625% due 03/20/2017	1,400	1,540
7.500% due 07/18/2016	300	330
Shell International Finance BV
0.293% due 11/10/2015	6,200	6,205
0.434% due 11/15/2016	8,200	8,213
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	6,028
Verizon Communications, Inc.
0.430% due 03/06/2015	2,695	2,697
1.761% due 09/15/2016	14,500	14,907
1.981% due 09/14/2018	20,340	21,482
2.500% due 09/15/2016	8,500	8,765
3.650% due 09/14/2018	7,600	8,123

		99,715

Total Corporate Bonds & Notes (Cost $972,957)		993,160

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	709
7.043% due 04/01/2050	1,100	1,557
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,664
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	253
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,864
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	938
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,190
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,376
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,735
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	113
7.021% due 08/01/2040	100	113
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	9,626

		35,138

FLORIDA 0.1%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,376

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	889

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	113

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	276

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,402
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	1,967

		3,369

NEW YORK 1.0%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,378
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	556
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,194
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
0.481% due 01/01/2028	7,500	7,514
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.551% due 11/15/2028	3,020	3,020
0.801% due 11/15/2032	30,000	30,006

		47,668

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,506
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,466
6.500% due 06/01/2047	700	600

		4,572

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	129

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,398
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,256

		5,654

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,892

Total Municipal Bonds & Notes (Cost $91,430)		103,076

U.S. GOVERNMENT AGENCIES 19.3%
Fannie Mae
0.502% due 07/25/2037	306	306
0.532% due 07/25/2037	323	323
0.552% due 09/25/2035	405	405
0.562% due 09/25/2035	703	705
0.602% due 09/25/2035	395	396
0.652% due 09/25/2041	16,962	17,012
0.872% due 06/25/2037	1,096	1,109
0.875% due 08/28/2017 - 12/20/2017	24,700	24,520
0.882% due 06/25/2040	3,112	3,148
0.892% due 03/25/2040	867	880
1.250% due 01/30/2017 (g)	2,600	2,633
2.310% due 08/01/2022	400	392
2.870% due 09/01/2027	4,100	3,881
3.000% due 08/01/2021 - 10/01/2021	17,435	18,224
3.434% due 03/01/2022	10,871	11,517
3.500% due 03/01/2020 - 07/01/2029	9,192	9,746
4.000% due 12/01/2018 - 07/01/2044	14,319	15,284
4.500% due 06/01/2018 - 07/01/2044	201,140	217,974
4.500% due 08/01/2044 (a)	94,000	101,537
5.000% due 05/11/2017 - 07/01/2044	85,893	95,473
5.000% due 08/01/2044 (a)	3,000	3,322
5.375% due 06/12/2017	2,200	2,486
5.500% due 09/01/2025 - 08/01/2044	133,721	149,608
6.000% due 12/01/2018 - 07/01/2044	48,561	54,660
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	4,301	4,289
Freddie Mac
0.652% due 09/15/2041	9,266	9,275
0.702% due 07/15/2041	1,063	1,069
0.852% due 08/15/2037	892	906
0.862% due 10/15/2037	179	181

0.872% due 05/15/2037 - 09/15/2037		990	1,002
1.000% due 03/08/2017 (g)		8,400	8,453
1.250% due 05/12/2017		3,100	3,136
3.500% due 06/15/2036		302	314
4.000% due 06/15/2038		3,778	3,842
4.500% due 07/01/2044 - 08/01/2044		71,000	76,796
5.000% due 05/01/2028 - 07/01/2044		20,248	22,411
5.500% due 08/23/2017 - 04/01/2038		1,127	1,265
Ginnie Mae
5.000% due 08/15/2033 - 08/01/2044		25,428	27,956
Small Business Administration
6.220% due 12/01/2028		50	58

Total U.S. Government Agencies (Cost $886,250)			896,494

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (g)		513	530
0.125% due 04/15/2019		101	104
0.125% due 01/15/2022		12,568	12,653
0.125% due 07/15/2022		21,131	21,272
0.375% due 07/15/2023		611	623
0.625% due 07/15/2021		22,763	23,979
1.125% due 01/15/2021		5,743	6,222
1.250% due 07/15/2020		14,782	16,204
1.375% due 01/15/2020		3,727	4,089
1.750% due 01/15/2028		21,272	24,480
2.000% due 07/15/2014 (g)		20,372	20,420
2.000% due 01/15/2026		19,945	23,489
2.375% due 01/15/2025		17,480	21,175
2.375% due 01/15/2027		15,751	19,321
2.500% due 01/15/2029		16,561	20,880
3.625% due 04/15/2028		733	1,029
3.875% due 04/15/2029		5,768	8,427
U.S. Treasury Notes
0.109% due 04/30/2016 (i)		1,300	1,300
2.500% due 05/15/2024 (e)		433,300	432,454

Total U.S. Treasury Obligations (Cost $659,981)			658,651

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.686% due 01/25/2036		8,738	8,110
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	1,162	1,610
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$1,077	1,081
Banc of America Funding Corp.
0.433% due 06/20/2047		3,600	2,350
5.225% due 02/20/2035		2,211	2,227
Banc of America Mortgage Trust
2.628% due 06/25/2035		2,101	2,020
Banc of America Re-REMIC Trust
5.811% due 02/24/2051		4,845	5,186
BCAP LLC Trust
2.610% due 02/26/2035		5,833	5,816
3.270% due 12/26/2035		8,668	8,682
4.003% due 12/26/2037		108	108
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		1,259	1,281
Bear Stearns Alt-A Trust
0.472% due 08/25/2036		5,167	3,485
Chase Mortgage Finance Trust
2.536% due 12/25/2035 ^		1,901	1,727
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037		781	492
2.527% due 03/25/2036		1,688	1,601
2.623% due 03/25/2034		1,322	1,336
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		2,021	1,783
0.352% due 05/25/2036		5,602	4,611
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,233	3,512
5.460% due 09/15/2039		4,621	4,996
Credit Suisse First Boston Mortgage Securities Corp.
2.383% due 02/25/2034		917	920
DBRR Trust
0.853% due 02/25/2045		5,563	5,563
Deutsche ALT-A Securities, Inc.
0.312% due 01/25/2047		4,354	3,179
Downey Savings & Loan Association Mortgage Loan Trust
0.975% due 09/19/2044		550	537
Eddystone Finance PLC
1.053% due 04/19/2021	GBP	3,515	5,896
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		$654	582

Granite Master Issuer PLC
0.333% due 12/20/2054		3,090	3,068
0.734% due 12/20/2054	GBP	7,442	12,676
0.814% due 12/20/2054		9,727	16,582
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	89	121
0.908% due 01/20/2044	GBP	179	307
0.914% due 09/20/2044		1,726	2,945
0.934% due 09/20/2044		1,087	1,854
Greenwich Capital Commercial Funding Corp.
6.015% due 07/10/2038		$5,447	5,838
GSR Mortgage Loan Trust
2.652% due 09/25/2035		697	709
HarborView Mortgage Loan Trust
0.405% due 01/19/2036		6,232	4,450
0.493% due 06/20/2035		1,496	1,443
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	482	660
HomeBanc Mortgage Trust
0.462% due 03/25/2035		$4,508	3,646
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	2,336	3,940
IndyMac Mortgage Loan Trust
0.412% due 06/25/2035		$524	475
JPMorgan Chase Commercial Mortgage Securities Trust
4.928% due 09/12/2037		2,898	2,898
5.397% due 05/15/2045		6,846	7,402
JPMorgan Mortgage Trust
2.558% due 07/25/2035		3,513	3,544
2.745% due 08/25/2035 ^		964	928
5.750% due 01/25/2036 ^		35	33
LB Commercial Mortgage Trust
6.045% due 07/15/2044		7,343	8,152
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		7,681	8,223
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/2035		2,888	2,817
5.063% due 09/25/2035		891	863
Morgan Stanley Capital Trust
5.439% due 02/12/2044		393	395
5.610% due 04/15/2049		425	428
5.773% due 04/12/2049		2,041	2,043
Morgan Stanley Mortgage Loan Trust
0.412% due 04/25/2035		6,215	5,870
2.506% due 07/25/2035		2,289	2,124
Prime Mortgage Trust
6.000% due 06/25/2036		2,459	2,173
Provident Funding Mortgage Loan Trust
2.487% due 10/25/2035		4,872	4,887
Residential Accredit Loans, Inc. Trust
0.332% due 09/25/2036		5,952	4,497
0.337% due 08/25/2036		5,927	4,631
0.652% due 03/25/2035		1,936	1,470
0.652% due 08/25/2035 ^		9,933	7,718
1.623% due 08/25/2035		193	174
3.491% due 09/25/2035 ^		2,301	1,871
3.572% due 12/25/2035		7,053	5,917
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	116	158
Structured Adjustable Rate Mortgage Loan Trust
1.302% due 12/25/2037		$8,217	6,041
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		3,431	3,725
Wachovia Mortgage Loan Trust LLC
2.611% due 10/20/2035 ^		1,838	1,770
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 12/25/2045		3,448	3,151
2.201% due 11/25/2046		5,592	5,519
2.576% due 06/25/2037		6,072	5,374
4.087% due 12/25/2036 ^		596	547
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 03/25/2035		1,487	1,470

Total Mortgage-Backed Securities (Cost $222,320)			244,218

ASSET-BACKED SECURITIES 3.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.427% due 05/25/2033		3,741	3,427
Asset-Backed Securities Corp. Home Equity Loan Trust
0.792% due 07/25/2035		2,400	2,181
Avenue CLO Ltd.
0.488% due 07/20/2018		870	871
Bear Stearns Asset-Backed Securities Trust
0.312% due 08/25/2036		2,609	2,094
0.830% due 10/25/2035		11,700	8,134

Chase Issuance Trust
5.160% due 04/16/2018		100	107
Citibank Omni Master Trust
2.902% due 08/15/2018		4,600	4,615
Citigroup Mortgage Loan Trust, Inc.
0.392% due 10/25/2036		9,600	9,029
Cornerstone CLO Ltd.
0.446% due 07/15/2021		13,300	13,122
Countrywide Asset-Backed Certificates
0.252% due 08/25/2037		2,868	2,842
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		1,282	1,278
Hillmark Funding
0.477% due 05/21/2021		5,254	5,194
JPMorgan Mortgage Acquisition Trust
0.392% due 05/25/2036		9,400	7,866
Lafayette CLO Ltd.
1.630% due 09/06/2022		433	433
Morgan Stanley ABS Capital, Inc. Trust
0.332% due 03/25/2037		6,918	3,875
0.472% due 11/25/2035		8,925	8,698
Nash Point CLO
0.644% due 07/25/2022	EUR	3,518	4,798
National Collegiate Student Loan Trust
0.392% due 11/27/2028		$6,133	6,014
Nomura Home Equity Loan, Inc.
0.562% due 02/25/2036		3,200	2,720
Option One Mortgage Loan Trust
0.292% due 01/25/2037		3,902	2,289
Park Place Securities, Inc.
0.602% due 09/25/2035		445	443
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,873	5,225
Residential Asset Securities Corp. Trust
0.532% due 02/25/2036		$7,500	6,475
SLM Private Education Loan Trust
3.402% due 05/16/2044		1,770	1,884
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	3,284	4,445
Soundview Home Loan Trust
0.282% due 12/25/2036		$2,659	2,555
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		4,292	4,292
Specialty Underwriting & Residential Finance Trust
0.302% due 09/25/2037		3,636	2,110
0.450% due 12/25/2036		28,000	21,650
Structured Asset Securities Corp. Mortgage Loan Trust
0.322% due 12/25/2036		4,900	4,071
Venture CDO Ltd.
0.448% due 07/22/2021		9,500	9,368

Total Asset-Backed Securities (Cost $136,177)			152,105

SOVEREIGN ISSUES 9.4%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	2,200	3,117
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	904
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	28,000	11,707
0.000% due 07/01/2015		35,000	14,261
0.000% due 01/01/2017		11,000	3,779
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	23,200	32,744
2.750% due 12/01/2015		25,300	35,751
3.000% due 06/15/2015		17,500	24,560
3.000% due 11/01/2015		3,900	5,519
3.750% due 08/01/2015		18,500	26,231
3.750% due 04/15/2016		2,000	2,894
3.750% due 08/01/2016		14,500	21,134
4.500% due 07/15/2015		17,000	24,264
4.750% due 06/01/2017		30,400	46,263
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		7,700	10,502
0.000% due 12/31/2015		12,400	16,844
Korea Housing Finance Corp.
4.125% due 12/15/2015		$4,800	5,026
Korea Land & Housing Corp.
4.875% due 09/10/2014		2,000	2,016
Province of Ontario
1.600% due 09/21/2016		7,800	7,954
1.650% due 09/27/2019		600	591
3.000% due 07/16/2018		7,700	8,147
4.000% due 10/07/2019		1,400	1,542
4.400% due 04/14/2020		9,300	10,436
5.500% due 06/02/2018	CAD	300	321

Qatar Government International Bond
5.250% due 01/20/2020		$7,600	8,673
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	700	974
Spain Government International Bond
3.000% due 04/30/2015		10,600	14,846
3.150% due 01/31/2016		18,300	26,143
3.250% due 04/30/2016		2,700	3,885
3.300% due 07/30/2016		8,600	12,451
3.750% due 10/31/2015		15,600	22,327
4.000% due 07/30/2015		19,400	27,623

Total Sovereign Issues (Cost $430,050)			433,429

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (d)		1,639	1,990

Total Convertible Preferred Securities (Cost $1,840)			1,990

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,000	1,213
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,365
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		4,800	6,432

Total Preferred Securities (Cost $8,472)			9,010

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 2.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$9,500	9,501
Credit Suisse
0.465% due 03/17/2015		4,100	4,100
0.641% due 12/07/2015		27,800	27,834
Intesa Sanpaolo SpA
1.650% due 04/07/2015		25,700	25,834
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		16,500	16,440
Royal Bank of Canada
1.370% due 05/07/2015	CAD	39,600	37,094

			120,803

COMMERCIAL PAPER 0.1%
Vodafone Group PLC
0.600% due 06/29/2015		$4,600	4,577

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		8,100	8,100

MEXICO TREASURY BILLS 0.6%
3.589% due 08/21/2014	MXN	349,000	26,768

U.S. TREASURY BILLS 0.2%
0.046% due 09/04/2014 - 12/26/2014 (b)(g)(i)		$10,449	10,448

Total Short-Term Instruments (Cost $169,069)			170,696

Total Investments in Securities (Cost $3,581,890)			3,666,186

	SHARES
INVESTMENTS IN AFFILIATES 29.7%
SHORT-TERM INSTRUMENTS 29.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.7%
PIMCO Short-Term Floating NAV Portfolio	781	8
PIMCO Short-Term Floating NAV Portfolio III	137,606,030	1,374,959

Total Short-Term Instruments (Cost $1,374,859)		1,374,967

Total Investments in Affiliates (Cost $1,374,859)		1,374,967

Total Investments 108.8% (Cost $4,956,749)		$5,041,153
Financial Derivative Instruments (f)(h) 3.1% (Cost or Premiums, net $(4,077))		143,846
Other Assets and Liabilities, net (11.9%)		(553,196)

Net Assets 100.0%		$4,631,803

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
GRE	0.050%	06/30/2014	07/01/2014	$(4,700)	$(4,700)
SOG	(0.020%)	07/01/2014	07/08/2014	(31,139)	(31,139)

Total Reverse Repurchase Agreements					$(35,839)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
MSC	(0.050%)	06/27/2014	07/02/2014	$(10,007)	$(10,008)

Total Sale-Buyback Transactions					$(10,008)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $64,245 at a weighted average interest rate of (0.107%).
(2)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $45,711 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	9,380	$3,344	$469	$0
90-Day Eurodollar June Futures	Long	06/2016	783	1,475	39	0
90-Day Eurodollar March Futures	Long	03/2016	2,309	3,762	144	0
90-Day Eurodollar September Futures	Long	09/2015	9,609	6,015	361	0
90-Day Eurodollar September Futures	Long	09/2016	80	8	4	0

Total Futures Contracts				$14,604	$1,017	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$147,300	$2,952	$632	$0	$(67)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	20,150	516	249	0	(29)

					$3,468	$881	$0	$(96)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$68,900	$(588)	$(507)	$20	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		600,200	5,192	1,286	77	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		24,800	235	195	4	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		222,300	(8,776)	(20,267)	0	(1,323)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	30,000	89	12	3	0

						$(3,848)	$(19,281)	$104	$(1,323)

Total Swap Agreements						$(380)	$(18,400)	$104	$(1,419)

(4)	Unsettled variation margin liability of $(589) for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $35,313 and cash of $3,117 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2014		$3,972	EUR	2,919	$26	$0
BOA	07/2014		1,066	AUD	1,154	22	0
	07/2014		56,375	GBP	33,212	464	0
	08/2014	EUR	43,887		$59,827	0	(279)
	08/2014	GBP	33,212		56,361	0	(463)
	05/2015	CAD	39,068		35,592	0	(744)
BPS	07/2014	GBP	30,725		51,736	0	(847)
	08/2014	EUR	12,330		16,761	0	(125)
	08/2014	MXN	386,774		28,615	0	(1,096)
	07/2015	BRL	610		252	1	0
BRC	07/2014	JPY	448,300		4,396	0	(29)
	07/2014		$4,928	HKD	38,220	2	0
	08/2014	EUR	2,620		$3,555	0	(33)
	08/2014		$1,600	GBP	940	9	0
	09/2014	CAD	1,044		$960	0	(17)
CBK	07/2014		$23,000	INR	1,380,575	0	(102)
	07/2014		2,072	TWD	62,367	18	0
	08/2014	BRL	31,518		$14,198	66	0
	08/2014	EUR	266,677		364,042	0	(1,188)
DUB	08/2014		621		846	0	(5)
	08/2014		$2,635	BRL	5,848	0	(13)
	10/2014		2,653	ZAR	28,864	14	0
	07/2015	BRL	6,377		$2,635	12	0
FBF	08/2014		$17,851	MXN	235,576	245	0
GLM	08/2014	EUR	5,648		$7,645	0	(91)
	08/2014		$11,561	BRL	25,671	0	(52)
	08/2014		20,023	MXN	263,751	232	0
	10/2014		9,195		120,048	7	(18)
	07/2015	BRL	28,013		$11,561	39	0
HUS	07/2014	TRY	2,932		1,384	4	0
	07/2014		$1,195	MXN	15,601	5	0
	10/2014		2,198	ZAR	24,231	41	0
JPM	07/2014	BRL	41,320		$18,459	0	(242)
	07/2014	JPY	3,857,690		37,876	0	(204)
	07/2014		$18,761	BRL	41,320	0	(59)
	07/2014		2,231	INR	137,653	52	0
	07/2014		42,399	JPY	4,305,990	106	0
	07/2014		6,910	KRW	7,350,254	350	0
	08/2014	JPY	4,305,990		$42,409	0	(107)
	08/2014		$18,291	BRL	41,320	235	0
	08/2014		4,578	RUB	168,028	323	0
	10/2014	ZAR	24,231		$2,245	6	0
	04/2015	BRL	28,000		11,827	47	0
MSC	07/2014		$3,420	HKD	26,513	0	0
	07/2014		3,641	INR	223,958	74	0
	07/2014		3,481	TWD	105,840	65	0
	08/2014	MXN	504,573		$37,349	0	(1,410)
	08/2014		$23,995	MXN	317,350	383	0
RBC	07/2014	GBP	2,487		$4,170	0	(86)
	09/2014		$12,567	MXN	163,440	0	(40)
UAG	07/2014	BRL	41,320		$18,760	59	0
	07/2014	KRW	5,412,519		4,984	0	(361)
	07/2014		$18,355	BRL	41,320	346	0

Total Forward Foreign Currency Contracts						$3,253	$(7,611)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$445,300	$(1,314)	$(1,427)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	443,100	(596)	(596)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	443,100	(1,905)	(1,905)

							$(3,815)	$(3,928)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$3,500	$(196)	$(142)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(2)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(57)	$(4)

Total Written Options						$(4,068)	$(4,074)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		$2,200	$(44)	$70	$26	$0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		6,100	(88)	117	29	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		1,900	(106)	131	25	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		5,200	(12)	117	105	0
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR	4,400	(62)	80	18	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%		$500	(7)	11	4	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		10,800	(37)	129	92	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		12,200	(18)	123	105	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		10,000	129	7	136	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		4,500	67	2	69	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		3,500	(59)	87	28	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,500	9	16	25	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%		400	(9)	12	3	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		4,500	(22)	86	64	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		3,500	(118)	56	0	(62)
	General Electric Capital Corp.	5.000%	09/20/2014	0.155%		4,000	142	(92)	50	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		1,400	(26)	37	11	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		4,000	23	17	40	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		13,100	(235)	290	55	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%		7,000	71	(55)	16	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		200	(3)	4	1	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%		400	(9)	12	3	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%		1,000	(10)	17	7	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		2,500	31	(6)	25	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		11,400	(186)	248	62	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%		200	(5)	6	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		12,600	31	169	200	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		1,700	(24)	61	37	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		22,400	(1)	391	390	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.355%		7,200	(90)	150	60	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		10,700	(16)	108	92	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		200	(3)	4	1	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.319%		500	(7)	10	3	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		1,700	10	7	17	0
	MetLife, Inc.	1.000%	03/20/2015	0.075%		2,000	(121)	135	14	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		3,500	(225)	264	39	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		700	(7)	21	14	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		24,600	(60)	559	499	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		10,100	5	171	176	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.319%		300	(8)	10	2	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		900	(9)	16	7	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		1,400	(24)	35	11	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		11,400	(191)	253	62	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.103%	EUR	6,200	(12)	50	38	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		$1,400	(16)	27	11	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		5,000	(167)	78	0	(89)
	MetLife, Inc.	1.000%	09/20/2015	0.120%		5,600	(332)	395	63	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		9,600	(127)	327	200	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		12,300	(6)	220	214	0
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.380%		400	(13)	6	0	(7)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,600	9	17	26	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		5,700	(94)	125	31	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		5,700	(35)	116	81	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		1,400	(20)	51	31	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		4,600	9	71	80	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.147%		7,200	(84)	162	78	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%		900	5	2	7	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%		500	(5)	9	4	0

							$(2,228)	$5,566	$3,496	$(158)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)
							Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$8,500	$544	$(354)	$190	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	117	(97)	20	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	22,000	1,440	(949)	491	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	57	(46)	11	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,700	191	(153)	38	0

					$2,349	$(1,599)	$750	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,800	$2	$(57)	$0	$(55)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(4)	0	(4)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,300	(1)	5	4	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		182,000	(68)	604	536	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,900	(2)	8	6	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,200	0	7	7	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		44,000	(4)	(5)	0	(9)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	(1)	1	0	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	5,000	18	(116)	0	(98)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	300	(1)	1	0	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	3,400	0	(69)	0	(69)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(4)	0	(4)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,200	(3)	14	11	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,300	(1)	22	21	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	1	0	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		6,800	(4)	16	12	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		52,000	(23)	176	153	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,400	0	7	7	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	1	0	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,300	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,200	0	3	3	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	3	1	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		6,800	1	18	19	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		38,000	(24)	136	112	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,400	(2)	9	7	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		6,400	(1)	19	18	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		27,000	(7)	36	29	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,700	1	(39)	0	(38)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	13,000	(2)	41	39	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		26,000	(3)	(2)	0	(5)

							$(130)	$838	$990	$(282)

Total Return Swaps on Indices

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	ERAEMLT Index	14,226	1-Month USD-LIBOR plus a specified spread	07/15/2014	$33,699		$(67)	$0	$(67)
	Receive	ERAEMLT Index	246,796	1-Month USD-LIBOR plus a specified spread	07/15/2014	581,479		2,944	2,944	0
	Receive	ERAEMLT Index	209,855	1-Month USD-LIBOR plus a specified spread	11/14/2014	474,711		21,125	21,125	0
	Receive	ERAEMLT Index	281,284	1-Month USD-LIBOR plus a specified spread	01/05/2015	612,182		52,639	52,639	0
	Receive	ERAEMLT Index	167,755	1-Month USD-LIBOR plus a specified spread	05/15/2015	385,090		12,007	12,007	0
	Receive	ERAEMLT Index	577,347	1-Month USD-LIBOR plus a specified spread	06/15/2015	1,332,214		34,854	34,854	0
BPS	Receive	ERAEMLT Index	73,665	1-Month USD-LIBOR plus a specified spread	02/13/2015	173,563		886	886	0
GST	Receive	ERAEMLT Index	335,139	1-Month USD-LIBOR plus a specified spread	09/30/2014	769,328		23,981	23,981	0

								$148,369	$148,436	$(67)

Total Swap Agreements							$(9)	$153,174	$153,672	$(507)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $2,269 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,357	$0	$3,357
Corporate Bonds & Notes
Banking & Finance	0	686,409	1,659	688,068
Industrials	0	205,377	0	205,377
Utilities	0	99,715	0	99,715
Municipal Bonds & Notes
California	0	35,138	0	35,138
Florida	0	2,376	0	2,376
Louisiana	0	889	0	889
Nebraska	0	113	0	113
Nevada	0	276	0	276
New Jersey	0	3,369	0	3,369
New York	0	47,668	0	47,668
Ohio	0	4,572	0	4,572
Tennessee	0	129	0	129
Texas	0	5,654	0	5,654
Washington	0	2,892	0	2,892
U.S. Government Agencies	0	896,494	0	896,494
U.S. Treasury Obligations	0	658,651	0	658,651
Mortgage-Backed Securities	0	233,469	10,749	244,218
Asset-Backed Securities	0	152,105	0	152,105
Sovereign Issues	0	433,429	0	433,429
Convertible Preferred Securities
Banking & Finance	1,990	0	0	1,990
Preferred Securities
Banking & Finance	1,365	7,645	0	9,010
Short-Term Instruments
Certificates of Deposit	0	120,803	0	120,803
Commercial Paper	0	4,577	0	4,577
Short-Term Notes	0	8,100	0	8,100
Mexico Treasury Bills	0	26,768	0	26,768
U.S. Treasury Bills	0	10,448	0	10,448
	$3,355	$3,650,423	$12,408	$3,666,186

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,374,967	$0	$0	$1,374,967

Total Investments	$1,378,322	$3,650,423	$12,408	$5,041,153

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,017	104	0	1,121
Over the counter	0	156,925	0	156,925
	$1,017	$157,029	$0	$158,046

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,419)	0	(1,419)
Over the counter	0	(12,188)	(4)	(12,192)

	$0	$(13,607)	$(4)	$(13,611)

Totals	$1,379,339	$3,793,845	$12,404	$5,185,588
There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.5%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$900	$946

Total Bermuda (Cost $932)			946

BRAZIL 13.1%
CORPORATE BONDS & NOTES 1.9%
Banco do Brasil S.A.
2.899% due 07/02/2014		$7,100	7,100
4.500% due 01/22/2015		14,750	15,054
4.500% due 01/20/2016	EUR	8,600	12,284
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$275	283
Banco Santander Brasil S.A.
4.250% due 01/14/2016		7,500	7,841
4.500% due 04/06/2015		1,200	1,230
4.625% due 02/13/2017		19,000	20,306
Banco Votorantim S.A.
5.250% due 02/11/2016		8,600	9,009
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	218
Cia Energetica de Sao Paulo Inflation Linked Bond
9.750% due 01/15/2015	BRL	5,750	3,901
CSN Islands Corp.
10.000% due 01/15/2015		$2,080	2,189
Petrobras Global Finance BV
1.849% due 05/20/2016		18,600	18,670
2.000% due 05/20/2016		10,100	10,131
2.366% due 01/15/2019		17,900	17,855
2.592% due 03/17/2017		22,000	22,317
Petrobras International Finance Co.
2.875% due 02/06/2015		46,400	47,011
3.875% due 01/27/2016		6,500	6,718

			202,117

SOVEREIGN ISSUES 11.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		5,800	6,010
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	341,630	117,377
0.000% due 01/01/2018		726,000	221,972
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,160,400	481,192
10.000% due 01/01/2023		244,057	99,130
10.000% due 01/01/2025		654,060	259,111

			1,184,792

Total Brazil (Cost $1,415,367)			1,386,909

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.468% due 10/20/2020		$6,992	6,940
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		1,442	1,442

			8,382

CORPORATE BONDS & NOTES 0.1%
IPIC GMTN Ltd.
1.750% due 11/30/2015		200	203
QNB Finance Ltd.
1.475% due 10/31/2016		1,050	1,062
3.125% due 11/16/2015		4,300	4,440

			5,705

Total Cayman Islands (Cost $13,988)			14,087

CHILE 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.126% due 04/11/2017		$9,500	9,507
1.828% due 01/19/2016		4,630	4,676
3.750% due 09/22/2015		5,300	5,465

			19,648

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica Inflation Linked Bond
4.500% due 10/15/2023	CLP	1,681,653	3,746
Bonos del Banco Central de Chile en UF Bond
3.000% due 05/01/2017 (c)		720,708	1,359
3.000% due 07/01/2018 (c)		1,345,322	2,605
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 10/01/2018		36,035	69

			7,779

Total Chile (Cost $25,965)			27,427

	SHARES
CHINA 0.2%
COMMON STOCKS 0.0%
Kweichow Moutai Co. Ltd.		73,736	1,688

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		$19,100	19,129

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	6,280	1,064
China Government International Bond
3.290% due 04/18/2020		14,770	2,304
3.320% due 06/12/2015		1,020	164
3.380% due 05/23/2023		2,000	306
4.080% due 08/22/2023		2,100	339
Export-Import Bank of China
5.250% due 07/29/2014		$630	632

			4,809

Total China (Cost $25,454)			25,626

COLOMBIA 5.6%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	77,976,000	44,304

SOVEREIGN ISSUES 5.2%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	15,220
Colombia Government International Bond
7.750% due 04/14/2021		1,070,000	662
8.250% due 12/22/2014		$4,460	4,615
9.850% due 06/28/2027	COP	22,319,000	15,623
12.000% due 10/22/2015		165,318,000	96,377
Colombian TES
5.000% due 11/21/2018		265,813,400	136,836
6.000% due 04/28/2028		108,859,000	52,916
7.000% due 09/11/2019		43,380,000	24,096
7.000% due 05/04/2022		175,348,900	96,290
7.250% due 06/15/2016		11,298,000	6,238
7.500% due 08/26/2026		83,042,000	46,017
10.000% due 07/24/2024		74,140,000	49,364

			544,254

Total Colombia (Cost $594,043)			588,558

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A.
0.683% due 05/07/2017		$15,900	15,912

Total France (Cost $15,900)			15,912

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.698% due 05/30/2017		$13,800	13,818

Total Germany (Cost $13,800)			13,818

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,337
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,000	7,022

Total Hong Kong (Cost $21,243)			21,359

HUNGARY 0.3%
SOVEREIGN ISSUES 0.3%
Hungary Government International Bond
5.500% due 02/12/2016	HUF	2,758,200	12,825
6.500% due 06/24/2019		441,000	2,234
6.750% due 11/24/2017		478,000	2,380
7.500% due 11/12/2020		1,944,300	10,418

Total Hungary (Cost $28,507)			27,857

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Bank of India
4.750% due 09/30/2015		$250	259
Export-Import Bank of India
4.375% due 02/02/2015		900	916
4.400% due 04/21/2015		6,300	6,449
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		25,625	26,083
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016		600	626
State Bank of India
2.378% due 01/21/2016		7,500	7,474
4.500% due 07/27/2015		11,160	11,507

Total India (Cost $53,165)			53,314

INDONESIA 5.8%
SOVEREIGN ISSUES 5.8%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	138,900,000	9,891
6.375% due 04/15/2042		454,596,000	28,281
6.625% due 05/15/2033		4,293,000	292
7.000% due 05/15/2027		54,700,000	4,083
8.250% due 07/15/2021		314,200,000	26,861
8.250% due 06/15/2032		1,116,701,000	89,106
8.375% due 03/15/2024		369,678,000	31,721
8.375% due 09/15/2026		420,487,000	35,174
9.000% due 03/15/2029		150,334,000	13,059
9.500% due 07/15/2023		22,807,000	2,079
9.500% due 07/15/2031		778,300,000	69,755
9.500% due 05/15/2041		333,047,000	29,709
10.000% due 09/15/2024		218,000,000	20,378
10.000% due 02/15/2028		576,198,000	53,994
10.500% due 08/15/2030		996,563,000	97,425
10.500% due 07/15/2038		295,238,000	28,602
11.000% due 11/15/2020		468,548,000	45,550
11.000% due 09/15/2025		164,074,000	16,343
12.800% due 06/15/2021		1,980,000	210
12.900% due 06/15/2022		94,030,000	10,084

Total Indonesia (Cost $799,334)			612,597

IRELAND 2.0%
CORPORATE BONDS & NOTES 2.0%
Novatek OAO Via Novatek Finance Ltd.
7.750% due 02/21/2017	RUB	3,223,300	91,678
Russian Railways Via RZD Capital PLC
8.300% due 04/02/2019		3,866,100	108,897
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		$9,300	9,672
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	210

Total Ireland (Cost $241,798)			210,457

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,295

Total Israel (Cost $11,200)			11,295

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Intergas Finance BV
6.375% due 05/14/2017		$2,200	2,379
KazMunayGas National Co. JSC
11.750% due 01/23/2015		17,100	18,093
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		7,583	7,708

Total Kazakhstan (Cost $28,008)			28,180

LUXEMBOURG 4.4%
CORPORATE BONDS & NOTES 4.4%
ArcelorMittal
4.250% due 02/25/2015		$7,500	7,641
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		600	631
5.092% due 11/29/2015		25,600	26,801
5.364% due 10/31/2014	EUR	200	278
6.212% due 11/22/2016		$1,300	1,417
8.125% due 07/31/2014		59,020	59,311
8.125% due 02/04/2015	EUR	1,700	2,423
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.625% due 02/17/2017	RUB	1,482,800	42,290
8.700% due 03/17/2016		6,508,500	187,838
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$60,750	63,151
7.000% due 01/31/2016	RUB	2,617,000	74,755

Total Luxembourg (Cost $515,293)			466,536

MALAYSIA 4.7%
CORPORATE BONDS & NOTES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	832

SOVEREIGN ISSUES 4.7%
Malaysia Government Bond
3.260% due 03/01/2018	MYR	246,420	75,766
3.314% due 10/31/2017		78,601	24,308
3.418% due 08/15/2022		162,201	48,596
3.434% due 08/15/2014		500	156
3.480% due 03/15/2023		17,470	5,237
3.492% due 03/31/2020		303,408	92,746
3.580% due 09/28/2018		252,901	78,546
3.814% due 02/15/2017		51,000	16,009
3.892% due 03/15/2027		5,933	1,784
4.012% due 09/15/2017		67,301	21,246
4.160% due 07/15/2021		61,497	19,407
4.262% due 09/15/2016		295,638	93,812
4.378% due 11/29/2019		58,401	18,724
4.392% due 04/15/2026		6,700	2,132

			498,469

Total Malaysia (Cost $538,830)			499,301

	SHARES
MEXICO 2.9%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	205
6.450% due 12/05/2022	MXN	532,000	40,868
8.460% due 12/18/2036		141,900	10,818
9.000% due 01/15/2016		142,300	11,745
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		$500	62
9.250% due 06/30/2020 ^		1,200	150
Hipotecaria Su Casita S.A. de C.V.
5.820% due 06/28/2018 ^	MXN	77,488	300
Petroleos Mexicanos
4.875% due 03/15/2015		$7,229	7,440
9.150% due 03/28/2016	MXN	346,924	29,146
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		$3,005	3,082
8.750% due 01/31/2016	MXN	110,100	9,117
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		76,200	705

			113,638

SOVEREIGN ISSUES 1.8%
Mexico Government International Bond
6.500% due 06/10/2021		17,500	1,452
7.750% due 05/29/2031		1,785,430	157,714
7.750% due 11/23/2034		228,307	20,258
8.500% due 05/31/2029		87,350	8,242

			187,666

Total Mexico (Cost $305,854)			301,305

NETHERLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
SABIC Capital BV
3.000% due 11/02/2015		$200	206
Waha Aerospace BV
3.925% due 07/28/2020		65	69

Total Netherlands (Cost $272)			275

NIGERIA 2.0%
SOVEREIGN ISSUES 2.0%
Nigeria Government Bond
4.000% due 04/23/2015	NGN	507,800	2,964
7.000% due 10/23/2019		2,279,100	11,512
10.700% due 05/30/2018		554,800	3,341
15.100% due 04/27/2017		6,539,170	43,771
16.000% due 06/29/2019		12,767,900	91,962
16.390% due 01/27/2022		7,832,650	58,468

Total Nigeria (Cost $216,635)			212,018

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$9,222	9,660

Total Panama (Cost $9,614)			9,660

PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government International Bond
6.850% due 02/12/2042	PEN	38,000	14,048
6.900% due 08/12/2037		78,930	29,526
6.950% due 08/12/2031		157,435	60,618
7.840% due 08/12/2020		127,180	52,308
8.200% due 08/12/2026		18,630	8,156
9.875% due 02/06/2015		$3,250	3,429
9.910% due 05/05/2015	PEN	24,210	9,112

Total Peru (Cost $185,950)			177,197

PHILIPPINES 0.6%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	1,013

SOVEREIGN ISSUES 0.6%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	38,770
4.950% due 01/15/2021		1,006,000	24,574

			63,344

Total Philippines (Cost $64,805)			64,357

POLAND 12.4%
SOVEREIGN ISSUES 12.4%
Poland Government International Bond
2.500% due 07/25/2018	PLN	415,700	135,044
2.720% due 01/25/2015		43,920	14,478
3.750% due 04/25/2018		68,900	23,456
4.000% due 10/25/2023		40,800	14,023
4.750% due 10/25/2016		276,100	95,506
5.000% due 04/25/2016		300,400	103,353
5.250% due 10/25/2017		564,990	200,936
5.250% due 10/25/2020		148,200	54,632
5.500% due 04/25/2015		343,640	115,973
5.500% due 10/25/2019		1,013,040	373,733
5.750% due 10/25/2021		363,867	138,968
5.750% due 09/23/2022		41,000	15,798
6.250% due 10/24/2015		56,790	19,622

Total Poland (Cost $1,206,586)			1,305,522

QATAR 0.3%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$665	735
Qatari Diar Finance Co.
3.500% due 07/21/2015		200	206
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		14,750	14,931
5.832% due 09/30/2016		3,293	3,498

			19,370

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		5,400	5,508

Total Qatar (Cost $24,702)			24,878

ROMANIA 1.6%
SOVEREIGN ISSUES 1.6%
Romania Government Bond
4.750% due 06/24/2019	RON	158,100	52,282
5.750% due 01/27/2016		72,900	23,978
5.750% due 04/29/2020		123,800	42,891
5.800% due 10/26/2015		30,400	9,945
5.850% due 04/26/2023		500	174
5.900% due 07/26/2017		22,100	7,518
5.950% due 06/11/2021		78,400	27,575
6.750% due 06/11/2017		12,800	4,431

Total Romania (Cost $159,637)			168,794

RUSSIA 4.2%
CORPORATE BONDS & NOTES 0.3%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,543
Lukoil International Finance BV
6.375% due 11/05/2014		500	508
VimpelCom Holdings BV
9.000% due 02/13/2018	RUB	1,232,000	35,160

			37,211

SOVEREIGN ISSUES 3.9%
Russia Government International Bond
3.625% due 04/29/2015		$39,600	40,392
6.200% due 01/31/2018	RUB	462,500	12,912
6.700% due 05/15/2019		985,800	27,623
6.800% due 12/11/2019		914,600	25,590
7.000% due 08/16/2023		205,800	5,638
7.050% due 01/19/2028		904,200	23,926
7.500% due 02/27/2019		2,244,200	64,674
7.600% due 04/14/2021		3,187,200	91,605
7.600% due 07/20/2022		4,155,300	118,207

			410,567

Total Russia (Cost $496,370)			447,778

SOUTH AFRICA 9.6%
CORPORATE BONDS & NOTES 0.0%
Transnet SOC Ltd.
4.500% due 02/10/2016		$2,030	2,131

SOVEREIGN ISSUES 9.6%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	385,300	26,948
6.500% due 02/28/2041		628,100	44,129
6.750% due 03/31/2021		728,800	64,268
7.000% due 02/28/2031		1,026,600	81,453
7.250% due 01/15/2020		2,782,040	255,433
7.750% due 02/28/2023		100	9
8.000% due 12/21/2018		2,668,120	255,130
8.000% due 01/31/2030		36,400	3,192
8.250% due 09/15/2017		2,756,170	266,091
8.500% due 01/31/2037		135,500	12,095
10.500% due 12/21/2026		77,500	8,509

			1,017,257

Total South Africa (Cost $1,294,765)			1,019,388

SOUTH KOREA 0.9%
CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
0.977% due 01/14/2017		$5,200	5,238
1.082% due 09/17/2016		7,700	7,751
2.030% due 03/21/2015		8,600	8,678
5.875% due 01/14/2015		2,100	2,158
Kookmin Bank
1.103% due 01/27/2017		3,000	3,018
Korea Development Bank
0.900% due 02/20/2015		33,000	32,940
0.929% due 08/20/2015		8,800	8,817
3.500% due 08/22/2017		1,200	1,268
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,443
5.500% due 07/21/2014		3,400	3,409
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,129
Shinhan Bank
0.880% due 04/08/2017		4,600	4,617

			88,466

SOVEREIGN ISSUES 0.1%
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,150	7,486

Total South Korea (Cost $95,700)			95,952

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	900	1,454
Xunta de Galicia
5.763% due 04/03/2017		1,000	1,552
6.131% due 04/03/2018		3,000	4,823

Total Spain (Cost $6,552)			7,829

SRI LANKA 0.0%
SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$4,300	4,446

Total Sri Lanka (Cost $4,398)			4,446

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse
0.719% due 05/26/2017		$16,100	16,148

Total Switzerland (Cost $16,100)			16,148

THAILAND 1.4%
SOVEREIGN ISSUES 1.4%
Thailand Government Bond
1.250% due 03/12/2028 (c)	THB	415,367	11,462
3.450% due 03/08/2019		45,300	1,411
3.625% due 05/22/2015		1,000,000	31,210
3.625% due 06/16/2023		425,400	13,002
3.650% due 12/17/2021		646,000	20,012
3.875% due 06/13/2019		2,072,830	66,027
5.625% due 01/12/2019		154,000	5,251

Total Thailand (Cost $150,849)			148,375

TURKEY 6.1%
SOVEREIGN ISSUES 6.1%
Turkey Government International Bond
3.000% due 01/06/2021 (c)	TRY	147,653	74,502
3.000% due 07/21/2021 (c)		149,981	76,066
3.000% due 08/02/2023 (c)		59,619	30,856
4.000% due 04/01/2020 (c)		136,755	72,489
6.300% due 02/14/2018		68,600	30,518
7.100% due 03/08/2023		233,800	100,314
8.800% due 11/14/2018		272,400	131,051
8.800% due 09/27/2023		161,800	76,868
10.400% due 03/20/2024		32,400	17,017
10.500% due 01/15/2020		53,030	27,283
11.000% due 08/06/2014		7,300	3,464

Total Turkey (Cost $659,773)			640,428

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
Barclays Bank PLC
0.000% due 10/04/2022 (c)	MXN	6,000	634
HBOS PLC
0.930% due 09/06/2017		$2,500	2,491
Mitchells & Butlers Finance PLC
1.008% due 12/15/2030	GBP	430	677

Total United Kingdom (Cost $3,492)			3,802

UNITED STATES 2.1%
ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities Trust
0.422% due 04/25/2036		$3,536	3,209
Citibank Omni Master Trust
4.900% due 11/15/2018		4,128	4,197

Countrywide Asset-Backed Certificates
0.252% due 05/25/2047		17	17
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037		26	17
HSI Asset Securitization Corp. Trust
0.442% due 11/25/2035		1,147	1,078
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		345	191
SLM Student Loan Trust
0.472% due 01/25/2040	EUR	2,400	2,875

			11,584

CORPORATE BONDS & NOTES 2.0%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,841
Ally Financial, Inc.
2.908% due 07/18/2016		500	514
4.625% due 06/26/2015		32,010	33,090
6.750% due 12/01/2014		400	410
Amgen, Inc.
0.608% due 05/22/2017		18,000	18,023
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		833	837
Apple, Inc.
0.293% due 05/05/2017		10,000	10,007
Bank of America Corp.
3.929% due 10/21/2025	MXN	58,000	4,997
Bank of America N.A.
0.511% due 06/15/2016		$12,000	11,943
Ford Motor Credit Co. LLC
1.474% due 05/09/2016		4,800	4,873
2.750% due 05/15/2015		4,750	4,842
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,700	3,762
Goldman Sachs Group, Inc.
0.852% due 06/04/2017		15,900	15,914
1.227% due 11/21/2014		1,600	1,605
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		1,000	997
0.647% due 06/02/2017		53,300	53,369
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		600	603
PepsiCo, Inc.
0.437% due 02/26/2016		2,000	2,003
SABMiller Holdings, Inc.
1.850% due 01/15/2015		11,962	12,048
Wachovia Bank N.A.
0.603% due 11/03/2014		1,683	1,684
Wachovia Corp.
0.596% due 10/15/2016		2,400	2,397
Wells Fargo & Co.
0.527% due 06/02/2017		18,200	18,218

			207,977

MORTGAGE-BACKED SECURITIES 0.0%
Banc of America Funding Corp.
2.622% due 03/20/2036		184	171
BCAP LLC Trust
0.322% due 01/25/2037 ^		661	504
Bear Stearns Adjustable Rate Mortgage Trust
2.568% due 01/25/2035		32	31
2.904% due 02/25/2036 ^		310	248
Bear Stearns Alt-A Trust
2.576% due 08/25/2036 ^		508	237
2.790% due 09/25/2035		60	53
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034		42	42
3.684% due 07/25/2046 ^		169	138
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		242	207
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 09/25/2047 ^		108	97
GSR Mortgage Loan Trust
2.555% due 11/25/2035 ^		218	187
HarborView Mortgage Loan Trust
0.493% due 06/20/2035		1,181	1,139
4.882% due 08/19/2036 ^		60	56
HomeBanc Mortgage Trust
5.312% due 04/25/2037 ^		276	228
Luminent Mortgage Trust
0.332% due 12/25/2036		110	82
MASTR Alternative Loan Trust
0.552% due 03/25/2036		116	36

Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		59	57
Residential Accredit Loans, Inc. Trust
3.588% due 02/25/2036 ^		228	167
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^		268	148
Sequoia Mortgage Trust
2.366% due 01/20/2047 ^		96	84
Structured Adjustable Rate Mortgage Loan Trust
4.900% due 03/25/2036 ^		193	165
WaMu Mortgage Pass-Through Certificates Trust
1.850% due 01/25/2037 ^		188	167
1.947% due 04/25/2037		125	110
2.054% due 12/25/2036 ^		117	103
2.344% due 09/25/2036 ^		200	181
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037		230	198

			4,836

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		51	57

Total United States (Cost $222,670)			224,454

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
CNPC General Capital Ltd.
1.450% due 04/16/2016		$22,400	22,456
Rosneft Finance S.A.
6.250% due 02/02/2015		4,400	4,528
7.500% due 07/18/2016		500	549

Total Virgin Islands (British) (Cost $27,423)			27,533

SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 1.4%
Banco do Brasil S.A.
1.211% due 06/29/2015		$15,900	15,904
Bank of China Ltd.
1.267% due 10/17/2014		22,300	22,243
China Construction Bank Corp.
1.700% due 04/16/2015		44,500	44,607
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		44,500	44,502
1.190% due 06/26/2015		23,700	23,703

			150,959

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co. LLC
0.900% due 10/03/2014		4,700	4,694

REPURCHASE AGREEMENTS (d) 0.1%			5,348

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.423% due 05/11/2015		8,700	8,705

JAPAN TREASURY BILLS 0.4%
0.057% due 08/04/2014	JPY	3,910,000	38,594

MALAYSIA TREASURY BILLS 0.5%
2.912% due 07/10/2014 - 09/23/2014 (b)	MYR	157,800	48,923

U.S. TREASURY BILLS 0.7%
0.051% due 07/03/2014 - 12/18/2014 (b)(f)(h)		$73,281	73,271

Total Short-Term Instruments (Cost $329,558)			330,494

Total Investments in Securities (Cost $9,824,532)			9,234,812

	SHARES
INVESTMENTS IN AFFILIATES 10.7%
SHORT-TERM INSTRUMENTS 10.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short-Term Floating NAV Portfolio	54,841,600	548,745
PIMCO Short-Term Floating NAV Portfolio III	58,466,304	584,195

Total Short-Term Instruments (Cost $1,133,000)		1,132,940

Total Investments in Affiliates (Cost $1,133,000)		1,132,940

Total Investments 98.2% (Cost $10,957,532)		$10,367,752
Financial Derivative Instruments (e)(g) (0.2%) (Cost or Premiums, net $4,646)		(23,682)
Other Assets and Liabilities, net 2.0%		214,537

Net Assets 100.0%		$10,558,607

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$5,348	Fannie Mae 2.110% due 11/07/2022	$(5,457)	$5,348	$5,348

Total Repurchase Agreements						$(5,457)	$5,348	$5,348

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Freddie Mac	5.000%	07/01/2044	$3,000	$(3,292)	$(3,320)

Total Short Sales					$(3,292)	$(3,320)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		$81,450	$532	$(57)	$0	$(31)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		208,600	(8,312)	(4,336)	0	(352)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		17,400	1,874	(1,407)	0	(93)
Pay	3-Month ZAR-JIBAR	8.340%	04/17/2024	ZAR	10,000	15	15	0	0
Receive	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	19,900	(730)	(66)	11	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		32,300	(2,143)	(547)	36	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024	MXN	172,900	297	245	7	0

Total Swap Agreements						$(8,467)	$(6,153)	$54	$(476)

(f)	Securities with an aggregate market value of $7,497 and cash of $693 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	315,764		$143,257	$433	$(88)
	07/2014	JPY	10,029,812		98,453	0	(553)
	07/2014		$140,925	BRL	315,764	1,987	0
	07/2014		4,790	MXN	62,466	18	0
	07/2014		90,552	MYR	300,000	2,849	0
	07/2014		4,800	PLN	14,613	3	0
	07/2014		4,009	TRY	8,579	28	0
	08/2014		2,576	BRL	5,814	31	0
	08/2014		25,956	RUB	910,835	610	0
	10/2014	COP	253,595,948		$129,222	0	(4,716)
	10/2014		$4,251	ZAR	45,792	0	(20)
	01/2015	BRL	6,061		$2,576	0	(31)
BPS	07/2014		183,430		81,664	0	(1,355)
	07/2014	RON	9,840		3,027	0	(42)
	07/2014		$83,248	BRL	183,430	18	(248)
	07/2014		642	HUF	146,000	3	0
	07/2014		148,061	MXN	1,947,727	1,850	0
	07/2014		9,002	PEN	25,745	186	0
	07/2014		4,187	PLN	12,820	27	0
	07/2014		2,316	RON	7,489	19	0
	07/2014		3,500	TRY	7,477	18	0
	08/2014		55,037	BRL	123,511	343	(2)
	10/2014		45,485	COP	86,316,195	103	0
	10/2014		103,961	MXN	1,367,500	654	0
	10/2014		3,688	ZAR	40,005	8	0
BRC	07/2014	BRL	225		$100	0	(2)
	07/2014	HUF	2,844,620		12,754	191	0
	07/2014	IDR	267,565,265		22,854	329	0
	07/2014	JPY	2,336,500		22,816	0	(248)
	07/2014	PLN	106,670		34,984	26	(103)
	07/2014	RON	76,540		23,656	0	(215)
	07/2014	THB	1,001,609		30,687	41	(187)
	07/2014		$102	BRL	225	0	0
	07/2014		2,018	CNY	12,533	12	0
	07/2014		96,921	HUF	21,677,443	0	(1,183)
	07/2014		42,127	IDR	496,140,751	486	(844)
	07/2014		9,999	INR	592,451	0	(173)
	07/2014		139,295	JPY	14,158,612	467	0
	07/2014		22,065	KRW	22,838,140	492	0
	07/2014		18,413	MYR	60,606	456	0
	07/2014		11,975	PLN	36,504	24	0
	07/2014		20,128	RON	64,779	75	0
	07/2014		249,723	THB	8,153,651	1,274	0
	08/2014	IDR	117,645,905		$9,661	0	(202)
	08/2014	JPY	12,788,112		125,947	0	(319)
	08/2014	RUB	1,575,436		45,250	99	(799)
	08/2014		$62,636	RUB	2,200,102	1,534	0
	09/2014	NGN	1,255,865		$7,545	0	(69)
	09/2014	SGD	10,928		8,685	0	(80)
	10/2014		$14,229	ZAR	154,602	55	0
	10/2014	ZAR	2,014,134		$187,952	2,090	(216)
	12/2014	PLN	81,800		26,790	109	0
CBK	07/2014	BRL	33,049		15,005	48	0
	07/2014	JPY	1,792,300		17,586	0	(106)
	07/2014	MYR	34,633		10,640	0	(143)
	07/2014		$14,755	BRL	33,049	203	0
	07/2014		1,729	CNY	10,742	10	0
	07/2014		79,865	HUF	17,891,308	0	(849)
	07/2014		33,626	MXN	438,331	111	0
	07/2014		52,453	MYR	174,381	1,838	0
	07/2014		32,033	RON	104,061	420	0
	07/2014		124,253	THB	4,067,885	971	0
	08/2014	EUR	542		$738	0	(4)
	08/2014	INR	339,242		5,672	67	0
	08/2014	JPY	3,910,000		38,296	0	(310)
	10/2014		$3,959	COP	7,522,544	14	0
	10/2014		1,155	ZAR	12,772	25	0
	10/2014	ZAR	197,391		$18,363	126	0
DUB	07/2014	BRL	19,593		8,584	0	(284)
	07/2014	CNY	35,947		5,809	0	(11)
	07/2014	HUF	1,294,327		5,796	80	0
	07/2014	IDR	116,378,727		9,969	172	0
	07/2014	PHP	3,236,853		71,675	0	(2,511)
	07/2014	PLN	159,968		52,365	0	(214)
	07/2014	RON	122,770		37,835	0	(454)
	07/2014	THB	2,134,923		65,710	0	(10)
	07/2014		$8,799	BRL	19,593	77	(8)
	07/2014		26,852	CNY	165,798	0	(7)
	07/2014		17,154	IDR	211,083,740	616	0
	07/2014		9,178	INR	553,409	75	(74)
	07/2014		7,484	KRW	7,680,081	101	0
	07/2014		50,243	MYR	166,006	1,441	0
	07/2014		48,833	PEN	140,433	1,283	0
	07/2014		39,624	THB	1,300,000	395	0
	08/2014	RUB	1,727,417		$49,474	0	(909)
	08/2014		$8,975	IDR	102,986,585	0	(342)
	09/2014	IDR	10,567,213		$885	3	0
	09/2014	PEN	176,395		62,463	0	(1)
	10/2014	COP	83,008,718		42,375	0	(1,466)
	10/2014		$28,821	COP	54,782,035	112	0
	10/2014		1,211	ZAR	13,200	8	0
	09/2015		5,220	CNY	31,920	0	(102)
FBF	07/2014	BRL	4,000		$1,787	0	(23)
	07/2014	MYR	27,624		8,409	0	(191)
	07/2014	THB	178,620		5,430	0	(69)
	07/2014		$1,816	BRL	4,000	0	(6)
	07/2014		17,138	IDR	202,872,013	267	(326)
	07/2014		16,951	INR	1,039,235	286	0
	07/2014		17,409	MYR	57,493	491	0
	07/2014		98,304	THB	3,207,218	425	0
	08/2014	RUB	585,669		$16,533	0	(549)
	08/2014		$4,991	BRL	11,416	128	0
	10/2014		53,315	COP	102,364,282	749	0
	01/2015	BRL	11,898		$4,991	0	(127)
GLM	07/2014	EUR	18,560		25,419	5	0
	07/2014	RON	46,894		14,460	0	(165)
	07/2014	THB	314,776		9,678	0	(12)
	07/2014		$36,726	MYR	122,244	1,333	0
	07/2014		3,112	PEN	8,933	76	0
	07/2014		22,494	RON	73,038	285	0
	08/2014		208,717	MXN	2,749,328	2,420	0
	08/2014		50,663	RUB	1,813,371	2,227	0
	09/2014		68,276	MXN	888,539	34	(206)
	10/2014		187,418		2,462,479	963	0
	10/2014		12,848	ZAR	139,035	0	(3)
	10/2014	ZAR	116,815		$10,739	0	(53)
	01/2015	CNY	5,701		895	0	(24)
HUS	07/2014	BRL	8		4	0	0
	07/2014	TRY	8,673		4,129	48	0
	07/2014		$4	BRL	8	0	0
	07/2014		290	CNY	1,800	2	0
	07/2014		54,829	INR	3,400,284	1,568	0
	07/2014		8,858	THB	289,253	46	0
	08/2014	RUB	767,318		$22,502	122	0
	08/2014		$35,025	RUB	1,221,308	596	0
	09/2014	NGN	4,793,854		$28,832	0	(233)
	10/2014		$15,291	ZAR	167,343	170	(1)
	01/2015		895	CNY	5,701	24	0
JPM	07/2014	BRL	469,855		$209,897	0	(2,755)
	07/2014	CNY	264,217		42,640	0	(141)
	07/2014	INR	3,809,918		63,541	349	0
	07/2014	THB	230,358		7,112	21	0
	07/2014		$212,410	BRL	469,855	753	(511)
	07/2014		25,232	EUR	18,560	182	0
	07/2014		127	HUF	28,665	0	(1)
	07/2014		36,521	INR	2,228,541	578	(136)
	07/2014		7,389	KRW	7,572,986	90	0
	07/2014		7,948	MYR	25,905	118	0
	07/2014		33,903	PLN	103,266	39	0
	07/2014		1,262	RON	4,107	19	0
	07/2014		150,361	THB	4,884,418	85	(87)
	07/2014		103,100	TRY	219,748	298	0
	08/2014	EUR	18,560		$25,235	0	(182)
	08/2014	RUB	2,952,133		84,430	68	(1,742)
	08/2014		$207,988	BRL	469,855	2,676	0
	08/2014		11,350	INR	677,709	0	(154)
	08/2014		86,457	RUB	3,050,217	2,508	0
	10/2014	BRL	566,082		$246,352	0	(3,271)
	10/2014		$308,967	ZAR	3,384,959	3,771	(14)
	10/2014	ZAR	452,229		$42,506	759	(33)
	01/2015	BRL	147,213		62,197	0	(1,123)
	09/2015		$5,000	CNY	31,950	123	0
MSC	07/2014	MYR	48,365		$14,900	0	(158)
	07/2014	THB	503,743		15,547	40	0
	08/2014	BRL	30,838		12,773	0	(1,053)
	08/2014	INR	339,242		5,672	67	0
	08/2014	RUB	906,079		25,743	14	(698)
	08/2014		$4,400	CLP	2,475,813	54	0
	01/2015	BRL	88,180		$37,060	0	(870)
NGF	07/2014		$15,116	INR	897,210	0	(235)
RBC	08/2014		165,471	MXN	2,193,815	3,005	0
	09/2014		25,692		335,372	13	0
SCX	07/2014		3,739	IDR	43,185,094	0	(103)
	07/2014		39,150	MYR	130,167	1,376	0
	08/2014		6,225	IDR	75,485,990	103	0
SOG	07/2014	INR	79,253		$1,321	6	0
	07/2014		$15,610	RON	50,617	177	0
	07/2014		293,560	TRY	618,013	0	(2,765)
	10/2014		9,082	COP	17,216,747	11	0
UAG	07/2014	BRL	465,854		$209,569	305	(1,577)
	07/2014	IDR	255,949,320		21,848	300	0
	07/2014	PLN	31,178		10,201	0	(47)
	07/2014	THB	4,968,084		153,005	71	0
	07/2014		$206,936	BRL	465,854	3,906	0
	07/2014		2,567	CNY	15,945	15	0
	07/2014		4,948	IDR	57,006,533	0	(149)
	07/2014		6,726	INR	397,103	0	(140)
	07/2014		1,600	KRW	1,641,920	22	0
	07/2014		8,820	MXN	115,851	97	0
	07/2014		217,454	MYR	720,788	6,954	0
	07/2014		43,679	THB	1,423,062	128	0
	08/2014	IDR	126,240,445		$10,391	3	(195)
	08/2014		$111,483	BRL	252,006	1,507	0
	10/2014	ZAR	15,560		$1,441	3	0
	06/2015	CNY	1,020		164	0	0

Total Forward Foreign Currency Contracts						$68,023	$(39,628)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800%	07/16/2014	$286,900	$1,521	$189

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$64,380	$1,545	$260
DUB	Call - OTC USD versus KRW	KRW	1,075.000	07/22/2014	4,148	26	0
FBF	Call - OTC USD versus BRL	BRL	2.420	07/21/2014	43,150	442	3
UAG	Call - OTC USD versus CNH	CNH	6.371	03/03/2015	105,250	791	538
	Put - OTC USD versus CNY	CNY	6.048	03/03/2015	105,250	433	75
	Call - OTC USD versus KRW	KRW	1,075.000	07/22/2014	37,337	244	0

						$3,481	$876

Total Purchased Options						$5,002	$1,065

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$6,300	$(20)	$(13)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$25,574	$(696)	$(631)
BRC	Call - OTC USD versus BRL		2.400	07/25/2014	35,400	(363)	(7)
	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	64,380	(1,571)	(135)
	Put - OTC USD versus JPY		91.000	02/18/2016	47,400	(1,187)	(679)
DUB	Put - OTC USD versus KRW	KRW	1,020.000	07/22/2014	4,148	(16)	(40)
	Call - OTC USD versus TRY	TRY	2.160	07/11/2014	53,400	(219)	(83)
FBF	Put - OTC USD versus BRL	BRL	2.230	07/21/2014	43,150	(431)	(440)
	Call - OTC USD versus INR	INR	60.000	08/21/2014	11,700	(150)	(177)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	24,000	(197)	(56)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	16,800	(207)	(254)
	Call - OTC USD versus TRY	TRY	2.320	07/01/2014	41,700	(419)	0
	Call - OTC USD versus TRY		2.310	07/23/2014	40,600	(428)	(4)
JPM	Call - OTC USD versus INR	INR	62.000	08/14/2014	40,800	(285)	(117)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	22,470	(574)	(322)
	Put - OTC USD versus MXN	MXN	12.900	08/01/2014	41,900	(326)	(154)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	54,600	(221)	(209)
MSB	Call - OTC USD versus INR	INR	61.300	08/14/2014	40,800	(359)	(206)
UAG	Put - OTC USD versus CNH	CNH	6.043	03/03/2015	105,250	(497)	(43)
	Call - OTC USD versus CNY	CNY	6.321	03/03/2015	105,250	(599)	(309)
	Call - OTC USD versus INR	JPY	68.000	06/01/2015	10,310	(182)	(164)
	Put - OTC USD versus KRW	KRW	1,020.000	07/22/2014	37,337	(158)	(360)

						$(9,085)	$(4,390)

Total Written Options						$(9,105)	$(4,403)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	$67,470	$(2,347)	$(16,995)	$0	$(19,342)
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	30,052	915	1,393	2,308	0
DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(549)	0	(1,004)

						$(1,887)	$(16,151)	$2,308	$(20,346)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.279%	$1,000	$5	$8	$13	$0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	4,600	(9)	63	54	0
	Export-Import Bank of China	1.000%	09/20/2016	0.590%	700	(20)	27	7	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	102,300	589	(23)	566	0
BRC	Colombia Government International Bond	1.000%	06/20/2019	0.765%	11,200	12	118	130	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	9,200	46	5	51	0
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	21,400	66	20	86	0
	Ukraine Government International Bond	5.000%	12/20/2014	10.513%	2,000	(48)	0	0	(48)
CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.310%	32,000	(833)	771	0	(62)
DUB	Brazil Government International Bond	1.000%	03/20/2016	0.524%	900	(2)	10	8	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%	20,000	119	(76)	43	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	6,500	(46)	53	7	0
FBF	Colombia Government International Bond	1.000%	03/20/2016	0.279%	700	4	5	9	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	25,000	(153)	529	376	0
GST	Brazil Government International Bond	1.000%	03/20/2016	0.524%	15,800	(24)	159	135	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	900	6	6	12	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	1.358%	6,000	3	(17)	0	(14)
	Russia Government International Bond	1.000%	03/20/2016	1.054%	16,000	(43)	33	0	(10)
HUS	Colombia Government International Bond	1.000%	03/20/2016	0.279%	17,300	113	109	222	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	12,800	(31)	180	149	0
	Qatar Government International Bond	1.000%	06/20/2016	0.155%	500	(4)	12	8	0
JPM	Colombia Government International Bond	1.000%	06/20/2019	0.765%	8,200	40	55	95	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%	14,300	(42)	33	0	(9)
MYC	Brazil Government International Bond	1.000%	03/20/2016	0.524%	10,300	(2)	90	88	0
	Export-Import Bank of China	1.000%	09/20/2016	0.590%	1,000	(27)	37	10	0
	Qatar Government International Bond	1.000%	06/20/2016	0.155%	13,000	(4)	226	222	0
	Russia Government International Bond	1.000%	03/20/2015	0.794%	8,500	23	(8)	15	0

						$(262)	$2,425	$2,306	$(143)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized Appreciation	Asset	Liability
JPM	Fixed rate equal to 9.870% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	08/12/2019	TRY	1,000	$450	$4	$43	$47	$0

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	365,800	$423	$(10,467)	$0	$(10,044)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		79,200	80	(1,801)	0	(1,721)
	Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	MYR	130,500	0	146	146	0
	Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020		81,600	(6)	105	99	0
	Pay	6-Month THB-THBFIX	3.320%	11/12/2018	THB	85,000	0	60	60	0
	Pay	6-Month THB-THBFIX	3.390%	11/13/2018		81,000	0	65	65	0
	Pay	6-Month THB-THBFIX	3.320%	07/27/2020		1,382,300	0	649	649	0
	Pay	28-Day MXN-TIIE	6.960%	07/27/2020	MXN	210,000	567	883	1,450	0
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	20,400	73	(24)	49	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021	THB	456,100	0	329	329	0
	Pay	6-Month THB-THBFIX	3.415%	01/21/2021		291,760	(1)	170	169	0
	Pay	6-Month THB-THBFIX	3.385%	01/23/2021		266,600	(1)	139	138	0
BRC	Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRL	97,400	(260)	(2,757)	0	(3,017)
	Receive	1-Year BRL-CDI	11.470%	01/02/2017		6,900	(10)	(19)	0	(29)
	Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	MYR	83,000	0	13	13	0
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017		39,930	0	(242)	0	(242)
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018	ZAR	454,300	9	(292)	0	(283)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020		579,200	85	(3,050)	0	(2,965)
	Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020		99,000	(6)	(87)	0	(93)
	Pay	3-Month ZAR-JIBAR	8.000%	12/18/2023		571,800	230	(745)	0	(515)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	4,689,200	97	1,640	1,737	0
	Pay	6-Month THB-THBFIX	3.395%	06/22/2020	THB	285,000	0	133	133	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	330,000	568	2,418	2,986	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		243,255	20	249	269	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		355,000	1,566	219	1,785	0
	Pay	28-Day MXN-TIIE	7.755%	02/02/2034		4,900	0	36	36	0
CBK	Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	MYR	96,080	(1)	(587)	0	(588)
	Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018		61,900	0	(407)	0	(407)
	Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	ZAR	47,100	(13)	(25)	0	(38)
	Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	PLN	31,100	(4)	617	613	0
	Pay	6-Month THB-THBFIX	3.390%	01/29/2015	THB	1,088,000	62	403	465	0
	Pay	6-Month THB-THBFIX	3.520%	01/13/2021		36,700	0	29	29	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		243,000	0	175	175	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		177,700	(1)	103	102	0
	Pay	6-Month THB-THBFIX	3.420%	01/17/2021		483,840	0	288	288	0
	Pay	28-Day MXN-TIIE	8.050%	12/26/2018	MXN	50	0	1	1	0
DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017	BRL	107,800	0	(2,017)	0	(2,017)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		47,500	91	629	720	0
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	45,000	0	(273)	0	(273)
	Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018		47,916	0	(308)	0	(308)
	Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020		95,600	(6)	(169)	0	(175)
	Pay	6-Month THB-THBFIX	3.620%	08/19/2014	THB	785,000	(26)	209	183	0
	Pay	6-Month THB-THBFIX	3.350%	11/08/2018		99,000	0	75	75	0
	Pay	6-Month THB-THBFIX	3.340%	11/11/2018		73,000	0	53	53	0
	Pay	6-Month THB-THBFIX	3.370%	11/14/2018		81,000	0	61	61	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		157,700	0	114	114	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		126,900	(1)	74	73	0
	Pay	6-Month THB-THBFIX	3.410%	01/21/2021		255,630	(1)	146	145	0
	Pay	6-Month THB-THBFIX	3.390%	01/23/2021		236,600	(1)	125	124	0
FBF	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	267,000	24	606	630	0
GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	29,100	80	(785)	0	(705)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,520,000	(9)	280	271	0
	Pay	28-Day MXN-TIIE	5.750%	09/11/2020	MXN	1,389,000	(493)	2,744	2,251	0
	Pay	28-Day MXN-TIIE	7.220%	08/25/2028		180,800	(34)	927	893	0
	Pay	28-Day MXN-TIIE	7.245%	09/06/2028		100,000	(1)	522	521	0
GST	Pay	3-Month PLN-WIBOR	3.500%	09/17/2024	PLN	41,500	(79)	206	127	0
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	ZAR	93,400	(24)	77	53	0
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018		225,800	(69)	(71)	0	(140)
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	560,800	1,345	1,263	2,608	0
	Pay	1-Year BRL-CDI	8.320%	01/02/2017		531,100	672	(16,030)	0	(15,358)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,140,000	(9)	277	268	0
	Pay	3-Month ZAR-JIBAR	7.500%	12/18/2018	ZAR	563,800	(100)	258	158	0
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023		306,700	(516)	(596)	0	(1,112)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	8,385,000	(95)	3,202	3,106	1
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	194,800	316	1,447	1,763	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		52,700	(3)	289	286	0
	Pay	28-Day MXN-TIIE	5.500%	02/22/2023		434,400	(33)	(829)	0	(862)
JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220%	03/13/2019	COP	5,000,000	(1)	(25)	0	(26)
	Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	MYR	64,000	0	11	11	0
	Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016		462,100	97	(1,299)	0	(1,202)
	Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018		40,940	0	(266)	0	(266)
	Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020		18,600	0	47	47	0
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	464,400	112	(2,490)	0	(2,378)
	Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023		118,200	(132)	64	0	(68)
	Pay	3-Month ZAR-JIBAR	7.750%	12/18/2023		301,100	(32)	(713)	1	(746)
	Pay	6-Month HUF-BBR	6.000%	09/15/2015	HUF	4,380,900	0	1,514	1,514	0
	Pay	6-Month HUF-BBR	6.150%	09/15/2015		300,000	(8)	119	111	0
	Pay	6-Month THB-THBFIX	3.480%	08/19/2016	THB	5,055,400	328	4,411	4,739	0
	Pay	6-Month THB-THBFIX	3.320%	07/29/2020		413,900	(4)	195	191	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	7,000	(42)	46	4	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		525,600	(12)	3,138	3,126	0
MYC	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	234,400	604	486	1,090	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		9,100	(5)	(272)	0	(277)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		50,000	3	(1,337)	0	(1,334)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		627,500	3,607	(17,881)	0	(14,274)
	Pay	3-Month CLP-CNREPOFIX	4.410%	04/24/2019	CLP	1,200,000	(1)	51	50	0
	Pay	3-Month PLN-WIBOR	3.500%	09/17/2024	PLN	44,100	(76)	210	134	0
	Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	ZAR	372,600	(13)	138	125	0
	Pay	6-Month HUF-BBR	6.180%	08/24/2020	HUF	2,950,000	0	2,816	2,816	0
	Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MXN	340,000	18	3,615	3,633	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		948,550	630	4,222	4,852	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		970,000	60	1,012	1,072	0
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		407,600	(366)	(1,552)	0	(1,918)
SOG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	586,400	1,563	1,165	2,728	0
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		425,900	(369)	(12,708)	0	(13,077)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		75,000	0	(2,039)	0	(2,039)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		300,000	422	(6,978)	0	(6,556)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		3,300	6	44	50	0

							$10,894	$(43,383)	$52,563	$(85,052)

Total Swap Agreements							$8,749	$(57,066)	$57,224	$(105,541)

(h)	Securities with an aggregate market value of $53,352 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$946	$0	$946
Brazil
Corporate Bonds & Notes	0	202,117	0	202,117
Sovereign Issues	0	1,184,792	0	1,184,792
Cayman Islands
Asset-Backed Securities	0	6,940	1,442	8,382
Corporate Bonds & Notes	0	5,705	0	5,705
Chile
Corporate Bonds & Notes	0	19,648	0	19,648
Sovereign Issues	0	7,779	0	7,779
China
Common Stocks	1,688	0	0	1,688
Corporate Bonds & Notes	0	19,129	0	19,129
Sovereign Issues	0	4,645	164	4,809
Colombia
Corporate Bonds & Notes	0	44,304	0	44,304
Sovereign Issues	0	544,254	0	544,254
France
Corporate Bonds & Notes	0	15,912	0	15,912
Germany
Corporate Bonds & Notes	0	13,818	0	13,818
Hong Kong
Corporate Bonds & Notes	0	21,359	0	21,359
Hungary
Sovereign Issues	0	27,857	0	27,857
India
Corporate Bonds & Notes	0	53,314	0	53,314
Indonesia
Sovereign Issues	0	612,597	0	612,597
Ireland
Corporate Bonds & Notes	0	210,457	0	210,457
Israel
Corporate Bonds & Notes	0	11,295	0	11,295
Kazakhstan
Corporate Bonds & Notes	0	28,180	0	28,180
Luxembourg
Corporate Bonds & Notes	0	466,536	0	466,536
Malaysia
Corporate Bonds & Notes	0	832	0	832
Sovereign Issues	0	498,469	0	498,469
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	113,338	300	113,638
Sovereign Issues	0	187,666	0	187,666
Netherlands
Corporate Bonds & Notes	0	275	0	275
Nigeria
Sovereign Issues	0	212,018	0	212,018
Panama
Sovereign Issues	0	9,660	0	9,660
Peru
Sovereign Issues	0	177,197	0	177,197
Philippines
Corporate Bonds & Notes	0	1,013	0	1,013
Sovereign Issues	0	63,344	0	63,344
Poland
Sovereign Issues	0	1,305,522	0	1,305,522
Qatar
Corporate Bonds & Notes	0	19,370	0	19,370
Sovereign Issues	0	5,508	0	5,508
Romania
Sovereign Issues	0	168,794	0	168,794
Russia
Corporate Bonds & Notes	0	37,211	0	37,211
Sovereign Issues	0	410,567	0	410,567
South Africa
Corporate Bonds & Notes	0	2,131	0	2,131
Sovereign Issues	0	1,017,257	0	1,017,257
South Korea
Corporate Bonds & Notes	0	88,466	0	88,466
Sovereign Issues	0	7,486	0	7,486
Spain
Sovereign Issues	0	7,829	0	7,829
Sri Lanka
Sovereign Issues	0	4,446	0	4,446
Switzerland
Corporate Bonds & Notes	0	16,148	0	16,148
Thailand
Sovereign Issues	0	148,375	0	148,375
Turkey
Sovereign Issues	0	640,428	0	640,428
United Kingdom
Corporate Bonds & Notes	0	3,168	634	3,802
United States
Asset-Backed Securities	0	11,584	0	11,584
Corporate Bonds & Notes	0	202,980	4,997	207,977
Mortgage-Backed Securities	0	4,836	0	4,836
U.S. Government Agencies	0	57	0	57
Virgin Islands (British)
Corporate Bonds & Notes	0	27,533	0	27,533
Short-Term Instruments
Certificates of Deposit	0	150,959	0	150,959
Commercial Paper	0	4,694	0	4,694
Repurchase Agreements	0	5,348	0	5,348
Short-Term Notes	0	8,705	0	8,705
Japan Treasury Bills	0	38,594	0	38,594
Malaysia Treasury Bills	0	48,923	0	48,923
U.S. Treasury Bills	0	73,271	0	73,271
	$1,688	$9,225,586	$7,538	$9,234,812

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,132,940	$0	$0	$1,132,940

Total Investments	$1,134,628	$9,225,586	$7,538	$10,367,752

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,320)	$0	$(3,320)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	54	0	54
Over the counter	0	126,312	0	126,312
	$0	$126,366	$0	$126,366

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(476)	0	(476)
Over the counter	0	(149,572)	0	(149,572)

	$0	$(150,048)	$0	$(150,048)

Totals	$1,134,628	$9,198,584	$7,538	$10,340,750

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.1%
ARGENTINA 0.4%
SOVEREIGN ISSUES 0.4%
Argentina Bonar Bonds
8.750% due 05/07/2024	$14,400	$13,347
Argentine Republic Government International Bond
8.280% due 12/31/2033	15,142	12,719

Total Argentina (Cost $24,375)		26,066

AZERBAIJAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024	$16,200	16,767

Total Azerbaijan (Cost $15,891)		16,767

BERMUDA 0.4%
CORPORATE BONDS & NOTES 0.4%
Qtel International Finance Ltd.
4.500% due 01/31/2043	$7,700	7,234
4.750% due 02/16/2021	4,050	4,410
7.875% due 06/10/2019	7,900	9,896

Total Bermuda (Cost $21,429)		21,540

BRAZIL 10.6%
CORPORATE BONDS & NOTES 8.3%
Banco BTG Pactual S.A.
4.000% due 01/16/2020	$3,300	3,168
Banco do Brasil S.A.
3.875% due 10/10/2022	43,550	41,046
6.000% due 01/22/2020	23,975	26,672
9.250% due 04/15/2023 (d)(f)	3,500	3,639
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019 (f)	5,410	5,572
Braskem Finance Ltd.
7.000% due 05/07/2020	692	781
Brazil Minas SPE Via State of Minas Gerais
5.333% due 02/15/2028	14,800	15,007
BRF S.A.
4.750% due 05/22/2024	15,600	15,405
Caixa Economica Federal
2.375% due 11/06/2017	11,350	11,106
3.500% due 11/07/2022	14,900	13,559
4.250% due 05/13/2019	15,000	15,180
4.500% due 10/03/2018	9,900	10,185
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	21,235	21,890
6.875% due 07/30/2019	45,095	50,281
CSN Islands Corp.
6.875% due 09/21/2019	17,810	18,968
CSN Resources S.A.
6.500% due 07/21/2020	165	172
Petrobras Global Finance BV
5.625% due 05/20/2043	8,900	8,099
6.250% due 03/17/2024	14,000	14,937
Petrobras International Finance Co.
2.875% due 02/06/2015	6,840	6,930
5.375% due 01/27/2021	4,900	5,131
5.750% due 01/20/2020	35,746	38,295
5.875% due 03/01/2018	10,000	10,916
6.750% due 01/27/2041	3,000	3,105
6.875% due 01/20/2040	3,600	3,807
7.875% due 03/15/2019	126,260	147,830
Samarco Mineracao S.A.
5.750% due 10/24/2023	8,900	9,365
Vale Overseas Ltd.
6.875% due 11/21/2036	700	778
8.250% due 01/17/2034	1,755	2,202

		504,026

SOVEREIGN ISSUES 2.3%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	20,000	29,276
5.750% due 09/26/2023		$12,400	13,361
6.369% due 06/16/2018		6,960	7,847
6.500% due 06/10/2019		3,580	4,045
Brazil Government International Bond
5.625% due 01/07/2041		3,550	3,834
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	96,431	39,988
10.000% due 01/01/2023		9,118	3,704
10.000% due 01/01/2025		97,800	38,744

			140,799

Total Brazil (Cost $633,072)			644,825

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		$2,800	2,793

Total Canada (Cost $2,800)			2,793

CAYMAN ISLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Alpha Star Holding Ltd.
4.970% due 04/09/2019		$2,400	2,310
Baidu, Inc.
3.500% due 11/28/2022		17,000	16,777
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		4,300	4,697
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		20,320	22,565
Interoceanica Finance Ltd.
0.000% due 11/30/2018		4,588	4,180
0.000% due 05/15/2030		7,400	3,314
Mongolian Mining Corp.
8.875% due 03/29/2017		8,900	5,830
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		41,732	45,175
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2022		2,068	2,219
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,962	1,848

Total Cayman Islands (Cost $108,396)			108,915

CHILE 1.6%
CORPORATE BONDS & NOTES 1.6%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,071
Banco de Credito e Inversiones
3.000% due 09/13/2017		1,900	1,957
Banco del Estado de Chile
2.000% due 11/09/2017		3,700	3,745
3.875% due 02/08/2022		200	202
Banco Santander Chile
3.875% due 09/20/2022		20,210	20,423
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,900	2,005
7.250% due 07/29/2019		12,600	14,817
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		14,100	12,919
7.500% due 01/15/2019		2,300	2,808
E.CL S.A.
5.625% due 01/15/2021		10,500	11,503
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024		4,800	5,080
ENTEL Chile S.A.
4.875% due 10/30/2024		17,800	18,570

			95,100

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,942

Total Chile (Cost $92,021)			97,042

	SHARES
CHINA 0.7%
COMMON STOCKS 0.0%
Kweichow Moutai Co. Ltd.		41,459	949

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.7%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$13,000	13,649
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		7,200	7,211
4.875% due 05/17/2042		10,510	10,691
State Grid Overseas Investment 2014 Ltd.
4.125% due 05/07/2024		9,600	9,865

			41,416

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	3,510	594
China Government International Bond
3.290% due 04/18/2020		8,250	1,287
3.320% due 06/12/2015		570	92
3.380% due 05/23/2023		1,200	184
4.080% due 08/22/2023		1,100	178

			2,335

Total China (Cost $43,733)			44,700

COLOMBIA 3.2%
CORPORATE BONDS & NOTES 2.5%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,384
Ecopetrol S.A.
5.875% due 09/18/2023		8,500	9,577
5.875% due 05/28/2045		15,900	16,552
7.375% due 09/18/2043		15,700	19,401
7.625% due 07/23/2019		86,680	106,616

			153,530

SOVEREIGN ISSUES 0.7%
Colombia Government International Bond
6.125% due 01/18/2041		14,015	16,888
7.375% due 09/18/2037		10,275	14,051
8.125% due 05/21/2024		4,100	5,535
9.850% due 06/28/2027	COP	600,000	420
11.750% due 02/25/2020		$1,947	2,828

			39,722

Total Colombia (Cost $181,382)			193,252

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$12,830	12,381
4.375% due 04/30/2025		4,000	3,766
5.625% due 04/30/2043		7,700	6,961

Total Costa Rica (Cost $24,460)			23,108

EL SALVADOR 1.5%
SOVEREIGN ISSUES 1.5%
El Salvador Government International Bond
5.875% due 01/30/2025		$22,100	21,746
7.375% due 12/01/2019		8,800	9,801
7.625% due 09/21/2034		3,070	3,408
7.625% due 02/01/2041		23,050	24,836
7.650% due 06/15/2035		18,630	20,242
7.750% due 01/24/2023		500	568
8.250% due 04/10/2032		7,210	8,273

Total El Salvador (Cost $92,223)			88,874

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$8,204	9,002

Total Gabon (Cost $8,215)			9,002

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$4,300	4,261
5.750% due 06/06/2022		21,100	22,809

Total Guatemala (Cost $26,058)			27,070

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$8,342	8,961

Total Guernsey, Channel Islands (Cost $8,342)			8,961

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.000% due 05/09/2023		$16,600	15,695
3.875% due 05/02/2022		4,460	4,551
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		13,200	13,554
Nexen Energy ULC
6.400% due 05/15/2037		1,130	1,362
7.500% due 07/30/2039		3,370	4,569

Total Hong Kong (Cost $39,668)			39,731

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	4,800	6,740
5.350% due 05/20/2024		$6,800	7,084
Export-Import Bank of India
4.000% due 08/07/2017		4,900	5,175
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016		200	209
ONGC Videsh Ltd.
3.750% due 05/07/2023		5,400	5,162

Total India (Cost $23,384)			24,370

INDONESIA 7.6%
CORPORATE BONDS & NOTES 3.3%
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		$6,000	6,225
Majapahit Holding BV
7.250% due 06/28/2017		6,145	6,982
7.750% due 10/17/2016		29,080	32,824
7.750% due 01/20/2020		47,507	55,820
7.875% due 06/29/2037		2,250	2,633
8.000% due 08/07/2019		7,150	8,473
Pertamina Persero PT
4.300% due 05/20/2023		21,900	20,778
6.000% due 05/03/2042		31,458	29,491
6.450% due 05/30/2044		25,600	25,472
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		11,810	12,460

			201,158

SOVEREIGN ISSUES 4.3%
Indonesia Government International Bond
4.625% due 04/15/2043		28,400	24,921
5.375% due 10/17/2023		8,700	9,276
5.875% due 03/13/2020		8,008	8,929
6.625% due 02/17/2037		6,360	7,107
6.750% due 01/15/2044		39,200	45,178
6.875% due 03/09/2017		44,430	50,150
6.875% due 01/17/2018		45,100	51,809
7.750% due 01/17/2038		7,225	9,031
8.500% due 10/12/2035		2,400	3,198
11.625% due 03/04/2019		37,300	50,915

			260,514

Total Indonesia (Cost $452,003)			461,672

IRELAND 6.1%
CORPORATE BONDS & NOTES 6.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$35,575	42,512
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		16,100	15,697
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		16,600	16,766
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		33,900	31,824
5.326% due 02/03/2016		1,000	1,054
6.604% due 02/03/2021		24,200	26,076
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		25,800	25,606
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,800	2,783
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		58,760	63,461
7.487% due 03/25/2031	GBP	1,000	1,840
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$4,300	4,536
7.748% due 02/02/2021		21,800	24,035
9.125% due 04/30/2018		2,500	2,867
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		12,400	13,020
5.450% due 11/22/2017		12,200	12,880
5.942% due 11/21/2023		400	404
6.025% due 07/05/2022		45,515	46,994
6.800% due 11/22/2025		4,000	4,305
6.902% due 07/09/2020		30,460	33,125

Total Ireland (Cost $360,169)			369,785

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$14,200	16,206
9.375% due 01/28/2020		2,750	3,446

			19,652

SOVEREIGN ISSUES 0.0%
Israel Government International Bond
4.500% due 01/30/2043		800	787

Total Israel (Cost $19,817)			20,439

KAZAKHSTAN 3.4%
CORPORATE BONDS & NOTES 3.4%
Intergas Finance BV
6.375% due 05/14/2017		$10,045	10,861
KazMunayGas National Co. JSC
4.400% due 04/30/2023		3,600	3,539
5.750% due 04/30/2043		19,700	19,010
6.375% due 04/09/2021		31,080	34,763
7.000% due 05/05/2020		46,500	53,126
9.125% due 07/02/2018		21,550	26,046
11.750% due 01/23/2015		17,925	18,967
Samruk-Energy JSC
3.750% due 12/20/2017		42,110	42,689

Total Kazakhstan (Cost $201,244)			209,001

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Kenya Government International Bond
5.875% due 06/24/2019	$4,200	4,292
6.875% due 06/24/2024	21,000	21,882

Total Kenya (Cost $25,200)		26,174

LITHUANIA 0.0%
SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond
6.125% due 03/09/2021	$2,500	2,934

Total Lithuania (Cost $2,857)		2,934

LUXEMBOURG 8.0%
CORPORATE BONDS & NOTES 8.0%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	$2,500	2,508
Evraz Group S.A.
9.500% due 04/24/2018	500	541
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	9,100	8,486
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	6,520	6,373
5.092% due 11/29/2015	21,700	22,718
5.999% due 01/23/2021	1,160	1,243
6.212% due 11/22/2016	19,160	20,884
6.510% due 03/07/2022	38,913	42,357
8.125% due 07/31/2014	9,000	9,044
8.146% due 04/11/2018 (f)	900	1,038
8.146% due 04/11/2018	13,700	15,806
8.625% due 04/28/2034	8,800	10,912
9.250% due 04/23/2019	74,000	90,187
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	35,950	37,115
6.299% due 05/15/2017	8,450	8,957
7.750% due 05/29/2018	17,250	19,051
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	14,100	14,918
5.400% due 03/24/2017	27,300	29,110
5.499% due 07/07/2015	38,380	39,897
5.717% due 06/16/2021	18,300	19,304
6.125% due 02/07/2022	37,550	40,319
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018	5,730	5,687
5.900% due 10/17/2022	6,410	6,306
6.700% due 10/25/2017	23,250	24,919
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	878
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017	4,090	4,321
6.875% due 05/29/2018	2,100	2,268

Total Luxembourg (Cost $474,852)		485,147

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020	$2,400	2,678
Petroliam Nasional Bhd.
7.625% due 10/15/2026	14,270	19,635

Total Malaysia (Cost $19,267)		22,313

	SHARES
MEXICO 12.0%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 10.1%
America Movil S.A.B. de C.V.		9c0
6.450% due 12/05/2022	MXN	94,000	7,221
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		$6,620	6,769
BBVA Bancomer S.A.
6.500% due 03/10/2021		28,650	32,447
6.750% due 09/30/2022		16,650	19,064
Comision Federal de Electricidad
4.875% due 05/26/2021		9,700	10,481
4.875% due 01/15/2024		17,400	18,618
5.750% due 02/14/2042		11,100	11,849
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		14,600	1,825
9.250% due 06/30/2020 ^		900	113
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		2,200	341
9.500% due 12/11/2019 ^		100	16
Grupo Televisa S.A.B.
5.000% due 05/13/2045		4,700	4,733
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,000	1,676
5.750% due 03/01/2018		$23,200	26,216
6.625% due 06/15/2038		200	235
Petroleos Mexicanos
3.500% due 01/30/2023		1,200	1,175
4.875% due 03/15/2015		3,554	3,658
4.875% due 01/24/2022		87,755	95,153
4.875% due 01/18/2024		2,600	2,795
5.500% due 01/21/2021		16,150	18,209
5.500% due 06/27/2044		56,730	59,340
6.000% due 03/05/2020		20,760	23,853
6.375% due 01/23/2045		9,400	10,939
6.500% due 06/02/2041		135,870	158,628
6.625% due 06/15/2035		21,175	25,039
8.000% due 05/03/2019		55,940	69,589
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	828
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$4,900	563

			611,373

SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	15,000	1,199
5.550% due 01/21/2045		$7,320	8,345
5.750% due 10/12/2110		40,600	43,279
6.050% due 01/11/2040		47,100	57,321
6.750% due 09/27/2034		2,500	3,250
7.750% due 05/29/2031	MXN	8,200	724

			114,118

Total Mexico (Cost $700,296)			725,491

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
4.125% due 01/05/2018		$11,800	11,210
5.125% due 12/05/2022		10,630	9,354

Total Mongolia (Cost $22,324)			20,564

MOROCCO 0.6%
SOVEREIGN ISSUES 0.6%
Morocco Government International Bond
4.250% due 12/11/2022		$24,900	25,056
4.500% due 10/05/2020	EUR	600	892
5.500% due 12/11/2042		$11,000	10,867

Total Morocco (Cost $37,213)			36,815

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	$8,700	9,668
6.950% due 07/10/2042	8,510	9,340
SABIC Capital BV
3.000% due 11/02/2015	700	720
Waha Aerospace BV
3.925% due 07/28/2020	910	970

Total Netherlands (Cost $20,589)		20,698

PANAMA 0.9%
CORPORATE BONDS & NOTES 0.2%
AES Panama S.A.
6.350% due 12/21/2016	$9,030	9,391
ENA Norte Trust
4.950% due 04/25/2028	1,763	1,822

		11,213

SOVEREIGN ISSUES 0.7%
Panama Government International Bond
7.125% due 01/29/2026	19,242	24,582
8.125% due 04/28/2034	2,860	3,835
8.875% due 09/30/2027	7,835	11,263
9.375% due 01/16/2023	900	1,246
9.375% due 04/01/2029	1,572	2,347

		43,273

Total Panama (Cost $51,322)		54,486

PERU 1.0%
CORPORATE BONDS & NOTES 0.3%
Banco de Credito del Peru
4.250% due 04/01/2023	$1,000	1,008
BBVA Banco Continental S.A.
3.250% due 04/08/2018	6,900	7,064
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	9,000	9,427

		17,499

SOVEREIGN ISSUES 0.7%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,373
Peru Government International Bond
8.375% due 05/03/2016	975	1,104
8.750% due 11/21/2033	21,100	32,220

		40,697

Total Peru (Cost $56,382)		58,196

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.5%
Energy Development Corp.
6.500% due 01/20/2021	$940	1,015
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	20,750	26,768

		27,783

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
4.200% due 01/21/2024	2,580	2,732
7.750% due 01/14/2031	3,770	5,221
10.625% due 03/16/2025	2,500	3,934

		11,887

Total Philippines (Cost $38,751)		39,670

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.000% due 03/23/2022	$300	334
5.125% due 04/21/2021	600	677
6.375% due 07/15/2019	2,200	2,612

Total Poland (Cost $3,343)		3,623

QATAR 0.7%
CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,549
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	12,539	13,699
5.832% due 09/30/2016	45	48
5.838% due 09/30/2027	895	998
6.332% due 09/30/2027 (f)	3,250	3,783
6.750% due 09/30/2019	12,900	15,625

		35,702

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
9.750% due 06/15/2030	2,300	3,732

Total Qatar (Cost $36,145)		39,434

RUSSIA 4.4%
CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$8,800	9,823
8.875% due 11/17/2014	4,000	4,113
SCF Capital Ltd.
5.375% due 10/27/2017	37,100	37,657
Sibur Securities Ltd.
3.914% due 01/31/2018	16,600	16,060
VimpelCom Holdings BV
5.200% due 02/13/2019	100	101

		67,754

SOVEREIGN ISSUES 3.3%
Russia Government International Bond
5.625% due 04/04/2042	7,000	7,350
5.875% due 09/16/2043	5,200	5,590
7.500% due 03/31/2030	139,295	161,601
12.750% due 06/24/2028	13,975	24,303

		198,844

Total Russia (Cost $256,149)		266,598

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
8.750% due 05/13/2021	$15,400	17,865

Total Senegal (Cost $17,935)		17,865

SERBIA 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Serbia
5.875% due 12/03/2018	$900	962

Total Serbia (Cost $938)		962

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	$400	560

STATS ChipPAC Ltd.
5.375% due 03/31/2016		200	205

Total Singapore (Cost $738)			765

SLOVENIA 1.7%
SOVEREIGN ISSUES 1.7%
Slovenia Government International Bond
4.125% due 02/18/2019		$11,000	11,615
4.125% due 01/26/2020	EUR	1,500	2,271
4.375% due 02/06/2019		13,100	19,977
5.250% due 02/18/2024		$66,400	71,712

Total Slovenia (Cost $97,555)			105,575

SOUTH AFRICA 1.1%
CORPORATE BONDS & NOTES 0.7%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$3,250	3,174
5.375% due 04/15/2020		6,200	6,326
6.500% due 04/15/2040		1,300	1,250
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		3,300	3,403
6.750% due 08/06/2023		6,300	6,710
Transnet SOC Ltd.
4.000% due 07/26/2022		24,600	23,222

			44,085

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
4.665% due 01/17/2024		500	512
6.875% due 05/27/2019		22,200	25,780

			26,292

Total South Africa (Cost $70,239)			70,377

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		$3,600	3,687

Total South Korea (Cost $3,582)			3,687

SPAIN 0.0%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
1.729% due 10/24/2017	EUR	300	413
4.500% due 09/30/2019		100	135
7.300% due 07/27/2019	GBP	500	868

			1,416

SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	308
Autonomous Community of Valencia
2.634% due 09/03/2017		250	345
Xunta de Galicia
5.763% due 04/03/2017		175	271
6.131% due 04/03/2018		900	1,447

			2,371

Total Spain (Cost $3,316)			3,787

SRI LANKA 0.4%
SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$9,800	10,008
6.250% due 10/04/2020		11,900	12,704

Total Sri Lanka (Cost $21,936)			22,712

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Thai Oil PCL
3.625% due 01/23/2023		$8,610	8,270
4.875% due 01/23/2043		5,850	5,356

Total Thailand (Cost $14,233)			13,626

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$8,993	9,667
9.750% due 08/14/2019		10,255	12,973

Total Trinidad and Tobago (Cost $20,665)			22,640

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	734
4.500% due 06/22/2020	EUR	7,100	10,093
8.250% due 09/19/2027		$1,680	1,949

Total Tunisia (Cost $11,174)			12,776

TURKEY 4.3%
CORPORATE BONDS & NOTES 0.8%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,752
Export Credit Bank of Turkey
5.875% due 04/24/2019		16,000	17,007
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		7,100	7,047
4.750% due 10/17/2019		16,000	16,200
Turkiye Halk Bankasi A/S
4.750% due 06/04/2019		1,000	1,002

			48,008

SOVEREIGN ISSUES 3.5%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	18,800	26,940
6.000% due 01/14/2041		$36,480	39,125
6.750% due 05/30/2040		35,100	41,086
6.875% due 03/17/2036		9,500	11,222
7.000% due 09/26/2016		5,200	5,752
7.000% due 06/05/2020		26,300	30,697
7.250% due 03/05/2038		1,000	1,238
7.500% due 07/14/2017		9,000	10,274
7.500% due 11/07/2019		32,565	38,687
8.000% due 02/14/2034		3,400	4,480

			209,501

Total Turkey (Cost $252,499)			257,509

UKRAINE 2.2%
SOVEREIGN ISSUES 2.2%
Ukraine Government International Bond
6.250% due 06/17/2016		$1,100	1,069
6.580% due 11/21/2016		3,400	3,302
6.875% due 09/23/2015 (f)		900	885
7.500% due 04/17/2023		16,700	15,802
7.750% due 09/23/2020		11,800	11,331
7.800% due 11/28/2022		36,700	34,911
7.950% due 02/23/2021		10,500	10,093
9.250% due 07/24/2017		55,100	56,133

Total Ukraine (Cost $126,275)			133,526

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037		$8,550	9,576

Total United Arab Emirates (Cost $7,245)			9,576

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Tullow Oil PLC
6.250% due 04/15/2022		$4,300	4,467

Total United Kingdom (Cost $4,300)			4,467

UNITED STATES 0.8%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037		$455	258
5.726% due 10/25/2036 ^		360	230
6.000% due 07/25/2047 ^		187	151

			639

CORPORATE BONDS & NOTES 0.4%
Cemex Finance LLC
5.250% due 04/01/2021	EUR	500	721
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$6,000	6,116
Rio Oil Finance Trust
6.250% due 07/06/2024		14,800	15,561
Southern Copper Corp.
5.250% due 11/08/2042		2,200	2,032

			24,430

MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust
2.718% due 11/25/2035 ^		411	357
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		2,220	2,424
Banc of America Funding Corp.
2.745% due 11/20/2035 ^		292	261
5.888% due 04/25/2037 ^		439	373
Bear Stearns Adjustable Rate Mortgage Trust
2.568% due 01/25/2035		43	42
2.904% due 02/25/2036 ^		266	212
Chase Mortgage Finance Trust
2.471% due 03/25/2037		308	285
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		649	653
2.623% due 03/25/2034		61	61
3.684% due 07/25/2046 ^		248	203
Countrywide Alternative Loan Trust
0.322% due 01/25/2037 ^		275	243
5.750% due 03/25/2037 ^		321	272
6.250% due 11/25/2036 ^		204	187
Countrywide Home Loan Mortgage Pass-Through Trust
2.532% due 04/20/2036 ^		196	162
2.559% due 03/25/2037 ^		207	148
2.646% due 02/25/2047 ^		234	197
2.666% due 09/25/2047 ^		142	128
Credit Suisse First Boston Mortgage Securities Corp.
2.227% due 06/25/2033		675	677
Credit Suisse Mortgage-Backed Trust
6.172% due 06/25/2036 ^		608	400
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		380	282
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		391	214
Deutsche ALT-A Securities, Inc.
4.909% due 10/25/2035		258	224
5.000% due 10/25/2018		107	111
5.500% due 12/25/2035 ^		453	390
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		291	236
5.886% due 10/25/2036 ^		291	236
6.300% due 07/25/2036 ^		390	286

HarborView Mortgage Loan Trust
4.882% due 08/19/2036 ^		88	81
HomeBanc Mortgage Trust
2.304% due 04/25/2037 ^		566	340
IndyMac Mortgage Loan Trust
0.452% due 06/25/2037 ^		215	107
4.406% due 06/25/2036		361	351
4.752% due 10/25/2035		285	249
5.057% due 08/25/2036		423	420
JPMorgan Mortgage Trust
2.449% due 08/25/2035		503	504
3.072% due 04/25/2035		112	115
5.107% due 11/25/2035		235	228
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		624	682
Luminent Mortgage Trust
0.332% due 12/25/2036		191	143
MASTR Alternative Loan Trust
0.552% due 03/25/2036		175	54
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		2,978	2,754
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^		264	225
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	667
Morgan Stanley Capital Trust
6.105% due 06/11/2049		392	434
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		85	81
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		287	293
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		68	55
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^		383	212
Sequoia Mortgage Trust
2.366% due 01/20/2047 ^		135	118
Structured Adjustable Rate Mortgage Loan Trust
1.822% due 10/25/2037 ^		206	133
2.596% due 11/25/2035 ^		262	207
2.670% due 09/25/2036 ^		477	307
5.040% due 05/25/2036		1,200	1,130
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	125
WaMu Mortgage Pass-Through Certificates Trust
1.850% due 01/25/2037 ^		280	249
1.947% due 04/25/2037		187	165
2.054% due 12/25/2036 ^		194	170
2.239% due 12/25/2036 ^		612	570
2.344% due 09/25/2036 ^		327	296
2.407% due 03/25/2034		197	199
2.776% due 05/25/2037 ^		385	329

			21,257

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	112
Israel Government AID Bond
5.500% due 04/26/2024		100	122

			234

Total United States (Cost $43,886)			46,560

URUGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024		$14,618	15,546
5.000% due 09/14/2018 (c)	UYU	91,174	4,326
6.875% due 09/28/2025		$3,401	4,194
7.875% due 01/15/2033		8,450	11,534

Total Uruguay (Cost $34,193)			35,600

VENEZUELA 8.9%
CORPORATE BONDS & NOTES 3.7%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$103,101	87,584
5.375% due 04/12/2027		120,665	75,295
5.500% due 04/12/2037		38,015	22,961
8.500% due 11/02/2017		37,161	34,519
9.750% due 05/17/2035		3,350	2,760

			223,119

SOVEREIGN ISSUES 5.2%
Venezuela Government International Bond
6.000% due 12/09/2020		7,780	5,971
7.000% due 12/01/2018		5,000	4,362
7.000% due 03/31/2038		44,140	31,119
7.650% due 04/21/2025		53,908	41,779
7.750% due 10/13/2019		68,570	59,313
8.250% due 10/13/2024		87,089	69,889
9.000% due 05/07/2023		19,052	16,289
9.250% due 05/07/2028		56,725	47,649
9.375% due 01/13/2034		43,907	36,992

			313,363

Total Venezuela (Cost $529,448)			536,482

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028		$4,750	4,364
6.875% due 01/15/2016		9,100	9,783

Total Vietnam (Cost $13,668)			14,147

VIRGIN ISLANDS (BRITISH) 2.9%
CORPORATE BONDS & NOTES 2.9%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$10,800	10,808
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,400	9,009
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		14,800	13,690
GTL Trade Finance, Inc.
5.893% due 04/29/2024		24,568	25,833
7.250% due 04/16/2044		200	211
Rosneft Finance S.A.
6.250% due 02/02/2015		3,850	3,962
6.625% due 03/20/2017		46,700	51,370
7.250% due 02/02/2020		9,750	11,152
7.500% due 07/18/2016		21,335	23,442
7.875% due 03/13/2018		22,100	25,332

Total Virgin Islands (British) (Cost $166,145)			174,809

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022		$9,700	9,142

Total Zambia (Cost $9,573)			9,142

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (e) 0.1%			8,715

MEXICO TREASURY BILLS 0.0%
3.589% due 08/21/2014	MXN	21,568	1,654

U.S. TREASURY BILLS 1.4%
0.056% due 07/24/2014 - 12/26/2014 (b)(h)(j)		$87,333	87,324

Total Short-Term Instruments (Cost $97,648)			97,693

Total Investments in Securities (Cost $5,670,563)			5,834,339

	SHARES
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio		15,647,625	156,570
PIMCO Short-Term Floating NAV Portfolio III		422,703	4,224

Total Short-Term Instruments (Cost $160,788)	160,794

Total Investments in Affiliates (Cost $160,788)	160,794

Total Investments 98.7% (Cost $5,831,351)	$5,995,133
Financial Derivative Instruments (g)(i) (0.7%) (Cost or Premiums, net $(31,253))	(41,458)
Other Assets and Liabilities, net 2.0%	119,700

Net Assets 100.0%	$6,073,375

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOA	0.140%	06/30/2014	07/01/2014	$3,400	U.S. Treasury Notes 1.625% due 06/30/2019	$(3,469)	$3,400	$3,400
SSB	0.000%	06/30/2014	07/01/2014	5,315	Fannie Mae 2.120% due 11/07/2022	(5,423)	5,315	5,315

Total Repurchase Agreements						$(8,892)	$8,715	$8,715

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(4.500%)	05/23/2014	12/31/2014	$(852)	$(852)
	(1.000%)	04/24/2014	04/24/2016	(2,002)	(2,003)
	(0.150%)	04/10/2014	01/07/2016	(1,335)	(1,336)
FOB	(0.750%)	01/09/2014	01/08/2016	(3,706)	(3,719)
	0.000%	01/09/2014	01/08/2016	(1,082)	(1,082)

Total Reverse Repurchase Agreements					$(8,992)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $19,709 at a weighted average interest rate of (0.602%).

(f)	Securities with an aggregate market value of $9,077 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2014	315	$(142)	$25	$0

Total Futures Contracts				$(142)	$25	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$249,900	$30,040	$7,332	$0	$(201)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$78,100	$3,104	$1,650	$0	$(120)

Total Swap Agreements					$33,144	$8,982	$0	$(321)

(h)	Securities with an aggregate market value of $44,649 and cash of $3,161 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	8,380		$3,741	$0	$(52)
	07/2014	JPY	7,695,900		75,564	0	(404)
	07/2014		$3,805	BRL	8,380	0	(12)
	08/2014		721		1,627	9	0
	01/2015	BRL	1,697		$721	0	(9)
BPS	07/2014		67,469		30,323	0	(213)
	07/2014		$30,614	BRL	67,469	17	(95)
	07/2014		4,487	EUR	3,310	45	0
	08/2014	MXN	10,586		$783	0	(30)
	08/2014		$30,049	BRL	67,469	201	0
BRC	07/2014	BRL	15,238		$6,803	0	(94)
	07/2014	EUR	3,205		4,356	0	(33)
	07/2014	JPY	1,227,700		11,989	0	(130)
	07/2014		$6,919	BRL	15,238	0	(22)
	07/2014		1,141	EUR	836	3	0
	07/2014		6,804	JPY	697,200	78	0
	07/2014		14,799	KRW	16,083,415	1,086	0
CBK	10/2014		310	ZAR	3,398	4	0
	01/2015	BRL	63,781		$26,398	0	(1,036)
DUB	07/2014		8,365		3,798	12	0
	07/2014	CNY	20,123		3,252	0	(7)
	07/2014		$3,741	BRL	8,365	45	0
	07/2014		103,274	EUR	75,986	774	0
	07/2014		6,061	KRW	6,219,798	82	0
	08/2014	EUR	74,745		$101,598	0	(763)
	08/2014		$1,116	RUB	39,132	25	0
FBF	07/2014	BRL	170		$77	0	0
	07/2014		$76	BRL	170	1	0
	08/2014		1,397		3,195	36	0
	09/2014	GBP	1,585		$2,661	0	(50)
	01/2015	BRL	3,330		1,397	0	(35)
GLM	07/2014	EUR	76,926		105,355	20	0
	08/2014		$32,732	MXN	431,165	380	0
	10/2014	MXN	5,801		$442	0	(2)
HUS	07/2014	TRY	260		123	0	0
JPM	07/2014	BRL	67,484		30,545	78	(76)
	07/2014		$30,100	BRL	67,484	443	0
	07/2014		10,806	INR	638,310	0	(219)
	07/2014		81,002	JPY	8,226,400	203	0
	07/2014		3,259	KRW	3,340,149	40	0
	08/2014	BRL	8,627		$3,670	0	(198)
	08/2014	JPY	8,226,400		81,020	0	(205)
	08/2014		$5,735	BRL	12,956	74	0
	10/2014		2,091	ZAR	22,944	29	0
	01/2015	BRL	70,961		$30,100	0	(422)
MSC	08/2014	MXN	10,586		784	0	(30)
UAG	07/2014	BRL	28,613		12,964	39	(25)
	07/2014		$12,710	BRL	28,613	240	0
	07/2014		93	CNY	570	0	0
	07/2014		100	KRW	102,620	1	0
	06/2015	CNY	570		$92	0	0

Total Forward Foreign Currency Contracts						$3,965	$(4,162)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$33,260	$798	$134

Total Purchased Options						$798	$134

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$3,700	$(12)	$(7)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$14,963	$(407)	$(369)
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	33,260	(812)	(70)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	11,800	(151)	(178)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	11,500	(94)	(27)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	22,500	(278)	(340)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	12,355	(316)	(177)
UAG	Call - OTC USD versus INR		68.000	06/01/2015	5,972	(105)	(95)

						$(2,163)	$(1,256)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(6)

Total Written Options						$(2,292)	$(1,269)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2015	0.454%	$27,800	$(12)	$245	$233	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	29,800	(1,075)	769	0	(306)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	13,500	(618)	429	0	(189)
	Brazil Government International Bond	1.000%	06/20/2021	1.731%	300	(13)	(1)	0	(14)
	Brazil Government International Bond	1.000%	09/20/2021	1.761%	28,000	(1,487)	110	0	(1,377)
	Chile Government International Bond	1.000%	06/20/2019	0.602%	7,800	85	67	152	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	27,200	(271)	668	397	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	12,500	(55)	200	145	0
	Export-Import Bank of China	1.000%	09/20/2016	0.590%	3,800	(108)	143	35	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	1.827%	11,300	(187)	(36)	0	(223)
	Panama Government International Bond	1.000%	03/20/2019	0.677%	7,500	(42)	156	114	0
	Peru Government International Bond	1.000%	03/20/2019	0.742%	10,000	(151)	272	121	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	5,500	0	83	83	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	800	(67)	43	0	(24)
	South Africa Government International Bond	1.000%	09/20/2014	0.388%	13,400	(7)	30	23	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	64,300	371	(15)	356	0
	South Africa Government International Bond	1.000%	12/20/2018	1.569%	18,800	(728)	276	0	(452)
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	69,400	(2,433)	132	0	(2,301)
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	2,700	(262)	163	0	(99)
BRC	Brazil Government International Bond	1.000%	06/20/2018	1.112%	15,000	(286)	226	0	(60)
	Brazil Government International Bond	1.000%	09/20/2021	1.761%	28,000	(1,069)	(308)	0	(1,377)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	1.827%	10,400	(169)	(36)	0	(205)
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	4,100	(566)	178	0	(388)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.207%	9,500	(113)	92	0	(21)
	Mexico Government International Bond	1.000%	09/20/2021	0.938%	10,748	(635)	683	48	0
	Peru Government International Bond	1.000%	09/20/2015	0.203%	5,000	(56)	107	51	0
	Philippines Government International Bond	1.000%	12/20/2018	0.727%	151,400	508	1,335	1,843	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	5,400	27	3	30	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	8,100	(297)	28	0	(269)
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	12,000	37	11	48	0
	Ukraine Government International Bond	5.000%	12/20/2014	10.513%	2,000	(48)	0	0	(48)
CBK	Brazil Government International Bond	1.000%	06/20/2018	1.112%	10,000	(191)	150	0	(41)
	China Government International Bond	1.000%	12/20/2016	0.299%	3,000	(143)	196	53	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	8,800	(73)	202	129	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	6,100	27	44	71	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%	24,700	(1,219)	(165)	0	(1,384)
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	4,100	(560)	172	0	(388)
	Mexico Government International Bond	1.000%	03/20/2021	0.887%	1,100	(50)	58	8	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	2,200	14	17	31	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.310%	18,000	(468)	433	0	(35)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	300	(25)	17	0	(8)
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	86,700	(2,845)	(29)	0	(2,874)
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	2,700	(262)	163	0	(99)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%	7,200	14	36	50	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	2,000	(1)	18	17	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%	10,900	(325)	377	52	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	4,300	(68)	51	0	(17)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	1,900	(87)	60	0	(27)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	5,700	(143)	42	0	(101)
	China Government International Bond	1.000%	12/20/2016	0.299%	2,500	(111)	156	45	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	2,900	(27)	65	38	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	4,200	(10)	59	49	0
	Mexico Government International Bond	1.000%	09/20/2021	0.938%	4,000	(157)	175	18	0
	Panama Government International Bond	1.000%	03/20/2019	0.677%	2,000	(12)	42	30	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	14,300	98	100	198	0
	Penerbangan Malaysia Berhad	1.000%	12/20/2018	0.721%	14,300	(174)	351	177	0
	Penerbangan Malaysia Berhad	1.000%	06/20/2019	0.816%	400	0	4	4	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	30,000	(212)	245	33	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	300	(3)	7	4	0
	South Africa Government International Bond	1.000%	06/20/2016	0.815%	400	(4)	6	2	0
FBF	China Government International Bond	1.000%	12/20/2016	0.299%	2,900	(143)	194	51	0
	Colombia Government International Bond	1.000%	09/20/2015	0.203%	6,500	(147)	213	66	0
	Egypt Government International Bond	1.000%	06/20/2016	2.738%	3,600	(376)	257	0	(119)
	Guatemala Government International Bond	1.000%	12/20/2014	0.966%	7,600	(71)	74	3	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	4,000	(257)	21	0	(236)
	Peru Government International Bond	1.000%	03/20/2019	0.742%	2,100	(31)	56	25	0
GST	Brazil Government International Bond	1.000%	03/20/2015	0.259%	11,200	45	19	64	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%	16,500	(17)	156	139	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	7,300	(9)	72	63	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	6,300	(196)	131	0	(65)
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	33,900	9	385	394	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	1.358%	3,300	2	(9)	0	(7)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	5,000	(276)	180	0	(96)
	Indonesia Government International Bond	1.000%	09/20/2021	1.993%	5,000	(489)	174	0	(315)
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	3,600	(492)	151	0	(341)
	Panama Government International Bond	1.000%	03/20/2019	0.677%	8,000	(51)	172	121	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	4,100	22	35	57	0
	Russia Government International Bond	1.000%	03/20/2018	1.441%	27,100	(282)	(140)	0	(422)
	Russia Government International Bond	1.000%	09/20/2018	1.534%	15,300	(694)	368	0	(326)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	2,100	(84)	23	0	(61)

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.259%	14,700	67	17	84	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	3,300	(49)	36	0	(13)
	Brazil Government International Bond	1.000%	03/20/2021	1.699%	18,100	(846)	76	0	(770)
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	12,400	(80)	224	144	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	6,300	(350)	230	0	(120)
	Mexico Government International Bond	1.000%	03/20/2021	0.887%	8,000	(368)	427	59	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	8,700	55	65	120	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	17,500	(605)	651	46	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	400	(33)	21	0	(12)
	Russia Government International Bond	1.000%	06/20/2023	2.138%	7,500	(751)	110	0	(641)
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	7,500	(260)	11	0	(249)
	South Africa Government International Bond	1.000%	03/20/2023	2.241%	1,190	(123)	14	0	(109)
	Turkey Government International Bond	1.000%	03/20/2019	1.632%	14,700	(826)	414	0	(412)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%	300	(4)	7	3	0
	Brazil Government International Bond	1.000%	09/20/2018	1.165%	5,000	(213)	181	0	(32)
	Brazil Government International Bond	1.000%	12/20/2019	1.492%	1,300	(49)	16	0	(33)
	Brazil Government International Bond	1.000%	09/20/2021	1.761%	7,500	(335)	(34)	0	(369)
	Chile Government International Bond	1.000%	06/20/2019	0.602%	6,500	65	62	127	0
	China Government International Bond	1.000%	12/20/2016	0.299%	12,400	(602)	822	220	0
	Colombia Government International Bond	1.000%	09/20/2015	0.203%	27,600	(679)	959	280	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	3,900	(29)	86	57	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	17,000	12	186	198	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	10,400	(434)	487	53	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,300	(28)	(3)	0	(31)
	Kazakhstan Government International Bond	1.000%	03/20/2016	0.473%	10,000	(289)	383	94	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	11,000	54	99	153	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	3,000	(86)	94	8	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	300	(2)	7	5	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%	7,900	(23)	18	0	(5)
	Russia Government International Bond	1.000%	09/20/2018	1.534%	6,100	(185)	55	0	(130)
	South Africa Government International Bond	1.000%	09/20/2014	0.388%	9,700	0	16	16	0
MYC	Brazil Government International Bond	1.000%	03/20/2016	0.524%	5,800	(1)	51	50	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	11,800	(179)	131	0	(48)
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	11,000	(102)	246	144	0
	Dominican Republic Government International Bond	1.000%	06/20/2016	2.496%	3,400	(118)	21	0	(97)
	Export-Import Bank of China	1.000%	09/20/2016	0.590%	4,000	(110)	147	37	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	5,000	(278)	181	0	(97)
	Peru Government International Bond	1.960%	10/20/2016	0.338%	3,000	0	124	124	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	400	(14)	15	1	0
	Petroleos Mexicanos	1.000%	03/20/2019	0.912%	10,600	(205)	252	47	0
RYL	Republic of Korea	1.000%	12/20/2015	0.133%	1,000	1	12	13	0
UAG	Brazil Government International Bond	1.030%	07/20/2017	0.870%	3,875	0	37	37	0
	Colombia Government International Bond	1.000%	09/20/2015	0.203%	8,000	(181)	262	81	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	1,300	(86)	8	0	(78)
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	12,900	(154)	241	87	0
	Qatar Government International Bond	1.000%	12/20/2014	0.135%	2,000	(28)	37	9	0
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	18,500	(623)	698	75	0

						$(29,355)	$19,837	$8,043	$(17,561)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	CDX.EM-19 5-Year Index	5.000%	06/20/2018	$2,300	$197	$25	$222	$0
HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	2,300	200	22	222	0

					$397	$47	$444	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	330,900	$(989)	$(7,538)	$0	$(8,527)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		3,300	(2)	(62)	0	(64)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		9,700	29	(281)	0	(252)
	Receive	1-Year BRL-CDI	11.470%	01/02/2017		105,900	(147)	(309)	0	(456)
BRC	Pay	1-Year BRL-CDI	10.400%	01/02/2017		12,500	(2)	(71)	0	(73)
	Receive	1-Year BRL-CDI	11.470%	01/02/2017		23,700	(35)	(67)	0	(102)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	340,000	185	(1,925)	0	(1,740)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	333,000	161	1,417	1,578	0
	Pay	28-Day MXN-TIIE	7.755%	02/02/2034		275,900	(2)	2,035	2,033	0
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	163,300	0	(4,855)	0	(4,855)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		1,200	1	(32)	0	(31)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		60,700	0	(1,136)	0	(1,136)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	332,000	(192)	(310)	0	(502)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	75,000	(9)	(2,019)	0	(2,028)
GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017		89,600	235	(2,405)	0	(2,170)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	116,100	38	(62)	0	(24)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	255,000	81	(7,454)	0	(7,373)
	Receive	1-Year BRL-CDI	11.470%	01/02/2017		66,500	(101)	(185)	0	(286)
MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017		145,000	(195)	(4,215)	0	(4,410)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		50,000	3	(1,337)	0	(1,334)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	224,150	145	1,001	1,146	0
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	4,900	(5)	(145)	0	(150)

							$(801)	$(29,955)	$4,757	$(35,513)

Total Swap Agreements							$(29,759)	$(10,071)	$13,244	$(53,074)

(j)	Securities with an aggregate market value of $42,655 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$26,066	$0	$26,066
Azerbaijan
Sovereign Issues	0	16,767	0	16,767
Bermuda
Corporate Bonds & Notes	0	21,540	0	21,540
Brazil
Corporate Bonds & Notes	0	504,026	0	504,026
Sovereign Issues	0	140,799	0	140,799
Canada
Corporate Bonds & Notes	0	2,793	0	2,793
Cayman Islands
Corporate Bonds & Notes	0	101,421	7,494	108,915
Chile
Corporate Bonds & Notes	0	95,100	0	95,100
Sovereign Issues	0	1,942	0	1,942
China
Common Stocks	949	0	0	949
Corporate Bonds & Notes	0	41,416	0	41,416
Sovereign Issues	0	2,243	92	2,335
Colombia
Corporate Bonds & Notes	0	153,530	0	153,530
Sovereign Issues	0	39,722	0	39,722
Costa Rica
Sovereign Issues	0	23,108	0	23,108
El Salvador
Sovereign Issues	0	88,874	0	88,874
Gabon
Sovereign Issues	0	9,002	0	9,002
Guatemala
Sovereign Issues	0	27,070	0	27,070
Guernsey, Channel Islands
Corporate Bonds & Notes	0	8,961	0	8,961
Hong Kong
Corporate Bonds & Notes	0	39,731	0	39,731
India
Corporate Bonds & Notes	0	24,370	0	24,370
Indonesia
Corporate Bonds & Notes	0	201,158	0	201,158
Sovereign Issues	0	260,514	0	260,514
Ireland
Corporate Bonds & Notes	0	369,785	0	369,785
Israel
Corporate Bonds & Notes	0	19,652	0	19,652
Sovereign Issues	0	787	0	787
Kazakhstan
Corporate Bonds & Notes	0	209,001	0	209,001
Kenya
Sovereign Issues	0	26,174	0	26,174
Lithuania
Sovereign Issues	0	2,934	0	2,934
Luxembourg
Corporate Bonds & Notes	0	485,147	0	485,147
Malaysia
Corporate Bonds & Notes	0	22,313	0	22,313
Mexico
Corporate Bonds & Notes	0	611,373	0	611,373
Sovereign Issues	0	114,118	0	114,118
Mongolia
Sovereign Issues	0	20,564	0	20,564
Morocco
Sovereign Issues	0	36,815	0	36,815
Netherlands
Corporate Bonds & Notes	0	20,698	0	20,698
Panama
Corporate Bonds & Notes	0	11,213	0	11,213
Sovereign Issues	0	43,273	0	43,273
Peru
Corporate Bonds & Notes	0	17,499	0	17,499
Sovereign Issues	0	40,697	0	40,697
Philippines
Corporate Bonds & Notes	0	27,783	0	27,783
Sovereign Issues	0	11,887	0	11,887
Poland
Sovereign Issues	0	3,623	0	3,623
Qatar
Corporate Bonds & Notes	0	35,702	0	35,702
Sovereign Issues	0	3,732	0	3,732
Russia
Corporate Bonds & Notes	0	67,754	0	67,754
Sovereign Issues	0	198,844	0	198,844
Senegal
Sovereign Issues	0	17,865	0	17,865
Serbia
Sovereign Issues	0	962	0	962
Singapore
Corporate Bonds & Notes	0	765	0	765
Slovenia
Sovereign Issues	0	105,575	0	105,575
South Africa
Corporate Bonds & Notes	0	44,085	0	44,085
Sovereign Issues	0	26,292	0	26,292
South Korea
Corporate Bonds & Notes	0	3,687	0	3,687
Spain
Corporate Bonds & Notes	0	1,416	0	1,416
Sovereign Issues	0	2,371	0	2,371
Sri Lanka
Sovereign Issues	0	22,712	0	22,712
Thailand
Corporate Bonds & Notes	0	13,626	0	13,626
Trinidad and Tobago
Corporate Bonds & Notes	0	22,640	0	22,640
Tunisia
Sovereign Issues	0	12,776	0	12,776
Turkey
Corporate Bonds & Notes	0	48,008	0	48,008
Sovereign Issues	0	209,501	0	209,501
Ukraine
Sovereign Issues	0	133,526	0	133,526
United Arab Emirates
Corporate Bonds & Notes	0	9,576	0	9,576
United Kingdom
Corporate Bonds & Notes	0	4,467	0	4,467
United States
Asset-Backed Securities	0	639	0	639
Corporate Bonds & Notes	0	24,430	0	24,430
Mortgage-Backed Securities	0	21,257	0	21,257
U.S. Government Agencies	0	234	0	234
Uruguay
Sovereign Issues	0	35,600	0	35,600
Venezuela
Corporate Bonds & Notes	0	223,119	0	223,119
Sovereign Issues	0	313,363	0	313,363
Vietnam
Sovereign Issues	0	14,147	0	14,147
Virgin Islands (British)
Corporate Bonds & Notes	0	174,809	0	174,809
Zambia
Sovereign Issues	0	9,142	0	9,142
Short-Term Instruments
Repurchase Agreements	0	8,715	0	8,715
Mexico Treasury Bills	0	1,654	0	1,654
U.S. Treasury Bills	0	87,324	0	87,324
	$949	$5,825,804	$7,586	$5,834,339

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160,794	$0	$0	$160,794

Total Investments	$161,743	$5,825,804	$7,586	$5,995,133

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	0	0	25
Over the counter	0	17,343	0	17,343
	$25	$17,343	$0	$17,368

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(321)	0	(321)
Over the counter	0	(58,499)	(6)	(58,505)

	$0	$(58,820)	$(6)	$(58,826)

Totals	$161,768	$5,784,327	$7,580	$5,953,675

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.9%
ARGENTINA 0.3%
CORPORATE BONDS & NOTES 0.3%
YPF S.A.
8.750% due 04/04/2024		$4,700	$4,923

Total Argentina (Cost $4,698)			4,923

AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
OAS Investments GmbH
8.250% due 10/19/2019		$700	726
Sappi Papier Holding GmbH
7.500% due 06/15/2032		2,200	1,958

Total Austria (Cost $2,485)			2,684

BARBADOS 0.6%
CORPORATE BONDS & NOTES 0.6%
Columbus International, Inc.
7.375% due 03/30/2021		$8,600	9,299

Total Barbados (Cost $8,653)			9,299

BERMUDA 4.5%
CORPORATE BONDS & NOTES 4.5%
Alliance Oil Co. Ltd.
9.875% due 03/11/2015		$37,940	38,843
China Resources Gas Group Ltd.
4.500% due 04/05/2022		4,000	4,165
Digicel Group Ltd.
8.250% due 09/30/2020		13,715	15,018
Digicel Ltd.
6.000% due 04/15/2021		2,900	3,002
7.000% due 02/15/2020		800	848
FPMH Finance Ltd.
7.375% due 07/24/2017		2,775	3,146

Total Bermuda (Cost $64,104)			65,022

BRAZIL 9.7%
CORPORATE BONDS & NOTES 9.7%
Banco ABC Brasil S.A.
7.875% due 04/08/2020		$10,650	11,569
Banco BTG Pactual S.A.
4.000% due 01/16/2020		1,110	1,066
4.875% due 07/08/2016		4,100	4,285
Banco Daycoval S.A.
5.750% due 03/19/2019		2,950	3,084
Banco do Brasil S.A.
3.750% due 07/25/2018	EUR	3,100	4,462
6.250% due 04/15/2024 (d)		$2,100	1,698
9.000% due 06/18/2024 (d)		7,800	7,732
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022		8,810	9,471
Banco Panamericano S.A.
5.500% due 08/04/2015		7,800	8,073
8.500% due 04/23/2020		4,030	4,423
Banco Votorantim S.A.
5.250% due 02/11/2016		1,200	1,257
7.375% due 01/21/2020		7,790	8,667
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		3,700	3,681
BM&FBovespa S.A.
5.500% due 07/16/2020		450	492
BR Properties S.A.
9.000% due 10/07/2015 (d)		5,110	5,365
BRF S.A.
4.750% due 05/22/2024		10,800	10,665

Cielo S.A.
3.750% due 11/16/2022		7,900	7,535
CSN Resources S.A.
6.500% due 07/21/2020		1,680	1,747
Embraer Overseas Ltd.
5.696% due 09/16/2023		600	652
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		350	363
6.200% due 12/21/2021		1,360	1,459
Minerva Luxembourg S.A.
7.750% due 01/31/2023		1,400	1,501
Odebrecht Finance Ltd.
7.125% due 06/26/2042		4,400	4,774
Petrobras Global Finance BV
6.250% due 03/17/2024		700	747
Samarco Mineracao S.A.
5.750% due 10/24/2023		7,300	7,681
Tonon Luxembourg S.A.
10.500% due 05/14/2024		12,600	13,261
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019		3,120	3,182
Vale Overseas Ltd.
6.875% due 11/21/2036		2,180	2,421
6.875% due 11/10/2039		2,500	2,776
Votorantim Cimentos S.A.
7.250% due 04/05/2041		5,760	6,113

Total Brazil (Cost $137,075)			140,202

BULGARIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Bulgarian Energy Holding EAD
4.250% due 11/07/2018	EUR	9,100	12,514
Vivacom
6.625% due 11/15/2018		1,600	2,306

Total Bulgaria (Cost $14,580)			14,820

CANADA 0.8%
CORPORATE BONDS & NOTES 0.8%
Harvest Operations Corp.
6.875% due 10/01/2017		$1,000	1,090
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		7,175	7,157
5.375% due 01/26/2019		3,450	3,605

Total Canada (Cost $11,610)			11,852

CAYMAN ISLANDS 8.1%
CORPORATE BONDS & NOTES 8.1%
Alpha Star Holding Ltd.
4.970% due 04/09/2019		$12,400	11,935
Baidu, Inc.
2.750% due 06/09/2019		6,000	6,029
3.250% due 08/06/2018		1,500	1,553
3.500% due 11/28/2022		300	296
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		10,600	11,581
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (d)		3,955	4,151
China Resources Land Ltd.
4.625% due 05/19/2016		1,000	1,046
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018		2,500	2,511
Comcel Trust
6.875% due 02/06/2024		12,300	13,315
DIP Sukuk Ltd.
4.291% due 02/20/2019		2,200	2,217
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		5,230	5,808
Greentown China Holdings Ltd.
8.500% due 02/04/2018		5,390	5,464
Interoceanica Finance Ltd.
0.000% due 11/30/2018		2,172	1,978
0.000% due 11/30/2025		79	56
0.000% due 05/15/2030		1,600	717
Kaisa Group Holdings Ltd.
12.875% due 09/18/2017		200	229
Longfor Properties Co. Ltd.
6.875% due 10/18/2019		4,265	4,419

MCE Finance Ltd.
5.000% due 02/15/2021	5,400	5,481
Mongolian Mining Corp.
8.875% due 03/29/2017	2,300	1,507
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	7,713	8,253
6.750% due 10/01/2022	7,357	7,894
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	3,055	2,876
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	2,900	2,886
Sunac China Holdings Ltd.
12.500% due 10/16/2017	4,270	4,718
Swire Pacific MTN Financing Ltd.
4.500% due 02/28/2022	700	752
5.500% due 08/19/2019	2,000	2,246
Tencent Holdings Ltd.
3.375% due 03/05/2018	4,000	4,147
Tingyi Cayman Islands Holding Corp.
3.875% due 06/20/2017	2,300	2,442

Total Cayman Islands (Cost $114,472)		116,507

CHILE 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco de Credito e Inversiones
4.000% due 02/11/2023	$5,550	5,554
Corpbanca S.A.
3.125% due 01/15/2018	3,700	3,708
E.CL S.A.
5.625% due 01/15/2021	1,510	1,654
ENTEL Chile S.A.
4.875% due 10/30/2024	10,700	11,163
Telefonica Chile S.A.
3.875% due 10/12/2022	2,000	1,976

Total Chile (Cost $23,051)		24,055

CHINA 0.7%
CORPORATE BONDS & NOTES 0.7%
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	$800	824
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	6,200	6,509
CRCC Yuxiang Ltd.
3.500% due 05/16/2023	2,000	1,909
Industrial & Commercial Bank of China Ltd.
2.750% due 09/12/2017	200	204
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	900	933

Total China (Cost $9,999)		10,379

COLOMBIA 2.8%
CORPORATE BONDS & NOTES 2.8%
Bancolombia S.A.
5.950% due 06/03/2021	$8,090	8,960
Ecopetrol S.A.
5.875% due 09/18/2023	7,400	8,337
5.875% due 05/28/2045	3,100	3,227
7.375% due 09/18/2043	4,200	5,190
Empresa de Energia de Bogota S.A. ESP
6.125% due 11/10/2021	1,100	1,205
Grupo Aval Ltd.
4.750% due 09/26/2022	9,300	9,207
Oleoducto Central S.A.
4.000% due 05/07/2021	2,100	2,115
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	1,800	1,949

Total Colombia (Cost $38,140)		40,190

CURACAO 0.4%
CORPORATE BONDS & NOTES 0.4%
SUAM Finance BV
4.875% due 04/17/2024	$5,400	5,521

Total Curacao (Cost $5,377)		5,521

CZECH REPUBLIC 1.1%
CORPORATE BONDS & NOTES 1.1%
RPG Byty s.r.o.
6.750% due 05/01/2020	EUR	11,100	15,959

Total Czech Republic (Cost $15,156)			15,959

GUATEMALA 1.6%
CORPORATE BONDS & NOTES 1.6%
Agromercantil Senior Trust
6.250% due 04/10/2019		$8,800	9,218
Industrial Senior Trust
5.500% due 11/01/2022		13,350	13,417

Total Guatemala (Cost $21,917)			22,635

HONG KONG 2.0%
CORPORATE BONDS & NOTES 2.0%
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018		$3,600	3,678
CNOOC Finance Ltd.
4.250% due 01/26/2021		1,700	1,804
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		2,800	2,875
Franshion Development Ltd.
6.750% due 04/15/2021		3,370	3,598
Franshion Investment Ltd.
4.700% due 10/26/2017		8,070	8,352
Mega Advance Investments Ltd.
5.000% due 05/12/2021		5,040	5,432
Wharf Finance Ltd.
4.625% due 02/08/2017		520	554
Wheelock Finance Ltd.
3.000% due 03/19/2018		1,120	1,120
4.750% due 02/23/2017		750	792

Total Hong Kong (Cost $27,371)			28,205

INDIA 4.0%
CORPORATE BONDS & NOTES 4.0%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	5,000	7,020
4.000% due 12/10/2018		1,300	1,912
5.125% due 03/11/2023		$6,860	7,062
5.350% due 05/20/2024		13,000	13,544
ICICI Bank Ltd.
4.750% due 11/25/2016		5,770	6,105
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		800	814
NTPC Ltd.
4.750% due 10/03/2022		1,400	1,422
Oil India Ltd.
5.375% due 04/17/2024		5,900	6,187
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,950	8,310
State Bank of India
4.125% due 08/01/2017		100	104
4.500% due 07/27/2015		4,340	4,475
Tata Power Co. Ltd.
8.500% due 08/19/2017		550	610

Total India (Cost $55,612)			57,565

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Indosat Palapa Co. BV
7.375% due 07/29/2020		$500	544
Listrindo Capital BV
6.950% due 02/21/2019		400	433
Pertamina Persero PT
6.450% due 05/30/2044		8,400	8,358
TBG Global Pte Ltd.
4.625% due 04/03/2018		1,200	1,221

Total Indonesia (Cost $10,558)			10,556

IRELAND 7.3%
CORPORATE BONDS & NOTES 7.3%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.750% due 04/28/2021		$2,230	2,434
7.875% due 09/25/2017		17,600	19,206
Borets Finance Ltd.
7.625% due 09/26/2018		4,100	4,161
EDC Finance Ltd.
4.875% due 04/17/2020		23,880	23,463
EuroChem Mineral & Chemical Co. OJSC Via EuroChem GI Ltd.
5.125% due 12/12/2017		24,840	25,088
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		16,800	16,380
Mobile Telesystems OJSC Via MTS International Funding Ltd.
8.625% due 06/22/2020		1,800	2,138
Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031	GBP	150	276
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$10,430	11,499

Total Ireland (Cost $102,627)			104,645

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$1,600	1,712
9.375% due 01/28/2020		1,000	1,253

Total Israel (Cost $2,908)			2,965

KAZAKHSTAN 1.8%
CORPORATE BONDS & NOTES 1.8%
Zhaikmunai LLP
7.125% due 11/13/2019		$23,200	25,346

Total Kazakhstan (Cost $24,392)			25,346

LUXEMBOURG 3.9%
CORPORATE BONDS & NOTES 3.9%
Altice Financing S.A.
6.500% due 01/15/2022	EUR	900	1,321
8.000% due 12/15/2019		6,170	9,325
Aralco Finance S.A.
10.125% due 05/07/2020 ^		$1,290	177
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		2,700	2,708
Evraz Group S.A.
7.400% due 04/24/2017		1,120	1,162
Far East Capital Ltd. S.A.
8.000% due 05/02/2018		200	167
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		8,720	8,131
6.000% due 11/27/2023		9,400	9,694
MHP S.A.
8.250% due 04/02/2020		8,850	8,232
Millicom International Cellular S.A.
4.750% due 05/22/2020		1,100	1,106
6.625% due 10/15/2021		6,600	7,128
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		5,400	5,279
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022		2,400	2,361

Total Luxembourg (Cost $56,413)			56,791

	SHARES
MEXICO 3.8%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		172,485	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.8%
Banco Inbursa
4.125% due 06/06/2024		$11,000	10,775
BBVA Bancomer S.A.
6.500% due 03/10/2021		7,780	8,811
Bio Pappel S.A.B. de C.V.
10.000% due 08/27/2016		1,600	1,632
Cemex S.A.B. de C.V.
4.976% due 10/15/2018		3,500	3,771
9.500% due 06/15/2018		7,600	8,740
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		400	50
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		178	189
8.875% due 05/29/2024		4,600	4,740
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		2,350	2,468
Grupo Televisa S.A.B.
5.000% due 05/13/2045		700	705
Hipotecaria Su Casita S.A. de C.V.
5.820% due 06/28/2018 ^	MXN	17,999	70
Trust F/1401
5.250% due 12/15/2024		$2,500	2,631
6.950% due 01/30/2044		9,800	10,902

			55,484

Total Mexico (Cost $56,193)			55,484

NETHERLANDS 1.7%
CORPORATE BONDS & NOTES 1.7%
Hyva Global BV
8.625% due 03/24/2016		$900	939
Indo Energy Finance BV
6.375% due 01/24/2023		200	168
7.000% due 05/07/2018		1,910	1,910
Marfrig Holding Europe BV
6.875% due 06/24/2019		5,000	5,070
Metinvest BV
8.750% due 02/14/2018		8,900	7,876
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		8,100	8,505

Total Netherlands (Cost $24,080)			24,468

PANAMA 0.1%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,763	1,822

Total Panama (Cost $1,771)			1,822

PARAGUAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Continental SAECA
8.875% due 10/15/2017		$3,800	4,156

Total Paraguay (Cost $3,919)			4,156

PERU 2.2%
CORPORATE BONDS & NOTES 2.2%
Banco de Credito del Peru
4.250% due 04/01/2023		$13,469	13,570
Banco Internacional del Peru SAA
5.750% due 10/07/2020		3,500	3,780
BBVA Banco Continental S.A.
5.000% due 08/26/2022		1,370	1,455
Corp. Lindley S.A.
4.625% due 04/12/2023		7,560	7,428
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022		5,970	5,985

Total Peru (Cost $31,012)			32,218

PHILIPPINES 0.1%
CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$1,100	1,188

Total Philippines (Cost $1,108)			1,188

ROMANIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Cable Communications Systems NV
7.500% due 11/01/2020	EUR	4,900	7,389

Total Romania (Cost $7,039)			7,389

RUSSIA 6.6%
CORPORATE BONDS & NOTES 6.6%
ALROSA Finance S.A.
7.750% due 11/03/2020		$20,150	22,493
Polyus Gold International Ltd.
5.625% due 04/29/2020		29,240	29,094
Sibur Securities Ltd.
3.914% due 01/31/2018		20,760	20,085
VimpelCom Holdings BV
7.504% due 03/01/2022		21,620	23,431

Total Russia (Cost $92,580)			95,103

SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.9%
Alam Synergy Pte Ltd.
6.950% due 03/27/2020		$5,820	5,791
BOC Aviation Pte. Ltd.
3.875% due 05/09/2019		1,500	1,505
STATS ChipPAC Ltd.
5.375% due 03/31/2016		2,920	2,996
Theta Capital Pte. Ltd.
6.125% due 11/14/2020		2,180	2,223

Total Singapore (Cost $12,511)			12,515

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
SK Broadband Co. Ltd.
2.875% due 10/29/2018		$3,700	3,747
Woori Bank Co. Ltd.
5.875% due 04/13/2021		900	1,023

Total South Korea (Cost $4,648)			4,770

SWEDEN 2.5%
CORPORATE BONDS & NOTES 2.5%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	3,200	5,011
Eileme AB
11.625% due 01/31/2020		$12,065	14,478
11.750% due 01/31/2020	EUR	9,946	16,395

Total Sweden (Cost $34,690)			35,884

THAILAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Bangkok Bank PCL
3.875% due 09/27/2022		$200	199

Total Thailand (Cost $206)			199

TURKEY 2.3%
CORPORATE BONDS & NOTES 2.3%
Arcelik A/S
5.000% due 04/03/2023		$7,200	6,955

KOC Holding A/S
3.500% due 04/24/2020	5,910	5,668
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	20,500	20,756

Total Turkey (Cost $32,914)		33,379

UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 1.4%
DP World Ltd.
6.850% due 07/02/2037	$18,600	20,832

Total United Arab Emirates (Cost $19,629)		20,832

UNITED KINGDOM 5.4%
CORPORATE BONDS & NOTES 5.4%
Afren PLC
11.500% due 02/01/2016	$26,530	29,747
Ferrexpo Finance PLC
7.875% due 04/07/2016	7,100	6,923
Fresnillo PLC
5.500% due 11/13/2023	17,340	18,207
Tullow Oil PLC
6.000% due 11/01/2020	10,920	11,384
6.250% due 04/15/2022	900	935
Vedanta Resources PLC
7.125% due 05/31/2023	1,590	1,681
8.250% due 06/07/2021	3,670	4,126
9.500% due 07/18/2018	4,200	4,862

Total United Kingdom (Cost $75,517)		77,865

UNITED STATES 2.3%
CORPORATE BONDS & NOTES 2.3%
Rio Oil Finance Trust
6.250% due 07/06/2024	$8,300	8,727
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	6,200	6,471
Southern Copper Corp.
5.250% due 11/08/2042	17,990	16,617
7.500% due 07/27/2035	1,000	1,173

Total United States (Cost $32,531)		32,988

VIRGIN ISLANDS (BRITISH) 2.9%
CORPORATE BONDS & NOTES 2.9%
Big Will Investments Ltd.
10.875% due 04/29/2016	$2,400	2,613
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,500	4,503
3.400% due 04/16/2023	200	193
FPC Finance Ltd.
6.000% due 06/28/2019	500	536
FPT Finance Ltd.
6.375% due 09/28/2020	300	327
Gerdau Trade, Inc.
5.750% due 01/30/2021	960	1,030
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	4,200	3,885
GTL Trade Finance, Inc.
5.893% due 04/29/2024	4,806	5,054
7.250% due 04/16/2044	1,900	2,006
HLP Finance Ltd. Co.
4.450% due 04/16/2021	8,200	8,416
OAS Finance Ltd.
8.000% due 07/02/2021 (a)	6,500	6,581
Wiseyear Holdings Ltd.
5.875% due 04/06/2021	1,250	1,372
Yingde Gases Investment Ltd.
8.125% due 04/22/2018	3,060	3,252
Yuexiu REIT MTN Co.
3.100% due 05/14/2018	1,400	1,367

Total Virgin Islands (British) (Cost $40,352)		41,135

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.055% due 08/14/2014 - 10/16/2014 (c)(f)(h)	$2,404	2,404

Total Short-Term Instruments (Cost $2,404)		2,404

Total Investments in Securities (Cost $1,224,302)		1,253,920

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio	14,367,210	143,758

Total Short-Term Instruments (Cost $143,756)		143,758

Total Investments in Affiliates (Cost $143,756)		143,758

Total Investments 96.9% (Cost $1,368,058)		$1,397,678
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(1,238))		(498)
Other Assets and Liabilities, net 3.1%		45,312

Net Assets 100.0%		$1,442,492

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $6,253 at a weighted average interest rate of (0.983%).

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	9	$(8)	$0	$(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	203	13	16	0

Total Futures Contracts				$5	$16	$(2)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$15,600	$(44)	$11	$0	$0
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	15,400	(101)	(55)	6	0
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	2,600	(37)	(33)	1	0
Pay	3-Month USD-LIBOR	1.250%	09/05/2018	51,200	(239)	(65)	26	0
Pay	3-Month USD-LIBOR	1.400%	09/05/2018	2,600	5	12	1	0
Pay	3-Month USD-LIBOR	1.450%	09/05/2018	24,200	101	224	12	0
Pay	3-Month USD-LIBOR	1.650%	09/05/2018	5,250	68	81	3	0
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	8,200	129	66	5	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	5,200	207	122	0	(8)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	4,000	431	(324)	0	(21)

Total Swap Agreements					$520	$39	$54	$(29)

(f)	Securities with an aggregate market value of $1,974 and cash of $288 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	2,025		$904	$0	$(12)
	07/2014	JPY	477,000		4,692	0	(16)
	07/2014		$919	BRL	2,025	0	(3)
	08/2014	EUR	524		$714	0	(4)
BRC	07/2014	JPY	292,900		2,860	0	(31)
	07/2014		$1,724	JPY	176,700	20	0
	08/2014	EUR	63,032		$86,082	0	(244)
DUB	07/2014	BRL	2,021		918	3	0
	07/2014		$904	BRL	2,021	11	0
	09/2014	GBP	162		$272	0	(5)
GLM	10/2014		$166	MXN	2,180	1	0
JPM	07/2014	JPY	1,381,700		$13,566	0	(73)
	07/2014		$19,446	JPY	1,974,900	48	0
	08/2014	JPY	1,974,900		$19,450	0	(49)
RBC	08/2014		$2,642	EUR	1,947	25	0

Total Forward Foreign Currency Contracts						$108	$(437)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$7,860	$189	$32

Total Purchased Options						$189	$32

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$900	$(3)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$3,614	$(98)	$(89)
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	7,860	(192)	(17)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	2,730	(70)	(39)

						$(360)	$(145)

Total Written Options						$(363)	$(147)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	(1.000%)	06/20/2019	1.380%	$7,600	$206	$(71)	$135	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	06/20/2015	0.467%		$15,600	$90	$(4)	$86	$0
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.259%		600	3	1	4	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		8,500	(511)	35	0	(476)
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%		2,000	(8)	10	2	0
	Petroleos Mexicanos	1.000%	03/20/2019	0.912%		7,900	(153)	187	34	0
BRC	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.207%		23,100	(275)	223	0	(52)
	Petroleos Mexicanos	1.000%	03/20/2019	0.912%		2,000	(51)	60	9	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%		2,600	13	1	14	0
	Turkey Government International Bond	1.000%	03/20/2015	0.487%		5,800	18	5	23	0
CBK	Brazil Government International Bond	1.000%	12/20/2014	0.259%		31,200	108	13	121	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	1.653%		5,900	(39)	(16)	0	(55)
DUB	Brazil Government International Bond	1.000%	03/20/2016	0.524%		1,800	(1)	17	16	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		2,600	15	15	30	0
GST	Altice Finco S.A.	5.000%	06/20/2019	3.270%	EUR	900	61	38	99	0
	Brazil Government International Bond	1.000%	03/20/2015	0.259%		$100	0	0	0	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		8,400	(12)	83	71	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		1,500	8	10	18	0
	Petrobras International Finance Co.	1.000%	03/20/2019	2.070%		4,200	(362)	164	0	(198)
	Petroleos Mexicanos	1.000%	03/20/2019	0.912%		3,400	(63)	77	14	0
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.259%		1,800	8	2	10	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		2,300	16	14	30	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		200	(6)	7	1	0
JPM	Altice Finco S.A.	5.000%	06/20/2019	3.270%	EUR	200	8	14	22	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	1.586%		$9,600	(65)	(1)	0	(66)
MYC	Brazil Government International Bond	1.000%	03/20/2015	0.259%		1,600	7	2	9	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		2,300	(79)	85	6	0

							$(1,270)	$1,042	$619	$(847)

Total Swap Agreements							$(1,064)	$971	$754	$(847)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $430 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$4,923	$0	$4,923
Austria
Corporate Bonds & Notes	0	2,684	0	2,684
Barbados
Corporate Bonds & Notes	0	9,299	0	9,299
Bermuda
Corporate Bonds & Notes	0	65,022	0	65,022
Brazil
Corporate Bonds & Notes	0	140,202	0	140,202
Bulgaria
Corporate Bonds & Notes	0	14,820	0	14,820
Canada
Corporate Bonds & Notes	0	11,852	0	11,852
Cayman Islands
Corporate Bonds & Notes	0	113,756	2,751	116,507
Chile
Corporate Bonds & Notes	0	24,055	0	24,055
China
Corporate Bonds & Notes	0	10,379	0	10,379
Colombia
Corporate Bonds & Notes	0	40,190	0	40,190
Curacao
Corporate Bonds & Notes	0	5,521	0	5,521
Czech Republic
Corporate Bonds & Notes	0	15,959	0	15,959
Guatemala
Corporate Bonds & Notes	0	22,635	0	22,635
Hong Kong
Corporate Bonds & Notes	0	28,205	0	28,205
India
Corporate Bonds & Notes	0	57,565	0	57,565
Indonesia
Corporate Bonds & Notes	0	10,556	0	10,556
Ireland
Corporate Bonds & Notes	0	104,645	0	104,645
Israel
Corporate Bonds & Notes	0	2,965	0	2,965
Kazakhstan
Corporate Bonds & Notes	0	25,346	0	25,346
Luxembourg
Corporate Bonds & Notes	0	56,791	0	56,791
Mexico
Corporate Bonds & Notes	0	55,414	70	55,484
Netherlands
Corporate Bonds & Notes	0	24,468	0	24,468
Panama
Corporate Bonds & Notes	0	1,822	0	1,822
Paraguay
Corporate Bonds & Notes	0	4,156	0	4,156
Peru
Corporate Bonds & Notes	0	32,218	0	32,218
Philippines
Corporate Bonds & Notes	0	1,188	0	1,188
Romania
Corporate Bonds & Notes	0	7,389	0	7,389
Russia
Corporate Bonds & Notes	0	95,103	0	95,103
Singapore
Corporate Bonds & Notes	0	12,515	0	12,515
South Korea
Corporate Bonds & Notes	0	4,770	0	4,770
Sweden
Corporate Bonds & Notes	0	35,884	0	35,884
Thailand
Corporate Bonds & Notes	0	199	0	199
Turkey
Corporate Bonds & Notes	0	33,379	0	33,379
United Arab Emirates
Corporate Bonds & Notes	0	20,832	0	20,832
United Kingdom
Corporate Bonds & Notes	0	77,865	0	77,865
United States
Corporate Bonds & Notes	0	32,988	0	32,988
Virgin Islands (British)
Corporate Bonds & Notes	0	41,135	0	41,135
Short-Term Instruments
U.S. Treasury Bills	0	2,404	0	2,404
	$0	$1,251,099	$2,821	$1,253,920

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$143,758	$0	$0	$143,758

Total Investments	$143,758	$1,251,099	$2,821	$1,397,678

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	54	0	70
Over the counter	0	894	0	894
	$16	$948	$0	$964

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(29)	0	(31)
Over the counter	0	(1,431)	0	(1,431)
	$(2)	$(1,460)	$0	$(1,462)

Totals	$143,772	$1,250,587	$2,821	$1,397,180

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.8%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$500	$525

Total Bermuda (Cost $518)			525

BRAZIL 19.2%
CORPORATE BONDS & NOTES 5.6%
Banco BTG Pactual S.A.
4.875% due 07/08/2016		$1,000	1,045
Banco do Brasil S.A.
2.899% due 07/02/2014		21,400	21,400
4.500% due 01/22/2015		48,460	49,458
4.500% due 01/20/2016	EUR	21,600	30,851
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$1,900	1,958
Banco Santander Brasil S.A.
4.250% due 01/14/2016		11,600	12,128
4.500% due 04/06/2015		9,275	9,507
4.625% due 02/13/2017		22,685	24,244
Banco Votorantim S.A.
5.250% due 02/11/2016		12,020	12,591
Caixa Economica Federal
2.375% due 11/06/2017		5,600	5,480
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		18,810	20,503
CSN Islands Corp.
10.000% due 01/15/2015		7,150	7,525
Petrobras Global Finance BV
1.849% due 05/20/2016		16,300	16,361
2.000% due 05/20/2016		9,000	9,027
2.366% due 01/15/2019		22,500	22,444
2.592% due 03/17/2017		11,800	11,970
Petrobras International Finance Co.
2.875% due 02/06/2015		55,750	56,484
3.875% due 01/27/2016		13,170	13,612
5.875% due 03/01/2018		4,980	5,436
8.375% due 12/10/2018		3,400	4,053

			336,077

SOVEREIGN ISSUES 13.6%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		5,700	5,907
Brazil Government International Bond
7.875% due 03/07/2015		10,000	10,500
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	250,000	104,526
0.000% due 07/01/2015		989,820	403,303
0.000% due 07/01/2017		453,000	146,987
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (b)		1,900	2,143
10.000% due 01/01/2017		191,019	83,774
10.000% due 01/01/2021		7,120	2,953
10.000% due 01/01/2023		11,142	4,526
10.000% due 01/01/2025		121,500	48,133

			812,752

Total Brazil (Cost $1,150,825)			1,148,829

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Harvest Operations Corp.
2.125% due 05/14/2018		$800	802

Total Canada (Cost $795)			802

CAYMAN ISLANDS 1.3%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.468% due 10/20/2020		$3,191	3,167
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		919	920

			4,087

CORPORATE BONDS & NOTES 1.2%
Baidu, Inc.
2.250% due 11/28/2017		200	203
3.250% due 08/06/2018		3,800	3,935
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,300	3,456
IPIC GMTN Ltd.
3.125% due 11/15/2015		12,275	12,685
QNB Finance Ltd.
1.475% due 10/31/2016		500	506
3.125% due 11/16/2015		45,055	46,519
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	5,041

			72,345

Total Cayman Islands (Cost $75,521)			76,432

CHILE 0.7%
CORPORATE BONDS & NOTES 0.7%
Banco del Estado de Chile
2.000% due 11/09/2017		$2,250	2,278
Banco Santander Chile
1.126% due 04/11/2017		5,100	5,104
1.828% due 01/19/2016		4,800	4,848
3.750% due 09/22/2015		27,300	28,150
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		2,600	3,174
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		1,000	1,023

Total Chile (Cost $44,234)			44,577

CHINA 1.0%
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		$11,700	11,717

SOVEREIGN ISSUES 0.8%
China Development Bank Corp.
2.950% due 08/02/2015	CNY	38,000	6,127
5.840% due 01/03/2019		2,160	366
China Government International Bond
0.600% due 08/18/2014		25,500	4,102
2.480% due 12/01/2020		5,000	753
3.290% due 04/18/2020		5,140	802
3.320% due 06/12/2015		390	63
3.380% due 05/23/2023		700	107
4.080% due 08/22/2023		700	113
Export-Import Bank of China
3.350% due 06/18/2017		100,000	16,082
4.875% due 07/21/2015		$7,699	8,015
5.250% due 07/29/2014		9,212	9,240

			45,770

Total China (Cost $57,737)			57,487

COLOMBIA 2.1%
CORPORATE BONDS & NOTES 0.3%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	11,436
Ecopetrol S.A.
7.625% due 07/23/2019		5,930	7,294

			18,730

SOVEREIGN ISSUES 1.8%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	41
Colombia Government International Bond
7.375% due 01/27/2017		$900	1,035
8.250% due 12/22/2014		12,080	12,500
12.000% due 10/22/2015	COP	130,373,000	76,005
Colombian TES
5.000% due 11/21/2018		8,935,000	4,600
7.000% due 05/04/2022		1,816,000	997
7.250% due 06/15/2016		27,683,000	15,285

			110,463

Total Colombia (Cost $130,133)			129,193

CROATIA 0.0%
SOVEREIGN ISSUES 0.0%
Croatia Government International Bond
6.250% due 04/27/2017		$800	868

Total Croatia (Cost $854)			868

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$750	772

Total Czech Republic (Cost $770)			772

FRANCE 1.0%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas S.A.
0.683% due 05/07/2017		$8,900	8,907
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		10,000	10,002
Credit Agricole S.A.
0.775% due 06/12/2017		43,000	43,012

Total France (Cost $61,903)			61,921

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.698% due 05/30/2017		$7,800	7,810

Total Germany (Cost $7,800)			7,810

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	919
CNOOC Finance Ltd.
1.125% due 05/09/2016		8,200	8,221
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		3,900	3,912

Total Hong Kong (Cost $12,986)			13,052

INDIA 2.7%
CORPORATE BONDS & NOTES 2.7%
Bank of India
4.750% due 09/30/2015		$1,525	1,581
Export-Import Bank of India
4.000% due 08/07/2017		26,450	27,934
4.375% due 02/02/2015		13,041	13,265
4.400% due 04/21/2015		19,943	20,414
HDFC Bank Ltd.
3.000% due 11/30/2016		4,300	4,395
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		48,522	49,389

Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016		450	470
ONGC Videsh Ltd.
2.500% due 05/07/2018		1,200	1,188
State Bank of India
2.378% due 01/21/2016		4,700	4,684
4.125% due 08/01/2017		3,900	4,069
4.500% due 07/27/2015		31,025	31,990

Total India (Cost $158,387)			159,379

INDONESIA 2.4%
CORPORATE BONDS & NOTES 0.7%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$1,910	1,998
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		2,218	2,301
Majapahit Holding BV
7.750% due 10/17/2016		34,997	39,503

			43,802

SOVEREIGN ISSUES 1.7%
Indonesia Government International Bond
6.875% due 03/09/2017		33,855	38,214
7.250% due 04/20/2015		51,670	54,383
7.500% due 01/15/2016		6,250	6,859

			99,456

Total Indonesia (Cost $141,856)			143,258

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.655% due 09/15/2021	EUR	609	831
Dryden Leveraged Loan CDO
0.664% due 01/25/2022		620	848

			1,679

CORPORATE BONDS & NOTES 0.2%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$200	211
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		1,800	1,786
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		300	324
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		5,100	5,304
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		600	633
9.125% due 04/30/2018		100	115
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		2,500	2,625

			10,998

Total Ireland (Cost $12,498)			12,677

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	6,354

Total Israel (Cost $6,300)			6,354

KAZAKHSTAN 2.6%
CORPORATE BONDS & NOTES 2.6%
Intergas Finance BV
6.375% due 05/14/2017		$2,600	2,811
KazMunayGas National Co. JSC
9.125% due 07/02/2018		16,750	20,244
11.750% due 01/23/2015		108,000	114,278
Samruk-Energy JSC
3.750% due 12/20/2017		4,700	4,765
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		12,971	13,184

Total Kazakhstan (Cost $154,191)			155,282

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.750% due 01/15/2015		$4,972	5,134

Total Lithuania (Cost $5,118)			5,134

LUXEMBOURG 6.1%
CORPORATE BONDS & NOTES 6.1%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$17,800	18,735
5.092% due 11/29/2015		11,100	11,620
5.364% due 10/31/2014	EUR	1,200	1,668
5.875% due 06/01/2015		7,100	10,089
6.212% due 11/22/2016		$6,900	7,521
8.125% due 07/31/2014		62,273	62,581
9.250% due 04/23/2019		400	488
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	13,215
6.299% due 05/15/2017		250	265
7.750% due 05/29/2018		3,000	3,313
8.700% due 03/17/2016	RUB	1,049,500	30,289
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		$2,400	2,517
5.400% due 03/24/2017		11,800	12,582
5.499% due 07/07/2015		140,420	145,970
7.000% due 01/31/2016	RUB	158,000	4,513
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		$4,700	4,665
6.250% due 07/26/2016		1,000	1,060
6.700% due 10/25/2017		19,495	20,894
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		1,860	1,965
6.465% due 03/04/2015		13,500	13,886

Total Luxembourg (Cost $366,457)			367,836

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$400	416
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		10,750	11,580

			11,996

SOVEREIGN ISSUES 0.1%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		8,600	8,880

Total Malaysia (Cost $20,735)			20,876

MEXICO 5.6%
CORPORATE BONDS & NOTES 5.0%
America Movil S.A.B. de C.V.
1.230% due 09/12/2016		$23,200	23,491
3.500% due 02/08/2015	CNY	30,000	4,864
3.625% due 03/30/2015		$100	102
5.750% due 01/15/2015		2,150	2,207
6.000% due 06/09/2019	MXN	232,400	18,388
6.450% due 12/05/2022		290,400	22,309
9.000% due 01/15/2016		100,700	8,311
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$700	722
BBVA Bancomer S.A.
4.500% due 03/10/2016		90,509	95,713
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		1,700	213
9.250% due 06/30/2020 ^		630	79
Pemex Project Funding Master Trust
5.750% due 03/01/2018		32,500	36,725
7.375% due 12/15/2014		6,000	6,195
Petroleos Mexicanos
2.248% due 07/18/2018		12,500	13,008
4.875% due 03/15/2015		39,321	40,471

Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		5,679	5,825
8.750% due 01/31/2016	MXN	285,300	23,624
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		39,100	362

			302,609

SOVEREIGN ISSUES 0.6%
Mexico Government International Bond
5.625% due 01/15/2017		$16,400	18,245
6.625% due 03/03/2015		14,390	14,944
11.375% due 09/15/2016		140	173

			33,362

Total Mexico (Cost $339,315)			335,971

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$8,100	8,789
SABIC Capital BV
3.000% due 11/02/2015		5,570	5,733
Waha Aerospace BV
3.925% due 07/28/2020		338	360

Total Netherlands (Cost $14,837)			14,882

PANAMA 0.4%
SOVEREIGN ISSUES 0.4%
Panama Government International Bond
7.250% due 03/15/2015		$21,784	22,819

Total Panama (Cost $22,690)			22,819

PERU 0.5%
CORPORATE BONDS & NOTES 0.0%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$900	921

SOVEREIGN ISSUES 0.5%
Peru Government International Bond
8.375% due 05/03/2016		13,196	14,951
9.875% due 02/06/2015		13,480	14,224

			29,175

Total Peru (Cost $29,920)			30,096

PHILIPPINES 0.0%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$500	562

Total Philippines (Cost $559)			562

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Poland Government International Bond
2.720% due 01/25/2015	PLN	59,724	19,687
4.000% due 10/25/2023		23,000	7,905
5.000% due 04/25/2016		2,700	929
5.500% due 04/25/2015		84,360	28,470
5.750% due 09/23/2022		23,100	8,901

Total Poland (Cost $68,742)			65,892

QATAR 2.4%
CORPORATE BONDS & NOTES 1.7%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$20,000	20,560
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		665	727
5.500% due 09/30/2014		78,938	79,905
5.832% due 09/30/2016		3,313	3,520

			104,712

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		38,819	39,595

Total Qatar (Cost $143,668)			144,307

ROMANIA 1.5%
SOVEREIGN ISSUES 1.5%
Romania Government Bond
5.000% due 03/18/2015	EUR	1,000	1,415
5.850% due 07/28/2014	RON	278,400	87,217

Total Romania (Cost $87,859)			88,632

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.2%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,405	2,473
Lukoil International Finance BV
6.375% due 11/05/2014		8,300	8,438

			10,911

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
3.250% due 04/04/2017		12,000	12,456
7.600% due 04/14/2021	RUB	3,500	101

			12,557

Total Russia (Cost $23,480)			23,468

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017		$7,800	8,170
5.875% due 12/03/2018		3,400	3,634

Total Serbia (Cost $11,690)			11,804

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$3,700	3,797

Total Singapore (Cost $3,786)			3,797

SOUTH AFRICA 1.0%
CORPORATE BONDS & NOTES 0.1%
FirstRand Bank Ltd.
4.375% due 06/09/2016		$1,000	1,052
Transnet SOC Ltd.
4.500% due 02/10/2016		5,100	5,353

			6,405

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	21,300	1,690
8.000% due 12/21/2018		291,900	27,912
8.250% due 09/15/2017		230,900	22,292

			51,894

Total South Africa (Cost $77,054)			58,299

SOUTH KOREA 7.0%
CORPORATE BONDS & NOTES 6.3%
Export-Import Bank of Korea
0.977% due 01/14/2017		$2,900	2,921
1.082% due 09/17/2016		3,900	3,926
1.250% due 11/20/2015		27,500	27,672
2.030% due 03/21/2015		33,000	33,299

4.000% due 01/11/2017		4,400	4,702
4.125% due 09/09/2015		1,518	1,579
5.125% due 03/16/2015		500	516
5.875% due 01/14/2015		23,510	24,162
Hana Bank
1.375% due 02/05/2016		9,600	9,646
4.000% due 11/03/2016		2,597	2,762
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		8,450	8,992
6.000% due 05/05/2015		950	991
Industrial Bank of Korea
1.375% due 10/05/2015		18,700	18,841
3.750% due 09/29/2016		15,185	16,091
Kookmin Bank
1.103% due 01/27/2017		1,500	1,509
Korea Development Bank
0.900% due 02/20/2015		83,500	83,348
0.929% due 08/20/2015		22,000	22,042
1.000% due 01/22/2016		700	701
1.170% due 08/20/2015		1,800	1,810
3.250% due 03/09/2016		2,100	2,181
3.500% due 08/22/2017		700	740
4.000% due 09/09/2016		1,300	1,383
4.375% due 08/10/2015		5,000	5,204
Korea Electric Power Corp.
3.000% due 10/05/2015		16,560	16,998
5.500% due 07/21/2014		1,600	1,604
Korea Exchange Bank
1.750% due 09/27/2015		8,600	8,690
4.875% due 01/14/2016		5,550	5,871
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,300
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		36,500	36,495
2.875% due 10/02/2018		1,000	1,024
3.125% due 09/16/2015		18,650	19,136
Korea National Oil Corp.
2.875% due 11/09/2015		704	722
4.000% due 10/27/2016		1,350	1,431
KT Corp.
4.875% due 07/15/2015		160	166
Shinhan Bank
0.880% due 04/08/2017		2,600	2,609
4.125% due 10/04/2016		950	1,013
4.375% due 09/15/2015		900	939
Woori Bank Co. Ltd.
4.500% due 10/07/2015		450	471
4.750% due 01/20/2016		400	423
7.000% due 02/02/2015		1,000	1,035

			375,945

SOVEREIGN ISSUES 0.7%
Korea Housing Finance Corp.
3.500% due 12/15/2016		11,000	11,642
4.125% due 12/15/2015		25,325	26,515
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,600	1,609

			39,766

Total South Korea (Cost $414,457)			415,711

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,900	2,664
4.300% due 11/15/2016		200	292
Autonomous Community of Valencia
3.250% due 07/06/2015		420	588
4.375% due 07/16/2015		740	1,048
Xunta de Galicia
5.763% due 04/03/2017		800	1,242
6.131% due 04/03/2018		1,500	2,412

Total Spain (Cost $7,614)			8,246

SRI LANKA 0.4%
SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$21,400	22,128

Total Sri Lanka (Cost $21,906)			22,128

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse
0.719% due 05/26/2017	$9,000	9,027

Total Switzerland (Cost $9,000)		9,027

TURKEY 0.8%
SOVEREIGN ISSUES 0.8%
Turkey Government International Bond
6.750% due 04/03/2018	$800	905
7.000% due 09/26/2016	2,150	2,378
7.250% due 03/15/2015	34,475	35,971
7.500% due 07/14/2017	6,700	7,649

Total Turkey (Cost $46,641)		46,903

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$20,239	22,465

Total United Arab Emirates (Cost $22,443)		22,465

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Afren PLC
11.500% due 02/01/2016	$8,350	9,362

Total United Kingdom (Cost $9,180)		9,362

UNITED STATES 3.3%
ASSET-BACKED SECURITIES 0.1%
AFC Home Equity Loan Trust
0.932% due 02/25/2029	$250	210
Carrington Mortgage Loan Trust
0.252% due 06/25/2037	469	462
0.472% due 10/25/2035	55	54
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045	235	212
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037	59	38
Educational Funding Co. LLC
0.479% due 10/25/2029	3,443	2,962
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036	56	26
GSAA Home Equity Trust
0.452% due 05/25/2047	520	376
GSAMP Trust
0.222% due 12/25/2036	142	77
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036	53	22
JPMorgan Mortgage Acquisition Trust
0.262% due 08/25/2036	3,408	1,838
MASTR Asset-Backed Securities Trust
0.202% due 01/25/2037	292	114
Morgan Stanley Mortgage Loan Trust
0.382% due 02/25/2037	410	238
New Century Home Equity Loan Trust
0.332% due 05/25/2036	578	380
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^	342	125
0.232% due 11/25/2036 ^	249	109

		7,243

CORPORATE BONDS & NOTES 2.9%
AbbVie, Inc.
1.200% due 11/06/2015	2,570	2,588
Ally Financial, Inc.
3.125% due 01/15/2016	700	720
6.750% due 12/01/2014	300	308
American Honda Finance Corp.
0.602% due 05/26/2016	100	100

Amgen, Inc.
0.608% due 05/22/2017		10,300	10,313
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		1,023	1,028
Apple, Inc.
0.293% due 05/05/2017		33,900	33,924
Bank of America Corp.
3.929% due 10/21/2025	MXN	35,000	3,016
BMW U.S. Capital LLC
0.567% due 06/02/2017		$21,400	21,344
DISH DBS Corp.
7.125% due 02/01/2016		3,900	4,227
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,250	6,371
5.625% due 09/15/2015		1,400	1,481
General Mills, Inc.
5.200% due 03/17/2015		300	310
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,932
Goldman Sachs Group, Inc.
0.852% due 06/04/2017		8,900	8,908
HCA, Inc.
6.500% due 02/15/2016		500	539
7.190% due 11/15/2015		1,000	1,077
Hyundai Capital America
1.625% due 10/02/2015		978	987
3.750% due 04/06/2016		3,225	3,376
International Lease Finance Corp.
4.875% due 04/01/2015		800	822
5.750% due 05/15/2016		1,100	1,180
6.500% due 09/01/2014		300	303
6.750% due 09/01/2016		2,100	2,334
8.625% due 09/15/2015		100	109
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		1,000	997
0.647% due 06/02/2017		21,800	21,828
MGM Resorts International
6.625% due 07/15/2015		4,600	4,841
6.875% due 04/01/2016		900	983
7.500% due 06/01/2016		100	111
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,700	2,711
PepsiCo, Inc.
0.437% due 02/26/2016		2,700	2,704
SABMiller Holdings, Inc.
1.850% due 01/15/2015		6,319	6,364
SLM Corp.
6.250% due 01/25/2016		1,600	1,706
Springleaf Finance Corp.
5.400% due 12/01/2015		500	527
5.750% due 09/15/2016		300	320
Wachovia Bank N.A.
0.603% due 11/03/2014		640	641
Wells Fargo & Co.
0.527% due 06/02/2017		20,200	20,220

			171,250

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
0.352% due 03/25/2046		4,429	3,637
Banc of America Mortgage Trust
2.512% due 07/25/2034		270	274
Countrywide Alternative Loan Trust
4.867% due 10/25/2035 ^		179	151
Countrywide Home Loan Mortgage Pass-Through Trust
2.509% due 04/20/2035		1,569	1,601
5.049% due 02/20/2036 ^		294	265
Credit Suisse First Boston Mortgage Securities Corp.
2.227% due 06/25/2033		1,076	1,079
Morgan Stanley Capital Trust
5.773% due 04/12/2049		1,216	1,244
Structured Adjustable Rate Mortgage Loan Trust
2.443% due 07/25/2034		2,413	2,431

			10,682

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.324% due 06/01/2043 - 07/01/2044		413	425
2.029% due 11/01/2035		62	65
5.110% due 11/01/2035		168	181
5.282% due 09/01/2035		136	146
5.287% due 10/01/2035		86	93
5.359% due 08/01/2035		114	123
5.360% due 09/01/2035		35	38

Freddie Mac
0.432% due 09/25/2031		197	184
2.399% due 08/01/2035		21	21
5.000% due 07/01/2025 - 12/01/2041		3,275	3,655

			4,931

Total United States (Cost $194,974)			194,106

VIRGIN ISLANDS (BRITISH) 0.9%
CORPORATE BONDS & NOTES 0.9%
CNPC General Capital Ltd.
1.450% due 04/16/2016		$10,000	10,025
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,729	1,818
Rosneft Finance S.A.
6.250% due 02/02/2015		13,400	13,789
6.625% due 03/20/2017		800	880
7.500% due 07/18/2016		6,400	7,032
7.875% due 03/13/2018		16,350	18,741

Total Virgin Islands (British) (Cost $51,903)			52,285

SHORT-TERM INSTRUMENTS 17.2%
CERTIFICATES OF DEPOSIT 2.7%
Banco do Brasil S.A.
1.211% due 06/29/2015		$8,900	8,902
Bank of China Ltd.
1.267% due 10/17/2014		11,900	11,870
China Construction Bank Corp.
1.700% due 04/16/2015		24,200	24,258
Intesa Sanpaolo SpA
1.650% due 04/07/2015		77,000	77,150
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		25,000	25,001
1.190% due 06/26/2015		13,500	13,502

			160,683

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co. LLC
0.900% due 10/03/2014		2,100	2,097

REPURCHASE AGREEMENTS (c) 0.0%			188

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.423% due 05/11/2015		4,800	4,803

JAPAN TREASURY BILLS 2.6%
0.053% due 07/14/2014 - 08/04/2014 (a)	JPY	15,620,000	154,182

MALAYSIA TREASURY BILLS 3.4%
2.850% due 07/10/2014 - 09/25/2014 (a)	MYR	657,900	204,073

MEXICO TREASURY BILLS 8.2%
3.518% due 07/10/2014 - 12/11/2014 (a)	MXN	6,415,822	490,699

U.S. TREASURY BILLS 0.2%
0.051% due 08/21/2014 - 12/26/2014 (a)(e)(g)		$9,634	9,632

Total Short-Term Instruments (Cost $1,021,124)			1,026,357

Total Investments in Securities (Cost $5,032,460)			5,020,183

	SHARES
INVESTMENTS IN AFFILIATES 13.9%
SHORT-TERM INSTRUMENTS 13.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%
PIMCO Short-Term Floating NAV Portfolio		6,738,028	67,421
PIMCO Short-Term Floating NAV Portfolio III		76,465,297	764,041

Total Short-Term Instruments (Cost $831,552)	831,462

Total Investments in Affiliates (Cost $831,552)	831,462

Total Investments 97.7% (Cost $5,864,012)	$5,851,645
Financial Derivative Instruments (d)(f) 0.7% (Cost or Premiums, net $(3,776))	42,809
Other Assets and Liabilities, net 1.6%	95,953

Net Assets 100.0%	$5,990,407

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$188	Fannie Mae 2.110% due 11/07/2022	$(193)	$188	$188

Total Repurchase Agreements						$(193)	$188	$188

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Freddie Mac	5.000%	07/01/2044	$13,000	$(14,265)	$(14,387)
JPS	Freddie Mac	6.000%	07/01/2044	2,000	(2,242)	(2,248)

Total Short Sales					$(16,507)	$(16,635)

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	18,200	$(1,207)	$(308)	$20	$0

Total Swap Agreements						$(1,207)	$(308)	$20	$0

(e)	Securities with an aggregate market value of $469 and cash of $31 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	244,305		$110,527	$270	$(314)
	07/2014	HKD	285,517		36,830	2	0
	07/2014	JPY	12,326,673		120,982	0	(697)
	07/2014	MXN	831,402		63,790	0	(196)
	07/2014		$109,033	BRL	244,305	1,537	0
	07/2014		64,462	HKD	500,000	33	0
	07/2014		108,364	KRW	110,249,966	525	0
	07/2014		20,627	TWD	627,440	395	0
	08/2014	MXN	369,004		$28,283	0	(89)
	08/2014		$78,860	CLP	44,246,732	741	0
	09/2014		159,688	SGD	200,000	712	0
	10/2014	COP	36,105,845		$18,392	0	(678)
	01/2015		$21,613	BRL	50,854	261	0
BPS	07/2014	BRL	103,555		$46,720	55	(204)
	07/2014		$45,965	BRL	103,555	903	0
	07/2014		22,464	IDR	260,466,014	0	(536)
	07/2014		8,341	INR	502,879	0	0
	07/2014		91,639	MXN	1,209,455	1,449	0
	07/2014		4,773	PEN	13,650	99	0
	07/2014		98,756	TWD	3,000,000	1,758	0
	08/2014	MXN	60,589		$4,483	0	(172)
	08/2014		$34,514	BRL	77,376	194	(15)
	10/2014		58,443	MXN	768,760	367	0
	12/2014	MXN	2,342,865		$174,820	0	(3,820)
	01/2015	BRL	1,820		761	0	(22)
	04/2015		3,881		1,598	0	(35)
	07/2015		121,863		49,371	0	(755)
	07/2017		138,000		46,920	0	(1,136)
BRC	07/2014	HKD	1,192,871		153,863	13	(17)
	07/2014	HUF	1,642,125		7,343	91	0
	07/2014	IDR	277,311,560		24,000	654	0
	07/2014	JPY	1,351,400		13,197	0	(143)
	07/2014	PLN	2,877		953	8	0
	07/2014		$2,641	CNY	16,404	15	0
	07/2014		61,504	HKD	477,335	66	0
	07/2014		12,428	IDR	149,817,170	242	(57)
	07/2014		69,976	INR	4,350,247	2,180	(3)
	07/2014		139,330	JPY	14,156,273	409	0
	07/2014		190,693	KRW	197,982,677	4,845	0
	07/2014		9,195	MXN	119,461	0	0
	07/2014		4,480	MYR	14,383	0	(2)
	07/2014		7,018	PLN	21,362	4	0
	07/2014		123,929	THB	4,040,902	464	0
	07/2014		3,781	TRY	8,042	3	0
	08/2014	EUR	41,692		$56,939	0	(161)
	08/2014	JPY	13,457,973		132,544	0	(335)
	08/2014		$2,109	IDR	25,081,987	0	(6)
	08/2014		67,882	RUB	2,388,353	1,778	0
	09/2014		159,536	SGD	199,767	679	(2)
	10/2014		9,923	ZAR	108,145	68	0
	12/2014	PLN	46,100		$15,098	62	0
CBK	07/2014	BRL	97,792		43,325	0	(935)
	07/2014	HKD	285,521		36,830	1	0
	07/2014	JPY	478,200		4,692	0	(28)
	07/2014	RON	43,881		13,508	0	(177)
	07/2014		$44,401	BRL	97,792	0	(141)
	07/2014		2,263	CNY	14,061	13	0
	07/2014		26,359	CZK	523,757	0	(219)
	07/2014		7,166	INR	423,224	0	(146)
	07/2014		89,324	KRW	93,415,788	2,942	(3)
	07/2014		52,832	MXN	688,697	174	0
	07/2014		2,401	PHP	108,337	82	0
	08/2014	INR	170,459		$2,850	34	0
	08/2014	JPY	9,530,000		93,340	0	(756)
	08/2014	MXN	922,002		70,630	0	(228)
	08/2014		$1,147	EUR	843	7	0
	10/2014		10,020	ZAR	108,695	22	0
	01/2015	BRL	3,697		$1,530	0	(60)
	09/2015		$2,000	CNY	11,918	0	(89)
DUB	07/2014	BRL	8,050		$3,655	12	0
	07/2014	CNY	9,033		1,460	0	(3)
	07/2014	HKD	1,278,449		164,901	9	(13)
	07/2014	INR	12,779		213	1	0
	07/2014		$3,600	BRL	8,050	43	0
	07/2014		14,700	CNY	90,765	0	(4)
	07/2014		82,612	HKD	640,785	42	0
	07/2014		51,093	IDR	608,149,338	308	(202)
	07/2014		81,030	INR	5,022,471	2,274	0
	07/2014		75,265	KRW	78,001,677	1,773	0
	07/2014		42,990	MYR	140,109	631	0
	07/2014		27,048	PEN	77,780	710	0
	07/2014		42,197	PHP	1,905,594	1,478	0
	08/2014		23,596	IDR	270,764,348	0	(898)
	08/2014		114,452	RUB	4,012,356	2,575	0
	09/2014		27,214	IDR	325,073,264	0	(92)
	09/2014		88,279	ILS	307,008	1,152	0
	09/2014		36,407	PEN	102,812	1	0
	10/2014		18,270	ZAR	197,946	18	0
	09/2015		10,090	CNY	61,375	0	(249)
	04/2016		5,000		29,900	0	(234)
FBF	07/2014		59,232	HKD	459,739	69	0
	07/2014		27,462	IDR	317,473,776	122	(857)
	07/2014		26,907	INR	1,685,988	1,057	0
	07/2014		36,619	KRW	37,073,076	0	(4)
	07/2014		4,104	PEN	11,765	94	0
	07/2014		1,575	THB	51,262	3	0
	08/2014	CHF	792		$898	5	0
	10/2014	COP	17,359,585		9,038	0	(131)
	01/2015	BRL	123,248		51,748	0	(1,264)
	01/2015		$745	BRL	1,759	11	0
	04/2015	BRL	246,119		$101,138	0	(2,406)
GLM	07/2014	HKD	569,816		73,510	10	0
	07/2014	MXN	276,359		20,684	0	(600)
	07/2014		$78,566	MYR	261,507	2,851	0
	07/2014		4,301	PEN	12,349	106	0
	08/2014	MXN	78,773		$5,885	0	(172)
	08/2014		$115,448	MXN	1,520,735	1,339	0
	08/2014		85,790	RUB	3,070,665	3,772	0
	09/2014		44,858	MXN	584,111	27	(115)
	10/2014		105,600		1,387,483	543	0
	01/2015	CNY	2,582		$405	0	(11)
	07/2015	BRL	358,998		144,031	0	(3,638)
HUS	07/2014	TRY	41,211		19,619	228	0
	07/2014		$26,383	CZK	523,757	0	(244)
	07/2014		144,827	HKD	1,123,131	44	0
	07/2014		27,169	INR	1,686,880	810	0
	07/2014		90,393	TRY	191,522	0	(276)
	08/2014		111,534	RUB	3,889,125	1,899	0
	09/2014		33,873	SGD	42,580	276	0
	10/2014		74,938	ZAR	822,911	1,100	(12)
	01/2015		405	CNY	2,582	11	0
	07/2015	BRL	113,680		$46,082	0	(679)
JPM	07/2014		264,788		118,288	0	(1,553)
	07/2014	HKD	178,448		23,019	1	0
	07/2014	INR	1,536,775		25,630	141	0
	07/2014		$119,592	BRL	264,788	516	(267)
	07/2014		326,543	CNY	2,023,061	1,046	(28)
	07/2014		69,952	CZK	1,387,087	0	(725)
	07/2014		14,197	IDR	169,938,090	110	0
	07/2014		69,809	INR	4,340,026	2,175	0
	07/2014		27,705	KRW	28,354,148	299	0
	07/2014		252,380	PLN	768,499	215	0
	07/2014		3,184	THB	103,344	0	(3)
	07/2014		57,830	TRY	123,259	167	0
	07/2014		4,869	TWD	145,351	1	0
	08/2014	EUR	10,274		$13,967	0	(104)
	08/2014		$117,212	BRL	264,788	1,508	0
	08/2014		5,700	INR	340,347	0	(77)
	08/2014		104,712	RUB	3,661,252	2,075	0
	09/2014		122,028	SGD	152,820	534	0
	10/2014		12,742	ZAR	138,719	78	(4)
	01/2015	BRL	100,106		$42,132	0	(926)
	07/2017		177,000		60,020	0	(1,616)
MSC	08/2014	INR	170,459		2,850	34	0
	08/2014	MXN	60,579		4,484	0	(169)
	08/2014		$15,287	CLP	8,601,365	187	0
	08/2014		9,406	RUB	334,524	351	0
	01/2015	BRL	65,116		$24,930	0	(3,079)
NGF	07/2014		$9,000	INR	534,195	0	(140)
RBC	09/2014	MXN	1,378,332		$105,301	0	(381)
	09/2014		$21,612	MXN	282,118	11	0
SCX	07/2014	MYR	323,407		$100,250	0	(438)
	07/2014		$135,566	HKD	1,051,686	90	0
	07/2014		69,820	INR	4,340,026	2,164	0
	07/2014		18,098	KRW	19,652,862	1,312	0
	07/2014		67,037	MYR	222,879	2,353	0
	07/2014		173,467	TWD	5,273,312	3,213	0
	09/2014	MYR	133,919		$41,130	0	(485)
SOG	07/2014	INR	992,017		16,535	81	0
	07/2014		$107,682	TRY	226,670	0	(1,026)
UAG	07/2014	BRL	260,738		$116,812	78	(1,274)
	07/2014	CNY	72,860		11,638	0	(159)
	07/2014	HKD	641,632		82,754	5	(14)
	07/2014	IDR	97,808,535		8,349	115	0
	07/2014		$115,822	BRL	260,738	2,186	0
	07/2014		14,072	CNH	87,727	41	0
	07/2014		194,366	CNY	1,202,049	262	0
	07/2014		21,305	HKD	165,358	24	0
	07/2014		17,415	IDR	202,115,404	0	(399)
	07/2014		162,370	INR	10,091,827	5,014	0
	07/2014		67,715	KRW	72,699,745	4,087	0
	07/2014		71,116	MYR	232,436	1,250	0
	07/2014		71,866	THB	2,340,773	191	0
	08/2014		91,437	BRL	206,693	1,236	0
	08/2014		29,095	IDR	346,002,715	0	(90)
	09/2014	MYR	161,159		$49,564	0	(515)
	01/2015		$73,392	BRL	173,241	1,124	0
	06/2015	CNY	390		$63	0	0
	07/2015	BRL	395,279		159,702	0	(2,891)
	07/2017		138,000		47,068	0	(988)

Total Forward Foreign Currency Contracts						$83,836	$(41,632)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$34,060	$818	$137
DUB	Call - OTC USD versus KRW	KRW	1,075.000	07/22/2014	2,295	14	0
FBF	Call - OTC USD versus BRL	BRL	2.420	07/21/2014	13,720	141	1
UAG	Call - OTC USD versus CNH	CNH	6.371	03/03/2015	57,270	431	293
	Put - OTC USD versus CNY	CNY	6.048	03/03/2015	57,270	235	41
	Call - OTC USD versus KRW	KRW	1,075.000	07/22/2014	20,652	135	0

Total Purchased Options						$1,774	$472

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$3,700	$(12)	$(7)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$14,413	$(392)	$(356)
BRC	Call - OTC USD versus BRL		2.400	07/25/2014	23,900	(245)	(5)
	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	34,060	(831)	(71)
	Put - OTC USD versus JPY		91.000	02/18/2016	25,800	(646)	(370)
DUB	Put - OTC USD versus KRW	KRW	1,020.000	07/22/2014	2,295	(9)	(22)
FBF	Put - OTC USD versus BRL	BRL	2.230	07/21/2014	13,720	(137)	(140)
	Call - OTC USD versus INR	INR	60.000	08/21/2014	8,800	(113)	(133)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	13,000	(107)	(31)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	7,200	(89)	(109)
	Call - OTC USD versus TRY	TRY	2.320	07/01/2014	22,424	(225)	0
	Call - OTC USD versus TRY		2.310	07/23/2014	22,700	(239)	(2)
JPM	Call - OTC USD versus INR	INR	62.000	08/14/2014	23,500	(164)	(67)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	12,279	(314)	(176)
	Put - OTC USD versus MXN	MXN	12.900	08/01/2014	23,600	(184)	(87)
MSB	Call - OTC USD versus INR	INR	61.300	08/14/2014	22,800	(200)	(115)
UAG	Put - OTC USD versus CNH	CNH	6.043	03/03/2015	57,270	(270)	(23)
	Call - OTC USD versus CNY	CNY	6.321	03/03/2015	57,270	(326)	(168)
	Call - OTC USD versus INR	JPY	68.000	06/01/2015	5,772	(102)	(92)
	Put - OTC USD versus KRW	KRW	1,020.000	07/22/2014	20,652	(88)	(199)

						$(4,681)	$(2,166)

Total Written Options						$(4,693)	$(2,173)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.279%	$800	$4	$6	$10	$0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	1,300	(3)	18	15	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	57,000	328	(13)	315	0
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.259%	100	0	0	0	0
BRC	Brazil Government International Bond	1.000%	03/20/2015	0.259%	8,700	39	10	49	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	4,400	19	33	52	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	5,200	26	3	29	0
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	12,100	38	11	49	0
	Ukraine Government International Bond	5.000%	12/20/2014	10.513%	1,000	(24)	0	0	(24)
CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.310%	14,600	(380)	352	0	(28)
	Russia Government International Bond	1.000%	03/20/2015	0.794%	131,900	(1,038)	1,276	238	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%	20,000	0	(13)	0	(13)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%	5,600	11	28	39	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	400	(1)	4	3	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	800	5	5	10	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	11,100	(27)	156	129	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	3,200	(23)	26	3	0
	Petroleos Mexicanos	1.000%	03/20/2016	0.395%	10,000	(160)	268	108	0
FBF	Colombia Government International Bond	1.000%	03/20/2016	0.279%	300	2	2	4	0
GST	Ally Financial, Inc.	5.000%	09/20/2014	0.278%	5,000	308	(247)	61	0
	Brazil Government International Bond	1.000%	03/20/2015	0.259%	1,000	4	2	6	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	8,800	(14)	89	75	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	4,100	20	28	48	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	1.358%	3,300	2	(10)	0	(8)
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.259%	200	1	0	1	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	8,800	58	55	113	0
JPM	Russia Government International Bond	1.000%	03/20/2016	1.054%	68,000	(73)	31	0	(42)
MYC	Brazil Government International Bond	1.000%	03/20/2015	0.259%	13,200	56	20	76	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	5,600	(1)	49	48	0
	Export-Import Bank of China	1.000%	09/20/2016	0.590%	1,000	(27)	37	10	0
	Qatar Government International Bond	1.000%	06/20/2016	0.155%	2,000	3	31	34	0

						$(847)	$2,257	$1,525	$(115)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,700	$9	$(11)	$0	$(2)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		8,100	(6)	(152)	0	(158)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		44,900	6	(981)	0	(975)
	Pay	1-Year BRL-CDI	13.720%	01/02/2017		18,200	73	1,364	1,437	0
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		8,600	43	(266)	0	(223)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		267,000	203	2,315	2,518	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		185,000	(12)	(568)	0	(580)
BRC	Pay	1-Year BRL-CDI	10.630%	01/02/2017		11,600	(11)	(35)	0	(46)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		37,000	(20)	179	159	0
DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017		49,300	0	(922)	0	(922)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		51,500	(107)	(97)	0	(204)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		33,600	0	(60)	0	(60)
GST	Pay	3-Month PLN-WIBOR	3.500%	09/17/2024	PLN	23,600	(45)	117	72	0
HUS	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	25,000	(51)	(48)	0	(99)
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	ZAR	31,000	(52)	(60)	0	(112)
MYC	Pay	1-Year BRL-CDI	10.920%	01/02/2017	BRL	23,700	0	(1)	0	(1)
	Pay	3-Month PLN-WIBOR	3.500%	09/17/2024	PLN	23,600	(40)	112	72	0

							$(10)	$886	$4,258	$(3,382)

Total Swap Agreements							$(857)	$3,143	$5,783	$(3,497)

(g)	Securities with an aggregate market value of $8,814 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$525	$0	$525
Brazil
Corporate Bonds & Notes	0	336,077	0	336,077
Sovereign Issues	0	812,752	0	812,752
Canada
Corporate Bonds & Notes	0	802	0	802
Cayman Islands
Asset-Backed Securities	0	3,276	811	4,087
Corporate Bonds & Notes	0	72,345	0	72,345
Chile
Corporate Bonds & Notes	0	44,577	0	44,577
China
Corporate Bonds & Notes	0	11,717	0	11,717
Sovereign Issues	0	45,707	63	45,770
Colombia
Corporate Bonds & Notes	0	18,730	0	18,730
Sovereign Issues	0	110,463	0	110,463
Croatia
Sovereign Issues	0	868	0	868
Czech Republic
Corporate Bonds & Notes	0	772	0	772
France
Corporate Bonds & Notes	0	61,921	0	61,921
Germany
Corporate Bonds & Notes	0	7,810	0	7,810
Hong Kong
Corporate Bonds & Notes	0	13,052	0	13,052
India
Corporate Bonds & Notes	0	159,379	0	159,379
Indonesia
Corporate Bonds & Notes	0	43,802	0	43,802
Sovereign Issues	0	99,456	0	99,456
Ireland
Asset-Backed Securities	0	1,679	0	1,679
Corporate Bonds & Notes	0	10,998	0	10,998
Israel
Corporate Bonds & Notes	0	6,354	0	6,354
Kazakhstan
Corporate Bonds & Notes	0	155,282	0	155,282
Lithuania
Sovereign Issues	0	5,134	0	5,134
Luxembourg
Corporate Bonds & Notes	0	367,836	0	367,836
Malaysia
Corporate Bonds & Notes	0	11,996	0	11,996
Sovereign Issues	0	8,880	0	8,880
Mexico
Corporate Bonds & Notes	0	302,609	0	302,609
Sovereign Issues	0	33,362	0	33,362
Netherlands
Corporate Bonds & Notes	0	14,882	0	14,882
Panama
Sovereign Issues	0	22,819	0	22,819
Peru
Corporate Bonds & Notes	0	921	0	921
Sovereign Issues	0	29,175	0	29,175
Philippines
Corporate Bonds & Notes	0	562	0	562
Poland
Sovereign Issues	0	65,892	0	65,892
Qatar
Corporate Bonds & Notes	0	104,712	0	104,712
Sovereign Issues	0	39,595	0	39,595
Romania
Sovereign Issues	0	88,632	0	88,632
Russia
Corporate Bonds & Notes	0	10,911	0	10,911
Sovereign Issues	0	12,557	0	12,557
Serbia
Sovereign Issues	0	11,804	0	11,804
Singapore
Corporate Bonds & Notes	0	3,797	0	3,797
South Africa
Corporate Bonds & Notes	0	6,405	0	6,405
Sovereign Issues	0	51,894	0	51,894
South Korea
Corporate Bonds & Notes	0	375,945	0	375,945
Sovereign Issues	0	39,766	0	39,766
Spain
Sovereign Issues	0	8,246	0	8,246
Sri Lanka
Sovereign Issues	0	22,128	0	22,128
Switzerland
Corporate Bonds & Notes	0	9,027	0	9,027
Turkey
Sovereign Issues	0	46,903	0	46,903
United Arab Emirates
Corporate Bonds & Notes	0	22,465	0	22,465
United Kingdom
Corporate Bonds & Notes	0	9,362	0	9,362
United States
Asset-Backed Securities	0	7,243	0	7,243
Corporate Bonds & Notes	0	168,234	3,016	171,250
Mortgage-Backed Securities	0	10,682	0	10,682
U.S. Government Agencies	0	4,931	0	4,931
Virgin Islands (British)
Corporate Bonds & Notes	0	52,285	0	52,285
Short-Term Instruments
Certificates of Deposit	0	160,683	0	160,683
Commercial Paper	0	2,097	0	2,097
Repurchase Agreements	0	188	0	188
Short-Term Notes	0	4,803	0	4,803
Japan Treasury Bills	0	154,182	0	154,182
Malaysia Treasury Bills	0	204,073	0	204,073
Mexico Treasury Bills	0	490,699	0	490,699
U.S. Treasury Bills	0	9,632	0	9,632
	$0	$5,016,293	$3,890	$5,020,183

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$831,462	$0	$0	$831,462

Total Investments	$831,462	$5,016,293	$3,890	$5,851,645

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,635)	$0	$(16,635)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	20	0	20
Over the counter	0	90,091	0	90,091
	$0	$90,111	$0	$90,111

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(47,302)	$0	$(47,302)

Totals	$831,462	$5,042,467	$3,890	$5,877,819

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

June 30, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$580

Total Short-Term Instruments (Cost $580)		580

Total Investments in Securities (Cost $580)		580

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
UNITED STATES 98.8%
MUTUAL FUNDS (a) 98.8%
PIMCO Emerging Local Bond Fund	24,666,719	239,267
PIMCO Emerging Markets Bond Fund	8,011,483	90,850
PIMCO Emerging Markets Corporate Bond Fund	10,905,180	127,918

Total United States (Cost $450,769)		458,035

SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio	601,054	6,014

Total Short-Term Instruments (Cost $6,014)		6,014

Total Investments in Affiliates (Cost $456,783)		464,049

Total Investments 100.2% (Cost $457,363)		$464,629
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $(4))		8
Other Assets and Liabilities, net (0.2%)		(870)

Net Assets 100.0%		$463,767

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$580	Fannie Mae 2.110% due 11/07/2022	$(593)	$580	$580

Total Repurchase Agreements						$(593)	$580	$580

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	South Africa Government International Bond	1.000%	09/20/2014	0.388%	$1,900	$(1)	$4	$3	$0
CBK	Turkey Government International Bond	1.000%	09/20/2014	0.487%	1,900	(1)	4	3	0
FBF	Russia Government International Bond	1.000%	09/20/2015	0.940%	1,800	(2)	4	2	0

Total Swap Agreements						$(4)	$12	$8	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$580	$0	$580

Investments in Affiliates, at Value
United States
Mutual Funds	458,035	0	0	458,035
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,014	0	0	6,014

	$464,049	$0	$0	$464,049

Total Investments	$464,049	$580	$0	$464,629

Financial Derivative Instruments - Assets
Over the counter	$0	$8	$0	$8

Totals	$464,049	$588	$0	$464,637

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EMG Intl Low Volatility RAFI® -PLUS AR Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.9%
BANK LOAN OBLIGATIONS 0.1%
H.J. Heinz Co.
3.500% due 06/05/2020		$3,369	$3,398

Total Bank Loan Obligations (Cost $3,386)			3,398

CORPORATE BONDS & NOTES 31.7%
BANKING & FINANCE 20.2%
Ally Financial, Inc.
2.427% due 12/01/2014		100	100
2.500% due 03/15/2017 (f)		5,000	5,001
2.750% due 01/30/2017		4,000	4,055
2.908% due 07/18/2016		200	205
3.125% due 01/15/2016		1,200	1,235
3.500% due 07/18/2016		5,200	5,375
4.625% due 06/26/2015		100	103
4.750% due 09/10/2018		5,800	6,170
5.500% due 02/15/2017		14,000	15,199
6.750% due 12/01/2014		300	307
8.000% due 03/15/2020		300	365
8.300% due 02/12/2015		4,400	4,592
American Honda Finance Corp.
0.730% due 10/07/2016		9,100	9,175
American International Group, Inc.
4.375% due 04/26/2016	EUR	1,200	1,748
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		4,800	6,805
3.125% due 06/30/2015		700	981
4.875% due 09/15/2016		18,150	26,868
5.000% due 02/09/2019		4,100	6,307
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		3,100	4,804
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,300	3,494
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,400	3,501
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	6,700	9,589
Banco del Estado de Chile
4.125% due 10/07/2020		$1,200	1,277
Banco do Brasil S.A.
3.875% due 10/10/2022		7,700	7,257
Banco Popolare SC
3.250% due 09/30/2016	EUR	300	424
3.625% due 03/31/2017		3,460	5,057
4.750% due 03/31/2016		240	351
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$2,900	2,972
4.625% due 02/13/2017		25,000	26,718
Bank of America Corp.
1.105% due 04/01/2019		6,000	6,046
2.000% due 01/11/2018		600	604
2.650% due 04/01/2019		2,000	2,029
3.750% due 07/12/2016		9,200	9,682
5.750% due 12/12/2014	GBP	2,000	3,496
5.750% due 12/01/2017		$1,200	1,356
6.000% due 09/01/2017		1,700	1,922
6.400% due 08/28/2017		700	800
6.500% due 08/01/2016		1,700	1,885
Bank of America N.A.
0.645% due 05/08/2017		18,100	18,102
5.300% due 03/15/2017		300	330
Bankia S.A.
3.500% due 12/14/2015	EUR	100	143
3.625% due 10/05/2016		5,700	8,306
4.250% due 07/05/2016		15,600	22,889
4.500% due 04/26/2022		12,300	19,703
5.750% due 06/29/2016		4,300	6,476
Banque PSA Finance S.A.
3.875% due 01/14/2015		2,000	2,779
4.000% due 06/24/2015		800	1,123
4.250% due 02/25/2016		1,400	1,999
4.875% due 09/25/2015		300	428
Barclays Bank PLC
10.179% due 06/12/2021		$33,800	46,938

BBVA Bancomer S.A.
6.750% due 09/30/2022		14,200	16,259
Bear Stearns Cos. LLC
7.250% due 02/01/2018		19,200	22,865
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,150	1,175
BNP Paribas S.A.
0.533% due 11/07/2015		20,900	20,901
BPCE S.A.
0.862% due 06/17/2017		16,600	16,607
1.333% due 03/06/2017	GBP	600	1,033
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	11,700	16,499
Caixa Economica Federal
4.250% due 05/13/2019		$10,700	10,828
CIT Group, Inc.
4.250% due 08/15/2017		4,400	4,601
4.750% due 02/15/2015		3,000	3,066
5.000% due 05/15/2017		300	320
5.250% due 03/15/2018		4,200	4,520
Citigroup, Inc.
0.501% due 06/09/2016		31,300	31,030
0.904% due 11/15/2016		22,900	23,031
5.000% due 09/15/2014		6,900	6,961
Compass Bank
6.400% due 10/01/2017		5,800	6,459
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	800	1,415
Council Of Europe Development Bank
1.125% due 10/22/2018	EUR	1,100	1,551
Credit Agricole S.A.
0.775% due 06/12/2017		$21,200	21,206
1.081% due 10/03/2016		13,100	13,180
Credit Suisse
6.500% due 08/08/2023		1,400	1,558
Depfa ACS Bank
3.875% due 11/14/2016	EUR	3,800	5,607
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	963
2.000% due 09/15/2015		$600	601
2.375% due 05/25/2016		1,000	1,003
5.500% due 05/25/2016		200	214
5.500% due 06/26/2017		3,500	3,762
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,089
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	1,200	1,645
6.875% due 02/13/2015		300	423
7.625% due 09/15/2014		1,200	1,662
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$32,200	34,074
General Electric Capital Corp.
0.421% due 12/29/2016		11,300	11,241
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,600	1,627
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	2,400	3,442
4.250% due 01/18/2017		13,100	19,689
GMAC International Finance BV
7.500% due 04/21/2015		300	432
Goldman Sachs Group, Inc.
0.628% due 07/22/2015		$2,400	2,401
6.250% due 09/01/2017		1,600	1,825
7.500% due 02/15/2019		3,000	3,661
HBOS PLC
0.934% due 09/30/2016		1,600	1,596
6.750% due 05/21/2018		3,400	3,923
HSBC Finance Corp.
6.676% due 01/15/2021		6,200	7,422
International Lease Finance Corp.
4.875% due 04/01/2015		1,000	1,027
5.750% due 05/15/2016		13,200	14,165
6.500% due 09/01/2014		11,900	12,004
6.750% due 09/01/2016		500	556
8.625% due 09/15/2015		1,600	1,736
8.750% due 03/15/2017		5,700	6,637
IPIC GMTN Ltd.
1.750% due 11/30/2015		6,600	6,707
JPMorgan Chase & Co.
0.744% due 02/15/2017		2,300	2,310
1.125% due 02/26/2016		9,600	9,648
3.150% due 07/05/2016		5,400	5,631
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	2,300	3,141
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,681

Macquarie Bank Ltd.
6.625% due 04/07/2021		12,600	14,479
Morgan Stanley
1.509% due 04/25/2018		14,300	14,597
5.500% due 01/26/2020		3,400	3,896
Nordea Bank AB
0.590% due 04/04/2017		4,200	4,209
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	3,700
Royal Bank of Scotland PLC
0.928% due 04/11/2016		$1,250	1,247
1.007% due 10/14/2016		7,162	7,170
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	2,000	3,474
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$600	635
6.125% due 02/07/2022		1,400	1,503
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		8,200	8,148
SLM Corp.
3.875% due 09/10/2015		1,500	1,538
6.000% due 01/25/2017		1,800	1,962
6.250% due 01/25/2016		8,300	8,850
8.450% due 06/15/2018		1,200	1,421
Springleaf Finance Corp.
5.400% due 12/01/2015		900	948
6.900% due 12/15/2017		1,800	2,002
Stadshypotek AB
1.250% due 05/23/2018		8,200	8,113
4.250% due 10/10/2017	AUD	400	385
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$4,700	4,919
Swedbank Hypotek AB
1.375% due 03/28/2018		3,100	3,089
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		20,400	20,415
2.125% due 07/02/2019 (b)		800	800
UBS AG
7.625% due 08/17/2022		700	844
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	536
6.000% due 04/15/2021		5,100	9,230
Wachovia Corp.
0.501% due 06/15/2017		$2,300	2,299
Wells Fargo & Co.
0.688% due 04/22/2019		8,900	8,932

			859,022

INDUSTRIALS 7.0%
AbbVie, Inc.
0.983% due 11/06/2015		5,500	5,548
ADT Corp.
4.875% due 07/15/2042		2,200	1,845
Amgen, Inc.
0.608% due 05/22/2017		12,200	12,216
0.828% due 05/22/2019		6,800	6,824
2.200% due 05/22/2019		16,900	16,897
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		1,100	1,177
BMW U.S. Capital LLC
0.567% due 06/02/2017		9,600	9,575
Braskem Finance Ltd.
5.750% due 04/15/2021		5,300	5,568
Canadian National Railway Co.
0.423% due 11/06/2015		5,700	5,703
Cemex S.A.B. de C.V.
7.250% due 01/15/2021		700	772
CNPC General Capital Ltd.
1.125% due 05/14/2017		5,500	5,519
2.750% due 05/14/2019		2,000	2,002
ConAgra Foods, Inc.
1.900% due 01/25/2018		2,000	2,006
D.R. Horton, Inc.
4.375% due 09/15/2022		100	100
Daimler Finance North America LLC
0.829% due 01/09/2015		7,500	7,518
DISH DBS Corp.
7.125% due 02/01/2016		8,075	8,751
7.750% due 05/31/2015		300	319
General Mills, Inc.
0.527% due 01/29/2016		21,300	21,363
HCA, Inc.
6.375% due 01/15/2015		4,000	4,105
6.500% due 02/15/2016		300	324
7.190% due 11/15/2015		300	323

HeidelbergCement Finance Luxembourg S.A.
8.000% due 01/31/2017	EUR	700	1,117
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		11,600	15,141
Hospira, Inc.
6.050% due 03/30/2017		$1,000	1,104
Johnson & Johnson
0.299% due 11/28/2016		42,900	42,967
KazMunayGas National Co. JSC
11.750% due 01/23/2015		6,100	6,455
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	4,300	6,653
Lukoil International Finance BV
6.125% due 11/09/2020		$900	978
McKesson Corp.
0.630% due 09/10/2015		30,600	30,667
MGM Resorts International
6.625% due 07/15/2015		200	211
6.875% due 04/01/2016		1,400	1,529
7.500% due 06/01/2016		3,300	3,651
7.625% due 01/15/2017		4,000	4,530
10.000% due 11/01/2016		2,500	2,969
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,659
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,500	8,058
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017		$400	401
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018	EUR	4,320	6,385
Petrobras International Finance Co.
3.875% due 01/27/2016		$3,400	3,514
7.875% due 03/15/2019		3,700	4,332
PHH Corp.
6.375% due 08/15/2021		3,200	3,400
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	500	737
USG Corp.
8.375% due 10/15/2018		$1,600	1,691
Viacom, Inc.
5.850% due 09/01/2043		3,700	4,259
Volkswagen International Finance NV
0.556% due 11/18/2015		28,700	28,797

			299,660

UTILITIES 4.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		500	598
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	800	1,123
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$9,700	9,730
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		4,900	5,333
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		5,265	5,699
Petrobras Global Finance BV
2.592% due 03/17/2017		6,100	6,188
3.250% due 03/17/2017		8,500	8,721
Rosneft Finance S.A.
6.250% due 02/02/2015		400	412
7.875% due 03/13/2018		800	917
Shell International Finance BV
0.293% due 11/10/2015		9,300	9,308
0.434% due 11/15/2016		4,800	4,807
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		8,000	8,012
1.750% due 04/10/2017		14,200	14,220
Sprint Communications, Inc.
6.000% due 12/01/2016		2,000	2,183
8.375% due 08/15/2017		16,700	19,560
9.125% due 03/01/2017		10,685	12,542
SSE PLC
5.625% due 10/01/2017 (e)	EUR	1,000	1,502
Telecom Italia SpA
7.000% due 01/20/2017		400	619
7.375% due 12/15/2017	GBP	12,000	23,152
8.250% due 03/21/2016	EUR	300	458
Telefonica Europe BV
6.500% due 09/18/2018 (e)		1,600	2,418
Verizon Communications, Inc.
1.002% due 06/17/2019		$2,000	2,027
1.761% due 09/15/2016		20,000	20,562
1.981% due 09/14/2018		15,700	16,581
2.500% due 09/15/2016		7,000	7,218

3.650% due 09/14/2018		6,200	6,627
6.550% due 09/15/2043		1,100	1,387

			191,904

Total Corporate Bonds & Notes (Cost $1,340,469)			1,350,586

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,327

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	993

Total Municipal Bonds & Notes (Cost $2,290)			2,320

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.875% due 10/26/2017 (j)		40,500	40,206
3.500% due 07/01/2029		159,000	168,473
Freddie Mac
0.552% due 11/15/2043		1,967	1,967
1.000% due 03/08/2017 (j)		4,900	4,931

Total U.S. Government Agencies (Cost $214,739)			215,577

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
3.625% due 02/15/2044 (j)(l)		35,600	37,497
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022		14,844	14,942
0.625% due 07/15/2021 (j)		35,338	37,227
2.000% due 07/15/2014 (j)(l)		62,501	62,647
2.375% due 01/15/2025		50,051	60,632
2.375% due 01/15/2027		91,685	112,465
2.500% due 01/15/2029		31,908	40,229

Total U.S. Treasury Obligations (Cost $358,299)			365,639

MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust
2.686% due 01/25/2036		21,706	20,146
Aggregator of Loans Backed by Assets
2.808% due 12/16/2042	GBP	5,110	8,933
2.993% due 05/25/2051		766	1,330
BCAP LLC Trust
0.362% due 05/25/2047		$449	339
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 02/25/2034		457	453
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		18,700	18,768
2.388% due 09/10/2045 (a)		7,820	854
Claris ABS
0.794% due 10/31/2060	EUR	3,441	4,621
Commercial Mortgage Pass-Through Certificates
1.054% due 06/11/2027 (b)		$14,400	14,402
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		15,017	16,238
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037		338	339
DBRR Trust
0.853% due 02/25/2045		6,305	6,305
Eddystone Finance PLC
1.053% due 04/19/2021	GBP	8,745	14,668
Fordgate Commercial Securitisation PLC
0.729% due 10/23/2016		3,563	6,047
Giovecca Mortgages SRL
0.928% due 04/23/2048	EUR	5,065	6,849
Granite Master Issuer PLC
0.734% due 12/20/2054	GBP	14,751	25,125
Granite Mortgages PLC
1.208% due 07/20/2043		$635	640
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		3,346	3,615
LB Commercial Mortgage Trust
6.045% due 07/15/2044		18,205	20,211
Leo-Mesdag BV
0.504% due 08/29/2019	EUR	9,800	13,275
Mall Funding PLC
1.208% due 04/22/2017	GBP	1,692	2,893
RMAC PLC
0.393% due 06/12/2037	EUR	2,083	2,701

Structured Adjustable Rate Mortgage Loan Trust
1.302% due 12/25/2037		$14,602	10,736
Wells Fargo Commercial Mortgage Trust
1.182% due 02/15/2027		7,300	7,321

Total Mortgage-Backed Securities (Cost $205,002)			206,809

ASSET-BACKED SECURITIES 3.6%
ACE Securities Corp. Home Equity Loan Trust
0.802% due 07/25/2035		500	425
Ally Auto Receivables Trust
0.480% due 02/15/2017		16,200	16,202
Ameriquest Mortgage Securities Trust
0.542% due 03/25/2036		400	337
Ares VIR CLO Ltd.
0.650% due 03/12/2018		1,000	992
Avoca CLO PLC
0.619% due 08/03/2022	EUR	1,514	2,054
Cairn CLO BV
0.663% due 10/15/2022		2,372	3,228
Citigroup Mortgage Loan Trust, Inc.
0.392% due 10/25/2036		$2,400	2,257
COA Summit CLO Ltd.
1.586% due 04/20/2023		250	250
Dureve Ltd.
0.835% due 11/01/2095	EUR	3,894	5,178
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$17,800	17,804
Fraser Sullivan CLO Ltd.
0.531% due 12/20/2020		500	489
Gallatin CLO Ltd.
1.432% due 07/15/2023		4,100	4,109
GE Equipment Transportation LLC
0.550% due 12/23/2016		2,500	2,501
Golden Knight CDO Corp.
0.466% due 04/15/2019		1,987	1,980
LCM LP
1.486% due 04/15/2022		13,000	13,004
Marquette U.S./European CLO PLC
0.606% due 07/15/2020		2,400	2,373
Morgan Stanley ABS Capital, Inc. Trust
0.402% due 03/25/2037		1,845	1,042
1.082% due 03/25/2035		900	854
Motor PLC
0.632% due 08/25/2021		16,828	16,837
Nash Point CLO
0.644% due 07/25/2022	EUR	545	743
Nissan Auto Lease Trust
0.480% due 09/15/2016		$14,100	14,102
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		7,800	7,801
Race Point CLO Ltd.
1.531% due 12/15/2022		600	601
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		17,000	17,002
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	2,938	3,978
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		$5,938	5,938
Strawinsky PLC
0.725% due 08/10/2024	EUR	1,121	1,534
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		$7,700	7,701
Venture CDO Ltd.
0.448% due 07/22/2021		1,000	986

Total Asset-Backed Securities (Cost $152,147)			152,302

SOVEREIGN ISSUES 21.0%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	7,500	11,545
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	223,900	91,228
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		19,800	8,211
10.000% due 01/01/2023		4,900	1,990
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	7,891
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	1,628,000	15,530
4.500% due 07/03/2017		1,220,000	11,565
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	194
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	5,810	8,278
2.750% due 11/15/2016		1,600	2,293

3.500% due 06/01/2018		29,700	44,330
3.750% due 05/01/2021		45,300	68,823
4.500% due 08/01/2018		3,600	5,583
4.750% due 09/01/2028		14,400	22,920
5.500% due 11/01/2022		64,200	107,864
Italy Government International Bond
5.250% due 09/20/2016		$3,900	4,258
Mexico Government International Bond
7.500% due 06/03/2027	MXN	453,200	39,715
7.750% due 05/29/2031		658,530	58,170
7.750% due 11/23/2034		130,700	11,597
Province of Ontario
3.000% due 07/16/2018		$15,000	15,871
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		200	207
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	3,000	4,246
4.125% due 02/18/2019		$10,000	10,560
4.125% due 01/26/2020	EUR	2,100	3,180
4.700% due 11/01/2016		6,400	9,501
4.750% due 05/10/2018		$18,800	20,328
5.250% due 02/18/2024		6,800	7,344
5.500% due 10/26/2022		5,700	6,263
Spain Government International Bond
2.100% due 04/30/2017	EUR	1,000	1,421
2.750% due 04/30/2019		18,800	27,496
3.750% due 10/31/2018		17,400	26,408
3.800% due 04/30/2024		66,500	99,860
4.100% due 07/30/2018		7,200	11,057
4.400% due 10/31/2023		14,700	23,140
4.850% due 10/31/2020		6,500	10,598
5.400% due 01/31/2023		44,600	75,076
5.850% due 01/31/2022		12,900	22,247

Total Sovereign Issues (Cost $880,282)			896,788

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	191

Total Preferred Securities (Cost $188)			191

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 2.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$7,500	7,499
Banco do Brasil S.A.
1.211% due 06/29/2015		10,000	10,000
China Construction Bank Corp.
0.000% due 07/28/2014		29,500	29,480
Credit Suisse
0.437% due 01/12/2015		200	200
0.547% due 08/24/2015		100	100
0.603% due 01/28/2016		2,800	2,803
Intesa Sanpaolo SpA
1.650% due 04/07/2015		38,800	39,002
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		31,100	31,100

			120,184

REPURCHASE AGREEMENTS (g) 0.2%			10,600

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		2,900	2,903

Nissan Auto Lease Trust
0.180% due 06/15/2015		5,900	5,900

			8,803

MEXICO TREASURY BILLS 10.5%
3.382% due 07/24/2014 - 12/24/2014 (c)	MXN	5,868,700	448,365

U.S. TREASURY BILLS 0.1%
0.050% due 08/14/2014 - 12/26/2014 (c)(h)(j)(l)		$5,829	5,828

Total Short-Term Instruments (Cost $591,015)			593,780

Total Investments in Securities (Cost $3,747,817)			3,787,390

	SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio		1,373	14
PIMCO Short-Term Floating NAV Portfolio III		71,652,253	715,949

Total Short-Term Instruments (Cost $715,863)			715,963

Total Investments in Affiliates (Cost $715,863)			715,963

Total Investments 105.7% (Cost $4,463,680)			$4,503,353
Financial Derivative Instruments (i)(k) 4.8% (Cost or Premiums, net $(10,561))			205,508
Other Assets and Liabilities, net (10.5%)			(449,064)

Net Assets 100.0%			$4,259,797

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$5,001	0.12%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$10,600	U.S. Treasury Notes 1.625% due 06/30/2019	$(10,814)	$10,600	$10,600

Total Repurchase Agreements						$(10,814)	$10,600	$10,600

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.500%	08/01/2044	$11,000	$(11,870)	$(11,882)
FOB	Fannie Mae	4.500%	07/01/2044	12,000	(12,909)	(12,991)
Fannie Mae		4.500%	08/01/2044	136,000	(146,735)	(146,904)

Total Short Sales					$(171,514)	$(171,777)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings during the period ended June 30, 2014 was $35,330 at a weighted average interest rate of 0.072%.

(h)	Securities with an aggregate market value of $280 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	605	$60	$0	$(30)
Australia Government 3-Year Bond September Futures	Short	09/2014	261	(153)	7	(22)
Australia Government 10-Year Bond September Futures	Short	09/2014	120	(281)	0	(53)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	344	21	37	(10)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	281	10	21	(8)
Canada Government 10-Year Bond September Futures	Short	09/2014	973	(1,117)	164	(100)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	573	1,922	7	(127)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	579	(1,132)	167	(71)
Mini MSCI Emerging Markets Index September Futures	Long	09/2014	2,953	137	0	(472)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	861	(37)	0	(61)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	1,363	(926)	0	(106)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	53	(73)	0	(15)
United Kingdom Long Gilt September Futures	Long	09/2014	273	35	9	(164)

Total Futures Contracts				$(1,534)	$412	$(1,239)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$209,300	$4,195	$554	$0	$(95)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$350,700	$(2,026)	$(434)	$0	$(93)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		212,400	595	(161)	0	(66)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		501,000	(1,534)	(1,682)	0	(176)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		621,800	829	(205)	0	(230)
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		76,700	(1,210)	(522)	0	(45)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		479,700	(11,065)	(7,972)	0	(518)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		66,200	(5,915)	(2,518)	0	(411)
Receive	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	55,000	(2,018)	(1,575)	31	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		350,400	(23,245)	(15,709)	390	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	388,100	1,756	503	193	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		109,000	(2,672)	(1,057)	591	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	540,000	73	90	0	(3)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	108,000	46	46	7	0
Pay	28-Day MXN-TIIE	6.610%	03/19/2024		41,300	148	149	0	(1)

						$(46,238)	$(31,047)	$1,212	$(1,543)

Total Swap Agreements						$(42,043)	$(30,493)	$1,212	$(1,638)

(j)	Securities with an aggregate market value of $59,706 and cash of $115 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	AUD	332		$310	$0	$(3)
	07/2014	BRL	10,721		4,868	15	0
	07/2014	MXN	119,214		9,190	15	0
	07/2014		$4,785	BRL	10,721	67	0
	08/2014	BRL	55,435		$22,861	0	(1,994)
	08/2014	CHF	5,538		6,202	0	(45)
	08/2014	MXN	119,056		9,168	14	0
	08/2014		$25,166	BRL	56,802	302	0
	08/2014		1,193	EUR	881	14	0
	09/2014		26,265	GBP	15,446	154	0
	10/2014	MXN	147,414		$11,151	0	(141)
	01/2015	BRL	59,216		25,166	0	(304)
BPS	07/2014		159,850		72,576	230	0
	07/2014	INR	509,824		8,625	167	0
	07/2014	MXN	543,091		41,546	13	(261)
	07/2014		$71,058	BRL	159,850	1,289	0
	07/2014		24,713	INR	1,459,465	0	(506)
	08/2014	CHF	5,007		$5,588	0	(60)
	08/2014	EUR	41,321		56,392	0	(200)
	08/2014	MXN	193,393		14,678	11	(188)
	08/2014		$1,132	EUR	835	11	0
	09/2014	MXN	429,831		$32,796	0	(157)
	10/2014		921,478		70,037	0	(479)
	12/2014		2,217,110		166,954	0	(2,076)
	07/2015	BRL	144,900		58,426	0	(1,176)
BRC	07/2014		92,885		39,890	57	(2,206)
	07/2014	JPY	5,020,600		48,988	0	(571)
	07/2014		$41,171	BRL	92,885	868	0
	07/2014		21,584	INR	1,275,790	0	(427)
	07/2014		302,257	JPY	30,696,478	754	0
	08/2014	BRL	45,860		$19,198	0	(1,364)
	08/2014	CHF	28,568		31,822	0	(404)
	08/2014	EUR	39,211		53,420	0	(282)
	08/2014	JPY	30,696,478		302,322	0	(765)
	08/2014	SEK	701		108	3	0
	08/2014		$3	DKK	16	0	0
	08/2014		2,264	EUR	1,665	16	0
	08/2014		932	RUB	32,752	24	0
	09/2014	GBP	58,712		$98,549	0	(1,874)
	09/2014		$97,243	GBP	57,277	725	0
CBK	07/2014	BRL	220,414		$99,972	304	(89)
	07/2014	INR	267,120		4,500	73	0
	07/2014	MXN	212,572		16,307	0	(54)
	07/2014		$98,102	BRL	220,414	1,655	0
	07/2014		910	MYR	3,025	32	0
	08/2014	AUD	728		$682	0	(2)
	08/2014	EUR	555,757		758,639	0	(2,503)
	08/2014	INR	155,865		2,606	31	0
	09/2014	GBP	12,734		21,562	0	(219)
	09/2014		$17,989	GBP	10,571	92	0
	10/2014	BRL	36,122		$15,576	0	(352)
FBF	07/2014		114,784		51,296	48	(702)
	07/2014		$51,321	BRL	114,784	629	0
	07/2014		10,421	INR	617,653	0	(177)
	08/2014	MXN	235,577		$17,851	0	(246)
	08/2014		$82,506	BRL	188,201	1,876	0
	08/2014		23,430	INR	1,426,164	132	0
	10/2014	BRL	6,208		$2,680	0	(57)
	01/2015		162,318		68,130	0	(1,687)
	01/2015		$2,143	BRL	5,112	56	0
	07/2015	BRL	79,000		$32,315	0	(181)
JPM	07/2014	AUD	396		368	0	(6)
	07/2014	BRL	296,502		132,279	0	(1,915)
	07/2014	JPY	23,961,478		235,262	0	(1,266)
	07/2014		$134,373	BRL	296,502	203	(383)
	07/2014		69,498	INR	4,151,164	0	(644)
	08/2014	AUD	282		$264	0	(1)
	08/2014	EUR	16,811		23,035	12	0
	08/2014	MXN	863,074		65,712	0	(586)
	08/2014		$83,869	BRL	189,463	1,079	0
	08/2014		5,213	INR	311,268	0	(71)
	09/2014	MXN	93,614		$7,202	27	0
MSC	08/2014	BRL	199,978		84,736	0	(4,926)
	08/2014	INR	155,865		2,606	31	0
	08/2014	MXN	372,322		28,064	0	(536)
	10/2014	BRL	89,240		38,099	0	(1,253)
	01/2015		5,099		1,952	0	(241)
RBC	08/2014	EUR	62,093		84,557	0	(482)
	09/2014	CAD	7,258		6,676	0	(112)
	09/2014	MXN	68,202		5,225	0	(3)
	10/2014		225,229		17,171	0	(66)
	12/2014		321,196		24,349	0	(142)
SCX	07/2014	JPY	1,714,400		16,804	0	(119)
	07/2014		$819	KRW	888,930	59	0
	07/2014		1,543	TWD	46,878	28	0
UAG	07/2014	BRL	189,036		$84,391	0	(1,165)
	07/2014	MXN	54,111		4,146	0	(19)
	07/2014		$85,828	BRL	189,036	0	(272)
	07/2014		5,204	INR	310,286	0	(58)
	07/2014		2,968	MXN	38,987	33	0
	08/2014	EUR	110,256		$150,468	0	(534)
	08/2014		$83,626	BRL	189,036	1,130	0

Total Forward Foreign Currency Contracts						$12,279	$(36,552)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	31,700	$(106)	$(14)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		5,100	(18)	(2)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		38,700	(143)	(16)

							$(267)	$(32)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$14,900	$(416)	$(359)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	19,100	(139)	(131)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	800	(44)	(33)
	Put - OTC USD versus JPY		80.000	02/28/2019	200	(11)	(8)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	42,300	(140)	(162)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	20,500	(512)	(394)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	34,500	(229)	(159)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	2,600	(62)	(37)
	Put - OTC USD versus JPY		94.750	04/21/2016	114,700	(3,431)	(2,918)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	20,200	(454)	(379)
	Call - OTC USD versus BRL		2.600	03/11/2015	15,200	(272)	(233)
	Call - OTC USD versus BRL		2.740	06/08/2015	20,300	(457)	(371)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	15,000	(95)	(86)
	Call - OTC USD versus INR		61.300	08/14/2014	13,900	(120)	(70)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	37,200	(893)	(780)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	14,000	(46)	(54)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	8,200	(105)	(124)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	900	(23)	(13)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	68,400	(2,038)	(1,582)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	6,200	(55)	(31)

						$(9,542)	$(7,924)

Total Written Options						$(9,809)	$(7,956)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$100	$(5)	$3	$0	$(2)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		5,100	(352)	202	0	(150)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		10,300	(839)	497	0	(342)
BRC	Mexico Government International Bond	1.000%	03/20/2019	0.592%		400	1	7	8	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(6)	3	0	(3)
	Russia Government International Bond	1.000%	09/20/2019	1.767%		3,600	(127)	(7)	0	(134)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		200	(9)	6	0	(3)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,000	(50)	61	11	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		4,200	(274)	151	0	(123)
	Russia Government International Bond	1.000%	09/20/2019	1.767%		10,800	(378)	(23)	0	(401)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(4)	3	0	(1)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(18)	9	0	(9)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		27,000	(1,213)	315	0	(898)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,400	(61)	41	0	(20)
	Volvo Treasury AB	1.000%	03/20/2021	1.059%	EUR	200	(11)	10	0	(1)

							$(3,346)	$1,278	$19	$(2,087)

Credit Default Swaps On Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	2,750,000	$179	$260	$439	$0
BPS	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		1,440,000	100	130	230	0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		2,090,000	135	199	334	0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$20,667	(63)	(8)	0	(71)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	1,410,000	94	131	225	0

						$445	$712	$1,228	$(71)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	477,300	$795	$1,466	$2,261	$0
BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		14,300	(9)	77	68	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		384,400	347	1,474	1,821	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		64,600	0	127	127	0
CBK	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		11,700	0	56	56	0
GST	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		132,000	233	392	625	0
	Pay	28-Day MXN-TIIE	6.770%	12/27/2023		13,000	0	59	59	0
	Pay	28-Day MXN-TIIE	6.610%	03/19/2024		470,400	145	1,497	1,642	0
SOG	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		135,000	638	165	803	0

							$2,149	$5,313	$7,462	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/30/2015	$15,077		$1,175	$1,175	$0
	Receive	RALVEIET Index	2,360,222	1-Month USD-LIBOR plus a specified spread	03/26/2015	242,725		8,696	8,696	0
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	04/28/2015	300,684		34,438	34,438	0
BPS	Receive	RALVEIET Index	5,225,170	1-Month USD-LIBOR plus a specified spread	03/20/2015	537,356		19,291	19,291	0
FBF	Receive	RALVEIET Index	3,196,590	1-Month USD-LIBOR plus a specified spread	04/13/2015	300,943		39,427	39,427	0
	Receive	RALVEIET Index	7,473,748	1-Month USD-LIBOR plus a specified spread	04/21/2015	773,883		22,383	22,383	0
GST	Receive	RALVEIET Index	527,442	1-Month USD-LIBOR plus a specified spread	01/15/2015	55,545		672	672	0
	Receive	RALVEIET Index	387,191	1-Month USD-LIBOR plus a specified spread	01/30/2015	37,165		4,014	4,014	0
	Receive	RALVEIET Index	2,141,445	1-Month USD-LIBOR plus a specified spread	03/13/2015	225,516		2,723	2,723	0
	Receive	RALVEIET Index	2,567,262	1-Month USD-LIBOR plus a specified spread	03/24/2015	264,017		9,476	9,476	0
	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	04/16/2015	292,881		37,255	37,255	0
JPM	Receive	RALVEIET Index	9,199,949	1-Month USD-LIBOR plus a specified spread	05/29/2015	925,823		52,889	52,889	0
								$232,439	$232,439	$0

Total Swap Agreements							$(752)	$239,742	$241,148	$(2,158)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $15,032 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,398	$0	$3,398
Corporate Bonds & Notes
Banking & Finance	0	854,021	5,001	859,022
Industrials	0	299,660	0	299,660
Utilities	0	191,904	0	191,904
Municipal Bonds & Notes
New York	0	1,327	0	1,327
Ohio	0	993	0	993
U.S. Government Agencies	0	215,577	0	215,577
U.S. Treasury Obligations	0	365,639	0	365,639
Mortgage-Backed Securities	0	186,102	20,707	206,809
Asset-Backed Securities	0	147,124	5,178	152,302
Sovereign Issues	0	896,788	0	896,788
Preferred Securities
Banking & Finance	191	0	0	191
Short-Term Instruments
Certificates of Deposit	0	120,184	0	120,184
Repurchase Agreements	0	10,600	0	10,600
Short-Term Notes	0	8,803	0	8,803
Mexico Treasury Bills	0	448,365	0	448,365
U.S. Treasury Bills	0	5,828	0	5,828
	$191	$3,756,313	$30,886	$3,787,390

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$715,963	$0	$0	$715,963

Total Investments	$716,154	$3,756,313	$30,886	$4,503,353

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(171,777)	$0	$(171,777)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	412	1,212	0	1,624
Over the counter	0	253,427	0	253,427
	$412	$254,639	$0	$255,051

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,239)	(1,638)	0	(2,877)
Over the counter	0	(46,666)	0	(46,666)

	$(1,239)	$(48,304)	$0	$(49,543)

Totals	$715,327	$3,790,871	$30,886	$4,537,084

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.4%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$41

Total Corporate Bonds & Notes (Cost $29)		41

MUNICIPAL BONDS & NOTES 0.2%
NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	321

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	80

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	81

Total Municipal Bonds & Notes (Cost $489)		482

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
0.000% due 11/15/2030 (d)	400	214
3.765% due 12/01/2025	2,000	2,119
4.000% due 02/25/2019	48	50
5.000% due 08/25/2033	52	58
5.500% due 04/25/2033 - 08/25/2035	90	97
6.000% due 12/25/2034	177	222
Financing Corp.
0.000% due 09/26/2019	200	181
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031	17,709	10,135
0.552% due 01/15/2033	0	1
5.500% due 02/15/2024	53	61
6.000% due 06/15/2035	285	336
Ginnie Mae
5.500% due 10/20/2037	144	171
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	5,100	3,957
5.500% due 09/18/2023 - 12/04/2023	1,000	1,220
NCUA Guaranteed Notes
0.522% due 11/06/2017	761	763
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	3,191	1,965
Small Business Administration
5.290% due 12/01/2027	244	267
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,373

Total U.S. Government Agencies (Cost $21,760)		23,190

U.S. TREASURY OBLIGATIONS 94.3%
U.S. Treasury Bonds
3.125% due 11/15/2041 (b)	4,800	4,644
3.375% due 05/15/2044 (b)	1,500	1,507
4.250% due 05/15/2039	300	352
4.375% due 11/15/2039 (b)	2,100	2,510
4.375% due 05/15/2041 (d)	500	600
6.000% due 02/15/2026 (b)	1,000	1,336
6.500% due 11/15/2026	200	280
7.500% due 11/15/2024 (b)	600	875
U.S. Treasury Inflation Protected Securities (a)
1.375% due 02/15/2044 (b)(d)	2,951	3,240
U.S. Treasury Notes
2.750% due 11/15/2023 (b)	4,100	4,200
U.S. Treasury Strips
0.000% due 11/15/2027	5,000	3,323
0.000% due 05/15/2033	14,200	7,543
0.000% due 02/15/2036	22,600	11,132
0.000% due 05/15/2036	25,000	11,842

0.000% due 11/15/2039		68,000	28,760
0.000% due 02/15/2040		13,000	5,460
0.000% due 08/15/2040		49,200	20,250
0.000% due 02/15/2041		3,300	1,339
0.000% due 11/15/2041		10,000	3,908
0.000% due 02/15/2042 (b)		162,500	62,781
0.000% due 08/15/2042		122,900	46,405
0.000% due 11/15/2042 (b)		161,400	60,269
0.000% due 11/15/2043		19,500	6,992

Total U.S. Treasury Obligations (Cost $270,890)			289,548

MORTGAGE-BACKED SECURITIES 0.6%
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 09/25/2047 ^		556	500
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033		2	1
JPMorgan Mortgage Trust
2.663% due 07/25/2035		249	257
WaMu Mortgage Pass-Through Certificates Trust
0.853% due 01/25/2047		4	4
2.201% due 10/25/2046		12	11
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,207

Total Mortgage-Backed Securities (Cost $1,767)			1,980

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.877% due 07/25/2036		7	7

Total Asset-Backed Securities (Cost $7)			7

SOVEREIGN ISSUES 1.7%
Canada Housing Trust
2.400% due 12/15/2022	CAD	300	279
Province of Ontario
4.600% due 06/02/2039		2,000	2,141
4.650% due 06/02/2041		2,500	2,713

Total Sovereign Issues (Cost $4,989)			5,133

Total Investments in Securities (Cost $299,931)			320,381

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio		457,284	4,576

Total Short-Term Instruments (Cost $4,575)			4,576

Total Investments in Affiliates (Cost $4,575)			4,576

Total Investments 105.9% (Cost $304,506)			$324,957
Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(31))			(79)
Other Assets and Liabilities, net (5.9%)			(17,984)

Net Assets 100.0%			$306,894

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	0.140%	06/06/2014	07/07/2014	$(1,252)	$(1,252)
	0.150%	06/12/2014	07/11/2014	(1,779)	(1,780)

Total Reverse Repurchase Agreements					$(3,032)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.120%	04/30/2014	07/14/2014	$(528)	$(529)
	0.140%	07/01/2014	07/21/2014	(3,075)	(3,083)
	0.230%	06/25/2014	07/02/2014	(4,921)	(4,922)
	0.250%	06/25/2014	07/02/2014	(74)	(74)
	0.300%	06/30/2014	07/03/2014	(634)	(634)
FOB	0.160%	07/01/2014	07/21/2014	(1,014)	(1,014)
	0.220%	06/26/2014	07/09/2014	(111)	(111)
	0.250%	06/27/2014	07/09/2014	(112)	(112)
GSC	0.140%	06/19/2014	07/10/2014	(3,062)	(3,064)
	0.150%	06/23/2014	07/08/2014	(1,483)	(1,484)
MSC	0.280%	06/30/2014	07/02/2014	(1,010)	(1,010)
TDM	0.140%	06/04/2014	07/08/2014	(327)	(327)
	0.150%	06/12/2014	07/11/2014	(1,119)	(1,120)
	0.180%	06/12/2014	07/11/2014	(5,142)	(5,142)
	0.210%	06/23/2014	07/02/2014	(2,856)	(2,857)

Total Sale-Buyback Transactions					$(25,483)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $20,021 at a weighted average interest rate of 0.099%.
(2)	Payable for sale-buyback transactions includes $13 of deferred price drop on sale-buyback transactions.

(b)	Securities with an aggregate market value of $28,824 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	42	$57	$12	$0

Total Futures Contracts				$57	$12	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	$3,200	$(9)	$14	$5	$0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	8,300	(111)	(59)	0	(15)

Total Swap Agreements					$(120)	$(45)	$5	$(15)

(d)	Securities with an aggregate market value of $501 and cash of $138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
RBC	09/2014	CAD	5,118	$4,708	$0	$(79)

Total Forward Foreign Currency Contracts					$0	$(79)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$(2)

Total Written Options						$(31)	$(2)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$ 0	$41	$0	$41
Municipal Bonds & Notes
Nevada	0	321	0	321
Ohio	0	80	0	80
West Virginia	0	81	0	81
U.S. Government Agencies	0	23,190	0	23,190
U.S. Treasury Obligations	0	289,548	0	289,548
Mortgage-Backed Securities	0	1,980	0	1,980
Asset-Backed Securities	0	7	0	7
Sovereign Issues	0	5,133	0	5,133
	$ 0	$320,381	$0	$320,381

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 4,576	$0	$0	$4,576
Total Investments	$ 4,576	$320,381	$0	$324,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$ 12	$5	$0	$17

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(79)	(2)	(81)

	$ 0	$(94)	$(2)	$(96)

Totals	$ 4,588	$320,292	$(2)	$324,878

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4%
BANK LOAN OBLIGATIONS 4.9%
Albertson’s LLC
4.750% due 03/21/2019		$2,253	$2,267
Alliance Boots Holdings Ltd.
3.978% due 07/10/2017	GBP	6,300	10,800
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		$6,586	6,604
CCM Merger, Inc.
5.000% due 03/01/2017		818	820
CSC Holdings, Inc.
2.650% due 04/17/2020		4,030	3,992
Energy Future Holdings Corp.
4.250% due 06/19/2016		16,154	16,281
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		4,237	4,246
Gates Global, Inc.
TBD% due 07/05/2021		1,200	1,198
H.J. Heinz Co.
3.500% due 06/05/2020		12,870	12,980
HCA, Inc.
2.650% due 05/02/2016		7,537	7,553
Hertz Corp.
3.000% due 03/11/2018		6,774	6,737
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,904	3,901
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	6,252
Novelis, Inc.
3.750% due 03/10/2017		1,930	1,935
NRG Energy, Inc.
2.750% due 07/02/2018		2,975	2,972
Numericable U.S. LLC
4.500% due 05/21/2020		1,500	1,511
OGX
TBD% - 8.000% due 04/11/2015		701	582
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,094	1,089
Seat Pagine Gialle Italia SpA
5.488% due 06/28/2016 ^	EUR	182	47
Station Casinos LLC
4.250% due 03/02/2020		$7,555	7,590
Terex Corp.
3.500% due 04/28/2017		1,096	1,102
Texas Competitive Electric Holdings Co. LLC
TBD% due 05/05/2016		1,775	1,783
TWCC Holding Corp.
3.500% due 02/13/2017		1,892	1,877
UPC Financing Partnership
4.003% due 03/31/2021	EUR	3,115	4,295

Total Bank Loan Obligations (Cost $105,540)			108,414

CORPORATE BONDS & NOTES 64.7%
BANKING & FINANCE 21.6%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$1,800	1,816
4.500% due 05/15/2021		1,800	1,834
Ally Financial, Inc.
7.500% due 09/15/2020		2,450	2,961
8.000% due 03/15/2020		800	974
Aviation Loan Trust
2.341% due 12/15/2022		1,603	1,502
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,967
Banco do Brasil S.A.
4.500% due 01/22/2015		3,400	3,470
6.000% due 01/22/2020		1,900	2,114
9.000% due 06/18/2024 (c)		1,100	1,090
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	4,000	6,614
Banco Santander Chile
3.875% due 09/20/2022		$4,600	4,649
Bank of America Corp.
5.450% due 07/15/2014		2,000	2,004

Bank of Scotland PLC
7.286% due 05/31/2016 (c)	GBP	100	187
Banque PSA Finance S.A.
5.750% due 04/04/2021		$4,400	4,719
6.000% due 07/16/2014	EUR	600	823
Barclays Bank PLC
7.625% due 11/21/2022		$6,100	6,954
7.750% due 04/10/2023		600	669
10.179% due 06/12/2021		5,000	6,943
14.000% due 06/15/2019 (c)	GBP	9,600	22,492
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$1,000	1,024
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	6,116
7.250% due 04/22/2020		400	458
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		14,000	14,138
BNP Paribas S.A.
7.781% due 07/02/2018 (c)(f)	EUR	12,000	19,584
BPCE S.A.
12.500% due 09/30/2019 (c)		2,971	5,717
12.500% due 08/29/2049		$150	207
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		7,900	8,572
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	557
CIT Group, Inc.
4.250% due 08/15/2017		16,500	17,253
5.000% due 05/15/2017		200	214
5.250% due 03/15/2018		2,200	2,368
Citigroup, Inc.
0.843% due 05/31/2017	EUR	400	542
1.584% due 11/30/2017		1,600	2,185
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (c)		$3,809	4,190
8.400% due 06/29/2017 (c)		20,422	23,077
11.000% due 06/30/2019 (c)		1,300	1,749
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		2,000	2,188
8.125% due 10/26/2019 (c)	GBP	200	396
8.125% due 09/19/2033		$2,900	3,311
Credit Suisse
5.750% due 09/18/2025	EUR	700	1,071
6.500% due 08/08/2023		$2,000	2,225
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		5,000	5,041
7.500% due 12/11/2023 (c)		200	222
Denali Borrower LLC
5.625% due 10/15/2020		8,000	8,500
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,155	10,909
EDC Finance Ltd.
4.875% due 04/17/2020		4,500	4,422
Export-Import Bank of Korea
5.875% due 01/14/2015		400	411
Ford Motor Credit Co. LLC
8.700% due 10/01/2014		400	408
Genesis Energy LP
5.625% due 06/15/2024		2,500	2,559
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		2,000	2,248
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		1,000	1,164
HBOS Capital Funding LP
6.461% due 11/30/2018 (c)	GBP	1,900	3,513
HBOS PLC
5.374% due 06/30/2021	EUR	4,700	7,200
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		$4,000	4,528
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,920	248
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		400	431
HSBC Finance Corp.
6.676% due 01/15/2021		1,800	2,155
Hypo Alpe-Adria-Bank International AG
4.250% due 10/31/2016	EUR	4,500	5,930
4.375% due 01/24/2017		4,200	5,522
ING Groep NV
5.140% due 03/17/2016 (c)	GBP	200	344
International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	15,453
IPIC GMTN Ltd.
5.000% due 11/15/2020		200	224
iStar Financial, Inc.
4.000% due 11/01/2017		1,900	1,914

5.000% due 07/01/2019		4,200	4,221
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	1,055
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		30,900	34,762
KBC Bank NV
8.000% due 01/25/2023		1,800	2,058
LBG Capital PLC
7.625% due 10/14/2020	EUR	800	1,221
8.875% due 02/07/2020		200	315
15.000% due 12/21/2019	GBP	1,100	2,739
15.000% due 12/21/2019	EUR	2,200	4,666
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$700	1,022
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		5,300	5,565
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024		200	205
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,291	1,215
Piper Jaffray Cos.
4.734% due 11/30/2015		4,700	4,743
Rio Oil Finance Trust
6.250% due 07/06/2024		7,000	7,360
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		13,500	15,795
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		4,600	4,692
6.299% due 05/15/2017		5,080	5,385
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		500	529
5.400% due 03/24/2017		5,400	5,758
5.717% due 06/16/2021		1,900	2,004
6.125% due 02/07/2022		14,100	15,140
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,086
5.000% due 08/15/2018		8,600	9,368
SLM Corp.
8.000% due 03/25/2020		7,600	8,806
Springleaf Finance Corp.
6.900% due 12/15/2017		2,200	2,448
UBS AG
4.750% due 02/12/2026	EUR	1,300	1,895
7.250% due 02/22/2022		$1,000	1,098
7.625% due 08/17/2022		5,400	6,509
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	13,400	24,251
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$7,500	7,875
5.450% due 11/22/2017		1,900	2,006
5.942% due 11/21/2023		1,500	1,517
6.025% due 07/05/2022		3,200	3,304
Wachovia Bank N.A.
0.603% due 11/03/2014		2,728	2,730
Waha Aerospace BV
3.925% due 07/28/2020		1,755	1,871

			473,484

INDUSTRIALS 25.5%
21st Century Oncology, Inc.
9.875% due 04/15/2017		5,100	4,717
Activision Blizzard, Inc.
5.625% due 09/15/2021		5,550	5,994
6.125% due 09/15/2023		8,400	9,261
Afren PLC
10.250% due 04/08/2019		2,900	3,302
Aguila S.A.
7.875% due 01/31/2018		3,500	3,695
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	5,337
Alliance Data Systems Corp.
5.250% due 12/01/2017		7,750	8,137
ALROSA Finance S.A.
7.750% due 11/03/2020		4,000	4,465
Altice S.A.
7.250% due 05/15/2022	EUR	500	727
7.750% due 05/15/2022		$1,300	1,391
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		2,800	2,874
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,405	1,528
7.000% due 07/31/2019		935	1,019
American Airlines, Inc.
7.500% due 03/15/2016 ^		8,460	8,804

American Tower Corp.
4.700% due 03/15/2022		1,400	1,503
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		700	684
5.375% due 04/15/2020		400	408
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	722
Ashland, Inc.
3.875% due 04/15/2018		$3,600	3,721
Biomet, Inc.
6.500% due 08/01/2020		100	108
Braskem Finance Ltd.
5.750% due 04/15/2021		2,300	2,416
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,000	2,020
CGG S.A.
6.500% due 06/01/2021		2,000	1,995
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		1,200	1,260
CNOOC Finance Ltd.
3.875% due 05/02/2022		2,000	2,041
Columbus International, Inc.
7.375% due 03/30/2021		3,200	3,460
Community Health Systems, Inc.
5.125% due 08/01/2021		1,000	1,030
Concho Resources, Inc.
5.500% due 04/01/2023		2,500	2,700
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		2,840	3,074
5.983% due 10/19/2023		421	472
6.000% due 07/12/2020		740	784
7.250% due 05/10/2021		1,121	1,312
9.000% due 01/08/2018		2,325	2,627
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	150
9.250% due 06/30/2020 ^		2,300	288
Crown Castle International Corp.
5.250% due 01/15/2023		15,300	16,027
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,656
CSC Holdings LLC
7.625% due 07/15/2018		800	927
7.875% due 02/15/2018		4,250	4,919
8.625% due 02/15/2019		2,500	2,981
CSN Islands Corp.
6.875% due 09/21/2019		5,250	5,591
10.000% due 01/15/2015		1,300	1,369
CSN Resources S.A.
6.500% due 07/21/2020		1,150	1,196
CVS Pass-Through Trust
5.789% due 01/10/2026		1,338	1,501
6.036% due 12/10/2028		712	822
7.507% due 01/10/2032		97	122
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		594	694
7.750% due 06/17/2021		123	144
Denbury Resources, Inc.
4.625% due 07/15/2023		2,300	2,243
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		6,400	992
9.500% due 12/11/2019 ^		2,850	442
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,600	1,604
Ecopetrol S.A.
5.875% due 09/18/2023		15,100	17,013
7.625% due 07/23/2019		7,245	8,911
El Paso LLC
7.750% due 01/15/2032		1,000	1,108
8.250% due 02/15/2016		2,400	2,640
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		3,100	3,104
Energy Transfer Partners LP
9.000% due 04/15/2019		3,407	4,358
ENTEL Chile S.A.
4.875% due 10/30/2024		6,600	6,885
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	685
8.375% due 08/01/2066		1,815	2,044
Equinix, Inc.
4.875% due 04/01/2020		5,000	5,150
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,100	3,314
Financiere Quick S.A.S.
5.075% due 04/15/2019		4,600	6,325
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		$3,200	3,932

Gerdau Trade, Inc.
5.750% due 01/30/2021		5,500	5,899
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	3,007
GTL Trade Finance, Inc.
5.893% due 04/29/2024		13,911	14,627
Harvest Operations Corp.
6.875% due 10/01/2017		500	545
HCA, Inc.
6.500% due 02/15/2020		15,300	17,251
7.250% due 09/15/2020		750	804
HD Supply, Inc.
8.125% due 04/15/2019		10,000	11,050
Hiland Partners LP
5.500% due 05/15/2022		300	305
7.250% due 10/01/2020		1,800	1,971
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		200	213
KazMunayGas National Co. JSC
9.125% due 07/02/2018		4,900	5,922
11.750% due 01/23/2015		12,100	12,803
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	812
5.300% due 09/15/2020		200	225
6.850% due 02/15/2020		5,000	6,006
Lafarge S.A.
6.625% due 11/29/2018	EUR	500	804
6.750% due 12/16/2019		5,500	9,047
MCE Finance Ltd.
5.000% due 02/15/2021		$6,375	6,471
Novelis, Inc.
8.750% due 12/15/2020		6,800	7,582
Numericable Group S.A.
4.875% due 05/15/2019		400	411
5.375% due 05/15/2022	EUR	200	291
5.625% due 05/15/2024		200	293
6.000% due 05/15/2022		$1,200	1,250
6.250% due 05/15/2024		200	209
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	531
8.500% due 06/01/2018 ^		10,900	709
ONEOK Partners LP
3.375% due 10/01/2022		900	895
5.000% due 09/15/2023		2,900	3,206
Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,898
Petrobras International Finance Co.
6.875% due 01/20/2040		10,150	10,734
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		13,600	11,553
5.375% due 04/12/2027		6,400	3,994
8.500% due 11/02/2017		200	186
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		133	143
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,300	2,286
Pride International, Inc.
6.875% due 08/15/2020		500	608
Regency Energy Partners LP
4.500% due 11/01/2023		2,100	2,090
5.750% due 09/01/2020		3,700	4,005
5.875% due 03/01/2022		1,000	1,089
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		3,000	3,281
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,960	5,134
6.000% due 01/15/2019		400	421
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		1,900	1,996
5.739% due 04/03/2017		11,800	12,744
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,800	4,037
5.625% due 04/15/2023		4,900	5,120
5.750% due 05/15/2024		6,800	7,097
Scientific Games International, Inc.
9.250% due 06/15/2019		700	736
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,900	5,856
Sibur Securities Ltd.
3.914% due 01/31/2018		2,800	2,709
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	5,378
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	1,600	2,656
6.582% due 12/28/2027		1,000	1,806

Stonegate Pub Co. Financing PLC
5.275% due 04/15/2019		900	1,568
5.750% due 04/15/2019		800	1,388
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	1,300	1,960
6.375% due 11/15/2020		700	1,027
6.750% due 08/15/2024		3,200	4,951
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,212
6.000% due 10/01/2020		3,700	4,024
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		145	147
Tesoro Logistics LP
6.125% due 10/15/2021		6,833	7,328
Transocean, Inc.
7.375% due 04/15/2018		4,000	4,625
Tullow Oil PLC
6.000% due 11/01/2020		11,200	11,676
6.250% due 04/15/2022		2,500	2,597
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,400	2,096
5.750% due 01/15/2023		2,000	2,995
UPC Holding BV
8.375% due 08/15/2020		4,000	6,011
UPCB Finance Ltd.
7.250% due 11/15/2021		$1,000	1,105
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		2,900	334
9.500% due 01/21/2020 ^		1,400	162
USG Corp.
9.750% due 01/15/2018		950	1,142
Vale Overseas Ltd.
5.625% due 09/15/2019		5,000	5,647
6.875% due 11/21/2036		100	111
Vedanta Resources PLC
6.000% due 01/31/2019		8,200	8,518
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		6,050	6,636
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		3,200	3,376
7.748% due 02/02/2021		2,400	2,646
9.125% due 04/30/2018		3,600	4,129
Whiting Petroleum Corp.
5.000% due 03/15/2019		5,900	6,239
Williams Partners LP
3.350% due 08/15/2022		2,750	2,731
4.500% due 11/15/2023		2,000	2,124
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	8,000	10,941
7.375% due 04/23/2021		$500	535
Zhaikmunai LLP
7.125% due 11/13/2019		5,800	6,336
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	16,600	24,060

			557,798

UTILITIES 17.6%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,558
AES Corp.
8.000% due 10/15/2017		7	8
8.000% due 06/01/2020		4,400	5,313
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,432
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		14,200	16,969
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	7,688	14,382
6.500% due 11/30/2072		$1,500	1,663
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	1,000	1,404
5.350% due 05/20/2024		$2,300	2,396
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	8,027
CenturyLink, Inc.
5.625% due 04/01/2020		17,400	18,487
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		8,400	8,625
Electricite de France
5.250% due 01/29/2023 (c)		1,100	1,125
5.625% due 01/22/2024 (c)		7,900	8,260
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	2,025
7.375% due 11/15/2031		1,000	1,184

Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		6,680	6,889
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		6,500	6,354
4.950% due 02/06/2028		300	283
6.510% due 03/07/2022		200	218
8.146% due 04/11/2018		14,070	16,233
8.625% due 04/28/2034		7,100	8,804
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,325
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,200	3,512
Koninklijke KPN NV
6.125% due 09/14/2018 (c)	EUR	6,200	9,171
Majapahit Holding BV
7.750% due 01/20/2020		$5,200	6,110
MarkWest Energy Partners LP
4.500% due 07/15/2023		7,600	7,790
NGPL PipeCo LLC
7.119% due 12/15/2017		5,700	5,814
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,800	1,690
6.604% due 02/03/2021		10,700	11,529
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,100	8,768
Pemex Project Funding Master Trust
6.625% due 06/15/2038		1,300	1,527
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	443
Petrobras Global Finance BV
5.625% due 05/20/2043		3,100	2,821
6.250% due 03/17/2024		12,900	13,763
7.250% due 03/17/2044		15,700	17,388
Petroleos Mexicanos
6.375% due 01/23/2045		27,700	32,236
6.500% due 06/02/2041		33,950	39,637
6.625% due 06/15/2035		500	591
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		166	182
5.500% due 09/30/2014		6,500	6,580
5.832% due 09/30/2016		112	119
6.750% due 09/30/2019		250	303
Rosneft Finance S.A.
6.250% due 02/02/2015		400	412
6.625% due 03/20/2017		8,500	9,350
7.500% due 07/18/2016		400	439
7.875% due 03/13/2018		100	115
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		1,100	1,104
RWE AG
7.000% due 03/20/2019 (c)	GBP	8,300	15,456
7.000% due 10/12/2072		$200	222
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		5,900	6,119
Sprint Communications, Inc.
8.375% due 08/15/2017		9,400	11,010
Sprint Corp.
7.875% due 09/15/2023		100	111
SSE PLC
5.625% due 10/01/2017 (c)	EUR	6,000	9,013
5.625% due 10/01/2017 (c)		$1,900	2,049
Targa Resources Partners LP
4.250% due 11/15/2023		1,600	1,598
5.250% due 05/01/2023		3,400	3,570
Telecom Italia SpA
7.375% due 12/15/2017	GBP	700	1,351
Verizon Communications, Inc.
5.150% due 09/15/2023		$2,900	3,250
VimpelCom Holdings BV
5.950% due 02/13/2023		2,100	2,087
Yellowstone Energy LP
5.750% due 12/31/2026		2,888	2,730

			383,924

Total Corporate Bonds & Notes (Cost $1,385,653)			1,415,206

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
7.490% due 11/01/2018		1,435	1,436
7.740% due 11/01/2021		1,885	1,886

San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	748

Total Municipal Bonds & Notes (Cost $4,006)		4,070

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.352% due 10/27/2037	200	200
0.502% due 09/25/2042	18	18
2.285% due 02/01/2035	81	87
4.000% due 10/01/2030	387	416
5.122% due 05/01/2035	119	127
6.000% due 04/25/2043	12	13
Ginnie Mae
0.452% due 12/16/2026	86	86

Total U.S. Government Agencies (Cost $903)		947

MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust
2.718% due 11/25/2035 ^	411	357
3.207% due 08/25/2035	1,243	1,178
4.899% due 10/25/2035	1,493	1,360
American General Mortgage Loan Trust
5.150% due 03/25/2058	46	46
American Home Mortgage Assets Trust
0.362% due 10/25/2046	253	167
American Home Mortgage Investment Trust
1.822% due 09/25/2045	62	60
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	973	834
Banc of America Commercial Mortgage Trust
5.948% due 02/10/2051	79	88
Banc of America Funding Corp.
0.652% due 07/26/2036	231	226
2.391% due 06/25/2034	147	151
2.770% due 09/20/2035	265	232
5.259% due 05/20/2036	866	858
5.524% due 05/20/2036 ^	557	521
5.888% due 04/25/2037 ^	439	373
Banc of America Mortgage Trust
2.498% due 07/25/2033	76	74
2.691% due 07/25/2033	778	788
2.694% due 02/25/2036 ^	24	20
2.702% due 01/25/2036	192	157
2.953% due 11/20/2046 ^	1,856	1,552
5.500% due 12/25/2020	76	78
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	6,865	6,987
2.284% due 04/25/2034	1,433	1,437
2.369% due 02/25/2036	213	173
2.545% due 08/25/2033	177	182
2.568% due 01/25/2035	21	21
2.936% due 05/25/2047 ^	1,267	1,084
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	1,229	1,140
2.624% due 02/25/2036 ^	2,004	1,395
2.655% due 03/25/2036 ^	142	106
2.691% due 11/25/2036	3,818	2,874
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	495	415
2.488% due 12/26/2046	1,291	907
Chase Mortgage Finance Trust
2.502% due 02/25/2037	561	561
5.500% due 12/25/2022	1,370	1,363
5.647% due 09/25/2036	2,756	2,547
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037	508	320
2.500% due 10/25/2035	14,922	14,695
2.580% due 12/25/2035 ^	243	172
2.610% due 08/25/2035	614	350
2.623% due 03/25/2034	9	9
2.764% due 09/25/2037 ^	483	410
5.231% due 08/25/2035	4,660	4,655
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	203	180
Countrywide Alternative Loan Trust
0.312% due 02/25/2047	250	221
0.322% due 06/25/2046	686	583
0.348% due 12/20/2046	810	627
0.362% due 05/25/2035	2,305	1,949
0.363% due 07/20/2046 ^	204	140
0.382% due 08/25/2046	75	43
0.433% due 09/20/2046	483	153
0.483% due 11/20/2035	150	125
0.552% due 02/25/2036	588	454

0.663% due 11/20/2035 ^		178	75
5.318% due 11/25/2035 ^		236	195
5.500% due 03/25/2036		128	105
6.000% due 03/25/2036		1,237	1,053
6.000% due 02/25/2037 ^		1,068	829
6.000% due 05/25/2037 ^		972	820
Countrywide Home Loan Mortgage Pass-Through Trust
2.488% due 04/25/2035		115	106
2.510% due 05/20/2036		358	292
5.020% due 10/20/2035		233	198
5.049% due 02/20/2036 ^		294	265
5.500% due 11/25/2035 ^		173	169
6.000% due 01/25/2037		7,858	7,202
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		16	15
2.227% due 06/25/2033		254	255
6.000% due 01/25/2036		558	443
Credit Suisse Mortgage Capital Certificates
2.703% due 05/26/2036		402	407
6.028% due 11/26/2035		65	67
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		380	282
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		391	214
Deutsche ALT-A Securities, Inc.
0.302% due 03/25/2037 ^		841	587
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		291	236
5.886% due 10/25/2036 ^		291	236
5.945% due 02/25/2036		941	768
Downey Savings & Loan Association Mortgage Loan Trust
0.465% due 10/19/2036 ^		463	183
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		2,599	2,197
First Horizon Asset Securities, Inc.
5.011% due 02/25/2036		470	460
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		389	354
Granite Master Issuer PLC
0.313% due 12/20/2054	EUR	1,741	2,373
0.353% due 12/20/2054		$1,980	1,968
0.714% due 12/20/2054	GBP	283	482
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	504
GSR Mortgage Loan Trust
2.626% due 11/25/2035		103	101
2.652% due 09/25/2035		1,095	1,114
2.657% due 01/25/2036 ^		90	85
6.000% due 02/25/2036 ^		1,671	1,471
HarborView Mortgage Loan Trust
0.285% due 03/19/2037		1,259	1,056
0.345% due 09/19/2037		1,223	997
0.345% due 01/19/2038		41	36
0.345% due 02/19/2046		3,757	3,341
0.375% due 05/19/2035		2,936	2,611
0.493% due 06/20/2035		1,350	1,302
2.551% due 06/19/2045		1,552	1,044
HomeBanc Mortgage Trust
0.332% due 12/25/2036		252	224
2.304% due 04/25/2037 ^		7,923	4,762
Impac Secured Assets Trust
0.322% due 01/25/2037		1,614	1,342
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035		25	23
2.272% due 06/25/2037		799	432
2.637% due 06/25/2035 ^		192	164
4.574% due 09/25/2035		229	205
5.057% due 08/25/2036		5,569	5,523
5.228% due 08/25/2037		1,293	1,190
JPMorgan Alternative Loan Trust
0.310% due 09/25/2036		469	407
2.557% due 05/25/2036 ^		434	345
3.260% due 12/25/2036		891	807
JPMorgan Mortgage Trust
2.578% due 02/25/2036 ^		3,890	3,460
5.223% due 06/25/2037 ^		1,143	1,050
5.240% due 07/25/2035		252	258
6.500% due 09/25/2035		510	507
JPMorgan Resecuritization Trust
0.652% due 03/26/2037		531	517
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,028	2,226
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		968	933
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046		892	688

MASTR Alternative Loan Trust
6.750% due 07/25/2036	843	611
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,654	2,679
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	75	72
Merrill Lynch Alternative Note Asset Trust
0.452% due 03/25/2037	424	188
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	60	55
2.804% due 11/25/2035	338	335
5.394% due 12/25/2035	537	512
Morgan Stanley Capital Trust
5.610% due 04/15/2049	531	535
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	21	20
2.326% due 07/25/2035	662	606
6.000% due 10/25/2037 ^	1,164	953
RBSSP Resecuritization Trust
0.472% due 03/26/2037	8,559	8,375
0.652% due 03/26/2036	206	201
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046	43	20
0.342% due 07/25/2036	605	478
1.483% due 09/25/2045	800	669
6.000% due 06/25/2036	752	610
6.000% due 07/25/2036 ^	1,345	1,091
6.000% due 09/25/2036 ^	1,063	774
Residential Asset Securitization Trust
6.000% due 04/25/2037	1,356	1,222
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^	963	814
3.664% due 08/25/2036	407	363
3.881% due 07/27/2037	2,399	2,043
Sequoia Mortgage Trust
0.503% due 07/20/2033	212	204
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 01/25/2035	939	887
2.580% due 09/25/2035	1,732	1,581
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037	1,526	1,183
0.372% due 05/25/2036	10,481	7,911
0.485% due 10/19/2034	397	381
0.855% due 03/19/2034	50	50
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.346% due 06/25/2033	301	305
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	119	113
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	104
Wachovia Bank Commercial Mortgage Trust
5.928% due 06/15/2049	724	738
WaMu Mortgage Pass-Through Certificates Trust
0.432% due 11/25/2045	1,347	1,230
0.462% due 01/25/2045	110	109
0.472% due 08/25/2045	712	682
0.853% due 01/25/2047	928	872
0.893% due 05/25/2047	569	504
0.933% due 12/25/2046	522	483
1.003% due 10/25/2046	2,026	1,697
1.123% due 02/25/2046	2,106	1,996
1.323% due 11/25/2042	209	205
2.239% due 12/25/2036 ^	3,060	2,850
2.442% due 09/25/2033	278	282
Wells Fargo Mortgage-Backed Securities Trust
2.491% due 09/25/2033	381	388
2.592% due 07/25/2036 ^	2,687	2,474
2.613% due 03/25/2036	1,432	1,427
2.613% due 05/25/2036 ^	170	159
2.614% due 06/25/2035	2,123	2,158
2.615% due 04/25/2036	7,037	6,843
6.000% due 04/25/2037	1,852	1,855
6.118% due 11/25/2037 ^	1,767	1,642

Total Mortgage-Backed Securities (Cost $171,785)		181,498

ASSET-BACKED SECURITIES 3.0%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037	2,739	2,622
0.620% due 09/25/2035	1,000	819
Aegis Asset-Backed Securities Trust
1.152% due 03/25/2035 ^	1,000	888
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	5,456	5,790
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.502% due 03/25/2033	568	537

Argent Securities Trust
0.302% due 06/25/2036		1,613	646
0.392% due 07/25/2036		1,528	649
Asset-Backed Funding Certificates Trust
0.372% due 01/25/2037		1,747	1,107
Asset-Backed Securities Corp. Home Equity Loan Trust
1.802% due 03/15/2032		966	923
Avoca CLO PLC
0.655% due 09/15/2021	EUR	2,842	3,879
Bear Stearns Asset-Backed Securities Trust
0.392% due 06/25/2047		$1,000	844
0.472% due 01/25/2047		1,000	894
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		642	578
0.412% due 07/25/2045		2,000	1,030
0.552% due 11/25/2046		763	649
Countrywide Asset-Backed Certificates
0.282% due 11/25/2037		1,140	1,121
0.332% due 09/25/2036		224	218
0.372% due 09/25/2047		2,000	1,514
0.400% due 04/25/2036		1,566	1,536
0.410% due 05/25/2036		481	480
0.422% due 01/25/2036		676	647
4.740% due 10/25/2035		1,045	1,042
5.689% due 10/25/2046		1,227	1,055
Credit Suisse Mortgage Capital Certificates
0.750% due 09/25/2037		607	533
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		88	50
Franklin CLO Ltd.
0.491% due 06/15/2018		1,839	1,826
GSAA Home Equity Trust
0.602% due 08/25/2037		1,096	946
GSAMP Trust
0.222% due 12/25/2036		95	52
0.522% due 03/25/2047		4,500	2,718
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036		91	37
HSI Asset Securitization Corp. Trust
0.442% due 11/25/2035		1,147	1,078
JPMorgan Mortgage Acquisition Trust
4.964% due 01/25/2037		1,479	1,087
Long Beach Mortgage Loan Trust
0.482% due 01/25/2046		35	31
0.712% due 10/25/2034		288	262
1.082% due 04/25/2035		1,000	961
MASTR Asset-Backed Securities Trust
0.202% due 01/25/2037		475	186
0.362% due 05/25/2037		1,500	1,079
Merrill Lynch Mortgage Investors Trust
0.410% due 04/25/2037		1,000	528
0.442% due 08/25/2036		2,000	1,820
Morgan Stanley ABS Capital, Inc. Trust
0.857% due 12/25/2034		876	843
Moselle CLO S.A.
0.569% due 01/06/2020	EUR	591	809
New Century Home Equity Loan Trust
0.662% due 07/25/2035		$1,000	845
Nomura Home Equity Loan, Inc.
0.482% due 10/25/2036		2,960	1,230
People’s Choice Home Loan Securities Trust
1.097% due 05/25/2035 ^		1,000	596
RAAC Trust
0.552% due 06/25/2047		600	558
Residential Asset Mortgage Products Trust
0.602% due 04/25/2035		1,000	953
0.642% due 08/25/2035		1,000	958
Residential Asset Securities Corp. Trust
0.422% due 07/25/2036		1,500	777
0.472% due 01/25/2036		1,000	962
0.492% due 11/25/2035		1,000	902
Rise Ltd.
4.750% due 02/15/2039 (d)		4,406	4,485
SACO, Inc.
0.652% due 12/25/2035		578	548
Saxon Asset Securities Trust
0.945% due 03/25/2035		1,028	934
SLM Private Education Loan Trust
1.552% due 08/15/2025		1,905	1,931
3.402% due 05/16/2044		1,328	1,413
SLM Student Loan Trust
1.729% due 04/25/2023		916	949
Soundview Home Loan Trust
0.392% due 07/25/2036		1,000	595
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034		17	15

Venture CDO Ltd.
0.458% due 01/20/2022		1,838	1,816

Total Asset-Backed Securities (Cost $61,697)			64,781

SOVEREIGN ISSUES 5.7%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	8,500	11,743
Autonomous Community of Valencia
3.250% due 07/06/2015		400	560
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	878
6.500% due 06/10/2019		$1,800	2,034
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	172,000	1,641
4.500% due 07/03/2017		150,000	1,422
Indonesia Government International Bond
11.625% due 03/04/2019		$5,200	7,098
Jordan Government International Bond
3.875% due 11/12/2015		250	252
Mexico Government International Bond
7.750% due 05/29/2031	MXN	254,000	22,437
Morocco Government International Bond
4.250% due 12/11/2022		$5,000	5,031
4.500% due 10/05/2020	EUR	900	1,339
Panama Government International Bond
6.700% due 01/26/2036		$4,600	5,697
Peru Government International Bond
8.750% due 11/21/2033		5,100	7,788
Republic of Korea
4.875% due 09/22/2014		200	202
Slovenia Government International Bond
4.125% due 02/18/2019		3,800	4,013
4.700% due 11/01/2016	EUR	8,600	12,767
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	29,300	2,802
Turkey Government International Bond
5.750% due 03/22/2024		$12,200	13,389
7.375% due 02/05/2025		6,700	8,157
Venezuela Government International Bond
7.650% due 04/21/2025		3,000	2,325
7.750% due 10/13/2019		900	779
8.250% due 10/13/2024		8,500	6,821
9.250% due 05/07/2028		5,000	4,200
9.375% due 01/13/2034		3,000	2,527

Total Sovereign Issues (Cost $120,847)			125,902

	SHARES
COMMON STOCKS 3.0%
CONSUMER DISCRETIONARY 0.7%
Melco Crown Entertainment Ltd. - ADR		215,084	7,681
Wynn Resorts Ltd.		34,298	7,119

			14,800

ENERGY 1.5%
Cheniere Energy Partners LP Holdings LLC		249,688	6,202
Energy Transfer Equity LP		112,000	6,601
Halliburton Co.		89,530	6,358
ONEOK, Inc.		91,000	6,195
Seadrill Ltd.		95,000	3,795
Seadrill Partners LLC		130,170	4,317

			33,468

FINANCIALS 0.4%
Barclays PLC		2,743,640	9,992
Hipotecaria Su Casita S.A. de C.V. (a)		345,787	0

			9,992

INDUSTRIALS 0.3%
USG Corp. (a)		186,741	5,626

UTILITIES 0.1%
ONE Gas, Inc.		74,028	2,795

Total Common Stocks (Cost $62,141)			66,681

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/30/2014 (c)	1,500	1,511

Total Preferred Securities (Cost $1,412)		1,511

REAL ESTATE INVESTMENT TRUSTS 0.8%
FINANCIALS 0.8%
American Realty Capital Properties, Inc.	900,300	11,281
Gaming and Leisure Properties, Inc.	165,000	5,605

Total Real Estate Investment Trusts (Cost $17,290)		16,886

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.608% due 04/11/2016	$7,900	7,977

REPURCHASE AGREEMENTS (e) 0.4%		8,600

U.S. TREASURY BILLS 1.9%
0.042% due 08/14/2014 - 12/26/2014 (b)(h)(j)	40,731	40,727

Total Short-Term Instruments (Cost $57,226)		57,304

Total Investments in Securities (Cost $1,988,500)		2,043,200

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio	2,031,519	20,327
PIMCO Short-Term Floating NAV Portfolio III	720,735	7,202

Total Short-Term Instruments (Cost $27,528)		27,529

Total Investments in Affiliates (Cost $27,528)		27,529

Total Investments 94.7% (Cost $2,016,028)		$2,070,729
Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(26,339))		9,113
Other Assets and Liabilities, net 4.9%		106,924

Net Assets 100.0%		$2,186,766

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$4,439	$4,485	0.21%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$8,600	U.S. Treasury Notes 1.625% due 06/30/2019	$(8,773)	$8,600	$8,600

Total Repurchase Agreements						$(8,773)	$8,600	$8,600

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CFR	(0.750%)	11/29/2013	11/28/2015	EU	R (4,560)	$(6,216)

Total Reverse Repurchase Agreements						$(6,216)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $6,244 at a weighted average interest rate of (0.750%).

(f)	Securities with an aggregate market value of $6,202 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	3,940	$(4,394)	$0	$(800)
90-Day Eurodollar June Futures	Long	06/2015	6,605	6,999	165	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	220	(109)	8	(8)
FTSE China A50 Index July Futures	Long	07/2014	829	38	33	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	220	185	0	0

Total Futures Contracts				$2,719	$206	$(808)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$43,500	$5,229	$1,707	$0	$(35)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	115,000	2,305	315	0	(52)

				$7,534	$2,022	$0	$(87)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/18/2016		$787,000	$209	$(6,323)	$0	$(246)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		136,200	890	(31)	0	(52)
Receive	3-Month USD-LIBOR	2.500%	12/18/2020		40,000	(1,116)	(511)	0	(38)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		218,600	8,688	4,902	0	(336)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		49,700	(1,980)	(2,618)	0	(84)
Receive	3-Month USD-LIBOR	2.500%	12/18/2023		90,500	335	(3,067)	0	(150)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		46,500	(1,067)	(671)	0	(283)
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022	AUD	11,900	624	628	33	0
Receive	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	61,800	(2,267)	(2,069)	35	0

						$4,316	$(9,760)	$68	$(1,189)

Total Swap Agreements						$11,850	$(7,738)	$68	$(1,276)

(4)	Unsettled variation margin liability of $(10) for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $36,668 and cash of $775 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	GBP	56,617		$95,230	$0	$(1,665)
	08/2014	EUR	496		675	0	(4)
BPS	07/2014		2,603		3,543	0	(21)
BRC	07/2014	AUD	1,735		1,612	0	(24)
	07/2014	EUR	1,721		2,329	0	(28)
	07/2014	GBP	3,990		6,771	0	(58)
	07/2014	JPY	277,000		2,700	0	(34)
	07/2014		$791	PLN	2,410	1	0
	08/2014		5,553	GBP	3,263	29	0
CBK	07/2014	EUR	1,006		$1,360	0	(17)
	08/2014	AUD	1,066		999	0	(3)
DUB	07/2014	EUR	1,867		2,529	0	(27)
	07/2014		$210,099	EUR	154,587	1,577	0
	07/2014		108,673	GBP	63,944	761	0
	08/2014	EUR	154,587		$210,125	0	(1,578)
	08/2014	GBP	63,944		108,645	0	(760)
	08/2014	IDR	6,339,708		552	21	0
FBF	07/2014		6,370,390		556	20	0
GLM	07/2014	EUR	137,094		187,758	35	0
	08/2014		1,335		1,817	0	(11)
	08/2014	MXN	292,371		22,196	0	(257)
JPM	07/2014	BRL	4,069		1,818	0	(24)
	07/2014	EUR	10,296		13,958	0	(140)
	07/2014	GBP	3,337		5,663	0	(47)
	07/2014	JPY	642,700		6,310	0	(34)
	07/2014		$1,847	BRL	4,069	0	(6)
	07/2014		9,056	JPY	919,700	23	0
	08/2014	JPY	919,700		$9,058	0	(23)
	08/2014		$1,801	BRL	4,069	23	0
	10/2014		219	ZAR	2,378	1	0
	10/2014	ZAR	30,148		$2,747	0	(38)
UAG	07/2014	BRL	4,069		1,847	6	0
	07/2014	IDR	8,863,672		764	18	0
	07/2014		$1,807	BRL	4,069	34	0
	07/2014		1,304	IDR	15,234,062	0	(22)
	08/2014		540		6,339,708	0	(9)

Total Forward Foreign Currency Contracts						$2,549	$(4,830)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	38,600	$(131)	$(16)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		33,500	(111)	(25)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		8,200	(25)	(5)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		16,300	(49)	(12)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		13,650	(48)	(6)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		32,800	(110)	(25)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		16,425	(61)	(7)

							$(535)	$(96)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	99.000	08/15/2014	$31,300	$(165)	$(51)
DUB	Put - OTC USD versus JPY		99.000	09/11/2014	15,900	(53)	(51)
HUS	Call - OTC USD versus INR	INR	62.909	09/17/2014	11,400	(96)	(48)
UAG	Call - OTC USD versus INR		60.850	08/20/2014	14,000	(116)	(116)
	Call - OTC USD versus INR		60.900	08/25/2014	13,000	(109)	(115)
	Call - OTC USD versus INR		62.600	09/17/2014	11,400	(96)	(57)

						$(635)	$(438)

Total Written Options						$(1,170)	$(534)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	AutoZone, Inc.	(1.320%	)	09/20/2018	0.310%	$1,100	$0	$(47)	$0	$(47)
	Pearson Dollar Finance PLC	(1.000%	)	06/20/2018	0.455%	1,000	(25)	4	0	(21)
FBF	Rohm & Haas Co.	(1.850%	)	09/20/2017	0.154%	3,000	0	(165)	0	(165)
GST	Embarq Corp.	(1.000%	)	06/20/2016	0.264%	2,700	(18)	(22)	0	(40)
JPM	Embarq Corp.	(1.550%	)	06/20/2016	0.271%	3,000	0	(78)	0	(78)

							$(43)	$(308)	$0	$(351)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.258%		$2,900	$15	$34	$49	$0
	El Paso LLC	5.000%	09/20/2014	0.399%		400	(30)	35	5	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.579%		2,000	358	30	388	0
	Lafarge S.A.	1.000%	03/20/2018	0.755%	EUR	7,200	(640)	732	92	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		$2,300	19	6	25	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		43,520	(161)	1,043	882	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.455%		1,900	0	166	166	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%		1,900	35	130	165	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.216%		900	(92)	193	101	0
	Russia Government International Bond	1.000%	03/20/2018	1.441%		11,000	(243)	71	0	(172)
BPS	Brazil Government International Bond	1.000%	09/20/2017	0.904%		1,700	(32)	38	6	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		8,700	(116)	81	0	(35)
	China Government International Bond	1.000%	09/20/2015	0.152%		1,000	9	2	11	0
	Frontier Communications Corp.	5.000%	06/20/2019	2.661%		3,775	(444)	855	411	0
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.229%	EUR	4,700	524	373	897	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.739%		$1,000	(10)	106	96	0
	Philippines Government International Bond	1.000%	09/20/2015	0.137%		5,000	(114)	169	55	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		10,100	(517)	437	0	(80)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		4,900	(137)	117	0	(20)
BRC	BMW U.S. Capital LLC	1.000%	09/20/2015	0.090%		2,000	4	19	23	0
	Brazil Government International Bond	1.980%	09/20/2014	0.259%		6,700	0	64	64	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%		2,000	(49)	59	10	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		3,000	(56)	44	0	(12)
	China Government International Bond	1.000%	09/20/2015	0.152%		2,000	19	3	22	0
	China Government International Bond	1.000%	09/20/2016	0.258%		7,000	36	82	118	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.808%		200	14	6	20	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.579%		1,900	346	22	368	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	0.754%		800	150	28	178	0
	General Motors Co.	5.000%	06/20/2016	0.636%		800	77	(7)	70	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.805%		2,600	(390)	419	29	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.073%		300	(35)	13	0	(22)
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		1,100	9	3	12	0
	Philippines Government International Bond	1.000%	06/20/2021	1.238%		3,000	(83)	39	0	(44)
	Russia Government International Bond	1.000%	06/20/2017	1.282%		4,100	(270)	238	0	(32)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		10,950	(631)	524	0	(107)
	Schaeffler Finance BV	5.000%	03/20/2018	1.331%	EUR	7,300	620	731	1,351	0
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.750%		$400	27	36	63	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.808%		300	18	32	50	0
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		1,950	(72)	63	0	(9)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%		9,780	(292)	227	0	(65)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.350%		1,500	(165)	183	18	0
	Volkswagen International Finance NV	1.000%	09/20/2015	0.096%		3,000	(19)	53	34	0
CBK	Brazil Government International Bond	1.920%	09/20/2014	0.259%		6,700	0	62	62	0
	Brazil Government International Bond	1.000%	09/20/2017	0.904%		4,380	(97)	112	15	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		8,300	(117)	84	0	(33)
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		7,000	(175)	103	0	(72)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	0.603%		6,000	0	879	879	0
	China Government International Bond	1.000%	09/20/2015	0.152%		500	5	1	6	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		1,400	(10)	28	18	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%		1,000	(1)	17	16	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		3,285	(131)	84	0	(47)
	Indonesia Government International Bond	1.000%	06/20/2022	2.073%		100	(12)	5	0	(7)
	Indonesia Government International Bond	1.000%	06/20/2023	2.157%		7,600	(699)	46	0	(653)
	Italy Government International Bond	1.000%	12/20/2016	0.594%		19,300	(242)	441	199	0
	Philippines Government International Bond	1.000%	09/20/2015	0.137%		11,700	(262)	390	128	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		2,600	(130)	110	0	(20)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		9,600	(546)	452	0	(94)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%		1,400	(43)	37	0	(6)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%		2,550	(43)	26	0	(17)
	Turkey Government International Bond	1.000%	03/20/2015	0.487%		6,200	(174)	199	25	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		700	7	0	7	0
	United Kingdom Gilt	1.000%	06/20/2016	0.055%		1,300	16	9	25	0
	Venezuela Government International Bond	5.000%	09/20/2017	9.266%		934	(141)	35	0	(106)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.096%		3,600	2	40	42	0

DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.350%	6,000	19	127	146	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2014	0.074%	2,000	(117)	122	5	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%	1,350	(47)	54	7	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	8,600	(129)	94	0	(35)
	California State General Obligation Bonds, Series 2003	2.650%	03/20/2021	0.621%	1,800	0	225	225	0
	France Government Bond	0.250%	09/20/2015	0.076%	300	(11)	12	1	0
	France Government Bond	0.250%	03/20/2016	0.108%	4,200	(149)	160	11	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	110,554	(5,065)	3,457	0	(1,608)
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.961%	7,300	0	460	460	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%	6,600	95	478	573	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	400	(3)	9	6	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	12,025	(596)	501	0	(95)
	Russia Government International Bond	1.000%	09/20/2017	1.320%	11,375	(726)	615	0	(111)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	4,530	(162)	143	0	(19)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%	3,750	(137)	112	0	(25)
	Venezuela Government International Bond	5.000%	06/20/2017	9.247%	4,600	(381)	(106)	0	(487)
	Venezuela Government International Bond	5.000%	09/20/2017	9.266%	16,605	(2,569)	685	0	(1,884)
FBF	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.177%	4,900	(155)	287	132	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	700	4	5	9	0
	El Paso LLC	5.000%	09/20/2014	0.399%	4,600	(346)	401	55	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	5,000	(97)	151	54	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.362%	300	(5)	19	14	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%	1,900	31	134	165	0
	South Africa Government International Bond	1.000%	12/20/2020	1.990%	1,325	(51)	(26)	0	(77)
	United Kingdom Gilt	1.000%	09/20/2015	0.038%	500	5	1	6	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.142%	5,800	(638)	1,767	1,129	0
GST	Amgen, Inc.	1.000%	09/20/2014	0.035%	9,200	197	(174)	23	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.184%	2,300	(74)	131	57	0
	Bank of America Corp.	1.000%	03/20/2018	0.490%	10,000	(105)	295	190	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2015	0.098%	1,000	(30)	41	11	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%	2,650	(65)	77	12	0
	Brazil Government International Bond	1.000%	09/20/2017	0.904%	2,050	(49)	56	7	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	8,000	(148)	116	0	(32)
	Comcast Corp.	1.000%	06/20/2021	0.568%	9,900	(317)	601	284	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.808%	1,100	91	21	112	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	0.964%	10,000	0	385	385	0
	France Government Bond	0.250%	03/20/2016	0.108%	8,200	(274)	295	21	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.805%	2,800	(468)	499	31	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	3,500	(203)	242	39	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	0.961%	2,000	0	122	122	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%	7,000	145	462	607	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.216%	3,900	(394)	832	438	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	31,575	(2,184)	1,934	0	(250)
	Russia Government International Bond	1.000%	09/20/2017	1.320%	6,250	(229)	168	0	(61)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	17,200	(683)	610	0	(73)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%	3,075	(88)	67	0	(21)
	South Africa Government International Bond	1.000%	03/20/2020	1.872%	2,000	(123)	31	0	(92)
	Univision Communications, Inc.	5.000%	09/20/2019	1.142%	650	(72)	198	126	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.670%	3,200	(51)	330	279	0
	Windstream Corp.	5.000%	12/20/2017	1.342%	2,300	81	208	289	0
HUS	Brazil Government International Bond	1.000%	09/20/2017	0.904%	4,850	(105)	122	17	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	3,300	(62)	49	0	(13)
	China Government International Bond	1.000%	09/20/2015	0.152%	400	4	1	5	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	1,000	(9)	24	15	0
	Italy Government International Bond	1.000%	12/20/2016	0.594%	15,400	(189)	348	159	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	4,500	35	13	48	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	400	(4)	10	6	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	17,875	(1,087)	945	0	(142)
	Russia Government International Bond	1.000%	09/20/2017	1.320%	13,675	(702)	568	0	(134)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	4,455	(171)	152	0	(19)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%	8,434	(226)	170	0	(56)
	Spain Government International Bond	1.000%	12/20/2016	0.387%	45,700	(138)	845	707	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.247%	7,780	(946)	123	0	(823)
	Venezuela Government International Bond	5.000%	09/20/2017	9.266%	8,525	(1,255)	288	0	(967)
JPM	Brazil Government International Bond	1.000%	12/20/2015	0.454%	32,000	(300)	569	269	0
	Brazil Government International Bond	1.000%	12/20/2017	0.983%	1,000	0	1	1	0
	France Government Bond	0.250%	09/20/2015	0.076%	100	(4)	4	0	0
	Philippines Government International Bond	1.000%	06/20/2021	1.238%	14,000	(337)	128	0	(209)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	3,750	(105)	89	0	(16)
	South Africa Government International Bond	1.000%	09/20/2017	1.220%	3,525	(54)	30	0	(24)
MYC	Brazil Government International Bond	1.850%	09/20/2014	0.259%	6,700	0	60	60	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%	3,400	(111)	127	16	0
	Brazil Government International Bond	1.000%	09/20/2017	0.904%	2,500	(43)	51	8	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%	6,100	(118)	93	0	(25)
	China Government International Bond	1.000%	09/20/2015	0.152%	1,100	9	3	12	0
	China Government International Bond	1.000%	09/20/2016	0.258%	5,000	26	59	85	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	2,000	(10)	42	32	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.107%	1,000	(8)	26	18	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.579%	1,400	252	19	271	0
	France Government Bond	0.250%	09/20/2016	0.126%	1,100	(52)	55	3	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.961%	2,400	0	151	151	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.442%	6,000	0	548	548	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	1,300	(45)	48	3	0
	Pfizer, Inc.	1.000%	09/20/2014	0.034%	9,700	222	(197)	25	0
	Philippines Government International Bond	1.000%	09/20/2015	0.137%	9,000	(176)	274	98	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	800	(6)	18	12	0
	South Africa Government International Bond	1.000%	12/20/2020	1.990%	2,760	(90)	(70)	0	(160)
RYL	China Government International Bond	1.000%	09/20/2015	0.152%	2,600	24	4	28	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%	20,000	(315)	565	250	0
UAG	American International Group, Inc.	5.000%	09/20/2014	0.062%	1,100	(154)	168	14	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%	6,775	(129)	161	32	0
	Brazil Government International Bond	1.000%	09/20/2017	0.904%	5,256	(156)	174	18	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	3,900	(231)	274	43	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.362%	800	(13)	50	37	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.686%	900	17	61	78	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	1,625	(102)	89	0	(13)
	South Africa Government International Bond	1.000%	06/20/2017	1.155%	9,440	(265)	225	0	(40)
	Sprint Communications, Inc.	1.000%	09/20/2017	1.278%	800	(121)	114	0	(7)

						$(28,634)	$35,764	$16,301	$(9,171)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$9,550	$1,110	$(395)	$715	$0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	1,900	237	(69)	168	0
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	7,100	973	(440)	533	0

					$2,320	$(904)	$1,416	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	$9	$(323)	$0	$(314)
JPM	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	50,000	159	4,152	4,311	0

							$168	$3,829	$4,311	$(314)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	6,736	Not Applicable, Fully Funded	02/11/2015	$1,020	$1,020	$526	$1,546	$0

Total Swap Agreements							$(25,169)	$38,907	$23,574	$(9,836)

(j)	Securities with an aggregate market value of $3,978 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$107,832	$582	$108,414
Corporate Bonds & Notes
Banking & Finance	0	471,982	1,502	473,484
Industrials	0	546,144	11,654	557,798
Utilities	0	381,194	2,730	383,924
Municipal Bonds & Notes
California	0	4,070	0	4,070
U.S. Government Agencies	0	947	0	947
Mortgage-Backed Securities	0	181,498	0	181,498
Asset-Backed Securities	0	54,506	10,275	64,781
Sovereign Issues	0	125,902	0	125,902
Common Stocks
Consumer Discretionary	14,800	0	0	14,800
Energy	33,468	0	0	33,468
Financials	9,992	0	0	9,992
Industrials	5,626	0	0	5,626
Utilities	2,795	0	0	2,795
Preferred Securities
Banking & Finance	0	1,511	0	1,511
Real Estate Investment Trusts
Financials	16,886	0	0	16,886
Short-Term Instruments
Certificates of Deposit	0	7,977	0	7,977
Repurchase Agreements	0	8,600	0	8,600
U.S. Treasury Bills	0	40,727	0	40,727
	$83,567	$1,932,890	$26,743	$2,043,200

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,529	$0	$0	$27,529

Total Investments	$111,096	$1,932,890	$26,743	$2,070,729

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	206	68	0	274
Over the counter	0	24,298	1,825	26,123
	$206	$24,366	$1,825	$26,397

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(808)	(1,276)	0	(2,084)
Over the counter	0	(15,200)	0	(15,200)
	$(808)	$(16,476)	$0	$(17,284)

Totals	$110,494	$1,940,780	$28,568	$2,079,842

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligation	$0	$576	$0	$27	$0	$(21)	$0	$0	$582	$(21)
Corporate Bonds & Notes
Banking & Finance	22,392	8,160	(395)	(4)	(9)	444	0	(29,086)	1,502	(6)
Industrials	17,932	0	(4,802)	(17)	322	(541)	0	(1,240)	11,654	1
Utilities	2,708	0	0	0	0	22	0	0	2,730	22
Asset-Backed Securities	10,080	(94)	0	5	0	284	0	0	10,275	284

	$53,112	$8,642	$(5,197)	$11	$313	$188	$0	$(30,326)	$26,743	$280
Financial Derivative Instruments – Assets
Over the counter	$1,360	$0	$0	$0	$0	$465	$0	$0	$1,825	$465

Totals	$54,472	$8,642	$(5,197)	$11	$313	$653	$0	$(30,326)	$28,568	$745

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligation	$582	Third Party Vendor	Broker Quote	83.00
Corporate Bonds & Notes
Banking & Finance	1,502	Benchmark Pricing	Base Price	93.75
Industrials	11,654	Third Party Vendor	Broker Quote	106.00 - 117.50
Utilities	2,730	Benchmark Pricing	Base Price	94.05
Asset-Backed Securities	10,275	Benchmark Pricing	Base Price	101.63 - 106.00

Financial Derivative Instruments – Assets
Over the counter	279	Indicative Market Quotation	Broker Quote	8.57
	1,546	Other Valuation Techniques (3)	-	-

Total	$28,568

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.4%
AUSTRALIA 1.9%
CORPORATE BONDS & NOTES 1.3%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$44,400	$44,722
2.400% due 11/23/2016		300	311
Commonwealth Bank of Australia
3.492% due 08/13/2014		4,300	4,315
GE Capital Australia Funding Pty. Ltd.
4.500% due 01/30/2018	AUD	1,300	1,257
Westpac Banking Corp.
1.250% due 12/14/2018		$22,700	22,580
1.850% due 11/26/2019		10,100	10,118
2.700% due 12/09/2014		5,000	5,051

			88,354

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.367% due 02/21/2038		897	889
3.075% due 08/22/2037	AUD	1,125	1,059
Swan Trust
0.383% due 05/12/2037		$78	77
Torrens Trust
3.080% due 10/19/2038	AUD	1,940	1,823

			3,848

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	17,044
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	14,911

			31,955

Total Australia (Cost $123,305)			124,157

BELGIUM 0.1%
SOVEREIGN ISSUES 0.1%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,085

Total Belgium (Cost $5,030)			5,085

BRAZIL 1.5%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
2.592% due 03/17/2017		$4,900	4,971
3.112% due 03/17/2020		20,500	21,114
3.250% due 03/17/2017		29,200	29,959

			56,044

SOVEREIGN ISSUES 0.7%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	67,800	28,115
10.000% due 01/01/2025		54,200	21,472

			49,587

Total Brazil (Cost $102,196)			105,631

CANADA 1.8%
CORPORATE BONDS & NOTES 0.1%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,761
Caisse Centrale Desjardins
2.550% due 03/24/2016		5,000	5,171

			9,932

SOVEREIGN ISSUES 1.7%
Canada Housing Trust
2.350% due 09/15/2023	CAD	1,100	1,011
2.400% due 12/15/2022		5,800	5,404
Province of British Columbia
4.300% due 06/18/2042		3,000	3,186
Province of Ontario
1.900% due 09/08/2017		22,600	21,395
2.100% due 09/08/2018		13,400	12,697
2.450% due 06/29/2022		$6,200	6,060
3.150% due 06/02/2022	CAD	3,400	3,279
4.300% due 03/08/2017		6,000	6,047
Province of Quebec
3.000% due 09/01/2023		19,200	18,039
3.500% due 12/01/2022		6,500	6,394
4.250% due 12/01/2021		8,800	9,133
4.500% due 12/01/2017		6,100	6,259
5.000% due 12/01/2038		8,100	9,059
6.000% due 10/01/2029		3,200	3,876

			111,839

Total Canada (Cost $121,872)			121,771

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
ACAS CLO Ltd.
0.438% due 04/20/2021		$6,300	6,242
ALM Ltd.
1.454% due 02/13/2023		23,400	23,396
BlackRock Senior Income
0.468% due 04/20/2019		900	891
Galaxy CLO Ltd.
0.469% due 04/25/2019		406	405
Hillmark Funding
0.477% due 05/21/2021		8,878	8,776
Lafayette CLO Ltd.
1.630% due 09/06/2022		75	75
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019		1,313	1,305
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019		646	646
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		502	499
Pacifica CDO Corp.
0.488% due 01/26/2020		399	398

Total Cayman Islands (Cost $42,187)			42,633

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.147% due 04/10/2019		$2,100	2,107
1.750% due 04/10/2017		28,100	28,139

			30,246

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	743
China Government International Bond
3.320% due 06/12/2015		2,080	335
3.380% due 05/23/2023		4,600	705
4.080% due 08/22/2023		4,600	742

			2,525

Total China (Cost $32,627)			32,771

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	76,000	14,072
6.000% due 10/01/2029		448	96
Realkredit Danmark A/S
1.360% due 01/01/2038		3,645	699
2.000% due 01/01/2015		50,300	9,320

Total Denmark (Cost $23,749)			24,187

FRANCE 12.0%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.075% due 03/25/2022	EUR	78	108

CORPORATE BONDS & NOTES 0.7%
Banque PSA Finance S.A.
4.000% due 06/24/2015		600	842
4.875% due 09/25/2015		2,000	2,853
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,947
Caisse Francaise de Financement Local
5.750% due 08/24/2015	AUD	1,600	1,542
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$16,100	16,488
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		16,000	16,003
Dexia Credit Local S.A.
0.603% due 11/07/2016		1,500	1,505

			46,180

SOVEREIGN ISSUES 11.3%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		5,500	5,545
3.500% due 07/01/2014		19,700	19,700
France Government Bond
1.000% due 05/25/2018 (g)	EUR	275,900	387,522
1.000% due 11/25/2018 (g)		65,100	91,385
3.250% due 05/25/2045		16,400	25,005
3.750% due 04/25/2017 (g)		43,500	65,556
4.000% due 10/25/2038		12,900	22,214
4.500% due 04/25/2041		70,000	130,613
4.750% due 04/25/2035		600	1,127
France Treasury Notes
1.000% due 07/25/2017 (g)		7,000	9,819

			758,486

Total France (Cost $748,238)			804,774

GERMANY 3.6%
CORPORATE BONDS & NOTES 1.7%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	20,900	33,329
5.000% due 03/20/2017	AUD	4,000	3,959
KFW
2.750% due 09/07/2015	GBP	20,000	35,000
5.500% due 02/09/2022	AUD	12,500	12,986
6.000% due 08/20/2020		20,000	21,185
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		4,900	5,096

			111,555

SOVEREIGN ISSUES 1.9%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	6,229	8,821
0.750% due 04/15/2018 (c)		15,451	22,285
2.500% due 08/15/2046		4,700	6,893
4.000% due 01/04/2037		50,800	92,759

			130,758

Total Germany (Cost $226,920)			242,313

GREECE 0.1%
CORPORATE BONDS & NOTES 0.1%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	4,400	6,193

Total Greece (Cost $6,150)			6,193

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	20,900	28,745

Total Guernsey, Channel Islands (Cost $28,006)			28,745

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.677% due 04/11/2021	EUR	949	1,289
Mercator CLO PLC
0.556% due 02/18/2024		319	432
Race Point CLO Ltd.
0.486% due 04/15/2020		$3,074	3,064

			4,785

CORPORATE BONDS & NOTES 0.1%
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	3,400	5,110

MORTGAGE-BACKED SECURITIES 0.0%
Emerald Mortgages PLC
0.276% due 07/15/2048		545	675
Opera Germany PLC
0.547% due 10/20/2014		1,682	2,297

			2,972

Total Ireland (Cost $12,306)			12,867

ITALY 9.9%
ASSET-BACKED SECURITIES 0.3%
Alba SPV SRL
1.827% due 04/20/2040	EUR	7,381	10,168
Berica Asset-Backed Security SRL
0.509% due 12/31/2055		8,704	11,738

			21,906

CORPORATE BONDS & NOTES 0.2%
Banca Carige SpA
3.875% due 10/24/2018		7,900	11,672
Telecom Italia SpA
4.500% due 09/20/2017		1,200	1,770

			13,442

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.616% due 03/31/2048		15,689	20,685
Giovecca Mortgages SRL
0.928% due 04/23/2048		11,255	15,220

			35,905

SOVEREIGN ISSUES 8.9%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		14,827	21,124
2.350% due 09/15/2024 (c)		39,097	57,374
3.500% due 06/01/2018		3,000	4,478
4.500% due 05/01/2023		37,400	58,931
4.500% due 03/01/2024		41,800	65,863
4.750% due 09/01/2021 (g)		14,300	23,061
5.500% due 09/01/2022		85,700	144,193
5.500% due 11/01/2022		128,600	216,063

Italy Government International Bond
6.000% due 08/04/2028	GBP	3,500	6,857

			597,944

Total Italy (Cost $640,347)			669,197

JAPAN 13.1%
SOVEREIGN ISSUES 13.1%
Japan Government International Bond
1.500% due 03/20/2033	JPY	430,000	4,374
1.600% due 03/20/2033		40,760,000	421,271
1.700% due 09/20/2032		42,720,000	450,652

Total Japan (Cost $879,834)			876,297

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
WPP PLC
6.000% due 04/04/2017	GBP	4,075	7,688

Total Jersey, Channel Islands (Cost $5,392)			7,688

LUXEMBOURG 0.5%
ASSET-BACKED SECURITIES 0.1%
E-Carat S.A.
0.852% due 11/18/2020	EUR	715	979
Penta CLO S.A.
0.614% due 06/04/2024		3,002	4,050

			5,029

CORPORATE BONDS & NOTES 0.4%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014		3,100	4,249
7.625% due 09/15/2014		4,900	6,788
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$11,000	13,406

			24,443

Total Luxembourg (Cost $28,561)			29,472

MEXICO 4.1%
SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
6.500% due 06/09/2022	MXN	213,000	17,491
7.500% due 06/03/2027		726,500	63,665
7.750% due 05/29/2031		1,009,160	89,143
7.750% due 11/23/2034		193,600	17,179
8.000% due 12/07/2023		500,000	45,103
8.500% due 11/18/2038		120,000	11,319
9.500% due 12/18/2014		54,000	4,291
10.000% due 12/05/2024		257,400	26,542

Total Mexico (Cost $265,228)			274,733

NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	1,482	2,003
Eurocredit CDO BV
0.714% due 02/22/2020		813	1,113
Grosvenor Place CLO BV
0.577% due 07/20/2021		313	429
0.788% due 07/20/2021	GBP	524	899
Halcyon Structured Asset Management European CLO BV
0.644% due 01/25/2023	EUR	3,917	5,330
Harbourmaster CLO BV
0.667% due 10/11/2019		11	14
Jubilee CDO BV
0.818% due 10/15/2019		682	932

Leopard CLO BV
0.677% due 04/21/2020		291	398

			11,118

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018 (g)		$5,000	5,008
2.250% due 01/12/2017	EUR	400	575
6.750% due 03/02/2018	AUD	4,600	4,827
ING Bank NV
2.500% due 01/14/2016		$14,000	14,403
Royal Bank of Scotland NV
3.488% due 05/17/2018	AUD	7,000	6,264

			31,077

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
1.327% due 07/17/2041	EUR	1,200	1,358

Total Netherlands (Cost $42,251)			43,553

NEW ZEALAND 2.1%
SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	23,100	21,014
5.500% due 04/15/2023		30,060	28,399
6.000% due 12/15/2017		5,000	4,662
6.000% due 05/15/2021		57,500	55,499
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		35,420	30,118

Total New Zealand (Cost $129,558)			139,692

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,852
2.000% due 09/15/2015		$6,700	6,710
2.375% due 05/25/2016		13,400	13,433
3.000% due 11/17/2014		17,800	17,931
5.500% due 05/25/2016		2,000	2,135
5.500% due 06/26/2017		1,000	1,075

Total Norway (Cost $44,116)			45,136

SLOVENIA 1.2%
SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$13,600	14,361
4.700% due 11/01/2016	EUR	33,300	49,437
5.250% due 02/18/2024		$14,300	15,444
5.500% due 10/26/2022		4,600	5,054

Total Slovenia (Cost $78,095)			84,296

SPAIN 13.9%
CORPORATE BONDS & NOTES 0.1%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	3,300	4,856
4.125% due 03/30/2017		100	148

			5,004

SOVEREIGN ISSUES 13.8%
Autonomous Community of Madrid
5.750% due 02/01/2018		5,100	8,068
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	11,785	11,432
5.000% due 11/14/2016		$900	979
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,000	4,846
6.505% due 03/01/2019		17,800	29,806
Spain Government International Bond
2.750% due 04/30/2019		12,900	18,867
3.750% due 10/31/2018		121,300	184,096
3.800% due 04/30/2024		9,300	13,965
4.400% due 10/31/2023		49,000	77,132

4.500% due 01/31/2018		52,200	80,385
5.250% due 04/06/2029	GBP	1,700	3,108
5.400% due 01/31/2023	EUR	205,900	346,596
5.850% due 01/31/2022 (g)		73,600	126,929
Xunta de Galicia
6.131% due 04/03/2018		7,200	11,576
6.964% due 12/28/2017		3,000	4,881

			922,666

Total Spain (Cost $847,979)			927,670

SUPRANATIONAL 1.7%
CORPORATE BONDS & NOTES 1.7%
African Development Bank
5.250% due 03/23/2022	AUD	200	204
Asian Development Bank
5.000% due 03/09/2022		500	506
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	8,717
EUROFIMA
5.625% due 10/24/2016		4,600	4,593
6.250% due 12/28/2018		50,055	52,505
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,095
0.500% due 12/21/2023		500	320
European Investment Bank
6.000% due 08/06/2020		6,700	7,095
6.125% due 01/23/2017		9,100	9,254
6.250% due 04/15/2015		22,000	21,314
6.250% due 06/08/2021		9,100	9,834
Inter-American Development Bank
6.000% due 02/26/2021		1,000	1,064
Nordic Investment Bank
5.000% due 04/19/2022		500	503

Total Supranational (Cost $122,224)			117,004

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	65,500	10,432
Stadshypotek AB
3.000% due 03/21/2018		62,000	9,856
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	7,089
Swedbank Hypotek AB
3.750% due 12/20/2017		58,700	9,552

			36,929

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		95,100	16,388

Total Sweden (Cost $52,529)			53,317

UNITED KINGDOM 8.5%
BANK LOAN OBLIGATIONS 0.2%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$12,200	12,169

CORPORATE BONDS & NOTES 1.2%
Barclays Bank PLC
2.250% due 05/10/2017		15,000	15,481
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	15,701
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,190
HBOS PLC
6.750% due 05/21/2018		9,891	11,413
LBG Capital PLC
8.000% due 06/15/2020 (d)		200	222
15.000% due 12/21/2019	EUR	470	997
15.000% due 12/21/2019	GBP	200	498
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$11,300	16,498
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		317	338
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	700	734

Royal Bank of Scotland PLC
3.548% due 10/27/2014	AUD	200	188
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,523
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		5,000	5,313
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,671

			77,767

MORTGAGE-BACKED SECURITIES 3.4%
Darrowby PLC
2.228% due 02/20/2044	GBP	15,871	27,693
EuroMASTR PLC
0.758% due 06/15/2040		225	358
Eurosail PLC
0.418% due 03/13/2045	EUR	457	603
0.427% due 12/10/2044		6,287	8,283
0.482% due 12/15/2044		7,714	9,529
0.672% due 03/13/2045	GBP	33	57
0.694% due 06/10/2044		13,343	22,335
0.712% due 03/13/2045		76	125
Fosse Master Issuer PLC
2.628% due 10/18/2054		15,700	27,311
Gemgarto
3.476% due 05/14/2045		144	254
Granite Mortgages PLC
0.874% due 03/20/2044		1,115	1,904
0.874% due 06/20/2044		1,417	2,427
0.934% due 09/20/2044		80	136
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	2,603	3,419
0.361% due 06/18/2039		$1,782	1,700
0.373% due 06/18/2038	EUR	40	53
0.690% due 06/18/2039	GBP	58	95
Landmark Mortgage Securities PLC
0.776% due 06/17/2038		66	109
Leek Finance Ltd.
0.510% due 12/21/2037		$3,316	3,474
Leek Finance PLC
0.490% due 09/21/2038		7,205	7,476
Ludgate Funding PLC
0.470% due 01/01/2061	EUR	290	372
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	15,493	26,158
Newgate Funding PLC
0.550% due 12/01/2050	EUR	5,700	6,806
0.695% due 12/01/2050	GBP	100	163
0.758% due 12/15/2050		5,000	7,277
0.842% due 12/15/2050	EUR	11,950	15,973
1.492% due 12/15/2050		2,500	3,261
1.558% due 12/15/2050	GBP	4,500	7,531
1.742% due 12/15/2050	EUR	4,100	5,170
1.808% due 12/15/2050	GBP	3,100	4,775
Paragon Mortgages PLC
0.562% due 06/15/2041	EUR	300	382
0.695% due 05/15/2041		362	475
0.885% due 05/15/2041	GBP	36	59
Preferred Residential Securities PLC
1.308% due 12/15/2042		36	58
ResLoc UK PLC
0.718% due 12/15/2043		1,030	1,655
0.778% due 12/15/2043		1,773	2,763
RMAC PLC
0.663% due 12/12/2036	EUR	186	245
RMAC Securities PLC
0.380% due 06/12/2044		$469	443
0.503% due 06/12/2044	EUR	182	224
0.685% due 06/12/2044	GBP	3,365	5,466
0.705% due 06/12/2044		8,801	14,201
Silk Road Finance PLC
1.903% due 06/21/2055		64	112
Tenterden Funding PLC
2.053% due 03/21/2044		5,934	10,322
Uropa Securities PLC
0.477% due 10/10/2040	EUR	136	184
Windermere CMBS PLC
0.803% due 04/24/2017	GBP	52	89

			231,505

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
3.250% due 01/22/2044 (g)		86,500	143,284
4.250% due 06/07/2032 (g)		21,343	41,629

4.250% due 09/07/2039 (g)	8,500	16,700
4.250% due 12/07/2040 (g)	10,400	20,481
4.500% due 09/07/2034 (g)	2,800	5,643
4.750% due 12/07/2030 (g)	8,000	16,476
4.750% due 12/07/2038	3,000	6,333

		250,546

Total United Kingdom (Cost $494,956)		571,987

UNITED STATES 17.4%
ASSET-BACKED SECURITIES 0.9%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033	$315	284
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.622% due 10/25/2035	2,300	2,149
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	44	41
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029	221	205
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.970% due 02/25/2034	658	611
Asset-Backed Securities Corp. Home Equity Loan Trust
1.502% due 04/15/2033	1,868	1,796
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036	46	45
0.812% due 10/25/2032	34	33
0.952% due 10/27/2032	48	45
1.152% due 10/25/2037	97	91
BNC Mortgage Loan Trust
0.252% due 05/25/2037	824	789
Carrington Mortgage Loan Trust
0.472% due 10/25/2035	27	27
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045	642	577
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	113	116
6.681% due 12/01/2033	26	26
Countrywide Asset-Backed Certificates
0.312% due 10/25/2047	1,027	1,013
0.332% due 09/25/2036	224	218
0.492% due 12/25/2036 ^	814	482
0.752% due 08/25/2035	1,558	1,536
1.127% due 06/25/2035	500	493
4.740% due 10/25/2035	1,045	1,042
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032	65	61
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	6	3
First Alliance Mortgage Loan Trust
0.152% due 12/20/2027	8	8
First Franklin Mortgage Loan Trust
0.512% due 10/25/2035	4,046	3,685
1.052% due 03/25/2034	2,592	2,396
GSAA Home Equity Trust
5.995% due 03/25/2046 ^	2,317	1,802
Home Equity Asset Trust
0.750% due 11/25/2032	2	2
JPMorgan Mortgage Acquisition Trust
0.262% due 08/25/2036	131	71
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034	12	11
0.977% due 06/25/2035	1,262	1,253
MASTR Asset-Backed Securities Trust
0.302% due 03/25/2036	1,614	1,036
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037	43	12
0.272% due 02/25/2037	71	33
0.632% due 05/25/2036	1,500	1,342
MESA Trust
0.952% due 12/25/2031	204	186
Morgan Stanley Home Equity Loan Trust
0.502% due 04/25/2037	1,910	1,190
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,172	1,262
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.432% due 12/25/2035	3,115	2,818
Option One Mortgage Loan Trust Asset-Backed Certificates
0.342% due 01/25/2036	816	768
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^	164	158
RAAC Trust
1.352% due 09/25/2047	3,390	3,348
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	85	82

Residential Asset Mortgage Products Trust
0.452% due 03/25/2036		2,007	1,547
0.710% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.312% due 07/25/2036		980	942
0.652% due 07/25/2032 ^		143	124
0.992% due 09/25/2034		1,714	1,470
Securitized Asset-Backed Receivables LLC Trust
0.282% due 05/25/2037 ^		445	317
SLC Student Loan Trust
0.681% due 06/15/2017		9	9
SLM Private Education Loan Trust
1.252% due 12/15/2021		76	77
SLM Student Loan Trust
0.229% due 07/25/2017		42	42
0.431% due 12/17/2018		3	3
0.729% due 10/25/2017		3,339	3,344
1.729% due 04/25/2023		15,471	16,014
Soundview Home Loan Trust
0.212% due 11/25/2036		50	20
Specialty Underwriting & Residential Finance Trust
0.502% due 09/25/2036		1,624	1,595
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		9	8

			58,663

BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems US Holdings, Inc.
4.000% due 02/01/2020		1,980	1,984
HCA, Inc.
2.650% due 05/02/2016		1,675	1,678

			3,662

CORPORATE BONDS & NOTES 1.7%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		6,000	6,002
2.750% due 01/30/2017		600	608
3.125% due 01/15/2016		2,500	2,572
3.500% due 07/18/2016		3,600	3,721
4.625% due 06/26/2015		15,500	16,023
5.500% due 02/15/2017		800	868
8.300% due 02/12/2015		6,200	6,471
Altria Group, Inc.
9.700% due 11/10/2018		1,768	2,318
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,269
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,718
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,208
Bank of America Corp.
0.617% due 08/26/2014		1,000	1,370
3.929% due 10/21/2025	MXN	133,000	11,459
Boston Scientific Corp.
6.400% due 06/15/2016		$4,300	4,744
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		769	864
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,599
CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,075
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,635
Countrywide Capital
8.050% due 06/15/2027		500	622
General Electric Capital Corp.
3.800% due 06/18/2019		300	319
HJ Heinz Co.
4.250% due 10/15/2020		7,000	7,052
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	8,877
6.750% due 09/01/2016		7,100	7,890
JPMorgan Chase & Co.
0.744% due 02/15/2017		2,800	2,812
1.350% due 02/15/2017		4,000	4,017
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	1,409
Morgan Stanley
4.100% due 01/26/2015		700	715
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,743
Union Pacific Corp.
4.163% due 07/15/2022		875	955

Verizon Communications, Inc.
1.981% due 09/14/2018		1,100	1,162
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	148

			114,245

MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		$463	424
American Home Mortgage Assets Trust
0.342% due 05/25/2046		510	387
0.382% due 09/25/2046 ^		66	3
Banc of America Funding Corp.
0.433% due 06/20/2047		2,000	1,306
2.622% due 03/20/2036		422	391
2.651% due 02/20/2036		4,995	5,036
2.734% due 10/20/2046 ^		107	81
2.830% due 11/20/2034		999	972
2.938% due 01/20/2047 ^		365	286
5.500% due 01/25/2036		576	601
6.000% due 03/25/2037 ^		811	690
Banc of America Mortgage Trust
2.628% due 06/25/2035		874	841
2.767% due 09/25/2035		121	116
5.161% due 04/25/2035		793	743
BCAP LLC Trust
0.891% due 01/26/2047		1,140	1,003
2.466% due 02/26/2036		540	528
5.208% due 03/26/2037		5,424	5,374
5.250% due 02/26/2036		1,912	1,787
5.250% due 04/26/2037		4,791	4,541
5.250% due 08/26/2037		2,247	2,355
Bear Stearns Adjustable Rate Mortgage Trust
2.483% due 05/25/2034		288	272
2.528% due 10/25/2033		251	255
2.528% due 03/25/2035		439	447
2.642% due 07/25/2034		484	480
2.654% due 05/25/2034		461	448
2.663% due 10/25/2035		117	118
2.710% due 01/25/2035		1,019	1,013
2.771% due 02/25/2034		52	52
3.196% due 11/25/2034		13	13
5.151% due 08/25/2035		12	12
Bear Stearns Alt-A Trust
2.360% due 01/25/2036 ^		91	71
2.524% due 08/25/2036 ^		373	276
2.562% due 11/25/2035 ^		165	130
2.576% due 08/25/2036 ^		1,162	541
2.699% due 08/25/2036 ^		2,425	1,850
2.790% due 09/25/2035		7,709	6,786
4.382% due 11/25/2036 ^		796	612
Chase Mortgage Finance Trust
2.602% due 02/25/2037		1,186	1,224
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.382% due 05/25/2036		2,262	2,044
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037		371	385
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		948	957
2.280% due 09/25/2035		1,090	1,095
2.500% due 05/25/2035		249	244
2.764% due 09/25/2037 ^		2,008	1,706
2.784% due 03/25/2037 ^		1,584	1,136
3.684% due 07/25/2046 ^		2,363	1,935
Commercial Mortgage Trust
0.674% due 03/10/2046 (a)		13,000	569
1.929% due 01/10/2046 (a)		9,811	904
2.464% due 07/10/2046 (a)		31,592	1,002
2.589% due 07/10/2046 (a)		24,652	1,263
Countrywide Alternative Loan Trust
0.292% due 04/25/2047		1,881	1,606
0.322% due 01/25/2037 ^		733	649
0.333% due 02/20/2047		636	478
0.342% due 09/25/2046 ^		1,470	1,209
0.352% due 05/25/2036		122	100
0.362% due 07/25/2046		108	83
0.363% due 03/20/2046		151	118
0.363% due 07/20/2046 ^		1,128	776
0.382% due 08/25/2046		64	37
0.432% due 02/25/2037		630	506
0.502% due 05/25/2037 ^		879	587
0.552% due 09/25/2035 ^		630	520
1.123% due 12/25/2035		137	108
1.523% due 08/25/2035		849	775
1.623% due 11/25/2035		607	483

2.163% due 11/25/2035	588	481
2.664% due 02/25/2037 ^	377	337
5.250% due 06/25/2035 ^	360	334
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	1,759	1,509
6.250% due 08/25/2037 ^	820	679
6.500% due 08/25/2032	139	141
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035	34	31
0.472% due 03/25/2035	1,209	953
0.482% due 02/25/2035	23	22
0.692% due 03/25/2035	1,470	1,406
2.423% due 02/20/2036 ^	1,734	1,507
2.470% due 05/20/2036	963	880
2.498% due 11/25/2034	1,552	1,469
2.559% due 03/25/2037 ^	552	395
2.610% due 08/25/2034	635	562
2.646% due 02/25/2047 ^	627	528
2.665% due 11/19/2033	26	26
2.747% due 08/25/2034	146	131
Credit Suisse First Boston Mortgage Securities Corp.
1.302% due 03/25/2034 ^	337	305
2.244% due 07/25/2033	43	43
2.526% due 08/25/2033	192	192
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	16,942	284
1.551% due 11/10/2046 (a)	41,491	1,249
Deutsche ALT-A Securities, Inc.
0.292% due 07/25/2047	1,116	973
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035	998	1,015
Downey Savings & Loan Association Mortgage Loan Trust
0.475% due 07/19/2045 ^	176	30
Extended Stay America Trust
1.213% due 12/05/2031 (a)	37,000	661
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035	517	513
2.612% due 08/25/2035	485	461
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	95	89
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034	59	57
Greenpoint Mortgage Funding Trust
0.332% due 01/25/2037	981	737
0.362% due 04/25/2036	836	645
0.422% due 11/25/2045	180	143
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	59	59
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,201
GS Mortgage Securities Trust
1.896% due 02/10/2046 (a)	14,690	1,515
2.537% due 11/10/2045 (a)	25,571	3,269
GSR Mortgage Loan Trust
1.850% due 03/25/2033	232	231
2.613% due 05/25/2035	364	340
2.646% due 04/25/2035	88	87
2.657% due 09/25/2035	1,042	1,054
2.834% due 01/25/2035	1,377	1,360
5.017% due 11/25/2035	1,313	1,312
HarborView Mortgage Loan Trust
0.335% due 07/19/2046	2,150	1,463
0.345% due 09/19/2037	1,605	1,308
0.395% due 03/19/2036	250	186
2.491% due 05/19/2033	424	429
2.564% due 07/19/2035	285	268
HomeBanc Mortgage Trust
2.304% due 04/25/2037 ^	1,509	907
5.312% due 04/25/2037 ^	632	520
Impac CMB Trust
0.872% due 10/25/2034	1,588	1,394
0.932% due 10/25/2034	859	802
1.152% due 07/25/2033	65	60
IndyMac Mortgage Loan Trust
0.332% due 07/25/2047	4,039	3,002
0.342% due 09/25/2046	5,076	4,397
0.392% due 06/25/2037	1,345	1,203
0.402% due 02/25/2037	1,100	647
0.452% due 11/25/2035 ^	375	230
0.452% due 06/25/2037 ^	573	286
2.509% due 12/25/2034	195	183
2.722% due 11/25/2035 ^	2,474	2,241
5.057% due 08/25/2036	1,128	1,119
JPMBB Commercial Mortgage Securities Trust
1.454% due 04/15/2047 (a)	59,965	3,865

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	6	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.464% due 12/15/2047 (a)	84,151	6,349
4.070% due 11/15/2043	300	324
JPMorgan Mortgage Trust
1.990% due 11/25/2033	258	259
2.578% due 02/25/2036 ^	1,361	1,211
2.604% due 07/25/2035	421	422
5.049% due 10/25/2035	50	51
5.109% due 09/25/2035	674	683
Luminent Mortgage Trust
0.322% due 12/25/2036	3,374	2,660
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046	2,912	2,248
0.452% due 05/25/2047 ^	1,469	752
MASTR Alternative Loan Trust
0.552% due 03/25/2036	495	152
6.000% due 03/25/2036	3,620	3,344
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030	59	59
2.609% due 10/20/2029	29	29
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	1,139	1,053
0.402% due 11/25/2035	3,046	2,970
0.402% due 08/25/2036	202	193
1.572% due 10/25/2035	3,031	3,003
2.220% due 02/25/2033	195	189
2.615% due 06/25/2035	829	814
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	700	778
Morgan Stanley Bank of America Merrill Lynch Trust
1.596% due 05/15/2046 (a)	69,214	5,287
1.870% due 02/15/2046 (a)	62,197	5,925
2.029% due 08/15/2045 (a)	45,853	4,127
Nomura Asset Acceptance Corp.
0.912% due 08/25/2034	79	80
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	2,718	1,623
0.352% due 12/25/2046 ^	1,104	524
0.362% due 04/25/2046	73	37
0.422% due 05/25/2046 ^	868	332
0.457% due 09/25/2046	1,418	622
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	187	104
0.602% due 12/25/2036 ^	494	200
6.250% due 10/25/2036 ^	411	348
6.500% due 08/25/2036 ^	821	578
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^	461	389
6.500% due 03/25/2032	76	80
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049	4,600	4,948
Sequoia Mortgage Trust
2.637% due 04/20/2035	300	300
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	445	447
2.467% due 02/25/2034	314	320
2.518% due 08/25/2035	1,016	960
2.568% due 09/25/2034	127	128
2.613% due 02/25/2036 ^	3,704	3,157
2.670% due 09/25/2036 ^	1,272	818
5.040% due 05/25/2036	1,667	1,574
Structured Asset Mortgage Investments Trust
0.342% due 06/25/2036	147	121
0.362% due 05/25/2046	933	711
0.372% due 05/25/2036	5,687	4,292
0.372% due 09/25/2047	6,300	5,107
0.412% due 05/25/2046 ^	255	70
0.445% due 07/19/2034	25	25
0.452% due 08/25/2036 ^	1,761	617
0.462% due 12/25/2035	15	12
1.623% due 08/25/2047	2,464	2,217
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	421	399
5.500% due 09/25/2035	1,092	1,127
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037	2,783	2,448
1.402% due 06/25/2047	1,403	1,263
1.452% due 03/25/2037	1,616	1,510
1.797% due 06/25/2037	19,692	19,081
2.109% due 10/25/2043	113	111
5.750% due 06/25/2037	9,295	9,500
5.750% due 06/25/2047	3,493	3,131
6.092% due 09/25/2037	388	407

UBS-Barclays Commercial Mortgage Trust
2.016% due 12/10/2045 (a)	62,859	6,856
UBS-Citigroup Commercial Mortgage Trust
2.670% due 01/10/2045 (a)	23,259	2,566
Wachovia Bank Commercial Mortgage Trust
0.292% due 06/15/2020	2,300	2,262
WaMu Mortgage Pass-Through Certificates Trust
0.432% due 11/25/2045	6,683	6,101
0.442% due 07/25/2045	2,570	2,447
0.462% due 01/25/2045	627	620
0.492% due 01/25/2045	4,903	4,611
0.522% due 11/25/2034	1,381	1,330
0.883% due 04/25/2047	5,177	4,736
0.933% due 12/25/2046	260	241
1.103% due 06/25/2046	1,483	1,475
1.123% due 02/25/2046	3,435	3,255
1.932% due 02/27/2034	450	447
2.193% due 02/25/2037 ^	2,928	2,445
2.201% due 10/25/2046	2,210	2,043
2.349% due 10/25/2035	1,240	1,210
2.358% due 12/25/2035	824	799
2.375% due 04/25/2035	1,000	987
2.449% due 06/25/2033	126	129
5.879% due 08/25/2046	3,498	3,207
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
0.402% due 07/25/2046 ^	85	16
0.883% due 04/25/2047 ^	57	3
0.893% due 04/25/2047 ^	550	113
0.963% due 05/25/2047 ^	346	34
1.063% due 07/25/2046 ^	777	467
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	334	305
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	459	396
2.615% due 03/25/2035	5,833	5,902
2.615% due 06/25/2035	1,965	1,978
2.615% due 10/25/2035	505	509
2.618% due 06/25/2035	611	620
2.618% due 10/25/2035	600	572
2.618% due 04/25/2036	145	146
2.619% due 12/25/2033	6	7
5.017% due 03/25/2036	85	86
5.588% due 04/25/2036	344	116
WFRBS Commercial Mortgage Trust
0.409% due 03/15/2048 (a)	40,000	1,105
1.644% due 03/15/2045 (a)	73,670	5,834
1.649% due 03/15/2048 (a)	114,968	9,979

		305,634

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	142
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,975
7.950% due 03/01/2036	900	1,098
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,030	1,026
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	10,107
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	662

		15,010

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 03/15/2017	20,000	489

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
0.252% due 01/25/2021	$6	6
0.272% due 03/25/2034	106	105
0.352% due 10/27/2037	800	798

0.452% due 03/25/2036	54	54
0.582% due 11/25/2040	6,773	6,789
0.602% due 11/25/2040	8,574	8,619
0.652% due 10/25/2040 - 12/25/2040	10,047	10,084
1.324% due 06/01/2043	102	105
2.012% due 12/01/2034	367	385
2.200% due 01/01/2023	38	39
2.250% due 06/01/2035	472	478
2.274% due 08/01/2023	72	76
2.290% due 11/01/2022	11	12
2.335% due 04/01/2032	40	40
2.352% due 08/01/2036	260	278
2.485% due 11/01/2034	2,381	2,551
2.500% due 07/01/2044	1,000	947
2.515% due 01/25/2022 (a)	26,360	3,222
2.633% due 12/01/2030	14	14
3.000% due 08/01/2044	1,000	985
3.500% due 11/01/2021 - 07/01/2029	380,297	402,949
4.295% due 06/01/2021	2,073	2,293
5.370% due 12/01/2015	2,399	2,496
6.000% due 04/25/2043 - 07/25/2044	1,620	1,821
Freddie Mac
0.632% due 10/15/2040	5,425	5,435
0.752% due 12/15/2037	2,004	2,021
1.022% due 09/25/2022 (a)	24,790	1,453
1.175% due 11/25/2022 (a)	34,439	2,414
1.319% due 02/25/2045	243	248
1.324% due 10/25/2044	3,284	3,342
1.465% due 08/25/2019 (a)	39,977	2,317
1.562% due 11/25/2019 (a)	36,118	2,314
1.727% due 10/25/2021 (a)	29,935	2,773
1.816% due 06/25/2020 (a)	38,191	2,878
2.235% due 06/01/2022	82	82
2.403% due 09/01/2035	138	147
6.000% due 12/01/2033	1,021	1,129
6.500% due 11/15/2023	68	76
9.050% due 06/15/2019	1	1
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	738	762
2.000% due 07/20/2022 - 05/20/2030	121	127
6.000% due 08/20/2034	13,356	15,140
6.375% due 04/20/2028	7	7
NCUA Guaranteed Notes
0.622% due 11/05/2020	48,503	48,653
0.712% due 12/08/2020	21,582	21,732
Small Business Administration
5.110% due 04/01/2025	86	93

		558,290

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.750% due 11/15/2043 (i)(k)	3,800	4,096
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (i)(k)	8,659	8,716
0.125% due 01/15/2023 (i)(k)	48,883	48,711
1.375% due 01/15/2020 (i)	3,179	3,487
1.750% due 01/15/2028	5,092	5,860
2.375% due 01/15/2025 (i)(k)	5,659	6,855
2.375% due 01/15/2027 (i)	4,937	6,056
2.500% due 01/15/2029	5,852	7,378
U.S. Treasury Notes
2.500% due 08/15/2023 (i)(k)	1,800	1,810
2.750% due 11/15/2023 (i)(k)	7,000	7,171
2.750% due 02/15/2024	5,200	5,315

		105,455

Total United States (Cost $1,128,442)		1,161,448

SHORT-TERM INSTRUMENTS 8.8%
CERTIFICATES OF DEPOSIT 1.6%
China Construction Bank Corp.
1.000% due 07/28/2014	$54,300	54,263
Intesa Sanpaolo SpA
1.608% due 04/11/2016	28,300	28,575
1.650% due 04/07/2015	9,000	9,018

Itau Unibanco Holding S.A.
1.190% due 06/26/2015		14,000	14,002

			105,858

COMMERCIAL PAPER 0.2%
Entergy Corp.
0.890% due 09/22/2014		15,000	14,984

REPURCHASE AGREEMENTS (f) 1.7%			112,918

GREECE TREASURY BILLS 0.3%
1.821% due 09/19/2014	EUR	15,100	20,612

MEXICO TREASURY BILLS 4.2%
3.282% due 08/21/2014 - 02/05/2015 (b)	MXN	3,666,000	279,657

SLOVENIA TREASURY BILLS 0.1%
1.470% due 02/12/2015	EUR	6,200	8,472

U.S. TREASURY BILLS 0.7%
0.049% due 07/24/2014 - 12/26/2014 (b)(g)(i)(k)		$44,564	44,560

Total Short-Term Instruments (Cost $585,064)			587,061

Total Investments in Securities (Cost $6,817,162)			7,139,678

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio		1,340	14
PIMCO Short-Term Floating NAV Portfolio III		42,048,262	420,146

Total Short-Term Instruments (Cost $420,142)			420,160

Total Investments in Affiliates (Cost $420,142)			420,160

Total Investments 112.7% (Cost $7,237,304)			$7,559,838
Financial Derivative Instruments (h)(j) (0.8%) (Cost or Premiums, net $(28,904))			(56,591)
Other Assets and Liabilities, net (11.9%)			(796,869)

Net Assets 100.0%			$6,706,378

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$6,002	0.09%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%		06/30/2014	07/01/2014		$7,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(7,447)	$7,300	$7,300
BPS	(0.020%	)	06/18/2014	12/31/2014	EUR	15,588	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	(21,424)	21,345	21,344
	0.230%		04/23/2014	12/31/2014		57,986	Spain Government International Bond 5.850% due 01/31/2022	(82,243)	79,400	79,501
SSB	0.000%		06/30/2014	07/01/2014		$4,873	Fannie Mae 2.110% due 11/07/2022	(4,972)	4,873	4,873

Total Repurchase Agreements								$(116,086)	$112,918	$113,018

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(1.000%)	06/19/2014	06/17/2016		$(1,700)	$(1,700)
BPS	(0.220%)	06/18/2014	06/16/2016	EUR	(15,589)	(21,346)
	0.150%	04/23/2014	04/17/2016		(57,985)	(79,465)

Total Reverse Repurchase Agreements						$(102,511)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.210%	04/10/2014	07/15/2014	EUR	(40,456)	$(55,443)
	0.212%	04/10/2014	07/15/2014		(80,539)	(109,298)
	0.448%	05/15/2014	08/14/2014	GBP	(9,740)	(16,430)
	0.469%	05/15/2014	08/14/2014		(13,056)	(22,456)
	0.478%	05/15/2014	08/14/2014		(34,381)	(58,050)
	0.488%	05/15/2014	08/14/2014		(40,294)	(68,124)
MYI	0.196%	04/10/2014	07/15/2014	EUR	(49,508)	(65,672)

Total Sale-Buyback Transactions						$(395,473)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $480,570 at a weighted average interest rate of 0.284%.
(3)	Payable for sale-buyback transactions includes $746 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.500%	07/01/2044	$19,000	$(20,416)	$(20,570)
BOA	Fannie Mae	4.000%	08/01/2044	73,000	(77,083)	(77,195)
	Fannie Mae	4.500%	08/01/2044	49,000	(52,884)	(52,929)
DEU	Fannie Mae	4.000%	08/01/2044	13,000	(13,741)	(13,747)
FOB	Fannie Mae	3.500%	07/01/2044	6,000	(6,112)	(6,171)
	Fannie Mae	4.000%	07/01/2044	36,000	(37,690)	(38,182)
	Fannie Mae	4.000%	08/01/2044	108,000	(113,652)	(114,206)
	Fannie Mae	4.500%	07/01/2044	45,000	(48,448)	(48,719)
	Fannie Mae	4.500%	08/01/2044	116,000	(125,161)	(125,300)
GSC	Fannie Mae	3.500%	07/01/2044	13,000	(13,264)	(13,372)
	Fannie Mae	4.500%	07/01/2044	45,000	(48,563)	(48,719)
JPS	Fannie Mae	4.500%	07/01/2044	40,000	(43,119)	(43,305)
MSC	Fannie Mae	4.000%	08/01/2044	11,000	(11,637)	(11,632)
SAL	Fannie Mae	4.500%	07/01/2044	64,000	(68,931)	(69,289)

Total Short Sales					$(680,701)	$(683,336)

(g)	Securities with an aggregate market value of $503,196 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	489	$292	$17	$(17)
3-Month Euribor September Futures	Long	09/2014	687	281	12	(12)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	524	(492)	0	(106)
90-Day Eurodollar December Futures	Long	12/2014	4,314	1,455	0	0
90-Day Eurodollar September Futures	Long	09/2014	6,733	1,402	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	358	(209)	10	(31)
Australia Government 10-Year Bond September Futures	Short	09/2014	521	(1,220)	0	(229)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	544	32	60	(15)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	446	16	33	(12)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	699	(345)	24	(24)
Canada Government 10-Year Bond September Futures	Short	09/2014	1,499	(1,721)	253	(155)
Euro-Bobl September Futures	Long	09/2014	498	377	68	(95)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	2,989	10,938	41	(655)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	424	1,528	52	(122)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	699	606	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	987	(100)	0	(69)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	4,082	(2,446)	0	(319)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	527	(552)	0	(148)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	1,728	254	19	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	413	159	18	0
United Kingdom Long Gilt September Futures	Long	09/2014	41	4	1	(25)

Total Futures Contracts				$10,259	$608	$(2,053)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$83,600	$1,675	$267	$0	$(38)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		$239,700	$672	$(160)	$0	$(75)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		1,020,000	(3,124)	(2,860)	0	(358)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		463,600	618	(496)	0	(172)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		81,500	(1,599)	(633)	0	(39)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		160,900	(3,712)	(3,026)	0	(174)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		95,950	3,814	1,818	0	(147)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		255,600	(5,417)	8,871	277	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		23,700	(944)	(805)	0	(40)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		145,500	(5,256)	(3,884)	0	(260)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		36,700	1,292	1,488	47	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		4,900	(193)	(558)	0	(29)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		3,900	89	74	24	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	15,400	(566)	(715)	0	(45)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	135,900	(467)	(209)	1	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		269,000	(17,845)	(13,124)	299	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		26,800	(4,634)	(1,825)	0	(17)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	637,200	2,883	1,488	317	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		42,300	(3,353)	(2,314)	427	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	44,880,000	6,078	8,276	0	(281)

						$(31,664)	$(8,594)	$1,392	$(1,637)

Total Swap Agreements						$(29,989)	$(8,327)	$1,392	$(1,675)

(i)	Securities with an aggregate market value of $76,134 and cash of $1,875 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	308,244		$137,554	$0	$(1,954)
	07/2014	EUR	5,655		7,671	0	(73)
	07/2014	GBP	164,792		277,181	0	(4,845)
	07/2014	INR	332,584		5,600	73	0
	07/2014	THB	13,093		404	1	0
	07/2014		$139,619	BRL	308,244	281	(392)
	07/2014		2,811	JPY	285,700	10	0
	07/2014		139,605	NZD	160,374	811	0
	08/2014	EUR	41,457		$56,457	0	(318)
	08/2014	NZD	160,374		139,173	0	(809)
	08/2014		$14,528	AUD	15,484	37	0
	08/2014		14	BRL	32	0	0
	01/2015	BRL	33		$14	0	0
	09/2015		$1,350	CNY	8,289	0	(21)
BPS	07/2014	AUD	273,773		$252,775	0	(5,380)
	07/2014	BRL	201,932		91,478	265	(179)
	07/2014	INR	127,087		2,150	42	0
	07/2014	MXN	447,275		34,168	0	(257)
	07/2014		$90,210	BRL	201,932	1,182	0
	07/2014		2,092	EUR	1,543	21	0
	07/2014		3,946	INR	233,013	0	(81)
	08/2014	MXN	1,135,210		$85,379	0	(1,824)
	08/2014		$1,469	AUD	1,563	1	0
	08/2014		25,029	EUR	18,386	150	0
	08/2014		28,363	GBP	16,714	234	0
	09/2014	MXN	181,578		$13,861	0	(54)
	10/2014		872,672		66,343	0	(417)
BRC	07/2014	BRL	98,548		44,744	142	0
	07/2014	EUR	218,427		297,956	0	(1,136)
	07/2014	GBP	16,561		27,707	0	(635)
	07/2014	JPY	86,419,840		850,071	0	(2,995)
	07/2014	NZD	6,918		5,835	0	(222)
	07/2014		$43,808	BRL	98,548	793	0
	07/2014		10,119	CNY	62,856	59	0
	07/2014		5,556	INR	328,961	0	(101)
	08/2014	CHF	30,550		$34,146	0	(315)
	08/2014	DKK	3,624		677	11	0
	08/2014	EUR	3,675		5,002	0	(31)
	08/2014	SEK	360,408		55,449	1,534	0
	08/2014		$36,020	GBP	21,143	155	0
	08/2014		292	SEK	1,965	2	0
	09/2015		4,119	CNY	25,039	0	(105)
CBK	07/2014	BRL	189,778		$85,865	228	(255)
	07/2014	EUR	5,022		6,822	2	(56)
	07/2014	HKD	17,093		2,205	0	0
	07/2014	INR	112,190		1,890	31	0
	07/2014	MXN	74,130		5,687	0	(19)
	07/2014	TWD	44,928		1,487	0	(18)
	07/2014		$84,754	BRL	189,778	1,137	0
	07/2014		8,672	CNY	53,877	51	0
	07/2014		2,672	EUR	1,954	4	0
	07/2014		2,205	HKD	17,093	0	0
	07/2014		458,883	JPY	46,530,717	430	0
	07/2014		7,503	MXN	97,919	33	0
	08/2014	CHF	4,396		$4,907	0	(52)
	08/2014	INR	268,009		4,481	53	0
	08/2014	JPY	46,530,717		458,985	0	(445)
	10/2014	BRL	61,650		26,480	0	(706)
	10/2014	ZAR	17,156		1,570	0	(15)
	09/2015		$16,146	CNY	97,612	0	(495)
DUB	07/2014	BRL	2,504		$1,137	4	0
	07/2014	CNY	16,198		2,617	0	(5)
	07/2014	EUR	1,218,517		1,659,580	0	(8,936)
	07/2014	JPY	3,460,300		33,911	0	(246)
	07/2014	MXN	86,560		6,655	0	(7)
	07/2014		$258,234	AUD	273,773	0	(80)
	07/2014		1,110	BRL	2,504	23	0
	07/2014		23,428	DKK	128,333	142	0
	07/2014		698,015	EUR	513,586	5,238	0
	07/2014		251,554	GBP	147,993	1,722	0
	07/2014		865,544	JPY	87,800,180	1,148	0
	08/2014	AUD	273,773		$257,605	78	0
	08/2014	EUR	512,581		696,733	0	(5,234)
	08/2014	GBP	123,259		209,426	0	(1,464)
	08/2014	JPY	87,800,180		865,736	0	(1,174)
	08/2014	NOK	45,709		7,705	264	0
	08/2014		$24,738	AUD	26,404	100	0
	08/2014		1,572	JPY	160,200	10	0
	08/2014		172	RUB	6,044	4	0
	10/2014	DKK	128,333		$23,440	0	(142)
	12/2014	MXN	55,796		4,243	0	(9)
FBF	07/2014	BRL	155,087		69,331	0	(860)
	07/2014	JPY	43,936,457		431,933	0	(1,772)
	07/2014		$70,039	BRL	155,087	301	(149)
	07/2014		1,679,581	EUR	1,231,274	6,403	0
	07/2014		13,669	INR	810,162	0	(232)
	08/2014	EUR	1,231,274		$1,679,802	0	(6,397)
	08/2014		$27	BRL	62	1	0
	08/2014		568	INR	34,593	3	0
	10/2014	BRL	58,917		$25,436	0	(545)
	12/2014	MXN	492,589		37,445	0	(114)
	01/2015	BRL	64		27	0	(1)
GLM	07/2014		87,954		39,559	84	(333)
	07/2014	MXN	87,513		6,704	0	(32)
	07/2014	NZD	2,623		2,212	0	(85)
	07/2014		$39,007	BRL	87,954	800	0
	07/2014		5,862	EUR	4,296	20	0
	07/2014		16,343	INR	977,647	0	(117)
	08/2014	MXN	1,869,275		$141,990	0	(1,566)
	08/2014		$25,714	GBP	15,105	130	0
	09/2014	CAD	2,013		$1,879	0	(3)
	09/2014	MXN	274,482		20,996	2	(51)
	10/2014	BRL	92,487		39,928	0	(856)
	10/2014	MXN	624,114		47,461	0	(293)
	11/2014		77,992		5,926	0	(32)
	02/2015		762,251		57,041	10	(876)
HUS	07/2014	EUR	600,387		816,499	0	(5,611)
	07/2014		$27,244	INR	1,606,034	0	(606)
	07/2014		1,857	MXN	24,231	8	0
	08/2014	BRL	170		$71	0	(5)
	10/2014		115,145		49,717	0	(1,058)
JPM	07/2014		224,417		100,253	0	(1,316)
	07/2014	CNY	341,664		55,138	0	(182)
	07/2014	EUR	73,656		100,259	0	(598)
	07/2014	GBP	22,242		37,656	0	(410)
	07/2014	TRY	3,474		1,630	0	(5)
	07/2014		$100,299	BRL	224,417	1,380	(110)
	07/2014		560,159	EUR	412,040	4,047	0
	07/2014		101,302	GBP	59,712	889	0
	07/2014		123,609	INR	7,374,964	0	(1,286)
	07/2014		403	THB	13,093	0	0
	08/2014	CHF	26,595		$29,566	0	(434)
	08/2014	EUR	404,819		550,417	0	(3,972)
	08/2014		$99,341	BRL	224,417	1,278	0
	08/2014		11,873	INR	708,180	0	(166)
	09/2014	MXN	212,088		$16,316	60	0
	09/2015		$3,907	CNY	23,610	0	(121)
MSC	07/2014	BRL	29,423		$13,016	0	(300)
	07/2014	JPY	800,000		7,865	0	(32)
	07/2014		$13,359	BRL	29,423	0	(42)
	07/2014		2,697	INR	158,934	0	(61)
	08/2014	INR	268,009		$4,481	53	0
	09/2015		$1,300	CNY	7,998	0	(18)
RBC	07/2014	EUR	43,029		$58,508	0	(411)
	07/2014	GBP	4,110		6,890	0	(143)
	08/2014		$3,049	JPY	308,900	1	0
	09/2014	CAD	126,913		$116,746	0	(1,966)
	12/2014	MXN	404,534		30,789	0	(56)
UAG	07/2014	BRL	19,725		8,800	0	(127)
	07/2014	DKK	128,411		23,684	100	0
	07/2014	INR	553,237		9,219	84	(41)
	07/2014	MXN	79,570		6,096	0	(28)
	07/2014	NZD	150,833		128,630	0	(3,432)
	07/2014		$8,956	BRL	19,725	0	(28)
	07/2014		12,384	CNY	76,934	74	(1)
	07/2014		5,319	INR	315,948	0	(79)
	07/2014		8,563	MXN	112,482	94	0
	08/2014	INR	173,000		$2,910	45	0
	08/2014		$7,351	NOK	43,880	0	(209)
	06/2015	CNY	2,079		$334	0	0

Total Forward Foreign Currency Contracts						$32,373	$(78,670)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$37,000	$2,984	$2,313
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,100	1,581	1,194

							$4,565	$3,507

Total Purchased Options							$4,565	$3,507

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$156,000	$(2,964)	$(2,390)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	80,200	(1,512)	(1,229)

							$(4,476)	$(3,619)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	46,100	$(128)	$(43)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$22,700	$(633)	$(547)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	26,300	(192)	(181)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	46,500	(2,568)	(1,891)
	Put - OTC USD versus JPY		80.000	02/28/2019	26,500	(1,304)	(1,091)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	5,800	(19)	(22)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	34,700	(867)	(667)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	9,200	(61)	(43)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	23,700	(565)	(340)
	Put - OTC USD versus JPY		94.750	04/21/2016	31,000	(930)	(788)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	14,200	(319)	(267)
	Call - OTC USD versus BRL		2.600	03/11/2015	22,500	(403)	(345)
	Call - OTC USD versus BRL		2.740	06/08/2015	32,500	(731)	(594)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	6,300	(40)	(36)
	Call - OTC USD versus INR		61.300	08/14/2014	23,900	(205)	(121)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	15,900	(382)	(333)
	Put - OTC USD versus ZAR	ZAR	10.570	07/17/2014	24,600	(116)	(110)
	Put - OTC USD versus ZAR		10.610	07/17/2014	38,900	(197)	(231)
	Put - OTC USD versus ZAR		10.530	07/21/2014	4,000	(13)	(15)
DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	34,500	(807)	(689)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	38,600	(205)	(209)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	9,800	(125)	(148)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	32,000	(262)	(75)
	Call - OTC USD versus BRL		2.650	05/29/2015	12,600	(372)	(278)
	Call - OTC USD versus BRL		2.710	06/02/2015	17,900	(542)	(342)
	Call - OTC USD versus BRL		2.650	06/08/2015	52,000	(1,560)	(1,203)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	28,800	(649)	(413)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	58,000	(325)	(497)
	Put - OTC USD versus ZAR		10.640	07/17/2014	40,900	(221)	(296)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	15,200	(188)	(229)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	62,045	(1,572)	(890)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	10,900	(325)	(252)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	10,100	(89)	(51)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	35,200	(962)	(869)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	9,700	(60)	(57)

						$(17,809)	$(14,120)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(4)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	7,100	(70)	(4)

						$(152)	$(8)

Total Written Options						$(22,565)	$(17,790)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250%	)	03/20/2019	0.639%	$4,000	$0	$(114)	$0	$(114)
	Computer Sciences Corp.	(1.060%	)	03/20/2018	0.479%	4,000	0	(87)	0	(87)
BRC	CNA Financial Corp.	(1.390%	)	12/20/2014	0.111%	3,000	0	(20)	0	(20)
	Hanson Building Materials, Inc.	(5.000%	)	09/20/2016	0.208%	1,000	485	(593)	0	(108)
	Hanson Ltd.	(1.000%	)	09/20/2016	0.208%	1,000	243	(261)	0	(18)
DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.133%	1,600	11	(34)	0	(23)
	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	1,600	0	(22)	0	(22)
	Spectra Energy Capital LLC	(0.860%	)	06/20/2018	0.454%	5,000	0	(81)	0	(81)
UAG	Avnet, Inc.	(1.530%	)	09/20/2016	0.237%	1,550	0	(45)	0	(45)

							$739	$(1,257)	$0	$(518)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$3,600	$(127)	$77	$0	$(50)
	Italy Government International Bond	1.000%	06/20/2019	0.919%		1,200	(26)	31	5	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%		34,400	593	419	1,012	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		16,400	(1,159)	678	0	(481)
BPS	Russia Government International Bond	1.000%	03/20/2019	1.662%		6,500	(469)	279	0	(190)
BRC	China Government International Bond	1.000%	03/20/2019	0.676%		3,500	(5)	58	53	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		6,800	(397)	197	0	(200)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		5,100	(212)	141	0	(71)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		6,000	(115)	147	32	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		10,300	(662)	360	0	(302)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		3,900	(320)	190	0	(130)
	Russia Government International Bond	1.000%	09/20/2019	1.767%		21,700	(761)	(45)	0	(806)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		20,900	(832)	539	0	(293)
	China Government International Bond	1.000%	03/20/2019	0.676%		8,300	4	122	126	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		75,800	(1,562)	1,974	412	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		12,000	(122)	172	50	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%		14,000	248	163	411	0
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		13,100	(589)	406	0	(183)
	Japan Government International Bond	1.000%	06/20/2018	0.259%		55,500	1,030	603	1,633	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		15,800	(945)	482	0	(463)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		7,500	(338)	89	0	(249)
HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%		12,000	(216)	3	0	(213)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		24,600	(473)	607	134	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		7,900	(523)	292	0	(231)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		3,500	(156)	40	0	(116)
	Russia Government International Bond	1.000%	09/20/2019	1.767%		9,600	(341)	(16)	0	(357)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		16,400	(802)	572	0	(230)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		9,500	(211)	43	0	(168)
	China Government International Bond	1.000%	03/20/2019	0.676%		5,800	20	68	88	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	6,800	71	3	74	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$51,900	(2,502)	1,775	0	(727)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		19,200	(435)	94	0	(341)
	China Government International Bond	1.000%	03/20/2019	0.676%		8,300	11	115	126	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		6,400	(123)	158	35	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%		12,500	245	123	368	0

							$(12,201)	$10,959	$4,559	$(5,801)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$7,140	$(25)	$0	$0	$(25)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	7,327	(28)	2	0	(26)

					$(53)	$2	$0	$(51)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums (Received)	Unrealized Appreciation	Asset	Liability
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	02/10/2016	$11,220	JP	Y 920,000	$(3)	$2,182	$2,179	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.470%	01/02/2017	BRL	129,700	$135	$(693)	$0	$(558)
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	11,700	(3)	2	0	(1)
BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017	BRL	90,700	94	(485)	0	(391)
	Receive	1-Year BRL-CDI	12.560%	01/04/2021		10,400	(61)	(47)	0	(108)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	243,300	(160)	1,313	1,153	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		146,200	(142)	834	692	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		91,300	(1)	178	177	0
DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		105,900	(26)	528	502	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		94,000	434	126	560	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		98,000	(2)	59	57	0
GLM	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	25,500	(135)	(131)	0	(266)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	396,200	(80)	1,957	1,877	0
HUS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		202,800	0	961	961	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		117,000	570	126	696	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		29,900	(9)	7	0	(2)

							$614	$4,735	$6,675	$(1,326)

Total Swap Agreements							$(10,904)	$16,621	$13,413	$(7,696)

(k)	Securities with an aggregate market value of $39,097 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$88,354	$0	$88,354
Mortgage-Backed Securities	0	3,848	0	3,848
Sovereign Issues	0	31,955	0	31,955
Belgium
Sovereign Issues	0	5,085	0	5,085
Brazil
Corporate Bonds & Notes	0	56,044	0	56,044
Sovereign Issues	0	49,587	0	49,587
Canada
Corporate Bonds & Notes	0	9,932	0	9,932
Sovereign Issues	0	111,839	0	111,839
Cayman Islands
Asset-Backed Securities	0	42,633	0	42,633
China
Corporate Bonds & Notes	0	30,246	0	30,246
Sovereign Issues	0	2,190	335	2,525
Denmark
Corporate Bonds & Notes	0	24,187	0	24,187
France
Asset-Backed Securities	0	108	0	108
Corporate Bonds & Notes	0	46,180	0	46,180
Sovereign Issues	0	758,486	0	758,486
Germany
Corporate Bonds & Notes	0	111,555	0	111,555
Sovereign Issues	0	130,758	0	130,758
Greece
Corporate Bonds & Notes	0	6,193	0	6,193
Guernsey, Channel Islands
Corporate Bonds & Notes	0	28,745	0	28,745
Ireland
Asset-Backed Securities	0	4,785	0	4,785
Corporate Bonds & Notes	0	5,110	0	5,110
Mortgage-Backed Securities	0	2,972	0	2,972
Italy
Asset-Backed Securities	0	21,906	0	21,906
Corporate Bonds & Notes	0	13,442	0	13,442
Mortgage-Backed Securities	0	35,905	0	35,905
Sovereign Issues	0	597,944	0	597,944
Japan
Sovereign Issues	0	876,297	0	876,297
Jersey, Channel Islands
Corporate Bonds & Notes	0	7,688	0	7,688
Luxembourg
Asset-Backed Securities	0	5,029	0	5,029
Corporate Bonds & Notes	0	24,443	0	24,443
Mexico
Sovereign Issues	0	274,733	0	274,733
Netherlands
Asset-Backed Securities	0	11,118	0	11,118
Corporate Bonds & Notes	0	31,077	0	31,077
Mortgage-Backed Securities	0	1,358	0	1,358
New Zealand
Sovereign Issues	0	139,692	0	139,692
Norway
Corporate Bonds & Notes	0	45,136	0	45,136
Slovenia
Sovereign Issues	0	84,296	0	84,296
Spain
Corporate Bonds & Notes	0	5,004	0	5,004
Sovereign Issues	0	922,666	0	922,666
Supranational
Corporate Bonds & Notes	0	117,004	0	117,004
Sweden
Corporate Bonds & Notes	0	36,929	0	36,929
Sovereign Issues	0	16,388	0	16,388
United Kingdom
Bank Loan Obligations	0	12,169	0	12,169
Corporate Bonds & Notes	0	77,767	0	77,767
Mortgage-Backed Securities	0	231,505	0	231,505
Sovereign Issues	0	250,546	0	250,546
United States
Asset-Backed Securities	0	58,663	0	58,663
Bank Loan Obligations	0	3,662	0	3,662
Corporate Bonds & Notes	0	96,784	17,461	114,245
Mortgage-Backed Securities	0	305,634	0	305,634
Municipal Bonds & Notes	0	15,010	0	15,010
Preferred Securities	489	0	0	489
U.S. Government Agencies	0	558,290	0	558,290
U.S. Treasury Obligations	0	105,455	0	105,455
Short-Term Instruments
Certificates of Deposit	0	105,858	0	105,858
Commercial Paper	0	14,984	0	14,984
Repurchase Agreements	0	112,918	0	112,918
Greece Treasury Bills	0	20,612	0	20,612
Mexico Treasury Bills	0	279,657	0	279,657
Slovenia Treasury Bills	0	8,472	0	8,472
U.S. Treasury Bills	0	44,560	0	44,560
	$489	$7,121,393	$17,796	$7,139,678

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$420,160	$0	$0	$420,160

Total Investments	$420,649	$7,121,393	$17,796	$7,559,838

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(683,336)	$0	$(683,336)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	608	1,392	0	2,000
Over the counter	0	49,293	0	49,293
	$608	$50,685	$0	$51,293

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,053)	(1,675)	0	(3,728)
Over the counter	0	(104,148)	(8)	(104,156)

	$(2,053)	$(105,823)	$(8)	$(107,884)

Totals	$419,204	$6,382,919	$17,788	$6,819,911

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7%
AUSTRALIA 1.5%
CORPORATE BONDS & NOTES 0.2%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$3,300	$3,324
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,222

			4,546

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.367% due 02/21/2038		1,249	1,237
3.075% due 08/22/2037	AUD	2,250	2,117
Superannuation Members Home Loan Securitisation Fund
4.155% due 09/09/2041		178	170

			3,524

SOVEREIGN ISSUES 1.2%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,432
6.000% due 03/01/2022		11,000	12,019
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		12,400	15,939

			31,390

Total Australia (Cost $39,043)			39,460

BELGIUM 0.3%
SOVEREIGN ISSUES 0.3%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,543

Total Belgium (Cost $8,450)			8,543

BRAZIL 1.6%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
2.592% due 03/17/2017		$5,200	5,275
3.250% due 03/17/2017		7,200	7,387
Petrobras International Finance Co.
7.875% due 03/15/2019		6,500	7,610

			20,272

SOVEREIGN ISSUES 0.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	25,700	10,657
10.000% due 01/01/2025		24,000	9,508

			20,165

Total Brazil (Cost $38,958)			40,437

CANADA 2.9%
CORPORATE BONDS & NOTES 0.6%
Caisse Centrale Desjardins
2.550% due 03/24/2016		$4,700	4,860
National Bank of Canada
2.200% due 10/19/2016		10,300	10,641

			15,501

SOVEREIGN ISSUES 2.3%
Canada Government International Bond
1.500% due 12/01/2044 (c)	CAD	217	240
Province of British Columbia
4.300% due 06/18/2042		3,100	3,292
Province of Ontario
2.100% due 09/08/2018		9,300	8,812

2.450% due 06/29/2022		$6,600	6,450
3.150% due 06/02/2022	CAD	25,100	24,211
Province of Quebec
3.500% due 12/01/2022		5,000	4,918
4.250% due 12/01/2021		10,000	10,378
5.000% due 12/01/2038		3,200	3,579
5.000% due 12/01/2041		100	113

			61,993

Total Canada (Cost $78,492)			77,494

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
BlackRock Senior Income
0.468% due 04/20/2019		$900	891
Galaxy CLO Ltd.
0.469% due 04/25/2019		1,016	1,013
Hillmark Funding
0.477% due 05/21/2021		7,429	7,343
ING Investment Management CLO Ltd.
0.497% due 12/01/2017		361	357
Lafayette CLO Ltd.
1.630% due 09/06/2022		72	72
Octagon Investment Partners Ltd.
0.529% due 11/28/2018		512	510
Pacifica CDO Corp.
0.488% due 01/26/2020		319	318
Stone Tower CLO Ltd.
0.456% due 04/17/2021		700	688

Total Cayman Islands (Cost $10,846)			11,192

DENMARK 0.9%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	34,100	6,314
Realkredit Danmark A/S
1.360% due 01/01/2038		1,267	243
2.000% due 01/01/2015		22,800	4,224

			10,781

SOVEREIGN ISSUES 0.5%
Denmark Government Bond
3.000% due 11/15/2021		59,100	12,468

Total Denmark (Cost $21,473)			23,249

FRANCE 8.9%
CORPORATE BONDS & NOTES 1.4%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,900	2,713
BPCE S.A.
0.862% due 06/17/2017		$10,200	10,204
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		13,300	13,620
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		9,600	9,602

			36,139

SOVEREIGN ISSUES 7.5%
France Government Bond
1.000% due 05/25/2018 (g)	EUR	88,800	124,726
3.250% due 05/25/2045 (g)		14,400	21,956
3.500% due 04/25/2026 (g)		7,200	11,539
4.000% due 10/25/2038 (g)		11,200	19,286
4.500% due 04/25/2041 (g)		8,600	16,047
4.750% due 04/25/2035		2,700	5,071

			198,625

Total France (Cost $218,890)			234,764

GERMANY 6.4%
CORPORATE BONDS & NOTES 4.3%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	26,100	41,621

KFW
5.500% due 02/09/2022	AUD	13,600	14,129
6.250% due 05/19/2021		19,000	20,488
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		25,500	26,360
5.500% due 03/29/2022		10,100	10,505

			113,103

SOVEREIGN ISSUES 2.1%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	5,606	7,939
0.750% due 04/15/2018 (c)		14,812	21,363
2.500% due 08/15/2046		5,200	7,626
4.000% due 01/04/2037		10,700	19,538

			56,466

Total Germany (Cost $164,599)			169,569

GREECE 0.4%
CORPORATE BONDS & NOTES 0.4%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	7,150	10,064

Total Greece (Cost $9,987)			10,064

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.677% due 04/11/2021	EUR	1,836	2,495

CORPORATE BONDS & NOTES 0.4%
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (d)		200	277
Depfa ACS Bank
4.375% due 01/15/2015		2,900	4,054
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		1,000	1,679
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$3,500	4,015

			10,025

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.276% due 07/15/2048	EUR	1,370	1,697

Total Ireland (Cost $13,126)			14,217

ITALY 13.5%
CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$6,500	6,684
3.625% due 08/12/2015		1,200	1,226

			7,910

SOVEREIGN ISSUES 13.2%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	5,710	8,136
4.500% due 05/01/2023		48,700	76,736
4.500% due 03/01/2024		9,200	14,496
4.750% due 09/01/2021		5,400	8,708
4.750% due 09/01/2028		7,700	12,256
5.500% due 09/01/2022		71,600	120,469
5.500% due 11/01/2022		64,500	108,367

			349,168

Total Italy (Cost $347,714)			357,078

JAPAN 3.3%
SOVEREIGN ISSUES 3.3%
Japan Government International Bond
1.600% due 03/20/2033	JPY	5,782,000	59,759
1.700% due 09/20/2032		2,690,000	28,377

Total Japan (Cost $87,763)			88,136

LUXEMBOURG 0.7%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.614% due 06/04/2024	EUR	2,518	3,397

CORPORATE BONDS & NOTES 0.6%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015		5,500	7,755
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		$400	377
5.999% due 01/23/2021		2,100	2,250
6.510% due 03/07/2022		1,000	1,089
9.250% due 04/23/2019		2,800	3,412

			14,883

Total Luxembourg (Cost $17,332)			18,280

MEXICO 4.7%
SOVEREIGN ISSUES 4.7%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	54,610
7.750% due 05/29/2031	MXN	277,130	24,480
7.750% due 11/23/2034		41,200	3,656
8.000% due 12/07/2023		180,000	16,237
8.500% due 11/18/2038		60,000	5,660
10.000% due 12/05/2024		183,100	18,880

Total Mexico (Cost $135,848)			123,523

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.4%
Chapel BV
0.981% due 11/17/2064	EUR	783	997
Euro-Galaxy CLO BV
0.568% due 10/23/2021		4,622	6,282
Eurocredit CDO BV
0.714% due 02/22/2020		850	1,163
Grosvenor Place CLO BV
0.577% due 07/20/2021		347	475
0.788% due 07/20/2021	GBP	575	986
Jubilee CDO BV
0.818% due 10/15/2019	EUR	421	575

			10,478

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018 (g)		$10,000	10,015
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,878

			12,893

Total Netherlands (Cost $22,428)			23,371

NEW ZEALAND 2.4%
SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	39,500	35,933
6.000% due 12/15/2017		7,200	6,713
6.000% due 05/15/2021		12,700	12,258
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		10,600	9,013

Total New Zealand (Cost $59,996)			63,917

NORWAY 1.7%
CORPORATE BONDS & NOTES 1.6%
DNB Boligkreditt A/S
2.900% due 03/29/2017		$10,000	10,392
Eksportfinans ASA
0.890% due 06/16/2015	JPY	300,000	2,889
1.570% due 02/14/2018		500,000	4,620
2.000% due 09/15/2015		$6,500	6,510

3.000% due 11/17/2014		15,769	15,885
5.500% due 05/25/2016		1,200	1,281

			41,577

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,829

Total Norway (Cost $43,458)			43,406

SLOVENIA 3.9%
SOVEREIGN ISSUES 3.9%
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	1,300	1,810
4.375% due 01/18/2021		3,600	5,519
4.700% due 11/01/2016		55,100	81,800
5.250% due 02/18/2024		$8,600	9,288
5.500% due 10/26/2022		200	220
5.850% due 05/10/2023		4,600	5,187

Total Slovenia (Cost $100,393)			103,824

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	612
8.250% due 09/15/2017		100	10

Total South Africa (Cost $831)			622

SPAIN 13.2%
CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,582

SOVEREIGN ISSUES 13.0%
Instituto de Credito Oficial
4.000% due 12/08/2014	GBP	4,000	6,934
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	11,000	17,770
Spain Government International Bond
3.800% due 04/30/2024		27,100	40,695
4.000% due 03/06/2018		$4,800	5,149
4.400% due 10/31/2023	EUR	31,700	49,900
4.850% due 10/31/2020		15,000	24,457
5.400% due 01/31/2023		83,800	141,062
5.850% due 01/31/2022		16,800	28,973
Xunta de Galicia
6.131% due 04/03/2018		14,400	23,152
6.964% due 12/28/2017		3,000	4,881

			342,973

Total Spain (Cost $321,740)			348,555

SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
African Development Bank
5.250% due 03/23/2022	AUD	4,100	4,184
European Union
3.375% due 04/04/2032	EUR	17,900	29,160
3.500% due 06/04/2021		500	801
Inter-American Development Bank
6.000% due 02/26/2021	AUD	5,500	5,855

Total Supranational (Cost $35,048)			40,000

SWEDEN 1.3%
CORPORATE BONDS & NOTES 0.9%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	5,813
Stadshypotek AB
3.000% due 03/21/2018		41,000	6,517
4.250% due 10/10/2017	AUD	1,200	1,154
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	2,803

Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	6,623

			22,910

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	11,718

Total Sweden (Cost $34,221)			34,628

THAILAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Thai Oil PCL
3.625% due 01/23/2023		$900	864

Total Thailand (Cost $896)			864

UNITED KINGDOM 6.8%
BANK LOAN OBLIGATIONS 0.4%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$10,700	10,673

CORPORATE BONDS & NOTES 2.9%
Barclays Bank PLC
2.250% due 05/10/2017		17,800	18,371
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	17,700	25,973
HBOS PLC
0.934% due 09/30/2016		$2,100	2,095
5.374% due 06/30/2021	EUR	1,500	2,298
6.750% due 05/21/2018		$1,800	2,077
LBG Capital PLC
8.000% due 06/15/2020 (d)		200	222
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		6,000	8,760
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		317	338
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	5,700	5,979
Royal Bank of Scotland PLC
3.457% due 02/17/2017	AUD	2,100	1,873
3.548% due 10/27/2014		900	847
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,117
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		4,900	5,206
5.500% due 01/15/2021	GBP	700	1,250

			76,406

MORTGAGE-BACKED SECURITIES 0.3%
EuroMASTR PLC
0.758% due 06/15/2040		450	716
Granite Mortgages PLC
0.874% due 06/20/2044		341	584
Mall Funding PLC
1.208% due 04/22/2017		2,512	4,294
Paragon Mortgages PLC
0.885% due 05/15/2041		580	950
Preferred Residential Securities PLC
1.308% due 12/15/2042		795	1,285
RMAC Securities PLC
0.380% due 06/12/2044		$391	369
Southern Pacific Financing PLC
1.134% due 12/10/2042	GBP	456	730
Windermere CMBS PLC
0.803% due 04/24/2017		67	115

			9,043

SOVEREIGN ISSUES 3.2%
United Kingdom Gilt
3.250% due 01/22/2044 (g)		44,400	73,547
4.250% due 03/07/2036		1,500	2,929
4.750% due 12/07/2030		2,000	4,119
4.750% due 12/07/2038		2,100	4,433

			85,028

Total United Kingdom (Cost $161,812)			181,150

UNITED STATES 20.9%
ASSET-BACKED SECURITIES 1.3%
ACE Securities Corp. Home Equity Loan Trust
0.622% due 10/25/2035	$2,000	1,689
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.022% due 07/25/2034	794	709
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	8	7
0.852% due 10/25/2031	3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.970% due 02/25/2034	470	436
Bear Stearns Asset-Backed Securities Trust
0.402% due 08/25/2020 ^	543	411
0.552% due 09/25/2046	1,693	1,459
Carrington Mortgage Loan Trust
0.472% due 10/25/2035	23	23
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033	36	34
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045	1,840	1,656
0.222% due 05/25/2037	246	212
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	133	136
6.681% due 12/01/2033	31	32
Countrywide Asset-Backed Certificates
0.332% due 08/25/2036	1,042	1,019
0.332% due 09/25/2036	142	139
0.492% due 12/25/2036 ^	142	84
0.632% due 12/25/2031	11	8
1.127% due 06/25/2035	500	493
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037	260	169
Home Equity Asset Trust
0.750% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	448	107
Lehman XS Trust
0.300% due 04/25/2037 ^	1,721	1,260
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037	211	59
0.272% due 02/25/2037	57	27
0.652% due 06/25/2036	946	871
Morgan Stanley ABS Capital, Inc. Trust
0.202% due 07/25/2036	125	60
1.097% due 06/25/2034	1,529	1,443
Morgan Stanley Home Equity Loan Trust
0.502% due 04/25/2037	1,910	1,190
Morgan Stanley Mortgage Loan Trust
0.222% due 01/25/2047	9	9
0.512% due 04/25/2037	626	355
5.919% due 09/25/2046 ^	2,172	1,262
People’s Choice Home Loan Securities Trust
1.500% due 01/25/2035	2,000	1,613
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^	669	645
0.462% due 06/25/2047 ^	1,769	1,117
RAAC Trust
1.352% due 09/25/2047	4,972	4,910
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	471	458
Residential Asset Mortgage Products Trust
0.662% due 06/25/2035	2,000	1,928
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^	27	24
Securitized Asset-Backed Receivables LLC Trust
0.202% due 12/25/2036	49	27
0.212% due 12/25/2036 ^	38	14
0.282% due 05/25/2037 ^	678	482
Soundview Home Loan Trust
0.212% due 11/25/2036	40	16
0.282% due 12/25/2036	1,618	1,555
0.402% due 08/25/2037	3,000	2,002
Structured Asset Investment Loan Trust
0.512% due 10/25/2035	1,123	1,090
0.872% due 05/25/2035	3,522	3,037
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035	409	399
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	6	6
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036	63	29

		34,717

BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems US Holdings, Inc.
4.000% due 02/01/2020		1,980	1,984

CORPORATE BONDS & NOTES 2.9%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		5,000	5,002
4.625% due 06/26/2015		2,100	2,171
8.300% due 02/12/2015		3,000	3,131
AutoZone, Inc.
7.125% due 08/01/2018		400	477
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	346
Avnet, Inc.
6.625% due 09/15/2016		500	554
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,208
Bank of America Corp.
1.300% due 03/22/2018		$9,700	9,834
3.929% due 10/21/2025	MXN	20,000	1,723
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,979
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,107
6.000% due 06/15/2017		1,000	1,125
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,105
CIT Group, Inc.
4.750% due 02/15/2015		100	102
Citigroup, Inc.
5.500% due 10/15/2014		220	223
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,403
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,230
HJ Heinz Co.
4.250% due 10/15/2020		6,000	6,045
International Lease Finance Corp.
6.500% due 09/01/2014		7,000	7,061
6.750% due 09/01/2016		300	333
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		14,600	2,938
Masco Corp.
6.125% due 10/03/2016		8,200	9,071
Maytag Corp.
5.000% due 05/15/2015		2,200	2,278
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,662
Simon Property Group LP
6.125% due 05/30/2018		1,900	2,212
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,149
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,119

			75,588

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		376	345
3.114% due 07/25/2035		606	589
American Home Mortgage Assets Trust
0.342% due 09/25/2046		1,755	1,289
0.382% due 09/25/2046 ^		81	4
American Home Mortgage Investment Trust
1.822% due 09/25/2045		622	604
Banc of America Funding Corp.
2.734% due 10/20/2046 ^		1,520	1,151
2.830% due 11/20/2034		1,359	1,322
2.938% due 01/20/2047 ^		365	286
5.500% due 09/25/2035		3,526	3,662
5.750% due 11/25/2035		1,281	1,346
6.000% due 08/25/2036 ^		501	502
Banc of America Mortgage Trust
2.718% due 07/25/2035		204	191
2.767% due 09/25/2035		570	545
5.500% due 11/25/2035		503	499

BCAP LLC Trust
0.891% due 01/26/2047	1,353	1,191
2.466% due 02/26/2036	540	528
5.250% due 02/26/2036	2,323	2,171
5.250% due 08/26/2037	2,366	2,479
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	314	319
2.344% due 02/25/2033	9	8
2.483% due 05/25/2034	197	186
2.498% due 05/25/2033	129	131
2.528% due 10/25/2033	234	237
2.654% due 05/25/2034	705	685
2.663% due 10/25/2035	29	29
2.744% due 11/25/2034	1,397	1,280
2.771% due 02/25/2034	39	39
2.904% due 02/25/2036 ^	715	570
5.151% due 08/25/2035	54	54
Bear Stearns Alt-A Trust
2.524% due 08/25/2036 ^	124	92
2.562% due 11/25/2035 ^	110	87
2.648% due 11/25/2036	2,297	1,627
2.699% due 08/25/2036 ^	2,239	1,708
4.382% due 11/25/2036 ^	911	700
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	248	207
Bella Vista Mortgage Trust
0.403% due 05/20/2045	62	51
Chase Mortgage Finance Trust
2.602% due 02/25/2037	1,154	1,191
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	395	410
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	11,200	11,241
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	1,039	1,049
2.280% due 09/25/2035	1,112	1,117
2.610% due 08/25/2035	673	667
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	879	890
Commercial Mortgage Trust
0.674% due 03/10/2046 (a)	12,000	526
1.929% due 01/10/2046 (a)	19,621	1,808
Countrywide Alternative Loan Trust
0.312% due 02/25/2047	750	662
0.322% due 05/25/2047	717	633
0.352% due 05/25/2036	91	75
0.352% due 06/25/2037	2,130	1,907
0.362% due 05/25/2035	2,043	1,727
0.362% due 07/25/2046	1,881	1,605
0.363% due 03/20/2046	113	88
0.402% due 09/25/2046 ^	1,597	457
0.412% due 07/25/2046 ^	1,022	457
0.432% due 12/25/2035	58	52
0.433% due 09/20/2046	1,369	433
0.502% due 05/25/2037 ^	1,045	697
0.552% due 06/25/2036 ^	643	423
0.572% due 12/25/2035	412	237
1.523% due 08/25/2035	738	674
1.623% due 11/25/2035	892	711
2.163% due 11/25/2035	635	519
5.250% due 06/25/2035 ^	426	395
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	2,948	2,528
6.250% due 08/25/2037 ^	879	728
6.500% due 08/25/2032	654	662
Countrywide Home Loan Mortgage Pass-Through Trust
0.352% due 04/25/2046	2,166	1,749
0.372% due 05/25/2035	975	717
0.442% due 04/25/2035	163	134
0.472% due 03/25/2035	2,310	1,816
0.482% due 02/25/2035	319	301
0.492% due 02/25/2035	142	129
0.492% due 03/25/2036	603	333
2.417% due 02/20/2036	1,073	996
2.498% due 11/25/2034	90	86
2.532% due 04/20/2036 ^	524	432
2.610% due 08/25/2034	102	90
2.665% due 11/19/2033	21	21
2.666% due 09/25/2047 ^	1,512	1,360
2.747% due 08/25/2034	201	180
4.780% due 11/20/2034	1,823	1,755
5.027% due 01/20/2035	282	278
Credit Suisse First Boston Mortgage Securities Corp.
1.302% due 03/25/2034 ^	168	152
2.244% due 07/25/2033	46	47
6.000% due 12/25/2035	500	499

Credit Suisse Mortgage Capital Certificates
5.921% due 12/16/2049	5,651	5,994
6.500% due 07/26/2036	877	518
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	15,100	253
1.551% due 11/10/2046 (a)	36,923	1,111
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	1,036	891
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^	136	85
6.300% due 07/25/2036 ^	891	653
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035	1,043	1,061
Extended Stay America Trust
1.213% due 12/05/2031 (a)	34,000	607
First Horizon Alternative Mortgage Securities Trust
2.206% due 08/25/2035	1,651	1,485
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	393	373
5.000% due 10/25/2020	101	102
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034	70	68
Greenpoint Mortgage Funding Trust
0.332% due 01/25/2037	1,472	1,105
0.352% due 12/25/2046 ^	1,185	655
0.362% due 04/25/2036	836	645
0.372% due 06/25/2045	429	389
0.422% due 11/25/2045	90	72
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	148	146
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,244
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)	65,000	1,660
GS Mortgage Securities Trust
1.896% due 02/10/2046 (a)	19,587	2,019
2.537% due 11/10/2045 (a)	25,473	3,257
GSR Mortgage Loan Trust
0.412% due 08/25/2046	851	251
1.850% due 03/25/2033	213	212
2.613% due 05/25/2035	460	431
2.657% due 09/25/2035	533	539
HarborView Mortgage Loan Trust
0.343% due 07/21/2036	1,305	1,067
0.345% due 09/19/2037	1,529	1,246
0.395% due 03/19/2036	232	172
0.435% due 02/19/2036	762	602
0.465% due 11/19/2035	1,306	1,166
0.505% due 01/19/2035	90	70
0.895% due 02/19/2034	3	3
2.564% due 07/19/2035	171	161
2.715% due 07/19/2035	54	49
HomeBanc Mortgage Trust
0.332% due 12/25/2036	72	64
Impac CMB Trust
0.812% due 03/25/2035	81	75
0.932% due 10/25/2034	781	729
IndyMac Mortgage Loan Trust
0.360% due 05/25/2046	1,311	1,147
0.392% due 06/25/2037	1,033	924
0.402% due 02/25/2037	1,600	941
0.442% due 11/25/2036	860	506
2.509% due 12/25/2034	266	249
4.574% due 09/25/2035 ^	141	12
4.584% due 08/25/2035	459	389
4.854% due 11/25/2035	1,307	1,268
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	8	8
JPMorgan Chase Commercial Mortgage Securities Trust
1.464% due 12/15/2047 (a)	84,151	6,349
JPMorgan Mortgage Trust
1.990% due 11/25/2033	242	243
2.179% due 07/27/2037	1,851	1,598
2.449% due 08/25/2035	1,174	1,177
2.625% due 07/25/2035	517	521
2.631% due 10/25/2035	466	466
2.726% due 02/25/2036	1,409	1,269
Lehman XS Trust
0.392% due 11/25/2046	153	23
0.472% due 11/25/2046 ^	840	285
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046	411	317
0.492% due 05/25/2047 ^	1,296	413
MASTR Alternative Loan Trust
0.552% due 03/25/2036	553	170

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	6	5
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/2035	900	860
0.402% due 08/25/2036	264	253
2.220% due 02/25/2033	190	184
2.532% due 06/25/2037	563	546
2.615% due 06/25/2035	829	814
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^	59	50
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	664	716
Morgan Stanley Bank of America Merrill Lynch Trust
1.596% due 05/15/2046 (a)	67,163	5,130
1.870% due 02/15/2046 (a)	24,253	2,311
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	685	624
2.883% due 08/25/2035	1,168	1,144
5.190% due 02/25/2036 ^	263	223
5.820% due 03/25/2047	747	761
6.138% due 03/25/2047	638	651
RBSSP Resecuritization Trust
2.406% due 10/26/2036	1,707	1,753
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	1,838	1,098
0.362% due 04/25/2046	109	56
0.452% due 01/25/2035	1,201	1,170
0.457% due 09/25/2046	1,560	685
3.192% due 08/25/2035 ^	141	78
3.491% due 09/25/2035 ^	650	529
6.000% due 06/25/2037 ^	924	756
Residential Asset Securitization Trust
0.602% due 12/25/2036 ^	494	200
6.250% due 10/25/2036 ^	411	348
6.500% due 08/25/2036 ^	947	666
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^	461	389
5.364% due 06/25/2035	655	648
Sequoia Mortgage Trust
0.503% due 07/20/2033	424	407
2.637% due 04/20/2035	300	300
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	124	93
1.523% due 01/25/2035	53	43
1.822% due 10/25/2037 ^	480	311
2.458% due 04/25/2034	742	746
2.460% due 04/25/2035	2,179	2,135
2.467% due 02/25/2034	304	310
Structured Asset Mortgage Investments Trust
0.342% due 07/25/2046	1,452	1,237
0.362% due 04/25/2036	540	410
0.372% due 09/25/2047	200	162
0.382% due 05/25/2045	621	565
0.405% due 07/19/2035	531	508
0.445% due 07/19/2034	20	20
0.462% due 12/25/2035	44	35
1.623% due 08/25/2047	2,346	2,112
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.842% due 05/25/2032	43	42
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	677	643
5.500% due 05/25/2035	352	364
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	42
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047	1,318	1,187
5.750% due 06/25/2047	2,954	2,631
UBS-Barclays Commercial Mortgage Trust
2.016% due 12/10/2045 (a)	61,975	6,759
UBS-Citigroup Commercial Mortgage Trust
2.670% due 01/10/2045 (a)	22,290	2,459
Wachovia Bank Commercial Mortgage Trust
0.292% due 06/15/2020	2,000	1,967
5.928% due 06/15/2049	234	239
WaMu Mortgage Pass-Through Certificates Trust
0.372% due 07/25/2046 ^	48	3
0.432% due 11/25/2045	490	447
0.442% due 07/25/2045	950	905
0.442% due 10/25/2045	246	233
0.462% due 01/25/2045	253	250
0.472% due 01/25/2045	180	173
0.522% due 11/25/2034	1,382	1,331
0.642% due 11/25/2034	937	877
0.883% due 04/25/2047	905	828
0.933% due 12/25/2046	609	563
1.063% due 05/25/2046	1,763	1,642

1.523% due 06/25/2042	141	136
1.523% due 08/25/2042	107	104
1.947% due 04/25/2037	1,869	1,642
2.054% due 12/25/2036 ^	67	59
2.193% due 02/25/2037 ^	1,054	880
2.201% due 11/25/2046	236	233
2.201% due 12/25/2046	875	843
2.407% due 03/25/2034	730	736
2.410% due 08/25/2034	792	795
2.410% due 03/25/2035	994	1,000
2.449% due 06/25/2033	126	129
2.473% due 12/25/2035	1,419	1,343
4.141% due 03/25/2036	1,937	1,782
4.628% due 02/25/2037	709	665
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	200	201
Washington Mutual Mortgage Pass-Through Certificates Trust
0.402% due 07/25/2046 ^	213	41
1.063% due 07/25/2046 ^	736	443
1.093% due 05/25/2046	2,553	1,966
2.027% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	1,039	795
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	334	305
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036	183	184
2.618% due 04/25/2036	566	571
5.588% due 04/25/2036	344	116
6.000% due 10/25/2036	568	558
WFRBS Commercial Mortgage Trust
0.409% due 03/15/2048 (a)	26,228	724
1.644% due 03/15/2045 (a)	69,912	5,537

		199,284

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	976
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,011
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	540	538
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	632
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	568

		3,725

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,077
SLM Corp. CPI Linked Security
3.562% due 01/16/2018	15,700	384

		2,461

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.212% due 07/25/2037	$983	962
0.272% due 03/25/2034	17	17
0.302% due 08/25/2034	15	15
0.352% due 10/27/2037	7,400	7,384
0.552% due 06/25/2029	7	7
1.324% due 06/01/2043 - 10/01/2044	275	284
2.012% due 12/01/2034	52	55
2.018% due 03/01/2033	126	132
2.248% due 06/01/2035	89	94
2.339% due 05/01/2026	13	13
2.393% due 09/01/2019	4	4
2.485% due 11/01/2034	1,429	1,531
2.515% due 01/25/2022 (a)	21,559	2,635
3.000% due 03/01/2043 - 06/01/2043	3,794	3,750
3.490% due 12/01/2020	4,983	5,327
3.500% due 07/01/2029	94,000	99,600
4.376% due 12/01/2036	140	149
4.522% due 09/01/2035	74	79

5.700% due 08/01/2018		2,173	2,359
6.000% due 04/25/2043 - 07/25/2044		928	1,043
6.500% due 06/25/2044		24	27
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037		628	626
Federal Housing Administration
6.896% due 07/01/2020		454	446
7.430% due 11/01/2022		4	4
Freddie Mac
0.412% due 08/25/2031		33	32
0.602% due 12/15/2031		52	53
0.752% due 12/15/2037		1,889	1,905
1.022% due 09/25/2022 (a)		23,798	1,395
1.175% due 11/25/2022 (a)		28,965	2,030
1.324% due 10/25/2044		982	999
1.465% due 08/25/2019 (a)		38,468	2,230
1.562% due 11/25/2019 (a)		34,773	2,228
2.336% due 06/01/2024		26	27
2.403% due 09/01/2035		63	68
2.500% due 03/01/2036		251	252
4.288% due 11/01/2035		136	145
4.858% due 10/01/2035		29	31
4.995% due 10/01/2035		102	108
5.153% due 08/01/2035		117	123
Ginnie Mae
1.625% due 10/20/2029		18	19
6.000% due 08/20/2034		6,211	7,040
NCUA Guaranteed Notes
0.532% due 03/06/2020		1,437	1,441

			146,669

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Bonds
3.375% due 05/15/2044		2,100	2,110
3.750% due 11/15/2043 (k)		7,800	8,408
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (i)(k)		3,711	3,736
0.125% due 01/15/2023 (i)(k)		51,861	51,679
1.375% due 01/15/2020 (i)(k)		3,179	3,487
1.750% due 01/15/2028 (i)		4,413	5,078
2.375% due 01/15/2027 (i)(k)		5,054	6,200
2.500% due 01/15/2029 (i)		1,987	2,506

			83,204

Total United States (Cost $540,004)			547,632

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$3,200	2,960

Total Virgin Islands (British) (Cost $3,182)			2,960

SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$14,400	14,428
Itau Unibanco Holding S.A.
1.190% due 06/26/2015		5,200	5,201

			19,629

COMMERCIAL PAPER 0.1%
Entergy Corp.
0.950% due 07/10/2014		2,900	2,899

REPURCHASE AGREEMENTS (f) 0.2%			3,932

MEXICO TREASURY BILLS 0.2%
3.579% due 02/05/2015	MXN	64,000	4,843

U.S. TREASURY BILLS 0.7%
0.060% due 07/24/2014 - 12/26/2014 (b)(g)(i)(k)		$18,900	18,898

Total Short-Term Instruments (Cost $50,202)		50,201

Total Investments in Securities (Cost $2,566,732)		2,657,136

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio	1,993	20
PIMCO Short-Term Floating NAV Portfolio III	11,497,544	114,883

Total Short-Term Instruments (Cost $114,899)		114,903

Total Investments in Affiliates (Cost $114,899)		114,903

Total Investments 105.0% (Cost $2,681,631)		$2,772,039
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(10,955))		2,901
Other Assets and Liabilities, net (5.1%)		(135,446)

Net Assets 100.0%		$2,639,494

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$5,002	0.19%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOA	0.140%	06/30/2014	07/01/2014	$2,900	U.S. Treasury Notes 1.625% due 06/30/2019	$(2,959)	$2,900	$2,900
SSB	0.000%	06/30/2014	07/01/2014	1,032	Fannie Mae 2.110% due 11/07/2022	(1,054)	1,032	1,032

Total Repurchase Agreements						$(4,013)	$3,932	$3,932

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	06/19/2014	06/17/2016	$(3,300)	$(3,300)

Total Reverse Repurchase Agreements					$(3,300)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.210%	04/10/2014	07/15/2014	EUR	(2,519)	$(3,456)
	0.212%	04/10/2014	07/15/2014		(10,131)	(13,749)
	0.217%	04/10/2014	07/15/2014		(3,838)	(5,099)
	0.488%	05/15/2014	08/14/2014	GBP	(22,526)	(38,084)
ULW	0.260%	04/17/2014	07/15/2014	EUR	(11,099)	(15,225)
	0.268%	04/17/2014	07/15/2014		(20,728)	(27,578)

Total Sale-Buyback Transactions						$(103,191)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $110,557 at a weighted average interest rate of 0.301%.
(3)	Payable for sale-buyback transactions includes $194 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.500%	07/01/2044	$7,000	$(7,522)	$(7,578)
BOA	Fannie Mae	4.000%	08/01/2044	45,000	(47,516)	(47,586)
	Fannie Mae	4.500%	08/01/2044	15,000	(16,188)	(16,203)
DEU	Fannie Mae	4.000%	08/01/2044	7,000	(7,399)	(7,402)
FOB	Fannie Mae	3.500%	07/01/2044	2,000	(2,037)	(2,057)
	Fannie Mae	4.000%	07/01/2044	21,000	(21,955)	(22,273)
	Fannie Mae	4.000%	08/01/2044	28,000	(29,607)	(29,609)
	Fannie Mae	4.500%	07/01/2044	5,000	(5,379)	(5,413)
	Fannie Mae	4.500%	08/01/2044	43,000	(46,387)	(46,447)
GSC	Fannie Mae	3.500%	07/01/2044	6,000	(6,122)	(6,172)
	Fannie Mae	4.500%	07/01/2044	9,000	(9,711)	(9,744)
JPS	Fannie Mae	3.000%	07/01/2044	3,000	(2,928)	(2,962)
MSC	Fannie Mae	4.000%	08/01/2044	10,000	(10,579)	(10,575)
SAL	Fannie Mae	4.500%	07/01/2044	15,000	(16,130)	(16,239)

Total Short Sales					$(229,460)	$(230,260)

(g)	Securities with an aggregate market value of $110,907 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(h)	Financial derivative instruments: exchange-traded or centrally cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	202	$121	$7	$(7)
3-Month Euribor March Futures	Short	03/2016	326	(302)	17	(22)
3-Month Euribor September Futures	Long	09/2014	283	116	5	(5)
90-Day Eurodollar December Futures	Long	12/2014	1,774	558	0	0
90-Day Eurodollar September Futures	Long	09/2014	3,597	777	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	300	(176)	8	(26)
Australia Government 10-Year Bond September Futures	Short	09/2014	575	(1,346)	0	(253)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	203	12	22	(6)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	166	6	12	(5)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	485	(239)	17	(16)
Canada Government 10-Year Bond September Futures	Short	09/2014	798	(915)	135	(82)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	428	1,518	6	(94)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2014	534	1,550	58	(190)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	485	419	0	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	645	238	50	(50)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	645	(414)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	550	80	6	(6)

Total Futures Contracts				$2,003	$343	$(762)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		$37,600	$106	$(67)	$0	$(12)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		111,900	(343)	(231)	0	(39)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		53,300	71	(105)	0	(20)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		261,100	(6,023)	(4,693)	0	(282)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		57,000	(384)	(84)	0	(68)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		111,000	(2,352)	3,853	120	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		288,900	(11,511)	(12,874)	0	(488)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		55,300	(1,998)	(1,277)	0	(99)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		9,800	345	397	12	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		1,400	32	26	8	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	11,900	(437)	(552)	0	(35)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	119,400	(410)	(184)	1	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		176,800	(11,729)	(9,160)	197	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	244,500	1,106	572	122	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		25,300	(620)	(734)	137	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		18,800	(1,490)	(1,033)	190	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2028	JPY	20,350,000	11,776	5,738	0	(33)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		23,750,000	3,216	4,890	0	(148)

Total Swap Agreements						$(20,645)	$(15,518)	$787	$(1,224)

(i)	Securities with an aggregate market value of $37,211 and cash of $459 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial derivative instruments: over the counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	62,973		$28,099	$0	$(402)
	07/2014	GBP	130,727		221,900	0	(1,826)
	07/2014	INR	121,750		2,050	27	0
	07/2014	NZD	71,733		62,443	0	(363)
	07/2014	THB	4,958		153	0	0
	07/2014		$28,463	BRL	62,973	106	(69)
	07/2014		495,914	JPY	50,652,629	4,166	0
	08/2014		6,248	AUD	6,660	16	0
	08/2014		221,844	GBP	130,727	1,823	0
	08/2014		62,250	NZD	71,733	362	0
	09/2015		4,590	CNY	28,183	0	(71)
BPS	07/2014	BRL	68,123		$30,893	93	(32)
	07/2014	EUR	324,902		443,149	0	(1,738)
	07/2014	INR	101,965		1,725	33	0
	07/2014	JPY	31,866,647		311,289	0	(3,301)
	07/2014	MXN	131,531		10,105	0	(18)
	07/2014		$109,897	AUD	119,027	2,339	0
	07/2014		30,442	BRL	68,123	390	0
	07/2014		179,142	GBP	106,389	2,932	0
	07/2014		3,471	INR	209,267	0	0
	08/2014	EUR	1,127		$1,534	0	(9)
	08/2014		$1,630	AUD	1,734	1	0
	08/2014		10,153	GBP	5,983	84	0
	10/2014	MXN	29,017		$2,206	0	(14)
BRC	07/2014	BRL	21,619		9,816	31	0
	07/2014	EUR	70,873		96,706	0	(341)
	07/2014	JPY	3,571,000		35,004	0	(249)
	07/2014	NZD	10,796		9,106	0	(347)
	07/2014		$9,630	BRL	21,619	155	0
	07/2014		15,308	CNY	95,095	89	0
	07/2014		3,991	EUR	2,931	22	0
	07/2014		1,132	GBP	674	21	0
	07/2014		2,945	INR	174,409	0	(53)
	07/2014		12,238	JPY	1,239,645	0	0
	07/2014		71,180	NZD	83,493	1,922	0
	08/2014	CHF	14,482		$16,183	0	(154)
	08/2014	DKK	69,407		12,958	208	0
	08/2014	EUR	7,422		10,137	0	(27)
	08/2014		$10,627	AUD	11,286	0	(10)
	08/2014		131,733	CHF	115,817	0	(1,087)
	08/2014		15,651	EUR	11,430	2	0
	08/2014		29,171	GBP	17,095	78	0
	08/2014		5,038	NOK	30,962	2	0
	08/2014		5,383	NZD	6,167	0	0
	08/2014		94,234	SEK	613,502	4	(2,461)
	09/2014		10,870	CAD	11,600	0	(19)
	09/2014		135,307	SGD	170,199	1,194	(1)
	09/2015		5,883	CNY	36,000	0	(111)
CBK	07/2014	BRL	84,938		$38,423	99	(118)
	07/2014	CNY	898		145	0	0
	07/2014	EUR	653		895	1	0
	07/2014	HKD	6,450		832	0	0
	07/2014	INR	35,616		600	10	0
	07/2014	KRW	4,679,154		4,502	0	(119)
	07/2014	MXN	39,541		3,033	0	(10)
	07/2014	TWD	16,950		561	0	(7)
	07/2014		$37,935	BRL	84,938	507	0
	07/2014		13,120	CNY	81,510	77	0
	07/2014		832	HKD	6,450	0	0
	07/2014		59,947	KRW	64,425,351	3,685	(2)
	08/2014	EUR	2,062		$2,811	0	(13)
	08/2014	INR	95,337		1,594	19	0
	10/2014	BRL	25,163		10,808	0	(288)
	10/2014	ZAR	6,469		592	0	(6)
	09/2015		$13,377	CNY	81,153	0	(365)
DUB	07/2014	AUD	119,027		$112,271	35	0
	07/2014	BRL	447		203	1	0
	07/2014	EUR	69,866		94,654	0	(1,014)
	07/2014	MXN	19,094		1,468	0	(2)
	07/2014		$198	BRL	447	4	0
	07/2014		10,563	DKK	57,865	64	0
	07/2014		173,644	EUR	127,764	1,303	0
	07/2014		15,505	GBP	9,115	94	0
	07/2014		1,814	JPY	183,800	1	0
	08/2014	EUR	127,764		$173,665	0	(1,305)
	08/2014		$118,896	AUD	126,390	28	(34)
	08/2014		123,597	NOK	733,260	0	(4,240)
	10/2014	DKK	57,865		$10,569	0	(64)
FBF	07/2014	BRL	26,844		12,188	39	0
	07/2014		$11,994	BRL	26,844	155	0
	07/2014		522,849	EUR	383,293	1,993	0
	08/2014	EUR	383,293		$522,919	0	(1,991)
	10/2014	BRL	21,447		9,259	0	(198)
GLM	07/2014		22,614		10,240	29	(25)
	07/2014	MXN	22,361		1,713	0	(8)
	07/2014	NZD	964		813	0	(31)
	07/2014		$10,070	BRL	22,614	165	0
	07/2014		6,591	INR	393,865	0	(55)
	08/2014	MXN	613,418		$46,568	0	(540)
	08/2014		$10,233	GBP	6,011	52	0
	10/2014	BRL	33,663		$14,532	0	(312)
	02/2015	MXN	62,487		4,763	16	0
HUS	07/2014		$15,264	INR	901,195	0	(317)
	10/2014	BRL	45,126		$19,484	0	(415)
JPM	07/2014		82,541		36,873	0	(484)
	07/2014	EUR	40,111		54,545	0	(379)
	07/2014	GBP	7,744		13,120	0	(133)
	07/2014	KRW	26,626		26	0	0
	07/2014		$36,891	BRL	82,541	508	(42)
	07/2014		37,825	GBP	22,293	327	0
	07/2014		47,037	INR	2,807,195	0	(476)
	07/2014		1,340	JPY	136,600	8	0
	07/2014		153	THB	4,958	0	0
	08/2014	CHF	9,072		$10,086	0	(148)
	08/2014		$36,538	BRL	82,541	470	0
	08/2014		4,448	INR	265,262	0	(62)
	09/2014	MXN	47,046		$3,619	13	0
	10/2014	ZAR	8,553		779	0	(11)
	09/2015		$1,852	CNY	11,190	0	(57)
MSC	07/2014	BRL	2,170		$960	0	(22)
	07/2014		$985	BRL	2,170	0	(3)
	08/2014	INR	95,337		$1,594	19	0
	09/2015		$4,440	CNY	27,317	0	(60)
RBC	07/2014	EUR	7,583		$10,325	0	(59)
	09/2014	MXN	43,915		3,377	11	0
	09/2014		$192,194	CAD	208,932	3,236	0
UAG	07/2014	BRL	123,126		$54,717	0	(1,009)
	07/2014	CNY	457,376		73,961	0	(94)
	07/2014	DKK	57,883		10,676	45	0
	07/2014	INR	184,431		3,071	27	(16)
	07/2014	MXN	28,414		2,177	0	(10)
	07/2014		$55,903	BRL	123,126	0	(177)
	07/2014		18,225	CNY	113,247	112	0
	07/2014		71,880	KRW	77,713,320	4,874	0
	07/2014		1,982	MXN	26,036	22	0
	08/2014	INR	74,907		$1,260	19	0

Total Forward Foreign Currency Contracts						$34,168	$(27,424)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$38,000	$3,065	$2,376
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	1,600	126	100
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,500	1,614	1,219

							$4,805	$3,695

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC AUD versus USD		$0.820	09/25/2014	AUD	2,660	$0	$0
	Call - OTC USD versus CAD	CAD	1.186	09/17/2014		$150,000	15	4
	Call - OTC USD versus CHF	CHF	0.980	09/25/2014		1,800	0	0
	Call - OTC USD versus JPY	JPY	113.000	09/11/2014		200,000	20	4

							$35	$8

Total Purchased Options							$4,840	$3,703

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$161,000	$(3,059)	$(2,467)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	6,700	(120)	(102)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	81,900	(1,544)	(1,255)

							$(4,723)	$(3,824)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR 18,200	$(50)	$(17)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$8,300	$(232)	$(200)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	8,200	(60)	(56)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	17,200	(948)	(699)
	Put - OTC USD versus JPY		80.000	02/28/2019	10,400	(512)	(428)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	6,200	(155)	(119)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	6,900	(46)	(32)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	9,200	(219)	(132)
	Put - OTC USD versus JPY		94.750	04/21/2016	11,400	(342)	(290)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	24,300	(547)	(456)
	Call - OTC USD versus BRL		2.740	06/08/2015	6,200	(139)	(113)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	2,000	(13)	(11)
	Call - OTC USD versus INR		61.300	08/14/2014	8,500	(73)	(43)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	5,600	(134)	(117)
	Put - OTC USD versus ZAR	ZAR	10.610	07/17/2014	14,400	(73)	(86)
DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	11,300	(264)	(226)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	14,200	(75)	(77)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	4,000	(51)	(60)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	11,900	(98)	(28)
	Call - OTC USD versus BRL		2.650	05/29/2015	4,700	(139)	(104)
	Call - OTC USD versus BRL		2.710	06/02/2015	6,600	(200)	(126)
	Call - OTC USD versus BRL		2.650	06/08/2015	12,800	(384)	(296)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	9,400	(212)	(135)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	20,200	(113)	(173)
	Put - OTC USD versus ZAR		10.640	07/17/2014	16,600	(90)	(120)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	5,600	(69)	(85)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	25,196	(637)	(361)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	4,000	(119)	(93)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	3,700	(33)	(19)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	21,800	(596)	(538)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	4,200	(26)	(25)

						$(6,599)	$(5,248)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(69)	$(4)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,300	(62)	(3)

						$(131)	$(7)

Total Written Options						$(11,503)	$(9,096)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	0.912%	$2,800	$0	$26	$26	$0
	Spectra Energy Capital LLC	(1.000%	)	06/20/2018	0.445%	1,000	(20)	(2)	0	(22)
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.348%	1,000	0	(18)	0	(18)
BRC	Avnet, Inc.	(1.000%	)	09/20/2016	0.231%	500	16	(25)	0	(9)
	Computer Sciences Corp.	(0.760%	)	03/20/2018	0.479%	750	0	(8)	0	(8)
CBK	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.263%	5,100	328	(357)	0	(29)
DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.104%	1,000	(19)	(3)	0	(22)
FBF	PPG Industries, Inc.	(0.830%	)	03/20/2018	0.245%	4,000	0	(87)	0	(87)
GST	AutoZone, Inc.	(1.090%	)	09/20/2018	0.310%	400	0	(13)	0	(13)
	Computer Sciences Corp.	(1.180%	)	03/20/2018	0.479%	3,050	0	(80)	0	(80)
JPM	Whirlpool Corp.	(0.460%	)	06/20/2015	0.054%	2,200	0	(9)	0	(9)
MYC	CommonWealth REIT	(1.960%	)	12/20/2015	0.814%	8,250	0	(145)	0	(145)

							$305	$(721)	$26	$(442)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$8,300	$(332)	$216	$0	$(116)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	7,100	135	74	209	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	15,100	(958)	515	0	(443)
BRC	China Government International Bond	1.000%	03/20/2019	0.676%	1,600	(2)	26	24	0
	H.J. Heinz Co.	1.000%	03/20/2018	0.856%	700	(36)	40	4	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	1,700	(113)	63	0	(50)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	2,200	(92)	61	0	(31)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	3,600	(229)	123	0	(106)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	1,200	(98)	58	0	(40)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	5,000	(175)	(11)	0	(186)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	10,800	(455)	304	0	(151)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	5,500	(123)	26	0	(97)
	China Government International Bond	1.000%	03/20/2019	0.676%	4,000	2	59	61	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	16,200	(301)	389	88	0
FBF	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.188%	1,000	(19)	24	5	0
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%	1,400	(66)	47	0	(19)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	7,200	(143)	16	0	(127)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	48,100	886	529	1,415	0
HUS	Brazil Government International Bond	1.000%	03/20/2019	1.316%	400	(17)	11	0	(6)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	46,400	(1,063)	1,315	252	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	4,300	(324)	198	0	(126)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	3,600	(128)	(6)	0	(134)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	8,600	(434)	314	0	(120)
	China Government International Bond	1.000%	03/20/2019	0.676%	2,600	8	31	39	0
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	11,800	(591)	426	0	(165)
	China Government International Bond	1.000%	03/20/2019	0.676%	2,200	3	30	33	0
	H.J. Heinz Co.	1.000%	03/20/2018	0.856%	2,200	(110)	122	12	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	9,300	(179)	229	50	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	12,500	245	123	368	0

						$(4,709)	$5,352	$2,560	$(1,917)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	7,400	$(2)	$1	$0	$(1)
BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017	BRL	100,800	105	(539)	0	(434)
	Receive	1-Year BRL-CDI	12.560%	01/04/2021		3,500	(20)	(16)	0	(36)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	167,100	(90)	882	792	0
BRC	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		11,800	(10)	3	0	(7)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		44,100	(43)	252	209	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		33,800	0	66	66	0
	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		205,000	(5)	132	127	0
DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	6,300	(34)	(32)	0	(66)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	84,000	(21)	419	398	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		42,000	194	56	250	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		147,100	(120)	110	0	(10)
GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		59,700	30	252	282	0
HUS	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		4,300	(3)	0	0	(3)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		12,900	1	60	61	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		36,000	175	39	214	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		18,600	(6)	4	0	(2)
JPM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		71,600	(39)	378	339	0

							$112	$2,067	$2,738	$(559)

Total Swap Agreements							$(4,292)	$6,698	$5,324	$(2,918)

(k)	Securities with an aggregate market value of $8,945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$4,546	$0	$4,546
Mortgage-Backed Securities	0	3,524	0	3,524
Sovereign Issues	0	31,390	0	31,390
Belgium
Sovereign Issues	0	8,543	0	8,543
Brazil
Corporate Bonds & Notes	0	20,272	0	20,272
Sovereign Issues	0	20,165	0	20,165
Canada
Corporate Bonds & Notes	0	15,501	0	15,501
Sovereign Issues	0	61,993	0	61,993
Cayman Islands
Asset-Backed Securities	0	11,192	0	11,192
Denmark
Corporate Bonds & Notes	0	10,781	0	10,781
Sovereign Issues	0	12,468	0	12,468
France
Corporate Bonds & Notes	0	36,139	0	36,139
Sovereign Issues	0	198,625	0	198,625
Germany
Corporate Bonds & Notes	0	113,103	0	113,103
Sovereign Issues	0	56,466	0	56,466
Greece
Corporate Bonds & Notes	0	10,064	0	10,064
Ireland
Asset-Backed Securities	0	2,495	0	2,495
Corporate Bonds & Notes	0	10,025	0	10,025
Mortgage-Backed Securities	0	1,697	0	1,697
Italy
Corporate Bonds & Notes	0	7,910	0	7,910
Sovereign Issues	0	349,168	0	349,168
Japan
Sovereign Issues	0	88,136	0	88,136
Luxembourg
Asset-Backed Securities	0	3,397	0	3,397
Corporate Bonds & Notes	0	14,883	0	14,883
Mexico
Sovereign Issues	0	123,523	0	123,523
Netherlands
Asset-Backed Securities	0	10,478	0	10,478
Corporate Bonds & Notes	0	12,893	0	12,893
New Zealand
Sovereign Issues	0	63,917	0	63,917
Norway
Corporate Bonds & Notes	0	41,577	0	41,577
Sovereign Issues	0	1,829	0	1,829
Slovenia
Sovereign Issues	0	103,824	0	103,824
South Africa
Sovereign Issues	0	622	0	622
Spain
Corporate Bonds & Notes	0	5,582	0	5,582
Sovereign Issues	0	342,973	0	342,973
Supranational
Corporate Bonds & Notes	0	40,000	0	40,000
Sweden
Corporate Bonds & Notes	0	22,910	0	22,910
Sovereign Issues	0	11,718	0	11,718
Thailand
Corporate Bonds & Notes	0	864	0	864
United Kingdom
Bank Loan Obligations	0	10,673	0	10,673
Corporate Bonds & Notes	0	76,406	0	76,406
Mortgage-Backed Securities	0	9,043	0	9,043
Sovereign Issues	0	85,028	0	85,028
United States
Asset-Backed Securities	0	34,717	0	34,717
Bank Loan Obligations	0	1,984	0	1,984
Corporate Bonds & Notes	0	68,863	6,725	75,588
Mortgage-Backed Securities	0	199,284	0	199,284
Municipal Bonds & Notes	0	3,725	0	3,725
Preferred Securities	2,461	0	0	2,461
U.S. Government Agencies	0	146,219	450	146,669
U.S. Treasury Obligations	0	83,204	0	83,204
Virgin Islands (British)
Corporate Bonds & Notes	0	2,960	0	2,960
Short-Term Instruments
Certificates of Deposit	0	19,629	0	19,629
Commercial Paper	0	2,899	0	2,899
Repurchase Agreements	0	3,932	0	3,932
Mexico Treasury Bills	0	4,843	0	4,843
U.S. Treasury Bills	0	18,898	0	18,898
	$2,461	$2,647,500	$7,175	$2,657,136

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,903	$0	$0	$114,903

Total Investments	$117,364	$2,647,500	$7,175	$2,772,039

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(230,260)	$0	$(230,260)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	343	787	0	1,130
Over the counter	0	43,195	0	43,195
	$343	$43,982	$0	$44,325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(762)	(1,224)	0	(1,986)
Over the counter	0	(39,431)	(7)	(39,438)
	$(762)	$(40,655)	$(7)	$(41,424)

Totals	$116,945	$2,420,567	$7,168	$2,544,680

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Absolute Return Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.8%
CORPORATE BONDS & NOTES 30.3%
BANKING & FINANCE 21.2%
Ally Financial, Inc.
3.125% due 01/15/2016		$1,800	$1,852
3.500% due 07/18/2016		7,200	7,443
5.500% due 02/15/2017		7,255	7,876
6.250% due 12/01/2017		2,000	2,240
6.750% due 12/01/2014		10,900	11,172
8.300% due 02/12/2015		24,000	25,050
American Honda Finance Corp.
0.730% due 10/07/2016		6,800	6,856
American International Group, Inc.
8.250% due 08/15/2018		19,900	24,743
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,957
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	6,032
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	820
Banco Santander Chile
3.750% due 09/22/2015		1,400	1,444
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		5,100	5,215
Bank of America Corp.
1.050% due 03/22/2016		9,000	9,071
3.750% due 07/12/2016		8,200	8,630
6.500% due 08/01/2016		8,600	9,536
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,458
Barclays Bank PLC
10.179% due 06/12/2021		3,000	4,166
14.000% due 06/15/2019 (c)	GBP	1,000	2,343
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,115
6.500% due 03/10/2021		4,100	4,643
6.750% due 09/30/2022		13,200	15,114
Bear Stearns Cos. LLC
7.250% due 02/01/2018		15,200	18,102
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	3,600	5,052
CIT Group, Inc.
4.250% due 08/15/2017		$2,600	2,719
4.750% due 02/15/2015		25,000	25,547
5.000% due 05/15/2017		800	855
5.500% due 02/15/2019		3,700	4,021
Citigroup, Inc.
0.501% due 06/09/2016		14,500	14,375
0.904% due 11/15/2016		15,600	15,690
1.189% due 07/25/2016		5,000	5,057
1.300% due 04/01/2016		24,145	24,298
4.587% due 12/15/2015		1,700	1,793
5.500% due 10/15/2014		1,200	1,217
Compass Bank
6.400% due 10/01/2017		7,000	7,795
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.723% due 04/20/2015	AUD	2,000	1,896
E*TRADE Financial Corp.
6.000% due 11/15/2017		$900	941
6.750% due 06/01/2016		1,000	1,090
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,818
Export-Import Bank of Korea
4.000% due 01/29/2021		6,300	6,711
4.125% due 09/09/2015		5,900	6,136
5.875% due 01/14/2015		3,000	3,083
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		1,100	1,108
2.750% due 05/15/2015		11,100	11,315
3.875% due 01/15/2015		10,008	10,188
3.984% due 06/15/2016		3,500	3,700
4.207% due 04/15/2016		3,900	4,118
5.625% due 09/15/2015		8,700	9,206
7.000% due 04/15/2015		4,800	5,042
12.000% due 05/15/2015		2,000	2,198

Goldman Sachs Group, Inc.
0.628% due 07/22/2015		3,805	3,807
GSPA Monetization Trust
6.422% due 10/09/2029		133	138
HBOS PLC
1.110% due 09/01/2016	EUR	100	137
HSBC Bank USA N.A.
6.000% due 08/09/2017		$2,400	2,705
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,471
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,141
International Lease Finance Corp.
4.875% due 04/01/2015		8,161	8,380
5.750% due 05/15/2016		8,800	9,443
6.500% due 09/01/2014		2,500	2,522
6.750% due 09/01/2016		950	1,056
8.625% due 09/15/2015		5,700	6,184
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,800	2,846
JPMorgan Chase & Co.
0.847% due 02/26/2016		18,300	18,411
1.125% due 02/26/2016		7,600	7,638
3.150% due 07/05/2016		6,200	6,465
3.450% due 03/01/2016		2,300	2,401
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	2,000	2,731
Korea Development Bank
3.000% due 09/14/2022		$2,800	2,786
LBG Capital PLC
8.000% due 06/15/2020 (c)		560	621
8.500% due 12/17/2021 (c)		700	775
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,480
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		20,000	29,200
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		400	427
7.625% due 06/27/2023 (c)	GBP	300	548
Macquarie Group Ltd.
7.300% due 08/01/2014		$3,100	3,116
Morgan Stanley
1.181% due 12/19/2014		5,200	5,221
National Bank of Canada
2.200% due 10/19/2016		900	930
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,269
PKO Finance AB
4.630% due 09/26/2022		1,200	1,253
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	938
Prudential Covered Trust
2.997% due 09/30/2015		1,920	1,967
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		7,100	8,307
SLM Corp.
3.875% due 09/10/2015		19,100	19,577
6.250% due 01/25/2016		4,200	4,478
8.450% due 06/15/2018		10,000	11,844
Springleaf Finance Corp.
5.750% due 09/15/2016		600	639
6.900% due 12/15/2017		175	195
State Bank of India
4.500% due 07/27/2015		4,800	4,949
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		3,762	3,993
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,799	1,597

			567,433

INDUSTRIALS 6.0%
21st Century Fox America, Inc.
5.300% due 12/15/2014		3,836	3,923
AbbVie, Inc.
0.983% due 11/06/2015		2,200	2,219
Amgen, Inc.
2.300% due 06/15/2016		2,300	2,366
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	8,089
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,527
CSX Corp.
6.250% due 04/01/2015		2,364	2,466

Daimler Finance North America LLC
1.250% due 01/11/2016		3,200	3,229
DISH DBS Corp.
7.125% due 02/01/2016		1,800	1,951
Energy Transfer Partners LP
5.950% due 02/01/2015		16,600	17,051
General Mills, Inc.
0.527% due 01/29/2016		1,112	1,115
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,100	1,249
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,625
HCA, Inc.
3.750% due 03/15/2019		6,700	6,775
Heathrow Funding Ltd.
4.600% due 09/30/2016	EUR	5,100	7,054
Johnson & Johnson
0.299% due 11/28/2016		$23,800	23,837
KazMunayGas National Co. JSC
11.750% due 01/23/2015		5,200	5,502
McKesson Corp.
0.630% due 09/10/2015		26,500	26,558
MGM Resorts International
6.625% due 07/15/2015		500	526
7.625% due 01/15/2017		1,000	1,133
NBCUniversal Media LLC
2.875% due 04/01/2016		2,200	2,284
PepsiCo, Inc.
0.437% due 02/26/2016		7,290	7,300
Petrobras International Finance Co.
5.875% due 03/01/2018		2,300	2,511
8.375% due 12/10/2018		2,400	2,861
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,793
Volkswagen International Finance NV
0.556% due 11/18/2015		19,500	19,566

			161,510

UTILITIES 3.1%
AT&T, Inc.
0.900% due 02/12/2016		2,000	2,006
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,800	1,884
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		1,000	1,054
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		700	709
Rosneft Finance S.A.
7.500% due 07/18/2016		2,300	2,527
Shell International Finance BV
0.293% due 11/10/2015		6,800	6,806
0.434% due 11/15/2016		5,700	5,709
Sprint Communications, Inc.
6.000% due 12/01/2016		2,850	3,110
9.125% due 03/01/2017		1,500	1,761
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,372
Verizon Communications, Inc.
0.430% due 03/06/2015		800	800
1.761% due 09/15/2016		35,383	36,377
1.981% due 09/14/2018		7,500	7,921
2.500% due 09/15/2016		3,500	3,609
3.650% due 09/14/2018		5,100	5,451

			82,306

Total Corporate Bonds & Notes (Cost $792,690)			811,249

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 1.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,698
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,705
6.907% due 10/01/2050		1,600	2,268
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	142
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		3,500	5,295

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,527
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,540
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,608
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,548
5.813% due 06/01/2040	5,700	6,903
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226
7.021% due 08/01/2040	500	566
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,778
6.583% due 05/15/2049	2,000	2,619

		36,423

COLORADO 0.7%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	15,000	19,929

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,380
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	999
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	537

		2,916

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM/GTD Insured), Series 2004
0.000% due 10/01/2022	1,935	1,317

NEW YORK 0.6%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,779
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,910
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.551% due 11/15/2028	13,400	13,400

		17,089

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,272
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,352

		6,624

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	9,715

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	1,928

Total Municipal Bonds & Notes (Cost $86,255)		95,941

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
0.875% due 08/28/2017 - 12/20/2017 (f)	14,900	14,745
0.875% due 10/26/2017	17,400	17,274
1.125% due 04/27/2017 (f)	1,800	1,809
1.250% due 01/30/2017 (f)	100	101
1.747% due 07/01/2035	711	743
1.925% due 03/01/2034	617	657
2.310% due 08/01/2022	200	196
2.323% due 12/01/2034	687	731
2.870% due 09/01/2027	1,000	947
3.500% due 07/25/2031	21,925	20,972
3.820% due 09/01/2021	4,861	5,269
4.000% due 07/01/2044	1,000	1,061
4.500% due 12/01/2014 - 12/01/2043	78,927	85,300
4.500% due 08/01/2044	20,000	21,604
5.000% due 05/11/2017 - 07/01/2044	60,634	67,355

5.500% due 05/01/2023 - 08/01/2044		53,855	60,249
6.000% due 05/01/2036 - 07/01/2044		7,615	8,574
6.500% due 09/01/2036		735	831
Freddie Mac
1.000% due 03/08/2017 (f)		2,300	2,315
1.250% due 05/12/2017		2,900	2,934
3.500% due 07/15/2042		5,688	5,045
4.000% due 06/15/2038 - 07/15/2041		69,398	71,139
5.000% due 09/01/2035 - 07/01/2041		8,416	9,316
5.500% due 07/01/2036 - 03/01/2040		3,059	3,414
6.500% due 05/01/2035		1,015	1,155
Ginnie Mae
5.000% due 09/15/2037 - 10/15/2040		5,505	6,053
Small Business Administration
5.490% due 03/01/2028		247	274
6.020% due 08/01/2028		2,424	2,761

Total U.S. Government Agencies (Cost $395,097)			412,824

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		314	316
0.125% due 07/15/2022 (d)		5,781	5,820
0.625% due 07/15/2021 (d)		632	666
1.125% due 01/15/2021		217	235
1.250% due 07/15/2020 (f)		652	715
1.750% due 01/15/2028 (h)		17,199	19,792
2.000% due 07/15/2014 (f)		13,833	13,866
2.000% due 01/15/2026 (f)		5,136	6,048
2.375% due 01/15/2025 (h)		47,410	57,433
2.375% due 01/15/2027 (h)		54,071	66,325
U.S. Treasury Notes
0.109% due 04/30/2016 (f)(h)		27,171	27,179

Total U.S. Treasury Obligations (Cost $208,417)			198,395

MORTGAGE-BACKED SECURITIES 6.6%
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	5,229	7,246
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049		$7,100	7,822
Banc of America Funding Corp.
5.696% due 09/20/2046		14,852	12,641
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		456	462
Chase Mortgage Finance Trust
5.647% due 09/25/2036		2,985	2,759
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		3,214	3,018
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,413	2,621
5.460% due 09/15/2039		11,012	11,908
Eddystone Finance PLC
1.053% due 04/19/2021	GBP	5,316	8,916
First Horizon Mortgage Pass-Through Trust
2.628% due 05/25/2034		$116	117
Granite Master Issuer PLC
0.353% due 12/20/2054		1,741	1,730
0.734% due 12/20/2054	GBP	8,814	15,011
0.814% due 12/20/2054		5,789	9,869
Granite Mortgages PLC
0.496% due 09/20/2044	EUR	147	202
0.707% due 01/20/2044		148	202
0.874% due 03/20/2044	GBP	1,891	3,231
0.874% due 06/20/2044		1,531	2,621
0.908% due 01/20/2044		233	398
0.934% due 09/20/2044		1,183	2,018
Greenwich Capital Commercial Funding Corp.
6.015% due 07/10/2038		$2,400	2,573
GSR Mortgage Loan Trust
2.657% due 09/25/2035		424	429
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	1,483	2,032
JPMorgan Alternative Loan Trust
3.090% due 11/25/2036 ^		$5,376	4,494
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,281	1,399
JPMorgan Mortgage Trust
2.179% due 07/27/2037		1,392	1,202
2.657% due 04/25/2036		15,393	14,167
5.240% due 07/25/2035		2,430	2,488
5.750% due 01/25/2036 ^		105	97
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,414	3,655

Leek Finance Ltd.
0.490% due 09/21/2038		250	260
Leek Finance PLC
0.833% due 12/21/2037	GBP	2,653	4,748
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		$523	578
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		475	451
Prime Mortgage Trust
6.000% due 06/25/2036		1,305	1,154
RBSSP Resecuritization Trust
0.402% due 02/26/2037		5,525	5,205
Sequoia Mortgage Trust
2.740% due 09/20/2046		1,810	1,561
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	150	203
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$1,856	1,917
Thornburg Mortgage Securities Trust
1.634% due 03/25/2044		2,050	2,035
2.018% due 12/25/2044		2,414	2,430
Titan Europe PLC
0.809% due 10/23/2016	GBP	4,030	6,850
WaMu Mortgage Pass-Through Certificates Trust
2.397% due 01/25/2035		$1,065	1,072
2.557% due 06/25/2037		1,687	1,482
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		3,909	3,815
2.612% due 12/25/2034		207	213
2.615% due 06/25/2035		1,317	1,332
2.622% due 04/25/2036 ^		15,966	15,702

Total Mortgage-Backed Securities (Cost $163,627)			176,336

ASSET-BACKED SECURITIES 2.4%
Access Group, Inc.
1.529% due 10/27/2025		1,692	1,706
Asset-Backed Securities Corp. Home Equity Loan Trust
0.792% due 07/25/2035		1,200	1,091
Bear Stearns Asset-Backed Securities Trust
0.642% due 07/25/2035		4,769	4,733
Hillmark Funding
0.477% due 05/21/2021		4,530	4,477
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		3,655	3,631
IXIS Real Estate Capital Trust
0.492% due 02/25/2036		1,073	1,051
Lafayette CLO Ltd.
1.630% due 09/06/2022		113	113
Morgan Stanley Home Equity Loan Trust
0.382% due 04/25/2037		4,967	3,050
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		2,009	2,006
Pacifica CDO Corp.
0.488% due 01/26/2020		1,176	1,173
Penta CLO S.A.
0.614% due 06/04/2024	EUR	1,452	1,960
SLM Private Education Loan Trust
3.402% due 05/16/2044		$3,857	4,104
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	12,560	17,002
1.729% due 04/25/2023		$3,126	3,236
South Carolina Student Loan Corp.
0.977% due 03/02/2020		3,100	3,121
1.227% due 09/03/2024		1,400	1,424
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		5,639	5,639
Venture CDO Ltd.
0.448% due 07/22/2021		3,700	3,649

Total Asset-Backed Securities (Cost $61,866)			63,166

SOVEREIGN ISSUES 17.2%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	1,500	2,125
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	2,342
6.369% due 06/16/2018		$7,000	7,892
6.500% due 06/10/2019		400	452
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	16,000	6,690
0.000% due 07/01/2015		21,000	8,556
0.000% due 01/01/2017		7,000	2,405

Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	4,500	6,351
2.750% due 12/01/2015		26,900	38,012
3.000% due 06/15/2015		7,800	10,947
3.000% due 11/01/2015		1,700	2,406
3.750% due 08/01/2015		30,500	43,246
3.750% due 04/15/2016		600	868
3.750% due 08/01/2016		600	875
4.500% due 07/15/2015		26,300	37,537
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		8,000	10,911
0.000% due 12/31/2015		300	408
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,256
Province of Ontario
1.000% due 07/22/2016		1,200	1,209
3.000% due 07/16/2018		800	846
4.400% due 06/02/2019	CAD	3,000	3,122
5.500% due 06/02/2018		1,200	1,282
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,478
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	5,000	6,957
Spain Government International Bond
3.000% due 04/30/2015		5,900	8,263
3.150% due 01/31/2016		5,200	7,429
3.250% due 04/30/2016		27,300	39,284
3.300% due 07/30/2016		55,700	80,644
3.750% due 10/31/2015		2,200	3,149
4.000% due 07/30/2015		54,900	78,170
4.250% due 10/31/2016		27,600	40,958

Total Sovereign Issues (Cost $453,550)			460,070

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (c)		2,700	3,278

Total Convertible Preferred Securities (Cost $3,316)			3,278

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		7,400	8,979

Total Preferred Securities (Cost $7,622)			8,979

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.5%
CERTIFICATES OF DEPOSIT 3.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.078% due 05/16/2016		$7,000	7,001
Credit Suisse
0.465% due 03/17/2015		2,500	2,500
0.474% due 03/31/2015		31,200	31,207
Intesa Sanpaolo SpA
1.650% due 04/07/2015		40,400	40,610
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		3,000	2,989

			84,307

COMMERCIAL PAPER 1.2%
Ford Motor Credit Co. LLC
0.880% due 07/14/2014		2,400	2,399
0.900% due 07/01/2014		1,300	1,300
0.900% due 08/05/2014		2,300	2,298

Vodafone Group PLC
0.600% due 06/29/2015		25,800	25,670

			31,667

MEXICO TREASURY BILLS 2.3%
3.555% due 08/21/2014 - 09/04/2014 (a)	MXN	799,000	61,275

SLOVENIA TREASURY BILLS 0.8%
0.874% due 10/16/2014 - 03/12/2015 (a)	EUR	15,300	20,907

U.S. TREASURY BILLS 2.0%
0.078% due 09/04/2014 - 12/26/2014 (a)(f)(h)		$53,956	53,954

Total Short-Term Instruments (Cost $250,303)			252,110

Total Investments in Securities (Cost $2,422,743)			2,482,348

	SHARES
INVESTMENTS IN AFFILIATES 15.4%
SHORT-TERM INSTRUMENTS 15.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short-Term Floating NAV Portfolio		730	7
PIMCO Short-Term Floating NAV Portfolio III		41,353,785	413,207

Total Short-Term Instruments (Cost $413,206)			413,214

Total Investments in Affiliates (Cost $413,206)			413,214

Total Investments 108.2% (Cost $2,835,949)			$2,895,562
Financial Derivative Instruments (e)(g) (2.1%) (Cost or Premiums, net $(5,849))			(56,792)
Other Assets and Liabilities, net (6.1%)			(161,455)

Net Assets 100.0%			$2,677,315

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
TDM	0.180%	06/18/2014	07/18/2014	$(4,300)	$(4,306)
	0.181%	06/18/2014	07/18/2014	(658)	(658)

Total Sale-Buyback Transactions					$(4,964)

(1)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $5,448 at a weighted average interest rate of 0.151%.
(2)	Payable for sale-buyback transactions includes $9 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $5,031 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,420	$915	$171	$0
90-Day Eurodollar December Futures	Long	12/2016	18	4	1	0
90-Day Eurodollar June Futures	Long	06/2016	157	147	8	0
90-Day Eurodollar March Futures	Long	03/2016	295	32	19	0
90-Day Eurodollar March Futures	Long	03/2017	18	4	1	0
90-Day Eurodollar September Futures	Long	09/2015	8,516	1,283	319	0
90-Day Eurodollar September Futures	Long	09/2016	50	12	3	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	276	(31)	19	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	95	(48)	7	0

Total Futures Contracts				$2,318	$548	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$56,600	$1,134	$318	$0	$(25)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	189,000	4,841	2,341	0	(272)

					$5,975	$2,659	$0	$(297)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$32,600	$(278)	$(240)	$10	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	354,600	3,068	736	45	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	25,900	245	203	4	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	132,800	14,300	6,478	0	(711)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	126,000	(4,974)	(12,566)	0	(750)

					$12,361	$(5,389)	$59	$(1,461)

Total Swap Agreements					$18,336	$(2,730)	$59	$(1,758)

(f)	Securities with an aggregate market value of $26,736 and cash of $3,468 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	1,124		$510	$2	$0
	07/2014		$500	BRL	1,124	9	0
	07/2014		50,390	EUR	37,086	392	0
	07/2014		57,923	GBP	34,124	477	0
	08/2014	GBP	34,124		$57,908	0	(476)
	06/2015	EUR	15,151		20,600	0	(184)
	06/2016		43,010		58,885	0	(537)
BPS	07/2014	BRL	2,022		918	3	0
	07/2014	EUR	396,898		541,317	0	(2,155)
	07/2014	GBP	34,124		57,459	0	(941)
	07/2014		$900	BRL	2,022	15	0
	08/2014	EUR	200		$253	0	(21)
	08/2014	MXN	243,942		18,048	0	(691)
	06/2015	EUR	6,878		9,328	0	(107)
	07/2015	BRL	366		151	1	0
BRC	07/2014	AUD	1,772		1,646	0	(24)
	07/2014	EUR	4,017		5,470	0	(30)
	07/2014	JPY	152,900		1,499	0	(10)
	07/2014		$48,505	EUR	35,757	458	0
	08/2014		2,175	GBP	1,278	12	0
	06/2015	EUR	8,705		$11,827	0	(114)
	06/2016		8,027		11,038	0	(55)
CBK	07/2014		3,900		5,306	0	(34)
	07/2014		$1,467	EUR	1,076	6	0
	08/2014	AUD	1,772		$1,661	0	(6)
	08/2014	BRL	18,911		8,519	40	0
	09/2014	MXN	148,049		11,023	0	(339)
DUB	07/2014		$6,064	EUR	4,472	59	0
	08/2014		1,581	BRL	3,509	0	(8)
	07/2015	BRL	3,826		$1,581	7	0
	06/2016	EUR	4,472		6,123	0	(55)
FBF	07/2014		$132,522	EUR	97,237	624	0
	08/2014	EUR	84,711		$115,570	0	(440)
	06/2015		12,526		17,001	0	(181)
GLM	08/2014		$6,937	BRL	15,402	0	(31)
	08/2014		5,161	MXN	67,986	60	0
	09/2014	MXN	148,970		$11,092	0	(341)
	10/2014		$6,670	MXN	87,096	6	(13)
	07/2015	BRL	16,808		$6,937	23	0
HUS	07/2014	TRY	2,113		997	3	0
	07/2014		$12,101	EUR	8,928	124	0
JPM	07/2014	BRL	9,382		$4,259	13	0
	07/2014	JPY	2,446,335		24,019	0	(129)
	07/2014		$4,191	BRL	9,382	55	0
	07/2014		227,103	EUR	166,991	1,557	0
	07/2014		25,593	JPY	2,599,235	64	0
	08/2014	BRL	9,382		$4,153	0	(53)
	08/2014	EUR	144,779		196,851	0	(1,421)
	08/2014	JPY	2,599,235		25,599	0	(65)
	04/2015	BRL	16,000		6,758	27	0
MSC	07/2014		$15,418	EUR	11,316	77	0
	08/2014	MXN	243,942		$18,057	0	(682)
	06/2016	EUR	11,316		15,563	0	(70)
NAB	07/2014		$45,266	EUR	33,310	345	0
	06/2015	EUR	17,382		$23,599	0	(245)
	06/2016		24,570		33,736	0	(212)
RBC	09/2014	CAD	4,702		4,325	0	(73)
	09/2014		$11,311	MXN	147,094	0	(36)
UAG	07/2014	BRL	13,494		$6,003	0	(104)
	07/2014		$6,118	BRL	13,494	7	(18)
	07/2014		11,696	EUR	8,642	138	0
	08/2014		1,819	BRL	4,112	25	0

Total Forward Foreign Currency Contracts						$4,629	$(9,901)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$252,700	$(745)	$(810)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	257,600	(346)	(346)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	257,600	(1,108)	(1,108)

							$(2,199)	$(2,264)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY 80.000	02/18/2019	$2,000	$(112)	$(81)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(26)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(52)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(7)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(5)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(5)

						$(1,389)	$(95)

Total Written Options						$(3,700)	$(2,440)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	06/20/2015	0.141%		$3,100	$52	$(25)	$27	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		6,800	(135)	215	80	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		8,000	(525)	615	90	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		300	(4)	7	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,800	(4)	40	36	0
BRC	Brazil Government International Bond	1.000%	06/20/2016	0.577%		4,200	(8)	44	36	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		5,800	86	3	89	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		2,000	(34)	50	16	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		5,900	(28)	112	84	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		8,700	(15)	90	75	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		2,000	(68)	33	0	(35)
	China Government International Bond	1.000%	06/20/2015	0.141%		700	11	(5)	6	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.155%		10,500	374	(242)	132	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%		1,200	(28)	35	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		800	(12)	21	9	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%		10,000	(783)	450	0	(333)
DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%		1,000	8	(5)	3	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		24,400	(83)	291	208	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		5,400	(13)	60	47	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		1,200	15	(3)	12	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		600	(14)	19	5	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		300	(2)	3	1	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%		900	(21)	27	6	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		5,400	(26)	103	77	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,900	(24)	39	15	0
GST	Mexico Government International Bond	1.000%	12/20/2018	0.545%		400	(1)	9	8	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		2,300	(23)	42	19	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		300	(2)	3	1	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		9,500	(23)	216	193	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		2,600	(27)	48	21	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		12,400	(735)	874	139	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		1,900	26	10	36	0
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.380%		2,900	(97)	45	0	(52)
RYL	China Government International Bond	1.000%	06/20/2015	0.141%		1,400	24	(11)	13	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		1,900	(22)	43	21	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%		500	(5)	9	4	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		400	(6)	10	4	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%	EUR	6,100	(91)	112	21	0

							$(2,278)	$3,412	$1,554	$(420)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$2,000	$19	$7	$26	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,315	0	36	36	0
MYC	MCDX-22 5-Year Index	1.000%	06/20/2019	3,000	26	11	37	0

					$45	$54	$99	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,600	$1	$(32)	$0	$(31)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	265,700	127	647	774	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		600	0	1	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		19,000	(8)	64	56	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		100	0	0	0	0
DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	1,900	0	(38)	0	(38)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(4)	0	(4)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	(1)	0	0	(1)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		62,300	24	157	181	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,800	(1)	4	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		12,000	(5)	40	35	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		23,000	(58)	72	14	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		19,100	4	52	56	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,000	1	(23)	0	(22)

							$84	$940	$1,120	$(96)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSLT Index	6,388,282	1-Month USD-LIBOR plus a specified spread	01/15/2015	$1,380,508		$18,115	$18,115	$0
	Pay	S&P 500 Total Return Index	393,673	1-Month USD-LIBOR plus a specified spread	01/15/2015	1,381,610		(16,514)	0	(16,514)
BRC	Pay	S&P 500 Total Return Index	175,050	3-Month USD-LIBOR plus a specified spread	07/15/2014	511,812		(109,872)	0	(109,872)
	Receive	ERAUSLT Index	320,320	1-Month USD-LIBOR plus a specified spread	04/28/2015	66,663		3,456	3,456	0
CBK	Receive	ERAUSLT Index	1,536,341	1-Month USD-LIBOR plus a specified spread	11/17/2014	292,850		43,527	43,527	0
JPM	Pay	S&P 500 Total Return Index	193,518	3-Month USD-LIBOR plus a specified spread	07/15/2014	552,413		(134,859)	0	(134,859)
	Receive	ERAUSLT Index	4,163,924	1-Month USD-LIBOR plus a specified spread	10/31/2014	765,562		145,961	145,961	0

								$(50,186)	$211,059	$(261,245)

Total Swap Agreements							$(2,149)	$(45,780)	$213,832	$(261,761)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(h)	Securities with an aggregate market value of $115,174 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$567,295	$138	$567,433
Industrials	0	161,510	0	161,510
Utilities	0	82,306	0	82,306
Municipal Bonds & Notes
California	0	36,423	0	36,423
Colorado	0	19,929	0	19,929
Illinois	0	2,916	0	2,916
New Jersey	0	1,317	0	1,317
New York	0	17,089	0	17,089
Ohio	0	6,624	0	6,624
Texas	0	9,715	0	9,715
Washington	0	1,928	0	1,928
U.S. Government Agencies	0	412,824	0	412,824
U.S. Treasury Obligations	0	198,395	0	198,395
Mortgage-Backed Securities	0	176,336	0	176,336
Asset-Backed Securities	0	63,166	0	63,166
Sovereign Issues	0	460,070	0	460,070
Convertible Preferred Securities
Banking & Finance	3,278	0	0	3,278
Preferred Securities
Banking & Finance	0	8,979	0	8,979
Short-Term Instruments
Certificates of Deposit	0	84,307	0	84,307
Commercial Paper	0	31,667	0	31,667
Mexico Treasury Bills	0	61,275	0	61,275
Slovenia Treasury Bills	0	20,907	0	20,907
U.S. Treasury Bills	0	53,954	0	53,954
	$3,278	$2,478,932	$138	$2,482,348

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$413,214	$0	$0	$413,214

Total Investments	$416,492	$2,478,932	$138	$2,895,562

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	548	59	0	607
Over the counter	0	218,461	0	218,461
	$548	$218,520	$0	$219,068

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,758)	0	(1,758)
Over the counter	0	(274,007)	(95)	(274,102)

	$0	$(275,765)	$(95)	$(275,860)

Totals	$417,040	$2,421,687	$43	$2,838,770

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® AR Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.5%
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.650% due 05/02/2016		$258	$258

Total Bank Loan Obligations (Cost $251)			258

CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 17.1%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		7,200	7,263
Ally Financial, Inc.
2.427% due 12/01/2014		10,800	10,845
3.500% due 07/18/2016		1,900	1,964
3.500% due 01/27/2019		5,000	5,061
4.625% due 06/26/2015		10,300	10,648
4.750% due 09/10/2018		3,115	3,314
5.500% due 02/15/2017		14,238	15,457
6.250% due 12/01/2017		2,500	2,800
8.300% due 02/12/2015		9,000	9,394
American Honda Finance Corp.
0.730% due 10/07/2016		6,700	6,755
American International Group, Inc.
8.250% due 08/15/2018		700	870
ASIF
3.000% due 02/17/2017	EUR	3,500	4,751
Banco del Estado de Chile
4.125% due 10/07/2020		$4,200	4,468
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,885
6.000% due 01/22/2020		800	890
Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	314
Banco Santander Chile
1.828% due 01/19/2016		1,000	1,010
Bank of America Corp.
0.554% due 08/15/2016		400	397
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.640% due 03/10/2017		17,100	17,107
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	12,900	30,223
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	212
6.500% due 03/10/2021		200	227
6.750% due 09/30/2022		8,100	9,274
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,400	6,175
CIT Group, Inc.
3.875% due 02/19/2019		$7,660	7,799
4.250% due 08/15/2017		5,075	5,307
4.750% due 02/15/2015		10,200	10,423
5.000% due 05/15/2017		1,200	1,282
5.250% due 03/15/2018		12,849	13,829
5.500% due 02/15/2019		17,157	18,648
Citigroup, Inc.
0.501% due 06/09/2016		11,100	11,004
0.904% due 11/15/2016		15,500	15,589
1.189% due 07/25/2016		19,400	19,621
1.250% due 01/15/2016		6,300	6,340
3.953% due 06/15/2016		1,200	1,267
4.450% due 01/10/2017		600	647
4.750% due 05/19/2015		18,764	19,453
4.875% due 05/07/2015		2,240	2,320
5.000% due 09/15/2014		12,700	12,813
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		18,100	18,090
11.000% due 06/30/2019 (c)		7,000	9,416
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		100	100
E*TRADE Financial Corp.
6.000% due 11/15/2017		2,595	2,712
6.750% due 06/01/2016		1,200	1,308
Export-Import Bank of Korea
4.000% due 01/29/2021		4,700	5,006
Ford Motor Credit Co. LLC
0.675% due 11/08/2016		11,700	11,701

1.329% due 08/28/2014		6,700	6,710
1.500% due 01/17/2017		4,480	4,507
2.500% due 01/15/2016		6,400	6,564
3.875% due 01/15/2015		9,000	9,162
3.984% due 06/15/2016		2,915	3,081
4.207% due 04/15/2016		5,285	5,580
4.250% due 02/03/2017		5,148	5,531
General Motors Financial Co., Inc.
4.750% due 08/15/2017		5,295	5,646
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	719
HBOS PLC
0.930% due 09/06/2017		$2,500	2,491
Industrial Bank of Korea
4.375% due 08/04/2015		3,400	3,532
International Lease Finance Corp.
2.181% due 06/15/2016		5,000	5,050
5.750% due 05/15/2016		3,600	3,863
6.500% due 09/01/2014		22,800	22,999
6.750% due 09/01/2016		800	889
8.625% due 09/15/2015		6,700	7,269
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,500	7,622
John Deere Capital Corp.
0.363% due 04/12/2016		30,500	30,502
JPMorgan Chase & Co.
0.676% due 04/23/2015		3,100	3,107
0.847% due 02/26/2016		32,800	32,999
1.125% due 02/26/2016		7,200	7,236
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	4,300	5,873
5.375% due 09/28/2016	GBP	7,300	13,421
KeyBank N.A.
7.413% due 10/15/2027		$4,000	4,227
Korea Development Bank
1.000% due 01/22/2016		2,000	2,003
3.000% due 09/14/2022		1,700	1,691
3.250% due 03/09/2016		4,000	4,155
3.500% due 08/22/2017		300	317
4.375% due 08/10/2015		700	729
Korea Exchange Bank
3.125% due 06/26/2017		3,200	3,334
LBG Capital PLC
8.500% due 12/17/2021 (c)		200	221
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,084
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		1,100	1,606
Morgan Stanley
0.706% due 10/15/2015		300	301
1.181% due 12/19/2014		4,800	4,819
1.509% due 04/25/2018		13,900	14,189
3.800% due 04/29/2016		3,200	3,361
Nordea Bank AB
0.590% due 04/04/2017		7,800	7,816
PKO Finance AB
4.630% due 09/26/2022		700	731
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,200	2,332
SLM Corp.
5.500% due 01/15/2019		1,600	1,704
6.250% due 01/25/2016		23,000	24,524
8.450% due 06/15/2018		2,000	2,369
Springleaf Finance Corp.
5.750% due 09/15/2016		900	959
6.900% due 12/15/2017		6,200	6,897
State Bank of India
4.500% due 07/27/2015		1,000	1,031
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,314	2,941
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		200	199
Union Bank N.A.
0.624% due 05/05/2017		10,300	10,301
Wells Fargo & Co.
0.688% due 04/22/2019		1,800	1,806
0.758% due 07/20/2016		19,000	19,130
1.250% due 07/20/2016		3,000	3,027
Wells Fargo Bank N.A.
0.508% due 07/20/2015		6,900	6,919
XLIT Ltd.
5.250% due 09/15/2014		2,000	2,019

			678,074

INDUSTRIALS 6.2%
21st Century Fox America, Inc.
5.300% due 12/15/2014	3,200	3,272
AbbVie, Inc.
0.983% due 11/06/2015	12,035	12,139
Braskem Finance Ltd.
5.750% due 04/15/2021	5,800	6,093
Canadian National Railway Co.
0.423% due 11/06/2015	4,900	4,903
Daimler Finance North America LLC
0.580% due 03/10/2017	14,900	14,926
0.829% due 01/09/2015	7,800	7,818
0.905% due 08/01/2016	8,200	8,279
1.250% due 01/11/2016	3,000	3,027
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	3,690	3,993
DISH DBS Corp.
4.250% due 04/01/2018	3,675	3,831
7.125% due 02/01/2016	9,030	9,786
7.750% due 05/31/2015	6,943	7,373
Enbridge, Inc.
0.885% due 10/01/2016	5,400	5,433
Gerdau Holdings, Inc.
7.000% due 01/20/2020	800	908
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,100	4,397
Gilead Sciences, Inc.
2.400% due 12/01/2014	7,900	7,965
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	8,258	8,453
HCA, Inc.
3.750% due 03/15/2019	13,800	13,955
6.375% due 01/15/2015	1,000	1,026
6.500% due 02/15/2016	900	971
Johnson & Johnson
0.299% due 11/28/2016	23,700	23,737
KazMunayGas National Co. JSC
11.750% due 01/23/2015	5,100	5,397
Kroger Co.
0.756% due 10/17/2016	8,200	8,223
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	4,000	4,298
MGM Resorts International
6.625% due 07/15/2015	585	616
6.875% due 04/01/2016	100	109
7.500% due 06/01/2016	6,342	7,016
7.625% due 01/15/2017	1,100	1,246
10.000% due 11/01/2016	200	238
NBCUniversal Media LLC
2.875% due 04/01/2016	2,100	2,180
PepsiCo, Inc.
0.425% due 07/30/2015	22,500	22,550
Petrobras International Finance Co.
3.875% due 01/27/2016	900	930
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,830
Rohm & Haas Co.
6.000% due 09/15/2017	144	163
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,895	4,016
Schlumberger Investment S.A.
0.780% due 09/12/2014	2,700	2,703
STATS ChipPAC Ltd.
4.500% due 03/20/2018	1,300	1,313
United Airlines, Inc.
6.750% due 09/15/2015	1,600	1,618
USG Corp.
8.375% due 10/15/2018	8,800	9,302
Volkswagen International Finance NV
0.556% due 11/18/2015	9,500	9,532
Woodside Finance Ltd.
4.500% due 11/10/2014	2,100	2,129

		247,694

UTILITIES 3.0%
AT&T, Inc.
0.654% due 03/30/2017	11,100	11,129
0.900% due 02/12/2016	1,900	1,906
Majapahit Holding BV
7.750% due 01/20/2020	500	587

Petrobras Global Finance BV
2.000% due 05/20/2016	19,000	19,058
Shell International Finance BV
0.293% due 11/10/2015	6,600	6,606
0.434% due 11/15/2016	5,500	5,508
Sprint Communications, Inc.
6.000% due 12/01/2016	1,800	1,964
8.375% due 08/15/2017	6,750	7,906
Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,186
Verizon Communications, Inc.
0.430% due 03/06/2015	1,900	1,901
0.631% due 06/09/2017	17,700	17,733
1.002% due 06/17/2019	200	203
1.761% due 09/15/2016	22,500	23,132
1.981% due 09/14/2018	10,400	10,984
2.500% due 09/15/2016	2,500	2,578
3.650% due 09/14/2018	7,100	7,589

		119,970

Total Corporate Bonds & Notes (Cost $1,034,464)		1,045,738

MUNICIPAL BONDS & NOTES 0.4%
NEW YORK 0.3%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.551% due 11/15/2028	13,200	13,200

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,300	1,830

Total Municipal Bonds & Notes (Cost $14,790)		15,030

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
0.212% due 12/25/2036	200	195
0.502% due 03/25/2037 - 09/25/2042	731	727
0.532% due 07/25/2037	213	213
0.552% due 09/25/2035	280	281
0.562% due 09/25/2035	703	705
0.782% due 05/25/2040	249	253
0.872% due 06/25/2037	115	117
0.875% due 08/28/2017 - 12/20/2017	29,100	28,888
0.882% due 06/25/2040	2,142	2,167
0.892% due 03/25/2040	561	569
0.902% due 11/25/2039 - 01/25/2040	859	870
0.972% due 12/25/2039	159	162
1.052% due 07/25/2039	137	140
1.250% due 01/30/2017	300	304
1.324% due 06/01/2043 - 07/01/2044	312	321
1.911% due 10/01/2034	33	34
1.967% due 11/01/2034	10	11
1.979% due 11/01/2035	78	82
1.981% due 05/01/2035	16	16
2.167% due 09/01/2035	277	295
2.193% due 01/01/2035	276	293
2.222% due 10/01/2035	77	82
2.242% due 07/01/2035	232	248
2.269% due 05/25/2035	48	50
2.277% due 12/01/2033	191	202
2.300% due 03/01/2035	27	28
2.308% due 07/01/2035	192	208
2.310% due 08/01/2022	200	196
2.330% due 08/01/2035	331	359
2.356% due 05/01/2036	147	157
2.374% due 09/01/2035	224	242
2.415% due 07/01/2034	273	291
2.429% due 06/01/2035	398	426
2.437% due 09/01/2036	136	144
2.480% due 12/01/2033	29	31
2.482% due 08/01/2035	434	464
2.491% due 07/01/2036	147	157
2.560% due 08/01/2036	127	136
2.590% due 07/01/2022	870	869
2.614% due 06/01/2035	530	567
2.870% due 09/01/2027	100	95
2.920% due 06/01/2022	2,555	2,615
3.156% due 05/01/2022	2,064	2,164
4.000% due 05/01/2018 - 11/01/2028	22,085	23,544
4.500% due 02/01/2018 - 07/01/2044	111,935	120,709
4.500% due 08/01/2044	61,000	65,891
5.000% due 05/11/2017 - 07/01/2044	31,759	35,294
5.000% due 08/01/2044	20,000	22,145

5.500% due 10/01/2021 - 08/01/2044	32,347	36,180
6.000% due 02/01/2029 - 05/01/2041	1,663	1,878
6.500% due 09/01/2034	9	11
Freddie Mac
0.302% due 07/15/2019	180	180
0.412% due 08/25/2031	101	99
0.482% due 02/15/2037	23	23
0.552% due 06/15/2018	21	21
0.702% due 07/15/2041	1,645	1,655
0.722% due 06/15/2041	1,577	1,591
0.762% due 07/15/2037	356	359
0.822% due 08/15/2037	311	314
0.852% due 08/15/2037	399	405
1.007% due 01/15/2038	228	232
1.250% due 05/12/2017	1,000	1,012
1.319% due 02/25/2045	45	46
4.000% due 06/15/2038	1,242	1,263
4.500% due 09/01/2039 - 07/01/2044	4,148	4,486
5.000% due 03/01/2038	8,343	9,232
5.500% due 06/01/2027 - 05/01/2040	4,377	4,886
6.000% due 02/01/2034 - 07/01/2044	5,523	6,212
Ginnie Mae
5.000% due 06/15/2034 - 06/15/2041	10,141	11,149
6.000% due 05/15/2037 - 07/15/2037	327	369
NCUA Guaranteed Notes
0.602% due 10/07/2020	307	309
Small Business Administration
5.290% due 12/01/2027	285	312
5.490% due 03/01/2028	2,614	2,900
5.600% due 09/01/2028	2,607	2,892

Total U.S. Government Agencies (Cost $397,959)		401,973

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	8,762	8,820
0.375% due 07/15/2023	4,380	4,464
0.625% due 07/15/2021 (h)	9,045	9,528
1.125% due 01/15/2021	433	470
1.250% due 07/15/2020 (h)	435	477
1.750% due 01/15/2028	7,807	8,984
2.000% due 07/15/2014 (h)	58,477	58,614
2.000% due 01/15/2026	6,330	7,455
2.375% due 01/15/2025	7,923	9,597
2.375% due 01/15/2027	16,221	19,898
2.500% due 01/15/2029	6,404	8,074
3.625% due 04/15/2028	586	823
3.875% due 04/15/2029	3,316	4,845
U.S. Treasury Notes
0.109% due 04/30/2016 (h)	413	413
2.500% due 05/15/2024 (f)	406,600	405,806

Total U.S. Treasury Obligations (Cost $545,259)		548,268

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
2.322% due 02/25/2045	109	110
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	900	965
Banc of America Funding Corp.
0.411% due 10/03/2039	11,973	11,866
0.433% due 06/20/2047	600	392
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 01/25/2034	881	888
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	429	398
0.592% due 07/25/2035	2,169	2,195
2.790% due 09/25/2035	121	106
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	96	104
5.405% due 12/11/2040	3,100	3,226
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	446	373
Chaseflex Trust
0.452% due 07/25/2037	1,357	1,141
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041	8,382	8,418
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	207	204
2.500% due 10/25/2035	109	108
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.401% due 07/15/2044	2,981	3,101
Countrywide Alternative Loan Trust
0.312% due 12/25/2046 ^	6,861	6,479
0.332% due 05/25/2047	447	389
0.342% due 09/25/2046 ^	2,163	1,780

0.432% due 02/25/2037		2,229	1,791
0.652% due 05/25/2035		12,083	10,177
2.435% due 05/25/2036		2,540	1,891
6.000% due 11/25/2034		3,785	3,930
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		87	80
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,413	2,621
5.383% due 02/15/2040		249	271
5.460% due 09/15/2039		10,088	10,909
Credit Suisse Mortgage Capital Certificates
0.302% due 03/27/2036		3,565	3,494
DBRR Trust
0.853% due 02/25/2045		4,863	4,862
Deutsche ALT-A Securities, Inc.
0.482% due 02/25/2036		5,428	3,830
Eddystone Finance PLC
1.053% due 04/19/2021	GBP	5,230	8,772
First Horizon Alternative Mortgage Securities Trust
2.206% due 08/25/2035		$660	594
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		399	380
Granite Master Issuer PLC
0.293% due 12/20/2054	EUR	1,273	1,736
0.313% due 12/20/2054		131	178
0.353% due 12/20/2054		$131	130
0.734% due 12/20/2054	GBP	4,222	7,190
0.814% due 12/20/2054		2,111	3,599
Granite Mortgages PLC
0.874% due 06/20/2044		1,279	2,190
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$237	234
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	101
5.246% due 04/10/2037		2,300	2,309
6.015% due 07/10/2038		2,400	2,573
GSR Mortgage Loan Trust
2.657% due 09/25/2035		625	633
5.017% due 11/25/2035		328	328
6.000% due 05/25/2037		1,436	1,367
HarborView Mortgage Loan Trust
0.405% due 01/19/2036		1,079	770
IndyMac Mortgage Loan Trust
2.359% due 01/25/2036		409	344
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		3,127	3,381
5.420% due 01/15/2049		2,749	3,005
5.439% due 01/15/2049		10,820	11,902
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		35	32
Lanark Master Issuer PLC
1.628% due 12/22/2054		4,813	4,881
LB Commercial Mortgage Trust
6.045% due 07/15/2044		12,468	13,842
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,348	3,585
Leek Finance Ltd.
0.450% due 12/21/2038		2,817	2,910
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		718	688
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		340	314
1.572% due 10/25/2035		4,526	4,485
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	660
Morgan Stanley Capital Trust
5.376% due 11/14/2042		3,132	3,249
5.610% due 04/15/2049		88	89
Residential Accredit Loans, Inc. Trust
0.337% due 08/25/2036		2,880	2,251
3.572% due 12/25/2035		1,147	963
Sequoia Mortgage Trust
0.363% due 06/20/2036		1,238	1,104
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	17	23
Structured Adjustable Rate Mortgage Loan Trust
0.472% due 10/25/2035		$6,800	6,033
1.523% due 01/25/2035		340	277
2.472% due 08/25/2034		613	606
2.488% due 01/25/2035		688	650
2.518% due 08/25/2035		277	262
2.580% due 09/25/2035		433	395
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035		176	161
0.432% due 02/25/2036		195	157

Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		265	252
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		1,384	1,375
5.749% due 07/15/2045		1,601	1,738
Wachovia Mortgage Loan Trust LLC
2.754% due 05/20/2036 ^		933	822
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045		76	72
0.472% due 01/25/2045		450	433
1.123% due 02/25/2046		978	927
1.323% due 11/25/2042		70	69
1.932% due 02/27/2034		202	201
2.201% due 10/25/2046		233	215
2.201% due 12/25/2046		918	885
2.576% due 06/25/2037		938	830
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041		21	21
Wells Fargo Alternative Loan Trust
2.619% due 07/25/2037		12,310	10,514
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		4,572	4,461
2.613% due 03/25/2036		487	489

Total Mortgage-Backed Securities (Cost $203,949)			208,736

ASSET-BACKED SECURITIES 3.8%
Ally Auto Receivables Trust
0.480% due 02/15/2017		32,500	32,504
Apidos CDO Ltd.
0.488% due 07/27/2017		21	21
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.970% due 02/25/2034		2,348	2,182
Asset-Backed Funding Certificates Trust
0.372% due 01/25/2037		5,314	3,368
1.202% due 03/25/2034		7,773	6,072
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		76	75
0.792% due 07/25/2035		500	454
Avenue CLO Ltd.
0.488% due 07/20/2018		424	425
Bacchus Ltd.
0.468% due 01/20/2019		2,946	2,944
Bear Stearns Asset-Backed Securities Trust
0.312% due 08/25/2036		3,530	2,833
0.422% due 06/25/2036		4,800	3,964
0.830% due 10/25/2035		4,800	3,337
Bumper S.A.
1.358% due 02/23/2023	EUR	1,379	1,896
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		$2,197	2,197
Citibank Omni Master Trust
2.902% due 08/15/2018		1,400	1,405
Citigroup Mortgage Loan Trust, Inc.
0.312% due 09/25/2036		7,865	5,000
Cornerstone CLO Ltd.
0.446% due 07/15/2021		5,800	5,722
Countrywide Asset-Backed Certificates
0.502% due 04/25/2036		6,010	5,911
Credit Suisse Mortgage Capital Certificates
0.750% due 09/25/2037		10,166	8,923
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		38	21
Duane Street CLO Ltd.
0.478% due 01/11/2021		2,324	2,302
Fremont Home Loan Trust
0.212% due 01/25/2037		18	8
GE Equipment Transportation LLC
0.200% due 06/23/2015		16,500	16,500
GSAMP Trust
0.392% due 12/25/2035		5,774	5,263
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	49	66
Hillmark Funding
0.477% due 05/21/2021		$997	985
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		198	198
Lafayette CLO Ltd.
1.630% due 09/06/2022		77	77
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		17	15
Morgan Stanley ABS Capital, Inc. Trust
0.402% due 03/25/2037		4,612	2,606
Nash Point CLO
0.644% due 07/25/2022	EUR	1,437	1,960

National Collegiate Student Loan Trust
0.392% due 11/27/2028		$5,066	4,968
Nob Hill CLO Ltd.
0.474% due 08/15/2018		608	607
Pacifica CDO Corp.
0.488% due 01/26/2020		478	477
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		56	57
Residential Asset Mortgage Products Trust
0.312% due 02/25/2037		4,777	4,324
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036		2,599	2,479
SG Mortgage Securities Trust
0.332% due 02/25/2036		15,576	8,970
SLM Private Education Loan Trust
1.202% due 06/15/2023		996	1,002
3.402% due 05/16/2044		316	336
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	1,901	2,574
Specialty Underwriting & Residential Finance Trust
0.450% due 12/25/2036		$4,900	3,789
Structured Asset Securities Corp. Mortgage Loan Trust
0.472% due 05/25/2037		2,778	2,512
Venture CDO Ltd.
0.448% due 07/22/2021		600	592
Wood Street CLO BV
0.657% due 11/22/2021	EUR	426	578

Total Asset-Backed Securities (Cost $146,083)			152,499

SOVEREIGN ISSUES 12.5%
Autonomous Community of Valencia
4.375% due 07/16/2015		100	142
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016		16,400	23,147
2.750% due 12/01/2015		10,900	15,402
3.000% due 06/15/2015		8,300	11,648
3.000% due 11/01/2015		4,700	6,651
3.750% due 08/01/2015		30,300	42,962
3.750% due 04/15/2016		15,500	22,425
3.750% due 08/01/2016		8,300	12,098
4.500% due 07/15/2015		38,800	55,378
4.750% due 05/01/2017		1,000	1,520
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		4,000	5,455
0.000% due 12/31/2015		5,600	7,607
0.000% due 04/29/2016		21,900	29,646
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,000	2,094
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	5,644	493
5.000% due 06/16/2016 (b)		11,391	966
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	4,108
Spain Government International Bond
3.000% due 04/30/2015	EUR	12,500	17,507
3.150% due 01/31/2016		6,500	9,286
3.250% due 04/30/2016		100	144
3.300% due 07/30/2016		40,500	58,637
3.750% due 10/31/2015		23,900	34,206
3.800% due 01/31/2017		5,100	7,545
4.000% due 07/30/2015		57,300	81,588
4.250% due 10/31/2016		31,800	47,191

Total Sovereign Issues (Cost $492,447)			497,846

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.4%
CERTIFICATES OF DEPOSIT 3.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.078% due 05/16/2016		$8,000	8,001
Bank of Nova Scotia
1.270% due 02/10/2015	CAD	36,200	33,663
Credit Suisse
0.465% due 03/17/2015		$2,300	2,300
0.474% due 03/31/2015		32,600	32,600
Intesa Sanpaolo SpA
1.650% due 04/07/2015		31,100	31,262
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		3,800	3,782
Royal Bank of Canada
1.370% due 05/07/2015	CAD	33,800	31,676

			143,284

COMMERCIAL PAPER 1.2%
Entergy Corp.
0.900% due 10/02/2014		$12,000	11,972
Ford Motor Credit Co. LLC
0.880% due 07/14/2014		1,100	1,100
0.900% due 07/01/2014		400	400
0.900% due 08/05/2014		1,200	1,199
0.900% due 09/16/2014		3,600	3,593
Glencore Funding LLC
0.690% due 10/03/2014		26,200	26,153
Vodafone Group PLC
0.600% due 06/29/2015		1,300	1,292

			45,709

REPURCHASE AGREEMENTS (d) 0.0%			1,204

SHORT-TERM NOTES 0.1%
Korea Development Bank
0.770% due 08/20/2014		5,600	5,600

GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	10,800	14,647

SLOVENIA TREASURY BILLS 0.1%
0.761% due 04/09/2015		1,800	2,455

U.S. TREASURY BILLS 0.0%
0.051% due 10/16/2014 (a)(g)		$245	245

Total Short-Term Instruments (Cost $211,949)			213,144

Total Investments in Securities (Cost $3,047,151)			3,083,492

	SHARES
INVESTMENTS IN AFFILIATES 27.0%
SHORT-TERM INSTRUMENTS 27.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.0%
PIMCO Short-Term Floating NAV Portfolio		264	3
PIMCO Short-Term Floating NAV Portfolio III		107,487,753	1,074,017

Total Short-Term Instruments (Cost $1,073,902)			1,074,020

Total Investments in Affiliates (Cost $1,073,902)			1,074,020

Total Investments 104.5% (Cost $4,121,053)			$4,157,512
Financial Derivative Instruments (f)(h) 3.9% (Cost or Premiums, net $(3,561))			156,588
Other Assets and Liabilities, net (8.4%)			(335,832)

Net Assets 100.0%			$3,978,268

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,204	Fannie Mae 2.110% due 11/07/2022	$(1,172)	$1,204	$1,204
					Freddie Mac 2.070% due 11/07/2022	(57)

Total Repurchase Agreements						$(1,229)	$1,204	$1,204

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.050%	06/30/2014	07/01/2014	$(17,000)	$(17,000)
SOG	(0.020%)	07/01/2014	07/08/2014	(15,119)	(15,119)

Total Reverse Repurchase Agreements					$(32,119)

Sale-buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
UBS	0.200%	06/30/2014	07/01/2014	$(2,503)	$(2,503)

Total Sale-Buyback Transactions					$(2,503)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $37,154 at a weighted average interest rate of (0.140%).

(e)	Securities with an aggregate market value of $34,532 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	4,981	$1,535	$249	$0
90-Day Eurodollar December Futures	Long	12/2016	111	23	6	0
90-Day Eurodollar June Futures	Long	06/2016	490	729	24	0
90-Day Eurodollar March Futures	Long	03/2016	977	1,768	61	0
90-Day Eurodollar March Futures	Long	03/2017	111	28	7	0
90-Day Eurodollar September Futures	Long	09/2015	12,031	3,688	451	0
90-Day Eurodollar September Futures	Long	09/2016	164	46	8	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,774	(207)	125	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	576	(255)	45	0

Total Futures Contracts				$7,355	$976	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$85,500	$1,714	$367	$0	$(39)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	8,600	220	107	0	(13)

					$1,934	$474	$0	$(52)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$14,500	$(124)	$(107)	$4	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	117,900	1,020	106	15	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	18,900	179	148	3	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	23,400	2,520	1,664	0	(125)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	145,400	(5,740)	(14,813)	0	(865)

					$(2,145)	$(13,002)	$22	$(990)

Total Swap Agreements					$(211)	$(12,528)	$22	$(1,042)

(g)	Securities with an aggregate market value of $22,553 and cash of $2,933 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	1,124		$510	$2	$0
	07/2014	GBP	40,448		68,034	0	(1,189)
	07/2014		$500	BRL	1,124	9	0
	07/2014		55,939	EUR	41,170	435	0
	07/2014		65,280	GBP	38,458	537	0
	08/2014	GBP	38,458		$65,263	0	(536)
	05/2015	CAD	33,346		30,379	0	(635)
	06/2015	EUR	16,763		22,791	0	(203)
	06/2016		47,448		64,963	0	(591)
BPS	07/2014	BRL	2,247		1,020	3	0
	07/2014	EUR	407,439		555,688	0	(2,219)
	07/2014		$1,000	BRL	2,247	17	0
	08/2014	EUR	100		$127	0	(10)
	06/2015		7,559		10,251	0	(118)
BRC	07/2014		11,262		15,285	0	(136)
	07/2014	JPY	234,300		2,298	0	(15)
	07/2014		$53,291	EUR	39,285	502	0
	09/2014	CAD	868		$798	0	(14)
	06/2015	EUR	9,566		12,996	0	(126)
	06/2016		8,931		12,281	0	(61)
CBK	07/2014		4,430		6,029	0	(37)
	02/2015	CAD	35,853		32,730	0	(685)
DUB	07/2014		$10,776	EUR	7,938	93	0
	06/2016	EUR	4,915		$6,730	0	(61)
FBF	07/2014		$18,685	EUR	13,793	202	0
	06/2015	EUR	13,793		$18,721	0	(200)
GLM	08/2014		$6,187	MXN	81,496	72	0
	10/2014		6,329		82,546	0	(14)
HUS	07/2014	TRY	2,113		$997	3	0
	07/2014		$13,299	EUR	9,812	137	0
	07/2014		1,080	MXN	14,097	5	0
JPM	07/2014	BRL	4,447		$2,019	6	0
	07/2014	EUR	2,399		3,247	0	(38)
	07/2014	JPY	3,028,258		29,733	0	(161)
	07/2014		$1,987	BRL	4,447	26	0
	07/2014		347,151	EUR	255,352	2,503	0
	07/2014		3,375	GBP	1,990	30	0
	07/2014		32,125	JPY	3,262,558	80	0
	08/2014	BRL	4,447		$1,969	0	(25)
	08/2014	EUR	255,352		347,193	0	(2,506)
	08/2014	JPY	3,262,558		32,132	0	(81)
MSC	07/2014		$17,087	EUR	12,541	85	0
	06/2016	EUR	12,541		$17,248	0	(77)
NAB	07/2014		$50,101	EUR	36,868	382	0
	06/2015	EUR	18,909		$25,672	0	(266)
	06/2016		27,262		37,433	0	(235)
RBC	07/2014		532		722	0	(7)
	09/2014		$14,839	MXN	192,979	0	(47)
UAG	07/2014	BRL	9,076		$4,042	0	(66)
	07/2014		$4,110	BRL	9,076	9	(11)
	07/2014		12,590	EUR	9,303	149	0
	08/2014		2,048	BRL	4,629	28	0

Total Forward Foreign Currency Contracts						$5,315	$(10,370)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$384,000	$(1,133)	$(1,231)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	382,900	(515)	(515)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	382,900	(1,646)	(1,646)

							$(3,294)	$(3,392)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY 80.000	02/18/2019	$1,600	$(89)	$(65)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$(1)

Total Written Options						$(3,401)	$(3,458)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	0.544%	$300	$0	$9	$9	$0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	13,300	(154)	253	99	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%	2,400	(56)	97	41	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	6,300	(113)	139	26	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	700	(13)	16	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,800	(4)	40	36	0
BRC	Brazil Government International Bond	1.000%	03/20/2016	0.524%	300	(2)	5	3	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	800	(1)	8	7	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%	1,800	20	11	31	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	500	(8)	12	4	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	500	(11)	15	4	0
CBK	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%	1,400	(10)	37	27	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.155%	600	21	(14)	7	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	4,000	23	17	40	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	400	(9)	12	3	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%	1,000	16	3	19	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%	100	(4)	5	1	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	1,200	15	(3)	12	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	5,500	(90)	120	30	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	4,200	(54)	71	17	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.283%	1,800	23	6	29	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	800	(6)	17	11	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	1,900	5	26	31	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	20,900	(1)	365	364	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,700	(2)	17	15	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	9,700	(24)	220	196	0
GST	Italy Government International Bond	1.000%	06/20/2017	0.669%	800	5	3	8	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	2,800	(26)	64	38	0
	MetLife, Inc.	1.000%	03/20/2015	0.075%	2,000	(121)	135	14	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	7,100	(219)	320	101	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	9,200	4	155	159	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.319%	300	(8)	10	2	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	600	(6)	11	5	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	500	(2)	6	4	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	5,800	(155)	206	51	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	5,500	(92)	122	30	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	1,800	(13)	21	8	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	600	(2)	14	12	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.319%	1,000	(11)	18	7	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	100	(1)	2	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	11,700	(6)	209	203	0
MYC	China Government International Bond	1.000%	06/20/2016	0.241%	1,500	(46)	69	23	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	2,300	8	15	23	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	2,800	(46)	62	16	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	1,400	(9)	28	19	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	5,400	11	83	94	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	300	1	1	2	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%	500	(5)	9	4	0

						$(1,180)	$3,073	$1,893	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$4,400	$257	$(159)	$98	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	116	(96)	20	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	675	0	10	10	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	10,000	725	(502)	223	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	1,543	0	24	24	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	79	(63)	16	0

					$1,177	$(786)	$391	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,200	$2	$(45)	$0	$(43)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	9,600	5	23	28	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		73,300	11	118	129	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		11,000	(8)	41	33	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		9,000	(1)	(1)	0	(2)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	1,000	4	(23)	0	(19)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017		1,200	0	(24)	0	(24)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		2,300	0	(50)	0	(50)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	4,300	2	11	13	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		900	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		6,000	(2)	20	18	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		50,000	(80)	149	69	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		18,000	(46)	56	10	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,400	0	4	4	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		97,000	15	156	171	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		7,000	(5)	25	20	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		32,000	(52)	96	44	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	0	(35)	0	(35)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	5,000	(1)	0	0	(1)

							$(157)	$523	$540	$(174)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	ERAUSLT Index	254,601	1-Month USD-LIBOR plus a specified spread	01/15/2015	$55,019		$722	$722	$0
	Receive	ERAUSLT Index	1,227,732	1-Month USD-LIBOR plus a specified spread	06/01/2015	262,664		6,108	6,108	0
BPS	Receive	ERAUSLT Index	1,587,684	1-Month USD-LIBOR plus a specified spread	06/15/2015	330,110		17,493	17,493	0
BRC	Receive	ERAUSLT Index	771,527	1-Month USD-LIBOR plus a specified spread	09/30/2014	137,562		31,330	31,330	0
	Receive	ERAUSLT Index	1,429,078	1-Month USD-LIBOR plus a specified spread	10/31/2014	304,737		8,086	8,086	0
	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	04/28/2015	1,174,170		60,879	60,879	0
CBK	Receive	ERAUSLT Index	1,757,852	1-Month USD-LIBOR plus a specified spread	10/15/2014	379,872		5,009	5,009	0
JPM	Receive	ERAUSLT Index	2,198,769	1-Month USD-LIBOR plus a specified spread	01/15/2015	475,154		6,236	6,236	0
	Receive	ERAUSLT Index	1,479,728	1-Month USD-LIBOR plus a specified spread	02/17/2015	300,747		23,213	23,213	0
	Receive	ERAUSLT Index	1,347,375	1-Month USD-LIBOR plus a specified spread	04/15/2015	291,589		3,419	3,419	0

								$162,495	$162,495	$0

Total Swap Agreements							$(160)	$165,305	$165,319	$(174)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$258	$0	$258
Corporate Bonds & Notes
Banking & Finance	0	659,984	18,090	678,074
Industrials	0	247,694	0	247,694
Utilities	0	119,970	0	119,970
Municipal Bonds & Notes
New York	0	13,200	0	13,200
Ohio	0	1,830	0	1,830
U.S. Government Agencies	0	401,973	0	401,973
U.S. Treasury Obligations	0	548,268	0	548,268
Mortgage-Backed Securities	0	203,874	4,862	208,736
Asset-Backed Securities	0	152,499	0	152,499
Sovereign Issues	0	497,846	0	497,846
Short-Term Instruments
Certificates of Deposit	0	143,284	0	143,284
Commercial Paper	0	45,709	0	45,709
Repurchase Agreements	0	1,204	0	1,204
Short-Term Notes	0	5,600	0	5,600
Greece Treasury Bills	0	14,647	0	14,647
Slovenia Treasury Bills	0	2,455	0	2,455
U.S. Treasury Bills	0	245	0	245
	$0	$3,060,540	$22,952	$3,083,492

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,074,020	$0	$0	$1,074,020

Total Investments	$1,074,020	$3,060,540	$22,952	$4,157,512

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	976	22	0	998
Over the counter	0	170,634	0	170,634
	$976	$170,656	$0	$171,632

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,042)	0	(1,042)
Over the counter	0	(14,001)	(1)	(14,002)

	$0	$(15,043)	$(1)	$(15,044)

Totals	$1,074,996	$3,216,153	$22,951	$4,314,100

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.8%
AUSTRALIA 1.8%
SOVEREIGN ISSUES 1.8%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	$58,276

Total Australia (Cost $64,240)			58,276

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Hypo Alpe-Adria-Bank International AG
2.875% due 10/15/2014	CHF	3,500	3,911

Total Austria (Cost $3,865)			3,911

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,400

Total Bahrain (Cost $3,944)			4,400

BELGIUM 0.5%
CORPORATE BONDS & NOTES 0.5%
KBC Bank NV
8.000% due 01/25/2023		$12,600	14,408

Total Belgium (Cost $13,808)			14,408

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$1,000	1,051
4.750% due 02/16/2021		1,000	1,089
5.000% due 10/19/2025		200	214
7.875% due 06/10/2019		1,850	2,317

Total Bermuda (Cost $4,464)			4,671

BRAZIL 2.8%
CORPORATE BONDS & NOTES 0.6%
CSN Islands Corp.
6.875% due 09/21/2019		$1,580	1,683
CSN Resources S.A.
6.500% due 07/21/2020		1,940	2,018
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		1,500	1,498
5.650% due 03/19/2022		6,850	7,098
Petrobras Global Finance BV
6.250% due 03/17/2024		6,400	6,828
Vale Overseas Ltd.
6.250% due 01/11/2016		30	32

			19,157

SOVEREIGN ISSUES 2.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	173,560	68,757

Total Brazil (Cost $86,936)			87,914

CANADA 2.7%
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,930	1,935

CORPORATE BONDS & NOTES 0.5%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,112
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,725

			16,837

SOVEREIGN ISSUES 2.1%
Canada Government CPI Linked Bond
3.000% due 12/01/2036	CAD	9,359	13,049
Canada Government International Bond
4.000% due 06/01/2041		900	1,035
Canada Housing Trust
2.400% due 12/15/2022		55,600	51,805

			65,889

Total Canada (Cost $87,632)			84,661

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.2%
BlackRock Senior Income
0.468% due 04/20/2019		$540	535
Denali Capital CLO Ltd.
0.488% due 04/21/2020		67	67
Dryden Senior Loan Fund
1.396% due 01/15/2022		3,400	3,400
Galaxy CLO Ltd.
0.469% due 04/25/2019		377	376
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019		463	461
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019		108	108
Octagon Investment Partners Ltd.
0.529% due 11/28/2018		102	102
Pacifica CDO Corp.
0.488% due 01/26/2020		299	298

			5,347

CORPORATE BONDS & NOTES 0.2%
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,000	6,141

Total Cayman Islands (Cost $11,294)			11,488

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,730	462
China Government International Bond
3.290% due 04/18/2020		1,840	287
3.320% due 06/12/2015		360	58
3.380% due 05/23/2023		900	138
4.080% due 08/22/2023		900	145

Total China (Cost $1,069)			1,090

COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
5.875% due 09/18/2023		$3,600	4,056
5.875% due 05/28/2045		7,600	7,912

Total Colombia (Cost $11,574)			11,968

DENMARK 10.3%
CORPORATE BONDS & NOTES 10.3%
Nykredit Realkredit A/S
1.348% due 04/01/2038	DKK	97	18
2.000% due 10/01/2014		425,400	78,390
2.000% due 04/01/2015		709,500	131,988
Realkredit Danmark A/S
2.000% due 01/01/2015		345,000	63,925
2.000% due 04/01/2015		285,000	53,035

Total Denmark (Cost $327,262)			327,356

FRANCE 4.2%
CORPORATE BONDS & NOTES 2.8%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,700	5,141
4.000% due 06/24/2015		3,450	4,842
4.250% due 02/25/2016		8,000	11,422
4.875% due 09/25/2015		6,400	9,128
6.000% due 07/16/2014		2,600	3,565
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$9,000	9,195
Caisse Francaise de Financement Local
1.800% due 05/09/2017	JPY	1,000,000	10,294
Credit Agricole S.A.
3.875% due 04/15/2024		$1,000	1,015
6.500% due 06/23/2021 (c)	EUR	5,300	7,707
Dexia Credit Local S.A.
1.250% due 10/18/2016		$25,000	25,185

			87,494

SOVEREIGN ISSUES 1.4%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		23,750	23,944
France Government Bond
2.250% due 05/25/2024	EUR	7,200	10,450
3.250% due 05/25/2045		1,300	1,982
Unédic
0.375% due 04/29/2016		7,000	9,647

			46,023

Total France (Cost $130,757)			133,517

GERMANY 7.6%
CORPORATE BONDS & NOTES 2.2%
DekaBank Deutsche Girozentrale
0.342% due 12/15/2015	EUR	2,500	3,428
Erste Abwicklungsanstalt
4.000% due 05/05/2015		1,439	2,034
FMS Wertmanagement AoeR
0.375% due 05/22/2015		5,300	7,274
1.625% due 02/22/2017		7,300	10,375
2.250% due 07/14/2014		3,000	4,111
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		11,701	18,905
4.750% due 06/04/2018		622	991
Investitionsbank Berlin
0.382% due 01/25/2017		15,000	20,550
KFW
4.250% due 07/04/2014		1,300	1,780

			69,448

SOVEREIGN ISSUES 5.4%
Land Thueringen
2.875% due 05/11/2015		4,400	6,165
Republic of Germany
0.750% due 04/15/2018 (b)		83,971	121,110
State of Berlin
0.515% due 02/15/2016		1,750	2,404
State of Hesse
2.000% due 06/16/2015		3,357	4,679
3.250% due 10/14/2015		13,969	19,896
State of Lower Saxony
0.317% due 09/10/2020		5,605	7,661
2.875% due 05/06/2015		4,400	6,165
State of North Rhine-Westphalia
0.282% due 09/15/2017		2,300	3,150

			171,230

Total Germany (Cost $234,162)			240,678

GREECE 0.2%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,200	5,482

Total Greece (Cost $5,437)			5,482

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$7,700	7,906

Total Hong Kong (Cost $7,667)			7,906

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,136
5.000% due 01/15/2016		1,500	1,574
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,730
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	523
State Bank of India
4.500% due 07/27/2015		1,000	1,031

Total India (Cost $10,519)			10,994

INDONESIA 0.3%
SOVEREIGN ISSUES 0.3%
Indonesia Government International Bond
6.750% due 01/15/2044		$7,000	8,067

Total Indonesia (Cost $7,112)			8,067

IRELAND 4.7%
ASSET-BACKED SECURITIES 0.3%
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	1,096	1,487
Avoca CLO PLC
0.655% due 09/15/2021		406	554
CELF Low Levered Partners PLC
0.604% due 09/04/2024		697	930
LightPoint Pan-European CLO PLC
0.595% due 01/31/2022		5,156	6,968

			9,939

CORPORATE BONDS & NOTES 3.5%
Depfa ACS Bank
4.375% due 01/15/2015		35,150	49,142
4.875% due 10/28/2015		$9,683	10,202
EDC Finance Ltd.
4.875% due 04/17/2020		9,650	9,481
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		15,500	14,551
5.326% due 02/03/2016		5,200	5,480
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		7,100	8,144
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		11,900	12,495
5.450% due 11/22/2017		300	317
6.902% due 07/09/2020		700	761

			110,573

MORTGAGE-BACKED SECURITIES 0.9%
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	2,787	4,768
German Residential Funding PLC
1.468% due 08/27/2024	EUR	7,097	9,856
Opera Germany PLC
0.547% due 10/20/2014		10,511	14,352

Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019		466	631

			29,607

Total Ireland (Cost $147,244)			150,119

ITALY 2.2%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$600	613
6.500% due 02/24/2021		5,100	6,038

			6,651

MORTGAGE-BACKED SECURITIES 1.1%
Claris ABS
0.794% due 10/31/2060	EUR	22,942	30,809
Giovecca Mortgages SRL
0.928% due 04/23/2048		3,256	4,403

			35,212

SOVEREIGN ISSUES 0.9%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024		2,600	3,848
5.500% due 09/01/2022		2,700	4,543
5.500% due 11/01/2022		12,800	21,505

			29,896

Total Italy (Cost $69,719)			71,759

JAPAN 0.4%
SOVEREIGN ISSUES 0.4%
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,360,000	14,056

Total Japan (Cost $13,704)			14,056

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.0%
HSBC Capital Funding LP
10.176% due 12/29/2049		$400	599

MORTGAGE-BACKED SECURITIES 0.3%
Alba PLC
1.743% due 03/24/2049	GBP	6,304	10,912

Total Jersey, Channel Islands (Cost $10,894)			11,511

LUXEMBOURG 2.4%
ASSET-BACKED SECURITIES 0.2%
Bumper S.A.
1.358% due 02/23/2023	EUR	942	1,295
E-Carat S.A.
0.852% due 11/18/2020		2,601	3,562

			4,857

CORPORATE BONDS & NOTES 2.2%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$14,500	14,953
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		17,690	21,560
Hypothekenbank Frankfurt International S.A.
5.125% due 01/21/2016		2,900	3,030
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		7,400	7,829
5.400% due 03/24/2017		22,100	23,565

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	322

			71,259

Total Luxembourg (Cost $75,554)			76,116

MEXICO 4.0%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	87
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		850	132

			219

SOVEREIGN ISSUES 4.0%
Mexico Government International Bond
6.050% due 01/11/2040		1,500	1,826
7.750% due 05/29/2031	MXN	483,070	42,671
8.000% due 12/17/2015		2,500	206
10.000% due 12/05/2024		812,868	83,820

			128,523

Total Mexico (Cost $125,475)			128,742

NETHERLANDS 1.5%
ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	8,185	11,067
0.659% due 02/01/2022		3,395	4,614
Euro-Galaxy CLO BV
0.568% due 10/23/2021		1,695	2,303
Harbourmaster CLO BV
0.582% due 10/25/2020		291	398
Hyde Park CDO BV
0.583% due 06/14/2022		316	430
Jubilee CDO BV
0.818% due 10/15/2019		87	119
Leopard CLO BV
0.677% due 04/21/2020		252	344
Wood Street CLO BV
0.657% due 11/22/2021		464	631

			19,906

CORPORATE BONDS & NOTES 0.8%
Deutsche Annington Finance BV
3.200% due 10/02/2017		$7,200	7,462
GMAC International Finance BV
7.500% due 04/21/2015	EUR	100	144
ING Bank NV
2.625% due 12/05/2022		$14,570	14,284
Leveraged Finance Europe Capital BV
0.784% due 03/02/2020	EUR	3,207	4,381

			26,271

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
1.127% due 04/17/2041		547	669
Eurosail PLC
1.827% due 10/17/2040		291	402
Holland Mortgage-Backed Series Hermes BV
0.873% due 09/18/2044		148	203
Storm BV
1.112% due 09/22/2052		465	641

			1,915

Total Netherlands (Cost $46,913)			48,092

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
DNB Boligkreditt A/S
1.450% due 03/21/2019		$6,800	6,780
Eksportfinans ASA
2.000% due 09/15/2015		700	701
2.375% due 05/25/2016		1,400	1,403
3.000% due 11/17/2014		500	504
5.500% due 05/25/2016		600	641
5.500% due 06/26/2017		3,400	3,655

Total Norway (Cost $13,439)			13,684

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	166
5.750% due 09/23/2022		132	51
6.250% due 10/24/2015		5,680	1,962

Total Poland (Cost $2,147)			2,179

QATAR 0.5%
SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
4.500% due 01/20/2022		$2,000	2,207
5.250% due 01/20/2020		11,125	12,696
6.400% due 01/20/2040		700	867

Total Qatar (Cost $14,456)			15,770

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$700	781
VimpelCom Holdings BV
6.255% due 03/01/2017		2,400	2,535
7.504% due 03/01/2022		7,200	7,803

Total Russia (Cost $10,896)			11,119

SLOVAKIA 0.0%
SOVEREIGN ISSUES 0.0%
Slovenia Government International Bond
0.421% due 11/16/2016	EUR	1,000	1,375

Total Slovakia (Cost $1,387)			1,375

SLOVENIA 4.4%
SOVEREIGN ISSUES 4.4%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	4,100	5,803
3.500% due 03/23/2017		2,548	3,717
4.125% due 02/18/2019		$2,800	2,957
4.125% due 01/26/2020	EUR	5,700	8,630
4.375% due 01/18/2021		9,550	14,641
4.700% due 11/01/2016		30,200	44,834
4.750% due 05/10/2018		$2,800	3,028
5.125% due 03/30/2026	EUR	900	1,433
5.500% due 10/26/2022		$31,600	34,720
5.850% due 05/10/2023		17,700	19,957

Total Slovenia (Cost $127,844)			139,720

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	535
4.000% due 01/29/2021		4,800	5,113
5.875% due 01/14/2015		1,200	1,233

			6,881

SOVEREIGN ISSUES 0.1%
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,700	1,710

Total South Korea (Cost $8,556)			8,591

SPAIN 5.5%
CORPORATE BONDS & NOTES 1.0%
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	1,800	2,792

Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (c)		2,000	2,899
9.000% due 05/09/2018 (c)		$1,200	1,348
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	900	1,324
4.000% due 10/18/2016		1,600	2,345
4.125% due 03/30/2017		1,600	2,374
11.500% due 10/10/2018 (c)		1,700	2,811
Bankia S.A.
3.500% due 12/14/2015		1,000	1,426
4.375% due 02/14/2017		200	294
4.500% due 04/26/2022		400	641
5.000% due 10/30/2014		1,100	1,528
BPE Financiaciones S.A.
2.875% due 05/19/2016		7,000	9,827
Cedulas Fondo de Titulizacion de Activos
4.250% due 03/28/2027		1,700	2,545

			32,154

SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	200,000	1,972
2.125% due 10/01/2014	CHF	3,100	3,510
2.750% due 03/24/2016		3,100	3,534
3.875% due 04/07/2015	EUR	9,250	12,968
3.875% due 09/15/2015		600	848
4.300% due 11/15/2016		1,600	2,338
4.750% due 06/04/2018		1,000	1,522
5.750% due 06/25/2015		2,500	3,582
Autonomous Community of Valencia
2.634% due 09/03/2017		400	552
3.250% due 07/06/2015		1,500	2,100
4.000% due 11/02/2016		200	290
4.375% due 07/16/2015		4,750	6,730
Junta de Castilla y Leon
6.270% due 02/19/2018		100	162
Spain Government International Bond
3.800% due 04/30/2024		1,100	1,652
4.400% due 10/31/2023		47,300	74,456
5.850% due 01/31/2022		10,800	18,625
Xunta de Galicia
5.763% due 04/03/2017		5,034	7,813
6.131% due 04/03/2018		970	1,559

			144,213

Total Spain (Cost $166,826)			176,367

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
European Financial Stability Facility
0.875% due 04/16/2018	EUR	12,400	17,294
1.750% due 10/29/2020		7,900	11,395
International Bank for Reconstruction & Development
0.000% due 12/20/2015		5,000	3,492

Total Supranational (Cost $31,094)			32,181

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$7,100	7,050
Stadshypotek AB
3.000% due 10/01/2014	EUR	2,900	3,999
4.250% due 10/10/2017	AUD	1,500	1,442

Total Sweden (Cost $12,651)			12,491

SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse
6.500% due 08/08/2023		$200	222
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		1,200	1,210
7.500% due 12/11/2023 (c)		500	555
UBS AG
4.750% due 02/12/2026	EUR	200	292
7.250% due 02/22/2022		$8,900	9,768

Total Switzerland (Cost $11,875)			12,047

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	683

Total United Arab Emirates (Cost $600)			683

UNITED KINGDOM 8.1%
BANK LOAN OBLIGATIONS 0.8%
Alliance Boots Holdings Ltd.
3.561% due 07/10/2017	EUR	9,300	12,775
3.978% due 07/10/2017	GBP	2,900	4,971
Virgin Media Bristol LLC
3.500% due 06/07/2020		$7,600	7,581

			25,327

CORPORATE BONDS & NOTES 2.4%
Barclays Bank PLC
7.625% due 11/21/2022		2,800	3,192
7.750% due 04/10/2023		1,400	1,560
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	1,200	1,659
8.250% due 12/15/2018 (c)		$400	425
British Telecommunications PLC
8.500% due 12/07/2016	GBP	4,049	8,000
FCE Bank PLC
1.625% due 09/09/2016	EUR	2,350	3,278
1.875% due 05/12/2016		6,000	8,395
4.750% due 01/19/2015		1,400	1,961
5.125% due 11/16/2015	GBP	1,400	2,507
LBG Capital PLC
3.363% due 03/12/2020	EUR	2,400	3,245
15.000% due 12/21/2019	GBP	1,500	3,735
15.000% due 12/21/2019	EUR	15,015	31,848
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$2,300	3,358
Northern Rock Asset Management PLC
5.625% due 06/22/2017		870	977
SSE PLC
5.625% due 10/01/2017 (c)	EUR	400	601
Standard Chartered PLC
3.850% due 04/27/2015		$1,000	1,026

			75,767

MORTGAGE-BACKED SECURITIES 3.4%
Aggregator of Loans Backed by Assets
2.808% due 12/16/2042	GBP	1,689	2,953
Alba PLC
0.719% due 11/25/2042		860	1,377
Bluestone Securities PLC
0.512% due 06/09/2043	EUR	2,214	2,925
0.733% due 06/09/2044	GBP	3,536	5,841
Business Mortgage Finance 2 PLC
4.325% due 02/15/2037		1,000	1,678
Darrowby PLC
2.228% due 02/20/2044		3,953	6,898
Deco UK PLC
0.688% due 01/27/2020		5,226	8,788
Eddystone Finance PLC
1.053% due 04/19/2021		4,801	8,053
Eurosail PLC
0.378% due 03/13/2045	EUR	299	409
0.418% due 03/13/2045		1,115	1,473
0.694% due 12/10/2044	GBP	1,658	2,740
Great Hall Mortgages PLC
0.353% due 06/18/2039	EUR	1,456	1,902
0.361% due 06/18/2039		$407	389
0.680% due 03/18/2039	GBP	2,058	3,389
0.690% due 06/18/2039		640	1,047
0.700% due 06/18/2038		809	1,327
Hercules Eclipse PLC
0.769% due 10/25/2018		8,711	14,541
Indus Eclipse PLC
0.699% due 01/25/2020		143	241
Leek Finance PLC
0.833% due 12/21/2037		2,023	3,620

Mall Funding PLC
1.208% due 04/22/2017		3,120	5,334
Mortgage Funding PLC
1.652% due 03/13/2046		413	710
Nemus Arden PLC
0.755% due 02/15/2020		3,377	5,677
Newgate Funding PLC
0.688% due 12/15/2050		10,216	17,134
0.842% due 12/15/2050	EUR	650	869
1.158% due 12/15/2050	GBP	21	37
Residential Mortgage Securities PLC
3.058% due 12/16/2050		3,649	6,560
RMAC PLC
0.663% due 12/12/2036	EUR	418	551
Southern Pacific Financing PLC
0.714% due 06/10/2043	GBP	657	1,094
1.134% due 12/10/2042		288	461

			108,018

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		10,283	18,221
3.250% due 01/22/2044		17,200	28,491

			46,712

Total United Kingdom (Cost $238,080)			255,824

UNITED STATES 20.0%
ASSET-BACKED SECURITIES 2.9%
Access Group, Inc.
1.529% due 10/27/2025		$547	552
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		3,013	2,884
0.430% due 04/25/2036		700	585
0.630% due 09/25/2035		100	75
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 07/25/2035		300	266
0.602% due 01/25/2036		300	265
Argent Securities Trust
0.302% due 06/25/2036		1,536	615
0.302% due 07/25/2036		917	385
0.392% due 07/25/2036		1,146	487
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037		873	550
0.372% due 01/25/2037		2,358	1,494
Asset-Backed Securities Corp. Home Equity Loan Trust
1.097% due 09/25/2034		1,115	1,030
Bear Stearns Asset-Backed Securities Trust
0.262% due 02/25/2037		1,744	1,643
0.392% due 06/25/2047		1,000	844
0.472% due 01/25/2047		700	626
0.552% due 09/25/2046		299	258
0.560% due 12/25/2035		1,000	956
0.642% due 09/25/2035		1,000	766
0.820% due 06/25/2035		2,000	1,592
Countrywide Asset-Backed Certificates
0.272% due 06/25/2036		450	435
0.272% due 06/25/2047		339	333
0.282% due 11/25/2037		1,341	1,319
0.292% due 07/25/2037		1,600	1,220
0.302% due 05/25/2037		2,263	1,937
0.322% due 05/25/2037		1,311	1,164
0.332% due 07/25/2036		750	735
0.332% due 08/25/2036		226	222
0.372% due 09/25/2037		300	231
0.502% due 04/25/2036		925	909
0.537% due 11/25/2035		542	515
0.752% due 08/25/2035		231	228
0.790% due 10/25/2035		1,000	783
0.872% due 07/25/2034		600	567
4.644% due 04/25/2036		800	810
5.066% due 02/25/2036		1,000	814
5.255% due 07/25/2036		1,888	1,857
5.714% due 04/25/2047		1,991	1,557
5.826% due 10/25/2046		2,201	2,038
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		36	34
Credit-Based Asset Servicing and Securitization LLC
0.372% due 07/25/2037		446	294
4.211% due 03/25/2037 ^		1,452	896
Fieldstone Mortgage Investment Trust
0.312% due 11/25/2036		1,715	1,004

First Franklin Mortgage Loan Trust
0.292% due 09/25/2036		1,374	1,233
0.312% due 04/25/2036		393	316
0.392% due 10/25/2036		2,000	1,455
0.642% due 09/25/2035		1,500	1,375
1.425% due 07/25/2034		700	599
First NLC Trust
0.857% due 12/25/2035		1,149	1,089
Fremont Home Loan Trust
0.322% due 02/25/2036		1,859	1,612
0.402% due 05/25/2036		1,959	1,040
0.482% due 01/25/2036		1,500	1,131
0.632% due 07/25/2035		659	660
GSAA Home Equity Trust
0.602% due 08/25/2037		577	498
GSAMP Trust
0.242% due 01/25/2037		276	163
0.252% due 12/25/2046		1,767	1,023
0.272% due 12/25/2036		1,354	745
0.302% due 12/25/2046		1,149	669
0.422% due 04/25/2036		1,000	618
Home Equity Asset Trust
1.352% due 10/25/2033		858	800
Home Equity Mortgage Loan Asset-Backed Trust
0.392% due 04/25/2047		800	466
HSI Asset Securitization Corp. Trust
0.372% due 12/25/2036		819	396
JPMorgan Mortgage Acquisition Trust
0.230% due 08/25/2036		6	3
0.300% due 07/25/2036		2,760	1,395
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		160	161
MASTR Asset-Backed Securities Trust
0.392% due 03/25/2036		1,000	551
0.452% due 01/25/2036		300	272
Merrill Lynch Mortgage Investors Trust
0.262% due 08/25/2037		943	544
0.410% due 04/25/2037		1,000	528
0.462% due 08/25/2036		200	174
Mid-State Trust
8.330% due 04/01/2030		237	242
Morgan Stanley ABS Capital, Inc. Trust
0.242% due 01/25/2037		879	514
0.292% due 10/25/2036		945	571
0.292% due 11/25/2036		358	249
0.302% due 06/25/2036		426	314
0.302% due 11/25/2036		1,975	1,315
0.372% due 11/25/2036		358	250
0.382% due 10/25/2036		1,230	850
0.582% due 09/25/2035		500	433
Morgan Stanley Home Equity Loan Trust
0.622% due 08/25/2035		300	287
New Century Home Equity Loan Trust
0.432% due 10/25/2035		1,024	1,008
0.662% due 09/25/2035		1,000	871
People’s Choice Home Loan Securities Trust
1.500% due 01/25/2035		2,000	1,613
RAAC Trust
0.632% due 03/25/2037		1,000	966
0.722% due 03/25/2037		1,412	1,173
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		549	368
Residential Asset Mortgage Products Trust
0.312% due 12/25/2036		210	196
0.542% due 02/25/2036		1,000	910
0.772% due 05/25/2035		1,000	895
Residential Asset Securities Corp. Trust
0.302% due 07/25/2036		2,418	2,123
0.302% due 08/25/2036		981	935
0.332% due 04/25/2037		683	679
0.402% due 04/25/2037		2,000	1,743
0.492% due 11/25/2035		500	451
0.572% due 10/25/2035		200	167
Securitized Asset-Backed Receivables LLC Trust
0.442% due 12/25/2035		1,531	1,326
1.127% due 03/25/2035		924	876
SLM Private Education Loan Trust
3.402% due 05/16/2044		1,265	1,346
SLM Student Loan Trust
0.512% due 09/15/2021	EUR	208	284
1.729% due 04/25/2023		$377	391
Soundview Home Loan Trust
0.392% due 07/25/2036		1,000	595
0.412% due 02/25/2037		1,834	908
Specialty Underwriting & Residential Finance Trust
0.450% due 12/25/2036		1,500	1,160
5.173% due 02/25/2037		800	496

Structured Asset Investment Loan Trust
0.302% due 09/25/2036		1,643	1,315
0.842% due 06/25/2035		1,000	964
0.872% due 02/25/2035		1,000	950
1.127% due 10/25/2033		733	702
Structured Asset Securities Corp. Mortgage Loan Trust
0.312% due 03/25/2036		631	606
0.492% due 02/25/2036		1,000	838
0.602% due 11/25/2035		1,000	864
Washington Mutual Asset-Backed Certificates Trust
0.392% due 05/25/2036		1,983	1,312
Wells Fargo Home Equity Asset-Backed Securities Trust
0.412% due 05/25/2036		2,000	1,764
0.742% due 11/25/2035		1,250	1,084

			92,195

BANK LOAN OBLIGATIONS 0.2%
H.J. Heinz Co.
3.500% due 06/05/2020		5,026	5,069
HCA, Inc.
2.650% due 05/02/2016		1,675	1,678

			6,747

CORPORATE BONDS & NOTES 2.8%
Ally Financial, Inc.
2.427% due 12/01/2014		200	200
2.500% due 03/15/2017 (d)		14,900	14,904
2.750% due 01/30/2017		1,700	1,723
3.125% due 01/15/2016		200	206
3.500% due 07/18/2016		200	207
3.500% due 01/27/2019		700	709
4.625% due 06/26/2015		500	517
4.750% due 09/10/2018		200	213
5.500% due 02/15/2017		700	760
6.250% due 12/01/2017		300	336
6.750% due 12/01/2014		200	205
8.300% due 02/12/2015		800	835
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	6,422
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	155	234
Chesapeake Energy Corp.
3.479% due 04/15/2019		$900	911
CIT Group, Inc.
5.000% due 05/15/2017		500	534
5.250% due 03/15/2018		800	861
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,084
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,278	1,354
CVS Pass-Through Trust
7.507% due 01/10/2032		2,537	3,171
DISH DBS Corp.
7.125% due 02/01/2016		100	108
7.750% due 05/31/2015		200	212
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,798
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	525
8.700% due 10/01/2014		5,200	5,308
General Motors Financial Co., Inc.
2.750% due 05/15/2016		100	102
International Lease Finance Corp.
8.625% due 09/15/2015		600	651
8.750% due 03/15/2017		200	233
New York Life Global Funding
1.125% due 03/01/2017		1,400	1,403
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,098
SLM Corp.
3.875% due 09/10/2015		100	103
8.000% due 03/25/2020		2,000	2,317
Southwestern Energy Co.
7.500% due 02/01/2018		600	716
Springleaf Finance Corp.
5.400% due 12/01/2015		2,100	2,211
Tagua Leasing LLC
1.581% due 11/16/2024		6,290	6,032
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,312
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,200	25,421

			89,936

MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
2.375% due 01/25/2035	$379	382
4.782% due 11/25/2037 ^	645	483
4.907% due 01/25/2036	112	105
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	852	729
Banc of America Funding Corp.
0.362% due 04/25/2037	228	155
0.363% due 04/20/2047	364	276
2.689% due 05/25/2035	523	539
6.000% due 07/25/2037 ^	578	446
Banc of America Mortgage Trust
2.745% due 09/25/2034	795	798
5.500% due 11/25/2035	1,000	964
6.000% due 10/25/2036 ^	382	337
Banc of America Re-REMIC Trust
5.679% due 02/17/2051	3,006	3,222
BCAP LLC Trust
0.320% due 08/26/2046	1,000	874
0.362% due 05/25/2047	988	745
0.372% due 05/25/2047 ^	1,084	834
4.000% due 02/26/2037	426	408
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036	213	173
2.478% due 12/25/2046 ^	1,998	1,730
2.754% due 04/25/2034	412	411
2.771% due 02/25/2034	39	39
2.936% due 05/25/2047 ^	1,613	1,379
5.188% due 08/25/2035	151	134
Bear Stearns Alt-A Trust
2.352% due 03/25/2036	939	671
2.583% due 05/25/2035	377	370
2.789% due 05/25/2036	908	540
2.790% due 09/25/2035	181	160
4.928% due 09/25/2035	793	644
Chase Mortgage Finance Trust
2.649% due 03/25/2037	789	668
5.500% due 11/25/2035	1,408	1,423
Citigroup Mortgage Loan Trust, Inc.
0.314% due 10/25/2046	200	188
2.530% due 05/25/2035	257	254
5.354% due 04/25/2037	614	549
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	1,383	1,161
Countrywide Alternative Loan Trust
0.272% due 06/25/2036	5,511	4,689
0.363% due 07/20/2046 ^	136	93
0.432% due 02/25/2037	1,260	1,013
0.483% due 11/20/2035	136	113
0.532% due 08/25/2036	273	272
2.560% due 06/25/2037	981	821
5.500% due 10/25/2035	83	76
5.500% due 02/25/2036 ^	132	117
6.000% due 01/25/2037 ^	1,134	1,014
6.000% due 02/25/2037 ^	2,096	1,628
6.000% due 05/25/2037 ^	972	820
6.250% due 12/25/2036 ^	963	806
6.500% due 08/25/2037	565	411
8.000% due 10/25/2036	72	71
Countrywide Home Loan Mortgage Pass-Through Trust
0.902% due 03/25/2035	1,091	682
2.747% due 08/25/2034	27	24
5.500% due 10/25/2034	1,418	1,441
6.000% due 02/25/2037	536	506
6.250% due 09/25/2036	942	833
6.500% due 11/25/2036	2,088	1,922
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035	564	510
Credit Suisse Commercial Mortgage Trust
6.051% due 09/15/2039	4,500	4,960
Credit Suisse Mortgage Capital Certificates
2.370% due 04/26/2038	1,600	1,561
2.952% due 08/28/2036	125	121
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^	687	552
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	753	614
Downey Savings & Loan Association Mortgage Loan Trust
2.631% due 07/19/2044	129	130

Greenpoint Mortgage Funding Trust
0.312% due 02/25/2037	149	117
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	59	59
GSR Mortgage Loan Trust
2.718% due 05/25/2037	64	59
HarborView Mortgage Loan Trust
0.395% due 06/19/2035	1,573	1,425
2.686% due 02/25/2036 ^	116	93
2.715% due 07/19/2035	91	82
3.099% due 07/19/2035	462	462
HomeBanc Mortgage Trust
0.482% due 10/25/2035	1,640	1,489
HSI Asset Securitization Corp. Trust
0.372% due 11/25/2035	1,264	789
Impac Secured Assets Trust
0.302% due 11/25/2036	1,889	1,290
0.322% due 01/25/2037	1,418	1,179
2.968% due 07/25/2035	226	191
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	23	22
2.401% due 11/25/2035	2,029	1,738
2.509% due 12/25/2034	18	17
2.794% due 06/25/2036	530	411
JPMorgan Alternative Loan Trust
2.762% due 05/25/2037 ^	869	670
3.260% due 12/25/2036	416	376
JPMorgan Mortgage Trust
2.497% due 10/25/2035	825	732
2.625% due 07/25/2035	362	366
2.663% due 07/25/2035	678	700
2.952% due 02/25/2035	28	28
Lavender Trust
6.250% due 10/26/2036	268	282
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	792	763
Lehman XS Trust
0.312% due 03/25/2047	1,168	881
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	100	92
0.402% due 11/25/2035	16	15
1.151% due 10/25/2035	17	16
2.778% due 03/25/2036 ^	218	153
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	1,300	1,445
Morgan Stanley Capital Trust
3.884% due 09/15/2047	4,500	4,677
5.692% due 04/15/2049	300	331
Morgan Stanley Mortgage Loan Trust
1.052% due 02/25/2036	159	138
2.798% due 09/25/2035	505	424
2.902% due 11/25/2037	1,619	1,314
4.984% due 05/25/2036	440	355
Morgan Stanley Re-REMIC Trust
5.997% due 08/15/2045	174	192
Prime Mortgage Trust
0.652% due 02/25/2035	770	727
6.000% due 06/25/2036	304	269
Residential Accredit Loans, Inc. Trust
0.252% due 05/25/2037	945	693
0.282% due 02/25/2037	1,129	967
0.292% due 01/25/2037	1,652	1,425
0.322% due 12/25/2036	638	497
0.332% due 06/25/2046	426	199
0.342% due 07/25/2036	883	697
0.552% due 11/25/2036 ^	674	425
5.000% due 09/25/2036 ^	189	146
6.000% due 07/25/2036 ^	1,275	1,035
6.500% due 07/25/2037	910	769
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	911	809
6.000% due 06/25/2037	104	95
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 06/25/2037	711	628
0.472% due 10/25/2035	302	268
4.665% due 04/25/2036 ^	518	410
5.040% due 05/25/2036	67	67
Structured Asset Mortgage Investments Trust
0.352% due 05/25/2036	799	603
0.362% due 05/25/2046	75	57
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	615	623
Suntrust Adjustable Rate Mortgage Loan Trust
6.009% due 02/25/2037	644	561
Thornburg Mortgage Securities Trust
2.237% due 04/25/2045	246	251

WaMu Mortgage Pass-Through Certificates Trust
0.432% due 11/25/2045	220	201
0.578% due 10/25/2044	256	249
1.523% due 08/25/2042	19	18
4.087% due 12/25/2036 ^	834	766
6.088% due 10/25/2036 ^	1,475	1,250
Washington Mutual Mortgage Pass-Through Certificates Trust
0.312% due 02/25/2037	1,262	873
5.500% due 11/25/2035	305	270
6.500% due 08/25/2035 ^	254	224
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036	914	917
2.615% due 01/25/2035	1,363	1,366

		89,319

MUNICIPAL BONDS & NOTES 1.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,632
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,807
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,928
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,225
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,639
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,611

		34,842

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.000% due 06/01/2017 (g)	7,000	6,792
2.375% due 07/28/2015 (g)	100	102
2.440% due 08/01/2022	484	480
2.500% due 01/01/2027 - 12/01/2027	18,099	18,411
2.850% due 06/01/2022	600	616
2.920% due 06/01/2022	1,700	1,730
3.000% due 12/01/2021 - 06/01/2043	17,995	17,926
3.500% due 01/01/2026 - 10/01/2040	46	48
4.000% due 09/01/2030 - 12/01/2041	3,114	3,340
4.500% due 05/01/2023 - 08/01/2041	5,958	6,425
5.000% due 02/01/2027 - 10/01/2041	6,239	6,946
5.500% due 01/01/2029 - 02/01/2041	1,944	2,176
6.000% due 06/01/2026 - 06/01/2040	2,263	2,549
Freddie Mac
4.000% due 06/15/2042	500	550
4.500% due 05/01/2041	440	477

		68,568

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds
3.625% due 02/15/2044 (g)(i)	44,950	47,345
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (g)(i)	99,076	99,746
0.125% due 07/15/2022	4,432	4,462
0.625% due 07/15/2021 (g)	9,045	9,528
2.375% due 01/15/2025	12,073	14,625
2.375% due 01/15/2027	2,116	2,596
2.500% due 01/15/2029	49,154	61,972
3.875% due 04/15/2029	9,517	13,904

		254,178

Total United States (Cost $607,791)		635,785

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$2,600	2,602
Rosneft Finance S.A.
7.500% due 07/18/2016	11,900	13,075

Total Virgin Islands (British) (Cost $15,257)		15,677

SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 1.0%
Intesa Sanpaolo SpA
1.608% due 04/11/2016	$9,600	9,693
1.650% due 04/07/2015	20,800	20,841

		30,534

REPURCHASE AGREEMENTS (e) 0.1%			4,125

GREECE TREASURY BILLS 0.9%
3.143% due 10/10/2014	EUR	19,900	27,141

U.S. TREASURY BILLS 0.3%
0.050% due 08/14/2014 - 12/11/2014 (a)(g)(i)		$10,371	10,370

Total Short-Term Instruments (Cost $72,116)			72,170

Total Investments in Securities (Cost $2,836,260)			2,922,845

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio		18,696,370	187,076
PIMCO Short-Term Floating NAV Portfolio III		360,367	3,601

Total Short-Term Instruments (Cost $190,658)			190,677

Total Investments in Affiliates (Cost $190,658)			190,677

Total Investments 97.8% (Cost $3,026,918)			$3,113,522
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(5,808))			2,825
Other Assets and Liabilities, net 2.1%			66,707

Net Assets 100.0%			$3,183,054

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$14,900	$14,904	0.47%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$3,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(3,367)	$3,300	$3,300
SSB	0.000%	06/30/2014	07/01/2014	825	Fannie Mae 2.110% due 11/07/2022	(843)	825	825

Total Repurchase Agreements						$(4,210)	$4,125	$4,125

(1)	Includes accrued interest.

As of June 30, 2014 there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $7,074 at a weighted average interest rate of (0.050)%.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2016	122	$362	$4	$(6)
3-Month Euribor June Futures	Long	06/2017	247	50	17	(21)
3-Month Euribor March Futures	Long	03/2017	247	34	13	(17)
3-Month Euribor September Futures	Long	09/2016	142	398	5	(5)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	311	(94)	51	(9)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	114	(31)	4	(4)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	2,940	6,012	374	(856)
Put Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	311	72	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	114	6	0	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	1,839	912	144	0

Total Futures Contracts				$7,721	$612	$(918)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%	)	06/20/2019	EUR	19,100	$(489)	$(31)	$27	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$117,100	$14,076	$849	$0	$(94)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	679,900	$(142)	$(55)	$0	$(7)
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	384	384	0	0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024		4,200	228	213	3	0
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	264	22	0	(2)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		$106,100	(3,833)	(4,275)	0	(190)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	24,800	622	603	27	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	96,700	3,547	3,235	0	(55)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		16,900	(1,121)	(1,021)	19	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		136,000	(23,518)	(16,075)	0	(87)
Receive	6-Month GBP-LIBOR	1.500%	09/17/2016	GBP	141,300	17	46	46	0
Pay	6-Month GBP-LIBOR	3.000%	09/17/2024		12,600	309	(14)	0	(68)
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		13,300	(1,054)	(721)	134	0
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	5,640,000	(533)	(1,755)	3	0

						$(24,830)	$(19,413)	$232	$(409)

Total Swap Agreements						$(11,243)	$(18,595)	$259	$(503)

(g)	Securities with an aggregate market value of $58,434 and cash of $542 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014		$1,606	NZD	1,901	$59	$0
BOA	07/2014	BRL	52,101		$23,253	0	(328)
	07/2014	GBP	34		57	0	(1)
	07/2014		$23,656	BRL	52,101	0	(75)
	07/2014		905	TRY	1,927	2	0
	08/2014	EUR	5,064		$6,891	0	(45)
	08/2014		$3,327	CLP	1,866,581	31	0
BPS	07/2014	BRL	7,913		$3,558	7	(30)
	07/2014		$3,437	BRL	7,913	144	0
	07/2014		1,608	INR	96,946	0	0
	07/2014		4,592	MXN	60,123	36	0
	08/2014	CHF	2,132		$2,380	0	(25)
	08/2014		$42,478	EUR	31,328	427	0
	10/2014	MXN	410,447		$31,203	0	(196)
BRC	07/2014	BRL	305,300		137,583	309	(902)
	07/2014	HKD	791		102	0	0
	07/2014	HUF	56,859		254	3	0
	07/2014		$136,215	BRL	305,300	1,960	0
	07/2014		1,320	CNY	8,202	8	0
	07/2014		574	GBP	343	13	0
	07/2014		31,313	INR	1,857,111	0	(511)
	07/2014		1,516	MXN	19,696	0	0
	07/2014		43,592	PLN	132,808	61	(1)
	07/2014		23,751	THB	772,790	38	0
	08/2014	BRL	3,202		$1,439	3	0
	08/2014	CHF	3,633		4,049	0	(50)
	08/2014	DKK	190,478		35,016	22	0
	08/2014	EUR	43,503		59,040	0	(540)
	08/2014	GBP	40,213		67,552	0	(1,240)
	08/2014		$33,468	CHF	29,795	145	0
	08/2014		1,219	GBP	720	12	0
	08/2014		298	IDR	3,548,660	0	(1)
	08/2014		175,675	JPY	17,790,588	4	0
	08/2014		4,845	NOK	28,945	0	(135)
	08/2014		45,157	RUB	1,587,714	1,152	0
CBK	07/2014	BRL	13,629		$6,188	20	0
	07/2014	EUR	79	GBP	64	2	0
	07/2014	GBP	23		$38	0	(1)
	07/2014	INR	123,767		2,022	0	(31)
	07/2014	KRW	4,225,670		4,101	0	(72)
	07/2014		$6,085	BRL	13,629	83	0
	07/2014		1,132	CNY	7,030	7	0
	07/2014		860	INR	52,705	14	0
	07/2014		40,886	KRW	44,200,349	2,768	0
	07/2014		14,948	MXN	194,856	49	0
	08/2014	EUR	15,498		$21,133	4	(96)
	08/2014	GBP	8,499		14,458	0	(81)
	08/2014		$48,395	EUR	35,658	442	(1)
	08/2014		1,818	GBP	1,086	39	0
	09/2014		17,050	SGD	21,362	83	0
	10/2014		159	ZAR	1,737	2	0
	09/2015		16,337	CNY	100,000	0	(304)
DUB	07/2014	BRL	34		$16	0	0
	07/2014	CNY	6,853		1,107	0	(2)
	07/2014	DKK	312,455		57,420	34	0
	07/2014	KRW	7,841,348		7,708	0	(37)
	07/2014		$15	BRL	34	1	0
	07/2014		278,085	DKK	1,523,308	1,685	0
	07/2014		6,020	IDR	71,168,771	0	(29)
	07/2014		15,933	INR	948,969	0	(193)
	07/2014		15,675	KRW	16,098,225	224	0
	07/2014		14,928	PHP	674,159	523	0
	07/2014		280	TRY	596	1	0
	08/2014	EUR	58,415		$79,750	0	(253)
	08/2014	GBP	7,893		13,256	0	(246)
	08/2014		$52,866	CAD	57,776	1,212	0
	08/2014		3,925	IDR	45,040,258	0	(149)
	08/2014		1,882	JPY	191,900	13	0
	08/2014		46,558	RUB	1,632,167	1,047	0
	09/2014		3,850	IDR	45,992,143	0	(13)
	09/2014		9,318	ILS	32,406	122	0
	09/2014		5,161	PEN	14,574	0	0
	10/2014	DKK	1,523,308		$278,230	0	(1,686)
	10/2014		$22,440	COP	43,956,868	776	0
	09/2015		19,105	CNY	117,180	0	(317)
FBF	07/2014		3,953	IDR	45,258,241	0	(143)
	07/2014		39,822	INR	2,495,221	1,564	0
	07/2014		18,514	MYR	61,594	663	0
	08/2014	EUR	10,769		$14,592	0	(156)
	08/2014		$62,117	EUR	45,500	198	0
	10/2014	BRL	28,727		$12,402	0	(265)
GLM	07/2014	DKK	338,935		62,011	0	(237)
	07/2014		$7,862	RON	25,527	99	0
	08/2014	CLP	1,866,581		$3,332	0	(26)
	08/2014	EUR	40,067		54,224	0	(650)
	08/2014		$73,783	EUR	54,429	761	0
	08/2014		48,359	GBP	28,511	415	0
	08/2014		6,990	MXN	92,080	81	0
	08/2014		25,929	SEK	170,707	0	(394)
	10/2014	BRL	45,093		$19,467	0	(417)
	10/2014	MXN	217,759		16,573	0	(85)
HUS	08/2014		$1,634	EUR	1,200	10	0
	09/2014		7,729	ILS	26,872	99	0
	10/2014		25,599	ZAR	282,212	474	0
JPM	07/2014	BRL	148,878		$66,274	0	(1,106)
	07/2014	CNY	27,860		4,496	0	(15)
	07/2014	GBP	468	EUR	576	0	(12)
	07/2014	MYR	3,567		$1,094	0	(16)
	07/2014		$1,326	AUD	1,414	8	0
	07/2014		66,697	BRL	148,878	739	(56)
	07/2014		16,656	CZK	330,271	0	(173)
	07/2014		15,721	INR	935,714	0	(201)
	07/2014		28,983	TRY	61,774	84	0
	08/2014	CAD	1,112		$1,022	0	(19)
	08/2014		$55,529	BRL	125,414	705	(3)
	08/2014		31,413	EUR	22,938	2	0
	08/2014		34,874	RUB	1,215,828	587	0
	09/2015		4,709	CNY	28,920	0	(72)
MSC	07/2014	BRL	548		$242	0	(6)
	07/2014	EUR	52		71	0	0
	07/2014		$249	BRL	548	0	(1)
	08/2014		16,410	CLP	9,233,210	201	0
RBC	08/2014	EUR	13,949		$18,977	0	(127)
	08/2014		$8,134	GBP	4,848	160	0
	09/2014		7,970	MXN	103,643	0	(25)
SCX	07/2014		32,428	TWD	986,560	626	0
SOG	07/2014	AUD	13,807		$12,750	0	(269)
	07/2014		$11,684	AUD	12,393	2	0
	08/2014	AUD	12,393		$11,655	0	(2)
	08/2014	EUR	3,035		4,133	0	(24)
UAG	07/2014	BRL	141,720		62,938	0	(1,203)
	07/2014	DKK	871,920		160,814	678	0
	07/2014		$64,345	BRL	141,720	0	(204)
	07/2014		1,630	CNY	10,128	9	0
	07/2014		16,986	HKD	131,833	19	0
	07/2014		5,547	IDR	64,376,806	0	(127)
	07/2014		40,883	KRW	44,200,349	2,772	0
	08/2014	EUR	208,559		$286,131	496	0
	08/2014		$4,116	IDR	48,953,292	0	(13)
	06/2015	CNY	360		$58	0	0

Total Forward Foreign Currency Contracts						$25,039	$(13,638)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/18/2015	GBP	72,800	$340	$113
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/19/2015		76,400	357	119
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	8,620,000	1,903	581
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	28,600	400	42
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.210%	02/13/2015	GBP	167,300	728	276

								$3,728	$1,131

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC USD versus BRL	BRL	2.410	02/19/2015	$5,800	$104	$307

Total Purchased Options						$3,832	$1,438

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$(7)	$0
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.940%	02/18/2015	GBP	145,600	(340)	(64)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.950%	02/19/2015		152,800	(360)	(72)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	09/08/2014		27,300	(49)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/08/2014		27,300	(186)	(95)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	8,620,000	(673)	(154)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	57,200	(401)	(22)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	09/08/2014	GBP	20,900	(28)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/08/2014		20,900	(149)	(73)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.970%	02/13/2015		334,600	(728)	(177)

								$(2,921)	$(667)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014		$2,900	$(9)	$(6)
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	20,600	(70)	(8)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,200	(33)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		5,100	(16)	(3)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		9,900	(30)	(7)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		7,200	(25)	(3)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014		89,800	(274)	(85)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		23,400	(79)	(18)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		8,700	(32)	(4)

							$(568)	$(142)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	$5,200	$(281)	$(214)
DUB	Call - OTC USD versus BRL	BRL	2.937	02/19/2015	5,800	(150)	(26)
FBF	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	3,400	(176)	(140)

						$(607)	$(380)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(7)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(4)

						$(179)	$(11)

Total Written Options						$(4,275)	$(1,200)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.259%		$800	$1	$0	$1	$0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		5,400	(230)	154	0	(76)
	Export-Import Bank of China	1.000%	09/20/2016	0.590%		650	(18)	25	7	0
	South Africa Government International Bond	1.000%	03/20/2019	1.644%		17,550	(801)	299	0	(502)
BPS	U.S. Treasury Notes	0.250%	06/20/2016	0.084%	EUR	2,400	(24)	35	11	0
BRC	Banque Centrale de Tunisie S.A.	1.000%	03/20/2016	2.196%		$9,600	(373)	181	0	(192)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		5,200	(95)	123	28	0
	Russia Government International Bond	1.000%	09/20/2015	0.940%		3,400	(124)	128	4	0
CBK	China Government International Bond	1.000%	12/20/2016	0.299%		12,450	(369)	589	220	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,100	11	18	29	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%		1,000	(1)	17	16	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		13,000	(326)	396	70	0
	Mexico Government International Bond	1.000%	12/20/2014	0.115%		60	(2)	2	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		850	(9)	21	12	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,400	(50)	9	0	(41)
	Teck Resources Ltd.	1.000%	03/20/2016	0.280%		3,400	(10)	53	43	0
DUB	China Government International Bond	1.000%	12/20/2016	0.299%		800	(40)	55	15	0
	China Government International Bond	1.000%	09/20/2017	0.383%		3,150	(23)	86	63	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		1,200	(47)	53	6	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,300	(197)	253	56	0
	Republic of Korea	1.000%	09/20/2015	0.104%		300	(2)	5	3	0
FBF	China Government International Bond	1.000%	12/20/2016	0.299%		4,800	(235)	320	85	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		1,800	(175)	191	16	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%		600	0	9	9	0
GST	Brazil Government International Bond	1.000%	09/20/2014	0.259%		700	1	1	2	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%		34,600	(951)	1,139	188	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%		13,450	0	168	168	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%		3,000	(3)	48	45	0
	Qatar Government International Bond	1.000%	06/20/2016	0.155%		500	(4)	12	8	0
JPM	China Government International Bond	1.000%	12/20/2016	0.299%		11,400	(553)	755	202	0
	China Government International Bond	1.000%	03/20/2019	0.676%		1,200	5	14	19	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%		500	0	8	8	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		5,000	(53)	124	71	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%		900	(1)	15	14	0
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%		25,000	(906)	556	0	(350)
	China Government International Bond	1.000%	12/20/2016	0.299%		13,800	(481)	725	244	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		2,000	(35)	45	10	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%		3,800	(10)	71	61	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.107%		1,000	(8)	26	18	0
	Export-Import Bank of China	1.000%	09/20/2016	0.590%		650	(18)	24	6	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		4,700	(124)	150	26	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%		1,000	(2)	17	15	0
	Qatar Government International Bond	1.000%	06/20/2016	0.155%		500	(4)	13	9	0
	Texas State General Obligation Bonds, Series 2003	0.950%	03/20/2021	0.400%		7,200	0	247	247	0
RYL	China Government International Bond	1.000%	12/20/2016	0.299%		1,400	(65)	90	25	0
UAG	China Government International Bond	1.000%	12/20/2016	0.299%		800	(37)	51	14	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%		500	(1)	8	7	0

							$(6,389)	$7,329	$2,101	$(1,161)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/15/2016	EUR	405,509	$563,657	$1,014	$(9,198)	$0	$(8,184)

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	240,000	$(48)	$(114)	$0	$(162)
CBK	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019		477,700	(102)	(221)	0	(323)
GLM	Pay	1-Day EUR-EONIA Compounded-OIS	0.187%	09/17/2015	EUR	275,600	160	(452)	0	(292)
GST	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	359,000	0	(243)	0	(243)

							$10	$(1,030)	$0	$(1,020)

Total Swap Agreements							$(5,365)	$(2,899)	$2,101	$(10,365)

(i)	Securities with an aggregate market value of $2,516 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$58,276	$0	$58,276
Austria
Corporate Bonds & Notes	0	3,911	0	3,911
Bahrain
Sovereign Issues	0	4,400	0	4,400
Belgium
Corporate Bonds & Notes	0	14,408	0	14,408
Bermuda
Corporate Bonds & Notes	0	4,671	0	4,671
Brazil
Corporate Bonds & Notes	0	19,157	0	19,157
Sovereign Issues	0	68,757	0	68,757
Canada
Bank Loan Obligations	0	1,935	0	1,935
Corporate Bonds & Notes	0	16,837	0	16,837
Sovereign Issues	0	65,889	0	65,889
Cayman Islands
Asset-Backed Securities	0	5,347	0	5,347
Corporate Bonds & Notes	0	6,141	0	6,141
China
Sovereign Issues	0	1,032	58	1,090
Colombia
Corporate Bonds & Notes	0	11,968	0	11,968
Denmark
Corporate Bonds & Notes	0	327,356	0	327,356
France
Corporate Bonds & Notes	0	87,494	0	87,494
Sovereign Issues	0	46,023	0	46,023
Germany
Corporate Bonds & Notes	0	69,448	0	69,448
Sovereign Issues	0	171,230	0	171,230
Greece
Corporate Bonds & Notes	0	5,482	0	5,482
Hong Kong
Corporate Bonds & Notes	0	7,906	0	7,906
India
Corporate Bonds & Notes	0	10,994	0	10,994
Indonesia
Sovereign Issues	0	8,067	0	8,067
Ireland
Asset-Backed Securities	0	9,939	0	9,939
Corporate Bonds & Notes	0	110,573	0	110,573
Mortgage-Backed Securities	0	29,607	0	29,607
Italy
Corporate Bonds & Notes	0	6,651	0	6,651
Mortgage-Backed Securities	0	35,212	0	35,212
Sovereign Issues	0	29,896	0	29,896
Japan
Sovereign Issues	0	14,056	0	14,056
Jersey, Channel Islands
Corporate Bonds & Notes	0	599	0	599
Mortgage-Backed Securities	0	10,912	0	10,912
Luxembourg
Asset-Backed Securities	0	4,857	0	4,857
Corporate Bonds & Notes	0	71,259	0	71,259
Mexico
Corporate Bonds & Notes	0	219	0	219
Sovereign Issues	0	128,523	0	128,523
Netherlands
Asset-Backed Securities	0	19,906	0	19,906
Corporate Bonds & Notes	0	26,271	0	26,271
Mortgage-Backed Securities	0	1,915	0	1,915
Norway
Corporate Bonds & Notes	0	13,684	0	13,684
Poland
Sovereign Issues	0	2,179	0	2,179
Qatar
Sovereign Issues	0	15,770	0	15,770
Russia
Corporate Bonds & Notes	0	11,119	0	11,119
Slovakia
Sovereign Issues	0	1,375	0	1,375
Slovenia
Sovereign Issues	0	139,720	0	139,720
South Korea
Corporate Bonds & Notes	0	6,881	0	6,881
Sovereign Issues	0	1,710	0	1,710
Spain
Corporate Bonds & Notes	0	32,154	0	32,154
Sovereign Issues	0	144,213	0	144,213
Supranational
Corporate Bonds & Notes	0	32,181	0	32,181
Sweden
Corporate Bonds & Notes	0	12,491	0	12,491
Switzerland
Corporate Bonds & Notes	0	12,047	0	12,047
United Arab Emirates
Corporate Bonds & Notes	0	683	0	683
United Kingdom
Bank Loan Obligations	0	25,327	0	25,327
Corporate Bonds & Notes	0	75,767	0	75,767
Mortgage-Backed Securities	0	108,018	0	108,018
Sovereign Issues	0	46,712	0	46,712
United States
Asset-Backed Securities	0	92,195	0	92,195
Bank Loan Obligations	0	6,747	0	6,747
Corporate Bonds & Notes	0	73,678	16,258	89,936
Mortgage-Backed Securities	0	88,911	408	89,319
Municipal Bonds & Notes	0	34,842	0	34,842
U.S. Government Agencies	0	68,568	0	68,568
U.S. Treasury Obligations	0	254,178	0	254,178
Virgin Islands (British)
Corporate Bonds & Notes	0	15,677	0	15,677
Short-Term Instruments
Certificates of Deposit	0	30,534	0	30,534
Repurchase Agreements	0	4,125	0	4,125
Greece Treasury Bills	0	27,141	0	27,141
U.S. Treasury Bills	0	10,370	0	10,370
	$0	$2,906,121	$16,724	$2,922,845

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190,677	$0	$0	$190,677

Total Investments	$190,677	$2,906,121	$16,724	$3,113,522

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	612	259	0	871
Over the counter	0	28,578	0	28,578
	$612	$28,837	$0	$29,449

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(918)	(503)	0	(1,421)
Over the counter	0	(25,192)	(11)	(25,203)

	$(918)	$(25,695)	$(11)	$(26,624)

Totals	$190,371	$2,909,263	$16,713	$3,116,347

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.8%
AUSTRALIA 1.1%
CORPORATE BONDS & NOTES 0.9%
Commonwealth Bank of Australia
2.250% due 03/16/2017		$2,300	$2,374
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,818

			4,192

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.367% due 02/21/2038		109	108
3.075% due 08/22/2037	AUD	42	39
Swan Trust
3.960% due 04/25/2041		381	363
Torrens Trust
3.080% due 10/19/2038		153	144

			654

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		500	643

Total Australia (Cost $5,401)			5,489

BRAZIL 1.9%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
3.112% due 03/17/2020		$2,300	2,369
3.250% due 03/17/2017		900	923

			3,292

SOVEREIGN ISSUES 1.2%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,000	1,017
5.750% due 09/26/2023		1,300	1,401
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	8,500	3,525

			5,943

Total Brazil (Cost $8,970)			9,235

CANADA 1.7%
CORPORATE BONDS & NOTES 0.4%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,500	1,525
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	517

			2,042

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	106
Province of Ontario
2.100% due 09/08/2018		700	663
2.450% due 06/29/2022		$500	489
3.150% due 06/02/2022	CAD	3,300	3,183
4.000% due 10/07/2019		$400	441
Province of Quebec
2.750% due 08/25/2021		700	708
4.250% due 12/01/2021	CAD	700	726
5.125% due 11/14/2016		$300	331

			6,647

Total Canada (Cost $8,849)			8,689

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Four Corners CLO Ltd.
0.504% due 01/26/2020		$872	867
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		285	284
Lafayette CLO Ltd.
1.630% due 09/06/2022		8	8
Madison Park Funding Ltd.
0.493% due 05/10/2019		39	39
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		172	172

Total Cayman Islands (Cost $1,347)			1,370

CHINA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	901

Total China (Cost $898)			901

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	5,900	1,092
6.000% due 10/01/2029		63	14
Realkredit Danmark A/S
1.360% due 01/01/2038		533	102
2.000% due 01/01/2015		3,700	686

Total Denmark (Cost $1,854)			1,894

FRANCE 8.3%
SOVEREIGN ISSUES 8.3%
France Government Bond
1.000% due 05/25/2018	EUR	20,200	28,372
3.250% due 05/25/2045		1,900	2,897
3.500% due 04/25/2026		800	1,282
4.000% due 10/25/2038		1,300	2,239
4.500% due 04/25/2041		2,700	5,038
4.750% due 04/25/2035		800	1,503

Total France (Cost $37,886)			41,331

GERMANY 1.1%
CORPORATE BONDS & NOTES 0.9%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	783
KFW
2.750% due 09/07/2015	GBP	1,400	2,450
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020	AUD	1,000	1,034
7.000% due 05/10/2017	NZD	200	186

			4,453

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	623	882

Total Germany (Cost $5,148)			5,335

GREECE 0.2%
CORPORATE BONDS & NOTES 0.2%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	700	985

Total Greece (Cost $978)			985

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.2%
Mercator CLO PLC
0.556% due 02/18/2024	EUR	558	757

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	717
4.375% due 01/18/2022		2,000	3,358

			4,075

MORTGAGE-BACKED SECURITIES 0.2%
Opera Germany PLC
0.547% due 10/20/2014		841	1,148

Total Ireland (Cost $5,422)			5,980

ITALY 8.2%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	896	1,208

CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
3.875% due 10/24/2018		1,200	1,773
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		1,530	2,353
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	720

			4,846

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	1,506	1,985
CR Firenze Mutui SRL
0.612% due 04/26/2034		155	213

			2,198

SOVEREIGN ISSUES 6.6%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		1,102	1,570
4.500% due 05/01/2023		6,100	9,612
4.500% due 03/01/2024		1,900	2,994
4.750% due 09/01/2021		1,500	2,419
4.750% due 09/01/2028		1,700	2,706
5.500% due 09/01/2022		5,400	9,086
5.500% due 11/01/2022		2,000	3,360
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,175

			32,922

Total Italy (Cost $39,126)			41,174

JAPAN 8.9%
SOVEREIGN ISSUES 8.9%
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,300,000	13,436
1.700% due 09/20/2032		2,910,000	30,697

Total Japan (Cost $43,888)			44,133

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$2,600	3,169
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,100	1,181

Total Luxembourg (Cost $4,247)			4,350

MEXICO 4.3%
SOVEREIGN ISSUES 4.3%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	53,400	4,679
7.750% due 05/29/2031		86,650	7,654
7.750% due 11/23/2034		9,400	834
8.000% due 12/07/2023		40,000	3,608
8.500% due 11/18/2038		10,000	943
9.500% due 12/18/2014		10,000	795
10.000% due 12/05/2024		28,100	2,898

Total Mexico (Cost $20,662)			21,411

NETHERLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	353	477
Eurocredit CDO BV
0.714% due 02/22/2020		61	83

Total Netherlands (Cost $542)			560

NEW ZEALAND 1.9%
CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	401

SOVEREIGN ISSUES 1.8%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	2,100	1,984
6.000% due 12/15/2017		1,300	1,212
6.000% due 05/15/2021		1,700	1,641
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		4,550	3,869

			8,706

Total New Zealand (Cost $8,852)			9,107

NORWAY 1.1%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,504
3.000% due 11/17/2014		900	906
5.500% due 05/25/2016		500	534

			2,944

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.614% due 03/27/2017		2,400	2,419

Total Norway (Cost $5,192)			5,363

SLOVENIA 1.7%
SOVEREIGN ISSUES 1.7%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,400	1,478
4.700% due 11/01/2016	EUR	3,500	5,196
5.250% due 02/18/2024		$900	972
5.850% due 05/10/2023		600	677

Total Slovenia (Cost $7,758)			8,323

SPAIN 12.7%
SOVEREIGN ISSUES 12.7%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	3,000	4,144
Spain Government International Bond
3.750% due 10/31/2018		12,900	19,578
3.800% due 04/30/2024		400	601
4.400% due 10/31/2023		4,900	7,713
4.500% due 01/31/2018		9,000	13,860

5.400% due 01/31/2023		6,900	11,615
5.500% due 07/30/2017		1,600	2,501
5.850% due 01/31/2022		600	1,035
Xunta de Galicia
6.131% due 04/03/2018		1,300	2,090

Total Spain (Cost $58,333)			63,137

SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
European Investment Bank
6.125% due 01/23/2017	AUD	800	814
European Union
2.750% due 06/03/2016	EUR	1,800	2,591
3.500% due 06/04/2021		2,085	3,342
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	616

Total Supranational (Cost $6,783)			7,363

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	318
4.250% due 10/10/2017	AUD	1,700	1,634
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	570

			2,522

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	638

Total Sweden (Cost $3,274)			3,160

UNITED KINGDOM 7.5%
ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$3,002	3,003

BANK LOAN OBLIGATIONS 0.5%
Virgin Media Bristol LLC
3.500% due 06/07/2020		2,400	2,394

CORPORATE BONDS & NOTES 1.0%
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,032
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	750	1,281
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,455
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	102
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	956

			4,826

MORTGAGE-BACKED SECURITIES 3.0%
Eurosail PLC
0.672% due 03/13/2045	GBP	191	326
0.694% due 06/10/2044		206	344
Fosse Master Issuer PLC
2.628% due 10/18/2054		1,100	1,914
Granite Mortgages PLC
0.874% due 06/20/2044		426	730
Hercules Eclipse PLC
0.769% due 10/25/2018		1,499	2,502
Lanark Master Issuer PLC
1.628% due 12/22/2054		$774	784
Leek Finance PLC
0.490% due 09/21/2038		2,602	2,700
Newgate Funding PLC
1.558% due 12/15/2050	GBP	800	1,339
1.808% due 12/15/2050		400	616

ResLoc UK PLC
0.718% due 12/15/2043		2,335	3,751

			15,006

SOVEREIGN ISSUES 2.4%
United Kingdom Gilt
3.250% due 01/22/2044 (e)		3,500	5,798
4.250% due 06/07/2032		400	780
4.250% due 03/07/2036		200	391
4.250% due 12/07/2040 (e)		900	1,772
4.500% due 09/07/2034 (e)		700	1,411
4.750% due 12/07/2038		300	633
6.000% due 12/07/2028		500	1,152

			11,937

Total United Kingdom (Cost $33,821)			37,166

UNITED STATES 26.5%
ASSET-BACKED SECURITIES 3.0%
AFC Home Equity Loan Trust
0.862% due 12/22/2027		$2	2
Amortizing Residential Collateral Trust
0.852% due 10/25/2031		8	7
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.512% due 10/25/2035		2,000	1,839
Bear Stearns Asset-Backed Securities Trust
0.430% due 04/25/2036		3,500	3,272
0.812% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		81	79
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		6	6
EMC Mortgage Loan Trust
0.602% due 05/25/2043		630	587
First Alliance Mortgage Loan Trust
0.152% due 12/20/2027		21	20
GSAMP Trust
1.020% due 11/25/2034		976	902
Home Equity Asset Trust
0.337% due 07/25/2037		1,763	1,660
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		134	32
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		56	55
Long Beach Mortgage Loan Trust
0.622% due 08/25/2035		132	131
MASTR Specialized Loan Trust
0.522% due 01/25/2037		1,634	1,027
Merrill Lynch Mortgage Investors Trust
0.632% due 05/25/2036		100	89
Mid-State Trust
8.330% due 04/01/2030		110	112
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		2,679	1,557
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033		19	18
Residential Asset Mortgage Products Trust
0.710% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^		13	11
0.947% due 01/25/2035		260	245
SLC Student Loan Trust
0.681% due 06/15/2017		44	44
SLM Student Loan Trust
1.729% due 04/25/2023		928	960
Specialty Underwriting & Residential Finance Trust
0.302% due 06/25/2037		727	418
0.652% due 06/25/2036		700	680
Structured Asset Investment Loan Trust
1.052% due 09/25/2034		1,061	1,018
Structured Asset Securities Corp. Mortgage Loan Trust
0.550% due 05/25/2034		1	1

			14,788

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
4.625% due 06/26/2015		2,400	2,481
Bank of America Corp.
0.617% due 08/26/2014	EUR	100	137
1.300% due 03/22/2018		$3,900	3,954

Boston Scientific Corp.
6.400% due 06/15/2016	300	331
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	512
Citigroup, Inc.
5.500% due 10/15/2014	157	159
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	362
Health Care REIT, Inc.
5.875% due 05/15/2015	400	418
International Lease Finance Corp.
6.500% due 09/01/2014	800	807
6.750% due 09/01/2016	600	667
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	141
Lennar Corp.
5.600% due 05/31/2015	500	519
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	56	59
Masco Corp.
5.850% due 03/15/2017	1,000	1,108
6.125% due 10/03/2016	300	332

		11,987

MORTGAGE-BACKED SECURITIES 4.2%
American General Mortgage Loan Trust
5.150% due 03/25/2058	50	51
American Home Mortgage Assets Trust
0.342% due 05/25/2046	325	247
Banc of America Mortgage Trust
2.628% due 06/25/2035	386	371
BCAP LLC Trust
0.891% due 01/26/2047	71	63
5.250% due 08/26/2037	118	124
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	130	132
2.475% due 08/25/2033	15	16
2.483% due 05/25/2034	15	14
2.528% due 10/25/2033	17	18
2.528% due 03/25/2035	17	17
2.654% due 05/25/2034	37	36
2.816% due 09/25/2034	193	183
2.936% due 05/25/2047 ^	403	345
3.196% due 11/25/2034	13	14
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	86	80
2.562% due 11/25/2035 ^	688	541
2.583% due 05/25/2035	25	25
2.699% due 08/25/2036 ^	233	177
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	169	141
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	65	66
2.764% due 09/25/2037 ^	403	342
Commercial Mortgage Trust
1.929% due 01/10/2046 (a)	4,905	452
Countrywide Alternative Loan Trust
0.333% due 02/20/2047	424	319
0.363% due 07/20/2046 ^	340	234
0.432% due 02/25/2037	484	389
0.502% due 05/25/2037 ^	244	163
1.623% due 11/25/2035	70	56
2.163% due 11/25/2035	24	19
2.664% due 02/25/2037 ^	113	101
5.250% due 06/25/2035 ^	36	33
5.318% due 11/25/2035 ^	337	279
6.250% due 08/25/2037 ^	48	40
6.500% due 06/25/2036 ^	101	81
Countrywide Home Loan Mortgage Pass-Through Trust
0.352% due 04/25/2046	525	460
0.912% due 09/25/2034	57	56
2.509% due 04/20/2035	10	11
2.610% due 08/25/2034	127	112
2.747% due 08/25/2034	14	12
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035	229	207
Credit Suisse First Boston Mortgage Securities Corp.
2.526% due 08/25/2033	27	27
6.500% due 04/25/2033	6	6
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^	232	137
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	900	15
1.551% due 11/10/2046 (a)	2,352	71

Deutsche ALT-A Securities, Inc.
0.292% due 07/25/2047	1,172	1,022
Extended Stay America Trust
1.213% due 12/05/2031 (a)	4,000	71
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045	13	10
GS Mortgage Securities Trust
1.896% due 02/10/2046 (a)	2,938	303
2.537% due 11/10/2045 (a)	2,449	313
GSR Mortgage Loan Trust
1.850% due 03/25/2033	14	14
2.243% due 06/25/2034	35	35
2.834% due 01/25/2035	92	91
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.493% due 06/20/2035	39	38
0.973% due 12/19/2036 ^	158	130
2.491% due 05/19/2033	53	54
Impac CMB Trust
0.872% due 10/25/2034	1,099	965
1.152% due 07/25/2033	11	10
IndyMac Mortgage Loan Trust
4.574% due 09/25/2035	157	140
JPMorgan Mortgage Trust
1.990% due 11/25/2033	16	16
5.049% due 10/25/2035	67	67
MASTR Alternative Loan Trust
0.552% due 03/25/2036	58	18
Merrill Lynch Mortgage Investors Trust
0.402% due 08/25/2036	50	48
2.139% due 02/25/2036	278	276
2.220% due 02/25/2033	19	19
2.461% due 02/25/2036	107	103
2.745% due 05/25/2033	33	34
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	367	294
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	484	289
0.332% due 06/25/2046	468	218
1.623% due 08/25/2035	526	473
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	96	53
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	3	3
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049	200	215
Sequoia Mortgage Trust
0.353% due 07/20/2036	661	638
0.503% due 07/20/2033	95	92
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	54	54
2.467% due 02/25/2034	20	21
2.580% due 09/25/2035	660	602
Structured Asset Mortgage Investments Trust
0.362% due 05/25/2046	112	85
0.372% due 05/25/2036	282	213
0.372% due 09/25/2047	500	405
0.445% due 07/19/2034	25	25
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	336	219
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037	522	459
1.402% due 06/25/2047	84	76
5.750% due 06/25/2037	651	666
5.750% due 06/25/2047	181	162
6.092% due 09/25/2037	290	304
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 07/25/2045	1,365	1,300
0.462% due 01/25/2045	55	54
1.932% due 02/27/2034	40	40
2.054% due 12/25/2036 ^	1,204	1,058
2.358% due 12/25/2035	741	719
2.391% due 08/25/2035	114	115
2.449% due 06/25/2033	15	15
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	82	49
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	301	274
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 06/25/2035	514	522
2.618% due 04/25/2036	262	263
6.000% due 07/25/2036 ^	319	324

WFRBS Commercial Mortgage Trust
1.644% due 03/15/2045 (a)	7,318	580

		20,945

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 01/16/2018	1,800	44

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.252% due 01/25/2021	$9	9
0.352% due 10/27/2037	1,000	998
0.652% due 12/25/2040	525	527
0.732% due 06/25/2041	1,343	1,352
0.752% due 11/25/2020	1,111	1,124
2.012% due 12/01/2034	70	73
2.485% due 11/01/2034	136	146
3.500% due 07/01/2029	27,000	28,609
4.295% due 06/01/2021	3,158	3,494
6.000% due 04/25/2043 - 07/25/2044	203	228
6.500% due 11/25/2042	168	191
Freddie Mac
0.602% due 12/15/2031	1	1
0.752% due 12/15/2037	115	116
1.175% due 11/25/2022 (a)	3,384	237
1.324% due 10/25/2044	189	192
Ginnie Mae
0.752% due 02/16/2030	27	28
0.802% due 02/16/2030	26	26
1.625% due 11/20/2021 - 06/20/2030	68	69
2.000% due 07/20/2022 - 05/20/2030	42	44
6.000% due 08/20/2034	901	1,021
NCUA Guaranteed Notes
0.522% due 11/06/2017	2,874	2,881
0.712% due 12/08/2020	1,223	1,232
Small Business Administration
5.600% due 09/01/2028	505	561
Tennessee Valley Authority
5.880% due 04/01/2036	637	826

		43,985

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
2.750% due 11/15/2042	700	624
3.125% due 11/15/2041	1,400	1,355
3.625% due 08/15/2043	2,900	3,057
3.625% due 02/15/2044	9,100	9,585
3.750% due 11/15/2043	1,800	1,940
4.500% due 08/15/2039	200	243
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (g)	103	104
0.125% due 01/15/2023	2,054	2,047
1.375% due 01/15/2020 (g)	219	240
1.750% due 01/15/2028	1,810	2,083
2.375% due 01/15/2027	353	433
2.500% due 01/15/2029	662	835
3.875% due 04/15/2029	1,009	1,475
U.S. Treasury Notes
1.500% due 08/31/2018 (g)(i)	6,000	6,031
1.625% due 08/15/2022	100	95
1.750% due 10/31/2020 (g)(i)	800	788
2.000% due 11/30/2020	1,500	1,499
2.500% due 08/15/2023	7,600	7,642

		40,076

Total United States (Cost $128,006)		131,825

SHORT-TERM INSTRUMENTS 11.5%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.608% due 04/11/2016	$2,000	2,019

REPURCHASE AGREEMENTS (d) 0.1%			743

MEXICO TREASURY BILLS 10.7%
3.533% due 10/16/2014 - 02/05/2015 (b)	MXN	700,000	53,247

U.S. TREASURY BILLS 0.3%
0.043% due 09/25/2014 - 12/26/2014 (b)(e)(g)(i)		$1,250	1,250

Total Short-Term Instruments (Cost $56,715)			57,259

Total Investments in Securities (Cost $493,952)			515,540

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio		1,983	20
PIMCO Short-Term Floating NAV Portfolio III		2,425,213	24,233

Total Short-Term Instruments (Cost $24,251)			24,253

Total Investments in Affiliates (Cost $24,251)			24,253

Total Investments 108.7% (Cost $518,203)			$539,793
Financial Derivative Instruments (f)(h) (0.8%) (Cost or Premiums, net $(2,167))			(3,659)
Other Assets and Liabilities, net (7.9%)			(39,250)

Net Assets 100.0%			$496,884

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$743	Fannie Mae 2.120% due 11/07/2022	$(759)	$743	$743

Total Repurchase Agreements						$(759)	$743	$743

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.469%	05/15/2014	08/14/2014	GBP	(824)	$(1,418)
	0.478%	05/15/2014	08/14/2014		(1,045)	(1,765)
	0.487%	05/20/2014	08/14/2014		(2,675)	(4,523)
	0.488%	05/15/2014	08/14/2014		(777)	(1,313)

Total Sale-Buyback Transactions						$(9,019)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $7,428 at a weighted average interest rate of 0.438%.
(3)	Payable for sale-buyback transactions includes $32 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$18,000	$(19,021)	$(19,034)
FOB	Fannie Mae	4.500%	08/01/2044	27,000	(29,142)	(29,165)

Total Short Sales					$(48,163)	$(48,199)

(e)	Securities with an aggregate market value of $9,251 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	39	$23	$1	$(1)
3-Month Euribor September Futures	Long	09/2014	55	23	1	(1)
90-Day Eurodollar December Futures	Long	12/2014	236	80	0	0
90-Day Eurodollar September Futures	Long	09/2014	574	119	0	0
Australia Government 3-Year Bond September Futures	Long	09/2014	150	90	13	(4)
Australia Government 10-Year Bond September Futures	Short	09/2014	61	(143)	0	(27)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	40	2	4	(1)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	33	1	2	(1)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	61	(30)	2	(2)
Canada Government 10-Year Bond September Futures	Short	09/2014	112	(128)	19	(12)
Euro-Bobl September Futures	Long	09/2014	6	4	1	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	212	659	3	(47)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	67	(134)	19	(8)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	61	53	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	29	(14)	0	(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	51	29	4	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	39	57	11	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	25	(1)	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	95	37	4	0
United Kingdom Long Gilt September Futures	Short	09/2014	25	(3)	15	(1)

Total Futures Contracts				$724	$101	$(108)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$7,700	$154	$23	$0	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$89,600	$(518)	$(111)	$0	$(24)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		8,800	25	(14)	0	(3)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		19,800	27	(37)	0	(7)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		12,600	(291)	(234)	0	(14)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		19,900	(422)	691	22	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		10,700	(386)	(245)	0	(19)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		3,300	116	134	4	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		500	12	9	3	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	13,700	(47)	(21)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		19,200	(1,274)	(943)	21	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		2,000	(346)	(136)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	47,600	215	61	24	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		3,200	(254)	(176)	32	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,880,000	255	317	0	(12)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	6,000	3	3	1	0

						$(2,885)	$(702)	$107	$(80)

Total Swap Agreements						$(2,731)	$(679)	$107	$(83)

(g)	Securities with an aggregate market value of $4,857 and cash of $635 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	NZD	10,251		$8,732	$0	$(244)
BOA	07/2014	BRL	2,631		1,186	2	(7)
	07/2014	INR	23,756		400	5	0
	07/2014	JPY	7,591,556		74,500	0	(438)
	07/2014		$1,170	BRL	2,631	21	0
	07/2014		10,886	GBP	6,413	90	0
	08/2014	GBP	6,413		$10,883	0	(89)
	08/2014		$656	AUD	700	2	0
	09/2015		40	CNY	246	0	(1)
BPS	07/2014	BRL	1,377		$610	0	(13)
	07/2014	EUR	28,127		38,364	0	(151)
	07/2014	GBP	11,141		18,760	0	(307)
	07/2014	INR	22,166		375	7	0
	07/2014	MXN	42,057		3,210	0	(27)
	07/2014		$610	BRL	1,377	13	0
	08/2014		1,771	EUR	1,301	11	0
	08/2014		2,184	GBP	1,287	18	0
	10/2014	MXN	64,094		$4,873	0	(31)
BRC	07/2014	BRL	208		94	0	0
	07/2014	EUR	16,993		23,186	0	(82)
	07/2014	JPY	66,800		653	0	(7)
	07/2014	NZD	509		429	0	(16)
	07/2014		$92	BRL	208	2	0
	07/2014		579	CNY	3,597	3	0
	07/2014		797	INR	47,182	0	(15)
	08/2014	CHF	2,579		$2,883	0	(27)
	08/2014	DKK	636		119	2	0
	08/2014	EUR	695		949	0	(3)
	08/2014	SEK	10,369		1,595	44	0
	08/2014		$2,516	GBP	1,477	11	0
	09/2015		371	CNY	2,246	0	(11)
CBK	07/2014	BRL	2,973		$1,322	0	(23)
	07/2014	INR	7,123		120	2	0
	07/2014	MXN	6,140		471	0	(2)
	07/2014		$1,348	BRL	2,973	1	(4)
	07/2014		496	CNY	3,083	3	0
	08/2014	EUR	190		$259	0	(1)
	08/2014	INR	17,943		300	4	0
	10/2014	BRL	7,835		3,380	0	(75)
	10/2014	ZAR	1,088		102	1	0
	09/2015		$1,575	CNY	9,516	0	(50)
DUB	07/2014	BRL	565		$257	1	0
	07/2014	JPY	188,400		1,846	0	(13)
	07/2014	MXN	5,060		389	0	0
	07/2014		$250	BRL	565	5	0
	07/2014		1,777	DKK	9,735	11	0
	07/2014		48,071	EUR	35,370	361	0
	07/2014		3,266	GBP	1,920	20	0
	07/2014		9,535	NZD	10,953	55	0
	08/2014	EUR	35,370		$48,077	0	(361)
	08/2014	NOK	21		4	0	0
	08/2014	NZD	10,953		9,505	0	(55)
	08/2014		$1,291	AUD	1,378	5	0
	10/2014	DKK	9,735		$1,778	0	(11)
	12/2014	MXN	10,333		786	0	(2)
FBF	07/2014		$125,579	EUR	92,060	479	0
	08/2014	EUR	92,060		$125,596	0	(478)
GLM	07/2014	BRL	3,601		1,630	4	(4)
	07/2014	EUR	88,209		120,807	23	0
	07/2014	MXN	4,425		339	0	(2)
	07/2014	NZD	193		163	0	(6)
	07/2014		$1,603	BRL	3,601	27	0
	07/2014		701	INR	41,666	0	(9)
	08/2014	MXN	125,458		$9,524	0	(110)
	08/2014		$1,866	GBP	1,096	9	0
	09/2014	MXN	10,596		$811	0	(1)
	10/2014		50,097		3,808	0	(25)
	02/2015		151,428		11,318	0	(185)
HUS	07/2014	TRY	263		124	0	0
	07/2014		$964	INR	57,078	0	(17)
JPM	07/2014	BRL	729		$326	0	(4)
	07/2014	CNY	25,029		4,039	0	(13)
	07/2014	EUR	6,756		9,192	0	(59)
	07/2014	GBP	1,532		2,596	0	(26)
	07/2014		$331	BRL	729	0	(1)
	07/2014		19,622	EUR	14,432	140	0
	07/2014		7,364	GBP	4,340	64	0
	07/2014		9,117	INR	543,948	0	(95)
	07/2014		77,263	JPY	7,846,756	193	0
	08/2014	CHF	1,885		$2,096	0	(31)
	08/2014	EUR	14,048		19,101	0	(138)
	08/2014	JPY	7,846,756		77,281	0	(196)
	08/2014		$323	BRL	729	4	0
	08/2014		840	INR	50,094	0	(12)
	10/2014		100	ZAR	1,087	1	0
	09/2015		465	CNY	2,810	0	(14)
MSC	07/2014	BRL	380		$168	0	(4)
	07/2014		$172	BRL	380	0	(1)
	07/2014		1,828	INR	107,724	0	(41)
	08/2014	INR	17,943		$300	4	0
	09/2015		$40	CNY	246	0	(1)
RBC	07/2014	EUR	1,777		$2,419	0	(14)
	09/2014	CAD	5,395		4,963	0	(84)
	09/2014	MXN	4,671		359	1	0
	10/2014		182,122		13,591	0	(347)
	12/2014		325,654		24,522	0	(309)
SOG	07/2014	AUD	7,982		7,371	0	(156)
	07/2014		$7,525	AUD	7,982	1	0
	08/2014	AUD	7,982		$7,507	0	(1)
UAG	07/2014	BRL	2,006		894	0	(14)
	07/2014	DKK	9,747		1,798	8	0
	07/2014	MXN	6,513		499	0	(2)
	07/2014		$909	BRL	2,006	2	(3)
	07/2014		689	CNY	4,283	4	0
	07/2014		155	INR	9,244	0	(2)
	07/2014		537	MXN	7,055	6	0
	08/2014	INR	14,268		$240	4	0

Total Forward Foreign Currency Contracts						$1,674	$(4,471)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$3,000	$242	$188
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,100	174	131

Total Purchased Options							$416	$319

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$13,000	$(247)	$(199)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	8,800	(166)	(135)

							$(413)	$(334)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	3,600	$(10)	$(3)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$1,700	$(47)	$(41)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	1,600	(12)	(11)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	3,300	(182)	(134)
	Put - OTC USD versus JPY		80.000	02/28/2019	2,000	(98)	(82)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	2,600	(65)	(50)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	1,500	(10)	(7)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,700	(41)	(24)
	Put - OTC USD versus JPY		94.750	04/21/2016	2,300	(69)	(59)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	2,300	(52)	(43)
	Call - OTC USD versus BRL		2.600	03/11/2015	1,600	(29)	(25)
	Call - OTC USD versus BRL		2.740	06/08/2015	2,400	(54)	(44)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	400	(2)	(2)
	Call - OTC USD versus INR		61.300	08/14/2014	1,600	(14)	(8)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	1,100	(26)	(23)
	Put - OTC USD versus ZAR	ZAR	10.570	07/17/2014	1,800	(8)	(8)
	Put - OTC USD versus ZAR		10.610	07/17/2014	2,900	(15)	(17)
	Put - OTC USD versus ZAR		10.530	07/21/2014	300	(1)	(1)
DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	2,600	(61)	(52)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	3,600	(19)	(19)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,000	(13)	(15)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	2,400	(20)	(6)
	Call - OTC USD versus BRL		2.650	05/29/2015	900	(27)	(20)
	Call - OTC USD versus BRL		2.710	06/02/2015	1,400	(42)	(27)
	Call - OTC USD versus BRL		2.650	06/08/2015	2,500	(75)	(58)
	Call - OTC USD versus BRL		3.150	06/21/2016	3,400	(117)	(113)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	2,100	(47)	(30)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	3,300	(18)	(28)
	Put - OTC USD versus ZAR		10.640	07/17/2014	3,400	(18)	(25)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,100	(14)	(17)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	4,700	(119)	(67)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	700	(21)	(16)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	800	(7)	(4)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	2,600	(71)	(64)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	800	(5)	(5)

						$(1,419)	$(1,145)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	600	(6)	0

						$(12)	$(1)

Total Written Options						$(1,854)	$(1,483)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.990%	)	09/20/2015	0.050%	$138	$0	$(2)	$0	$(2)
BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.326%	500	(15)	(8)	0	(23)
BRC	Health Care REIT, Inc.	(2.930%	)	06/20/2015	0.097%	400	0	(11)	0	(11)
RYL	Burlington Northern Santa Fe LLC	(0.510%	)	03/20/2018	0.093%	446	0	(7)	0	(7)
	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	0.410%	637	0	(10)	0	(10)

							$(15)	$(38)	$0	$(53)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$2,000	$(87)	$59	$0	$(28)
	Italy Government International Bond	1.000%	06/20/2019	0.919%	100	(2)	3	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	4,200	80	44	124	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	1,300	(82)	44	0	(38)
BRC	China Government International Bond	1.000%	03/20/2019	0.676%	600	2	7	9	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	1,000	(18)	24	6	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	1,100	(78)	46	0	(32)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	300	(14)	4	0	(10)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	300	(13)	8	0	(5)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	2,100	(47)	10	0	(37)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	1,800	(121)	68	0	(53)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	300	(25)	15	0	(10)
DUB	China Government International Bond	1.000%	03/20/2019	0.676%	1,000	0	15	15	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	1,900	(36)	46	10	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	1,600	(16)	23	7	0
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%	1,300	(63)	45	0	(18)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	4,200	77	46	123	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	100	(4)	1	0	(3)
HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	900	(16)	0	0	(16)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(29)	14	0	(15)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	200	(9)	2	0	(7)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	2,500	(116)	81	0	(35)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	2,100	(94)	65	0	(29)
	China Government International Bond	1.000%	03/20/2019	0.676%	300	1	3	4	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	1,900	34	22	56	0

						$(676)	$695	$355	$(336)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	2,100	$(12)	$(10)	$0	$(22)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	22,600	(15)	122	107	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		17,400	(9)	92	83	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		6,300	0	12	12	0
DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	9,300	(50)	(47)	0	(97)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	7,000	32	10	42	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		7,000	0	4	4	0
GLM	Pay	28-Day MXN-TIIE	7.150%	04/27/2034		6,100	0	12	12	0
HUS	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		7	0	0	0	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		17,600	0	83	83	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	24	6	30	0
JPM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		13,800	(8)	73	65	0

							$(38)	$357	$438	$(119)

Total Swap Agreements							$(729)	$1,014	$793	$(508)

(i)	Securities with an aggregate market value of $2,214 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$4,192	$0	$4,192
Mortgage-Backed Securities	0	654	0	654
Sovereign Issues	0	643	0	643
Brazil
Corporate Bonds & Notes	0	3,292	0	3,292
Sovereign Issues	0	5,943	0	5,943
Canada
Corporate Bonds & Notes	0	2,042	0	2,042
Sovereign Issues	0	6,647	0	6,647
Cayman Islands
Asset-Backed Securities	0	1,370	0	1,370
China
Corporate Bonds & Notes	0	901	0	901
Denmark
Corporate Bonds & Notes	0	1,894	0	1,894
France
Sovereign Issues	0	41,331	0	41,331
Germany
Corporate Bonds & Notes	0	4,453	0	4,453
Sovereign Issues	0	882	0	882
Greece
Corporate Bonds & Notes	0	985	0	985
Ireland
Asset-Backed Securities	0	757	0	757
Corporate Bonds & Notes	0	4,075	0	4,075
Mortgage-Backed Securities	0	1,148	0	1,148
Italy
Asset-Backed Securities	0	1,208	0	1,208
Corporate Bonds & Notes	0	4,846	0	4,846
Mortgage-Backed Securities	0	2,198	0	2,198
Sovereign Issues	0	32,922	0	32,922
Japan
Sovereign Issues	0	44,133	0	44,133
Luxembourg
Corporate Bonds & Notes	0	4,350	0	4,350
Mexico
Sovereign Issues	0	21,411	0	21,411
Netherlands
Asset-Backed Securities	0	560	0	560
New Zealand
Corporate Bonds & Notes	0	401	0	401
Sovereign Issues	0	8,706	0	8,706
Norway
Corporate Bonds & Notes	0	2,944	0	2,944
Sovereign Issues	0	2,419	0	2,419
Slovenia
Sovereign Issues	0	8,323	0	8,323
Spain
Sovereign Issues	0	63,137	0	63,137
Supranational
Corporate Bonds & Notes	0	7,363	0	7,363
Sweden
Corporate Bonds & Notes	0	2,522	0	2,522
Sovereign Issues	0	638	0	638
United Kingdom
Asset-Backed Securities	0	3,003	0	3,003
Bank Loan Obligations	0	2,394	0	2,394
Corporate Bonds & Notes	0	4,826	0	4,826
Mortgage-Backed Securities	0	15,006	0	15,006
Sovereign Issues	0	11,937	0	11,937
United States
Asset-Backed Securities	0	14,788	0	14,788
Corporate Bonds & Notes	0	11,987	0	11,987
Mortgage-Backed Securities	0	20,945	0	20,945
Preferred Securities	44	0	0	44
U.S. Government Agencies	0	43,985	0	43,985
U.S. Treasury Obligations	0	40,076	0	40,076
Short-Term Instruments
Certificates of Deposit	0	2,019	0	2,019
Repurchase Agreements	0	743	0	743
Mexico Treasury Bills	0	53,247	0	53,247
U.S. Treasury Bills	0	1,250	0	1,250
	$44	$515,496	$0	$515,540

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,253	$0	$0	$24,253

Total Investments	$24,297	$515,496	$0	$539,793

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(48,199)	$0	$(48,199)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	101	107	0	208
Over the counter	0	2,786	0	2,786
	$101	$2,893	$0	$2,994

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(108)	(83)	0	(191)
Over the counter	0	(6,461)	(1)	(6,462)

	$(108)	$(6,544)	$(1)	$(6,653)

Totals	$24,290	$463,646	$(1)	$487,935

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.7%
AUSTRALIA 3.3%
CORPORATE BONDS & NOTES 2.6%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$12,500	$12,590
Westpac Banking Corp.
1.850% due 11/26/2019		2,100	2,104
2.700% due 12/09/2014		7,700	7,778

			22,472

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.367% due 02/21/2038		521	517
3.075% due 08/22/2037	AUD	379	356
Swan Trust
3.960% due 04/25/2041		1,436	1,367
Torrens Trust
3.080% due 10/19/2038		396	372

			2,612

SOVEREIGN ISSUES 0.4%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		600	771
3.750% due 11/20/2020		1,900	2,376

			3,147

Total Australia (Cost $28,139)			28,231

BRAZIL 1.8%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
3.112% due 03/17/2020		$3,400	3,502
3.250% due 03/17/2017		2,700	2,770

			6,272

SOVEREIGN ISSUES 1.1%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,900	1,933
5.750% due 09/26/2023		2,300	2,478
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	9,200	3,815
10.000% due 01/01/2025		4,600	1,823

			10,049

Total Brazil (Cost $15,872)			16,321

CANADA 1.5%
SOVEREIGN ISSUES 1.5%
Province of British Columbia
4.300% due 06/18/2042	CAD	700	744
Province of Ontario
2.100% due 09/08/2018		2,300	2,179
2.450% due 06/29/2022		$1,600	1,564
6.200% due 06/02/2031	CAD	300	375
Province of Quebec
2.750% due 08/25/2021		$4,400	4,448
3.000% due 09/01/2023	CAD	1,500	1,409
4.250% due 12/01/2021		2,700	2,802

Total Canada (Cost $13,782)			13,521

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Commercial Industrial Finance Corp.
0.487% due 03/01/2021		$840	832
Lafayette CLO Ltd.
1.630% due 09/06/2022		18	18

Total Cayman Islands (Cost $822)			850

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	560	95
China Government International Bond
3.320% due 06/12/2015		330	53
3.380% due 05/23/2023		600	92
4.080% due 08/22/2023		600	97

Total China (Cost $332)			337

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	11,000	2,037
6.000% due 10/01/2029		236	51
Realkredit Danmark A/S
1.360% due 01/01/2038		636	122
2.000% due 01/01/2015		7,300	1,352

Total Denmark (Cost $3,478)			3,562

FRANCE 7.6%
CORPORATE BONDS & NOTES 0.6%
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$4,900	5,018

SOVEREIGN ISSUES 7.0%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		4,600	4,776
France Government Bond
1.000% due 05/25/2018 (f)	EUR	22,700	31,884
3.250% due 05/25/2045		200	305
4.000% due 10/25/2038 (f)		3,400	5,855
4.500% due 04/25/2041		10,000	18,659

			61,479

Total France (Cost $61,051)			66,497

GERMANY 4.1%
CORPORATE BONDS & NOTES 3.9%
FMS Wertmanagement AoeR
3.375% due 06/17/2021 (f)	EUR	8,100	12,917
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,154
KFW
6.250% due 05/19/2021		13,300	14,342
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	4,652

			34,065

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,246	1,764

Total Germany (Cost $35,341)			35,829

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.4%
Avoca CLO PLC
0.655% due 09/15/2021	EUR	852	1,164
Magi Funding PLC
0.677% due 04/11/2021		520	707
Mercator CLO PLC
0.556% due 02/18/2024		1,037	1,405

			3,276

MORTGAGE-BACKED SECURITIES 0.0%
Talisman Finance Ltd.
0.528% due 04/22/2017		96	131

Total Ireland (Cost $3,251)			3,407

ITALY 13.2%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	1,152	1,554

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.616% due 03/31/2048		3,449	4,547

SOVEREIGN ISSUES 12.5%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		2,004	2,855
3.750% due 05/01/2021		1,000	1,519
4.500% due 05/01/2023		9,700	15,284
4.500% due 03/01/2024		4,800	7,563
4.750% due 09/01/2021		8,200	13,224
5.500% due 09/01/2022		9,200	15,479
5.500% due 11/01/2022		30,200	50,740
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,939

			109,603

Total Italy (Cost $110,467)			115,704

JAPAN 2.7%
SOVEREIGN ISSUES 2.7%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,386
Japan Government International Bond
1.700% due 09/20/2032	JPY	2,030,000	21,414

Total Japan (Cost $22,873)			23,800

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
WPP PLC
6.000% due 04/04/2017	GBP	2,500	4,717

Total Jersey, Channel Islands (Cost $3,311)			4,717

LUXEMBOURG 0.6%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.614% due 06/04/2024	EUR	871	1,176

CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$2,100	2,559
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		2,100	2,255

			4,814

Total Luxembourg (Cost $5,724)			5,990

MEXICO 5.2%
SOVEREIGN ISSUES 5.2%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	13,901
7.500% due 06/03/2027	MXN	95,900	8,404
7.750% due 05/29/2031		114,950	10,154
7.750% due 11/23/2034		15,800	1,402
8.000% due 12/07/2023		70,000	6,314
8.500% due 11/18/2038		10,000	943
10.000% due 12/05/2024		45,000	4,640

Total Mexico (Cost $48,679)			45,758

NETHERLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Eurocredit CDO BV
0.714% due 02/22/2020	EUR	243	332
Grosvenor Place CLO BV
0.577% due 07/20/2021		93	127
0.788% due 07/20/2021	GBP	161	276
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	2	3

Total Netherlands (Cost $684)			738

NEW ZEALAND 2.3%
SOVEREIGN ISSUES 2.3%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	8,200	7,460
5.500% due 04/15/2023		4,900	4,629
6.000% due 05/15/2021		7,400	7,142
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,600	1,361

Total New Zealand (Cost $19,151)			20,592

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.9%
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,807
2.375% due 05/25/2016		3,300	3,308

Total Norway (Cost $7,679)			8,115

SLOVENIA 1.3%
SOVEREIGN ISSUES 1.3%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	211
4.700% due 11/01/2016	EUR	4,900	7,275
5.250% due 02/18/2024		$3,400	3,672

Total Slovenia (Cost $10,130)			11,158

SPAIN 12.4%
CORPORATE BONDS & NOTES 0.8%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	1,100	1,618
4.000% due 10/18/2016		400	586
4.125% due 03/30/2017		3,000	4,451

			6,655

SOVEREIGN ISSUES 11.6%
Instituto de Credito Oficial
4.000% due 12/08/2014	GBP	1,600	2,774
4.530% due 03/17/2016	CAD	380	369
5.000% due 04/10/2017		$200	219
Spain Government International Bond
3.150% due 01/31/2016	EUR	2,000	2,857
3.250% due 04/30/2016		800	1,151
3.750% due 10/31/2018		20,100	30,506
3.800% due 04/30/2024		700	1,051
4.400% due 10/31/2023		9,100	14,324
4.850% due 10/31/2020		900	1,467
5.400% due 01/31/2023		24,500	41,241
5.850% due 01/31/2022		1,600	2,759

Xunta de Galicia
6.131% due 04/03/2018		2,300	3,698

			102,416

Total Spain (Cost $101,590)			109,071

SUPRANATIONAL 2.1%
CORPORATE BONDS & NOTES 2.1%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	4,286
EUROFIMA
6.250% due 12/28/2018		4,200	4,405
European Investment Bank
6.125% due 01/23/2017		2,700	2,746
6.250% due 04/15/2015		2,000	1,938
European Union
3.500% due 06/04/2021	EUR	3,400	5,450

Total Supranational (Cost $18,898)			18,825

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	796
Stadshypotek AB
3.000% due 03/21/2018		6,000	954
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	659
Swedbank Hypotek AB
3.750% due 12/20/2017		4,300	700

			3,109

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,706

Total Sweden (Cost $4,736)			4,815

UNITED KINGDOM 4.7%
BANK LOAN OBLIGATIONS 0.6%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$4,900	4,887

CORPORATE BONDS & NOTES 0.5%
LBG Capital PLC
15.000% due 12/21/2019	EUR	530	1,124
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,500	2,190
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	406
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	956

			4,676

MORTGAGE-BACKED SECURITIES 1.4%
Darrowby PLC
2.228% due 02/20/2044	GBP	590	1,029
Fosse Master Issuer PLC
2.628% due 10/18/2054		3,800	6,610
Granite Mortgages PLC
0.874% due 03/20/2044		367	628
0.874% due 06/20/2044		1,879	3,218
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	630	864

			12,349

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
3.250% due 01/22/2044 (f)	GBP	7,300	12,092
4.250% due 06/07/2032		500	975
4.250% due 09/07/2039 (f)		700	1,375
4.250% due 12/07/2040 (f)		1,000	1,969
4.500% due 09/07/2034 (f)		800	1,613
4.750% due 12/07/2038		600	1,267

			19,291

Total United Kingdom (Cost $37,849)			41,203

UNITED STATES 31.4%
ASSET-BACKED SECURITIES 1.0%
AFC Home Equity Loan Trust
0.862% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.852% due 10/25/2031		25	22
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.580% due 11/25/2035		2,522	2,444
0.812% due 10/25/2032		16	15
0.952% due 10/27/2032		24	23
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		46	48
6.681% due 12/01/2033		12	12
Countrywide Asset-Backed Certificates
0.492% due 12/25/2036 ^		71	42
4.693% due 10/25/2035		1,213	1,211
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		19	18
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		448	107
Morgan Stanley ABS Capital, Inc. Trust
0.262% due 03/25/2037		2,331	1,295
Morgan Stanley Home Equity Loan Trust
0.502% due 04/25/2037		388	241
Residential Asset Mortgage Products Trust
0.710% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^		49	42
0.752% due 06/25/2032 ^		26	21
Salomon Brothers Mortgage Securities, Inc.
1.502% due 01/25/2032		37	34
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	2,362	3,198

			8,842

CORPORATE BONDS & NOTES 3.1%
Ally Financial, Inc.
4.625% due 06/26/2015		$4,300	4,445
Altria Group, Inc.
9.250% due 08/06/2019		443	589
Bank of America Corp.
3.929% due 10/21/2025	MXN	20,000	1,723
Boston Scientific Corp.
6.400% due 06/15/2016		$1,700	1,875
Cardinal Health, Inc.
5.800% due 10/15/2016		500	554
Citigroup, Inc.
5.500% due 10/15/2014		32	33
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,375
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,648
HJ Heinz Co.
4.250% due 10/15/2020		2,000	2,015
International Lease Finance Corp.
6.500% due 09/01/2014		2,600	2,623
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	1,228
Simon Property Group LP
6.125% due 05/30/2018		750	873
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,020
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,759
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	443

			27,203

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		$116	106
American General Mortgage Loan Trust
5.150% due 03/25/2058		206	208

American Home Mortgage Assets Trust
0.342% due 05/25/2046	1,294	984
American Home Mortgage Investment Trust
2.173% due 10/25/2034	331	334
Banc of America Funding Corp.
2.651% due 02/20/2036	1,206	1,216
2.938% due 01/20/2047 ^	133	104
Banc of America Mortgage Trust
2.765% due 05/25/2035	1,134	1,062
Banc of America Re-REMIC Trust
5.679% due 02/17/2051	97	104
BCAP LLC Trust
0.891% due 01/26/2047	356	313
2.466% due 02/26/2036	162	158
5.250% due 04/26/2037	712	675
5.250% due 08/26/2037	651	682
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	1,314	1,338
2.483% due 05/25/2034	76	71
2.488% due 08/25/2033	96	97
2.528% due 10/25/2033	78	79
2.528% due 03/25/2035	199	202
2.545% due 08/25/2033	15	15
2.580% due 03/25/2035	1,286	1,309
2.654% due 05/25/2034	192	187
2.771% due 02/25/2034	13	13
2.936% due 05/25/2047 ^	484	414
3.196% due 11/25/2034	146	148
Bear Stearns Alt-A Trust
2.790% due 09/25/2035	937	825
4.382% due 11/25/2036 ^	326	250
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	1,437	1,203
Chase Mortgage Finance Trust
2.602% due 02/25/2037	272	281
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	114	118
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	371	372
2.610% due 08/25/2035	207	205
2.764% due 09/25/2037 ^	1,691	1,436
Countrywide Alternative Loan Trust
0.342% due 09/25/2046 ^	1,519	1,250
0.362% due 07/25/2046	72	55
0.502% due 05/25/2037 ^	414	276
1.623% due 11/25/2035	305	243
2.163% due 11/25/2035	235	192
2.664% due 02/25/2037 ^	754	675
5.250% due 06/25/2035 ^	162	150
6.000% due 01/25/2037 ^	860	738
6.250% due 08/25/2037 ^	193	160
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	1,947	1,546
0.482% due 02/25/2035	296	280
0.912% due 09/25/2034	19	19
2.498% due 11/25/2034	181	171
2.509% due 04/20/2035	62	64
2.564% due 11/25/2035 ^	33	28
2.665% due 11/19/2033	11	10
2.747% due 08/25/2034	50	45
Credit Suisse First Boston Mortgage Securities Corp.
1.302% due 03/25/2034 ^	144	131
2.244% due 07/25/2033	33	33
2.526% due 08/25/2033	140	140
6.500% due 04/25/2033	29	30
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	4,700	79
1.551% due 11/10/2046 (a)	11,572	348
Extended Stay America Trust
1.213% due 12/05/2031 (a)	8,000	143
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	228	217
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034	23	23
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	6	6
Greenpoint Mortgage Funding Trust
0.332% due 01/25/2037	343	258
0.352% due 10/25/2046	1,326	887
0.362% due 04/25/2036	372	287
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	20	20
GS Mortgage Securities Trust
2.537% due 11/10/2045 (a)	5,682	726
GSR Mortgage Loan Trust
1.850% due 03/25/2033	71	71
2.657% due 09/25/2035	139	141

HarborView Mortgage Loan Trust
0.335% due 07/19/2046	1,592	1,083
0.345% due 09/19/2037	612	498
0.973% due 12/19/2036 ^	591	486
2.491% due 05/19/2033	157	159
2.564% due 07/19/2035	57	54
IndyMac Mortgage Loan Trust
0.342% due 09/25/2046	1,304	1,130
0.352% due 11/25/2046	1,429	877
2.509% due 12/25/2034	71	66
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	3	3
JPMorgan Chase Commercial Mortgage Securities Trust
1.464% due 12/15/2047 (a)	19,644	1,482
JPMorgan Mortgage Trust
1.990% due 11/25/2033	97	97
5.107% due 11/25/2035	94	91
Luminent Mortgage Trust
0.322% due 12/25/2036	2,263	1,784
MASTR Alternative Loan Trust
0.552% due 03/25/2036	204	63
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	253	242
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	80	74
0.402% due 08/25/2036	101	97
1.572% due 10/25/2035	590	585
2.220% due 02/25/2033	94	91
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	2,700	3,002
Morgan Stanley Bank of America Merrill Lynch Trust
1.596% due 05/15/2046 (a)	14,815	1,132
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	629	375
0.382% due 05/25/2037 ^	252	62
0.457% due 09/25/2046	567	249
Residential Asset Securitization Trust
0.602% due 12/25/2036 ^	247	100
6.250% due 10/25/2036 ^	886	751
6.500% due 08/25/2036 ^	631	444
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^	126	106
6.500% due 03/25/2032	14	14
Salomon Brothers Mortgage Securities, Inc.
0.652% due 05/25/2032	12	11
Sequoia Mortgage Trust
0.503% due 07/20/2033	382	366
0.855% due 10/19/2026	138	138
2.637% due 04/20/2035	1,531	1,533
Structured Adjustable Rate Mortgage Loan Trust
2.395% due 12/25/2035	1,833	1,392
2.458% due 04/25/2034	270	271
2.467% due 02/25/2034	112	114
2.568% due 09/25/2034	266	268
Structured Asset Mortgage Investments Trust
0.342% due 07/25/2046	350	299
0.362% due 05/25/2046	560	427
0.405% due 07/19/2035	1,273	1,167
0.445% due 07/19/2034	126	126
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047	309	278
1.797% due 06/25/2037	2,170	2,102
5.750% due 06/25/2037	1,835	1,876
5.750% due 06/25/2047	674	600
UBS-Barclays Commercial Mortgage Trust
2.016% due 12/10/2045 (a)	13,947	1,521
UBS-Citigroup Commercial Mortgage Trust
2.670% due 01/10/2045 (a)	5,815	641
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 07/25/2045	576	548
0.462% due 01/25/2045	330	326
2.142% due 03/25/2033	357	359
2.201% due 09/25/2046	2,223	2,087
2.201% due 10/25/2046	78	72
2.201% due 11/25/2046	587	579
2.375% due 04/25/2035	1,800	1,777
2.407% due 03/25/2034	286	288
2.410% due 08/25/2034	489	491
2.410% due 03/25/2035	358	360
2.449% due 06/25/2033	66	67
5.879% due 08/25/2046	1,399	1,283
Washington Mutual Mortgage Pass-Through Certificates Trust
0.602% due 04/25/2035	2,193	1,726
0.883% due 04/25/2047 ^	85	4
0.893% due 04/25/2047 ^	367	75
1.063% due 07/25/2046 ^	368	221

Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2035	518	522
2.618% due 06/25/2035	968	981
WFRBS Commercial Mortgage Trust
1.644% due 03/15/2045 (a)	15,426	1,222

		65,266

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 01/16/2018	9,000	220

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
0.352% due 10/27/2037	$5,700	5,688
0.582% due 11/25/2040	2,098	2,102
0.602% due 11/25/2040	2,655	2,669
0.652% due 10/25/2040 - 12/25/2040	3,204	3,216
2.012% due 12/01/2034	210	220
2.298% due 03/01/2024	12	12
2.447% due 11/01/2023	4	4
2.485% due 11/01/2034	1,565	1,676
3.000% due 08/01/2044	1,000	985
3.490% due 12/01/2020	940	1,005
3.500% due 07/01/2029	50,000	52,979
3.730% due 01/01/2018	1,000	1,045
5.090% due 09/01/2041	484	515
5.122% due 05/01/2035	108	116
6.500% due 11/01/2036	367	398
Freddie Mac
0.752% due 12/15/2037 - 07/15/2040	1,436	1,447
1.022% due 09/25/2022 (a)	5,255	308
1.175% due 11/25/2022 (a)	6,171	432
1.324% due 10/25/2044	2,013	2,049
1.465% due 08/25/2019 (a)	8,486	492
1.562% due 11/25/2019 (a)	7,685	492
2.357% due 02/01/2029	103	107
2.362% due 05/01/2023	16	17
2.406% due 04/01/2037	51	55
6.000% due 12/15/2024	79	87
7.400% due 02/01/2021	49	49
Ginnie Mae
0.752% due 02/16/2030	96	97
1.625% due 05/20/2022 - 05/20/2030	253	258
2.000% due 04/20/2030 - 05/20/2030	29	31
6.000% due 08/20/2034	6,242	7,076
NCUA Guaranteed Notes
0.522% due 11/06/2017	10,398	10,422
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,054

		101,103

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Bonds
2.750% due 08/15/2042	400	357
2.750% due 11/15/2042	900	802
3.125% due 11/15/2041 (h)(j)	5,100	4,934
3.625% due 08/15/2043	6,400	6,747
3.625% due 02/15/2044	15,500	16,326
3.750% due 11/15/2043	2,800	3,018
4.500% due 08/15/2039	800	973
5.500% due 08/15/2028 (h)	9,800	12,811
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)	206	207
0.125% due 01/15/2023 (h)	13,556	13,508
1.375% due 01/15/2020 (h)	767	842
2.375% due 01/15/2027	1,058	1,298
U.S. Treasury Notes
2.000% due 02/15/2022 (h)(j)	2,900	2,854
2.000% due 02/15/2023 (h)(j)	3,100	3,009
2.500% due 08/15/2023 (h)(j)	6,500	6,536

		74,222

Total United States (Cost $271,876)		276,856

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,900	2,682

Total Virgin Islands (British) (Cost $2,886)			2,682

SHORT-TERM INSTRUMENTS 10.2%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.608% due 04/11/2016		$5,000	5,049

COMMERCIAL PAPER 0.6%
Entergy Corp.
0.950% due 07/10/2014		5,100	5,099

REPURCHASE AGREEMENTS (e) 0.1%			673

FRANCE TREASURY BILLS 4.4%
0.197% due 07/03/2014	EUR	28,000	38,340

GREECE TREASURY BILLS 0.3%
1.821% due 09/19/2014		2,000	2,728

MEXICO TREASURY BILLS 4.1%
3.399% due 07/24/2014 - 02/05/2015 (b)	MXN	472,708	35,921

U.S. TREASURY BILLS 0.1%
0.041% due 07/24/2014 - 11/06/2014 (b)(f)(h)(j)		$1,121	1,121

Total Short-Term Instruments (Cost $89,156)			88,931

Total Investments in Securities (Cost $917,757)			947,510

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio		1,913	19
PIMCO Short-Term Floating NAV Portfolio III		3,866,303	38,632

Total Short-Term Instruments (Cost $38,649)			38,651

Total Investments in Affiliates (Cost $38,649)			38,651

Total Investments 112.1% (Cost $956,406)			$986,161
Financial Derivative Instruments (g)(i) (0.4%) (Cost or Premiums, net $(3,870))			(3,708)
Other Assets and Liabilities, net (11.7%)			(103,023)

Net Assets 100.0%			$879,430

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$673	Freddie Mac 2.070% due 11/07/2022	$(691)	$673	$673

Total Repurchase Agreements						$(691)	$673	$673

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.216%	04/10/2014	07/15/2014	EUR	(9,467)	$(12,609)
	0.220%	05/14/2014	07/15/2014		(4,213)	(5,778)
	0.232%	04/16/2014	07/15/2014		(23,224)	(31,517)
	0.469%	05/15/2014	08/14/2014	GBP	(1,746)	(3,003)
	0.478%	05/15/2014	08/14/2014		(1,161)	(1,961)
	0.488%	05/15/2014	08/14/2014		(1,554)	(2,626)

Total Sale-Buyback Transactions						$(57,494)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $57,249 at a weighted average interest rate of 0.245%.
(3)	Payable for sale-buyback transactions includes $57 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$17,000	$(17,942)	$(17,977)
FOB	Fannie Mae	4.000%	07/01/2044	8,000	(8,371)	(8,485)
	Fannie Mae	4.000%	08/01/2044	12,000	(12,687)	(12,689)
	Fannie Mae	4.500%	07/01/2044	10,000	(10,767)	(10,826)
	Fannie Mae	4.500%	08/01/2044	33,000	(35,611)	(35,646)
GSC	Fannie Mae	4.500%	07/01/2044	3,000	(3,226)	(3,248)
JPS	Fannie Mae	4.500%	07/01/2044	4,000	(4,322)	(4,331)

Total Short Sales					$(92,926)	$(93,202)

(f)	Securities with an aggregate market value of $58,633 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	69	$41	$2	$(2)
3-Month Euribor March Futures	Short	03/2016	180	(167)	9	(12)
3-Month Euribor September Futures	Long	09/2014	97	40	2	(2)
90-Day Eurodollar December Futures	Long	12/2014	408	140	0	0
90-Day Eurodollar September Futures	Long	09/2014	1,035	214	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	105	(61)	3	(9)
Australia Government 10-Year Bond September Futures	Short	09/2014	153	(358)	0	(67)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	71	4	8	(2)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	58	2	4	(2)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	111	(55)	4	(4)
Canada Government 10-Year Bond September Futures	Short	09/2014	210	(241)	36	(22)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	98	469	1	(22)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	206	(400)	59	(25)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	111	96	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	83	(40)	0	(6)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	70	38	6	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	15	14	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	70	4	3	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	115	44	5	0
United Kingdom Long Gilt September Futures	Short	09/2014	39	(5)	23	(1)

Total Futures Contracts				$(221)	$169	$(177)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$14,400	$289	$43	$0	$(7)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$152,700	$(882)	$(189)	$0	$(40)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		9,600	27	1	0	(3)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		39,500	(121)	(81)	0	(14)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		43,000	57	(57)	0	(16)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		21,500	(496)	(384)	0	(23)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		37,300	(791)	1,295	40	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		19,700	(712)	(646)	0	(35)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		3,800	134	154	5	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	2,000	(73)	(93)	0	(6)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	26,000	(89)	(41)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		32,900	(2,183)	(1,718)	37	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		3,200	(553)	(218)	0	(2)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	87,100	394	203	43	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		6,500	(515)	(357)	66	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	8,900,000	1,205	1,627	0	(56)

						$(4,598)	$(504)	$191	$(195)

Total Swap Agreements						$(4,309)	$(461)	$191	$(202)

(h)	Securities with an aggregate market value of $8,116 and cash of $821 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	25,529		$11,392	$0	$(163)
	07/2014	GBP	25,743		43,697	0	(360)
	07/2014	INR	44,543		750	10	0
	07/2014		$11,546	BRL	25,529	38	(30)
	07/2014		20,686	NZD	23,764	120	0
	08/2014	EUR	2,078		$2,819	0	(27)
	08/2014	NZD	23,764		20,622	0	(120)
	08/2014		$950	AUD	1,012	2	0
	08/2014		43,686	GBP	25,743	359	0
	09/2015		500	CNY	3,070	0	(8)
BPS	07/2014	AUD	37,645		$34,758	0	(740)
	07/2014	BRL	27,606		12,507	37	(24)
	07/2014	INR	38,422		650	13	0
	07/2014	MXN	16,795		1,290	0	(2)
	07/2014		$12,333	BRL	27,606	161	0
	07/2014		10	DKK	56	0	0
	07/2014		28,346	GBP	16,834	464	0
	08/2014		1,640	AUD	1,745	1	0
	08/2014		4,062	GBP	2,394	34	0
	09/2014	MXN	171,366		$13,082	0	(51)
	10/2014		114,869		8,733	0	(55)
BRC	07/2014	BRL	12,153		5,518	17	0
	07/2014	JPY	325,900		3,184	0	(33)
	07/2014	NZD	1,126		950	0	(36)
	07/2014		$5,408	BRL	12,153	92	0
	07/2014		1,680	CNY	10,437	10	0
	07/2014		643	INR	38,066	0	(12)
	08/2014	CHF	4,618		$5,161	0	(48)
	08/2014	EUR	24,284		33,165	0	(94)
	08/2014	SEK	8,644		1,330	37	0
	08/2014		$4,929	DKK	26,398	0	(79)
	08/2014		4,177	GBP	2,452	18	0
	09/2015		731	CNY	4,470	0	(15)
CBK	07/2014	BRL	51,977		$23,549	67	(42)
	07/2014	INR	10,685		180	3	0
	07/2014	MXN	10,942		839	0	(3)
	07/2014		$88	AUD	94	0	0
	07/2014		23,135	BRL	51,977	390	0
	07/2014		1,440	CNY	8,946	8	0
	08/2014	EUR	15,974		$21,768	7	(116)
	08/2014	INR	33,673		563	7	0
	10/2014	BRL	26,170		11,278	0	(262)
	10/2014	ZAR	1,297		121	1	0
	09/2015		$4,779	CNY	28,904	0	(145)
DUB	07/2014	BRL	332		$151	0	0
	07/2014	CNY	2,180		352	0	(1)
	07/2014	JPY	1,022,000		10,016	0	(73)
	07/2014	MXN	9,079		698	0	(1)
	07/2014		$35,420	AUD	37,551	0	(11)
	07/2014		147	BRL	332	3	0
	07/2014		3,387	DKK	18,556	21	0
	07/2014		5,559	GBP	3,268	34	0
	08/2014	AUD	37,551		$35,333	11	0
	08/2014	EUR	22,602		30,853	0	(102)
	08/2014		$2,796	AUD	2,984	11	0
	08/2014		14	NOK	82	0	0
	10/2014	DKK	18,556		$3,389	0	(21)
FBF	07/2014	BRL	7,683		3,488	11	0
	07/2014		$3,433	BRL	7,683	45	0
	07/2014		2,044	INR	121,148	0	(35)
	10/2014	BRL	8,454		$3,650	0	(78)
GLM	07/2014		6,692		3,028	8	(9)
	07/2014	MXN	6,788		520	0	(2)
	07/2014	NZD	348		293	0	(11)
	07/2014		$2,978	BRL	6,692	51	0
	07/2014		1,765	INR	105,620	0	(12)
	08/2014	MXN	218,206		$16,565	0	(192)
	08/2014		$2,771	GBP	1,628	14	0
	09/2014	MXN	39,083		$2,995	1	(2)
	10/2014	BRL	13,273		5,730	0	(123)
	10/2014	MXN	34,498		2,626	0	(13)
	02/2015		291,225		21,772	0	(352)
HUS	07/2014	TRY	466		220	1	0
	07/2014		$5,323	INR	314,244	0	(111)
JPM	07/2014	BRL	35,929		$16,051	0	(211)
	07/2014	CNY	70,139		11,319	0	(37)
	07/2014	GBP	2,692		4,561	0	(46)
	07/2014	JPY	11,549,117		113,719	0	(285)
	07/2014		$16,298	BRL	35,929	12	(49)
	07/2014		14,139	GBP	8,333	122	0
	07/2014		14,616	INR	872,883	0	(138)
	07/2014		126,628	JPY	12,897,017	681	0
	08/2014	CHF	3,381		$3,759	0	(55)
	08/2014		$15,904	BRL	35,929	205	0
	08/2014		1,515	INR	90,359	0	(21)
	08/2014		113,745	JPY	11,549,117	288	0
	09/2015		326	CNY	1,970	0	(10)
MSC	07/2014	BRL	814		$360	0	(8)
	07/2014		$369	BRL	814	0	(1)
	08/2014	INR	33,673		$563	7	0
	09/2015		$480	CNY	2,953	0	(6)
RBC	08/2014	EUR	13,542		$18,437	0	(110)
	08/2014		$907	JPY	91,900	0	0
	09/2014	MXN	8,225		$632	2	0
	09/2014		$4,016	CAD	4,366	67	0
UAG	07/2014	BRL	42,134		$18,721	0	(348)
	07/2014	DKK	18,579		3,427	14	0
	07/2014	INR	52,395		879	10	0
	07/2014	MXN	10,484		803	0	(4)
	07/2014	NZD	22,290		19,009	0	(507)
	07/2014		$19,130	BRL	42,134	0	(60)
	07/2014		2,054	CNY	12,759	12	0
	07/2014		1,024	INR	60,826	0	(15)
	07/2014		954	MXN	12,532	10	0
	08/2014	INR	23,186		$390	6	0
	06/2015	CNY	330		53	0	0

Total Forward Foreign Currency Contracts						$3,543	$(5,525)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$9,000	$726	$563
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	4,500	372	281

Total Purchased Options							$1,098	$844

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$38,000	$(722)	$(582)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	18,900	(356)	(290)

							$(1,078)	$(872)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	6,500	$(18)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$2,900	$(81)	$(70)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	3,000	(22)	(21)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	6,400	(353)	(260)
	Put - OTC USD versus JPY		80.000	02/28/2019	3,700	(182)	(152)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	4,600	(115)	(88)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	2,600	(17)	(12)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,300	(79)	(47)
	Put - OTC USD versus JPY		94.750	04/21/2016	3,800	(114)	(97)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	4,200	(94)	(79)
	Call - OTC USD versus BRL		2.600	03/11/2015	2,900	(52)	(45)
	Call - OTC USD versus BRL		2.740	06/08/2015	4,300	(97)	(79)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	600	(4)	(3)
	Call - OTC USD versus INR		61.300	08/14/2014	3,000	(26)	(15)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	2,000	(48)	(42)
	Put - OTC USD versus ZAR	ZAR	10.570	07/17/2014	3,200	(15)	(14)
	Put - OTC USD versus ZAR		10.610	07/17/2014	5,100	(26)	(30)
	Put - OTC USD versus ZAR		10.530	07/21/2014	1,900	(6)	(7)
DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	4,300	(100)	(86)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	6,200	(33)	(34)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,500	(19)	(23)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	4,200	(34)	(10)
	Call - OTC USD versus BRL		2.650	05/29/2015	1,700	(50)	(38)
	Call - OTC USD versus BRL		2.710	06/02/2015	2,300	(70)	(44)
	Call - OTC USD versus BRL		2.650	06/08/2015	4,500	(135)	(104)
	Call - OTC USD versus BRL		3.150	06/21/2016	6,000	(206)	(199)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,900	(88)	(56)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	6,000	(34)	(51)
	Put - OTC USD versus ZAR		10.640	07/17/2014	5,900	(32)	(43)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	2,100	(26)	(32)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	8,400	(213)	(120)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	1,500	(45)	(35)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	1,400	(12)	(7)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	4,800	(131)	(118)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	1,300	(8)	(8)

						$(2,567)	$(2,069)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	2,200	(21)	(1)

						$(47)	$(2)

Total Written Options						$(3,710)	$(2,949)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.479%	$2,050	$0	$(52)	$0	$(52)
	Spectra Energy Capital LLC	(0.830%	)	09/20/2014	0.073%	3,000	0	(6)	0	(6)
BRC	Historic TW, Inc.	(1.050%	)	03/20/2016	0.086%	1,500	0	(26)	0	(26)
DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.104%	500	(10)	(2)	0	(12)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.376%	200	2	(6)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.040%	3,000	0	(4)	0	(4)
GST	Temple-Inland, Inc.	(6.680%	)	03/20/2016	0.067%	3,500	0	(409)	0	(409)

							$(8)	$(505)	$0	$(513)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$3,000	$(137)	$95	$0	$(42)
	Italy Government International Bond	1.000%	06/20/2019	0.919%	100	(2)	3	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	4,500	76	57	133	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	2,400	(149)	79	0	(70)
BRC	China Government International Bond	1.000%	03/20/2019	0.676%	1,300	4	15	19	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	4,200	(77)	100	23	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	1,100	(65)	33	0	(32)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	1,000	(35)	(2)	0	(37)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	600	(25)	17	0	(8)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	1,900	(43)	9	0	(34)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	4,500	(308)	176	0	(132)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	400	(33)	19	0	(14)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	3,800	(162)	109	0	(53)
	China Government International Bond	1.000%	03/20/2019	0.676%	1,300	0	20	20	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	7,200	(149)	189	40	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	2,500	44	29	73	0
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%	400	(18)	12	0	(6)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	1,600	(30)	1	0	(29)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	10,400	200	106	306	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	500	(23)	6	0	(17)
HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	200	(5)	1	0	(4)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	800	(55)	31	0	(24)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	400	(18)	5	0	(13)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	2,300	(116)	85	0	(31)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	5,100	(233)	162	0	(71)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	1,100	(24)	5	0	(19)
	China Government International Bond	1.000%	03/20/2019	0.676%	1,000	1	14	15	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	3,500	63	39	102	0

						$(1,319)	$1,415	$732	$(636)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017	BRL	33,600	$35	$(180)	$0	$(145)
	Receive	1-Year BRL-CDI	12.560%	01/04/2021		1,400	(8)	(6)	0	(14)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	53,300	(35)	288	253	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		17,700	(17)	101	84	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		12,000	0	24	24	0
DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	1,000	(5)	(5)	0	(10)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	20,900	(5)	104	99	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		15,000	69	20	89	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		11,400	(9)	9	0	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		13,000	0	8	8	0
GLM	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	1,000	(5)	(6)	0	(11)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	22,100	10	95	105	0
	Pay	28-Day MXN-TIIE	7.150%	04/27/2034		9,400	0	19	19	0
HUS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		28,200	0	133	133	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		11,000	53	12	65	0
JPM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		24,600	(14)	130	116	0

							$69	$746	$995	$(180)

Total Swap Agreements							$(1,258)	$1,656	$1,727	$(1,329)

(j)	Securities with an aggregate market value of $3,664 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$22,472	$0	$22,472
Mortgage-Backed Securities	0	2,612	0	2,612
Sovereign Issues	0	3,147	0	3,147
Brazil
Corporate Bonds & Notes	0	6,272	0	6,272
Sovereign Issues	0	10,049	0	10,049
Canada
Sovereign Issues	0	13,521	0	13,521
Cayman Islands
Asset-Backed Securities	0	850	0	850
China
Sovereign Issues	0	284	53	337
Denmark
Corporate Bonds & Notes	0	3,562	0	3,562
France
Corporate Bonds & Notes	0	5,018	0	5,018
Sovereign Issues	0	61,479	0	61,479
Germany
Corporate Bonds & Notes	0	34,065	0	34,065
Sovereign Issues	0	1,764	0	1,764
Ireland
Asset-Backed Securities	0	3,276	0	3,276
Mortgage-Backed Securities	0	131	0	131
Italy
Asset-Backed Securities	0	1,554	0	1,554
Mortgage-Backed Securities	0	4,547	0	4,547
Sovereign Issues	0	109,603	0	109,603
Japan
Sovereign Issues	0	23,800	0	23,800
Jersey, Channel Islands
Corporate Bonds & Notes	0	4,717	0	4,717
Luxembourg
Asset-Backed Securities	0	1,176	0	1,176
Corporate Bonds & Notes	0	4,814	0	4,814
Mexico
Sovereign Issues	0	45,758	0	45,758
Netherlands
Asset-Backed Securities	0	738	0	738
New Zealand
Sovereign Issues	0	20,592	0	20,592
Norway
Corporate Bonds & Notes	0	8,115	0	8,115
Slovenia
Sovereign Issues	0	11,158	0	11,158
Spain
Corporate Bonds & Notes	0	6,655	0	6,655
Sovereign Issues	0	102,416	0	102,416
Supranational
Corporate Bonds & Notes	0	18,825	0	18,825
Sweden
Corporate Bonds & Notes	0	3,109	0	3,109
Sovereign Issues	0	1,706	0	1,706
United Kingdom
Bank Loan Obligations	0	4,887	0	4,887
Corporate Bonds & Notes	0	4,676	0	4,676
Mortgage-Backed Securities	0	12,349	0	12,349
Sovereign Issues	0	19,291	0	19,291
United States
Asset-Backed Securities	0	8,842	0	8,842
Corporate Bonds & Notes	0	25,480	1,723	27,203
Mortgage-Backed Securities	0	65,260	6	65,266
Preferred Securities	220	0	0	220
U.S. Government Agencies	0	101,054	49	101,103
U.S. Treasury Obligations	0	74,222	0	74,222
Virgin Islands (British)
Corporate Bonds & Notes	0	2,682	0	2,682
Short-Term Instruments
Certificates of Deposit	0	5,049	0	5,049
Commercial Paper	0	5,099	0	5,099
Repurchase Agreements	0	673	0	673
France Treasury Bills	0	38,340	0	38,340
Greece Treasury Bills	0	2,728	0	2,728
Mexico Treasury Bills	0	35,921	0	35,921
U.S. Treasury Bills	0	1,121	0	1,121
	$220	$945,459	$1,831	$947,510

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,651	$0	$0	$38,651

Total Investments	$38,871	$945,459	$1,831	$986,161

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(93,202)	$0	$(93,202)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	169	191	0	360
Over the counter	0	6,114	0	6,114
	$169	$6,305	$0	$6,474

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(177)	(202)	0	(379)
Over the counter	0	(9,801)	(2)	(9,803)

	$(177)	$(10,003)	$(2)	$(10,182)

Totals	$38,863	$848,559	$1,829	$889,251

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 62.9%
CORPORATE BONDS & NOTES 4.6%
BANKING & FINANCE 3.9%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,300	$1,318
3.125% due 01/15/2016		300	309
3.500% due 07/18/2016		300	310
4.625% due 06/26/2015		4,500	4,652
4.750% due 09/10/2018		100	106
5.500% due 02/15/2017		975	1,058
6.750% due 12/01/2014		600	615
8.300% due 02/12/2015		900	939
Bankia S.A.
0.532% due 01/25/2016	EUR	300	406
3.500% due 01/17/2019		6,100	8,882
4.375% due 02/14/2017		400	588
Barclays Bank PLC
7.625% due 11/21/2022		$5,900	6,726
CIT Group, Inc.
4.750% due 02/15/2015		1,300	1,328
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	4,100	6,778
Credit Suisse
6.500% due 08/08/2023		$5,900	6,564
GMAC International Finance BV
7.500% due 04/21/2015	EUR	200	288
International Lease Finance Corp.
4.875% due 04/01/2015		$300	308
5.750% due 05/15/2016		300	322
6.500% due 09/01/2014		400	404
6.750% due 09/01/2016		300	333
8.625% due 09/15/2015		300	326
KBC Bank NV
8.000% due 01/25/2023		5,800	6,632
SLM Corp.
6.250% due 01/25/2016		400	427
Springleaf Finance Corp.
5.400% due 12/01/2015		100	105

			49,724

INDUSTRIALS 0.7%
DISH DBS Corp.
7.125% due 02/01/2016		1,200	1,300
HCA, Inc.
6.500% due 02/15/2016		200	216
MGM Resorts International
7.500% due 06/01/2016		300	332
10.000% due 11/01/2016		100	119
New York Times Co.
5.000% due 03/15/2015		6,000	6,150
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	225

			8,342

UTILITIES 0.0%
Sprint Communications, Inc.
6.000% due 12/01/2016		500	545

Total Corporate Bonds & Notes (Cost $56,505)			58,611

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
0.702% due 09/25/2041		9,206	9,277
4.000% due 10/01/2040 - 07/01/2044 †		17	18
Freddie Mac
0.702% due 07/15/2041		2,650	2,665

Total U.S. Government Agencies (Cost $11,878)			11,960

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (f)(h)(i)(k)		16,509	16,825
0.625% due 01/15/2024 (f)		5,527	5,724
0.625% due 02/15/2043 (f)		6,800	6,165
2.375% due 01/15/2025 (i)(k)		755	914

U.S. Treasury Notes
0.109% due 04/30/2016 †		2,300	2,301
0.250% due 08/31/2014		1,000	1,000
0.250% due 09/15/2014 (i)†		4,100	4,102
0.250% due 09/15/2014		900	900
0.250% due 09/30/2014 †		1,100	1,101
0.250% due 10/31/2014 †		5,483	5,487
0.250% due 11/30/2014 †		100	100
0.250% due 01/15/2015 (i)†		2,500	2,502
0.250% due 01/15/2015		3,800	3,804
0.250% due 02/28/2015 (i)†		100	100
0.500% due 10/15/2014 †		5,872	5,880
1.625% due 04/30/2019 (f)(h)(i)(k)		35,300	35,362
2.250% due 04/30/2021 (f)		103,850	104,848

Total U.S. Treasury Obligations (Cost $196,608)			197,115

MORTGAGE-BACKED SECURITIES 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		275	280
2.250% due 08/25/2035		93	94
2.545% due 08/25/2033		287	295
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		600	672
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		833	820
Countrywide Alternative Loan Trust
0.483% due 11/20/2035		1,727	1,438
1.123% due 02/25/2036		338	308
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035		215	195
2.514% due 09/20/2036 ^		221	164
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,131	1,273
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		581	471
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 01/25/2035		63	59
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035		112	108
WaMu Mortgage Pass-Through Certificates Trust
0.823% due 02/25/2047		369	307
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036		1,005	1,009
2.619% due 09/25/2036		2,345	2,207

Total Mortgage-Backed Securities (Cost $8,314)			9,700

ASSET-BACKED SECURITIES 0.2%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		1,192	1,265
Mid-State Trust
8.330% due 04/01/2030		270	276
SLM Student Loan Trust
0.431% due 12/17/2018		33	33
Wood Street CLO BV
0.657% due 11/22/2021	EUR	542	736

Total Asset-Backed Securities (Cost $2,093)			2,310

SOVEREIGN ISSUES 15.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	22,323	9,257
France Government Bond
0.100% due 07/25/2021 (c)	EUR	9,108	12,858
0.250% due 07/25/2018 (c)		2,815	4,001
1.300% due 07/25/2019 (c)		3,313	4,994
Republic of Germany
0.750% due 04/15/2018 (c)(f)		61,887	89,259
Slovenia Government International Bond
5.250% due 02/18/2024		$1,900	2,052
5.850% due 05/10/2023		2,600	2,931
Spain Government International Bond
3.800% due 04/30/2024 (f)	EUR	31,600	47,452
4.400% due 10/31/2023		12,300	19,362
5.400% due 01/31/2023		2,400	4,040

Total Sovereign Issues (Cost $191,468)			196,206

	SHARES
COMMON STOCKS 2.1%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)	23,989	194

CONSUMER STAPLES 0.3%
Kweichow Moutai Co. Ltd.	140,171	3,209

FINANCIALS 1.8%
Bank of China Ltd. ‘A’	6,401,200	2,620
Barclays PLC	803,400	2,926
BNP Paribas S.A.	46,255	3,138
China Construction Bank Corp. ‘A’	5,763,127	3,827
Industrial & Commercial Bank of China Ltd. ‘A’	8,450,800	4,631
Intesa Sanpaolo SpA	959,647	2,964
Societe Generale S.A.	55,158	2,889

		22,995

Total Common Stocks (Cost $27,838)		26,398

EXCHANGE-TRADED FUNDS 9.4%
iShares MSCI EAFE ETF	322,629	22,058
iShares MSCI Emerging Markets ETF	258,102	11,158
iShares U.S. Real Estate ETF	191,410	13,741
Vanguard FTSE Emerging Markets ETF	1,683,404	72,605

Total Exchange-Traded Funds (Cost $114,808)		119,562

REAL ESTATE INVESTMENT TRUSTS 2.8%
FINANCIALS 2.8%
Apartment Investment & Management Co. ‘A’ (h)	219,247	7,075
Equity Residential (h)	112,515	7,088
Essex Property Trust, Inc. (h)	39,054	7,222
Home Properties, Inc. (h)	107,124	6,852
Post Properties, Inc. (h)	137,936	7,374

Total Real Estate Investment Trusts (Cost $31,342)		35,611

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS (e) 0.4%		5,373

SHORT-TERM NOTES 3.1%
Fannie Mae
0.050% due 08/26/2014	$900	900
0.055% due 07/29/2014 - 09/08/2014 †	4,500	4,500
0.060% due 08/18/2014 †	800	800
0.065% due 10/02/2014 †	2,400	2,400
0.080% due 01/05/2015	2,500	2,499
Federal Home Loan Bank
0.077% due 10/17/2014 †	400	400
0.078% due 10/08/2014 †	1,500	1,500
0.097% due 09/19/2014 †	1,200	1,200
0.100% due 08/01/2014 †	3,100	3,099
0.120% due 03/06/2015 †	900	899
Freddie Mac
0.055% due 09/02/2014 †	700	700
0.060% due 09/11/2014 †	300	300
0.065% due 09/10/2014 †	10,600	10,599
0.075% due 10/24/2014 †	2,700	2,699
0.080% due 11/21/2014 - 11/26/2014 †	1,500	1,500
0.090% due 01/08/2015 †	1,500	1,499
0.100% due 10/24/2014 †	1,200	1,200
0.113% due 07/01/2014 †	500	500
0.130% due 06/09/2015 †	2,000	1,998

		39,192

GREECE TREASURY BILLS 3.5%
2.709% due 07/18/2014 - 11/07/2014 (b)	EUR	32,900	44,854

U.S. TREASURY BILLS 4.2%
0.051% due 07/03/2014 - 12/26/2014 (b)(f)(h)(i)(k)†		$53,651	53,643

Total Short-Term Instruments (Cost $143,595)			143,062

Total Investments in Securities (Cost $784,449)			800,535

	SHARES
INVESTMENTS IN AFFILIATES 59.6%
MUTUAL FUNDS (d) 55.8%
PIMCO Emerging Markets Corporate Bond Fund		2,214,770	25,979
PIMCO EqS® Dividend Fund		7,201,058	92,246
PIMCO EqS® Emerging Markets Fund		3,021,548	27,345
PIMCO EqS® Long/Short Fund		1,266,051	15,091
PIMCO Income Fund		14,960,136	190,143
PIMCO Investment Grade Corporate Bond Fund		3,069,729	32,877
PIMCO Mortgage Opportunities Fund		3,515,337	39,126
PIMCO StocksPLUS® Fund		11,117,092	116,618
PIMCO Total Return Fund		1,896,200	20,801
PIMCO TRENDS Managed Futures Strategy Fund		6,729,350	72,475
PIMCO Unconstrained Bond Fund		6,851,166	77,487

Total Mutual Funds (Cost $662,351)			710,188

EXCHANGE-TRADED FUNDS 3.8%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		164,000	17,527
PIMCO Diversified Income Exchange-Traded Fund		299,000	15,512
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund		300,000	15,294

Total Exchange-Traded Funds (Cost $46,825)			48,333

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		1,085	11
PIMCO Short-Term Floating NAV Portfolio III		1,317	13

Total Short-Term Instruments (Cost $24)			24

Total Investments in Affiliates (Cost $709,200)			758,545

Total Investments 122.5% (Cost $1,493,649)			$1,559,080
Financial Derivative Instruments (g)(j) 0.9% (Cost or Premiums, net $32,497)			12,046
Other Assets and Liabilities, net (23.4%)			(298,012)

Net Assets 100.0%			$1,273,114

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200%		06/30/2014	07/01/2014	$400	Freddie Mac 4.750% due 11/17/2015	$(438)	$400	$400
MSC	0.150%	†	06/30/2014	07/01/2014	3,100	U.S. Treasury Bonds 3.125% due 02/15/2042	(3,168)	3,100	3,100
SSB	0.000%	†	06/30/2014	07/01/2014	1,873	Fannie Mae 2.110% due 11/07/2022	(1,916)	1,873	1,873

Total Repurchase Agreements							$(5,522)	$5,373	$5,373

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.140%	06/06/2014	07/07/2014	$(5,919)	$(5,919)
IND	0.090%	05/13/2014	07/15/2014	(2,332)	(2,332)
	0.110%	05/30/2014	07/08/2014	(30,365)	(30,368)

Total Reverse Repurchase Agreements					$(38,619)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.140%	07/01/2014	07/16/2014		$(8,900)	$(8,908)
	0.170%	06/18/2014	07/09/2014		(3,691)	(3,692)
	0.170%	06/23/2014	07/07/2014		(6,149)	(6,153)
	0.200%	06/24/2014	07/01/2014		(10,178)	(10,179)
	0.200%	06/30/2014	07/01/2014		(3,408)	(3,408)
BPG	0.140%	07/01/2014	07/10/2014		(87,461)	(87,508)
	0.150%	06/04/2014	07/08/2014		(3,055)	(3,058)
BPS	0.280%	06/12/2014	09/10/2014	EUR	(34,990)	(48,236)
FOB	0.200%	06/24/2014	07/01/2014		$(85,607)	(85,611)
	0.220%	06/27/2014	07/03/2014		(23,381)	(23,384)
GSC	0.170%	06/20/2014	07/07/2014		(8,869)	(8,872)
TDM	0.180%	06/30/2014	07/21/2014		(1,214)	(1,215)
UBS	0.130%	06/12/2014	07/15/2014	EUR	(25,804)	(35,352)

Total Sale-Buyback Transactions						$(325,576)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $266,978 at a weighted average interest rate of 0.171%.
(3)	Payable for sale-buyback transactions includes $370 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$74,000	$(78,137)	$(78,252)
DEU	Fannie Mae	4.000%	08/01/2044	13,000	(13,741)	(13,747)
FOB	Fannie Mae †	3.500%	07/01/2044	1,000	(1,019)	(1,029)
	Fannie Mae	4.000%	07/01/2044	37,000	(38,643)	(39,243)
	Fannie Mae	4.000%	08/01/2044	48,000	(50,754)	(50,758)
MSC	Fannie Mae	4.000%	08/01/2044	12,000	(12,695)	(12,689)

Total Short Sales					$(194,989)	$(195,718)

(f)	Securities with an aggregate market value of $365,533 and cash of $20 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	48	$82	$218

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2014	745	$6	$12

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	7,106	$1,883	$810
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	28,960	4,924	958
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	6,923	1,489	497

				$8,296	$2,265

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	196	$941	$1,262
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	918	6,648	1,042
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	247	1,527	605
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	21	248	207
Put - OSE Nikkei 225 Index	12,500.000	06/12/2015	137	443	349
Call - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	360	347

				$10,167	$3,812

Total Purchased Options				$18,551	$6,307

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	48	$(84)	$(19)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	7,106	$(1,073)	$(455)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	07/19/2014	9,000	(238)	(131)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	28,960	(2,526)	(434)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	6,923	(678)	(201)

				$(4,515)	$(1,221)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	331	$(297)	$(222)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	196	(921)	(548)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	918	(3,280)	(415)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	247	(716)	(229)
Put - CBOE S&P 500 Index	1,625.000	06/19/2015	103	(438)	(350)
Call - CBOE S&P 500 Index	1,900.000	06/19/2015	21	(237)	(274)
Put - EUREX Euro Stoxx 50 Index	3,175.000	09/19/2014	860	(605)	(768)
Put - OSE Nikkei 225 Index	14,250.000	08/08/2014	339	(687)	(219)
Put - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	(252)	(220)

				$(7,433)	$(3,245)

Total Written Options				$(12,032)	$(4,485)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude August Futures †	Long	07/2014	195	$(380)	$0	$(183)
Brent Crude September Futures †	Short	08/2014	195	347	152	0
CAC 40 Index July Futures	Long	07/2014	437	(619)	0	(105)
Corn December Futures †	Long	12/2014	3,078	(11,147)	0	(3,386)
Corn September Futures †	Short	09/2014	2,491	11,540	2,927	0
DAX Index September Futures	Long	09/2014	82	(247)	154	0
E-mini S&P 500 Index September Futures	Long	09/2014	1,248	1,215	25	0
Euro STOXX 50 September Futures	Long	09/2014	1,773	(1,234)	170	(97)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	159	640	19	(46)
FTSE 100 Index September Futures	Long	09/2014	299	(143)	182	(23)
FTSE China A50 Index July Futures	Long	07/2014	4,374	175	175	0
Gold 100 oz. August Futures †	Short	08/2014	39	(42)	0	(8)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	218	(85)	12	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	224	(46)	12	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	224	98	13	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	207	79	10	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	224	96	11	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	224	(51)	12	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	218	(63)	11	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	224	52	12	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	224	(81)	12	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	218	3	12	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	224	(39)	12	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	218	(50)	11	0
Nikkei 225 Index September Futures	Short	09/2014	10	3	10	(2)
S&P CNX Nifty Index July Futures	Long	07/2014	1,027	26	180	0
Soybean November Futures †	Short	11/2014	220	628	778	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	745	516	58	0
WTI Crude December Futures †	Long	11/2015	497	1,078	10	0
WTI Crude June Futures †	Long	05/2015	300	2,127	0	(32)
WTI Crude September Futures †	Short	08/2014	497	(724)	154	0

Total Futures Contracts				$3,672	$5,134	$(3,882)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	46,700	$1,196	$225	$0	$(67)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	38,900	$2,108	$290	$24	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		83,300	3,229	2,525	49	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		70,100	(3,188)	(1,828)	0	(410)
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		$29,500	1,066	849	53	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,200	(126)	(229)	0	(19)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		30,950	312	(1,262)	0	(179)
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	17,100	203	188	23	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		78,900	1,720	1,405	108	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	23,900	(4,133)	(2,576)	0	(15)
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044	GBP	2,700	(214)	(148)	27	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	16,160,000	(5,703)	(2,361)	0	(13)

						$(4,726)	$(3,147)	$284	$(636)

Total Swap Agreements						$(3,530)	$(2,922)	$284	$(703)

(h)	Securities with an aggregate market value of $60,902 and cash of $1 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $29,080 and cash of $1,377 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	AUD	1,174		$1,102	$0	$(5)
	07/2014	BRL	24,242		11,007	35	0
	07/2014	GBP	700		1,178	0	(20)
	07/2014	HUF	3,723,445	EUR	11,989	0	(26)
	07/2014	INR	151,857		$2,443	0	(76)
	07/2014	JPY	244,738		2,400	0	(16)
	07/2014	NZD	11,319		9,612	0	(298)
	07/2014		$9,338	AUD	9,897	6	(12)
	07/2014		10,819	BRL	24,242	152	0
	07/2014		800	CAD	872	17	0
	07/2014		2,000	NOK	12,037	0	(38)
	07/2014		2,852	NZD	3,360	89	0
	08/2014	AUD	9,047		$8,522	12	0
	08/2014	CLP	2,211,988		3,942	0	(37)
	08/2014	EUR	207,615		282,224	0	(2,116)
	08/2014		$7,628	BRL	17,217	91	0
	10/2014	ZAR	38,678		$3,555	0	(18)
	01/2015	BRL	17,949		7,628	0	(92)
BPS	07/2014	AUD	1,442		1,337	0	(23)
	07/2014	EUR	6,065	PLN	25,652	126	0
	07/2014		1,750		$2,371	0	(26)
	07/2014	INR	130,950		2,172	0	0
	07/2014	JPY	163,155		1,600	0	(11)
	07/2014		$784	AUD	850	18	0
	07/2014		1,049	JPY	107,600	13	0
	07/2014		2,000	NOK	12,027	0	(40)
	07/2014		593	NZD	700	20	0
	08/2014		2,655	AUD	2,824	2	0
	08/2014		14,656	EUR	10,759	79	0
	09/2014	SGD	5,186		$4,150	0	(9)
	10/2014	MXN	170,964		12,997	0	(82)
BRC	07/2014	EUR	850		1,157	0	(7)
	07/2014	GBP	2,100		3,575	0	(18)
	07/2014	HKD	25,761		3,322	0	(1)
	07/2014	HUF	669,326		2,992	36	0
	07/2014	JPY	163,156		1,600	0	(11)
	07/2014	KRW	17,283,795		15,903	0	(1,167)
	07/2014		$400	CAD	435	8	0
	07/2014		10,735	INR	660,632	222	0
	07/2014		2,070	MXN	26,900	0	0
	07/2014		7,869	MYR	25,850	179	0
	07/2014		2,000	NOK	12,154	1	(21)
	07/2014		2,730	PHP	123,328	97	0
	07/2014		2,100	TWD	63,042	12	0
	08/2014	BRL	8,996		$3,874	3	(163)
	08/2014	CHF	8,903		10,104	61	0
	08/2014	DKK	16,250		3,034	49	0
	08/2014	EUR	10,103		13,782	0	(55)
	08/2014	SEK	18,346		2,822	78	0
	08/2014		$26	IDR	307,818	0	0
	09/2014	GBP	4,353		$7,307	0	(139)
	09/2014	SGD	2,775		2,205	0	(20)
	10/2014	ZAR	17,983		1,661	0	0
CBK	07/2014	AUD	6,431		6,033	0	(31)
	07/2014	EUR	1,750		2,371	0	(26)
	07/2014	KRW	2,068,835		2,044	1	0
	07/2014	PHP	227,288		5,036	0	(173)
	07/2014		$400	CAD	429	2	0
	07/2014		13,441	INR	828,503	301	0
	07/2014		673	MXN	8,775	2	0
	08/2014		1,030	CHF	921	9	0
	08/2014		26,526	EUR	19,439	97	(1)
	10/2014		3,741	COP	7,137,828	29	0
DUB	07/2014	CNY	87,219		$14,094	0	(28)
	07/2014	GBP	700		1,178	0	(20)
	07/2014	INR	2,019,630		32,208	0	(1,289)
	07/2014		$2,392	AUD	2,550	10	0
	07/2014		600	BRL	1,349	8	0
	07/2014		522	IDR	6,173,332	0	(2)
	07/2014		1,166	INR	70,001	0	(5)
	07/2014		1,000	NOK	6,148	1	0
	08/2014	IDR	12,909,613		$1,125	43	0
	08/2014	NOK	54,665		9,214	316	0
	08/2014		$23,110	EUR	16,930	76	0
	09/2014	GBP	1,767		$2,963	0	(59)

	09/2014	PEN	9,694		3,433	0	0
	09/2014		$334	IDR	3,989,457	0	(1)
	10/2014	COP	9,674,851		$4,939	0	(171)
	09/2015		$7,010	CNY	42,600	0	(180)
FBF	07/2014	BRL	456		$207	1	0
	07/2014	EUR	850		1,159	0	(5)
	07/2014	IDR	12,972,093		1,133	41	0
	07/2014		$784	AUD	850	18	0
	07/2014		204	BRL	456	3	0
	08/2014		14,781		33,809	378	0
	01/2015	BRL	35,237		$14,781	0	(375)
GLM	07/2014	EUR	3,000	HUF	910,989	0	(85)
	07/2014		3,110	PLN	12,875	0	(27)
	07/2014	HUF	1,485,223	EUR	4,774	0	(21)
	07/2014		926,691		$4,180	87	0
	07/2014	JPY	1,246,461		12,267	0	(37)
	07/2014		$600	BRL	1,372	20	0
	07/2014		400	CAD	435	8	0
	07/2014		5,130	MXN	66,780	13	(2)
	07/2014		2,417	NZD	2,800	31	0
	08/2014	CHF	929		$1,040	0	(8)
	08/2014	MXN	166,440		12,635	0	(147)
	08/2014	NOK	4,721		767	0	(2)
	08/2014		$88,284	EUR	65,178	982	0
	08/2014		3,891	NOK	23,879	0	(4)
	08/2014		8,797	RUB	314,863	387	0
	10/2014		13,599	MXN	177,360	0	(30)
HUS	07/2014	EUR	10,668	PLN	45,009	184	0
	07/2014	INR	453,787		$7,543	16	0
	07/2014		$3,894	NZD	4,476	25	0
	08/2014	NZD	4,476		$3,882	0	(25)
JPM	07/2014	BRL	58,339		26,062	0	(342)
	07/2014	CNY	52,684		8,504	0	(26)
	07/2014	CZK	24,805		1,251	13	0
	07/2014	EUR	19,327	HUF	5,871,113	0	(538)
	07/2014		1,700		$2,316	0	(12)
	07/2014	GBP	1,400		2,365	0	(31)
	07/2014	HUF	956,215	EUR	3,130	63	0
	07/2014	INR	125,538		$2,080	0	(2)
	07/2014	JPY	958,521		9,410	0	(52)
	07/2014	KRW	2,434,973		2,327	0	(78)
	07/2014	MXN	54,388		4,180	0	(6)
	07/2014	MYR	3,352		1,040	0	(3)
	07/2014	PLN	56,226	EUR	13,527	44	0
	07/2014		34,876		$11,454	0	(10)
	07/2014	TRY	8,891		4,150	0	(34)
	07/2014	TWD	862,348		28,714	0	(179)
	07/2014		$1,594	AUD	1,700	6	0
	07/2014		28,288	BRL	62,373	16	(84)
	07/2014		1,200	CAD	1,301	19	0
	07/2014		4,180	HUF	926,005	0	(90)
	07/2014		21,306	INR	1,290,562	217	(118)
	07/2014		18,242	JPY	1,852,644	46	0
	07/2014		9,409	KRW	9,632,449	105	0
	07/2014		500	MXN	6,510	1	0
	07/2014		1,040	MYR	3,349	3	0
	07/2014		1,000	NOK	5,996	0	(23)
	07/2014		593	NZD	700	20	0
	07/2014		4,150	TRY	8,908	42	0
	07/2014		38,615	TWD	1,162,154	323	0
	07/2014		2,080	ZAR	22,240	2	0
	07/2014	ZAR	22,085		$2,080	12	0
	08/2014	BRL	85,735		35,547	0	(2,893)
	08/2014	JPY	1,852,644		18,246	0	(46)
	08/2014	RUB	460,638		13,243	0	(193)
	08/2014	TRY	24,984		11,488	0	(198)
	08/2014		$25,824	BRL	58,339	332	0
	09/2014		4,150	SGD	5,188	11	0
	10/2014		16,881	ZAR	180,030	71	(320)
	10/2014	ZAR	248,702		$22,663	0	(313)
MSC	07/2014	GBP	700		1,174	0	(23)
	07/2014		$1,597	AUD	1,700	3	0
	07/2014		1,800	BRL	4,057	28	0
	07/2014		9,443	HKD	73,194	0	(2)
	07/2014		1,900	MXN	24,699	4	(2)
	07/2014		13,671	MYR	45,087	366	0
	07/2014		1,808	NZD	2,100	29	0
RBC	07/2014		450	MXN	5,876	2	0
	07/2014		8,450	TRY	17,824	0	(63)
	08/2014	JPY	161,000		$1,589	0	(1)
	09/2014	CAD	6,173		5,679	0	(96)
	09/2014		$18,820	MXN	244,755	0	(60)
SCX	07/2014	HKD	312,564		$40,270	0	(47)
	07/2014	MYR	91,714		27,564	0	(991)
	07/2014	TWD	852,585		28,025	0	(541)
SOG	07/2014		$1,941	INR	116,519	0	(8)
	07/2014		3,622	NZD	4,183	40	0
UAG	07/2014	BRL	60,432		$27,234	48	(165)
	07/2014	IDR	25,706,771		2,215	51	0
	07/2014	MXN	26,932		2,070	0	(3)
	07/2014	THB	611,219		18,781	0	(35)
	07/2014		$26,844	BRL	60,432	507	0
	07/2014		8,189	HKD	63,500	2	0
	07/2014		19,246	INR	1,184,165	400	(5)
	07/2014		5,620	KRW	5,977,432	284	0
	07/2014		16,376	THB	534,225	69	0
	08/2014		11,851	BRL	26,790	160	0
	08/2014		3,120	CHF	2,774	9	0
	08/2014		357	IDR	4,246,314	0	(1)

Total Forward Foreign Currency Contracts						$7,843	$(14,935)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$2,300	$145	$3

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		$181,300	$3,141	$2,070
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		52,900	2,290	408
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		6,200	103	97
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		76,100	20	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	10,800	161	16
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		33,700	469	59
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		$124,100	4,913	3,298
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		90,700	11	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		231,400	4,880	2,642
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		148,950	6,339	3,959
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.560%	07/07/2014		21,000	43	20
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		72,600	1,169	1,136

								$23,539	$13,705

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.925	07/07/2014	AUD	1,700	$4	$0
	Call - OTC GBP versus USD		1.699	07/10/2014	GBP	1,400	5	20
	Put - OTC NZD versus USD		0.859	07/21/2014	NZD	1,400	3	2
	Put - OTC USD versus JPY	JPY	100.940	07/11/2014		$1,600	4	4
	Put - OTC USD versus JPY		101.100	07/18/2014		1,600	3	6
	Call - OTC USD versus NOK	NOK	6.099	07/02/2014		2,000	7	13
	Call - OTC USD versus NOK		6.102	07/16/2014		2,000	5	17
BRC	Put - OTC AUD versus USD		$0.872	12/23/2014	AUD	53,027	251	216
	Call - OTC EUR versus USD		1.373	07/22/2014	EUR	1,700	4	7
	Call - OTC GBP versus USD		1.718	07/17/2014	GBP	1,400	5	5
	Call - OTC GBP versus USD		1.716	07/24/2014		1,400	5	8
	Call - OTC USD versus CAD	CAD	1.097	07/15/2014		$800	1	0
	Put - OTC USD versus JPY	JPY	101.500	07/03/2014		1,600	4	5
	Put - OTC USD versus JPY		100.378	07/25/2014		1,600	3	4
	Call - OTC USD versus NOK	NOK	6.226	07/23/2014		2,000	6	4
CBK	Call - OTC EUR versus USD		$1.368	07/08/2014	EUR	1,700	5	8
	Call - OTC EUR versus USD		1.368	07/15/2014		1,800	5	11
DUB	Put - OTC EUR versus USD		1.000	05/22/2015		166,400	8,240	29
GLM	Call - OTC USD versus BRL	BRL	2.333	07/03/2014		$1,200	5	0
	Call - OTC USD versus MXN	MXN	13.090	07/03/2014		1,000	3	0
	Call - OTC USD versus MXN		13.184	07/10/2014		900	2	1
JPM	Put - OTC AUD versus USD		$0.927	07/14/2014	AUD	1,700	4	1
	Call - OTC EUR versus USD		1.380	07/01/2014	EUR	1,700	5	0
	Put - OTC NZD versus USD		0.836	07/07/2014	NZD	1,400	3	0
	Call - OTC USD versus BRL	BRL	2.287	07/10/2014		$1,200	5	1
	Call - OTC USD versus CAD	CAD	1.104	07/02/2014		800	2	0
	Call - OTC USD versus CAD		1.099	07/09/2014		800	2	0
	Call - OTC USD versus CAD		1.082	07/23/2014		800	1	1
	Call - OTC USD versus MXN	MXN	13.190	07/17/2014		1,000	3	1
	Call - OTC USD versus NOK	NOK	6.072	07/09/2014		2,000	5	23
MSB	Put - OTC AUD versus USD		$0.930	07/21/2014	AUD	1,700	4	3
	Put - OTC AUD versus USD		0.927	07/28/2014		1,700	4	4
	Call - OTC GBP versus USD		1.694	07/03/2014	GBP	1,400	5	25
	Put - OTC NZD versus USD		0.855	07/14/2014	NZD	1,400	3	1
	Put - OTC NZD versus USD		0.861	07/28/2014		1,400	4	4
	Call - OTC USD versus BRL	BRL	2.291	07/17/2014		$1,200	5	1
	Call - OTC USD versus BRL		2.266	07/24/2014		1,200	5	4
	Call - OTC USD versus MXN	MXN	13.230	07/24/2014		900	3	1
UAG	Call - OTC USD versus INR	INR	60.340	07/02/2014		200	1	0
	Call - OTC USD versus INR		60.250	07/08/2014		200	1	1
	Call - OTC USD versus INR		61.750	07/15/2014		200	1	0
	Call - OTC USD versus INR		61.350	07/22/2014		200	1	0

							$8,637	$431

Total Purchased Options							$32,321	$14,139

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$2,300	$(145)	$(7)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$202,000	$(2,528)	$(427)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	21,600	(162)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		67,400	(469)	(38)

								$(3,159)	$(473)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	4,100	$(14)	$(2)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	09/17/2014		9,700	(25)	(12)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		4,700	(15)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		2,300	(7)	(1)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,500	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		2,000	(7)	(1)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		4,500	(17)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		2,200	(8)	(1)

							$(100)	$(26)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.946	07/07/2014	AUD	1,700	$(4)	$(4)
	Put - OTC GBP versus USD		1.668	07/10/2014	GBP	1,400	(5)	0
	Call - OTC NZD versus USD		0.880	07/21/2014	NZD	1,400	(3)	(4)
	Call - OTC USD versus JPY	JPY	103.140	07/11/2014		$1,600	(4)	0
	Call - OTC USD versus JPY		103.060	07/18/2014		1,600	(3)	(1)
	Put - OTC USD versus NOK	NOK	5.923	07/02/2014		2,000	(6)	0
	Put - OTC USD versus NOK		5.967	07/16/2014		2,000	(5)	0
BRC	Call - OTC AUD versus USD		$0.965	12/23/2014	AUD	53,027	(250)	(289)
	Put - OTC EUR versus USD		1.349	07/22/2014	EUR	1,700	(5)	(1)
	Put - OTC GBP versus USD		1.689	07/17/2014	GBP	1,400	(5)	(1)
	Put - OTC GBP versus USD		1.685	07/24/2014		1,400	(5)	(1)
	Put - OTC USD versus CAD	CAD	1.079	07/15/2014		$800	(1)	(9)
	Call - OTC USD versus JPY	JPY	103.570	07/03/2014		1,600	(3)	0
	Call - OTC USD versus JPY		102.384	07/25/2014		1,600	(3)	(3)
	Put - OTC USD versus NOK	NOK	6.078	07/23/2014		2,000	(5)	(4)
CBK	Put - OTC EUR versus USD		$1.340	07/08/2014	EUR	1,700	(6)	0
	Put - OTC EUR versus USD		1.341	07/15/2014		1,800	(6)	0
GLM	Put - OTC USD versus BRL	BRL	2.247	07/03/2014		$1,200	(4)	(19)
	Put - OTC USD versus JPY	JPY	100.000	08/14/2014		13,600	(91)	(44)
	Put - OTC USD versus MXN	MXN	12.768	07/03/2014		1,000	(2)	0
	Put - OTC USD versus MXN		12.864	07/10/2014		900	(2)	(1)
JPM	Call - OTC AUD versus USD		$0.948	07/14/2014	AUD	1,700	(4)	(4)
	Put - OTC EUR versus USD		1.346	07/01/2014	EUR	1,700	(6)	0
	Call - OTC NZD versus USD		0.857	07/07/2014	NZD	1,400	(3)	(25)
	Put - OTC USD versus BRL	BRL	2.215	07/10/2014		$1,200	(4)	(6)
	Put - OTC USD versus CAD	CAD	1.082	07/02/2014		800	(2)	(11)
	Put - OTC USD versus CAD		1.079	07/09/2014		800	(1)	(9)
	Put - OTC USD versus CAD		1.065	07/23/2014		800	(1)	(3)
	Put - OTC USD versus MXN	MXN	12.880	07/17/2014		1,000	(2)	(2)
	Put - OTC USD versus NOK	NOK	5.927	07/09/2014		2,000	(5)	0
MSB	Call - OTC AUD versus USD		$0.951	07/21/2014	AUD	1,700	(3)	(3)
	Call - OTC AUD versus USD		0.949	07/28/2014		1,700	(4)	(4)
	Put - OTC GBP versus USD		1.662	07/03/2014	GBP	1,400	(5)	0
	Call - OTC NZD versus USD		0.877	07/14/2014	NZD	1,400	(3)	(5)
	Call - OTC NZD versus USD		0.884	07/28/2014		1,400	(3)	(3)
	Put - OTC USD versus BRL	BRL	2.219	07/17/2014		$1,200	(4)	(8)
	Put - OTC USD versus BRL		2.192	07/24/2014		1,200	(4)	(4)
	Put - OTC USD versus MXN	MXN	12.914	07/24/2014		900	(2)	(3)
UAG	Put - OTC USD versus INR	INR	58.650	07/02/2014		200	(1)	0
	Put - OTC USD versus INR		58.700	07/08/2014		200	(1)	0
	Put - OTC USD versus INR		59.820	07/15/2014		200	(1)	(1)
	Put - OTC USD versus INR		59.650	07/22/2014		200	(1)	(1)

							$(478)	$(473)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	$105.453	07/07/2014	$42,000	$(72)	$(266)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Cap - OTC YOY CPURNSA Index	215.949	Maximum of [(Final Index/Initial Index - 1) - 5.000%] or 0	03/04/2015	$4,000	$(68)	$0
	Floor - OTC YOY CPURNSA Index	215.949	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	03/04/2015	4,000	(56)	0
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	12,000	(106)	(8)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(5)

						$(338)	$(13)

Total Written Options						$(4,292)	$(1,258)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	GCQ4 Index †	$1,255.300	08/27/2014	20,000	$0	$1,334	$1,334	$0

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	New York Times Co.	(1.000%)	03/20/2015	0.095%	$2,000	$115	$(129)	$0	$(14)
DUB	New York Times Co.	(5.000%)	03/20/2015	0.095%	4,000	(358)	209	0	(149)

						$(243)	$80	$0	$(163)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.259%		$700	$1	$1	$2	$0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		5,100	(17)	121	103	1
BPS	Japan Government International Bond	1.000%	09/20/2015	0.097%		1,900	11	11	22	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.084%	EUR	5,200	(53)	77	24	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%		$500	(6)	2	0	(4)
BRC	Italy Government International Bond	1.000%	12/20/2016	0.594%		6,900	(37)	108	71	0
	Japan Government International Bond	1.000%	03/20/2016	0.130%		4,000	54	8	62	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		5,000	(15)	116	101	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%		20,500	(381)	880	499	0
	China Government International Bond	1.000%	12/20/2016	0.299%		1,000	(48)	65	17	0
	Russia Government International Bond	1.000%	09/20/2014	0.794%		900	1	0	1	0
DUB	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		1,000	35	15	50	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		2,700	(106)	119	13	0
	Italy Government International Bond	1.000%	12/20/2016	0.594%		6,900	(35)	106	71	0
	Japan Government International Bond	1.000%	03/20/2015	0.066%		5,300	41	(3)	38	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%		6,900	(6)	113	107	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%		2,106	5	(19)	0	(14)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		1,000	15	35	50	0
	China Government International Bond	1.000%	12/20/2016	0.299%		12,200	(586)	802	216	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,700	(6)	40	34	0
GST	Brazil Government International Bond	1.000%	09/20/2014	0.259%		900	1	1	2	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		2,400	(7)	27	20	0
	Japan Government International Bond	1.000%	03/20/2016	0.130%		200	(2)	6	4	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		5,700	(21)	136	115	0
HUS	Russia Government International Bond	1.000%	09/20/2014	0.794%		900	1	0	1	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,100	(92)	60	0	(32)
JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		2,000	34	66	100	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		6,500	(72)	120	48	0
	China Government International Bond	1.000%	12/20/2016	0.299%		8,000	(387)	529	142	0
	Japan Government International Bond	1.000%	03/20/2016	0.130%		500	(6)	14	8	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		25,000	(85)	592	507	0
MYC	Brazil Government International Bond	1.000%	09/20/2014	0.259%		700	1	1	2	0
	China Government International Bond	1.000%	12/20/2016	0.299%		4,500	(215)	294	79	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.053%		4,400	(76)	97	21	0
	Japan Government International Bond	1.000%	03/20/2016	0.130%		1,000	(13)	28	15	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%		9,400	(4)	149	145	0
RYL	Japan Government International Bond	1.000%	03/20/2016	0.130%		6,700	94	9	103	0

							$(1,982)	$4,726	$2,793	$(49)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.940%	01/02/2017	BRL	14,000	$26	$(332)	$0	$(306)
CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016		$43,500	0	438	438	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	60,500	56	(1,576)	0	(1,520)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		13,600	44	98	142	0
NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016		$23,200	0	234	234	0
UAG	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	54,400	48	(1,411)	0	(1,363)

							$174	$(2,549)	$814	$(3,189)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	153,000,000	3-Month USD-LIBOR plus a specified spread	09/11/2014	KRW	40,153,007	$(285)	$(1)	$(284)
	Receive	TWSE Index	31,600	3-Month USD-LIBOR plus a specified spread	07/16/2014	TWD	286,650	148	148	0
FBF	Pay	IOS.FN.350.12 Index	151,220	7.000%	01/12/2043		$11,467	10	10	0

								$(127)	$157	$(284)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/ Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$44,149	$0	$2,175	$2,175	$0
SOG	Pay	S&P 500 Index	3.010%	12/19/2014	3,750	0	14	14	0

						$0	$2,189	$2,189	$0

Total Swap Agreements						$(2,051)	$5,653	$7,287	$(3,685)

(k)	Securities with an aggregate market value of $4,546 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,724	$0	$49,724
Industrials	0	8,342	0	8,342
Utilities	0	545	0	545
U.S. Government Agencies	0	11,960	0	11,960
U.S. Treasury Obligations	0	197,115	0	197,115
Mortgage-Backed Securities	0	9,700	0	9,700
Asset-Backed Securities	0	1,045	1,265	2,310
Sovereign Issues	0	196,206	0	196,206
Common Stocks
Consumer Discretionary	194	0	0	194
Consumer Staples	3,209	0	0	3,209
Financials	22,995	0	0	22,995
Exchange-Traded Funds	119,562	0	0	119,562
Real Estate Investment Trusts
Financials	35,611	0	0	35,611
Short-Term Instruments
Repurchase Agreements	0	5,373	0	5,373
Short-Term Notes	0	39,192	0	39,192
Greece Treasury Bills	0	44,854	0	44,854
U.S. Treasury Bills	0	53,643	0	53,643
	$181,571	$617,699	$1,265	$800,535

Investments in Affiliates, at Value
Mutual Funds	710,188	0	0	710,188
Exchange-Traded Funds	48,333	0	0	48,333
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24	$0	$0	$24
	$758,545	$0	$0	$758,545

Total Investments	$940,116	$617,699	$1,265	$1,559,080

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(195,718)	$0	$(195,718)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,352	6,373	0	11,725
Over the counter	0	29,269	0	29,269
	$5,352	$35,642	$0	$40,994

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,901)	(5,169)	0	(9,070)
Over the counter	0	(19,865)	(13)	(19,878)
	$(3,901)	$(25,034)	$(13)	$(28,948)

Totals	$941,567	$432,589	$1,252	$1,375,408

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.9%
U.S. GOVERNMENT AGENCIES 125.9%
Fannie Mae
2.000% due 07/01/2028 - 09/01/2028	$3,784	$3,739
2.500% due 07/01/2029 - 07/01/2044	5,000	5,010
2.500% due 12/01/2029	4,000	4,043
2.515% due 01/25/2022 (a)	6,468	791
3.000% due 07/01/2029 - 06/01/2043	2,500	2,596
3.000% due 09/25/2039 - 04/25/2043 (a)	16,206	2,608
3.500% due 07/01/2029 - 08/01/2029	20,000	21,160
3.540% due 10/25/2042	758	621
3.765% due 12/01/2025	3,000	3,178
4.000% due 07/01/2018 - 03/01/2041	14,599	15,513
4.006% due 03/01/2018	3	3
4.500% due 06/25/2024 (a)	1,458	110
4.500% due 07/01/2029 - 07/01/2044	1,000	1,061
4.777% due 01/25/2017 (a)	13,806	651
5.000% due 07/01/2044	3,000	3,330
5.500% due 02/01/2027 - 11/01/2039	930	1,048
5.774% due 01/25/2043	4,516	3,665
5.998% due 08/25/2042 (a)	2,653	520
6.000% due 11/01/2028 - 07/01/2044	21,410	24,125
6.498% due 08/25/2018 (a)	34,077	6,802
Freddie Mac
1.175% due 11/25/2022 (a)	7,863	551
1.198% due 01/25/2020 (a)	37,965	1,802
1.250% due 10/02/2019	4,200	4,080
1.425% due 04/25/2021 (a)	24,452	1,729
1.508% due 11/25/2019 (a)	13,584	834
2.346% due 05/01/2019	2	2
2.575% due 05/01/2031	9	9
3.000% due 07/01/2043	4,895	4,831
3.500% due 12/15/2042 (a)	11,346	2,168
4.000% due 11/15/2042 (a)	3,701	671
5.000% due 10/01/2029	135	150
5.500% due 06/01/2035 - 03/01/2041	266	299
7.500% due 08/15/2029 (a)	9	2
11.595% due 10/15/2035	1,515	1,593
11.864% due 05/15/2035	2,005	2,114
15.396% due 05/15/2041	15,519	16,999
Ginnie Mae
0.000% due 12/20/2032 - 01/20/2041 (b)	2,166	1,715
0.000% due 10/16/2042 (a)	6,812	0
0.124% due 01/16/2052 (a)	26,878	569
0.352% due 01/16/2031 - 02/16/2032	703	706
0.365% due 01/16/2044 (a)	18,248	245
0.402% due 08/16/2032	252	253
0.437% due 11/16/2051 (a)	24,884	621
0.452% due 12/16/2026 - 08/16/2031	245	246
0.602% due 11/16/2029	931	935
0.652% due 05/16/2027 - 07/16/2028	73	74
0.702% due 04/16/2032	98	98
0.831% due 02/20/2060	20,320	20,510
0.872% due 09/20/2063	4,413	4,462
1.045% due 03/20/2058	6,128	6,196
1.149% due 11/16/2044 (a)	26,648	1,802
1.196% due 05/20/2061	7,804	7,926
1.219% due 04/16/2042 (a)	34,837	1,836
1.251% due 01/16/2030	1,535	1,568
1.280% due 05/20/2061	3,489	3,578
1.354% due 11/16/2043 (a)	31,695	2,170
1.428% due 08/16/2052 (a)	45,637	2,936
1.452% due 09/20/2063	2,978	3,091
1.625% due 02/20/2030 - 06/20/2038	1,225	1,268
1.811% due 08/16/2040 (a)	39,680	2,482
1.878% due 04/20/2061	6,276	6,663
2.500% due 09/20/2027 (a)	9,527	1,003
2.500% due 07/01/2044	3,000	2,895
3.000% due 07/01/2044	136,000	137,263
3.150% due 11/15/2042 - 01/15/2043	1,218	1,231
3.500% due 05/15/2042 - 07/01/2044	233,967	243,462
4.000% due 05/20/2016 - 07/01/2044	164,181	175,545
4.000% due 10/20/2043 (a)	4,223	668
4.050% due 04/15/2040 - 12/15/2040	5,251	5,615
4.500% due 02/20/2018 - 07/01/2044	209,959	229,531
4.875% due 08/15/2039 - 10/15/2040	1,975	2,154
5.000% due 11/15/2032 - 08/01/2044	96,323	105,966
5.500% due 04/15/2025 - 07/01/2044	36,413	40,649

6.000% due 12/15/2036 - 03/15/2041	2,390	2,695
6.500% due 12/15/2023 - 07/01/2044	9,723	11,020
7.500% due 12/15/2023 - 06/15/2032	251	299

Total U.S. Government Agencies (Cost $1,166,927)		1,170,354

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Notes
1.500% due 05/31/2019 (e)	26,000	25,867
1.625% due 03/31/2019	4,300	4,312
1.625% due 06/30/2019	2,000	2,000
2.000% due 11/30/2020	8,800	8,794
2.000% due 05/31/2021	3,000	2,977
2.125% due 01/31/2021	3,000	3,014
2.375% due 12/31/2020	8,400	8,580
2.500% due 05/15/2024 (e)	16,000	15,969
2.750% due 02/15/2024	5,300	5,417

Total U.S. Treasury Obligations (Cost $76,339)		76,930

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	450	486
Banc of America Funding Corp.
0.411% due 10/03/2039	1,064	1,055
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	3,395	3,458
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	4,062	3,400
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032	21	20
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	1,786	1,800
LB Commercial Mortgage Trust
5.517% due 07/15/2044	340	374
Merrill Lynch Mortgage Investors Trust
2.400% due 10/25/2035	649	660
Mortgage Equity Conversion Asset Trust
0.570% due 02/25/2042	11,853	9,482
0.600% due 10/25/2041	2,904	2,323
0.600% due 05/25/2042	46,295	37,036
Structured Asset Mortgage Investments Trust
0.815% due 09/19/2032	58	57
UBS-Barclays Commercial Mortgage Trust
1.495% due 04/10/2046 (a)	28,645	2,363
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045	2,470	2,526
Wells Fargo Commercial Mortgage Trust
2.278% due 10/15/2045 (a)	13,264	1,511

Total Mortgage-Backed Securities (Cost $69,212)		66,551

ASSET-BACKED SECURITIES 2.1%
ALM Ltd.
1.454% due 02/13/2023	2,100	2,100
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	19	17
Centex Home Equity Loan Trust
0.452% due 01/25/2032	21	20
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033	24	22
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,152	810
Duane Street CLO Ltd.
0.455% due 11/14/2021	624	615
Home Equity Asset Trust
0.750% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.179% due 04/25/2038	2,478	2,499
South Carolina Student Loan Corp.
0.777% due 03/01/2018	776	777
0.977% due 03/02/2020	8,400	8,456
1.227% due 09/03/2024	4,300	4,374

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	43	40

Total Asset-Backed Securities (Cost $19,754)		19,732

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.2%		1,898

U.S. TREASURY BILLS 0.2%
0.054% due 10/09/2014 - 12/26/2014 (c)(e)	1,341	1,341

Total Short-Term Instruments (Cost $3,239)		3,239

Total Investments in Securities (Cost $1,335,471)		1,336,806

	SHARES
INVESTMENTS IN AFFILIATES 33.8%
SHORT-TERM INSTRUMENTS 33.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.8%
PIMCO Short-Term Floating NAV Portfolio	20,924,277	209,368
PIMCO Short-Term Floating NAV Portfolio III	10,513,045	105,047

Total Short-Term Instruments (Cost $314,382)		314,415

Total Investments in Affiliates (Cost $314,382)		314,415

Total Investments 177.7% (Cost $1,649,853)		$1,651,221
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $31)		(96)
Other Assets and Liabilities, net (77.7%)		(721,830)

Net Assets 100.0%		$929,295

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$ 1,898	Fannie Mae 2.120% due 11/07/2022	$(1,937)	$1,898	$1,898

Total Repurchase Agreements						$(1,937)	$1,898	$1,898

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(1.750%)	06/30/2014	07/01/2014	$(25,894)	$(25,893)
UBS	0.200%	06/30/2014	07/01/2014	(200)	(200)

Total Sale-Buyback Transactions					$(26,093)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $7,951 at a weighted average interest rate of (1.005%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	3.000%	07/01/2044	$4,400	$(4,319)	$(4,344)
	Fannie Mae	3.500%	09/01/2044	3,500	(3,556)	(3,578)
	Fannie Mae	4.500%	08/01/2044	9,000	(9,709)	(9,722)
	Fannie Mae	4.500%	09/01/2044	4,500	(4,830)	(4,849)
BOA	Fannie Mae	3.500%	07/01/2044	21,000	(21,402)	(21,600)
	Fannie Mae	4.000%	08/01/2044	16,000	(16,914)	(16,919)
	Fannie Mae	4.500%	07/01/2044	9,000	(9,694)	(9,744)
	Fannie Mae	4.500%	08/01/2044	4,000	(4,313)	(4,321)
DEU	Fannie Mae	3.000%	07/01/2044	3,000	(2,929)	(2,961)
	Fannie Mae	4.000%	07/01/2029	3,000	(3,184)	(3,184)
	Ginnie Mae	4.500%	07/01/2044	28,500	(30,979)	(31,034)
FOB	Fannie Mae	3.500%	07/01/2044	14,650	(14,933)	(15,069)
	Fannie Mae	4.500%	08/01/2044	12,000	(12,958)	(12,962)
GSC	Fannie Mae	3.500%	07/01/2044	36,000	(36,788)	(37,029)
	Fannie Mae	4.500%	07/01/2044	5,000	(5,367)	(5,413)
	Ginnie Mae	4.500%	07/01/2044	21,000	(22,767)	(22,867)
MSC	Ginnie Mae	5.000%	07/01/2044	1,000	(1,098)	(1,098)
SAL	Fannie Mae	3.000%	07/01/2044	5,000	(4,941)	(4,936)
	Fannie Mae	3.500%	07/01/2044	11,000	(11,230)	(11,314)

					$(221,911)	$(222,944)

Total Short Sales					$(221,911)	$(222,944)

(e)	Securities with an aggregate market value of $26,437 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830%	08/05/2014	$11,000	$51	$19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980%	08/05/2014	30,000	152	13

							$203	$32

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 3.500% due 07/01/2044	$111.000	07/07/2014	$70,000	$3	$0
	Call - OTC Fannie Mae 4.500% due 07/01/2044	114.000	07/07/2014	27,000	1	0
	Put - OTC Ginnie Mae 3.500% due 09/01/2044	88.000	09/04/2014	25,000	1	1

					$5	$1

Total Purchased Options					$208	$33

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 4.000% due 07/01/2044	$106.039	07/07/2014	$18,000	$(32)	$(38)
	Call - OTC Fannie Mae 4.000% due 07/01/2044	108.359	07/07/2014	10,000	(7)	(8)
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	106.094	07/07/2014	9,000	(16)	(17)
	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.188	08/05/2014	18,000	(42)	(42)
FBF	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.027	08/05/2014	14,000	(36)	(43)
JPM	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.031	08/05/2014	14,000	(36)	(42)
	Call - OTC Fannie Mae 4.500% due 07/01/2044	108.398	07/07/2014	10,000	(8)	(6)

					$(177)	$(196)

Total Written Options					$(177)	$(196)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$500	$0	$22	$22	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	IOS.FN.300.12 Index	88,883	6.000%	01/12/2043	$6,900		$9	$9	$0
	Pay	IOS.FN.300.13 Index	313,441	6.000%	01/12/2044	24,150		36	36	0

								$45	$45	$0

Total Swap Agreements							$0	$67	$67	$0

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,170,354	$0	$1,170,354
U.S. Treasury Obligations	0	76,930	0	76,930
Mortgage-Backed Securities	0	15,910	50,641	66,551
Asset-Backed Securities	0	19,732	0	19,732
Short-Term Instruments
Repurchase Agreements	0	1,898	0	1,898
U.S. Treasury Bills	0	1,341	0	1,341
	$0	$1,286,165	$50,641	$1,336,806

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$314,415	$0	$0	$314,415

Total Investments	$314,415	$1,286,165	$50,641	$1,651,221

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(222,944)	$0	$(222,944)

Financial Derivative Instruments - Assets
Over the counter	$1	$99	$0	$100

Financial Derivative Instruments - Liabilities
Over the counter	$(42)	$(154)	$0	$(196)

Totals	$314,374	$1,063,166	$50,641	$1,428,181

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$50,457	$1,786	$(2,022)	$66	$314	$40	$0	$0	$50,641	$(51)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$48,841	Third Party Vendor	Broker Quote	80.00
	1,800	Benchmark Pricing	Base Price	100.00

Total	$50,641

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1%
SHORT-TERM INSTRUMENTS 100.1%
GOVERNMENT AGENCY DEBT 3.1%
Federal Home Loan Bank
0.125% due 12/30/2014	$3,700	$3,699
Freddie Mac
1.000% due 08/27/2014	6,000	6,007

		9,706

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 19.0%		58,710

TREASURY DEBT 17.4%
U.S. Treasury Bills
0.046% due 10/30/2014	3,110	3,109
U.S. Treasury Notes
0.250% due 02/28/2015 - 03/31/2015 (a)	50,520	50,572

		53,681

TREASURY REPURCHASE AGREEMENTS (b) 60.6%		187,400

Total Short-Term Instruments (Cost $309,497)		309,497

Total Investments in Securities (Cost $309,497)		309,497

Total Investments 100.1% (Cost $309,497)		$309,497
Other Assets and Liabilities, net (0.1%)		(345)

Net Assets 100.0%		$309,152

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.150%	06/30/2014	07/01/2014	$18,800	Freddie Mac 3.500% due 06/01/2044	$(19,479)	$18,800	$18,800
GSC	0.200%	06/30/2014	07/01/2014	19,900	Freddie Mac 5.500% due 05/01/2040	(20,813)	19,900	19,900
JPS	0.200%	06/30/2014	07/01/2014	19,500	Federal Home Loan Bank 0.420% due 06/06/2016	(19,917)	19,500	19,500
SSB	0.000%	06/30/2014	07/01/2014	510	Fannie Mae 2.110% due 11/07/2022	(523)	510	510
Treasury Repurchase Agreements
BOM	0.130%	06/30/2014	07/01/2014	30,900	U.S. Treasury Notes 0.250% - 1.625% due 07/31/2015 - 04/30/2019	(31,546)	30,900	30,900
BOS	0.140%	06/30/2014	07/01/2014	5,400	U.S. Treasury Notes 1.625% due 06/30/2019	(5,509)	5,400	5,400
BPG	0.140%	06/30/2014	07/01/2014	12,100	U.S. Treasury Bonds 3.125% due 02/15/2043	(12,368)	12,100	12,100
MBC	0.150%	06/30/2014	07/01/2014	30,900	U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014	(31,530)	30,900	30,900
MSC	0.150%	06/30/2014	07/01/2014	15,400	U.S. Treasury Bonds 2.875% due 05/15/2043	(15,730)	15,400	15,400
NMO	0.150%	06/30/2014	07/01/2014	30,900	U.S. Treasury Notes 1.625% due 11/15/2022	(31,631)	30,900	30,900
NXN	0.130%	06/30/2014	07/01/2014	30,900	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(31,495)	30,900	30,900
TDM	0.140%	06/30/2014	07/01/2014	30,900	U.S. Treasury Bonds 2.750% - 3.000% due 05/15/2042 - 08/15/2042	(31,898)	30,900	30,900

Total Repurchase Agreements						$(252,439)	$246,110	$246,110

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$9,706	$0	$9,706
Government Agency Repurchase Agreements	0	58,710	0	58,710
Treasury Debt	0	53,681	0	53,681
Treasury Repurchase Agreements	0	187,400	0	187,400

Total Investments	$0	$309,497	$0	$309,497

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.6%
BANK LOAN OBLIGATIONS 0.9%
Custom Sensors & Technologies, Inc.
TBD% due 05/30/2021		$4,500	$4,534
Gates Corp.
TBD% due 04/25/2015		54,750	54,277
Gates Global, Inc.
TBD% due 07/05/2021		5,500	5,489
Getty Images, Inc.
4.750% due 10/18/2019		12,292	11,891
Healogics, Inc.
TBD% due 07/01/2021		500	495
TBD% due 06/09/2022		2,000	2,000
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		8,511	8,498
Pharmaceutical Product Development LLC
4.000% due 12/05/2018		12,677	12,726
Signode Industrial Group U.S., Inc.
4.000% due 05/01/2021		3,000	2,994
Sun Products Corp.
5.500% due 03/23/2020		6,543	6,437
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,883

Total Bank Loan Obligations (Cost $113,321)			113,224

CORPORATE BONDS & NOTES 91.0%
BANKING & FINANCE 9.9%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		9,600	10,176
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		18,600	18,763
4.500% due 05/15/2021		35,050	35,707
Ally Financial, Inc.
2.427% due 12/01/2014		1,725	1,727
4.750% due 09/10/2018		2,500	2,659
5.500% due 02/15/2017		20,000	21,712
6.250% due 12/01/2017		15,000	16,800
7.500% due 09/15/2020		46,500	56,207
8.000% due 03/15/2020		25,000	30,437
8.000% due 11/01/2031		21,515	27,566
American International Group, Inc.
8.175% due 05/15/2068		11,250	15,553
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		10,000	9,375
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		9,000	10,114
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	700	1,308
Barclays Bank PLC
14.000% due 06/15/2019 (e)		10,000	23,429
Barclays PLC
6.625% due 09/15/2019 (e)		$5,000	4,950
8.250% due 12/15/2018 (e)		10,000	10,620
BPCE S.A.
12.500% due 08/29/2049		1,232	1,700
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	15,200	22,481
CBRE Services, Inc.
5.000% due 03/15/2023		$17,500	17,763
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		10,000	10,050
CIT Group, Inc.
5.000% due 08/15/2022		65,000	67,519
5.000% due 08/01/2023		15,000	15,394
5.250% due 03/15/2018		17,500	18,834
5.500% due 02/15/2019		30,000	32,606
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		17,000	17,956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000% due 06/30/2019 (e)		8,250	11,098
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		39,050	42,711
8.125% due 10/26/2019 (e)	GBP	2,500	4,947
8.375% due 10/13/2019 (e)		$4,773	5,662

Credit Suisse
6.500% due 08/08/2023		10,500	11,681
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		22,000	22,181
7.500% due 12/11/2023 (e)		7,222	8,012
Denali Borrower LLC
5.625% due 10/15/2020		12,500	13,281
E*TRADE Financial Corp.
6.000% due 11/15/2017		5,000	5,225
6.375% due 11/15/2019		33,100	35,996
General Motors Financial Co., Inc.
3.250% due 05/15/2018		20,250	20,554
4.250% due 05/15/2023		12,000	12,015
6.750% due 06/01/2018		2,000	2,281
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	10,045	18,571
HBOS PLC
6.000% due 11/01/2033		$5,000	5,598
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		25,000	26,906
ILFC E-Capital Trust
6.250% due 12/21/2065		15,250	15,326
International Lease Finance Corp.
6.250% due 05/15/2019		12,250	13,751
7.125% due 09/01/2018		20,000	23,250
8.250% due 12/15/2020		7,100	8,786
8.750% due 03/15/2017		20,000	23,287
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,450	13,628
iStar Financial, Inc.
5.000% due 07/01/2019		14,250	14,321
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	10,175
7.375% due 04/01/2020		25,000	26,375
LBG Capital PLC
7.625% due 12/09/2019	GBP	900	1,614
7.625% due 10/14/2020	EUR	1,300	1,985
8.500% due 12/17/2021 (e)		$3,700	4,095
9.125% due 07/15/2020	GBP	2,500	4,522
15.000% due 12/21/2019	EUR	600	1,273
15.000% due 12/21/2019	GBP	9,350	23,282
Lloyds Bank PLC
9.875% due 12/16/2021		$63	75
12.000% due 12/16/2024 (e)		5,000	7,300
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		31,184	33,258
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,330
5.875% due 03/15/2022		10,000	10,725
Oxford Finance LLC
7.250% due 01/15/2018		6,500	6,874
Provident Funding Associates LP
6.750% due 06/15/2021		5,000	5,088
Regions Financial Corp.
7.375% due 12/10/2037		16,611	21,005
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		23,800	24,200
6.990% due 10/05/2017 (e)		14,000	16,380
7.648% due 09/30/2031 (e)		16,970	20,619
SLM Corp.
4.875% due 06/17/2019		11,100	11,467
8.000% due 03/25/2020		15,000	17,381
8.450% due 06/15/2018		25,000	29,609
Societe Generale S.A.
5.922% due 04/05/2017 (e)		10,000	10,725
6.000% due 01/27/2020 (e)		7,500	7,397
7.875% due 12/18/2023 (e)		17,000	18,131
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	3,270
6.900% due 12/15/2017		8,000	8,900
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,263
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,822
10.500% due 02/15/2019		6,450	10,710
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		3,500	6,248
6.000% due 04/15/2021		15,675	28,369

			1,244,941

INDUSTRIALS 72.2%
21st Century Oncology, Inc.
9.875% due 04/15/2017		$8,000	7,400
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022 (a)		8,000	8,060

Accudyne Industries Borrower
7.750% due 12/15/2020		30,000	32,250
Activision Blizzard, Inc.
5.625% due 09/15/2021		14,000	15,120
6.125% due 09/15/2023		16,675	18,384
Actuant Corp.
5.625% due 06/15/2022		10,000	10,550
ADT Corp.
3.500% due 07/15/2022		41,423	37,798
4.125% due 04/15/2019		5,000	5,044
4.125% due 06/15/2023		25,000	23,125
4.875% due 07/15/2042		10,200	8,555
6.250% due 10/15/2021		20,000	21,250
Aguila S.A.
7.875% due 01/31/2018		33,527	35,392
7.875% due 01/31/2018	CHF	13,650	16,316
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$20,837	22,296
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,500	14,749
Alere, Inc.
8.625% due 10/01/2018		15,000	15,862
Aleris International, Inc.
7.625% due 02/15/2018		22,000	22,852
7.875% due 11/01/2020		11,000	11,523
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		45,000	48,037
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		6,375	6,742
Alliant Techsystems, Inc.
6.875% due 09/15/2020		10,000	10,850
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,706
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		16,500	17,057
Altice S.A.
7.750% due 05/15/2022		47,650	50,985
AMC Networks, Inc.
4.750% due 12/15/2022		27,500	27,637
7.750% due 07/15/2021		10,800	12,137
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		20,935	21,720
Anixter, Inc.
5.625% due 05/01/2019		7,500	8,091
Antero Resources Finance Corp.
5.375% due 11/01/2021		11,500	11,974
6.000% due 12/01/2020		3,500	3,771
ARAMARK Corp.
5.750% due 03/15/2020		21,850	23,216
ArcelorMittal
4.250% due 02/25/2015		3,679	3,748
4.250% due 08/05/2015		5,000	5,150
9.500% due 02/15/2015		10,500	11,038
Arch Coal, Inc.
7.000% due 06/15/2019		5,000	3,813
7.250% due 10/01/2020		1,500	1,129
7.250% due 06/15/2021		15,500	11,393
ARD Finance S.A. (11.125% Cash or 11.125% PIK)
11.125% due 06/01/2018 (b)	EUR	3,348	4,839
11.125% due 06/01/2018 (b)		$4,417	4,676
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		2,118	2,202
7.375% due 10/15/2017		6,400	6,757
9.250% due 10/15/2020	EUR	20,000	29,919
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	14,000	27,314
Ashland, Inc.
3.875% due 04/15/2018		$6,000	6,203
4.750% due 08/15/2022		33,000	33,330
6.875% due 05/15/2043		12,500	13,531
Ashtead Capital, Inc.
6.500% due 07/15/2022		12,000	13,170
Associated Materials LLC
9.125% due 11/01/2017		17,000	17,701
Atwood Oceanics, Inc.
6.500% due 02/01/2020		3,000	3,218
AutoNation, Inc.
6.750% due 04/15/2018		5,100	5,903
Avaya, Inc.
7.000% due 04/01/2019		17,000	17,085
Aviation Capital Group Corp.
7.125% due 10/15/2020		16,000	18,458
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		16,250	17,794
Axiall Corp.
4.875% due 05/15/2023		6,000	6,045

B&G Foods, Inc.
4.625% due 06/01/2021		12,250	12,311
B/E Aerospace, Inc.
5.250% due 04/01/2022		25,000	27,344
6.875% due 10/01/2020		10,000	10,913
Ball Corp.
5.000% due 03/15/2022		15,750	16,222
6.750% due 09/15/2020		5,000	5,356
Baytex Energy Corp. Co.
5.125% due 06/01/2021		6,750	6,801
5.625% due 06/01/2024		9,500	9,548
Belden, Inc.
5.500% due 09/01/2022		12,750	13,260
Berry Plastics Corp.
5.500% due 05/15/2022		15,000	15,103
9.750% due 01/15/2021		20,000	22,900
Big Heart Pet Brands
7.625% due 02/15/2019		16,038	16,733
Biomet, Inc.
6.500% due 08/01/2020		55,000	59,537
6.500% due 10/01/2020		65,000	69,712
BMC Software Finance, Inc.
8.125% due 07/15/2021		17,750	18,349
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		8,000	7,840
Brakes Capital
7.125% due 12/15/2018	GBP	9,000	15,828
Bristow Group, Inc.
6.250% due 10/15/2022		$7,400	7,983
Building Materials Corp. of America
6.750% due 05/01/2021		32,750	35,370
7.500% due 03/15/2020		15,000	16,050
Bumble Bee Holdco S.C.A. (9.625% Cash or 9.625% PIK)
9.625% due 03/15/2018 (b)		5,000	5,250
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		16,012	17,133
Cablevision Systems Corp.
5.875% due 09/15/2022		4,000	4,090
8.000% due 04/15/2020		3,775	4,301
Calcipar S.A.
6.875% due 05/01/2018		8,000	8,480
Capella Healthcare, Inc.
9.250% due 07/01/2017		25,000	26,312
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		13,000	13,414
Carlson Travel Holdings, Inc. (7.500% Cash or 8.250% PIK)
7.500% due 08/15/2019 (a)(b)		5,000	5,113
Carlson Wagonlit BV
6.875% due 06/15/2019		13,800	14,904
Cascades, Inc.
5.500% due 07/15/2022		5,000	5,006
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		21,000	24,570
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		13,650	13,923
9.750% due 04/15/2017	EUR	11,650	16,428
Catamaran Corp.
4.750% due 03/15/2021		$11,000	11,138
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		4,000	4,120
5.625% due 02/15/2024		5,500	5,693
CCO Holdings LLC
5.125% due 02/15/2023		20,000	20,175
5.250% due 03/15/2021		9,000	9,259
5.250% due 09/30/2022		30,000	30,600
5.750% due 09/01/2023		10,000	10,400
6.500% due 04/30/2021		10,000	10,688
6.625% due 01/31/2022		17,000	18,339
7.000% due 01/15/2019		8,500	8,989
7.375% due 06/01/2020		5,000	5,463
Cedar Fair LP
5.375% due 06/01/2024		9,000	9,124
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		7,000	7,753
6.625% due 10/15/2018		8,150	8,546
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		866	935
Cequel Communications Holdings LLC
5.125% due 12/15/2021		17,750	17,772
6.375% due 09/15/2020		25,250	26,954
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	12,000	18,198
CGG S.A.
7.750% due 05/15/2017		$1,687	1,717
CHC Helicopter S.A.
9.250% due 10/15/2020		15,075	16,507

Chemtura Corp.
5.750% due 07/15/2021		6,250	6,516
Chesapeake Energy Corp.
4.875% due 04/15/2022		25,000	25,906
5.750% due 03/15/2023		20,000	22,324
6.625% due 08/15/2020		8,500	9,818
7.250% due 12/15/2018		8,179	9,692
Cimarex Energy Co.
4.375% due 06/01/2024		7,750	7,924
5.875% due 05/01/2022		4,000	4,440
Clean Harbors, Inc.
5.250% due 08/01/2020		10,000	10,363
Clear Channel Communications, Inc.
9.000% due 03/01/2021		22,250	23,891
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		59,175	63,865
7.625% due 03/15/2020		50,375	54,503
Clearwater Paper Corp.
7.125% due 11/01/2018		1,925	2,031
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,813
Columbus McKinnon Corp.
7.875% due 02/01/2019		1,050	1,126
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		3,750	4,022
CommScope, Inc.
5.000% due 06/15/2021		8,500	8,713
5.500% due 06/15/2024		9,250	9,447
Community Health Systems, Inc.
5.125% due 08/15/2018		11,825	12,431
5.125% due 08/01/2021		12,925	13,313
6.875% due 02/01/2022		33,000	35,145
7.125% due 07/15/2020		17,000	18,487
8.000% due 11/15/2019		6,000	6,585
Concho Resources, Inc.
5.500% due 04/01/2023		6,250	6,750
6.500% due 01/15/2022		31,000	34,332
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	10,500
8.250% due 04/01/2020		20,000	21,750
Constellation Brands, Inc.
4.250% due 05/01/2023		25,000	25,094
6.000% due 05/01/2022		17,250	19,449
7.250% due 05/15/2017		12,000	13,778
Constellium NV
5.750% due 05/15/2024		2,750	2,891
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		364	390
7.566% due 09/15/2021		238	257
Continental Resources, Inc.
8.250% due 10/01/2019		5,454	5,788
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		35,000	35,875
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		42,000	45,517
10.875% due 12/15/2018	EUR	5,400	8,085
Cott Beverages, Inc.
5.375% due 07/01/2022		$11,000	11,041
8.125% due 09/01/2018		10,000	10,560
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		70,000	69,562
Crown Americas LLC
4.500% due 01/15/2023		12,000	11,748
6.250% due 02/01/2021		6,000	6,450
Crown Castle International Corp.
4.875% due 04/15/2022		6,000	6,214
5.250% due 01/15/2023		43,355	45,414
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	125	179
CSC Holdings LLC
6.750% due 11/15/2021		$20,100	22,185
7.625% due 07/15/2018		15,000	17,381
7.875% due 02/15/2018		5,000	5,788
8.625% due 02/15/2019		10,000	11,925
CST Brands, Inc.
5.000% due 05/01/2023		10,000	10,050
Darling International, Inc.
5.375% due 01/15/2022		11,000	11,454
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		40,375	40,703
5.750% due 08/15/2022		40,000	42,900
6.625% due 11/01/2020		20,000	21,350
Dell, Inc.
5.400% due 09/10/2040		2,750	2,393
5.875% due 06/15/2019		12,000	12,855
6.500% due 04/15/2038		350	330
7.100% due 04/15/2028		975	1,009

Denbury Resources, Inc.
4.625% due 07/15/2023	9,750	9,508
Digicel Group Ltd.
7.125% due 04/01/2022	21,750	22,729
8.250% due 09/30/2020	27,100	29,674
Digicel Ltd.
7.000% due 02/15/2020	3,000	3,180
8.250% due 09/01/2017	40,000	41,352
DineEquity, Inc.
9.500% due 10/30/2018	23,540	25,341
DISH DBS Corp.
5.000% due 03/15/2023	18,750	19,148
5.875% due 07/15/2022	35,000	38,062
6.750% due 06/01/2021	22,500	25,706
7.875% due 09/01/2019	15,000	17,850
DJO Finance LLC
7.750% due 04/15/2018	22,200	23,421
8.750% due 03/15/2018	5,000	5,400
9.750% due 10/15/2017	10,000	10,525
9.875% due 04/15/2018	7,050	7,649
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	12,500	13,438
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	15,375
Eagle Spinco, Inc.
4.625% due 02/15/2021	30,250	30,326
El Paso LLC
7.000% due 06/15/2017	10,000	11,338
7.250% due 06/01/2018	6,000	6,863
7.750% due 01/15/2032	30,562	33,847
7.800% due 08/01/2031	35,000	38,150
8.050% due 10/15/2030	5,683	6,223
Endo Finance LLC
5.750% due 01/15/2022	30,000	30,675
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019	15,000	16,087
7.000% due 12/15/2020	8,000	8,590
7.250% due 01/15/2022	2,230	2,420
Envision Healthcare Corp.
5.125% due 07/01/2022	15,750	15,927
Era Group, Inc.
7.750% due 12/15/2022	12,000	12,810
First Data Corp.
6.750% due 11/01/2020	29,000	31,465
7.375% due 06/15/2019	16,250	17,489
8.250% due 01/15/2021	35,000	38,500
12.625% due 01/15/2021	8,000	9,870
First Quality Finance Co., Inc.
4.625% due 05/15/2021	28,000	26,600
First Quantum Minerals Ltd.
6.750% due 02/15/2020	12,630	13,072
7.000% due 02/15/2021	17,341	17,926
7.250% due 05/15/2022	10,250	10,711
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	28,000	30,135
8.250% due 11/01/2019	15,000	16,387
Forest Laboratories, Inc.
5.000% due 12/15/2021	25,000	27,459
Forest Oil Corp.
7.250% due 06/15/2019	4,011	3,991
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	8,000	8,760
5.875% due 01/31/2022	13,250	14,708
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	7,400	8,011
FTS International, Inc.
6.250% due 05/01/2022	7,500	7,706
Gardner Denver, Inc.
6.875% due 08/15/2021	60,750	64,091
Gates Global LLC
6.000% due 07/15/2022	33,500	33,667
Gates Investments LLC
9.000% due 10/01/2018	25,230	26,896
General Cable Corp.
6.500% due 10/01/2022	20,000	20,450
Geo Group, Inc.
5.125% due 04/01/2023	8,600	8,643
6.625% due 02/15/2021	9,250	9,967
Getty Images, Inc.
7.000% due 10/15/2020	25,000	23,031
GLP Capital LP
5.375% due 11/01/2023	14,750	15,377
Graphic Packaging International, Inc.
7.875% due 10/01/2018	12,500	13,203

Griffon Corp.
5.250% due 03/01/2022	15,000	14,962
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	18,200	18,928
H&E Equipment Services, Inc.
7.000% due 09/01/2022	7,000	7,770
HCA Holdings, Inc.
6.250% due 02/15/2021	15,000	16,144
7.750% due 05/15/2021	20,000	21,975
HCA, Inc.
4.750% due 05/01/2023	30,000	30,037
5.000% due 03/15/2024	30,000	30,490
5.875% due 03/15/2022	50,000	54,375
5.875% due 05/01/2023	33,250	34,871
6.500% due 02/15/2020	40,000	45,100
7.250% due 09/15/2020	10,000	10,725
7.500% due 02/15/2022	69,350	80,186
8.000% due 10/01/2018	12,000	14,280
8.360% due 04/15/2024	3,000	3,578
HD Supply, Inc.
7.500% due 07/15/2020	50,000	54,875
8.125% due 04/15/2019	30,000	33,150
11.000% due 04/15/2020	20,000	23,675
Headwaters, Inc.
7.625% due 04/01/2019	18,000	19,305
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000	20,050
Hertz Corp.
5.875% due 10/15/2020	9,925	10,421
6.250% due 10/15/2022	10,750	11,435
6.750% due 04/15/2019	30,000	31,950
7.375% due 01/15/2021	15,000	16,350
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	30,000	31,950
8.875% due 02/01/2018	10,000	10,425
9.000% due 11/15/2020	15,000	15,375
Hiland Partners LP
7.250% due 10/01/2020	10,375	11,361
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	25,000	26,609
HJ Heinz Co.
4.250% due 10/15/2020	65,000	65,487
HJ Heinz Finance Co.
7.125% due 08/01/2039	15,450	16,918
Hologic, Inc.
6.250% due 08/01/2020	25,000	26,500
Hospira, Inc.
5.200% due 08/12/2020	1,050	1,151
5.600% due 09/15/2040	2,000	2,127
5.800% due 08/12/2023	6,250	7,016
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	11,200	12,516
7.625% due 06/15/2021	11,675	13,426
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	5,255	5,583
7.125% due 03/15/2021	8,500	9,329
Huntsman International LLC
4.875% due 11/15/2020	22,000	22,880
8.625% due 03/15/2021	27,350	30,358
Hyva Global BV
8.625% due 03/24/2016	9,350	9,747
IASIS Healthcare LLC
8.375% due 05/15/2019	10,000	10,688
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)	6,075	6,204
Immucor, Inc.
11.125% due 08/15/2019	16,100	18,032
IMS Health, Inc.
6.000% due 11/01/2020	20,000	21,050
Ineos Finance PLC
7.500% due 05/01/2020	20,175	22,041
8.375% due 02/15/2019	10,000	10,963
INEOS Group Holdings S.A.
6.125% due 08/15/2018	8,000	8,310
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	21,000	20,921
6.625% due 12/15/2022	10,000	10,488
7.250% due 04/01/2019	10,000	10,675
7.250% due 10/15/2020	40,000	43,200
7.500% due 04/01/2021	12,500	13,750
8.500% due 11/01/2019	7,000	7,464
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	20,000	21,250
8.125% due 06/01/2023	30,000	32,550
Jaguar Holding Co.
9.500% due 12/01/2019	15,500	17,011

Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)	7,450	7,748
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023	2,000	2,133
8.125% due 05/15/2021	15,000	16,950
Jarden Corp.
7.500% due 05/01/2017	3,000	3,420
JMC Steel Group, Inc.
8.250% due 03/15/2018	21,000	21,525
Kinetic Concepts, Inc.
10.500% due 11/01/2018	40,113	45,428
12.500% due 11/01/2019	7,250	8,374
Kraton Polymers LLC
6.750% due 03/01/2019	9,000	9,512
L Brands, Inc.
5.625% due 02/15/2022	12,750	13,866
6.625% due 04/01/2021	10,000	11,413
7.000% due 05/01/2020	4,975	5,740
Lamar Media Corp.
5.000% due 05/01/2023	11,646	11,777
5.875% due 02/01/2022	8,050	8,664
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,996
Laredo Petroleum, Inc.
7.375% due 05/01/2022	14,000	15,715
9.500% due 02/15/2019	14,750	16,188
Lear Corp.
4.750% due 01/15/2023	5,000	5,000
Levi Strauss & Co.
6.875% due 05/01/2022	7,500	8,306
LifePoint Hospitals, Inc.
5.500% due 12/01/2021	10,000	10,500
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,053
7.000% due 09/01/2020	12,975	14,273
LKQ Corp.
4.750% due 05/15/2023	15,000	14,865
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	37,500	36,562
Manitowoc Co., Inc.
8.500% due 11/01/2020	31,405	35,174
Masonite International Corp.
8.250% due 04/15/2021	43,781	47,940
MCE Finance Ltd.
5.000% due 02/15/2021	23,000	23,345
MGM Resorts International
6.625% due 12/15/2021	34,050	37,923
6.750% due 10/01/2020	17,250	19,298
6.875% due 04/01/2016	6,085	6,648
7.625% due 01/15/2017	20,000	22,650
7.750% due 03/15/2022	29,375	34,516
8.625% due 02/01/2019	12,000	14,355
Michaels Stores, Inc.
7.750% due 11/01/2018	17,500	18,550
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	20,000	21,000
Mueller Water Products, Inc.
7.375% due 06/01/2017	10,000	10,213
8.750% due 09/01/2020	5,980	6,675
Murphy Oil USA, Inc.
6.000% due 08/15/2023	15,100	15,968
Nara Cable Funding Ltd.
8.875% due 12/01/2018	23,500	25,204
NBTY, Inc.
9.000% due 10/01/2018	15,000	15,937
NCR Corp.
4.625% due 02/15/2021	2,000	2,025
5.000% due 07/15/2022	11,500	11,701
6.375% due 12/15/2023	14,750	16,077
NeuStar, Inc.
4.500% due 01/15/2023	6,000	5,220
Newfield Exploration Co.
5.625% due 07/01/2024	2,500	2,756
6.875% due 02/01/2020	20,000	21,300
7.125% due 05/15/2018	5,000	5,169
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	7,500	7,781
Nielsen Finance LLC
4.500% due 10/01/2020	30,000	30,375
5.000% due 04/15/2022	5,550	5,619
7.750% due 10/15/2018	14,796	15,684
Nokia OYJ
5.375% due 05/15/2019	6,500	7,036
Novasep Holding S.A.S.
8.000% due 12/15/2016	8,070	7,989

Novelis, Inc.
8.375% due 12/15/2017		8,000	8,538
8.750% due 12/15/2020		51,825	57,785
Numericable Group S.A.
4.875% due 05/15/2019		14,950	15,361
6.000% due 05/15/2022		45,000	46,856
6.250% due 05/15/2024		43,350	45,301
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	11,880
6.875% due 03/15/2022		5,000	5,475
6.875% due 01/15/2023		14,000	15,330
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		8,934	9,649
10.000% due 06/15/2018	EUR	10,960	16,199
Orion Engineered Carbons Finance & Co. S.C.A. (9.250% Cash or 10.000% PIK)
9.250% due 08/01/2019 (b)		$12,550	13,121
Oshkosh Corp.
8.500% due 03/01/2020		3,425	3,716
Pactiv LLC
7.950% due 12/15/2025		10,972	11,795
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		14,120	15,408
Party City Holdings, Inc.
8.875% due 08/01/2020		18,565	20,654
Peabody Energy Corp.
6.000% due 11/15/2018		4,000	4,190
6.250% due 11/15/2021		34,000	34,042
6.500% due 09/15/2020		10,000	10,125
7.875% due 11/01/2026		2,985	3,142
Penske Automotive Group, Inc.
5.750% due 10/01/2022		4,250	4,494
Perstorp Holding AB
8.750% due 05/15/2017		35,000	37,712
9.000% due 05/15/2017	EUR	4,950	7,456
11.000% due 08/15/2017		$22,700	24,516
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		30,000	32,287
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		25,000	25,687
PHH Corp.
6.375% due 08/15/2021		11,250	11,953
9.250% due 03/01/2016		5,900	6,638
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		10,000	10,638
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		3,160	3,350
7.500% due 04/15/2021		40,000	43,200
7.750% due 04/01/2022		15,000	16,387
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		25,000	25,687
Ply Gem Industries, Inc.
6.500% due 02/01/2022		15,000	14,531
Post Holdings, Inc.
6.000% due 12/15/2022		22,500	23,062
6.750% due 12/01/2021		12,000	12,765
7.375% due 02/15/2022		15,000	16,275
PQ Corp.
8.750% due 05/01/2018		7,500	8,166
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,278
Prestige Brands, Inc.
5.375% due 12/15/2021		16,000	16,400
8.125% due 02/01/2020		5,500	6,160
PVH Corp.
4.500% due 12/15/2022		20,000	19,800
QVC, Inc.
7.375% due 10/15/2020		2,980	3,200
7.500% due 10/01/2019		8,645	9,087
Range Resources Corp.
5.000% due 08/15/2022		15,000	15,975
5.000% due 03/15/2023		9,650	10,326
5.750% due 06/01/2021		14,000	15,190
6.750% due 08/01/2020		16,000	17,280
Regency Energy Partners LP
4.500% due 11/01/2023		5,000	4,975
5.500% due 04/15/2023		19,750	20,737
5.875% due 03/01/2022		10,000	10,888
6.500% due 07/15/2021		20,000	21,900
Rexel S.A.
6.125% due 12/15/2019		18,400	19,550
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		45,000	47,700
6.875% due 02/15/2021		16,330	17,704
7.125% due 04/15/2019		10,000	10,500
7.875% due 08/15/2019		14,800	16,187
8.250% due 02/15/2021		29,250	31,956

8.500% due 05/15/2018		15,000	15,712
9.000% due 04/15/2019		25,000	26,594
9.875% due 08/15/2019		50,000	55,687
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		5,064	5,545
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,800	13,248
6.000% due 01/15/2019		14,000	14,735
6.850% due 07/15/2018		4,000	4,340
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		37,000	38,572
Ryland Group, Inc.
5.375% due 10/01/2022		8,000	7,980
6.625% due 05/01/2020		7,250	7,903
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		29,650	30,984
5.750% due 05/15/2024		34,000	35,487
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	9,210
SAExploration Holdings, Inc.
10.000% due 07/15/2019 (a)		4,000	4,006
Sally Holdings LLC
5.750% due 06/01/2022		15,000	16,050
6.875% due 11/15/2019		8,500	9,244
Samson Investment Co.
10.750% due 02/15/2020		30,000	31,762
Sanchez Energy Corp.
6.125% due 01/15/2023		14,000	14,490
SandRidge Energy, Inc.
7.500% due 03/15/2021		10,000	10,888
7.500% due 02/15/2023		10,000	10,900
8.125% due 10/15/2022		10,000	11,063
SBA Communications Corp.
4.875% due 07/15/2022 (a)		16,125	15,964
5.625% due 10/01/2019		10,000	10,638
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	12,315
Schaeffler Finance BV
4.250% due 05/15/2021		20,300	20,351
4.750% due 05/15/2021		24,000	24,840
7.750% due 02/15/2017		5,000	5,663
7.750% due 02/15/2017	EUR	20,000	31,289
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)		19,800	28,603
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		$17,550	18,581
Scientific Games Corp.
8.125% due 09/15/2018		4,000	4,210
Scientific Games International, Inc.
6.250% due 09/01/2020		21,100	20,889
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,995
Sealed Air Corp.
5.250% due 04/01/2023		19,000	19,380
6.875% due 07/15/2033		6,410	6,698
8.125% due 09/15/2019		20,000	22,125
8.375% due 09/15/2021		15,000	17,250
Sensata Technologies BV
4.875% due 10/15/2023		21,135	21,082
6.500% due 05/15/2019		22,000	23,512
Serta Simmons Holdings LLC
8.125% due 10/01/2020		16,500	18,026
ServiceMaster Co.
7.000% due 08/15/2020		36,500	39,009
8.000% due 02/15/2020		10,000	10,825
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,330
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		5,000	5,131
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		22,500	22,837
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	5,056
6.125% due 10/01/2022		10,000	10,500
Smithfield Foods, Inc.
6.625% due 08/15/2022		25,000	27,500
7.750% due 07/01/2017		15,000	17,325
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	6,468
Softbank Corp.
4.500% due 04/15/2020		25,050	25,551
Sonat, Inc.
7.000% due 02/01/2018		12,024	13,419
Sophia LP
9.750% due 01/15/2019		28,500	31,492

Spectrum Brands, Inc.
6.375% due 11/15/2020		6,250	6,766
6.625% due 11/15/2022		18,650	20,282
6.750% due 03/15/2020		10,000	10,750
Springs Industries, Inc.
6.250% due 06/01/2021		23,850	24,446
SPX Corp.
6.875% due 09/01/2017		13,050	14,747
Steel Dynamics, Inc.
6.125% due 08/15/2019		10,000	10,925
6.375% due 08/15/2022		6,450	7,047
STHI Holding Corp.
8.000% due 03/15/2018		25,485	27,046
Studio City Finance Ltd.
8.500% due 12/01/2020		22,000	24,475
Sun Products Corp.
7.750% due 03/15/2021		22,400	19,600
SunGard Data Systems, Inc.
6.625% due 11/01/2019		10,000	10,575
7.625% due 11/15/2020		20,000	21,900
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	15,500	22,640
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	3,800	4,426
7.000% due 12/31/2017		7,750	9,242
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	14,093
T-Mobile USA, Inc.
6.250% due 04/01/2021		20,000	21,325
6.625% due 04/01/2023		35,000	38,150
6.731% due 04/28/2022		14,900	16,129
6.836% due 04/28/2023		11,025	12,045
Taminco Global Chemical Corp.
9.750% due 03/31/2020		20,000	22,450
Teleflex, Inc.
5.250% due 06/15/2024		6,250	6,328
6.875% due 06/01/2019		10,500	11,156
Tenet Healthcare Corp.
4.375% due 10/01/2021		22,500	22,472
4.500% due 04/01/2021		27,000	27,270
4.750% due 06/01/2020		2,000	2,055
5.000% due 03/01/2019		18,000	18,292
6.000% due 10/01/2020		19,175	20,853
8.000% due 08/01/2020		30,500	33,131
8.125% due 04/01/2022		15,000	17,400
Terex Corp.
6.000% due 05/15/2021		18,750	20,297
6.500% due 04/01/2020		2,325	2,535
Tesoro Logistics LP
5.875% due 10/01/2020		5,250	5,565
Time, Inc.
5.750% due 04/15/2022		11,000	11,138
Townsquare Radio LLC
9.000% due 04/01/2019		6,500	7,231
TransDigm, Inc.
5.500% due 10/15/2020		15,000	15,321
6.000% due 07/15/2022		25,000	25,719
6.500% due 07/15/2024		38,800	40,449
7.500% due 07/15/2021		4,000	4,450
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		25,500	26,915
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		17,115	17,954
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,068
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		16,000	17,280
Triumph Group, Inc.
4.875% due 04/01/2021		10,000	10,025
Tronox Finance LLC
6.375% due 08/15/2020		7,000	7,263
Truven Health Analytics, Inc.
10.625% due 06/01/2020		21,750	23,979
Tullow Oil PLC
6.250% due 04/15/2022		10,000	10,388
United Rentals North America, Inc.
6.125% due 06/15/2023		5,000	5,388
7.375% due 05/15/2020		10,000	11,100
7.625% due 04/15/2022		25,500	28,751
8.250% due 02/01/2021		10,000	11,175
8.375% due 09/15/2020		9,250	10,198
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	25,000	37,099
5.500% due 01/15/2023		$18,000	18,720
7.500% due 03/15/2019		7,000	7,508

Unitymedia KabelBW GmbH
9.500% due 03/15/2021	EUR	7,700	12,071
Univision Communications, Inc.
5.125% due 05/15/2023		$15,000	15,956
6.750% due 09/15/2022		31,654	35,176
6.875% due 05/15/2019		10,000	10,700
7.875% due 11/01/2020		20,000	22,100
8.500% due 05/15/2021		38,500	42,879
UPC Holding BV
6.375% due 09/15/2022	EUR	39,000	58,476
8.375% due 08/15/2020		10,000	15,028
UPCB Finance Ltd.
6.625% due 07/01/2020		$10,750	11,503
6.875% due 01/15/2022		19,475	21,374
7.250% due 11/15/2021		7,500	8,288
USG Corp.
7.875% due 03/30/2020		12,525	13,918
8.375% due 10/15/2018		875	925
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		24,000	24,720
6.375% due 10/15/2020		16,250	17,327
6.750% due 08/15/2021		35,750	38,208
7.000% due 10/01/2020		35,000	37,362
7.250% due 07/15/2022		21,450	23,246
7.500% due 07/15/2021		10,000	11,113
VeriSign, Inc.
4.625% due 05/01/2023		15,500	15,390
Videotron Ltd.
5.000% due 07/15/2022		20,000	20,650
9.125% due 04/15/2018		396	409
VWR Funding, Inc.
7.250% due 09/15/2017		15,000	15,919
Welltec A/S
8.000% due 02/01/2019		10,500	11,235
Whiting Petroleum Corp.
5.750% due 03/15/2021		20,000	21,950
6.500% due 10/01/2018		7,000	7,315
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		16,000	16,920
7.375% due 04/23/2021		20,000	21,400
Windstream Corp.
7.750% due 10/15/2020		20,000	21,775
7.750% due 10/01/2021		15,900	17,450
Wise Metals Group LLC
8.750% due 12/15/2018		15,000	16,350
Wolverine World Wide, Inc.
6.125% due 10/15/2020		8,500	9,201
Wynn Las Vegas LLC
5.375% due 03/15/2022		25,000	26,156
7.750% due 08/15/2020		20,000	21,900
Wynn Macau Ltd.
5.250% due 10/15/2021		20,000	20,600

			9,102,413

UTILITIES 8.9%
Access Midstream Partners LP
4.875% due 05/15/2023		19,000	20,116
6.125% due 07/15/2022		8,750	9,713
AES Corp.
7.375% due 07/01/2021		28,025	32,929
7.750% due 10/15/2015		5,061	5,441
8.000% due 10/15/2017		1,550	1,810
8.000% due 06/01/2020		18,000	21,735
9.750% due 04/15/2016		20,000	22,700
Athlon Holdings LP
6.000% due 05/01/2022		6,700	6,951
7.375% due 04/15/2021		9,750	10,676
Atlas Pipeline Partners LP
5.875% due 08/01/2023		8,000	8,180
6.625% due 10/01/2020		7,000	7,473
Calpine Corp.
7.500% due 02/15/2021		30,785	33,440
7.875% due 07/31/2020		22,998	25,068
7.875% due 01/15/2023		8,991	10,070
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		5,000	5,400
Covanta Holding Corp.
6.375% due 10/01/2022		6,500	7,085
7.250% due 12/01/2020		8,840	9,702
Electricite de France
5.625% due 01/22/2024 (e)		10,000	10,456
EP Energy LLC
6.875% due 05/01/2019		5,000	5,344
9.375% due 05/01/2020		42,500	48,875

Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		16,289	17,083
Frontier Communications Corp.
7.125% due 03/15/2019		25,000	28,500
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		17,500	18,506
MarkWest Energy Partners LP
4.500% due 07/15/2023		22,000	22,550
5.500% due 02/15/2023		10,000	10,725
6.500% due 08/15/2021		1,430	1,552
6.750% due 11/01/2020		7,305	7,962
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		24,750	26,513
Midwest Generation LLC
8.560% due 01/02/2016		7,958	8,177
NGPL PipeCo LLC
7.119% due 12/15/2017		11,851	12,088
9.625% due 06/01/2019		18,000	19,800
NRG Energy, Inc.
6.250% due 05/01/2024		7,500	7,847
6.625% due 03/15/2023		33,050	35,942
7.625% due 01/15/2018		27,750	31,843
7.875% due 05/15/2021		19,000	21,161
8.250% due 09/01/2020		40,000	43,900
NSG Holdings LLC
7.750% due 12/15/2025		29,213	31,696
Parsley Energy LLC
7.500% due 02/15/2022		3,750	4,022
Red Oak Power LLC
8.540% due 11/30/2019		16,968	18,537
9.200% due 11/30/2029		3,795	4,231
Sabine Oil & Gas LLC
9.750% due 02/15/2017		10,000	10,500
Sprint Capital Corp.
6.875% due 11/15/2028		22,000	22,330
6.900% due 05/01/2019		54,500	60,359
8.750% due 03/15/2032		50,000	58,000
Sprint Communications, Inc.
6.000% due 11/15/2022		70,705	72,473
7.000% due 03/01/2020		22,250	25,699
8.375% due 08/15/2017		15,250	17,862
9.000% due 11/15/2018		22,500	27,337
Sprint Corp.
7.125% due 06/15/2024		28,000	29,750
7.250% due 09/15/2021		10,825	11,975
7.875% due 09/15/2023		22,000	24,530
Targa Resources Partners LP
4.250% due 11/15/2023		15,000	14,981
5.250% due 05/01/2023		16,250	17,063
6.375% due 08/01/2022		4,125	4,507
6.875% due 02/01/2021		15,000	16,313
Tenaska Alabama Partners LP
7.000% due 06/30/2021		20,677	22,020
Tokyo Electric Power Co., Inc.
1.850% due 07/28/2014	JPY	28,000	276
4.100% due 05/29/2015		3,000	30
VimpelCom Holdings BV
7.504% due 03/01/2022		$7,500	8,128

			1,119,932

Total Corporate Bonds & Notes (Cost $10,723,772)			11,467,286

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017		250	251
9.750% due 09/01/2022		495	496
9.750% due 09/01/2027		765	765
9.750% due 09/01/2032		1,235	1,235

Total Municipal Bonds & Notes (Cost $2,611)			2,747

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^		215	186
Bear Stearns Adjustable Rate Mortgage Trust
2.568% due 01/25/2035		174	171
GSseqMortgage Loan Trust, Inc.
2.623% due 03/25/2034		117	119
Countrywide Alternative Loan Trust
0.382% due 08/25/2046		146	82
0.402% due 09/25/2046 ^		656	188
0.402% due 10/25/2046 ^		209	94
0.422% due 05/25/2036 ^		107	64
4.867% due 10/25/2035 ^		179	151

Countrywide Home Loan Mortgage Pass-Through Trust
0.452% due 04/25/2046 ^	214	104
2.532% due 04/20/2036 ^	229	189
2.559% due 03/25/2037 ^	242	173
5.049% due 02/20/2036 ^	294	265
CSMC Mortgage-Backed Trust
6.000% due 10/25/2021 ^	25	25
Downey Savings & Loan Association Mortgage Loan Trust
0.475% due 07/19/2045 ^	176	30
First Horizon Alternative Mortgage Securities Trust
2.230% due 10/25/2034	75	75
Greenpoint Mortgage Funding Trust
0.352% due 10/25/2046	663	444
0.352% due 12/25/2046 ^	474	262
0.422% due 04/25/2036 ^	123	42
GSR Mortgage Loan Trust
0.412% due 08/25/2046	638	188
2.849% due 04/25/2035	38	37
HarborView Mortgage Loan Trust
4.882% due 08/19/2036 ^	212	197
Impac CMB Trust
0.892% due 11/25/2034	36	35
IndyMac Mortgage Loan Trust
0.422% due 06/25/2037 ^	385	192
2.560% due 01/25/2036	266	223
4.574% due 09/25/2035 ^	80	7
Lehman XS Trust
0.382% due 08/25/2046 ^	19	1
0.392% due 09/25/2046 ^	61	14
0.392% due 11/25/2046	153	23
MASTR Adjustable Rate Mortgages Trust
0.492% due 05/25/2047 ^	518	165
Residential Accredit Loans, Inc. Trust
0.382% due 05/25/2037 ^	252	62
3.491% due 09/25/2035 ^	289	235
Structured Adjustable Rate Mortgage Loan Trust
1.822% due 10/25/2037 ^	240	156
2.517% due 03/25/2034	68	69
2.596% due 11/25/2035 ^	262	206
Structured Asset Mortgage Investments Trust
0.362% due 05/25/2046	1,660	1,265
0.405% due 07/19/2035	103	98
0.412% due 05/25/2046 ^	175	36
0.432% due 02/25/2036	273	220
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	371	279
WaMu Mortgage Pass-Through Certificates Trust
0.372% due 07/25/2046 ^	35	2
0.562% due 12/25/2045	391	363
Washington Mutual Mortgage Pass-Through Certificates Trust
0.883% due 04/25/2047 ^	57	3
1.063% due 07/25/2046 ^	82	49

Total Mortgage-Backed Securities (Cost $7,518)		6,789

ASSET-BACKED SECURITIES 0.0%
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	81	70
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037	455	258
5.750% due 04/25/2037 ^	96	74
6.000% due 07/25/2047	219	176
NovaStar Mortgage Funding Trust
0.252% due 03/25/2037	93	52

Total Asset-Backed Securities (Cost $694)		630

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (f)	6,323	127

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(f)	170,260	537
NVHL S.A. ‘B’ (c)(f)	170,260	537
NVHL S.A. ‘C’ (c)(f)	170,260	536
NVHL S.A. ‘D’ (c)(f)	170,260	536
NVHL S.A. ‘E’ (c)(f)	170,260	536
NVHL S.A. ‘F’ (c)(f)	170,260	536
NVHL S.A. ‘G’ (c)(f)	170,260	536
NVHL S.A. ‘H’ (c)(f)	170,260	536
NVHL S.A. ‘I’ (c)(f)	170,260	536
NVHL S.A. ‘J’ (c)(f)	170,260	536

		5,362

Total Common Stocks (Cost $5,538)		5,489

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2014 (e)	40,500	40,805

Total Preferred Securities (Cost $38,264)		40,805

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.1%		16,913

U.S. TREASURY BILLS 0.2%
0.048% due 11/06/2014 - 12/26/2014 (d)(i)(k)	$19,195	19,191

Total Short-Term Instruments (Cost $36,105)		36,104

Total Investments in Securities (Cost $10,927,823)		11,673,074

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio	41,428,400	414,532
PIMCO Short-Term Floating NAV Portfolio III	56,401,386	563,563

Total Short-Term Instruments (Cost $978,700)		978,095

Total Investments in Affiliates (Cost $978,700)		978,095

Total Investments 100.4% (Cost $11,906,523)		$12,651,169
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $(6,168))		(3,688)
Other Assets and Liabilities, net (0.4%)		(48,780)

Net Assets 100.0%		$12,598,701

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$127	0.00%
NVHL S.A. ‘A’	03/09/2012	553	537	0.00%
NVHL S.A. ‘B’	03/09/2012	553	537	0.00%
NVHL S.A. ‘C’	03/09/2012	554	536	0.00%
NVHL S.A. ‘D’	03/09/2012	554	536	0.00%
NVHL S.A. ‘E’	03/09/2012	554	536	0.00%
NVHL S.A. ‘F’	03/09/2012	554	536	0.00%
NVHL S.A. ‘G’	03/09/2012	554	536	0.01%
NVHL S.A. ‘H’	03/09/2012	554	536	0.01%
NVHL S.A. ‘I’	03/09/2012	554	536	0.01%
NVHL S.A. ‘J’	03/09/2012	554	536	0.01%

		$5,538	$5,489	0.04%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$14,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(14,588)	$14,300	$14,300
SSB	0.000%	06/30/2014	07/01/2014	2,613	Freddie Mac 2.070% due 11/07/2022	(2,670)	2,613	2,613

Total Repurchase Agreements						$(17,258)	$16,913	$16,913

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $10,356 at a weighted average interest rate of (0.207%).

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$47,500	$3,249	$(542)	$0	$(11)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	49,000	4,277	3,670	0	(40)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	69,300	6,473	6,602	0	(68)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	148,500	14,349	5,861	0	(202)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	113,850	10,033	1,519	0	(158)

Total Swap Agreements				$38,381	$17,110	$0	$(479)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $16,456 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	85,252		$38,048	$0	$(536)
	07/2014	EUR	1,044		1,421	0	(9)
	07/2014	GBP	108,540		182,556	0	(3,199)
	07/2014		$38,707	BRL	85,252	0	(123)
	09/2014		12,175	CAD	13,094	73	0
BPS	07/2014	EUR	390,140		$532,131	0	(2,088)
	08/2014	BRL	7,036		3,112	0	(42)
	08/2014		$85,876	EUR	63,108	549	0
	08/2014		16,454	GBP	9,696	136	0
BRC	08/2014	CHF	19,733		$22,451	191	0
	08/2014	EUR	3,949		5,408	0	(1)
	08/2014		$7,981	EUR	5,857	40	0
	08/2014		7,063	GBP	4,150	37	0
CBK	08/2014		88,122	EUR	64,700	483	0
DUB	07/2014		520,416		382,912	3,906	0
	07/2014		193,794	GBP	114,030	1,357	0
	08/2014	EUR	382,912		$520,479	0	(3,910)
	08/2014	GBP	114,030		193,745	0	(1,354)
GLM	08/2014		$423	CHF	378	3	0
	09/2014		5,098	CAD	5,460	9	0
JPM	07/2014	BRL	150,724		$68,433	217	0
	07/2014	GBP	8,985		15,120	0	(257)
	07/2014		$67,333	BRL	150,725	884	0
	07/2014		5,928	GBP	3,495	54	0
	08/2014	BRL	150,724		$66,720	0	(858)
MSC	08/2014		$69,674	BRL	157,760	1,059	0
RBC	07/2014		11,263	EUR	8,272	64	0
	09/2014	CAD	10,770		$9,907	0	(167)
UAG	07/2014	BRL	65,472		29,083	0	(549)
	07/2014		$29,726	BRL	65,472	0	(94)

Total Forward Foreign Currency Contracts						$9,062	$(13,187)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	SLM Corp.	5.000%	09/20/2014	0.302%	$18,650	$(2,611)	$2,839	$228	$0
BRC	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.350%	2,000	(230)	254	24	0
CBK	Community Health Systems, Inc.	5.000%	09/20/2014	0.333%	2,900	(261)	296	35	0
DUB	SLM Corp.	5.000%	09/20/2014	0.302%	2,000	(225)	250	25	0
GST	El Paso LLC	5.000%	09/20/2014	0.399%	30,325	(2,881)	3,245	364	0
RYL	AES Corp.	5.000%	12/20/2014	0.290%	5,000	20	100	120	0
UAG	AES Corp.	5.000%	12/20/2014	0.290%	5,000	20	100	120	0

Total Swap Agreements						$(6,168)	$7,084	$916	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $2,721 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$495	$112,729	$0	$113,224
Corporate Bonds & Notes
Banking & Finance	0	1,244,941	0	1,244,941
Industrials	0	9,097,760	4,653	9,102,413
Utilities	0	1,119,932	0	1,119,932
Municipal Bonds & Notes
California	0	2,747	0	2,747
Mortgage-Backed Securities	0	6,789	0	6,789
Asset-Backed Securities	0	630	0	630
Common Stocks
Consumer Discretionary	0	0	127	127
Health Care	0	0	5,362	5,362
Preferred Securities
Banking & Finance	0	40,805	0	40,805
Short-Term Instruments
Repurchase Agreements	0	16,913	0	16,913
U.S. Treasury Bills	0	19,191	0	19,191
	$495	$11,662,437	$10,142	$11,673,074

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$978,095	$0	$0	$978,095

Total Investments	$978,590	$11,662,437	$10,142	$12,651,169

Financial Derivative Instruments - Assets
Over the counter	$0	$9,978	$0	$9,978

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(479)	0	(479)
Over the counter	0	(13,187)	0	(13,187)
	$0	$(13,666)	$0	$(13,666)

Totals	$978,590	$11,658,749	$10,142	$12,647,481

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.3%
MUNICIPAL BONDS & NOTES 92.1%
ALABAMA 4.5%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (a)	$10,675	$6,261
6.500% due 10/01/2053	10,000	11,318
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2036	500	504

		18,083

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	630

ARIZONA 2.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,442
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	1,000	1,056
Arizona Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 02/01/2048	2,990	3,108
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,281
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,544
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	853

		11,284

CALIFORNIA 7.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,676
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	669
7.000% due 10/01/2039	500	500
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,164
7.750% due 04/01/2031	865	1,013
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,067
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	580
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	270	298
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,277
5.000% due 09/01/2030	1,000	1,025
5.000% due 09/01/2034	1,300	1,316
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,144
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,180
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	2,055	1,634
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,995
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2012
5.000% due 09/01/2032	1,250	1,285
5.000% due 09/01/2037	1,250	1,274
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,711
6.250% due 10/01/2040	1,000	1,137
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	541

		28,486

COLORADO 2.9%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037	780	589
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	1,975	1,696
5.900% due 08/01/2037	1,000	1,002

Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,048
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,723
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	495
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	684
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,716
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	834

		11,787

CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	886	1,010

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	675	689

FLORIDA 4.7%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,182
8.000% due 10/01/2046	1,250	1,466
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	251
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	320
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,030
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,488
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,513
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,205
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2037	1,250	1,273
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,119
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,723
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,633
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	740	746
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,835	1,924

		18,873

GEORGIA 0.4%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	230
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,536

		1,766

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,201

ILLINOIS 4.7%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	991
Chicago, Illinois Midway Airport Revenue Bonds, Series 2014
5.000% due 01/01/2034	3,500	3,701
5.000% due 01/01/2041	2,500	2,613
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,596
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,058
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	603
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	512
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	5,000	5,815
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	969

		18,878

INDIANA 3.1%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	394
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,128
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,732
Rockport, Indiana Revenue Bonds, Series 2009
1.750% due 06/01/2025	4,000	4,004
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,739
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,554

		12,651

IOWA 1.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,059
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
2.700% due 11/15/2046 ^	1,479	962
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,218

		7,242

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	233

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,167
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,604
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	570

		4,341

MAINE 1.3%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,107

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	273
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	301
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,694

		3,268

MASSACHUSETTS 0.3%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,020	1,125

MICHIGAN 2.0%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	720	720
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,055
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	820	820
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	570
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,031
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	649
Wayne County, Michigan Airport Authority Revenue Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,143

		8,074

MINNESOTA 0.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	393
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	641
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,115
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	503

		2,652

MISSOURI 0.7%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	750	113
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	251
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	217
5.550% due 10/01/2036	45	38
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,528
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	262
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	531

		2,940

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	730

NEBRASKA 1.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,352

NEW JERSEY 5.9%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,167
5.000% due 06/01/2041	27,500	20,478

		23,645

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	516

NEW YORK 4.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,876
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	167
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,360
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	570
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,012
TSASC, Inc., New York Revenue Bonds, Series 2006
5.125% due 06/01/2042	2,250	1,859

		17,844

NORTH CAROLINA 0.5%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	151
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	50
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	825
6.000% due 04/01/2038	500	515
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	597

		2,198

OHIO 16.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	23,155	18,418
6.500% due 06/01/2047	21,285	18,242
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	2,000	2,111
5.500% due 06/01/2042	5,000	5,434
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	13,500	14,274
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,463
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,376

		67,318

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	213

PENNSYLVANIA 2.7%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	798
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	556
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	521
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,208
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	500	231
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	264
6.375% due 07/01/2030	1,000	1,048
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	544
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	421
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2030	1,000	1,058
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,623
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	530	540

		10,812

RHODE ISLAND 1.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,001

SOUTH CAROLINA 0.5%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,926

TENNESSEE 0.4%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,096
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	560

		1,656

TEXAS 15.2%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,132
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	562
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,087
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	861
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,526
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	950
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	519

Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,546
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,904
Houston, Texas Airport System Revenue Bonds, Series 2014
5.000% due 07/01/2029	7,000	7,110
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	270
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	166
5.750% due 01/01/2033	350	389
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,313
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,137
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	571
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	944
5.500% due 01/01/2032	500	509
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,098
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	22,100	26,914
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,251
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,176

		60,935

UTAH 0.9%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,488
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	649
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	450

		3,587

VERMONT 0.5%
Vermont Economic Development Authority Revenue Bonds, Series 2013
4.750% due 04/01/2036	2,000	1,956

VIRGINIA 0.5%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	3
6.000% due 06/01/2043	354	323
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027 ^	1,250	489
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,068

		1,883

WASHINGTON 0.3%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,056
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	301

		1,357

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	528

WISCONSIN 0.4%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,213

		1,663

Total Municipal Bonds & Notes (Cost $358,114)		370,440

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.1%		508

U.S. TREASURY BILLS 0.1%
0.051% due 10/16/2014 (d)	177	177

Total Short-Term Instruments (Cost $685)		685

Total Investments in Securities (Cost $358,799)		371,125

	SHARES
INVESTMENTS IN AFFILIATES 6.8%
SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short-Term Floating NAV Portfolio	2,719,376	27,210

Total Short-Term Instruments (Cost $27,207)		27,210

Total Investments in Affiliates (Cost $27,207)		27,210

Total Investments 99.1% (Cost $386,006)		$398,335
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		(40)
Other Assets and Liabilities, net 0.9%		3,749

Net Assets 100.0%		$402,044

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security becomes interest bearing at a future date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$508	Fannie Mae 2.110% due 11/07/2022	$(523)	$508	$508

Total Repurchase Agreements						$(523)	$508	$508

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$1,950	$210	$131	$0	$(10)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	5,000	(197)	(443)	0	(30)

Total Swap Agreements					$13	$(312)	$0	$(40)

(d)	Securities with an aggregate market value of $177 and cash of $393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,083	$0	$18,083
Alaska	0	630	0	630
Arizona	0	11,284	0	11,284
California	0	28,486	0	28,486
Colorado	0	11,787	0	11,787
Connecticut	0	1,010	0	1,010
Delaware	0	689	0	689
Florida	0	18,873	0	18,873
Georgia	0	1,766	0	1,766
Idaho	0	1,201	0	1,201
Illinois	0	18,878	0	18,878
Indiana	0	12,651	0	12,651
Iowa	0	7,242	0	7,242
Kansas	0	233	0	233
Louisiana	0	4,341	0	4,341
Maine	0	5,107	0	5,107
Maryland	0	3,268	0	3,268
Massachusetts	0	1,125	0	1,125
Michigan	0	8,074	0	8,074
Minnesota	0	2,652	0	2,652
Missouri	0	2,940	0	2,940
Montana	0	730	0	730
Nebraska	0	5,352	0	5,352
New Jersey	0	23,645	0	23,645
New Mexico	0	516	0	516
New York	0	17,844	0	17,844
North Carolina	0	2,198	0	2,198
Ohio	0	67,318	0	67,318
Oregon	0	213	0	213
Pennsylvania	0	10,812	0	10,812
Rhode Island	0	6,001	0	6,001
South Carolina	0	1,926	0	1,926
Tennessee	0	1,656	0	1,656
Texas	0	60,935	0	60,935
Utah	0	3,587	0	3,587
Vermont	0	1,956	0	1,956
Virginia	0	1,883	0	1,883
Washington	0	1,357	0	1,357
West Virginia	0	528	0	528
Wisconsin	0	1,663	0	1,663
Short-Term Instruments
Repurchase Agreements	0	508	0	508
U.S. Treasury Bills	0	177	0	177
	$0	$371,125	$0	$371,125

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,210	$0	$0	$27,210

Total Investments	$27,210	$371,125	$0	$398,335

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(40)	$0	$(40)

Totals	$27,210	$371,085	$0	$398,295

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.6%
BANK LOAN OBLIGATIONS 1.0%
Atrium Innovations, Inc.
4.250% due 02/13/2021		$1,496	$1,486
7.750% due 08/13/2021		1,000	1,002
Gates Corp.
TBD% due 04/25/2015		16,000	15,862
Healogics, Inc.
TBD% due 07/01/2021		1,000	990
TBD% due 06/09/2022		3,000	2,970
Ikaria, Inc.
5.000% due 02/12/2021		2,500	2,520
8.750% due 02/12/2022		500	510
PharMEDium Healthcare Corp.
4.250% due 01/28/2021		1,459	1,463
Pharmedium Healthcare Corp.
7.750% due 01/28/2022		1,000	1,014

Total Bank Loan Obligations (Cost $27,706)			27,817

CORPORATE BONDS & NOTES 93.5%
BANKING & FINANCE 10.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		12,000	12,720
AA PIK Co. Ltd. (9.500% Cash or 9.500% PIK)
9.500% due 11/07/2019 (b)	GBP	3,500	6,289
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$4,000	4,035
4.500% due 05/15/2021		6,250	6,367
Ally Financial, Inc.
7.500% due 09/15/2020		8,500	10,274
8.000% due 03/15/2020		5,000	6,088
8.000% due 11/01/2031		2,500	3,203
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	1,500	2,766
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$2,000	2,248
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	6,500	10,747
Barclays Bank PLC
10.179% due 06/12/2021		$3,000	4,166
Boats Investments Netherlands BV (11.000% Cash or 11.000% PIK)
11.000% due 03/31/2017 (b)	EUR	3,205	1,973
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	3,865
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	5,000	7,395
CBRE Services, Inc.
5.000% due 03/15/2023		$2,750	2,791
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		4,687	4,710
CIT Group, Inc.
5.000% due 08/15/2022		20,000	20,775
5.000% due 08/01/2023		2,500	2,566
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (e)	EUR	1,000	1,385
Countrywide Capital
8.050% due 06/15/2027		$1,250	1,555
Credit Agricole S.A.
7.875% due 10/26/2019 (e)	EUR	500	824
7.875% due 01/23/2024 (e)		$8,500	9,297
8.375% due 10/13/2019 (e)		1,250	1,483
9.750% due 12/26/2014 (e)		1,000	1,036
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		2,500	2,774
E*TRADE Financial Corp.
6.375% due 11/15/2019		5,250	5,709
Financiere Gaillon S.A.S.
7.000% due 09/30/2019	EUR	1,500	2,095
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	3,000	5,546
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		$14,000	15,067
International Lease Finance Corp.
6.250% due 05/15/2019		750	842
8.250% due 12/15/2020		1,000	1,238
8.750% due 03/15/2017		1,000	1,164

Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	3,040
Jefferies Finance LLC
7.375% due 04/01/2020		5,000	5,275
Jefferies LoanCore LLC
6.875% due 06/01/2020		8,000	8,120
LBG Capital PLC
6.385% due 05/12/2020	EUR	500	749
7.375% due 03/12/2020		100	149
7.625% due 10/14/2020		500	763
8.000% due 06/15/2020 (e)		$900	999
8.875% due 02/07/2020	EUR	343	541
9.125% due 07/15/2020	GBP	250	452
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,500	2,190
Lloyds Banking Group PLC
7.000% due 06/27/2019 (e)	GBP	2,000	3,528
7.500% due 06/27/2024 (e)		$8,500	9,065
National Financial Partners Corp.
9.000% due 07/15/2021		6,250	6,844
National Westminster Bank PLC
6.500% due 09/07/2021	GBP	250	478
Oxford Finance LLC
7.250% due 01/15/2018		$1,250	1,322
Regions Financial Corp.
7.375% due 12/10/2037		1,775	2,245
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		4,000	4,860
9.118% due 10/29/2014 (e)		350	371
SLM Corp.
8.000% due 03/25/2020		3,000	3,476
Societe Generale S.A.
6.000% due 01/27/2020 (e)		1,750	1,726
7.875% due 12/18/2023 (e)		7,000	7,466
9.375% due 09/04/2019 (e)	EUR	5,000	8,524
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		$8,250	8,621
Springleaf Finance Corp.
6.900% due 12/15/2017		2,500	2,781
7.750% due 10/01/2021		1,400	1,582
8.250% due 10/01/2023		3,900	4,466
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	521
10.500% due 02/15/2019		7,500	12,453
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		2,500	4,463
6.000% due 04/15/2021		2,250	4,072
WaveDivision Escrow LLC
8.125% due 09/01/2020		$6,000	6,510

			280,645

INDUSTRIALS 77.3%
21st Century Oncology, Inc.
8.875% due 01/15/2017		750	777
9.875% due 04/15/2017		1,500	1,388
3AB Optique Developpement S.A.S.
5.625% due 04/15/2019	EUR	2,500	3,398
Academy Ltd.
9.250% due 08/01/2019		$500	539
Acadia Healthcare Co., Inc.
6.125% due 03/15/2021		5,500	5,802
Accudyne Industries Borrower
7.750% due 12/15/2020		13,650	14,674
Activision Blizzard, Inc.
6.125% due 09/15/2023		3,000	3,308
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		7,530	8,151
ADT Corp.
3.500% due 07/15/2022		11,750	10,722
4.125% due 06/15/2023		3,000	2,775
4.875% due 07/15/2042		2,500	2,097
Aguila S.A.
7.875% due 01/31/2018	CHF	3,000	3,586
7.875% due 01/31/2018		$6,100	6,439
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,440	2,611
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		2,000	2,185
8.750% due 11/01/2019	EUR	3,500	5,284
Aldesa Financial Services S.A.
7.250% due 04/01/2021		2,500	3,577
Alere, Inc.
6.500% due 06/15/2020		$12,500	13,187
8.625% due 10/01/2018		5,000	5,287

Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,116
7.875% due 11/01/2020		2,000	2,095
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,000	7,472
10.750% due 10/15/2019		11,750	12,161
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,613
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		4,000	4,135
Altice Financing S.A.
6.500% due 01/15/2022		1,250	1,334
Altice Finco S.A.
8.125% due 01/15/2024		1,500	1,661
9.875% due 12/15/2020		4,000	4,626
Altice S.A.
7.250% due 05/15/2022	EUR	6,000	8,729
AMC Networks, Inc.
4.750% due 12/15/2022		$5,000	5,025
7.750% due 07/15/2021		500	562
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		4,000	4,150
Ancestry.com, Inc.
11.000% due 12/15/2020		7,250	8,537
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)		7,000	7,271
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,771
Arch Coal, Inc.
7.000% due 06/15/2019		3,000	2,288
7.250% due 06/15/2021		2,250	1,654
ARD Finance S.A. (11.125% Cash or 11.125% PIK)
11.125% due 06/01/2018 (b)		1,118	1,183
11.125% due 06/01/2018 (b)	EUR	1,675	2,421
Ardagh Finance Holdings S.A. (8.375% Cash or 8.375% PIK)
8.375% due 06/15/2019 (b)		3,500	4,852
Ardagh Finance Holdings S.A. (8.625% PIK)
8.625% due 06/15/2019 (b)		$3,250	3,364
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	918
9.250% due 10/15/2020	EUR	7,000	10,472
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	7,500	14,632
Ashland, Inc.
4.750% due 08/15/2022		$5,000	5,050
6.875% due 05/15/2043		2,500	2,706
Associated Materials LLC
9.125% due 11/01/2017		7,000	7,289
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,518
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		4,500	4,927
Axiall Corp.
4.875% due 05/15/2023		1,000	1,008
B/E Aerospace, Inc.
5.250% due 04/01/2022		2,000	2,188
BC Mountain LLC
7.000% due 02/01/2021		3,000	2,918
Berry Plastics Corp.
9.750% due 01/15/2021		4,500	5,152
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		5,750	5,908
Big Heart Pet Brands
7.625% due 02/15/2019		6,715	7,006
Biomet, Inc.
6.500% due 08/01/2020		6,000	6,495
6.500% due 10/01/2020		16,000	17,160
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		3,500	3,745
BMC Software Finance, Inc.
8.125% due 07/15/2021		10,000	10,337
Boardriders S.A.
8.875% due 12/15/2017	EUR	2,150	3,084
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		$4,000	3,920
Brakes Capital
7.125% due 12/15/2018	GBP	4,000	7,035
Briggs & Stratton Corp.
6.875% due 12/15/2020		$500	561
Building Materials Corp. of America
6.750% due 05/01/2021		3,000	3,240
6.875% due 08/15/2018		750	780
Bumble Bee Holdco S.C.A. (9.625% Cash or 9.625% PIK)
9.625% due 03/15/2018 (b)		1,500	1,575
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,812	1,939

Burger King Capital Holdings LLC
0.000% due 04/15/2019 (d)		12,350	11,485
Cablevision Systems Corp.
5.875% due 09/15/2022		6,000	6,135
8.000% due 04/15/2020		1,000	1,139
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		8,500	7,225
Capella Healthcare, Inc.
9.250% due 07/01/2017		5,500	5,789
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		4,000	4,127
Casella Waste Systems, Inc.
7.750% due 02/15/2019		2,000	2,100
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		3,500	3,570
9.750% due 04/15/2017	EUR	3,960	5,584
CCO Holdings LLC
5.125% due 02/15/2023		$4,000	4,035
5.250% due 03/15/2021		1,000	1,029
5.250% due 09/30/2022		5,000	5,100
5.750% due 09/01/2023		3,750	3,900
7.250% due 10/30/2017		250	264
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,000	1,049
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,004
6.375% due 09/15/2020		4,000	4,270
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	12,350	18,729
Cerved Technologies SpA
8.000% due 01/15/2021		5,000	7,702
CHC Helicopter S.A.
9.250% due 10/15/2020		$6,525	7,145
9.375% due 06/01/2021		1,750	1,877
Chesapeake Energy Corp.
5.750% due 03/15/2023		6,250	6,976
6.625% due 08/15/2020		1,000	1,155
Clear Channel Communications, Inc.
9.000% due 03/01/2021		12,050	12,939
10.000% due 01/15/2018		5,000	4,856
Clear Channel Communications, Inc. (12.000% Cash and 2.000% PIK)
14.000% due 02/01/2021 (b)		6,540	6,761
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		8,000	8,620
7.625% due 03/15/2020		5,500	5,957
CMA CGM S.A.
8.500% due 04/15/2017		1,750	1,816
8.875% due 04/15/2019 (h)	EUR	3,000	4,354
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015 ^		2,500	2,122
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		$8,119	8,708
CommScope, Inc.
5.000% due 06/15/2021		2,000	2,050
5.500% due 06/15/2024		2,000	2,043
Community Health Systems, Inc.
6.875% due 02/01/2022		7,500	7,987
7.125% due 07/15/2020		3,000	3,263
Comstock Resources, Inc.
7.750% due 04/01/2019		1,000	1,070
9.500% due 06/15/2020		500	573
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	1,080
6.500% due 01/15/2022		1,300	1,440
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,019
6.000% due 05/01/2022		1,000	1,128
Continental Resources, Inc.
8.250% due 10/01/2019		250	265
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		14,000	14,350
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		7,000	7,586
10.875% due 12/15/2018	EUR	4,000	5,989
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	250
CPG Merger Sub LLC
8.000% due 10/01/2021		15,000	15,862
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		20,000	19,875
Crown Americas LLC
6.250% due 02/01/2021		500	538
Crown Castle International Corp.
5.250% due 01/15/2023		5,000	5,237
CSC Holdings LLC
6.750% due 11/15/2021		1,250	1,380

DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		4,750	5,094
DBP Holding Corp.
7.750% due 10/15/2020		5,000	4,400
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	310
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	4,000	5,915
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	2,500	4,578
Diamond Foods, Inc.
7.000% due 03/15/2019		$5,000	5,250
Digicel Group Ltd.
7.125% due 04/01/2022		5,000	5,225
8.250% due 09/30/2020		3,500	3,832
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,951
8.250% due 09/01/2017		2,000	2,068
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,311
DISH DBS Corp.
5.000% due 03/15/2023		3,250	3,319
5.875% due 07/15/2022		4,000	4,350
6.750% due 06/01/2021		3,000	3,428
DJO Finance LLC
7.750% due 04/15/2018		5,150	5,433
9.750% due 10/15/2017		4,250	4,473
9.875% due 04/15/2018		6,000	6,510
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,075
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (b)	EUR	3,000	4,149
Eagle Spinco, Inc.
4.625% due 02/15/2021		$4,000	4,010
El Paso LLC
7.750% due 01/15/2032		3,750	4,153
7.800% due 08/01/2031		5,000	5,450
Endo Finance LLC
5.750% due 01/15/2022		5,000	5,112
Endo Finance LLC & Endo Finco, Inc.
7.000% due 12/15/2020		3,500	3,758
7.250% due 01/15/2022		2,000	2,170
First Data Corp.
6.750% due 11/01/2020		5,000	5,425
7.375% due 06/15/2019		2,000	2,153
8.250% due 01/15/2021		10,000	11,000
11.250% due 01/15/2021		3,000	3,510
12.625% due 01/15/2021		8,250	10,178
First Data Holdings, Inc. (14.500% PIK)
14.500% due 09/24/2019 (b)		3,500	3,907
First Quantum Minerals Ltd.
6.750% due 02/15/2020		2,300	2,381
7.000% due 02/15/2021		2,500	2,584
7.250% due 05/15/2022		2,000	2,090
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		6,750	7,265
Forest Oil Corp.
7.250% due 06/15/2019		3,150	3,134
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	2,750	3,841
Gardner Denver, Inc.
6.875% due 08/15/2021		$20,000	21,100
Gates Global LLC
5.750% due 07/15/2022	EUR	4,100	5,600
6.000% due 07/15/2022		$10,000	10,050
Gates Investments LLC
9.000% due 10/01/2018		2,072	2,209
General Cable Corp.
6.500% due 10/01/2022		2,000	2,045
Getty Images, Inc.
7.000% due 10/15/2020		18,500	17,043
GHD Bondco PLC
7.000% due 04/15/2020	GBP	2,700	4,644
Graton Economic Development Authority
9.625% due 09/01/2019		$3,250	3,713
Halcon Resources Corp.
8.875% due 05/15/2021		6,000	6,480
9.750% due 07/15/2020		1,750	1,918
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,381
7.750% due 05/15/2021		2,000	2,198
HCA, Inc.
4.750% due 05/01/2023		5,000	5,006
5.875% due 03/15/2022		2,000	2,175
5.875% due 05/01/2023		5,750	6,030
6.500% due 02/15/2020		3,000	3,383
7.500% due 02/15/2022		5,750	6,648

HD Supply, Inc.
7.500% due 07/15/2020		20,000	21,950
8.125% due 04/15/2019		2,000	2,210
11.000% due 04/15/2020		5,000	5,919
11.500% due 07/15/2020		10,000	12,000
Headwaters, Inc.
7.250% due 01/15/2019		4,000	4,250
7.625% due 04/01/2019		5,000	5,362
Hearthside Group Holdings LLC
6.500% due 05/01/2022		6,250	6,266
Hema Bondco BV
8.500% due 12/15/2019	EUR	5,000	7,009
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,050
6.250% due 10/15/2022		1,500	1,596
7.375% due 01/15/2021		750	818
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		5,000	5,212
9.000% due 11/15/2020		10,000	10,250
HJ Heinz Co.
4.250% due 10/15/2020		8,000	8,060
HJ Heinz Finance Co.
7.125% due 08/01/2039		6,000	6,570
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,120
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	559
7.625% due 06/15/2021		500	575
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		675	741
Huntsman International LLC
4.875% due 11/15/2020		2,500	2,600
8.625% due 03/15/2021		3,000	3,330
Hyva Global BV
8.625% due 03/24/2016		1,000	1,043
IASIS Healthcare LLC
8.375% due 05/15/2019		14,000	14,962
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		3,025	3,089
Immucor, Inc.
11.125% due 08/15/2019		4,250	4,760
IMS Health, Inc.
6.000% due 11/01/2020		4,000	4,210
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	5,000	7,223
Ineos Finance PLC
7.500% due 05/01/2020		$4,000	4,370
INEOS Group Holdings S.A.
6.500% due 08/15/2018	EUR	7,000	10,016
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		$4,000	3,985
6.625% due 12/15/2022		10,000	10,487
7.250% due 10/15/2020		4,000	4,320
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		8,000	8,500
8.125% due 06/01/2023		11,500	12,477
Interactive Data Corp.
5.875% due 04/15/2019		5,500	5,610
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		5,400	5,710
Jaguar Holding Co.
9.500% due 12/01/2019		2,000	2,195
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)		5,000	5,200
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,732
JMC Steel Group, Inc.
8.250% due 03/15/2018		5,000	5,125
Jo-Ann Stores, Inc.
8.125% due 03/15/2019		2,250	2,318
Kinetic Concepts, Inc.
10.500% due 11/01/2018		5,000	5,662
12.500% due 11/01/2019		14,500	16,747
Kleopatra Holdings S.C.A. (10.250% Cash or 11.000% PIK)
10.250% due 08/15/2017 (b)	EUR	3,903	5,559
KP Germany Erste GmbH
11.625% due 07/15/2017		8,000	12,378
Lamar Media Corp.
5.000% due 05/01/2023		$3,750	3,792
Laredo Petroleum, Inc.
7.375% due 05/01/2022		3,000	3,368
9.500% due 02/15/2019		1,000	1,098
Levi Strauss & Co.
7.750% due 05/15/2018	EUR	500	716

Lightstream Resources Ltd.
8.625% due 02/01/2020		$5,000	5,275
Lion
7.875% due 04/15/2019	EUR	4,500	6,131
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		$2,000	2,200
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		5,250	4,292
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	7,312
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,920
Marcolin SpA
8.500% due 11/15/2019	EUR	4,000	5,977
Masonite International Corp.
8.250% due 04/15/2021		$4,000	4,380
McClatchy Co.
9.000% due 12/15/2022		5,000	5,731
MCE Finance Ltd.
5.000% due 02/15/2021		4,000	4,060
MDC Partners, Inc.
6.750% due 04/01/2020		5,000	5,300
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		6,500	6,760
MGM Resorts International
6.625% due 12/15/2021		11,750	13,087
6.750% due 10/01/2020		5,000	5,594
7.750% due 03/15/2022		5,000	5,875
8.625% due 02/01/2019		750	897
10.000% due 11/01/2016		750	891
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		5,000	5,700
Mobile Challenger Intermediate Group S.A. (8.750% Cash or 8.750% PIK)
8.750% due 03/15/2019 (b)	CHF	1,000	1,167
Mobile Challenger Intermediate Group S.A. (8.750% Cash or 9.500% PIK)
8.750% due 03/15/2019 (b)	EUR	2,500	3,526
Modular Space Corp.
10.250% due 01/31/2019		$4,850	5,117
Mondi Consumer Packaging International AG
9.750% due 07/15/2017	EUR	500	721
Mongolian Mining Corp.
8.875% due 03/29/2017		$4,000	2,620
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	4,000	5,559
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		$10,000	10,500
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,555	4,652
8.750% due 09/01/2020		200	223
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,000	7,326
8.875% due 12/01/2018		$2,250	2,413
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,594
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		2,500	2,706
New Academy Finance Co. LLC (8.000% Cash or 8.750% PIK)
8.000% due 06/15/2018 (b)		7,625	7,806
New Look Bondco PLC
8.375% due 05/14/2018		1,750	1,884
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,378
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,269
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,062
7.750% due 10/15/2018		1,370	1,452
Norcell Sweden Holding AB
10.750% due 09/29/2019	EUR	4,500	7,009
Northern Blizzard Resources, Inc.
7.250% due 02/01/2022		$2,200	2,269
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	1,052
Novelis, Inc.
8.750% due 12/15/2020		6,000	6,690
Numericable Group S.A.
5.375% due 05/15/2022	EUR	1,500	2,184
5.625% due 05/15/2024		1,800	2,640
6.000% due 05/15/2022		$7,500	7,809
6.250% due 05/15/2024		6,000	6,270
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	2,160
Ono Finance PLC
10.875% due 07/15/2019		6,000	6,585

Ontex S.A.
9.000% due 04/15/2019	EUR	3,000	4,457
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		$598	646
10.000% due 06/15/2018	EUR	2,000	2,956
Orion Engineered Carbons Finance & Co. S.C.A. (9.250% Cash or 10.000% PIK)
9.250% due 08/01/2019 (b)		$8,500	8,887
Pactiv LLC
7.950% due 12/15/2025		2,000	2,150
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		15,000	16,369
Party City Holdings, Inc.
8.875% due 08/01/2020		10,750	11,959
Peabody Energy Corp.
6.250% due 11/15/2021		4,000	4,005
Perstorp Holding AB
8.750% due 05/15/2017		4,000	4,310
11.000% due 08/15/2017		12,500	13,500
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,381
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		7,000	7,192
Pfleiderer GmbH
7.875% due 08/01/2019 (a)	EUR	5,500	7,492
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 (b)	GBP	2,000	3,106
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$4,000	4,255
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		4,500	4,860
7.750% due 04/01/2022		750	819
8.750% due 05/15/2020		1,900	2,081
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		2,914	2,994
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023		16,000	17,860
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	1,088
Ply Gem Industries, Inc.
6.500% due 02/01/2022		15,000	14,531
PortAventura Entertainment Barcelona BV
7.250% due 12/01/2020	EUR	3,000	4,313
Post Holdings, Inc.
6.000% due 12/15/2022		$4,000	4,100
6.750% due 12/01/2021		4,250	4,521
7.375% due 02/15/2022		1,000	1,085
PQ Corp.
8.750% due 05/01/2018		6,000	6,532
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	2,000	3,466
PVH Corp.
4.500% due 12/15/2022		$4,000	3,960
QVC, Inc.
7.375% due 10/15/2020		500	537
7.500% due 10/01/2019		250	263
Range Resources Corp.
5.000% due 08/15/2022		2,000	2,130
5.000% due 03/15/2023		5,000	5,350
6.750% due 08/01/2020		320	346
Regency Energy Partners LP
5.500% due 04/15/2023		3,000	3,150
6.875% due 12/01/2018		600	635
Rex Energy Corp.
8.875% due 12/01/2020		5,000	5,575
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,420
6.875% due 02/15/2021		680	737
7.875% due 08/15/2019		1,000	1,094
8.250% due 02/15/2021		10,000	10,925
9.000% due 04/15/2019		5,500	5,851
9.875% due 08/15/2019		2,750	3,063
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		2,170	2,376
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	4,140
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		3,000	3,128
Roofing Supply Group LLC
10.000% due 06/01/2020		3,500	3,763
Ryerson, Inc.
9.000% due 10/15/2017		5,000	5,362
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,250	1,306
5.750% due 05/15/2024		6,750	7,045
SAExploration Holdings, Inc.
10.000% due 07/15/2019 (a)		1,000	1,002

Samson Investment Co.
10.750% due 02/15/2020		5,000	5,294
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,178
7.500% due 02/15/2023		1,000	1,090
8.125% due 10/15/2022		2,000	2,213
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,330
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,066
Schaeffler Finance BV
3.250% due 05/15/2019	EUR	4,250	5,859
3.500% due 05/15/2022		3,500	4,828
4.750% due 05/15/2021		$5,000	5,175
7.750% due 02/15/2017	EUR	4,750	7,431
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)		5,400	7,801
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,733
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	272
Sealed Air Corp.
5.250% due 04/01/2023		2,500	2,550
6.500% due 12/01/2020		3,000	3,390
8.375% due 09/15/2021		2,500	2,875
Sensata Technologies BV
4.875% due 10/15/2023		5,000	4,987
6.500% due 05/15/2019		2,500	2,672
Sequa Corp.
7.000% due 12/15/2017		6,150	6,058
Serta Simmons Holdings LLC
8.125% due 10/01/2020		13,500	14,749
ServiceMaster Co.
7.000% due 08/15/2020		16,500	17,634
8.000% due 02/15/2020		4,000	4,330
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	274
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		1,025	1,052
SGD Group S.A.S.
5.625% due 05/15/2019	EUR	2,500	3,552
Shearer’s Foods LLC
9.000% due 11/01/2019		$4,500	4,950
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		10,000	10,150
SiTV LLC
10.375% due 07/01/2019 (a)		5,000	5,150
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,400
Softbank Corp.
4.500% due 04/15/2020		4,000	4,080
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	6,200	11,221
Sophia LP
9.750% due 01/15/2019		$10,125	11,188
Spectrum Brands, Inc.
6.375% due 11/15/2020		500	541
6.625% due 11/15/2022		3,750	4,078
6.750% due 03/15/2020		2,500	2,688
Station Casinos LLC
7.500% due 03/01/2021		7,500	8,231
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,093
6.375% due 08/15/2022		250	273
Studio City Finance Ltd.
8.500% due 12/01/2020		5,000	5,562
Sun Products Corp.
7.750% due 03/15/2021		16,000	14,000
SunGard Data Systems, Inc.
6.625% due 11/01/2019		4,000	4,230
7.625% due 11/15/2020		2,500	2,738
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	5,250	7,668
Sunrise Communications International S.A.
7.000% due 12/31/2017		600	867
T-Mobile USA, Inc.
6.250% due 04/01/2021		$3,000	3,199
6.625% due 04/01/2023		4,750	5,177
6.731% due 04/28/2022		5,000	5,412
6.836% due 04/28/2023		2,500	2,731
Taminco Global Chemical Corp.
9.750% due 03/31/2020		3,500	3,929
TeamSystem Holding SpA
7.375% due 05/15/2020	EUR	2,500	3,663
Techem GmbH
6.125% due 10/01/2019		500	743

Tenet Healthcare Corp.
5.000% due 03/01/2019		$1,500	1,524
8.000% due 08/01/2020		5,000	5,431
8.125% due 04/01/2022		8,000	9,280
Terex Corp.
6.500% due 04/01/2020		2,250	2,454
TMF Group Holding BV
9.875% due 12/01/2019	EUR	5,250	8,017
Townsquare Radio LLC
9.000% due 04/01/2019		$5,000	5,562
TransDigm, Inc.
6.000% due 07/15/2022		10,000	10,287
6.500% due 07/15/2024		12,000	12,510
7.500% due 07/15/2021		5,250	5,841
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		4,000	4,222
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		7,500	7,867
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		3,000	3,240
Truven Health Analytics, Inc.
10.625% due 06/01/2020		5,000	5,512
Tullow Oil PLC
6.000% due 11/01/2020		4,000	4,170
Unilabs Subholding AB
8.500% due 07/15/2018	EUR	2,000	2,930
United Rentals North America, Inc.
7.625% due 04/15/2022		$4,250	4,792
8.375% due 09/15/2020		1,500	1,654
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	5,000	7,420
7.500% due 03/15/2019		$450	483
7.500% due 03/15/2019	EUR	650	956
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		2,550	3,998
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	526
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	3,191
6.750% due 09/15/2022		3,618	4,021
8.500% due 05/15/2021		12,500	13,922
UPC Holding BV
6.375% due 09/15/2022	EUR	10,000	14,994
6.750% due 03/15/2023		3,000	4,570
6.750% due 03/15/2023	CHF	3,800	4,771
8.375% due 08/15/2020	EUR	10,000	15,028
UPCB Finance Ltd.
6.375% due 07/01/2020		1,500	2,187
6.625% due 07/01/2020		$2,500	2,675
6.875% due 01/15/2022		750	823
USG Corp.
7.875% due 03/30/2020		1,000	1,111
8.375% due 10/15/2018		1,500	1,586
9.750% due 01/15/2018		5,296	6,368
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		5,000	5,150
6.375% due 10/15/2020		3,000	3,199
6.750% due 08/15/2021		4,000	4,275
7.000% due 10/01/2020		3,500	3,736
7.250% due 07/15/2022		5,375	5,825
7.500% due 07/15/2021		2,000	2,223
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		3,000	3,203
VeriSign, Inc.
4.625% due 05/01/2023		3,000	2,979
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	11,091
VWR Funding, Inc.
7.250% due 09/15/2017		$10,000	10,612
Walter Energy, Inc.
8.500% due 04/15/2021		2,750	1,561
Watco Cos. LLC
6.375% due 04/01/2023		5,000	5,125
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		3,700	3,816
Welltec A/S
8.000% due 02/01/2019		5,000	5,350
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	4,750	7,016
Windstream Corp.
7.750% due 10/01/2021		$1,250	1,372
Wise Metals Group LLC
8.750% due 12/15/2018		7,500	8,175
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,083

Wynn Las Vegas LLC
5.375% due 03/15/2022		4,750	4,970
7.750% due 08/15/2020		2,000	2,190
Zayo Group LLC
10.125% due 07/01/2020		1,500	1,742
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,560
Zobele Holding SpA
7.875% due 02/01/2018		4,000	5,847

			2,110,457

UTILITIES 5.9%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,750	2,912
6.125% due 07/15/2022		500	555
AES Corp.
7.375% due 07/01/2021		3,500	4,112
8.000% due 10/15/2017		365	426
8.000% due 06/01/2020		4,000	4,830
Athlon Holdings LP
6.000% due 05/01/2022		2,000	2,075
7.375% due 04/15/2021		7,750	8,486
Calpine Corp.
7.500% due 02/15/2021		2,887	3,136
7.875% due 01/15/2023		799	895
Covanta Holding Corp.
6.375% due 10/01/2022		1,250	1,363
7.250% due 12/01/2020		100	110
EP Energy LLC
9.375% due 05/01/2020		10,000	11,500
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		3,250	3,408
MarkWest Energy Partners LP
4.500% due 07/15/2023		5,000	5,125
Midwest Generation LLC
8.560% due 01/02/2016		950	976
Millicom International Cellular S.A.
6.625% due 10/15/2021		5,250	5,670
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,530
9.625% due 06/01/2019		2,500	2,750
NRG Energy, Inc.
6.625% due 03/15/2023		1,000	1,088
7.625% due 01/15/2018		4,000	4,590
7.875% due 05/15/2021		3,000	3,341
Parsley Energy LLC
7.500% due 02/15/2022		7,250	7,776
Sabine Oil & Gas LLC
9.750% due 02/15/2017		10,000	10,500
Sprint Capital Corp.
6.875% due 11/15/2028		8,500	8,627
6.900% due 05/01/2019		5,000	5,537
8.750% due 03/15/2032		7,500	8,700
Sprint Communications, Inc.
6.000% due 11/15/2022		15,750	16,144
7.000% due 03/01/2020		2,000	2,310
8.375% due 08/15/2017		1,500	1,757
9.000% due 11/15/2018		2,500	3,037
Sprint Corp.
7.125% due 06/15/2024		8,000	8,500
7.250% due 09/15/2021		2,000	2,213
7.875% due 09/15/2023		7,500	8,362
Targa Resources Partners LP
4.250% due 11/15/2023		5,000	4,994
5.250% due 05/01/2023		2,750	2,888
6.375% due 08/01/2022		500	546

			160,769

Total Corporate Bonds & Notes (Cost $2,415,972)			2,551,871

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(f)		21,410	68
NVHL S.A. ‘B’ (c)(f)		21,410	68
NVHL S.A. ‘C’ (c)(f)		21,410	68
NVHL S.A. ‘D’ (c)(f)		21,410	68
NVHL S.A. ‘E’ (c)(f)		21,410	67
NVHL S.A. ‘F’ (c)(f)		21,410	67
NVHL S.A. ‘G’ (c)(f)		21,410	67

NVHL S.A. ‘H’ (c)(f)	21,410	67
NVHL S.A. ‘I’ (c)(f)	21,410	67
NVHL S.A. ‘J’ (c)(f)	21,410	67

Total Common Stocks (Cost $696)		674

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		2,400

Total Short-Term Instruments (Cost $2,400)		2,400

Total Investments in Securities (Cost $2,446,774)		2,582,762

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio	7,300,953	73,053
PIMCO Short-Term Floating NAV Portfolio III	9,373,454	93,660

Total Short-Term Instruments (Cost $166,810)		166,713

Total Investments in Affiliates (Cost $166,810)		166,713

Total Investments 100.7% (Cost $2,613,584)		$2,749,475
Financial Derivative Instruments (i) (0.1%) (Cost or Premiums, net $0)		(3,127)
Other Assets and Liabilities, net (0.6%)		(15,505)

Net Assets 100.0%		$2,730,843

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Security becomes interest bearing at a future date.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$68	0.00%
NVHL S.A. ‘B’	03/09/2012	69	68	0.00%
NVHL S.A. ‘C’	03/09/2012	69	68	0.00%
NVHL S.A. ‘D’	03/09/2012	69	68	0.00%
NVHL S.A. ‘E’	03/09/2012	70	67	0.00%
NVHL S.A. ‘F’	03/09/2012	70	67	0.00%
NVHL S.A. ‘G’	03/09/2012	70	67	0.00%
NVHL S.A. ‘H’	03/09/2012	70	67	0.00%
NVHL S.A. ‘I’	03/09/2012	70	67	0.01%
NVHL S.A. ‘J’	03/09/2012	70	67	0.01%

		$696	$674	0.02%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$2,400	U.S. Treasury Notes 1.625% due 06/30/2019	$(2,449)	$2,400	$2,400

Total Repurchase Agreements						$(2,449)	$2,400	$2,400

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
MYI	(3.000%)	05/15/2014	05/13/2016	EUR	(1,071)	$(1,460)
	(3.000%)	06/26/2014	06/23/2016		(1,425)	(1,951)

Total Reverse Repurchase Agreements						$(3,411)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,275 at a weighted average interest rate of (1.760%).

(h)	Securities with an aggregate market value of $3,338 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	GBP	67,465		$113,476	$0	$(1,983)
	07/2014		$5,556	EUR	4,096	53	0
	07/2014		121,328	GBP	71,477	998	0
	08/2014	GBP	71,477		$121,297	0	(997)
	09/2014		$1,881	CAD	2,024	13	0
BPS	07/2014	EUR	354,183		$483,088	0	(1,895)
	08/2014		1,081		1,472	0	(9)
	08/2014		$69,286	EUR	50,916	442	0
	08/2014		3,935	GBP	2,319	32	0
BRC	07/2014	EUR	7,463		$10,149	0	(71)
	07/2014	GBP	4,012		6,728	0	(138)
	07/2014		$10,915	EUR	8,020	66	0
	08/2014	CHF	6,826		$7,766	66	0
	08/2014	EUR	4,307		5,897	0	(1)
CBK	08/2014		$50,789	EUR	37,302	295	0
DUB	07/2014		482,960		355,353	3,625	0
	08/2014	EUR	355,353		$483,019	0	(3,628)
FBF	07/2014		2,772		3,770	0	(26)
GLM	08/2014		$23,397	GBP	13,744	118	0
JPM	07/2014	EUR	7,451		$10,108	0	(94)
RBC	07/2014		$9,137	EUR	6,711	52	0
	09/2014	CAD	1,696		$1,560	0	(26)
UAG	07/2014	EUR	2,311		3,146	0	(19)

Total Forward Foreign Currency Contracts						$5,760	$(8,887)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$990	$26,827	$0	$27,817
Corporate Bonds & Notes
Banking & Finance	0	280,645	0	280,645
Industrials	0	2,109,455	1,002	2,110,457
Utilities	0	160,769	0	160,769
Common Stocks
Health Care	0	0	674	674
Short-Term Instruments
Repurchase Agreements	0	2,400	0	2,400
	$990	$2,580,096	$1,676	$2,582,762

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$166,713	$0	$0	$166,713

Total Investments	$167,703	$2,580,096	$1,676	$2,749,475

Financial Derivative Instruments - Assets
Over the counter	$0	$5,760	$0	$5,760

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8,887)	$0	$(8,887)

Totals	$167,703	$2,576,969	$1,676	$2,746,348

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
BANK LOAN OBLIGATIONS 8.0%
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		$11,096	$11,165
Albertson’s LLC
4.750% due 03/21/2019		3,530	3,552
Alliance Boots Holdings Ltd.
3.478% due 07/09/2015	GBP	28,390	48,605
3.978% due 07/10/2017		4,400	7,543
3.978% due 07/31/2017		98,400	168,612
Allison Transmission, Inc.
3.750% due 08/23/2019		$12,282	12,330
Ardagh Holdings USA, Inc.
4.000% - 4.250% due 12/17/2019		5,696	5,703
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,171	3,179
Axalta Coating Systems U.S. Holdings, Inc.
4.000% due 02/01/2020		5,445	5,455
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		18,807	18,859
BMC Software Finance, Inc.
5.000% due 09/10/2020		4,528	4,525
CCM Merger, Inc.
5.000% due 03/01/2017		8,080	8,100
Clear Channel Communications, Inc.
3.800% due 01/29/2016		72,433	72,003
6.900% due 01/30/2019		54,500	54,371
Commercial Barge Line Co.
7.500% due 09/20/2019		1,097	1,105
Community Health Systems, Inc.
2.943% due 01/22/2019		15,733	15,704
4.250% due 01/27/2021		5,442	5,482
CPG International, Inc.
4.750% due 09/30/2020		2,581	2,588
Crosby U.S. Acquisition Corp.
4.000% - 4.250% due 11/18/2020		11,741	11,734
CSC Holdings, Inc.
2.650% due 04/17/2020		26,683	26,433
DaVita Healthcare Partners, Inc.
TBD% due 06/24/2021		25,870	26,025
Dell, Inc.
3.750% due 10/29/2018		70,525	70,613
Delos Finance SARL
3.500% due 03/06/2021		18,400	18,411
Energy Future Holdings Corp.
4.250% due 06/19/2016		1,058,376	1,066,711
Envision Healthcare Corp.
4.000% due 05/25/2018		5,605	5,622
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		40,286	40,369
Gardner Denver, Inc.
4.250% due 07/30/2020		2,117	2,119
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		37,805	37,808
H.J. Heinz Co.
3.250% due 06/07/2019		79,200	79,408
3.500% due 06/05/2020		127,049	128,137
HCA, Inc.
2.650% due 05/02/2016		10,050	10,070
HD Supply, Inc.
4.000% due 06/28/2018		16,675	16,702
Hertz Corp.
3.000% due 03/11/2018		5,320	5,291
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		137,738	137,655
Hologic, Inc.
3.250% due 08/01/2019		5,979	5,983
Iasis Healthcare LLC
4.500% due 05/03/2018		7,940	7,980
Ikaria, Inc.
5.000% due 02/12/2021		3,800	3,831
Indiana Toll Road
TBD% due 06/29/2015		215,957	162,508
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		67,125	67,324
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021		14,044	14,090

Mallinckrodt International Finance S.A.
3.500% due 03/19/2021		6,085	6,091
MGM Resorts International
2.900% due 12/20/2017		97,614	98,102
3.500% due 12/20/2019		12,313	12,292
NGPL PipeCo LLC
6.750% due 09/15/2017		6,180	6,163
Novelis, Inc.
3.750% due 03/10/2017		2,895	2,903
NRG Energy, Inc.
2.750% due 07/02/2018		13,825	13,812
Numericable U.S. LLC
4.500% due 05/21/2020		48,468	48,812
OGX
TBD% - 8.000% due 04/11/2015		6,382	5,297
OSI Restaurant Partners LLC
3.500% due 10/26/2019		2,813	2,818
PRA Holdings, Inc.
4.500% due 09/23/2020		4,963	4,974
Quintiles Transnational Corp.
3.750% due 06/08/2018		11,391	11,408
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		9,851	9,876
Sabine Oil & Gas LLC
8.750% due 12/31/2018		10,000	10,166
Seadrill Partners Finco LLC
4.000% due 02/21/2021		16,887	16,797
ServiceMaster Co.
5.500% due 01/31/2017		14,775	14,803
Spectrum Brands, Inc.
5.022% - 5.750% due 12/17/2019	CAD	19,195	17,966
Station Casinos LLC
4.250% due 03/02/2020		$25,936	26,058
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		7,300	8,140
Sun Products Corp.
5.500% due 03/23/2020		8,128	7,996
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		21,100	21,211
Univision Communications, Inc.
4.000% due 03/01/2020		141,547	141,614
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		9,825	9,829
3.750% due 12/11/2019		2,456	2,458
Walter Energy, Inc.
7.250% due 04/02/2018		305	296
Weight Watchers International, Inc.
4.000% due 04/02/2020		39,500	31,353
Wilsonart LLC
4.000% due 10/31/2019		20,322	20,256
WMG Acquisition Corp.
3.750% due 07/01/2020		17,468	17,223

Total Bank Loan Obligations (Cost $2,922,978)			2,962,419

CORPORATE BONDS & NOTES 20.4%
BANKING & FINANCE 10.2%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		10,000	10,548
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		5,600	5,642
AGFC Capital Trust
6.000% due 01/15/2067		69,800	60,377
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,761
Ally Financial, Inc.
2.427% due 12/01/2014		500	501
2.750% due 01/30/2017		27,200	27,574
2.908% due 07/18/2016		4,150	4,264
3.125% due 01/15/2016		3,600	3,703
3.500% due 07/18/2016		50,600	52,308
4.625% due 06/26/2015		45,450	46,984
4.750% due 09/10/2018		28,385	30,195
5.500% due 02/15/2017		104,500	113,448
6.250% due 12/01/2017		31,800	35,616
6.750% due 12/01/2014		17,000	17,404
8.000% due 03/15/2020		5,000	6,087
8.300% due 02/12/2015		22,020	22,983
American International Group, Inc.
6.765% due 11/15/2017	GBP	7,070	13,788
8.625% due 05/22/2068		6,500	13,274
AyT Cedulas Cajas Fondo de Titulizacion
3.750% due 06/30/2025	EUR	8,700	12,348

AyT Cedulas Cajas Fondo de Titulizacion de Activos
4.750% due 12/04/2018		3,000	4,692
AyT Cedulas Cajas Global
4.250% due 10/25/2023		7,500	11,492
4.750% due 05/25/2027		51,200	79,410
Banco do Brasil S.A.
2.899% due 07/02/2014		$1,000	1,000
3.875% due 10/10/2022		12,700	11,970
4.500% due 01/20/2016	EUR	6,000	8,570
6.000% due 01/22/2020		$4,000	4,450
Banco Santander Brasil S.A.
4.250% due 01/14/2016		14,500	15,160
4.500% due 04/06/2015		4,500	4,612
Banco Santander Chile
3.875% due 09/20/2022		300	303
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,950
Bank of America Corp.
0.686% due 01/15/2015		4,000	4,006
0.777% due 07/22/2014	EUR	7,000	9,588
3.929% due 10/21/2025	MXN	118,000	10,167
5.750% due 12/12/2014	GBP	8,255	14,430
6.400% due 08/28/2017		$2,800	3,200
7.750% due 04/30/2018	GBP	3,300	6,678
Bank of Scotland PLC
7.286% due 05/31/2016 (g)		500	934
Barclays Bank PLC
14.000% due 06/15/2019 (g)		4,000	9,372
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,287
Bear Stearns Cos. LLC
7.250% due 02/01/2018		40,000	47,636
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,308
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		226,200	228,435
BNP Paribas S.A.
7.195% due 06/25/2037 (g)		2,025	2,359
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 01/22/2015	EUR	17,185	23,941
Caixa Economica Federal
4.250% due 05/13/2019		$18,680	18,904
Cantor Fitzgerald LP
6.375% due 06/26/2015		11,500	11,960
7.875% due 10/15/2019		10,906	12,155
Cedulas Fondo de Titulizacion de Activos
0.385% due 04/08/2016	EUR	5,000	6,767
4.250% due 03/28/2027		23,300	34,881
4.250% due 04/10/2031		130,400	190,004
CIT Group, Inc.
4.250% due 08/15/2017		$89,480	93,563
4.750% due 02/15/2015		24,890	25,434
5.000% due 05/15/2017		50,480	53,919
5.250% due 03/15/2018		7,100	7,641
6.625% due 04/01/2018		3,300	3,721
Citigroup, Inc.
4.587% due 12/15/2015		5,000	5,272
5.000% due 09/15/2014		7,400	7,466
6.000% due 08/15/2017		500	566
Co-operative Group Holdings
6.875% due 07/08/2020	GBP	6,598	12,040
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		$3,000	3,158
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	44,150	72,989
Deutsche Annington Finance BV
3.200% due 10/02/2017		$7,800	8,083
Dexia Credit Local S.A.
5.375% due 07/21/2014	EUR	22,589	30,999
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$6,347	6,818
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,871
0.890% due 06/16/2015		100,000	963
2.000% due 09/15/2015		$27,224	27,265
2.375% due 05/25/2016		24,350	24,411
3.000% due 11/17/2014		26,350	26,544
5.500% due 05/25/2016		4,400	4,697
5.500% due 06/26/2017		1,200	1,290
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	3,196
4.375% due 09/15/2021		700	762
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		25,150	25,480
6.625% due 08/15/2017		2,000	2,304
8.700% due 10/01/2014		4,517	4,611
12.000% due 05/15/2015		12,000	13,189

General Motors Financial Co., Inc.
2.750% due 05/15/2016		22,794	23,179
3.250% due 05/15/2018		7,954	8,073
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,050	8,705
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$32,000	36,438
6.150% due 04/01/2018		15,400	17,656
6.250% due 09/01/2017		500	570
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,656
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,545
HBOS Capital Funding LP
6.461% due 11/30/2018 (g)	GBP	1,400	2,588
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	31,865
6.750% due 05/21/2018		$29,500	34,040
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,598
5.125% due 02/15/2015		2,000	2,010
6.300% due 06/15/2016		10,000	10,685
6.700% due 01/15/2018		12,000	13,525
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	23,941
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	21,597
International Lease Finance Corp.
4.875% due 04/01/2015		9,000	9,242
5.750% due 05/15/2016		16,600	17,814
6.500% due 09/01/2014		53,425	53,892
6.750% due 09/01/2016		8,600	9,557
7.125% due 09/01/2018		36,600	42,547
8.625% due 09/15/2015		22,100	23,978
8.750% due 03/15/2017		3,600	4,192
Intesa Sanpaolo SpA
6.500% due 02/24/2021		200	237
iStar Financial, Inc.
4.000% due 11/01/2017		4,325	4,357
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	49,925
5.500% due 08/06/2022		83,000	85,424
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,968
7.375% due 04/01/2020		4,700	4,958
Jefferies Group LLC
5.125% due 04/13/2018		6,500	7,133
6.500% due 01/20/2043		42,700	47,190
8.500% due 07/15/2019		32,780	41,139
JPMorgan Chase & Co.
5.000% due 07/01/2019 (g)		68,000	67,945
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,954
5.000% due 11/03/2015		22,000	23,243
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,734	22,981
7.625% due 12/09/2019		2,000	3,587
7.625% due 10/14/2020	EUR	500	763
7.867% due 12/17/2019	GBP	2,000	3,632
7.869% due 08/25/2020		10,300	18,685
7.975% due 09/15/2024		1,700	3,100
9.000% due 12/15/2019		449	816
9.125% due 07/15/2020		651	1,178
9.875% due 02/10/2023		100	183
15.000% due 12/21/2019		9,300	23,158
15.000% due 12/21/2019	EUR	750	1,591
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,900	6,963
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	935
Piper Jaffray Cos.
4.734% due 11/30/2015		15,000	15,139
Pitch1
5.125% due 07/20/2022	EUR	2,400	3,899
Prologis LP
4.000% due 01/15/2018		$6,000	6,410
ProLogis LP
6.625% due 12/01/2019		5,000	5,966
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,885
Prudential Covered Trust
2.997% due 09/30/2015		30,000	30,738
Qatari Diar Finance Co.
5.000% due 07/21/2020		10,000	11,280

RCI Banque S.A.
4.600% due 04/12/2016		6,400	6,781
Regions Financial Corp.
7.750% due 11/10/2014		9,750	9,995
Rio Oil Finance Trust
6.250% due 07/06/2024		8,200	8,621
Royal Bank of Scotland NV
0.931% due 03/09/2015		7,600	7,591
Royal Bank of Scotland PLC
0.928% due 04/11/2016		7,500	7,483
0.974% due 09/29/2015		10,000	10,006
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	42,845
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		88,800	93,950
5.180% due 06/28/2019		36,700	38,489
5.400% due 03/24/2017		4,500	4,798
5.717% due 06/16/2021		38,000	40,085
6.125% due 02/07/2022		66,700	71,619
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,042
7.750% due 03/15/2020		21,995	26,658
SLM Corp.
3.875% due 09/10/2015		1,000	1,025
5.000% due 04/15/2015		6,454	6,648
5.000% due 12/15/2015 (h)	HKD	1,000	132
5.050% due 11/14/2014		$700	711
5.500% due 01/15/2019		8,800	9,372
6.000% due 01/25/2017		4,400	4,796
6.250% due 01/25/2016		25,100	26,763
8.000% due 03/25/2020		6,070	7,034
8.450% due 06/15/2018		12,450	14,745
8.780% due 09/15/2016	MXN	9,100	714
SLM Student Loan Trust
0.792% due 12/15/2033	EUR	2,146	2,886
Springleaf Finance Corp.
5.400% due 12/01/2015		$27,030	28,463
5.750% due 09/15/2016		1,000	1,065
6.000% due 06/01/2020		6,860	7,134
6.500% due 09/15/2017		5,372	5,855
6.900% due 12/15/2017		275,839	306,871
7.750% due 10/01/2021		900	1,017
8.250% due 10/01/2023		900	1,031
Standard Chartered PLC
3.200% due 05/12/2016		7,500	7,819
3.850% due 04/27/2015		8,150	8,366
5.500% due 11/18/2014		490	500
Stone Street Trust
5.902% due 12/15/2015		15,000	15,980
Toll Road Investors Partnership LP
0.000% due 02/15/2045		174,231	34,566
UBS AG
4.750% due 05/22/2023		2,700	2,771
7.625% due 08/17/2022		1,250	1,507
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		12,000	12,660
5.500% due 01/15/2021	GBP	21,900	39,095
6.000% due 04/15/2021		20,300	36,739
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$26,100	27,405
5.450% due 11/22/2017		20,000	21,114
5.942% due 11/21/2023		2,600	2,629
6.025% due 07/05/2022		50,700	52,348
6.902% due 07/09/2020		5,680	6,177
Waha Aerospace BV
3.925% due 07/28/2020		11,375	12,127
Western Union Co.
2.375% due 12/10/2015		3,100	3,163
Weyerhaeuser Co.
7.950% due 03/15/2025		300	380

			3,809,504

INDUSTRIALS 7.4%
ADT Corp.
4.125% due 06/15/2023		1,900	1,758
4.875% due 07/15/2042		872	731
6.250% due 10/15/2021		7,906	8,400
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		42,244	40,554
Aguila S.A.
7.875% due 01/31/2018		500	528
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,562	1,581
5.375% due 11/15/2022		1,346	1,393

Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		400	428
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		20,225	21,590
Alion Science and Technology Corp. (10.000% Cash and 2.000% PIK)
12.000% due 11/01/2014 (d)		20,467	20,327
Altice S.A.
7.250% due 05/15/2022	EUR	13,700	19,932
7.750% due 05/15/2022		$6,200	6,634
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,030	2,208
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,350	1,405
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,735
6.500% due 04/15/2040		4,200	4,038
Ardagh Packaging Finance PLC
3.211% due 12/15/2019 (c)		66,900	67,067
4.250% due 01/15/2022	EUR	6,600	8,942
Armored Autogroup, Inc.
9.250% due 11/01/2018		$900	952
Avaya, Inc.
7.000% due 04/01/2019		325	327
Aviation Capital Group Corp.
3.875% due 09/27/2016		19,957	20,665
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		664	687
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		32,600	31,785
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,070
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		147,224	125,140
9.000% due 02/15/2020		110,415	92,887
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,210
Cemex S.A.B. de C.V.
4.976% due 10/15/2018		9,600	10,344
5.234% due 09/30/2015		13,000	13,585
7.250% due 01/15/2021		9,600	10,584
Centex Corp.
6.500% due 05/01/2016		8,500	9,307
Chesapeake Energy Corp.
3.479% due 04/15/2019		22,585	22,853
Chrysler Group LLC
8.000% due 06/15/2019		15,400	16,805
8.250% due 06/15/2021		2,000	2,270
Clear Channel Communications, Inc.
9.000% due 03/01/2021		48,177	51,730
10.000% due 01/15/2018		7,300	7,090
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		17,400	18,835
CNPC General Capital Ltd.
1.125% due 05/14/2017		9,800	9,834
1.450% due 04/16/2016		3,220	3,228
2.750% due 05/14/2019		11,900	11,909
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016		11,590	11,955
Community Health Systems, Inc.
5.125% due 08/01/2021		4,800	4,944
CONSOL Energy, Inc.
8.250% due 04/01/2020		9,210	10,016
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,360	1,387
5.500% due 04/29/2022		1,427	1,491
7.250% due 05/10/2021		7,206	8,431
7.707% due 10/02/2022		4,377	5,003
7.875% due 01/02/2020		2,422	2,616
Cott Beverages, Inc.
5.375% due 07/01/2022		1,116	1,120
CVS Pass-Through Trust
5.773% due 01/10/2033		6,403	7,178
7.507% due 01/10/2032		4,530	5,663
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,328
6.500% due 04/15/2016		14,000	15,225
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		7,440	7,500
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		1,166	1,265
6.200% due 01/02/2020		6,113	6,862
7.750% due 06/17/2021		11,038	12,970
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,056
DISH DBS Corp.
6.625% due 10/01/2014		8,900	9,022

7.125% due 02/01/2016		13,875	15,037
7.750% due 05/31/2015		11,436	12,144
Ecopetrol S.A.
5.875% due 09/18/2023		18,693	21,061
5.875% due 05/28/2045		5,213	5,427
7.625% due 07/23/2019		6,225	7,657
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	13,118	24,415
6.875% due 02/15/2021		5,000	9,199
6.875% due 05/09/2025		15,750	28,437
FBG Finance Pty. Ltd.
5.125% due 06/15/2015		$2,000	2,083
Ferrellgas Partners LP
8.625% due 06/15/2020		650	697
Forest Laboratories, Inc.
4.375% due 02/01/2019		9,600	10,381
Gates Investments LLC
9.000% due 10/01/2018		241	257
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,697
HCA, Inc.
3.750% due 03/15/2019		$69,200	69,978
4.750% due 05/01/2023		80,500	80,601
5.875% due 03/15/2022		7,000	7,613
6.375% due 01/15/2015		7,269	7,460
6.500% due 02/15/2016		2,800	3,021
6.500% due 02/15/2020		55,200	62,238
7.190% due 11/15/2015		900	970
8.360% due 04/15/2024		3,796	4,527
9.000% due 12/15/2014		400	414
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015 (i)	EUR	6,000	8,878
7.500% due 10/31/2014		2,000	2,799
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		66,300	86,536
Hema Bondco BV
5.484% due 06/15/2019		5,500	7,531
6.250% due 06/15/2019		3,100	4,303
8.500% due 12/15/2019		4,500	6,308
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	186
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	76,578
7.500% due 05/01/2020		$4,400	4,807
8.375% due 02/15/2019		58,900	64,569
Jaguar Holding Co.
9.500% due 12/01/2019		500	549
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2021		1,000	1,130
Johnston Press Bond PLC
8.625% due 06/01/2019	GBP	1,100	1,847
Laredo Petroleum, Inc.
9.500% due 02/15/2019		$400	439
Lukoil International Finance BV
7.250% due 11/05/2019		200	228
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	980
MGM Resorts International
6.625% due 07/15/2015		8,141	8,568
6.875% due 04/01/2016		1,400	1,530
7.500% due 06/01/2016		8,700	9,624
Mongolian Mining Corp.
8.875% due 03/29/2017		3,625	2,375
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	385
Numericable Group S.A.
4.875% due 05/15/2019		108,333	111,312
5.375% due 05/15/2022	EUR	9,200	13,394
5.625% due 05/15/2024		4,900	7,188
6.000% due 05/15/2022		$10,600	11,037
6.250% due 05/15/2024		43,634	45,598
NXP BV
3.500% due 09/15/2016		11,000	11,234
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	2,489
8.500% due 06/01/2018 ^		136,860	8,896
Perstorp Holding AB
8.750% due 05/15/2017		32,800	35,342
9.000% due 05/15/2017 (i)	EUR	22,900	34,493
Pertamina Persero PT
4.300% due 05/20/2023		$15,861	15,048
6.450% due 05/30/2044		24,600	24,477
Petrobras International Finance Co.
5.375% due 01/27/2021		200	209
5.750% due 01/20/2020		28,696	30,742
5.875% due 03/01/2018		14,205	15,507

7.875% due 03/15/2019		58,850	68,904
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,751	4,885
5.375% due 04/12/2027		33,529	20,922
6.000% due 11/15/2026		10,300	6,644
8.500% due 11/02/2017		3,834	3,561
PHH Corp.
9.250% due 03/01/2016		3,000	3,375
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	17,444
R&R Ice Cream PLC
4.750% due 05/15/2020	EUR	1,500	2,068
Regency Energy Partners LP
5.875% due 03/01/2022		$5,200	5,662
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		106,575	112,969
6.875% due 02/15/2021		4,500	4,879
7.875% due 08/15/2019		150	164
Rockies Express Pipeline LLC
3.900% due 04/15/2015		23,755	24,052
5.625% due 04/15/2020		22,060	22,832
6.000% due 01/15/2019		35,592	37,461
6.875% due 04/15/2040		20,477	19,760
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		10,400	10,924
5.739% due 04/03/2017		27,200	29,376
Schaeffler Finance BV
2.750% due 05/15/2019	EUR	8,200	11,292
3.250% due 05/15/2019		6,300	8,684
3.500% due 05/15/2022		5,400	7,450
4.250% due 05/15/2021		$9,300	9,323
7.750% due 02/15/2017		3,730	4,224
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,053
Spirit Issuer PLC
3.253% due 12/28/2031	GBP	11,682	18,993
5.472% due 12/28/2034		16,613	27,579
6.582% due 12/28/2027		12,616	22,779
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,061
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,500	9,677
5.125% due 02/22/2021		3,000	3,334
Tenet Healthcare Corp.
4.375% due 10/01/2021		38,900	38,851
4.500% due 04/01/2021		18,100	18,281
6.000% due 10/01/2020		19,227	20,909
Time Warner Cable, Inc.
5.500% due 09/01/2041		78	87
5.850% due 05/01/2017		1,322	1,488
5.875% due 11/15/2040		771	901
6.750% due 07/01/2018		420	497
6.750% due 06/15/2039		75	97
7.300% due 07/01/2038		917	1,236
8.750% due 02/14/2019		230	294
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		1,300	1,760
8.375% due 07/15/2033		4,172	6,130
Times Square Hotel Trust
8.528% due 08/01/2026		1,901	2,421
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	17,472
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		20,838	22,505
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,600	4,669
4.625% due 12/03/2026		4,588	4,829
5.900% due 04/01/2026		2,318	2,613
7.125% due 04/22/2025		1,269	1,488
UAL Pass-Through Trust
9.750% due 07/15/2018		5,637	6,455
10.400% due 05/01/2018		28,923	32,900
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,471	4,291
6.542% due 03/30/2021		11,366	20,620
United Airlines Pass-Through Trust
4.000% due 10/11/2027		$5,100	5,170
United Airlines, Inc.
6.750% due 09/15/2015		3,750	3,792
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		7,000	7,280
5.625% due 04/15/2023	EUR	3,500	5,241
5.750% due 01/15/2023		1,500	2,247
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		8,345	12,301

Univision Communications, Inc.
5.125% due 05/15/2023		$2,190	2,330
6.750% due 09/15/2022		44,290	49,217
6.875% due 05/15/2019		2,000	2,140
7.875% due 11/01/2020		7,750	8,564
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,646
Valeant Pharmaceuticals International, Inc.
7.000% due 10/01/2020		3,500	3,736
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		200	221
Virgin Australia Trust
5.000% due 04/23/2025		3,702	3,938
6.000% due 04/23/2022		881	923
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,317
Welltec A/S
8.000% due 02/01/2019		6,000	6,420
Western Express, Inc.
12.500% due 04/15/2015		3,720	3,041
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	41,400	56,618
4.214% due 07/15/2020		12,700	17,629
7.250% due 02/15/2018		$300	317
11.750% due 07/15/2017		1,000	1,033
WMG Acquisition Corp.
6.000% due 01/15/2021		900	934
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,122
Wynn Las Vegas LLC
5.375% due 03/15/2022		750	785

			2,767,897

UTILITIES 2.8%
AES Corp.
3.229% due 06/01/2019		28,931	29,220
7.375% due 07/01/2021		350	411
8.000% due 10/15/2017		40	47
9.750% due 04/15/2016		1,500	1,703
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		35,200	42,064
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,181
Energy Future Intermediate Holding Co. LLC
11.750% due 03/01/2022 ^		4,122	5,091
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		63,564	66,663
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		34,090	31,789
6.000% due 11/27/2023		30,700	31,659
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		10,000	10,525
5.999% due 01/23/2021		26,724	28,628
6.212% due 11/22/2016		20,000	21,800
6.510% due 03/07/2022		23,800	25,906
7.288% due 08/16/2037		40,949	45,863
8.146% due 04/11/2018		30,750	35,478
8.625% due 04/28/2034		64,724	80,258
9.250% due 04/23/2019		89,352	108,898
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,053
Midwest Generation LLC
8.560% due 01/02/2016		371	381
NGPL PipeCo LLC
7.119% due 12/15/2017		37,290	38,036
7.768% due 12/15/2037		35,670	34,243
9.625% due 06/01/2019 (i)		34,243	37,667
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		9,100	8,543
6.604% due 02/03/2021		4,650	5,010
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		22,050	23,869
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		800	688
Petrobras Global Finance BV
1.849% due 05/20/2016		12,689	12,736
2.000% due 05/20/2016		5,551	5,568
2.366% due 01/15/2019		7,931	7,911
2.592% due 03/17/2017		28,100	28,505
3.112% due 03/17/2020		8,246	8,493
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	291
Rosneft Finance S.A.
6.625% due 03/20/2017		10,200	11,220
7.875% due 03/13/2018		5,200	5,960

Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		10,800	10,840
4.199% due 03/06/2022		18,500	17,297
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	16,084
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,740
Sprint Communications, Inc.
6.000% due 12/01/2016		9,200	10,039
Sprint Corp.
7.125% due 06/15/2024		43,882	46,625
7.875% due 09/15/2023		2,900	3,234
Tenaska Alabama Partners LP
7.000% due 06/30/2021		920	980
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	230,000	2,270
1.590% due 12/28/2015		60,000	594
1.850% due 07/28/2014		16,000	158
1.970% due 06/27/2016		50,000	498
2.060% due 08/31/2016		90,000	898
2.080% due 05/31/2016		210,000	2,094
2.125% due 03/24/2017	CHF	3,000	3,371
4.100% due 05/29/2015	JPY	2,000,000	20,228
Verizon Communications, Inc.
5.150% due 09/15/2023		$31,400	35,186
VimpelCom Holdings BV
5.200% due 02/13/2019		4,700	4,731
5.950% due 02/13/2023 (i)		43,000	42,731
Westmoreland Coal Co.
10.750% due 02/01/2018		6,574	7,075
Yellowstone Energy LP
5.750% due 12/31/2026		6,257	5,914

			1,030,945

Total Corporate Bonds & Notes (Cost $7,310,628)			7,608,346

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	34,531

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	529

Total Convertible Bonds & Notes (Cost $25,736)			35,060

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,632
6.918% due 04/01/2040		7,000	9,431
7.043% due 04/01/2050		2,340	3,312

			23,375

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037		2,000	2,405

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047		1,500	1,795

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037		1,000	1,269
6.693% due 07/01/2041		1,000	1,315

			2,584

Total Municipal Bonds & Notes (Cost $22,291)			30,159

U.S. GOVERNMENT AGENCIES 11.1%
Fannie Mae
0.217% due 12/25/2036		171	167
0.272% due 03/25/2034		50	50
0.302% due 08/25/2034		23	22
0.372% due 09/25/2031		2,487	2,295
0.500% due 03/25/2044		26	26

0.552% due 11/25/2021 - 08/25/2036	43	43
0.554% due 04/18/2028 - 09/18/2031	12	12
0.602% due 07/25/2021	8	8
0.852% due 08/25/2022	5	6
0.906% due 02/25/2022 (a)	301,043	13,897
0.952% due 05/25/2022	5	5
1.002% due 05/25/2018 - 10/25/2020	19	18
1.052% due 05/25/2021 - 10/25/2021	28	28
1.090% due 09/25/2022 (a)	113,136	6,509
1.182% due 09/25/2022	5	5
1.310% due 09/25/2018 (a)	189,844	7,350
1.324% due 10/01/2044	9	9
1.347% due 11/01/2028	174	174
1.352% due 01/25/2024	16	17
1.452% due 11/25/2021	21	22
1.524% due 10/01/2040	65	68
1.740% due 02/01/2034	1,643	1,701
1.775% due 07/01/2032	361	363
1.820% due 02/01/2032	44	44
1.840% due 12/01/2035	21	22
1.885% due 12/01/2034	208	218
1.925% due 11/01/2033	71	76
1.935% due 01/01/2018 - 08/01/2033	125	133
1.950% due 04/01/2017	2	2
1.951% due 11/01/2020	26	27
1.959% due 10/01/2017 - 07/01/2018	40	40
1.980% due 04/25/2023	6	6
1.982% due 03/01/2020	6	6
2.018% due 09/01/2017 - 03/01/2033	46	48
2.025% due 11/01/2033	13	13
2.080% due 06/01/2025	2	2
2.110% due 07/01/2019	34	36
2.125% due 08/01/2018 - 07/01/2032	110	110
2.130% due 03/25/2022	10	11
2.156% due 12/01/2035	6	6
2.158% due 04/01/2033	6	7
2.180% due 09/25/2022	4	5
2.185% due 09/01/2033	16	17
2.230% due 01/25/2022	22	23
2.250% due 01/01/2018 - 02/01/2032	89	91
2.252% due 10/01/2032	21	22
2.255% due 09/01/2035	20	22
2.269% due 05/25/2035	73	75
2.275% due 02/01/2032	17	17
2.284% due 09/01/2017	5	5
2.285% due 10/01/2034	192	193
2.288% due 07/01/2025	1	1
2.290% due 06/01/2019	5	5
2.295% due 10/01/2025	31	31
2.300% due 07/01/2032	11	11
2.315% due 05/01/2024	37	37
2.325% due 05/01/2024	85	85
2.340% due 12/01/2032 - 12/01/2033	68	72
2.346% due 03/01/2033	240	242
2.353% due 10/01/2033	1	2
2.355% due 08/01/2032	15	15
2.369% due 04/01/2032	55	58
2.370% due 10/01/2035	269	271
2.375% due 09/01/2024	90	90
2.379% due 07/01/2018	1	1
2.395% due 11/01/2029 - 06/01/2032	316	320
2.399% due 04/01/2028	14	15
2.400% due 04/01/2024	8	8
2.420% due 03/01/2034	24	25
2.425% due 01/01/2035	139	140
2.439% due 08/01/2032	12	12
2.467% due 07/01/2017	2	2
2.470% due 08/01/2017	8	8
2.500% due 07/01/2017 - 08/25/2042	88,745	88,959
2.515% due 01/25/2022 (a)	52,132	6,373
2.545% due 01/01/2019	5	5
2.564% due 10/01/2036	10	10
2.622% due 09/01/2030	32	35
2.626% due 05/01/2019	3	3
2.707% due 03/01/2036	16	17
2.720% due 08/01/2017	6	5
2.722% due 10/01/2025	2	2
2.757% due 05/01/2018	14	15
2.778% due 03/01/2036	137	138
2.818% due 09/01/2024	4	4
2.831% due 12/01/2027	3	3
2.832% due 01/01/2028	2	2
2.838% due 02/01/2028	1	1
2.875% due 09/01/2024	42	42
2.950% due 07/01/2036	19	19
2.997% due 01/01/2029	66	70

3.000% due 09/01/2016 - 08/01/2044	1,960,144	1,934,957
3.000% due 06/25/2042 (a)	14,867	2,517
3.500% due 07/01/2026 - 01/01/2041	1,301	1,370
3.500% due 02/25/2043 (a)	27,301	5,900
3.544% due 08/01/2026	6	6
3.840% due 08/01/2021	19,234	20,874
3.875% due 01/01/2027	9	9
3.964% due 12/01/2027	13	14
4.000% due 05/01/2030 - 07/01/2044	312,268	332,490
4.000% due 12/25/2042 (a)	5,419	959
4.500% due 11/01/2023 - 07/01/2044	149,806	162,557
4.500% due 12/25/2042 (a)	4,700	922
4.835% due 04/01/2027	81	81
4.975% due 09/01/2022	22	23
5.000% due 01/01/2016 - 06/25/2043	98,154	110,719
5.020% due 06/01/2033	9,924	10,557
5.182% due 09/01/2018	10	10
5.500% due 08/01/2023 - 06/01/2048	33,210	36,677
5.698% due 03/25/2041 (a)	15,934	3,099
5.748% due 10/25/2043 (a)	49,151	10,364
5.878% due 06/25/2037 (a)	2,355	419
5.898% due 03/25/2037 (a)	4,730	673
5.918% due 12/25/2036 - 02/25/2037 (a)	5,561	770
5.948% due 04/25/2037 (a)	3,925	550
5.958% due 04/25/2037 (a)	8,052	1,141
5.998% due 08/25/2035 - 02/25/2043 (a)	24,752	4,756
6.000% due 06/25/2029 - 07/01/2044	100,320	112,938
6.148% due 01/25/2038 (a)	12,501	1,682
6.198% due 01/25/2040 (a)	12,570	2,337
6.228% due 03/25/2037 (a)	13,895	2,083
6.248% due 05/25/2037 (a)	3,773	522
6.258% due 06/25/2037 (a)	13,385	1,884
6.288% due 04/25/2037 (a)	81,025	11,124
6.290% due 02/25/2029	1,477	1,568
6.298% due 12/25/2037 - 10/25/2039 (a)	24,323	2,908
6.348% due 02/25/2037 (a)	10,671	1,635
6.398% due 10/25/2036 - 06/25/2040 (a)	11,876	1,670
6.408% due 06/25/2041 (a)	30,836	4,313
6.448% due 11/25/2035 (a)	2,732	390
6.498% due 11/25/2036 - 04/25/2037 (a)	20,127	2,584
6.500% due 06/25/2028 - 02/01/2036	597	666
6.548% due 03/25/2036 (a)	9,019	1,440
6.578% due 10/25/2039 (a)	12,436	2,206
6.638% due 04/25/2037 (a)	6,294	942
6.848% due 02/25/2038 (a)	28,799	4,207
6.850% due 12/18/2027	18	20
6.900% due 05/25/2023	54	61
6.937% due 06/25/2042	42	48
7.000% due 07/25/2022 - 01/25/2048	774	871
7.048% due 02/25/2037 (a)	2,778	478
7.500% due 07/25/2022 - 06/25/2042	151	171
7.579% due 01/17/2040	243	255
8.000% due 07/25/2022	31	34
8.500% due 06/25/2030	313	373
8.600% due 08/25/2019	86	95
16.907% due 03/25/2038	2,617	3,421
17.447% due 04/25/2023 (a)	69	28
Freddie Mac
0.352% due 03/15/2031	181	182
0.412% due 08/25/2031	27	27
0.814% due 01/25/2021 (a)	109,720	3,522
0.861% due 03/25/2020 (a)	45,173	1,583
0.960% due 01/25/2023 (a)	191,815	10,748
1.371% due 06/25/2021 (a)	60,513	4,320
1.508% due 11/25/2019 (a)	133,858	8,222
1.524% due 07/25/2044	22	22
1.588% due 12/25/2021 (a)	113,871	9,635
1.672% due 03/25/2019 (a)	52,847	3,310
1.728% due 10/25/2018 (a)	70,535	4,241
1.742% due 10/15/2023	471	489
1.790% due 02/01/2037	9	10
1.852% due 05/01/2035	106	110
1.863% due 08/25/2016 (a)	82,307	2,068
1.875% due 04/01/2017	86	89
1.893% due 09/25/2018 (a)	31,411	2,033
2.100% due 02/01/2033 - 06/01/2033	26	26
2.120% due 08/01/2034	2	2
2.125% due 01/01/2020	10	10
2.175% due 06/01/2019	15	15
2.222% due 04/01/2036	21	22
2.255% due 06/01/2037	4	5
2.300% due 08/01/2024	5	5
2.305% due 05/01/2029	61	65
2.325% due 09/01/2036	2	2
2.339% due 09/01/2023	8	8
2.346% due 05/01/2019	2	2

2.348% due 01/01/2033 - 05/01/2033	61	64
2.349% due 10/01/2032	60	62
2.350% due 01/01/2033 - 09/01/2033	217	230
2.355% due 09/01/2031 - 07/01/2033	269	272
2.359% due 07/01/2034	153	163
2.361% due 10/01/2026	1	1
2.363% due 09/01/2034	119	125
2.366% due 01/01/2035	283	300
2.369% due 04/01/2033	3	3
2.375% due 07/01/2017 - 05/01/2037	181	188
2.383% due 09/01/2037	6	7
2.385% due 07/01/2025	64	65
2.399% due 09/01/2033	11	11
2.405% due 11/01/2017	7	7
2.425% due 09/01/2037	14	15
2.428% due 02/01/2026	47	47
2.431% due 09/01/2037	18	19
2.433% due 12/01/2034	32	34
2.444% due 03/01/2031	45	48
2.480% due 08/01/2036 - 11/01/2036	10	10
2.495% due 09/01/2037	6	6
2.498% due 02/01/2036	17	18
2.500% due 10/01/2024 - 10/01/2027	151,888	154,336
2.506% due 12/01/2037	8	8
2.515% due 03/01/2032	424	454
2.520% due 04/01/2036	30	32
2.527% due 11/01/2029	299	318
2.540% due 08/01/2037	5	6
2.582% due 12/01/2033	183	196
2.595% due 09/01/2024	19	19
2.626% due 02/01/2018	12	13
2.676% due 08/01/2035	13	14
2.712% due 07/01/2033	107	114
2.847% due 03/01/2025	1	1
2.867% due 09/01/2018	9	9
2.925% due 06/01/2019	27	27
2.999% due 11/01/2035	160	171
3.000% due 03/15/2027 - 12/15/2042 (a)	114,214	20,605
3.000% due 07/01/2044	500,000	492,891
3.023% due 05/01/2019	156	157
3.143% due 03/01/2025	34	35
3.270% due 01/25/2019 (a)	25,551	2,922
3.325% due 01/01/2037	590	596
3.470% due 02/01/2015	2	2
3.500% due 08/15/2042	7,463	6,962
3.500% due 12/15/2042 (a)	23,788	5,583
3.615% due 06/25/2041 (a)	3,500	726
4.000% due 04/15/2019 - 01/15/2041	37,182	38,957
4.500% due 11/15/2040	23,590	25,821
5.000% due 02/15/2024 - 05/15/2038	19,717	21,559
5.068% due 03/15/2036 (a)	5,816	530
5.500% due 08/15/2036 - 06/15/2041	90,003	101,462
5.625% due 07/01/2037 - 02/01/2038	996	1,111
5.798% due 11/15/2037 (a)	23,369	3,193
5.898% due 08/15/2037 (a)	3,454	542
6.000% due 03/15/2017 - 02/15/2032	7,860	8,593
6.048% due 06/15/2038 - 10/15/2042 (a)	29,171	5,448
6.288% due 03/15/2037 (a)	16,579	2,331
6.298% due 03/15/2037 - 06/15/2039 (a)	7,559	1,198
6.398% due 09/15/2036 (a)	9,263	1,308
6.418% due 09/15/2036 (a)	4,758	774
6.498% due 04/15/2036 - 05/15/2036 (a)	29,550	4,415
6.500% due 11/15/2021 - 04/15/2029	663	743
6.548% due 04/15/2026 - 03/15/2036 (a)	8,344	1,234
6.598% due 01/15/2037 (a)	3,407	502
6.750% due 01/15/2024	17	19
6.948% due 06/15/2032 (a)	6,796	611
6.998% due 08/15/2036 (a)	8,400	1,243
7.000% due 05/15/2021 - 12/01/2047	1,481	1,673
7.048% due 07/15/2034 (a)	2,442	324
7.250% due 09/15/2030	51	58
7.500% due 11/15/2021 - 09/15/2030	430	491
7.609% due 12/15/2042	5,160	4,987
8.500% due 06/15/2031	213	254
8.865% due 05/15/2023	22	26
9.000% due 09/15/2020 - 02/15/2021	88	95
9.597% due 01/15/2041	2,239	2,372
10.557% due 02/15/2040	605	630
15.797% due 12/15/2031 - 02/15/2032	3,153	4,372
16.496% due 09/15/2034	4,138	5,135
17.310% due 02/15/2024	23	33
19.579% due 02/15/2024	58	87
20.015% due 11/15/2023	65	99
20.535% due 10/15/2031	87	132
Ginnie Mae
0.846% due 03/16/2051 (a)	3,863	171

0.958% due 08/16/2048 (a)		28,739	1,697
1.354% due 11/16/2043 (a)		84,218	5,767
1.531% due 10/16/2053 (a)		11,958	853
1.625% due 06/20/2022 - 01/20/2035		744	771
2.000% due 08/20/2027		2	2
2.125% due 08/20/2033		16	17
3.500% due 01/20/2042 - 03/20/2043 (a)		17,614	2,473
4.000% due 10/15/2039 - 03/15/2040		61	65
4.000% due 03/20/2043 (a)		13,716	1,881
5.000% due 07/20/2033 - 08/01/2044		98,697	108,286
5.000% due 07/01/2044		82,000	90,085
5.500% due 04/20/2037		74	82
5.625% due 07/20/2037 - 01/20/2038		1,426	1,595
5.997% due 03/20/2043 (a)		85,047	15,447
6.100% due 06/15/2028 - 03/15/2029		1,135	1,277
6.490% due 01/15/2028 - 01/15/2029		1,090	1,226
27.640% due 03/20/2031		613	1,093
Small Business Administration
5.370% due 04/01/2028		964	1,070
7.100% due 02/01/2017		11	12
7.190% due 12/01/2019		168	184
7.590% due 01/01/2020		75	82
Vendee Mortgage Trust
6.500% due 09/15/2024		142	160

Total U.S. Government Agencies (Cost $4,128,057)			4,151,917

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.875% due 09/15/2016 (k)		75	76

Total U.S. Treasury Obligations (Cost $75)			76

MORTGAGE-BACKED SECURITIES 29.8%
Adjustable Rate Mortgage Trust
0.402% due 10/25/2035		491	456
0.402% due 03/25/2036		1,607	1,062
0.692% due 01/25/2036		330	304
2.370% due 08/25/2036		11,138	7,756
2.516% due 07/25/2035		6,753	6,495
2.586% due 10/25/2035		6,474	6,490
2.686% due 01/25/2036		23,293	21,619
2.705% due 01/25/2036		3,959	3,476
2.718% due 11/25/2035 ^		1,848	1,607
2.737% due 09/25/2035		2,021	1,851
3.124% due 02/25/2036		160	126
4.854% due 11/25/2035		6,076	5,636
4.887% due 11/25/2035		788	710
4.907% due 01/25/2036		966	901
American General Mortgage Loan Trust
0.000% due 09/25/2048		442,151	412,648
1.000% due 09/25/2048		393,171	383,658
5.150% due 03/25/2058		46	46
American Home Mortgage Assets Trust
0.342% due 05/25/2046		22,025	16,739
0.342% due 12/25/2046		36,470	26,175
0.342% due 06/25/2047		308	206
1.043% due 11/25/2046		21,592	12,195
1.083% due 09/25/2046		1,135	793
American Home Mortgage Investment Trust
0.452% due 11/25/2045		708	566
0.452% due 05/25/2047		5,600	2,077
1.837% due 10/25/2034		4,235	4,020
2.072% due 12/25/2035		738	543
2.072% due 11/25/2045 ^		51,015	40,364
2.173% due 10/25/2034		641	647
2.322% due 02/25/2045		30,517	30,863
2.322% due 06/25/2045		2,374	2,372
ASG Resecuritization Trust
2.071% due 03/26/2037		397	397
Asti Finance SRL
1.006% due 05/27/2050	EUR	16,044	21,338
AyT Hipotecario FTH
0.482% due 09/15/2035		2,632	3,509
0.493% due 03/18/2035		2,383	3,193
Banc of America Alternative Loan Trust
0.552% due 06/25/2046 ^		$158	108
4.750% due 02/25/2019		35	35
5.500% due 07/25/2020		139	142
5.500% due 07/25/2033		14,960	15,686
5.500% due 10/25/2033		17,737	18,369
5.500% due 12/25/2035		376	345
5.750% due 04/25/2034		1,784	1,851
6.000% due 03/25/2021		74	76
6.000% due 11/25/2034		86	91
6.000% due 12/25/2034		85	89

6.000% due 08/25/2035	2,954	2,635
6.000% due 06/25/2046 ^	673	577
6.000% due 07/25/2046 ^	2,470	2,093
6.116% due 11/25/2021	741	725
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	37,917	40,915
5.754% due 04/10/2049	4,000	4,097
Banc of America Funding Corp.
0.313% due 02/20/2047	16,341	14,919
0.411% due 10/03/2039	124,978	123,856
0.463% due 09/20/2035	8,694	6,357
0.652% due 07/25/2036 ^	119	89
0.652% due 07/26/2036	1,203	1,177
2.086% due 01/26/2037	46	46
2.131% due 06/20/2035	1,638	1,086
2.131% due 06/20/2035 ^	89	62
2.625% due 07/20/2036	19,916	19,836
2.682% due 03/20/2035	1,269	1,278
2.689% due 05/25/2035	97	81
2.700% due 12/20/2034	842	708
2.734% due 10/20/2046 ^	613	465
2.748% due 03/20/2036	1,019	903
2.753% due 05/20/2034	1,255	1,276
2.856% due 09/20/2035 ^	987	768
2.938% due 01/20/2047 ^	431	338
4.966% due 11/20/2035	11,731	9,119
5.007% due 09/20/2035	96	95
5.354% due 05/20/2036	765	748
5.374% due 09/20/2046	5,632	4,762
5.500% due 09/25/2034	252	267
5.500% due 09/25/2035	1,957	2,031
5.500% due 03/25/2036	427	410
5.624% due 03/20/2036	217	202
5.888% due 04/25/2037 ^	1,004	852
6.000% due 09/25/2036 ^	8,430	7,266
6.000% due 08/25/2037 ^	788	698
Banc of America Large Loan Trust
1.352% due 08/15/2029	17,400	17,386
1.502% due 08/15/2029	8,400	8,390
1.602% due 08/15/2029	738	737
1.702% due 08/15/2029	26,414	26,343
2.052% due 08/15/2029	28,214	28,111
2.652% due 08/15/2029	21,214	21,097
Banc of America Mortgage Trust
2.497% due 03/25/2034	38	38
2.497% due 04/25/2034	56	56
2.546% due 05/25/2034	119	118
2.615% due 08/25/2034	815	821
2.620% due 11/25/2035	2,293	2,052
2.622% due 05/25/2033	56	57
2.622% due 12/25/2033	279	281
2.628% due 06/25/2035	427	411
2.634% due 05/25/2034	1,631	1,651
2.680% due 02/25/2034	2,810	2,824
2.681% due 04/25/2035	1,883	1,766
2.694% due 02/25/2036 ^	3,241	2,795
2.702% due 07/25/2035	3,452	3,224
2.719% due 05/25/2033	9	9
2.723% due 01/25/2036 ^	708	582
2.731% due 12/25/2033	191	192
2.740% due 09/25/2033	489	491
2.745% due 09/25/2034	5,763	5,781
2.753% due 02/25/2035	1,010	1,017
2.758% due 10/25/2034	847	855
2.760% due 11/25/2035	900	835
2.762% due 10/25/2035	92	83
2.765% due 05/25/2035	248	232
2.767% due 09/25/2035	1,809	1,730
2.836% due 01/25/2034	904	910
2.837% due 04/25/2033	196	192
2.842% due 08/25/2033	86	87
2.843% due 08/25/2034	643	647
2.953% due 11/20/2046 ^	145	122
3.024% due 02/25/2033	115	115
3.320% due 07/20/2032	191	195
4.682% due 11/25/2034	185	180
4.944% due 02/25/2035	1,504	1,469
5.000% due 08/25/2019	72	73
5.119% due 09/25/2035	545	548
5.161% due 12/25/2034	487	485
5.250% due 07/25/2035	350	335
5.435% due 06/25/2035	1,482	1,462
5.500% due 09/25/2035	819	826
5.500% due 10/25/2035	2,214	2,153
5.500% due 11/25/2035	6,531	6,297
6.000% due 09/25/2037 ^	913	847

6.500% due 09/25/2033		48	50
6.576% due 03/25/2033		455	455
Bankinter FTA
0.412% due 12/15/2040	EUR	5,570	7,250
Bayview Commercial Asset Trust
0.432% due 01/25/2037		$178	158
4.972% due 05/25/2038		236,629	19,003
BCAP LLC Trust
0.353% due 07/26/2036		363	271
0.372% due 05/25/2047 ^		14,933	11,490
2.075% due 11/26/2045		20,406	15,033
2.112% due 05/26/2036		1,439	1,428
2.380% due 05/26/2036		19,984	16,401
2.451% due 11/27/2037		21,665	21,179
2.562% due 11/26/2035		37,303	23,117
2.588% due 10/26/2035		10,350	6,650
2.612% due 10/26/2033		19	16
2.614% due 03/26/2035		68	57
2.615% due 06/26/2035		135	120
2.617% due 10/26/2035		27,851	28,078
2.626% due 11/26/2035		2,103	1,774
2.651% due 02/26/2036		74	66
2.814% due 09/26/2035		46	26
2.936% due 05/26/2047		22,052	13,795
4.703% due 10/26/2037		13,476	11,212
5.250% due 02/26/2036		3,056	2,857
5.250% due 04/26/2037		6,085	5,769
5.500% due 12/26/2035		2,373	2,422
5.750% due 04/25/2037		15,262	13,133
5.831% due 01/26/2036		4,242	2,515
6.535% due 08/26/2022		177	155
BCC Mortgages PLC
0.452% due 03/12/2038	EUR	11,603	15,402
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033		$307	309
2.250% due 08/25/2035		194	198
2.257% due 02/25/2036		448	382
2.284% due 04/25/2034		1,366	1,370
2.284% due 08/25/2035		49,562	47,566
2.369% due 02/25/2036		475	480
2.410% due 10/25/2035		1,532	1,522
2.443% due 07/25/2034		802	791
2.545% due 08/25/2033		238	245
2.568% due 01/25/2035		853	838
2.587% due 02/25/2036 ^		75	60
2.625% due 04/25/2034		1,051	1,046
2.625% due 01/25/2035		248	254
2.632% due 02/25/2035		5,734	5,789
2.636% due 10/25/2034		1,584	1,446
2.639% due 08/25/2035		25,036	24,497
2.654% due 11/25/2034		1,873	1,897
2.668% due 04/25/2034		2,701	2,694
2.684% due 03/25/2035		2,604	2,560
2.722% due 01/25/2035		3,541	3,566
2.723% due 08/25/2035		2,138	1,944
2.754% due 04/25/2034		1,650	1,649
2.763% due 10/25/2034		325	324
2.804% due 01/25/2035		166	164
2.904% due 02/25/2036 ^		1,506	1,203
2.936% due 05/25/2047 ^		999	854
2.948% due 11/25/2034		53	52
2.957% due 07/25/2034		4	4
3.004% due 07/25/2034		1,216	1,214
3.196% due 11/25/2034		506	512
4.959% due 08/25/2047 ^		4,733	4,406
4.974% due 03/25/2035		2,581	2,597
5.062% due 06/25/2047 ^		151	139
5.121% due 07/25/2036 ^		11,917	10,580
5.184% due 11/25/2034		91	90
5.188% due 08/25/2035		5,998	5,349
5.500% due 05/25/2037		9,649	8,624
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		143	133
0.312% due 06/25/2046 ^		1,515	1,019
0.472% due 08/25/2036		35,163	23,716
0.472% due 11/25/2036		9,625	6,266
0.592% due 07/25/2035		623	631
0.632% due 02/25/2036		7,628	6,456
0.792% due 04/25/2034		582	571
0.792% due 07/25/2034		96	93
0.892% due 11/25/2034		188	189
1.082% due 11/25/2034		17,392	11,671
2.326% due 01/25/2035		323	290
2.360% due 01/25/2036 ^		18,570	14,469
2.373% due 02/25/2036		5,011	4,229
2.415% due 02/25/2036 ^		23,610	17,922

2.429% due 06/25/2034		2,570	2,553
2.448% due 04/25/2035		4,109	3,965
2.466% due 04/25/2035		1,732	1,520
2.497% due 01/25/2034		259	245
2.510% due 09/25/2034		139	140
2.562% due 11/25/2035 ^		936	736
2.570% due 04/25/2035		3,720	3,602
2.576% due 08/25/2036 ^		436	203
2.583% due 05/25/2035		352	356
2.607% due 09/25/2035 ^		124	97
2.624% due 02/25/2036 ^		368	256
2.639% due 02/25/2034		316	316
2.655% due 03/25/2036 ^		1,798	1,345
2.659% due 09/25/2047 ^		486	348
2.691% due 11/25/2036		9,164	6,897
2.692% due 04/25/2035		1,755	1,635
2.699% due 08/25/2036 ^		7,628	5,819
2.707% due 09/25/2035 ^		30,429	25,161
2.714% due 05/25/2036 ^		27	20
2.723% due 01/25/2047		6,580	4,734
2.746% due 01/25/2035		654	527
2.790% due 09/25/2035		17,745	15,620
3.599% due 09/25/2034		335	337
4.829% due 11/25/2035 ^		22,230	17,651
4.899% due 07/25/2035		28,401	24,059
5.215% due 05/25/2036		21,934	17,283
5.439% due 05/25/2035		8,911	8,950
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		12,595	13,870
Bear Stearns Deutsche Bank Trust
1.059% due 09/15/2027 (a)		42,769	15
Bear Stearns Mortgage Funding Trust
0.332% due 06/25/2037		6,872	5,920
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031		2,655	2,735
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		22,094	18,495
2.488% due 12/26/2046		447	314
7.000% due 07/25/2037		46,988	31,356
Bella Vista Mortgage Trust
0.403% due 05/20/2045		658	545
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	102,050	134,545
Bluestone Securities PLC
0.733% due 06/09/2044	GBP	2,430	4,013
Business Mortgage Finance PLC
0.525% due 08/15/2040	EUR	7,477	9,930
Celtic Residential Irish Mortgage Securitisation PLC
0.419% due 11/13/2047		131,392	167,802
0.423% due 03/18/2049		127,800	156,832
0.502% due 12/14/2048		78,094	100,107
0.567% due 04/10/2048		103,675	133,051
0.818% due 12/14/2048	GBP	59,281	93,603
CFCRE Commercial Mortgage Trust
1.610% due 04/15/2044 (a)		$73,250	2,817
Chase Mortgage Finance Trust
2.471% due 03/25/2037		11,097	10,252
2.576% due 02/25/2037		354	342
2.621% due 07/25/2037		208	209
2.653% due 07/25/2037		19	19
4.732% due 01/25/2036 ^		1,243	1,188
4.892% due 12/25/2035		1,842	1,817
5.064% due 12/25/2037		1,769	1,728
5.185% due 03/25/2037		11,089	10,773
5.500% due 11/25/2035		4,376	4,422
5.647% due 09/25/2036		57	53
6.000% due 10/25/2036 ^		172	153
6.000% due 12/25/2036		255	237
6.000% due 02/25/2037 ^		4,208	3,752
6.000% due 03/25/2037 ^		2,127	1,918
6.000% due 05/25/2037 ^		26,907	23,149
6.000% due 05/25/2037		4,136	3,709
6.250% due 10/25/2036 ^		11,691	10,267
Chaseflex Trust
0.432% due 05/25/2037		17,981	16,040
0.492% due 08/25/2037		19,379	13,691
4.842% due 08/25/2037 ^		1,941	1,553
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 05/25/2036		679	609
0.452% due 08/25/2035		232	214
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		222	227
5.500% due 12/25/2021		271	276
5.500% due 06/25/2037		1,062	1,076
5.500% due 07/25/2037		1,937	1,991
5.750% due 06/25/2036		536	555

5.750% due 01/25/2037	216	219
6.000% due 02/25/2036	103	104
Citigroup Commercial Mortgage Trust
0.673% due 05/15/2043 (a)	230,790	590
0.734% due 08/15/2021	335	336
5.485% due 03/17/2051	9,558	10,294
Citigroup Mortgage Loan Trust, Inc.
1.102% due 09/25/2037	11,084	7,744
1.743% due 08/25/2035	3,228	3,215
2.322% due 10/25/2046	8,804	7,090
2.500% due 05/25/2035	290	285
2.500% due 10/25/2035	640	631
2.527% due 03/25/2036	2,371	2,249
2.549% due 10/25/2035	136	116
2.557% due 06/25/2037	344	347
2.604% due 09/25/2034	4,463	4,536
2.610% due 08/25/2035	909	900
2.612% due 07/25/2036	136	138
2.623% due 03/25/2034	857	866
2.640% due 03/25/2036	15,666	14,759
2.642% due 09/25/2035	1,753	1,544
2.643% due 11/25/2036 ^	1,830	1,498
2.644% due 09/25/2037 ^	2,790	1,811
2.717% due 10/25/2035	7,259	5,969
2.722% due 05/25/2035	980	941
2.832% due 03/25/2037	4,620	3,693
2.864% due 02/25/2034	74	73
3.684% due 07/25/2046 ^	822	673
5.250% due 03/25/2037	9,102	6,870
5.500% due 12/25/2020	323	317
5.572% due 11/25/2036	19,696	17,204
5.629% due 06/25/2036	7,546	6,940
5.721% due 07/25/2036	11,256	9,053
5.750% due 09/25/2021	17,258	15,934
5.750% due 04/25/2047	9,656	7,729
6.000% due 02/25/2037	285	290
6.538% due 11/25/2037	3,885	3,301
7.143% due 09/25/2037	4,754	4,504
7.617% due 12/25/2036	53,545	45,453
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	80,969	87,071
CitiMortgage Alternative Loan Trust
5.298% due 02/25/2037 ^(a)	6,992	1,075
5.500% due 11/25/2021	402	402
5.500% due 04/25/2022 ^	7,180	7,361
5.750% due 12/25/2036 ^	1,258	1,087
5.750% due 03/25/2037 ^	2,104	1,842
6.000% due 07/25/2036 ^	1,116	1,006
6.000% due 06/25/2037	454	389
6.000% due 10/25/2037 ^	9,566	8,399
Cobalt Commercial Mortgage Trust
5.965% due 05/15/2046	53,148	58,305
Commercial Mortgage Asset Trust
7.303% due 01/17/2032	39	39
Commercial Mortgage Pass-Through Certificates
4.840% due 10/15/2037	1,122	1,125
Commercial Mortgage Trust
0.225% due 04/10/2047 (a)	58,814	908
0.302% due 05/25/2019 (a)	986,466	11,231
0.322% due 12/15/2020	6,343	6,323
0.612% due 07/10/2046 (a)	163,099	4,187
1.752% due 02/13/2032	4,000	4,029
2.589% due 07/10/2046 (a)	18,259	935
6.940% due 07/16/2034	2,000	2,229
Countrywide Alternative Loan Trust
0.272% due 06/25/2036	4,342	3,694
0.272% due 11/25/2036	30,729	27,358
0.312% due 12/25/2046 ^	15,138	14,294
0.312% due 02/25/2047	3,346	2,955
0.322% due 11/25/2036	36,299	32,398
0.322% due 01/25/2037 ^	20,445	18,081
0.332% due 11/25/2036	22,692	20,412
0.332% due 05/25/2047	13,509	11,761
0.332% due 06/25/2047	24,740	20,000
0.333% due 02/20/2047	9,033	6,797
0.342% due 09/25/2046 ^	100,621	82,397
0.342% due 10/25/2046	8,550	7,512
0.343% due 03/20/2047	19,302	15,705
0.352% due 02/25/2036	5,509	4,563
0.353% due 07/20/2046 ^	620	426
0.362% due 05/25/2035	1,953	1,651
0.362% due 07/25/2046	13,660	11,731
0.362% due 04/25/2047	25,880	20,325
0.363% due 05/20/2046	57,288	43,048
0.363% due 07/20/2046 ^	3,332	2,294
0.363% due 09/20/2046	1,968	1,364

0.372% due 05/25/2035	8,892	7,658
0.372% due 09/25/2047	50,924	45,293
0.412% due 07/25/2035	147	132
0.422% due 02/25/2036	3,544	2,931
0.432% due 12/25/2035	823	748
0.433% due 09/20/2046	483	153
0.442% due 11/25/2035	9,415	7,078
0.462% due 08/25/2035	3,455	2,708
0.462% due 10/25/2035	192	158
0.462% due 11/25/2035	9,335	8,036
0.475% due 11/20/2035	21,923	18,778
0.482% due 10/25/2035	5,018	4,232
0.483% due 11/20/2035	53,126	44,226
0.502% due 09/25/2034	1,015	897
0.502% due 09/25/2035	803	716
0.502% due 12/25/2035	39,315	27,798
0.522% due 02/25/2037	887	555
0.552% due 03/25/2034	2	2
0.552% due 06/25/2036 ^	203	134
0.572% due 12/25/2035	1,605	924
0.602% due 09/25/2035	429	331
0.652% due 12/25/2035 ^	6,740	5,180
0.922% due 11/25/2035	11,324	9,668
0.952% due 01/25/2036 ^	1,794	1,491
0.973% due 11/25/2046 ^	5,655	4,248
1.123% due 12/25/2035	11,287	8,930
1.152% due 08/25/2035	12,136	9,183
1.223% due 08/25/2035	342	237
1.433% due 07/20/2035	1,146	882
1.523% due 08/25/2035	664	606
1.683% due 08/25/2035	13,245	11,436
1.771% due 06/25/2035	933	817
1.802% due 10/25/2034	7,642	5,643
2.234% due 03/25/2047 ^	16,642	13,821
2.492% due 12/25/2035 ^	1,748	1,472
2.551% due 12/25/2035	300	253
2.560% due 06/25/2037	462	386
2.565% due 03/25/2047 ^	164	162
2.664% due 02/25/2037 ^	3,560	3,186
2.738% due 12/25/2034	19	19
3.736% due 08/25/2036	1,887	1,836
4.672% due 06/25/2047	20,734	17,589
4.948% due 11/25/2035 (a)	12,517	1,687
5.000% due 08/25/2035 ^	3,855	3,466
5.080% due 01/25/2047	1,613	1,755
5.098% due 06/25/2036 (a)	25,990	3,678
5.112% due 07/25/2021 ^	40	38
5.250% due 02/25/2021 ^	704	680
5.265% due 10/25/2035 ^	92	77
5.500% due 05/25/2035	1,000	939
5.500% due 06/25/2035	622	585
5.500% due 07/25/2035	280	268
5.500% due 11/25/2035 ^	24,122	22,289
5.500% due 02/25/2036 ^	1,960	1,730
5.500% due 02/25/2036	5,509	5,040
5.750% due 06/25/2036	12,048	10,659
5.750% due 07/25/2037 ^	2,854	2,597
5.750% due 04/25/2047	4,611	3,739
5.750% due 04/25/2047 ^	1,037	841
6.000% due 12/25/2033	58	59
6.000% due 02/25/2034	3	3
6.000% due 11/25/2034	5,025	5,218
6.000% due 02/25/2036 ^	97	88
6.000% due 03/25/2036	5,999	5,105
6.000% due 04/25/2036 ^	32,441	27,418
6.000% due 05/25/2036 ^	7,043	5,817
6.000% due 05/25/2036	8,183	6,606
6.000% due 08/25/2036	11,442	10,350
6.000% due 02/25/2037 ^	8,007	6,217
6.000% due 04/25/2037	3,881	3,300
6.000% due 04/25/2037 ^	14,230	11,469
6.000% due 05/25/2037 ^	7,376	6,120
6.000% due 06/25/2037 ^	1,281	1,088
6.000% due 08/25/2037	15,147	12,543
6.000% due 08/25/2037 ^	2,198	1,774
6.250% due 11/25/2036	9,745	7,996
6.250% due 12/25/2036 ^	6,682	5,305
6.250% due 08/25/2037 ^	1,303	1,079
6.250% due 11/25/2046 ^	5,511	4,501
6.500% due 05/25/2036 ^	7,231	6,008
6.500% due 06/25/2036 ^	810	647
6.500% due 08/25/2036 ^	182	135
6.500% due 09/25/2036	4,084	3,651
6.500% due 09/25/2036 ^	11,197	9,811
6.500% due 08/25/2037	9,830	7,147
7.000% due 08/25/2034	403	421

7.250% due 08/25/2032	375	392
7.500% due 12/25/2034 ^	191	154
Countrywide Home Loan Mortgage Pass-Through Trust
0.352% due 04/25/2046	8,507	6,937
0.382% due 05/25/2035	686	589
0.422% due 04/25/2035	1,014	831
0.442% due 02/25/2035	437	346
0.442% due 04/25/2035	13,922	12,876
0.452% due 05/25/2035	21,760	19,208
0.472% due 03/25/2035	7,795	6,905
0.482% due 02/25/2035	2,415	2,202
0.492% due 02/25/2035	2,818	2,565
0.492% due 03/25/2036	48	27
0.502% due 02/25/2036 ^	27	13
0.522% due 02/25/2035	21,107	18,547
0.652% due 05/25/2036	8,726	6,766
0.692% due 03/25/2035	1,572	1,504
0.752% due 03/25/2035	2,461	2,230
0.912% due 09/25/2034	191	187
2.055% due 07/25/2034	552	552
2.210% due 09/25/2034	1,003	966
2.314% due 03/25/2035	805	676
2.354% due 02/20/2036 ^	43,897	37,745
2.376% due 02/20/2036	2,323	2,022
2.417% due 02/20/2036	10,440	9,695
2.417% due 02/20/2036 ^	176	163
2.423% due 02/20/2036 ^	2,037	1,697
2.450% due 09/20/2034	675	616
2.455% due 08/20/2035 ^	129	121
2.457% due 05/25/2034	376	377
2.465% due 02/20/2035	6,422	6,391
2.482% due 09/25/2034	113	85
2.488% due 04/25/2035	989	905
2.491% due 06/20/2034	2,891	2,913
2.510% due 05/20/2036	4,809	3,915
2.514% due 09/20/2036 ^	2,915	2,170
2.515% due 10/25/2033	364	366
2.521% due 10/20/2035 ^	3,620	3,250
2.521% due 10/20/2035	15,173	13,619
2.524% due 11/20/2034	747	723
2.529% due 07/19/2033	1,176	1,131
2.543% due 02/25/2034	528	510
2.546% due 05/20/2034	271	262
2.547% due 05/20/2036	10,269	7,570
2.550% due 06/20/2036	20,804	15,733
2.559% due 03/25/2037 ^	690	494
2.588% due 12/19/2033	61	63
2.597% due 06/25/2033	228	227
2.612% due 03/25/2035	1,660	1,609
2.646% due 02/25/2047 ^	195	164
2.649% due 09/25/2033	7,549	7,618
2.659% due 02/25/2034	126	118
2.666% due 09/25/2047 ^	391	351
2.687% due 12/25/2033	371	374
2.692% due 02/25/2034	59	59
2.706% due 05/19/2033	326	323
2.747% due 08/25/2034	214	199
2.804% due 05/20/2035	4,682	4,464
4.725% due 04/25/2035 ^	698	631
4.969% due 09/25/2037 ^	9,983	8,751
5.000% due 04/25/2035	1,362	1,396
5.024% due 04/20/2036 ^	2,278	1,959
5.110% due 01/25/2036 ^	6,407	5,928
5.196% due 06/25/2047 ^	35,708	33,762
5.250% due 12/25/2027 ^	2,888	2,799
5.250% due 07/25/2034	1,190	1,153
5.500% due 04/25/2035	131	124
5.500% due 05/25/2035	736	739
5.500% due 08/25/2035 ^	8,429	8,033
5.500% due 08/25/2035	1,803	1,786
5.500% due 09/25/2035	8,898	8,281
5.500% due 10/25/2035	426	428
5.500% due 11/25/2035 ^	242	237
5.500% due 01/25/2036	168	165
5.750% due 08/25/2034	999	1,038
5.750% due 02/25/2036	2,461	2,223
5.750% due 02/25/2037	263	246
5.750% due 05/25/2037 ^	1,562	1,488
5.750% due 07/25/2037	200	194
5.750% due 07/25/2037 ^	1,137	1,069
5.850% due 05/25/2036 ^	6,283	5,806
5.850% due 05/25/2036	3,622	3,347
6.000% due 12/25/2035 ^	78	76
6.000% due 05/25/2036 ^	5,130	4,793
6.000% due 02/25/2037	23,682	21,450
6.000% due 03/25/2037 ^	6,310	5,879

6.000% due 04/25/2037 ^		1,185	1,090
6.000% due 05/25/2037 ^		11,039	9,630
6.000% due 07/25/2037		16,874	15,313
6.000% due 08/25/2037 ^		3,934	3,730
6.000% due 10/25/2037 ^		510	501
6.000% due 01/25/2038		23,816	22,135
6.250% due 09/25/2036		2,223	2,088
6.250% due 09/25/2036 ^		1,195	1,123
6.250% due 10/25/2036		291	265
6.500% due 11/25/2036		33,543	30,875
6.500% due 05/25/2037 ^		759	678
6.500% due 10/25/2037 ^		13,375	12,073
6.500% due 11/25/2037 ^		10,135	8,669
Credico Finance SRL
0.457% due 04/04/2033	EUR	13,479	18,259
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		$62,069	67,118
5.467% due 09/15/2039		17,689	19,070
6.051% due 09/15/2039		286	301
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		58,600	898
0.472% due 02/15/2022		467	463
0.802% due 11/25/2031		304	268
0.852% due 11/25/2035		3,064	2,185
2.244% due 07/25/2033		201	202
2.292% due 03/25/2034		147	148
2.505% due 04/25/2034		68	71
2.526% due 08/25/2033		746	747
2.580% due 09/25/2034		515	520
2.743% due 11/25/2034		178	181
3.529% due 10/25/2033		218	218
5.250% due 08/25/2035		81	85
5.250% due 09/25/2035 ^		2,860	2,715
5.500% due 10/25/2035		17,411	17,086
5.500% due 10/25/2035 ^		707	611
5.750% due 04/22/2033		76	81
6.000% due 11/25/2035 ^		405	278
6.000% due 01/25/2036		7,522	5,971
6.000% due 05/17/2040		3,680	4,031
6.500% due 01/25/2036		818	581
7.000% due 01/25/2036		6,633	3,428
Credit Suisse Mortgage Capital Certificates
0.322% due 10/15/2021		1,762	1,759
0.377% due 02/27/2036		826	784
0.692% due 04/27/2037		32,180	18,997
2.370% due 04/26/2038		19,318	18,842
2.695% due 04/26/2037		849	845
2.750% due 08/27/2037		119	119
4.000% due 08/27/2037		59,487	56,261
4.792% due 05/27/2053		99,219	99,996
5.509% due 04/15/2047		3,000	3,207
5.552% due 05/26/2037		79	82
5.695% due 04/16/2049		47,820	52,348
6.049% due 02/27/2047		239,047	167,276
6.732% due 04/26/2037		37,180	33,445
7.000% due 08/26/2036		16,631	16,313
7.989% due 04/26/2047		15,776	8,986
8.239% due 12/27/2035		138	138
CSMC Mortgage-Backed Trust
5.000% due 04/25/2037		2,648	2,372
5.500% due 03/25/2037 ^		1,961	1,898
6.000% due 08/25/2036 ^		9,894	7,733
6.000% due 02/25/2037 ^		989	881
6.000% due 06/25/2037		6,217	5,261
6.250% due 08/25/2036 ^		3,997	3,547
DBUBS Mortgage Trust
1.551% due 11/10/2046 (a)		174,448	5,251
1.600% due 07/10/2044 (a)		169,646	8,794
3.642% due 08/10/2044		8,900	9,349
Deco UK PLC
0.798% due 01/27/2020	GBP	1,998	3,237
Deutsche ALT-A Securities, Inc.
0.282% due 08/25/2047		$93,871	80,084
0.302% due 02/25/2047		950	703
0.312% due 01/25/2047		3,662	2,674
0.322% due 02/25/2037		27,226	22,313
0.342% due 08/25/2047		17,010	14,581
0.502% due 06/25/2037		40,219	20,078
2.780% due 10/25/2035		1,291	1,197
5.000% due 10/25/2018		144	149
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		346	215
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.375% due 06/25/2034		33	30
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		1,049	1,067

Downey Savings & Loan Association Mortgage Loan Trust
0.335% due 04/19/2047 ^		263	72
0.365% due 03/19/2045		2,696	2,462
0.405% due 03/19/2045		10,654	9,822
0.485% due 09/19/2045		1,980	1,507
0.935% due 11/19/2044		7,002	6,466
0.955% due 11/19/2044		243	182
1.043% due 03/19/2046 ^		250	194
2.462% due 07/19/2044		46	46
2.631% due 07/19/2044		1,043	1,048
E-MAC NL BV
2.592% due 07/25/2036	EUR	951	1,247
Emerald Mortgages PLC
0.276% due 07/15/2048		171,206	212,053
Epic Culzean PLC
1.448% due 10/20/2019	GBP	4,997	8,547
Eurosail PLC
0.378% due 03/13/2045	EUR	390	534
0.418% due 03/13/2045		2,359	3,118
0.694% due 12/10/2044	GBP	8,291	13,702
0.712% due 03/13/2045		6,935	11,425
0.718% due 12/15/2044		1,658	2,759
Extended Stay America Trust
2.958% due 12/05/2031		$52,410	53,279
Fastnet Securities PLC
0.437% due 08/10/2043	EUR	21,693	27,353
First Horizon Alternative Mortgage Securities Trust
0.522% due 02/25/2037		$524	329
0.902% due 04/25/2036 ^		4,670	3,399
2.188% due 08/25/2034		1,475	1,467
2.206% due 08/25/2035		4,304	3,873
2.210% due 04/25/2036		5,622	4,677
2.221% due 02/25/2036		756	608
2.233% due 04/25/2035		9,363	9,403
2.237% due 09/25/2035		6,254	5,569
2.242% due 02/25/2035		4,295	4,220
2.250% due 03/25/2035		1,756	1,592
5.250% due 02/25/2021		1,514	1,518
5.398% due 04/25/2037 ^(a)		8,079	1,311
6.000% due 07/25/2036 ^		128	109
6.000% due 08/25/2036 ^		6,669	5,638
6.250% due 08/25/2037 ^		296	243
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		414	356
First Horizon Mortgage Pass-Through Trust
2.395% due 11/25/2037		270	237
2.541% due 02/25/2034		188	188
2.545% due 01/25/2037 ^		3,255	2,853
2.550% due 06/25/2034		268	261
2.571% due 06/25/2035		3,402	3,230
2.572% due 10/25/2034		594	591
2.583% due 10/25/2035		5,012	4,458
2.592% due 05/25/2036		4,162	3,889
2.595% due 05/25/2037 ^		8,460	6,966
2.612% due 08/25/2035		399	380
2.625% due 10/25/2035		588	499
2.628% due 05/25/2034		122	123
2.743% due 05/25/2035		1,566	1,462
4.638% due 02/25/2035		1,175	1,134
5.214% due 10/25/2034		13	13
5.250% due 05/25/2021		458	396
5.500% due 04/25/2022		342	344
5.750% due 10/25/2021		203	204
5.750% due 05/25/2037 ^		778	708
First Republic Mortgage Loan Trust
0.502% due 11/15/2031		28	27
0.652% due 11/15/2030		489	499
0.952% due 11/15/2032		87	84
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		400,855	1,740
GE Capital Commercial Mortgage Corp.
5.489% due 11/10/2045		21,600	22,631
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		3,258	3,363
GMAC Mortgage Corp. Loan Trust
2.697% due 11/19/2035		1,322	1,277
2.931% due 11/19/2035		899	878
2.972% due 03/18/2035		6,768	6,720
3.058% due 05/25/2035		334	322
3.150% due 03/18/2035		3,091	3,124
3.390% due 10/19/2033		17	17
4.621% due 05/25/2035		1,893	1,835
4.945% due 11/19/2035		6,665	6,511
5.066% due 03/18/2035		57	57
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	8,694	11,419

0.361% due 06/18/2039		$7,395	7,054
0.373% due 06/18/2038	EUR	647	852
Grecale RMBS SRL
0.832% due 01/27/2061		51,000	67,572
Greenpoint Mortgage Funding Trust
0.332% due 01/25/2037		$19,547	14,683
0.362% due 04/25/2036		209	161
0.392% due 08/25/2045		663	590
0.412% due 10/25/2045		1,101	985
0.422% due 11/25/2045		115	92
0.462% due 10/25/2045		7,530	6,007
0.472% due 09/25/2046 ^		4,278	2,294
0.552% due 03/25/2047		255	212
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		99	98
GS Mortgage Securities Trust
0.279% due 12/10/2043 (a)		35,931	421
0.835% due 12/10/2043 (a)		149,650	1,879
1.113% due 08/10/2046 (a)		128,493	6,776
1.247% due 03/10/2044 (a)		27,701	977
1.649% due 08/10/2043 (a)		155,356	10,380
1.874% due 08/10/2044 (a)		21,080	1,386
2.335% due 01/10/2045 (a)		7,236	831
2.762% due 05/10/2045 (a)		85,807	10,535
4.548% due 12/10/2043		7,000	6,772
GSMPS Mortgage Loan Trust
0.552% due 06/25/2034		236	207
GSMSC Pass-Through Trust
7.500% due 09/25/2036		1,470	1,231
7.500% due 10/25/2036		403	337
GSR Mortgage Loan Trust
0.602% due 07/25/2037 ^		463	339
1.850% due 04/25/2032		33	30
2.472% due 07/25/2035		2,642	2,494
2.544% due 08/25/2034		120	113
2.570% due 08/25/2034		1,601	1,588
2.585% due 07/25/2035		8,386	8,011
2.593% due 04/25/2036		3,081	2,818
2.613% due 05/25/2035		3,943	3,693
2.615% due 12/25/2034		931	919
2.625% due 07/25/2035		515	512
2.627% due 09/25/2035		76	76
2.646% due 04/25/2035		219	217
2.655% due 05/25/2035		18,708	18,447
2.656% due 03/25/2037 ^		6,688	6,276
2.657% due 09/25/2035		116	117
2.657% due 01/25/2036 ^		15,582	14,786
2.660% due 08/25/2034		4,047	4,002
2.672% due 05/25/2035		3,098	3,008
2.676% due 09/25/2035		4,600	4,607
2.679% due 10/25/2035 ^		7,535	6,772
2.705% due 07/25/2035		4,040	3,663
2.783% due 09/25/2034		78	78
2.794% due 11/25/2035		510	472
2.834% due 01/25/2035		3,510	3,465
3.415% due 01/25/2036 ^		408	379
5.000% due 07/25/2036		929	777
5.017% due 11/25/2035		2,471	2,469
5.049% due 04/25/2035		617	615
5.211% due 07/25/2035		512	515
5.500% due 07/25/2035		145	145
5.500% due 03/25/2036		7,985	7,422
5.500% due 06/25/2036 ^		689	644
5.500% due 01/25/2037		11,578	11,167
5.750% due 02/25/2036 ^		1,912	1,804
5.750% due 02/25/2037		262	257
6.000% due 02/25/2021 ^		3,716	3,385
6.000% due 06/25/2036		5,602	5,406
6.000% due 09/25/2036		3,784	3,061
6.000% due 01/25/2037		274	270
6.000% due 07/25/2037 ^		636	584
6.500% due 09/25/2036		3,535	2,960
6.500% due 10/25/2036		2,263	2,055
HarborView Mortgage Loan Trust
0.325% due 12/19/2036 ^		304	211
0.335% due 11/19/2036		359	302
0.345% due 01/19/2038		3,033	2,638
0.365% due 11/19/2036		14,988	11,303
0.375% due 07/19/2047		1,238	1,089
0.395% due 01/19/2036		2,185	1,438
0.395% due 12/19/2036		9,122	6,135
0.405% due 01/19/2036		1,131	808
0.435% due 02/19/2036		3,376	2,668
0.445% due 07/19/2045		139	98
0.465% due 11/19/2035		3,144	2,807
0.465% due 08/19/2045		1,457	1,361

0.485% due 09/19/2035		296	229
0.505% due 01/19/2035		5,034	3,890
0.535% due 01/19/2035 ^		1,018	717
0.545% due 12/19/2034		15,178	12,009
0.555% due 12/19/2034		149	118
0.955% due 11/19/2034		484	398
0.973% due 12/19/2036 ^		20,017	16,454
1.276% due 06/19/2034		61	60
2.124% due 11/19/2034		241	226
2.471% due 08/19/2036 ^		2,312	1,702
2.551% due 06/19/2045		7,871	5,294
2.564% due 07/19/2035		4,587	4,316
2.580% due 12/19/2035		6,160	4,811
2.715% due 07/19/2035		2,788	2,533
2.717% due 12/19/2035 ^		63	57
2.730% due 12/19/2035		220	212
2.734% due 08/19/2034		3,648	3,767
2.764% due 01/19/2035		1,350	1,343
3.396% due 06/19/2036 ^		832	573
3.403% due 06/19/2036		277	198
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	38,355	64,029
Hipocat FTA
0.498% due 07/15/2036	EUR	275	357
HomeBanc Mortgage Trust
0.452% due 05/25/2037		$573	524
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		23,209	20,657
HSI Asset Loan Obligation Trust
2.561% due 01/25/2037 ^		1,380	1,135
3.877% due 09/25/2037		23,694	19,637
5.063% due 01/25/2037		129	111
Impac CMB Trust
0.432% due 10/25/2035		20,923	17,635
0.672% due 04/25/2035		8,312	7,826
0.790% due 09/25/2034		592	568
Impac Secured Assets Trust
0.350% due 05/25/2036		194	153
0.502% due 05/25/2036		4,398	4,370
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	13,249	22,349
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032		$5	5
IndyMac Mortgage Loan Trust
0.282% due 10/25/2036		246	214
0.342% due 09/25/2046		1,657	1,436
0.352% due 06/25/2047		31,141	24,378
0.360% due 05/25/2046		2,241	1,961
0.382% due 04/25/2035		2,574	2,280
0.382% due 07/25/2046		27,151	22,152
0.392% due 04/25/2035		15,311	14,349
0.392% due 07/25/2035		622	579
0.392% due 06/25/2037		293	262
0.432% due 03/25/2035		4,445	3,983
0.432% due 07/25/2035		807	469
0.452% due 06/25/2037 ^		966	483
0.472% due 02/25/2035		601	561
0.492% due 02/25/2035		2,184	1,785
0.752% due 04/25/2034		733	707
0.772% due 06/25/2034		23	22
0.792% due 07/25/2045		497	462
0.932% due 10/25/2036		88	70
0.952% due 08/25/2034		167	151
1.032% due 09/25/2034		123	106
2.035% due 06/25/2037 ^		5,335	4,124
2.272% due 06/25/2037		4,647	2,513
2.384% due 08/25/2035		857	760
2.392% due 03/25/2035		53	53
2.409% due 06/25/2035 ^		262	225
2.438% due 03/25/2035		3,639	3,664
2.441% due 04/25/2035		83	74
2.456% due 01/25/2036		596	564
2.457% due 07/25/2035		13,483	10,020
2.461% due 01/25/2035		2,017	1,902
2.481% due 03/25/2035		118	119
2.481% due 11/25/2035 ^		21,830	16,978
2.509% due 12/25/2034		102	95
2.560% due 10/25/2034		140	138
2.560% due 01/25/2036		456	383
2.616% due 09/25/2036		11,836	9,968
2.621% due 01/25/2036		5,379	5,134
2.702% due 10/25/2034		611	623
2.730% due 09/25/2036		149	113
2.732% due 06/25/2036		494	360
2.819% due 03/25/2037 ^		5,274	4,868
2.954% due 09/25/2037		28,043	23,687

2.970% due 01/25/2037	5,516	5,358
4.404% due 05/25/2036 ^	54,015	47,426
4.406% due 06/25/2036	1,793	1,744
4.426% due 08/25/2037	184	156
4.458% due 11/25/2035 ^	9,362	7,872
4.574% due 09/25/2035	997	894
4.584% due 08/25/2035	429	364
4.752% due 10/25/2035	356	311
4.756% due 07/25/2036	4,311	4,020
4.854% due 11/25/2035	1,908	1,851
4.937% due 12/25/2035 ^	73	62
5.057% due 08/25/2036	408	405
6.250% due 11/25/2037 ^	3,334	3,062
6.500% due 09/25/2037	195	159
JPMorgan Alternative Loan Trust
0.422% due 03/25/2036 ^	4,127	3,589
2.557% due 05/25/2036 ^	2,716	2,159
5.500% due 02/25/2021 ^	278	268
6.310% due 08/25/2036	39,955	32,234
JPMorgan Chase Commercial Mortgage Securities Trust
0.493% due 09/12/2037 (a)	224,259	637
1.178% due 08/15/2046 (a)	108,624	5,199
1.721% due 04/15/2046 (a)	185,687	17,421
2.056% due 11/15/2043 (a)	197,990	13,477
2.151% due 05/15/2045 (a)	216,223	21,181
5.257% due 05/15/2047	44,843	47,629
5.439% due 01/15/2049	25,341	27,875
5.440% due 06/12/2047	20,698	22,595
5.654% due 08/12/2037	13,512	14,689
5.708% due 03/18/2051	2,000	2,169
JPMorgan Mortgage Trust
1.990% due 02/25/2034	23	23
2.026% due 10/25/2033	225	227
2.243% due 06/25/2035	1,210	1,222
2.476% due 11/25/2035	928	887
2.497% due 08/25/2036	15,175	13,166
2.504% due 06/25/2035	256	251
2.575% due 04/25/2037 ^	2,853	2,489
2.576% due 06/25/2037 ^	818	696
2.581% due 11/25/2035	94	82
2.587% due 07/25/2035	109	110
2.601% due 04/25/2035	332	344
2.604% due 07/25/2035	1,193	1,170
2.607% due 07/25/2035	373	375
2.625% due 07/25/2035	1,033	1,030
2.626% due 01/25/2037 ^	2,045	1,856
2.631% due 10/25/2035	719	719
2.634% due 07/25/2035	858	873
2.638% due 08/25/2036	154	134
2.646% due 04/25/2035	1,937	1,972
2.648% due 05/25/2036 ^	49	42
2.657% due 04/25/2036	37,230	34,401
2.663% due 07/25/2035	1,787	1,656
2.667% due 10/25/2036	1,058	950
2.676% due 08/25/2035	6,437	6,509
2.720% due 06/25/2036	5,965	5,170
2.726% due 02/25/2036	608	547
2.745% due 08/25/2035 ^	7,807	7,520
2.745% due 05/25/2036	10,159	9,207
2.779% due 08/25/2035	79	80
2.847% due 08/25/2035	82	82
4.794% due 04/25/2037 ^	2,279	2,135
5.000% due 06/25/2021	961	950
5.000% due 03/25/2022	305	304
5.044% due 04/25/2037 ^	15,812	14,793
5.105% due 06/25/2036	927	838
5.109% due 09/25/2035	2,483	2,518
5.185% due 10/25/2035	30	29
5.223% due 06/25/2037 ^	17,732	16,291
5.269% due 04/25/2036	5,033	4,664
5.500% due 01/25/2021 ^	255	259
5.500% due 03/25/2022	170	170
5.500% due 09/25/2035	13,661	14,160
5.500% due 01/25/2036 ^	3,016	2,891
5.500% due 08/25/2037 ^	9,755	8,648
5.552% due 10/25/2036	1,799	1,671
5.750% due 03/25/2037 ^	1,087	950
6.000% due 07/25/2036	10,385	9,633
6.000% due 06/25/2037	34,921	29,953
6.000% due 08/25/2037 ^	2,957	2,641
6.500% due 09/25/2035	684	680
7.000% due 08/25/2037 ^	2,006	1,847
JPMorgan Resecuritization Trust
4.500% due 11/26/2034	87	86
KGS Alpha SBA Trust
1.045% due 04/25/2038	106,991	5,022

Kildare Securities Ltd.
0.467% due 12/10/2043	EUR	22,700	28,519
Lavender Trust
6.250% due 10/26/2036		$4,189	4,481
LB Commercial Mortgage Trust
5.517% due 07/15/2044		54,900	60,386
6.045% due 07/15/2044		56,528	62,755
LB-UBS Commercial Mortgage Trust
0.738% due 02/15/2040 (a)		31,567	454
5.387% due 02/15/2040		48,415	53,119
5.858% due 07/15/2040		23,213	24,913
Lehman Mortgage Trust
1.052% due 12/25/2035 ^		3,959	3,144
5.500% due 11/25/2035		505	486
5.500% due 12/25/2035 ^		118	104
5.540% due 01/25/2036		8,367	7,691
5.722% due 12/25/2035		9,525	8,491
6.143% due 04/25/2036		10,776	10,297
6.500% due 09/25/2037 ^		13,474	11,582
6.548% due 03/25/2037 ^(a)		31,449	6,636
Lehman XS Trust
0.252% due 05/25/2046 ^		2,921	2,519
0.312% due 03/25/2047		4,491	3,389
0.342% due 11/25/2046		499	414
0.352% due 08/25/2046		2,825	2,199
0.352% due 11/25/2046		25,212	18,807
0.352% due 07/25/2047		25,376	17,307
0.362% due 09/25/2046		296	232
0.422% due 12/25/2035		193	176
0.422% due 02/25/2036		512	446
0.452% due 12/25/2035 ^		38	22
1.002% due 09/25/2047		6,539	5,521
5.110% due 07/25/2035		2,307	2,097
Luminent Mortgage Trust
0.352% due 02/25/2046		235	179
Mach One Commercial Mortgage-Backed Trust
5.908% due 05/28/2040		294	301
6.268% due 05/28/2040		2,473	2,523
Mall Funding PLC
1.208% due 04/22/2017	GBP	34,190	58,450
Mansard Mortgages PLC
1.208% due 12/15/2049		21,315	35,988
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046		$2,910	2,246
0.392% due 05/25/2037		1,376	958
0.492% due 05/25/2047 ^		5,100	1,627
1.669% due 09/25/2034		235	220
2.126% due 09/25/2033		1,505	1,508
2.194% due 05/25/2034		514	512
2.207% due 07/25/2035		6,166	5,430
2.397% due 12/25/2033		633	633
2.410% due 09/25/2035 ^		1,706	1,282
2.436% due 07/25/2035		1,383	1,237
2.500% due 10/25/2032		443	446
2.500% due 01/25/2034		183	165
2.518% due 12/25/2033		443	444
2.614% due 01/25/2036		21,522	21,355
2.629% due 02/25/2036		129	128
2.636% due 11/21/2034		1,900	1,951
2.642% due 04/21/2034		155	157
2.643% due 12/21/2034		444	400
2.651% due 07/25/2034		2,071	2,105
3.050% due 11/25/2036		228	211
3.126% due 10/25/2034		875	806
4.658% due 10/25/2032		671	656
5.196% due 06/25/2035		491	469
MASTR Alternative Loan Trust
5.500% due 07/25/2034		7,567	7,892
6.500% due 12/25/2034		140	144
7.000% due 06/25/2034		64	70
MASTR Asset Securitization Trust
5.500% due 07/25/2033		44	47
5.500% due 06/26/2034		295	292
5.750% due 02/25/2021		1,384	1,401
6.000% due 10/25/2022		135	134
6.000% due 06/25/2036 ^		952	892
MASTR Reperforming Loan Trust
0.502% due 05/25/2035		976	827
4.811% due 05/25/2036		354	339
6.000% due 08/25/2034		883	906
MASTR Seasoned Securitization Trust
2.436% due 10/25/2032		306	310
2.561% due 10/25/2032		51	51
3.269% due 10/25/2032		854	843
6.500% due 08/25/2032		175	200

MBS Bancaja FTA
0.468% due 02/25/2038	EUR	4,608	6,094
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		$731	732
0.892% due 09/15/2030		1,190	1,191
Merrill Lynch Alternative Note Asset Trust
0.322% due 02/25/2037		14,317	13,360
0.452% due 03/25/2037		424	188
2.705% due 06/25/2037 ^		43,961	29,338
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/2035		1,737	1,661
0.402% due 08/25/2036		25	24
0.612% due 03/25/2030		462	459
0.782% due 07/25/2030		6,934	6,772
0.810% due 11/25/2029		5,668	5,529
0.812% due 06/25/2028		30	29
0.832% due 04/25/2028		47	46
0.832% due 03/25/2030		1,125	1,123
0.949% due 01/25/2030		227	223
1.005% due 01/25/2029		1,234	1,228
1.012% due 10/25/2028		267	269
1.032% due 11/25/2029		374	368
1.151% due 10/25/2035		17	16
1.886% due 01/25/2029		89	89
1.938% due 01/25/2029		4,842	4,668
1.992% due 05/25/2029		292	297
2.112% due 05/25/2036		1,580	1,582
2.122% due 09/25/2029		1,068	1,079
2.127% due 04/25/2029		962	962
2.127% due 04/25/2035		359	345
2.132% due 12/25/2034		2,173	2,176
2.220% due 02/25/2033		83	80
2.359% due 05/25/2036		453	455
2.381% due 02/25/2034		270	273
2.461% due 02/25/2036		548	526
2.470% due 02/25/2035		6,965	6,990
2.490% due 07/25/2035		3,258	2,928
2.512% due 07/25/2035		1,573	1,368
2.532% due 06/25/2037		863	838
2.575% due 09/25/2033		33	34
2.604% due 05/25/2036		730	698
2.615% due 06/25/2035		4,700	4,534
2.643% due 12/25/2035		200	181
2.666% due 05/25/2034		320	319
2.778% due 03/25/2036 ^		5,614	3,942
5.063% due 09/25/2035		251	243
Merrill Lynch Mortgage Trust
0.531% due 02/12/2051 (a)		140,354	1,842
1.067% due 08/12/2039 (a)		7,609	8
Merrill Lynch Mortgage-Backed Securities Trust
2.500% due 08/25/2036		33,151	30,342
2.812% due 06/25/2037 ^		47	38
3.049% due 04/25/2037 ^		2,703	2,303
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.409% due 07/12/2046		42,499	45,972
6.079% due 08/12/2049		8,000	8,895
Morgan Stanley Bank of America Merrill Lynch Trust
1.473% due 02/15/2047 (a)		100,106	7,563
2.310% due 11/15/2045 (a)		132,594	13,782
Morgan Stanley Capital Trust
0.419% due 11/12/2049 (a)		38,957	278
Morgan Stanley Dean Witter Capital, Inc. Trust
1.685% due 03/25/2033		778	751
5.980% due 09/15/2037		3,500	3,721
Morgan Stanley Mortgage Loan Trust
0.463% due 10/25/2034		301	298
0.602% due 07/25/2034		137	134
2.069% due 07/25/2034		630	634
2.132% due 06/25/2036		2,732	2,680
2.177% due 06/25/2036		933	892
2.467% due 10/25/2034		292	289
2.506% due 07/25/2035		829	769
2.519% due 08/25/2034		135	137
2.573% due 07/25/2034		764	771
4.709% due 11/25/2037 ^		10,902	8,267
5.253% due 11/25/2035		204	150
5.456% due 07/25/2035		914	886
5.500% due 11/25/2035		220	209
5.547% due 12/25/2035		1,561	1,454
5.750% due 09/25/2022 ^		62	60
6.000% due 08/25/2037 ^		1,147	1,053
6.513% due 08/25/2036 ^		10,082	6,010
7.409% due 09/25/2035 ^		230	183
Morgan Stanley Mortgage Re-REMIC Trust
2.726% due 02/26/2036		21,063	20,988

Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		1,846	1,837
5.997% due 08/15/2045		8,713	9,621
MortgageIT Trust
0.402% due 11/25/2035		15,236	12,944
Mortgages PLC
0.987% due 10/31/2038	GBP	1,847	3,085
Motel 6 Trust
1.857% due 10/05/2025 (a)		$50,000	374
2.743% due 10/05/2025		34,000	34,441
3.171% due 10/05/2025 (a)		48,500	630
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		311	327
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		2,461	2,551
Nemus Arden PLC
0.755% due 02/15/2020	GBP	5,741	9,651
Newgate Funding PLC
0.695% due 12/01/2050		3,500	5,714
0.842% due 12/15/2050	EUR	950	1,270
1.158% due 12/15/2050	GBP	4	6
1.492% due 12/15/2050	EUR	5,200	6,782
1.558% due 12/15/2050	GBP	27,600	46,192
1.742% due 12/15/2050	EUR	8,700	10,970
1.808% due 12/15/2050	GBP	7,800	12,014
Nomura Asset Acceptance Corp.
0.432% due 04/25/2037		$319	210
2.499% due 10/25/2035		742	676
2.617% due 02/25/2036		3,938	3,443
2.952% due 02/25/2036 ^		1,500	1,222
5.159% due 03/25/2035		88	90
5.500% due 05/25/2033		21	22
6.000% due 05/25/2033		9	10
6.215% due 08/25/2036 ^		8,788	5,102
6.431% due 08/25/2036 ^		3,749	2,176
7.000% due 04/25/2033		10	10
Nomura Resecuritization Trust
0.724% due 08/27/2047		241,577	124,260
NovaStar Mortgage Funding Trust
0.342% due 09/25/2046		4,751	4,055
Opera Germany PLC
0.547% due 10/20/2014	EUR	21,358	29,164
Preferred Residential Securities PLC
1.658% due 12/15/2041	GBP	753	1,264
Prime Mortgage Trust
0.552% due 02/25/2019		$1	1
7.000% due 07/25/2034		564	555
Provident Funding Mortgage Loan Trust
0.442% due 05/25/2035		5,628	5,456
2.417% due 10/25/2035		392	387
2.488% due 04/25/2034		170	172
2.503% due 05/25/2035		1,318	1,331
RAAC Trust
5.913% due 01/25/2017		7	7
RBSSP Resecuritization Trust
0.402% due 03/26/2037		39,647	38,605
0.415% due 05/28/2047		63,656	43,605
0.452% due 03/26/2035		325	323
0.472% due 08/26/2045		114	84
2.267% due 12/26/2036		41,062	30,234
2.406% due 10/26/2036		21,098	12,528
3.040% due 12/26/2036 ^		10,195	6,207
3.210% due 08/28/2047		402,136	307,601
4.842% due 03/26/2036		19,552	12,087
Regal Trust
2.268% due 09/29/2031		973	795
Residential Accredit Loans, Inc. Trust
0.332% due 11/25/2036		6,560	4,841
0.332% due 06/25/2046		2,683	1,251
0.352% due 05/25/2047		4,742	3,966
0.357% due 09/25/2046		15,282	11,010
0.402% due 02/25/2036 ^		983	671
0.422% due 05/25/2046 ^		3,544	1,357
0.432% due 12/25/2045		1,022	768
0.452% due 08/25/2035		10,903	8,805
0.482% due 03/25/2037		329	124
0.512% due 01/25/2037 ^		2,495	1,691
0.552% due 03/25/2033		98	97
0.552% due 06/25/2036		714	477
1.123% due 01/25/2046		40,952	29,876
1.483% due 09/25/2045		1,435	1,199
3.172% due 07/25/2035		22,357	19,876
3.192% due 08/25/2035 ^		828	456
3.292% due 12/26/2034		406	305
3.583% due 07/25/2035		217	176
5.000% due 09/25/2019		188	194

5.500% due 08/25/2034		5	5
5.500% due 01/25/2035		5,347	5,473
5.500% due 08/25/2035 ^		99	91
5.750% due 12/25/2021		560	547
6.000% due 10/25/2034		24,768	26,070
6.000% due 08/25/2035		1,520	1,356
6.000% due 10/25/2035		24,046	19,308
6.000% due 12/25/2035		8,186	6,906
6.000% due 12/25/2035 ^		70	59
6.000% due 08/25/2036 ^		1,301	1,074
6.000% due 09/25/2036		10,342	8,266
6.000% due 01/25/2037		354	298
6.000% due 02/25/2037		33,717	27,246
6.000% due 05/25/2037		4,169	3,391
6.000% due 06/25/2037		23,972	19,623
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		238	254
7.500% due 12/25/2031		94	97
7.500% due 05/25/2032		132	138
7.500% due 07/25/2032		951	911
Residential Asset Securitization Trust
0.502% due 06/25/2036		10,895	5,943
0.652% due 03/25/2035		500	402
4.750% due 02/25/2019		59	61
5.500% due 07/25/2035		2,913	2,704
6.000% due 11/25/2036		9,725	7,336
6.000% due 01/25/2037		6,611	5,093
6.250% due 11/25/2036		2,802	2,166
6.500% due 09/25/2036		5,778	4,338
Residential Funding Mortgage Securities, Inc. Trust
2.768% due 08/25/2035 ^		6,373	5,200
2.814% due 09/25/2035		2,998	2,534
3.731% due 10/25/2037		23,043	18,576
3.778% due 04/25/2037		5,063	4,379
3.852% due 09/25/2036 ^		23	20
5.250% due 01/25/2036		284	266
5.500% due 03/25/2037		10,964	9,893
5.786% due 07/27/2037 ^		486	430
5.982% due 10/25/2037		26,303	22,936
6.000% due 04/25/2037		543	491
6.000% due 04/25/2037 ^		10,219	9,179
6.000% due 10/25/2037 ^		1,820	1,593
6.500% due 03/25/2032		103	108
Rivoli Pan Europe PLC
0.516% due 08/03/2018	EUR	9,203	12,400
RMAC Securities PLC
0.380% due 06/12/2044		$4,734	4,464
0.685% due 06/12/2044	GBP	16,277	26,436
0.705% due 06/12/2044		2,701	4,359
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,133
5.336% due 05/16/2047		13,676	14,657
Sandwell Commercial Finance PLC
1.967% due 05/11/2039	GBP	4,000	6,122
Selkirk Ltd.
1.183% due 02/20/2041		$25,091	25,101
1.329% due 02/20/2041		74,130	74,098
Sequoia Mortgage Trust
0.473% due 11/20/2034		277	266
0.503% due 07/20/2033		163	157
0.615% due 01/20/2035		131	122
0.650% due 11/20/2034		684	665
0.773% due 08/20/2034		1,718	1,724
0.793% due 01/20/2034		809	784
0.813% due 06/20/2033		1,326	1,295
0.853% due 09/20/2034		982	948
0.913% due 10/20/2027		12	11
0.913% due 04/20/2033		275	277
0.953% due 10/20/2027		153	151
1.053% due 12/20/2032		82	82
1.130% due 04/20/2033		1,263	1,266
2.366% due 01/20/2047 ^		860	755
2.439% due 02/20/2047		604	530
2.518% due 09/20/2046		11,642	9,432
2.564% due 08/20/2047		18,926	16,713
2.637% due 04/20/2035		1,168	1,170
2.740% due 09/20/2046		1,384	1,194
3.065% due 07/20/2037		1,355	1,157
5.205% due 07/20/2037 ^		17,389	16,807
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	1,778	2,409
Silver Oak Ltd.
1.680% due 06/21/2018		$9,000	9,132
Silverstone Master Issuer PLC
1.778% due 01/21/2055		2,000	2,021

Southern Pacific Financing PLC
1.134% due 12/10/2042	GBP	480	768
Structured Adjustable Rate Mortgage Loan Trust
0.382% due 05/25/2035		$25	25
0.630% due 06/25/2035		222	223
1.302% due 12/25/2037		17,503	12,869
1.822% due 10/25/2037 ^		9,938	6,448
2.373% due 12/25/2034		4,172	4,181
2.377% due 03/25/2034		285	286
2.383% due 04/25/2034		33	32
2.386% due 06/25/2034		449	462
2.395% due 05/25/2035		17,411	16,737
2.395% due 12/25/2035		4,678	4,387
2.414% due 05/25/2034		938	944
2.417% due 09/25/2034		238	240
2.439% due 05/25/2035		73	65
2.443% due 07/25/2034		1,720	1,732
2.444% due 03/25/2035		20,492	18,812
2.450% due 10/25/2034		350	355
2.454% due 12/25/2034		108	105
2.460% due 04/25/2035		195	191
2.467% due 02/25/2034		1,613	1,642
2.469% due 11/25/2034		765	727
2.472% due 08/25/2034		57	56
2.491% due 11/25/2034		3,888	3,951
2.508% due 03/25/2035		1,226	1,216
2.512% due 11/25/2035		939	737
2.518% due 08/25/2035		3,508	3,315
2.580% due 09/25/2035		12,295	11,220
2.596% due 11/25/2035 ^		411	325
4.435% due 09/25/2036		22,260	17,864
4.574% due 01/25/2037 ^		17,224	13,612
4.630% due 02/25/2037		4,186	4,043
4.701% due 09/25/2036		6,682	5,624
4.750% due 05/25/2036 ^		12,533	9,654
4.807% due 07/25/2037 ^		98	77
4.900% due 10/25/2035		9,157	8,546
4.900% due 03/25/2036 ^		3,115	2,675
4.952% due 11/25/2035		2,475	2,042
5.040% due 05/25/2036		900	847
5.052% due 01/25/2036 ^		9,590	7,432
5.054% due 02/25/2037		6,698	6,509
5.060% due 02/25/2036 ^		12,544	10,577
5.117% due 05/25/2036		37	31
5.171% due 07/25/2035 ^		11,418	10,119
5.426% due 02/25/2036 ^		17,166	13,989
Structured Asset Mortgage Investments Trust
0.272% due 08/25/2036		45	36
0.332% due 07/25/2046		24,708	19,469
0.342% due 06/25/2036		5,384	4,421
0.342% due 07/25/2046		250	213
0.342% due 07/25/2046 ^		15,460	10,290
0.352% due 05/25/2036		23,971	18,082
0.362% due 04/25/2036		45,545	34,618
0.362% due 08/25/2036		18,111	14,598
0.362% due 05/25/2046		798	614
0.362% due 09/25/2047		34,800	23,161
0.382% due 02/25/2036		91,667	74,458
0.382% due 05/25/2045		1,268	1,153
0.382% due 07/25/2046 ^		70	23
0.405% due 07/19/2035		7,765	7,215
0.432% due 02/25/2036		14,421	11,637
0.452% due 08/25/2036 ^		6,799	2,380
0.835% due 05/19/2035		3,532	3,474
2.684% due 02/19/2035		13	13
3.360% due 05/25/2045		226	184
Structured Asset Securities Corp.
0.502% due 04/25/2035		691	580
2.487% due 12/25/2033		298	297
Structured Asset Securities Corp. Mortgage Loan Trust
0.752% due 10/25/2027		965	952
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.358% due 03/25/2033		343	344
2.362% due 07/25/2033		943	966
2.394% due 01/25/2034		455	454
2.397% due 08/25/2032		78	77
2.436% due 09/25/2033		892	898
2.468% due 11/25/2033		287	286
2.646% due 11/25/2033		753	743
2.743% due 09/25/2032		43	43
5.504% due 07/25/2034		20,130	20,670
5.750% due 09/25/2034		981	992
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		12,434	13,056
Suntrust Adjustable Rate Mortgage Loan Trust
2.725% due 04/25/2037 ^		6,501	5,516
5.093% due 10/25/2037		3,356	3,048
6.009% due 02/25/2037		2,075	2,075

Taurus CMBS PLC
0.527% due 04/22/2015	EUR	7,597	10,198
TdA S.A. FDA
0.462% due 09/22/2032		1,497	1,998
0.462% due 06/22/2045		959	1,262
0.472% due 03/22/2035		1,461	1,923
0.492% due 03/22/2035		1,116	1,480
0.607% due 12/27/2030		857	1,143
0.607% due 09/30/2032		127	173
Thornburg Mortgage Securities Trust
0.692% due 03/25/2044		$312	279
2.047% due 12/25/2044		128	126
2.109% due 10/25/2043		685	674
5.750% due 06/25/2047		44,370	45,569
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	9,793
Titan Europe PLC
0.809% due 10/23/2016	GBP	8,650	14,703
UBS Commercial Mortgage Trust
0.727% due 07/15/2024		$1,224	1,223
2.483% due 05/10/2045 (a)		190,055	24,074
UBS-Barclays Commercial Mortgage Trust
1.495% due 04/10/2046 (a)		86,033	7,097
Union de Creditos Inmobiliarios
0.376% due 06/22/2036	EUR	2,139	2,723
Utrecht Finance BV
3.337% due 07/28/2016		1,994	2,754
Wachovia Bank Commercial Mortgage Trust
0.292% due 06/15/2020		$18,435	18,129
5.500% due 04/15/2047		36,500	40,370
5.509% due 04/15/2047		3,525	3,822
5.933% due 06/15/2049		25,140	27,688
6.140% due 02/15/2051		18,750	20,715
Wachovia Mortgage Loan Trust LLC
2.610% due 10/20/2035 ^		1,005	858
2.621% due 10/20/2035		889	893
2.658% due 05/20/2036		747	728
2.790% due 08/20/2035 ^		815	714
5.439% due 10/20/2035		4,110	4,091
6.088% due 03/20/2037 ^		270	257
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036		4,587	4,673
WaMu Mortgage Pass-Through Certificates Trust
0.382% due 04/25/2045		5,759	5,508
0.412% due 11/25/2045		1,371	1,293
0.422% due 12/25/2045		6,178	5,846
0.442% due 07/25/2045		5,221	4,971
0.442% due 12/25/2045		11,899	10,880
0.462% due 01/25/2045		2,367	2,341
0.472% due 07/25/2045		6,492	6,194
0.482% due 01/25/2045		16,202	15,957
0.492% due 01/25/2045		10,661	10,025
0.502% due 01/25/2045		275	258
0.522% due 11/25/2034		5,545	5,340
0.572% due 07/25/2044		741	742
0.578% due 10/25/2044		4,091	3,979
0.588% due 10/25/2044		5,307	5,140
0.592% due 11/25/2034		111	103
0.592% due 07/25/2044		17,218	16,300
0.853% due 01/25/2047		3,402	3,196
0.863% due 01/25/2047		3,938	3,308
0.873% due 06/25/2047		11,276	9,998
0.883% due 04/25/2047		313	234
0.932% due 10/25/2045		4,312	4,261
0.943% due 12/25/2046		554	464
1.083% due 09/25/2046		18,481	16,356
1.103% due 06/25/2046		2,123	2,112
1.103% due 07/25/2046		34,438	29,820
1.113% due 06/25/2046		5,298	4,640
1.123% due 02/25/2046		1,578	1,495
1.193% due 01/25/2046		1,295	1,288
1.323% due 11/25/2042		426	419
1.523% due 08/25/2042		265	256
1.829% due 10/25/2036 ^		3,504	2,889
1.850% due 01/25/2037 ^		20,549	18,232
1.872% due 12/19/2039		230	230
1.932% due 02/27/2034		32	32
1.936% due 01/25/2037 ^		2,474	2,128
1.954% due 10/25/2036 ^		841	705
2.026% due 11/25/2036 ^		2,643	2,236
2.041% due 12/25/2036 ^		171	148
2.049% due 11/25/2036 ^		10,868	9,633
2.054% due 12/25/2036 ^		505	444
2.059% due 06/25/2037		5,545	4,797

2.130% due 09/25/2036	25,691	22,906
2.136% due 03/25/2037 ^	61,091	53,449
2.201% due 07/25/2046	13,202	12,070
2.239% due 12/25/2036 ^	11,797	10,987
2.302% due 02/25/2037	60,952	53,719
2.311% due 02/25/2037	51,999	44,466
2.311% due 02/25/2037 ^	1,731	1,480
2.336% due 03/25/2036	7,935	7,452
2.344% due 09/25/2036 ^	29	26
2.349% due 10/25/2035	15,350	14,981
2.371% due 01/25/2036	3,587	3,441
2.376% due 12/25/2035	6,240	6,055
2.376% due 03/25/2037	6,148	5,874
2.380% due 02/25/2037 ^	1,256	1,122
2.410% due 08/25/2034	2,460	2,471
2.410% due 03/25/2035	4,954	4,970
2.418% due 09/25/2035	1,192	1,116
2.433% due 10/25/2034	2,143	2,161
2.448% due 02/25/2033	1,256	1,251
2.527% due 01/25/2036	10,062	8,876
2.776% due 05/25/2037 ^	25,403	21,731
3.936% due 07/25/2037 ^	33,273	29,292
4.104% due 01/25/2037 ^	10,178	9,378
4.104% due 01/25/2037	5,103	4,702
4.358% due 03/25/2037	38,018	34,317
4.587% due 04/25/2037	84	4
4.628% due 02/25/2037	9,142	8,572
4.634% due 08/25/2036 ^	32,615	29,792
4.645% due 05/25/2037	4,083	3,911
4.689% due 07/25/2037 ^	7,643	7,136
4.699% due 01/25/2036 ^	1,235	1,159
5.126% due 08/25/2035	186	182
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 04/25/2036	7,607	6,386
6.500% due 03/25/2036	27,642	21,344
Washington Mutual Mortgage Pass-Through Certificates Trust
0.382% due 12/25/2036	13,558	10,608
0.412% due 12/25/2035	811	701
0.552% due 07/25/2035	3,261	2,734
0.752% due 03/25/2036 ^	4,486	3,337
0.823% due 04/25/2047	11,101	9,098
0.843% due 12/25/2046	15,030	9,570
0.893% due 04/25/2047	15,637	12,851
0.973% due 10/25/2046 ^	36,662	26,155
1.063% due 04/25/2046	2,891	2,330
1.600% due 06/25/2033	137	133
1.602% due 09/25/2035	4,136	3,530
5.000% due 03/25/2018	3	3
5.500% due 06/25/2035	7,160	6,904
5.500% due 11/25/2035 ^	1,462	1,214
5.750% due 11/25/2035 ^	1,924	1,683
5.750% due 01/25/2036 ^	8,788	7,804
6.500% due 05/25/2036	11,843	8,552
6.500% due 08/25/2036	64,706	43,283
7.500% due 04/25/2033	49	54
Wells Fargo Commercial Mortgage Trust
1.605% due 11/15/2043 (a)	101,027	6,625
Wells Fargo Mortgage Loan Trust
2.688% due 12/27/2046	30,657	15,868
Wells Fargo Mortgage-Backed Securities Trust
0.452% due 04/25/2037	1,341	1,138
2.602% due 06/25/2035	537	548
2.605% due 08/25/2033	187	192
2.610% due 02/25/2035	1,074	1,085
2.610% due 07/25/2036	72,873	71,114
2.611% due 02/25/2034	891	912
2.611% due 10/25/2036 ^	4,538	4,399
2.612% due 12/25/2034	152	156
2.612% due 03/25/2036	2,153	2,109
2.613% due 09/25/2034	260	266
2.613% due 10/25/2034	25	25
2.613% due 04/25/2035	1,892	1,915
2.613% due 03/25/2036	3,051	3,063
2.613% due 05/25/2036	10,281	9,640
2.614% due 05/25/2035	923	928
2.615% due 06/25/2034	729	746
2.615% due 09/25/2034	175	181
2.615% due 01/25/2035	286	288
2.615% due 03/25/2035	49,958	50,548
2.615% due 06/25/2035	574	580
2.615% due 10/25/2035	1,239	1,252
2.615% due 08/25/2036	3,637	3,491
2.616% due 03/25/2035	276	273
2.616% due 03/25/2036	306	307
2.617% due 09/25/2034	489	502
2.617% due 11/25/2034	815	822

2.618% due 04/25/2036		552	556
2.622% due 04/25/2036 ^		5,374	5,285
2.628% due 03/25/2036 ^		5,822	5,603
2.631% due 07/25/2034		210	213
2.635% due 10/25/2034		178	180
2.702% due 09/25/2036 ^		5,866	5,533
4.176% due 07/25/2034		609	631
5.238% due 06/26/2035		3,570	3,623
5.500% due 08/25/2035		50	51
5.500% due 03/25/2036		1,428	1,466
5.500% due 04/25/2036		430	423
5.500% due 09/25/2037		1,103	1,128
5.588% due 04/25/2036		2,198	2,186
5.673% due 04/25/2037		1,034	1,027
5.750% due 03/25/2037 ^		4,478	4,367
6.000% due 06/25/2036 ^		1,345	1,334
6.000% due 07/25/2036		408	415
6.000% due 08/25/2036		3,392	3,507
6.000% due 09/25/2036		271	266
6.000% due 11/25/2036		980	953
6.000% due 06/25/2037		7,120	7,059
6.000% due 07/25/2037 ^		2,147	2,146
6.000% due 08/25/2037		632	632
6.000% due 10/25/2037		1,293	1,319
6.000% due 11/25/2037		408	412
18.970% due 03/25/2036		382	510
Wells Fargo Re-REMIC Trust
5.930% due 05/16/2017		8,501	9,287
WFRBS Commercial Mortgage Trust
0.598% due 03/15/2047 (a)		83,202	3,412
2.620% due 04/15/2045 (a)		98,150	11,490
Windermere CMBS PLC
0.777% due 04/22/2018	EUR	16,922	22,757
0.803% due 04/24/2017	GBP	659	1,122

Total Mortgage-Backed Securities (Cost $10,070,321)			11,090,324

ASSET-BACKED SECURITIES 19.7%
Aames Mortgage Investment Trust
1.350% due 06/25/2035		$5,100	3,950
Aames Mortgage Trust
1.172% due 10/25/2033		4,946	4,777
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		26,345	26,379
Accredited Mortgage Loan Trust
0.330% due 04/25/2036		879	857
0.622% due 04/25/2035		2,495	2,276
0.630% due 09/25/2035		7,220	5,394
0.752% due 04/25/2034		1,522	1,425
0.752% due 07/25/2034		13,761	12,496
5.210% due 01/25/2034		4,414	4,310
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		398	144
0.242% due 07/25/2036 ^		2,029	782
0.270% due 12/25/2036		15,502	8,263
0.302% due 04/25/2036		25,473	22,845
0.302% due 07/25/2036		38,219	16,051
0.307% due 08/25/2036		5,008	4,377
0.392% due 07/25/2036		14,043	6,003
0.452% due 12/25/2045		1,384	1,369
0.480% due 11/25/2035		4,337	4,233
0.722% due 07/25/2035		5,000	4,493
0.802% due 07/25/2035		18,000	15,299
0.852% due 08/25/2045		9,342	9,043
0.857% due 06/25/2035		242	242
0.952% due 02/25/2034		619	593
1.052% due 09/25/2033		305	287
1.127% due 06/25/2034		17,766	16,782
1.202% due 12/25/2033		2,974	2,824
1.232% due 02/25/2035		1,848	1,809
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.752% due 06/25/2034		62	61
1.202% due 01/25/2034		588	576
AFC Home Equity Loan Trust
0.752% due 09/27/2027		248	229
1.032% due 02/25/2029		734	633
Aimco CLO
0.478% due 10/20/2019		15,314	15,233
Alba SPV SRL
1.827% due 04/20/2040	EUR	35,717	49,201
ALM Ltd.
1.454% due 02/13/2023		$10,000	9,998
AMAC CDO Funding
0.428% due 11/23/2050		14,070	13,894
0.453% due 11/23/2050		15,000	14,100

American Money Management Corp. CLO Ltd.
0.478% due 12/19/2019		1,141	1,141
Ameriquest Mortgage Securities Trust
0.392% due 10/25/2036		6,301	2,939
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.582% due 01/25/2036		15,183	12,942
0.602% due 01/25/2036		6,211	5,488
0.632% due 03/25/2035		4,000	3,846
0.652% due 09/25/2035		5,050	4,416
0.682% due 03/25/2035		9,000	7,811
0.752% due 08/25/2035		12,000	11,716
0.762% due 01/25/2035		1,189	863
0.802% due 08/25/2035		12,300	10,696
0.850% due 11/25/2033		432	386
1.140% due 11/25/2034		24,699	21,597
1.170% due 08/25/2034		8,007	6,261
1.185% due 12/25/2033		1,168	1,114
1.877% due 05/25/2034		11,176	7,968
3.677% due 11/25/2032 ^		56	8
4.352% due 07/25/2033		3,460	3,123
5.140% due 10/25/2033		195	194
5.444% due 11/25/2035		920	919
5.740% due 12/25/2033		113	109
5.777% due 02/25/2033 ^		5	0
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		208	192
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	3,562	4,833
Arbor Realty Mortgage Securities
0.678% due 02/21/2040		$1,605	1,589
Ares CLO Ltd.
0.857% due 11/25/2020		9,342	9,295
Argent Securities Trust
0.242% due 07/25/2036		7,181	2,992
0.302% due 07/25/2036		2,140	898
0.332% due 04/25/2036		7,633	3,318
0.422% due 05/25/2036		14,016	5,316
0.432% due 04/25/2036		4,758	2,101
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.382% due 01/25/2036		2,470	1,666
0.642% due 10/25/2035		8,000	6,381
1.185% due 01/25/2034		4,505	4,351
1.200% due 12/25/2033		741	717
Asset-Backed Funding Certificates Trust
0.262% due 01/25/2037		5,017	3,139
0.312% due 11/25/2036		17,771	9,827
0.312% due 01/25/2037		8,122	5,115
0.372% due 01/25/2037		40,613	25,735
0.827% due 06/25/2035		18,205	16,402
0.852% due 06/25/2034		3,523	3,299
1.152% due 06/25/2037		6,152	4,325
1.277% due 12/25/2032		2,597	2,460
Asset-Backed Securities Corp. Home Equity Loan Trust
0.290% due 07/25/2036		790	738
0.782% due 05/25/2035		3,500	3,300
1.052% due 06/25/2035		2,900	2,408
1.126% due 12/15/2033		8,836	8,398
1.350% due 06/25/2034		3,330	2,879
1.802% due 03/15/2032		577	551
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		2,506	2,539
7.150% due 03/15/2028		5,579	6,629
Avoca CLO PLC
0.609% due 08/03/2022	EUR	7,923	10,843
0.655% due 09/15/2021		2,030	2,771
Babson CLO Ltd.
2.234% due 09/28/2021		$2,500	2,501
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	6,762
Bayview Financial Acquisition Trust
0.500% due 05/28/2037		12,485	9,446
0.780% due 05/28/2044		120	120
5.660% due 12/28/2036		511	513
Bayview Financial Asset Trust
0.602% due 03/25/2037		13,480	11,715
0.952% due 03/25/2037		7,005	5,849
0.952% due 12/25/2039		1,075	1,008
1.052% due 03/25/2037		7,328	6,046
1.302% due 03/25/2037		3,982	2,927
1.652% due 03/25/2037		3,688	2,415
Bayview Financial Mortgage Pass-Through Trust
0.420% due 04/28/2036		244	237
Bayview Financial Revolving Asset Trust
1.080% due 12/28/2040		7,721	5,068
Bayview Opportunity Master Fund Trust
3.721% due 03/28/2018		16,192	16,278

3.721% due 04/28/2018		22,217	22,385
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		652	646
0.260% due 11/25/2036		13,620	11,592
0.262% due 02/25/2037		3,418	3,221
0.282% due 10/25/2036		160	159
0.292% due 10/25/2036		9,482	8,812
0.320% due 12/25/2036		15,000	11,607
0.322% due 05/25/2036 ^		8,280	7,069
0.322% due 10/25/2036		9,567	8,240
0.332% due 06/25/2047		25,932	25,096
0.382% due 04/25/2036		225	192
0.392% due 06/25/2047		5,000	4,222
0.430% due 04/25/2036		13,230	12,368
0.472% due 08/25/2036		9,936	9,845
0.502% due 04/25/2037		14,200	6,360
0.502% due 05/25/2037 ^		14,337	6,889
0.552% due 08/25/2036		6,607	6,431
0.552% due 09/25/2046		9,496	8,185
0.580% due 12/25/2035		6,836	5,904
0.600% due 11/25/2035 ^		8,469	7,234
0.602% due 08/25/2036		7,308	6,006
0.629% due 09/25/2034		258	247
0.642% due 07/25/2035		186	184
0.642% due 06/25/2036		3,532	3,479
0.650% due 08/25/2035		1,308	1,309
0.812% due 10/25/2032		45	43
0.820% due 06/25/2035		10,136	8,070
0.832% due 06/25/2035		7,500	6,853
0.870% due 07/25/2035		17,267	16,385
0.952% due 10/27/2032		90	86
0.952% due 12/25/2042		2,205	2,185
1.125% due 02/25/2034		1,013	929
1.152% due 10/25/2037		4,518	4,228
1.152% due 11/25/2042		2,262	2,157
1.252% due 10/25/2033		335	312
2.025% due 08/25/2034		2,050	1,888
3.019% due 10/25/2036		266	211
5.500% due 08/25/2035		12,795	12,494
5.500% due 10/25/2035		15,905	15,854
5.500% due 08/25/2036		1,436	1,431
5.750% due 10/25/2033		754	792
6.000% due 06/25/2034		862	933
6.000% due 08/25/2036		7,924	6,254
6.500% due 08/25/2036		5,084	3,538
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	146,760	197,915
0.616% due 11/30/2051		66,907	90,604
BlackRock Senior Income
0.468% due 04/20/2019		$5,461	5,407
BNC Mortgage Loan Trust
0.252% due 03/25/2037		5,620	5,209
0.252% due 05/25/2037		3,575	3,426
0.402% due 11/25/2037		180	179
Bombardier Capital Mortgage Securitization Corp.
5.980% due 01/15/2018		2,630	2,652
6.530% due 10/15/2028		2,956	3,100
6.805% due 12/15/2030		3,397	3,669
6.975% due 12/15/2029		9,477	5,500
7.180% due 12/15/2029		20,817	12,378
7.575% due 06/15/2030		16,772	9,962
Buckingham CDO Ltd.
0.401% due 04/05/2041		764,936	182,973
0.401% due 09/05/2051		1,066,604	164,470
Cadogan Square CLO BV
0.710% due 08/12/2022	EUR	3,160	4,169
Callidus Debt Partners CLO Fund Ltd.
0.469% due 11/20/2020		$6,612	6,542
0.599% due 11/20/2020		8,000	7,766
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		23	23
Carrington Mortgage Loan Trust
0.372% due 01/25/2037		17,797	10,902
0.402% due 10/25/2036		12,832	7,679
0.472% due 10/25/2035		12	12
0.572% due 02/25/2037		1,688	1,039
CBRE Realty Finance CDO Ltd.
0.480% due 04/07/2052		2,062	2,001
CDC Mortgage Capital Trust
1.065% due 11/25/2034		221	213
Celf Loan Partners PLC
0.654% due 11/01/2023	EUR	11,288	15,277
Centex Home Equity Loan Trust
0.772% due 09/25/2034		$1,344	1,198
5.210% due 11/25/2028		863	864

Chase Funding Trust
0.652% due 05/25/2032	116	113
0.752% due 07/25/2033	16	16
CHEC Loan Trust
0.792% due 06/25/2034	581	516
CIT Group Home Equity Loan Trust
1.127% due 12/25/2031	440	416
CIT Mortgage Loan Trust
1.402% due 10/25/2037	805	804
1.602% due 10/25/2037	1,380	1,286
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045	3,296	2,966
0.252% due 12/25/2036	7,831	4,546
0.312% due 09/25/2036	11,939	7,835
0.322% due 03/25/2036	1,177	1,023
0.332% due 01/25/2037	22,199	14,078
0.332% due 03/25/2037	1,648	1,576
0.352% due 11/25/2045	1,239	1,200
0.392% due 10/25/2036	28,400	26,711
0.562% due 10/25/2035	19,526	16,750
0.612% due 09/25/2035	8,924	8,874
0.632% due 09/25/2035 ^	12,600	11,224
1.352% due 09/25/2033	1,233	1,119
4.964% due 08/25/2035	65	65
5.249% due 08/25/2035	343	341
COA Summit CLO Ltd.
1.586% due 04/20/2023	101,300	101,230
Cobalt Commercial Mortgage Trust
0.518% due 04/26/2050	67,817	66,597
0.632% due 11/28/2022	9,111	8,655
1.000% due 04/26/2050	25,043	23,353
Commercial Industrial Finance Corp.
0.483% due 05/10/2021	3,291	3,243
0.487% due 03/01/2021	1,547	1,532
Conseco Finance Securitizations Corp.
2.202% due 12/01/2033	24,500	23,535
6.030% due 03/01/2033	8,406	8,618
6.910% due 05/01/2033	41,670	46,621
7.360% due 08/01/2032	10,846	12,146
7.424% due 03/01/2033	12,000	13,547
7.490% due 07/01/2031	57,997	64,957
7.770% due 09/01/2031	17,666	19,690
7.954% due 12/01/2033	8,000	9,052
7.960% due 05/01/2031	27,312	22,103
7.970% due 05/01/2032	6,000	4,217
8.060% due 05/01/2031	8,176	5,770
8.200% due 05/01/2031	39,264	33,084
8.310% due 05/01/2032	35,215	25,611
8.850% due 12/01/2030	2,032	1,457
Conseco Financial Corp.
6.040% due 11/01/2029	1	1
6.440% due 12/01/2030	16,297	16,113
6.660% due 06/01/2030	6,690	7,191
6.680% due 12/01/2030	1,170	1,174
6.740% due 02/01/2031	1,041	1,048
6.760% due 03/01/2030	4,479	4,862
6.870% due 01/15/2029	247	260
7.240% due 11/15/2028	17,700	19,106
7.410% due 05/01/2031	975	855
7.550% due 01/15/2029	2,410	2,535
7.860% due 03/01/2030	20,653	18,550
Coronado CDO Ltd.
0.747% due 09/04/2038	22,521	21,732
Countrywide Asset-Backed Certificates
0.272% due 06/25/2047	5,974	5,872
0.292% due 07/25/2037	103,300	78,798
0.292% due 08/25/2037	29,000	23,789
0.300% due 01/25/2037	12,796	12,101
0.302% due 02/25/2037	10,240	9,238
0.302% due 05/25/2037	39,943	34,186
0.302% due 04/25/2046	29,719	27,295
0.302% due 03/25/2047	20,464	17,282
0.302% due 06/25/2047	27,806	22,057
0.310% due 09/25/2046	23,654	19,127
0.312% due 03/25/2037	17,465	15,362
0.322% due 05/25/2037	9,875	8,770
0.322% due 06/25/2047	8,729	7,766
0.322% due 09/25/2047	20,713	20,350
0.332% due 07/25/2036	11,021	10,798
0.332% due 09/25/2036	2,992	2,916
0.340% due 07/25/2036	5,306	5,190
0.342% due 06/25/2036	1,005	979
0.342% due 06/25/2047	45,397	38,630
0.372% due 09/25/2037	18,468	14,193
0.372% due 06/25/2047	12,733	6,309
0.372% due 09/25/2047	37,452	28,359

0.382% due 05/25/2037		5,000	2,794
0.382% due 07/25/2037		5,000	2,371
0.392% due 04/25/2036		27,220	21,626
0.392% due 06/25/2037		13,500	11,127
0.400% due 04/25/2036		217	213
0.402% due 03/25/2036 ^		26,055	22,339
0.450% due 07/25/2036		2,000	1,772
0.472% due 10/25/2036		5,872	4,657
0.482% due 07/25/2036		2,855	2,152
0.492% due 12/25/2036 ^		28,514	16,895
0.502% due 03/25/2036 ^		5,560	4,784
0.502% due 05/25/2046		4,741	4,527
0.537% due 11/25/2035		5,334	5,068
0.602% due 03/25/2047 ^		15,464	10,508
0.612% due 11/25/2035		1,763	1,740
0.612% due 01/25/2036		12,500	12,025
0.672% due 01/25/2036		23,050	19,160
0.752% due 08/25/2035		6,752	6,655
0.852% due 12/25/2033		2,857	2,666
0.862% due 08/25/2035		5,000	3,823
0.902% due 05/25/2034		3,461	3,312
0.932% due 11/25/2034		1,145	1,136
0.952% due 10/25/2035		18,495	11,866
1.002% due 04/25/2035		5,000	4,418
1.007% due 08/25/2034		32,300	30,571
1.010% due 05/25/2033		265	247
1.052% due 11/25/2034		1,041	1,035
1.152% due 08/25/2047		3,841	3,299
1.202% due 07/25/2033		2,117	2,011
1.202% due 11/25/2034		21,245	19,977
4.644% due 04/25/2036		759	766
4.693% due 10/25/2035		2,048	2,044
4.778% due 02/25/2036		29,703	29,982
4.950% due 02/25/2036		1,341	1,145
5.020% due 09/25/2046		2,310	2,311
5.050% due 02/25/2036		2,014	2,030
5.066% due 02/25/2036		5,503	4,480
5.255% due 07/25/2036		3,097	3,031
5.319% due 10/25/2046		181	155
5.689% due 10/25/2046		5,374	4,621
5.826% due 10/25/2046		6,639	6,148
5.834% due 07/25/2034		2,700	4,055
Countrywide Home Equity Loan Trust
0.382% due 02/15/2036		9,687	8,190
Credit Suisse First Boston Mortgage Securities Corp.
2.500% due 08/25/2032		462	300
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		120	67
0.220% due 01/25/2037 ^		39	18
0.272% due 07/25/2037		11,856	7,706
0.372% due 07/25/2037		7,944	5,234
0.380% due 11/25/2036		6,121	3,521
0.400% due 07/25/2036		12,000	7,723
0.492% due 07/25/2037		11,603	7,759
0.870% due 01/25/2035		14,607	13,234
1.170% due 11/25/2033		1,455	1,393
4.214% due 01/25/2037 ^		317	175
4.279% due 07/25/2035 ^		1,778	1,796
5.481% due 05/25/2035		4,808	4,836
5.746% due 12/25/2037		155	155
6.240% due 10/25/2036		2,515	2,557
Crest Ltd.
7.100% due 05/27/2036		3,368	3,435
Denali Capital CLO Ltd.
0.918% due 04/21/2020		1,100	1,073
Denver Arena Trust
6.940% due 11/15/2019		209	213
Doral CLO Ltd.
1.681% due 12/19/2022		165,000	165,163
Dryden Leveraged Loan CDO
0.664% due 01/25/2022	EUR	827	1,130
ECP CLO Ltd.
1.082% due 03/17/2022		$21,800	21,670
Educational Funding Co. LLC
0.479% due 10/25/2029		2,548	2,192
EMC Mortgage Loan Trust
0.622% due 04/25/2042		2,393	2,153
0.702% due 03/25/2031		2,846	2,786
0.702% due 08/25/2040		864	782
0.702% due 11/25/2041		96	95
0.892% due 05/25/2040		132	120
Encore Credit Receivables Trust
0.842% due 07/25/2035		13,449	11,354
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		831	811

Faxtor ABS BV
0.617% due 11/02/2070	EUR	3,299	4,421
FBR Securitization Trust
0.842% due 11/25/2035		$10,000	8,427
0.912% due 09/25/2035		862	858
Fieldstone Mortgage Investment Trust
0.342% due 05/25/2036		2,904	1,893
Finance America Mortgage Loan Trust
1.097% due 11/25/2034		520	471
1.202% due 09/25/2033		360	342
First Franklin Mortgage Loan Asset-Backed Certificates
0.977% due 05/25/2034		5,808	5,363
1.862% due 05/25/2034		705	567
First Franklin Mortgage Loan Trust
0.302% due 12/25/2036		24,308	18,531
0.312% due 12/25/2037		43,961	27,033
0.340% due 03/25/2036		2,771	2,603
0.342% due 01/25/2036		66	66
0.370% due 01/25/2038		640	404
0.412% due 11/25/2036		3,580	3,493
0.512% due 11/25/2035		3,300	2,066
0.532% due 09/25/2035		1,671	1,665
0.592% due 05/25/2036		2,000	1,795
0.622% due 07/25/2035		14,436	13,366
0.642% due 09/25/2035		2,175	1,994
0.887% due 12/25/2034		10,672	10,149
1.022% due 09/25/2034		11,222	9,842
First NLC Trust
0.222% due 08/25/2037		776	417
Four Corners CLO Ltd.
0.478% due 07/22/2020		2,043	2,024
Fremont Home Loan Trust
0.252% due 08/25/2036		3,141	1,392
0.282% due 11/25/2036		17,045	8,133
0.312% due 08/25/2036		20,915	9,366
0.322% due 02/25/2037		18,649	9,960
0.372% due 01/25/2037		39,588	18,293
0.402% due 05/25/2036		6,465	3,430
0.422% due 04/25/2036		22,370	12,934
0.977% due 01/25/2034		3,615	3,306
Galaxy CLO Ltd.
0.469% due 04/25/2019		1,989	1,982
Gallatin CLO Ltd.
1.432% due 07/15/2023		11,000	11,024
GCO Education Loan Funding Trust
0.347% due 08/25/2028		17,000	16,897
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		6	3
Gem Ligos Ltd.
0.660% due 03/23/2021		48,223	47,548
Goldman Sachs Asset Management CLO PLC
0.445% due 08/01/2022		17,182	16,973
Gramercy Real Estate CDO Ltd.
0.529% due 07/25/2041		7,167	6,827
0.549% due 07/25/2035		3,780	3,761
0.619% due 07/25/2035		14,000	13,440
Green Tree Servicing LLC
8.970% due 04/25/2038		12,385	13,315
Greenpoint Manufactured Housing
2.149% due 11/22/2031		28,025	27,453
3.441% due 11/17/2031		23,400	23,562
3.538% due 10/14/2031		32,193	33,647
3.652% due 06/08/2031		24,733	24,856
8.300% due 10/15/2026		6,500	7,039
Grosvenor Place CLO BV
0.577% due 07/20/2021	EUR	845	1,158
0.757% due 07/20/2021		5,000	6,714
0.861% due 03/28/2023	GBP	8,404	14,243
1.127% due 07/20/2021	EUR	5,000	6,615
GSAA Home Equity Trust
0.222% due 03/25/2036		$48	30
0.332% due 03/25/2036		45,848	28,640
0.372% due 05/25/2047		5,971	4,302
0.392% due 06/25/2036		6,818	4,121
0.422% due 06/25/2035		605	575
0.422% due 10/25/2035		6,752	6,400
0.522% due 06/25/2035		949	913
0.522% due 10/25/2035		44,000	38,940
5.344% due 09/25/2035		490	426
6.000% due 11/25/2037 ^		1,326	1,191
GSAMP Trust
0.222% due 12/25/2036		476	259
0.232% due 11/25/2036		820	457
0.242% due 01/25/2037		4,140	2,449
0.282% due 01/25/2037		63	62
0.292% due 11/25/2036		7,808	4,373

0.302% due 08/25/2036		18,269	13,803
0.332% due 11/25/2035		301	57
0.392% due 12/25/2035		23,753	21,205
0.392% due 06/25/2036		7,181	4,483
0.452% due 10/25/2036 ^		1,862	247
0.492% due 01/25/2035		339	340
0.642% due 07/25/2045		5,500	5,203
0.672% due 07/25/2045		16,866	13,414
0.797% due 11/25/2035		15,304	13,088
1.302% due 12/25/2034		21,258	15,919
1.352% due 10/25/2034		1,889	1,784
GSRPM Mortgage Loan Trust
0.450% due 09/25/2036		4,408	4,191
0.452% due 03/25/2035		1,852	1,809
Guggenheim Structured Real Estate Funding Ltd.
0.702% due 09/25/2046		3,069	3,007
Halcyon Loan Investors CLO, Inc.
0.569% due 11/20/2020		6,000	5,836
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		16,577	16,514
0.543% due 08/07/2021		35,000	34,175
Hillmark Funding
0.477% due 05/21/2021		22,649	22,387
Home Equity Asset Trust
0.337% due 07/25/2037		24,685	23,238
0.362% due 05/25/2036		1,319	1,303
0.852% due 12/25/2033		97	92
0.910% due 11/25/2032		128	116
1.052% due 11/25/2034		1,500	1,416
1.350% due 06/25/2032		4,522	4,260
Home Equity Mortgage Loan Asset-Backed Trust
0.262% due 11/25/2036		1,760	1,736
0.352% due 07/25/2037		25,386	15,973
0.472% due 04/25/2047		22,801	16,545
0.602% due 08/25/2035		6,422	6,337
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		1,303	1,299
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		424	225
0.522% due 01/25/2036		9,000	8,028
ICE EM CLO
0.679% due 08/15/2022		30,160	29,738
IMC Home Equity Loan Trust
7.520% due 08/20/2028		86	86
ING Investment Management CLO Ltd.
2.676% due 10/15/2022		3,400	3,427
Irwin Whole Loan Home Equity Trust
0.692% due 07/25/2032		2	2
IXIS Real Estate Capital Trust
0.352% due 03/25/2036		9,846	6,195
1.097% due 02/25/2035		3,854	3,422
JPMorgan Mortgage Acquisition Corp.
0.332% due 02/25/2036		10,240	9,817
0.420% due 03/25/2036		10,500	7,067
0.592% due 09/25/2035		1,029	927
0.622% due 09/25/2035		10,682	8,037
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		677	657
0.250% due 03/25/2047		305	220
0.262% due 08/25/2036		6,685	3,605
0.290% due 10/25/2036		15,170	13,804
0.302% due 05/25/2036		3,282	3,243
0.310% due 05/25/2036		6,206	6,005
0.312% due 01/25/2037		18,899	18,428
0.312% due 05/25/2037		14,700	12,656
0.320% due 04/25/2036		15,278	14,656
0.362% due 03/25/2037		31,814	27,575
0.380% due 07/25/2036		10,000	9,574
4.964% due 01/25/2037		29	23
5.830% due 07/25/2036 ^		9,275	5,721
6.410% due 07/25/2036 ^		13,224	8,152
Jubilee CDO BV
0.818% due 10/15/2019	EUR	290	396
Kennecott Funding Ltd.
0.727% due 01/13/2018		$4,988	5,007
Legg Mason Real Estate CDO Corp.
0.417% due 05/25/2045		16,767	16,684
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,343	1,409
Lehman XS Trust
0.300% due 04/25/2037 ^		2,720	1,992
0.322% due 02/25/2037		43,926	24,319
Locat Securitisation Vehicle SRL
0.423% due 12/12/2028	EUR	1,263	1,728

Long Beach Mortgage Loan Trust
0.412% due 05/25/2036		$904	487
0.482% due 01/25/2046		257	225
0.532% due 08/25/2045		9,860	9,247
0.582% due 11/25/2035		18,800	16,142
0.945% due 06/25/2034		10,505	10,014
1.007% due 07/25/2034		7,506	7,263
1.277% due 05/25/2032		145	139
1.277% due 07/25/2033		7,945	7,471
3.152% due 11/25/2032		45	40
Madison Avenue Manufactured Housing Contract Trust
3.402% due 03/25/2032		6,000	5,578
Magnetite Ltd.
2.981% due 09/15/2023		18,300	18,352
Marathon Real Estate CDO Ltd.
0.482% due 05/25/2046		72,916	70,364
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036		11	5
0.202% due 01/25/2037		110	43
0.302% due 08/25/2036		5,135	2,829
0.342% due 01/25/2036		4,280	4,172
0.362% due 11/25/2036		5,863	2,726
0.392% due 06/25/2036		7,705	4,319
0.392% due 08/25/2036		3,873	2,166
0.452% due 01/25/2036		5,288	4,791
0.452% due 05/25/2037		22,487	19,981
0.522% due 06/25/2035		195	194
0.652% due 10/25/2035		22,854	15,735
1.097% due 05/25/2035		4,000	3,433
1.200% due 08/25/2033		93	93
3.077% due 05/25/2033		47	45
4.802% due 05/25/2033		8,272	7,973
MASTR Specialized Loan Trust
0.412% due 02/25/2036		8,094	7,047
0.522% due 01/25/2037		18,698	11,753
Mercator CLO PLC
0.556% due 02/18/2024	EUR	44,253	59,990
0.777% due 10/12/2023		1,000	1,351
Mercury CDO Ltd.
0.571% due 12/08/2040		$87,412	79,615
Merit Securities Corp.
6.690% due 07/28/2033		2,633	2,731
Merrill Lynch First Franklin Mortgage Loan Trust
0.322% due 04/25/2037		5,674	3,401
0.392% due 05/25/2037		40,929	24,826
0.402% due 04/25/2037		45,552	27,622
0.472% due 05/25/2037		60,898	37,332
Merrill Lynch Mortgage Investors Trust
0.302% due 11/25/2037		36,194	16,580
0.310% due 04/25/2037		17,555	8,976
0.332% due 03/25/2037		6,500	3,477
0.430% due 01/25/2047		2,716	2,571
0.462% due 12/25/2036		5,700	5,237
0.602% due 02/25/2047		51,450	33,466
0.652% due 06/25/2036		15,985	14,719
MESA Trust
3.377% due 11/25/2031 ^		1,266	875
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		12,744	13,175
6.005% due 08/15/2037		3,770	3,977
Mid-State Trust
4.864% due 07/15/2038		1,294	1,390
8.330% due 04/01/2030		3,584	3,668
Morgan Stanley ABS Capital, Inc. Trust
0.282% due 01/25/2037		10,566	6,240
0.292% due 10/25/2036		11,339	6,854
0.292% due 11/25/2036		4,837	3,368
0.292% due 05/25/2037		743	497
0.302% due 09/25/2036		12,448	7,039
0.302% due 10/25/2036		26,261	17,957
0.302% due 12/25/2036		1,784	967
0.312% due 09/25/2036		41,000	23,821
0.332% due 02/25/2037		34,420	17,348
0.332% due 03/25/2037		43,509	24,373
0.352% due 02/25/2037		2,941	1,785
0.372% due 11/25/2036		7,255	5,055
0.382% due 09/25/2036		2,573	1,511
0.382% due 10/25/2036		15,000	10,368
0.382% due 02/25/2037		22,656	11,504
0.402% due 08/25/2036		14,650	8,079
0.402% due 03/25/2037		25,589	14,459
0.402% due 05/25/2037		34,648	23,552
0.412% due 05/25/2037		18,278	13,183
0.462% due 12/25/2035		10,959	9,890
0.562% due 11/25/2035		22,000	19,288
0.612% due 06/25/2034		1,331	1,325
0.892% due 01/25/2034		78	76
0.952% due 07/25/2037		2,371	2,248

0.962% due 04/25/2034	3,755	3,530
1.052% due 05/25/2034	10,509	9,935
1.082% due 07/25/2035	7,500	5,857
1.142% due 06/25/2035	4,200	3,750
1.172% due 10/25/2033	3,916	3,674
1.172% due 11/25/2034	199	181
1.212% due 09/25/2034	323	303
1.232% due 03/25/2033	77	74
1.352% due 06/25/2033	2,793	2,711
1.402% due 07/25/2037	13,310	8,527
Morgan Stanley Capital Trust
0.332% due 01/25/2036	1,264	1,253
Morgan Stanley Dean Witter Capital, Inc. Trust
1.502% due 02/25/2033	1,655	1,577
1.727% due 11/25/2032	4,299	4,131
Morgan Stanley Home Equity Loan Trust
0.252% due 04/25/2037	7,380	4,459
0.322% due 04/25/2037	11,939	7,278
0.482% due 12/25/2035	271	257
0.502% due 04/25/2037	20,159	12,561
Morgan Stanley IXIS Real Estate Capital Trust
0.222% due 11/25/2036	15,938	8,320
0.262% due 11/25/2036	18,324	9,617
0.372% due 11/25/2036	19,155	10,197
Morgan Stanley Mortgage Loan Trust
0.382% due 02/25/2037	762	442
5.622% due 01/25/2047	951	921
5.750% due 04/25/2037 ^	670	517
5.754% due 01/25/2047	16,188	12,853
5.965% due 09/25/2046	7,704	5,320
6.000% due 07/25/2047 ^	877	789
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019	1,545	1,536
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019	664	664
N-Star REL CDO Ltd.
0.501% due 07/27/2040	1,796	1,760
National Collegiate Student Loan Trust
0.282% due 11/27/2028	13,429	13,299
0.292% due 12/27/2027	2,425	2,398
Nationstar Home Equity Loan Trust
0.282% due 06/25/2037	475	446
0.320% due 09/25/2036	124	124
0.382% due 03/25/2037	766	613
0.402% due 06/25/2037	340	242
NCT Funding Ltd.
0.402% due 04/25/2040	27,413	26,043
New Century Home Equity Loan Trust
0.332% due 05/25/2036	1,156	760
0.662% due 07/25/2035	836	706
0.892% due 08/25/2034	181	171
Newcastle CDO Ltd.
0.412% due 05/25/2052	2,495	2,490
0.571% due 12/24/2039	12,260	12,015
1.000% due 05/01/2033	204,877	214,510
NovaStar Mortgage Funding Trust
0.302% due 06/25/2036	3,401	1,948
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032	5,685	5,697
5.410% due 11/15/2032	7,489	7,521
6.340% due 04/15/2029	745	758
7.945% due 03/15/2022	3,880	3,033
8.150% due 09/15/2029	6,256	4,961
Octagon Investment Partners Ltd.
0.487% due 08/25/2021	10,000	9,824
0.529% due 11/28/2018	532	530
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.402% due 12/25/2035	2,509	2,488
Option One Mortgage Loan Trust
0.292% due 01/25/2037	14,143	8,297
0.292% due 02/25/2037	2,172	1,332
0.332% due 07/25/2037	9,183	5,197
1.052% due 01/25/2034	4,132	3,886
Option One Mortgage Loan Trust Asset-Backed Certificates
0.612% due 11/25/2035	15,000	11,092
1.007% due 10/25/2032	5,250	4,999
1.052% due 07/25/2032	1,845	1,717
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037	3,645	3,860
7.650% due 03/15/2032	7,282	7,660
Ownit Mortgage Loan Trust
0.752% due 10/25/2036	5,404	3,772
3.428% due 12/25/2036	13,003	6,000
Pacifica CDO Corp.
0.488% due 01/26/2020	5,022	5,010

Pangaea ABS SPV
0.469% due 12/28/2096	EUR	22,210	27,682
Park Place Securities, Inc.
0.602% due 09/25/2035		$200	199
0.632% due 05/25/2035		11,774	9,371
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.622% due 09/25/2035		23,085	20,278
0.652% due 07/25/2035		6,275	6,188
0.672% due 01/25/2036		2,947	2,935
0.872% due 03/25/2035		4,500	4,100
1.097% due 02/25/2035		2,818	2,840
1.172% due 12/25/2034		1,607	1,613
Penta CLO S.A.
0.614% due 06/04/2024	EUR	14,912	20,118
People’s Choice Home Loan Securities Trust
0.872% due 05/25/2035 ^		$6,000	5,429
People’s Financial Realty Mortgage Securities Trust
0.292% due 09/25/2036		20,578	8,429
Popular ABS Mortgage Pass-Through Trust
0.430% due 07/25/2035		1,419	1,233
0.812% due 08/25/2035		4,326	4,045
4.437% due 01/25/2036		165	150
5.045% due 04/25/2035		129	109
Primus CLO Ltd.
0.459% due 07/15/2021		10,039	9,837
Putnam Structured Product Funding Ltd.
0.602% due 10/15/2038		39,775	37,861
Quest Trust
2.402% due 05/25/2033		307	305
RAAC Trust
0.342% due 09/25/2045		260	258
0.442% due 05/25/2046		16,115	14,516
0.502% due 11/25/2046		1,031	909
0.532% due 10/25/2046		5,271	4,559
0.552% due 09/25/2045		4,669	3,778
0.652% due 02/25/2037		5,000	3,770
0.852% due 02/25/2046		718	636
1.352% due 09/25/2047		4,735	4,676
1.652% due 09/25/2047		9,087	7,373
Race Point CLO Ltd.
1.531% due 12/15/2022		15,300	15,318
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033		141	138
1.030% due 08/25/2033		1,759	1,665
Residential Asset Mortgage Products Trust
0.322% due 07/25/2036		15,555	14,793
0.332% due 11/25/2036		18,207	16,243
0.342% due 03/25/2036		11,906	11,605
0.352% due 05/25/2036		628	608
0.382% due 01/25/2036		5,496	5,297
0.432% due 09/25/2036		5,300	4,075
0.582% due 11/25/2035		12,673	10,667
0.682% due 06/25/2035		5,000	4,530
0.702% due 02/25/2035		5,645	5,009
0.742% due 08/25/2035		13,673	12,094
0.902% due 04/25/2034		10,027	7,898
1.022% due 02/25/2034		5,059	4,851
1.022% due 04/25/2034		11,653	9,119
1.080% due 06/25/2034		5,062	4,599
1.127% due 09/25/2034		6,746	6,369
1.140% due 10/25/2033		7,427	6,763
1.727% due 04/25/2034		4,349	3,943
1.802% due 11/25/2034		3,953	3,748
2.132% due 04/25/2034		3,793	3,361
4.790% due 06/25/2033		33	33
4.828% due 12/25/2033		197	201
5.340% due 08/25/2033		840	845
5.800% due 10/25/2033		247	236
Residential Asset Securities Corp. Trust
0.312% due 06/25/2036		4,001	3,795
0.312% due 07/25/2036		15,621	13,404
0.322% due 11/25/2036		19,429	17,153
0.332% due 04/25/2036		3,504	3,267
0.392% due 10/25/2036		8,000	5,692
0.412% due 07/25/2036		2,200	1,691
0.422% due 04/25/2036		14,530	13,865
0.472% due 01/25/2036		5,087	4,893
0.492% due 04/25/2037		23,500	16,121
0.522% due 03/25/2036		20,029	17,451
0.532% due 02/25/2036		6,246	5,393
0.562% due 11/25/2035		11,690	10,964
0.612% due 01/25/2036		10,500	8,306
0.652% due 07/25/2032 ^		143	123
0.742% due 08/25/2035		7,500	6,334
0.742% due 09/25/2035		5,250	4,669
0.802% due 06/25/2035		4,241	3,812

0.900% due 04/25/2034		3,706	3,315
0.947% due 01/25/2035		7,734	7,283
0.977% due 02/25/2034		7,414	7,000
0.992% due 12/25/2034		10,305	9,483
1.052% due 04/25/2035		4,724	4,299
5.120% due 12/25/2033		3,713	3,457
6.084% due 06/25/2032 ^		3,485	3,407
6.349% due 03/25/2032		153	153
Residential Funding Home Equity Loan Trust
0.282% due 05/25/2036		1,730	1,527
Residential Funding Home Loan Trust
5.450% due 08/25/2034		2,889	2,999
Rise Ltd.
4.750% due 02/15/2039 (h)		4,602	4,684
RMF Euro CDO PLC
0.775% due 07/18/2023	EUR	3,100	3,995
Salomon Mortgage Loan Trust
1.052% due 11/25/2033		$1,883	1,783
Saturn CLO Ltd.
0.449% due 05/13/2022		17,448	17,208
Saxon Asset Securities Trust
0.652% due 03/25/2032		789	733
1.125% due 12/25/2033		6,673	6,315
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		646	235
0.232% due 11/25/2036 ^		249	109
0.290% due 06/25/2036		6,312	4,283
0.400% due 06/25/2036		13,002	8,961
0.402% due 05/25/2036		3,882	2,270
0.442% due 11/25/2035		11,161	10,222
0.812% due 10/25/2035		71	70
0.827% due 01/25/2035		1,422	1,294
1.112% due 01/25/2036 ^		2,828	2,245
Skellig Rock BV
0.749% due 11/30/2022	EUR	2,492	3,316
SLM Private Education Loan Trust
2.802% due 12/16/2019		$3,973	4,048
3.402% due 05/16/2044		34,268	36,465
SLM Student Loan Trust
0.411% due 03/15/2024		2,890	2,867
0.421% due 12/15/2023		17,705	17,504
0.471% due 12/16/2041		4,000	3,587
0.502% due 12/15/2023	EUR	8,527	11,543
0.502% due 10/25/2039		10,000	12,310
0.512% due 09/15/2021		1,264	1,729
Sorin Real Estate CDO Ltd.
0.531% due 06/07/2040		$71,839	67,420
Soundview Home Loan Trust
0.232% due 06/25/2037		1,867	1,121
0.262% due 02/25/2037		269	130
0.282% due 07/25/2037		115	89
0.322% due 11/25/2036		38,029	14,797
0.332% due 05/25/2036		442	412
0.362% due 06/25/2037		14,008	8,425
0.382% due 06/25/2036		10,000	7,072
0.662% due 08/25/2035		26,000	22,652
0.672% due 12/25/2035		1,921	1,871
0.977% due 06/25/2035		4,100	3,642
1.452% due 11/25/2033		1,213	1,205
Specialty Underwriting & Residential Finance Trust
0.422% due 04/25/2037		5,347	2,865
0.452% due 12/25/2036		130	124
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	41,423
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	37,099
STORE Master Funding LLC
5.000% due 04/20/2044		17,193	18,044
Streeterville ABS CDO Ltd.
0.573% due 11/03/2040		205,372	173,888
Structured Asset Investment Loan Trust
0.302% due 07/25/2036		16,544	11,229
0.662% due 08/25/2035		2,000	1,345
0.852% due 04/25/2033		893	866
0.887% due 03/25/2035		8,100	7,115
0.932% due 07/25/2035		12,525	11,048
1.127% due 09/25/2034		213	173
Structured Asset Securities Corp. Mortgage Loan Trust
0.292% due 09/25/2036		10,541	10,134
0.302% due 09/25/2036		4,137	3,428
0.322% due 12/25/2036		4,600	3,685
0.322% due 06/25/2037		10,520	8,252
0.472% due 05/25/2037		11,650	10,535
0.522% due 04/25/2036		9,800	8,325
1.152% due 08/25/2037		26,130	24,484
1.250% due 10/25/2037		79,563	42,339
1.651% due 04/25/2035		1,002	977

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		171	158
1.502% due 04/25/2033		558	544
3.450% due 02/25/2032		777	770
5.410% due 06/25/2033		217	219
5.560% due 05/25/2034		884	904
Structured Asset Securities Corp. Trust
7.911% due 05/25/2031		4,145	3,701
Symphony CLO Ltd.
0.976% due 01/15/2024		88,800	87,650
Triaxx Prime CDO Ltd.
0.415% due 10/02/2039		51,287	43,096
Truman Capital Mortgage Loan Trust
0.412% due 03/25/2036		245	230
0.902% due 12/25/2032		2,376	2,403
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,450
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		956	976
6.570% due 08/07/2024		504	515
Venture CDO Ltd.
0.458% due 01/20/2022		9,189	9,080
0.508% due 07/22/2021		39,700	38,973
WaMu Asset-Backed Certificates Trust
0.262% due 04/25/2037		72	38
0.322% due 07/25/2047		10,191	6,406
Wasatch Ltd.
0.392% due 11/14/2022		58,014	56,900
0.465% due 11/14/2022		96,690	94,833
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		207	96
0.302% due 05/25/2036		24,881	16,964
0.330% due 10/25/2036		20,889	9,848
0.390% due 08/25/2036		14,973	9,297
Wells Fargo Home Equity Asset-Backed Securities Trust
0.782% due 11/25/2035		2,600	2,291
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.782% due 04/25/2034		224	199
Wrightwood Capital Real Estate CDO Ltd.
0.547% due 11/21/2040		40,497	38,269

Total Asset-Backed Securities (Cost $6,725,998)			7,323,613

SOVEREIGN ISSUES 7.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,527	11,945
4.125% due 09/15/2017	EUR	5,000	7,319
6.500% due 06/10/2019		$600	678
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	1,707,750	693,646
Brazil Notas do Tesouro Nacional Inflation Linked
6.000% due 05/15/2045		111,929	121,420
6.000% due 08/15/2050		1,498,965	1,622,234
Costa Rica Government International Bond
7.000% due 04/04/2044		$58,000	60,552
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	3,757,000	35,838
4.500% due 07/03/2017		3,260,000	30,902
Indonesia Government International Bond
6.750% due 01/15/2044		$88,400	101,881
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	12,040
Korea Land & Housing Corp.
1.875% due 08/02/2017		6,800	6,840
Russia Government International Bond
5.625% due 04/04/2042		25,200	26,460
5.875% due 09/16/2043		6,800	7,310
7.500% due 03/31/2030		102,729	119,181
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	32,800	48,694
Ukraine Government International Bond
6.250% due 06/17/2016		$800	777
7.500% due 04/17/2023		4,660	4,410
7.750% due 09/23/2020		3,680	3,534
7.800% due 11/28/2022		16,910	16,086
7.950% due 02/23/2021		3,890	3,739
9.250% due 07/24/2017		23,700	24,144

Xunta de Galicia
6.131% due 04/03/2018	EUR	200	322

Total Sovereign Issues (Cost $2,748,984)			2,959,952

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Citigroup, Inc.		19,546	921

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (e)(h)		8,220	25
NVHL S.A. ‘B’ (e)(h)		8,220	26
NVHL S.A. ‘C’ (e)(h)		8,220	26
NVHL S.A. ‘D’ (e)(h)		8,220	26
NVHL S.A. ‘E’ (e)(h)		8,220	26
NVHL S.A. ‘F’ (e)(h)		8,220	26
NVHL S.A. ‘G’ (e)(h)		8,220	26
NVHL S.A. ‘H’ (e)(h)		8,220	26
NVHL S.A. ‘I’ (e)(h)		8,220	26
NVHL S.A. ‘J’ (e)(h)		8,220	26

			259

Total Common Stocks (Cost $1,111)			1,180

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017		6,775	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (g)		1,200	1,457

Total Convertible Preferred Securities (Cost $1,127)			1,457

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)		40,000	1,105
GMAC Capital Trust
8.125% due 02/15/2040		30,000	819
Public Storage
5.200% due 01/16/2018 (g)		78,530	1,738
5.200% due 03/13/2018 (g)		39,532	880
6.000% due 06/04/2019 (g)		450,000	11,169
SLM Corp. CPI Linked Security
3.562% due 01/16/2018		51,000	1,246

			16,957

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (g)		60,000	6,246

UTILITIES 0.0%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		11,150	254

Entergy Louisiana LLC
4.700% due 06/01/2063	33,350	736

		990

Total Preferred Securities (Cost $23,071)		24,193

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
U.S. TREASURY BILLS 1.9%
0.047% due 07/03/2014 - 12/26/2014 (f)(i)(k)(m)	$724,839	724,720

Total Short-Term Instruments (Cost $724,705)		724,720

Total Investments in Securities (Cost $34,705,082)		36,913,416

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio	91,095,962	911,506
PIMCO Short-Term Floating NAV Portfolio III	197,850,805	1,976,925

Total Short-Term Instruments (Cost $2,888,296)		2,888,431

Total Investments in Affiliates (Cost $2,888,296)		2,888,431

Total Investments 106.9% (Cost $37,593,378)		$39,801,847
Financial Derivative Instruments (j)(l) (1.0%) (Cost or Premiums, net $(633,605))		(361,910)
Other Assets and Liabilities, net (5.9%)		(2,197,603)

Net Assets 100.0%		$37,242,334

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind bond security.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$25	0.00%
NVHL S.A. ‘B’	03/09/2012	26	26	0.00%
NVHL S.A. ‘C’	03/09/2012	26	26	0.00%
NVHL S.A. ‘D’	03/09/2012	27	26	0.00%
NVHL S.A. ‘E’	03/09/2012	27	26	0.00%
NVHL S.A. ‘F’	03/09/2012	27	26	0.00%
NVHL S.A. ‘G’	03/09/2012	27	26	0.00%
NVHL S.A. ‘H’	03/09/2012	27	26	0.00%
NVHL S.A. ‘I’	03/09/2012	27	26	0.00%
NVHL S.A. ‘J’	03/09/2012	27	26	0.00%
Rise Ltd.
4.750% due 02/15/2039	02/11/2014	4,637	4,684	0.01%
SLM Corp.
5.000% due 12/15/2015	03/06/2014	131	132	0.00%

		$5,035	$5,075	0.01%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BCY	(2.250%)	05/14/2014	05/13/2016		$(1,102)	$(1,099)
	(0.500%)	06/19/2014	06/18/2016		(4,561)	(4,560)
BRC	0.650%	04/16/2014	07/16/2014	EUR	(5,820)	(7,981)
CFR	(0.750%)	01/23/2014	01/21/2016		(5,540)	(7,561)
	(0.750%)	03/18/2014	12/31/2014		(11,175)	(15,217)

Total Reverse Repurchase Agreements						$(36,418)

(1)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $37,696 at a weighted average interest rate of (0.425%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.500%	07/01/2044	$20,000	$(21,521)	$(21,653)
	Fannie Mae	4.500%	08/01/2044	89,000	(96,001)	(96,136)
FOB	Fannie Mae	3.500%	07/01/2044	884,000	(902,535)	(909,277)
	Freddie Mac	3.000%	08/01/2044	500,000	(491,016)	(491,650)
GSC	Fannie Mae	2.500%	07/01/2029	111,500	(112,789)	(113,260)
	Fannie Mae	3.500%	07/01/2044	619,000	(631,573)	(636,699)
	Fannie Mae	4.500%	07/01/2044	94,000	(101,339)	(101,768)
SAL	Fannie Mae	4.500%	07/01/2044	198,000	(212,974)	(214,362)

Total Short Sales					$(2,569,748)	$(2,584,805)

(i)	Securities with an aggregate market value of $43,393 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	320	$(54)	$0	$(25)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	4,256	(4,731)	0	(864)
British pound currency September Futures	Short	09/2014	436	(962)	0	(229)
Euro currency September Futures	Short	09/2014	800	(1,521)	0	(490)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	2,620	(1,491)	0	(205)

Total Futures Contracts				$(8,759)	$0	$(1,813)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$150,100	$16,853	$4,565	$0	$(155)
CDX.EM-21 5-Year Index	5.000%	06/20/2019	336,600	40,462	4,771	0	(271)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	144,688	13,514	9,601	0	(143)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	559,548	54,068	27,444	0	(760)
CDX.HY-21 5-Year Index	5.000%	12/20/2018	156,749	14,530	10,560	0	(201)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	1,080,585	95,227	12,598	0	(1,497)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	172,700	3,461	745	0	(78)

				$238,115	$70,284	$0	$(3,105)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$(4,833)	$(4,820)	$67	$0
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	4,453	(14,313)	158	0
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	(3,313)	(4,454)	57	0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		34,700	1,345	872	20	0
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	35,507	26,671	0	(2,215)
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		22,000	(1,001)	(665)	0	(129)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		$323,000	(2,177)	(2,768)	0	(388)
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		1,500,000	54,189	1,433	19,850	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		1,234,000	(28,315)	(3,240)	0	(11,298)
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022	AUD	175,000	9,177	7,912	485	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		3,175,400	57,989	56,781	9,258	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		397,900	14,621	16,879	1,171	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		462,900	13,727	13,301	1,418	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	700,000	2,084	93	1,513	0

						$153,453	$93,682	$33,997	$(14,030)

Total Swap Agreements						$391,568	$163,966	$33,997	$(17,135)

(k)	Securities with an aggregate market value of $345,901 and cash of $3,135 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	889,229		$396,869	$0	$(5,587)
	07/2014	EUR	10,526		14,326	0	(88)
	07/2014	GBP	4,266		7,205	0	(96)
	07/2014		$13,017	AUD	13,898	88	0
	07/2014		403,736	BRL	889,229	0	(1,279)
	07/2014		2,334	EUR	1,721	22	0
	08/2014	AUD	15,994		$14,971	0	(74)
	08/2014	EUR	10,950		14,896	0	(99)
	08/2014	JPY	1,136,524		11,160	0	(62)
	08/2014		$27,851	AUD	29,710	96	0
BPS	07/2014	AUD	89,680		$82,932	0	(1,631)
	07/2014	BRL	1,455,716		655,734	1,022	(4,132)
	07/2014		$12,776	AUD	13,755	195	0
	07/2014		654,254	BRL	1,455,716	4,590	0
	07/2014		3,379	EUR	2,482	19	0
	07/2014		6,147	GBP	3,674	141	0
	07/2014		1,293	MXN	16,936	10	0
	08/2014	BRL	1,455,716		$648,339	0	(4,346)
	08/2014	GBP	2,954		5,013	0	(41)
	08/2014		$2,395	EUR	1,759	14	0
	09/2014		1,189	CAD	1,294	21	0
BRC	07/2014	BRL	16,683		$7,454	0	(96)
	07/2014	EUR	166,222		226,126	0	(1,482)
	07/2014	JPY	81,966,921		805,657	0	(3,454)
	07/2014		$7,501	BRL	16,683	64	(15)
	07/2014		13,052	EUR	9,597	89	0
	07/2014		1,043,688	GBP	613,474	6,212	0
	08/2014	GBP	612,743		$1,042,193	0	(6,178)
	08/2014		$1,290	GBP	758	7	0
CBK	07/2014	BRL	1,001,265		$447,013	0	(6,150)
	07/2014	EUR	1,835,938		2,498,208	0	(15,742)
	07/2014	JPY	361,322		3,545	0	(22)
	07/2014		$20,932	AUD	22,421	210	0
	07/2014		454,604	BRL	1,001,265	0	(1,440)
	07/2014		10,642	EUR	7,789	27	(4)
	07/2014		1,208,384	JPY	122,530,127	1,133	0
	08/2014	JPY	122,530,127		$1,208,652	0	(1,171)
	09/2014		$1,236	CAD	1,326	5	0
	01/2015	BRL	387,677		$164,213	0	(2,537)
DUB	07/2014	EUR	2,110		2,874	0	(15)
	07/2014	GBP	617,096		1,030,945	0	(25,152)
	07/2014		$37,358	AUD	39,606	0	(12)
	07/2014		3,618,602	EUR	2,662,497	27,155	0
	08/2014	AUD	39,606		$37,267	11	0
	08/2014	EUR	2,659,313		3,614,716	0	(27,148)
FBF	07/2014	BRL	1,605,122		716,197	0	(10,267)
	07/2014	EUR	567,329		770,081	0	(6,763)
	07/2014	JPY	37,234,856		363,827	0	(3,725)
	07/2014		$725,385	BRL	1,605,122	2,919	(1,840)
	08/2014	BRL	236,681		$104,173	0	(1,945)
	08/2014	CHF	2,551		2,894	16	0
	10/2014	BRL	175,038		75,568	0	(1,618)
	01/2015		94,240		39,609	0	(926)
GLM	07/2014		120,871		53,948	80	(837)
	07/2014	EUR	10,565		14,381	0	(86)
	07/2014	JPY	2,216,081		21,654	0	(221)
	07/2014		$53,341	BRL	120,871	1,364	0
	07/2014		2,276	GBP	1,353	39	0
	08/2014	AUD	15,861		$14,888	0	(32)
	08/2014	BRL	33,185		14,945	66	0
	08/2014	EUR	5,481		7,470	0	(36)
	09/2014	CAD	4,002		3,720	0	(24)
	10/2014	BRL	275,474		118,925	0	(2,550)
	10/2014	MXN	167,144		12,815	29	0
	01/2015	BRL	127,181		53,341	0	(1,363)
HUS	07/2014		234,138		98,729	0	(7,240)
	07/2014		$106,306	BRL	234,138	0	(337)
JPM	07/2014	BRL	1,919,753		$871,544	2,749	(69)
	07/2014	EUR	93,959		127,753	0	(906)
	07/2014	JPY	750,947		7,347	0	(66)
	07/2014		$856,655	BRL	1,919,753	12,208	0
	07/2014		4,854	GBP	2,860	41	0
	08/2014	AUD	15,874		$14,907	0	(25)
	08/2014	BRL	1,919,753		848,871	0	(11,870)
	08/2014	JPY	380,618		3,743	0	(15)
	09/2014		$1,956	CAD	2,121	28	0
	01/2015	BRL	99,385		$42,185	0	(563)
MSC	07/2014		71,664		29,713	0	(2,722)
	07/2014	MXN	143,212		10,980	0	(43)
	07/2014		$32,538	BRL	71,664	0	(103)
	01/2015	BRL	87,180		$36,658	0	(840)
RBC	07/2014		$3,493	EUR	2,565	20	0
	08/2014		490	MXN	6,488	9	0
	09/2014	CAD	23,800		$21,893	0	(368)
	09/2014		$1,274	CAD	1,386	23	0
UAG	07/2014	BRL	799,301		$362,906	1,150	0
	07/2014		$356,831	BRL	799,301	4,926	0
	08/2014	BRL	799,301		$353,595	0	(4,780)

Total Forward Foreign Currency Contracts						$66,798	$(170,233)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$22,200	$(70)	$(45)
BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014	38,500	(111)	(49)

						$(181)	$(94)

Total Written Options						$(181)	$(94)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Centex Corp.	(1.000%	)	06/20/2016	0.109%	$8,500	$913	$(1,066)	$0	$(153)
BRC	FBG Finance Ltd.	(1.600%	)	06/20/2015	0.078%	2,000	0	(31)	0	(31)
DUB	Embarq Corp.	(1.000%	)	06/20/2016	0.264%	4,500	173	(240)	0	(67)

							$1,086	$(1,337)	$0	$(251)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		$21,400	$(719)	$212	$0	$(507)
	Japan Government International Bond	1.000%	03/20/2016	0.130%		3,100	(32)	80	48	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		31,300	(1,754)	2,104	350	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		26,600	(1,406)	627	0	(779)
	Russia Government International Bond	1.000%	06/20/2024	2.188%		37,800	(3,600)	(40)	0	(3,640)
	Russia Government International Bond	1.000%	09/20/2024	2.198%		11,600	(1,179)	32	0	(1,147)
BPS	Brazil Government International Bond	1.000%	03/20/2019	1.316%		11,500	(372)	211	0	(161)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		11,600	(340)	65	0	(275)
	Peru Government International Bond	1.000%	03/20/2019	0.742%		8,600	(41)	146	105	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%		19,000	(1,219)	213	0	(1,006)
BRC	China Government International Bond	1.000%	09/20/2018	0.562%		14,500	(70)	337	267	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%		12,900	(74)	244	170	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		22,700	(676)	138	0	(538)
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%		10,100	(632)	97	0	(535)
	Philippines Government International Bond	1.000%	03/20/2019	0.783%		12,900	0	132	132	0
	Philippines Government International Bond	1.000%	06/20/2019	0.834%		17,000	17	124	141	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		19,000	(1,094)	538	0	(556)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		26,800	(1,662)	770	0	(892)
	Russia Government International Bond	1.000%	06/20/2024	2.188%		37,400	(4,441)	840	0	(3,601)
	Russia Government International Bond	1.000%	09/20/2024	2.198%		9,900	(819)	(160)	0	(979)
CBK	China Government International Bond	1.000%	09/20/2018	0.562%		28,700	(140)	669	529	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		12,900	(564)	317	0	(247)
	Japan Government International Bond	1.000%	03/20/2016	0.130%		700	(5)	16	11	0
	Japan Government International Bond	1.000%	06/20/2016	0.141%		2,600	(1)	46	45	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		49,313	(2,734)	1,289	0	(1,445)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		138,700	(8,809)	4,195	0	(4,614)
	Russia Government International Bond	1.000%	06/20/2024	2.188%		30,700	(3,329)	373	0	(2,956)
	Russia Government International Bond	1.000%	09/20/2024	2.198%		26,300	(2,281)	(319)	0	(2,600)
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	8,000	(698)	340	0	(358)
	Ukraine Government International Bond	5.000%	03/20/2019	8.069%		$7,700	(1,154)	320	0	(834)
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.165%		15,400	(653)	554	0	(99)
	China Government International Bond	1.000%	09/20/2018	0.562%		14,500	(63)	330	267	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		17,000	17	181	198	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		68,200	(2,156)	539	0	(1,617)
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		17,000	152	154	306	0
FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	EUR	5,000	1,085	149	1,234	0
	HeidelbergCement Finance BV	5.000%	03/20/2020	1.537%		3,000	672	111	783	0
GST	Brazil Government International Bond	1.000%	09/20/2018	1.165%		$30,800	(1,313)	1,114	0	(199)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		34,500	(1,171)	688	0	(483)
	Colombia Government International Bond	1.000%	03/20/2019	0.721%		12,900	(74)	244	170	0
	Japan Government International Bond	1.000%	03/20/2016	0.130%		18,700	(194)	482	288	0
	Mexico Government International Bond	1.000%	09/20/2018	0.491%		19,200	(252)	663	411	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		25,800	137	356	493	0
	Panama Government International Bond	1.000%	03/20/2019	0.677%		8,600	(12)	143	131	0
	Peru Government International Bond	1.000%	03/20/2019	0.742%		12,900	(105)	262	157	0
	Philippines Government International Bond	1.000%	03/20/2019	0.783%		12,900	0	132	132	0
	Russia Government International Bond	1.000%	09/20/2018	1.534%		19,000	(779)	375	0	(404)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		42,400	(1,409)	167	0	(1,242)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		9,700	(600)	277	0	(323)
	Russia Government International Bond	1.000%	06/20/2024	2.188%		8,400	(950)	141	0	(809)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.728%	JPY	110,000	(12)	15	3	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.942%		960,000	(226)	239	13	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.670%		$2,700	(43)	278	235	0
HUS	Brazil Government International Bond	1.000%	09/20/2018	1.165%		11,500	(490)	416	0	(74)
	China Government International Bond	1.000%	09/20/2018	0.562%		7,200	(35)	167	132	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%		12,900	(62)	231	169	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		25,800	(1,059)	566	0	(493)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		5,200	(161)	37	0	(124)
	Japan Government International Bond	1.000%	06/20/2016	0.141%		6,700	(3)	119	116	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		12,900	106	140	246	0

	Panama Government International Bond	1.000%	03/20/2019	0.677%		8,600	(8)	139	131	0
	Peru Government International Bond	1.000%	03/20/2019	0.742%		25,800	(174)	486	312	0
	Peru Government International Bond	1.000%	06/20/2019	0.784%		17,000	(50)	232	182	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		800	(26)	28	2	0
	Russia Government International Bond	1.000%	09/20/2018	1.534%		34,500	(1,400)	665	0	(735)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		38,300	(1,615)	492	0	(1,123)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		40,240	(2,226)	888	0	(1,338)
	Russia Government International Bond	1.000%	06/20/2024	2.188%		18,340	(1,888)	122	0	(1,766)
JPM	Brazil Government International Bond	1.000%	09/20/2018	1.165%		19,300	(823)	698	0	(125)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		13,500	(602)	413	0	(189)
	China Government International Bond	1.000%	09/20/2018	0.562%		12,200	(53)	278	225	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%		12,900	(56)	225	169	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		12,900	(564)	318	0	(246)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		42,600	(1,426)	416	0	(1,010)
	Japan Government International Bond	1.000%	03/20/2016	0.130%		6,300	(76)	173	97	0
	Nokia OYJ	5.000%	06/20/2017	0.871%	EUR	9,000	(1,135)	2,657	1,522	0
	Panama Government International Bond	1.000%	03/20/2019	0.677%		$8,600	11	119	130	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		1,000	(29)	31	2	0
	Philippines Government International Bond	1.000%	03/20/2019	0.783%		12,900	(12)	143	131	0
	Russia Government International Bond	1.000%	09/20/2018	1.534%		42,700	(1,761)	852	0	(909)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		27,300	(824)	24	0	(800)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		38,200	(2,653)	1,383	0	(1,270)
	Russia Government International Bond	1.000%	06/20/2024	2.188%		9,200	(845)	(40)	0	(885)
	Thailand Government International Bond	1.000%	06/20/2019	1.066%		8,500	(78)	54	0	(24)
	Ukraine Government International Bond	5.000%	03/20/2019	8.069%		1,900	(297)	91	0	(206)
MYC	Japan Government International Bond	1.000%	03/20/2016	0.130%		7,500	(87)	202	115	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		12,900	103	143	246	0
	Panama Government International Bond	1.000%	03/20/2019	0.677%		12,900	6	189	195	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		400	(13)	14	1	0
	Philippines Government International Bond	1.000%	03/20/2019	0.783%		12,900	0	132	132	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		5,000	(289)	142	0	(147)
	South Africa Government International Bond	1.000%	06/20/2019	1.712%		17,000	(700)	136	0	(564)
	Thailand Government International Bond	1.000%	06/20/2019	1.066%		8,500	(78)	54	0	(24)
RYL	Japan Government International Bond	1.000%	03/20/2016	0.130%		5,200	(61)	141	80	0

							$(69,210)	$35,266	$10,954	$(44,898)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$11,400	$(2,964)	$700	$0	$(2,264)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	54,566	(30,625)	14,274	0	(16,351)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	6,387	(3,601)	1,331	0	(2,270)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	69,805	(1,864)	1,205	0	(659)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	63,949	(2,251)	1,899	0	(352)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	188,800	(5,304)	2,507	0	(2,797)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	8,000	(19)	27	8	0
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	50,000	3,587	162	3,749	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	9,120	(2,371)	560	0	(1,811)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	17,159	(9,695)	4,553	0	(5,142)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	12,500	(444)	259	0	(185)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	30,400	(1,000)	1,030	30	0
	PrimeX.ARM.2-AAA Index	4.580%	12/25/2037	9,443	401	(58)	343	0
CBK	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	23,331	(11,374)	6,348	0	(5,026)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	131,783	(74,169)	34,679	0	(39,490)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	49,020	(2,217)	1,755	0	(462)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	95,923	(3,307)	2,778	0	(529)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	50,000	(2,106)	1,366	0	(740)
DUB	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	24,023	(13,513)	6,314	0	(7,199)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	21,316	(12,017)	4,441	0	(7,576)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	66,863	(1,781)	1,150	0	(631)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	265,867	(10,539)	9,076	0	(1,463)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	159,000	(4,321)	1,966	0	(2,355)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	42,500	(1,436)	436	0	(1,000)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	10,000	(208)	218	10	0
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	31,828	(28,288)	15,450	0	(12,838)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	930	(738)	329	0	(409)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	221,697	(124,624)	58,189	0	(66,435)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	124,542	(70,211)	25,946	0	(44,265)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	86,177	(2,739)	1,927	0	(812)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	194,487	(10,489)	9,418	0	(1,071)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	288,500	(9,371)	5,097	0	(4,274)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	202,100	(7,062)	2,307	0	(4,755)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	68,000	(1,528)	1,596	68	0
GST	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	9,120	(2,371)	560	0	(1,811)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	51,478	(29,002)	13,576	0	(15,426)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	37,255	(1,268)	917	0	(351)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	124,573	(4,465)	3,779	0	(686)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	62,500	(1,839)	913	0	(926)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	50,000	(1,556)	380	0	(1,176)
HUS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	25,000	2,450	(574)	1,876	0
JPM	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	1,068	(449)	18	0	(431)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	254	(155)	43	0	(112)
	ABX.HE.AA.7-2 Index	1.920%	01/25/2038	197	(122)	(60)	0	(182)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	17,159	(9,631)	4,489	0	(5,142)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	30,784	(1,469)	1,178	0	(291)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	44,001	(1,720)	1,478	0	(242)
MYC	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	27,455	(15,409)	7,182	0	(8,227)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	15,967	(9,001)	3,326	0	(5,675)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	73,530	(2,893)	2,200	0	(693)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	250,613	(8,858)	7,478	0	(1,380)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	177,000	(4,870)	2,248	0	(2,622)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	122,000	(4,077)	1,207	0	(2,870)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	18,700	(682)	701	19	0
RYL	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	31,744	(17,813)	8,301	0	(9,512)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	6,387	(3,600)	1,331	0	(2,269)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	14,667	(385)	304	0	(81)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	25,000	(953)	582	0	(371)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	20,000	(415)	435	20	0
UAG	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	57,500	(2,105)	1,253	0	(852)

					$(570,846)	$282,480	$6,123	$(294,489)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	715,000	$27	$2,078	$2,105	$0
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	97,200	(138)	4,717	4,579	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	2,209,000	(1,588)	5,478	3,890	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		130,000	14	369	383	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		2,193,000	(46)	(400)	0	(446)
GLM	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	145,800	(204)	7,072	6,868	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	625,000	(433)	1,534	1,101	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		750,000	(493)	1,814	1,321	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,000	15	220	235	0
JPM	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		130,000	(76)	305	229	0
MYC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		460,000	(338)	1,149	811	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,105,000	38	3,215	3,253	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		500,000	(429)	(326)	0	(755)
UAG	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	128,000	(102)	11,141	11,039	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	150,000	10	431	441	0

							$(3,743)	$38,797	$36,255	$(1,201)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	61,329	Not Applicable, Fully Funded	02/11/2015	$9,289	$9,289	$4,788	$14,077	$0

Total Swap Agreements							$(633,424)	$359,994	$67,409	$(340,839)

(m)	Securities with an aggregate market value of $371,736 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,748,060	$214,359	$2,962,419
Corporate Bonds & Notes
Banking & Finance	67,945	3,731,392	10,167	3,809,504
Industrials	0	2,659,705	108,192	2,767,897
Utilities	0	1,025,031	5,914	1,030,945
Convertible Bonds & Notes
Banking & Finance	0	34,531	0	34,531
Industrials	0	529	0	529
Municipal Bonds & Notes
California	0	23,375	0	23,375
New York	0	2,405	0	2,405
Ohio	0	1,795	0	1,795
Tennessee	0	2,584	0	2,584
U.S. Government Agencies	0	4,151,917	0	4,151,917
U.S. Treasury Obligations	0	76	0	76
Mortgage-Backed Securities	0	10,443,737	646,587	11,090,324
Asset-Backed Securities	0	7,007,678	315,935	7,323,613
Sovereign Issues	0	2,959,952	0	2,959,952
Common Stocks
Financials	921	0	0	921
Health Care	0	0	259	259
Convertible Preferred Securities
Banking & Finance	1,457	0	0	1,457
Preferred Securities
Banking & Finance	16,957	0	0	16,957
Industrials	0	6,246	0	6,246
Utilities	990	0	0	990
Short-Term Instruments
U.S. Treasury Bills	0	724,720	0	724,720
	$88,270	$35,523,733	$1,301,413	$36,913,416

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,888,431	$0	$0	$2,888,431
Total Investments	$2,976,701	$35,523,733	$1,301,413	$39,801,847

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,584,805)	$0	$(2,584,805)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	33,997	0	33,997
Over the counter	0	119,895	14,312	134,207
	$0	$153,892	$14,312	$168,204

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,813)	(17,135)	0	(18,948)
Over the counter	0	(511,166)	0	(511,166)

	$(1,813)	$(528,301)	$0	$(530,114)

Totals	$2,974,888	$32,564,519	$1,315,725	$36,855,132

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$193,991	$5,752	$(56)	$494	$0	$4,118	$11,165	$(1,105)	$214,359	$4,115
Corporate Bonds & Notes
Banking & Finance	172,884	130,775	(223)	(9)	0	1,777	0	(295,037)	10,167	169
Industrials	126,753	0	(9,810)	(178)	(369)	(1,989)	5,170	(11,385)	108,192	399
Utilities	6,806	0	(457)	0	0	(54)	0	(381)	5,914	47
Mortgage-Backed Securities	162,166	525,478	(18,325)	390	201	5,526	0	(28,849)	646,587	5,097
Asset-Backed Securities	60,080	256,666	(2,956)	35	25	2,085	0	0	315,935	2,128
Common Stocks
Health Care	261	0	0	0	0	(2)	0	0	259	(2)

	$722,941	$918,671	$(31,827)	$732	$(143)	$11,461	$16,335	$(336,757)	$1,301,413	$11,953
Financial Derivative Instruments – Assets
Over the counter	$9,766	$0	$0	$0	$0	$4,546	$0	$0	$14,312	$4,546

Totals	$732,707	$918,671	$(31,827)	$732	$(143)	$16,007	$16,335	$(336,757)	$1,315,725	$16,499

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$214,359	Third Party Vendor	Broker Quote	83.00 - 111.50
Corporate Bonds & Notes
Banking & Finance	10,167	Benchmark Pricing	Base Price	110.05
Industrials	108,192	Third Party Vendor	Broker Quote	101.25 - 117.50
Utilities	5,914	Benchmark Pricing	Base Price	94.05
Mortgage-Backed Securities	639,427	Benchmark Pricing	Base Price	51.46 - 102.00
	5,022	Other Valuation Techniques (3)	—	—
	2,138	Third Party Vendor	Broker Quote	99.53 - 102.50
Asset-Backed Securities	315,935	Benchmark Pricing	Base Price	65.50 - 104.78
Common Stocks
Health Care	259	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	236	Indicative Market Quotation	Broker Quote	8.57
	14,076	Other Valuation Techniques (3)	—	—

Total	$1,315,725

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.5%
CORPORATE BONDS & NOTES 8.1%
BANKING & FINANCE 5.2%
Banco Santander Chile
1.828% due 01/19/2016		$3,600	$3,636
Bank of America Corp.
3.929% due 10/21/2025	MXN	91,000	7,840
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 12/14/2015		800	1,141
3.500% due 01/17/2019		7,700	11,212
4.375% due 02/14/2017		200	294
BPE Financiaciones S.A.
2.500% due 02/01/2017		5,000	7,017
2.875% due 05/19/2016		3,500	4,914
Citigroup, Inc.
0.745% due 05/01/2017		$7,500	7,499
Dexia Credit Local S.A.
1.250% due 10/18/2016		3,500	3,526
Export-Import Bank of India
2.384% due 03/30/2016		3,000	3,029
Intesa Sanpaolo SpA
3.125% due 01/15/2016		800	822
JPMorgan Chase Bank N.A.
0.647% due 06/02/2017		6,700	6,709
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,600	9,757

			67,667

INDUSTRIALS 1.3%
Altice S.A.
7.250% due 05/15/2022		5,500	8,002
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		$1,400	1,404
Numericable Group S.A.
5.625% due 05/15/2024	EUR	2,100	3,080
6.000% due 05/15/2022		$4,300	4,477
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		100	108

			17,071

UTILITIES 1.6%
AT&T, Inc.
0.654% due 03/30/2017		7,400	7,419
BellSouth Corp.
4.182% due 04/26/2021		7,300	7,511
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		600	563
Petrobras Global Finance BV
2.592% due 03/17/2017		5,300	5,377
Rosneft Finance S.A.
6.625% due 03/20/2017		100	110
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		200	201

			21,181

Total Corporate Bonds & Notes (Cost $104,601)			105,919

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		185	159

Total Municipal Bonds & Notes (Cost $144)			159

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
4.000% due 07/01/2044 - 08/01/2044		2,000	2,115
4.084% due 02/25/2018 (a)		5,061	584

Total U.S. Government Agencies (Cost $2,765)			2,699

U.S. TREASURY OBLIGATIONS 52.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)	2,262	2,322
0.125% due 04/15/2018 (f)(h)(k)	101,084	104,432
0.125% due 04/15/2019 (f)	2,841	2,925
0.125% due 01/15/2022 (i)	209	211
0.125% due 07/15/2022 (f)(i)(k)	62,795	63,212
0.125% due 01/15/2023 (f)(i)(k)	38,733	38,597
0.375% due 07/15/2023 (f)	42,388	43,199
0.625% due 07/15/2021 †	4,207	4,432
0.625% due 02/15/2043	825	748
0.750% due 02/15/2042	262	246
1.125% due 01/15/2021 (f)	28,220	30,574
1.250% due 07/15/2020 (f)	5,437	5,961
1.375% due 01/15/2020 (f)	110,727	121,471
1.375% due 02/15/2044 (f)	25,022	27,471
1.625% due 01/15/2015 (f)	3,486	3,544
1.750% due 01/15/2028 (f)(k)	8,260	9,505
1.875% due 07/15/2015 (f)	611	635
1.875% due 07/15/2019 (f)	15,002	16,890
2.000% due 07/15/2014 (i)(k)	3,773	3,782
2.000% due 01/15/2026 (f)	6,690	7,878
2.375% due 01/15/2025 (f)	52,573	63,688
2.375% due 01/15/2027 (f)	4,096	5,025
2.500% due 01/15/2029 (f)	6,845	8,630
3.875% due 04/15/2029	2,884	4,213
U.S. Treasury Notes
0.109% due 04/30/2016 †	2,700	2,701
0.125% due 07/31/2014 (i)†	100	100
0.250% due 08/31/2014 †	3,426	3,427
0.250% due 10/31/2014 †	6,708	6,713
0.250% due 11/30/2014 †	300	300
0.250% due 01/15/2015 (i)†	14,400	14,414
0.250% due 01/31/2015 †	2,700	2,703
0.375% due 06/30/2015 (i)(k)	685	687
0.500% due 08/15/2014 (i)†	14,200	14,208
0.500% due 10/15/2014 †	4,374	4,380
0.625% due 07/15/2014 (i)†	4,900	4,901
2.250% due 04/30/2021 (f)(k)	60,800	61,384

Total U.S. Treasury Obligations (Cost $684,953)		685,509

MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Alternative Loan Trust
0.802% due 12/25/2035	2,125	1,558
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049	300	331
Bear Stearns Adjustable Rate Mortgage Trust
4.974% due 03/25/2035	182	184
Bear Stearns Alt-A Trust
4.899% due 07/25/2035	2,016	1,708
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	218	219
Commercial Mortgage Trust
2.365% due 02/10/2029	500	515
Countrywide Alternative Loan Trust
4.867% due 10/25/2035 ^	214	181
5.500% due 01/25/2036	884	763
6.000% due 08/25/2036	305	274
6.000% due 04/25/2037	844	717
6.250% due 11/25/2036 ^	233	213
Countrywide Home Loan Mortgage Pass-Through Trust
2.509% due 04/20/2035	93	95
6.000% due 05/25/2037 ^	1,240	1,082
Deutsche ALT-A Securities, Inc.
0.452% due 04/25/2037	1,472	835
GSR Mortgage Loan Trust
2.657% due 09/25/2035	93	94
6.000% due 11/25/2035 ^	1,014	908
HarborView Mortgage Loan Trust
0.285% due 03/19/2037	2,148	1,802
IndyMac Mortgage Loan Trust
0.332% due 07/25/2047	1,200	892
JPMorgan Mortgage Trust
5.031% due 06/25/2035	42	42
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	297	325
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035	492	487
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	295	319
5.700% due 09/12/2049	400	445

Morgan Stanley Mortgage Loan Trust
2.132% due 06/25/2036		543	532
New York Mortgage Trust
2.696% due 05/25/2036		529	485
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^		921	509
6.250% due 11/25/2036		269	208
Structured Asset Mortgage Investments Trust
0.362% due 05/25/2046		93	71
Thornburg Mortgage Securities Trust
5.790% due 07/25/2036		96	97
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		73	69
0.442% due 10/25/2045		227	215
2.049% due 11/25/2036 ^		960	851
2.442% due 09/25/2033		40	40
Wells Fargo Mortgage-Backed Securities Trust
2.483% due 12/25/2033		144	144
2.615% due 10/25/2035		253	255

Total Mortgage-Backed Securities (Cost $17,152)			17,465

ASSET-BACKED SECURITIES 0.9%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.151% due 08/15/2033		214	193
Citibank Omni Master Trust
2.902% due 08/15/2018		4,400	4,414
Citigroup Mortgage Loan Trust, Inc.
0.292% due 05/25/2037		475	455
Four Corners CLO Ltd.
0.504% due 01/26/2020		498	496
Galaxy CLO Ltd.
0.469% due 04/25/2019		87	87
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		729	728
GSAMP Trust
0.312% due 05/25/2046		301	258
MASTR Asset-Backed Securities Trust
0.392% due 06/25/2036		409	229
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 10/25/2036		223	133
Morgan Stanley Mortgage Loan Trust
0.382% due 02/25/2037		352	204
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035		300	296
Residential Asset Mortgage Products Trust
0.322% due 05/25/2036		294	291
Saxon Asset Securities Trust
0.945% due 03/25/2035		411	374
4.034% due 06/25/2033		41	42
Securitized Asset-Backed Receivables LLC Trust
0.432% due 08/25/2035		573	563
Soundview Home Loan Trust
0.432% due 05/25/2036		500	424
1.102% due 10/25/2037		2,400	1,625
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		63	63
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		82	80
Wood Street CLO BV
0.666% due 03/29/2021	EUR	120	163

Total Asset-Backed Securities (Cost $11,065)			11,118

SOVEREIGN ISSUES 9.6%
Australia Government Bond
4.500% due 04/21/2033	AUD	400	400
5.250% due 03/15/2019		8,100	8,405
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	500	691
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	10,300	3,539
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		45,704	18,952
10.000% due 01/01/2025		33,800	13,451
Colombian TES
3.000% due 03/25/2033 (c)	COP	957,429	447
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	11,049	15,927
2.100% due 09/15/2021 (c)		760	1,120
3.100% due 09/15/2026 (c)		106	167
5.500% due 11/01/2022		100	168
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	51,317	4,535
Mexico Government International Inflation Linked Bond
3.560% due 01/30/2020		18,700	1,441

New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	6,000	5,102
3.000% due 09/20/2030		800	729
Slovenia Government International Bond
4.000% due 02/17/2016	EUR	179	258
4.750% due 05/10/2018		$1,400	1,514
5.250% due 02/18/2024		5,900	6,372
5.500% due 10/26/2022		10,200	11,207
5.850% due 05/10/2023		16,100	18,153
Spain Government International Bond
3.800% due 04/30/2024	EUR	2,200	3,304
5.400% due 01/31/2023		5,900	9,931

Total Sovereign Issues (Cost $120,757)			125,813

	SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI Emerging Markets ETF		96,237	4,160
iShares U.S. Real Estate ETF		109,952	7,894
Vanguard FTSE Emerging Markets ETF		385,703	16,635

Total Exchange-Traded Funds (Cost $26,724)			28,689

REAL ESTATE INVESTMENT TRUSTS 1.6%
FINANCIALS 1.6%
Apartment Investment & Management Co. ‘A’		123,983	4,001
Equity Residential		75,197	4,737
Essex Property Trust, Inc. (h)		22,021	4,072
Home Properties, Inc. (h)		61,303	3,921
Post Properties, Inc. (h)		77,195	4,127

Total Real Estate Investment Trusts (Cost $18,555)			20,858

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.0%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$7,500	7,500
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		2,600	2,600

			10,100

REPURCHASE AGREEMENTS (e) 0.5%			6,803

SHORT-TERM NOTES 12.3%
Fannie Mae
0.065% due 09/03/2014 †		10,400	10,399
0.070% due 11/03/2014 †		4,700	4,699
0.080% due 07/14/2014 - 11/17/2014 †		23,500	23,499
0.120% due 09/24/2014 †		8,300	8,299
Federal Home Loan Bank
0.050% due 07/18/2014 †		13,600	13,600
0.058% due 07/09/2014 †		15,700	15,700
0.061% due 07/11/2014 †		300	300
0.075% due 10/10/2014 - 10/22/2014 †		500	500
0.076% due 11/14/2014 †		1,700	1,700
0.078% due 10/08/2014 †		2,500	2,500
0.083% due 12/03/2014 †		1,900	1,900
0.085% due 07/16/2014 †		8,200	8,200
0.090% due 01/14/2015 †		3,300	3,299
0.100% due 02/25/2015 †		500	500
0.101% due 02/23/2015 †		23,000	22,987
0.105% due 03/30/2015 †		12,500	12,491
Freddie Mac
0.055% due 09/02/2014 †		800	800
0.070% due 11/21/2014 †		10,500	10,498
0.075% due 10/24/2014 †		12,100	12,098
0.080% due 11/21/2014 - 11/26/2014 †		4,900	4,899
0.090% due 01/08/2015 †		4,400	4,398
0.091% due 09/15/2014 †		400	400
0.110% due 07/11/2014 †		8,000	8,000
0.120% due 05/27/2015 †		1,800	1,798
0.130% due 06/09/2015 †		9,000	8,991
0.133% due 07/01/2014 †		600	600

			183,055

GREECE TREASURY BILLS 0.2%
2.442% due 07/18/2014 - 08/18/2014 (b)	EUR	2,000	2,734

U.S. TREASURY BILLS 1.5%
0.054% due 07/24/2014 - 12/26/2014 (b)(f)(i)(k)†		$19,973	19,970

Total Short-Term Instruments (Cost $222,666)			222,663

Total Investments in Securities (Cost $1,209,381)			1,220,892

	SHARES
INVESTMENTS IN AFFILIATES 18.5%
MUTUAL FUNDS (d) 15.9%
PIMCO Emerging Markets Currency Fund		19,982,114	207,614

Total Mutual Funds (Cost $206,567)			207,614

SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio		1,783	18
PIMCO Short-Term Floating NAV Portfolio III		3,338,604	33,359

Total Short-Term Instruments (Cost $33,374)			33,377

Total Investments in Affiliates (Cost $239,941)			240,991

Total Investments 112.0% (Cost $1,499,322)			$1,461,883

Financial Derivative Instruments (g)(j) 0.5% (Cost or Premiums, net $1,245)			6,415
Other Assets and Liabilities, net (12.5%)			(162,347)

Net Assets 100.0%			$1,305,951

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000% †	06/30/2014	07/01/2014	$2,203	Fannie Mae 2.110% due 11/07/2022	$(2,250)	$2,203	$2,203
TDM	0.140% †	06/30/2014	07/01/2014	4,600	U.S. Treasury Bonds 4.625% due 02/15/2040	(4,765)	4,600	4,600

Total Repurchase Agreements						$(7,015)	$6,803	$6,803

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(17,280)	$(17,283)
	0.210%	06/30/2014	07/09/2014	(13,745)	(13,745)
	0.220%	06/27/2014	07/03/2014	(36,579)	(36,580)
RDR	0.110%	04/23/2014	07/11/2014	(7,037)	(7,039)

Total Reverse Repurchase Agreements					$(74,647)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/02/2014	07/16/2014	$(33,190)	$(33,248)
	0.131%	06/02/2014	07/16/2014	(22,992)	(22,921)
	0.140%	07/01/2014	07/16/2014	(57,786)	(57,838)
	0.150%	06/05/2014	07/07/2014	(13,185)	(13,195)
	0.150%	06/09/2014	07/25/2014	(10,522)	(10,551)
	0.151%	06/09/2014	07/25/2014	(4,191)	(4,172)
	0.200%	06/24/2014	07/01/2014	(57,441)	(57,443)
BPG	0.130%	05/27/2014	07/14/2014	(5,748)	(5,759)
	0.150%	06/03/2014	07/09/2014	(10,335)	(10,348)
	0.150%	06/04/2014	07/08/2014	(810)	(811)
	0.150%	06/05/2014	07/07/2014	(17,495)	(17,510)
	0.150%	06/09/2014	07/10/2014	(31,349)	(31,384)
	0.160%	06/10/2014	07/10/2014	(40,359)	(40,406)
MSC	0.250%	06/30/2014	07/02/2014	(3,527)	(3,527)
TDM	0.100%	05/20/2014	07/15/2014	(821)	(822)
	0.120%	05/23/2014	07/11/2014	(4,387)	(4,395)

Total Sale-Buyback Transactions					$(314,330)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $167,006 at a weighted average interest rate of 0.114%.
(3)	Payable for sale-buyback transactions includes $313 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$18,000	$(18,988)	$(19,034)
DEU	Fannie Mae	4.000%	08/01/2044	6,000	(6,342)	(6,345)
FOB	Fannie Mae	4.000%	07/01/2044	17,000	(18,025)	(18,030)
	Fannie Mae	4.000%	08/01/2044	34,000	(35,956)	(35,954)
GSC	Fannie Mae	4.000%	08/01/2044	12,000	(12,677)	(12,690)
MSC	Fannie Mae	4.000%	08/01/2044	5,000	(5,288)	(5,287)

Total Short Sales					$(97,276)	$(97,340)

(f)	Securities with an aggregate market value of $390,844 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	28	$48	$127
Put - NYMEX Brent Crude December Futures †	95.000	11/10/2014	164	543	61
Put - NYMEX WTI Crude December Futures †	85.000	11/17/2014	8	11	2

				$602	$190

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$116.500	08/22/2014	619	$5	$10
Put - CME E-mini S&P 500 Index September Futures	1,600.000	09/19/2014	320	741	32

				$746	$42

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE SPDR S&P 500 ETF Trust	$140.000	01/17/2015	1,752	$1,116	$66

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	116	$557	$747

Total Purchased Options				$3,021	$1,045

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	28	$(49)	$(11)
Put - NYMEX Brent Crude December Futures †	83.000	11/10/2014	164	(205)	(8)
Put - NYMEX WTI-Brent Crude Spread August Futures †	(9.000)	07/15/2014	60	(21)	(18)
Call - NYMEX WTI-Brent Crude Spread August Futures †	(5.000)	07/15/2014	60	(51)	(17)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	33	(28)	(5)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(15.000)	11/12/2014	22	(10)	(10)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(14.000)	11/12/2014	64	(83)	(38)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(5.000)	11/12/2014	64	(91)	(64)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(3.000)	11/12/2014	22	(6)	(13)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	33	(24)	(16)
Put - NYMEX WTI-Brent Crude Spread September Futures †	(12.000)	08/13/2014	64	(53)	(15)
Call - NYMEX WTI-Brent Crude Spread September Futures †	(6.000)	08/13/2014	64	(78)	(62)

				$(699)	$(277)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME E-mini S&P 500 Index September Futures	1,400.000	09/19/2014	320	$(296)	$(8)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE SPDR S&P 500 ETF Trust	$120.000	01/17/2015	1,752	$(522)	$(22)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	200	$(179)	$(134)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	116	(545)	(324)

				$(724)	$(458)

Total Written Options				$(2,241)	$(765)

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	29	$(27)	$0	$(6)
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	1	(5)	0	0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	1	(4)	0	0
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	18	(39)	0	(12)
Brent Crude August Futures †	Long	07/2014	176	(348)	0	(193)
Brent Crude December Futures †	Long	11/2015	298	686	0	(65)
Brent Crude December Futures †	Short	10/2016	298	(677)	66	0
Brent Crude June Futures †	Short	05/2015	71	44	31	0
Brent Crude March Futures †	Short	02/2015	180	(791)	94	0
Brent Crude September Futures †	Short	08/2014	176	314	137	0
Call Options Strike @ USD 119.00 on Brent Crude September Futures †	Short	08/2014	32	16	6	0
Canola November Futures †	Long	11/2014	510	(82)	0	(128)
Cocoa December Futures †	Long	12/2014	864	44	380	(70)
Cocoa September Futures †	Short	09/2014	864	(72)	87	(416)
Corn December Futures †	Long	12/2014	1,411	(3,037)	0	(1,435)
Corn September Futures †	Short	09/2014	397	315	466	0
E-mini S&P 500 Index September Futures	Long	09/2014	62	32	1	0
Euro-Mill Wheat January Futures †	Long	01/2015	76	(107)	4	(9)
Euro-Mill Wheat March Futures †	Long	03/2015	474	(694)	16	(57)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil August Futures †	Long	08/2014	3	2	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil December Futures †	Long	12/2014	4	4	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil July Futures †	Long	07/2014	3	2	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil November Futures †	Long	11/2014	4	4	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil October Futures †	Long	10/2014	4	4	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil September Futures †	Long	09/2014	3	4	0	(1)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	1	(4)	0	0
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	1	(2)	0	0
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	1	(5)	0	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	1	(2)	0	0
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	1	(2)	0	0
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	1	(3)	0	0
Gold 100 oz. August Futures †	Long	08/2014	466	1,341	93	0
Hard Red Spring Wheat December Futures †	Long	12/2014	335	(298)	0	(265)
Hard Red Winter Wheat December Futures †	Short	12/2014	331	355	308	0
Hard Red Winter Wheat September Futures †	Short	09/2014	251	220	247	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	195	(66)	5	(29)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	201	(31)	6	(13)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	201	98	53	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	190	82	44	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	201	96	51	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	201	(35)	6	(15)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	195	(47)	6	(20)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	201	57	34	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	201	(63)	6	(28)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	195	13	13	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	201	(25)	6	(10)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	195	(35)	6	(15)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	34	(1)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	16	(3)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	16	(4)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	34	(1)	2	(1)
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	34	0	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	16	(3)	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	34	(3)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	34	(1)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	34	(2)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	16	(3)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	16	(3)	1	(1)
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	16	(3)	1	(1)
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	1	0	0	0
Natural Gas April Futures †	Short	03/2015	224	236	0	(57)
Natural Gas April Futures †	Short	03/2016	94	74	0	(20)
Natural Gas August Futures †	Long	07/2015	382	(404)	61	0
Natural Gas December Futures †	Long	11/2014	2,366	1,071	605	(91)
Natural Gas January Futures †	Long	12/2014	13	(13)	11	0
Natural Gas March Futures †	Short	02/2015	129	39	5	(29)
Natural Gas March Futures †	Long	02/2016	94	(102)	20	0
Natural Gas May Futures †	Long	04/2015	382	219	57	0
Natural Gas October Futures †	Short	09/2015	382	466	0	(65)
Natural Gas October Futures †	Short	09/2014	592	423	30	(178)
Natural Gas September Futures †	Short	08/2014	1,816	1,794	85	(540)
New York Harbor ULSD December Futures †	Long	11/2014	169	417	0	(105)
New York Harbor ULSD September Futures †	Long	08/2014	65	140	0	(44)
Put Options Strike @ USD 112.000 on Brent Crude July Futures †	Long	07/2014	27	5	11	0
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	8	9	0	0
RBOB Gasoline December Futures †	Short	11/2014	169	(472)	81	(4)
RBOB Gasoline September Futures †	Short	08/2014	65	(131)	44	0
Soybean August Futures †	Short	08/2014	167	348	426	0
Soybean Meal August Futures †	Short	08/2014	120	188	198	0
Soybean Meal September Futures †	Long	09/2014	120	(281)	0	(271)
Soybean November Futures †	Short	11/2014	454	1,869	1,642	0
Sugar No. 11 March Futures †	Short	02/2015	3,523	(234)	771	(4)
Sugar No. 11 October Futures †	Long	09/2014	2,862	(247)	0	(719)
U.S. Treasury 5-Year Note September Futures	Long	09/2014	119	(15)	8	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	367	240	44	0
Wheat December Futures †	Short	12/2014	31	117	22	0
Wheat March Futures †	Short	03/2015	208	1,302	130	0
Wheat September Futures †	Long	09/2014	251	(159)	0	(165)
White Sugar October Futures †	Long	09/2014	661	(152)	1	(166)
WTI Crude December Futures †	Short	11/2014	1,172	(2,242)	207	(98)
WTI Crude December Futures †	Short	11/2015	380	(32)	37	(47)
WTI Crude June Futures †	Long	05/2015	1,673	5,315	93	(118)
WTI Crude March Futures †	Long	02/2015	532	1,885	0	(82)
WTI Crude March Futures †	Long	02/2016	265	188	11	(7)
WTI Crude September Futures †	Short	08/2014	883	(1,751)	159	(41)
WTI Crude September Futures †	Long	08/2015	793	2,667	27	(12)

Total Futures Contracts				$9,966	$6,971	$(5,666)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%	)	06/20/2019	EUR	3,300	$(84)	$(5)	$5	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-22 5-Year Index	5.000%		06/20/2019		$24,750	$2,181	$28	$0	$(10)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Unsettled variation margin asset of $21 and liability of $(7) for closed futures is outstanding at period end.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015		$43,000	$173	$76	$2	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		4,200	452	(318)	0	(22)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		14,300	(564)	(1,149)	0	(85)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		300	(27)	(15)	0	(2)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		29,800	(684)	(138)	0	(69)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	21,700	677	518	35	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	5,700	(986)	(616)	0	(4)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,090,000	(385)	(291)	0	(1)

						$(1,344)	$(1,933)	$37	$(183)

Total Swap Agreements						$753	$(1,910)	$42	$(193)

(h)	Securities with an aggregate market value of $20,298 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $15,945 and cash of $241 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014		NZD	6,320		$5,383	$0	$(150)
BOA	07/2014		BRL	7,075		3,212	10	0
	07/2014		HUF	700,067	EUR	2,254	0	(5)
	07/2014			$3,157	BRL	7,075	45	0
	08/2014	†	EUR	141		$191	0	(2)
	08/2014			$854	BRL	1,928	10	0
	09/2014	†		1,344	CAD	1,464	26	0
	01/2015		BRL	2,009		$854	0	(10)
BPS	07/2014		EUR	744	PLN	3,145	15	0
	07/2014			$981	EUR	720	5	0
	08/2014			792	AUD	843	1	0
BRC	07/2014			12,520	EUR	9,176	45	0
	07/2014			2,738	KRW	2,976,057	201	0
	08/2014		JPY	1,025,775		$10,125	0	(3)
	08/2014		SEK	513		79	2	0
	08/2014			$8,036	BRL	17,884	0	(17)
	08/2014	†		7,447	EUR	5,453	21	0
	09/2014	†	GBP	135		$227	0	(4)
CBK	07/2014		BRL	14		6	0	0
	07/2014			$7	BRL	14	0	0
	08/2014	†	EUR	148		$202	0	(1)
	01/2015		BRL	29,733		12,783	0	(6)
DUB	07/2014			$90,637	EUR	66,689	680	0
	07/2014			7,384	INR	445,793	12	(2)
	07/2014			5,502	NZD	6,320	32	0
	08/2014		EUR	66,689		$90,648	0	(681)
	08/2014		NZD	6,320		5,485	0	(32)
FBF	07/2014		BRL	26,535		12,048	38	0
	07/2014		THB	4,113		126	0	(1)
	07/2014			$11,737	BRL	26,535	273	0
	07/2014			77	INR	4,707	1	0
	08/2014			1,654	BRL	3,783	42	0
	09/2014			193	GBP	115	4	0
	10/2014		COP	837,906		$436	0	(6)
	01/2015		BRL	31,868		13,391	0	(316)
GLM	07/2014			35,816		16,262	52	0
	07/2014		EUR	77,171		105,690	20	0
	07/2014		HUF	279,246	EUR	898	0	(4)
	07/2014		JPY	822,900		$8,101	0	(22)
	07/2014			$15,806	BRL	35,816	404	0
	07/2014			840	INR	51,526	15	0
	08/2014		AUD	1,557		$1,463	0	(1)
	08/2014		EUR	3,667		5,016	0	(6)
	08/2014			$2,233	MXN	29,412	26	0
	09/2014			3,467		45,212	0	(1)
	01/2015		BRL	37,686		$15,806	0	(404)
HUS	07/2014		EUR	1,308	PLN	5,519	23	0
	07/2014		HKD	30,373		$3,918	0	0
	07/2014			$875	INR	53,620	14	0
JPM	07/2014		BRL	100,476		$42,741	0	(2,733)
	07/2014		HUF	697,101		3,077	0	(2)
	07/2014		JPY	600,509		5,896	0	(32)
	07/2014			$45,619	BRL	100,476	0	(145)
	07/2014			2,056	INR	123,729	14	(17)
	07/2014			14,016	JPY	1,423,409	35	0
	07/2014			2,590	KRW	2,621,546	0	(1)
	07/2014			11,742	MXN	152,562	0	0
	07/2014			2,999	PLN	9,134	3	0
	08/2014		BRL	10,218		$4,204	0	(377)
	08/2014		JPY	1,423,409		14,019	0	(36)
	08/2014		RUB	13,268		381	0	(6)
	08/2014			$15,542	BRL	35,111	200	0
	08/2014			616	RUB	21,141	1	0
	10/2014		ZAR	7,423		$676	0	(9)
MSC	07/2014			$4,476	PLN	13,627	3	0
RBC	07/2014			792	EUR	586	10	0
	09/2014	†		4,073	CAD	4,428	69	0
	10/2014			929	ZAR	10,060	0	0
SCX	07/2014		HKD	2,257		$291	0	0
SOG	07/2014		AUD	9,110		8,412	0	(178)
	07/2014			$8,589	AUD	9,110	1	0
	07/2014			696	INR	41,781	0	(3)
	08/2014		AUD	9,110		$8,568	0	(2)
UAG	07/2014		BRL	34,740		15,745	45	(23)
	07/2014		CNY	3,219		519	0	(2)
	07/2014			$15,432	BRL	34,740	291	0
	07/2014			770	INR	47,224	13	0
	08/2014			1,626	BRL	3,676	22	0

Total Forward Foreign Currency Contracts							$2,724	$(5,240)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR 9,600	$133	$17

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC AUD versus USD	$0.872	12/23/2014	AUD 9,969	$47	$41

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC BCOM Index †	120.000	06/01/2015	$7,485,000	$872	$697

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 4.000% due 09/01/2044	$109.000	09/04/2014	$50,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 09/01/2044	114.000	09/04/2014	20,000	1	0
					$3	$0

Total Purchased Options					$1,055	$755

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC Arabica Coffee September Futures †	$150.000	08/08/2014	$1,200	$(37)	$(10)
	Call - OTC Arabica Coffee September Futures †	210.000	08/08/2014	1,200	(49)	(27)
	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	5	(22)	0
DUB	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	2	(8)	0
GST	Call - OTC Nickel July Futures †	21,750.000	07/02/2014	1	(2)	0
JPM	Put - OTC Arabica Coffee September Futures †	150.000	08/08/2014	600	(18)	(5)
	Call - OTC Arabica Coffee September Futures †	210.000	08/08/2014	600	(29)	(14)

					$(165)	$(56)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR 19,200	$(133)	$(11)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	2,400	$(8)	$(1)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,500	(8)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		600	(2)	0
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		5,500	(2)	(2)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		1,300	(4)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		900	(3)	0
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,300	(8)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,000	(4)	(1)

							$(39)	$(9)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD	$0.965	12/23/2014	AUD 9,969	$(47)	$(54)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$420	$(214)	$(2)
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	70	(37)	0

					$(251)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$(2)	$(1)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	(4)
						$(7)	$(5)

Total Written Options						$(642)	$(137)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	43,500	$0	$(42)	$0	$(42)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	180,000	0	116	116	0
CBK	Pay	GOCO CAL14 Index †	17.760	12/31/2014	600	0	3	3	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	600	0	3	3	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	600	0	5	5	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	600	0	5	5	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	43,500	0	(44)	0	(44)
DUB	Pay	GOCO CAL14 Index †	17.180	12/31/2014	3,000	0	15	15	0
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	3,000	0	28	28	0
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	96,000	0	504	504	0
GST	Pay	GOCO CAL14 Index †	17.700	12/31/2014	600	0	3	3	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	1,200	0	7	7	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	1,200	0	10	10	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	600	0	5	5	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	42,000	0	(45)	0	(45)
	Receive	LLSBRT 2H15 Index †	7.750	12/31/2015	12,180	0	(3)	0	(3)
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	18,000	0	94	94	0
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	24,000	0	39	39	0
JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	21,000	0	(25)	0	(25)
	Receive	LLSBRT CAL14 Index †	7.100	12/31/2014	36,000	0	75	75	0
	Receive	LLSBRT CAL15 Index †	7.550	12/31/2015	180,000	0	0	0	0
MAC	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	552,000	0	104	104	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	2,400,000	0	439	439	0
	Receive	CUAC 1Q15 Index †	56.000	03/31/2015	882,000	0	29	29	0
	Receive	CUAC 4Q14 Index †	42.540	12/31/2014	2,898,000	0	741	741	0

						$0	$2,066	$2,225	$(159)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	1.662%	$400	$(34)	$22	$0	$(12)
CBK	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(8)	5	0	(3)

						$(42)	$27	$0	$(15)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	1,800	$3	$5	$8	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	9,700	28	628	656	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$2,800	37	(87)	0	(50)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	700	9	38	47	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		400	4	15	19	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		700	9	38	47	0
RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$2,000	4	(32)	0	(28)
UAG	Pay	1-Year BRL-CDI	10.410%	01/02/2015	BRL	200	0	0	0	0

							$94	$605	$777	$(78)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	127,534	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$34,597	$(23)	$0	$(23)
	Receive	DWRTFT Index	1,134	1-Month USD-LIBOR plus a specified spread	04/23/2015	8,485	71	71	0
BRC	Receive	DWRTFT Index	1,598	1-Month USD-LIBOR plus a specified spread	07/31/2014	11,957	98	98	0
	Receive	DWRTFT Index	61	1-Month USD-LIBOR plus a specified spread	10/31/2014	456	4	4	0
CBK	Receive	BCOMTR Index †	22,174	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	6,015	(4)	0	(4)
DUB	Receive	BCOMGC Index †	599,300	0.160%	08/15/2014	95,954	1,025	1,025	0
	Receive	BCOMTR Index †	8,748	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	2,373	(2)	0	(2)
GST	Receive	DWRTFT Index	526	1-Month USD-LIBOR plus a specified spread	11/28/2014	3,936	32	32	0
	Receive	DWRTFT Index	3,069	1-Month USD-LIBOR plus a specified spread	04/23/2015	22,963	190	190	0
JPM	Receive	BCOMF1T Index †	92,230	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	46,943	(27)	0	(27)
	Receive	BCOMTR Index †	407,984	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	110,677	2,408	2,408	0
	Receive	JMABNIC0 Index †	2,596	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,955	2	2	0
	Receive	JMABNICP Index †	40,024	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	29,312	26	26	0
	Receive	DWRTFT Index	7,751	1-Month USD-LIBOR plus a specified spread	05/29/2015	58,389	102	102	0
MAC	Receive	BCOMTR Index †	4,021	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	1,091	(1)	0	(1)

							$3,901	$3,958	$(57)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$1,594	$0	$12	$12	$0
	Pay	SPGCCLP Index †	4.580%	05/14/2015	1,506	0	21	21	0
DUB	Pay	BCOM Index †	1.440%	11/04/2014	2,654	0	2	2	0
	Pay	BCOM Index †	1.440%	11/05/2014	835	0	1	1	0
	Pay	BCOM Index †	1.440%	11/06/2014	1,000	0	1	1	0
	Pay	Brent Crude August Futures †	2.690%	08/11/2014	2,134	0	10	10	0
	Pay	Brent Crude August Futures †	2.756%	08/11/2014	2,148	0	11	11	0
	Pay	Brent Crude July Futures †	3.423%	07/11/2014	5,676	0	106	106	0
	Pay	Brent Crude September Futures †	2.657%	09/10/2014	2,187	0	7	7	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015	1,450	0	20	20	0
	Receive	WTI Crude August Futures †	2.657%	08/15/2014	2,187	0	(13)	0	(13)
	Receive	WTI Crude August Futures †	2.839%	08/15/2014	2,077	0	(17)	0	(17)
	Receive	WTI Crude July Futures †	3.423%	07/17/2014	5,676	0	(107)	0	(107)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	2,043	0	(10)	0	(10)
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	3,528	0	(36)	0	(36)
	Receive	WTI Crude September Futures †	2.592%	09/17/2014	2,215	0	(10)	0	(10)
GST	Pay	BCOM Index †	1.960%	02/03/2015	2,304	0	(1)	0	(1)
	Pay	GOLDLNPM Index †	5.176%	08/06/2014	1,070	0	34	34	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	1,960	0	59	59	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014	3,315	0	28	28	0
	Pay	S&P 500 Index	4.020%	10/17/2014	2,260	0	61	61	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	1,470	0	(57)	0	(57)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	3,916	0	18	18	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	2,695	0	15	15	0
JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014	450	0	24	24	0
MYC	Pay	Brent Crude August Futures †	3.572%	08/11/2014	1,668	0	21	21	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	260	0	6	6	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	200	0	(4)	0	(4)
	Receive	WTI Crude August Futures †	3.028%	08/11/2014	1,812	0	(18)	0	(18)
SOG	Pay	S&P 500 Index †	3.010%	12/19/2014	7,490	0	27	27	0
	Pay	SPGCCLP Index †	4.000%	05/14/2015	1,701	0	12	12	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	1,934	0	(9)	0	(9)

						$0	$214	$496	$(282)

Total Swap Agreements						$52	$6,813	$7,456	$(591)

(k)	Securities with an aggregate market value of $3,081 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,827	$7,840	$67,667
Industrials	0	17,071	0	17,071
Utilities	0	21,181	0	21,181
Municipal Bonds & Notes
West Virginia	0	159	0	159
U.S. Government Agencies	0	2,699	0	2,699
U.S. Treasury Obligations	0	685,509	0	685,509
Mortgage-Backed Securities	0	17,465	0	17,465
Asset-Backed Securities	0	11,118	0	11,118
Sovereign Issues	0	125,813	0	125,813
Exchange-Traded Funds	28,689	0	0	28,689
Real Estate Investment Trusts
Financials	20,858	0	0	20,858
Short-Term Instruments
Certificates of Deposit	0	10,100	0	10,100
Repurchase Agreements	0	6,803	0	6,803
Short-Term Notes	0	183,055	0	183,055
Greece Treasury Bills	0	2,734	0	2,734
U.S. Treasury Bills	0	19,970	0	19,970
	$49,547	$1,163,505	$7,840	$1,220,892

Investments in Affiliates, at Value
Mutual Funds	207,614	0	0	207,614
Short-Term Instruments
Central Funds Used for Cash Management Purposes	33,377	0	0	33,377

	$240,991	$0	$0	$240,991

Total Investments	$290,538	$1,163,505	$7,840	$1,461,883

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(97,340)	$0	$(97,340)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,192	866	0	8,058
Over the counter	0	10,935	0	10,935
	$7,192	$11,801	$0	$18,993

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,951)	(673)	0	(6,624)
Over the counter	0	(5,961)	(7)	(5,968)

	$(5,951)	$(6,634)	$(7)	$(12,592)

Totals	$291,779	$1,071,332	$7,833	$1,370,944

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.4%
BANK LOAN OBLIGATIONS 1.1%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$4,531	$4,542
Dell, Inc.
3.750% due 10/29/2018		6,230	6,238
Getty Images, Inc.
4.750% due 10/18/2019		4,236	4,097
OGX
TBD% - 8.000% due 04/11/2015		141	117
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,456	2,458
Walter Investment Management Corp.
4.750% due 12/19/2020		1,095	1,084
Wilsonart LLC
4.000% due 10/31/2019		3,152	3,143
WMG Acquisition Corp.
3.750% due 07/01/2020		2,578	2,542

Total Bank Loan Obligations (Cost $24,263)			24,221

CORPORATE BONDS & NOTES 15.8%
BANKING & FINANCE 9.5%
Ally Financial, Inc.
2.427% due 12/01/2014		600	602
2.500% due 03/15/2017 (g)		5,000	5,001
2.750% due 01/30/2017		6,200	6,285
3.125% due 01/15/2016		800	823
3.500% due 07/18/2016		1,400	1,447
4.625% due 06/26/2015		2,600	2,688
5.500% due 02/15/2017		900	977
6.750% due 12/01/2014		3,600	3,685
8.300% due 02/12/2015		1,200	1,253
American International Group, Inc.
4.875% due 06/01/2022		500	557
5.850% due 01/16/2018		100	114
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	1,500	2,221
5.000% due 02/09/2019		600	923
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		1,100	1,705
Banco do Brasil S.A.
3.875% due 10/10/2022		$900	848
Banco Santander Chile
1.828% due 01/19/2016		100	101
Bank of America Corp.
1.105% due 04/01/2019		2,000	2,015
1.300% due 03/22/2018		1,700	1,723
2.650% due 04/01/2019		400	406
6.000% due 09/01/2017		2,500	2,826
Bank of America N.A.
0.645% due 05/08/2017		1,400	1,400
Bankia S.A.
3.500% due 12/14/2015	EUR	6,600	9,411
3.625% due 10/05/2016		6,500	9,472
4.250% due 07/05/2016		10,000	14,672
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	200	469
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,144
BPCE S.A.
0.862% due 06/17/2017		8,900	8,904
Caixa Economica Federal
4.250% due 05/13/2019		2,700	2,732
CIT Group, Inc.
4.750% due 02/15/2015		1,200	1,226
5.000% due 05/15/2017		1,500	1,602
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875% due 02/08/2022		2,000	2,121
Credit Agricole S.A.
0.775% due 06/12/2017		10,900	10,903
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,000	2,951
DNB Bank ASA
3.200% due 04/03/2017		$2,600	2,737

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		816	877
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,105
2.375% due 05/25/2016		650	652
3.000% due 11/17/2014		500	504
5.500% due 05/25/2016		400	427
5.500% due 06/26/2017		1,800	1,935
Export-Import Bank of Korea
2.030% due 03/21/2015		4,600	4,642
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		500	510
3.000% due 06/12/2017		2,100	2,192
7.000% due 04/15/2015		550	578
8.700% due 10/01/2014		1,700	1,735
General Electric Capital Corp.
3.800% due 06/18/2019		2,800	2,977
General Motors Financial Co., Inc.
2.750% due 05/15/2016		900	915
3.250% due 05/15/2018		2,500	2,537
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,878
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		$400	488
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	923
HBOS PLC
6.750% due 05/21/2018		400	462
Hospitality Properties Trust
5.000% due 08/15/2022		800	847
HSBC Holdings PLC
4.875% due 01/14/2022		900	1,011
International Lease Finance Corp.
4.875% due 04/01/2015		1,200	1,232
5.750% due 05/15/2016		700	751
6.500% due 09/01/2014		700	706
6.750% due 09/01/2016		500	556
7.125% due 09/01/2018		500	581
8.625% due 09/15/2015		1,700	1,845
8.750% due 03/15/2017		400	466
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,100	3,188
JPMorgan Chase & Co.
0.779% due 04/25/2018		1,700	1,702
4.400% due 07/22/2020		2,100	2,297
6.000% due 01/15/2018		2,500	2,864
LBG Capital PLC
7.625% due 10/14/2020	EUR	950	1,450
15.000% due 12/21/2019		300	636
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$100	146
Morgan Stanley
5.450% due 01/09/2017		2,300	2,535
5.500% due 01/26/2020		500	573
6.625% due 04/01/2018		3,000	3,509
Prudential Covered Trust
2.997% due 09/30/2015		2,800	2,869
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	318
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$500	537
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,153
5.000% due 08/15/2018		3,500	3,813
SLM Corp.
3.875% due 09/10/2015		1,300	1,333
4.875% due 06/17/2019		2,600	2,686
5.000% due 04/15/2015		1,700	1,751
6.000% due 01/25/2017		700	763
6.250% due 01/25/2016		400	427
8.450% due 06/15/2018		2,800	3,316
Standard Chartered PLC
3.200% due 05/12/2016		3,300	3,440
3.850% due 04/27/2015		1,900	1,950
5.500% due 11/18/2014		400	408
Toronto-Dominion Bank
2.125% due 07/02/2019 (c)		10,800	10,806
Trafford Centre Finance Ltd.
0.728% due 07/28/2015	GBP	70	119
Vesey Street Investment Trust
4.404% due 09/01/2016		$400	427
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,200	2,142
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,850	3,513

			205,947

INDUSTRIALS 4.5%
ADT Corp.
4.875% due 07/15/2042		2,619	2,197
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		300	328
Altria Group, Inc.
9.250% due 08/06/2019		464	617
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	63,900	4,909
American Tower Corp.
4.500% due 01/15/2018		$1,100	1,199
7.000% due 10/15/2017		700	815
Amgen, Inc.
0.608% due 05/22/2017		6,200	6,208
0.828% due 05/22/2019		3,400	3,412
2.200% due 05/22/2019		8,700	8,699
Ashland, Inc.
3.000% due 03/15/2016		2,100	2,152
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,444
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		3,100	3,279
Cellco Partnership
8.500% due 11/15/2018		578	729
Cemex S.A.B. de C.V.
4.976% due 10/15/2018		1,600	1,724
9.500% due 06/15/2018		2,700	3,105
CNH Capital LLC
3.875% due 11/01/2015		400	410
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,409
Devon Energy Corp.
3.250% due 05/15/2022		2,300	2,320
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,825
7.125% due 02/01/2016		800	867
7.750% due 05/31/2015		600	637
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	220
GenCorp, Inc.
7.125% due 03/15/2021		1,500	1,646
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,427
HCA, Inc.
6.375% due 01/15/2015		1,100	1,129
7.190% due 11/15/2015		100	108
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	5,900	7,701
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$400	404
MGM Resorts International
6.625% due 07/15/2015		540	568
6.875% due 04/01/2016		300	328
7.500% due 06/01/2016		800	885
7.625% due 01/15/2017		1,100	1,246
10.000% due 11/01/2016		1,200	1,425
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,925
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	253
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,372
Pride International, Inc.
6.875% due 08/15/2020		2,045	2,488
Rock Tenn Co.
4.900% due 03/01/2022		900	983
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,736
Seadrill Ltd.
6.125% due 09/15/2017		400	423
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,600
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,470
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,669	1,882
Viacom, Inc.
4.250% due 09/01/2023		2,700	2,836

WellPoint, Inc.
4.650% due 01/15/2043		800	815
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,800	1,903
Wynn Macau Ltd.
5.250% due 10/15/2021		3,000	3,090
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	900	1,304

			96,452

UTILITIES 1.8%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021		500	702
BP Capital Markets PLC
3.994% due 09/26/2023		$2,800	2,954
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,000	5,016
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		500	516
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		2,600	2,441
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		450	487
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		400	430
Petrobras Global Finance BV
2.366% due 01/15/2019		500	499
3.112% due 03/17/2020		3,400	3,502
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,092
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,600	1,602
1.750% due 04/10/2017		2,800	2,804
Sprint Communications, Inc.
6.000% due 12/01/2016		1,600	1,746
9.125% due 03/01/2017		1,700	1,995
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	900	1,360
Verizon Communications, Inc.
3.650% due 09/14/2018		$1,600	1,710
4.500% due 09/15/2020		3,300	3,634
5.150% due 09/15/2023		2,000	2,241
6.400% due 09/15/2033		800	982
6.550% due 09/15/2043		1,700	2,144

			38,857

Total Corporate Bonds & Notes (Cost $333,939)			341,256

MUNICIPAL BONDS & NOTES 0.8%
ARIZONA 0.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2030		2,000	2,190
Arizona Health Facilities Authority Revenue Notes, Series 2012
5.000% due 02/01/2020		2,250	2,625

			4,815

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	183

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	664

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	594

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	109

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		2,800	3,716

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	172

		3,888

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,552
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	309

		2,861

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	112

TEXAS 0.2%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	2,800	3,134

Total Municipal Bonds & Notes (Cost $15,710)		16,360

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
0.000% due 08/25/2039 (b)	4,097	3,766
0.482% due 04/25/2037	87	87
0.502% due 07/25/2037	53	53
0.522% due 05/25/2037	66	66
0.672% due 10/25/2040	181	183
0.702% due 09/25/2041	1,029	1,036
2.310% due 08/01/2022	6,800	6,667
2.790% due 05/01/2022	4,682	4,756
2.900% due 06/01/2020	3,683	3,836
2.910% due 09/01/2022	2,403	2,453
3.000% due 12/01/2042 - 02/01/2043	5,726	5,660
3.500% due 05/01/2019 - 07/01/2039	120,549	127,725
4.000% due 04/01/2024 - 07/01/2044	50,664	53,975
4.500% due 10/01/2018 - 07/01/2044	3,598	3,832
5.000% due 08/01/2033	169	188
5.500% due 03/01/2028 - 04/01/2038	76	85
5.698% due 03/25/2041 (a)	16,442	3,198
5.898% due 03/25/2037 (a)	1,606	229
5.948% due 04/25/2037 (a)	4,075	556
5.998% due 11/25/2039 (a)	809	115
6.000% due 11/01/2014 - 04/01/2041	2,347	2,606
6.228% due 03/25/2037 (a)	1,837	275
6.248% due 05/25/2037 (a)	4,137	572
6.548% due 03/25/2036 (a)	9,916	1,583
6.598% due 05/25/2036 (a)	2,760	307
6.638% due 04/25/2037 (a)	7,162	1,072
7.048% due 02/25/2037 (a)	836	144
7.498% due 07/25/2033 (a)	493	111
9.815% due 11/25/2040	4	5
12.033% due 01/25/2041	5,985	7,256
25.952% due 12/25/2036	762	1,173
Freddie Mac
0.452% due 05/15/2037	56	56
0.472% due 02/15/2037	615	615
0.602% due 06/15/2042	4,116	4,104
0.672% due 12/15/2041	969	974
0.702% due 01/15/2042	2,611	2,624
1.251% due 07/15/2042	2,269	2,239
5.000% due 04/15/2041	1,624	1,849
5.500% due 03/15/2034	769	857
6.318% due 07/15/2036 (a)	6,959	1,034
6.418% due 09/15/2036 (a)	1,321	215
6.548% due 04/15/2036 (a)	4,032	571
10.557% due 02/15/2040	169	176
12.745% due 02/15/2041	3	3
14.097% due 09/15/2041	602	751
NCUA Guaranteed Notes
0.522% due 11/06/2017	423	424

Total U.S. Government Agencies (Cost $250,646)		250,062

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)	3,561	3,585
0.125% due 07/15/2022 (k)(m)	4,226	4,254
0.125% due 01/15/2023 (k)(m)	5,340	5,322
0.625% due 02/15/2043 (m)	1,701	1,542
0.750% due 02/15/2042 (k)(m)	3,357	3,155

2.375% due 01/15/2025 (k)(m)		7,608	9,217
U.S. Treasury Notes
0.109% due 04/30/2016 (k)(m)		1,502	1,502

Total U.S. Treasury Obligations (Cost $28,413)			28,577

MORTGAGE-BACKED SECURITIES 5.1%
Aggregator of Loans Backed by Assets
2.808% due 12/16/2042	GBP	1,816	3,174
2.993% due 05/25/2051		1,833	3,182
American Home Mortgage Investment Trust
2.322% due 02/25/2045		$561	567
Arkle Master Issuer PLC
1.821% due 05/17/2060	EUR	267	370
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$775	835
Banc of America Funding Corp.
5.310% due 06/20/2037 ^		417	403
6.000% due 08/25/2036 ^		286	287
Banc of America Mortgage Trust
2.645% due 06/25/2034		203	204
2.680% due 02/25/2034		171	172
2.719% due 05/25/2033		451	455
2.773% due 01/25/2035		169	164
5.435% due 06/25/2035		80	79
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		1,904	2,065
5.811% due 02/24/2051		297	318
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036		123	124
5.151% due 08/25/2035		12	12
Bear Stearns Alt-A Trust
0.472% due 01/25/2047		601	371
Chase Mortgage Finance Trust
2.511% due 01/25/2036		150	143
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.382% due 05/25/2036		2,112	1,907
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		10,600	10,639
5.810% due 06/14/2050		2,650	2,906
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		676	679
2.500% due 10/25/2035		1,178	1,163
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036		872	764
6.000% due 06/25/2037		1,130	969
Claris ABS
0.794% due 10/31/2060	EUR	5,090	6,836
Countrywide Alternative Loan Trust
0.363% due 09/20/2046		$271	188
0.412% due 12/25/2035		104	93
0.455% due 11/20/2035		920	774
1.523% due 08/25/2035		443	404
1.603% due 01/25/2036		1,215	1,154
3.400% due 08/25/2018		483	486
6.000% due 08/25/2036 ^		731	658
Countrywide Home Loan Mortgage Pass-Through Trust
0.452% due 05/25/2035		659	581
0.482% due 02/25/2035		98	90
2.575% due 10/20/2034		237	213
5.750% due 05/25/2037 ^		91	89
Credit Suisse First Boston Mortgage Securities Corp.
2.580% due 09/25/2034		612	618
Credit Suisse Mortgage Capital Certificates
5.773% due 04/12/2049		32	33
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036 ^		971	835
DBRR Trust
0.946% due 09/25/2045		290	290
Deutsche ALT-A Securities, Inc.
0.652% due 02/25/2035		1,226	1,124
Extended Stay America Trust
2.958% due 12/05/2031		1,000	1,017
First Horizon Alternative Mortgage Securities Trust
2.246% due 12/25/2035		730	639
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		2,194	1,952
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,814
GSR Mortgage Loan Trust
1.850% due 04/25/2032		99	89
2.556% due 12/25/2034		277	277
2.626% due 11/25/2035		334	329
2.676% due 09/25/2035		1,200	1,202

5.017% due 11/25/2035		862	861
5.211% due 07/25/2035		211	212
5.500% due 06/25/2035		1,084	1,097
5.500% due 01/25/2037		785	789
HomeBanc Mortgage Trust
0.482% due 10/25/2035		1,640	1,489
Impac Secured Assets Trust
2.968% due 07/25/2035		453	382
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,710	5,076
JPMorgan Mortgage Trust
2.607% due 07/25/2035		2,171	2,183
2.625% due 07/25/2035		65	65
5.031% due 06/25/2035		125	126
5.500% due 04/25/2036		7,628	7,793
Mall Funding PLC
1.208% due 04/22/2017	GBP	952	1,627
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		$300	307
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.012% due 08/15/2032		671	636
Merrill Lynch Alternative Note Asset Trust
0.262% due 03/25/2037		1,092	474
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		98	98
1.822% due 02/25/2033		521	508
5.250% due 08/25/2036		1,433	1,479
5.372% due 05/25/2036		1,410	1,405
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	278
5.439% due 02/12/2044		436	439
5.773% due 04/12/2049		955	977
Morgan Stanley Mortgage Loan Trust
1.052% due 02/25/2036		424	367
2.177% due 06/25/2036		61	58
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		777	752
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	236
5.420% due 01/16/2049		139	148
5.509% due 04/16/2047		1,300	1,381
5.695% due 09/16/2040		1,100	1,190
6.105% due 06/16/2049		1,360	1,489
6.140% due 02/16/2051		300	328
Sequoia Mortgage Trust
0.834% due 05/20/2034		443	428
Structured Asset Mortgage Investments Trust
0.362% due 04/25/2036		540	410
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.652% due 12/25/2033		43	42
1.842% due 05/25/2032		20	20
2.390% due 02/25/2034		1,491	1,467
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		449	459
5.500% due 05/25/2035		955	987
Suntrust Adjustable Rate Mortgage Loan Trust
2.690% due 01/25/2037 ^		1,481	1,429
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047		2,693	2,425
5.750% due 06/25/2047		837	824
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	4,209	5,687
Wachovia Bank Commercial Mortgage Trust
5.933% due 06/15/2049		$2,500	2,740
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045		2,152	2,037
0.933% due 12/25/2046		239	221
2.201% due 08/25/2046		512	475
2.391% due 08/25/2035		592	593
2.439% due 06/25/2033		855	867
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		733	722
2.613% due 05/25/2036 ^		166	156

Total Mortgage-Backed Securities (Cost $103,520)			109,976

ASSET-BACKED SECURITIES 3.8%
ACA CLO Ltd.
0.479% due 07/25/2018		960	958
ACE Securities Corp. Home Equity Loan Trust
1.052% due 12/25/2034		2,287	2,064
Ally Auto Receivables Trust
0.480% due 02/15/2017		5,700	5,701

Cairn CLO BV
0.663% due 10/15/2022	EUR	2,321	3,159
Carrington Mortgage Loan Trust
0.392% due 06/25/2036		$3,000	1,973
Cars Alliance Auto Loans France
1.379% due 09/25/2021	EUR	232	319
CIT Education Loan Trust
0.351% due 03/15/2026		$1,912	1,901
Citigroup Mortgage Loan Trust, Inc.
0.452% due 10/25/2036		1,174	746
COA Summit CLO Ltd.
1.586% due 04/20/2023		8,400	8,394
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		114	115
Countrywide Asset-Backed Certificates
0.312% due 03/25/2037		598	526
0.342% due 06/25/2036		185	180
0.442% due 06/25/2036		760	613
0.500% due 05/25/2036		1,091	1,053
EFS Volunteer LLC
0.750% due 10/25/2021		266	266
EMC Mortgage Loan Trust
0.802% due 02/25/2041		59	54
Eurocredit CDO BV
0.714% due 02/22/2020	EUR	182	249
Fraser Sullivan CLO Ltd.
0.491% due 03/15/2020		$570	568
Gallatin CLO Ltd.
1.432% due 07/15/2023		2,100	2,105
GSAA Home Equity Trust
0.422% due 06/25/2035		272	259
Harbourmaster CLO BV
1.289% due 02/06/2024	EUR	3,500	4,732
Hyde Park CDO BV
0.583% due 06/14/2022		3,902	5,298
IXIS Real Estate Capital Trust
0.492% due 02/25/2036		$108	106
JPMorgan Mortgage Acquisition Corp.
0.342% due 05/25/2035		332	320
Jubilee CDO BV
0.818% due 10/15/2019	EUR	203	278
Lafayette CLO Ltd.
1.630% due 09/06/2022		$144	144
LCM LP
1.486% due 04/15/2022		13,500	13,504
Leopard CLO BV
0.677% due 04/21/2020	EUR	134	183
Morgan Stanley ABS Capital, Inc. Trust
1.067% due 03/25/2035		$1,000	837
Morgan Stanley Dean Witter Capital, Inc. Trust
1.132% due 02/25/2033		894	855
Nissan Auto Lease Trust
0.480% due 09/15/2016		5,200	5,201
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		147	147
0.950% due 07/25/2039		3,518	3,531
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		408	407
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		6,900	6,900
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		280	284
RAAC Trust
0.492% due 08/25/2036		1,300	1,149
Residential Asset Mortgage Products Trust
0.452% due 03/25/2036		3,200	2,467
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		800	800
SLM Student Loan Trust
0.512% due 06/17/2024	EUR	1,104	1,493
0.792% due 12/15/2027		900	1,216
Soundview Home Loan Trust
0.392% due 07/25/2036		$2,000	1,189
Specialty Underwriting & Residential Finance Trust
0.302% due 06/25/2037		363	209
Structured Asset Securities Corp. Mortgage Loan Trust
0.242% due 06/25/2037		629	604

Total Asset-Backed Securities (Cost $79,792)			83,057

SOVEREIGN ISSUES 29.2%
Autonomous Community of Andalusia
5.200% due 07/15/2019	EUR	300	475

Autonomous Community of Catalonia
4.750% due 06/04/2018		3,000	4,567
4.900% due 09/15/2021		600	902
4.950% due 02/11/2020		200	308
Autonomous Community of Valencia
4.900% due 03/17/2020		2,100	3,232
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	322,600	131,444
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		47,700	18,897
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,900	5,088
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	760,000	7,250
4.500% due 07/03/2017		710,000	6,730
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)	EUR	6,412	9,135
2.750% due 11/15/2016		3,600	5,160
3.750% due 05/01/2021		2,200	3,342
4.500% due 05/01/2023		36,400	57,355
4.750% due 09/01/2021		36,300	58,540
5.500% due 11/01/2022		17,900	30,074
Kommunalbanken A/S
0.614% due 03/27/2017		$15,000	15,121
Korea Land & Housing Corp.
1.875% due 08/02/2017		9,500	9,556
Mexico Government International Bond
6.500% due 06/09/2022	MXN	110,000	9,033
7.500% due 06/03/2027		293,900	25,755
7.750% due 05/29/2031		224,330	19,816
7.750% due 11/23/2034		63,600	5,643
8.500% due 11/18/2038		60,000	5,660
9.500% due 12/18/2014		86,000	6,833
10.000% due 12/05/2024		70,000	7,218
Province of Quebec
4.500% due 12/01/2020	CAD	400	421
Russia Government International Bond
5.625% due 04/04/2042		$3,000	3,150
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	3,400	4,731
4.125% due 02/18/2019 (i)		$13,800	14,572
4.700% due 11/01/2016	EUR	6,200	9,204
4.750% due 05/10/2018		$2,900	3,136
5.250% due 02/18/2024		4,300	4,644
5.500% due 10/26/2022		5,300	5,823
Spain Government International Bond
2.100% due 04/30/2017	EUR	3,200	4,546
3.300% due 07/30/2016		1,200	1,737
4.400% due 10/31/2023		24,700	38,881
5.150% due 10/31/2028		2,800	4,627
5.400% due 01/31/2023		32,100	54,035
5.500% due 07/30/2017		1,100	1,719
5.850% due 01/31/2022		18,600	32,077

Total Sovereign Issues (Cost $613,989)			630,437

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
GMAC Capital Trust
8.125% due 02/15/2040		115,000	3,139
SL Green Realty Corp.
6.500% due 08/10/2017 (f)		161,300	3,952

Total Preferred Securities (Cost $7,111)			7,091

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.4%
CERTIFICATES OF DEPOSIT 3.9%
Banco do Brasil S.A.
1.211% due 06/29/2015		$10,800	10,803
China Construction Bank Corp.
1.000% due 07/28/2014		27,600	27,581

Credit Suisse
0.437% due 01/12/2015		16,100	16,103
Intesa Sanpaolo SpA
1.608% due 04/11/2016		4,400	4,443
1.650% due 04/07/2015		13,800	13,827
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		6,550	6,550
1.190% due 06/26/2015		4,100	4,101

			83,408

COMMERCIAL PAPER 0.5%
Entergy Corp.
0.890% due 09/18/2014		10,500	10,489

REPURCHASE AGREEMENTS (h) 0.0%			601

MEXICO TREASURY BILLS 15.1%
3.404% due 07/10/2014 - 02/05/2015 (d)	MXN	4,272,533	325,508

U.S. TREASURY BILLS 0.9%
0.050% due 07/24/2014 - 12/26/2014 (d)(i)(k)(m)		$19,933	19,929

Total Short-Term Instruments (Cost $440,051)			439,935

Total Investments in Securities (Cost $1,897,434)			1,930,972

	SHARES
INVESTMENTS IN AFFILIATES 19.1%
SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%
PIMCO Short-Term Floating NAV Portfolio		1,611	16
PIMCO Short-Term Floating NAV Portfolio III		41,243,162	412,102

Total Short-Term Instruments (Cost $412,084)			412,118

Total Investments in Affiliates (Cost $412,084)			412,118

Total Investments 108.5% (Cost $2,309,518)			$2,343,090
Financial Derivative Instruments (j)(l) 2.0% (Cost or Premiums, net $(12,705))			43,874
Other Assets and Liabilities, net (10.5%)			(228,328)

Net Assets 100.0%			$2,158,636

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$5,001	0.23%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$601	Freddie Mac 2.070% due 11/07/2022	$(616)	$601	$601

Total Repurchase Agreements						$(616)	$601	$601

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
MEI	(1.000%)	06/09/2014	06/06/2016	$(9,343)	$(9,337)

Total Reverse Repurchase Agreements					$(9,337)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $9,343 at a weighted average interest rate of (1.000%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.000%	07/01/2029	$2,000	$(2,121)	$(2,122)
BOA	Fannie Mae	4.000%	08/01/2044	21,000	(22,174)	(22,207)
	Fannie Mae	4.500%	08/01/2044	20,000	(21,587)	(21,603)
DEU	Fannie Mae	4.000%	08/01/2044	5,000	(5,285)	(5,287)
	Fannie Mae	6.000%	07/01/2029	2,000	(2,089)	(2,125)
FOB	Fannie Mae	2.500%	07/01/2044	1,000	(941)	(947)
	Fannie Mae	4.000%	07/01/2044	12,000	(9,415)	(9,546)
	Fannie Mae	4.000%	08/01/2044	15,500	(16,298)	(16,391)
	Fannie Mae	4.500%	07/01/2044	28,000	(30,191)	(30,314)
	Fannie Mae	4.500%	08/01/2044	65,000	(70,135)	(70,211)
	Fannie Mae	6.000%	07/01/2044	1,000	(1,122)	(1,126)
GSC	Fannie Mae	3.000%	07/01/2044	3,000	(2,928)	(2,962)
JPS	Fannie Mae	3.000%	07/01/2044	5,000	(4,880)	(4,936)
	Fannie Mae	4.500%	07/01/2044	5,000	(5,390)	(5,413)
SAL	Fannie Mae	4.500%	07/01/2029	4,000	(4,242)	(4,246)
	Fannie Mae	4.500%	07/01/2044	2,000	(2,158)	(2,165)

Total Short Sales					$(200,956)	$(201,601)

(i)	Securities with an aggregate market value of $10,454 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	137	$(130)	$0	$(28)
90-Day Eurodollar December Futures	Short	12/2015	312	31	0	(16)
Australia Government 3-Year Bond September Futures	Short	09/2014	342	(200)	10	(29)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	175	10	19	(5)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	142	5	10	(4)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	230	(111)	8	(8)
Canada Government 10-Year Bond September Futures	Short	09/2014	553	(634)	93	(57)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	257	1,210	4	(56)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	685	(1,338)	197	(84)
Mini MSCI EAFE Index September Futures	Long	09/2014	883	167	66	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	230	198	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	396	15	0	(28)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	117	(42)	0	(9)
United Kingdom Long Gilt September Futures	Short	09/2014	26	(3)	16	(1)

Total Futures Contracts				$(822)	$423	$(325)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$144,400	$2,894	$375	$0	$(65)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$1,860	$(7)	$1	$0	$0
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		203,900	572	(173)	0	(64)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		315,900	(968)	(1,059)	0	(111)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		362,800	484	(200)	0	(134)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		178,000	(4,106)	(3,305)	0	(192)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		35,000	1,391	789	0	(54)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		63,000	(2,276)	(1,817)	0	(113)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		17,600	(695)	(1,613)	0	(105)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		1,300	30	25	8	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	30,100	(103)	(46)	0	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019		76,000	2,788	2,559	0	(43)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		203,500	(13,500)	(8,989)	227	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	208,200	942	268	104	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		34,700	(851)	(597)	188	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,070,000	145	176	0	(7)
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	47,900	236	59	2	0

						$(15,918)	$(13,922)	$529	$(823)

Total Swap Agreements						$(13,024)	$(13,547)	$529	$(888)

(k)	Securities with an aggregate market value of $31,944 and cash of $243 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	77,582		$35,188	$106	$(31)
	07/2014	GBP	16,772		28,469	0	(234)
	07/2014	INR	112,841		1,900	25	0
	07/2014	JPY	12,181,340		119,542	0	(702)
	07/2014		$34,606	BRL	77,582	507	0
	07/2014		1,210	EUR	892	11	0
	08/2014		28,462	GBP	16,772	234	0
	08/2014		52,162	MXN	696,253	1,322	0
BPS	07/2014	BRL	121,853		$55,254	166	(62)
	07/2014	EUR	11,695		15,951	0	(63)
	07/2014	GBP	3,904		6,574	0	(108)
	07/2014	MXN	69,570		5,345	0	(10)
	07/2014		$53,273	BRL	121,853	1,876	0
	07/2014		23,635	INR	1,395,794	0	(484)
	08/2014	MXN	561,590		$41,609	0	(1,531)
	08/2014		$11,668	GBP	6,876	96	0
	09/2014	MXN	74,417		$5,681	0	(22)
	10/2014		282,690		21,491	0	(135)
	11/2014		1,449,810		110,939	209	0
	07/2015	BRL	220,137		88,146	0	(2,404)
BRC	07/2014		76,297		34,641	110	0
	07/2014	EUR	79,348		108,268	0	(383)
	07/2014	JPY	1,981,000		19,322	0	(232)
	07/2014	NZD	2,457		2,072	0	(79)
	07/2014		$33,793	BRL	76,297	739	0
	07/2014		1,255	EUR	925	12	0
	07/2014		2,690	INR	159,341	0	(48)
	07/2014		3,230	NZD	3,789	87	0
	08/2014	CHF	12,923		$14,441	0	(137)
	08/2014	EUR	6,938		9,457	0	(44)
	08/2014		$2,909	CHF	2,557	0	(25)
	08/2014		267	DKK	1,431	0	(4)
	08/2014		409	SEK	2,659	0	(11)
CBK	07/2014	BRL	15,263		$6,792	0	(116)
	07/2014	INR	64,109		1,080	18	0
	07/2014	MXN	149,939		11,221	0	(328)
	07/2014		$431	AUD	459	2	0
	07/2014		6,858	BRL	15,263	58	(8)
	10/2014	BRL	13,184		$5,669	0	(145)
	02/2015		$11,718	MXN	156,734	189	0
DUB	07/2014	BRL	808		$367	1	0
	07/2014	EUR	4,097		5,579	0	(31)
	07/2014	JPY	2,671,500		26,181	0	(190)
	07/2014	MXN	19,419		1,493	0	(2)
	07/2014		$358	BRL	808	8	0
	07/2014		126,992	EUR	93,438	953	0
	07/2014		13,615	GBP	8,004	83	0
	07/2014		165,950	JPY	16,833,840	220	0
	08/2014	EUR	104,149		$141,605	0	(1,025)
	08/2014	JPY	16,833,840		165,987	0	(225)
	08/2014		$223	NOK	1,325	0	(8)
	11/2014	MXN	294,740		$22,474	0	(42)
	12/2014		88,864		6,758	0	(14)
FBF	07/2014	BRL	86,223		38,296	0	(728)
	07/2014	INR	361,021		6,010	22	0
	07/2014		$39,148	BRL	86,223	0	(124)
	07/2014		382,374	EUR	280,312	1,458	0
	08/2014	EUR	280,312		$382,424	0	(1,456)
	08/2014		$37,950	BRL	86,223	709	0
	08/2014		11,962	INR	728,147	67	0
	08/2014		4,950	MXN	65,328	68	0
	10/2014	BRL	99,436		$42,929	0	(919)
GLM	07/2014		12,767		5,797	18	0
	07/2014	EUR	191,341		262,010	47	(41)
	07/2014	MXN	399,430		29,930	0	(831)
	07/2014	NZD	837		706	0	(27)
	07/2014		$5,692	BRL	12,767	86	0
	07/2014		2,255	INR	133,964	0	(30)
	08/2014	EUR	2,953		$4,020	0	(24)
	08/2014	MXN	1,702,120		127,368	0	(3,404)
	08/2014		$8,827	GBP	5,185	44	0
	09/2014	MXN	35,916		$2,749	0	(4)
	09/2014		$10,872	MXN	141,785	0	(4)
	10/2014	BRL	156,084		$67,383	0	(1,445)
	10/2014	MXN	709,262		53,877	0	(399)
	11/2014		324,735		24,910	103	0
	02/2015		860,226		65,087	133	(396)
HUS	07/2014	BRL	111,654		48,642	0	(1,891)
	07/2014		$50,694	BRL	111,654	0	(161)
	10/2014	BRL	55,463		$23,948	0	(510)
JPM	07/2014		102,276		45,628	0	(661)
	07/2014	EUR	81,704		111,519	0	(358)
	07/2014	GBP	6,883		11,661	0	(118)
	07/2014		$46,335	BRL	102,276	83	(129)
	07/2014		1,337	EUR	988	16	0
	07/2014		33,180	GBP	19,555	287	0
	07/2014		42,394	INR	2,533,982	0	(365)
	08/2014	CHF	7,886		$8,767	0	(129)
	08/2014	MXN	561,590		41,602	0	(1,537)
	08/2014		$42,858	BRL	96,819	552	0
	08/2014		990	INR	58,856	0	(15)
	08/2014		212	RUB	7,794	15	0
	09/2014	MXN	36,756		$2,828	10	0
MSC	07/2014		$25,559	MXN	342,412	819	0
	08/2014		102,401		1,371,878	3,010	0
	02/2015		6,650		87,735	15	0
RBC	07/2014	EUR	8,370		$11,396	0	(65)
	09/2014	MXN	21,393		1,645	5	0
	09/2014		$1,860	CAD	2,022	31	0
	12/2014	MXN	597,659		$45,464	0	(106)
UAG	07/2014	BRL	117,379		52,509	21	(637)
	07/2014	MXN	25,691		1,968	0	(9)
	07/2014		$52,141	BRL	117,379	984	0
	07/2014		4,329	INR	255,502	0	(91)
	07/2014		2,185	MXN	28,702	24	0
	08/2014	INR	58,856		$990	15	0
	08/2014		$42,808	BRL	96,767	579	0
	07/2015	BRL	102,463		$41,567	0	(580)

Total Forward Foreign Currency Contracts						$16,253	$(26,077)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$11,300	$935	$706
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	21,400	1,706	1,338

Total Purchased Options							$2,641	$2,044

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$41,900	$(790)	$(642)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	90,000	(1,710)	(1,379)

							$(2,500)	$(2,021)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	40,800	$(140)	$(17)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		17,300	(61)	(7)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		14,600	(54)	(6)

							$(255)	$(30)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$7,300	$(204)	$(176)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	7,600	(55)	(52)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	36,000	(1,985)	(1,464)
	Put - OTC USD versus JPY		80.000	02/28/2019	8,800	(476)	(362)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	6,200	(20)	(24)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	11,200	(280)	(215)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	10,800	(257)	(155)
	Put - OTC USD versus JPY		94.750	04/21/2016	13,800	(405)	(351)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	10,600	(239)	(199)
	Call - OTC USD versus BRL		2.600	03/11/2015	7,300	(131)	(112)
	Call - OTC USD versus BRL		2.740	06/08/2015	10,500	(236)	(192)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	3,600	(23)	(21)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	4,700	(16)	(18)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,200	(15)	(18)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	10,200	(84)	(24)
	Call - OTC USD versus BRL		2.650	05/29/2015	21,100	(622)	(465)
	Call - OTC USD versus BRL		2.650	06/08/2015	3,400	(102)	(79)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	14,800	(83)	(127)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	4,800	(59)	(72)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	44,200	(1,120)	(634)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	11,200	(306)	(276)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	3,300	(20)	(19)

						$(6,738)	$(5,055)

Total Written Options						$(9,493)	$(7,106)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$27,500	$(1,191)	$806	$0	$(385)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		28,400	(1,663)	831	0	(832)
	Sony Corp.	1.000%	03/20/2018	0.991%	JPY	30,000	(44)	44	0	0
BRC	SoftBank Corp.	1.000%	12/20/2017	1.426%		185,700	(209)	183	0	(26)
	Sony Corp.	1.000%	03/20/2018	0.991%		30,000	(46)	46	0	0
DUB	Sony Corp.	1.000%	03/20/2018	0.991%		40,000	(61)	61	0	0
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$2,100	(92)	63	0	(29)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	140,000	(152)	132	0	(20)
	Sony Corp.	1.000%	12/20/2017	0.886%		50,000	(72)	74	2	0
	Sony Corp.	1.000%	03/20/2018	0.991%		20,000	(29)	29	0	0
HUS	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$15,400	(645)	429	0	(216)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		1,000	(66)	10	0	(56)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		17,200	(702)	198	0	(504)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		8,000	(284)	172	0	(112)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	154,300	(177)	155	0	(22)
	Sony Corp.	1.000%	12/20/2017	0.886%		60,000	(89)	92	3	0
	Sony Corp.	1.000%	03/20/2018	0.991%		60,000	(82)	82	0	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	2,600	29	(1)	28	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$23,900	(894)	560	0	(334)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		2,700	(183)	32	0	(151)

							$(6,652)	$3,998	$33	$(2,687)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	2,120,000	$138	$200	$338	$0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		1,160,000	70	115	185	0
DUB	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		1,550,000	93	155	248	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$5,355	(18)	(1)	0	(19)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		5,355	(20)	1	0	(19)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	1,080,000	72	101	173	0

						$335	$571	$944	$(38)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	51,300	$(12)	$8	$0	$(4)
BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017	BRL	86,600	90	(463)	0	(373)
BRC	Pay	28-Day MXN-TIIE	6.740%	10/26/2023	MXN	91,500	(1)	414	413	0
DUB	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		37,000	171	49	220	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		32,000	(1)	19	18	0
FBF	Pay	28-Day MXN-TIIE	6.740%	10/26/2023		47,000	(2)	214	212	0
HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		32,000	156	34	190	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		136,500	(42)	32	0	(10)
MYC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		141,700	(101)	772	671	0
SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		2,900	1	13	14	0

							$259	$1,092	$1,738	$(387)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value

Counterparty	Pay/ Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	1,354	Not Applicable, Fully Funded	02/11/2015	$205	$205	$106	$311	$0

Total Return Swaps on Indices

									Swap Agreements, at Value

Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	ERADXULT Index	21,770	1-Month USD-LIBOR plus a specified spread	03/31/2015	$35,131		$1,038	$1,038	$0
	Receive	ERADXULT Index	116,945	1-Month USD-LIBOR plus a specified spread	05/29/2015	190,083		4,192	4,192	0
FBF	Receive	ERADXULT Index	342,901	1-Month USD-LIBOR plus a specified spread	09/30/2014	565,289		4,433	4,433	0
	Receive	ERADXULT Index	198,123	1-Month USD-LIBOR plus a specified spread	01/15/2015	297,969		31,216	31,216	0
	Receive	ERADXULT Index	597,692	1-Month USD-LIBOR plus a specified spread	06/15/2015	975,086		18,228	18,228	0

								$59,107	$59,107	$0

Total Swap Agreements							$(5,853)	$64,874	$62,133	$(3,112)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $15,321 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,562	$4,659	$24,221
Corporate Bonds & Notes
Banking & Finance	0	200,946	5,001	205,947
Industrials	0	94,570	1,882	96,452
Utilities	0	38,857	0	38,857
Municipal Bonds & Notes
Arizona	0	4,815	0	4,815
California	0	183	0	183
Colorado	0	664	0	664
Illinois	0	594	0	594
Massachusetts	0	109	0	109
New York	0	3,888	0	3,888
Ohio	0	2,861	0	2,861
Pennsylvania	0	112	0	112
Texas	0	3,134	0	3,134
U.S. Government Agencies	0	250,062	0	250,062
U.S. Treasury Obligations	0	28,577	0	28,577
Mortgage-Backed Securities	0	109,658	318	109,976
Asset-Backed Securities	0	83,057	0	83,057
Sovereign Issues	0	630,437	0	630,437
Preferred Securities
Banking & Finance	7,091	0	0	7,091
Short-Term Instruments
Certificates of Deposit	0	83,408	0	83,408
Commercial Paper	0	10,489	0	10,489
Repurchase Agreements	0	601	0	601
Mexico Treasury Bills	0	325,508	0	325,508
U.S. Treasury Bills	0	19,929	0	19,929
	$7,091	$1,912,021	$11,860	$1,930,972

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$412,118	$0	$0	$412,118

Total Investments	$419,209	$1,912,021	$11,860	$2,343,090

Short Sales, at Value - Liabilities

U.S. Government Agencies	$0	$(201,601)	$0	$(201,601)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	423	529	0	952
Over the counter	0	80,119	311	80,430
	$423	$80,648	$311	$81,382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(325)	(888)	0	(1,213)
Over the counter	0	(36,295)	0	(36,295)

	$(325)	$(37,183)	$0	$(37,508)

Totals	$419,307	$1,753,885	$12,171	$2,185,363
There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.2%
CORPORATE BONDS & NOTES 27.1%
BANKING & FINANCE 16.5%
Ally Financial, Inc.
2.427% due 12/01/2014		$400	$400
2.750% due 01/30/2017		4,600	4,663
3.500% due 07/18/2016		1,000	1,034
6.750% due 12/01/2014		900	922
8.000% due 03/15/2020		600	730
8.300% due 02/12/2015		1,100	1,148
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015	EUR	1,300	1,821
4.875% due 09/15/2016		2,000	2,961
5.000% due 02/09/2019		1,700	2,615
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		400	620
Banco Bradesco S.A.
4.500% due 01/12/2017		$1,100	1,165
Bank of America Corp.
2.000% due 01/11/2018		2,519	2,537
5.650% due 05/01/2018		400	454
5.750% due 12/01/2017		5,700	6,441
6.400% due 08/28/2017		769	879
6.875% due 04/25/2018		2,500	2,946
7.625% due 06/01/2019		400	495
Bankia S.A.
4.250% due 07/05/2016	EUR	1,400	2,054
4.500% due 04/26/2022		2,700	4,325
Barclays Bank PLC
10.179% due 06/12/2021		$1,040	1,444
BNP Paribas S.A.
0.533% due 11/07/2015		1,300	1,300
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	3,800	5,359
Caixa Economica Federal
4.250% due 05/13/2019		$1,800	1,822
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		3,600	3,687
CIT Group, Inc.
4.750% due 02/15/2015		200	204
Citigroup, Inc.
1.025% due 04/01/2016		7,200	7,249
4.587% due 12/15/2015		4,400	4,640
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	2,400	4,246
Export-Import Bank of Korea
5.875% due 01/14/2015		$4,000	4,111
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		3,100	3,124
1.329% due 08/28/2014		2,200	2,203
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	2,104
Goldman Sachs Group, Inc.
0.680% due 03/22/2016		$400	400
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,560
International Lease Finance Corp.
4.875% due 04/01/2015		1,400	1,438
5.750% due 05/15/2016		400	429
7.125% due 09/01/2018		1,750	2,034
JPMorgan Chase & Co.
0.847% due 02/26/2016		7,500	7,545
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	40
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,200	1,752
Loews Corp.
5.250% due 03/15/2016		2,800	3,014
Morgan Stanley
1.509% due 04/25/2018		3,100	3,164
2.875% due 07/28/2014		100	100
6.250% due 08/28/2017		300	342
Prudential Covered Trust
2.997% due 09/30/2015		728	746

Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,800	1,933
SLM Corp.
4.875% due 06/17/2019		3,500	3,616
5.000% due 04/15/2015		100	103
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		2,100	2,198
Swedbank Hypotek AB
1.375% due 03/28/2018		3,300	3,288

			114,405

INDUSTRIALS 4.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		1,475	1,647
Barrick North America Finance LLC
4.400% due 05/30/2021		1,800	1,885
CNPC General Capital Ltd.
1.125% due 05/14/2017		900	903
2.750% due 05/14/2019		200	200
Ecopetrol S.A.
5.875% due 09/18/2023		6,000	6,760
Fresnillo PLC
5.500% due 11/13/2023		300	315
HCA, Inc.
6.500% due 02/15/2016		800	863
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	2,480
KP Germany Erste GmbH
11.625% due 07/15/2017		1,000	1,547
Lukoil International Finance BV
6.125% due 11/09/2020		$1,700	1,847
MGM Resorts International
7.500% due 06/01/2016		3,900	4,315
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018	EUR	2,000	2,956
Total Capital Canada Ltd.
0.606% due 01/15/2016		$3,400	3,417
Williams Partners LP
4.500% due 11/15/2023		1,100	1,168

			30,303

UTILITIES 6.2%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	200	281
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$1,600	1,605
Embarq Corp.
7.995% due 06/01/2036		200	220
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		2,500	2,721
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		900	974
Petrobras Global Finance BV
2.592% due 03/17/2017		2,700	2,739
3.112% due 03/17/2020		2,600	2,678
3.250% due 03/17/2017		2,300	2,360
Rosneft Finance S.A.
7.875% due 03/13/2018		1,500	1,719
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023		1,600	1,596
5.060% due 04/08/2043		4,200	4,111
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		2,300	2,303
1.750% due 04/10/2017		4,100	4,106
Sprint Communications, Inc.
6.000% due 12/01/2016		300	327
8.375% due 08/15/2017		700	820
9.125% due 03/01/2017		5,200	6,104
Telecom Italia SpA
7.000% due 01/20/2017	EUR	300	464
Telefonica Europe BV
6.500% due 09/18/2018 (d)		300	453
Verizon Communications, Inc.
1.761% due 09/15/2016		$4,600	4,729
1.981% due 09/14/2018		1,500	1,584

5.150% due 09/15/2023	700	784

		42,678

Total Corporate Bonds & Notes (Cost $182,593)		187,386

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 1.0%
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015	5,300	5,315
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,757

		7,072

TEXAS 0.0%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	5	5

Total Municipal Bonds & Notes (Cost $6,611)		7,077

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
0.272% due 03/25/2034	11	11
0.282% due 03/25/2036	368	347
0.502% due 09/25/2042	247	245
1.625% due 11/25/2023	58	60
1.652% due 04/25/2024	52	54
1.871% due 08/01/2035	275	288
2.193% due 09/01/2035	313	316
2.225% due 02/01/2034	126	135
2.261% due 07/01/2032	20	20
2.278% due 10/01/2035	156	168
2.289% due 07/01/2035	267	284
2.300% due 02/01/2035 - 10/01/2035	362	386
2.336% due 10/01/2035	126	135
2.340% due 09/01/2031	1	1
2.352% due 08/01/2036	325	347
2.483% due 03/01/2036	905	968
2.485% due 11/01/2034	259	277
3.000% due 11/01/2042 - 06/01/2043	9,719	9,605
3.500% due 07/01/2029	40,000	42,383
4.000% due 10/01/2030 - 07/01/2044	76,200	81,205
5.500% due 02/01/2024 - 09/01/2027	78	87
Freddie Mac
0.352% due 10/15/2020	133	134
0.552% due 11/15/2043	13,029	13,030
1.324% due 10/25/2044	88	90
1.524% due 07/25/2044	415	414
2.001% due 09/01/2035	83	87
5.500% due 08/15/2030	1	1
Ginnie Mae
0.552% due 03/16/2032	15	15
1.625% due 11/20/2024	45	46
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,274	1,386
Small Business Administration
5.680% due 06/01/2028	1,131	1,274

Total U.S. Government Agencies (Cost $151,041)		153,799

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (f)(h)	28,941	29,137
0.125% due 07/15/2022 (f)(h)(j)	2,682	2,700
U.S. Treasury Notes
2.750% due 11/15/2023 (f)(j)	8,000	8,195

Total U.S. Treasury Obligations (Cost $40,192)		40,032

MORTGAGE-BACKED SECURITIES 4.5%
American General Mortgage Loan Trust
5.150% due 03/25/2058	87	88
American Home Mortgage Assets Trust
0.342% due 05/25/2046	1,216	924
0.362% due 10/25/2046	433	287
American Home Mortgage Investment Trust
1.822% due 09/25/2045	394	383
Banc of America Funding Corp.
2.938% due 01/20/2047 ^	66	52
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	167	170

Bear Stearns Alt-A Trust
2.576% due 08/25/2036 ^		653	304
2.583% due 05/25/2035		251	246
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	1,506	1,985
Citigroup Commercial Mortgage Trust
2.388% due 09/10/2045 (a)		$8,798	960
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		519	515
5.669% due 09/25/2037 ^		886	812
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		486	541
Countrywide Alternative Loan Trust
0.363% due 03/20/2046		983	766
0.363% due 07/20/2046 ^		1,016	699
2.560% due 06/25/2037		1,847	1,544
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035		186	172
0.472% due 03/25/2035		134	122
Credit Suisse Commercial Mortgage Trust
5.858% due 03/15/2039		4,116	4,398
Credit Suisse First Boston Mortgage Securities Corp.
2.227% due 06/25/2033		116	116
4.829% due 11/15/2037		2,700	2,713
Downey Savings & Loan Association Mortgage Loan Trust
0.415% due 08/19/2045		650	582
2.631% due 07/19/2044		52	52
First Horizon Alternative Mortgage Securities Trust
2.280% due 03/25/2035		152	124
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		57	54
First Republic Mortgage Loan Trust
0.502% due 11/15/2031		57	54
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		3,216	3,532
Greenpoint Mortgage Funding Trust
0.332% due 01/25/2037		1,079	811
GSR Mortgage Loan Trust
2.657% due 09/25/2035		162	164
HarborView Mortgage Loan Trust
0.395% due 03/19/2036		749	557
HomeBanc Mortgage Trust
2.304% due 04/25/2037 ^		849	510
IndyMac Mortgage Loan Trust
0.452% due 06/25/2037 ^		322	161
2.509% due 12/25/2034		35	33
JPMorgan Mortgage Trust
2.952% due 02/25/2035		98	98
Mall Funding PLC
1.208% due 04/22/2017	GBP	238	407
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		$160	148
0.402% due 11/25/2035		23	22
1.151% due 10/25/2035		51	49
Morgan Stanley Capital Trust
6.105% due 06/11/2049		98	109
Residential Accredit Loans, Inc. Trust
0.452% due 01/25/2035		217	212
0.552% due 03/25/2033		23	23
Residential Asset Securitization Trust
0.502% due 10/25/2018		214	210
0.552% due 05/25/2033		22	22
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		191	156
Structured Asset Mortgage Investments Trust
0.372% due 05/25/2046		642	383
0.405% due 07/19/2035		207	199
0.432% due 02/25/2036		468	377
UBS-Barclays Commercial Mortgage Trust
1.274% due 03/10/2046 (a)		29,302	2,058
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 01/25/2045		110	109
0.472% due 01/25/2045		112	108
Wells Fargo Commercial Mortgage Trust
1.182% due 02/15/2027		2,200	2,206
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 10/25/2033		82	84

Total Mortgage-Backed Securities (Cost $31,763)			31,411

ASSET-BACKED SECURITIES 4.8%
Access Group, Inc.
1.529% due 10/27/2025		1,194	1,204

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.602% due 10/25/2035		1,400	1,206
Alba SPV SRL
1.827% due 04/20/2040	EUR	2,064	2,844
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.172% due 10/25/2034		$1,000	862
Bear Stearns Asset-Backed Securities Trust
2.970% due 10/25/2036		868	852
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	832	1,122
Cairn CLO BV
0.663% due 10/15/2022		860	1,170
Carlyle High Yield Partners Ltd.
0.443% due 04/19/2022		$7,367	7,249
COA Summit CLO Ltd.
1.586% due 04/20/2023		1,300	1,299
First Franklin Mortgage Loan Trust
1.022% due 09/25/2034		1,671	1,465
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		15	7
GSAMP Trust
0.332% due 11/25/2035		75	14
LCM LP
1.486% due 04/15/2022		3,400	3,401
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		186	169
Merrill Lynch Mortgage Investors Trust
0.262% due 03/25/2037		6,699	4,056
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		1,700	1,700
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.202% due 10/25/2034		1,800	1,484
Race Point CLO Ltd.
1.531% due 12/15/2022		1,500	1,502
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		327	319
Venture CDO Ltd.
0.448% due 07/22/2021		1,600	1,578

Total Asset-Backed Securities (Cost $33,638)			33,503

SOVEREIGN ISSUES 18.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	500	770
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	4,880
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	250,000	2,385
4.500% due 07/03/2017		220,000	2,085
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,900	1,843
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	1,603	2,284
3.750% due 05/01/2021		3,100	4,710
4.500% due 05/01/2023		2,300	3,624
4.750% due 09/01/2021		1,500	2,419
4.750% due 09/01/2028		4,400	7,003
5.500% due 09/01/2022		2,300	3,870
5.500% due 11/01/2022		5,400	9,073
Italy Government International Bond
5.250% due 09/20/2016		$800	873
6.000% due 08/04/2028	GBP	300	588
Mexico Government International Bond
7.500% due 06/03/2027	MXN	75,100	6,581
7.750% due 05/29/2031		92,870	8,204
7.750% due 11/23/2034		20,900	1,854
8.500% due 11/18/2038		10,000	943
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,224
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		1,300	1,345
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	297
4.750% due 05/10/2018		$4,200	4,541
5.250% due 02/18/2024		1,100	1,188
5.500% due 10/26/2022		4,200	4,615
Spain Government International Bond
2.100% due 04/30/2017	EUR	6,600	9,376
3.800% due 04/30/2024		1,000	1,502
4.400% due 10/31/2023		2,100	3,306
5.400% due 01/31/2023		7,900	13,298
5.850% due 01/31/2022		12,100	20,867

Total Sovereign Issues (Cost $121,484)			125,548

	SHARES
EXCHANGE-TRADED FUNDS 6.7%
iShares MSCI EAFE ETF		675,647	46,194

Total Exchange-Traded Funds (Cost $46,574)			46,194

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.0%
CERTIFICATES OF DEPOSIT 4.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$5,500	5,500
China Construction Bank Corp.
1.000% due 07/28/2014		6,900	6,896
Credit Suisse
0.437% due 01/12/2015		7,300	7,301
0.547% due 08/24/2015		500	500
Intesa Sanpaolo SpA
1.650% due 04/07/2015		7,100	7,114

			27,311

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC
0.680% due 03/02/2015		700	697
0.815% due 07/01/2014		100	100
0.815% due 07/07/2014		100	100
0.900% due 07/01/2014		600	600

			1,497

REPURCHASE AGREEMENTS (e) 0.1%			886

MEXICO TREASURY BILLS 11.3%
3.538% due 08/21/2014 - 02/05/2015 (b)	MXN	1,022,000	78,172

U.S. TREASURY BILLS 1.4%
0.055% due 07/17/2014 - 12/26/2014 (b)(f)(h)(j)		$9,416	9,415

Total Short-Term Instruments (Cost $115,866)			117,281

Total Investments in Securities (Cost $729,762)			742,231

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio		1,422	14
PIMCO Short-Term Floating NAV Portfolio III		3,354,691	33,520

Total Short-Term Instruments (Cost $33,533)			33,534

Total Investments in Affiliates (Cost $33,533)			33,534

Total Investments 112.0% (Cost $763,295)			$775,765
Financial Derivative Instruments (g)(i) 2.1% (Cost or Premiums, net $(2,496))			14,921
Other Assets and Liabilities, net (14.1%)			(97,765)

Net Assets 100.0%			$692,921

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$886	Fannie Mae 2.110% due 11/07/2022	$(904)	$886	$886

Total Repurchase Agreements						$(904)	$886	$886

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(4,000)	$(4,000)

Total Reverse Repurchase Agreements					$(4,000)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.150%	07/01/2014	07/17/2014	$(17,114)	$(17,135)
FOB	0.250%	06/27/2014	07/09/2014	(7,846)	(7,851)
MSC	0.280%	06/30/2014	07/02/2014	(950)	(950)
TDM	0.120%	05/23/2014	07/11/2014	(4,073)	(4,079)

Total Sale-Buyback Transactions					$(30,015)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $11,554 at a weighted average interest rate of 0.120%.
(3)	Payable for sale-buyback transactions includes $40 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$34,000	$(35,901)	$(35,954)
DEU	Fannie Mae	4.000%	08/01/2044	6,000	(6,342)	(6,345)
FOB	Fannie Mae	4.000%	07/01/2044	17,000	(17,759)	(18,031)
	Fannie Mae	4.000%	08/01/2044	22,000	(23,261)	(23,264)
	Fannie Mae	4.500%	08/01/2044	32,000	(34,534)	(34,565)
GSC	Fannie Mae	3.000%	07/01/2044	5,000	(4,880)	(4,936)
JPS	Fannie Mae	3.000%	07/01/2044	5,000	(4,880)	(4,936)
	Fannie Mae	4.500%	07/01/2044	8,000	(8,623)	(8,661)

Total Short Sales					$(136,180)	$(136,692)

(f)	Securities with an aggregate market value of $35,220 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	4	$(9)	$0	$(3)
Australia Government 3-Year Bond September Futures	Short	09/2014	35	(20)	1	(3)
Australia Government 10-Year Bond September Futures	Short	09/2014	19	(44)	0	(8)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	56	3	6	(2)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	46	2	3	(1)
Canada Government 10-Year Bond September Futures	Short	09/2014	129	(148)	22	(13)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	121	477	2	(27)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	264	(528)	76	(33)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	135	5	0	(9)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	435	(192)	0	(34)
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	406	294	114	0
United Kingdom Long Gilt September Futures	Long	09/2014	3	0	0	(2)

Total Futures Contracts				$(160)	$224	$(135)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$33,500	$671	$188	$0	$(15)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043	CAD	3,500	$(159)	$(218)	$0	$(20)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		$47,500	133	(56)	0	(15)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		114,900	(352)	(389)	0	(40)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		88,300	118	(59)	0	(33)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		28,600	(660)	(531)	0	(31)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		30,000	(1,195)	(651)	0	(50)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		15,600	(564)	(566)	0	(28)
Receive	3-Month USD-LIBOR	3.250%	06/18/2029		56,700	(1,751)	(2,615)	0	(175)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		5,500	(491)	(490)	0	(34)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	44,300	(2,939)	(1,796)	49	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	66,300	300	154	33	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		12,300	(301)	(246)	67	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	240,000	33	40	0	(1)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	8,000	3	3	1	0

						$(7,825)	$(7,420)	$150	$(427)

Total Swap Agreements						$(7,154)	$(7,232)	$150	$(442)

(h)	Securities with an aggregate market value of $11,750 and cash of $707 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	3,201		$1,425	$0	$(24)
	07/2014	GBP	89,635		150,766	0	(2,635)
	07/2014	INR	34,149		575	8	0
	07/2014		$1,448	BRL	3,201	5	(4)
	07/2014		69,806	GBP	41,124	574	0
	08/2014	GBP	41,124		$69,788	0	(574)
	10/2014	MXN	73,216		5,538	0	(70)
BPS	07/2014	BRL	1,795		808	2	(6)
	07/2014	EUR	112,581		153,554	0	(602)
	07/2014	INR	63,543		1,075	21	0
	07/2014	MXN	22,051		1,694	0	(3)
	07/2014	NZD	410		347	0	(12)
	07/2014		$796	BRL	1,795	16	0
	07/2014		4,509	INR	266,259	0	(93)
	08/2014	EUR	818		$1,114	0	(7)
	08/2014		$3,017	GBP	1,778	25	0
	10/2014	MXN	163,637		$12,411	0	(115)
BRC	07/2014	EUR	27,368		37,340	0	(135)
	07/2014	JPY	831,580		8,121	0	(88)
	07/2014	NZD	224		189	0	(7)
	07/2014		$735	INR	43,526	0	(13)
	07/2014		180,871	JPY	18,368,840	451	0
	07/2014		613	MXN	8,000	2	0
	08/2014	CHF	3,731		$4,166	0	(43)
	08/2014	DKK	49,050		9,158	147	0
	08/2014	JPY	18,368,840		180,910	0	(458)
	08/2014	SEK	143,543		22,084	611	0
	08/2014		$1,128	GBP	662	5	0
	09/2014	SGD	12,681		$10,077	0	(93)
CBK	07/2014	BRL	2,395		1,063	0	(21)
	07/2014	INR	16,027		270	4	0
	07/2014	JPY	17,358,691		170,582	0	(769)
	07/2014	MXN	8,782		674	0	(2)
	07/2014		$140	AUD	149	1	0
	07/2014		1,075	BRL	2,395	11	(2)
	07/2014		410	HKD	3,178	0	0
	07/2014		1,822	JPY	186,169	16	0
	08/2014	AUD	1,636		$1,529	0	(10)
	08/2014	CHF	1,596		1,786	0	(14)
	08/2014	EUR	4,523		6,154	0	(40)
	08/2014	GBP	2,498		4,242	0	(32)
	08/2014	INR	25,778		431	5	0
	08/2014	JPY	406,052		3,985	0	(24)
	08/2014		$1,371	CHF	1,200	0	(17)
	08/2014		198	DKK	1,062	0	(3)
	08/2014		128	NOK	760	0	(4)
	08/2014		471	SEK	3,068	0	(12)
DUB	07/2014	BRL	1,152		$523	2	0
	07/2014	HKD	3,846		496	0	0
	07/2014	JPY	378,100		3,705	0	(27)
	07/2014	MXN	6,217		478	0	(1)
	07/2014		$510	BRL	1,152	11	0
	07/2014		93,826	EUR	69,035	704	0
	07/2014		77,737	GBP	45,739	540	0
	07/2014		4,262	JPY	432,297	6	0
	08/2014	EUR	69,035		$93,837	0	(705)
	08/2014	GBP	43,144		73,305	0	(512)
	08/2014	JPY	432,297		4,263	0	(6)
	08/2014	NOK	34,362		5,792	199	0
	08/2014	NZD	903		787	0	(1)
	09/2014	ILS	9,142		2,629	0	(34)
FBF	07/2014	HKD	155,718		20,063	0	(23)
	07/2014		$174,691	EUR	128,063	666	0
	08/2014	EUR	128,063		$174,714	0	(665)
	08/2014		$3,880	INR	236,159	22	0
GLM	07/2014	BRL	4,057		$1,842	6	0
	07/2014	EUR	121,791		166,800	31	0
	07/2014	MXN	6,214		476	0	(2)
	07/2014	NZD	269		227	0	(9)
	07/2014		$1,808	BRL	4,057	28	0
	07/2014		575	INR	34,149	0	(8)
	08/2014	MXN	561,176		$41,803	0	(1,304)
	08/2014		$3,141	GBP	1,845	16	0
	09/2014	MXN	22,666		$1,736	0	(1)
	10/2014		32,438		2,469	0	(13)
	02/2015		38,796		2,890	0	(57)
JPM	07/2014	BRL	4,189		1,871	0	(25)
	07/2014	EUR	8,883		12,102	0	(62)
	07/2014	GBP	2,298		3,893	0	(39)
	07/2014		$1,902	BRL	4,189	0	(6)
	07/2014		107,457	EUR	79,042	775	0
	07/2014		11,215	GBP	6,610	97	0
	07/2014		12,417	INR	741,237	0	(122)
	08/2014	CHF	2,519		$2,800	0	(41)
	08/2014	EUR	79,042		107,470	0	(776)
	08/2014		$1,761	BRL	3,979	23	0
	08/2014		1,223	INR	72,932	0	(17)
	09/2014	MXN	11,421		$879	3	0
MSC	07/2014	AUD	1,011		931	0	(22)
	07/2014	EUR	2,712		3,696	0	(18)
	07/2014	GBP	1,540		2,591	0	(45)
	07/2014	HKD	4,240		547	0	0
	07/2014	JPY	232,766		2,283	0	(15)
	07/2014		$1,190	HKD	9,224	0	0
	08/2014	CHF	989		$1,105	0	(11)
	08/2014	INR	25,778		431	5	0
RBC	07/2014	EUR	2,805		3,819	0	(22)
	08/2014	CHF	55,649		63,320	545	0
	09/2014	CAD	2,569		2,363	0	(40)
	09/2014	MXN	11,282		868	3	0
	10/2014		212,476		15,856	0	(405)
	12/2014		88,905		6,687	0	(92)
SOG	07/2014	AUD	57,043		52,675	0	(1,113)
	07/2014		$54,592	AUD	57,904	9	0
	08/2014	AUD	57,905		$54,459	0	(10)
UAG	07/2014	BRL	1,823		828	3	0
	07/2014	MXN	8,309		637	0	(3)
	07/2014		$810	BRL	1,823	15	0
	07/2014		2,643	INR	156,613	0	(45)
	08/2014	INR	21,402		$360	6	0

Total Forward Foreign Currency Contracts						$5,619	$(12,229)

Purchased Options:

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
GLM	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	10/24/2014	$2,800	$320	$287

Total Purchased Options					$320	$287

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	12,000	$(41)	$(5)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		5,500	(19)	(2)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,600	(17)	(2)

							$(77)	$(9)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$5,700	$(159)	$(137)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	5,200	(287)	(211)
	Put - OTC USD versus JPY		80.000	02/28/2019	1,400	(76)	(58)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	1,100	(27)	(21)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	4,300	(29)	(20)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	2,600	(62)	(37)
	Put - OTC USD versus JPY		94.750	04/21/2016	8,500	(250)	(216)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015	2,300	(41)	(35)
	Call - OTC USD versus BRL		2.740	06/08/2015	3,400	(76)	(62)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	900	(6)	(5)
	Call - OTC USD versus INR		61.300	08/14/2014	2,300	(20)	(12)
FBF	Call - OTC USD versus INR		60.000	08/21/2014	1,000	(13)	(15)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	13,600	(401)	(300)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,100	(70)	(45)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	4,700	(26)	(40)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,500	(19)	(23)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	6,900	(175)	(99)
MSB	Call - OTC USD versus INR	INR	61.300	08/14/2014	1,100	(10)	(6)
UAG	Call - OTC USD versus INR		60.600	07/31/2014	1,200	(7)	(7)

						$(1,754)	$(1,349)

Total Written Options						$(1,831)	$(1,358)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Goodrich Corp.	(0.510%)	09/20/2016	0.035%	$2,100	$0	$(23)	$0	$(23)
JPM	Loews Corp.	(0.280%)	03/20/2016	0.090%	2,300	0	(8)	0	(8)

						$0	$(31)	$0	$(31)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$1,900	$(81)	$54	$0	$(27)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		4,300	(238)	112	0	(126)
BRC	Russia Government International Bond	1.000%	03/20/2019	1.662%		2,300	(131)	63	0	(68)
	Volvo Treasury AB	1.000%	03/20/2021	1.059%	EUR	100	(5)	5	0	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$500	(21)	14	0	(7)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		3,300	(191)	95	0	(96)
DUB	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		6,300	(138)	227	89	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,400	(97)	63	0	(34)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		500	(22)	15	0	(7)
HUS	Brazil Government International Bond	1.000%	03/20/2019	1.316%		3,600	(151)	100	0	(51)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		800	(53)	8	0	(45)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,200	(49)	14	0	(35)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,000	(36)	22	0	(14)
	Volvo Treasury AB	1.000%	03/20/2021	1.059%	EUR	1,200	(65)	59	0	(6)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%		1,900	21	0	21	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$2,500	(109)	74	0	(35)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		900	(61)	11	0	(50)

							$(1,427)	$936	$110	$(601)

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.4 Index	(0.350%)	02/17/2051	$4,205	$631	$(608)	$23	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	770,000	$50	$73	$123	$0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		440,000	27	44	71	0
DUB	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		560,000	34	56	90	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$1,691	(6)	0	0	(6)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		1,691	(6)	0	0	(6)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	390,000	26	36	62	0
MYC	CDX.IG-5 10-Year Index 10-15%	0.463%	12/20/2015		$5,600	0	16	16	0

						$125	$225	$362	$(12)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	53,800	$(37)	$292	$255	$0
BRC	Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	AUD	200	(1)	16	15	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	21,200	(21)	121	100	0
DUB	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		11,000	51	15	66	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		9,000	(7)	6	0	(1)
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		10,000	0	6	6	0
GLM	Pay	28-Day MXN-TIIE	6.350%	09/01/2023		171,200	(348)	751	403	0
HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		9,000	44	10	54	0
SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		17,000	5	75	80	0

							$(314)	$1,292	$979	$(1)

Total Return Swaps on Exchange-Traded Funds

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	iShares MSCI EAFE ETF	2,889,826	3-Month USD-LIBOR less a specified spread	03/26/2015	194,109		$8,221	$8,221	$0
DUB	Receive	iShares MSCI EAFE ETF	3,346,750	3-Month USD-LIBOR less a specified spread	03/31/2015	226,214		8,091	8,091	0
	Receive	iShares MSCI EAFE ETF	723,500	3-Month USD-LIBOR less a specified spread	05/04/2015	48,743		1,921	1,921	0
	Receive	iShares MSCI EAFE ETF	1,002,635	3-Month USD-LIBOR less a specified spread	05/29/2015	68,511		1,710	1,710	0
	Receive	iShares MSCI EAFE ETF	635,475	3-Month USD-LIBOR less a specified spread	07/15/2015	44,305		205	205	0
GST	Receive	iShares MSCI EAFE ETF	1,093,326	3-Month USD-LIBOR plus a specified spread	11/17/2014	74,729		1,828	1,828	0

								$21,976	$21,976	$0

Total Swap Agreements							$(985)	$23,790	$23,450	$(645)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $2,466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$114,405	$0	$114,405
Industrials	0	30,303	0	30,303
Utilities	0	42,678	0	42,678
Municipal Bonds & Notes
California	0	7,072	0	7,072
Texas	0	5	0	5
U.S. Government Agencies	0	153,799	0	153,799
U.S. Treasury Obligations	0	40,032	0	40,032
Mortgage-Backed Securities	0	31,411	0	31,411
Asset-Backed Securities	0	33,503	0	33,503
Sovereign Issues	0	125,548	0	125,548
Exchange-Traded Funds	46,194	0	0	46,194
Short-Term Instruments
Certificates of Deposit	0	27,311	0	27,311
Commercial Paper	0	1,497	0	1,497
Repurchase Agreements	0	886	0	886
Mexico Treasury Bills	0	78,172	0	78,172
U.S. Treasury Bills	0	9,415	0	9,415
	$46,194	$696,037	$0	$742,231

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,534	$0	$0	$33,534

Total Investments	$79,728	$696,037	$0	$775,765

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(136,692)	$0	$(136,692)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	224	150	0	374
Over the counter	0	29,356	0	29,356
	$224	$29,506	$0	$29,730

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(135)	(442)	0	(577)
Over the counter	0	(14,232)	0	(14,232)

	$(135)	$(14,674)	$0	$(14,809)

Totals	$79,817	$574,177	$0	$653,994

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0%
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.650% due 05/02/2016		$1,675	$1,678

Total Bank Loan Obligations (Cost $1,673)			1,678

CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 17.5%
Ally Financial, Inc.
3.500% due 07/18/2016		1,200	1,241
4.625% due 06/26/2015		2,400	2,481
6.750% due 12/01/2014		17,813	18,235
8.300% due 02/12/2015		2,400	2,505
American Honda Finance Corp.
0.730% due 10/07/2016		3,200	3,226
American International Group, Inc.
5.050% due 10/01/2015		500	527
ASIF
3.000% due 02/17/2017	EUR	200	271
Banco del Estado de Chile
4.125% due 10/07/2020		$2,000	2,128
Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	314
4.500% due 04/06/2015		500	513
4.625% due 02/13/2017		5,000	5,344
Banco Santander Chile
1.828% due 01/19/2016		1,000	1,010
Bank of America Corp.
3.750% due 07/12/2016		2,800	2,947
Barclays Bank PLC
10.179% due 06/12/2021		11,400	15,831
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	212
6.500% due 03/10/2021		200	227
6.750% due 09/30/2022		2,200	2,519
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	2,105
CIT Group, Inc.
3.875% due 02/19/2019		$1,600	1,629
4.250% due 08/15/2017		2,300	2,405
4.750% due 02/15/2015		2,600	2,657
5.000% due 05/15/2017		400	427
5.250% due 03/15/2018		2,800	3,013
5.500% due 02/15/2019		5,000	5,434
Citigroup, Inc.
0.501% due 06/09/2016		7,900	7,832
0.904% due 11/15/2016		7,000	7,040
1.250% due 01/15/2016		2,500	2,516
4.875% due 05/07/2015		900	932
5.000% due 09/15/2014		8,800	8,878
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		1,600	1,600
Deutsche Bank AG
0.698% due 05/30/2017		1,600	1,602
E*TRADE Financial Corp.
6.000% due 11/15/2017		800	836
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,105
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,343
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		3,100	3,141
2.500% due 01/15/2016		2,500	2,564
2.750% due 05/15/2015		2,300	2,345
3.875% due 01/15/2015		3,600	3,665
5.625% due 09/15/2015		2,000	2,116
7.000% due 04/15/2015		1,900	1,996
8.000% due 12/15/2016		200	233
8.700% due 10/01/2014		9,200	9,391
12.000% due 05/15/2015		600	659
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,000	2,034
HBOS PLC
0.934% due 09/30/2016		3,000	2,992

International Lease Finance Corp.
4.875% due 04/01/2015	5,000	5,134
5.750% due 05/15/2016	700	751
6.500% due 09/01/2014	2,100	2,118
6.750% due 09/01/2016	100	111
8.625% due 09/15/2015	4,156	4,509
8.750% due 03/15/2017	1,750	2,038
Intesa Sanpaolo SpA
3.125% due 01/15/2016	4,800	4,935
JPMorgan Chase & Co.
0.676% due 04/23/2015	18,400	18,444
0.847% due 02/26/2016	4,900	4,930
3.150% due 07/05/2016	2,100	2,190
3.450% due 03/01/2016	800	835
4.750% due 03/01/2015	600	617
Korea Development Bank
3.500% due 08/22/2017	300	317
4.375% due 08/10/2015	200	208
Korea Exchange Bank
3.125% due 06/26/2017	1,500	1,563
Korea Finance Corp.
3.250% due 09/20/2016	100	105
Lloyds Bank PLC
12.000% due 12/16/2024 (c)	200	292
Morgan Stanley
3.800% due 04/29/2016	1,200	1,260
Nordea Bank AB
0.590% due 04/04/2017	3,000	3,006
Northern Rock Asset Management PLC
5.625% due 06/22/2017	500	562
Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	104
Qatari Diar Finance Co.
3.500% due 07/21/2015	100	103
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	200	234
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,000	1,060
SLM Corp.
5.000% due 04/15/2015	1,200	1,236
5.500% due 01/15/2019	500	533
6.250% due 01/25/2016	4,655	4,963
Springleaf Finance Corp.
6.900% due 12/15/2017	2,000	2,225
State Bank of India
4.500% due 07/27/2015	1,000	1,031
Stone Street Trust
5.902% due 12/15/2015	300	320
Union Bank N.A.
0.624% due 05/05/2017	3,700	3,701
Wells Fargo & Co.
0.688% due 04/22/2019	10,200	10,236

		224,692

INDUSTRIALS 6.0%
21st Century Fox America, Inc.
5.300% due 12/15/2014	1,300	1,329
AbbVie, Inc.
0.983% due 11/06/2015	1,000	1,009
Asciano Finance Ltd.
5.000% due 04/07/2018	500	545
Braskem Finance Ltd.
5.750% due 04/15/2021	2,700	2,836
Campbell Soup Co.
0.525% due 08/01/2014	7,610	7,612
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	353
Daimler Finance North America LLC
0.580% due 03/10/2017	5,900	5,910
DISH DBS Corp.
7.125% due 02/01/2016	400	434
7.750% due 05/31/2015	600	637
Enbridge, Inc.
0.885% due 10/01/2016	2,600	2,616
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	689
HCA, Inc.
3.750% due 03/15/2019	3,900	3,944
6.375% due 01/15/2015	1,600	1,642
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	105
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	713

Johnson & Johnson
0.299% due 11/28/2016		10,100	10,116
Kroger Co.
0.756% due 10/17/2016		3,300	3,309
MGM Resorts International
6.875% due 04/01/2016		3,800	4,151
7.625% due 01/15/2017		400	453
PepsiCo, Inc.
0.425% due 07/30/2015		9,000	9,020
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,100
Rohm & Haas Co.
6.000% due 09/15/2017		29	33
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	606
United Airlines, Inc.
6.750% due 09/15/2015		900	910
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,100	7,638
Volkswagen International Finance NV
0.556% due 11/18/2015		$8,200	8,228
Woodside Finance Ltd.
4.500% due 11/10/2014		300	304

			76,242

UTILITIES 1.5%
Majapahit Holding BV
7.750% due 01/20/2020		200	235
Rosneft Finance S.A.
6.625% due 03/20/2017		800	880
Shell International Finance BV
0.293% due 11/10/2015		2,900	2,903
0.434% due 11/15/2016		2,400	2,404
Sprint Communications, Inc.
6.000% due 12/01/2016		4,500	4,911
Verizon Communications, Inc.
1.761% due 09/15/2016		1,100	1,131
1.981% due 09/14/2018		3,500	3,696
2.500% due 09/15/2016		1,000	1,031
3.650% due 09/14/2018		2,300	2,458

			19,649

Total Corporate Bonds & Notes (Cost $315,739)			320,583

MUNICIPAL BONDS & NOTES 2.7%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		1,000	1,118

CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	142
6.918% due 04/01/2040		900	1,213
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	142
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		1,600	2,065
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		1,400	1,496
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,190
5.813% due 06/01/2040		1,300	1,574
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		200	222

			8,044

FLORIDA 1.2%
Tallahassee, Florida Revenue Bonds, Series 2007
5.000% due 10/01/2037		14,500	15,669

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		100	125

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029		600	713

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	113

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,402

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	3,900	4,351
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.551% due 11/15/2028	2,900	2,900

		7,362

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	110

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	86

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	129

Total Municipal Bonds & Notes (Cost $33,267)		34,871

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
0.502% due 07/25/2037	63	63
0.532% due 07/25/2037	66	66
0.552% due 09/25/2035	93	94
0.562% due 09/25/2035	147	148
0.872% due 06/25/2037	231	234
0.875% due 08/28/2017 - 12/20/2017	19,500	19,337
0.882% due 06/25/2040	680	688
0.892% due 03/25/2040	179	181
1.250% due 01/30/2017	1,800	1,823
2.310% due 08/01/2022	100	98
4.000% due 07/01/2019 - 07/01/2044	9,826	10,419
4.500% due 07/01/2018 - 04/01/2042	8,937	9,664
4.500% due 08/01/2044	35,000	37,806
5.000% due 05/11/2017 - 07/01/2044	11,065	12,324
5.000% due 08/01/2044	2,000	2,214
5.375% due 06/12/2017	700	791
5.500% due 02/01/2018 - 08/01/2044	50,332	56,292
6.000% due 07/01/2036 - 07/01/2044	11,358	12,788
6.500% due 10/01/2035	42	48
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	691	689
Freddie Mac
0.722% due 06/15/2041	1,395	1,407
0.852% due 08/15/2037	188	191
0.862% due 10/15/2037	40	40
0.872% due 05/15/2037 - 09/15/2037	222	225
1.000% due 03/08/2017	3,700	3,723
1.250% due 05/12/2017	2,200	2,226
4.000% due 06/15/2038 - 07/15/2042	3,030	3,194
4.500% due 07/01/2044 - 08/01/2044	12,000	12,970
5.000% due 03/01/2038	4,172	4,616
5.500% due 08/23/2017 - 07/01/2038	1,062	1,202
Ginnie Mae
5.000% due 08/15/2038 - 05/15/2039	1,469	1,615
6.000% due 08/15/2037	219	250
Small Business Administration
4.430% due 05/01/2029	185	201
5.290% due 12/01/2027	41	45
5.490% due 03/01/2028	345	383
6.220% due 12/01/2028	50	58

Total U.S. Government Agencies (Cost $195,856)		198,113

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022		3,402	3,424
0.375% due 07/15/2023		2,750	2,803
0.625% due 07/15/2021		3,997	4,210
1.125% due 01/15/2021		108	117
1.250% due 07/15/2020		217	238
1.750% due 01/15/2028		3,621	4,167
2.000% due 07/15/2014 (g)(i)		16,223	16,261
2.000% due 01/15/2026		717	844
2.375% due 01/15/2025		10,186	12,340
2.375% due 01/15/2027		12,560	15,406
2.500% due 01/15/2029		7,397	9,327
3.625% due 04/15/2028		293	412
3.875% due 04/15/2029		1,154	1,685
U.S. Treasury Notes
2.500% due 05/15/2024 (e)		143,700	143,419

Total U.S. Treasury Obligations (Cost $214,266)			214,653

MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		118	119
5.775% due 06/10/2049		600	661
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		143	133
Chaseflex Trust
0.452% due 07/25/2037		1,667	1,402
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		3,341	3,355
Countrywide Alternative Loan Trust
0.312% due 02/25/2047		125	110
0.332% due 05/25/2047		893	777
0.502% due 05/25/2037 ^		7,758	5,176
1.123% due 02/25/2036		72	66
Countrywide Home Loan Mortgage Pass-Through Trust
2.465% due 02/20/2035		72	71
2.498% due 11/25/2034		45	43
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		4,313	4,663
DBRR Trust
0.853% due 02/25/2045		2,137	2,137
Eddystone Finance PLC
1.053% due 04/19/2021	GBP	2,143	3,595
Epic Opera Arlington Ltd.
0.778% due 07/28/2016		366	626
First Horizon Mortgage Pass-Through Trust
5.713% due 11/25/2037		$3,357	3,022
Granite Master Issuer PLC
0.333% due 12/20/2054	EUR	849	1,157
0.393% due 12/20/2054		314	429
0.413% due 12/20/2054		$370	367
0.734% due 12/20/2054	GBP	3,721	6,338
0.814% due 12/20/2054		1,697	2,893
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	18	24
0.874% due 03/20/2044	GBP	776	1,326
0.874% due 06/20/2044		639	1,095
0.908% due 01/20/2044		18	31
0.934% due 09/20/2044		80	136
GSR Mortgage Loan Trust
2.652% due 09/25/2035		$846	861
5.017% due 11/25/2035		21	21
6.000% due 03/25/2037		22	21
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	374	632
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		$600	651
5.420% due 01/15/2049		284	311
JPMorgan Mortgage Trust
2.625% due 07/25/2035		5,813	5,857
2.952% due 02/25/2035		7	7
3.185% due 08/25/2034		318	322
5.750% due 01/25/2036 ^		17	16
LB Commercial Mortgage Trust
6.045% due 07/15/2044		5,431	6,029
Leek Finance PLC
0.833% due 12/21/2037	GBP	1,426	2,552
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		$20	18

0.402% due 11/25/2035		33	32
5.063% due 09/25/2035		557	540
Morgan Stanley Capital Trust
5.439% due 02/12/2044		240	241
5.610% due 04/15/2049		88	89
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		37	35
Residential Accredit Loans, Inc. Trust
0.337% due 08/25/2036		1,262	986
1.483% due 09/25/2045		133	112
5.500% due 01/25/2035		7,016	7,181
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	582	790
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037		$77	60
0.405% due 07/19/2035		31	30
Titan Europe PLC
0.809% due 10/23/2016	GBP	348	592
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$31	31
WaMu Mortgage Pass-Through Certificates Trust
0.853% due 01/25/2047		44	42
1.123% due 02/25/2046		251	238
1.323% due 11/25/2042		163	160
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		1,557	1,519
2.615% due 01/25/2035		30	30
2.616% due 11/25/2034		571	583

Total Mortgage-Backed Securities (Cost $66,652)			70,341

ASSET-BACKED SECURITIES 2.0%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.792% due 07/25/2035		300	273
Bear Stearns Asset-Backed Securities Trust
0.312% due 08/25/2036		2,072	1,663
BNC Mortgage Loan Trust
0.252% due 05/25/2037		37	36
Citibank Omni Master Trust
2.902% due 08/15/2018		1,800	1,806
Cornerstone CLO Ltd.
0.446% due 07/15/2021		2,800	2,762
Duane Street CLO Ltd.
0.478% due 01/11/2021		2,988	2,960
First Franklin Mortgage Loan Trust
0.642% due 09/25/2035		1,000	917
GSAMP Trust
0.222% due 12/25/2036		28	15
Hillmark Funding
0.477% due 05/21/2021		815	806
ING Investment Management CLO Ltd.
0.497% due 12/01/2017		217	215
Lafayette CLO Ltd.
1.630% due 09/06/2022		75	75
MASTR Asset-Backed Securities Trust
0.202% due 01/25/2037		37	14
SG Mortgage Securities Trust
0.332% due 02/25/2036		12,934	7,449
SLM Private Education Loan Trust
1.252% due 08/15/2023		4,025	4,057
3.402% due 05/16/2044		316	336
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	922	1,248
Soundview Home Loan Trust
0.232% due 06/25/2037		$17	10
Venture CDO Ltd.
0.448% due 07/22/2021		600	592
Wells Fargo Home Equity Asset-Backed Securities Trust
0.742% due 11/25/2035		1,000	867

Total Asset-Backed Securities (Cost $25,516)			26,101

SOVEREIGN ISSUES 13.7%
Autonomous Community of Valencia
4.000% due 11/02/2016	EUR	4,100	5,945
4.375% due 07/16/2015		400	567
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017		18,400	25,419
2.250% due 05/15/2016		5,000	7,057
2.750% due 12/01/2015		1,600	2,261
3.000% due 06/15/2015		2,000	2,807
3.000% due 11/01/2015		300	424
3.750% due 08/01/2015		10,700	15,172
3.750% due 04/15/2016		400	579

3.750% due 08/01/2016		200	291
4.500% due 07/15/2015		17,600	25,120
4.750% due 05/01/2017		100	152
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		3,900	5,319
0.000% due 12/31/2015		400	543
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,826
Spain Government International Bond
3.000% due 04/30/2015	EUR	4,700	6,583
3.150% due 01/31/2016		100	143
3.250% due 04/30/2016		600	863
3.300% due 07/30/2016		13,000	18,822
3.750% due 10/31/2015		2,300	3,292
4.000% due 07/30/2015		27,400	39,014
4.250% due 10/31/2016		8,800	13,059

Total Sovereign Issues (Cost $172,256)			175,258

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

EXCHANGE-TRADED FUNDS 5.7%
iShares MSCI EAFE ETF		1,060,891	72,533

Total Exchange-Traded Funds (Cost $71,229)			72,533

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
CERTIFICATES OF DEPOSIT 4.2%
Credit Suisse
0.465% due 03/17/2015		$900	900
0.474% due 03/31/2015		12,600	12,603
0.641% due 12/07/2015		4,900	4,906
Intesa Sanpaolo SpA
1.650% due 04/07/2015		12,400	12,464
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		11,000	10,960
Royal Bank of Canada
1.370% due 05/07/2015	CAD	12,300	11,522

			53,355

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co. LLC
0.900% due 07/01/2014		$400	400

REPURCHASE AGREEMENTS (d) 0.0%			551

GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	3,900	5,289

MEXICO TREASURY BILLS 2.5%
3.498% due 09/04/2014	MXN	423,000	32,433

Total Short-Term Instruments (Cost $91,038)			92,028

Total Investments in Securities (Cost $1,187,492)			1,206,159

	SHARES
INVESTMENTS IN AFFILIATES 16.2%
SHORT-TERM INSTRUMENTS 16.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.2%
PIMCO Short-Term Floating NAV Portfolio	417	4
PIMCO Short-Term Floating NAV Portfolio III	20,796,848	207,802

Total Short-Term Instruments (Cost $207,802)		207,806

Total Investments in Affiliates (Cost $207,802)		207,806

Total Investments 110.2% (Cost $1,395,294)		$1,413,965
Financial Derivative Instruments (f)(h) 2.7% (Cost or Premiums, net $(1,668))		35,120
Other Assets and Liabilities, net (12.9%)		(166,533)

Net Assets 100.0%		$1,282,552

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$551	Fannie Mae 2.110% due 11/07/2022	$(565)	$551	$551

Total Repurchase Agreements						$(565)	$551	$551

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.050%	06/30/2014	07/01/2014	$(6,200)	$(6,200)
SOG	(0.020%)	07/01/2014	07/08/2014	(45,357)	(45,357)

Total Reverse Repurchase Agreements					$(51,557)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $6,635 at a weighted average interest rate of (0.109%).

(e)	Securities with an aggregate market value of $51,399 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,098	$498	$105	$0
90-Day Eurodollar December Futures	Long	12/2016	31	7	2	0
90-Day Eurodollar June Futures	Long	06/2016	201	310	10	0
90-Day Eurodollar March Futures	Long	03/2016	456	730	28	0
90-Day Eurodollar March Futures	Long	03/2017	31	8	2	0
90-Day Eurodollar September Futures	Long	09/2015	3,244	1,630	122	0
90-Day Eurodollar September Futures	Long	09/2016	57	8	3	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	457	(51)	32	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	78	(40)	6	0

Total Futures Contracts				$3,100	$310	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$41,700	$836	$234	$0	$(19)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	10,350	265	128	0	(15)

					$1,101	$362	$0	$(34)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$5,100	$(44)	$(37)	$1	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	107,100	927	99	14	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	4,500	43	35	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	52,500	5,653	2,762	0	(281)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	61,800	(2,440)	(6,359)	0	(368)

					$4,139	$(3,500)	$16	$(649)

Total Swap Agreements					$5,240	$(3,138)	$16	$(683)

(g)	Securities with an aggregate market value of $9,937 and cash of $2,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	450		$204	$1	$0
	07/2014		$200	BRL	450	3	0
	07/2014		16,165	EUR	11,897	126	0
	07/2014		13,142	GBP	7,742	108	0
	08/2014	EUR	5,673		$7,726	0	(43)
	08/2014	GBP	7,742		13,138	0	(108)
	05/2015	CAD	12,135		11,055	0	(231)
	06/2015	EUR	4,849		6,593	0	(59)
	06/2016		13,640		18,675	0	(170)
BPS	07/2014	BRL	899		408	1	0
	07/2014	EUR	2,056		2,787	0	(28)
	07/2014	GBP	7,742		13,036	0	(213)
	07/2014		$400	BRL	899	7	0
	08/2014	EUR	100		$127	0	(10)
	06/2015		2,177		2,952	0	(34)
BRC	07/2014	AUD	1,100		1,022	0	(15)
	07/2014	EUR	3,641		4,940	0	(46)
	07/2014	JPY	71,400		700	0	(5)
	07/2014		$15,302	EUR	11,280	144	0
	08/2014		17	DKK	90	0	0
	09/2014	CAD	219		$201	0	(3)
	06/2015	EUR	2,758		3,747	0	(36)
	06/2016		2,579		3,546	0	(18)
CBK	07/2014		4,520		6,171	0	(19)
	08/2014	AUD	1,100		1,031	0	(4)
	09/2014	MXN	207,367		15,439	0	(475)
DUB	07/2014	EUR	278		379	0	(2)
	07/2014		$1,919	EUR	1,415	19	0
	06/2016	EUR	1,415		$1,937	0	(17)
FBF	07/2014		$5,387	EUR	3,977	58	0
	06/2015	EUR	3,977		$5,398	0	(58)
GLM	07/2014		108,099		148,048	28	0
	08/2014		$1,880	MXN	24,767	22	0
	09/2014	MXN	208,656		$15,536	0	(477)
	09/2014		$4,973	MXN	64,859	0	(2)
	10/2014		1,582		20,636	0	(4)
HUS	07/2014		3,830	EUR	2,826	39	0
	07/2014		1,031	MXN	13,451	5	0
JPM	07/2014	BRL	1,725		$783	2	0
	07/2014	EUR	800		1,083	0	(13)
	07/2014	JPY	197,415		1,938	0	(10)
	07/2014		$770	BRL	1,725	10	0
	07/2014		100,241	EUR	73,734	723	0
	07/2014		2,647	JPY	268,815	7	0
	08/2014	BRL	1,725		$763	0	(10)
	08/2014	EUR	73,734		100,253	0	(724)
	08/2014	JPY	268,815		2,647	0	(7)
MSC	07/2014		$4,934	EUR	3,621	25	0
	06/2016	EUR	3,621		$4,980	0	(22)
NAB	07/2014		$14,465	EUR	10,644	110	0
	06/2015	EUR	2,766		$3,761	0	(33)
	06/2016		7,878		10,817	0	(68)
UAG	07/2014	BRL	3,545		1,579	0	(25)
	07/2014		$1,605	BRL	3,545	3	(4)
	08/2014		805		1,820	11	0

Total Forward Foreign Currency Contracts						$1,452	$(2,993)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$123,800	$(366)	$(397)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	123,400	(166)	(166)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	123,400	(530)	(530)

							$(1,062)	$(1,093)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$700	$(39)	$(29)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(3)

Total Written Options						$(1,140)	$(1,125)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.712%	$12,500	$(145)	$238	$93	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%	400	(8)	13	5	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%	3,000	(70)	121	51	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,500	(45)	55	10	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	500	(24)	31	7	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	900	(2)	20	18	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.140%	300	(9)	13	4	0
BRC	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,000	(8)	16	8	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%	1,300	(7)	18	11	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	2,700	40	1	41	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	700	(12)	17	5	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,000	(8)	19	11	0
CBK	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%	1,200	(9)	31	22	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	2,000	(6)	23	17	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	100	(2)	3	1	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	800	(23)	26	3	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	400	(14)	20	6	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	3,300	0	52	52	0
DUB	Italy Government International Bond	1.000%	03/20/2019	0.887%	2,200	(36)	48	12	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	900	(15)	19	4	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	2,100	5	28	33	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	8,600	0	150	150	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.355%	200	(2)	4	2	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,900	(3)	19	16	0
GST	General Electric Capital Corp.	1.000%	03/20/2016	0.233%	1,700	(29)	52	23	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	1,900	(18)	43	25	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	800	(51)	60	9	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	5,000	(154)	225	71	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	4,000	2	68	70	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.319%	400	(11)	14	3	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%	2,500	(14)	35	21	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	300	(5)	8	3	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	2,200	(37)	49	12	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	200	(1)	2	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	4,800	(12)	109	97	0
JPM	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	100	(2)	3	1	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	1,100	(65)	78	13	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	4,700	(2)	84	82	0
MYC	China Government International Bond	1.000%	06/20/2015	0.141%	5,200	(92)	138	46	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%	3,600	(214)	243	29	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	1,000	(17)	22	5	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	1,800	4	28	32	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%	200	2	0	2	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.147%	200	(2)	4	2	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	200	1	0	1	0

						$(1,120)	$2,250	$1,130	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$2,900	$170	$(105)	$65	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	600	74	(60)	14	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	96	0	1	1	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,800	365	(236)	129	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	3	3	0

					$609	$(397)	$212	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,300	$1	$(27)	$0	$(26)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	9,300	4	23	27	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		400	0	1	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		18,000	(14)	67	53	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	700	0	(14)	0	(14)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		1,300	0	(28)	0	(28)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	3,700	1	9	10	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,400	(1)	3	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,000	(3)	30	27	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,200	0	3	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		6,000	(4)	21	17	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	400	(1)	(8)	0	(9)

							$(17)	$80	$140	$(77)

Total Return Swaps on Exchange-Traded Funds

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	iShares MSCI EAFE ETF	1,556,420	3-Month USD-LIBOR plus a specified spread	10/23/2014	$ 100,313		$8,607	$8,607	$0
DUB	Receive	iShares MSCI EAFE ETF	2,968,648	3-Month USD-LIBOR less a specified spread	03/31/2015	200,658		7,177	7,177	0
	Receive	iShares MSCI EAFE ETF	6,125,585	3-Month USD-LIBOR less a specified spread	05/29/2015	418,565		10,445	10,445	0
GST	Receive	iShares MSCI EAFE ETF	1,782,300	3-Month USD-LIBOR less a specified spread	11/17/2014	122,304		2,536	2,536	0
	Receive	iShares MSCI EAFE ETF	4,769,500	3-Month USD-LIBOR plus a specified spread	11/17/2014	325,995		7,973	7,973	0

								$36,738	$36,738	$0

Total Swap Agreements							$ (528)	$38,671	$38,220	$(77)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $176 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,678	$0	$1,678
Corporate Bonds & Notes
Banking & Finance	0	224,692	0	224,692
Industrials	0	76,242	0	76,242
Utilities	0	19,649	0	19,649
Municipal Bonds & Notes
Arizona	0	1,118	0	1,118
California	0	8,044	0	8,044
Florida	0	15,669	0	15,669
Illinois	0	125	0	125
Louisiana	0	713	0	713
Nebraska	0	113	0	113
New Jersey	0	1,402	0	1,402
New York	0	7,362	0	7,362
North Carolina	0	110	0	110
Ohio	0	86	0	86
Tennessee	0	129	0	129
U.S. Government Agencies	0	198,113	0	198,113
U.S. Treasury Obligations	0	214,653	0	214,653
Mortgage-Backed Securities	0	68,204	2,137	70,341
Asset-Backed Securities	0	26,101	0	26,101
Sovereign Issues	0	175,258	0	175,258
Exchange-Traded Funds	72,533	0	0	72,533
Short-Term Instruments
Certificates of Deposit	0	53,355	0	53,355
Commercial Paper	0	400	0	400
Repurchase Agreements	0	551	0	551
Greece Treasury Bills	0	5,289	0	5,289
Mexico Treasury Bills	0	32,433	0	32,433
	$72,533	$1,131,489	$2,137	$1,206,159

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$207,806	$0	$0	$207,806

Total Investments	$280,339	$1,131,489	$2,137	$1,413,965

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	310	16	0	326
Over the counter	0	39,672	0	39,672
	$310	$39,688	$0	$39,998

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(683)	0	(683)
Over the counter	0	(4,192)	(3)	(4,195)

	$0	$(4,875)	$(3)	$(4,878)

Totals	$280,649	$1,166,302	$2,134	$1,449,085
There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Intl Low Volatility RAFI® -PLUS AR Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.5%
BANK LOAN OBLIGATIONS 2.1%
Community Health Systems, Inc.
4.250% due 01/27/2021		$498	$501
Energy Future Holdings Corp.
4.250% due 06/19/2016		1,500	1,512
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		6,531	6,545
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		3,591	3,591
H.J. Heinz Co.
3.500% due 06/05/2020		28,756	29,002
Hologic, Inc.
3.250% due 08/01/2019		6,378	6,382
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,767	7,790
Las Vegas Sands LLC
3.250% due 12/18/2020		10,746	10,752
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021		3,591	3,595
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		2,286	2,283
OSI Restaurant Partners LLC
3.500% due 10/26/2019		1,620	1,623
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		6,269	6,285

Total Bank Loan Obligations (Cost $79,862)			79,861

CORPORATE BONDS & NOTES 26.9%
BANKING & FINANCE 16.3%
Ally Financial, Inc.
2.427% due 12/01/2014		700	702
2.500% due 03/15/2017 (f)		5,000	5,001
2.750% due 01/30/2017		7,000	7,096
3.125% due 01/15/2016		400	412
3.500% due 07/18/2016		8,400	8,684
4.625% due 06/26/2015		5,400	5,582
5.500% due 02/15/2017		6,100	6,622
6.750% due 12/01/2014		700	717
8.000% due 03/15/2020		2,700	3,287
8.300% due 02/12/2015		8,100	8,454
American International Group, Inc.
4.875% due 06/01/2022		3,500	3,902
5.850% due 01/16/2018		1,300	1,485
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015	EUR	2,500	3,502
4.875% due 09/15/2016		14,300	21,169
5.000% due 02/09/2019		5,000	7,692
Banca Popolare di Milano Scarl
3.250% due 11/16/2015		1,300	1,838
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		1,900	2,945
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,000	3,176
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	700	1,002
Banco do Brasil S.A.
3.875% due 10/10/2022		$4,400	4,147
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	1,300	1,913
4.125% due 03/30/2017		2,100	3,115
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,628
Bank of America Corp.
1.105% due 04/01/2019		11,600	11,689
1.300% due 03/22/2018		900	912
2.650% due 04/01/2019		4,100	4,160
5.650% due 05/01/2018		2,200	2,495
6.000% due 09/01/2017		8,500	9,608
Bank of America N.A.
0.645% due 05/08/2017		17,000	17,002
1.125% due 11/14/2016		300	300
5.300% due 03/15/2017		300	330
Bankia S.A.
3.500% due 12/14/2015	EUR	1,100	1,569

3.625% due 10/05/2016		4,550	6,630
4.250% due 07/05/2016		15,000	22,009
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$2,900	2,963
BNP Paribas S.A.
0.533% due 11/07/2015		13,000	13,001
BPCE S.A.
0.862% due 06/17/2017		14,800	14,806
Caixa Economica Federal
4.250% due 05/13/2019		12,300	12,448
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,424
4.750% due 02/15/2015		1,800	1,839
5.250% due 03/15/2018		500	538
Citigroup, Inc.
3.953% due 06/15/2016		2,000	2,111
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875% due 02/08/2022		6,000	6,363
4.000% due 09/10/2015	GBP	400	708
Credit Agricole S.A.
0.775% due 06/12/2017		$18,700	18,705
Denali Borrower LLC
5.625% due 10/15/2020		500	531
Depfa ACS Bank
2.125% due 10/13/2017	CHF	3,000	3,539
3.875% due 11/14/2016	EUR	3,800	5,607
Deutsche Annington Finance BV
3.200% due 10/02/2017		$100	104
Dexia Credit Local S.A.
0.519% due 11/04/2015	EUR	300	411
1.375% due 09/18/2019		100	141
2.000% due 01/22/2021		100	144
2.250% due 01/30/2019		$500	507
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,718	3,993
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,871
2.375% due 05/25/2016		$500	501
3.000% due 11/17/2014		3,900	3,929
5.500% due 05/25/2016		1,300	1,388
5.500% due 06/26/2017		600	645
EUROFIMA
6.250% due 12/28/2018	AUD	100	105
Export-Import Bank of Korea
1.250% due 05/27/2015	JPY	100,000	995
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	2,400	3,325
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,840
2.750% due 05/15/2015		17,800	18,145
3.000% due 06/12/2017		3,200	3,340
7.000% due 04/15/2015		3,900	4,096
General Electric Capital Corp.
3.800% due 06/18/2019		20,700	22,010
General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,700	6,813
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	9,000	12,909
4.250% due 01/18/2017		2,700	4,058
GMAC International Finance BV
7.500% due 04/21/2015		100	144
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$6,000	6,804
7.500% due 02/15/2019		3,300	4,027
HBOS PLC
6.750% due 05/21/2018		4,200	4,846
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	4,236
HSBC Holdings PLC
4.875% due 01/14/2022		4,100	4,606
ING Bank NV
2.000% due 09/25/2015		7,000	7,114
Inter-American Development Bank
6.000% due 02/26/2021	AUD	300	319
International Lease Finance Corp.
4.875% due 04/01/2015		$400	411
5.750% due 05/15/2016		1,600	1,717
6.500% due 09/01/2014		1,200	1,211
8.625% due 09/15/2015		5,300	5,751
8.750% due 03/15/2017		6,900	8,034
Intesa Sanpaolo SpA
3.125% due 01/15/2016		2,900	2,982
JPMorgan Chase & Co.
0.744% due 02/15/2017		700	703
0.779% due 04/25/2018		16,900	16,916
6.000% due 01/15/2018		8,500	9,738

Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	573
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,568
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	7,900
Morgan Stanley
1.509% due 04/25/2018		4,400	4,491
5.500% due 01/26/2020		3,500	4,010
6.625% due 04/01/2018		2,500	2,925
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	500	525
Royal Bank of Scotland PLC
1.007% due 10/14/2016		$6,000	6,007
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		9,800	10,523
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		18,900	18,780
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,645
SLM Corp.
4.875% due 06/17/2019		8,800	9,091
6.250% due 01/25/2016		7,900	8,423
8.450% due 06/15/2018		2,400	2,843
Springleaf Finance Corp.
5.400% due 12/01/2015		400	421
6.900% due 12/15/2017		3,000	3,338
Stadshypotek AB
1.250% due 05/23/2018		18,900	18,700
Standard Chartered PLC
3.200% due 05/12/2016		2,800	2,919
3.850% due 04/27/2015		6,500	6,672
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		5,700	5,965
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,078
Toronto-Dominion Bank
2.125% due 07/02/2019 (b)		18,700	18,710
UBS AG
7.625% due 08/17/2022		6,300	7,594
Vesey Street Investment Trust
4.404% due 09/01/2016		3,400	3,629
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	400	714
6.000% due 04/15/2021		3,200	5,791

			612,022

INDUSTRIALS 6.0%
ADT Corp.
4.875% due 07/15/2042		$9,600	8,052
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,405
Amgen, Inc.
0.608% due 05/22/2017		10,800	10,814
0.828% due 05/22/2019		6,000	6,022
2.200% due 05/22/2019		15,000	14,998
Ashland, Inc.
3.000% due 03/15/2016		7,100	7,277
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		600	642
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		10,700	11,317
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		8,000	9,200
CNPC General Capital Ltd.
1.125% due 05/14/2017		3,500	3,512
2.750% due 05/14/2019		1,200	1,201
ConAgra Foods, Inc.
1.900% due 01/25/2018		4,650	4,665
Devon Energy Corp.
3.250% due 05/15/2022		7,700	7,766
DISH DBS Corp.
7.125% due 02/01/2016		1,300	1,409
7.750% due 05/31/2015		900	956
Ecopetrol S.A.
7.625% due 07/23/2019		400	492
HCA, Inc.
4.750% due 05/01/2023		7,200	7,209
6.500% due 02/15/2016		600	647
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,300	13,444
KP Germany Erste GmbH
11.625% due 07/15/2017		2,900	4,487
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,300	3,335

Lukoil International Finance BV
6.125% due 11/09/2020		3,300	3,585
MGM Resorts International
6.625% due 07/15/2015		1,600	1,684
7.500% due 06/01/2016		6,600	7,301
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	3,600	5,275
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017		$1,200	1,204
1.950% due 09/12/2017		5,900	5,978
Numericable Group S.A.
6.250% due 05/15/2024		300	313
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018	EUR	5,200	7,686
Petrobras International Finance Co.
7.875% due 03/15/2019		$3,900	4,566
PHH Corp.
9.250% due 03/01/2016		7,900	8,887
Pride International, Inc.
6.875% due 08/15/2020		7,200	8,759
Rock Tenn Co.
4.900% due 03/01/2022		4,100	4,480
Seadrill Ltd.
6.125% due 09/15/2017		3,200	3,384
TRW Automotive, Inc.
7.250% due 03/15/2017		2,600	2,970
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		5,748	6,481
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	2,650	3,906
WellPoint, Inc.
4.650% due 01/15/2043		$4,000	4,076
Whiting Petroleum Corp.
5.000% due 03/15/2019		5,400	5,710
Wynn Macau Ltd.
5.250% due 10/15/2021		10,400	10,712
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	4,100	5,943

			226,750

UTILITIES 4.6%
AES Corp.
3.229% due 06/01/2019		$11,500	11,615
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	800	1,123
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$8,500	8,526
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		9,800	10,667
8.146% due 04/11/2018		1,100	1,269
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		1,800	1,800
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		8,700	8,167
5.326% due 02/03/2016		200	211
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		6,480	7,014
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,100	3,337
Orange S.A.
8.000% due 12/20/2017	GBP	100	203
Petrobras Global Finance BV
2.366% due 01/15/2019		$3,600	3,591
2.592% due 03/17/2017		11,500	11,666
3.112% due 03/17/2020		8,100	8,343
3.250% due 03/17/2017		3,700	3,796
Rosneft Finance S.A.
7.875% due 03/13/2018		2,800	3,210
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		3,400	3,413
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		14,000	14,021
1.750% due 04/10/2017		25,000	25,035
Sprint Communications, Inc.
6.000% due 12/01/2016		2,500	2,728
8.375% due 08/15/2017		18,645	21,838
9.125% due 03/01/2017		5,200	6,103
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,500	2,267
Verizon Communications, Inc.
6.400% due 09/15/2033		$3,600	4,417

6.550% due 09/15/2043		5,900	7,440

			171,800

Total Corporate Bonds & Notes (Cost $1,001,934)			1,010,572

MUNICIPAL BONDS & NOTES 0.1%
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
0.854% due 10/02/2028		2,000	2,002

TEXAS 0.0%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030		1,500	1,679

Total Municipal Bonds & Notes (Cost $3,605)			3,681

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
3.000% due 05/01/2043		1,953	1,932
3.500% due 07/01/2029		139,000	147,282
5.480% due 07/01/2018		100	110
Freddie Mac
0.552% due 11/15/2043		86,721	86,720

Total U.S. Government Agencies (Cost $235,398)			236,044

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
3.625% due 02/15/2044 (k)		20,900	22,014
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)		29,011	29,207
0.125% due 07/15/2022 (i)(k)		33,707	33,931
0.125% due 01/15/2023		16,329	16,271
0.750% due 02/15/2042 (k)		27,171	25,535
2.375% due 01/15/2025		4,024	4,875
U.S. Treasury Notes
0.109% due 04/30/2016 (i)(k)		4,060	4,061

Total U.S. Treasury Obligations (Cost $132,303)			135,894

MORTGAGE-BACKED SECURITIES 3.2%
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		5,500	5,926
BCAP LLC Trust
0.362% due 05/25/2047		449	339
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 02/25/2034		457	454
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		18,300	18,367
2.388% due 09/10/2045 (a)		21,505	2,348
Claris ABS
0.794% due 10/31/2060	EUR	14,697	19,737
Commercial Mortgage Trust
2.365% due 02/10/2029		$11,350	11,678
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037		422	424
Crusade Global Trust
2.875% due 08/14/2037	AUD	99	93
Extended Stay America Trust
2.958% due 12/05/2031		$300	305
Fordgate Commercial Securitisation PLC
0.729% due 10/23/2016	GBP	3,081	5,230
GP Portfolio Trust
1.102% due 02/15/2027		$100	100
Granite Mortgages PLC
1.208% due 07/20/2043		512	516
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		9,700	10,594
Leo-Mesdag BV
0.504% due 08/29/2019	EUR	11,300	15,306
Mall Funding PLC
1.208% due 04/22/2017	GBP	1,216	2,079
Maxis Loans Securitisation
4.410% due 09/12/2041	AUD	70	67
Permanent Master Issuer PLC
2.028% due 07/15/2042	EUR	3,000	4,126
RMAC PLC
0.393% due 06/12/2037		2,122	2,751
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		$5,829	5,192

Wells Fargo Commercial Mortgage Trust
1.182% due 02/15/2027		14,900	14,943

Total Mortgage-Backed Securities (Cost $120,096)			120,575

ASSET-BACKED SECURITIES 4.7%
Aimco CLO
0.479% due 08/20/2020		1,965	1,948
Alba SPV SRL
1.827% due 04/20/2040	EUR	6,255	8,617
Ally Auto Receivables Trust
0.480% due 02/15/2017		$16,100	16,102
Alzette European CLO S.A.
0.842% due 12/15/2020	EUR	310	424
Avoca CLO PLC
0.619% due 08/03/2022		1,090	1,479
Berica Asset-Backed Security SRL
0.509% due 12/31/2055		13,569	18,298
Cadogan Square CLO BV
0.627% due 01/17/2023		141	191
Cairn CLO BV
0.663% due 10/15/2022		2,493	3,392
COA Summit CLO Ltd.
1.586% due 04/20/2023		$250	250
Compartment VCL
0.378% due 07/21/2018	EUR	2,019	2,765
Dureve Ltd.
0.835% due 11/01/2095		2,672	3,554
EFS Volunteer LLC
0.750% due 10/25/2021		$1,746	1,750
Eurocredit CDO PLC
0.636% due 04/17/2023	EUR	1,184	1,606
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$11,300	11,303
Gallatin CLO Ltd.
1.432% due 07/15/2023		3,000	3,006
GE Equipment Transportation LLC
0.550% due 12/23/2016		9,000	9,002
Golden Knight CDO Corp.
0.466% due 04/15/2019		1,830	1,824
GSAA Home Equity Trust
0.422% due 06/25/2035		1,995	1,897
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		1,567	1,561
Harbourmaster CLO BV
1.289% due 02/06/2024	EUR	2,600	3,515
Hewett’s Island CDO Ltd.
0.623% due 11/12/2019		$1,444	1,436
LCM LP
1.486% due 04/15/2022		9,600	9,603
Marquette U.S./European CLO PLC
0.606% due 07/15/2020		1,600	1,582
Motor PLC
0.632% due 08/25/2021		30,290	30,307
Nash Point CLO
0.644% due 07/25/2022	EUR	446	608
Nissan Auto Lease Trust
0.480% due 09/15/2016		$16,300	16,302
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		4,900	4,900
Race Point CLO Ltd.
1.531% due 12/15/2022		600	601
Residential Asset Mortgage Products Trust
1.802% due 11/25/2034		321	304
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		1,000	1,000
SLM Private Education Loan Trust
1.202% due 06/15/2023		3,436	3,457
Strawinsky PLC
0.725% due 08/10/2024	EUR	897	1,227
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		$13,900	13,902

Total Asset-Backed Securities (Cost $177,802)			177,713

SOVEREIGN ISSUES 26.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	12,000	18,472
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	354,000	144,238
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		16,300	6,759
10.000% due 01/01/2023		3,100	1,259
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$11,000	11,421

France Government Bond
1.000% due 05/25/2018	EUR	4,800	6,742
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	1,230,000	11,733
4.500% due 07/03/2017		1,300,000	12,323
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	194
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	4,508	6,423
2.350% due 09/15/2024 (d)		8,767	12,865
2.750% due 11/15/2016		86,500	123,988
3.750% due 05/01/2021		30,900	46,946
4.500% due 05/01/2023		76,200	120,067
4.750% due 09/01/2021		5,300	8,547
4.750% due 09/01/2028		1,100	1,751
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	481
Mexico Government International Bond
7.500% due 06/03/2027	MXN	460,100	40,320
7.750% due 05/29/2031		512,940	45,310
7.750% due 11/23/2034		117,000	10,382
8.500% due 11/18/2038		60,000	5,660
10.000% due 12/05/2024		30,000	3,094
Slovenia Government International Bond
4.125% due 02/18/2019		$2,100	2,218
4.125% due 02/18/2019 (g)		29,800	31,467
4.375% due 02/06/2019	EUR	4,500	6,862
4.700% due 11/01/2016		11,600	17,221
4.750% due 05/10/2018		$5,700	6,163
5.125% due 03/30/2026	EUR	1,500	2,388
5.500% due 10/26/2022		$800	879
Spain Government International Bond
2.100% due 04/30/2017	EUR	42,700	60,657
2.750% due 04/30/2019		3,200	4,680
4.400% due 10/31/2023		25,700	40,455
4.850% due 10/31/2020		500	815
5.400% due 01/31/2023		51,600	86,859
5.850% due 01/31/2022		54,000	93,127

Total Sovereign Issues (Cost $976,364)			992,766

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	191

Total Preferred Securities (Cost $188)			191

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.1%
CERTIFICATES OF DEPOSIT 3.4%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$17,750	17,751
Banco do Brasil S.A.
1.211% due 06/29/2015		9,300	9,302
China Construction Bank Corp.
1.000% due 07/28/2014		19,700	19,687
Credit Suisse
0.437% due 01/12/2015		35,500	35,506
0.547% due 08/24/2015		100	100
0.603% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.608% due 04/11/2016		7,100	7,169
1.650% due 04/07/2015		11,100	11,122
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		27,400	27,401

			128,538

SHORT-TERM NOTES 0.4%
Santander Drive Auto Receivables Trust
0.250% due 06/15/2015		13,700	13,700

MEXICO TREASURY BILLS 10.8%
3.379% due 07/10/2014 - 02/05/2015 (c)	MXN	5,279,900	403,802

U.S. TREASURY BILLS 0.5%
0.066% due 08/21/2014 - 12/26/2014 (c)(g)(i)(k)		$18,697	18,695

Total Short-Term Instruments (Cost $559,379)			564,735

Total Investments in Securities (Cost $3,286,931)			3,322,032

	SHARES
INVESTMENTS IN AFFILIATES 16.1%
SHORT-TERM INSTRUMENTS 16.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.1%
PIMCO Short-Term Floating NAV Portfolio		1,415	14
PIMCO Short-Term Floating NAV Portfolio III		60,528,485	604,801

Total Short-Term Instruments (Cost $604,735)			604,815

Total Investments in Affiliates (Cost $604,735)			604,815

Total Investments 104.6% (Cost $3,891,666)			$3,926,847
Financial Derivative Instruments (h)(j) 3.8% (Cost or Premiums, net $(9,460))			144,449
Other Assets and Liabilities, net (8.4%)			(316,223)

Net Assets 100.0%			$3,755,073

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$5,001	0.13%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
MEI	(1.000%)	06/09/2014	06/06/2016	$(20,139)	$(20,127)

Total Reverse Repurchase Agreements					$(20,127)

(1)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $15,757 at a weighted average interest rate of (0.738%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.500%	07/01/2044	$10,000	$(10,745)	$(10,826)
BOA	Fannie Mae	4.500%	08/01/2044	10,000	(10,790)	(10,802)
FOB	Fannie Mae	3.000%	07/01/2044	2,000	(1,952)	(1,974)
	Fannie Mae	4.500%	08/01/2044	119,000	(128,393)	(128,541)

Total Short Sales					$(151,880)	$(152,143)

(g)	Securities with an aggregate market value of $20,745 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond September Futures	Short	09/2014	193	$(113)	$6	$(17)
Australia Government 10-Year Bond September Futures	Short	09/2014	132	(309)	0	(58)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	303	18	33	(8)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	247	9	18	(7)
Canada Government 10-Year Bond September Futures	Short	09/2014	827	(948)	140	(85)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	423	430	7	(96)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	676	(1,321)	194	(83)
Mini MSCI EAFE Index September Futures	Long	09/2014	1,231	232	92	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	348	13	0	(25)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	949	(676)	0	(74)
United Kingdom Long Gilt September Futures	Long	09/2014	1	0	0	(1)

Total Futures Contracts				$(2,665)	$490	$(454)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$27,100	$543	$79	$0	$(12)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$205,900	$(1,190)	$(255)	$0	$(55)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		276,700	776	(301)	0	(87)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		583,300	(1,786)	(1,042)	0	(205)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		489,600	653	(447)	0	(181)
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		196,900	(3,106)	(2,077)	0	(115)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		324,300	(7,481)	(3,624)	0	(350)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		63,900	(5,710)	(3,277)	0	(397)
Receive	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	123,000	(4,512)	(2,909)	70	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		259,600	(17,221)	(8,258)	289	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	347,800	1,574	984	173	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		64,900	(1,591)	(474)	352	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	970,000	131	161	0	(6)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	95,000	41	41	6	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		596,800	2,940	738	26	0

						$(36,482)	$(20,740)	$916	$(1,396)

Total Swap Agreements						$(35,939)	$(20,661)	$916	$(1,408)

(i)	Securities with an aggregate market value of $47,282 and cash of $11 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	AUD	272		$254	$0	$(3)
	07/2014	BRL	31,546		14,323	45	0
	07/2014		$14,079	BRL	31,546	199	0
	08/2014	CHF	4,896		$5,483	0	(40)
	08/2014	MXN	696,252		52,162	0	(1,322)
	08/2014		$2,301	BRL	5,194	28	0
	09/2014		23,475	GBP	13,805	137	0
	10/2014	MXN	108,104		$8,177	0	(104)
	01/2015	BRL	5,414		2,301	0	(28)
BPS	07/2014	AUD	2,175		2,006	0	(45)
	07/2014	BRL	87,015		39,507	125	0
	07/2014	INR	533,468		9,025	175	0
	07/2014	MXN	752,708		57,523	0	(408)
	07/2014		$38,105	BRL	87,015	1,278	0
	07/2014		3,233	INR	190,910	0	(67)
	08/2014	CHF	3,463		$3,865	0	(41)
	08/2014	EUR	22,886		31,232	0	(111)
	08/2014	MXN	86,460		6,446	1	(196)
	10/2014		679,665		51,644	0	(364)
	11/2014		265,292		20,299	54	0
	12/2014		74,250		5,583	0	(78)
	07/2015	BRL	258,000		103,919	0	(2,206)
BRC	07/2014		90,810		37,323	0	(3,777)
	07/2014	JPY	3,552,400		34,652	0	(415)
	07/2014		$41,152	BRL	90,810	68	(121)
	07/2014		19,607	INR	1,159,650	0	(376)
	07/2014		310,385	JPY	31,521,957	774	0
	07/2014		460	MXN	6,000	2	0
	08/2014	CHF	26,272		$29,295	0	(340)
	08/2014	EUR	611,709		835,299	0	(2,472)
	08/2014	JPY	31,521,957		310,452	0	(785)
	08/2014	SEK	432		66	2	0
	08/2014		$2	DKK	11	0	0
	08/2014		1,054	EUR	777	10	0
	09/2014	GBP	7,162		$12,022	0	(229)
	09/2014		$77,164	GBP	45,495	651	0
CBK	07/2014	AUD	173		$159	0	(4)
	07/2014	BRL	80,383		36,406	104	(79)
	07/2014	INR	235,066		3,960	64	0
	07/2014	MXN	180,675		13,860	0	(46)
	07/2014		$35,612	BRL	80,383	769	0
	08/2014	AUD	2,018		$1,892	0	(7)
	08/2014	EUR	21,233		28,934	0	(146)
	08/2014	INR	302,818		5,063	60	0
	09/2014	GBP	11,640		19,710	0	(200)
	09/2014		$14,457	GBP	8,495	73	0
	10/2014	BRL	12,142		$5,221	0	(133)
	02/2015	MXN	156,735		11,718	0	(189)
FBF	07/2014	BRL	161,222		73,136	225	(56)
	07/2014		$71,981	BRL	161,222	987	0
	07/2014		24,392	INR	1,456,383	0	(236)
	08/2014	MXN	65,328		$4,950	0	(68)
	08/2014		$4,459	BRL	10,199	114	0
	08/2014		20,799	INR	1,266,063	117	0
	10/2014	BRL	5,948		$2,568	0	(55)
	01/2015		89,484		37,608	0	(881)
	01/2015		$2,185	BRL	5,212	57	0
	07/2015	BRL	96,000		$39,269	0	(220)
JPM	07/2014		269,818		119,963	0	(2,154)
	07/2014	JPY	22,686,757		222,747	0	(1,198)
	07/2014		$122,431	BRL	269,818	65	(379)
	07/2014		52,757	INR	3,149,091	0	(524)
	08/2014	MXN	12,704		$941	0	(35)
	08/2014		$53,222	BRL	120,231	685	0
	08/2014		10,125	INR	604,564	0	(137)
	09/2014	CAD	1,180		$1,102	0	(2)
	09/2014	MXN	66,957		5,151	19	0
	01/2015	BRL	12,672		5,380	0	(70)
MSC	07/2014	MXN	342,411		25,559	0	(819)
	08/2014	BRL	27,547		11,441	0	(910)
	08/2014	INR	302,818		5,063	60	0
	08/2014	MXN	1,427,831		106,543	0	(3,166)
	01/2015	BRL	5,199		1,990	0	(246)
	02/2015	MXN	87,745		6,651	0	(15)
RBC	08/2014	EUR	55,664		75,802	0	(433)
	08/2014	MXN	118,737		8,961	0	(160)
	09/2014	CAD	2,443		2,247	0	(38)
	09/2014	MXN	230,099		17,674	41	(3)
	10/2014		92,072		7,019	0	(27)
	12/2014		1,065,491		80,670	0	(573)
SCX	07/2014	JPY	5,282,800		51,782	0	(366)
UAG	07/2014	BRL	21		10	0	0
	07/2014	MXN	43,031		3,297	0	(15)
	07/2014		$9	BRL	21	0	0
	07/2014		3,193	INR	190,347	0	(36)
	07/2014		2,849	MXN	37,416	31	0
	08/2014	EUR	109,485		$149,417	0	(529)

Total Forward Foreign Currency Contracts						$7,020	$(27,683)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	35,100	$(120)	$(15)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		17,200	(60)	(7)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		16,500	(61)	(7)

							$(241)	$(29)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$12,400	$(346)	$(299)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	17,800	(130)	(123)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	800	(44)	(33)
	Put - OTC USD versus JPY		80.000	02/28/2019	200	(11)	(8)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	36,300	(120)	(139)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	18,100	(452)	(348)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	36,100	(240)	(167)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	6,900	(164)	(99)
	Put - OTC USD versus JPY		94.750	04/21/2016	71,800	(2,138)	(1,826)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	17,300	(389)	(325)
	Call - OTC USD versus BRL		2.600	03/11/2015	12,500	(224)	(192)
	Call - OTC USD versus BRL		2.740	06/08/2015	17,900	(403)	(327)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	13,200	(83)	(75)
	Call - OTC USD versus INR		61.300	08/14/2014	27,000	(232)	(136)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	16,200	(389)	(340)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	12,900	(43)	(49)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	5,600	(72)	(85)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,000	(25)	(14)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	60,400	(1,800)	(1,397)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	34,000	(299)	(171)

						$(7,604)	$(6,153)

Total Written Options						$(7,845)	$(6,182)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$100	$(4)	$3	$0	$(1)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		6,100	(412)	233	0	(179)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		12,600	(1,027)	608	0	(419)
BRC	Mexico Government International Bond	1.000%	03/20/2019	0.592%		400	1	7	8	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(6)	3	0	(3)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		8,200	(370)	97	0	(273)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		200	(8)	6	0	(2)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,100	(53)	64	11	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		11,800	(884)	538	0	(346)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(4)	3	0	(1)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		4,500	(201)	51	0	(150)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,500	(64)	43	0	(21)
	Volvo Treasury AB	1.000%	03/20/2021	1.059%	EUR	200	(11)	10	0	(1)

							$(3,043)	$1,666	$19	$(1,396)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	2,490,000	$163	$235	$398	$0
BPS	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		1,330,000	93	120	213	0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		1,880,000	121	179	300	0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$18,224	(57)	(7)	0	(64)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	1,290,000	86	120	206	0

						$406	$647	$1,117	$(64)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	14,600	$(10)	$79	$69	$0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		379,900	369	1,430	1,799	0
CBK	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		11,700	0	56	56	0
GST	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		309,000	219	1,245	1,464	0
SOG	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		94,000	444	115	559	0

							$1,022	$2,925	$3,947	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
FBF	Receive	RALVEIIT Index	505,977	1-Month USD-LIBOR plus a specified spread	01/15/2015	$54,651		$943	$943	$0
	Receive	RALVEIIT Index	519,856	1-Month USD-LIBOR plus a specified spread	01/30/2015	52,158		4,929	4,929	0
	Receive	RALVEIIT Index	9,289,452	1-Month USD-LIBOR plus a specified spread	04/07/2015	947,291		72,975	72,975	0
	Receive	RALVEIIT Index	8,305,805	1-Month USD-LIBOR plus a specified spread	05/15/2015	897,110		15,488	15,488	0
	Receive	RALVEIIT Index	5,910,873	1-Month USD-LIBOR plus a specified spread	05/29/2015	620,274		28,807	28,807	0
GST	Receive	RALVEIIT Index	6,423,930	1-Month USD-LIBOR plus a specified spread	03/11/2015	686,525		19,104	19,104	0
	Receive	RALVEIIT Index	2,972,063	1-Month USD-LIBOR plus a specified spread	04/07/2015	300,539		25,881	25,881	0

								$168,127	$168,127	$0

Total Swap Agreements							$(1,615)	$173,365	$173,210	$(1,460)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $20,232 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$79,861	$0	$79,861
Corporate Bonds & Notes
Banking & Finance	0	607,021	5,001	612,022
Industrials	0	220,269	6,481	226,750
Utilities	0	171,800	0	171,800
Municipal Bonds & Notes
Rhode Island	0	2,002	0	2,002
Texas	0	1,679	0	1,679
U.S. Government Agencies	0	236,044	0	236,044
U.S. Treasury Obligations	0	135,894	0	135,894
Mortgage-Backed Securities	0	120,575	0	120,575
Asset-Backed Securities	0	174,159	3,554	177,713
Sovereign Issues	0	992,766	0	992,766
Preferred Securities
Banking & Finance	191	0	0	191
Short-Term Instruments
Certificates of Deposit	0	128,538	0	128,538
Short-Term Notes	0	13,700	0	13,700
Mexico Treasury Bills	0	403,802	0	403,802
U.S. Treasury Bills	0	18,695	0	18,695
	$191	$3,306,805	$15,036	$3,322,032

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$604,815	$0	$0	$604,815

Total Investments	$605,006	$3,306,805	$15,036	$3,926,847

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(152,143)	$0	$(152,143)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$490	$916	$0	$1,406
Over the counter	0	180,230	0	180,230
	$490	$181,146	$0	$181,636

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(454)	(1,408)	0	(1,862)
Over the counter	0	(35,325)	0	(35,325)
	$(454)	$(36,733)	$0	$(37,187)

Totals	$605,042	$3,299,075	$15,036	$3,919,153

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.8%
BANK LOAN OBLIGATIONS 5.3%
AABS Ltd.
4.875% due 01/10/2038		$18,721	$19,048
Activision Blizzard, Inc.
3.250% due 10/12/2020		3,560	3,574
Alliance Boots Holdings Ltd.
3.978% due 07/10/2017	GBP	2,000	3,429
Ancestry.com, Inc.
4.500% due 12/28/2018		$10,598	10,624
Arch Coal, Inc.
6.250% due 05/16/2018		1,081	1,063
Charter Communications Operating LLC
3.000% due 07/01/2020		1,980	1,954
Crown Castle International Corp.
3.000% due 01/31/2021		16,957	16,973
CSC Holdings, Inc.
2.650% due 04/17/2020		8,198	8,121
DaVita Healthcare Partners, Inc.
TBD% due 06/24/2021		2,500	2,515
Delos Finance SARL
3.500% due 03/06/2021		8,600	8,605
Delta Air Lines, Inc.
2.224% due 04/30/2018 (d)		3,667	3,672
2.224% due 04/30/2019 (d)		4,333	4,334
Energy Future Holdings Corp.
4.250% due 06/19/2016		28,680	28,905
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		10,075	10,096
International Aircraft Leasing and Trading
3.140% due 05/29/2015 (d)		18,500	18,491
Las Vegas Sands LLC
3.250% due 12/18/2020		36,450	36,471
Maxim Crane Works LP
10.250% due 11/26/2018		7,100	7,286
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		1,945	1,943
Norwegian Air Shuttle
TBD% - 5.860% due 12/31/2014 (d)		29,896	29,978
NRG Energy, Inc.
2.750% due 07/02/2018		5,486	5,481
Numericable U.S. LLC
4.500% due 05/21/2020		13,027	13,119
RPI Finance Trust
3.250% due 05/09/2018		14,135	14,172
3.250% due 11/09/2018		6,149	6,166
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,890	1,881
Sensata Technologies Finance Company LLC
3.250% due 05/12/2019		1,179	1,185
ServiceMaster Co.
TBD% due 07/01/2021		3,200	3,200
Tesoro Corp.
2.401% due 05/30/2016		3,975	3,994
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		900	905
WR Grace & Co.
1.000% due 02/03/2021		1,549	1,548
3.000% due 02/03/2021		4,299	4,296
Ziggo BV
TBD% due 01/15/2022		2,500	2,472

Total Bank Loan Obligations (Cost $273,331)			275,501

CORPORATE BONDS & NOTES 62.8%
BANKING & FINANCE 36.4%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,136
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,366
American International Group, Inc.
5.050% due 10/01/2015		$4,100	4,323
5.450% due 05/18/2017		2,000	2,232
Australia & New Zealand Banking Group Ltd.
2.250% due 06/13/2019		4,000	4,020

Aviation Loan Trust
2.341% due 12/15/2022		4,701	4,405
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (c)		1,800	2,023
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,719
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	618
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,705
Banco Santander Brasil S.A.
4.500% due 04/06/2015		8,650	8,866
4.625% due 02/13/2017		4,660	4,980
Banco Santander Chile
1.126% due 04/11/2017		2,850	2,852
1.828% due 01/19/2016		5,000	5,050
3.750% due 09/22/2015		15,582	16,067
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,951
Bank of America Corp.
0.000% due 01/04/2017		35,000	34,290
2.000% due 01/11/2018		4,850	4,885
2.600% due 01/15/2019		10,200	10,330
3.929% due 10/21/2025	MXN	69,000	5,945
5.650% due 05/01/2018		$18,465	20,941
5.750% due 08/15/2016		500	546
5.750% due 12/01/2017		2,075	2,345
6.000% due 09/01/2017		25,630	28,972
6.400% due 08/28/2017		15,528	17,747
6.875% due 04/25/2018		38,199	45,008
Bank of America N.A.
0.645% due 05/08/2017		10,000	10,001
1.250% due 02/14/2017		11,800	11,827
5.300% due 03/15/2017		1,100	1,210
6.100% due 06/15/2017		6,510	7,348
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.640% due 03/10/2017		15,000	15,006
Barclays Bank PLC
10.179% due 06/12/2021		3,290	4,569
14.000% due 06/15/2019 (c)	GBP	9,751	22,846
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	2,600	3,594
8.250% due 12/15/2018 (c)		$1,000	1,062
BBVA Banco Continental S.A.
3.250% due 04/08/2018		200	205
BBVA Bancomer S.A.
4.500% due 03/10/2016		14,450	15,281
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		37,114	38,804
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	102
6.400% due 10/02/2017		11,500	13,266
7.250% due 02/01/2018		34,000	40,491
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,097
6.125% due 04/15/2020		5,500	6,347
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		11,600	11,715
BPCE S.A.
0.726% due 07/15/2015		11,000	11,016
5.150% due 07/21/2024		7,000	7,400
5.700% due 10/22/2023		1,000	1,104
Cantor Fitzgerald LP
6.375% due 06/26/2015		2,345	2,439
7.875% due 10/15/2019		14,500	16,160
Citigroup, Inc.
0.501% due 06/09/2016		1,500	1,487
0.843% due 05/31/2017	EUR	3,000	4,067
1.025% due 04/01/2016		$7,800	7,853
1.189% due 07/25/2016		11,200	11,327
1.250% due 01/15/2016		4,000	4,025
1.700% due 07/25/2016		11,000	11,133
3.953% due 06/15/2016		2,252	2,377
4.875% due 05/07/2015		2,545	2,636
5.000% due 09/15/2014		13,265	13,383
6.000% due 08/15/2017		1,600	1,812
6.125% due 11/21/2017		10,125	11,587
6.300% due 05/15/2024 (c)		12,200	12,482
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,052
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	10,000	16,532
8.375% due 07/26/2016 (c)		$1,600	1,760
11.000% due 06/30/2019 (c)		11,555	15,543
Countrywide Capital
8.050% due 06/15/2027		12,000	14,931

Countrywide Financial Corp.
6.250% due 05/15/2016		270	295
Credit Agricole S.A.
0.775% due 06/12/2017		10,350	10,353
2.500% due 04/15/2019		5,000	5,051
6.500% due 06/23/2021 (c)	EUR	2,400	3,490
8.125% due 09/19/2033		$1,200	1,370
Credit Suisse
2.300% due 05/28/2019		11,000	11,029
6.500% due 08/08/2023		10,300	11,458
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		4,000	4,033
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		9,500	11,452
Deutsche Annington Finance BV
3.200% due 10/02/2017		15,600	16,167
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,983
Doctors Co.
6.500% due 10/15/2023		13,800	14,100
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,256	6,720
Eksportfinans ASA
0.890% due 06/16/2015	JPY	200,000	1,926
1.570% due 02/14/2018		500,000	4,620
ERP Operating LP
2.375% due 07/01/2019		$17,200	17,265
Exeter Finance Corp.
9.750% due 05/20/2019 (a)		5,500	5,500
Export-Import Bank of Korea
1.250% due 11/20/2015		8,300	8,352
3.750% due 10/20/2016		3,000	3,184
4.000% due 01/11/2017		1,200	1,282
5.875% due 01/14/2015		24,700	25,385
Fidelity National Financial, Inc.
5.500% due 09/01/2022		15,940	17,418
First American Financial Corp.
4.300% due 02/01/2023		10,350	10,409
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		1,900	1,925
2.750% due 05/15/2015		2,350	2,396
3.984% due 06/15/2016		800	846
4.207% due 04/15/2016		6,100	6,440
5.625% due 09/15/2015		200	212
7.000% due 04/15/2015		48,850	51,308
8.125% due 01/15/2020		750	959
Goldman Sachs Group, Inc.
3.850% due 07/08/2024 (a)		4,500	4,494
5.750% due 01/24/2022		20,000	23,169
5.950% due 01/18/2018		70,296	80,045
6.150% due 04/01/2018		35,923	41,186
6.250% due 09/01/2017		14,300	16,307
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	10,476
6.375% due 04/15/2021		3,800	4,424
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	11,027
HBOS PLC
1.110% due 09/01/2016	EUR	600	820
HDFC Bank Ltd.
3.000% due 11/30/2016		$300	307
Health Care REIT, Inc.
3.750% due 03/15/2023		5,000	5,022
Hospitality Properties Trust
5.000% due 08/15/2022		5,800	6,143
5.625% due 03/15/2017		800	876
6.300% due 06/15/2016		2,015	2,153
6.700% due 01/15/2018		3,000	3,381
HSBC Bank PLC
4.125% due 08/12/2020		7,200	7,802
4.750% due 01/19/2021		19,102	21,319
HSBC Finance Corp.
0.657% due 06/01/2016		15,800	15,812
6.676% due 01/15/2021		18,400	22,026
HSBC Holdings PLC
4.875% due 01/14/2022		8,500	9,550
7.350% due 11/27/2032		692	902
ICICI Bank Ltd.
4.750% due 11/25/2016		13,100	13,860
5.000% due 01/15/2016		3,426	3,595
5.500% due 03/25/2015		4,174	4,291
ING Bank NV
2.000% due 09/25/2015		6,500	6,606
5.800% due 09/25/2023		4,450	5,019
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	13,114

6.750% due 09/01/2016		15,700	17,447
7.125% due 09/01/2018		10,860	12,625
Intesa Sanpaolo SpA
3.125% due 01/15/2016		27,170	27,937
3.625% due 08/12/2015		13,000	13,285
3.875% due 01/15/2019		2,900	3,044
5.017% due 06/26/2024		2,600	2,634
iStar Financial, Inc.
4.000% due 11/01/2017		2,125	2,141
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		5,000	5,181
Jackson National Life Global Funding
1.250% due 02/21/2017		10,000	9,980
Jefferies Finance LLC
7.375% due 04/01/2020		8,800	9,284
Jefferies LoanCore LLC
6.875% due 06/01/2020		5,250	5,329
JPMorgan Chase & Co.
0.940% due 03/31/2016		4,000	4,001
1.054% due 05/30/2017	GBP	1,600	2,703
5.000% due 07/01/2019 (c)		$19,300	19,284
6.000% due 01/15/2018		13,150	15,065
7.900% due 04/30/2018 (c)		12,773	14,370
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		600	598
0.647% due 06/02/2017		13,200	13,217
0.863% due 05/31/2017	EUR	46,100	62,961
6.000% due 07/05/2017		$21,460	24,341
6.000% due 10/01/2017		14,329	16,299
KBC Bank NV
8.000% due 01/25/2023		1,600	1,830
Kilroy Realty LP
5.000% due 11/03/2015		1,500	1,585
Kookmin Bank
1.103% due 01/27/2017		11,600	11,671
Korea Development Bank
3.875% due 05/04/2017		10,000	10,653
Korea Exchange Bank
3.125% due 06/26/2017		5,650	5,886
Korea Finance Corp.
2.250% due 08/07/2017		18,100	18,426
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,724
LBG Capital PLC
7.375% due 03/12/2020	EUR	371	554
15.000% due 12/21/2019	GBP	7,200	17,929
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,660
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	685
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		1,900	2,774
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		10,176	10,853
7.625% due 06/27/2023 (c)	GBP	700	1,279
Metropolitan Life Global Funding
2.300% due 04/10/2019		$13,350	13,502
Mitchells & Butlers Finance PLC
1.008% due 12/15/2030	GBP	1,289	2,030
Morgan Stanley
3.450% due 11/02/2015		$3,000	3,105
5.750% due 01/25/2021		11,000	12,790
5.950% due 12/28/2017		6,600	7,519
6.000% due 04/28/2015		500	523
6.625% due 04/01/2018		3,350	3,919
7.300% due 05/13/2019		13,450	16,461
National City Bank
0.601% due 06/07/2017		2,600	2,595
Nationwide Building Society
4.650% due 02/25/2015		500	513
Nordea Bank AB
0.590% due 04/04/2017		2,200	2,204
4.875% due 01/27/2020		4,595	5,178
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,283
Piper Jaffray Cos.
2.234% due 05/31/2017		800	800
4.734% due 11/30/2015		11,800	11,909
PNC Bank N.A.
2.250% due 07/02/2019		8,600	8,663
Preferred Term Securities Ltd.
0.782% due 03/24/2034		55	45
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000	6,461
Prologis LP
4.000% due 01/15/2018		2,000	2,137

QBE Capital Funding Ltd.
7.250% due 05/24/2041		6,100	6,582
QNB Finance Ltd.
3.125% due 11/16/2015		500	516
Regions Financial Corp.
7.750% due 11/10/2014		3,157	3,236
Rio Oil Finance Trust
6.250% due 07/06/2024		5,000	5,257
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	1,300	2,258
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		$2,000	2,097
5.400% due 03/24/2017		13,900	14,822
5.717% due 06/16/2021		2,400	2,532
6.125% due 02/07/2022		3,000	3,221
Shinhan Bank
0.880% due 04/08/2017		1,200	1,204
SL Green Realty Corp.
4.500% due 12/01/2022		8,050	8,189
5.000% due 08/15/2018		6,000	6,536
SLM Corp.
8.780% due 09/15/2016	MXN	60,000	4,711
State Bank of India
3.622% due 04/17/2019		$16,400	16,518
4.125% due 08/01/2017		3,900	4,069
4.500% due 07/27/2015		1,915	1,975
Stone Street Trust
5.902% due 12/15/2015		3,100	3,303
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		8,000	8,372
UBS AG
4.750% due 05/22/2023		1,200	1,231
7.250% due 02/22/2022		2,000	2,195
7.625% due 08/17/2022		4,700	5,665
7.750% due 09/01/2026		4,500	5,960
UDR, Inc.
3.700% due 10/01/2020		5,000	5,250
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	4,003
Voya Financial, Inc.
2.900% due 02/15/2018		5,900	6,118
Wachovia Corp.
0.596% due 10/15/2016		1,400	1,398
Wells Fargo & Co.
3.450% due 02/13/2023		500	498
4.480% due 01/16/2024		3,525	3,739
5.900% due 06/15/2024 (c)		10,800	11,461
Wells Fargo Bank N.A.
0.435% due 05/16/2016		3,800	3,793
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,100
7.375% due 10/01/2019		6,415	7,907
7.950% due 03/15/2025		7,779	9,849
8.500% due 01/15/2025		11,314	15,250

			1,904,540

INDUSTRIALS 19.1%
AbbVie, Inc.
2.000% due 11/06/2018		7,000	6,998
Actavis Funding SCS
2.450% due 06/15/2019		1,000	1,004
3.850% due 06/15/2024		8,500	8,605
ADT Corp.
4.875% due 07/15/2042		700	587
Air Canada Pass-Through Trust
4.125% due 11/15/2026		2,928	2,965
ALROSA Finance S.A.
7.750% due 11/03/2020		3,500	3,907
Altice S.A.
7.250% due 05/15/2022	EUR	1,000	1,455
7.750% due 05/15/2022		$1,000	1,070
Altria Group, Inc.
9.250% due 08/06/2019		4,158	5,531
9.700% due 11/10/2018		131	172
America Movil S.A.B. de C.V.
1.230% due 09/12/2016		1,100	1,114
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,721	2,959
7.000% due 07/31/2019		3,350	3,652
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,900	10,302
American Tower Corp.
4.500% due 01/15/2018		6,000	6,542
7.000% due 10/15/2017		10,000	11,644

Amgen, Inc.
3.450% due 10/01/2020	3,000	3,141
5.700% due 02/01/2019	4,628	5,359
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019	2,065	2,541
Arch Coal, Inc.
7.250% due 06/15/2021	3,275	2,407
8.000% due 01/15/2019	1,000	993
Asciano Finance Ltd.
6.000% due 04/07/2023	7,000	7,999
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,600	12,244
7.125% due 10/15/2020	11,650	13,440
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	14,608	15,119
Baidu, Inc.
2.250% due 11/28/2017	3,000	3,041
3.500% due 11/28/2022	2,000	1,974
Barrick Gold Corp.
4.100% due 05/01/2023	400	399
Boston Scientific Corp.
6.250% due 11/15/2015	600	644
6.400% due 06/15/2016	1,100	1,213
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	4,975	5,025
Cemex S.A.B. de C.V.
4.976% due 10/15/2018	3,400	3,663
6.500% due 12/10/2019	8,750	9,395
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	142
China Resources Power East Foundation Co. Ltd.
7.250% due 05/09/2016 (c)	1,400	1,468
Cielo S.A.
3.750% due 11/16/2022	4,100	3,910
Clorox Co.
5.000% due 01/15/2015	1,000	1,024
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	4,000	4,200
CNPC General Capital Ltd.
1.125% due 05/14/2017	6,000	6,021
2.750% due 05/14/2019	3,500	3,503
Comcast Corp.
5.150% due 03/01/2020	300	344
ConAgra Foods, Inc.
1.900% due 01/25/2018	2,025	2,031
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,902	1,987
4.750% due 07/12/2022	2,582	2,794
6.250% due 10/11/2021	1,168	1,273
7.250% due 05/10/2021	12,595	14,736
9.000% due 01/08/2018	5,359	6,056
Continental Resources, Inc.
4.500% due 04/15/2023	6,600	7,059
5.000% due 09/15/2022	5,300	5,770
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	11,900	1,339
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	5,843
5.495% due 01/15/2037	17,700	19,112
6.113% due 01/15/2040	3,670	4,324
CSN Resources S.A.
6.500% due 07/21/2020	600	624
DCP Midstream Operating LP
3.250% due 10/01/2015	3,500	3,597
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	4,036	4,379
6.718% due 07/02/2024	1,188	1,387
7.750% due 06/17/2021	9,383	11,024
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^	3,000	465
Enbridge, Inc.
0.678% due 06/02/2017	4,000	4,011
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023	4,100	4,105
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	9,796
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	24,019	26,673
Ensco PLC
3.250% due 03/15/2016	1,890	1,968
ENTEL Chile S.A.
4.875% due 10/30/2024	1,700	1,774
Enterprise Products Operating LLC
3.900% due 02/15/2024	3,000	3,110
ERAC USA Finance LLC
2.350% due 10/15/2019 (a)	3,000	2,996

First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,723	1,783
7.000% due 02/15/2021		1,723	1,781
FMC Technologies, Inc.
3.450% due 10/01/2022		1,910	1,894
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	273
Glencore Finance Canada Ltd.
2.050% due 10/23/2015		3,433	3,473
2.700% due 10/25/2017		10,100	10,374
GLP Capital LP
4.375% due 11/01/2018		700	725
5.375% due 11/01/2023		2,640	2,752
Goldcorp, Inc.
3.625% due 06/09/2021		5,500	5,585
GTL Trade Finance, Inc.
5.893% due 04/29/2024		10,723	11,275
Harvest Operations Corp.
6.875% due 10/01/2017		12,800	13,952
Heathrow Funding Ltd.
2.500% due 06/25/2017		13,400	13,622
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	8,000	10,442
Hiland Partners LP
5.500% due 05/15/2022		$5,000	5,075
7.250% due 10/01/2020		13,474	14,754
Hospira, Inc.
5.200% due 08/12/2020		8,723	9,558
5.800% due 08/12/2023		10,585	11,882
Host Hotels & Resorts LP
6.000% due 10/01/2021		1,900	2,191
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,870
Kern River Funding Corp.
4.893% due 04/30/2018		32	34
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		550	558
5.800% due 03/01/2021		600	686
6.000% due 02/01/2017		15,200	16,964
6.500% due 09/01/2039		5,200	6,146
6.850% due 02/15/2020		350	420
9.000% due 02/01/2019		1,400	1,796
Kraft Foods Group, Inc.
2.250% due 06/05/2017		2,670	2,743
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		3,300	3,921
Masco Corp.
4.800% due 06/15/2015		2,000	2,071
5.850% due 03/15/2017		6,940	7,686
5.950% due 03/15/2022		3,020	3,352
6.125% due 10/03/2016		13,750	15,211
7.125% due 03/15/2020		17,983	21,251
MCE Finance Ltd.
5.000% due 02/15/2021		5,000	5,075
McKesson Corp.
0.630% due 09/10/2015		4,400	4,410
Mid-America Apartments LP
5.500% due 10/01/2015		500	529
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		20,262	22,491
Mondelez International, Inc.
2.250% due 02/01/2019		5,216	5,257
4.125% due 02/09/2016		1,649	1,735
Mongolian Mining Corp.
8.875% due 03/29/2017		4,485	2,938
Mylan, Inc.
2.600% due 06/24/2018		5,700	5,794
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)		19,200	20,160
NetApp, Inc.
3.375% due 06/15/2021		2,000	2,009
New Gold, Inc.
6.250% due 11/15/2022		10,000	10,450
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		5,868	5,475
Noble Holding International Ltd.
3.950% due 03/15/2022		3,000	3,076
Northwest Pipeline LLC
6.050% due 06/15/2018		30	34
NVR, Inc.
3.950% due 09/15/2022		4,000	4,036
ONEOK Partners LP
2.000% due 10/01/2017		1,023	1,038
3.200% due 09/15/2018		1,350	1,410
3.375% due 10/01/2022		17,170	17,080
5.000% due 09/15/2023		4,300	4,754

Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,715
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		2,200	2,201
PepsiCo, Inc.
0.425% due 07/30/2015		4,000	4,009
Petrobras International Finance Co.
5.750% due 01/20/2020		4,500	4,821
Pinnacle Assurance
8.625% due 06/25/2034 (d)		6,000	6,062
Pioneer Natural Resources Co.
6.650% due 03/15/2017		5,651	6,436
7.200% due 01/15/2028		4,297	5,490
7.500% due 01/15/2020		14,083	17,392
Pride International, Inc.
8.500% due 06/15/2019		28,060	35,785
QVC, Inc.
5.125% due 07/02/2022		1,344	1,433
Reynolds American, Inc.
7.750% due 06/01/2018		300	361
Rock Tenn Co.
4.900% due 03/01/2022		4,420	4,830
Rockies Express Pipeline LLC
6.850% due 07/15/2018		18,570	20,148
Roofing Supply Group LLC
10.000% due 06/01/2020		5,750	6,181
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		2,500	2,609
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,725
SK Broadband Co. Ltd.
2.875% due 10/29/2018		8,000	8,103
Southern Gas Networks PLC
0.818% due 10/21/2015	GBP	2,600	4,418
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023		$350	346
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,908
5.125% due 02/22/2021		13,300	14,779
Symantec Corp.
3.950% due 06/15/2022		10,000	10,134
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017		8,000	8,001
3.729% due 04/27/2015		3,000	3,074
3.992% due 02/16/2016		2,900	3,037
4.949% due 01/15/2015		6,000	6,134
6.221% due 07/03/2017		400	453
6.421% due 06/20/2016		16,625	18,310
Thomson Reuters Corp.
1.300% due 02/23/2017		800	801
Time Warner Cable, Inc.
5.000% due 02/01/2020		1,600	1,795
8.750% due 02/14/2019		5,342	6,838
Times Square Hotel Trust
8.528% due 08/01/2026		731	931
Toll Brothers Finance Corp.
5.875% due 02/15/2022		400	437
8.910% due 10/15/2017		7,510	9,050
Transocean, Inc.
6.000% due 03/15/2018		450	509
7.375% due 04/15/2018		6,500	7,516
Tullow Oil PLC
6.250% due 04/15/2022		1,800	1,870
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,300	3,349
5.900% due 04/01/2026		2,132	2,404
7.125% due 04/22/2025		3,047	3,572
UAL Pass-Through Trust
9.750% due 07/15/2018		901	1,032
10.400% due 05/01/2018		13,889	15,799
UAL Pass-Through Trust AB
10.125% due 03/22/2015 ^		39	23
United Airlines Pass-Through Trust
4.300% due 02/15/2027		2,550	2,627
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	851
USG Corp.
6.300% due 11/15/2016		2,500	2,712
9.750% due 01/15/2018		2,900	3,487
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,708
Viacom, Inc.
4.250% due 09/15/2015		600	626
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		8,400	9,261

Volkswagen International Finance NV
2.375% due 03/22/2017		1,700	1,756
Walter Energy, Inc.
8.500% due 04/15/2021		2,450	1,390
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,435
Williams Partners LP
4.300% due 03/04/2024		2,350	2,454
4.500% due 11/15/2023		3,700	3,930
Wynn Las Vegas LLC
4.250% due 05/30/2023		14,300	13,907
5.375% due 03/15/2022		12,828	13,421
Wynn Macau Ltd.
5.250% due 10/15/2021		6,150	6,334

			997,520

UTILITIES 7.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		33,150	39,615
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		3,700	3,971
Ameren Illinois Co.
9.750% due 11/15/2018		488	644
AT&T, Inc.
0.800% due 12/01/2015		1,400	1,404
4.800% due 06/15/2044		6,500	6,671
Bruce Mansfield Unit
6.850% due 06/01/2034		3,333	3,666
Cia Energetica de Sao Paulo Inflation Linked Bond
9.750% due 01/15/2015	BRL	250	170
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$5,250	5,391
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,750	2,080
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,237
FirstEnergy Corp.
2.750% due 03/15/2018		10,250	10,381
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		6,500	6,126
5.092% due 11/29/2015		12,500	13,086
6.212% due 11/22/2016		1,100	1,199
8.146% due 04/11/2018		7,550	8,711
9.250% due 04/23/2019		17,275	21,054
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,795
KT Corp.
2.625% due 04/22/2019		8,000	7,987
Midwest Generation LLC
8.560% due 01/02/2016		266	273
NGPL PipeCo LLC
7.119% due 12/15/2017		36,210	36,934
Orange S.A.
2.125% due 09/16/2015		626	636
Petrobras Global Finance BV
3.112% due 03/17/2020		4,735	4,877
6.250% due 03/17/2024		11,125	11,869
Plains All American Pipeline LP
5.000% due 02/01/2021		3,400	3,847
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	165
Qtel International Finance Ltd.
4.750% due 02/16/2021		5,500	5,990
Rosneft Finance S.A.
7.500% due 07/18/2016		21,200	23,293
Sinopec Group Overseas Development 2014 Ltd.
1.007% due 04/10/2017		7,200	7,196
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		10,700	10,716
1.147% due 04/10/2019		16,000	16,056
Verizon Communications, Inc.
4.500% due 09/15/2020		39,300	43,281
5.150% due 09/15/2023		51,000	57,149
6.550% due 09/15/2043		5,000	6,305

Yellowstone Energy LP
5.750% due 12/31/2026	4,813	4,549

		381,324

Total Corporate Bonds & Notes (Cost $3,158,826)		3,283,384

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Prologis LP
3.250% due 03/15/2015	600	673

Total Convertible Bonds & Notes (Cost $699)		673

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,200	10,256
7.550% due 04/01/2039	1,300	1,956
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	14,000	14,536
5.950% due 04/01/2016	5,000	5,467

		32,215

COLORADO 0.2%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,734

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	10,000	13,502

OHIO 0.1%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,847

TEXAS 0.4%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	10,000	11,239
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	10,000	11,658

		22,897

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,256

Total Municipal Bonds & Notes (Cost $69,608)		82,451

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.000% due 08/01/2044	9,500	9,354

Total U.S. Government Agencies (Cost $9,354)		9,354

U.S. TREASURY OBLIGATIONS 23.7%
U.S. Treasury Bonds
3.125% due 02/15/2042 (h)	53,330	51,509
3.625% due 08/15/2043 (f)	132,500	139,684
3.625% due 02/15/2044	30,000	31,599
3.750% due 11/15/2043 (f)	213,550	230,200
4.750% due 02/15/2041 (f)(h)	188,150	238,657
U.S. Treasury Notes
1.000% due 05/31/2018 (h)(j)	64,500	63,795
1.375% due 06/30/2018 (f)	57,700	57,826
1.500% due 08/31/2018	39,500	39,705
1.500% due 12/31/2018	22,300	22,311
1.500% due 01/31/2019	2,800	2,798
1.500% due 02/28/2019	3,500	3,494
1.625% due 03/31/2019 (f)	5,300	5,315
1.625% due 04/30/2019	7,500	7,513
2.125% due 01/31/2021	2,700	2,713
2.500% due 05/15/2024 (f)	34,600	34,532
2.750% due 11/15/2023 (f)(h)(j)	71,600	73,345
2.750% due 02/15/2024 (f)	135,950	138,961
3.125% due 05/15/2021 (f)(h)(j)	78,400	83,686
U.S. Treasury Strips
0.000% due 08/15/2043	1,000	362
0.000% due 11/15/2043	33,700	12,083

0.000% due 02/15/2044	2,100	745

Total U.S. Treasury Obligations (Cost $1,181,860)		1,240,833

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
4.907% due 01/25/2036	1,505	1,403
American Home Mortgage Assets Trust
0.272% due 10/25/2046	5,147	3,807
American Home Mortgage Investment Trust
2.072% due 11/25/2045 ^	1,810	1,432
Banc of America Alternative Loan Trust
5.750% due 11/25/2035	2,159	2,033
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	110	120
5.948% due 02/10/2051	791	881
Banc of America Funding Corp.
0.343% due 10/20/2036	4,710	3,421
0.433% due 06/20/2047	2,000	1,306
0.552% due 05/25/2037	1,225	863
45.169% due 07/25/2047	1,660	2,617
BCAP LLC Trust
0.372% due 05/25/2047 ^	3,336	2,567
5.121% due 07/26/2036	604	480
5.456% due 07/26/2035	1,387	1,400
Bear Stearns Adjustable Rate Mortgage Trust
2.723% due 08/25/2035	551	501
Bear Stearns Alt-A Trust
0.472% due 08/25/2036	1,545	1,042
2.655% due 03/25/2036 ^	567	424
2.699% due 08/25/2036 ^	2,325	1,774
Chase Mortgage Finance Trust
5.500% due 07/25/2037	7,589	6,918
Chaseflex Trust
0.492% due 08/25/2037	1,349	953
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,411
5.898% due 12/10/2049	91	101
Citigroup Mortgage Loan Trust, Inc.
2.832% due 03/25/2037	1,448	1,158
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	196	210
5.886% due 11/15/2044	97	108
Countrywide Alternative Loan Trust
0.312% due 12/25/2046 ^	1,462	1,380
0.322% due 11/25/2036	1,070	955
0.322% due 05/25/2047	15,060	13,288
0.342% due 09/25/2046 ^	7,428	6,113
0.343% due 09/20/2046	8,389	6,522
0.363% due 03/20/2046	2,155	1,680
0.363% due 09/20/2046	6,525	4,522
0.442% due 05/25/2036	25,926	16,717
0.502% due 05/25/2037 ^	1,955	1,304
0.952% due 12/25/2035	1,750	1,439
6.000% due 03/25/2036	2,554	2,173
6.000% due 05/25/2036 ^	232	194
6.000% due 08/25/2036 ^	1,402	1,261
6.000% due 01/25/2037 ^	78	67
6.000% due 08/25/2037	2,190	1,733
6.500% due 12/25/2036	798	644
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	777	822
Credit Suisse Mortgage Capital Certificates
2.690% due 04/28/2037	3,457	2,220
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	332
Deutsche ALT-A Securities, Inc.
0.290% due 08/25/2037	14,714	12,490
0.352% due 02/25/2047	3,458	2,851
First Horizon Mortgage Pass-Through Trust
2.395% due 11/25/2037	2,491	2,188
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^	945	896
HarborView Mortgage Loan Trust
0.405% due 01/19/2036	5,154	3,679
3.396% due 06/19/2036 ^	1,937	1,335
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	425	406
JPMorgan Alternative Loan Trust
0.260% due 09/25/2036 ^	2,077	1,801
2.762% due 05/25/2037 ^	3,129	2,412
6.310% due 08/25/2036	3,000	2,420
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	198	217
Lehman Mortgage Trust
6.000% due 07/25/2037	1,371	1,252

Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		340	314
0.402% due 11/25/2035		101	96
2.745% due 05/25/2033		17	17
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,154
5.700% due 09/12/2049		100	111
Morgan Stanley Capital Trust
5.569% due 12/15/2044		1,000	1,091
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		2,094	1,487
Residential Accredit Loans, Inc. Trust
0.332% due 05/25/2036		3,685	2,913
0.332% due 09/25/2036		1,640	1,239
0.342% due 08/25/2036		3,229	2,517
0.342% due 09/25/2036		3,116	2,356
0.502% due 08/25/2035 ^		5,923	4,721
0.923% due 09/25/2046 ^		1,575	1,092
2.922% due 07/25/2035		969	946
3.491% due 09/25/2035 ^		874	711
3.572% due 12/25/2035		6,850	5,747
3.732% due 01/25/2036 ^		4,215	3,486
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^		977	899
Sequoia Mortgage Trust
0.353% due 05/20/2035		421	396
Structured Adjustable Rate Mortgage Loan Trust
0.452% due 08/25/2036		3,151	2,470
2.613% due 02/25/2036 ^		3,799	3,238
5.040% due 05/25/2036		73	73
5.117% due 05/25/2036		4,666	3,903
5.402% due 07/25/2036		3,351	2,329
Structured Asset Mortgage Investments Trust
0.272% due 08/25/2036		2,688	2,150
0.362% due 08/25/2036		1,792	1,444
Thornburg Mortgage Securities Trust
6.092% due 09/25/2037		122	129
Wachovia Mortgage Loan Trust LLC
2.611% due 10/20/2035 ^		714	688
2.754% due 05/20/2036 ^		2,987	2,631
WaMu Mortgage Pass-Through Certificates Trust
4.689% due 07/25/2037 ^		1,489	1,390
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		649	504
6.000% due 06/25/2037 ^		8,200	6,905
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		668	610
6.000% due 06/25/2037 ^		749	727
6.250% due 11/25/2037 ^		1,945	1,853

Total Mortgage-Backed Securities (Cost $161,142)			195,580

ASSET-BACKED SECURITIES 4.7%
Aames Mortgage Investment Trust
1.350% due 06/25/2035		4,000	3,098
ACE Securities Corp. Home Equity Loan Trust
0.312% due 08/25/2036 ^		1,984	769
0.352% due 12/25/2036		7,178	3,246
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.612% due 07/25/2035		3,100	2,932
Argent Securities Trust
0.262% due 09/25/2036		1,706	697
Asset-Backed Securities Corp. Home Equity Loan Trust
1.052% due 06/25/2035		1,000	830
Bear Stearns Asset-Backed Securities Trust
0.302% due 11/25/2036		3,722	2,708
0.312% due 08/25/2036		4,757	3,819
0.320% due 01/25/2037		2,622	2,025
0.392% due 06/25/2047		2,700	2,280
0.502% due 12/25/2035		864	650
0.502% due 04/25/2037		4,900	2,195
0.652% due 08/25/2035		398	333
1.402% due 08/25/2037		2,109	1,874
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	12,801	17,262
Carrington Mortgage Loan Trust
1.202% due 05/25/2035		$2,100	1,490
Citigroup Mortgage Loan Trust, Inc.
0.422% due 05/25/2037		4,254	2,766
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037		6,300	4,806
0.300% due 01/25/2037		1,709	1,616
0.310% due 09/25/2046		17,726	14,333
0.322% due 05/25/2037		5,506	4,890
0.332% due 06/25/2047		2,000	1,762
0.372% due 09/25/2047		1,500	1,136

0.392% due 03/25/2037		3,702	1,536
0.502% due 03/25/2036 ^		21,547	18,538
5.689% due 10/25/2046		4,201	3,612
Credit-Based Asset Servicing and Securitization LLC
0.300% due 11/25/2036		2,157	1,227
Fremont Home Loan Trust
0.302% due 01/25/2037		2,397	1,099
0.322% due 02/25/2037		3,256	1,739
GSAA Home Equity Trust
5.343% due 03/25/2036		4,401	3,267
5.995% due 03/25/2046 ^		2,896	2,253
Home Equity Loan Trust
0.492% due 04/25/2037		3,100	1,871
HSI Asset Securitization Corp. Trust
0.332% due 04/25/2037		5,800	4,230
Inwood Park CDO Ltd.
0.453% due 01/20/2021		1,725	1,717
JPMorgan Mortgage Acquisition Trust
0.342% due 03/25/2047		3,770	2,026
Lehman XS Trust
0.330% due 06/25/2036		1,556	1,106
5.170% due 08/25/2035		6,404	6,454
Madison Park Funding Ltd.
0.493% due 05/10/2019		158	158
Magi Funding PLC
0.677% due 04/11/2021	EUR	2,357	3,202
MASTR Asset-Backed Securities Trust
0.392% due 03/25/2036		$4,500	2,481
0.652% due 10/25/2035		2,178	1,500
Merrill Lynch Mortgage Investors Trust
0.222% due 04/25/2047		2,413	1,462
0.262% due 03/25/2037		2,780	1,683
0.322% due 07/25/2037		2,071	1,093
0.332% due 03/25/2037		6,789	3,631
0.412% due 03/25/2037		16,900	9,146
0.602% due 02/25/2047		10,005	6,508
0.632% due 05/25/2036		2,400	2,147
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 10/25/2036		1,729	1,045
0.302% due 11/25/2036		2,822	1,879
0.302% due 12/25/2036		1,338	725
0.352% due 02/25/2037		854	518
0.372% due 10/25/2036		1,890	1,154
0.402% due 08/25/2036		10,600	5,846
0.402% due 03/25/2037		3,505	1,981
Morgan Stanley Home Equity Loan Trust
0.502% due 04/25/2037		1,910	1,190
National Collegiate Student Loan Trust
0.412% due 02/26/2029		1,500	1,382
0.422% due 03/26/2029		500	456
New Century Home Equity Loan Trust
0.482% due 02/25/2036		3,000	2,695
NovaStar Mortgage Funding Trust
0.302% due 03/25/2037		1,822	1,028
0.362% due 01/25/2037		6,771	3,298
0.402% due 10/25/2036		2,048	975
Option One Mortgage Loan Trust
0.292% due 01/25/2037		7,511	4,406
RAAC Trust
1.652% due 09/25/2047		3,200	2,596
Residential Asset Mortgage Products Trust
0.452% due 03/25/2036		3,000	2,313
0.772% due 05/25/2035		4,219	3,776
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036		2,891	2,565
0.402% due 08/25/2036		3,900	2,927
0.472% due 01/25/2036		2,000	1,924
0.492% due 04/25/2037		9,400	6,449
0.562% due 01/25/2036		1,000	865
Rhodium BV
0.917% due 05/27/2084	EUR	412	545
Rise Ltd.
4.750% due 02/15/2039 (d)		$8,029	8,172
Saxon Asset Securities Trust
0.945% due 03/25/2035		2,210	2,009
Securitized Asset-Backed Receivables LLC Trust
0.402% due 03/25/2036		2,001	1,149
Specialty Underwriting & Residential Finance Trust
0.302% due 06/25/2037		1,090	627
0.422% due 04/25/2037		2,000	1,072
0.450% due 12/25/2036		8,100	6,263
5.173% due 02/25/2037		2,400	1,488
Structured Asset Investment Loan Trust
0.302% due 09/25/2036		2,047	1,638
0.312% due 05/25/2036		1,125	822

Structured Asset Securities Corp. Mortgage Loan Trust
0.322% due 12/25/2036		5,500	4,569
WG Horizons CLO
0.494% due 05/24/2019		5,038	4,981

Total Asset-Backed Securities (Cost $207,264)			246,531

SOVEREIGN ISSUES 7.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		5,000	5,181
4.000% due 04/14/2019		10,000	10,175
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	176,125	73,035
10.000% due 01/01/2023		122	49
10.000% due 01/01/2025		94,800	37,556
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	340,000	3,243
4.500% due 07/03/2017		300,000	2,844
Italy Buoni Poliennali Del Tesoro
3.500% due 12/01/2018	EUR	1,000	1,501
5.500% due 11/01/2022		49,600	83,334
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	4,362
6.505% due 03/01/2019		1,800	3,014
Slovenia Government International Bond
4.125% due 02/18/2019		$300	317
4.700% due 11/01/2016	EUR	15,000	22,269
5.250% due 02/18/2024		$4,700	5,076
Spain Government International Bond
2.750% due 04/30/2019	EUR	38,185	55,847
3.750% due 10/31/2018		13,550	20,565
5.500% due 04/30/2021		3,500	5,907
5.850% due 01/31/2022		20,590	35,509

Total Sovereign Issues (Cost $349,815)			369,784

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)		84,000	4,850
Wells Fargo & Co.
7.500% (c)		7,750	9,409

Total Convertible Preferred Securities (Cost $9,723)			14,259

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (c)		30,000	3,171
Citigroup Capital
7.875% due 10/30/2040		48,000	1,330
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		13,000	15,775
SLM Corp. CPI Linked Security
3.562% due 03/15/2017		21,400	523

			20,799

INDUSTRIALS 0.1%
CoBank ACB
6.250% due 10/01/2022 (c)		25,000	2,602

Total Preferred Securities (Cost $20,299)			23,401

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
CERTIFICATES OF DEPOSIT 3.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$5,000	5,000
1.075% due 05/16/2016		13,250	13,251
Banco do Brasil S.A.
1.211% due 06/29/2015		15,000	15,000

Barclays Bank PLC
0.531% due 05/01/2015		25,000	24,999
Credit Suisse
0.437% due 01/12/2015		7,200	7,201
0.547% due 08/24/2015		15,000	14,996
0.603% due 01/28/2016		7,350	7,355
Intesa Sanpaolo SpA
1.608% due 04/11/2016		7,000	7,068
1.650% due 04/07/2015		15,000	15,029
Itau Unibanco Holding S.A.
1.190% due 06/26/2015		4,500	4,501
1.511% due 05/31/2016		67,400	67,342
Sumitomo Mitsui Banking Corp.
0.593% due 05/02/2017		16,100	16,021

			197,763

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co. LLC
0.680% due 03/02/2015		300	299
0.900% due 07/01/2014		300	300

			599

REPURCHASE AGREEMENTS (e) 0.0%			2,400

GREECE TREASURY BILLS 0.1%
2.179% due 12/12/2014	EUR	5,000	6,802

U.S. TREASURY BILLS 0.0%
0.054% due 07/03/2014 - 12/18/2014 (b)(h)(j)		$1,418	1,418

Total Short-Term Instruments (Cost $208,914)			208,982

Total Investments in Securities (Cost $5,650,835)			5,950,733

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio		4,888,779	48,917
PIMCO Short-Term Floating NAV Portfolio III		1,152	12

Total Short-Term Instruments (Cost $48,929)			48,929

Total Investments in Affiliates (Cost $48,929)			48,929

Total Investments 114.7% (Cost $5,699,764)			$5,999,662
Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $(8,550))			18,058
Other Assets and Liabilities, net (15.0%)			(786,640)

Net Assets 100.0%			$5,231,080

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Delta Air Lines, Inc.	2.224%	04/30/2018 - 04/30/2019	05/05/2014	$8,000	$8,006	0.15%
International Aircraft Leasing and Trading	3.140%	05/29/2015	05/29/2014	18,500	18,491	0.35%
Norwegian Air Shuttle	TBD% - 5.860%	12/31/2014	06/25/2014	29,896	29,978	0.57%
Pinnacle Assurance	8.625%	06/25/2034	06/23/2014	6,000	6,062	0.12%
Rise Ltd.	4.750%	02/15/2039	02/11/2014	8,089	8,172	0.16%

				$70,485	$70,709	1.35%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$2,400	U.S. Treasury Notes 1.625% due 06/30/2019	$(2,449)	$2,400	$2,400

Total Repurchase Agreements						$(2,449)	$2,400	$2,400

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/05/2014	07/07/2014	$(2,442)	$(2,443)
	0.150%	06/09/2014	07/10/2014	(887)	(888)
	0.180%	06/24/2014	07/08/2014	(49,109)	(49,137)
	0.181%	06/23/2014	07/08/2014	(116,758)	(115,995)
	0.220%	06/25/2014	07/02/2014	(5,618)	(5,619)
BPG	0.160%	06/10/2014	07/10/2014	(7,460)	(7,468)
	0.160%	06/11/2014	07/11/2014	(4,283)	(4,287)
FOB	0.200%	06/27/2014	07/03/2014	(77,346)	(77,359)
	0.201%	06/20/2014	07/03/2014	(57,938)	(57,550)
	0.230%	06/26/2014	07/03/2014	(39,961)	(39,970)
GSC	0.020%	06/19/2014	07/03/2014	(40,550)	(40,556)
	0.160%	06/20/2014	07/03/2014	(27,039)	(27,044)
	0.180%	06/13/2014	07/09/2014	(29,433)	(29,458)
	0.180%	06/23/2014	07/22/2014	(126,929)	(127,211)
	0.200%	06/23/2014	07/08/2014	(77,381)	(77,437)
	0.220%	06/23/2014	07/08/2014	(39,410)	(39,438)
TDM	0.060%	06/30/2014	07/01/2014	(12,069)	(12,068)
	0.110%	06/16/2014	07/07/2014	(125,955)	(126,033)
	0.160%	06/11/2014	07/09/2014	(11,097)	(11,107)
	0.170%	06/12/2014	07/09/2014	(84,447)	(84,524)
	0.210%	06/23/2014	07/02/2014	(15,948)	(15,951)

Total Sale-Buyback Transactions					$(951,543)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $630,050 at a weighted average interest rate of 0.046%.
(3)	Payable for sale-buyback transactions includes $599 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $954,314 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2014	351	$(39)	$25	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	3,249	267	254	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	749	959	211	0

Total Futures Contracts				$1,187	$490	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	0.541%	$15,000	$313	$324	$0	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019		$71,775	$6,325	$518	$0	$(100)
CDX.IG-19 5-Year Index	1.000%	12/20/2017		200	4	2	0	0
CDX.IG-21 5-Year Index	1.000%	12/20/2018		611,045	13,256	2,877	0	(237)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		70,700	1,417	333	0	(32)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	305,850	7,834	2,823	0	(440)

					$28,836	$6,553	$0	$(809)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.700%	05/21/2024		$89,200	$(1,018)	$(626)	$0	$(156)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	318,000	(1,093)	(488)	2	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		115,700	(7,675)	(6,519)	129	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	GBP	30,300	(743)	(581)	164	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	14,000,000	(4,941)	(5,427)	0	(11)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041		510,000	(371)	(51)	6	0

						$(15,841)	$(13,692)	$301	$(167)

Total Swap Agreements						$13,308	$(6,815)	$301	$(982)

(h)	Securities with an aggregate market value of $45,662 and cash of $2,066 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	8,248		$3,450	$0	$(283)
	07/2014	INR	416,850		7,000	70	0
	07/2014	JPY	7,160,878		70,278	0	(409)
	07/2014		$3,745	BRL	8,248	0	(12)
	08/2014	MXN	72,568		$5,540	0	(33)
BPS	07/2014	EUR	6,909		9,424	0	(37)
	07/2014	GBP	37,148		62,551	0	(1,024)
	08/2014	EUR	4,249		5,784	0	(35)
	01/2017	BRL	9,922		3,492	0	(93)
BRC	07/2014		67,540		28,116	0	(2,452)
	07/2014	EUR	41,406		56,216	0	(481)
	07/2014	JPY	567,000		5,527	0	(70)
	07/2014		$30,665	BRL	67,540	0	(97)
	07/2014		8,160	EUR	6,000	56	0
	07/2014		62,166	GBP	37,148	1,409	0
	07/2014		8,781	INR	523,084	0	(105)
	08/2014	EUR	6,000		$8,161	0	(56)
	08/2014	GBP	37,148		62,150	0	(1,408)
	08/2014		$1,205	GBP	707	5	0
CBK	07/2014	AUD	3,347		$3,085	0	(71)
	07/2014	BRL	121,192		50,957	0	(3,893)
	07/2014	EUR	24,118		32,663	0	(362)
	07/2014		$55,025	BRL	121,192	0	(174)
	08/2014	GBP	8,337		$14,194	0	(70)
DUB	07/2014		$1,458	EUR	1,072	10	0
	07/2014		5,400	INR	323,676	0	(31)
	08/2014	EUR	24,056		$32,785	0	(159)
	08/2014	MXN	212,918		16,280	0	(71)
	08/2014		$5	NOK	30	0	0
	01/2017		3,492	BRL	9,922	93	0
FBF	07/2014	BRL	87,801		$39,831	120	(27)
	07/2014		$38,836	BRL	87,801	902	0
	10/2014	BRL	51,709		$22,324	0	(478)
	01/2015		92,400		38,836	0	(908)
GLM	07/2014		118,498		53,802	170	0
	07/2014	EUR	184,696		252,952	47	0
	07/2014		$52,294	BRL	118,498	1,337	0
	07/2014		251,142	EUR	184,533	1,539	0
	08/2014	EUR	193,038		$262,705	0	(1,655)
	08/2014	MXN	231,502		17,758	0	(21)
	08/2014		$34,371	MXN	452,753	399	0
	09/2014	MXN	75,410		$5,782	2	0
	10/2014	BRL	81,169		35,041	0	(751)
	01/2015		124,685		52,294	0	(1,336)
HUS	07/2014		106,507		48,301	150	(53)
	07/2014		$46,400	BRL	106,507	1,804	0
JPM	07/2014	BRL	96,481		$42,425	0	(1,242)
	07/2014	EUR	5,952		8,075	0	(75)
	07/2014	GBP	771		1,306	0	(13)
	07/2014		$43,805	BRL	96,481	0	(139)
	07/2014		97,175	EUR	71,476	697	0
	07/2014		2,536	GBP	1,495	23	0
	07/2014		7,000	INR	416,710	0	(72)
	07/2014		76,093	JPY	7,727,878	190	0
	08/2014	EUR	69,912		$95,057	0	(686)
	08/2014	JPY	7,727,878		76,110	0	(193)
	08/2014		$31,445	BRL	71,037	405	0
	10/2014	ZAR	70,397		$6,415	0	(89)
	04/2016	CNY	13,651		2,014	0	(162)
	04/2016		$2,300	CNY	13,651	0	(124)
SOG	07/2014		3,156	AUD	3,347	1	0
	08/2014	AUD	3,347		$3,148	0	(1)
UAG	07/2014	BRL	13,085		5,813	0	(110)
	07/2014		$5,941	BRL	13,085	0	(19)

Total Forward Foreign Currency Contracts						$9,429	$(19,580)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$89,400	$7,087	$5,589

Total Purchased Options							$7,087	$5,589

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014		$107,500	$(408)	$(857)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014		107,500	(408)	0
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	19,800	(139)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$375,400	(7,058)	(5,752)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014		108,400	(358)	(865)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014		108,400	(477)	0

								$(8,848)	$(7,474)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014	EUR	115,300	$(46)	$(39)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$39,600	$(1,256)	$(861)
	Call - OTC USD versus INR	INR	65.200	02/27/2015	19,500	(340)	(288)
GLM	Call - OTC USD versus BRL	BRL	2.700	06/02/2015	21,000	(633)	(412)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	28,100	(578)	(534)

						$(2,807)	$(2,095)

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(18)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(14)

						$(513)	$(32)

Total Written Options						$(12,214)	$(9,640)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.712%		$2,800	$(37)	$58	$21	$0
	Credit Agricole S.A.	1.000%	06/20/2019	0.730%	EUR	4,800	122	(33)	89	0
	Credit Suisse Group	1.000%	06/20/2019	0.567%		3,500	106	(3)	103	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		$100	(5)	6	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		1,000	(5)	10	5	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		7,750	(10)	167	157	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		200	1	2	3	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.455%		1,100	0	96	96	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.096%		2,600	(12)	47	35	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		4,200	(56)	54	0	(2)
	Spain Government International Bond	1.000%	09/20/2019	0.665%		2,600	44	0	44	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.042%		18,000	24	108	132	0
	UPC Holding BV	5.000%	03/20/2019	2.171%	EUR	450	38	41	79	0
	Whirlpool Corp.	1.000%	09/20/2017	0.365%		$4,300	(181)	270	89	0
BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		50,000	841	12	853	0
	Carlsberg Breweries A/S	1.000%	03/20/2019	0.639%	EUR	550	3	10	13	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		$6,200	110	33	143	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.725%		15,000	(385)	551	166	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		3,200	24	(11)	13	0
	Metro AG	1.000%	09/20/2014	0.117%		10,000	(44)	67	23	0
	Newmont Mining Corp.	1.000%	06/20/2018	0.861%		4,300	(134)	158	24	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.749%		2,500	(17)	24	7	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%		4,100	(315)	98	0	(217)
	Unitymedia KabelBW GmbH	5.000%	03/20/2019	1.966%	EUR	600	81	33	114	0
	Virgin Media Finance PLC	5.000%	03/20/2019	2.068%		2,500	274	183	457	0
BRC	BMW Finance NV	1.000%	06/20/2018	0.285%		$500	6	9	15	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		800	(7)	13	6	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		5,900	1,149	44	1,193	0

	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		25,000	211	(4)	207	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		2,500	29	38	67	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		7,100	(354)	401	47	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		5,100	(24)	121	97	0
	Morgan Stanley	1.000%	12/20/2018	0.583%		7,500	11	128	139	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		7,800	(78)	73	0	(5)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	60,000	(65)	57	0	(8)
	Statoil ASA	1.000%	06/20/2016	0.134%		$8,600	168	(17)	151	0
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	2,000	(175)	86	0	(89)
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.092%		$4,000	(39)	94	55	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.042%		4,500	21	11	32	0
	Unitymedia KabelBW GmbH	5.000%	12/20/2020	2.613%	EUR	2,000	133	254	387	0
	UPC Holding BV	5.000%	03/20/2021	2.954%		5,550	724	216	940	0
	UPC Holding BV	5.000%	09/20/2022	3.211%		1,800	103	205	308	0
	Virgin Media Finance PLC	5.000%	03/20/2019	2.068%		2,000	206	160	366	0
	Volkswagen International Finance NV	1.000%	06/20/2018	0.322%		$500	5	9	14	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		50	0	1	1	0
CBK	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.420%	EUR	10,000	274	84	358	0
	Carlsberg Breweries A/S	1.000%	03/20/2019	0.639%		1,850	12	31	43	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		$5,400	98	26	124	0
	Dominion Resources, Inc.	0.670%	06/20/2015	0.054%		100	0	1	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		2,000	(14)	22	8	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		9,550	58	125	183	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		3,500	(238)	135	0	(103)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		4,800	(152)	238	86	0
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	17,700	(1,543)	752	0	(791)
	Tesoro Corp.	5.000%	06/20/2021	2.539%		$5,000	807	(50)	757	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.201%		2,000	(5)	37	32	0
	Virgin Media Finance PLC	5.000%	03/20/2019	2.068%	EUR	5,000	451	462	913	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	03/20/2024	0.850%		$10,000	(159)	291	132	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.420%	EUR	5,000	137	42	179	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		$1,800	11	12	23	0
	Commonwealth Bank of Australia	1.000%	03/20/2019	0.497%		10,000	107	128	235	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		11,050	170	84	254	0
	Community Health Systems, Inc.	5.000%	03/20/2019	2.638%		3,000	236	79	315	0
	Danone	1.000%	03/20/2016	0.111%		2,000	32	(1)	31	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		6,000	35	(9)	26	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		1,800	(84)	96	12	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		89,500	81	291	372	0
	JPMorgan Chase & Co.	1.000%	03/20/2024	0.955%		6,200	(114)	140	26	0
	MetLife, Inc.	1.000%	03/20/2021	0.773%		10,000	(32)	178	146	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		2,000	7	34	41	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		26,050	137	361	498	0
	Morgan Stanley	1.000%	03/20/2021	0.860%		24,700	(220)	444	224	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.160%		20,000	(202)	584	382	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.749%		33,100	(94)	185	91	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.096%		13,500	(17)	202	185	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		1,100	(5)	4	0	(1)
	Spain Government International Bond	1.000%	09/20/2019	0.665%		200	3	0	3	0
FBF	Danone	1.000%	12/20/2015	0.094%	EUR	400	8	0	8	0
	Encana Corp.	1.000%	09/20/2017	0.260%		$1,500	(42)	78	36	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		3,600	10	63	73	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.160%		5,000	(50)	146	96	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.096%		1,500	(11)	32	21	0
	Statoil ASA	1.000%	06/20/2016	0.134%		3,000	58	(6)	52	0
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	5,700	(496)	241	0	(255)
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.212%		2,800	(154)	102	0	(52)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.201%		$2,700	(11)	55	44	0
	Whirlpool Corp.	1.000%	09/20/2017	0.365%		7,000	(262)	406	144	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		100	0	1	1	0
GST	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.134%		5,000	22	55	77	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.151%		5,500	49	45	94	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.310%		1,500	19	2	21	0
	Forest Oil Corp.	5.000%	06/20/2018	6.021%		4,900	(107)	(54)	0	(161)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.509%		3,000	(106)	154	48	0
	Gilead Sciences, Inc.	1.000%	06/20/2017	0.575%		5,000	(19)	83	64	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		6,350	(8)	136	128	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		9,650	29	155	184	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.160%		2,500	(25)	73	48	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		6,500	(251)	60	0	(191)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	150,000	(164)	143	0	(21)
	Teck Resources Ltd.	1.000%	06/20/2018	0.910%		$10,000	(292)	330	38	0
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.958%	EUR	700	8	(6)	2	0
	Unitymedia KabelBW GmbH	5.000%	06/20/2021	2.746%		600	84	32	116	0
	UPC Holding BV	5.000%	03/20/2021	2.954%		5,000	561	285	846	0
	USG Corp.	5.000%	06/20/2019	1.960%		$3,000	402	27	429	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.670%		3,000	(47)	309	262	0
HUS	Colombia Government International Bond	1.000%	03/20/2016	0.279%		3,000	16	23	39	0
	E.ON International Finance BV	1.000%	03/20/2016	0.161%		3,000	32	12	44	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		40,550	(72)	894	822	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%		5,400	(445)	159	0	(286)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		2,000	(141)	82	0	(59)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		7,000	(420)	187	0	(233)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		7,300	(234)	365	131	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%		6,000	(45)	151	106	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.201%		10,000	(60)	222	162	0
JPM	Brazil Government International Bond	1.000%	12/20/2018	1.245%		20,000	(887)	682	0	(205)
	Danone	1.000%	12/20/2015	0.094%	EUR	14,200	270	(2)	268	0
	Encana Corp.	1.000%	06/20/2018	0.369%		$1,600	(37)	77	40	0
	Exelon Corp.	1.000%	06/20/2016	0.113%		40,000	(38)	756	718	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	03/20/2016	0.224%		5,000	(12)	81	69	0
	KB Home	5.000%	06/20/2019	2.578%		12,300	1,124	261	1,385	0
	Masco Corp.	5.000%	09/20/2020	1.766%		5,000	709	223	932	0
	Morgan Stanley	1.000%	03/20/2019	0.619%		600	0	11	11	0
	Newmont Mining Corp.	1.000%	06/20/2018	0.861%		3,200	(99)	118	19	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		5,000	(143)	156	13	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		4,850	(31)	28	0	(3)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		7,300	(288)	75	0	(213)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		6,600	(463)	243	0	(220)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	110,000	(117)	102	0	(15)
	Spain Government International Bond	1.000%	09/20/2019	0.665%		$8,900	140	12	152	0
MYC	Barrick Gold Corp.	1.000%	06/20/2018	0.858%		25,000	(893)	1,039	146	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		25,300	(1,222)	962	0	(260)
	Credit Suisse Group	1.000%	06/20/2015	0.176%	EUR	10,350	121	(2)	119	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.509%		$8,000	(144)	272	128	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		17,500	(815)	932	117	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		14,600	(185)	246	61	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		19,200	(70)	459	389	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		22,450	173	256	429	0
	Russian Railways	1.000%	03/20/2016	1.463%		1,500	(33)	21	0	(12)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		16,200	(955)	1,245	290	0
	Teck Resources Ltd.	1.000%	03/20/2021	1.851%		10,000	(521)	6	0	(515)
	Tesoro Corp.	5.000%	06/20/2019	1.844%		10,000	1,470	24	1,494	0
RYL	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.026%		800	(4)	14	10	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%		1,300	(37)	46	9	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.160%		2,500	(26)	74	48	0
SOG	Statoil ASA	1.000%	06/20/2016	0.134%		8,600	164	(13)	151	0
UAG	Russia Government International Bond	1.000%	06/20/2015	0.886%		5,000	(76)	83	7	0
	Statoil ASA	1.000%	06/20/2016	0.134%		5,000	100	(12)	88	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.092%		15,000	(88)	295	207	0

							$(2,809)	$22,700	$23,808	$(3,917)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	540,000	$34	$52	$86	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,053,600	$(90)	$3,158	$3,068	$0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		36,000	22	148	170	0
CBK	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		91,000	105	160	265	0
GLM	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		956,700	(602)	3,388	2,786	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		106,000	79	424	503	0
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,404,200	(517)	4,606	4,089	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		100,100	243	663	906	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		36,700	34	140	174	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		6,400	(2)	20	18	0
UAG	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		170,500	80	415	495	0

							$(648)	$13,122	$12,474	$0

Total Swap Agreements							$(3,423)	$35,874	$36,368	$(3,917)

(j)	Securities with an aggregate market value of $4,508 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$199,978	$75,523	$275,501
Corporate Bonds & Notes
Banking & Finance	47,721	1,835,886	20,933	1,904,540
Industrials	2,996	906,467	88,057	997,520
Utilities	0	373,109	8,215	381,324
Convertible Bonds & Notes
Banking & Finance	0	673	0	673
Municipal Bonds & Notes
California	0	32,215	0	32,215
Colorado	0	8,734	0	8,734
New York	0	13,502	0	13,502
Ohio	0	2,847	0	2,847
Texas	0	22,897	0	22,897
Washington	0	2,256	0	2,256
U.S. Government Agencies	0	9,354	0	9,354
U.S. Treasury Obligations	0	1,240,833	0	1,240,833
Mortgage-Backed Securities	0	195,580	0	195,580
Asset-Backed Securities	0	238,359	8,172	246,531
Sovereign Issues	0	369,784	0	369,784
Convertible Preferred Securities
Banking & Finance	14,259	0	0	14,259
Preferred Securities
Banking & Finance	5,024	15,775	0	20,799
Industrials	0	2,602	0	2,602
Short-Term Instruments
Certificates of Deposit	0	181,742	16,021	197,763
Commercial Paper	0	599	0	599
Repurchase Agreements	0	2,400	0	2,400
Greece Treasury Bills	0	6,802	0	6,802
U.S. Treasury Bills	0	1,418	0	1,418
	$70,000	$5,663,812	$216,921	$5,950,733

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,929	$0	$0	$48,929

Total Investments	$118,929	$5,663,812	$216,921	$5,999,662

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	490	301	0	791
Over the counter	0	51,103	283	51,386
	$490	$51,404	$283	$52,177

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(982)	0	(982)
Over the counter	0	(33,105)	(32)	(33,137)
	$0	$(34,087)	$(32)	$(34,119)

Totals	$119,419	$5,681,129	$217,172	$6,017,720

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$23,113	$56,397	$(191)	$(2)	$(2)	$202	$0	$(3,994)	$75,523	$213
Corporate Bonds & Notes
Banking & Finance	24,504	17,345	(342)	(11)	(12)	555	0	(21,106)	20,933	216
Industrials	91,297	6,703	(9,655)	(89)	85	(284)	0	0	88,057	258
Utilities	5,187	0	(328)	0	0	(37)	3,666	(273)	8,215	36
Asset-Backed Securities	8,345	(172)	0	0	0	(1)	0	0	8,172	(1)
Short-Term Instruments
Certificates of Deposit	0	16,095	0	0	0	(74)	0	0	16,021	(74)

	$152,446	$96,368	$(10,516)	$(102)	$71	$361	$3,666	$(25,373)	$216,921	$648
Financial Derivative Instruments - Assets
Over the counter	297	19	0	0	0	(33)	0	0	283	(13)

Financial Derivative Instruments - Liabilities
Over the counter	(45)	0	0	0	0	13	0	0	(32)	13

Totals	$152,698	$96,387	$(10,516)	$(102)	$71	$341	$3,666	$(25,373)	$217,172	$648

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$75,523	Benchmark Pricing	Base Price	100.00 - 101.25
Corporate Bonds & Notes
Banking & Finance	11,150	Benchmark Pricing	Base Price	93.75 - 110.05
	5,500	OtherValuationTechniques (3)	—	—
	4,283	Third Party Vendor	Broker Quote	112.71
Industrials	6,062	Benchmark Pricing	Base Price	100.00
	81,995	Third Party Vendor	Broker Quote	101.25 - 117.50
Utilities	4,549	Benchmark Pricing	Base Price	94.05
	3,666	Third Party Vendor	Broker Quote	109.99
Asset-Backed Securities	8,172	Benchmark Pricing	Base Price	101.63
Short-Term Instruments
Certificates of Deposit	16,021	Benchmark Pricing	Base Price	99.95
Financial Derivative Instruments - Assets
Over the counter	283	Indicative Market Quotation	Broker Quote	1.38 - 8.57

Financial Derivative Instruments - Liabilities
Over the counter	(32)	Indicative Market Quotation	Broker Quote	0.06 - 0.07

Total	$217,172

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.6%
BANK LOAN OBLIGATIONS 0.5%
H.J. Heinz Co.
3.500% due 06/05/2020		$23,735	$23,938

Total Bank Loan Obligations (Cost $23,685)			23,938

CORPORATE BONDS & NOTES 44.4%
BANKING & FINANCE 13.8%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		735	981
American International Group, Inc.
6.250% due 05/01/2036		7,180	9,071
6.765% due 11/15/2017	GBP	367	716
6.820% due 11/15/2037		$1,680	2,272
8.175% due 05/15/2068		3,400	4,700
Asian Development Bank
5.820% due 06/16/2028		500	637
Aviation Loan Trust
2.341% due 12/15/2022		4,897	4,589
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	12,147
Banco do Brasil S.A.
3.875% due 10/10/2022		13,200	12,441
Banco Santander Chile
3.875% due 09/20/2022		5,820	5,881
Bank of America Corp.
0.554% due 08/15/2016		100	99
4.000% due 04/01/2024		11,000	11,260
7.750% due 04/30/2018	GBP	1,900	3,845
7.750% due 05/14/2038		$400	550
Bank of America N.A.
6.000% due 10/15/2036		12,790	15,540
Bank One Corp.
7.625% due 10/15/2026		95	125
8.000% due 04/29/2027		100	135
Barclays Bank PLC
10.179% due 06/12/2021		11,560	16,053
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,417
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		22,400	23,147
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		3,100	3,166
Citigroup, Inc.
6.125% due 08/25/2036		7,000	8,072
6.625% due 06/15/2032		4,250	5,122
6.675% due 09/13/2043		4,900	6,112
8.125% due 07/15/2039		12,200	18,369
CME Group, Inc.
5.300% due 09/15/2043		3,515	4,065
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,149
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000% due 06/30/2019 (d)		8,200	11,031
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		10,000	11,862
Deutsche Annington Finance BV
5.000% due 10/02/2023		3,100	3,327
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	765
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,526
FMR LLC
4.950% due 02/01/2033		3,000	3,251
5.150% due 02/01/2043		3,300	3,564
Ford Holdings LLC
9.300% due 03/01/2030		10,000	14,748
General Electric Capital Corp.
5.875% due 01/14/2038		9,600	11,669
6.150% due 08/07/2037		4,455	5,544
6.375% due 11/15/2067		250	279
6.750% due 03/15/2032		18,880	24,944
Goldman Sachs Group, Inc.
3.850% due 07/08/2024 (a)		15,400	15,380
5.700% due 05/10/2019 (d)		13,400	13,912

5.750% due 01/24/2022		16,500	19,115
6.125% due 02/15/2033		350	420
6.450% due 05/01/2036		900	1,053
6.750% due 10/01/2037		20,185	24,233
7.250% due 04/10/2028	GBP	2,000	4,477
HBOS PLC
6.000% due 11/01/2033		$2,600	2,911
6.750% due 05/21/2018		8,500	9,808
HCP, Inc.
6.750% due 02/01/2041		800	1,063
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	13,281
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	467
5.875% due 11/01/2034		230	276
7.000% due 01/15/2039		19,550	26,600
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	8,587
JPMorgan Chase & Co.
3.625% due 05/13/2024		6,900	6,938
4.350% due 08/15/2021		10,000	10,840
5.000% due 07/01/2019 (d)		11,400	11,391
6.125% due 04/30/2024 (d)		7,000	7,187
7.900% due 04/30/2018 (d)		1,400	1,575
LBG Capital PLC
15.000% due 12/21/2019	GBP	6,200	15,439
15.000% due 12/21/2019	EUR	500	1,061
LeasePlan Corp. NV
2.500% due 05/16/2018		$2,800	2,825
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	239
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		3,500	5,110
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,632
Morgan Stanley
6.625% due 04/01/2018		5,000	5,849
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,361
North American Development Bank
4.375% due 02/11/2020		10,625	11,784
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,428
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,800	22,877
Regions Financial Corp.
7.375% due 12/10/2037		4,000	5,058
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		100	108
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)		9,190	11,166
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		700	740
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,066
5.717% due 06/16/2021		3,200	3,376
6.125% due 02/07/2022		10,000	10,738
SLM Corp.
5.625% due 08/01/2033		6,400	5,560
8.000% due 03/25/2020		3,900	4,519
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		8,900	11,892
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,475
Wachovia Bank N.A.
5.850% due 02/01/2037		1,050	1,300
6.600% due 01/15/2038		18,061	24,448
Wachovia Corp.
5.625% due 10/15/2016		100	110
Wells Fargo & Co.
5.900% due 06/15/2024 (d)		13,200	14,008
7.980% due 03/15/2018 (d)		3,200	3,656
Weyerhaeuser Co.
7.375% due 03/15/2032		18,900	25,576

			664,086

INDUSTRIALS 19.1%
21st Century Fox America, Inc.
6.150% due 02/15/2041		14,800	17,972
6.200% due 12/15/2034		300	368
6.650% due 11/15/2037		5,000	6,368
AbbVie, Inc.
2.900% due 11/06/2022		6,800	6,584
Actavis Funding SCS
3.850% due 06/15/2024		7,477	7,569

Actavis, Inc.
4.625% due 10/01/2042	600	591
ADT Corp.
4.125% due 06/15/2023	12,700	11,748
ALROSA Finance S.A.
7.750% due 11/03/2020	800	893
Altria Group, Inc.
9.950% due 11/10/2038	3,074	5,111
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	5,000	5,995
6.375% due 03/01/2035	700	843
Amgen, Inc.
5.150% due 11/15/2041	2,500	2,688
5.375% due 05/15/2043	10,000	11,058
5.650% due 06/15/2042	19,800	22,764
6.375% due 06/01/2037	2,500	3,101
6.400% due 02/01/2039	5,000	6,251
6.900% due 06/01/2038	1,200	1,573
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,788
Barrick Gold Corp.
5.800% due 11/15/2034	10	10
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	11,048
Barrick North America Finance LLC
5.700% due 05/30/2041	6,100	6,300
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,300	1,367
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,633
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	254
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,573
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,452
6.500% due 02/15/2037	250	319
CBS Corp.
4.850% due 07/01/2042	5,000	4,973
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,312
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	8,336
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,633
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,545
Comcast Corp.
6.400% due 03/01/2040	4,000	5,138
6.550% due 07/01/2039	1,150	1,502
7.050% due 03/15/2033	7,590	10,246
ConAgra Foods, Inc.
4.650% due 01/25/2043	2,500	2,470
Conoco Funding Co.
7.250% due 10/15/2031	10	14
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,915	2,973
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	244
COX Communications, Inc.
6.450% due 12/01/2036	400	468
8.375% due 03/01/2039	16,438	23,142
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,750
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,296
CSX Corp.
6.150% due 05/01/2037	800	990
CVS Pass-Through Trust
4.704% due 01/10/2036	6,429	6,860
5.789% due 01/10/2026	2,609	2,927
5.926% due 01/10/2034	2,450	2,804
6.036% due 12/10/2028	131	151
7.507% due 01/10/2032	19,570	24,465
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	29,183
Devon Energy Corp.
7.950% due 04/15/2032	6,905	9,792
Devon Financing Corp. LLC
7.875% due 09/30/2031	3,755	5,282
Domtar Corp.
6.750% due 02/15/2044	5,000	5,971
Dow Chemical Co.
9.400% due 05/15/2039	15,000	24,622
Eaton Corp.
4.150% due 11/02/2042	7,900	7,661

Ecopetrol S.A.
5.875% due 09/18/2023	5,500	6,197
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	1,300	1,218
Eli Lilly & Co.
5.550% due 03/15/2037	35	42
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,006
Encana Corp.
6.625% due 08/15/2037	8,400	10,573
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	6,189
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	694
5.950% due 02/01/2041	1,500	1,789
6.125% due 10/15/2039	800	976
6.875% due 03/01/2033	10,000	12,983
Ford Motor Co.
7.450% due 07/16/2031	7,400	9,908
Forest Laboratories, Inc.
4.375% due 02/01/2019	1,000	1,081
Freeport-McMoRan Copper & Gold, Inc.
3.875% due 03/15/2023	3,200	3,194
5.450% due 03/15/2043	15,800	16,425
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,196
7.750% due 11/15/2029	80	110
8.000% due 01/15/2024	1,750	2,363
8.875% due 05/15/2031	5,700	8,558
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	107
Goldcorp, Inc.
3.625% due 06/09/2021	2,600	2,640
5.450% due 06/09/2044	2,300	2,363
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,309
Hess Corp.
7.300% due 08/15/2031	1,300	1,731
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	8,596
KeySpan Corp.
5.803% due 04/01/2035	120	140
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	10,000	10,578
5.800% due 03/15/2035	4,450	4,908
6.500% due 09/01/2039	7,000	8,273
6.950% due 01/15/2038	7,470	9,226
7.300% due 08/15/2033	3,000	3,819
Kraft Foods Group, Inc.
6.500% due 02/09/2040	21,000	26,682
Kroger Co.
6.900% due 04/15/2038	9,600	12,446
7.500% due 04/01/2031	200	264
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,365
McDonald’s Corp.
5.700% due 02/01/2039	55	67
McKesson Corp.
2.700% due 12/15/2022	3,500	3,354
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,813
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	10,000	10,500
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	12,203
Newmont Mining Corp.
6.250% due 10/01/2039	12,700	13,371
ONEOK Partners LP
6.125% due 02/01/2041	7,915	9,365
Oracle Corp.
4.300% due 07/08/2034 (a)	2,000	1,999
4.500% due 07/08/2044 (a)	900	900
Petro-Canada
5.950% due 05/15/2035	300	359
Petrobras International Finance Co.
6.750% due 01/27/2041	7,500	7,763
6.875% due 01/20/2040	15,900	16,814
7.875% due 03/15/2019	10,500	12,294
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,302
Philip Morris International, Inc.
3.600% due 11/15/2023	1,800	1,863
6.375% due 05/16/2038	2,400	3,085
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	8,060

Pride International, Inc.
7.875% due 08/15/2040	8,100	11,903
QVC, Inc.
5.950% due 03/15/2043	3,500	3,765
Reynolds American, Inc.
6.150% due 09/15/2043	3,500	4,016
7.250% due 06/15/2037	200	251
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	217
6.875% due 04/15/2040	7,500	7,238
7.500% due 07/15/2038	4,100	4,080
SES S.A.
3.600% due 04/04/2023	4,600	4,664
5.300% due 04/04/2043	3,800	4,060
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,267
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,029
6.850% due 06/01/2039	2,500	3,331
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	2,010
Target Corp.
7.000% due 01/15/2038	3,058	4,281
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,297
6.250% due 07/15/2041	2,110	2,295
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	9,071
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,845
7.625% due 04/01/2037	4,720	6,535
8.375% due 06/15/2032	3,600	5,051
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,211
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,301
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	1,169
6.550% due 05/01/2037	14,450	17,965
6.750% due 06/15/2039	2,700	3,486
7.300% due 07/01/2038	1,225	1,651
Time Warner, Inc.
6.100% due 07/15/2040	14,180	16,747
6.500% due 11/15/2036	8,662	10,618
7.700% due 05/01/2032	70	97
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	6,284
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	8,738
Transocean, Inc.
6.800% due 03/15/2038	9,100	10,397
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,600	6,699
4.625% due 12/03/2026	6,405	6,741
5.900% due 04/01/2026	3,708	4,181
United Airlines Pass-Through Trust
4.000% due 10/11/2027	2,000	2,028
4.300% due 02/15/2027	14,500	14,935
UST LLC
5.750% due 03/01/2018	600	684
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,344
6.875% due 11/10/2039	4,300	4,775
8.250% due 01/17/2034	3,800	4,768
Viacom, Inc.
4.375% due 03/15/2043	473	440
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	30,195
Williams Cos., Inc.
8.750% due 03/15/2032	309	403
Williams Partners LP
4.900% due 01/15/2045	10,600	10,565
6.300% due 04/15/2040	2,200	2,617
Yum! Brands, Inc.
6.875% due 11/15/2037	26	33

		916,310

UTILITIES 11.5%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,334
AGL Capital Corp.
5.875% due 03/15/2041	9,600	11,818
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,453

Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	11,758
Anadarko Finance Co.
7.500% due 05/01/2031	20,222	27,571
AT&T, Inc.
5.350% due 09/01/2040	29,422	32,067
6.300% due 01/15/2038	13,750	16,670
6.500% due 09/01/2037	50	62
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,863
6.500% due 09/15/2037	5,300	6,847
British Telecommunications PLC
9.625% due 12/15/2030	730	1,164
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,578
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,769
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,970
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	6,346
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	12,374
DTE Electric Co.
4.300% due 07/01/2044 (a)	4,000	4,043
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,574
Duke Energy Florida, Inc.
3.850% due 11/15/2042	4,600	4,381
6.350% due 09/15/2037	200	267
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	124
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	1,060
Electricite de France
5.625% due 01/22/2024 (d)	9,800	10,246
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,989
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	10,593
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	9,200	9,890
Florida Power & Light Co.
5.625% due 04/01/2034	100	123
5.850% due 02/01/2033	60	74
5.950% due 02/01/2038	200	255
5.960% due 04/01/2039	5,000	6,432
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,341
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	8,400	7,917
7.288% due 08/16/2037	2,900	3,248
8.146% due 04/11/2018	1,050	1,211
9.250% due 04/23/2019	225	274
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	969
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	6,830
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,257
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,393
NGPL PipeCo LLC
7.768% due 12/15/2037	11,795	11,323
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,377
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,581
Ohio Power Co.
5.850% due 10/01/2035	100	122
6.000% due 06/01/2016	20	22
6.600% due 02/15/2033	30	39
6.600% due 03/01/2033	65	83
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	4,225
Orange S.A.
9.000% due 03/01/2031	4,875	7,347
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,715
6.350% due 02/15/2038	13,200	16,783
PacifiCorp
5.750% due 04/01/2037	60	74
6.000% due 01/15/2039	2,040	2,582
6.100% due 08/01/2036	60	77
Pemex Project Funding Master Trust
6.625% due 06/15/2038	3,600	4,230

Petrobras Global Finance BV
7.250% due 03/17/2044	9,700	10,743
Petroleos Mexicanos
6.500% due 06/02/2041	23,400	27,320
6.625% due 06/15/2035	520	615
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,934
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,873
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,954
PSEG Power LLC
8.625% due 04/15/2031	600	865
Public Service Co. of Colorado
6.250% due 09/01/2037	235	310
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	180
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	12,387
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	963
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	948
Rosneft Finance S.A.
6.625% due 03/20/2017	500	550
7.500% due 07/18/2016	1,100	1,209
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,462
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,838
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,419
6.000% due 01/15/2034	3,600	4,544
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	4,514
Verizon Communications, Inc.
5.150% due 09/15/2023	34,800	38,996
5.850% due 09/15/2035	3,062	3,583
6.400% due 09/15/2033	51,400	63,064
6.550% due 09/15/2043	19,300	24,337
6.900% due 04/15/2038	16,100	20,764
7.350% due 04/01/2039	1,512	2,022
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	25
Vodafone Group PLC
6.150% due 02/27/2037	10,410	12,392

		554,526

Total Corporate Bonds & Notes (Cost $1,899,143)		2,134,922

MUNICIPAL BONDS & NOTES 6.3%
CALIFORNIA 2.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	17,153
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	28,531
7.500% due 04/01/2034	200	285
7.550% due 04/01/2039	100	150
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,190
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,369
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	308
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	5,000	7,156
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	2,993
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	10,865
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	174
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,391
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	584
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,162
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,594
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	655
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,955

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,613
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	10,256
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,659
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	15,123
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,498
6.548% due 05/15/2048	4,300	5,628

		139,292

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,251
Denver, Colorado Airport System City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,159

		2,410

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	5,861

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	750

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	136

MICHIGAN 0.3%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	12,830

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,843

NEW YORK 0.9%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.005% due 06/15/2031	2,000	2,568
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	6,800	9,181
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,112
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	200	242
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	200	222
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	10,650	13,278
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	1,200	1,300
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	700	839
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	342
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	8,888

		41,972

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	23,363
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	6,146
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	318
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,400	1,447

		31,274

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	623

6.765% due 06/01/2040	2,900	3,028

		3,651

TEXAS 1.2%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,461
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,591
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,630
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,876
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,562
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	1,300	1,701
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
10.090% due 10/01/2031	2,400	3,161
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	1,000	1,248
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,332
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	18,186

		60,748

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,185	1,875

Total Municipal Bonds & Notes (Cost $254,875)		304,642

U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	124,562	102,488
0.212% due 07/25/2037	51	50
0.282% due 03/25/2036	14	14
0.352% due 10/27/2037	2,400	2,395
0.552% due 09/25/2032	48	48
1.324% due 06/01/2043	265	273
1.714% due 06/01/2035	1,617	1,705
1.806% due 10/01/2035	841	894
1.830% due 04/01/2035	717	762
1.925% due 06/01/2035	1,246	1,336
1.952% due 12/01/2034	1,038	1,113
2.167% due 09/01/2035	85	91
2.269% due 05/25/2035	1,380	1,425
2.277% due 12/01/2033	57	60
2.482% due 08/01/2035	134	143
2.485% due 11/01/2034	2,000	2,143
3.314% due 09/25/2020	20,000	21,164
3.765% due 12/01/2025	58,300	61,765
4.000% due 02/25/2019	48	50
5.000% due 08/25/2033	52	58
5.208% due 11/01/2035	44	46
5.500% due 04/25/2033 - 09/25/2035	3,666	4,242
5.625% due 04/17/2028 - 07/15/2037	47,925	62,448
5.900% due 07/25/2042	16	18
6.000% due 03/01/2027 - 04/18/2036	15,943	17,372
6.080% due 09/01/2028	1,800	2,326
6.210% due 08/06/2038	12,900	18,219
6.250% due 05/15/2029	14,400	18,941
6.625% due 11/15/2030 (h)	10,860	15,330
6.632% due 05/25/2032	14	14
8.100% due 08/12/2019	200	260
Federal Farm Credit Bank
5.125% due 07/09/2029	500	590
5.750% due 12/07/2028	20	25
Federal Home Loan Bank
6.640% due 12/13/2016	50	57
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	65,507
Freddie Mac
0.000% due 03/15/2031	13,400	7,126
0.302% due 07/15/2019 - 10/15/2020	361	361
0.382% due 02/15/2019	152	152
0.552% due 01/15/2033	10	10
0.652% due 09/15/2030	4	4
1.319% due 02/25/2045	15	15
1.324% due 10/25/2044	63	64
2.268% due 10/01/2035	116	123
2.315% due 04/01/2035	142	151
2.424% due 06/01/2035	47	50

4.000% due 06/15/2041	12,190	12,560
5.000% due 12/15/2022 - 12/01/2038	2,692	2,929
5.400% due 03/17/2021	500	540
5.500% due 02/15/2024	71	81
6.000% due 06/15/2035 - 10/01/2037	17,788	19,897
6.250% due 07/15/2032	1,500	2,072
6.500% due 10/25/2043	115	132
6.750% due 03/15/2031	10,100	14,499
8.250% due 06/01/2016	130	149
Ginnie Mae
1.625% due 05/20/2030	124	129
5.000% due 03/20/2040	9,971	11,389
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024	44,868	34,343
5.500% due 09/18/2023 - 09/18/2033	109,156	133,849
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	343,202	214,735
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	32,138
Small Business Administration
5.290% due 12/01/2027	814	891
5.510% due 11/01/2027	226	252
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	27,144
4.875% due 01/15/2048	4,050	4,547
5.375% due 04/01/2056	14,983	18,006
5.880% due 04/01/2036	21,400	27,733
6.235% due 07/15/2045	1,022	1,173
7.125% due 05/01/2030	45,000	63,918

Total U.S. Government Agencies (Cost $937,304)		1,034,534

U.S. TREASURY OBLIGATIONS 24.4%
U.S. Treasury Bonds
2.750% due 11/15/2042 (f)(h)	188,700	168,120
2.875% due 05/15/2043	19,100	17,420
3.125% due 11/15/2041 (f)	79,600	77,007
3.125% due 02/15/2042 (f)	103,600	100,063
3.125% due 02/15/2043 (f)(h)	134,700	129,428
3.625% due 08/15/2043 (f)(h)(j)	70,900	74,744
3.750% due 11/15/2043 (h)	37,000	39,885
3.875% due 08/15/2040	8,700	9,635
4.250% due 05/15/2039	4,700	5,510
4.375% due 02/15/2038	1,000	1,192
4.375% due 11/15/2039 (f)	67,800	81,053
4.500% due 08/15/2039	26,400	32,126
5.000% due 05/15/2037	6,100	7,907
6.000% due 02/15/2026	8,100	10,822
6.500% due 11/15/2026	1,700	2,380
7.500% due 11/15/2024	4,400	6,417
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	19,074	17,293
0.750% due 02/15/2042	16,051	15,084
1.250% due 07/15/2020 (h)	27,174	29,788
1.375% due 02/15/2044	26,241	28,810
U.S. Treasury Notes
1.625% due 06/30/2019	6,400	6,399
U.S. Treasury Strips
0.000% due 11/15/2032	52,000	28,157
0.000% due 05/15/2033	8,800	4,675
0.000% due 11/15/2033	18,800	9,796
0.000% due 05/15/2034	10,700	5,472
0.000% due 02/15/2036	29,600	14,580
0.000% due 05/15/2037	134,800	62,957
0.000% due 11/15/2039 (j)	231,700	97,996
0.000% due 05/15/2040	19,850	8,250
0.000% due 08/15/2040	43,900	18,068
0.000% due 11/15/2040	110,700	45,159
0.000% due 05/15/2042	1,300	497
0.000% due 08/15/2042	17,880	6,751
0.000% due 11/15/2042	22,800	8,514

Total U.S. Treasury Obligations (Cost $1,163,030)		1,171,955

MORTGAGE-BACKED SECURITIES 3.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,988
American Home Mortgage Assets Trust
1.043% due 11/25/2046	2,576	1,455
American Home Mortgage Investment Trust
2.322% due 02/25/2045	31	31
Banc of America Funding Corp.
2.651% due 02/20/2036	1,579	1,592
2.689% due 05/25/2035	39	40
2.938% due 01/20/2047 ^	100	78

Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-REMIC Trust
5.811% due 02/24/2051	5,240	5,609
5.886% due 12/24/2049	8,800	9,789
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	555	565
2.410% due 10/25/2035	273	272
2.505% due 05/25/2034	10	10
2.528% due 03/25/2035	206	209
2.580% due 03/25/2035	1,937	1,971
2.663% due 10/25/2035	215	216
2.666% due 11/25/2034	87	85
2.745% due 11/25/2030	107	109
2.771% due 02/25/2034	33	32
2.936% due 05/25/2047 ^	3,160	2,703
Bear Stearns Alt-A Trust
2.648% due 11/25/2036	259	184
2.691% due 11/25/2036	404	304
2.790% due 09/25/2035	10,581	9,314
Chase Mortgage Finance Trust
2.471% due 03/25/2037	1,033	954
5.500% due 11/25/2035	5,000	4,955
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037	94	59
0.952% due 08/25/2035	529	444
2.200% due 09/25/2035	390	393
2.280% due 09/25/2035	283	285
2.500% due 10/25/2035	191	190
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	481	525
Countrywide Alternative Loan Trust
0.342% due 09/25/2046 ^	2,692	2,215
0.348% due 12/20/2046	1,807	1,398
0.363% due 03/20/2046	416	324
0.432% due 02/25/2037	194	156
5.500% due 03/25/2036	201	165
6.250% due 08/25/2037 ^	289	240
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	184	158
0.472% due 03/25/2035	585	453
2.376% due 02/20/2036	346	301
2.417% due 02/20/2036	260	241
2.465% due 02/20/2035	107	107
2.498% due 11/25/2034	256	242
2.509% due 04/20/2035	62	64
2.524% due 11/20/2034	46	44
2.610% due 08/25/2034	254	225
2.747% due 08/25/2034	91	82
5.250% due 05/25/2035	243	188
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033	66	67
2.526% due 08/25/2033	34	34
DBUBS Mortgage Trust
1.502% due 07/12/2044	7,839	8,033
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	12
Downey Savings & Loan Association Mortgage Loan Trust
0.415% due 08/19/2045	291	261
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	86	81
2.625% due 12/25/2034	18	18
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,230
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,791
GSR Mortgage Loan Trust
2.657% due 09/25/2035	208	211
5.017% due 11/25/2035	41	41
HarborView Mortgage Loan Trust
0.335% due 07/19/2046	3,761	2,559
0.345% due 01/19/2038	1,025	891
0.395% due 03/19/2036	356	265
2.715% due 07/19/2035	398	362
IndyMac Mortgage Loan Trust
0.352% due 06/25/2047	1,336	1,046
2.509% due 12/25/2034	53	50
2.561% due 04/25/2037	269	206
2.732% due 04/25/2037 ^	572	420
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,359
5.429% due 12/12/2043	600	647
JPMorgan Mortgage Trust
2.663% due 07/25/2035	7,791	8,040
2.952% due 02/25/2035	21	21

LB-UBS Commercial Mortgage Trust
5.020% due 08/15/2029	137	137
5.866% due 09/15/2045	2,412	2,715
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/2 5/2046	1,157	893
2.636% due 11/21/2034	424	434
MASTR Alternative Loan Trust
5.500% due 01/25/2025	180	182
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031	126	126
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	149	143
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	659	610
0.402% due 11/25/2035	16	15
1.151% due 10/25/2035	34	32
1.572% due 10/25/2035	157	156
2.178% due 05/25/2033	42	41
2.381% due 02/25/2034	27	27
2.584% due 07/25/2034	344	344
2.745% due 05/25/2033	20	21
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	3,700	4,114
Morgan Stanley Capital Trust
5.332% due 12/15/2043	480	518
Prime Mortgage Trust
0.552% due 02/25/2034	8	8
Residential Accredit Loans, Inc. Trust
0.362% due 04/25/2046	328	167
6.000% due 06/25/2036	137	111
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	383	211
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	453	340
1.523% due 01/25/2035	149	121
2.373% due 12/25/2034	509	510
2.518% due 08/25/2035	62	58
Structured Asset Mortgage Investments Trust
0.362% due 04/25/2036	1,902	1,445
0.372% due 05/25/2036	423	319
0.405% due 07/19/2035	136	129
0.432% due 02/25/2036	896	723
0.462% due 12/25/2035	15	12
0.485% due 10/19/2034	57	54
Structured Asset Securities Corp.
2.487% due 12/25/2033	57	57
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032	20	20
2.516% due 02/25/2032	25	24
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	591	587
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045	161	154
0.442% due 10/25/2045	2,137	2,023
0.462% due 01/25/2045	110	109
0.823% due 02/25/2047	1,224	1,018
0.823% due 03/25/2047	714	584
0.853% due 01/25/2047	4	4
0.883% due 04/25/2047	2,577	2,357
1.123% due 08/25/2046	3,887	3,470
1.523% due 08/25/2042	4	4
2.054% due 12/25/2036 ^	657	577
2.201% due 05/25/2046	65	57
2.201% due 09/25/2046	40	38
2.201% due 10/25/2046	12	11
2.201% due 11/25/2046	117	116
2.311% due 02/25/2037 ^	962	822
2.407% due 03/25/2034	424	428
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	30	30
Washington Mutual Mortgage Pass-Through Certificates Trust
1.093% due 05/25/2046	938	722
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,376
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036	1,736	1,744
2.615% due 01/25/2035	45	45
2.617% due 09/25/2034	195	201

Total Mortgage-Backed Securities (Cost $128,164)		143,905

ASSET-BACKED SECURITIES 0.8%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,057	7,489
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	1	1

Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		8	8
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		128	128
Bear Stearns Asset-Backed Securities Trust
2.877% due 07/25/2036		180	172
2.970% due 10/25/2036		62	61
Centex Home Equity Loan Trust
4.680% due 06/25/2032		238	246
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		21	19
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		204	198
0.632% due 12/25/2031		11	8
Credit-Based Asset Servicing and Securitization LLC
0.220% due 01/25/2037 ^		39	18
0.272% due 07/25/2037		39	25
1.050% due 07/25/2035		319	298
4.564% due 04/25/2037		1,250	1,132
Equity One Mortgage Pass-Through Trust
5.199% due 07/25/2034		925	936
First NLC Trust
0.222% due 08/25/2037		27	14
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		2	1
GSAMP Trust
0.222% due 12/25/2036		9	5
Lehman ABS Mortgage Loan Trust
0.242% due 06/25/2037		26	16
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		5	4
MESA Trust
0.952% due 12/25/2031		58	53
New Century Home Equity Loan Trust
0.892% due 08/25/2034		17	16
1.232% due 01/25/2034		458	430
4.812% due 08/25/2035		420	441
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		741	791
Rise Ltd.
4.750% due 02/15/2039 (e)		6,756	6,877
Securitized Asset-Backed Receivables LLC Trust
0.282% due 05/25/2037 ^		77	55
SLM Student Loan Trust
0.729% due 10/25/2017		2,018	2,021
1.729% due 04/25/2023		17,789	18,413
Soundview Home Loan Trust
0.232% due 06/25/2037		17	11

Total Asset-Backed Securities (Cost $37,500)			39,887

SOVEREIGN ISSUES 4.2%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,912
6.500% due 06/10/2019		2,100	2,373
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,250
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,380	18,530
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	10,483
7.375% due 09/18/2037		720	985
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,634
5.550% due 01/21/2045		350	399
5.750% due 10/12/2110		10,400	11,086
5.950% due 03/19/2019		18,800	21,940
6.050% due 01/11/2040		7,425	9,036
6.750% due 09/27/2034		138	179
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	16,683
4.700% due 06/02/2037		700	757
Province of Quebec
5.750% due 12/01/2036		57,100	69,598

Qatar Government International Bond
6.400% due 01/20/2040	$10,700	13,253

Total Sovereign Issues (Cost $194,044)		199,098

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.	3,712	203

Total Common Stocks (Cost $108)		203

CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% (d)	15,300	18,574

Total Convertible Preferred Securities (Cost $15,982)		18,574

PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
Entergy Louisiana LLC
4.700% due 06/01/2063	20,000	441
Entergy Texas, Inc.
5.625% due 06/01/2064	156,000	3,944
SCE Trust
5.750% due 03/15/2024 (d)	43,000	1,135

Total Preferred Securities (Cost $5,375)		5,520

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.043% due 07/24/2014 - 12/26/2014 (b)(h)(j)	$1,527	1,527

Total Short-Term Instruments (Cost $1,527)		1,527

Total Investments in Securities (Cost $4,660,737)		5,078,705

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio	25,596,074	256,114
PIMCO Short-Term Floating NAV Portfolio III	830,843	8,302

Total Short-Term Instruments (Cost $264,416)		264,416

Total Investments in Affiliates (Cost $264,416)		264,416

Total Investments 111.1% (Cost $4,925,153)		$5,343,121
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(470))		226
Other Assets and Liabilities, net (11.1%)		(532,016)

Net Assets 100.0%		$4,811,331

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$6,807	$6,877	0.14%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.160%	06/12/2014	07/11/2014	$(79,388)	$(79,394)
BSN	0.140%	06/11/2014	07/11/2014	(114,066)	(114,074)
	0.150%	06/12/2014	07/11/2014	(105,623)	(105,632)
JPS	0.180%	06/20/2014	07/07/2014	(73,769)	(73,774)

Total Reverse Repurchase Agreements					$(372,874)

Sale-Byback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.150%	06/09/2014	07/10/2014	$(25,139)	$(25,164)
	0.160%	06/10/2014	07/10/2014	(846)	(847)
	0.180%	06/16/2014	07/16/2014	(46,997)	(47,063)
	0.180%	06/17/2014	07/17/2014	(17,580)	(17,605)
	0.230%	06/25/2014	07/02/2014	(24,205)	(24,207)
GSC	0.180%	06/13/2014	07/09/2014	(73,254)	(73,316)
TDM	0.210%	06/23/2014	07/02/2014	(3,071)	(3,071)

Total Sale-Buyback Transactions					$(191,273)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $484,061 at a weighted average interest rate of 0.101%.
(2)	Payable for sale-buyback transactions includes $159 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
FOB	Fannie Mae	5.000%	07/01/2044	$12,000	$(13,226)	$(13,322)
	Fannie Mae	6.000%	07/01/2044	5,000	(5,611)	(5,630)
	Freddie Mac	5.500%	07/01/2044	1,000	(1,110)	(1,116)
MSC	U.S. Treasury Bonds	6.125%	08/15/2029	1,900	(2,647)	(2,691)
	U.S. Treasury Bonds	6.250%	05/15/2030	30,100	(42,683)	(42,923)

Total Short Sales					$(65,277)	$(65,682)

(3)	Payable for short sales includes $284 of accrued interest.

(f)	Securities with an aggregate market value of $570,839 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2015	3,713	$3,050	$93	$0

Total Futures Contracts				$3,050	$93	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$420,200	$8,422	$1,252	$0	$(191)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	$ 35,400	$(474)	$(250)	$0	$(62)

Total Swap Agreements					$7,948	$1,002	$0	$(253)

(h)	Securities with an aggregate market value of $9,145 and cash of $157 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2014		$3,410	EUR	2,504	$20	$0
BRC	09/2014	GBP	13,272		$22,277	0	(424)
RBC	09/2014	CAD	101,552		93,416	0	(1,573)

Total Forward Foreign Currency Contracts						$20	$(1,997)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$26,000	$(83)	$(52)
BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014	45,000	(129)	(58)

						$(212)	$(110)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(26)

Total Written Options						$(579)	$(136)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.673%	$2,300	$32	$18	$50	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	$152	$2,320	$2,472	$0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		19,000	(51)	35	0	(16)
HUS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		9,000	(24)	17	0	(7)

							$77	$2,372	$2,472	$(23)

Total Swap Agreements							$109	$2,390	$2,522	$(23)

(j)	Securities with an aggregate market value of $1,754 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$23,938	$0	$23,938
Corporate Bonds & Notes
Banking & Finance	47,966	611,531	4,589	664,086
Industrials	2,899	875,854	37,557	916,310
Utilities	0	554,526	0	554,526
Municipal Bonds & Notes
California	0	139,292	0	139,292
Colorado	0	2,410	0	2,410
Georgia	0	5,861	0	5,861
Illinois	0	750	0	750
Iowa	0	136	0	136
Michigan	0	12,830	0	12,830
Mississippi	0	3,843	0	3,843
New York	0	41,972	0	41,972
Ohio	0	31,274	0	31,274
Pennsylvania	0	3,651	0	3,651
Texas	0	60,748	0	60,748
West Virginia	0	1,875	0	1,875
U.S. Government Agencies	0	1,034,534	0	1,034,534
U.S. Treasury Obligations	0	1,171,955	0	1,171,955
Mortgage-Backed Securities	0	138,296	5,609	143,905
Asset-Backed Securities	0	25,522	14,365	39,887
Sovereign Issues	0	199,098	0	199,098
Common Stocks
Financials	203	0	0	203
Convertible Preferred Securities
Banking & Finance	18,574	0	0	18,574
Preferred Securities
Utilities	1,576	3,944	0	5,520
Short-Term Instruments
U.S. Treasury Bills	0	1,527	0	1,527
	$71,218	$4,945,367	$62,120	$5,078,705

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$264,416	$0	$0	$264,416

Total Investments	$335,634	$4,945,367	$62,120	$5,343,121

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(20,068)	0	(20,068)
U.S. Treasury Obligations	0	(45,614)	0	(45,614)
	$0	$(65,682)	$0	$(65,682)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	93	0	0	93
Over the counter	0	2,542	0	2,542
	$93	$2,542	$0	$2,635

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(253)	0	(253)
Over the counter	0	(2,129)	(27)	(2,156)

	$0	$(2,382)	$(27)	$(2,409)

Totals	$335,727	$4,879,845	$62,093	$5,277,665

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,712	$0	$(118)	$8	$7	$(20)	$0	$0	$4,589	$(19)
Industrials	42,609	0	(534)	(4)	(8)	327	2027	(6,860)	37,557	141
Mortgage-Backed Securities	5,660	0	(19)	(2)	(2)	(28)	0	0	5,609	(29)
Asset-Backed Securities	14,136	(145)	0	7	0	367	0	0	14,365	367
Sovereign Issues	3,034	0	(3,121)	35	728	(676)	0	0	0	0

	$70,151	$(145)	$(3,792)	$44	$725	$(30)	$2027	$(6,860)	$62,120	$460

Financial Derivative Instruments - Liabilities
Over the counter	(38)	0	0	0	0	11	0	0	(27)	11

Totals	$70,113	$(145)	$(3,792)	$44	$725	$(19)	$2027	$(6,860)	$62,093	$471

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,589	Benchmark Pricing	Base Price	93.75
Industrials	37,557	Third Party Vendor	Broker Quote	101.38 - 112.75
Mortgage-Backed Securities	5,609	Benchmark Pricing	Base Price	107.00
Asset-Backed Securities	14,365	Benchmark Pricing	Base Price	101.63 - 106.00

Financial Derivative Instruments - Liabilities
Over the counter	(27)	Indicative Market Quotation	Broker Quote	0.07

Total	$62,093

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.0%
BANK LOAN OBLIGATIONS 5.0%
Activision Blizzard, Inc.
3.250% due 10/12/2020		$2,627	$2,638
Alliance Boots Holdings Ltd.
3.478% due 07/09/2015	GBP	15,615	26,733
Arch Coal, Inc.
6.250% due 05/16/2018		$788	775
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		14,200	14,266
Crown Castle International Corp.
3.000% due 01/31/2021		16,957	16,973
CSC Holdings, Inc.
2.650% due 04/17/2020		3,630	3,596
Dell, Inc.
3.750% due 10/29/2018		3,515	3,519
4.500% due 04/29/2020		12,537	12,613
Delta Air Lines, Inc.
2.224% due 04/30/2018 (d)		4,125	4,131
2.224% due 04/30/2019 (d)		4,875	4,876
Energy Future Holdings Corp.
4.250% due 06/19/2016		44,342	44,691
EP Energy LLC
3.500% due 05/24/2018		4,333	4,333
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		9,334	9,354
H.J. Heinz Co.
3.500% due 06/05/2020		32,670	32,950
Hertz Corp.
3.750% due 03/11/2018		1,970	1,972
International Aircraft Leasing and Trading
3.140% due 05/29/2015 (d)		21,500	21,489
Las Vegas Sands LLC
3.250% due 12/18/2020		33,616	33,635
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		2,189	2,185
NGPL PipeCo LLC
6.750% due 09/15/2017		6,275	6,257
Norwegian Air Shuttle
TBD% - 5.860% due 12/31/2014 (d)		34,884	34,979
Rexnord LLC
4.000% due 08/21/2020		2,481	2,483
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		2,955	2,963
RPI Finance Trust
3.250% due 05/09/2018		2,413	2,419
SBA Senior Finance LLC
3.250% due 03/24/2021		4,000	3,985
Seadrill Partners Finco LLC
4.000% due 02/21/2021		2,288	2,276
Station Casinos LLC
4.250% due 03/02/2020		2,104	2,114
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		1,000	1,006
WR Grace & Co.
1.000% due 02/03/2021		821	821
3.000% due 02/03/2021		2,294	2,293
Ziggo BV
TBD% due 01/15/2022		2,500	2,472

Total Bank Loan Obligations (Cost $301,050)			304,797

CORPORATE BONDS & NOTES 67.8%
BANKING & FINANCE 24.6%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		800	810
Allstate Corp.
6.500% due 05/15/2067		1,400	1,533
American International Group, Inc.
5.850% due 01/16/2018		5,380	6,146
8.175% due 05/15/2068		10,000	13,825
AmSouth Bancorp
6.750% due 11/01/2025		1,500	1,744
Aviation Loan Trust
2.341% due 12/15/2022		2,493	2,336

AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	6,000	9,306
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (c)		15,800	22,901
9.000% due 05/09/2018 (c)		$4,400	4,944
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,462
5.750% due 01/18/2017		500	548
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,094
Banco de Credito del Peru
5.375% due 09/16/2020		2,000	2,203
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,000	1,001
Banco do Brasil S.A.
3.875% due 10/10/2022		8,700	8,200
4.500% due 01/20/2016	EUR	3,000	4,285
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)		4,000	6,614
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$27,800	29,711
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,933
Bank of America Corp.
4.875% due 04/01/2044		9,700	10,032
5.000% due 05/13/2021		1,200	1,341
5.700% due 01/24/2022		10,300	11,935
6.875% due 04/25/2018		19,900	23,447
6.875% due 11/15/2018		3,846	4,579
7.750% due 05/14/2038		7,700	10,583
Bank of Montreal
2.550% due 11/06/2022		1,100	1,066
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.750% due 03/10/2024		2,500	2,592
Bank One Capital
8.750% due 09/01/2030		275	374
Bankia S.A.
4.375% due 02/14/2017	EUR	100	147
Barclays Bank PLC
7.625% due 11/21/2022		$3,900	4,446
10.179% due 06/12/2021		6,940	9,637
14.000% due 06/15/2019 (c)	GBP	6,373	14,931
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	5,430	7,506
8.000% due 12/15/2020 (c)		2,500	3,745
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$7,800	8,288
BBVA Bancomer S.A.
4.500% due 03/10/2016		5,000	5,287
6.500% due 03/10/2021		10,250	11,608
6.750% due 09/30/2022		750	859
Bear Stearns Cos. LLC
6.400% due 10/02/2017		14,250	16,439
7.250% due 02/01/2018		4,725	5,627
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		300	310
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,097
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		13,000	13,128
BM&FBovespa S.A.
5.500% due 07/16/2020		4,000	4,370
BNP Paribas S.A.
7.195% due 06/25/2037 (c)		3,000	3,495
7.195% due 06/29/2049		400	466
BPCE S.A.
5.150% due 07/21/2024		3,100	3,277
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		2,800	3,038
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,720
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031	EUR	2,000	2,914
CIT Group, Inc.
4.250% due 08/15/2017		$1,000	1,046
6.625% due 04/01/2018		9,400	10,598
Citigroup, Inc.
5.950% due 01/30/2023 (c)		6,600	6,674
6.125% due 08/25/2036		800	922
6.300% due 05/15/2024 (c)		9,110	9,321
6.675% due 09/13/2043		5,000	6,237
8.125% due 07/15/2039		20,925	31,506
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	4,000	6,613
8.375% due 07/26/2016 (c)		$7,500	8,250
8.400% due 06/29/2017 (c)		3,900	4,407

11.000% due 06/30/2019 (c)		5,525	7,432
Credit Agricole S.A.
6.500% due 06/23/2021 (c)	EUR	12,100	17,594
7.875% due 01/23/2024 (c)		$30,900	33,797
8.125% due 10/26/2019 (c)	GBP	200	396
8.125% due 09/19/2033		$600	685
8.375% due 10/13/2019 (c)		4,100	4,864
Credit Suisse
5.750% due 09/18/2025	EUR	1,700	2,601
6.500% due 08/08/2023		$27,617	30,724
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		14,200	14,317
7.500% due 12/11/2023 (c)		5,300	5,879
Deutsche Annington Finance BV
5.000% due 10/02/2023		1,100	1,181
Doctors Co.
6.500% due 10/15/2023		11,400	11,648
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		907	974
Eksportfinans ASA
2.000% due 09/15/2015		500	501
2.375% due 05/25/2016		3,500	3,509
5.500% due 06/26/2017		3,000	3,225
Essex Portfolio LP
3.250% due 05/01/2023		2,100	2,053
Exeter Finance Corp.
9.750% due 05/20/2019 (a)		6,300	6,300
Export-Import Bank of Korea
4.000% due 01/11/2017		2,800	2,992
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,577
First American Financial Corp.
4.300% due 02/01/2023		900	905
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		6,000	6,447
8.000% due 12/15/2016		10,600	12,326
General Electric Capital Corp.
6.875% due 01/10/2039		11,650	15,678
Genesis Energy LP
5.625% due 06/15/2024		2,000	2,048
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		12,000	12,243
4.800% due 07/08/2044 (a)		3,500	3,483
5.250% due 07/27/2021		5,500	6,183
5.700% due 05/10/2019 (c)		9,525	9,889
5.950% due 01/18/2018		15,200	17,308
6.450% due 05/01/2036		1,000	1,170
6.750% due 10/01/2037		42,400	50,903
7.500% due 02/15/2019		5,500	6,712
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		5,300	6,169
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,482
HBOS PLC
6.000% due 11/01/2033		400	448
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,463
6.500% due 03/15/2041		5,000	6,364
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		4,000	5,990
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	19,153
HSBC Holdings PLC
4.875% due 01/14/2022		1,800	2,022
5.100% due 04/05/2021		600	682
6.500% due 05/02/2036		3,225	3,968
6.800% due 06/01/2038		12,800	16,361
7.350% due 11/27/2032		1,550	2,020
7.625% due 05/17/2032		1,800	2,408
HSBC USA, Inc.
5.000% due 09/27/2020		7,000	7,764
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,927
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		3,100	3,095
5.500% due 08/06/2022		8,100	8,337
5.650% due 03/19/2022		6,900	7,150
6.200% due 12/21/2021		5,100	5,470
Jefferies Finance LLC
7.375% due 04/01/2020		6,100	6,435
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	7,100
JPMorgan Chase & Co.
4.350% due 08/15/2021		19,550	21,193
4.625% due 05/10/2021		7,600	8,387
5.000% due 07/01/2019 (c)		2,000	1,998

5.400% due 01/06/2042		200	229
5.625% due 08/16/2043		32,800	37,154
6.125% due 04/30/2024 (c)		13,200	13,552
6.300% due 04/23/2019		8,900	10,532
6.750% due 02/01/2024 (c)		2,800	3,027
7.900% due 04/30/2018 (c)		14,300	16,087
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	3,000	5,515
KBC Bank NV
8.000% due 01/25/2023		$9,600	10,978
Kilroy Realty LP
3.800% due 01/15/2023		300	303
Korea Development Bank
3.000% due 09/14/2022		5,800	5,771
3.500% due 08/22/2017		2,200	2,325
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,848
7.625% due 12/09/2019	GBP	2,000	3,587
15.000% due 12/21/2019		3,200	7,968
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$3,750	5,475
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		12,720	13,566
7.625% due 06/27/2023 (c)	GBP	3,537	6,462
Marsh & McLennan Cos., Inc.
4.050% due 10/15/2023		$2,500	2,635
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	9,572
MetLife Capital Trust
7.875% due 12/15/2067		11,950	14,908
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,375
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	621
Morgan Stanley
5.450% due 07/15/2019 (c)		5,200	5,301
6.625% due 04/01/2018		11,350	13,278
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		15,000	19,079
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,934
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	3,021
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,486
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	584
Pacific Life Insurance Co.
9.250% due 06/15/2039		46,875	72,455
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,349
Piper Jaffray Cos.
4.734% due 11/30/2015		5,100	5,147
Prudential Financial, Inc.
5.200% due 03/15/2044		6,000	6,142
5.625% due 05/12/2041		200	234
5.875% due 09/15/2042		4,500	4,911
QBE Capital Funding Ltd.
7.250% due 05/24/2041		14,000	15,106
RCI Banque S.A.
3.500% due 04/03/2018		3,250	3,391
Regions Financial Corp.
7.375% due 12/10/2037		3,500	4,426
Rio Oil Finance Trust
6.250% due 07/06/2024		6,000	6,308
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,650
Santander Holdings USA, Inc.
3.450% due 08/27/2018		4,400	4,667
Santander Issuances S.A.U.
1.116% due 05/29/2019	EUR	8,300	11,138
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,410	1,503
5.499% due 07/07/2015		2,025	2,105
5.717% due 06/16/2021		9,250	9,758
6.125% due 02/07/2022		6,625	7,114
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,367
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,086
SLM Corp.
4.875% due 06/17/2019		5,800	5,992
5.625% due 08/01/2033		17,600	15,290
8.450% due 06/15/2018		6,500	7,698
Societe Generale S.A.
7.875% due 12/18/2023 (c)		200	213

Springleaf Finance Corp.
6.900% due 12/15/2017		16,295	18,128
State Bank of India
3.250% due 04/18/2018		1,950	1,971
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		4,395	5,872
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	94	184
Trust F/1401
6.950% due 01/30/2044		$5,000	5,562
UBS AG
4.750% due 05/22/2023		3,500	3,592
7.250% due 02/22/2022		10,000	10,975
7.625% due 08/17/2022		18,050	21,758
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	3,450	6,244
Wachovia Bank N.A.
6.600% due 01/15/2038		$11,700	15,837
Wachovia Capital Trust
5.570% due 07/31/2014 (c)		1,180	1,151
Wells Fargo & Co.
5.375% due 11/02/2043		12,000	13,228
5.900% due 06/15/2024 (c)		12,000	12,735
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	21,259
7.375% due 03/15/2032		40,814	55,230
7.950% due 03/15/2025		200	253
8.500% due 01/15/2025		11,955	16,114

			1,506,700

INDUSTRIALS 30.9%
21st Century Fox America, Inc.
6.150% due 02/15/2041		5,100	6,193
6.650% due 11/15/2037		4,250	5,413
6.900% due 08/15/2039		2,500	3,276
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,811
Actavis, Inc.
4.625% due 10/01/2042		6,500	6,408
ADT Corp.
3.500% due 07/15/2022		3,950	3,604
4.125% due 06/15/2023		6,700	6,197
4.875% due 07/15/2042		14,150	11,868
6.250% due 10/15/2021		2,650	2,816
Aetna, Inc.
4.750% due 03/15/2044		1,050	1,106
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,464	1,483
5.375% due 11/15/2022		4,231	4,379
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	3,263
8.125% due 09/15/2030		2,350	3,234
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,000	3,150
ALROSA Finance S.A.
7.750% due 11/03/2020		8,550	9,544
Altria Group, Inc.
4.250% due 08/09/2042		2,500	2,334
9.950% due 11/10/2038		3,923	6,522
10.200% due 02/06/2039		4,729	8,032
American Airlines Pass-Through Trust
5.250% due 07/31/2022		3,249	3,533
7.000% due 07/31/2019		1,247	1,359
American Airlines, Inc.
7.500% due 03/15/2016 ^		3,780	3,934
American Tower Corp.
5.050% due 09/01/2020		2,300	2,566
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,637
5.150% due 11/15/2041		28,767	30,931
5.375% due 05/15/2043		3,300	3,649
5.650% due 06/15/2042		3,000	3,449
5.750% due 03/15/2040		5,000	5,814
6.400% due 02/01/2039		15,690	19,617
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	2,214
Anadarko Petroleum Corp.
6.450% due 09/15/2036		12,100	15,458
7.000% due 11/15/2027		600	711
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		1,800	1,758
5.375% due 04/15/2020		4,000	4,082
Arch Coal, Inc.
7.250% due 10/01/2020		4,400	3,311
7.250% due 06/15/2021		1,488	1,094

Asciano Finance Ltd.
6.000% due 04/07/2023	5,000	5,713
Ashland, Inc.
6.875% due 05/15/2043	31,985	34,624
Aviation Capital Group Corp.
3.875% due 09/27/2016	5,500	5,695
6.750% due 04/06/2021	600	680
7.125% due 10/15/2020	16,900	19,496
Axiall Corp.
4.875% due 05/15/2023	5,190	5,229
Barrick Gold Corp.
5.250% due 04/01/2042	12,200	11,961
5.800% due 11/15/2034	100	99
Barrick International Barbados Corp.
6.350% due 10/15/2036	2,100	2,212
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,065
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,500	1,578
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,819
7.375% due 01/15/2040	12,100	16,734
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	21,767
Cameron International Corp.
7.000% due 07/15/2038	6,703	8,774
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,400	15,496
CC Holdings GS LLC
3.849% due 04/15/2023	9,500	9,549
Cemex Espana Luxembourg
9.875% due 04/30/2019	4,283	4,936
Cemex S.A.B. de C.V.
5.875% due 03/25/2019	5,000	5,238
6.500% due 12/10/2019	3,900	4,188
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	261
CF Industries, Inc.
6.875% due 05/01/2018	9,500	11,178
China Resources Gas Group Ltd.
4.500% due 04/05/2022	3,600	3,749
Cielo S.A.
3.750% due 11/16/2022	12,950	12,351
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	10,007	8,675
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	5,000	5,250
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,100	2,143
4.250% due 05/09/2043	4,200	3,905
Comcast Corp.
4.250% due 01/15/2033	15,000	15,436
6.450% due 03/15/2037	3,800	4,856
6.550% due 07/01/2039	8,800	11,497
6.950% due 08/15/2037	3,600	4,862
7.050% due 03/15/2033	10,725	14,477
CONSOL Energy, Inc.
8.250% due 04/01/2020	350	381
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,711	2,765
4.150% due 10/11/2025	3,375	3,527
4.750% due 07/12/2022	258	279
7.250% due 05/10/2021	1,641	1,920
Continental Resources, Inc.
4.500% due 04/15/2023	10,750	11,498
4.900% due 06/01/2044	2,900	3,003
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	8,714	980
9.250% due 06/30/2020 ^	5,050	568
Corp. Nacional del Cobre de Chile
5.625% due 10/18/2043	1,900	2,108
COX Communications, Inc.
4.500% due 06/30/2043	400	380
4.700% due 12/15/2042	9,800	9,551
8.375% due 03/01/2039	5,500	7,743
Crown Castle International Corp.
5.250% due 01/15/2023	23,000	24,092
CVS Pass-Through Trust
5.773% due 01/10/2033	1,006	1,128
5.789% due 01/10/2026	4,014	4,504
5.880% due 01/10/2028	1,668	1,880
6.943% due 01/10/2030	5,276	6,386
7.507% due 01/10/2032	50,088	62,618
D.R. Horton, Inc.
3.750% due 03/01/2019	6,950	7,002
4.750% due 02/15/2023	8,000	8,010

5.750% due 08/15/2023		6,000	6,465
DCP Midstream Operating LP
5.600% due 04/01/2044		1,400	1,550
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		3,495	4,107
Denbury Resources, Inc.
4.625% due 07/15/2023		12,375	12,068
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		16,575	24,274
Devon Energy Corp.
5.600% due 07/15/2041		2,650	3,073
7.950% due 04/15/2032		2,125	3,014
Devon Financing Corp. LLC
7.875% due 09/30/2031		1,676	2,358
Domtar Corp.
6.750% due 02/15/2044		2,000	2,389
Dow Chemical Co.
9.400% due 05/15/2039		7,000	11,490
Eagle Spinco, Inc.
4.625% due 02/15/2021		2,500	2,506
Eaton Corp.
4.150% due 11/02/2042		700	679
Ecopetrol S.A.
5.875% due 09/18/2023		900	1,014
7.375% due 09/18/2043		16,000	19,771
El Paso LLC
6.950% due 06/01/2028		3,795	3,708
7.250% due 06/01/2018		900	1,029
7.420% due 02/15/2037		2,980	3,017
7.800% due 08/01/2031		11,000	11,990
8.050% due 10/15/2030		3,825	4,188
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		9,300	13,049
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		3,950	3,700
7.500% due 11/15/2040		5,000	6,457
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024		2,400	2,540
Encana Corp.
5.150% due 11/15/2041		5,580	6,095
6.625% due 08/15/2037		4,000	5,035
7.200% due 11/01/2031		1,490	1,914
Energy Transfer Partners LP
7.500% due 07/01/2038		13,934	18,147
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		9,000	9,994
ENTEL Chile S.A.
4.875% due 10/30/2024		2,500	2,608
Enterprise Products Operating LLC
4.450% due 02/15/2043		18,697	18,381
4.850% due 03/15/2044		18,179	18,797
5.100% due 02/15/2045		9,000	9,628
6.125% due 10/15/2039		700	854
6.875% due 03/01/2033		500	649
7.034% due 01/15/2068		2,550	2,913
7.550% due 04/15/2038		4,014	5,586
8.375% due 08/01/2066		1,600	1,802
Fidelity National Information Services, Inc.
3.500% due 04/15/2023		2,000	1,970
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,733
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		3,100	3,402
General Electric Co.
4.500% due 03/11/2044		7,000	7,310
Georgia-Pacific LLC
7.375% due 12/01/2025		300	395
7.750% due 11/15/2029		18,715	25,782
8.875% due 05/15/2031		9,820	14,744
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,800	9,438
Gilead Sciences, Inc.
4.800% due 04/01/2044		550	585
GlaxoSmithKline Capital PLC
3.375% due 12/20/2027	GBP	9,000	14,596
Glencore Funding LLC
1.586% due 01/15/2019		$5,300	5,331
GLP Capital LP
5.375% due 11/01/2023		3,500	3,649
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,625
Goldcorp, Inc.
5.450% due 06/09/2044		8,350	8,580
Graphic Packaging International, Inc.
4.750% due 04/15/2021		1,100	1,130

Harvest Operations Corp.
6.875% due 10/01/2017	5,680	6,191
HCA, Inc.
4.750% due 05/01/2023	2,500	2,503
5.000% due 03/15/2024	5,050	5,132
HD Supply, Inc.
8.125% due 04/15/2019	9,348	10,330
Hess Corp.
6.000% due 01/15/2040	1,500	1,812
7.300% due 08/15/2031	3,060	4,074
Hiland Partners LP
5.500% due 05/15/2022	4,945	5,019
7.250% due 10/01/2020	16,510	18,078
HJ Heinz Co.
4.250% due 10/15/2020	10,000	10,075
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,773	1,941
Hospira, Inc.
5.200% due 08/12/2020	1,200	1,315
5.600% due 09/15/2040	3,000	3,190
5.800% due 08/12/2023	2,000	2,245
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	2,575	2,554
Intel Corp.
4.000% due 12/15/2032	300	300
4.800% due 10/01/2041	900	955
International Paper Co.
8.700% due 06/15/2038	1,500	2,248
KazMunayGas National Co. JSC
5.750% due 04/30/2043	4,900	4,729
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	200	204
Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	4,950
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	15,300	16,184
5.800% due 03/15/2035	1,000	1,103
6.375% due 03/01/2041	2,500	2,935
6.500% due 02/01/2037	2,700	3,177
6.950% due 01/15/2038	5,450	6,731
7.300% due 08/15/2033	25	32
7.400% due 03/15/2031	100	126
Kraft Foods Group, Inc.
5.000% due 06/04/2042	17,700	18,963
6.500% due 02/09/2040	2,500	3,176
6.875% due 01/26/2039	2,947	3,862
Lender Processing Services, Inc.
5.750% due 04/15/2023	1,955	2,107
Magellan Midstream Partners LP
6.400% due 05/01/2037	900	1,118
Masco Corp.
7.750% due 08/01/2029	1,035	1,224
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	2,030
McKesson Corp.
4.883% due 03/15/2044	1,850	1,932
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019	5,500	6,146
6.250% due 01/15/2040	5,200	5,044
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	13,000	12,675
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	3,800	4,218
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020	8,150	9,291
Mongolian Mining Corp.
8.875% due 03/29/2017	6,065	3,973
Nakilat, Inc.
6.067% due 12/31/2033	400	442
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	11,000	11,550
NBCUniversal Media LLC
4.450% due 01/15/2043	7,500	7,529
5.950% due 04/01/2041	3,600	4,429
New Gold, Inc.
6.250% due 11/15/2022	12,180	12,728
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	9,125	8,226
Newmont Mining Corp.
4.875% due 03/15/2042	2,000	1,806
Nexen Energy ULC
7.500% due 07/30/2039	1,180	1,600
Nielsen Finance LLC
4.500% due 10/01/2020	7,400	7,492
5.000% due 04/15/2022	1,700	1,721

Noble Holding International Ltd.
6.050% due 03/01/2041		6,400	7,254
6.200% due 08/01/2040		1,600	1,841
Numericable Group S.A.
5.625% due 05/15/2024	EUR	1,350	1,980
6.250% due 05/15/2024		$1,400	1,463
NVR, Inc.
3.950% due 09/15/2022		2,500	2,522
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		1,000	993
ONEOK Partners LP
6.125% due 02/01/2041		3,900	4,615
6.650% due 10/01/2036		19,335	23,838
Oracle Corp.
4.500% due 07/08/2044 (a)		2,400	2,399
Owens Corning
4.200% due 12/15/2022		1,400	1,439
Pacific Drilling Ltd.
7.250% due 12/01/2017		400	425
Pertamina Persero PT
6.450% due 05/30/2044		7,000	6,965
Petrobras International Finance Co.
6.875% due 01/20/2040		550	582
Pfizer, Inc.
7.200% due 03/15/2039		300	425
PHH Corp.
6.375% due 08/15/2021		2,000	2,125
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,422
6.375% due 05/16/2038		600	771
Pinnacle Assurance
8.625% due 06/25/2034 (d)		7,000	7,072
Pioneer Natural Resources Co.
6.875% due 05/01/2018		26,535	31,380
7.200% due 01/15/2028		17,016	21,738
7.500% due 01/15/2020		4,800	5,928
Pride International, Inc.
6.875% due 08/15/2020		7,800	9,489
7.875% due 08/15/2040		6,900	10,140
QVC, Inc.
4.375% due 03/15/2023		2,500	2,543
4.850% due 04/01/2024		7,200	7,539
Regency Energy Partners LP
4.500% due 11/01/2023		4,465	4,443
5.750% due 09/01/2020		4,000	4,330
Reynolds American, Inc.
4.750% due 11/01/2042		700	669
6.150% due 09/15/2043		3,620	4,154
7.250% due 06/15/2037		660	828
Rock Tenn Co.
4.000% due 03/01/2023		3,400	3,493
4.900% due 03/01/2022		2,000	2,185
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,880	5,051
6.000% due 01/15/2019		4,255	4,478
6.850% due 07/15/2018		800	868
6.875% due 04/15/2040		9,190	8,868
7.500% due 07/15/2038		6,600	6,567
Rogers Communications, Inc.
5.000% due 03/15/2044		3,000	3,135
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		5,250	5,670
7.487% due 03/25/2031	GBP	1,000	1,840
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		$2,950	3,079
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	6,064
Schaeffler Finance BV
4.750% due 05/15/2021		13,850	14,335
Southern Copper Corp.
5.250% due 11/08/2042		1,800	1,663
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,777
Southwestern Energy Co.
4.100% due 03/15/2022		3,420	3,629
Studio City Finance Ltd.
8.500% due 12/01/2020		6,400	7,120
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043		8,600	8,644
6.100% due 02/15/2042		3,460	4,000
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		2,000	2,037
T-Mobile USA, Inc.
6.625% due 04/01/2023		4,700	5,123
Teck Resources Ltd.
5.400% due 02/01/2043		20,870	20,671

6.000% due 08/15/2040		1,400	1,483
6.125% due 10/01/2035		1,341	1,427
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		5,000	5,507
7.045% due 06/20/2036		6,400	8,177
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,789
Tesco PLC
6.150% due 11/15/2037		1,300	1,524
Tesoro Logistics LP
5.875% due 10/01/2020		19,291	20,448
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,323
Time Warner Cable, Inc.
4.500% due 09/15/2042		9,200	8,975
5.250% due 07/15/2042	GBP	7,000	12,974
5.500% due 09/01/2041		$4,100	4,596
5.875% due 11/15/2040		4,950	5,785
6.550% due 05/01/2037		2,000	2,487
6.750% due 06/15/2039		4,300	5,552
7.300% due 07/01/2038		12,500	16,845
8.250% due 04/01/2019		6,330	8,028
8.750% due 02/14/2019		4,500	5,760
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,776
6.200% due 03/15/2040		5,275	6,283
6.250% due 03/29/2041		16,000	19,291
6.500% due 11/15/2036		500	613
7.700% due 05/01/2032		2,190	3,046
Toll Brothers Finance Corp.
5.625% due 01/15/2024		100	107
5.875% due 02/15/2022		3,500	3,824
6.750% due 11/01/2019		2,000	2,315
Transocean, Inc.
6.500% due 11/15/2020		2,900	3,358
6.800% due 03/15/2038		11,522	13,164
7.500% due 04/15/2031		1,100	1,333
Tullow Oil PLC
6.250% due 04/15/2022		3,000	3,116
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,500	1,523
4.625% due 12/03/2026		8,603	9,055
5.375% due 05/15/2023		10,150	10,505
6.750% due 12/03/2022		6,140	6,708
7.125% due 04/22/2025		1,820	2,133
8.000% due 04/01/2021		927	1,059
UAL Pass-Through Trust
10.400% due 05/01/2018		5,608	6,379
United Airlines Pass-Through Trust
4.300% due 02/15/2027		3,000	3,090
United Airlines, Inc.
6.750% due 09/15/2015		7,800	7,888
UnitedHealth Group, Inc.
3.950% due 10/15/2042		5,250	4,929
4.250% due 03/15/2043		5,750	5,632
4.625% due 11/15/2041		10,000	10,456
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		850	884
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	4,200	6,191
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,250	2,486
USG Corp.
6.300% due 11/15/2016		379	411
7.875% due 03/30/2020		6,200	6,890
9.750% due 01/15/2018		1,325	1,593
Vale S.A.
5.625% due 09/11/2042		5,300	5,219
Verisk Analytics, Inc.
4.125% due 09/12/2022		850	869
Viacom, Inc.
5.250% due 04/01/2044		1,550	1,641
5.850% due 09/01/2043		5,000	5,756
Videotron Ltd.
5.375% due 06/15/2024		700	719
Virgin Australia Trust
5.000% due 04/23/2025		5,214	5,546
Walter Energy, Inc.
8.500% due 04/15/2021		2,950	1,674
WellPoint, Inc.
4.625% due 05/15/2042		8,000	8,163
Western Gas Partners LP
4.000% due 07/01/2022		4,000	4,148
Whiting Petroleum Corp.
5.750% due 03/15/2021		100	110

Williams Cos., Inc.
7.875% due 09/01/2021		458	569
8.750% due 03/15/2032		2,416	3,154
Williams Partners LP
4.900% due 01/15/2045		13,500	13,455
5.400% due 03/04/2044		2,500	2,688
6.300% due 04/15/2040		2,000	2,379
WMG Acquisition Corp.
6.000% due 01/15/2021		630	654
Wynn Las Vegas LLC
4.250% due 05/30/2023		11,700	11,378
Wynn Macau Ltd.
5.250% due 10/15/2021		27,450	28,273

			1,894,812

UTILITIES 12.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		18,100	21,630
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		6,627	6,776
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	7,499
Appalachian Power Co.
6.375% due 04/01/2036		7,850	9,946
6.700% due 08/15/2037		2,300	3,024
7.000% due 04/01/2038		500	682
AT&T, Inc.
4.300% due 12/15/2042		11,713	11,130
4.350% due 06/15/2045		15,174	14,416
6.500% due 09/01/2037		500	619
6.550% due 02/15/2039		36,783	45,674
BG Energy Capital PLC
6.500% due 11/30/2072		3,400	3,770
British Telecommunications PLC
9.625% due 12/15/2030		1,300	2,073
Bruce Mansfield Unit
6.850% due 06/01/2034		3,508	3,859
Cleco Power LLC
6.000% due 12/01/2040		6,100	7,488
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		2,700	3,190
Electricite de France
4.875% due 01/22/2044		4,850	5,182
5.625% due 01/22/2024 (c)		3,100	3,241
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	1,500	2,321
Exelon Generation Co. LLC
5.600% due 06/15/2042		$6,058	6,577
FirstEnergy Corp.
7.375% due 11/15/2031		8,155	9,652
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		7,500	8,322
FirstEnergy Transmission LLC
5.450% due 07/15/2044		2,500	2,538
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,000	1,865
6.000% due 11/27/2023		3,125	3,223
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		12,800	13,933
9.250% due 04/23/2019		17,300	21,084
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	288
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,818
MarkWest Energy Partners LP
4.500% due 07/15/2023		35,625	36,516
5.500% due 02/15/2023		1,600	1,716
Millicom International Cellular S.A.
6.625% due 10/15/2021		2,650	2,862
Narragansett Electric Co.
4.170% due 12/10/2042		5,300	5,216
NGPL PipeCo LLC
7.119% due 12/15/2017		9,040	9,221
7.768% due 12/15/2037		11,085	10,642
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,600	5,402
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		800	843
6.604% due 02/03/2021		10,600	11,421
Ohio Edison Co.
6.875% due 07/15/2036		1,900	2,458
8.250% due 10/15/2038		2,950	4,564
Orange S.A.
5.500% due 02/06/2044		2,925	3,274
9.000% due 03/01/2031		600	904

Pacific Gas & Electric Co.
5.400% due 01/15/2040		1,800	2,058
Petrobras Global Finance BV
5.625% due 05/20/2043		2,200	2,002
6.250% due 03/17/2024		15,600	16,644
Petroleos Mexicanos
6.375% due 01/23/2045		4,000	4,655
Plains All American Pipeline LP
4.300% due 01/31/2043		3,050	2,931
4.700% due 06/15/2044		5,500	5,573
5.150% due 06/01/2042		15,200	16,529
Progress Energy, Inc.
7.750% due 03/01/2031		600	849
PSEG Power LLC
8.625% due 04/15/2031		1,500	2,163
Public Service Co. of Oklahoma
6.625% due 11/15/2037		400	521
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		5,950	6,926
Rosneft Finance S.A.
7.250% due 02/02/2020		3,700	4,232
7.875% due 03/13/2018		14,150	16,219
RWE AG
7.000% due 03/20/2019 (c)	GBP	1,900	3,538
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		$13,000	12,724
5.500% due 04/08/2044		12,500	12,891
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	9,000	18,370
Sinopec Group Overseas Development 2014 Ltd.
4.375% due 04/10/2024		$14,500	15,039
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		4,700	4,875
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,462
Sprint Communications, Inc.
6.000% due 11/15/2022		900	922
Sprint Corp.
7.125% due 06/15/2024		10,500	11,156
SSE PLC
5.625% due 10/01/2017 (c)	EUR	1,000	1,502
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043		$9,500	9,430
Targa Resources Partners LP
4.250% due 11/15/2023		1,100	1,099
6.875% due 02/01/2021		7,450	8,102
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,000	5,569
7.721% due 06/04/2038		3,801	4,400
Tokyo Electric Power Co., Inc.
1.505% due 07/22/2014	JPY	130,000	1,283
1.550% due 10/29/2014		50,000	493
1.565% due 10/29/2014		50,000	493
1.850% due 07/28/2014		68,000	671
5.000% due 07/29/2014		250,000	2,473
5.050% due 11/28/2014		60,000	600
Toledo Edison Co.
6.150% due 05/15/2037		$405	490
Verizon Communications, Inc.
3.850% due 11/01/2042		16,675	14,836
6.000% due 04/01/2041		2,700	3,169
6.400% due 09/15/2033		22,700	27,851
6.550% due 09/15/2043		142,100	179,184
7.350% due 04/01/2039		250	334
VimpelCom Holdings BV
5.950% due 02/13/2023		8,000	7,950
Yellowstone Energy LP
5.750% due 12/31/2026		1,829	1,729

			755,796

Total Corporate Bonds & Notes (Cost $3,905,811)			4,157,308

MUNICIPAL BONDS & NOTES 5.4%
CALIFORNIA 2.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		6,600	8,897
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		9,100	12,878
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,903
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		13,600	19,367
7.350% due 11/01/2039		1,700	2,434
7.500% due 04/01/2034		165	235

7.550% due 04/01/2039	8,195	12,328
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	8,300	12,557
7.950% due 03/01/2036	9,300	11,346
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,514
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	884
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	5,200	6,570
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	500	645
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	2,300	3,186
6.750% due 08/01/2049	6,400	9,159
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,317
7.618% due 08/01/2040	4,500	5,978
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,330
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,310
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,118
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	714
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,417
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,736
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	366
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,889
6.583% due 05/15/2049	400	524
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	300	372
6.296% due 05/15/2050	200	240
6.548% due 05/15/2048	5,050	6,609
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,755
4.250% due 09/01/2028	2,450	2,352
5.000% due 09/01/2031	325	331
5.000% due 09/01/2034	1,000	1,014

		155,275

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,513

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,455

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,261

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	976
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,433

		3,409

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,596

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	577
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,700	2,383

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,009

		3,969

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	583
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,181
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,300	4,920
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,616
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,200	2,384
5.882% due 06/15/2044	3,000	3,853
6.011% due 06/15/2042	6,300	8,147
6.124% due 06/15/2042	700	773
6.491% due 06/15/2042	400	451
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	10,300	11,111
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	916

		52,935

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,529

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	3,047
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	600	718
6.270% due 02/15/2050	6,495	7,997
7.834% due 02/15/2041	4,990	7,074
8.084% due 02/15/2050	1,000	1,506

		20,342

PENNSYLVANIA 0.3%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,113
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,750	3,383
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	1,867

		18,363

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	6,260	7,097

TEXAS 0.7%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	8,500	9,534
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,000	1,106
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	5,855
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,047
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	1,500	1,671
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,626
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	9,881

		42,720

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,326

Total Municipal Bonds & Notes (Cost $279,875)		330,790

U.S. TREASURY OBLIGATIONS 29.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(h)	191,000	170,482
2.750% due 11/15/2042 (f)(h)	181,300	161,527

3.125% due 02/15/2042 (h)		13,600	13,136
3.625% due 08/15/2043 (f)(h)		120,100	126,612
3.625% due 02/15/2044 (f)(h)(j)		102,800	108,277
3.750% due 11/15/2043 (f)(h)		928,165	1,000,533
4.375% due 02/15/2038 (f)		150,000	178,805
U.S. Treasury Notes
0.250% due 02/28/2015		7,800	7,809
U.S. Treasury Strips
0.000% due 11/15/2042		62,400	23,301
0.000% due 08/15/2043		300	109
0.000% due 11/15/2043		12,150	4,356
0.000% due 02/15/2044		18,500	6,562

Total U.S. Treasury Obligations (Cost $1,739,332)			1,801,509

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Funding Corp.
5.500% due 01/25/2036		865	902
5.750% due 03/25/2036		756	750
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.349% due 09/10/2047		1,720	1,799
Bear Stearns Adjustable Rate Mortgage Trust
2.666% due 11/25/2034		2,779	2,691
Bear Stearns Alt-A Trust
2.904% due 11/25/2034		138	135
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	6,941
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	14,037	18,507
Chase Mortgage Finance Trust
5.064% due 12/25/2037		$839	819
Citigroup Mortgage Loan Trust, Inc.
0.392% due 11/25/2036		2,736	2,459
2.500% due 10/25/2035		1,634	1,620
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,820
Countrywide Alternative Loan Trust
0.482% due 09/25/2035		1,522	1,281
0.532% due 08/25/2036		200	199
Countrywide Home Loan Mortgage Pass-Through Trust
2.509% due 04/20/2035		52	53
5.500% due 03/25/2035		1,187	1,230
Deutsche ALT-A Securities, Inc.
0.292% due 07/25/2047		558	486
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	1,990
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,500	2,712
GSMPS Mortgage Loan Trust
0.502% due 03/25/2035		1,888	1,667
GSR Mortgage Loan Trust
2.651% due 04/25/2035		1,559	1,571
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	6,711	9,194
HomeBanc Mortgage Trust
0.422% due 10/25/2035		$711	643
Homestar Mortgage Acceptance Corp.
0.602% due 07/25/2034		137	137
Impac CMB Trust
0.790% due 10/25/2033		9	9
IndyMac Mortgage Loan Trust
0.452% due 07/25/2035		853	764
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,494	3,814
JPMorgan Mortgage Trust
1.990% due 11/25/2033		48	49
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		118	117
2.178% due 05/25/2033		26	26
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,540
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		930	972
Mortgages PLC
0.987% due 10/31/2038	GBP	3,798	6,344
NAAC Reperforming Loan REMIC Trust Certificates
0.602% due 02/25/2035		$2,555	2,162
Nomura Asset Acceptance Corp.
0.722% due 02/25/2035		1,800	1,463
2.883% due 08/25/2035		1,273	1,247
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,351
Residential Accredit Loans, Inc. Trust
2.985% due 03/25/2035 ^		1,351	1,135
3.136% due 02/25/2035		1,914	1,564
5.750% due 01/25/2034		5,401	5,625

Residential Funding Mortgage Securities, Inc. Trust
3.224% due 02/25/2036 ^	1,185	1,068
Sequoia Mortgage Trust
0.840% due 05/20/2034	2,053	1,988
Structured Adjustable Rate Mortgage Loan Trust
2.517% due 03/25/2034	52	53
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042	870	887
WaMu Mortgage Pass-Through Certificates Trust
0.592% due 07/25/2044	951	900
1.688% due 11/25/2041	505	496
Wells Fargo Mortgage-Backed Securities Trust
2.483% due 12/25/2033	74	74
2.615% due 01/25/2035	2,082	2,086

Total Mortgage-Backed Securities (Cost $90,429)		98,340

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.529% due 10/27/2025	597	602
ACE Securities Corp. Home Equity Loan Trust
0.947% due 01/25/2035	1,738	1,671
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	33,651	35,712
Ameriquest Mortgage Securities Trust
0.542% due 03/25/2036	1,280	1,078
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 07/25/2035	2,200	1,950
0.622% due 10/25/2035	1,000	934
0.632% due 04/25/2035	1,000	959
1.022% due 07/25/2034	794	708
1.202% due 11/25/2034	2,182	2,064
Asset-Backed Securities Corp. Home Equity Loan Trust
0.792% due 07/25/2035	2,000	1,818
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	134	135
Bear Stearns Asset-Backed Securities Trust
0.472% due 01/25/2047	1,100	984
0.570% due 12/25/2035	2,000	1,565
0.890% due 01/25/2034	12	12
Countrywide Asset-Backed Certificates
0.502% due 04/25/2036	5,456	5,365
0.752% due 08/25/2035	1,270	1,251
0.872% due 07/25/2034	2,000	1,889
0.902% due 03/25/2034	1,486	1,428
First Franklin Mortgage Loan Trust
0.412% due 11/25/2036	1,425	1,390
0.632% due 05/25/2035	1,000	928
0.642% due 09/25/2035	4,300	3,943
First NLC Trust
0.857% due 12/25/2035	1,976	1,873
GSAMP Trust
1.020% due 11/25/2034	1,171	1,082
Home Equity Asset Trust
1.202% due 07/25/2035	2,200	2,037
IXIS Real Estate Capital Trust
0.932% due 06/25/2035	1,403	1,370
Lehman XS Trust
0.952% due 10/25/2035	865	819
Merrill Lynch Mortgage Investors Trust
0.372% due 08/25/2036	1,000	921
Morgan Stanley ABS Capital, Inc. Trust
0.462% due 12/25/2035	3,091	2,789
0.472% due 11/25/2035	2,445	2,379
Morgan Stanley Home Equity Loan Trust
0.622% due 08/25/2035	1,045	1,001
New Century Home Equity Loan Trust
0.662% due 07/25/2035	2,200	1,859
Option One Mortgage Loan Trust Asset-Backed Certificates
0.732% due 02/25/2032	1,069	1,001
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035	3,000	2,959
0.682% due 07/25/2035	2,200	1,899
RAAC Trust
0.492% due 08/25/2036	800	707
0.532% due 10/25/2046	213	184
0.632% due 03/25/2037	3,600	3,478
Residential Asset Mortgage Products Trust
0.402% due 08/25/2046	1,800	1,507
Residential Asset Securities Corp. Trust
0.552% due 12/25/2035	1,300	1,178
0.592% due 11/25/2035	200	175
0.612% due 10/25/2035	354	321
Rise Ltd.
4.750% due 02/15/2039 (d)	7,931	8,073

Salomon Mortgage Loan Trust
1.052% due 11/25/2033		39	36
Saxon Asset Securities Trust
0.945% due 03/25/2035		2,055	1,869
SLM Student Loan Trust
1.729% due 04/25/2023		11,219	11,613
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,559

Total Asset-Backed Securities (Cost $113,965)			120,075

SOVEREIGN ISSUES 4.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		5,000	5,181
4.000% due 04/14/2019		15,000	15,263
Brazil Government International Bond
5.625% due 01/07/2041		7,000	7,560
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	60,952	25,275
10.000% due 01/01/2023		144	58
10.000% due 01/01/2025		215,800	85,491
Indonesia Government International Bond
6.750% due 01/15/2044		$1,500	1,729
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	7,000	11,761
Junta de Castilla y Leon
6.270% due 02/19/2018		3,200	5,169
6.505% due 03/01/2019		3,500	5,861
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,716
Russia Government International Bond
5.625% due 04/04/2042		3,000	3,150
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	14,000	20,784
Spain Government International Bond
2.750% due 04/30/2019		45,800	66,985

Total Sovereign Issues (Cost $240,424)			257,983

	SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.7%
AgriBank FCB
6.875% due 01/01/2024 (c)		40,000	4,229
Ally Financial, Inc.
7.000% due 07/30/2014 (c)		17,938	18,073
8.500% due 05/15/2016 (c)		109,129	3,014
Citigroup Capital
7.875% due 10/30/2040		22,514	624
GMAC Capital Trust
8.125% due 02/15/2040		434,075	11,850
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	3,018
State Street Corp.
5.900% due 03/15/2024 (c)		220,000	5,764

			46,572

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		2,950	70
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	908
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,595
SCE Trust
5.625% due 06/15/2017 (c)		18,000	427

5.750% due 03/15/2024 (c)		207,000	5,465

			10,465

Total Preferred Securities (Cost $54,726)			57,037

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.608% due 04/11/2016		$25,700	25,950

REPURCHASE AGREEMENTS (e) 0.2%			11,200

GREECE TREASURY BILLS 0.1%
2.179% due 12/12/2014	EUR	3,200	4,353

U.S. TREASURY BILLS 0.0%
0.051% due 07/24/2014 - 12/18/2014 (b)(h)(j)		$2,741	2,741

Total Short-Term Instruments (Cost $43,933)			44,244

Total Investments in Securities (Cost $6,769,545)			7,172,083

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio		19,990,730	200,027
PIMCO Short-Term Floating NAV Portfolio III		7,100,941	70,953

Total Short-Term Instruments (Cost $270,974)			270,980

Total Investments in Affiliates (Cost $270,974)			270,980

Total Investments 121.4% (Cost $7,040,519)			$7,443,063
Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $(5,941))			18,293
Other Assets and Liabilities, net (21.7%)			(1,328,264)

Net Assets 100.0%			$6,133,092

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Delta Air Lines, Inc.	2.224%	04/30/2018 - 04/30/2019	05/05/2014	$9,000	$9,007	0.15%
International Aircraft Leasing and Trading	3.140%	05/29/2015	05/29/2014	21,500	21,489	0.35%
Norwegian Air Shuttle	TBD% - 5.860%	12/31/2014	06/25/2014	34,883	34,979	0.57%
Pinnacle Assurance	8.625%	06/25/2034	06/23/2014	7,000	7,072	0.12%
Rise Ltd.	4.750%	02/15/2039	02/11/2014	7,991	8,073	0.13%

				$80,374	$80,620	1.31%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$11,200	U.S. Treasury Notes 1.625% due 06/30/2019	$(11,426)	$11,200	$11,200

Total Repurchase Agreements						$(11,426)	$11,200	$11,200

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BOS	0.220%	06/27/2014	07/03/2014	$(76,877)	$(76,879)
BSN	0.150%	06/25/2014	07/11/2014	(66,209)	(66,211)
GRE	0.140%	06/05/2014	07/07/2014	(52,312)	(52,318)
JPS	0.180%	06/20/2014	07/07/2014	(288,068)	(288,084)
	0.200%	06/24/2014	07/02/2014	(253,852)	(253,861)

Total Reverse Repurchase Agreements					$(737,353)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/05/2014	07/07/2014	$(37,062)	$(37,087)
	0.150%	06/09/2014	07/10/2014	(61,007)	(61,059)
	0.150%	06/11/2014	07/09/2014	(156,600)	(156,734)
	0.180%	06/16/2014	07/16/2014	(59,717)	(59,798)
	0.180%	06/23/2014	07/08/2014	(1,592)	(1,593)
	0.180%	06/24/2014	07/08/2014	(105,959)	(106,034)
FOB	0.210%	06/23/2014	07/07/2014	(124,989)	(125,070)
	0.230%	06/26/2014	07/03/2014	(37,373)	(37,380)
GSC	0.020%	06/18/2014	07/09/2014	(21,882)	(21,894)
	0.180%	06/13/2014	07/09/2014	(53,799)	(53,847)
	0.180%	06/20/2014	07/03/2014	(10,466)	(10,469)

Total Sale-Buyback Transactions					$(670,965)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,086,682 at a weighted average interest rate of 0.088%.
(3)	Payable for sale-buyback transactions includes $453 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $1,421,274 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	856	$1,110	$241	$0

Total Futures Contracts				$1,110	$241	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019		$113,850	$10,033	$668	$0	$(158)
CDX.IG-21 5-Year Index	1.000%	12/20/2018		593,200	12,863	5,125	0	(236)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		1,614,950	32,368	7,604	0	(733)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	859,750	22,022	9,454	0	(1,237)
iTraxx Europe Crossover 20 5-Year Index	5.000%	12/20/2018		7,950	1,360	201	0	(15)

					$78,646	$23,052	$0	$(2,379)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		$50,700	$1,931	$2,073	$0	$(76)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		15,200	640	681	0	(23)
Receive	3-Month USD-LIBOR	2.700%	05/21/2024		117,500	(1,342)	(817)	0	(206)
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		122,000	(8,997)	(9,797)	664	0
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		2,200	(181)	(196)	12	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	124,900	(429)	(192)	1	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		143,400	(9,513)	(5,703)	160	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	GBP	65,900	(1,615)	(912)	357	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,520,000	(2,654)	(2,982)	0	(6)
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		154,000	(16)	(105)	2	0

						$(22,176)	$(17,950)	$1,196	$(311)

Total Swap Agreements						$56,470	$5,102	$1,196	$(2,690)

(h)	Securities with an aggregate market value of $69,408 and cash of $487 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	GBP	74,051		$124,554	$0	$(2,177)
	07/2014	JPY	6,600,922		64,778	0	(380)
	08/2014		$137	NOK	822	0	(3)
BPS	07/2014	BRL	2,690		$1,221	4	0
	07/2014	GBP	861		1,440	0	(33)
	07/2014		$1,200	BRL	2,690	17	0
	01/2017	BRL	12,498		$4,399	0	(122)
BRC	07/2014		94,660		39,296	0	(3,546)
	07/2014	EUR	27,447		37,243	0	(340)
	07/2014		$42,978	BRL	94,660	0	(136)
	07/2014		13,811	INR	822,721	0	(165)
	07/2014		1,016	JPY	104,100	12	0
CBK	07/2014	EUR	37,727		$51,094	0	(566)
	07/2014		$2,506	AUD	2,708	47	0
DUB	07/2014	GBP	3,227		$5,479	0	(44)
	07/2014		$133,978	GBP	78,834	938	0
	07/2014		8,600	INR	515,484	0	(50)
	08/2014	GBP	78,834		$133,944	0	(936)
	08/2014	MXN	453,495		35,000	173	0
	08/2014	NOK	825		139	5	0
	08/2014		$23,166	AUD	24,620	0	(7)
	01/2017		4,399	BRL	12,498	122	0
FBF	07/2014	BRL	107,104		$48,591	147	(30)
	07/2014		$47,374	BRL	107,104	1,100	0
	07/2014		35,000	JPY	3,584,357	382	0
	01/2015	BRL	112,714		$47,374	0	(1,108)
GLM	07/2014		144,553		65,631	208	0
	07/2014	EUR	155,078		212,388	40	0
	07/2014		$63,792	BRL	144,553	1,631	0
	08/2014	EUR	9,352		$12,731	0	(77)
	08/2014		$37,158	MXN	489,465	431	0
	10/2014		2,584		33,703	0	(6)
	01/2015	BRL	152,099		$63,792	0	(1,630)
HUS	07/2014		62,322		26,219	0	(1,988)
	07/2014		$27,680	BRL	62,322	568	(41)
JPM	07/2014	BRL	116,700		$48,592	0	(4,225)
	07/2014	GBP	2,158		3,664	0	(30)
	07/2014		$52,881	BRL	116,700	83	(147)
	07/2014		299,433	EUR	220,252	2,159	0
	07/2014		1,386	GBP	817	12	0
	07/2014		28,678	JPY	2,912,465	72	0
	08/2014	BRL	14,286		$6,324	0	(81)
	08/2014	EUR	220,252		299,468	0	(2,161)
	08/2014	JPY	2,912,465		28,684	0	(73)
	10/2014	ZAR	28,582		2,605	0	(36)
	04/2016	CNY	4,214		622	0	(50)
	04/2016		$710	CNY	4,214	0	(38)
MSC	10/2014		2,613	ZAR	28,587	28	0
RBC	07/2014		1,083	GBP	646	23	0
SOG	07/2014	AUD	27,354		$25,260	0	(534)
	07/2014		$23,236	AUD	24,646	4	0
	08/2014	AUD	24,646		$23,179	0	(4)
UAG	07/2014	BRL	20,643		9,170	0	(173)
	07/2014		$9,373	BRL	20,643	0	(30)

Total Forward Foreign Currency Contracts						$8,206	$(20,967)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	$37,500	$2,254	$467
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	15,800	677	122
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	26,600	2,108	1,663
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	50,000	2,300	623

							$7,339	$2,875

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Buy	1.500%	09/17/2014	$350,000	$35	$10
JPM	Put - OTC CDX.IG-22 5-Year Index	Buy	2.000%	09/17/2014	50,000	5	0
	Put - OTC CDX.IG-22 5-Year Index	Buy	2.200%	09/17/2014	100,000	10	0

						$50	$10

Total Purchased Options						$7,389	$2,885

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	$118,900	$(452)	$(948)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	118,900	(452)	0
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	60,400	(740)	(128)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.378%	03/04/2015	78,750	(2,225)	(498)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	111,600	(2,098)	(1,710)
GST	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	97,900	(342)	(781)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	97,900	(431)	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.394%	03/04/2015	106,000	(2,300)	(644)

							$(9,040)	$(4,709)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014		$13,000	$(41)	$(26)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.700%	09/17/2014		46,300	(142)	(55)
BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014		21,100	(61)	(27)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	EUR	73,400	(219)	(56)

							$(463)	$(164)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$46,000	$(1,459)	$(1,000)
GLM	Call - OTC USD versus BRL		2.700	06/02/2015	14,700	(443)	(289)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	33,050	(680)	(627)

						$(2,582)	$(1,916)

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(7)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(5)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(1)

						$(213)	$(13)

Total Written Options						$(12,298)	$(6,802)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Ford Motor Co.	5.000%	09/20/2017	0.452%		$18,175	$1,443	$1,232	$2,675	$0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		2,500	(61)	81	20	0
	KB Home	5.000%	09/20/2018	2.051%		4,800	264	311	575	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		8,800	(31)	199	168	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		1,600	(32)	31	0	(1)
	Russia Government International Bond	1.000%	09/20/2018	1.534%		1,100	(50)	27	0	(23)
	Spain Government International Bond	1.000%	06/20/2019	0.644%		10,600	41	143	184	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		1,000	21	9	30	0
BPS	Barrick Gold Corp.	1.000%	06/20/2018	0.858%		6,450	(233)	271	38	0
	Brazil Government International Bond	1.000%	09/20/2017	0.904%		1,100	(28)	32	4	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.725%		5,900	(164)	229	65	0
	Lafarge S.A.	1.000%	12/20/2018	0.910%	EUR	3,200	(302)	321	19	0
	Masco Corp.	5.000%	09/20/2017	0.625%		$2,500	233	120	353	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.749%		800	(5)	7	2	0
	Petrobras International Finance Co.	1.000%	06/20/2018	1.819%		10,400	(523)	202	0	(321)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		5,900	(206)	312	106	0
	Virgin Media Finance PLC	5.000%	03/20/2019	2.068%	EUR	2,500	274	183	457	0
BRC	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		$5,000	(146)	216	70	0
	Dell, Inc.	1.000%	12/20/2017	1.338%		2,875	(222)	190	0	(32)
	Finmeccanica Finance S.A.	5.000%	12/20/2018	1.663%	EUR	15,000	2,156	832	2,988	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.023%		$3,700	(87)	84	0	(3)
	Italy Government International Bond	1.000%	12/20/2018	0.852%		5,600	(367)	405	38	0
	KB Home	5.000%	09/20/2018	2.051%		2,750	147	182	329	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		20,250	86	352	438	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		15,100	(77)	366	289	0
	Petrobras International Finance Co.	1.000%	06/20/2018	1.819%		14,000	(635)	202	0	(433)
	Russia Government International Bond	1.000%	03/20/2016	1.054%		6,350	(80)	76	0	(4)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	20,000	(22)	19	0	(3)
	Unitymedia KabelBW GmbH	5.000%	12/20/2020	2.613%	EUR	1,900	127	241	368	0
	Unitymedia KabelBW GmbH	5.000%	06/20/2021	2.746%		2,800	401	141	542	0
	UPC Holding BV	5.000%	09/20/2017	1.375%		5,000	(318)	1,115	797	0
	UPC Holding BV	5.000%	03/20/2021	2.954%		5,350	280	626	906	0
	UPC Holding BV	5.000%	09/20/2022	3.211%		1,600	91	182	273	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		$2,000	38	23	61	0
	Virgin Media Finance PLC	5.000%	03/20/2019	2.068%	EUR	5,000	432	481	913	0
	Virgin Media Finance PLC	5.000%	03/20/2021	2.832%		4,250	236	530	766	0
	Virgin Media Finance PLC	5.000%	06/20/2021	2.899%		4,300	566	206	772	0
CBK	Forest Oil Corp.	5.000%	06/20/2015	3.009%		$5,000	135	(32)	103	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		1,000	(22)	30	8	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		18,400	(1,312)	1,436	124	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		10,500	(71)	115	44	0
	KB Home	5.000%	09/20/2018	2.051%		2,000	98	142	240	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		4,450	20	76	96	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		14,950	92	194	286	0
	Russia Government International Bond	1.000%	09/20/2018	1.534%		1,300	(56)	29	0	(27)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		8,200	(320)	80	0	(240)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		33,600	(1,376)	1,979	603	0
DUB	Bank of America Corp.	1.000%	12/20/2018	0.583%		5,000	23	70	93	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%		200	(2)	3	1	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		15,000	(208)	148	0	(60)
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		2,000	(96)	75	0	(21)
	Community Health Systems, Inc.	5.000%	03/20/2019	2.638%		1,200	110	16	126	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		22,400	(367)	489	122	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		28,300	(291)	408	117	0
	MetLife, Inc.	1.000%	12/20/2018	0.462%		21,100	98	405	503	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		19,150	145	221	366	0
	Noble Corp.	1.000%	12/20/2018	0.786%		5,000	(91)	139	48	0
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.742%		2,000	(88)	122	34	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.749%		19,600	(54)	108	54	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.472%		14,000	0	328	328	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		1,100	(5)	4	0	(1)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		2,000	(72)	107	35	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		5,300	18	74	92	0
	Tenet Healthcare Corp.	5.000%	03/20/2019	2.540%		2,700	228	68	296	0
	UPC Holding BV	5.000%	06/20/2016	0.808%	EUR	3,000	(5)	352	347	0
	Whirlpool Corp.	1.000%	03/20/2018	0.469%		$1,000	(13)	32	19	0
FBF	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.242%		4,000	(77)	190	113	0
	AT&T, Inc.	1.000%	03/20/2023	0.762%		13,400	(360)	616	256	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		7,500	(356)	279	0	(77)
	Finmeccanica Finance S.A.	5.000%	03/20/2018	1.364%	EUR	4,500	356	470	826	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		$2,200	(2)	46	44	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		500	2	8	10	0
	MGM Resorts International	5.000%	03/20/2018	1.535%		7,600	59	904	963	0
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.212%	EUR	12,000	(660)	436	0	(224)
	UPC Holding BV	5.000%	03/20/2019	2.171%		1,900	198	136	334	0
	Whirlpool Corp.	1.000%	09/20/2017	0.365%		$5,000	(187)	290	103	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		1,600	4	20	24	0
GST	Community Health Systems, Inc.	5.000%	03/20/2021	3.531%		2,000	144	26	170	0
	D.R. Horton, Inc.	1.000%	12/20/2020	1.981%		10,000	(1,015)	443	0	(572)
	El Paso LLC	5.000%	09/20/2014	0.399%		1,100	(85)	98	13	0
	Forest Oil Corp.	5.000%	06/20/2018	6.021%		7,650	(277)	25	0	(252)
	KB Home	5.000%	09/20/2018	2.051%		1,000	50	69	119	0
	Masco Corp.	5.000%	09/20/2017	0.625%		5,000	470	237	707	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		4,700	19	82	101	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		18,950	(23)	407	384	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		1,400	(3)	30	27	0
	MGM Resorts International	5.000%	03/20/2018	1.535%		19,400	242	2,214	2,456	0
	NRG Energy, Inc.	5.000%	03/20/2019	2.302%		800	(68)	165	97	0
	Petrobras International Finance Co.	1.000%	06/20/2018	1.819%		5,000	(207)	53	0	(154)
	Prudential Financial, Inc.	1.000%	12/20/2018	0.472%		7,200	38	130	168	0
	Russia Government International Bond	1.000%	09/20/2017	1.320%		700	(40)	33	0	(7)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		5,100	(199)	50	0	(149)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	40,000	(44)	38	0	(6)

	Spain Government International Bond	1.000%	12/20/2018	0.595%		$2,400	(135)	178	43	0
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.958%	EUR	3,500	41	(29)	12	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.728%	JPY	20,000	(2)	3	1	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.942%		140,000	(33)	35	2	0
	Unitymedia KabelBW GmbH	5.000%	06/20/2021	2.746%	EUR	2,350	328	126	454	0
	Virgin Media Finance PLC	5.000%	06/20/2021	2.899%		4,550	608	209	817	0
HUS	Italy Government International Bond	1.000%	06/20/2019	0.919%		$28,700	(43)	162	119	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		4,900	26	80	106	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		6,300	(21)	149	128	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		14,000	58	210	268	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%		3,000	(217)	59	0	(158)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		500	(28)	23	0	(5)
	Russia Government International Bond	1.000%	09/20/2018	1.534%		1,500	(69)	37	0	(32)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		7,600	(456)	203	0	(253)
JPM	Brazil Government International Bond	1.000%	06/20/2018	1.112%		2,650	(8)	(3)	0	(11)
	Citigroup, Inc.	1.000%	12/20/2018	0.583%		18,500	117	225	342	0
	Forest Oil Corp.	5.000%	06/20/2017	5.228%		4,700	(106)	84	0	(22)
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		2,000	(50)	66	16	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		3,300	(41)	68	27	0
	Masco Corp.	5.000%	09/20/2020	1.766%		7,000	993	312	1,305	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		2,200	(7)	52	45	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		6,500	25	99	124	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		2,150	(13)	11	0	(2)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		8,400	(424)	341	0	(83)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(12)	3	0	(9)
	SoftBank Corp.	1.000%	12/20/2017	1.426%	JPY	30,000	(32)	28	0	(4)
	Spain Government International Bond	1.000%	06/20/2019	0.644%		$11,400	50	148	198	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		2,700	53	30	83	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		3,200	6	43	49	0
MYC	Barrick Gold Corp.	1.000%	06/20/2018	0.858%		4,000	(148)	172	24	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		2,700	(142)	114	0	(28)
	Entergy Corp.	1.000%	03/20/2021	0.883%		2,500	(271)	290	19	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.509%		2,000	(36)	68	32	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.725%		4,000	(111)	155	44	0
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	20,650	(959)	415	0	(544)
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		$2,500	(60)	80	20	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		4,400	(287)	316	29	0
	KB Home	5.000%	09/20/2018	2.051%		7,000	351	487	838	0
	Lafarge S.A.	1.000%	12/20/2018	0.910%	EUR	1,600	(153)	162	9	0
	Lafarge S.A.	1.000%	12/20/2020	1.347%		4,000	(693)	578	0	(115)
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		$12,500	56	215	271	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		22,600	138	294	432	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		1,400	(45)	48	3	0
	Russian Railways	1.000%	03/20/2016	1.463%		700	(16)	11	0	(5)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		7,900	(48)	188	140	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		4,800	31	53	84	0
	Tesoro Corp.	5.000%	06/20/2021	2.539%		2,600	380	14	394	0

							$(3,661)	$31,504	$31,724	$(3,881)

Credit Default Swaps on Credit Indices - sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized Appreciation/ Depreciation	Asset	Liability
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	170,000	$11	$17	$28	$0
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019		$55,400	655	50	705	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,980	264	(220)	44	0

						$930	$(153)	$777	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation	Asset	Liability
BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	49,000	$63	$169	$232	$0
BRC	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		116,000	126	467	593	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		60,300	45	241	286	0
GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		116,100	53	497	550	0
HUS	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		32,000	29	135	164	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		178,000	374	1,237	1,611	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		91,000	135	359	494	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		41,800	46	164	210	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		550,900	649	1,961	2,610	0
JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		26,000	16	117	133	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,900	33	84	117	0
MYC	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		45,000	36	194	230	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		11,800	16	43	59	0
	Pay	28-Day MXN-TIIE	5.250%	02/22/2023		92,100	(115)	(193)	0	(308)
UAG	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		123,900	193	430	623	0

							$1,699	$5,905	$7,912	$(308)

Total Swap Agreements							$(1,032)	$37,256	$40,413	$(4,189)

(j)	Securities with an aggregate market value of $2,230 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$239,322	$65,475	$304,797
Corporate Bonds & Notes
Banking & Finance	46,390	1,451,674	8,636	1,506,700
Industrials	2,399	1,815,991	76,422	1,894,812
Utilities	0	750,208	5,588	755,796
Municipal Bonds & Notes
California	0	155,275	0	155,275
Florida	0	4,513	0	4,513
Georgia	0	12,455	0	12,455
Illinois	0	2,261	0	2,261
Indiana	0	3,409	0	3,409
Iowa	0	3,596	0	3,596
New Jersey	0	3,969	0	3,969
New York	0	52,935	0	52,935
North Carolina	0	2,529	0	2,529
Ohio	0	20,342	0	20,342
Pennsylvania	0	18,363	0	18,363
Tennessee	0	7,097	0	7,097
Texas	0	42,720	0	42,720
Washington	0	1,326	0	1,326
U.S. Treasury Obligations	0	1,801,509	0	1,801,509
Mortgage-Backed Securities	0	98,340	0	98,340
Asset-Backed Securities	0	73,731	46,344	120,075
Sovereign Issues	0	257,983	0	257,983
Preferred Securities
Banking & Finance	28,499	18,073	0	46,572
Utilities	6,870	3,595	0	10,465
Short-Term Instruments
Certificates of Deposit	0	25,950	0	25,950
Repurchase Agreements	0	11,200	0	11,200
Greece Treasury Bills	0	4,353	0	4,353
U.S. Treasury Bills	0	2,741	0	2,741
	$84,158	$6,885,460	$202,465	$7,172,083

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$270,980	$0	$0	$270,980

Total Investments	$355,138	$6,885,460	$202,465	$7,443,063

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	241	1,196	0	1,437
Over the counter	0	51,504	0	51,504
	$241	$52,700	$0	$52,941

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,690)	0	(2,690)
Over the counter	0	(31,945)	(13)	(31,958)
	$0	$(34,635)	$(13)	$(34,648)
Totals	$355,379	$6,903,525	$202,452	$7,461,356

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$65,384	$0	$0	$0	$91	$0	$0	$65,475	$91
Corporate Bonds & Notes
Banking & Finance	13,317	12,294	(92)	6	2	241	0	(17,132)	8,636	114
Industrials	70,192	8,344	(2,579)	(21)	(66)	552	0	0	76,422	745
Utilities	1,715	0	0	0	0	14	3,859	0	5,588	14
Asset-Backed Securities	44,733	(170)	0	(1)	0	1,782	0	0	46,344	1,782

	$129,957	$85,852	$(2,671)	$(16)	$(64)	$2,680	$3,859	$(17,132)	$202,465	$2,746
Financial Derivative Instruments - Liabilities
Over the counter	(19)	0	0	0	0	6	0	0	(13)	6

Totals	$129,938	$85,852	$(2,671)	$(16)	$(64)	$2,686	$3,859	$(17,132)	$202,452	$2,752

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$65,475	Benchmark Pricing	Base Price	100.00 - 100.20
Corporate Bonds & Notes
Banking & Finance	2,336	Benchmark Pricing	Base Price	93.75
	6,300	Other Valuation Techniques (2)	—	—
Industrials	7,072	Benchmark Pricing	Base Price	100.00
	69,350	Third Party Vendor	Broker Quote	101.25 - 117.50
Utilities	1,729	Benchmark Pricing	Base Price	94.05
	3,859	Third Party Vendor	Broker Quote	109.99
Asset-Backed Securities	46,344	Benchmark Pricing	Base Price	101.63 - 106.00
Financial Derivative Instruments - Liabilities
Over the counter	(13)	Indicative Market Quotation	Broker Quote	0.05 - 0.07

Total	$202,452

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.8%
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.8%
Private Export Funding Corp.
5.000% due 12/15/2016	$7,200	$7,918

INDUSTRIALS 0.7%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,177	6,145

Total Corporate Bonds & Notes (Cost $13,375)		14,063

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,158

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	840

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	112
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	458
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	90	97

		667

Total Municipal Bonds & Notes (Cost $3,315)		3,665

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	10,235
0.212% due 07/25/2037	494	483
0.354% due 03/18/2031	212	213
0.602% due 10/25/2030	6	6
0.752% due 10/25/2017	42	43
1.052% due 04/25/2032	56	58
1.202% due 03/25/2022	56	57
1.324% due 06/01/2043 - 03/01/2044	785	812
2.000% due 10/01/2024	43	43
2.077% due 04/01/2028	42	43
2.220% due 08/01/2026	9	9
2.250% due 11/01/2023	38	39
2.308% due 07/01/2035	142	154
2.381% due 02/01/2028	6	6
2.398% due 11/01/2034	181	195
2.440% due 05/01/2025	6	6
2.627% due 12/01/2027	34	34
2.875% due 10/01/2024	1	1
3.765% due 12/01/2025	2,300	2,437
4.250% due 04/25/2037	437	461
4.500% due 10/25/2023 - 06/25/2025	6,014	6,525
5.000% due 08/25/2033 - 08/25/2036	11,214	12,257
5.380% due 07/01/2033	2,110	2,262
5.500% due 11/25/2033	35	35
5.625% due 04/17/2028	200	248
6.000% due 05/17/2027	440	480
6.500% due 02/01/2022 - 08/01/2037	2,342	2,630
6.750% due 06/25/2032	3,435	3,889
6.900% due 05/25/2023	58	65
6.950% due 07/25/2020	19	21
7.000% due 12/25/2022 - 03/01/2038	2,953	3,369
7.800% due 10/25/2022	12	14
9.000% due 08/01/2021 - 11/01/2030	39	47
Federal Farm Credit Bank
5.125% due 07/09/2029	675	796
5.750% due 12/07/2028	500	635
Federal Housing Administration
6.896% due 07/01/2020	567	557

7.000% due 11/25/2019	122	120
7.430% due 10/01/2022 - 01/01/2024	25	25
Financing Corp.
0.000% due 09/26/2019	2,500	2,259
Freddie Mac
0.552% due 01/15/2033	106	107
0.652% due 04/15/2029 - 12/15/2032	102	103
0.702% due 06/15/2031	45	45
1.152% due 09/15/2021	19	20
1.324% due 10/25/2044	4,153	4,226
1.370% due 10/25/2023	44	43
1.524% due 07/25/2044	1,092	1,090
2.250% due 05/01/2022	4	4
2.256% due 10/01/2026	18	18
2.262% due 01/01/2028	26	27
2.271% due 01/01/2028	17	17
2.325% due 09/01/2027	27	27
2.329% due 06/01/2022	3	3
2.369% due 02/01/2028	49	49
4.500% due 02/15/2035 - 07/15/2035	12,084	13,050
5.000% due 03/15/2032 - 07/15/2033	181	183
5.500% due 07/15/2033 - 06/15/2035	5,999	6,892
5.625% due 11/23/2035	19,400	20,615
6.000% due 05/15/2028 - 09/15/2029	79	89
6.250% due 09/15/2023	909	903
6.500% due 08/01/2022 - 10/25/2043	879	984
6.750% due 03/15/2031	100	144
7.000% due 07/15/2022 - 01/15/2024	223	249
Ginnie Mae
1.103% due 03/20/2031	406	413
1.625% due 04/20/2017 - 05/20/2032	968	997
2.000% due 02/20/2017 - 10/20/2026	44	45
2.500% due 09/20/2017 - 03/20/2025	55	58
3.000% due 12/20/2017 - 06/20/2021	26	27
3.500% due 03/20/2021	6	6
6.000% due 08/20/2033	3,499	3,960
6.500% due 08/20/2034 - 09/20/2034	24	28
7.000% due 03/16/2029	725	764
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	11,881	9,177
5.500% due 12/04/2023	500	610
NCUA Guaranteed Notes
0.522% due 11/06/2017	1,268	1,271
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,802	3,108
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	59,700	35,665
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,618
Small Business Administration
5.240% due 08/01/2023	1,632	1,780
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,281
5.375% due 04/01/2056	4,900	5,889
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	3,854

Total U.S. Government Agencies (Cost $162,980)		181,008

U.S. TREASURY OBLIGATIONS 78.0%
U.S. Treasury Bonds
2.750% due 11/15/2042 (e)	42,400	37,776
3.000% due 05/15/2042	3,500	3,295
3.125% due 11/15/2041 (c)	178,900	173,072
3.125% due 02/15/2042	99,500	96,103
3.375% due 05/15/2044 (c)	3,600	3,617
3.750% due 11/15/2043	59,400	64,031
3.875% due 08/15/2040	1,500	1,661
4.250% due 05/15/2039	13,000	15,240
4.250% due 11/15/2040	18,300	21,514
4.375% due 02/15/2038	5,000	5,960
4.375% due 11/15/2039	68,200	81,531
4.500% due 08/15/2039	59,600	72,526
5.250% due 02/15/2029	13,400	17,164
6.000% due 02/15/2026	100	134
7.125% due 02/15/2023	16,000	22,036
7.500% due 11/15/2024	100	146
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	4,227	3,832
0.750% due 02/15/2042	3,147	2,958
1.375% due 02/15/2044	3,356	3,685
U.S. Treasury Notes
2.750% due 11/15/2023 (e)	18,700	19,156
2.750% due 02/15/2024 (c)	12,600	12,879
U.S. Treasury Strips
0.000% due 05/15/2028	13,300	8,653

0.000% due 08/15/2028	5,000	3,268
0.000% due 02/15/2033	20,400	10,943
0.000% due 05/15/2033	19,700	10,465
0.000% due 05/15/2034	800	409
0.000% due 11/15/2034	2,300	1,153
0.000% due 05/15/2040	17,150	7,128
0.000% due 08/15/2040	38,600	15,887
0.000% due 11/15/2042	1,100	411

Total U.S. Treasury Obligations (Cost $718,614)		716,633

MORTGAGE-BACKED SECURITIES 2.9%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	372	401
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	18	18
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	49	50
2.667% due 02/25/2033	22	21
2.737% due 01/25/2034	130	132
2.771% due 02/25/2034	346	343
Bear Stearns Alt-A Trust
2.790% due 09/25/2035	907	798
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,248
5.746% due 09/11/2042	533	543
5.898% due 06/11/2040	585	604
Bear Stearns Mortgage Securities, Inc.
2.605% due 06/25/2030	3	3
Commercial Mortgage Trust
5.988% due 12/10/2049	513	575
Countrywide Alternative Loan Trust
0.332% due 05/25/2047	992	864
0.362% due 05/25/2035	811	686
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035	244	201
0.472% due 03/25/2035	1,426	1,102
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033	383	386
6.500% due 04/25/2033	4	4
First Republic Bank Mortgage Pass-Through Certificates
0.632% due 06/25/2030	91	92
Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039	291	296
HarborView Mortgage Loan Trust
0.375% due 05/19/2035	658	585
0.395% due 03/19/2036	713	530
2.715% due 07/19/2035	688	625
Impac CMB Trust
0.652% due 10/25/2035	3,487	2,944
JPMorgan Chase Commercial Mortgage Securities Trust
5.875% due 02/12/2049	439	464
5.882% due 02/15/2051	206	228
JPMorgan Mortgage Trust
2.663% due 07/25/2035	464	478
MASTR Asset Securitization Trust
5.500% due 09/25/2033	104	109
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	3,396	3,092
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035	662	535
0.552% due 01/25/2033	20	20
0.552% due 03/25/2033	82	81
6.000% due 06/25/2036	1,813	1,469
Sequoia Mortgage Trust
0.503% due 07/20/2033	530	509
0.855% due 10/19/2026	28	28
0.913% due 10/20/2027	12	11
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	2,031	1,525
Structured Asset Mortgage Investments Trust
0.372% due 05/25/2036	235	177
0.815% due 09/19/2032	19	19
0.995% due 10/19/2033	188	178
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045	49	46
0.462% due 01/25/2045	879	870
0.933% due 12/25/2046	870	805
1.123% due 02/25/2046	1,379	1,307
1.523% due 06/25/2042	44	42
1.523% due 08/25/2042	28	27
2.201% due 08/25/2046	512	475
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	42	42

Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036	1,371	1,377

Total Mortgage-Backed Securities (Cost $29,405)		26,966

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
0.692% due 06/25/2032	11	10
0.732% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032	105	101
1.152% due 11/25/2042	565	539
Carrington Mortgage Loan Trust
0.472% due 10/25/2035	78	78
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	19	11
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Massachusetts Educational Financing Authority
1.179% due 04/25/2038	560	564
SACO, Inc.
0.912% due 11/25/2035	71	71
Soundview Home Loan Trust
0.212% due 11/25/2036	201	80
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036	126	58

Total Asset-Backed Securities (Cost $1,831)		1,618

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		599

Total Short-Term Instruments (Cost $599)		599

Total Investments in Securities (Cost $930,119)		944,552

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio	2,337,196	23,386

Total Short-Term Instruments (Cost $23,386)		23,386

Total Investments in Affiliates (Cost $23,386)		23,386

Total Investments 105.4% (Cost $953,505)		$967,938
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(217))		60
Other Assets and Liabilities, net (5.4%)		(49,557)

Net Assets 100.0%		$918,441

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$599	Freddie Mac 2.070% due 11/07/2022	$(611)	$599	$599

Total Repurchase Agreements						$(611)	$599	$599

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.150%	06/12/2014	07/11/2014	$(17,529)	$(17,530)
JPS	0.180%	06/20/2014	07/07/2014	(190)	(190)

Total Reverse Repurchase Agreements					$(17,720)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.180%	06/24/2014	07/08/2014	$(288)	$(288)
	0.190%	06/18/2014	07/09/2014	(573)	(574)
	0.230%	06/25/2014	07/02/2014	(288)	(288)
FOB	0.230%	06/26/2014	07/03/2014	(2,224)	(2,225)
GSC	0.150%	06/23/2014	07/08/2014	(3,560)	(3,562)
	0.180%	06/13/2014	07/09/2014	(480)	(480)
	0.200%	06/25/2014	07/02/2014	(12,909)	(12,911)
TDM	0.210%	06/23/2014	07/02/2014	(14,781)	(14,783)
	0.210%	06/30/2014	07/21/2014	(775)	(776)

Total Sale-Buyback Transactions					$(35,887)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $60,451 at a weighted average interest rate of 0.076%.
(3)	Payable for sale-buyback transactions includes $7 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $54,226 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	236	$44	$12	$0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	200	145	56	0

Total Futures Contracts				$189	$68	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	$5,000	$(14)	$22	$8	$0

Total Swap Agreements					$(14)	$22	$8	$0

(e)	Securities with an aggregate market value of $526 and cash of $550 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor -OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(5)
	Floor -OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(11)

Total Written Options						$(217)	$(16)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,918	$0	$7,918
Industrials	0	6,145	0	6,145
Municipal Bonds & Notes
California	0	2,158	0	2,158
New York	0	840	0	840
Texas	0	667	0	667
U.S. Government Agencies	0	180,306	702	181,008
U.S. Treasury Obligations	0	716,633	0	716,633
Mortgage-Backed Securities	0	26,966	0	26,966
Asset-Backed Securities	0	1,618	0	1,618
Short-Term Instruments
Repurchase Agreements	0	599	0	599
	$0	$943,850	$702	$944,552

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,386	$0	$0	$23,386
Total Investments	$23,386	$943,850	$702	$967,938

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$68	$8	$0	$76

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(16)	$(16)

Totals	$23,454	$943,858	$686	$967,998

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.9%
BANK LOAN OBLIGATIONS 1.7%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$1,905	$1,910
Biomet, Inc.
3.150% due 03/25/2015		871	874
3.650% - 3.733% due 07/25/2017		12,451	12,486
Constellation Brands, Inc.
2.750% due 06/07/2020		8,811	8,849
CSC Holdings, Inc.
2.650% due 04/17/2020		6,717	6,654
H.J. Heinz Co.
3.500% due 06/05/2020		235,369	237,383
HCA, Inc.
2.650% due 02/02/2016		2,240	2,244
2.650% due 05/02/2016		21,775	21,819
2.984% due 05/01/2018		1,888	1,893
Hertz Corp.
3.000% due 03/11/2018		674	670
3.750% due 03/11/2018		689	690
MGM Resorts International
3.500% due 12/20/2019		7,920	7,907
Novelis, Inc.
3.750% due 03/10/2017		21,810	21,867
NRG Energy, Inc.
2.750% due 07/02/2018		14,534	14,519
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		5,966	5,983
SunGard Data Systems, Inc.
4.000% due 03/08/2020		12,328	12,388
Tesoro Corp.
2.401% due 05/30/2016		1,585	1,592
Time Warner Telecom Holdings, Inc.
2.650% due 04/17/2020		990	992
Universal Health Services, Inc.
2.402% due 11/15/2016		607	610
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		33,040	33,052
Windstream Corp.
3.500% due 01/23/2020		4,455	4,450

Total Bank Loan Obligations (Cost $397,481)			398,832

CORPORATE BONDS & NOTES 21.0%
BANKING & FINANCE 14.6%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	39,292
Ally Financial, Inc.
2.427% due 12/01/2014		9,161	9,191
2.500% due 03/15/2017 (f)		30,000	30,009
2.750% due 01/30/2017		15,275	15,485
2.908% due 07/18/2016		775	796
3.125% due 01/15/2016		6,255	6,435
3.500% due 07/18/2016		6,445	6,663
4.625% due 06/26/2015		32,550	33,649
5.500% due 02/15/2017		5,594	6,073
6.750% due 12/01/2014		24,578	25,159
8.300% due 02/12/2015		39,100	40,811
American Honda Finance Corp.
0.602% due 05/26/2016		400	402
American International Group, Inc.
5.050% due 10/01/2015		34,300	36,169
5.450% due 05/18/2017		1,200	1,339
5.850% due 01/16/2018		1,000	1,142
8.250% due 08/15/2018		3,200	3,979
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,613
Banco Popular Espanol S.A.
4.250% due 09/30/2015	EUR	5,900	8,448
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,100	4,382
Banco Santander Chile
1.828% due 01/19/2016		1,200	1,212
3.750% due 09/22/2015		45,200	46,607
Bank of America Corp.
0.487% due 10/14/2016		8,100	8,070

0.554% due 08/15/2016		13,400	13,290
0.686% due 01/15/2015		9,000	9,014
1.105% due 04/01/2019		80,600	81,216
1.300% due 03/22/2018		16,500	16,728
1.500% due 10/09/2015		3,400	3,432
3.750% due 07/12/2016		2,700	2,841
4.500% due 04/01/2015		63,832	65,746
5.000% due 01/15/2015		14,000	14,332
5.420% due 03/15/2017		1,000	1,101
5.650% due 05/01/2018		30,200	34,250
5.750% due 12/12/2014	GBP	13,300	23,249
5.750% due 12/01/2017		$8,700	9,831
6.400% due 08/28/2017		6,150	7,029
6.500% due 08/01/2016		121,995	135,274
6.875% due 04/25/2018		600	707
7.800% due 09/15/2016		1,000	1,137
8.950% due 05/18/2017		180	204
Bank of America N.A.
0.511% due 06/15/2016		2,300	2,289
0.531% due 06/15/2017		8,300	8,210
0.695% due 11/14/2016		39,900	39,999
Bank of Montreal
1.300% due 10/31/2014		13,800	13,847
1.950% due 01/30/2018		33,700	34,584
Bankia S.A.
0.532% due 01/25/2016	EUR	16,100	21,808
4.375% due 02/14/2017		5,400	7,934
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,700	8,669
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	10,628
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		15,400	16,101
Bear Stearns Cos. LLC
0.617% due 11/21/2016		14,120	14,115
5.700% due 11/15/2014		14,000	14,270
7.250% due 02/01/2018		800	953
BPCE S.A.
1.479% due 04/25/2016		3,000	3,048
CIT Group, Inc.
4.250% due 08/15/2017		30,824	32,230
4.750% due 02/15/2015		18,800	19,211
5.000% due 05/15/2017		15,467	16,521
Citigroup, Inc.
0.501% due 06/09/2016		3,100	3,073
0.770% due 03/10/2017		900	901
0.843% due 05/31/2017	EUR	200	271
1.189% due 07/25/2016		$219,200	221,693
1.584% due 11/30/2017	EUR	5,000	6,829
2.650% due 03/02/2015		$2,600	2,637
4.587% due 12/15/2015		4,653	4,906
4.750% due 05/19/2015		10	10
5.000% due 09/15/2014		39,100	39,448
6.010% due 01/15/2015		3,100	3,194
6.125% due 05/15/2018		2,300	2,652
CNA Financial Corp.
5.850% due 12/15/2014		38,500	39,465
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		115,100	115,039
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	935
1.570% due 02/14/2018		1,000,000	9,240
2.000% due 09/15/2015		$11,300	11,317
2.375% due 05/25/2016		72,700	72,882
3.000% due 11/17/2014		5,100	5,137
5.500% due 06/26/2017		35,250	37,892
Export-Import Bank of India
2.384% due 03/30/2016		1,500	1,514
Export-Import Bank of Korea
0.977% due 01/14/2017		40,100	40,397
1.082% due 09/17/2016		1,300	1,309
1.250% due 11/20/2015		94,400	94,990
2.030% due 03/21/2015		5,200	5,247
4.125% due 09/09/2015		2,000	2,080
5.875% due 01/14/2015		3,100	3,186
FCE Bank PLC
1.875% due 05/12/2016	EUR	6,300	8,815
4.750% due 01/19/2015		4,700	6,583
First Horizon National Corp.
5.375% due 12/15/2015		$15,600	16,508
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		50,400	50,478
2.750% due 05/15/2015		20,000	20,388
3.000% due 06/12/2017		29,000	30,271
3.875% due 01/15/2015		44,464	45,266
3.984% due 06/15/2016		4,400	4,651

5.625% due 09/15/2015		20,800	22,011
7.000% due 04/15/2015		14,800	15,545
8.000% due 12/15/2016		41,285	48,008
8.700% due 10/01/2014		23,300	23,785
12.000% due 05/15/2015		15,000	16,486
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,293
GMAC International Finance BV
7.500% due 04/21/2015	EUR	8,635	12,424
Goldman Sachs Group, Inc.
0.628% due 07/22/2015		$400	400
1.324% due 11/15/2018		1,300	1,319
5.500% due 11/15/2014		500	509
HBOS PLC
0.930% due 09/06/2017		32,300	32,187
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,014
HSBC Finance Corp.
0.657% due 06/01/2016		7,400	7,406
HSBC USA Capital Trust
8.380% due 05/15/2027		700	710
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,758
Industrial Bank of Korea
2.375% due 07/17/2017		9,500	9,712
3.750% due 09/29/2016		59,200	62,733
ING Bank NV
1.873% due 09/25/2015		1,200	1,221
International Lease Finance Corp.
4.875% due 04/01/2015		5,110	5,247
5.750% due 05/15/2016		20,530	22,031
6.500% due 09/01/2014		30,610	30,878
6.750% due 09/01/2016		9,900	11,001
7.125% due 09/01/2018		200	233
8.625% due 09/15/2015		11,500	12,478
Intesa Sanpaolo SpA
3.125% due 01/15/2016		200	206
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,508
JPMorgan Chase & Co.
0.676% due 04/23/2015		$5,600	5,613
0.847% due 02/26/2016		28,600	28,774
1.054% due 05/30/2017	GBP	6,100	10,306
1.281% due 03/20/2015		$1,400	1,409
1.355% due 09/22/2015		1,900	1,921
1.875% due 03/20/2015		1,200	1,212
3.150% due 07/05/2016		4,400	4,588
3.400% due 06/24/2015		13,000	13,378
3.450% due 03/01/2016		1,100	1,148
3.700% due 01/20/2015		29,930	30,463
6.000% due 01/15/2018		8,850	10,139
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		1,300	1,296
0.863% due 05/31/2017	EUR	26,300	35,919
5.375% due 09/28/2016	GBP	9,800	18,017
6.000% due 10/01/2017		$11,000	12,512
Korea Development Bank
3.250% due 03/09/2016		74,100	76,967
4.000% due 09/09/2016		10,000	10,637
4.375% due 08/10/2015		2,000	2,081
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,368
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,046	1,108
MassMutual Global Funding
2.000% due 04/05/2017		200	205
Metropolitan Life Global Funding
0.607% due 04/10/2017		77,200	77,423
1.300% due 04/10/2017		37,700	37,807
Morgan Stanley
0.706% due 10/15/2015		13,300	13,332
5.375% due 10/15/2015		5,950	6,302
5.550% due 04/27/2017		200	222
6.000% due 04/28/2015		3,000	3,140
Murray Street Investment Trust
4.647% due 03/09/2017		15,912	17,206
National Bank of Canada
1.500% due 06/26/2015		3,700	3,743
National City Bank
0.581% due 12/15/2016		8,090	8,076
0.601% due 06/07/2017		7,950	7,936
New York Life Global Funding
0.576% due 05/23/2016		800	804
Nordea Bank AB
0.590% due 04/04/2017		17,800	17,836

Pacific Life Global Funding CPI Linked Bond
4.247% due 06/02/2018		7,450	7,439
Preferred Term Securities Ltd.
0.782% due 03/24/2034		1,091	895
Prudential Covered Trust
2.997% due 09/30/2015		31,040	31,803
Qatari Diar Finance Co.
3.500% due 07/21/2015		65,300	67,128
QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,065
3.375% due 02/22/2017		8,000	8,400
RCI Banque S.A.
5.625% due 10/05/2015	EUR	7,800	11,331
Regions Financial Corp.
7.750% due 11/10/2014		$5,721	5,865
Royal Bank of Canada
2.000% due 10/01/2018		4,900	4,970
Royal Bank of Scotland PLC
0.928% due 04/11/2016		6,100	6,086
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,687
Shinhan Bank
0.880% due 04/08/2017		38,900	39,044
SLM Corp.
3.875% due 09/10/2015		15,275	15,657
5.000% due 04/15/2015		49,617	51,106
5.050% due 11/14/2014		12,800	13,008
6.000% due 01/25/2017		31,100	33,899
6.250% due 01/25/2016		74,307	79,230
8.450% due 06/15/2018		3,400	4,027
SLM Corp. CPI Linked Bond
3.662% due 09/15/2015		10,000	10,038
SLM Student Loan Trust
0.792% due 12/15/2033	EUR	818	1,093
Springleaf Finance Corp.
5.400% due 12/01/2015		$3,550	3,738
5.750% due 09/15/2016		4,450	4,739
6.500% due 09/15/2017		5,000	5,450
6.900% due 12/15/2017		4,125	4,589
Toyota Motor Credit Corp.
0.381% due 09/18/2015		7,000	7,010
0.516% due 05/17/2016		2,600	2,610
UBS AG
5.875% due 07/15/2016		6,977	7,645
Union Bank N.A.
0.624% due 05/05/2017		67,500	67,509
0.984% due 09/26/2016		42,400	42,848
Vesey Street Investment Trust
4.404% due 09/01/2016		14,123	15,074
Wachovia Corp.
0.596% due 10/15/2016		38,570	38,523
Wells Fargo & Co.
0.758% due 07/20/2016		600	604
1.500% due 07/01/2015		7,000	7,080
Western Union Co.
1.227% due 08/21/2015		500	503

			3,357,612

INDUSTRIALS 3.1%
AbbVie, Inc.
0.983% due 11/06/2015		2,500	2,522
1.200% due 11/06/2015		200	201
1.750% due 11/06/2017		200	201
Amgen, Inc.
1.875% due 11/15/2014		28,500	28,663
2.500% due 11/15/2016		29,600	30,673
Apple, Inc.
0.473% due 05/03/2018		15,400	15,415
AutoZone, Inc.
5.750% due 01/15/2015		12,900	13,264
Aviation Capital Group Corp.
3.875% due 09/27/2016		200	207
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,934
Bombardier, Inc.
4.250% due 01/15/2016		$13,500	14,006
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		12,000	12,031
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,599
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,421
Comcast Corp.
5.700% due 07/01/2019		7,278	8,533

ConAgra Foods, Inc.
5.819% due 06/15/2017		1,950	2,193
COX Communications, Inc.
5.450% due 12/15/2014		832	850
CSX Corp.
7.900% due 05/01/2017		15,500	18,039
Daimler Finance North America LLC
0.580% due 03/10/2017		88,500	88,653
0.829% due 01/09/2015		6,800	6,816
0.905% due 08/01/2016		6,100	6,159
1.650% due 04/10/2015		4,480	4,524
2.300% due 01/09/2015		3,010	3,038
DISH DBS Corp.
6.625% due 10/01/2014		31,754	32,191
7.125% due 02/01/2016		13,950	15,118
7.750% due 05/31/2015		24,233	25,732
Enterprise Products Operating LLC
5.600% due 10/15/2014		8,400	8,525
ERAC USA Finance LLC
6.200% due 11/01/2016		1,100	1,233
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,042
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015	EUR	500	741
General Electric Co.
0.850% due 10/09/2015		$10,300	10,354
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,298
HCA, Inc.
6.375% due 01/15/2015		12,938	13,278
6.500% due 02/15/2016		2,850	3,074
Kinder Morgan, Inc.
5.150% due 03/01/2015		775	793
Lennar Corp.
5.500% due 09/01/2014		8,800	8,864
5.600% due 05/31/2015		100	104
Louisiana-Pacific Corp.
7.500% due 06/01/2020		4,600	5,083
McKesson Corp.
1.292% due 03/10/2017		3,900	3,910
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		14,186	16,157
MGM Resorts International
6.625% due 07/15/2015		13,415	14,119
6.875% due 04/01/2016		2,908	3,177
7.500% due 06/01/2016		12,900	14,271
7.625% due 01/15/2017		5,375	6,087
10.000% due 11/01/2016		565	671
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016		1,600	1,609
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		7,700	7,720
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		2,739	3,068
Olin Corp.
6.750% due 06/15/2016		15,000	16,387
ONEOK Partners LP
2.000% due 10/01/2017		450	456
Petrobras International Finance Co.
3.875% due 01/27/2016		9,500	9,819
Pioneer Natural Resources Co.
6.875% due 05/01/2018		2,624	3,103
SABIC Capital BV
3.000% due 11/02/2015		2,300	2,367
Schlumberger Investment S.A.
0.780% due 09/12/2014		7,400	7,409
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	61,471
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		2,000	2,095
5.375% due 02/02/2018	GBP	12,600	23,537
6.421% due 06/20/2016		$27,240	30,000
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016		4,550	4,728
Time Warner Cable, Inc.
5.850% due 05/01/2017		9,500	10,690
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		742	836
UAL Pass-Through Trust
10.400% due 05/01/2018		669	761
United Airlines, Inc.
6.750% due 09/15/2015		3,250	3,287
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	69
Viacom, Inc.
1.250% due 02/27/2015		1,100	1,106

Volkswagen International Finance NV
0.829% due 11/20/2014	800	802
Woodside Finance Ltd.
4.500% due 11/10/2014	13,108	13,290

		718,374

UTILITIES 3.3%
AT&T, Inc.
0.654% due 03/30/2017	75,400	75,595
2.950% due 05/15/2016	26,177	27,217
BellSouth Corp.
5.200% due 09/15/2014	200	202
BP Capital Markets PLC
3.125% due 10/01/2015	100	103
4.500% due 10/01/2020	5,910	6,547
Consumers Energy Co.
6.700% due 09/15/2019	2,700	3,284
Dayton Power & Light Co.
1.875% due 09/15/2016	11,400	11,598
Duke Energy Corp.
3.950% due 09/15/2014	2,100	2,115
Electricite de France
6.500% due 01/26/2019	800	954
Enel Finance International NV
3.875% due 10/07/2014	7,300	7,359
KT Corp.
1.750% due 04/22/2017	40,100	40,243
Petrobras Global Finance BV
1.849% due 05/20/2016	87,500	87,827
PPL Energy Supply LLC
6.200% due 05/15/2016	5,145	5,533
Qtel International Finance Ltd.
3.375% due 10/14/2016	21,600	22,703
Qwest Corp.
7.200% due 11/10/2026	5,550	5,606
7.500% due 10/01/2014	1,700	1,729
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	3,000	3,037
5.832% due 09/30/2016	5,667	6,021
Shell International Finance BV
3.100% due 06/28/2015	3,100	3,185
Sprint Communications, Inc.
8.375% due 08/15/2017	12,500	14,641
9.125% due 03/01/2017	7,107	8,342
TECO Finance, Inc.
6.750% due 05/01/2015	6,000	6,304
Verizon Communications, Inc.
1.761% due 09/15/2016	263,517	270,922
1.981% due 09/14/2018	6,350	6,706
2.500% due 09/15/2016	145,400	149,938
3.650% due 09/14/2018	3,800	4,062

		771,773

Total Corporate Bonds & Notes (Cost $4,763,693)		4,847,759

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	2,235	2,278

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
3.093% due 03/01/2015	7,000	7,112

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	514
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	44,990	45,001

		45,515

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	4,442	4,512

Total Municipal Bonds & Notes (Cost $59,752)		59,417

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.212% due 12/25/2036	1,998	1,949

0.272% due 06/25/2034	525	510
0.352% due 10/27/2037	107,500	107,266
0.452% due 03/25/2037	4,386	4,379
0.500% due 03/25/2044	273	272
0.502% due 03/25/2037 - 07/25/2037	7,269	7,271
0.512% due 03/25/2037	405	405
0.532% due 07/25/2037	5,747	5,753
0.552% due 06/25/2032 - 09/25/2035	562	563
0.622% due 07/25/2037 - 12/25/2040	7,580	7,621
0.652% due 05/25/2039 - 09/25/2041	83,477	83,752
0.752% due 04/25/2022	4	4
0.802% due 12/25/2037	5,291	5,350
0.852% due 10/25/2037	14,466	14,632
0.881% due 11/01/2021	4,355	4,395
0.882% due 06/25/2040	1,826	1,847
0.892% due 03/25/2040	44,895	45,555
0.902% due 03/25/2038 - 01/25/2040	38,312	38,842
1.000% due 01/25/2043	7,894	7,382
1.002% due 02/25/2040	4,324	4,395
1.052% due 07/25/2039	5,385	5,485
1.324% due 07/01/2042 - 07/01/2044	1,166	1,192
1.346% due 03/01/2035	492	509
1.374% due 09/01/2041	90	94
1.375% due 01/01/2021	7	7
1.524% due 10/01/2030 - 11/01/2039	884	927
1.618% due 11/01/2017	5	5
1.780% due 03/01/2035	4,713	4,942
1.795% due 11/01/2018	1	1
1.876% due 07/01/2017	9	10
1.911% due 10/01/2034	1,568	1,653
1.950% due 08/01/2017	1	1
1.959% due 07/01/2018	3	3
1.967% due 11/01/2034	545	581
1.981% due 05/01/2035	873	910
1.995% due 06/01/2017	2	2
1.998% due 11/01/2017	8	8
2.039% due 01/01/2035	3,009	3,204
2.133% due 05/01/2035	2,538	2,719
2.184% due 09/01/2035	132	140
2.220% due 10/01/2035	2,915	3,125
2.221% due 11/01/2027	19	19
2.236% due 04/01/2034	478	504
2.238% due 07/01/2035	2,943	3,134
2.250% due 07/01/2017	7	7
2.254% due 08/01/2029	349	360
2.258% due 06/01/2035	746	788
2.276% due 06/01/2022	2	3
2.277% due 12/01/2033	198	209
2.288% due 08/01/2035	3,490	3,725
2.289% due 07/01/2035	2,272	2,419
2.296% due 09/01/2035	2,926	3,132
2.300% due 03/01/2035	793	803
2.321% due 03/01/2024	113	113
2.339% due 10/01/2024	98	99
2.381% due 02/01/2028	83	83
2.386% due 04/01/2024	36	36
2.417% due 09/01/2032	815	871
2.474% due 01/01/2024	64	64
2.482% due 08/01/2035	986	1,052
2.500% due 05/25/2028 (a)	32,993	3,501
2.614% due 06/01/2035	550	588
2.904% due 12/01/2017	6	7
2.992% due 07/25/2017	95	94
3.000% due 08/25/2042	1,868	1,759
4.250% due 05/25/2033	1,639	1,733
4.376% due 12/01/2036	103	110
4.381% due 02/01/2028	4	4
4.500% due 08/01/2018 - 01/01/2027	5,340	5,690
4.502% due 01/01/2028	21	23
4.508% due 09/01/2034	82	88
4.926% due 04/01/2018	144	154
5.000% due 12/25/2017 - 07/01/2044	17,454	19,239
5.343% due 11/01/2035	40	43
5.500% due 10/01/2017 - 11/01/2041	102,972	115,481
5.898% due 10/25/2042 (a)	67,512	15,638
5.913% due 12/25/2042	2,090	2,364
6.000% due 05/01/2016 - 04/01/2039	82,685	91,664
6.348% due 02/25/2037 (a)	27,845	4,265
6.498% due 01/25/2042 (a)	6,724	1,375
6.500% due 07/25/2023 - 03/01/2038	7,201	8,090
7.000% due 05/01/2026 - 04/01/2034	67	75
7.609% due 01/25/2043	6,491	6,126
8.000% due 11/25/2023 - 11/01/2031	999	1,196
8.500% due 04/01/2025	75	85
8.800% due 01/25/2019	27	30
9.000% due 03/25/2021 - 04/25/2021	89	100

9.250% due 10/25/2018	1	1
9.500% due 03/25/2020 - 11/01/2025	270	310
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	30,740	31,942
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	959	945
Freddie Mac
0.302% due 07/15/2019 - 08/15/2019	10,172	10,177
0.412% due 08/25/2031	1,990	1,946
0.432% due 09/25/2031	3,409	3,190
0.452% due 05/15/2036	7,078	7,064
0.482% due 02/15/2037	264	264
0.492% due 02/15/2037	229	229
0.552% due 06/15/2018	595	597
0.602% due 11/15/2030 - 10/15/2041	13,404	13,437
0.652% due 09/15/2041	34,453	34,483
0.762% due 07/15/2037	439	442
0.852% due 08/15/2037	798	811
0.872% due 09/15/2037	9,389	9,502
1.002% due 12/15/2039	60	61
1.007% due 01/15/2038	10,561	10,734
1.102% due 10/15/2020	15	15
1.152% due 03/15/2021	10	10
1.524% due 07/25/2044	590	589
1.562% due 11/25/2019 (a)	197,306	12,642
1.625% due 01/01/2017 - 03/01/2017	6	7
2.000% due 11/15/2026	160,159	162,249
2.006% due 02/01/2020	46	45
2.200% due 10/01/2027	15	15
2.250% due 11/01/2022 - 04/01/2035	4,268	4,511
2.251% due 04/01/2035	380	382
2.268% due 10/01/2035	3,781	4,005
2.302% due 04/01/2035	2,127	2,250
2.317% due 08/01/2035	7,461	7,965
2.336% due 06/01/2024	26	27
2.350% due 03/01/2035	288	289
2.363% due 03/01/2035	1,213	1,288
2.365% due 10/01/2023 - 11/01/2023	52	52
2.375% due 02/01/2023	1	1
2.385% due 12/01/2022	21	23
2.387% due 05/01/2037	109	117
2.418% due 07/01/2035	42	44
2.453% due 09/01/2023	6	6
2.482% due 07/01/2027	42	44
2.531% due 01/01/2024	26	27
2.629% due 04/01/2035	1,210	1,295
2.776% due 02/01/2037	75	81
2.929% due 08/15/2032	220	231
3.000% due 03/15/2027 - 05/15/2027 (a)	61,756	6,742
3.000% due 06/15/2036 - 03/15/2041	9,086	9,092
3.329% due 05/15/2040 (a)	30,443	30,905
4.000% due 01/15/2024 (a)	670	79
4.500% due 09/15/2018	5	5
5.000% due 01/01/2026 - 07/01/2041	1,248	1,393
5.500% due 07/01/2015 - 07/15/2034	1,830	2,008
5.798% due 08/15/2043 (a)	96,153	20,790
5.818% due 08/15/2043 (a)	96,153	20,868
6.000% due 02/01/2016 - 10/01/2035	1,049	1,097
6.318% due 07/15/2036 (a)	4,639	690
6.500% due 09/01/2014 - 07/25/2043	22,693	25,546
6.998% due 08/15/2036 (a)	15,122	2,238
7.000% due 01/01/2030 - 04/01/2032	27	32
7.500% due 07/15/2030	186	216
8.000% due 04/15/2021 - 12/01/2024	78	82
8.500% due 06/01/2022 - 11/01/2025	242	273
9.000% due 12/15/2020 - 08/01/2022	86	97
9.500% due 08/01/2016 - 09/01/2021	32	36
10.000% due 11/01/2016 - 05/15/2020	8	9
Ginnie Mae
0.702% due 12/16/2025	51	52
1.625% due 03/20/2017 - 07/20/2034	7,702	7,941
1.940% due 02/20/2041	19,427	19,623
2.000% due 09/20/2024 - 07/20/2030	783	813
2.500% due 11/20/2026	5	5
3.000% due 04/20/2016	1	1
4.000% due 03/20/2019	9	9
5.000% due 06/20/2032	29	29
5.500% due 10/17/2022	31	32
7.000% due 04/15/2026 - 06/15/2027	2	3
Small Business Administration
4.310% due 04/01/2029	18,134	19,546
5.110% due 04/01/2025	296	321
5.640% due 04/01/2026	7,877	8,704

Vendee Mortgage Trust
6.500% due 05/15/2029		19,796	22,592

Total U.S. Government Agencies (Cost $1,170,495)			1,190,818

U.S. TREASURY OBLIGATIONS 12.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018		1,472,663	1,521,445
0.125% due 04/15/2019		172,586	177,703
0.625% due 07/15/2021		263,138	277,200
1.125% due 01/15/2021 (j)		104,137	112,822
1.250% due 07/15/2020		122,172	133,926
1.375% due 01/15/2020 (j)(l)		42,971	47,140
2.000% due 07/15/2014 (j)(l)		320,389	321,140
2.375% due 01/15/2017		176,318	192,957
2.375% due 01/15/2025		712	862

Total U.S. Treasury Obligations (Cost $2,785,643)			2,785,195

MORTGAGE-BACKED SECURITIES 10.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		6,180	6,453
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		516	535
Aggregator of Loans Backed by Assets
2.808% due 12/16/2042	GBP	16,049	28,053
American Home Mortgage Assets Trust
0.362% due 10/25/2046		$18,447	12,212
0.692% due 11/25/2035		2,620	2,220
American Home Mortgage Investment Trust
0.442% due 02/25/2045		4,457	4,449
1.822% due 09/25/2045		207	199
2.322% due 02/25/2045		43,887	44,385
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	482	667
Banc of America Alternative Loan Trust
5.500% due 07/25/2033		$6,726	7,052
5.500% due 10/25/2033		15,157	15,696
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049		29,231	31,942
5.775% due 06/10/2049		3,400	3,746
Banc of America Funding Corp.
0.393% due 05/20/2035		4,875	4,569
0.432% due 07/25/2037		16,662	14,598
2.651% due 02/20/2036		3,129	3,155
2.689% due 05/25/2035		698	719
5.500% due 09/25/2035		3,479	3,611
Banc of America Mortgage Trust
2.719% due 05/25/2033		120	121
2.753% due 02/25/2035		551	555
2.767% due 09/25/2035		11,117	10,633
6.500% due 10/25/2031		951	1,007
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.506% due 07/10/2043		9,423	9,694
BCAP LLC Trust
0.312% due 03/26/2037		4,100	3,994
0.322% due 09/26/2035		7,926	7,822
0.402% due 07/26/2035		4,757	4,693
0.652% due 05/26/2035		3,523	3,262
0.961% due 11/26/2046		5,745	5,534
BCRR Trust
5.858% due 07/17/2040		1,450	1,603
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		352	358
2.344% due 02/25/2033		114	110
2.487% due 08/25/2033		2,111	2,124
2.504% due 04/25/2033		2,221	2,269
2.528% due 03/25/2035		577	586
2.564% due 01/25/2035		9	9
2.568% due 01/25/2035		1,911	1,877
2.580% due 03/25/2035		1,187	1,208
2.628% due 10/25/2036 ^		2,423	2,112
2.667% due 02/25/2033		415	396
2.685% due 08/25/2035 ^		6,135	5,410
2.723% due 08/25/2035		39,880	36,262
2.737% due 01/25/2034		33	33
2.744% due 08/25/2033		537	541
2.745% due 11/25/2030		29	29
4.974% due 03/25/2035		312	314
Bear Stearns Alt-A Trust
2.448% due 04/25/2035		14,309	13,806
2.510% due 09/25/2034		1,181	1,193
2.583% due 05/25/2035		1,709	1,681
2.790% due 09/25/2035		4,746	4,178
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,445	1,561

Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		9,582	8,021
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035		1,426	1,282
Citigroup Mortgage Loan Trust, Inc.
0.314% due 10/25/2046		4,800	4,523
2.200% due 09/25/2035		104	105
2.500% due 10/25/2035		382	379
2.623% due 03/25/2034		1,679	1,696
2.640% due 03/25/2036		13,868	13,065
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		181,289	194,953
5.481% due 01/15/2046		40,798	43,169
Countrywide Alternative Loan Trust
0.332% due 05/25/2047		7,938	6,910
0.432% due 02/25/2037		9,496	7,633
0.552% due 06/25/2036 ^		1,112	732
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035		2,604	2,408
2.376% due 02/20/2036		17,227	14,991
5.000% due 08/25/2019		449	457
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		40,778	44,298
5.383% due 02/15/2040		3,738	4,067
5.448% due 01/15/2049		122	122
5.858% due 03/15/2039		158,635	169,501
5.982% due 06/15/2038		14,901	15,938
6.051% due 09/15/2039		700	703
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		892	846
2.332% due 04/25/2034		13,087	13,531
2.574% due 10/25/2033		169	166
4.832% due 06/25/2032		56	56
Credit Suisse Mortgage Capital Certificates
0.377% due 02/27/2036		12,138	11,524
2.624% due 02/26/2036		4,939	4,771
2.659% due 09/26/2047		7,001	6,952
2.703% due 05/26/2036		3,047	3,085
2.952% due 08/28/2036		3,128	3,033
5.342% due 12/15/2043		200	215
DBRR Trust
0.853% due 02/25/2045		20,413	20,412
DLJ Acceptance Trust
11.000% due 08/01/2019		18	21
EMF-NL BV
1.327% due 07/17/2041	EUR	7,300	8,259
EMF-NL Prime BV
1.177% due 04/17/2041		3,000	2,884
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	13,468	23,037
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$608	600
2.237% due 09/25/2035		1,272	1,132
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		5,610	5,802
First Horizon Mortgage Pass-Through Trust
2.554% due 02/25/2035		521	524
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		73,708	80,956
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		13	12
Granite Master Issuer PLC
0.293% due 12/20/2054	EUR	5,756	7,845
0.293% due 12/20/2054		$37,549	37,266
0.313% due 12/20/2054	EUR	20,314	27,696
0.334% due 12/17/2054		$2,524	2,507
0.353% due 12/20/2054		32,231	32,010
0.413% due 12/20/2054		5,267	5,234
0.710% due 12/17/2054	GBP	1,850	3,150
0.714% due 12/20/2054		3,264	5,557
0.814% due 12/20/2054		27,644	47,115
Granite Mortgages PLC
0.934% due 09/20/2044		751	1,282
Great Hall Mortgages PLC
0.361% due 06/18/2039		$17,752	16,933
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	504
5.224% due 04/10/2037		95,978	99,483
5.444% due 03/10/2039		7,400	8,082
6.015% due 07/10/2038		20,437	21,907
GSR Mortgage Loan Trust
2.556% due 12/25/2034		214	213
2.652% due 09/25/2035		33,084	33,668
2.657% due 09/25/2035		2,224	2,249
2.676% due 09/25/2035		300	300
2.705% due 07/25/2035		2,073	1,880
6.000% due 03/25/2032		97	100

HarborView Mortgage Loan Trust
2.564% due 07/19/2035		6,708	6,312
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	20,137	33,617
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	6,104	8,364
IndyMac Mortgage Loan Trust
0.360% due 05/25/2046		$3,435	3,005
JPMorgan Chase Commercial Mortgage Securities Trust
4.878% due 01/15/2042		6,892	6,974
5.257% due 05/15/2047		82,307	87,419
5.397% due 05/15/2045		26,625	28,784
5.420% due 01/15/2049		2,166	2,368
5.708% due 03/18/2051		51,368	55,406
5.991% due 06/15/2049		18,945	20,860
JPMorgan Mortgage Trust
2.607% due 07/25/2035		421	423
2.615% due 04/25/2037 ^		1,173	948
2.634% due 07/25/2035		747	760
2.745% due 08/25/2035 ^		11,717	11,286
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		16,169	17,505
5.641% due 03/15/2039		28,493	30,504
5.866% due 09/15/2045		4,866	5,477
Mall Funding PLC
1.208% due 04/22/2017	GBP	2,962	5,063
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		$565	579
MASTR Alternative Loan Trust
4.500% due 11/25/2018		1,686	1,693
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,641	3,802
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/2035		941	899
Merrill Lynch Mortgage Trust
6.033% due 06/12/2050		1,267	1,330
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,334
Morgan Stanley Capital Trust
5.598% due 03/12/2044		23,932	25,183
Morgan Stanley Mortgage Loan Trust
0.412% due 04/25/2035		13,896	13,126
0.422% due 11/25/2035		2,717	2,682
0.472% due 01/25/2035		1,880	1,798
2.413% due 08/25/2034		1,047	1,017
5.500% due 11/25/2035		5,876	5,993
Morgan Stanley Re-REMIC Trust
5.997% due 08/15/2045		9,758	10,775
MortgageIT Trust
0.472% due 02/25/2035		1,988	1,955
Newgate Funding PLC
0.842% due 12/15/2050	EUR	2,500	3,342
Opteum Mortgage Acceptance Corp. Trust
0.562% due 11/25/2035		$45,890	45,118
Paine Webber CMO Trust
8.950% due 07/01/2018		1	1
Permanent Master Issuer PLC
2.028% due 07/15/2042	EUR	3,600	4,951
Prime Mortgage Trust
0.552% due 02/25/2019		$20	20
0.552% due 02/25/2034		1,466	1,386
Resecuritization Mortgage Trust
0.402% due 04/26/2021		20	19
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		199	186
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,329
Silverstone Master Issuer PLC
1.778% due 01/21/2055		10,000	10,107
SOMF Ltd.
0.688% due 04/22/2017	GBP	20,096	34,346
Structured Adjustable Rate Mortgage Loan Trust
2.467% due 02/25/2034		$132	134
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037		185	143
0.432% due 02/25/2036		4,093	3,303
0.485% due 10/19/2034		377	361
0.815% due 09/19/2032		2,508	2,468
9.161% due 06/25/2029		209	221
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032		62	61
2.346% due 06/25/2033		275	278
5.250% due 09/25/2034		2,837	2,876
Suntrust Adjustable Rate Mortgage Loan Trust
2.690% due 01/25/2037 ^		4,593	4,431

Thornburg Mortgage Securities Trust
2.321% due 12/25/2045		11,280	10,992
2.385% due 10/25/2045		17,092	16,787
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	14,272	19,283
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$10,420	10,356
0.292% due 06/15/2020		73,200	71,986
5.421% due 04/15/2047		1,668	1,671
5.509% due 04/15/2047		6,200	6,722
5.572% due 10/15/2048		15,491	16,720
5.749% due 07/15/2045		13,276	14,412
5.928% due 06/15/2049		468	477
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045		26,101	26,687
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		2,204	2,078
0.422% due 12/25/2045		6,880	6,511
0.442% due 10/25/2045		170	161
0.462% due 01/25/2045		198	196
0.522% due 11/25/2034		7,551	7,273
0.853% due 01/25/2047		5,743	5,396
1.123% due 08/25/2046		141	126
1.323% due 11/25/2042		924	908
1.523% due 06/25/2042		1,639	1,574
1.523% due 08/25/2042		1,369	1,321
1.932% due 02/27/2034		74	73
1.951% due 01/25/2047		3,853	3,614
2.201% due 09/25/2046		121	114
2.371% due 01/25/2036		541	519
2.407% due 03/25/2034		1,647	1,660
6.000% due 06/25/2034		2,250	2,387
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033		20	19
2.225% due 02/25/2033		109	109
Wells Fargo Commercial Mortgage Trust
2.278% due 10/15/2045 (a)		87,990	10,026
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		838	847
2.612% due 07/25/2036 ^		11,363	11,153
2.613% due 03/25/2035		634	653
2.613% due 03/25/2036		14,715	14,714
2.615% due 06/25/2034		20,299	20,772
2.615% due 12/25/2034		31,609	32,308
2.615% due 01/25/2035		3,293	3,299
2.615% due 04/25/2036		363	352
2.618% due 06/25/2035		50,803	51,518
2.619% due 12/25/2033		810	813
2.622% due 04/25/2036 ^		2,290	2,252
WFRBS Commercial Mortgage Trust
1.795% due 03/15/2044 (a)		197,233	12,165

Total Mortgage-Backed Securities (Cost $2,248,446)			2,303,314

ASSET-BACKED SECURITIES 4.7%
Academic Loan Funding Trust
0.952% due 12/27/2022		1,947	1,963
Access Group, Inc.
1.529% due 10/27/2025		5,524	5,568
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		6,848	6,555
0.390% due 09/25/2035		257	256
0.502% due 04/25/2035		7,356	7,182
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.602% due 10/25/2035		6,500	5,598
ALM Ltd.
1.466% due 07/18/2022		10,750	10,738
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.612% due 07/25/2035		6,900	6,527
0.652% due 09/25/2035		7,300	6,384
0.755% due 11/25/2034		4,287	4,284
1.500% due 02/25/2033		2,351	2,241
Amortizing Residential Collateral Trust
0.692% due 06/25/2032		59	54
0.732% due 07/25/2032		744	687
Apidos CDO Ltd.
0.488% due 07/27/2017		244	244
Asset-Backed Funding Certificates Trust
0.372% due 05/25/2037		2,521	2,353
Asset-Backed Securities Corp. Home Equity Loan Trust
0.382% due 05/25/2037		28,335	18,790
0.672% due 06/15/2031		4	4
Atrium
0.479% due 07/20/2020		9,136	9,045
Avenue CLO Ltd.
0.488% due 07/20/2018		3,600	3,603

Bear Stearns Asset-Backed Securities Trust
0.650% due 06/25/2035		4,697	4,624
0.832% due 09/25/2035		100	101
1.152% due 10/25/2037		17,882	16,735
1.152% due 11/25/2042		746	711
1.952% due 03/25/2043		4,466	4,159
BlueMountain CLO Ltd.
0.594% due 11/15/2017		10,000	9,969
0.694% due 11/15/2017		1,400	1,382
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	30,906	41,787
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		$2,596	2,597
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		10,629	10,397
Carrington Mortgage Loan Trust
0.252% due 06/25/2037		206	203
Centex Home Equity Loan Trust
0.772% due 09/25/2034		3,411	3,040
Central Park CLO Ltd.
1.426% due 07/23/2022		7,000	6,966
Citibank Omni Master Trust
2.902% due 08/15/2018		44,500	44,645
4.900% due 11/15/2018		16,800	17,081
Cornerstone CLO Ltd.
0.446% due 07/15/2021		33,200	32,755
Countrywide Asset-Backed Certificates
0.282% due 06/25/2047		1,442	1,442
0.332% due 09/25/2036		326	317
0.410% due 05/25/2036		897	897
0.490% due 04/25/2036		7,900	7,179
0.630% due 10/25/2035		4,490	4,431
0.770% due 08/25/2035		3,700	3,429
0.872% due 07/25/2034		5,300	5,007
0.902% due 03/25/2034		2,787	2,678
Credit Suisse First Boston Mortgage Securities Corp.
0.850% due 07/25/2032		12	10
Denali Capital CLO Ltd.
0.488% due 04/21/2020		2,837	2,843
Duane Street CLO Ltd.
0.455% due 11/14/2021		8,405	8,285
0.478% due 01/11/2021		3,286	3,256
Educational Services of America, Inc.
1.302% due 09/25/2040		31,122	31,667
EquiFirst Mortgage Loan Trust
0.632% due 01/25/2034		553	535
First Franklin Mortgage Loan Asset-Backed Certificates
0.977% due 05/25/2034		4,356	4,022
First Franklin Mortgage Loan Trust
0.602% due 06/25/2036		3,206	2,921
0.632% due 05/25/2035		2,800	2,598
First NLC Trust
0.857% due 12/25/2035		6,588	6,245
Flagship CLO
0.461% due 09/20/2019		3,749	3,729
Four Corners CLO Ltd.
0.504% due 01/26/2020		24,900	24,783
Franklin CLO Ltd.
0.491% due 06/15/2018		35,952	35,705
Fraser Sullivan CLO Ltd.
0.531% due 12/20/2020		500	489
Fremont Home Loan Trust
0.212% due 01/25/2037		295	133
0.632% due 07/25/2035		2,900	2,905
Galaxy CLO Ltd.
1.519% due 08/20/2022		10,600	10,556
Glacier Funding CDO Ltd.
0.553% due 11/12/2042		13,266	13,047
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		12,957	12,941
Grosvenor Place CLO BV
0.577% due 07/20/2021	EUR	254	347
GSAMP Trust
0.222% due 12/25/2036		$2,396	1,305
1.020% due 11/25/2034		4,489	4,150
Gulf Stream Compass CLO Ltd.
0.489% due 01/24/2020		788	789
Home Equity Asset Trust
0.432% due 08/25/2036		21,100	17,786
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		734	729
0.633% due 03/20/2036		11,000	10,411
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		63	33
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	3,122	4,238

Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		$3,118	3,119
ING Investment Management CLO Ltd.
0.479% due 12/13/2020		13,499	13,389
Inwood Park CDO Ltd.
0.453% due 01/20/2021		30,184	30,055
Jersey Street CLO Ltd.
0.478% due 10/20/2018		293	292
JPMorgan Mortgage Acquisition Corp.
0.332% due 02/25/2036		9,357	8,971
Jubilee CDO BV
0.626% due 08/21/2021	EUR	8,840	11,974
Landmark CDO Ltd.
0.501% due 07/15/2018		$12,537	12,547
Leopard CLO BV
0.677% due 04/21/2020	EUR	1,589	2,172
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		$597	545
0.977% due 06/25/2035		2,524	2,506
Madison Park Funding Ltd.
0.493% due 05/10/2019		5,076	5,076
0.643% due 05/10/2019		9,000	8,990
1.481% due 06/15/2022		7,800	7,783
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		9,140	9,219
Mercator CLO PLC
0.556% due 02/18/2024	EUR	14,113	19,132
Merrill Lynch Mortgage Investors Trust
0.352% due 08/25/2036		$8,241	8,083
0.442% due 08/25/2036		8,200	7,460
0.462% due 08/25/2036		5,000	4,342
0.462% due 12/25/2036		2,000	1,820
Mid-State Trust
4.864% due 07/15/2038		346	371
Morgan Stanley ABS Capital, Inc. Trust
0.857% due 12/25/2034		4,089	3,935
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		2,614	2,614
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036		22	12
MT Wilson CLO Ltd.
0.458% due 07/11/2020		6,440	6,426
Nautique Funding Ltd.
0.476% due 04/15/2020		8,971	8,876
New Century Home Equity Loan Trust
0.432% due 10/25/2035		4,916	4,837
0.482% due 02/25/2036		16,000	14,374
0.872% due 03/25/2035		9,695	8,462
Nob Hill CLO Ltd.
0.474% due 08/15/2018		1,976	1,972
Nomura Home Equity Loan, Inc.
0.642% due 05/25/2035		5,600	5,207
NovaStar Mortgage Funding Trust
0.522% due 01/25/2036		2,468	2,426
OCI Euro Fund BV
0.597% due 08/15/2024	EUR	7,200	9,611
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.432% due 12/25/2035		$10,695	9,674
Option One Mortgage Loan Trust
0.642% due 08/25/2035		2,800	2,316
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		168	171
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.452% due 08/25/2035		9,914	9,880
0.712% due 01/25/2036		2,100	2,026
RAAC Trust
0.632% due 03/25/2037		10,400	10,049
0.852% due 03/25/2034		823	791
Renaissance Home Equity Loan Trust
0.772% due 03/25/2034		2,717	2,556
0.852% due 08/25/2032		40	36
Residential Asset Securities Corp. Trust
0.552% due 12/25/2035		4,200	3,807
0.592% due 01/25/2036		5,500	4,920
0.602% due 09/25/2035		12,207	11,833
0.612% due 06/25/2031		58	54
0.947% due 01/25/2035		1,509	1,421
0.975% due 07/25/2034		3,145	2,812
4.470% due 03/25/2032		214	218
Saxon Asset Securities Trust
0.472% due 09/25/2047		7,400	6,013
0.945% due 03/25/2035		5,653	5,139
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		4,017	1,463
0.282% due 05/25/2037 ^		929	661

Silverado CLO Ltd.
0.628% due 04/11/2020		3,800	3,804
SLC Student Loan Trust
0.304% due 11/15/2021		6,863	6,860
SLM Private Education Loan Trust
0.902% due 10/16/2023		23,015	23,118
1.202% due 06/15/2023		29,931	30,112
1.252% due 12/15/2021		8,859	8,896
SLM Student Loan Trust
0.359% due 01/25/2019		5,671	5,666
0.379% due 01/25/2021		904	904
0.399% due 04/27/2020		7,430	7,423
0.411% due 03/15/2024		20,409	20,248
0.421% due 12/15/2023		9,000	8,898
0.502% due 12/15/2023	EUR	1,440	1,950
0.512% due 09/15/2021		1,912	2,616
0.512% due 06/17/2024		808	1,093
0.729% due 10/25/2017		$4,220	4,226
1.431% due 12/15/2033		655	662
1.729% due 04/25/2023		7,310	7,566
Soundview Home Loan Trust
0.212% due 11/25/2036		1,698	678
South Carolina Student Loan Corp.
0.777% due 03/01/2018		84	84
0.977% due 03/02/2020		900	906
1.227% due 09/03/2024		3,500	3,560
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		5,209	5,215
Stone Tower CLO Ltd.
0.456% due 04/17/2021		20,600	20,254
Structured Asset Investment Loan Trust
0.842% due 06/25/2035		3,200	3,085
0.857% due 03/25/2034		7,232	6,699
0.872% due 02/25/2035		6,500	6,174
1.052% due 09/25/2034		1,928	1,850
1.127% due 10/25/2033		15,468	14,818
Structured Asset Securities Corp.
0.752% due 02/25/2035		842	837
0.812% due 02/25/2035		1,408	1,302
Structured Asset Securities Corp. Mortgage Loan Trust
0.602% due 11/25/2035		5,000	4,318
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		373	347
4.930% due 01/25/2035		125	129
Venture CDO Ltd.
0.448% due 07/22/2021		3,300	3,254
0.458% due 01/20/2022		28,027	27,695
Wells Fargo Home Equity Asset-Backed Securities Trust
0.692% due 08/25/2035		2,900	2,724
Wood Street CLO BV
0.657% due 11/22/2021	EUR	9,677	13,144

Total Asset-Backed Securities (Cost $1,044,441)			1,074,619

SOVEREIGN ISSUES 16.6%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	300,000	2,958
2.125% due 10/01/2014	CHF	3,600	4,077
2.750% due 03/24/2016		9,200	10,488
3.875% due 04/07/2015	EUR	16,800	23,552
4.750% due 06/04/2018		3,100	4,719
Autonomous Community of Madrid
4.200% due 09/24/2014		9,600	13,262
Autonomous Community of Valencia
3.250% due 07/06/2015		3,800	5,320
4.375% due 07/16/2015		14,225	20,154
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	412,000	168,011
0.000% due 01/01/2017		144,000	49,475
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$600	623
Hydro-Quebec
1.375% due 06/19/2017		10,000	10,090
2.000% due 06/30/2016		157,600	161,875
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	219,800	303,649
2.250% due 05/15/2016		567,100	800,401
2.250% due 04/22/2017 (d)		24,437	34,835
2.550% due 10/22/2016 (d)		19,830	28,278
2.750% due 12/01/2015		27,300	38,577
3.000% due 06/15/2015		74,100	103,992
3.000% due 11/01/2015		34,800	49,244
3.750% due 08/01/2015		108,000	153,133
3.750% due 04/15/2016		15,900	23,004
3.750% due 08/01/2016		33,100	48,244
4.500% due 07/15/2015		322,000	459,584

Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		38,000	51,826
0.000% due 12/31/2015		35,800	48,631
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,500	2,617
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	45,667	3,987
4.500% due 11/22/2035 (d)		144,697	13,511
5.000% due 06/16/2016 (d)		44,641	3,785
Province of British Columbia
1.200% due 04/25/2017		$13,200	13,307
Province of Ontario
1.000% due 07/22/2016		40,800	41,093
1.600% due 09/21/2016		2,900	2,957
4.300% due 03/08/2017	CAD	17,600	17,739
Province of Quebec
4.500% due 12/01/2017		2,100	2,155
Republic of Korea
4.875% due 09/22/2014		$2,400	2,423
Spain Government International Bond
3.000% due 04/30/2015	EUR	54,800	76,752
3.150% due 01/31/2016		41,900	59,858
3.250% due 04/30/2016		192,100	276,425
3.300% due 07/30/2016		147,400	213,410
3.750% due 10/31/2015		87,000	124,515
4.000% due 07/30/2015		245,600	349,702
State of North Rhine-Westphalia
1.625% due 09/17/2014		$800	802

Total Sovereign Issues (Cost $3,797,199)			3,823,040

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		350,000	9,695
SLM Corp. CPI Linked Security
3.562% due 03/15/2017		4,100	100

Total Preferred Securities (Cost $9,893)			9,795

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 1.5%
Credit Suisse
0.465% due 03/17/2015		$15,300	15,300
Intesa Sanpaolo SpA
1.608% due 04/11/2016		157,200	158,730
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		124,600	124,147
1.601% due 06/21/2016		51,500	51,500

			349,677

COMMERCIAL PAPER 0.6%
Entergy Corp.
0.950% due 07/01/2014		27,000	27,000
Ford Motor Credit Co. LLC
0.880% due 07/14/2014		15,900	15,895
0.900% due 07/01/2014		8,800	8,800
0.900% due 08/05/2014		16,100	16,086
0.900% due 09/16/2014		75,000	74,921

			142,702

REPURCHASE AGREEMENTS (g) 0.0%		5,920

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014	46,800	46,800

U.S. TREASURY BILLS 0.0%
0.037% due 07/03/2014 - 12/26/2014 (c)(h)(j)(l)	1,782	1,782

Total Short-Term Instruments (Cost $545,155)		546,881

Total Investments in Securities (Cost $16,822,198)		17,039,670

	SHARES
INVESTMENTS IN AFFILIATES 29.3%
SHORT-TERM INSTRUMENTS 29.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.3%
PIMCO Short-Term Floating NAV Portfolio	1,358	14
PIMCO Short-Term Floating NAV Portfolio III	675,972,924	6,754,321

Total Short-Term Instruments (Cost $6,753,978)		6,754,335

Total Investments in Affiliates (Cost $6,753,978)		6,754,335

Total Investments 103.2% (Cost $23,576,176)		$23,794,005
Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $39,477)		32,432
Other Assets and Liabilities, net (3.3%)		(765,070)

Net Assets 100.0%		$23,061,367

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$30,009	0.13%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$5,920	Freddie Mac 2.000% due 01/30/2023	$(6,039)	$5,920	$5,920

Total Repurchase Agreements						$(6,039)	$5,920	$5,920

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $11,034 at a weighted average interest rate of (1.000%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Freddie Mac	5.000%	07/01/2044	$1,000	$(1,097)	$(1,107)
FOB	Fannie Mae	5.500%	07/01/2044	29,600	(32,902)	(33,119)
	Fannie Mae	6.000%	07/01/2044	12,000	(13,466)	(13,511)
GSC	Fannie Mae	5.500%	07/01/2044	23,000	(25,532)	(25,735)

Total Short Sales					$(72,997)	$(73,472)

(h)	Securities with an aggregate market value of $120 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	73,297	$17,442	$3,665	$0
90-Day Eurodollar June Futures	Long	06/2016	3,868	4,081	193	0
90-Day Eurodollar March Futures	Long	03/2016	7,588	4,021	474	0
90-Day Eurodollar September Futures	Long	09/2015	54,544	41,442	2,046	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	19,382	(2,268)	1,363	0

Total Futures Contracts				$64,718	$7,741	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin (5)
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation	Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2016	0.296%	$39,300	$597	$9	$0	$(6)
General Electric Capital Corp.	1.000%	06/20/2017	0.332%	19,600	419	31	0	(5)

					$1,016	$40	$0	$(11)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018		$231,165	$21,428	$5,063	$0	$(296)
CDX.HY-22 5-Year Index	5.000%	06/20/2019		385,506	33,973	6,670	0	(534)
CDX.IG-21 3-Year Index	1.000%	12/20/2016		160,300	2,971	286	0	(56)
CDX.IG-21 5-Year Index	1.000%	12/20/2018		244,600	5,304	1,453	0	(97)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		687,600	13,781	3,224	0	(312)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	174,350	4,466	2,159	0	(251)

					$81,923	$18,855	$0	$(1,546)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$142,400	$(1,215)	$65	$42	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		3,776,500	32,670	6,104	482	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		373,300	3,530	2,815	57	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		944,800	(37,298)	(84,535)	0	(5,623)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MX	N 610,000	1,822	141	966	0
Pay	28-Day MXN-TIIE	4.945%	06/24/2019		700,000	(3)	(3)	0	(3)
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		2,890,000	90	90	90	0
Pay	28-Day MXN-TIIE	4.960%	06/24/2019		1,400,000	69	69	69	0

						$(335)	$(75,254)	$1,706	$(5,626)

Total Swap Agreements						$82,604	$(56,359)	$1,706	$(7,183)

(5)	Unsettled variation margin liability of $(1,322) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $182,256 and cash of $83,861 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	5,619		$2,551	$8	$0
	07/2014	GBP	142,416		239,544	0	(4,187)
	07/2014		$2,500	BRL	5,619	43	0
	07/2014		337,613	EUR	248,477	2,627	0
	06/2015	EUR	101,337		$137,781	0	(1,228)
	06/2016		352,177		481,970	0	(4,588)
BPS	07/2014	BRL	22,627		10,170	0	(71)
	07/2014	EUR	29,935		40,582	0	(408)
	07/2014		$10,173	BRL	22,627	84	(16)
	07/2014		3,676	EUR	2,698	17	0
	07/2014		1,487	MXN	19,477	12	0
	08/2014		10,078	BRL	22,627	68	0
	08/2014		1,593	EUR	1,173	13	0
	10/2014		131,688	MXN	1,732,220	828	0
	06/2015	EUR	45,643		$61,901	0	(710)
BRC	07/2014		38,290		52,083	0	(347)
	07/2014	GBP	14,061		23,654	0	(410)
	07/2014	JPY	1,375,500		13,488	0	(89)
	07/2014		$323,654	EUR	238,585	3,041	0
	08/2014	CHF	12,239		$13,925	119	0
	08/2014		$311	DKK	1,665	0	(5)
	08/2014		1,940	GBP	1,140	11	0
	06/2015	EUR	57,904		$78,669	0	(761)
	06/2016		53,842		74,035	0	(369)
CBK	07/2014		32,211		43,790	0	(317)
	07/2014	JPY	22,800,267		224,056	0	(1,009)
	07/2014		$2,639	EUR	1,936	11	0
DUB	07/2014	EUR	4,025		$5,481	0	(30)
	07/2014		$40,333	EUR	29,744	396	0
	07/2014		263,756	GBP	155,196	1,847	0
	07/2014		238,327	JPY	24,175,767	316	0
	08/2014	GBP	155,196		$263,689	0	(1,843)
	08/2014	JPY	24,175,767		238,380	0	(323)
	06/2016	EUR	29,744		40,725	0	(366)
FBF	07/2014		77,416		105,372	0	(634)
	07/2014		$113,050	EUR	83,454	1,223	0
	06/2015	EUR	83,454		$113,271	0	(1,207)
	07/2015	BRL	3,525		1,448	0	(2)
GLM	08/2014		$83,118	BRL	185,602	99	0
	08/2014		20,829	MXN	274,366	242	0
	07/2015	BRL	202,517		$83,118	0	(185)
HUS	07/2014	EUR	2,411,425		3,279,429	0	(22,536)
	07/2014		$80,306	EUR	59,251	826	0
JPM	07/2014	BRL	133,266		$60,507	192	0
	07/2014	EUR	31,007		42,182	0	(276)
	07/2014		$59,534	BRL	133,266	781	0
	07/2014		2,092,852	EUR	1,539,428	15,087	0
	07/2014		2,171	GBP	1,281	21	0
	08/2014	BRL	133,266		$58,992	0	(759)
	08/2014	EUR	1,539,428		2,093,103	0	(15,106)
	08/2014	TRY	12,928		5,945	0	(103)
	07/2015	BRL	206,000		84,767	31	0
MSC	07/2014		$103,124	EUR	75,687	515	0
	08/2014	BRL	185,602		$83,092	0	(125)
	06/2016	EUR	75,687		104,096	0	(467)
NAB	07/2014		$302,662	EUR	222,720	2,309	0
	06/2015	EUR	114,974		$156,096	0	(1,620)
	06/2016		164,579		225,979	0	(1,422)
RBC	09/2014	CAD	22,017		20,253	0	(341)
UAG	07/2014	BRL	133,266		59,198	0	(1,117)
	07/2014		$60,455	BRL	133,266	43	(183)
	07/2014		165,630	EUR	122,329	1,875	0

Total Forward Foreign Currency Contracts						$32,685	$(63,160)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call -OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	07/28/2014	$385,100	$(385)	$(186)
	Put - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	07/28/2014	385,100	(2,311)	(203)

							$(2,696)	$(389)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$166,600	$(9,460)	$(6,773)

Total Written Options						$(12,156)	$(7,162)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.143%		$15,600	$(203)	$440	$237	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		9,200	(54)	130	76	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,900	(132)	91	0	(41)
	China Government International Bond	1.000%	12/20/2018	0.623%		15,000	147	104	251	0
	China Government International Bond	1.000%	06/20/2019	0.724%		28,400	216	168	384	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		8,700	92	(4)	88	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		300	(4)	9	5	0
	Japan Government International Bond	1.000%	09/20/2015	0.097%		100,000	1,653	(506)	1,147	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		14,000	239	(50)	189	0
	MetLife, Inc.	1.000%	09/20/2016	0.198%		46,300	529	315	844	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		8,000	176	(4)	172	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		8,600	71	23	94	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		10,300	(13)	221	208	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		38,900	(2,702)	1,563	0	(1,139)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	11,700	(139)	330	191	0
BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		$11,000	182	5	187	0
	Japan Government International Bond	1.000%	09/20/2015	0.097%		25,000	413	(126)	287	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		50,000	316	356	672	0
BRC	Bank of America Corp.	1.000%	03/20/2019	0.621%		5,400	61	35	96	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		40,300	648	512	1,160	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		10,000	(291)	432	141	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		19,800	(158)	321	163	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		63,900	(102)	656	554	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%		13,000	(122)	236	114	0
	China Government International Bond	1.000%	09/20/2015	0.152%		27,000	333	(42)	291	0
	China Government International Bond	1.000%	09/20/2016	0.258%		14,800	205	45	250	0
	China Government International Bond	1.000%	12/20/2018	0.623%		20,000	197	139	336	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,500	13	20	33	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		153,800	895	(225)	670	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		36,500	410	(40)	370	0
	General Motors Co.	5.000%	09/20/2016	0.669%		22,000	2,211	(62)	2,149	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		7,300	(175)	2	0	(173)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		7,100	27	45	72	0
	Japan Government International Bond	1.000%	06/20/2015	0.085%		16,600	258	(104)	154	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		20,400	358	(84)	274	0
	JPMorgan Chase & Co.	1.000%	06/20/2016	0.273%		50,000	739	(3)	736	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		79,500	1,354	(44)	1,310	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		30,300	221	488	709	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		19,700	(76)	289	213	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		15,000	(26)	350	324	0
	Morgan Stanley	1.000%	09/20/2014	0.161%		500	(14)	15	1	0
CBK	American International Group, Inc.	1.000%	03/20/2019	0.488%		22,000	214	310	524	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		16,400	(124)	260	136	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		4,700	(21)	61	40	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		33,500	(57)	347	290	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		16,500	(186)	286	100	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		2,500	(65)	21	0	(44)
	China Government International Bond	1.000%	03/20/2019	0.676%		20,500	108	203	311	0
	China Government International Bond	1.000%	06/20/2019	0.724%		26,300	204	153	357	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	6,500	91	133	224	0
	HSBC Bank PLC	1.000%	03/20/2019	0.783%		39,200	(391)	951	560	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		$3,400	(80)	(1)	0	(81)
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%		27,000	272	(213)	59	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		12,500	65	154	219	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		18,900	(18)	401	383	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		2,500	16	29	45	0
	U.S. Treasury Notes	0.250%	12/20/2014	0.050%	EUR	86,000	(767)	889	122	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%		$3,100	24	(17)	7	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		17,900	323	(18)	305	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		15,300	361	(4)	357	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		19,100	405	144	549	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		20,000	(48)	222	174	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		20,600	(220)	345	125	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		15,000	(681)	471	0	(210)
	China Government International Bond	1.000%	12/20/2018	0.623%		15,000	191	60	251	0
	China Government International Bond	1.000%	03/20/2019	0.676%		46,000	22	675	697	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		12,800	77	87	164	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		27,100	(2,192)	2,441	249	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.230%		12,000	(767)	1,000	233	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		80,000	665	(1)	664	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		42,100	445	(18)	427	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		28,400	426	10	436	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.288%		76,600	1,489	151	1,640	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		13,800	215	159	374	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	37,900	425	878	1,303	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		$3,200	(75)	101	26	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		300	(7)	0	0	(7)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%		37,400	412	(41)	371	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		27,000	314	(12)	302	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		14,300	319	(11)	308	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		34,100	503	294	797	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		42,300	(240)	840	600	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		7,400	36	93	129	0
FBF	American International Group, Inc.	1.000%	03/20/2019	0.488%		25,000	244	353	597	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		25,000	(205)	412	207	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		77,600	1,112	80	1,192	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		18,500	321	(16)	305	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		25,000	(205)	477	272	0
	MGM Resorts International	5.000%	06/20/2019	2.163%		10,000	1,185	148	1,333	0
GST	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		25,000	439	(13)	426	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		13,400	(68)	178	110	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		12,800	77	87	164	0
	Japan Government International Bond	1.000%	06/20/2015	0.085%		8,000	120	(46)	74	0
	Japan Government International Bond	1.000%	12/20/2016	0.168%		16,700	353	(3)	350	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		10,000	(507)	619	112	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		13,600	233	(9)	224	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		23,000	335	203	538	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		20,400	100	257	357	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%		2,500	(161)	77	0	(84)
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		5,600	33	8	41	0
	Vodafone Group PLC	1.000%	09/20/2015	0.116%		10,000	83	30	113	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		41,600	(339)	683	344	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		19,500	(93)	260	167	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		65,100	(94)	659	565	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		12,900	69	96	165	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		15,000	(339)	(16)	0	(355)
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		52,500	(111)	680	569	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		7,500	39	93	132	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		2,600	(56)	36	0	(20)
JPM	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		25,000	590	(7)	583	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		6,000	(57)	106	49	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		25,000	(1,163)	813	0	(350)
	China Government International Bond	1.000%	12/20/2018	0.623%		9,400	92	65	157	0
	China Government International Bond	1.000%	06/20/2019	0.724%		43,600	224	367	591	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		14,700	2,759	112	2,871	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		19,100	159	0	159	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	4,000	56	82	138	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		$6,800	(157)	(4)	0	(161)
	MetLife, Inc.	1.000%	06/20/2017	0.284%		54,400	1,190	(18)	1,172	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		8,600	48	103	151	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		6,000	(171)	187	16	0
	PSEG Power LLC	1.000%	12/20/2018	0.813%		24,200	134	71	205	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%		1,200	(69)	29	0	(40)
MYC	Bank of America Corp.	1.000%	03/20/2019	0.621%		7,400	83	48	131	0
	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	113,200	1,254	(26)	1,228	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		$10,600	(61)	149	88	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		16,400	(763)	533	0	(230)
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		25,000	390	288	678	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		7,000	24	46	70	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		79,800	339	(109)	230	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		25,000	420	164	584	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		18,300	(35)	406	371	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%		300	(17)	7	0	(10)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	11,600	(134)	323	189	0
SOG	HSBC Bank PLC	1.000%	12/20/2018	0.441%		10,000	140	204	344	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%		$1,900	(18)	34	16	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		14,700	236	(38)	198	0

							$17,494	$27,147	$47,586	$(2,945)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$75,042	$6,097	$(49)	$6,048	$0
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	27,600	2,760	(2,523)	237	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	95,000	10,159	(8,038)	2,121	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,900	4,512	(3,666)	846	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	46	(37)	9	0
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	99,764	(499)	143	0	(356)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,500	687	(564)	123	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	4,437	0	68	68	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	55,900	6,314	(5,066)	1,248	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	689	(553)	136	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	9,549	0	147	147	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,200	2,168	(1,762)	406	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	15,300	1,522	(1,391)	131	0

					$34,455	$(23,291)	$11,520	$(356)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	240,200	$213	$903	$1,116	$0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		38,000	2	(152)	0	(150)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	836,000	(200)	2,661	2,461	0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	214,900	(175)	1,175	1,000	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017		106,100	266	(2,387)	0	(2,121)
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	2,410,000	(20)	1,562	1,542	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		28,800	(17)	67	50	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		641,000	(188)	2,075	1,887	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		36,500	(23)	100	77	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		28,300	(6)	86	80	0
DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	12,000	3	(51)	0	(48)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		225,900	(191)	1,242	1,051	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		12,000	3	(51)	0	(48)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	65,600	(40)	179	139	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		92,300	(19)	280	261	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		86,600	(55)	208	153	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		917,100	(80)	2,778	2,698	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		30,800	(2)	89	87	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	240,200	214	904	1,118	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	29,200	(11)	73	62	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,500	(1)	42	41	0
MYC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015		2,410,000	(2)	1,544	1,542	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		343,000	23	987	1,010	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		43,800	(24)	116	92	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		81,000	(17)	246	229	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	46,100	31	(1,038)	0	(1,007)

							$(316)	$13,638	$16,696	$(3,374)

Total Swap Agreements							$51,633	$17,494	$75,802	$(6,675)

(l)	Securities with an aggregate market value of $6,002 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$396,922	$1,910	$398,832
Corporate Bonds & Notes
Banking & Finance	0	3,212,564	145,048	3,357,612
Industrials	0	713,709	4,665	718,374
Utilities	0	771,773	0	771,773
Municipal Bonds & Notes
Illinois	0	2,278	0	2,278
Minnesota	0	7,112	0	7,112
New Jersey	0	45,515	0	45,515
Texas	0	4,512	0	4,512
U.S. Government Agencies	0	1,189,873	945	1,190,818
U.S. Treasury Obligations	0	2,785,195	0	2,785,195
Mortgage-Backed Securities	0	2,282,890	20,424	2,303,314
Asset-Backed Securities	0	1,037,870	36,749	1,074,619
Sovereign Issues	0	3,823,040	0	3,823,040
Preferred Securities
Banking & Finance	9,795	0	0	9,795
Short-Term Instruments
Certificates of Deposit	0	349,677	0	349,677
Commercial Paper	0	142,702	0	142,702
Repurchase Agreements	0	5,920	0	5,920
Short-Term Notes	0	46,800	0	46,800
U.S. Treasury Bills	0	1,782	0	1,782
	$9,795	$16,820,134	$209,741	$17,039,670

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,754,335	$0	$0	$6,754,335

Total Investments	$6,764,130	$16,820,134	$209,741	$23,794,005

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(73,472)	$0	$(73,472)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,741	1,706	0	9,447
Over the counter	0	108,487	0	108,487
	$7,741	$110,193	$0	$117,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7,183)	0	(7,183)
Over the counter	0	(76,997)	0	(76,997)
	$0	$(84,180)	$0	$(84,180)

Totals	$6,771,871	$16,772,675	$209,741	$23,754,287

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.5%
CORPORATE BONDS & NOTES 28.4%
BANKING & FINANCE 18.5%
Bank of America Corp.
0.991% due 09/15/2026	$400	$359
4.500% due 04/01/2015	6,000	6,180
5.650% due 05/01/2018	1,300	1,474
6.500% due 08/01/2016	2,400	2,661
Bank of America N.A.
0.531% due 06/15/2017	2,500	2,473
0.695% due 11/14/2016	1,100	1,103
Citigroup, Inc.
1.189% due 07/25/2016	4,900	4,956
1.250% due 01/15/2016	1,300	1,308
1.700% due 07/25/2016	2,376	2,405
4.587% due 12/15/2015	6,540	6,896
General Electric Capital Corp.
0.457% due 01/14/2016	1,100	1,102
Goldman Sachs Group, Inc.
3.300% due 05/03/2015	7,300	7,463
HSBC Finance Corp.
0.657% due 06/01/2016	4,530	4,533
5.250% due 04/15/2015	13,200	13,686
John Deere Capital Corp.
0.351% due 06/15/2015	600	601
1.050% due 10/11/2016	6,873	6,910
JPMorgan Chase & Co.
0.847% due 02/26/2016	4,000	4,024
1.281% due 03/20/2015	400	403
4.750% due 03/01/2015	10,550	10,855
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016	700	698
6.000% due 10/01/2017	3,500	3,981
MassMutual Global Funding
2.000% due 04/05/2017	6,500	6,649
Metropolitan Life Global Funding
1.300% due 04/10/2017	1,100	1,103
Morgan Stanley
0.706% due 10/15/2015	1,300	1,303
1.509% due 04/25/2018	200	204
5.375% due 10/15/2015	3,100	3,283
New York Life Global Funding
0.576% due 05/23/2016	1,900	1,911
Prudential Covered Trust
2.997% due 09/30/2015	1,280	1,311
Toyota Motor Credit Corp.
0.516% due 05/17/2016	6,390	6,414
Union Bank N.A.
0.624% due 05/05/2017	1,900	1,900
Wachovia Corp.
0.501% due 06/15/2017	2,200	2,199
0.596% due 10/15/2016	1,600	1,598
Wells Fargo & Co.
0.428% due 10/28/2015	1,000	1,000
0.758% due 07/20/2016	800	806
1.250% due 07/20/2016	8,500	8,577
Wells Fargo Bank N.A.
0.508% due 07/20/2015	800	802

		123,131

INDUSTRIALS 6.3%
AbbVie, Inc.
0.983% due 11/06/2015	2,800	2,824
Amgen, Inc.
0.608% due 05/22/2017	3,900	3,905
Anheuser-Busch InBev Worldwide, Inc.
2.875% due 02/15/2016	1,495	1,551
4.125% due 01/15/2015	6,230	6,355
BMW U.S. Capital LLC
0.567% due 06/02/2017	6,000	5,984
Comcast Corp.
5.700% due 07/01/2019	100	117
Daimler Finance North America LLC
0.580% due 03/10/2017	2,700	2,705
0.905% due 08/01/2016	500	505

General Electric Co.
0.850% due 10/09/2015	1,900	1,910
Medtronic, Inc.
3.000% due 03/15/2015	2,015	2,054
Merck & Co., Inc.
0.700% due 05/18/2016	1,200	1,204
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	456
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016	2,000	2,012
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	200	200
PepsiCo, Inc.
0.425% due 07/30/2015	6,700	6,715
United Technologies Corp.
0.727% due 06/01/2015	3,700	3,717

		42,214

UTILITIES 3.6%
AT&T, Inc.
0.608% due 02/12/2016	3,000	3,010
0.900% due 02/12/2016	5,239	5,255
2.950% due 05/15/2016	100	104
Consumers Energy Co.
6.700% due 09/15/2019	100	122
Duke Energy Corp.
3.350% due 04/01/2015	565	578
Southern California Edison Co.
0.681% due 09/15/2014	1,300	1,301
Verizon Communications, Inc.
0.430% due 03/06/2015	4,280	4,282
1.761% due 09/15/2016	4,700	4,832
1.981% due 09/14/2018	200	211
2.500% due 09/15/2016	4,000	4,125

		23,820

Total Corporate Bonds & Notes (Cost $187,990)		189,165

MUNICIPAL BONDS & NOTES 0.2%
NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,100	1,100

Total Municipal Bonds & Notes (Cost $1,102)		1,100

U.S. GOVERNMENT AGENCIES 9.6%
Fannie Mae
0.502% due 07/25/2037	510	509
0.602% due 10/25/2030	56	56
0.732% due 06/25/2041	3,537	3,561
0.872% due 06/25/2037	1,010	1,022
0.892% due 03/25/2040	1,428	1,449
1.324% due 07/01/2042	139	144
1.374% due 09/01/2041	442	462
1.524% due 08/01/2030	113	118
2.039% due 01/01/2035	130	138
2.250% due 01/01/2024	38	38
2.289% due 07/01/2035	101	108
2.485% due 11/01/2034	748	802
2.614% due 06/01/2035	1,145	1,224
3.057% due 12/01/2034	432	453
4.000% due 01/25/2033	56	58
4.404% due 09/01/2028	78	84
4.500% due 08/01/2018 - 01/01/2036	5,520	5,904
5.000% due 01/01/2030	415	462
5.001% due 06/01/2015	2,178	2,226
5.500% due 01/01/2025 - 04/01/2041	3,297	3,665
5.913% due 12/25/2042	107	121
6.000% due 11/01/2016 - 10/01/2039	5,197	5,850
7.000% due 05/01/2029 - 04/01/2035	7,217	8,155
8.000% due 11/25/2023	61	70
9.250% due 10/25/2018	1	1
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	752	781
Freddie Mac
0.000% due 05/15/2037 (a)	2,732	2,566
0.302% due 07/15/2019 - 08/15/2019	321	322
0.552% due 06/15/2018	24	24
0.702% due 07/15/2041	2,531	2,546
0.762% due 07/15/2037	10,388	10,472
0.852% due 08/15/2037	1,361	1,383
0.872% due 05/15/2037	774	783

1.319% due 02/25/2045	425	434
2.000% due 11/15/2026	4,680	4,741
2.418% due 07/01/2035	182	194
2.465% due 07/01/2023	57	58
5.400% due 03/01/2035	76	79
6.000% due 02/01/2016 - 09/01/2016	16	15
6.500% due 07/25/2043	792	890
8.500% due 06/01/2025	3	4
Ginnie Mae
1.625% due 04/20/2022 - 07/20/2030	911	940
Small Business Administration
4.310% due 04/01/2029	652	703

Total U.S. Government Agencies (Cost $62,733)		63,615

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019	202	208
2.000% due 07/15/2014 (f)	31,565	31,639
U.S. Treasury Notes
0.109% due 04/30/2016	18,500	18,506

Total U.S. Treasury Obligations (Cost $50,312)		50,353

MORTGAGE-BACKED SECURITIES 15.8%
American Home Mortgage Investment Trust
2.173% due 10/25/2034	561	566
2.322% due 02/25/2045	249	252
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049	809	883
Banc of America Funding Corp.
2.689% due 05/25/2035	1,396	1,438
BCAP LLC Trust
0.322% due 09/26/2035	234	231
2.453% due 05/26/2036	2,438	2,465
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	660	673
2.234% due 04/25/2033	180	181
2.344% due 02/25/2033	6	5
2.528% due 03/25/2035	117	119
2.667% due 02/25/2033	23	22
2.737% due 01/25/2034	141	143
5.389% due 02/25/2036	109	103
Bear Stearns Alt-A Trust
2.583% due 05/25/2035	704	690
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	96	104
Citigroup Mortgage Loan Trust, Inc.
0.502% due 05/25/2037	269	265
2.200% due 09/25/2035	195	197
2.280% due 09/25/2035	218	219
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	5,263	5,660
5.481% due 01/15/2046	1,144	1,210
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036	731	636
2.465% due 02/20/2035	340	339
2.498% due 11/25/2034	196	185
2.665% due 11/19/2033	79	78
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,206	1,311
5.311% due 12/15/2039	37,600	40,618
5.383% due 02/15/2040	166	181
5.858% due 03/15/2039	4,528	4,838
5.982% due 06/15/2038	449	480
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032	52	50
4.832% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.659% due 09/26/2047	693	688
DBRR Trust
0.853% due 02/25/2045	588	588
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034	422	419
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,144	2,355
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	101
5.444% due 03/10/2039	700	764
6.015% due 07/10/2038	554	594
GSR Mortgage Loan Trust
2.243% due 06/25/2034	276	279
2.657% due 09/25/2035	1,390	1,406
HomeBanc Mortgage Trust
0.392% due 07/25/2035	3,536	3,284

Impac CMB Trust
0.502% due 02/25/2036	2,494	2,470
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	2,375	2,523
5.420% due 01/15/2049	95	104
5.708% due 03/18/2051	763	819
JPMorgan Mortgage Trust
2.815% due 04/25/2035	2,234	2,266
2.952% due 02/25/2035	14	14
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	479	518
5.641% due 03/15/2039	853	914
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034	2,189	2,242
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.012% due 08/15/2032	3,638	3,449
Merrill Lynch Mortgage Investors Trust
2.470% due 02/25/2035	472	474
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	440
Morgan Stanley Capital Trust
5.270% due 06/13/2041	322	322
5.598% due 03/12/2044	675	710
Morgan Stanley Re-REMIC Trust
4.970% due 04/16/2040	110	110
Prime Mortgage Trust
0.552% due 02/25/2019	1	1
0.552% due 02/25/2034	74	70
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037	509	394
0.405% due 07/19/2035	215	209
0.815% due 09/19/2032	139	137
9.161% due 06/25/2029	130	137
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	3	3
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	73	69
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	933	927
5.765% due 07/15/2045	4,137	4,412
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 07/25/2045	166	158
0.422% due 12/25/2045	197	188
0.442% due 10/25/2045	132	125
0.853% due 01/25/2047	177	166
1.193% due 01/25/2046	865	861
1.323% due 11/25/2042	30	30
1.523% due 06/25/2042	66	63
1.932% due 02/27/2034	346	344
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	843	848
2.618% due 06/25/2035	4,337	4,387

Total Mortgage-Backed Securities (Cost $105,134)		105,526

ASSET-BACKED SECURITIES 8.3%
Access Group, Inc.
0.459% due 07/25/2022	2,535	2,519
Accredited Mortgage Loan Trust
0.502% due 04/25/2035	6,006	5,864
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034	76	75
1.396% due 08/15/2033	735	696
1.802% due 03/15/2032	277	265
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037	584	546
Citibank Omni Master Trust
2.902% due 08/15/2018	4,200	4,214
4.900% due 11/15/2018	6,700	6,812
5.350% due 08/15/2018	6,700	6,741
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036	651	635
0.632% due 12/25/2031	100	74
0.680% due 05/25/2035	1,123	1,122
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	22	12
Educational Services of America, Inc.
1.302% due 09/25/2040	1,257	1,279
First Franklin Mortgage Loan Trust
0.592% due 04/25/2035	4,439	4,439
0.632% due 05/25/2035	100	93
Fremont Home Loan Trust
0.212% due 01/25/2037	11	5

GSAMP Trust
0.222% due 12/25/2036	76	41
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036	116	47
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034	60	55
Merrill Lynch Mortgage Investors Trust
0.442% due 08/25/2036	200	182
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035	560	569
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 03/25/2035	500	455
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^	114	41
SLM Private Education Loan Trust
0.902% due 10/16/2023	596	599
1.252% due 12/15/2021	344	345
1.252% due 08/15/2023	4,075	4,106
SLM Student Loan Trust
0.411% due 03/15/2024	6,321	6,271
0.421% due 12/15/2023	6,300	6,228
Structured Asset Investment Loan Trust
1.127% due 10/25/2033	454	435
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	23	22
Vanderbilt Mortgage Finance
0.801% due 05/07/2026	628	614

Total Asset-Backed Securities (Cost $55,613)		55,441

SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS (c) 5.6%		37,216

U.S. TREASURY BILLS 0.0%
0.028% due 08/07/2014 (d)	10	10

Total Short-Term Instruments (Cost $37,226)		37,226

Total Investments in Securities (Cost $500,110)		502,426

	SHARES
SHORT-TERM INSTRUMENTS 25.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.5%
PIMCO Short-Term Floating NAV Portfolio	211	2
PIMCO Short-Term Floating NAV Portfolio III	16,994,988	169,814

Total Short-Term Instruments (Cost $169,812)		169,816

Total Investments in Affiliates (Cost $169,812)		169,816

Total Investments 101.0% (Cost $669,922)		$672,242
Financial Derivative Instruments (e)(g) 0.4% (Cost or Premiums, net $876)		2,563
Other Assets and Liabilities, net (1.4%)		(9,001)

Net Assets 100.0%		$665,804

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BRC	0.130%	06/30/2014	07/01/2014	$18,400	U.S. Treasury Notes 2.000% due 02/28/2021	$(18,775)	$18,400	$18,400
JPS	0.200%	06/30/2014	07/01/2014	6,000	Federal Home Loan Bank 0.420% due 06/06/2016	(6,130)	6,000	6,000
MSC	0.150%	06/30/2014	07/01/2014	11,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(11,236)	11,000	11,000
SSB	0.000%	06/30/2014	07/01/2014	1,816	Freddie Mac 2.070% due 11/07/2022	(1,857)	1,816	1,816

Total Repurchase Agreements						$(37,998)	$37,216	$37,216

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	6.000%	07/01/2044	$3,000	$(3,366)	$(3,378)
GSC	Fannie Mae	5.500%	07/01/2044	2,000	(2,223)	(2,238)

Total Short Sales					$(5,589)	$(5,616)

(d)	Securities with an aggregate market value of $10 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,936	$1,173	$97	$0
90-Day Eurodollar June Futures	Long	06/2016	24	(6)	1	0
90-Day Eurodollar March Futures	Long	03/2016	24	(5)	1	0
90-Day Eurodollar September Futures	Long	09/2015	2,102	2,028	79	0

Total Futures Contracts				$3,190	$178	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation	Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2017	0.332%	$1,000	$22	$2	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$120,600	$1,043	$246	$16	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	27,800	263	219	4	0

					$1,306	$465	$20	$0

Total Swap Agreements					$1,328	$467	$20	$0

(f)	Securities with an aggregate market value of $2,120 and cash of $1,719 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over The Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	07/28/2014	$11,000	$(11)	$(5)
	Put - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	07/28/2014	11,000	(66)	(6)

Total Written Options							$(77)	$(11)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%	$7,300	$174	$37	$211	$0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	10,000	(381)	483	102	0
	MetLife, Inc.	1.000%	09/20/2016	0.198%	1,300	15	9	24	0
BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	1,800	30	1	31	0
BRC	Bank of America Corp.	1.000%	03/20/2019	0.621%	700	8	5	13	0
	Bank of America Corp.	1.000%	06/20/2019	0.656%	10,000	173	(5)	168	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	10,000	151	3	154	0
	JPMorgan Chase & Co.	1.000%	06/20/2019	0.545%	4,900	102	7	109	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	900	7	14	21	0
	MetLife, Inc.	1.000%	06/20/2019	0.532%	7,600	150	23	173	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%	500	11	4	15	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.288%	2,200	43	4	47	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%	2,000	31	23	54	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	500	8	3	11	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.105%	6,800	79	(2)	77	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%	1,100	21	5	26	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%	4,200	86	10	96	0
FBF	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	2,200	31	2	33	0
GST	Citigroup, Inc.	1.000%	06/20/2019	0.642%	10,000	138	37	175	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%	1,100	19	(1)	18	0
JPM	Berkshire Hathaway Finance Corp.	1.000%	09/20/2015	0.098%	10,000	(259)	373	114	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%	2,900	24	0	24	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	4,800	(270)	324	54	0

						$391	$1,359	$1,750	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$50,000	$576	$60	$636	$0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	2,818	(14)	4	0	(10)

					$562	$64	$636	$(10)

Total Swap Agreements					$953	$1,423	$2,386	$(10)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$123,131	$0	$123,131
Industrials	0	42,214	0	42,214
Utilities	0	23,820	0	23,820
Municipal Bonds & Notes
New Jersey	0	1,100	0	1,100
U.S. Government Agencies	0	63,615	0	63,615
U.S. Treasury Obligations	0	50,353	0	50,353
Mortgage-Backed Securities	0	104,938	588	105,526
Asset-Backed Securities	0	54,162	1,279	55,441
Short-Term Instruments
Repurchase Agreements	0	37,216	0	37,216
U.S. Treasury Bills	0	10	0	10
	$0	$500,559	$1,867	$502,426

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$169,816	$0	$0	$169,816

Total Investments	$169,816	$500,559	$1,867	$672,242

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,616)	$0	$(5,616)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	178	20	0	198
Over the counter	0	2,386	0	2,386
	$178	$2,406	$0	$2,584

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(21)	$0	$(21)

Totals	$169,994	$497,328	$1,867	$669,189

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.0%
BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,277	$2,297

Total Bank Loan Obligations (Cost $2,272)			2,297

CORPORATE BONDS & NOTES 34.3%
BANKING & FINANCE 25.1%
Ally Financial, Inc.
2.427% due 12/01/2014		600	602
2.750% due 01/30/2017		700	710
3.125% due 01/15/2016		100	103
4.625% due 06/26/2015		600	620
6.750% due 12/01/2014		200	205
8.300% due 02/12/2015		800	835
Banco do Brasil S.A.
4.500% due 01/22/2015		100	102
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	206
Banco Santander Chile
3.750% due 09/22/2015		400	412
Bank of America Corp.
0.554% due 08/15/2016		100	99
0.991% due 09/15/2026		100	90
1.500% due 10/09/2015		200	202
3.750% due 07/12/2016		600	631
4.500% due 04/01/2015		2,300	2,369
Bank of America N.A.
0.695% due 11/14/2016		500	501
Bank One Corp.
4.900% due 04/30/2015		1,500	1,552
Bankia S.A.
4.375% due 02/14/2017	EUR	100	147
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$300	314
Capital One Financial Corp.
1.000% due 11/06/2015		1,400	1,404
CIT Group, Inc.
4.750% due 02/15/2015		400	409
Citigroup, Inc.
0.904% due 11/15/2016		1,300	1,307
1.189% due 07/25/2016		2,600	2,630
2.650% due 03/02/2015		2,000	2,029
5.000% due 09/15/2014		100	101
6.375% due 08/12/2014		1,500	1,510
Commonwealth Bank of Australia
1.031% due 09/18/2015		200	202
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,500	3,689
Eksportfinans ASA
5.500% due 05/25/2016		$600	640
5.500% due 06/26/2017		400	430
Export-Import Bank of Korea
0.977% due 01/14/2017		500	504
1.250% due 11/20/2015		1,100	1,107
2.030% due 03/21/2015		200	202
First Horizon National Corp.
5.375% due 12/15/2015		100	106
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		900	917
3.000% due 06/12/2017		400	418
3.875% due 01/15/2015		700	713
3.984% due 06/15/2016		300	317
5.625% due 09/15/2015		200	212
7.000% due 04/15/2015		400	420
8.700% due 10/01/2014		2,000	2,042
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		1,500	1,517
HSBC Finance Corp.
5.250% due 04/15/2015		5,900	6,117
Industrial Bank of Korea
3.750% due 09/29/2016		800	848
International Lease Finance Corp.
5.750% due 05/15/2016		100	107
6.500% due 09/01/2014		1,700	1,715
7.125% due 09/01/2018		400	465

Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,440
JPMorgan Chase & Co.
0.847% due 02/26/2016		5,100	5,131
1.054% due 05/30/2017	GBP	1,200	2,027
1.100% due 10/15/2015		$200	201
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	700	956
Korea Development Bank
3.250% due 03/09/2016		$700	727
Metropolitan Life Global Funding
0.607% due 04/10/2017		1,000	1,003
1.300% due 04/10/2017		500	501
Nordea Bank AB
0.590% due 04/04/2017		700	701
Prudential Covered Trust
2.997% due 09/30/2015		400	410
Qatari Diar Finance Co.
3.500% due 07/21/2015		600	617
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		1,700	1,989
Shinhan Bank
0.880% due 04/08/2017		500	502
SLM Corp.
3.875% due 09/10/2015		1,200	1,230
5.000% due 04/15/2015		600	618
5.500% due 01/15/2019		200	213
6.250% due 01/25/2016		200	213
Springleaf Finance Corp.
5.750% due 09/15/2016		400	426
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		1,300	1,311
Union Bank N.A.
0.624% due 05/05/2017		900	900
0.984% due 09/26/2016		500	505
Wells Fargo & Co.
0.758% due 07/20/2016		2,000	2,014
3.676% due 06/15/2016		600	633
Wells Fargo Bank N.A.
0.380% due 06/02/2016		10,000	10,009
0.508% due 07/20/2015		600	602

			76,657

INDUSTRIALS 3.4%
21st Century Fox America, Inc.
5.300% due 12/15/2014		300	307
Apple, Inc.
0.473% due 05/03/2018		200	200
BMW U.S. Capital LLC
0.567% due 06/02/2017		2,600	2,593
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		200	201
CNPC General Capital Ltd.
1.450% due 04/16/2016		400	401
Comcast Corp.
5.700% due 07/01/2019		100	117
5.900% due 03/15/2016		600	654
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	206
General Mills, Inc.
0.527% due 01/29/2016		1,100	1,103
Humana, Inc.
6.450% due 06/01/2016		500	551
Kraft Foods Group, Inc.
1.625% due 06/04/2015		500	505
Kroger Co.
0.756% due 10/17/2016		800	802
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016		100	101
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		100	100
Schlumberger Investment S.A.
0.780% due 09/12/2014		100	100
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	722
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	800	1,495
6.421% due 06/20/2016		$200	220
Woodside Finance Ltd.
4.500% due 11/10/2014		100	101

			10,479

UTILITIES 5.8%
AT&T, Inc.
2.950% due 05/15/2016	100	104
5.500% due 02/01/2018	2,648	3,002
BP Capital Markets PLC
4.500% due 10/01/2020	100	111
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	111
Dayton Power & Light Co.
1.875% due 09/15/2016	200	203
Enel Finance International NV
3.875% due 10/07/2014	1,000	1,008
Orange S.A.
2.750% due 09/14/2016	2,700	2,802
Petrobras Global Finance BV
1.849% due 05/20/2016	1,000	1,004
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	315
Shell International Finance BV
0.293% due 11/10/2015	600	601
0.434% due 11/15/2016	500	501
Sprint Communications, Inc.
8.375% due 08/15/2017	1,400	1,640
9.125% due 03/01/2017	200	235
Verizon Communications, Inc.
1.761% due 09/15/2016	3,700	3,804
1.981% due 09/14/2018	100	106
2.500% due 09/15/2016	1,700	1,753
3.650% due 09/14/2018	200	214

		17,514

Total Corporate Bonds & Notes (Cost $103,266)		104,650

MUNICIPAL BONDS & NOTES 0.5%
NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,500	1,500

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	85	87

Total Municipal Bonds & Notes (Cost $1,587)		1,587

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.252% due 01/25/2021	42	42
0.352% due 10/27/2037	1,900	1,896
0.502% due 07/25/2037 - 09/25/2042	451	450
0.602% due 06/25/2021	4	4
0.732% due 06/25/2041	1,074	1,082
0.882% due 06/25/2040	357	361
0.892% due 03/25/2040	485	492
0.902% due 01/25/2040	461	467
1.000% due 01/25/2043	112	105
1.052% due 06/25/2021 - 09/25/2021	75	76
1.324% due 07/01/2042	26	26
1.374% due 09/01/2041	80	84
1.524% due 09/01/2040	6	6
1.967% due 11/01/2034	15	16
1.979% due 11/01/2035	17	18
1.981% due 05/01/2035	24	25
2.250% due 11/01/2035	54	58
2.289% due 07/01/2035	18	20
2.300% due 03/01/2035	5	5
2.482% due 08/01/2035	150	160
2.944% due 08/01/2029	65	69
3.500% due 02/25/2043 (a)	2,950	504
5.000% due 04/01/2028 - 07/25/2040	1,347	1,441
5.500% due 01/01/2025 - 07/01/2044	1,815	2,003
5.750% due 10/25/2035	48	52
5.807% due 02/01/2031	23	25
5.913% due 12/25/2042	10	11
6.000% due 03/01/2017 - 05/01/2037	109	119
7.500% due 07/25/2022	27	30
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	597	595
2.980% due 12/06/2020	316	329

Freddie Mac
0.192% due 12/25/2036		142	142
0.302% due 07/15/2019 - 08/15/2019		116	116
0.552% due 06/15/2018		7	7
0.602% due 11/15/2030		4	4
0.862% due 10/15/2037		179	181
1.319% due 02/25/2045		61	62
2.000% due 11/15/2026		1,922	1,947
2.275% due 06/01/2035		108	115
2.375% due 08/01/2035		127	135
2.418% due 07/01/2035		39	42
5.000% due 12/01/2025 - 07/01/2044		555	614
6.000% due 03/01/2016 - 08/01/2016		6	6
6.500% due 07/25/2043		97	109
7.000% due 04/15/2023		13	15
Ginnie Mae
0.702% due 12/16/2025		4	4
1.625% due 06/20/2027 - 02/20/2032		38	39
1.940% due 02/20/2041		213	216
2.000% due 05/20/2030		25	26
13.194% due 12/20/2032		14	15

Total U.S. Government Agencies (Cost $14,172)			14,366

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019		202	209
1.375% due 01/15/2020 (f)		548	601
2.000% due 07/15/2014 (f)(h)		2,389	2,395

Total U.S. Treasury Obligations (Cost $3,225)			3,205

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
2.173% due 10/25/2034		101	102
2.322% due 02/25/2045		31	31
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049		323	353
Banc of America Funding Corp.
0.432% due 07/25/2037		209	183
2.689% due 05/25/2035		620	639
Banc of America Mortgage Trust
2.843% due 08/25/2034		407	410
6.576% due 03/25/2033		407	408
BCAP LLC Trust
0.322% due 09/26/2035		78	77
5.185% due 09/28/2036		897	895
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033		22	22
2.344% due 02/25/2033		1	1
2.667% due 02/25/2033		2	2
2.685% due 08/25/2035 ^		79	70
2.737% due 01/25/2034		22	22
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		126	123
2.790% due 09/25/2035		30	27
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		96	104
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		790	793
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037		108	68
2.500% due 05/25/2035		41	41
2.500% due 10/25/2035		27	27
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		2,024	2,177
5.481% due 01/15/2046		490	519
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036		115	100
2.465% due 02/20/2035		125	125
2.498% due 11/25/2034		75	71
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		637	691
5.383% due 02/15/2040		249	271
5.448% due 01/15/2049		1	1
5.858% due 03/15/2039		1,784	1,906
5.982% due 06/15/2038		168	180
Credit Suisse Mortgage Capital Certificates
2.653% due 09/27/2036		756	762
2.659% due 09/26/2047		693	688
DBRR Trust
0.853% due 02/25/2045		214	214
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		91	92
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	146	250

First Horizon Alternative Mortgage Securities Trust
2.241% due 01/25/2035		$535	536
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		970	1,065
GMAC Mortgage Corp. Loan Trust
2.697% due 11/19/2035		51	49
Granite Master Issuer PLC
0.293% due 12/20/2054		457	454
0.353% due 12/20/2054		65	65
0.814% due 12/20/2054	GBP	87	148
Granite Mortgages PLC
0.934% due 09/20/2044		32	55
Great Hall Mortgages PLC
0.361% due 06/18/2039		$291	278
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	101
GSR Mortgage Loan Trust
2.243% due 06/25/2034		39	40
2.657% due 09/25/2035		208	211
5.017% due 11/25/2035		267	267
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	281	469
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$950	1,009
5.397% due 05/15/2045		338	366
5.708% due 03/18/2051		286	307
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		70	65
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		213	230
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		190	182
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/2035		16	15
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	330
Morgan Stanley Capital Trust
5.598% due 03/12/2044		289	304
Prime Mortgage Trust
0.552% due 02/25/2034		8	8
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		96	78
2.467% due 02/25/2034		112	114
2.472% due 08/25/2034		172	170
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037		185	143
0.405% due 07/19/2035		68	66
0.432% due 02/25/2036		39	31
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032		2	2
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		411	391
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	190	257
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$109	108
0.292% due 06/15/2020		900	885
5.749% due 07/15/2045		172	186
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045		36	34
0.442% due 10/25/2045		227	215
0.522% due 11/25/2034		111	107
0.853% due 01/25/2047		44	41
1.523% due 06/25/2042		32	30
2.201% due 09/25/2046		81	76
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041		5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 06/25/2035		280	285
2.615% due 10/25/2035		1,061	1,072

Total Mortgage-Backed Securities (Cost $22,990)			23,299

ASSET-BACKED SECURITIES 7.1%
ACA CLO Ltd.
0.479% due 07/25/2018		17	17
Aimco CLO
0.478% due 10/20/2019		272	271
ALM Ltd.
1.466% due 07/18/2022		300	300
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.892% due 03/25/2035		3,000	2,362
Avenue CLO Ltd.
0.488% due 07/20/2018		44	44

Avoca CLO PLC
0.600% due 01/16/2023	EUR	169	230
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037		$243	228
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	282	382
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		$187	187
Citibank Omni Master Trust
2.902% due 08/15/2018		200	201
Countrywide Asset-Backed Certificates
0.632% due 12/25/2031		17	12
0.892% due 12/25/2034		2,372	2,271
Educational Services of America, Inc.
1.302% due 09/25/2040		359	365
Four Corners CLO Ltd.
0.504% due 01/26/2020		415	413
Franklin CLO Ltd.
0.491% due 06/15/2018		375	372
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		4	2
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		405	404
Gulf Stream Compass CLO Ltd.
0.489% due 01/24/2020		94	94
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		522	521
Hewett’s Island CDO Ltd.
0.451% due 06/09/2019		664	661
JPMorgan Mortgage Acquisition Corp.
0.382% due 05/25/2035		1,330	1,295
Jubilee CDO BV
0.626% due 08/21/2021	EUR	96	129
Landmark CDO Ltd.
0.501% due 07/15/2018		$131	131
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		6	6
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		72	73
MASTR Asset-Backed Securities Trust
0.902% due 12/25/2034 ^		3,441	3,157
Mercator CLO PLC
0.556% due 02/18/2024	EUR	159	216
Morgan Stanley ABS Capital, Inc. Trust
0.202% due 07/25/2036		$21	10
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		63	63
MT Wilson CLO Ltd.
0.458% due 07/11/2020		285	284
New Century Home Equity Loan Trust
0.432% due 10/25/2035		171	168
Nob Hill CLO Ltd.
0.474% due 08/15/2018		152	152
OCI Euro Fund BV
0.597% due 08/15/2024	EUR	300	401
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		$402	399
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.432% due 12/25/2035		130	117
Pacifica CDO Corp.
0.488% due 01/26/2020		100	99
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		224	228
Prospero CLO BV
0.567% due 10/20/2022	EUR	1,426	1,930
RAAC Trust
0.632% due 03/25/2037		$200	193
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		57	21
Silverado CLO Ltd.
0.628% due 04/11/2020		400	400
SLC Student Loan Trust
0.304% due 11/15/2021		30	31
SLM Private Education Loan Trust
0.902% due 10/16/2023		298	299
1.252% due 12/15/2021		115	115
SLM Student Loan Trust
0.371% due 03/15/2017		6	6
0.411% due 03/15/2024		271	269
0.421% due 12/15/2023		100	99
0.502% due 12/15/2023	EUR	403	546
1.729% due 04/25/2023		$86	89
South Carolina Student Loan Corp.
0.977% due 03/02/2020		300	302
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		54	54

Stone Tower CLO Ltd.
0.456% due 04/17/2021		500	492
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		49	47
0.857% due 03/25/2034		168	155
1.127% due 10/25/2033		175	167
Wood Street CLO BV
0.657% due 11/22/2021	EUR	116	158

Total Asset-Backed Securities (Cost $21,413)			21,638

SOVEREIGN ISSUES 17.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	609
Autonomous Community of Valencia
3.250% due 07/06/2015		300	420
Hydro-Quebec
2.000% due 06/30/2016		$1,800	1,849
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	2,600	3,592
2.250% due 05/15/2016		8,100	11,432
2.250% due 04/22/2017 (b)		100	143
2.750% due 12/01/2015		200	283
3.000% due 06/15/2015		1,000	1,403
3.000% due 11/01/2015		100	142
3.750% due 08/01/2015		4,000	5,672
3.750% due 04/15/2016		100	145
3.750% due 08/01/2016		400	583
4.500% due 07/15/2015		4,000	5,709
4.750% due 05/01/2017		100	152
4.750% due 06/01/2017		200	304
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		300	409
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	513	45
5.000% due 06/16/2016 (b)		1,026	87
Province of Ontario
0.950% due 05/26/2015		$1,700	1,711
1.100% due 10/25/2017		3,400	3,387
Spain Government International Bond
3.000% due 04/30/2015	EUR	700	980
3.150% due 01/31/2016		800	1,143
3.250% due 04/30/2016		1,700	2,446
3.300% due 07/30/2016		300	434
3.750% due 10/31/2015		1,700	2,433
4.000% due 07/30/2015		4,400	6,265

Total Sovereign Issues (Cost $51,292)			51,778

SHORT-TERM INSTRUMENTS 4.0%
CERTIFICATES OF DEPOSIT 2.3%
Credit Suisse
0.465% due 03/17/2015		$200	200
0.644% due 12/07/2015		1,000	1,001
Intesa Sanpaolo SpA
1.608% due 04/11/2016		2,000	2,019
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		1,200	1,196
Royal Bank of Canada
1.370% due 05/07/2015	CAD	2,800	2,623

			7,039

COMMERCIAL PAPER 1.1%
Ford Motor Credit Co. LLC
0.720% due 03/03/2015		$1,200	1,194
0.880% due 07/14/2014		100	100
0.900% due 08/05/2014		100	100
0.900% due 09/16/2014		200	200
Macquarie Bank Ltd.
0.559% due 05/01/2015		1,900	1,900

			3,494

REPURCHASE AGREEMENTS (d) 0.4%			1,362

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		500	500

Total Short-Term Instruments (Cost $12,321)			12,395

Total Investments in Securities (Cost $232,538)			235,215

	SHARES
INVESTMENTS IN AFFILIATES 26.6%
SHORT-TERM INSTRUMENTS 26.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.6%
PIMCO Short-Term Floating NAV Portfolio	89	1
PIMCO Short-Term Floating NAV Portfolio III	8,127,014	81,205

Total Short-Term Instruments (Cost $81,205)		81,206

Total Investments in Affiliates (Cost $81,205)		81,206

Total Investments 103.6% (Cost $313,743)		$316,421
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $372)		420
Other Assets and Liabilities, net (3.7%)		(11,394)

Net Assets 100.0%		$305,447

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,362	Fannie Mae 2.120% due 11/07/2022	$(1,390)	$1,362	$1,362

Total Repurchase Agreements						$(1,390)	$1,362	$1,362

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,045	$109	$52	$0
90-Day Eurodollar December Futures	Long	12/2016	4	1	0	0
90-Day Eurodollar June Futures	Long	06/2016	22	(1)	1	0
90-Day Eurodollar March Futures	Long	03/2016	141	34	9	0
90-Day Eurodollar September Futures	Long	09/2015	643	355	24	0
90-Day Eurodollar September Futures	Long	09/2016	13	2	1	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	232	(27)	16	0

Total Futures Contracts				$473	$103	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019		$8,217	$724	$144	$0	$(11)
CDX.IG-21 3-Year Index	1.000%	12/20/2016		1,900	35	3	0	(1)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		11,700	234	65	0	(5)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	2,150	55	27	0	(3)

					$1,048	$239	$0	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$2,500	$(21)	$1	$1	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		44,800	388	80	6	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		3,300	31	5	0	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		2,600	280	124	0	(14)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		7,900	(312)	(625)	0	(47)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	22,000	65	5	31	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		120,000	4	4	4	0

						$435	$(406)	$42	$(61)

Total Swap Agreements						$1,483	$(167)	$42	$(81)

(f)	Securities with an aggregate market value of $2,088 and cash of $905 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014		$5,293	EUR	3,895	$41	$0
	05/2015	CAD	2,762		$2,517	0	(53)
	06/2015	EUR	1,498		2,037	0	(18)
	06/2016		4,446		6,088	0	(55)
BPS	07/2014	BRL	225		102	0	0
	07/2014	EUR	494		670	0	(7)
	07/2014		$100	BRL	225	2	0
	06/2015	EUR	676		$917	0	(11)
BRC	07/2014		1,813		2,466	0	(16)
	07/2014	JPY	20,400		200	0	(1)
	07/2014		$4,857	EUR	3,580	45	0
	09/2014	CAD	49		$45	0	(1)
	09/2014	GBP	1,707		2,865	0	(55)
	06/2015	EUR	855		1,162	0	(11)
	06/2016		877		1,206	0	(6)
CBK	07/2014		204		276	0	(3)
DUB	07/2014		2,816		3,840	0	(16)
	07/2014		$595	EUR	439	6	0
	06/2016	EUR	439		$601	0	(5)
FBF	07/2014		765		1,041	0	(6)
	07/2014		$36,960	EUR	27,103	153	0
	08/2014	EUR	25,871		$35,295	0	(134)
	09/2014	GBP	892		1,497	0	(28)
	06/2015	EUR	1,232		1,672	0	(18)
GLM	07/2014		33,273		45,569	8	0
	08/2014	MXN	2,150		163	0	(2)
	09/2014		$2,185	MXN	28,509	1	(1)
HUS	07/2014		1,189	EUR	877	12	0
JPM	07/2014	BRL	382		$173	1	0
	07/2014	EUR	1,062		1,444	0	(10)
	07/2014	JPY	254,525		2,499	0	(13)
	07/2014		$171	BRL	382	2	0
	07/2014		2,707	JPY	274,925	7	0
	08/2014	BRL	382		$169	0	(2)
	08/2014	JPY	274,925		2,708	0	(7)
	08/2014		$1,078	EUR	793	8	0
MSC	07/2014		1,525		1,119	8	0
	06/2016	EUR	1,119		$1,539	0	(7)
NAB	07/2014		$4,640	EUR	3,414	35	0
	06/2015	EUR	859		$1,168	0	(10)
	06/2016		2,555		3,509	0	(22)
UAG	07/2014	BRL	786		350	0	(6)
	07/2014		$355	BRL	786	1	(1)
	08/2014		179		404	2	0

Total Forward Foreign Currency Contracts						$332	$(525)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	07/28/2014	$4,900	$(5)	$(2)
	Put - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	07/28/2014	4,900	(29)	(3)

							$(34)	$(5)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$2,000	$(114)	$(81)

Total Written Options						$(148)	$(86)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.143%		$200	$(3)	$6	$3	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		200	(1)	3	2	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(5)	3	0	(2)
	China Government International Bond	1.000%	06/20/2019	0.724%		400	3	2	5	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		100	1	0	1	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		400	7	(1)	6	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		900	(16)	21	5	0
	MetLife, Inc.	1.000%	09/20/2016	0.198%		500	6	3	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		100	0	2	2	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		500	(35)	20	0	(15)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	200	(2)	6	4	0
BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		$800	13	0	13	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%	EUR	900	(17)	22	5	0
BRC	Brazil Government International Bond	1.000%	06/20/2016	0.577%		$500	(1)	5	4	0
	China Government International Bond	1.000%	09/20/2015	0.152%		300	4	0	4	0
	China Government International Bond	1.000%	09/20/2016	0.258%		200	3	1	4	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		2,000	12	(3)	9	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		100	(2)	0	0	(2)
	Japan Government International Bond	1.000%	06/20/2015	0.085%		400	6	(2)	4	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		1,000	17	0	17	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		400	3	6	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		100	1	0	1	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		200	(1)	3	2	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		200	(2)	3	1	0
	China Government International Bond	1.000%	03/20/2019	0.676%		300	2	3	5	0
	HSBC Bank PLC	1.000%	03/20/2019	0.783%	EUR	500	(5)	12	7	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		$100	(2)	2	0	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		200	0	4	4	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		200	4	2	6	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		200	0	2	2	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		300	(3)	5	2	0
	China Government International Bond	1.000%	12/20/2018	0.623%		200	3	1	4	0
	China Government International Bond	1.000%	03/20/2019	0.676%		600	0	9	9	0
	China Government International Bond	1.000%	06/20/2019	0.724%		300	2	2	4	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		300	(24)	27	3	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		500	5	0	5	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.288%		1,000	19	2	21	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	400	4	9	13	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		$200	(5)	0	0	(5)
	MetLife, Inc.	1.000%	03/20/2019	0.499%		200	3	1	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		500	(3)	10	7	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		100	0	1	1	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.105%		2,700	31	(1)	30	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		500	9	2	11	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		2,100	43	5	48	0
FBF	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		1,000	14	1	15	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		1,300	23	(1)	22	0
GST	MetLife, Inc.	1.000%	06/20/2016	0.186%		1,000	17	(1)	16	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		300	1	4	5	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		100	1	0	1	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		600	(6)	11	5	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		200	(1)	3	2	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		700	(1)	7	6	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		200	2	1	3	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		100	0	1	1	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		100	(2)	1	0	(1)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		100	(1)	2	1	0
	China Government International Bond	1.000%	12/20/2018	0.623%		700	7	5	12	0
	China Government International Bond	1.000%	06/20/2019	0.724%		500	3	4	7	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		1,300	11	0	11	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		100	(2)	0	0	(2)
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		100	1	1	2	0
	PSEG Power LLC	1.000%	12/20/2018	0.813%		200	1	0	1	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	1,500	17	0	17	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		$100	(1)	1	0	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		500	(23)	16	0	(7)
	Italy Government International Bond	1.000%	09/20/2019	0.948%		1,000	4	(1)	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		200	0	4	4	0
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	100	(1)	3	2	0

								Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$500	(5)	9	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	400	6	(1)	5	0

						$141	$269	$444	$(34)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$990	$80	$(1)	$79	$0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	87	(64)	23	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,221	(6)	2	0	(4)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	200	25	(21)	4	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	78	(62)	16	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	96	0	1	1	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	113	(93)	20	0

					$377	$(238)	$143	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	3,100	$2	$12	$14	$0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		2,700	(2)	15	13	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017		1,100	3	(25)	0	(22)
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	30,000	0	19	19	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		300	0	1	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		5,000	(2)	16	14	0
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	2,900	(2)	16	14	0
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		300	0	(7)	0	(7)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	900	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,600	(1)	29	28	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	3,100	3	12	15	0
MYC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	30,000	0	19	19	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		4,000	0	12	12	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	1	(36)	0	(35)

							$1	$85	$150	$(64)

Total Swap Agreements							$519	$116	$737	$(102)

(h)	Securities with an aggregate market value of $40 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,297	$0	$2,297
Corporate Bonds & Notes
Banking & Finance	0	76,657	0	76,657
Industrials	0	10,479	0	10,479
Utilities	0	17,514	0	17,514
Municipal Bonds & Notes
New Jersey	0	1,500	0	1,500
Texas	0	87	0	87
U.S. Government Agencies	0	14,366	0	14,366
U.S. Treasury Obligations	0	3,205	0	3,205
Mortgage-Backed Securities	0	23,085	214	23,299
Asset-Backed Securities	0	21,273	365	21,638
Sovereign Issues	0	51,778	0	51,778
Short-Term Instruments
Certificates of Deposit	0	7,039	0	7,039
Commercial Paper	0	3,494	0	3,494
Repurchase Agreements	0	1,362	0	1,362
Short-Term Notes	0	500	0	500
	$0	$234,636	$579	$235,215

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$81,206	$0	$0	$81,206

Total Investments	$81,206	$234,636	$579	$316,421

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	103	42	0	145
Over the counter	0	1,069	0	1,069
	$103	$1,111	$0	$1,214

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(81)	0	(81)
Over the counter	0	(713)	0	(713)

	$0	$(794)	$0	$(794)

Totals	$81,309	$234,953	$579	$316,841

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Volatility RAFI® -PLUS AR Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.8%
BANK LOAN OBLIGATIONS 0.2%
Community Health Systems, Inc.
4.250% due 01/27/2021		$498	$501

Total Bank Loan Obligations (Cost $495)			501

CORPORATE BONDS & NOTES 23.3%
BANKING & FINANCE 14.8%
Ally Financial, Inc.
2.750% due 01/30/2017		1,000	1,014
5.500% due 02/15/2017		300	326
6.750% due 12/01/2014		300	307
8.000% due 03/15/2020		300	365
8.300% due 02/12/2015		300	313
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022	EUR	400	567
3.125% due 06/30/2015		200	280
4.875% due 09/15/2016		300	444
5.000% due 02/09/2019		600	923
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		100	155
Banco Bradesco S.A.
4.500% due 01/12/2017		$200	212
Banco Popolare SC
3.625% due 03/31/2017	EUR	400	585
Bank of America Corp.
1.105% due 04/01/2019		$100	101
1.300% due 03/22/2018		600	608
2.650% due 04/01/2019		100	101
6.500% due 08/01/2016		200	222
Bank of America N.A.
0.645% due 05/08/2017		900	900
5.300% due 03/15/2017		325	358
Bankia S.A.
3.625% due 10/05/2016	EUR	900	1,311
4.250% due 07/05/2016		1,000	1,467
4.500% due 04/26/2022		100	160
BNP Paribas S.A.
0.533% due 11/07/2015		$1,100	1,100
BPCE S.A.
0.862% due 06/17/2017		900	900
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	500	705
Caixa Economica Federal
4.250% due 05/13/2019		$500	506
CIT Group, Inc.
4.750% due 02/15/2015		1,000	1,022
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	400	708
Credit Agricole S.A.
0.775% due 06/12/2017		$1,100	1,100
Depfa ACS Bank
3.875% due 11/14/2016	EUR	1,700	2,509
Eksportfinans ASA
2.000% due 09/15/2015		$800	801
European Investment Bank
7.500% due 12/15/2017	NZD	400	381
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	1,000	1,385
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$700	712
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	1,052
HBOS PLC
1.110% due 09/01/2016		600	820
International Lease Finance Corp.
4.875% due 04/01/2015		$300	308
5.750% due 05/15/2016		200	215
6.500% due 09/01/2014		300	303
8.625% due 09/15/2015		400	434
JPMorgan Chase & Co.
0.744% due 02/15/2017		700	703
0.779% due 04/25/2018		1,000	1,001
Morgan Stanley
1.509% due 04/25/2018		900	919

Royal Bank of Scotland PLC
1.007% due 10/14/2016		1,000	1,001
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		300	322
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		1,100	1,093
SLM Corp.
3.875% due 09/10/2015		200	205
6.000% due 01/25/2017		600	654
6.250% due 01/25/2016		200	213
Stadshypotek AB
1.250% due 05/23/2018		1,100	1,088
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		300	314
Swedbank Hypotek AB
1.375% due 03/28/2018		500	498
Toronto-Dominion Bank
2.125% due 07/02/2019 (b)		1,100	1,101
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	536
6.000% due 04/15/2021		100	181

			35,509

INDUSTRIALS 5.7%
ADT Corp.
4.875% due 07/15/2042		$700	587
Amgen, Inc.
0.608% due 05/22/2017		600	601
0.828% due 05/22/2019		300	301
2.200% due 05/22/2019		900	900
BMW U.S. Capital LLC
0.567% due 06/02/2017		2,200	2,194
CNPC General Capital Ltd.
1.125% due 05/14/2017		200	201
2.750% due 05/14/2019		200	200
DISH DBS Corp.
7.125% due 02/01/2016		1,100	1,192
7.750% due 05/31/2015		100	106
HCA, Inc.
6.500% due 02/15/2016		1,000	1,079
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	600	783
KP Germany Erste GmbH
11.625% due 07/15/2017		200	309
Lukoil International Finance BV
6.125% due 11/09/2020		$200	217
Masco Corp.
6.125% due 10/03/2016		100	111
MGM Resorts International
7.625% due 01/15/2017		1,300	1,472
10.000% due 11/01/2016		400	475
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	440
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017		$400	401
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018	EUR	320	473
Petrobras International Finance Co.
7.875% due 03/15/2019		$700	820
PHH Corp.
9.250% due 03/01/2016		900	1,013

			13,875

UTILITIES 2.8%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		500	502
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		700	763
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		270	292
Petrobras Global Finance BV
2.592% due 03/17/2017		100	102
3.250% due 03/17/2017		200	205
Rosneft Finance S.A.
7.875% due 03/13/2018		200	229
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		500	501
1.750% due 04/10/2017		800	801
Sprint Communications, Inc.
6.000% due 12/01/2016		1,100	1,200
8.375% due 08/15/2017		100	117
9.125% due 03/01/2017		900	1,056
SSE PLC
5.625% due 10/01/2017 (e)	EUR	500	751

Telefonica Europe BV
6.500% due 09/18/2018 (e)		100	151

			6,670

Total Corporate Bonds & Notes (Cost $55,634)			56,054

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
3.500% due 07/01/2029		$8,000	8,476
Freddie Mac
0.552% due 11/15/2043		1,967	1,967

Total U.S. Government Agencies (Cost $10,407)			10,443

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
3.625% due 02/15/2044 (j)		800	843
U.S. Treasury Inflation Protected Securities (d)
2.375% due 01/15/2025 (h)(j)		4,024	4,875
U.S. Treasury Notes
0.109% due 04/30/2016 (j)		283	283

Total U.S. Treasury Obligations (Cost $5,755)			6,001

MORTGAGE-BACKED SECURITIES 4.2%
Aggregator of Loans Backed by Assets
2.993% due 05/25/2051	GBP	287	499
BCAP LLC Trust
0.362% due 05/25/2047		$450	339
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 02/25/2034		457	453
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		1,100	1,104
2.388% due 09/10/2045 (a)		978	107
Claris ABS
0.794% due 10/31/2060	EUR	789	1,059
Commercial Mortgage Pass-Through Certificates
1.054% due 06/11/2027 (b)		$800	800
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037		338	339
Deco UK PLC
0.688% due 01/27/2020	GBP	687	1,155
Granite Mortgages PLC
1.208% due 07/20/2043		$512	516
Mall Funding PLC
1.208% due 04/22/2017	GBP	26	45
RMAC PLC
0.393% due 06/12/2037	EUR	2,122	2,751
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017		443	599
Wells Fargo Commercial Mortgage Trust
1.182% due 02/15/2027		$300	301

Total Mortgage-Backed Securities (Cost $9,963)			10,067

ASSET-BACKED SECURITIES 4.5%
Aimco CLO
0.479% due 08/20/2020		310	308
Ally Auto Receivables Trust
0.480% due 02/15/2017		1,100	1,100
Cairn CLO BV
0.663% due 10/15/2022	EUR	172	234
COA Summit CLO Ltd.
1.586% due 04/20/2023		$250	250
Dureve Ltd.
0.835% due 11/01/2095	EUR	153	203
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$800	800
Gallatin CLO Ltd.
1.432% due 07/15/2023		200	201
GE Equipment Transportation LLC
0.550% due 12/23/2016		700	700
Harbourmaster CLO BV
1.289% due 02/06/2024	EUR	800	1,082
LCM LP
1.486% due 04/15/2022		$500	500
Motor PLC
0.632% due 08/25/2021		1,182	1,183
Nissan Auto Lease Trust
0.480% due 09/15/2016		1,100	1,100
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		500	500
Race Point CLO Ltd.
1.531% due 12/15/2022		600	601

Residential Asset Mortgage Products Trust
1.802% due 11/25/2034		267	253
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		900	900
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		900	900

Total Asset-Backed Securities (Cost $10,799)			10,815

SOVEREIGN ISSUES 20.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	154
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	24,600	10,023
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,100	456
10.000% due 01/01/2025		2,000	792
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$500	519
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	70,000	668
4.500% due 07/03/2017		80,000	758
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	194
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	401	571
3.500% due 06/01/2018		800	1,194
3.750% due 05/01/2021		1,400	2,127
4.500% due 05/01/2023		900	1,418
4.750% due 09/01/2021		500	806
4.750% due 09/01/2028		1,400	2,228
5.500% due 11/01/2022		1,600	2,688
Italy Government International Bond
5.250% due 09/20/2016		$200	218
Korea Land & Housing Corp.
1.875% due 08/02/2017		900	905
Mexico Government International Bond
7.750% due 05/29/2031	MXN	60,310	5,328
7.750% due 11/23/2034		8,100	719
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$200	207
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	300	446
4.750% due 05/10/2018		$1,100	1,190
5.500% due 10/26/2022		700	769
Spain Government International Bond
2.100% due 04/30/2017	EUR	1,400	1,989
4.400% due 10/31/2023		800	1,259
4.800% due 01/31/2024		200	324
5.150% due 10/31/2028		200	331
5.400% due 01/31/2023		4,300	7,238
5.850% due 01/31/2022		2,500	4,312

Total Sovereign Issues (Cost $48,414)			49,831

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	191

Total Preferred Securities (Cost $188)			191

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.0%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$1,500	1,500
China Construction Bank Corp.
1.000% due 07/28/2014		1,700	1,699
Credit Suisse
0.437% due 01/12/2015		200	200
0.556% due 08/24/2015		100	100
0.610% due 01/28/2016		500	500

Intesa Sanpaolo SpA
1.608% due 04/11/2016		700	707

			4,706

COMMERCIAL PAPER 0.5%
Entergy Corp.
0.890% due 09/18/2014		1,100	1,099

REPURCHASE AGREEMENTS (f) 0.4%			897

MEXICO TREASURY BILLS 14.2%
3.518% due 08/21/2014 - 12/11/2014 (c)	MXN	448,000	34,180

SLOVENIA TREASURY BILLS 0.6%
0.761% due 04/09/2015	EUR	1,000	1,364

U.S. TREASURY BILLS 0.3%
0.046% due 10/30/2014 (h)		$730	730

Total Short-Term Instruments (Cost $42,616)			42,976

Total Investments in Securities (Cost $184,271)			186,879

	SHARES
INVESTMENTS IN AFFILIATES 28.2%
SHORT-TERM INSTRUMENTS 28.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.2%
PIMCO Short-Term Floating NAV Portfolio		1,403	14
PIMCO Short-Term Floating NAV Portfolio III		6,779,984	67,746

Total Short-Term Instruments (Cost $67,751)			67,760

Total Investments in Affiliates (Cost $67,751)			67,760

Total Investments 106.0% (Cost $252,022)			$254,639
Financial Derivative Instruments (g)(i) 2.1% (Cost or Premiums, net $(775))			5,153
Other Assets and Liabilities, net (8.1%)			(19,557)

Net Assets 100.0%			$240,235

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$897	Fannie Mae 2.110% due 11/07/2022	$(918)	$897	$897

Total Repurchase Agreements						$(918)	$897	$897

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$8,000	$(8,632)	$(8,641)

Total Short Sales					$(8,632)	$(8,641)

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	33	$3	$0	$(2)
Australia Government 3-Year Bond September Futures	Short	09/2014	19	(11)	1	(2)
Australia Government 10-Year Bond September Futures	Short	09/2014	6	(14)	0	(3)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	19	1	2	0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	15	1	1	0
Canada Government 10-Year Bond September Futures	Short	09/2014	48	(55)	8	(5)
E-mini S&P 500 Index September Futures	Long	09/2014	88	6	1	0
Euro-BTP Italy Government Bond September Futures	Long	09/2014	40	110	1	(9)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	90	(185)	26	(11)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	45	2	0	(3)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	72	(45)	0	(5)
United Kingdom Long Gilt September Futures	Short	09/2014	3	0	2	0

Total Futures Contracts				$(187)	$42	$(40)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection  (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$13,900	$279	$35	$0	$(6)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$7,900	$(46)	$(10)	$0	$(2)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		19,900	56	(17)	0	(6)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		25,400	(78)	(86)	0	(9)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		46,200	62	(10)	0	(17)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		8,400	(194)	(146)	0	(9)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		1,700	(152)	(113)	0	(11)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	11,800	(783)	(557)	13	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	19,300	87	25	10	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		4,100	(100)	(56)	22	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	80,000	11	13	0	(1)
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	6,900	34	9	0	0
						$(1,103)	$(948)	$45	$(55)

Total Swap Agreements						$(824)	$(913)	$45	$(61)

(h)	Securities with an aggregate market value of $2,808 and cash of $42 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2014	CHF	318		$356	$0	$(3)
	09/2014		$1,377	GBP	810	8	0
BPS	07/2014	BRL	19,410		$8,813	28	0
	07/2014	INR	28,077		475	9	0
	07/2014	MXN	62,481		4,781	0	(28)
	07/2014	NZD	347		294	0	(10)
	07/2014		$8,544	BRL	19,410	241	0
	07/2014		1,232	INR	72,749	0	(25)
	08/2014	CHF	270		$301	0	(3)
	08/2014	EUR	2,301		3,141	0	(11)
	08/2014	MXN	76,601		5,688	0	(196)
	08/2014		$877	AUD	935	2	0
	11/2014	MXN	98,454		$7,534	13	0
	07/2015	BRL	24,600		9,851	0	(268)
BRC	07/2014		4,844		2,199	7	0
	07/2014	JPY	297,695		2,907	0	(31)
	07/2014		$2,141	BRL	4,844	51	0
	07/2014		710	INR	42,089	0	(12)
	08/2014	CHF	582		$650	0	(6)
	08/2014	EUR	31,949		43,629	0	(127)
	08/2014	JPY	104,534		1,028	0	(4)
	08/2014	SEK	33		5	0	0
	09/2014	GBP	1,215		2,039	0	(39)
	09/2014		$4,768	GBP	2,807	34	0
CBK	07/2014	BRL	3,949		$1,787	5	(5)
	07/2014	INR	17,808		300	5	0
	07/2014	MXN	1,457		112	0	0
	07/2014		$1,765	BRL	3,949	22	0
	08/2014	AUD	960		$900	0	(3)
	08/2014	EUR	2,290		3,121	0	(16)
	08/2014	INR	7,835		131	2	0
	09/2014	GBP	652		1,104	0	(11)
	09/2014		$745	GBP	438	4	0
	10/2014	BRL	4,258		$1,839	0	(39)
FBF	07/2014		4,856		2,141	0	(56)
	07/2014		$2,205	BRL	4,856	0	(7)
	07/2014		585	INR	34,673	0	(10)
	08/2014		1,202		73,179	7	0
	10/2014	BRL	6,599		$2,849	0	(61)
	01/2015		$2,185	BRL	5,212	57	0
JPM	07/2014	AUD	955		$887	0	(13)
	07/2014	BRL	23,007		10,131	0	(282)
	07/2014	JPY	1,281,972		12,587	0	(68)
	07/2014		$10,397	BRL	23,007	42	(27)
	07/2014		4,137	INR	247,394	1	(35)
	07/2014		16,219	JPY	1,647,167	40	0
	08/2014	EUR	1,527		$2,092	1	0
	08/2014	JPY	1,647,167		16,223	0	(41)
	08/2014	MXN	12,753		945	0	(35)
	08/2014		$4,420	BRL	9,985	57	0
	08/2014		263	INR	15,704	0	(4)
	09/2014	MXN	3,528		$271	1	0
	10/2014	BRL	6,145		2,580	0	(129)
MSC	07/2014		$402	INR	23,690	0	(9)
	08/2014	INR	7,835		$131	2	0
	08/2014	MXN	55,955		4,142	0	(156)
	01/2015	BRL	5,199		1,990	0	(246)
RBC	07/2014	NZD	56		47	0	(2)
	08/2014	EUR	3,326		4,529	0	(26)
	08/2014	NZD	388		338	0	(1)
	09/2014	CAD	338		311	0	(5)
	09/2014	MXN	8,720		669	0	0
	12/2014		195,809		14,765	0	(165)
SCX	07/2014	JPY	67,500		662	0	(5)
UAG	07/2014	BRL	4,198		1,874	0	(26)
	07/2014	MXN	3,156		242	0	(1)
	07/2014		$1,906	BRL	4,198	0	(6)
	07/2014		266	INR	15,852	0	(3)
	08/2014	EUR	6,258		$8,540	0	(30)
	08/2014		$1,857	BRL	4,198	25	0

Total Forward Foreign Currency Contracts						$664	$(2,286)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	1,900	$(7)	$(1)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		900	(3)	0
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		600	(2)	0

							$(12)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$800	$(22)	$(19)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	1,400	(10)	(10)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	800	(44)	(33)
	Put - OTC USD versus JPY		80.000	02/28/2019	200	(11)	(8)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	2,200	(7)	(8)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	1,100	(28)	(21)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	1,900	(13)	(9)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	400	(10)	(6)
	Put - OTC USD versus JPY		94.750	04/21/2016	5,300	(158)	(134)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	1,000	(22)	(19)
	Call - OTC USD versus BRL		2.600	03/11/2015	800	(14)	(12)
	Call - OTC USD versus BRL		2.740	06/08/2015	1,100	(25)	(20)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	1,000	(6)	(6)
	Call - OTC USD versus INR		61.300	08/14/2014	700	(6)	(4)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	500	(2)	(2)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	300	(4)	(5)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,000	(25)	(14)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	3,700	(110)	(86)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	300	(3)	(1)

						$(520)	$(417)

Total Written Options						$(532)	$(418)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$100	$(5)	$3	$0	$(2)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,300	(70)	32	0	(38)
BRC	Mexico Government International Bond	1.000%	03/20/2019	0.592%		400	1	7	8	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(22)	14	0	(8)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		200	(9)	2	0	(7)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		200	(9)	6	0	(3)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,100	(53)	65	12	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(18)	10	0	(8)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(4)	2	0	(2)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(18)	9	0	(9)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		100	(4)	1	0	(3)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,400	(61)	41	0	(20)
	Volvo Treasury AB	1.000%	03/20/2021	1.059%	EUR	200	(11)	10	0	(1)

							$(283)	$202	$20	$(101)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	110,000	$7	$10	$17	$0
BPS	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		90,000	6	8	14	0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		60,000	4	6	10	0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$1,127	(4)	0	0	(4)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	60,000	4	6	10	0

						$17	$30	$51	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	2,900	$(17)	$(13)	$0	$(30)
BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	33,200	23	134	157	0
	Pay	28-Day MXN-TIIE	6.610%	03/19/2024		13,200	(4)	50	46	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		2,900	(3)	17	14	0
CBK	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		11,600	0	55	55	0
GST	Pay	28-Day MXN-TIIE	6.770%	12/27/2023		13,000	0	59	59	0
SOG	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	24	6	30	0

							$23	$308	$361	$(30)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	RALVEIUT Index	1,276,197	1-Month USD-LIBOR plus a specified spread	01/15/2015	$137,252		$986	$986	$0
	Receive	RALVEIUT Index	368,857	1-Month USD-LIBOR plus a specified spread	01/30/2015	37,092		2,853	2,853	0
CBK	Receive	RALVEIUT Index	149,061	1-Month USD-LIBOR plus a specified spread	01/30/2015	15,038		1,104	1,104	0
	Receive	RALVEIUT Index	387,785	1-Month USD-LIBOR plus a specified spread	04/15/2015	40,038		1,967	1,967	0

								$6,910	$6,910	$0

Total Swap Agreements							$(243)	$7,450	$7,342	$(135)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $764 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$501	$0	$501
Corporate Bonds & Notes
Banking & Finance	0	35,509	0	35,509
Industrials	0	13,875	0	13,875
Utilities	0	6,670	0	6,670
U.S. Government Agencies	0	10,443	0	10,443
U.S. Treasury Obligations	0	6,001	0	6,001
Mortgage-Backed Securities	0	9,267	800	10,067
Asset-Backed Securities	0	10,612	203	10,815
Sovereign Issues	0	49,831	0	49,831
Preferred Securities
Banking & Finance	191	0	0	191
Short-Term Instruments
Certificates of Deposit	0	4,706	0	4,706
Commercial Paper	0	1,099	0	1,099
Repurchase Agreements	0	897	0	897
Mexico Treasury Bills	0	34,180	0	34,180
Slovenia Treasury Bills	0	1,364	0	1,364
U.S. Treasury Bills	0	730	0	730
	$191	$185,685	$1,003	$186,879

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,760	$0	$0	$67,760

Total Investments	$67,951	$185,685	$1,003	$254,639

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,641)	$0	$(8,641)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	45	0	87
Over the counter	0	8,006	0	8,006
	$42	$8,051	$0	$8,093

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(61)	0	(101)
Over the counter	0	(2,839)	0	(2,839)

	$(40)	$(2,900)	$0	$(2,940)

Totals	$67,953	$182,195	$1,003	$251,151

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.4%
BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.		$2,760	$2,770
3.478% due 01/25/2017
Hunstman International LLC		3,507	3,504
TBD% due 04/19/2017
Novelis, Inc.
3.750% due 03/10/2017		2,316	2,322

Total Bank Loan Obligations (Cost $8,592)			8,596

CORPORATE BONDS & NOTES 25.7%
BANKING & FINANCE 15.6%
Ally Financial, Inc.
4.625% due 06/26/2015		3,100	3,205
6.250% due 12/01/2017		4,099	4,591
6.750% due 12/01/2014		8,800	9,020
8.300% due 02/12/2015		9,200	9,602
American International Group, Inc.
5.450% due 05/18/2017		5,100	5,693
6.765% due 11/15/2017	GBP	6,900	13,456
8.250% due 08/15/2018		$1,950	2,425
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,650
Bank of America Corp.
0.554% due 08/15/2016		900	893
3.625% due 03/17/2016		1,570	1,640
3.750% due 07/12/2016		5,200	5,472
8.680% due 05/02/2017		95	105
8.950% due 05/18/2017		95	108
Bank of America N.A.
0.511% due 06/15/2016		28,200	28,067
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.640% due 03/10/2017		12,300	12,305
Barclays Bank PLC
10.179% due 06/12/2021		515	715
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,600	11,433
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	3,368
CIT Group, Inc.
5.250% due 03/15/2018		$28,300	30,458
Citigroup, Inc.
0.501% due 06/09/2016		26,300	26,073
1.250% due 01/15/2016		4,700	4,730
4.875% due 05/07/2015		1,800	1,864
Export-Import Bank of Korea
4.125% due 09/09/2015		100	104
5.875% due 01/14/2015		5,300	5,447
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		11,000	11,017
4.207% due 04/15/2016		1,575	1,663
7.000% due 04/15/2015		10,000	10,503
8.000% due 12/15/2016		1,100	1,279
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		9,715	9,827
HSBC Holdings PLC
5.100% due 04/05/2021		300	341
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,043
Industrial Bank of Korea
3.750% due 09/29/2016		500	530
International Lease Finance Corp.
3.875% due 04/15/2018		100	103
5.750% due 05/15/2016		5,100	5,473
6.750% due 09/01/2016		3,950	4,389
7.125% due 09/01/2018		100	116
JPMorgan Chase & Co.
0.847% due 02/26/2016		2,645	2,661
1.100% due 10/15/2015		1,440	1,446
3.150% due 07/05/2016		3,900	4,067
3.400% due 06/24/2015		3,800	3,911
3.450% due 03/01/2016		1,500	1,566
4.750% due 03/01/2015		5,300	5,453
Korea Development Bank
3.250% due 03/09/2016		8,000	8,309

Korea Exchange Bank
4.875% due 01/14/2016		700	740
LBG Capital PLC
8.500% due 12/17/2021 (d)		300	332
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		300	438
Metropolitan Life Global Funding
1.300% due 04/10/2017		12,200	12,235
Morgan Stanley
3.450% due 11/02/2015		18,300	18,940
3.800% due 04/29/2016		2,400	2,521
5.375% due 10/15/2015		12,700	13,451
RCI Banque S.A.
4.600% due 04/12/2016		954	1,011
Regions Financial Corp.
7.750% due 11/10/2014		2,706	2,774
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	11,900	20,669
SL Green Realty Corp.
7.750% due 03/15/2020		$700	848
SLM Corp.
5.050% due 11/14/2014		1,200	1,219
6.250% due 01/25/2016		7,800	8,317
8.450% due 06/15/2018		2,000	2,369
8.780% due 09/15/2016	MXN	131,600	10,332
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	4,339
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,395
Wachovia Corp.
0.596% due 10/15/2016		5,200	5,194
Wells Fargo & Co.
0.688% due 04/22/2019		14,600	14,652

			406,897

INDUSTRIALS 6.4%
AbbVie, Inc.
1.200% due 11/06/2015		11,719	11,801
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	77
Amgen, Inc.
2.500% due 11/15/2016		2,700	2,798
4.850% due 11/18/2014		2,824	2,872
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		4,785	4,808
Canadian Natural Resources Ltd.
1.450% due 11/14/2014		1,148	1,153
Cisco Systems, Inc.
0.277% due 09/03/2015		20,400	20,415
Comcast Corp.
5.850% due 11/15/2015		5,000	5,366
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		24	28
Daimler Finance North America LLC
0.580% due 03/10/2017		10,700	10,719
1.450% due 08/01/2016		3,800	3,844
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,825
7.750% due 05/31/2015		2,500	2,641
General Mills, Inc.
0.527% due 01/29/2016		10,300	10,330
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,450	12,280
Humana, Inc.
6.450% due 06/01/2016		4,500	4,958
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,807
Petrobras International Finance Co.
5.875% due 03/01/2018		17,800	19,431
7.875% due 03/15/2019		400	468
Reynolds American, Inc.
1.050% due 10/30/2015		2,000	2,000
RR Donnelley & Sons Co.
5.500% due 05/15/2015		1	1
SABMiller Holdings, Inc.
1.850% due 01/15/2015		11,800	11,884
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		3,776	3,955
Time Warner, Inc.
3.150% due 07/15/2015		1,600	1,645
UAL Pass-Through Trust
10.400% due 05/01/2018		46	52
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019	EUR	4,800	7,057

Unitymedia KabelBW GmbH
9.500% due 03/15/2021	4,540	7,117
9.625% due 12/01/2019	1,000	1,474
Viacom, Inc.
1.250% due 02/27/2015	$5,456	5,487
Williams Partners LP
3.800% due 02/15/2015	7,685	7,834

		166,127

UTILITIES 3.7%
AT&T, Inc.
0.654% due 03/30/2017	7,700	7,720
BP Capital Markets PLC
3.125% due 10/01/2015	6,500	6,710
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,450
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	17,000	17,385
Majapahit Holding BV
7.250% due 06/28/2017	8,200	9,317
Shell International Finance BV
0.293% due 11/10/2015	5,100	5,105
0.434% due 11/15/2016	4,200	4,206
Verizon Communications, Inc.
1.761% due 09/15/2016	1,800	1,851
1.981% due 09/14/2018	10,000	10,561
2.500% due 09/15/2016	9,200	9,487
3.650% due 09/14/2018	16,600	17,743

		95,535

Total Corporate Bonds & Notes (Cost $649,702)		668,559

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	120

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
5.139% due 01/01/2019	250	264

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.800% due 12/01/2039	1,000	1,197

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	678
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	120

		798

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	901

Total Municipal Bonds & Notes (Cost $3,154)		3,280

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
0.212% due 07/25/2037	851	833
0.462% due 04/25/2037	649	648
0.582% due 11/25/2040	1,661	1,664
0.632% due 11/25/2040	1,301	1,306
0.702% due 06/25/2041	8,271	8,327
0.832% due 02/25/2041	407	412
0.875% due 08/28/2017 - 02/08/2018	15,200	14,993
1.250% due 01/30/2017 (g)	1,800	1,823
1.324% due 10/01/2044	54	56
1.669% due 04/01/2027	4	4
1.780% due 03/01/2034	21	23
1.796% due 05/01/2037	29	31
2.285% due 02/01/2035	38	40
2.310% due 08/01/2022	200	196
2.326% due 10/01/2037	33	35
2.419% due 09/01/2036	20	22
2.429% due 06/01/2035	3,048	3,262
4.000% due 03/01/2029 - 07/01/2044	10,060	10,793
4.500% due 08/01/2018 - 07/01/2042	13,829	14,995

4.500% due 08/01/2044	3,000	3,241
4.742% due 01/01/2027	14	14
5.000% due 05/11/2017 (g)	300	335
5.000% due 07/01/2029 - 07/01/2044	84,979	94,368
5.000% due 08/01/2044	26,000	28,788
5.201% due 11/01/2035	21	22
5.375% due 06/12/2017 (g)	500	565
5.500% due 02/01/2022 - 08/01/2044	130,928	146,493
5.809% due 06/01/2036	24	25
5.843% due 02/01/2037	20	22
5.913% due 12/25/2042	204	231
6.000% due 09/25/2016 - 10/01/2040	3,072	3,433
6.022% due 05/01/2037	39	42
6.500% due 03/01/2017 - 06/25/2044	19,784	23,125
7.000% due 06/01/2016 - 05/01/2032	54	59
7.500% due 03/01/2015 - 07/25/2041	45	48
8.000% due 06/01/2015 - 08/01/2031	13	15
8.400% due 08/25/2019	0	1
Freddie Mac
0.302% due 07/15/2019 - 08/15/2019	1,529	1,530
0.382% due 02/15/2019	45	45
0.652% due 10/15/2040	2,319	2,316
0.750% due 01/12/2018	1,700	1,675
0.752% due 12/15/2037	766	772
0.875% due 03/07/2018	100	99
1.000% due 03/08/2017 (g)	11,100	11,170
1.000% due 06/29/2017 - 09/29/2017	5,200	5,204
2.387% due 05/01/2037	58	62
3.103% due 05/01/2035	57	61
4.500% due 11/01/2029 - 08/01/2044	85,508	92,535
5.000% due 10/01/2033 - 07/01/2041	489	545
5.500% due 06/01/2017 - 07/01/2038	1,471	1,641
6.000% due 02/01/2016 - 11/01/2037	407	458
6.500% due 12/01/2021 - 07/25/2043	106	118
7.000% due 04/01/2032 - 01/01/2033	44	52
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	116	136
Ginnie Mae
0.602% due 10/16/2030	10	10
0.752% due 02/16/2030	248	250
0.802% due 02/16/2030	162	164
1.625% due 11/20/2025 - 07/20/2034	205	211
2.125% due 11/20/2034	5	5
2.500% due 11/20/2017	5	5
3.000% due 03/20/2020	3	3
3.500% due 12/20/2017	4	4
5.500% due 01/15/2017 - 11/20/2032	13,465	14,946
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	28	32
7.000% due 07/15/2031 - 12/15/2032	30	35
8.000% due 04/15/2017 - 11/15/2022	152	161
9.500% due 08/15/2021 - 12/15/2021	5	6
Small Business Administration
4.340% due 03/01/2024	23	25
4.727% due 02/10/2019	21,427	22,959
4.750% due 07/01/2025	6,230	6,660
5.130% due 09/01/2023	5	5
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	1,200	1,201
5.290% due 08/01/2017	2,870	2,873

Total U.S. Government Agencies (Cost $515,647)		528,288

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	6,598	6,643
0.125% due 07/15/2022	11,854	11,933
0.625% due 07/15/2021 (g)(i)	89,503	94,286
1.125% due 01/15/2021	975	1,056
1.250% due 07/15/2020	3,587	3,932
2.375% due 01/15/2025	18,863	22,851

Total U.S. Treasury Obligations (Cost $137,946)		140,701

MORTGAGE-BACKED SECURITIES 6.3%
Adjustable Rate Mortgage Trust
4.899% due 10/25/2035	151	138
American Home Mortgage Investment Trust
1.822% due 09/25/2045	3,898	3,743
2.322% due 02/25/2045	841	850
Banc of America Funding Corp.
0.393% due 05/20/2035	5,851	5,483
2.651% due 02/20/2036	660	666
2.689% due 05/25/2035	969	998
Banc of America Mortgage Trust
2.680% due 02/25/2034	149	150

5.500% due 07/25/2035		337	341
Bear Stearns Adjustable Rate Mortgage Trust
2.344% due 02/25/2033		14	14
2.504% due 04/25/2033		37	38
2.528% due 03/25/2035		158	161
2.568% due 01/25/2035		107	105
2.580% due 03/25/2035		495	504
2.667% due 02/25/2033		42	40
2.757% due 07/25/2034		82	83
2.771% due 02/25/2034		98	97
Bear Stearns Alt-A Trust
0.692% due 08/25/2035		5,345	5,069
2.060% due 10/25/2033		42	40
2.583% due 05/25/2035		2,413	2,366
2.790% due 09/25/2035		846	745
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		96	104
Chase Mortgage Finance Trust
2.502% due 02/25/2037		589	589
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
5.500% due 04/25/2035		46	47
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		2,215	2,253
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		6,560	6,588
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		4,961	5,008
2.623% due 03/25/2034		87	88
2.764% due 09/25/2037 ^		201	171
Cobalt Commercial Mortgage Trust
5.223% due 08/15/2048		139	149
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		1,059	934
1.123% due 12/25/2035		132	105
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035		179	147
2.465% due 02/20/2035		1,738	1,729
2.491% due 03/25/2034		986	989
2.498% due 11/25/2034		1,055	998
5.000% due 08/25/2019		37	38
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		145	157
5.383% due 02/15/2040		328	357
6.175% due 02/15/2041		12,100	13,572
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		26	25
Credit Suisse Mortgage Capital Certificates
0.322% due 10/15/2021		554	553
4.821% due 04/26/2047		2,386	2,414
First Horizon Alternative Mortgage Securities Trust
2.237% due 09/25/2035		103	92
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		594	608
Granite Master Issuer PLC
0.313% due 12/20/2054	EUR	979	1,335
0.333% due 12/20/2054		2,416	3,294
0.353% due 12/20/2054		$740	735
0.734% due 12/20/2054	GBP	9,988	17,013
0.814% due 12/20/2054		5,288	9,015
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	118	162
0.908% due 01/20/2044	GBP	108	184
0.934% due 09/20/2044		623	1,063
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	101
GSR Mortgage Loan Trust
2.652% due 09/25/2035		332	338
HarborView Mortgage Loan Trust
0.345% due 01/19/2038		7,173	6,238
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		29	29
IndyMac Mortgage Loan Trust
0.402% due 02/25/2037		10,900	6,408
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		2,705	2,924
5.420% due 01/15/2049		299	326
5.892% due 02/12/2049		60	66
JPMorgan Mortgage Trust
1.990% due 02/25/2034		85	86
2.952% due 02/25/2035		274	273
Lehman XS Trust
0.302% due 07/25/2047		4,870	4,600
Mall Funding PLC
1.208% due 04/22/2017	GBP	4,363	7,459
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$200	207

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.012% due 08/15/2032		241	228
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		899	832
0.402% due 11/25/2035		155	148
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	440
5.810% due 06/12/2050		150	166
Morgan Stanley Capital Trust
5.610% due 04/15/2049		106	107
5.692% due 04/15/2049		4,400	4,857
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		279	266
Morgan Stanley Re-REMIC Trust
5.997% due 08/15/2045		13,069	14,431
Prime Mortgage Trust
0.552% due 02/25/2019		2	2
0.552% due 02/25/2034		152	143
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		461	389
3.851% due 09/25/2035		1,561	1,410
Structured Adjustable Rate Mortgage Loan Trust
2.443% due 07/25/2034		344	347
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035		2,054	1,967
0.995% due 10/19/2033		49	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		13	13
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		700	695
5.509% due 04/15/2047		300	325
5.749% due 07/15/2045		1,372	1,490
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045		586	555
0.472% due 01/25/2045		169	162
1.323% due 11/25/2042		137	134
1.932% due 02/27/2034		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		3,147	3,071
2.613% due 03/25/2036		2,071	2,079
2.615% due 01/25/2035		3,177	3,196
2.616% due 11/25/2034		3,994	4,084
2.616% due 03/25/2035		382	378
2.618% due 06/25/2035		204	207

Total Mortgage-Backed Securities (Cost $145,208)			163,373

ASSET-BACKED SECURITIES 3.2%
ACE Securities Corp. Home Equity Loan Trust
0.642% due 08/25/2035		6,362	6,126
Babson CLO Ltd.
0.473% due 11/10/2019		1,065	1,060
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		639	641
Centex Home Equity Loan Trust
4.670% due 09/25/2034		182	190
Conseco Finance Corp.
7.550% due 04/15/2032		5	5
Fremont Home Loan Trust
0.942% due 12/25/2029		76	71
Galaxy CLO Ltd.
0.469% due 04/25/2019		2,903	2,893
GSAMP Trust
0.542% due 01/25/2036		6,000	4,625
Hillmark Funding
0.477% due 05/21/2021		6,160	6,089
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		1,169	1,165
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		87	79
Nelnet Student Loan Trust
0.929% due 07/25/2018		26	26
Pacifica CDO Corp.
0.488% due 01/26/2020		1,036	1,034
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		2,858	2,901
Penta CLO S.A.
0.614% due 06/04/2024	EUR	32,826	44,286
SLM Private Education Loan Trust
0.902% due 10/16/2023		$2,623	2,635
1.252% due 08/15/2023		5,400	5,442
SLM Student Loan Trust
0.309% due 04/26/2021		57	56
Structured Asset Investment Loan Trust
1.052% due 05/25/2035		2,500	2,024

Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		1,739	1,695

Total Asset-Backed Securities (Cost $74,146)			83,043

SOVEREIGN ISSUES 20.0%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	283
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$300	339
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	356,000	148,846
0.000% due 07/01/2015		46,000	18,758
0.000% due 01/01/2017		11,000	3,779
Hydro-Quebec
0.392% due 09/30/2014 (d)		$5,000	3,778
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	3,100	4,283
2.250% due 05/15/2016		4,100	5,787
2.750% due 12/01/2015		2,800	3,957
3.000% due 06/15/2015		11,700	16,420
3.000% due 11/01/2015		2,100	2,972
3.750% due 08/01/2015		31,500	44,664
3.750% due 04/15/2016		1,600	2,315
3.750% due 08/01/2016		900	1,312
4.500% due 07/15/2015		18,500	26,405
4.750% due 05/01/2017		1,300	1,976
4.750% due 06/01/2017		1,900	2,891
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		16,400	22,367
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,235
Province of Ontario
0.950% due 05/26/2015		4,900	4,933
1.000% due 07/22/2016		100	101
1.100% due 10/25/2017		800	797
1.650% due 09/27/2019		12,000	11,827
2.000% due 01/30/2019		25,000	25,293
3.000% due 07/16/2018		25,000	26,452
3.150% due 06/02/2022	CAD	3,100	2,990
4.000% due 06/02/2021		2,000	2,048
4.400% due 06/02/2019		50,800	52,864
5.500% due 06/02/2018		300	321
Province of Quebec
3.500% due 07/29/2020		$600	643
3.500% due 12/01/2022	CAD	600	590
4.250% due 12/01/2021		10,600	11,001
4.500% due 12/01/2020		900	947
5.125% due 11/14/2016		$25	27
Republic of Korea
4.875% due 09/22/2014		900	909
Spain Government International Bond
3.000% due 04/30/2015	EUR	5,500	7,703
3.150% due 01/31/2016		6,200	8,857
3.250% due 04/30/2016		400	576
3.300% due 07/30/2016		3,300	4,778
3.750% due 10/31/2015		9,600	13,739
4.000% due 07/30/2015		11,200	15,947
4.250% due 10/31/2016		1,100	1,632
4.500% due 01/31/2018		4,800	7,392
5.500% due 07/30/2017		500	781

Total Sovereign Issues (Cost $514,644)			519,515

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 07/30/2014 (d)		1,100	1,108
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		4,000	4,854

Total Preferred Securities (Cost $5,210)			5,962

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 3.7%
Credit Suisse
0.474% due 03/31/2015		$19,100	19,104
0.641% due 12/07/2015		8,800	8,811
Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,800	22,919
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		22,600	22,518
Royal Bank of Canada
1.370% due 05/07/2015	CAD	23,400	21,919

			95,271

COMMERCIAL PAPER 0.8%
Ford Motor Credit Co. LLC
0.900% due 09/16/2014		$3,300	3,297
Glencore Funding LLC
0.690% due 10/03/2014		18,200	18,185

			21,482

REPURCHASE AGREEMENTS (e) 0.3%			7,107

U.S. TREASURY BILLS 0.1%
0.045% due 10/23/2014 - 12/26/2014 (b)(g)(i)		2,744	2,744

Total Short-Term Instruments (Cost $125,986)			126,604

Total Investments in Securities (Cost $2,180,235)			2,247,921

	SHARES
INVESTMENTS IN AFFILIATES 23.4%
SHORT-TERM INSTRUMENTS 23.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%
PIMCO Short-Term Floating NAV Portfolio		350,324	3,505
PIMCO Short-Term Floating NAV Portfolio III		60,497,638	604,493

Total Short-Term Instruments (Cost $607,953)			607,998

Total Investments in Affiliates (Cost $607,953)			607,998

Total Investments 109.8% (Cost $2,788,188)			$2,855,919
Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(3,365))			(3,640)
Other Assets and Liabilities, net (9.7%)			(251,737)

Net Assets 100.0%			$2,600,542

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOA	0.140%	06/30/2014	07/01/2014	$3,600	U.S. Treasury Notes 1.625% due 06/30/2019	$(3,673)	$3,600	$3,600
SSB	0.000%	06/30/2014	07/01/2014	3,507	Fannie Mae 2.120% due 11/07/2022	(3,581)	3,507	3,507

Total Repurchase Agreements						$(7,254)	$7,107	$7,107

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $6,033 at a weighted average interest rate of 0.011%.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	5,824	$3,650	$291	$0
90-Day Eurodollar December Futures	Long	12/2016	23	5	1	0
90-Day Eurodollar June Futures	Long	06/2016	698	1,362	35	0
90-Day Eurodollar March Futures	Long	03/2016	7,819	3,443	489	0
90-Day Eurodollar March Futures	Long	03/2017	23	6	1	0
90-Day Eurodollar September Futures	Long	09/2016	90	55	5	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	62	13	4	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	1,305	(576)	102	0

Total Futures Contracts				$7,958	$928	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	11,500	$295	$143	$0	$(16)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$200	$(2)	$(2)	$0	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	210,400	1,820	509	27	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	1,400	3	1	0	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	133,900	1,266	1,053	21	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	50,000	(1,974)	(4,791)	0	(298)

					$1,113	$(3,230)	$48	$(298)

Total Swap Agreements					$1,408	$(3,087)	$48	$(314)

(g)	Securities with an aggregate market value of $13,618 and cash of $721 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	1,124		$510	$1	$0
	07/2014	GBP	41,278		69,430	0	(1,214)
	07/2014		$500	BRL	1,124	9	0
	07/2014		29,024	EUR	21,361	226	0
	07/2014		70,067	GBP	41,278	576	0
	08/2014	GBP	41,278		$70,049	0	(576)
	05/2015	CAD	23,086		21,032	0	(440)
	06/2015	EUR	8,706		11,837	0	(106)
	06/2016		23,676		32,419	0	(291)
BPS	07/2014	BRL	2,247		1,020	3	0
	07/2014	EUR	3,629		4,926	0	(43)
	07/2014		$1,000	BRL	2,247	17	0
	07/2014		5,299	MXN	69,321	37	0
	08/2014	EUR	200		$253	0	(21)
	04/2015	BRL	4,454		1,814	0	(60)
	06/2015	EUR	3,628		4,920	0	(57)
BRC	07/2014		16,701		22,768	0	(100)
	07/2014	JPY	152,800		1,498	0	(10)
	07/2014		$26,496	EUR	19,531	248	0
	08/2014		1,012	GBP	595	6	0
	06/2015	EUR	4,961		$6,740	0	(65)
	06/2016		4,631		6,368	0	(32)
CBK	07/2014		5,950		8,079	0	(69)
DUB	07/2014		761		1,036	0	(6)
	07/2014		$3,444	EUR	2,540	34	0
	06/2016	EUR	2,540		$3,478	0	(31)
FBF	07/2014		$9,671	EUR	7,139	105	0
	06/2015	EUR	7,139		$9,690	0	(103)
	07/2015	BRL	394		162	0	0
GLM	07/2014	EUR	172,998		236,930	44	0
	08/2014	MXN	129,953		9,865	0	(114)
	08/2014		$9,280	BRL	20,723	11	0
	09/2014		3,105	CAD	3,326	5	0
	10/2014		7,516	MXN	98,023	0	(17)
	04/2015	BRL	351,546		$143,547	0	(4,351)
	07/2015		22,611		9,280	0	(21)
HUS	07/2014	TRY	2,113		997	3	0
	07/2014		$6,384	EUR	4,710	66	0
JPM	07/2014	BRL	10,943		$4,968	16	0
	07/2014	EUR	1,604		2,171	0	(26)
	07/2014	JPY	2,229,887		21,894	0	(118)
	07/2014		$4,888	BRL	10,943	64	0
	07/2014		179,991	EUR	132,395	1,297	0
	07/2014		23,461	JPY	2,382,687	59	0
	08/2014	BRL	10,943		$4,844	0	(62)
	08/2014	EUR	132,395		180,013	0	(1,299)
	08/2014	JPY	2,382,687		23,467	0	(59)
	07/2015	BRL	23,000		9,464	3	0
MSC	07/2014		$8,859	EUR	6,502	44	0
	08/2014	BRL	20,723		$9,277	0	(14)
	06/2016	EUR	6,502		8,942	0	(40)
NAB	07/2014		$25,973	EUR	19,113	198	0
	06/2015	EUR	4,966		$6,753	0	(59)
	06/2016		14,147		19,425	0	(122)
RBC	07/2014		11,648		15,750	0	(199)
	09/2014	CAD	80,979		74,492	0	(1,254)
	09/2014		$6,290	MXN	81,798	0	(20)
UAG	07/2014	BRL	15,302		$6,807	0	(118)
	07/2014		$6,939	BRL	15,302	8	(21)
	08/2014		1,928		4,359	26	0

Total Forward Foreign Currency Contracts						$3,106	$(11,138)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/02/2014	$375,300	$(713)	$(502)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/02/2014	375,300	(2,627)	(539)

							$(3,340)	$(1,041)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$1,200	$(67)	$(49)

Total Written Options						$(3,407)	$(1,090)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection  (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR	4,900	$(69)	$90	$21	$0
BRC	Brazil Government International Bond	1.000%	09/20/2015	0.355%		$25,000	(310)	517	207	0
	China Government International Bond	1.000%	12/20/2016	0.299%		13,800	270	(26)	244	0
	China Government International Bond	1.000%	06/20/2019	0.724%		60,400	310	508	818	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		3,300	(55)	82	27	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,900	(64)	30	0	(34)
	Italy Government International Bond	1.000%	06/20/2019	0.919%		18,100	(325)	400	75	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		5,800	(148)	176	28	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		27,000	480	297	777	0
	China Government International Bond	1.000%	12/20/2016	0.299%		14,400	282	(28)	254	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		19,700	326	208	534	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		15,800	(258)	344	86	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		6,400	(114)	140	26	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		19,700	326	128	454	0
FBF	American International Group, Inc.	1.000%	03/20/2019	0.488%		15,700	236	138	374	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		3,400	(39)	63	24	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.188%		10,000	(210)	252	42	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		1,200	(27)	37	10	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		1,200	(19)	24	5	0
GST	Mexico Government International Bond	1.000%	06/20/2019	0.634%		4,200	30	46	76	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,200	(12)	22	10	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		1,300	(22)	33	11	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		15,800	(265)	351	86	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		300	(2)	3	1	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		200	(2)	4	2	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		100	1	1	2	0
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.380%		2,800	(93)	44	0	(49)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		7,800	(129)	172	43	0
RYL	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		1,200	(27)	36	9	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%		500	(5)	9	4	0
	China Government International Bond	1.000%	03/20/2015	0.123%		4,800	68	(36)	32	0

							$118	$4,089	$4,290	$(83)

Credit Default Swaps on Credit Indices - Sell Protection  (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$3	$3	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	9	9	0

					$0	$12	$12	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	$0	$(4)	$0	$(4)
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	10,500	(6)	25	19	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		13,200	(8)	36	28	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		10,200	(2)	31	29	0
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	0	(4)	0	(4)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	23,900	(15)	65	50	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		33,600	(7)	102	95	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		31,400	(20)	75	55	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		11,100	(1)	32	31	0
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		82,400	(1)	263	262	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		10,600	(4)	27	23	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,300	0	15	15	0
MYC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		15,900	(9)	42	33	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		29,400	(6)	89	83	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	5,200	3	(117)	0	(114)

							$(76)	$677	$723	$(122)

Total Swap Agreements							$42	$4,778	$5,025	$(205)

(i)	Securities with an aggregate market value of $8,113 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,596	$0	$8,596
Corporate Bonds & Notes
Banking & Finance	0	406,897	0	406,897
Industrials	0	166,047	80	166,127
Utilities	0	95,535	0	95,535
Municipal Bonds & Notes
California	0	120	0	120
Illinois	0	264	0	264
Louisiana	0	1,197	0	1,197
New York	0	798	0	798
Wisconsin	0	901	0	901
U.S. Government Agencies	0	528,288	0	528,288
U.S. Treasury Obligations	0	140,701	0	140,701
Mortgage-Backed Securities	0	163,373	0	163,373
Asset-Backed Securities	0	83,043	0	83,043
Sovereign Issues	0	519,515	0	519,515
Preferred Securities
Banking & Finance	0	5,962	0	5,962
Short-Term Instruments
Certificates of Deposit	0	95,271	0	95,271
Commercial Paper	0	21,482	0	21,482
Repurchase Agreements	0	7,107	0	7,107
U.S. Treasury Bills	0	2,744	0	2,744
	$0	$2,247,841	$80	$2,247,921

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$607,998	$0	$0	$607,998

Total Investments	$607,998	$2,247,841	$80	$2,855,919

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	928	48	0	976
Over the counter	0	8,131	0	8,131
	$928	$8,179	$0	$9,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(314)	0	(314)
Over the counter	0	(12,433)	0	(12,433)

	$0	$(12,747)	$0	$(12,747)

Totals	$608,926	$2,243,273	$80	$2,852,279

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4%
SHORT-TERM INSTRUMENTS 100.4%
GOVERNMENT AGENCY DEBT 19.0%
Federal Home Loan Bank
0.120% due 03/06/2015	$88,200	$88,127
0.125% due 12/30/2014	13,700	13,696
0.125% due 06/02/2015	2,200	2,200
Freddie Mac
1.000% due 08/27/2014	9,600	9,612

		113,635

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 6.5%		38,720

TREASURY DEBT 1.7%
U.S. Treasury Bills
0.068% due 08/21/2014	2,000	2,000
U.S. Treasury Notes
0.250% due 03/31/2015	8,500	8,510

		10,510

TREASURY REPURCHASE AGREEMENTS (a) 73.2%		438,100

Total Short-Term Instruments (Cost $600,965)		600,965

Total Investments in Securities (Cost $600,965)		600,965

Total Investments 100.4% (Cost $600,965)		$600,965
Other Assets and Liabilities, net (0.4%)		(2,484)

Net Assets 100.0%		$598,481

Notes to Schedule of Investments (amounts in thousands):

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.150%	06/30/2014	07/01/2014	$18,800	Freddie Mac 3.500% due 06/01/2044	$(19,479)	$18,800	$18,800
GSC	0.200%	06/30/2014	07/01/2014	17,900	Fannie Mae 4.500% due 04/01/2044	(18,420)	17,900	17,900
SSB	0.000%	06/30/2014	07/01/2014	2,020	Freddie Mac 2.000% due 01/30/2023	(2,065)	2,020	2,020
Treasury Repurchase Agreements
BOM	0.130%	06/30/2014	07/01/2014	40,000	U.S. Treasury Notes 1.625% due 04/30/2019	(40,833)	40,000	40,000
IND	0.130%	06/30/2014	07/01/2014	13,500	U.S. Treasury Notes 1.000% due 08/31/2019	(13,778)	13,500	13,500
MBC	0.150%	06/30/2014	07/01/2014	123,600	U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014	(51,020)	123,600	123,601
					U.S. Treasury Notes 0.250% due 08/15/2015	(75,113)
MSC	0.150%	06/30/2014	07/01/2014	4,100	U.S. Treasury Bonds 2.875% due 05/15/2043	(4,188)	4,100	4,100
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Notes 0.750% - 1.250% due 06/30/2017 - 11/30/2018	(57,758)	56,500	56,500
NXN	0.130%	06/30/2014	07/01/2014	105,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 07/15/2021 - 01/15/2023	(107,055)	105,000	105,000
RDR	0.140%	06/30/2014	07/01/2014	73,600	U.S. Treasury Notes 1.375% due 07/31/2018	(75,129)	73,600	73,600
TDM	0.140%	06/30/2014	07/01/2014	21,800	U.S. Treasury Notes 2.000% due 11/15/2021	(22,316)	21,800	21,800

Total Repurchase Agreements						$(487,154)	$476,820	$476,821

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$113,635	$0	$113,635
Government Agency Repurchase Agreements	0	38,720	0	38,720
Treasury Debt	0	10,510	0	10,510
Treasury Repurchase Agreements	0	438,100	0	438,100

Total Investments	$0	$600,965	$0	$600,965

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.5%
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SLM Student Loan Trust
0.882% due 07/25/2039	EUR	880	$1,148

Total Corporate Bonds & Notes (Cost $1,073)			1,148

U.S. GOVERNMENT AGENCIES 49.9%
Fannie Mae
0.000% due 01/01/2033 - 07/25/2043 (b)		$4,626	3,656
0.131% due 01/25/2018 (a)		562,514	634
0.752% due 02/25/2024		21	22
1.090% due 09/25/2022 (a)		34,344	1,976
2.000% due 12/25/2042		75	42
2.356% due 03/01/2023		1,600	1,570
2.500% due 06/25/2022 - 07/01/2044		3,001	2,980
2.500% due 12/25/2027 - 02/25/2028 (a)		14,931	1,561
2.980% due 07/01/2022		10,150	10,427
3.000% due 09/25/2022 - 08/01/2044		73,262	70,182
3.000% due 09/25/2039 - 04/25/2043 (a)		70,420	11,964
3.181% due 08/25/2043		97	102
3.330% due 07/01/2022		1,894	1,976
3.355% due 05/25/2042		81	86
3.490% due 07/31/2026 (c)		4,285	4,414
3.500% due 07/01/2029 - 08/01/2044		85,672	89,011
3.500% due 01/25/2042 - 02/25/2044 (a)		48,790	8,644
3.600% due 08/01/2023		454	482
3.690% due 08/01/2023		3,786	4,047
3.750% due 05/25/2033		61	64
3.765% due 12/01/2025		4,500	4,767
4.000% due 02/25/2024 - 02/25/2044 (a)		2,139	435
4.000% due 11/01/2040 - 09/01/2044		113,557	120,446
4.500% due 07/01/2029 - 07/01/2044		27,043	29,532
5.000% due 04/25/2033 - 07/01/2044		9,516	10,655
5.500% due 02/01/2029 - 01/25/2032 (a)		836	165
5.500% due 07/25/2034 - 06/25/2036		3,405	3,861
5.948% due 06/25/2037 (a)		1,835	261
5.998% due 05/25/2042 - 08/25/2042 (a)		4,111	802
6.000% due 02/01/2033 (a)		659	140
6.000% due 02/25/2034 - 11/01/2040		2,546	2,880
6.048% due 03/25/2042 (a)		445	82
6.098% due 03/25/2024 (a)		207	13
6.300% due 06/25/2031		1,306	1,467
6.498% due 08/25/2018 (a)		24,501	4,891
6.500% due 03/01/2017		201	212
6.518% due 01/25/2018 (a)		80,978	8,243
6.548% due 08/25/2040 (a)		5,056	656
6.598% due 09/25/2039 (a)		498	83
6.648% due 11/25/2036 (a)		3,981	751
6.787% due 04/25/2042		151	146
7.000% due 12/25/2023 - 03/25/2049		102	119
7.173% due 05/25/2042		91	89
7.265% due 08/25/2033		1,001	1,053
8.948% due 07/25/2033		1,942	2,474
9.398% due 10/25/2041		3,183	3,234
9.498% due 11/25/2041		8,206	8,324
11.331% due 08/25/2043		4,841	5,008
12.356% due 03/25/2040		411	489
15.392% due 05/25/2043		3,242	3,691
17.457% due 09/25/2024		43	57
19.370% due 09/25/2023		12	16
24.912% due 12/25/2036		489	794
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)		3,173	2,904
1.022% due 09/25/2022 (a)		47,597	2,790
1.250% due 10/02/2019		16,400	15,933
1.465% due 08/25/2019 (a)		153,855	8,918
1.562% due 11/25/2019 (a)		104,705	6,709
2.500% due 09/15/2027 - 12/15/2027 (a)		21,399	2,254
3.000% due 04/15/2027 - 12/15/2032 (a)		4,016	432
3.000% due 06/15/2036		163	166
3.500% due 03/15/2035 - 10/15/2042		3,825	3,709
3.500% due 12/15/2042 (a)		28,455	5,437
4.000% due 04/15/2019 - 08/01/2043		15,714	16,404
4.500% due 04/01/2019 - 12/01/2041		9,719	10,618

5.000% due 05/15/2019 - 12/01/2039	3,824	4,274
5.500% due 02/15/2033 - 05/15/2041	5,112	5,666
5.848% due 06/15/2018 - 10/15/2036 (a)	3,216	377
5.948% due 08/15/2043 (a)	23,086	4,421
6.000% due 07/15/2035	341	426
6.448% due 01/15/2041 (a)	2,264	314
6.498% due 02/15/2032 - 03/15/2035 (a)	6,746	946
6.548% due 10/15/2034 - 09/15/2035 (a)	6,700	881
6.598% due 03/15/2037 (a)	3,171	483
6.868% due 12/15/2023 (a)	1,387	300
7.000% due 03/01/2039	171	189
7.609% due 12/15/2042	635	614
7.848% due 06/15/2031 (a)	613	146
7.987% due 09/17/2032	85	100
8.030% due 05/15/2024 (a)	773	142
9.398% due 09/15/2041	4,134	4,193
9.496% due 10/15/2040	1,036	1,055
9.597% due 01/15/2041	689	730
11.864% due 05/15/2035	925	976
11.915% due 05/15/2033	67	81
12.697% due 05/15/2033	16	19
14.005% due 02/15/2041	1,665	1,918
15.331% due 04/15/2043	4,811	5,389
15.396% due 05/15/2041	3,706	4,059
15.567% due 10/15/2033	1,095	1,372
16.120% due 11/15/2034	23	31
17.777% due 05/15/2035	600	776
18.871% due 10/15/2023	137	195
Ginnie Mae
0.000% due 03/16/2033 - 05/20/2041 (b)	11,311	9,084
0.602% due 11/20/2060	1,914	1,910
0.652% due 03/20/2061	1,012	1,013
0.662% due 12/16/2043 (a)	25,572	133
0.672% due 08/20/2062	1,939	1,944
0.872% due 09/20/2063	16,550	16,733
0.958% due 08/16/2048 (a)	21,788	1,287
1.070% due 05/16/2050 (a)	32,111	1,309
1.510% due 12/16/2043 (a)	847	44
1.565% due 04/16/2053 (a)	15,235	1,042
1.873% due 05/16/2053 (a)	2,058	147
2.073% due 12/20/2042	56	53
2.500% due 07/20/2042	1	1
3.000% due 10/20/2042 (a)	9,521	1,277
3.000% due 07/01/2044	4,000	4,031
3.500% due 05/16/2042 - 07/01/2044	14,000	14,547
4.000% due 09/20/2038 - 07/01/2044	9,070	9,680
4.000% due 03/16/2042 (a)	8,672	1,474
4.250% due 10/20/2038	1,040	1,103
4.500% due 03/15/2039 - 07/01/2044	12,712	13,881
4.500% due 12/16/2041 - 03/16/2043 (a)	5,916	1,059
5.000% due 08/20/2034 - 07/20/2040	770	856
5.000% due 09/20/2038 (a)	2,355	400
5.500% due 02/20/2034 - 04/20/2040	44	51
5.500% due 11/16/2037 (a)	299	38
5.948% due 11/16/2034 (a)	1,809	304
6.000% due 06/20/2037 - 06/20/2041	2,181	2,477
6.097% due 02/20/2042 (a)	2,449	427
6.427% due 10/20/2033 (a)	2,644	530
6.500% due 03/15/2035	1,587	1,853
7.500% due 11/15/2030	40	46
8.000% due 05/17/2034	304	344
9.294% due 12/20/2040	4,000	4,069
11.592% due 09/20/2043	640	669

Total U.S. Government Agencies (Cost $635,602)		639,839

U.S. TREASURY OBLIGATIONS 32.9%
U.S. Treasury Notes
1.250% due 11/30/2018 (f)	3,000	2,973
1.500% due 12/31/2018 (h)	16,100	16,108
1.500% due 01/31/2019 (h)	9,700	9,693
1.500% due 02/28/2019 (f)	1,000	998
1.500% due 05/31/2019 (f)	37,000	36,811
1.625% due 03/31/2019 (f)	21,700	21,762
1.625% due 04/30/2019	7,500	7,513
1.625% due 06/30/2019 (f)	66,000	65,992
1.750% due 10/31/2020	11,456	11,291
2.000% due 09/30/2020	600	601
2.000% due 11/30/2020	3,400	3,397
2.000% due 05/31/2021 (f)	3,000	2,977
2.125% due 08/31/2020 (h)	5,340	5,395
2.125% due 01/31/2021	11,000	11,052
2.250% due 03/31/2021	23,000	23,243
2.375% due 12/31/2020 (f)	31,400	32,073
2.500% due 05/15/2024 (f)	111,000	110,783
2.750% due 11/15/2023 (f)(h)	45,100	46,199
2.750% due 02/15/2024 (f)	12,900	13,186

Total U.S. Treasury Obligations (Cost $419,570)		422,047

MORTGAGE-BACKED SECURITIES 33.9%
Aggregator of Loans Backed by Assets
2.808% due 12/16/2042	GBP	845	1,476
American Home Mortgage Assets Trust
0.442% due 08/25/2037 ^		$12,071	6,006
3.063% due 01/25/2036		3,010	2,137
American Home Mortgage Investment Trust
2.322% due 06/25/2045		981	978
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		7,611	6,102
Banc of America Funding Corp.
2.086% due 01/26/2037		65	65
2.710% due 02/20/2036		2,715	2,200
2.938% due 01/20/2047 ^		33	26
6.000% due 09/25/2036		91	88
Banc of America Mortgage Trust
2.634% due 05/25/2034		293	297
2.659% due 06/25/2034		354	351
2.681% due 04/25/2035		1,312	1,161
2.953% due 11/20/2046 ^		593	496
5.161% due 04/25/2035		111	104
Bancaja Fondo de Titulizacion de Activos
0.568% due 02/20/2036	EUR	2,205	2,903
BCAP LLC Trust
0.320% due 01/26/2037		$5,652	3,734
0.402% due 07/26/2035		4,661	4,598
1.596% due 10/26/2035		6,867	6,896
2.397% due 01/26/2034		1,383	1,379
4.000% due 03/26/2036		3,940	3,968
4.003% due 12/26/2037		889	893
Bear Stearns Adjustable Rate Mortgage Trust
2.478% due 12/25/2046 ^		2,413	2,089
2.498% due 10/25/2036		714	576
2.654% due 05/25/2034		101	98
2.763% due 10/25/2034		308	308
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		114	106
0.472% due 08/25/2036		18,251	12,596
0.652% due 01/25/2036 ^		3,598	2,760
2.576% due 08/25/2036 ^		4,574	2,131
4.928% due 09/25/2035		793	644
Bear Stearns Mortgage Funding Trust
0.382% due 09/25/2046 ^		266	197
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		9,090	7,610
Celtic Residential Irish Mortgage Securitisation PLC
0.502% due 12/14/2048	EUR	2,178	2,792
0.567% due 04/10/2048		5,762	7,394
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$138,781	5,010
Chase Mortgage Finance Trust
2.505% due 02/25/2037		35	35
Citigroup Commercial Mortgage Trust
5.425% due 10/15/2049		3,025	3,284
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035		62	61
2.527% due 03/25/2036		284	270
6.000% due 08/25/2037		4,638	3,609
Commercial Mortgage Trust
2.058% due 12/10/2045 (a)		7,907	803
Countrywide Alternative Loan Trust
0.272% due 06/25/2036		8,784	7,474
0.475% due 11/20/2035		1,053	921
0.552% due 06/25/2036 ^		48	32
0.852% due 05/25/2036		485	316
1.623% due 09/25/2035		137	128
2.234% due 03/25/2047 ^		334	278
5.098% due 02/25/2035 (a)		3,768	416
5.483% due 05/25/2036		9,145	8,057
6.000% due 10/25/2032		3	3
6.000% due 05/25/2036		135	117
6.000% due 04/25/2037 ^		2,482	2,063
Countrywide Home Loan Mortgage Pass-Through Trust
0.482% due 02/25/2035		717	677
2.559% due 03/25/2037 ^		1,795	1,283
2.573% due 01/25/2036		262	233
2.646% due 02/25/2047 ^		2,028	1,706
2.665% due 11/19/2033		53	52
2.747% due 08/25/2034		1	1
4.969% due 09/25/2037 ^		814	713
5.110% due 01/25/2036 ^		14,082	13,029
5.500% due 01/25/2035		777	822

5.750% due 05/25/2037 ^		87	75
6.000% due 01/25/2038		958	890
6.250% due 09/25/2037 ^		86	82
Countrywide Home Loan Reperforming Trust
7.500% due 06/25/2035		1,812	1,876
Credit Suisse Mortgage Capital Certificates
2.723% due 01/26/2047		10,331	6,706
4.792% due 05/27/2053		2,480	2,500
5.691% due 10/26/2036		1,556	1,165
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		95	49
CSMC Series 2014-4R
0.514% due 12/27/2035		4,757	4,540
Deco Pan Europe BV
0.577% due 10/27/2020	EUR	3,230	4,081
Deco Pan Europe PLC
0.737% due 01/27/2018		1,222	1,662
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.895% due 06/28/2047		$764	766
Eurosail PLC
1.322% due 09/13/2045	GBP	2,537	4,092
Fastnet Securities PLC
0.437% due 08/10/2043	EUR	1,163	1,467
First Horizon Alternative Mortgage Securities Trust
2.002% due 07/25/2036		$484	326
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		770	732
2.613% due 11/25/2035		128	122
First Republic Mortgage Loan Trust
0.502% due 11/15/2031		47	45
Global Mortgage Securitization Ltd.
0.422% due 04/25/2032		4,908	4,744
GMAC Mortgage Corp. Loan Trust
3.249% due 05/25/2035		89	88
Great Hall Mortgages PLC
0.361% due 06/18/2039		2,852	2,720
GS Mortgage Securities Trust
1.649% due 08/10/2043 (a)		69,161	4,621
GSR Mortgage Loan Trust
6.250% due 08/25/2036		2,342	1,984
HarborView Mortgage Loan Trust
0.465% due 08/19/2045		144	134
2.399% due 04/19/2034		464	468
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	1,499	2,502
Impac Secured Assets Trust
0.322% due 01/25/2037		$11,493	9,554
0.502% due 05/25/2036		111	111
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	348	587
IndyMac Mortgage Loan Trust
0.932% due 12/25/2034		$744	624
2.384% due 08/25/2035		214	190
2.509% due 12/25/2034		18	17
2.652% due 09/25/2036		9,909	8,161
2.687% due 09/25/2036		522	380
Jefferies Resecuritization Trust
2.373% due 02/26/2036		2,183	2,161
6.110% due 06/25/2047		2,268	2,299
JPMorgan Alternative Loan Trust
0.310% due 09/25/2036		6,016	5,226
0.312% due 11/25/2036 ^		6,352	4,386
3.090% due 11/25/2036 ^		7,322	6,121
JPMorgan Mortgage Trust
2.634% due 07/25/2035		43	44
2.646% due 04/25/2035		246	251
2.681% due 10/25/2035		2,098	2,105
JPMorgan Resecuritization Trust
2.615% due 03/21/2037		6	6
6.000% due 09/26/2036		12,398	7,550
LB Commercial Mortgage Trust
5.517% due 07/15/2044		50	55
LB-UBS Commercial Mortgage Trust
0.738% due 02/15/2040 (a)		162,378	2,341
Leek Finance Ltd.
0.813% due 09/21/2038	GBP	5,504	9,688
Lehman Mortgage Trust
0.472% due 08/25/2036 ^		$502	368
5.750% due 02/25/2037		13,180	10,326
Lehman XS Trust
0.272% due 08/25/2036		884	682
1.052% due 08/25/2047		9,338	6,879
London & Regional Debt Securitisation PLC
4.775% due 10/15/2017	GBP	6,208	10,786
Luminent Mortgage Trust
0.382% due 05/25/2037 ^		$124	87

Mall Funding PLC
1.208% due 04/22/2017	GBP	1,058	1,808
Merrill Lynch Mortgage Investors Trust
0.402% due 08/25/2036		$3,026	2,899
1.151% due 10/25/2035		1,203	1,155
1.572% due 10/25/2035		2,165	2,145
2.044% due 07/25/2029		44	44
2.518% due 12/25/2035		220	211
2.574% due 02/25/2036 ^		1,751	1,419
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)		11,383	761
Morgan Stanley Capital Trust
5.319% due 12/15/2043		6,630	7,191
Morgan Stanley Mortgage Loan Trust
0.422% due 09/25/2035		3,366	3,346
2.541% due 06/25/2037		2,840	1,862
5.500% due 10/25/2037		2,235	2,096
7.409% due 09/25/2035 ^		288	229
Morgan Stanley Re-REMIC Trust
0.450% due 02/26/2037		741	739
5.000% due 11/26/2036		542	546
Mortgage Equity Conversion Asset Trust
0.570% due 02/25/2042		2,924	2,340
0.590% due 01/25/2042		17,633	14,106
0.600% due 10/25/2041		1,903	1,522
0.600% due 05/25/2042		5,881	4,705
New York Mortgage Trust
0.482% due 08/25/2035		2,138	2,019
Opera Germany PLC
0.547% due 10/20/2014	EUR	757	1,033
RBS Greenwich Capital Mortgage Loan Trust
4.983% due 04/15/2024		$3,500	3,570
RBSSP Resecuritization Trust
0.652% due 09/26/2034		742	687
49.921% due 06/26/2037		1,500	911
Residential Accredit Loans, Inc. Trust
0.352% due 10/25/2046		4,044	2,731
0.362% due 04/25/2046		12,009	6,113
0.452% due 08/25/2035		516	416
0.502% due 08/25/2035 ^		3,224	2,570
0.552% due 10/25/2045		426	334
3.510% due 05/25/2035		206	175
6.000% due 10/25/2034		813	856
8.000% due 04/25/2036 ^		657	596
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,530	1,439
Residential Funding Mortgage Securities, Inc. Trust
3.778% due 04/25/2037		1,873	1,619
Rural Hipotecario Fondo De Titulizacion Hipotec
0.576% due 02/13/2033	EUR	885	1,175
Sequoia Mortgage Trust
0.373% due 03/20/2035		$951	858
3.065% due 07/20/2037		356	304
SOMF Ltd.
0.688% due 04/22/2017	GBP	212	362
0.828% due 04/22/2017		13,221	22,524
Sovereign Commercial Mortgage Securities Trust
6.085% due 07/22/2030		$600	609
Structured Adjustable Rate Mortgage Loan Trust
2.518% due 08/25/2035		492	465
Structured Asset Mortgage Investments Trust
0.332% due 07/25/2046		174	137
0.342% due 07/25/2046 ^		13,525	9,002
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.436% due 09/25/2033		473	476
Thornburg Mortgage Securities Trust
1.052% due 03/25/2044		143	130
1.855% due 04/25/2045		1,927	1,910
Titan Europe Ltd.
0.548% due 04/23/2017	EUR	3,764	5,044
UBS-Barclays Commercial Mortgage Trust
0.263% due 08/10/2049 (a)		$178,586	2,952
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045		625	639
5.848% due 03/23/2045		2,200	2,334
WaMu Mortgage Pass-Through Certificates Trust
0.522% due 11/25/2034		2,654	2,556
0.578% due 10/25/2044		10,043	9,767
1.123% due 02/25/2046		752	713
2.199% due 07/25/2037		242	207
2.391% due 08/25/2035		293	294
2.539% due 12/25/2035		4,741	4,207
4.087% due 12/25/2036 ^		3,099	2,846
4.689% due 07/25/2037 ^		171	160
Washington Mutual Mortgage Pass-Through Certificates Trust
0.402% due 02/25/2036		690	531
0.823% due 01/25/2047		4,748	3,469
5.750% due 11/25/2035		2,803	2,451

Wells Fargo Mortgage-Backed Securities Trust
0.652% due 06/25/2037		252	217
2.605% due 08/25/2033		49	50
2.610% due 02/25/2035		43	42
2.613% due 03/25/2036		731	734
2.613% due 05/25/2036 ^		200	187
2.615% due 01/25/2035		299	300
2.616% due 03/25/2036		1,450	1,451
2.622% due 04/25/2036 ^		480	472
6.000% due 09/25/2036		102	99
Windermere CMBS PLC
0.777% due 04/22/2018	EUR	2,884	3,879
0.803% due 04/24/2017	GBP	97	164

Total Mortgage-Backed Securities (Cost $406,897)			433,884

ASSET-BACKED SECURITIES 21.5%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		$1,883	1,803
0.630% due 09/25/2035		2,800	2,092
ACE Securities Corp. Home Equity Loan Trust
0.452% due 02/25/2036		3,655	3,227
0.832% due 09/25/2035		6,800	5,426
1.127% due 11/25/2033		2,106	1,975
ALM Ltd.
1.454% due 02/13/2023		2,100	2,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 07/25/2035		6,400	5,672
0.622% due 05/25/2035		5,000	4,617
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.940% due 10/25/2033		2,381	2,255
Asset-Backed Funding Certificates Trust
0.772% due 04/25/2034		5,983	5,847
1.402% due 06/25/2034		2,717	2,537
Asset-Backed Securities Corp. Home Equity Loan Trust
0.872% due 06/25/2035		757	708
1.112% due 11/25/2033		2,666	2,427
Avoca CLO PLC
0.600% due 01/16/2023	EUR	1,694	2,302
Babson CLO Ltd.
2.234% due 09/28/2021		$1,450	1,451
Bear Stearns Asset-Backed Securities Trust
0.352% due 12/25/2036		8,896	8,367
0.352% due 04/25/2037		8,539	7,569
1.152% due 10/25/2037		1,994	1,866
BMI CLO
2.729% due 08/01/2021		1,500	1,485
Carlyle Global Market Strategies CLO Ltd.
1.698% due 07/20/2023		900	900
3.228% due 07/20/2023		1,250	1,250
CBRE Realty Finance CDO Ltd.
0.480% due 04/07/2052		1,875	1,819
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,021	1,031
Citigroup Mortgage Loan Trust, Inc.
0.292% due 05/25/2037		2,374	2,277
0.562% due 10/25/2035		1,700	1,458
Commercial Industrial Finance Corp.
1.665% due 08/14/2024		900	901
3.025% due 08/14/2024		1,250	1,251
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037		7,100	5,416
0.302% due 05/25/2037		8,793	7,525
0.312% due 10/25/2047		865	853
0.352% due 04/25/2036		875	784
0.392% due 04/25/2036		741	589
0.630% due 07/25/2035		5,000	4,886
0.632% due 01/25/2036		900	718
0.652% due 08/25/2047		1,461	1,435
0.792% due 08/25/2035		4,502	4,114
1.052% due 10/25/2034		5,904	5,663
5.530% due 04/25/2047		769	744
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		2,810	1,580
1.097% due 04/25/2036		10,634	9,021
5.647% due 10/25/2036		1,100	962
Dalradian European CLO BV
0.717% due 04/11/2023	EUR	1,700	2,318
EMC Mortgage Loan Trust
0.702% due 08/25/2040		$2,008	1,817
Equifirst Loan Securitization Trust
0.342% due 04/25/2037		1,250	975
Eurocredit CDO BV
1.584% due 02/22/2020	EUR	1,900	2,528

First Franklin Mortgage Loan Trust
0.312% due 04/25/2036		$4,900	3,934
0.662% due 09/25/2035		1,529	1,508
0.962% due 04/25/2035		4,881	4,577
Fraser Sullivan CLO Ltd.
2.728% due 04/20/2023		2,500	2,513
GSAA Home Equity Trust
0.382% due 04/25/2047		732	465
0.452% due 05/25/2047		1,409	1,018
GSAMP Trust
0.272% due 12/25/2036		1,354	745
Harbourmaster CLO BV
0.672% due 10/25/2020	EUR	3,500	4,673
Hewett’s Island CDO Ltd.
0.451% due 06/09/2019		$1,223	1,218
HSI Asset Securitization Corp. Trust
0.302% due 12/25/2036		8,533	4,630
ING Investment Management CLO Ltd.
2.676% due 10/15/2022		1,550	1,562
Jersey Street CLO Ltd.
0.478% due 10/20/2018		2,810	2,802
JPMorgan Mortgage Acquisition Trust
0.310% due 05/25/2036		7,453	7,211
0.320% due 04/25/2036		7,242	6,947
Lehman XS Trust
0.322% due 01/25/2037		708	550
Long Beach Mortgage Loan Trust
0.945% due 06/25/2034		309	294
Magnetite Ltd.
2.981% due 09/15/2023		2,350	2,357
Marquette U.S./European CLO PLC
0.748% due 07/15/2020	EUR	3,000	3,992
MASTR Asset-Backed Securities Trust
0.312% due 10/25/2036		$838	520
0.392% due 10/25/2036		8,703	5,381
0.602% due 10/25/2035		1,000	954
Merrill Lynch Mortgage Investors Trust
0.262% due 03/25/2037		1,168	707
0.262% due 08/25/2037		943	544
0.672% due 06/25/2035		1,491	1,421
0.872% due 06/25/2035		1,138	1,044
Morgan Stanley Mortgage Loan Trust
0.392% due 04/25/2037		2,846	1,601
N-Star Real Estate CDO Ltd.
0.561% due 06/16/2041		2,844	2,695
National Collegiate Student Loan Trust
0.282% due 06/26/2028		667	651
0.282% due 11/27/2028		11,124	11,017
0.292% due 12/27/2027		3,018	2,986
0.302% due 07/25/2026		3,370	3,347
0.432% due 04/25/2029		3,170	3,071
3.653% due 12/26/2025		10,450	10,431
6.500% due 12/26/2025		4,950	4,930
Nomura Home Equity Loan, Inc.
0.562% due 02/25/2036		2,500	2,125
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		2,711	2,693
Option One Mortgage Loan Trust
0.652% due 08/25/2032		1,408	1,333
Option One Mortgage Loan Trust Asset-Backed Certificates
0.342% due 01/25/2036		3,147	2,962
0.692% due 06/25/2032		484	455
0.792% due 07/25/2033		1,188	1,112
Ownit Mortgage Loan Trust
1.082% due 03/25/2036		3,856	3,801
Pangaea ABS SPV
0.469% due 12/28/2096	EUR	813	1,013
RAAC Trust
0.852% due 03/25/2034		$618	593
Residential Asset Mortgage Products Trust
0.312% due 02/25/2037		4,107	3,717
0.332% due 08/25/2046		813	788
Residential Asset Securities Corp. Trust
0.402% due 01/25/2036		44	44
RMF Euro CDO PLC
0.775% due 07/18/2023	EUR	900	1,160
Securitized Asset-Backed Receivables LLC Trust
1.127% due 03/25/2035		$924	876
SG Mortgage Securities Trust
0.582% due 10/25/2035		3,000	2,760
Specialty Underwriting & Residential Finance Trust
0.302% due 09/25/2037		2,778	1,612
0.502% due 03/25/2037		879	481
Structured Asset Securities Corp. Mortgage Loan Trust
0.312% due 03/25/2036		4,296	4,128

Symphony CLO LP
2.729% due 04/16/2022	3,000	3,010
Symphony CLO Ltd.
1.736% due 07/23/2023	1,700	1,704
3.026% due 07/23/2023	1,250	1,253
Trimaran CLO Ltd.
0.475% due 11/01/2018	1,682	1,676
Vanderbilt Mortgage Finance
7.120% due 04/07/2032	544	576
Vitesse CLO Ltd.
0.476% due 08/17/2020	2,702	2,695
Wrightwood Capital Real Estate CDO Ltd.
0.547% due 11/21/2040	4,140	3,912

Total Asset-Backed Securities (Cost $268,108)		275,316

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (e) 0.8%		10,423

U.S. TREASURY BILLS 0.4%
0.049% due 07/24/2014 - 12/18/2014 (d)(f)(j)	4,876	4,875

Total Short-Term Instruments (Cost $15,298)		15,298

Total Investments in Securities (Cost $1,746,548)		1,787,532

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio	4,912,797	49,157

Total Short-Term Instruments (Cost $49,157)		49,157

Total Investments in Affiliates (Cost $49,157)		49,157

Total Investments 143.3% (Cost $1,795,705)		$1,836,689
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(2,556))		(2,870)
Other Assets and Liabilities, net (43.1%)		(552,355)

Net Assets 100.0%		$1,281,464

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$10,423	Fannie Mae 2.110% due 11/07/2022	$(10,636)	$10,423	$10,423

Total Repurchase Agreements						$(10,636)	$10,423	$10,423

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(1.750%)	06/30/2014	07/01/2014	$(36,849)	$(36,847)
	0.180%	06/24/2014	07/08/2014	(18,246)	(18,252)
	0.220%	06/25/2014	07/02/2014	(1,605)	(1,605)
FOB	0.233%	06/26/2014	07/03/2014	(2,170)	(2,145)
	0.253%	06/27/2014	07/09/2014	(1,033)	(1,022)
GSC	0.010%	07/01/2014	07/02/2014	(3,706)	(3,706)
	0.110%	06/25/2014	07/02/2014	(21,967)	(21,968)
	0.120%	06/19/2014	07/10/2014	(999)	(999)
	0.140%	06/19/2014	07/10/2014	(36,747)	(36,773)
	0.200%	06/25/2014	07/02/2014	(13,217)	(13,218)
	0.300%	06/30/2014	07/01/2014	(54,800)	(54,800)
MSC	0.050%	06/30/2014	07/01/2014	(8,403)	(8,403)
	0.100%	06/30/2014	07/01/2014	(102,760)	(102,761)
TDM	0.150%	06/10/2014	07/10/2014	(888)	(889)
	0.150%	06/11/2014	07/10/2014	(4,145)	(4,147)
	0.160%	06/11/2014	07/09/2014	(4,248)	(4,249)
	0.180%	06/30/2014	07/21/2014	(4,874)	(4,880)

Total Sale-Buyback Transactions					$(316,664)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $595,575 at a weighted average interest rate of (0.041%).
(3)	Payable for sale-buyback transactions includes $39 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	3.500%	09/01/2044	$3,000	$(3,048)	$(3,067)
	Fannie Mae	4.500%	07/01/2044	13,000	(12,983)	(12,992)
	Fannie Mae	4.500%	08/01/2044	13,000	(14,024)	(14,042)
	Fannie Mae	4.500%	09/01/2044	3,000	(3,220)	(3,233)
BOA	Fannie Mae	4.500%	08/01/2044	19,000	(20,507)	(20,523)
BPG	Ginnie Mae	3.000%	07/01/2044	8,000	(7,980)	(8,061)
FOB	Fannie Mae	3.500%	07/01/2044	28,000	(28,737)	(28,801)
	Fannie Mae	4.500%	08/01/2044	80,000	(86,306)	(86,414)
GSC	Fannie Mae	2.500%	08/01/2029	2,000	(2,020)	(2,026)
	Fannie Mae	3.500%	07/01/2044	66,000	(67,537)	(67,887)
	Fannie Mae	4.500%	07/01/2044	81,000	(87,470)	(87,694)
MSC	Fannie Mae	2.500%	08/01/2029	11,000	(11,113)	(11,144)
SAL	Ginnie Mae	3.000%	07/01/2044	14,000	(14,015)	(14,107)

Total Short Sales					$(358,960)	$(359,991)

(f)	Securities with an aggregate market value of $318,799 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	116	$(109)	$0	$(24)

Total Futures Contracts				$(109)	$0	$(24)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	05/18/2016	$1,300,000	$(442)	$718	$0	$(217)
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	1,300,000	1,629	(821)	259	0
Receive	3-Month USD-LIBOR	1.250%	06/18/2017	195,400	(1,634)	(734)	0	(75)
Receive	3-Month USD-LIBOR	2.660%	05/18/2018	520,000	(743)	179	0	(64)
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	119,700	1,888	1,395	70	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	8,100	(320)	(701)	0	(48)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	18,900	(1,689)	(1,446)	0	(117)

Total Swap Agreements					$(1,311)	$(1,410)	$329	$(521)

(h)	Securities with an aggregate market value of $4,884 and cash of $69 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	09/2014	GBP	31,823		$53,415	$0	$(1,015)
CBK	07/2014	EUR	109		149	0	(1)
DUB	07/2014		$50,415	EUR	37,094	379	0
	08/2014	EUR	37,094		$50,421	0	(379)
GLM	07/2014		36,985		50,652	9	0

Total Forward Foreign Currency Contracts						$388	$(1,395)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520%	07/07/2014	$2,000	$4	$1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980%	08/05/2014	70,000	343	29
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830%	08/05/2014	70,000	329	125

Total Purchased Options							$676	$155

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 4.000% due 07/01/2044	$106.039	07/07/2014	$24,000	$(43)	$(51)
	Call - OTC Fannie Mae 4.000% due 07/01/2044	108.359	07/07/2014	13,000	(10)	(10)
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	105.695	07/07/2014	4,000	(6)	(17)
	Call - OTC Fannie Mae 4.000% due 07/01/2044	106.094	07/07/2014	12,000	(21)	(22)
	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.188	08/05/2014	20,000	(47)	(47)
FBF	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.027	08/05/2014	21,000	(54)	(64)
JPM	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.031	08/05/2014	21,000	(53)	(64)
	Call - OTC Fannie Mae 4.500% due 07/01/2044	108.398	07/07/2014	12,000	(10)	(8)

Total Written Options					$(244)	$(283)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,546	$(2,254)	$846	$0	$(1,408)
CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	2,053	(95)	84	0	(11)
FBF	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	14,118	(574)	442	0	(132)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	196	(9)	8	0	(1)
GST	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	684	(33)	30	0	(3)
JPM	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	588	(23)	17	0	(6)

					$(2,988)	$1,427	$0	$(1,561)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	IOS.FN.350.12 Index	489,475	0.300%	01/12/2043	$37,116		$42	$42	$0

Total Swap Agreements							$(2,988)	$1,469	$42	$(1,561)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $2,454 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,148	$0	$1,148
U.S. Government Agencies	0	635,425	4,414	639,839
U.S. Treasury Obligations	0	422,047	0	422,047
Mortgage-Backed Securities	0	403,701	30,183	433,884
Asset-Backed Securities	0	275,316	0	275,316
Short-Term Instruments
Repurchase Agreements	0	10,423	0	10,423
U.S. Treasury Bills	0	4,875	0	4,875
	$0	$1,752,935	$34,597	$1,787,532
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,157	$0	$0	$49,157
Total Investments	$49,157	$1,752,935	$34,597	$1,836,689
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(359,991)	$0	$(359,991)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	329	0	329
Over the counter	0	585	0	585
	$0	$914	$0	$914
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(521)	0	(545)
Over the counter	0	(3,239)	0	(3,239)
	$(24)	$(3,760)	$0	$(3,784)

Totals	$49,133	$1,390,098	$34,597	$1,473,828

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$4,381	$0	$0	$0	$33	$0	$0	$4,414	$33
Mortgage-Backed Securities	45,223	7,883	(788)	(331)	161	559	0	(22,524)	30,183	(1)

Totals	$45,223	$12,264	$(788)	$(331)	$161	$592	$0	$(22,524)	$34,597	$32

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$4,414	Benchmark Pricing	Base Price	102.24
Mortgage-Backed Securities	2,500	Benchmark Pricing	Benchmark Pricing	100.00
	5,011	Other Valuation Techniques (2)	—	—
	22,672	Third Party Vendor	Broker Quote	80.00

Total	$34,597

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.7%
U.S. GOVERNMENT AGENCIES 151.4%
Fannie Mae
0.000% due 07/25/2022 (b)	$17	$16
0.217% due 12/25/2036	2,842	2,781
0.272% due 03/25/2034	643	638
0.302% due 08/25/2034	30	30
0.392% due 06/25/2033	44	42
0.412% due 06/25/2032	209	201
0.452% due 03/25/2018	148	148
0.492% due 11/25/2032	109	100
0.554% due 04/18/2028	3	3
0.602% due 05/25/2023 - 07/25/2036	1,738	1,745
0.652% due 03/25/2017 - 03/25/2032	425	431
0.802% due 02/25/2024	244	247
1.152% due 04/25/2023 - 04/25/2032	200	205
1.181% due 05/01/2033	202	212
1.300% due 02/01/2036	316	316
1.324% due 08/01/2042 - 10/01/2044	2,157	2,223
1.712% due 08/01/2027	445	480
1.752% due 03/01/2032	75	80
1.844% due 04/01/2035	244	256
1.899% due 01/01/2035	400	422
1.910% due 03/01/2035	11	12
1.915% due 01/01/2035	206	218
1.916% due 02/01/2035	70	74
1.925% due 01/01/2035 - 05/01/2035	699	744
1.976% due 03/01/2035	50	53
1.980% due 02/01/2035	137	144
1.995% due 12/01/2034	37	40
2.000% due 01/01/2028 - 12/01/2028	4,013	3,964
2.004% due 01/01/2035	58	62
2.005% due 12/01/2034	10	11
2.040% due 11/01/2034	30	31
2.041% due 11/01/2035	101	106
2.050% due 09/01/2034	462	488
2.094% due 10/01/2035	23	25
2.121% due 03/01/2035	31	32
2.209% due 02/01/2035	37	40
2.219% due 12/01/2034	458	464
2.222% due 10/01/2035	78	83
2.249% due 04/01/2033	136	145
2.250% due 03/01/2027	75	76
2.254% due 02/01/2035	76	81
2.260% due 10/01/2028	10	10
2.269% due 02/01/2035 - 05/25/2035	309	321
2.275% due 12/01/2035	350	353
2.281% due 05/01/2035	179	189
2.291% due 07/01/2035	125	133
2.344% due 06/01/2030	11	11
2.348% due 07/01/2035	63	67
2.352% due 08/01/2036	994	1,062
2.356% due 03/01/2023	1,600	1,570
2.359% due 02/01/2035	58	61
2.374% due 09/01/2035	317	343
2.500% due 03/01/2028 - 07/01/2044	20,544	20,737
2.500% due 12/01/2029	6,000	6,064
2.515% due 01/25/2022 (a)	7,252	886
2.530% due 07/01/2035	104	112
2.630% due 10/01/2032	241	243
2.754% due 05/01/2023	7	8
3.000% due 10/01/2027 - 08/01/2044	36,543	36,951
3.330% due 07/01/2022	732	764
3.500% due 08/01/2029 - 08/01/2044	19,000	20,050
3.600% due 08/01/2023	454	482
4.000% due 07/01/2018 - 09/01/2044	32,274	34,323
4.500% due 08/01/2020 - 08/01/2041	3,417	3,668
5.000% due 01/01/2019 - 07/01/2044	5,387	5,790
5.075% due 11/01/2018	1	1
5.208% due 11/01/2035	88	92
5.357% due 11/01/2035	127	138
5.500% due 08/01/2024 - 05/01/2041	2,159	2,433
5.774% due 01/25/2043	1,314	1,066
5.990% due 08/01/2017	1,066	1,125
6.000% due 07/01/2017 - 07/01/2044	10,124	11,397
6.500% due 06/01/2021 - 07/01/2044	3,284	3,705
7.000% due 09/25/2023	24	27
7.500% due 09/01/2034	1	2

7.750% due 08/25/2022	17	19
Federal Housing Administration
7.430% due 06/01/2019	48	47
Freddie Mac
0.302% due 08/15/2019	390	390
0.402% due 05/15/2035	99	99
0.552% due 06/15/2032 - 12/15/2032	166	166
0.602% due 12/15/2031	139	141
0.652% due 09/15/2030	15	15
0.960% due 01/25/2023 (a)	23,516	1,318
1.052% due 02/15/2021	280	285
1.175% due 11/25/2022 (a)	10,650	746
1.250% due 10/02/2019	3,100	3,012
1.319% due 02/25/2045	379	387
1.425% due 04/25/2021 (a)	6,862	485
1.508% due 11/25/2019 (a)	3,966	244
1.562% due 11/25/2019 (a)	36,503	2,339
1.959% due 02/01/2018	21	22
2.250% due 02/01/2035 - 03/01/2035	41	41
2.319% due 10/01/2036	494	526
2.352% due 01/01/2035	85	90
2.355% due 02/01/2028	62	65
2.362% due 09/01/2035	326	340
2.370% due 01/01/2034	28	30
2.375% due 11/01/2031 - 04/01/2035	272	289
2.403% due 09/01/2035	1,523	1,625
2.458% due 01/01/2035	1,232	1,314
2.513% due 08/01/2036	56	59
2.515% due 05/01/2032	19	19
2.525% due 03/01/2035	26	28
2.530% due 02/01/2035	39	42
2.601% due 06/01/2035	49	53
2.615% due 03/01/2034	648	691
2.850% due 08/01/2025	2	2
2.855% due 11/01/2028	3	3
3.000% due 08/01/2042 - 07/01/2044	9,809	9,671
3.500% due 12/15/2022	1	1
4.000% due 07/01/2043 - 07/01/2044	14,378	15,219
4.500% due 03/15/2021 - 07/01/2044	8,001	8,656
5.000% due 10/01/2029 - 07/01/2041	11,586	12,846
5.500% due 12/01/2017 - 06/01/2040	9,077	10,138
6.000% due 11/01/2027 - 07/01/2044	4,086	4,591
6.500% due 12/15/2023 - 05/15/2028	428	481
8.000% due 06/15/2026	9	10
11.864% due 05/15/2035	463	488
15.396% due 05/15/2041	876	959
Ginnie Mae
0.352% due 02/16/2032 - 07/16/2032	86	86
0.402% due 08/16/2032	393	394
0.702% due 04/16/2032	146	148
0.872% due 09/20/2063	1,104	1,116
1.152% due 04/20/2063 - 08/20/2063	4,713	4,833
1.452% due 09/20/2063	993	1,030
1.625% due 06/20/2017 - 03/20/2027	19	18
2.000% due 02/20/2017 - 03/20/2043	196	184
2.500% due 12/20/2021	4	4
3.000% due 07/01/2044	6,000	6,057
3.500% due 02/20/2018 - 08/01/2044	16,002	16,617
4.000% due 03/20/2016 - 07/01/2044	14,615	15,632
4.500% due 01/15/2035 - 07/01/2044	18,510	20,221
5.000% due 11/20/2034 - 07/01/2044	18,079	19,934
5.500% due 09/15/2033 - 12/15/2039	6,046	6,758
6.500% due 07/15/2024 - 08/15/2038	824	940
7.500% due 08/15/2027	1	1

Total U.S. Government Agencies (Cost $338,282)		343,618

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Notes
1.500% due 05/31/2019 (d)	1,400	1,393
2.375% due 12/31/2020	2,800	2,860
2.500% due 05/15/2024 (d)	7,000	6,986
2.750% due 02/15/2024	1,400	1,431

Total U.S. Treasury Obligations (Cost $12,532)		12,670

MORTGAGE-BACKED SECURITIES 5.4%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	130	140
Banc of America Funding Corp.
0.411% due 10/03/2039	443	439
0.443% due 05/20/2035	136	95
2.938% due 01/20/2047 ^	730	572
Bear Stearns Alt-A Trust
4.382% due 11/25/2036 ^	1,447	1,112

CBA Commercial Small Balance Commercial Mortgage
0.432% due 12/25/2036	259	202
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035	69	62
Citigroup Mortgage Loan Trust, Inc.
0.952% due 08/25/2035	1,124	944
Countrywide Alternative Loan Trust
0.353% due 07/20/2046 ^	153	105
0.362% due 05/25/2035	740	626
0.382% due 08/25/2046	29	16
0.402% due 09/25/2046 ^	422	121
0.402% due 10/25/2046 ^	134	61
0.422% due 05/25/2036 ^	60	36
0.433% due 09/20/2046	362	115
0.492% due 10/25/2046 ^	325	16
0.522% due 11/25/2035 ^	26	6
0.572% due 12/25/2035	93	53
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 02/25/2035	14	11
0.442% due 04/25/2035	415	342
0.452% due 04/25/2046 ^	96	47
0.492% due 03/25/2036	109	60
0.502% due 02/25/2036 ^	60	28
1.072% due 09/25/2034	369	272
2.488% due 04/25/2035	923	844
Credit Suisse First Boston Mortgage Securities Corp.
2.618% due 09/25/2034	502	504
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	496	500
Greenpoint Mortgage Funding Trust
0.352% due 10/25/2046	373	250
0.352% due 12/25/2046 ^	355	196
0.422% due 04/25/2036 ^	55	19
0.472% due 09/25/2046 ^	377	202
0.492% due 10/25/2046	370	169
GSR Mortgage Loan Trust
0.412% due 08/25/2046	319	94
HarborView Mortgage Loan Trust
0.405% due 09/19/2046 ^	34	4
HomeBanc Mortgage Trust
0.332% due 12/25/2036	288	256
IndyMac Mortgage Loan Trust
0.352% due 11/25/2046	338	208
LB Commercial Mortgage Trust
5.517% due 07/15/2044	100	110
Lehman XS Trust
0.472% due 11/25/2046 ^	378	128
MASTR Adjustable Rate Mortgages Trust
0.452% due 05/25/2047 ^	389	199
0.492% due 05/25/2047 ^	389	124
MASTR Alternative Loan Trust
0.552% due 03/25/2036	1,281	394
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031	153	153
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017	1	1
Residential Accredit Loans, Inc. Trust
0.352% due 12/25/2046 ^	355	169
0.382% due 05/25/2037 ^	113	28
0.422% due 05/25/2046 ^	325	125
3.192% due 08/25/2035 ^	226	124
Sequoia Mortgage Trust
0.855% due 10/19/2026	119	118
0.913% due 10/20/2027	23	22
Structured Asset Mortgage Investments Trust
0.815% due 09/19/2032	58	57
Thornburg Mortgage Securities Trust
5.591% due 09/25/2037	161	159
UBS-Barclays Commercial Mortgage Trust
1.495% due 04/10/2046 (a)	3,457	285
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045	681	697
WaMu Mortgage Pass-Through Certificates Trust
0.372% due 07/25/2046 ^	19	1
0.652% due 07/25/2044	255	241
0.852% due 12/25/2045	346	60
Washington Mutual Mortgage Pass-Through Certificates Trust
0.402% due 07/25/2046 ^	64	12
0.893% due 04/25/2047 ^	165	34

Wells Fargo Commercial Mortgage Trust
2.278% due 10/15/2045 (a)	3,414	389

Total Mortgage-Backed Securities (Cost $13,282)		12,357

ASSET-BACKED SECURITIES 2.3%
ALM Ltd.
1.454% due 02/13/2023	800	800
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	25	23
0.852% due 10/25/2031	17	15
Amresco Residential Securities Mortgage Loan Trust
0.647% due 06/25/2028	167	157
0.707% due 06/25/2027	87	86
0.707% due 09/25/2027	207	199
0.782% due 09/25/2028	437	406
Centex Home Equity Loan Trust
0.452% due 01/25/2032	21	20
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033	90	84
Conseco Finance Home Equity Loan Trust
1.652% due 05/15/2032	596	585
Countrywide Asset-Backed Certificates
0.832% due 06/25/2033	192	186
Dryden Senior Loan Fund
1.396% due 01/15/2022	1,000	1,000
EMC Mortgage Loan Trust
0.902% due 08/25/2040	112	102
GSAA Home Equity Trust
0.450% due 03/25/2037	441	276
Home Equity Asset Trust
0.750% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037	968	549
Renaissance Home Equity Loan Trust
0.912% due 12/25/2032	54	51
Salomon Brothers Mortgage Securities, Inc.
1.127% due 10/25/2028	226	221
Saturn CLO Ltd.
0.449% due 05/13/2022	381	376
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034	35	30
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	21	20
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	107	113

Total Asset-Backed Securities (Cost $4,999)		5,301

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (c) 1.0%		2,336

Total Short-Term Instruments (Cost $2,336)		2,336

Total Investments in Securities (Cost $371,431)		376,282

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio	1,210,708	12,114
PIMCO Short-Term Floating NAV Portfolio III	1,779	18

Total Short-Term Instruments (Cost $12,132)		12,132

Total Investments in Affiliates (Cost $12,132)		12,132

Total Investments 171.1% (Cost $383,563)		$388,414
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $13)		(4)
Other Assets and Liabilities, net (71.1%)		(161,429)

Net Assets 100.0%		$226,981

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$2,336	Fannie Mae 2.120% due 11/07/2022	$(2,384)	$2,336	$2,336

Total Repurchase Agreements						$(2,384)	$2,336	$2,336

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale- Buyback Transactions
BCY	(1.750%)	06/30/2014	07/01/2014	$(1,394)	$(1,394)
UBS	0.200%	06/30/2014	07/01/2014	(2,804)	(2,804)

Total Sale-Buyback Transactions					$(4,198)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,952 at a weighted average interest rate of (0.138%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	3.500%	09/01/2044	$1,000	$(1,016)	$(1,022)
	Fannie Mae	4.500%	08/01/2044	2,000	(2,158)	(2,160)
	Fannie Mae	4.500%	09/01/2044	1,000	(1,073)	(1,078)
DEU	Fannie Mae	4.000%	07/01/2029	6,000	(6,368)	(6,368)
FOB	Fannie Mae	3.500%	07/01/2029	8,000	(8,439)	(8,477)
	Fannie Mae	3.500%	07/01/2044	3,000	(3,067)	(3,086)
	Fannie Mae	4.000%	08/01/2044	13,400	(14,049)	(14,170)
	Fannie Mae	4.500%	08/01/2044	2,000	(2,160)	(2,160)
	Fannie Mae	5.500%	07/01/2044	4,000	(4,446)	(4,476)
	Ginnie Mae	5.000%	07/01/2044	5,000	(5,492)	(5,493)
GSC	Fannie Mae	2.500%	08/01/2029	10,000	(10,098)	(10,131)
	Fannie Mae	3.500%	07/01/2044	14,000	(14,301)	(14,400)
MSC	Ginnie Mae	5.000%	07/01/2044	1,000	(1,098)	(1,099)
SAL	Ginnie Mae	2.500%	07/01/2044	4,000	(3,820)	(3,861)
	Ginnie Mae	5.000%	07/01/2044	7,000	(7,689)	(7,690)

Total Short Sales					$(85,274)	$(85,671)

(d)	Securities with an aggregate market value of $4,187 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830%	08/05/2014	$3,000	$14	$5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980%	08/05/2014	8,000	41	4

Total Purchased Options							$55	$9

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 08/01/2044		Receive	106.188%	08/05/2014	$4,000	$(9)	$(9)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 4.000% due 07/01/2044	$106.039	07/07/2014	$5,000	$(9)	$(11)
	Call - OTC Fannie Mae 4.000% due 07/01/2044	108.359	07/07/2014	3,000	(2)	(2)
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	106.094	07/07/2014	2,000	(4)	(4)
FBF	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.027	08/05/2014	3,000	(8)	(9)
JPM	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.031	08/05/2014	3,000	(8)	(9)
	Call - OTC Fannie Mae 4.500% due 07/01/2044	108.398	07/07/2014	3,000	(2)	(2)

					$(33)	$(37)

Total Written Options					$(42)	$(46)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$500	$0	$22	$22	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
FBF	Pay	IOS.FN.300.12 Index	17,777	6.000%	01/12/2043	$1,380		$2	$2	$0
	Pay	IOS.FN.300.13 Index	75,986	6.000%	01/12/2044	5,854		9	9	0

								$11	$11	$0

Total Swap Agreements							$0	$33	$33	$0

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Government Agencies	$0	$343,571	$47	$343,618
U.S. Treasury Obligations	0	12,670	0	12,670
Mortgage-Backed Securities	0	11,857	500	12,357
Asset-Backed Securities	0	5,301	0	5,301
Short-Term Instruments
Repurchase Agreements	0	2,336	0	2,336
	$0	$375,735	$547	$376,282

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,132	$0	$0	$12,132

Total Investments	$12,132	$375,735	$547	$388,414

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85,671)	$0	$(85,671)

Financial Derivative Instruments - Assets
Over the counter	$0	$42	$0	$42

Financial Derivative Instruments - Liabilities
Over the counter	$(9)	$(37)	$0	$(46)

Totals	$12,123	$290,069	$547	$302,739

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.7%
MUNICIPAL BONDS & NOTES 90.6%
ALABAMA 2.7%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	$3,300	$3,356
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,319

		14,675

ARIZONA 0.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,222

CALIFORNIA 14.5%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,657
5.000% due 12/01/2032	3,000	3,376
5.000% due 12/01/2033	3,500	3,915
5.000% due 12/01/2034	3,000	3,335
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,450
5.000% due 04/01/2038	10,000	10,971
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,117
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	10,000	12,044
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,967
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,881
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,574
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,438
5.125% due 05/01/2030	1,500	1,633
5.125% due 05/01/2031	1,500	1,621
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	440	446
4.800% due 09/01/2017	870	881
San Ramon Valley Unified School District, California General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,250

		79,556

COLORADO 4.8%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,548
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,022
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	10,893
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,081

		26,544

DISTRICT OF COLUMBIA 1.6%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,500	8,674

FLORIDA 5.1%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,624
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,132
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	8,002
JEA Electric System, Florida Revenue Bonds, Series 2013
5.000% due 10/01/2025	2,170	2,538
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	826
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,138

Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,410
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	455	478

		28,148

GEORGIA 3.3%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,697
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	752
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	617

		18,066

ILLINOIS 2.6%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,304
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	175
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,090
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	512
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,484
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,117
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,652

		14,334

INDIANA 1.0%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,618
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	560
Rockport, Indiana Revenue Bonds, Series 2009
1.750% due 06/01/2025	3,000	3,004

		5,182

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	555
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	586

		1,141

LOUISIANA 0.2%
St. Tammany Parish, Louisiana Utilities Revenue Notes, Series 2010
5.000% due 08/01/2016	615	662
5.000% due 08/01/2018	505	560

		1,222

MARYLAND 2.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	10,000	11,086

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.020% due 12/01/2030	3,650	3,650
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
2.714% due 01/01/2016	250	258
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	1,500	1,772
5.000% due 08/15/2030	6,660	7,659

		13,339

MISSOURI 0.5%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,057
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	554

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	107

		2,718

NEBRASKA 1.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,352
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,355
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	1,250	1,463

		10,170

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,182

NEW JERSEY 2.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,500
6.500% due 04/01/2018	410	441
6.500% due 04/01/2031	500	592
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,706
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,805
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,286

		12,330

NEW MEXICO 0.4%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	1,890	1,984

NEW YORK 13.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,538
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	520
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,141
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,273
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	889
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,870
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,311
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,240
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,885
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,266
5.000% due 02/01/2028	8,140	9,363
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,433
5.750% due 11/15/2051	5,000	5,573
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	2,909
New York State Thruway Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	2,000	2,350
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,310

		73,871

NORTH CAROLINA 2.1%
Charlotte, North Carolina Certificates of Participation Bonds, Series 2013
5.000% due 06/01/2029	1,340	1,522
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,436
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,705

North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,040

		11,703

OHIO 7.6%
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2026	10,370	11,992
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,762
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,147
5.250% due 02/15/2029	2,900	3,328
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	16,027
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	1,700	1,736

		41,992

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,068
5.000% due 06/15/2031	500	531

		1,599

PENNSYLVANIA 5.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	235	236
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,800	2,839
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	773
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
0.940% due 12/01/2020	5,000	5,016
1.040% due 12/01/2021	15,000	15,133
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,016
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,342

		30,355

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,175

SOUTH CAROLINA 0.5%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,636
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	256

		2,892

TENNESSEE 1.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,539
5.000% due 02/01/2024	1,400	1,572

		6,111

TEXAS 10.4%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,037
Dallas, Texas General Obligation Bonds, Series 2013
5.000% due 02/15/2025	5,735	6,811
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,340
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,777
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.030% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	205	232
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	983
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2026	5,420	6,306
5.000% due 09/01/2029	1,750	1,990
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 09/01/2023	5,000	5,836

Northwest Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
4.000% due 02/15/2020	525	570
Southwest Higher Education Authority, Inc., Texas Revenue Bonds, Series 2013
5.000% due 10/01/2029	475	542
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,735
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,460
5.250% due 12/15/2022	3,825	4,374
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	6,089
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,426
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,840	2,027
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (a)	1,400	1,543

		57,278

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2005
0.030% due 05/15/2037	4,360	4,360

VIRGINIA 0.8%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,156
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,325

		4,481

WASHINGTON 1.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,374
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,339

		6,713

Total Municipal Bonds & Notes (Cost $460,150)		498,103

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.066% due 08/21/2014 (d)	290	290

Total Short-Term Instruments (Cost $290)		290

Total Investments in Securities (Cost $460,440)		498,393

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio	4,544,125	45,469

Total Short-Term Instruments (Cost $45,464)		45,469

Total Investments in Affiliates (Cost $45,464)		45,469

Total Investments 98.9% (Cost $505,904)		$543,862
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $0)		(178)
Other Assets and Liabilities, net 1.1%		6,017

Net Assets 100.0%		$549,701

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,400	$1,543	0.28%

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$15,000	$(592)	$(1,328)	$0	$(89)

Total Swap Agreements					$(592)	$(1,328)	$0	$(89)

Cash of $1,148 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
GST	New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	0.650%	06/20/2018	1.138%	$5,000	$0	$(89)	$0	$(89)

Total Swap Agreements						$0	$(89)	$0	$(89)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$14,675	$0	$14,675
Arizona	0	4,222	0	4,222
California	0	79,556	0	79,556
Colorado	0	26,544	0	26,544
District of Columbia	0	8,674	0	8,674
Florida	0	28,148	0	28,148
Georgia	0	18,066	0	18,066
Illinois	0	14,334	0	14,334
Indiana	0	5,182	0	5,182
Kansas	0	1,141	0	1,141
Louisiana	0	1,222	0	1,222
Maryland	0	11,086	0	11,086
Massachusetts	0	13,339	0	13,339
Missouri	0	2,718	0	2,718
Nebraska	0	10,170	0	10,170
New Hampshire	0	1,182	0	1,182
New Jersey	0	12,330	0	12,330
New Mexico	0	1,984	0	1,984
New York	0	73,871	0	73,871
North Carolina	0	11,703	0	11,703
Ohio	0	41,992	0	41,992
Oregon	0	1,599	0	1,599
Pennsylvania	0	30,355	0	30,355
Rhode Island	0	2,175	0	2,175
South Carolina	0	2,892	0	2,892
Tennessee	0	6,111	0	6,111
Texas	0	57,278	0	57,278
Utah	0	4,360	0	4,360
Virginia	0	4,481	0	4,481
Washington	0	6,713	0	6,713
Short-Term Instruments
U.S. Treasury Bills	0	290	0	290
	$0	$498,393	$0	$498,393

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,469	$0	$0	$45,469

Total Investments	$45,469	$498,393	$0	$543,862

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(89)	0	(89)
Over the counter	0	(89)	0	(89)

	$0	$(178)	$0	$(178)

Totals	$45,469	$498,215	$0	$543,684

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.9%
MUNICIPAL BONDS & NOTES 96.3%
CALIFORNIA 4.0%
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	$500	$591
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	1,000	1,092
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	110

		1,793

COLORADO 0.9%
Colorado State Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	286
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	116

		402

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2021	325	393

FLORIDA 2.2%
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	877
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	120

		997

INDIANA 0.3%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	116

LOUISIANA 1.3%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	594

MASSACHUSETTS 4.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.030% due 03/01/2026	500	500
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	124
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,198

		1,822

MICHIGAN 0.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	118

MINNESOTA 0.3%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	114

MISSOURI 2.0%
Metropolitan St. Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	450
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	117
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	327

		894

NEBRASKA 1.9%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	877

NEW JERSEY 3.7%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	164
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	651
5.000% due 03/01/2024	500	570
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	290

		1,675

NEW MEXICO 2.9%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	946
New Mexico State Revenue Notes, Series 2009
5.000% due 07/01/2017	330	373

		1,319

NEW YORK 10.1%
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2026	600	696
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	120
5.000% due 12/15/2026	1,000	1,170
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,162
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	210
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	1,015	1,187

		4,545

NORTH CAROLINA 6.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,352
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	160	171
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,187

		2,710

OHIO 11.8%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	168
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	234
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	2,435	2,839
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,199
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	858

		5,298

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	112

OREGON 1.5%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	657

PENNSYLVANIA 9.8%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	101
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	500	580
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	588
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,146

Pennsylvania Turnpike Commission Revenue Notes, Series 2014
0.940% due 12/01/2020	2,000	2,006

		4,421

TENNESSEE 2.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,154

TEXAS 21.8%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,137
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	375
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	827
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	567
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
0.640% due 12/01/2042	2,000	2,000
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	115
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	100	119
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	881
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	224
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,827
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	439
Texas State General Obligation Bonds, Series 2013
5.000% due 08/01/2027	1,105	1,305

		9,816

VIRGINIA 5.2%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2025	1,000	1,198
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	345
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	580	685
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	121

		2,349

WASHINGTON 1.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	121
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	112
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	177
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	103

		513

WISCONSIN 1.5%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	119
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	122
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	436

		677

Total Municipal Bonds & Notes (Cost $42,607)		43,366

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (a) 0.4%		185

U.S. TREASURY BILLS 0.2%
0.084% due 09/04/2014 (c)	100	100

Total Short-Term Instruments (Cost $285)		285

Total Investments in Securities (Cost $42,892)		43,651

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio	91,040	911

Total Short-Term Instruments (Cost $911)		911

Total Investments in Affiliates (Cost $911)		911

Total Investments 98.9% (Cost $43,803)		$44,562
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		(10)
Other Assets and Liabilities, net 1.1%		492

Net Assets 100.0%		$45,044

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$185	Freddie Mac 2.070% due 11/07/2022	$(193)	$185	$185

Total Repurchase Agreements						$(193)	$185	$185

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	8	$(8)	$0	$(2)

Total Futures Contracts				$(8)	$0	$(2)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$1,500	$162	$23	$0	$(8)

Total Swap Agreements					$162	$23	$0	$(8)

(c)	Securities with an aggregate market value of $100 and cash of $89 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,793	$0	$1,793
Colorado	0	402	0	402
District of Columbia	0	393	0	393
Florida	0	997	0	997
Indiana	0	116	0	116
Louisiana	0	594	0	594
Massachusetts	0	1,822	0	1,822
Michigan	0	118	0	118
Minnesota	0	114	0	114
Missouri	0	894	0	894
Nebraska	0	877	0	877
New Jersey	0	1,675	0	1,675
New Mexico	0	1,319	0	1,319
New York	0	4,545	0	4,545
North Carolina	0	2,710	0	2,710
Ohio	0	5,298	0	5,298
Oklahoma	0	112	0	112
Oregon	0	657	0	657
Pennsylvania	0	4,421	0	4,421
Tennessee	0	1,154	0	1,154
Texas	0	9,816	0	9,816
Virginia	0	2,349	0	2,349
Washington	0	513	0	513
Wisconsin	0	677	0	677
Short-Term Instruments
Repurchase Agreements	0	185	0	185
U.S. Treasury Bills	0	100	0	100
	$0	$43,651	$0	$43,651

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$911	$0	$0	$911

Total Investments	$911	$43,651	$0	$44,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2)	$(8)	$0	$(10)

Totals	$909	$43,643	$0	$44,552

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6%
MUNICIPAL BONDS & NOTES 91.5%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$160	$176

NEW YORK 91.4%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,126
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,512
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	835
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,073
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	477
5.000% due 07/01/2044	1,000	1,066
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	97
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,772
5.000% due 07/01/2041	1,500	1,595
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,704
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,078
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,317
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,692
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,177
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,067
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,274
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,791
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,640
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	405	425
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,126
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,542
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	606
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	767
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	841
5.500% due 01/01/2016	1,000	1,072
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,023
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,217
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,883
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,149
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,064
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	75	81
5.750% due 11/15/2051	7,000	7,803
New York State Bridge Authority Revenue Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,094
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,101
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,166
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,178

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	771
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,113
5.000% due 07/01/2026	500	525
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,100
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,808
5.000% due 07/01/2038	1,000	1,086
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,099
5.500% due 05/01/2037	400	432
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,686
5.000% due 07/01/2035	500	549
5.500% due 07/01/2040	1,000	1,090
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2027	3,500	4,032
6.000% due 07/01/2040	500	570
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,312
5.000% due 12/15/2026	4,000	4,681
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 05/01/2024	500	545
5.000% due 03/15/2028	3,000	3,481
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	979
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,471
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,600
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,035
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,072
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	3,180	3,740
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2028	750	864
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	493
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,976
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	293
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,158
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,094
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,002
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,015
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	280	289
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,346
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,013

		125,751

Total Municipal Bonds & Notes (Cost $115,647)		125,927

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (a) 0.1%		106

Total Short-Term Instruments (Cost $106)		106

Total Investments in Securities (Cost $115,753)		126,033

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio	1,052,443	10,531

Total Short-Term Instruments (Cost $10,530)		10,531

Total Investments in Affiliates (Cost $10,530)		10,531

Total Investments 99.2% (Cost $126,283)		$136,564
Other Assets and Liabilities, net 0.8%		1,074

Net Assets 100.0%		$137,638

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$106	Freddie Mac 2.000% due 01/30/2023	$(112)	$106	$106

Total Repurchase Agreements						$(112)	$106	$106

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$176	$0	$176
New York	0	125,751	0	125,751
Short-Term Instruments
Repurchase Agreements	0	106	0	106
	$0	$126,033	$0	$126,033

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,531	$0	$0	$10,531

Total Investments	$10,531	$126,033	$0	$136,564

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2019 Fund®

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6%
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$1,047	$1,075
0.125% due 04/15/2017	887	917
0.125% due 04/15/2018	790	816
0.500% due 04/15/2015	788	800
1.250% due 07/15/2020	283	310
1.375% due 07/15/2018	1,242	1,358
1.375% due 01/15/2020	340	373
1.625% due 01/15/2015	806	819
1.625% due 01/15/2018	1,222	1,333
1.875% due 07/15/2015	957	994
1.875% due 07/15/2019	1,143	1,287
2.000% due 07/15/2014	528	530
2.000% due 01/15/2016	1,045	1,102
2.125% due 01/15/2019	1,519	1,711
2.500% due 07/15/2016	1,268	1,376
2.625% due 07/15/2017	1,087	1,217
U.S. Treasury Notes
0.250% due 02/28/2015	100	100
0.250% due 03/31/2015	100	100
0.375% due 11/15/2014	100	100

Total U.S. Treasury Obligations (Cost $16,395)		16,318

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		131

Total Short-Term Instruments (Cost $131)		131

Total Investments in Securities (Cost $16,526)		16,449

Total Investments 100.6% (Cost $16,526)		$16,449
Other Assets and Liabilities, net (0.6%)		(102)

Net Assets 100.0%		$16,347

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$131	Fannie Mae 2.110% due 11/07/2022	$(137)	$131	$131

Total Repurchase Agreements						$(137)	$131	$131

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$16,318	$0	$16,318
Short-Term Instruments
Repurchase Agreements	0	131	0	131

Total Investments	$0	$16,449	$0	$16,449

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2029 Fund®

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$360	$369
0.125% due 04/15/2017	470	486
0.125% due 01/15/2022	461	464
0.125% due 07/15/2022	505	508
0.125% due 01/15/2023	462	461
0.375% due 07/15/2023	469	478
0.625% due 07/15/2021	452	476
1.125% due 01/15/2021	450	487
1.250% due 07/15/2020	587	643
1.375% due 07/15/2018	489	535
1.375% due 01/15/2020	493	541
1.625% due 01/15/2018	464	506
1.750% due 01/15/2028	673	775
1.875% due 07/15/2015	152	158
1.875% due 07/15/2019	422	475
2.000% due 01/15/2016	161	170
2.000% due 01/15/2026	672	792
2.125% due 01/15/2019	371	418
2.375% due 01/15/2017	235	257
2.375% due 01/15/2025	679	823
2.375% due 01/15/2027	769	943
2.500% due 07/15/2016	458	497
2.500% due 01/15/2029	640	807
2.625% due 07/15/2017	263	295
3.625% due 04/15/2028	828	1,163
3.875% due 04/15/2029	346	506
U.S. Treasury Notes
0.250% due 02/28/2015	100	100

Total U.S. Treasury Obligations (Cost $14,138)		14,133

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		130

Total Short-Term Instruments (Cost $130)		130

Total Investments in Securities (Cost $14,268)		14,263

Total Investments 99.7% (Cost $14,268)		$14,263
Other Assets and Liabilities, net 0.3%		44

Net Assets 100.0%		$14,307

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$130	Fannie Mae 2.110% due 11/07/2022	$(137)	$130	$130

Total Repurchase Agreements						$(137)	$130	$130

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$14,133	$0	$14,133
Short-Term Instruments
Repurchase Agreements	0	130	0	130

Total Investments	$0	$14,263	$0	$14,263

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1%
BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.650% due 05/02/2016		$1,675	$1,678

Total Bank Loan Obligations (Cost $1,671)			1,678

CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 1.8%
Ally Financial, Inc.
3.500% due 07/18/2016		3,000	3,101
8.300% due 02/12/2015		500	522
Banco Santander Chile
1.828% due 01/19/2016		1,200	1,212
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	595
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,013
GMAC International Finance BV
7.500% due 04/21/2015	EUR	200	288
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$400	411
SLM Corp.
6.000% due 01/25/2017		2,100	2,289

			9,431

INDUSTRIALS 0.2%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		300	301
Chesapeake Energy Corp.
3.479% due 04/15/2019		100	101
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	522
Numericable Group S.A.
4.875% due 05/15/2019		$200	206
			1,130
UTILITIES 1.1%
AT&T, Inc.
0.654% due 03/30/2017		1,500	1,504
Petrobras Global Finance BV
2.592% due 03/17/2017		2,900	2,942
Rosneft Finance S.A.
6.250% due 02/02/2015		150	154
6.625% due 03/20/2017		100	110
Sprint Communications, Inc.
9.125% due 03/01/2017		900	1,056

			5,766

Total Corporate Bonds & Notes (Cost $16,208)			16,327

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
0.432% due 09/25/2031		62	58
0.512% due 10/25/2029		454	447
Small Business Administration
5.902% due 02/10/2018		288	313

Total U.S. Government Agencies (Cost $781)			818

U.S. TREASURY OBLIGATIONS 100.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022 (c)		2,165	2,179
0.375% due 07/15/2023 (c)		13,331	13,587
0.625% due 01/15/2024 (c)		7,116	7,371
0.625% due 02/15/2043 (e)(g)		43,406	39,352
0.750% due 02/15/2042		1,941	1,824
1.125% due 01/15/2021 (e)		108	117
1.375% due 02/15/2044 (c)(e)		60,724	66,669
1.750% due 01/15/2028		39,016	44,899
1.875% due 07/15/2015 (e)(g)		366	380
2.000% due 07/15/2014 (e)		377	378
2.000% due 01/15/2026 (c)		20,186	23,773

2.125% due 02/15/2040	13,161	16,720
2.125% due 02/15/2041	5,737	7,345
2.375% due 01/15/2025 (c)	62,878	76,171
2.375% due 01/15/2027 (c)(e)(g)	45,549	55,872
2.500% due 01/15/2029	15,381	19,392
3.375% due 04/15/2032	18,622	26,871
3.625% due 04/15/2028	35,259	49,504
3.875% due 04/15/2029	46,872	68,480

Total U.S. Treasury Obligations (Cost $503,359)		520,884

MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust
2.718% due 11/25/2035 ^	719	625
4.907% due 01/25/2036	382	356
Banc of America Funding Corp.
0.411% due 10/03/2039	3,858	3,823
2.622% due 03/20/2036	501	464
Banc of America Re-REMIC Trust
5.679% due 02/17/2051	776	831
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035	87	87
2.200% due 09/25/2035	506	511
2.500% due 05/25/2035	104	102
2.580% due 12/25/2035 ^	539	382
Countrywide Alternative Loan Trust
1.123% due 12/25/2035	581	460
2.664% due 02/25/2037 ^	377	337
GMAC Mortgage Corp. Loan Trust
2.892% due 06/19/2035	837	847
2.931% due 11/19/2035	523	510
GSR Mortgage Loan Trust
2.652% due 09/25/2035	166	169
HomeBanc Mortgage Trust
0.422% due 10/25/2035	100	91
Prime Mortgage Trust
5.000% due 02/25/2019	10	11
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046	256	119
Residential Asset Securitization Trust
0.602% due 12/25/2036 ^	494	200
5.000% due 08/25/2019	160	166
6.250% due 10/25/2036 ^	411	348
Structured Adjustable Rate Mortgage Loan Trust
5.171% due 07/25/2035 ^	332	294
Wachovia Mortgage Loan Trust LLC
5.439% due 10/20/2035	400	398
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045	176	166
0.442% due 07/25/2045	54	51

Total Mortgage-Backed Securities (Cost $11,031)		11,348

ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036	60	22
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037	1,653	1,548
BlackRock Senior Income
0.468% due 04/20/2019	300	297
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	14	14
Countrywide Asset-Backed Certificates
0.400% due 04/25/2036	152	149
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	31	18
Galaxy CLO Ltd.
0.469% due 04/25/2019	87	87
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^	978	542
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019	386	384
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019	90	90
Octagon Investment Partners Ltd.
0.529% due 11/28/2018	51	51
Soundview Home Loan Trust
0.212% due 11/25/2036	402	160

Wood Street CLO BV
0.666% due 03/29/2021	EUR	120	163

Total Asset-Backed Securities (Cost $3,834)			3,525

SOVEREIGN ISSUES 15.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	12,400	4,260
0.000% due 01/01/2018		4,300	1,315
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		10,768	4,465
10.000% due 01/01/2025		2,800	1,115
Colombian TES
3.000% due 03/25/2033 (b)	COP	787,346	367
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	34,881	6,463
France Government Bond
0.100% due 07/25/2021 (b)	EUR	607	857
0.250% due 07/25/2018 (b)		2,815	4,001
0.250% due 07/25/2024 (b)		4,482	6,234
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	100,000	954
5.000% due 08/22/2016		80,000	784
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	3,447	4,968
2.100% due 09/15/2021 (b)		326	480
2.250% due 04/22/2017 (b)		801	1,142
2.350% due 09/15/2024 (b)		2,015	2,958
4.750% due 09/15/2016		300	447
5.500% due 11/01/2022		500	840
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	150	187
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	12,200	10,374
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	9,484	13,679
Slovenia Government International Bond
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
3.800% due 04/30/2024		1,800	2,703
5.400% due 01/31/2023		5,700	9,595

Total Sovereign Issues (Cost $76,825)			79,821

SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.1%
China Construction Bank Corp.
1.700% due 04/16/2015		$500	501

GREECE TREASURY BILLS 1.3%
2.336% due 07/18/2014 - 12/12/2014 (a)	EUR	5,100	6,954

U.S. TREASURY BILLS 0.3%
0.051% due 08/14/2014 - 10/16/2014 (a)(e)(g)		$1,569	1,569

Total Short-Term Instruments (Cost $8,989)			9,024

Total Investments in Securities (Cost $622,698)			643,425

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		1,067	11
PIMCO Short-Term Floating NAV Portfolio III		1,348	13

Total Short-Term Instruments (Cost $24)			24

Total Investments in Affiliates (Cost $24)			24

Total Investments 124.1% (Cost $622,722)			$643,449
Financial Derivative Instruments (d)(f) (0.2%) (Cost or Premiums, net $(1,341))			(1,002)
Other Assets and Liabilities, net (23.9%)			(124,098)

Net Assets 100.0%			$518,349

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(87,751)	$(87,762)
BSN	0.090%	05/13/2014	07/15/2014	(45,825)	(45,830)
	0.140%	06/06/2014	07/07/2014	(2,950)	(2,950)
	0.150%	06/20/2014	07/07/2014	(6,255)	(6,255)

Total Reverse Repurchase Agreements					$(142,797)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.140%	05/30/2014	07/08/2014	$(5,503)	$(5,509)
	0.151%	06/09/2014	07/25/2014	(3,726)	(3,703)
TDM	0.110%	04/25/2014	07/10/2014	(706)	(707)
	0.111%	05/22/2014	07/22/2014	(1,120)	(1,114)

Total Sale-Buyback Transactions					$(11,033)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $157,744 at a weighted average interest rate of 0.107%.
(2)	Payable for sale-buyback transactions includes $22 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$20,000	$(21,146)	$(21,149)

Total Short Sales					$(21,146)	$(21,149)

(c)	Securities with an aggregate market value of $154,204 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	63	$(59)	$0	$(13)
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	19	(42)	0	(13)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	53	8	0	(4)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	104	(49)	8	0

Total Futures Contracts				$(142)	$8	$(30)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019		$158	$14	$0	$0	$0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	250	6	1	0	0
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024		2,900	(3)	69	0	(8)

					$17	$70	$0	$(8)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$500	$54	$(38)	$0	$(3)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		10,000	(395)	(743)	0	(60)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		800	(71)	(38)	0	(5)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		3,500	(80)	(46)	0	(21)
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	52,300	(326)	(262)	1	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024		1,900	(165)	(149)	2	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		3,100	(536)	(358)	0	(2)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,280,000	(452)	(349)	0	(1)

						$(1,971)	$(1,983)	$3	$(92)

Total Swap Agreements						$(1,954)	$(1,913)	$3	$(100)

(e)	Securities with an aggregate market value of $2,361 and cash of $443 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2014	EUR	2,093		$2,850	$0	$(16)
	08/2014		$599	BRL	1,352	7	0
	01/2015	BRL	1,409		$599	0	(7)
BPS	07/2014	EUR	216	PLN	915	4	0
	07/2014		874		$1,192	0	(5)
	07/2014		$1,586	EUR	1,170	16	0
BRC	07/2014	AUD	840		$780	0	(12)
	07/2014	EUR	2,885		3,904	0	(46)
	07/2014	JPY	98,800		963	0	(12)
	07/2014		$3,835	EUR	2,811	14	0
	08/2014	BRL	901		$378	0	(26)
	08/2014	DKK	34,235		6,392	103	0
CBK	07/2014	BRL	7		3	0	0
	07/2014		$3	BRL	7	0	0
	08/2014	AUD	839		$786	0	(3)
	01/2015	BRL	2,463		1,059	0	0
DUB	07/2014		$58,357	EUR	42,938	438	0
	07/2014		743	INR	45,277	9	(1)
	07/2014		9,887	NZD	11,358	57	0
	08/2014	BRL	1,917		$864	4	0
	08/2014	EUR	42,938		58,364	0	(438)
	08/2014	NZD	11,358		9,857	0	(57)
FBF	07/2014	BRL	1,352		614	2	0
	07/2014		$598	BRL	1,352	14	0
	07/2014		159	INR	9,720	2	0
	08/2014	BRL	2,922		$1,316	6	0
	08/2014		$1,159	BRL	2,651	30	0
	09/2014		8	GBP	5	0	0
	10/2014	COP	691,383		$360	0	(5)
	01/2015	BRL	4,186		1,757	0	(43)
GLM	07/2014		1,822		827	3	0
	07/2014	EUR	40,336		55,216	9	(25)
	07/2014	JPY	455,100		4,480	0	(12)
	07/2014		$804	BRL	1,822	21	0
	07/2014		595	INR	36,497	10	0
	08/2014		1,188	MXN	15,648	14	0
	09/2014		3,626		47,292	0	(1)
	01/2015	BRL	1,917		$804	0	(21)
HUS	07/2014	EUR	381	PLN	1,606	7	0
	07/2014		$625	INR	38,300	10	0
	08/2014	BRL	1,522		$627	0	(56)
	10/2014		1,463		611	0	(34)
JPM	07/2014		4,062		1,706	0	(133)
	07/2014	EUR	2,824		3,845	0	(22)
	07/2014	JPY	474,900		4,663	0	(25)
	07/2014		$1,844	BRL	4,062	0	(6)
	07/2014		2,038	INR	122,423	12	(19)
	07/2014		10,130	JPY	1,028,800	25	0
	08/2014	BRL	3,845		$1,596	0	(128)
	08/2014	JPY	1,028,800		10,132	0	(26)
	08/2014		$326	BRL	735	4	0
	10/2014	BRL	1,289		$538	0	(30)
MSC	08/2014		896		369	0	(33)
SOG	07/2014		$346	INR	20,770	0	(2)
UAG	07/2014	BRL	894		$406	1	0
	07/2014	NZD	11,358		9,686	0	(259)
	07/2014		$397	BRL	894	8	0
	07/2014		545	INR	33,425	9	0

Total Forward Foreign Currency Contracts						$839	$(1,503)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	5,000	$69	$9

Total Purchased Options								$69	$9

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR 10,000	$(69)	$(6)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR 1,300	$(5)	$(1)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	1,300	(4)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014	200	(1)	0
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014	3,200	(1)	(1)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	700	(2)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	500	(2)	0
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	1,200	(4)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	600	(2)	0

						$(21)	$(5)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$5,635	$(133)	$(134)
FBF	Call - OTC USD versus BRL		2.449	12/15/2014	5,672	(77)	(79)

						$(210)	$(213)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$93,600	$(834)	$(61)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	8,500	(64)	(3)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(2)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	(26)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	(2)

						$(936)	$(94)

Total Written Options						$(1,236)	$(318)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Everest Reinsurance Holdings, Inc.	(0.535%)	12/20/2014	0.130%	$1,000	$0	$(2)	$0	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$1,000	$(51)	$37	$0	$(14)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		1,000	(17)	23	6	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,400	(121)	87	0	(34)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(8)	5	0	(3)
HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(17)	11	0	(6)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(5)	4	0	(1)
MYC	Credit Suisse Group	1.000%	06/20/2015	0.176%	EUR	2,000	23	0	23	0
	Greece Government International Bond	1.000%	06/20/2015	3.035%		200	(9)	4	0	(5)

							$(205)	$171	$29	$(63)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	3,100	$(2)	$183	$181	$0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	4,600	9	11	20	0
BPS	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$2,100	15	(52)	0	(37)
DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	7,800	(5)	3	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$900	6	(22)	0	(16)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		1,700	0	(24)	0	(24)
GLM	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		1,800	0	(27)	0	(27)
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	10,600	0	(2)	0	(2)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		8,300	8	27	35	0

							$31	$97	$236	$(108)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SOG	Receive	BCOMF3T Index	19,731	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$11,618		$(2)	$0	$(2)

Total Swap Agreements							$(174)	$264	$265	$(175)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $644 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,678	$0	$1,678
Corporate Bonds & Notes
Banking & Finance	0	9,431	0	9,431
Industrials	0	1,130	0	1,130
Utilities	0	5,766	0	5,766
U.S. Government Agencies	0	818	0	818
U.S. Treasury Obligations	0	520,884	0	520,884
Mortgage-Backed Securities	0	11,348	0	11,348
Asset-Backed Securities	0	3,525	0	3,525
Sovereign Issues	0	79,821	0	79,821
Short-Term Instruments
Certificates of Deposit	0	501	0	501
Greece Treasury Bills	0	6,954	0	6,954
U.S. Treasury Bills	0	1,569	0	1,569
	$0	$643,425	$0	$643,425

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24	$0	$0	$24

Total Investments	$24	$643,425	$0	$643,449

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,149)	$0	$(21,149)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	3	0	11
Over the counter	0	1,113	0	1,113
	$8	$1,116	$0	$1,124

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(100)	0	(130)
Over the counter	0	(1,902)	(94)	(1,996)

	$(30)	$(2,002)	$(94)	$(2,126)

Totals	$2	$621,390	$(94)	$621,298

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.9%
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.650% due 05/02/2016		$5,025	$5,035

Total Bank Loan Obligations (Cost $5,000)			5,035

CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 2.6%
Allstate Life Global Funding Trusts CPI Linked Bond
2.268% due 11/25/2016		2,500	2,560
Ally Financial, Inc.
2.427% due 12/01/2014		2,000	2,008
2.500% due 03/15/2017 (d)		32,100	32,109
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,483
Banco Santander Brasil S.A.
4.250% due 01/14/2016		10,000	10,455
Bank of America Corp.
0.777% due 07/22/2014	EUR	100	137
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,850	12,921
BNP Paribas S.A.
0.683% due 05/07/2017		103,000	103,078
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017		32,300	32,374
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		40,600	40,608
Credit Agricole S.A.
0.807% due 06/02/2017		3,700	3,701
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	963
2.000% due 09/15/2015		$9,100	9,114
2.375% due 05/25/2016		3,600	3,609
2.875% due 11/16/2016	CHF	400	459
5.500% due 05/25/2016		$1,000	1,067
5.500% due 06/26/2017		4,750	5,106
Export-Import Bank of India
2.384% due 03/30/2016		1,100	1,111
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,876
4.125% due 09/09/2015		3,100	3,224
5.125% due 06/29/2020		3,300	3,749
HBOS PLC
0.912% due 03/21/2017	EUR	1,500	2,044
International Lease Finance Corp.
6.500% due 09/01/2014		$5,500	5,548
6.750% due 09/01/2016		1,300	1,445
7.125% due 09/01/2018		21,600	25,110
Intesa Sanpaolo SpA
3.125% due 01/15/2016		22,400	23,032
3.625% due 08/12/2015		5,000	5,110
JPMorgan Chase & Co.
0.779% due 04/25/2018		38,250	38,286
Korea Development Bank
4.375% due 08/10/2015		600	624
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	894
Qatari Diar Finance Co.
5.000% due 07/21/2020		500	564
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	741
5.499% due 07/07/2015		1,000	1,040
SLM Corp. CPI Linked Bond
2.930% due 11/01/2016		2,975	2,928
3.362% due 03/15/2015		60	60

			395,138

INDUSTRIALS 0.9%
Altice S.A.
7.250% due 05/15/2022	EUR	3,100	4,510
Chesapeake Energy Corp.
3.479% due 04/15/2019		$3,900	3,946
CSN Islands Corp.
6.875% due 09/21/2019		600	639

D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,728
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	463
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	23,363
Lennar Corp.
5.500% due 09/01/2014		$1,500	1,511
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		6,109	6,564
Masco Corp.
5.850% due 03/15/2017		4,300	4,762
New York Times Co.
5.000% due 03/15/2015		8,500	8,712
Noble Group Ltd.
4.875% due 08/05/2015		6,800	7,064
Numericable Group S.A.
4.875% due 05/15/2019		4,900	5,035
5.375% due 05/15/2022	EUR	2,700	3,931
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$19,200	21,915
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,791
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,866
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017		23,400	23,403
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,197
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,047	3,572
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	803

			142,775

UTILITIES 0.3%
Electricite de France
0.688% due 01/20/2017		27,200	27,327
1.150% due 01/20/2017		7,400	7,405
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,637
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,590	4,969
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	218
5.000% due 10/19/2025		1,000	1,070
Tokyo Electric Power Co., Inc.
1.850% due 07/28/2014	JPY	34,000	336

			43,962

Total Corporate Bonds & Notes (Cost $568,930)			581,875

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.212% due 07/25/2037		$1,311	1,283
0.252% due 01/25/2021		5	5
0.282% due 03/25/2036		487	459
0.416% due 04/25/2035		23	23
0.502% due 07/25/2037 - 05/25/2042		455	455
0.592% due 05/25/2036		430	431
0.597% due 02/25/2037		1,952	1,958
1.324% due 06/01/2043 - 10/01/2044		1,796	1,849
1.477% due 04/01/2032		37	38
1.525% due 02/01/2032		6	6
1.669% due 04/01/2027		71	74
1.840% due 11/01/2033		37	39
1.892% due 10/01/2033		4	4
1.963% due 02/01/2034		36	38
2.000% due 04/01/2033		433	464
2.133% due 05/01/2035		352	377
2.269% due 05/25/2035		48	50
2.271% due 09/01/2034		42	45
2.355% due 05/01/2036		49	52
2.771% due 04/01/2035		142	149
4.376% due 12/01/2036		152	162
4.508% due 09/01/2034		102	109
6.500% due 06/25/2028		60	68
Freddie Mac
0.192% due 12/25/2036		995	991
0.412% due 08/25/2031		330	323
0.422% due 01/15/2037		24	23
0.432% due 09/25/2031		806	754
1.319% due 02/25/2045		1,416	1,445
1.524% due 07/25/2044		295	294

2.094% due 07/01/2036		196	208
2.138% due 09/01/2036		207	218
2.241% due 10/01/2036		117	124
2.343% due 01/01/2034		363	387
2.386% due 06/01/2033		288	303
2.666% due 01/01/2034		365	386
4.500% due 07/15/2020		1,739	1,846
6.500% due 01/25/2028		27	31
7.000% due 10/15/2030		67	76
Ginnie Mae
0.552% due 06/16/2031 - 03/16/2032		59	59
1.625% due 07/20/2035 - 12/20/2035		978	1,018
3.500% due 07/01/2044		1,000	1,039
NCUA Guaranteed Notes
2.650% due 10/29/2020		4,347	4,467
Small Business Administration
5.902% due 02/10/2018		1,758	1,908

Total U.S. Government Agencies (Cost $23,303)			24,038

U.S. TREASURY OBLIGATIONS 95.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		118,507	121,669
0.125% due 04/15/2017 (i)		54,035	55,911
0.125% due 04/15/2019		8,397	8,646
0.125% due 01/15/2022		656,919	661,358
0.125% due 07/15/2022 (e)		1,833,953	1,846,132
0.125% due 01/15/2023 (e)		271,832	270,876
0.375% due 07/15/2023 (e)		445,439	453,965
0.500% due 04/15/2015 (e)		228,282	231,680
0.625% due 07/15/2021		1,016,112	1,070,411
0.625% due 01/15/2024 (e)		318,700	330,116
0.625% due 02/15/2043		141,384	128,179
1.125% due 01/15/2021		265,576	287,725
1.250% due 07/15/2020 (e)		1,303,893	1,429,342
1.375% due 01/15/2020		356,838	391,463
1.375% due 02/15/2044 (e)(i)		344,679	378,420
1.625% due 01/15/2015 (e)(g)(i)		483,823	491,968
1.750% due 01/15/2028		296,288	340,962
1.875% due 07/15/2015 (g)(i)		216,558	225,017
1.875% due 07/15/2019 (g)(i)		8,636	9,722
2.000% due 01/15/2016 (e)		451,009	475,709
2.000% due 01/15/2026		535,162	630,257
2.125% due 01/15/2019		12,420	13,991
2.125% due 02/15/2040		24,721	31,408
2.375% due 01/15/2025		343,725	416,391
2.375% due 01/15/2027		391,613	480,369
2.500% due 07/15/2016 (e)		543,822	590,386
2.500% due 01/15/2029		100,228	126,366
2.625% due 07/15/2017 (e)		264,174	295,824
3.375% due 04/15/2032		59,322	85,599
3.625% due 04/15/2028		966,041	1,356,307
3.875% due 04/15/2029		982,588	1,435,577

Total U.S. Treasury Obligations (Cost $14,418,427)			14,671,746

MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
3.207% due 08/25/2035		2,106	1,996
4.899% due 10/25/2035		2,164	1,971
American General Mortgage Loan Trust
5.150% due 03/25/2058		706	711
American Home Mortgage Assets Trust
0.342% due 05/25/2046		882	670
0.362% due 10/25/2046		12,483	8,264
American Home Mortgage Investment Trust
1.822% due 09/25/2045		1,804	1,732
Arran Residential Mortgages Funding PLC
1.771% due 11/19/2047	EUR	11,006	15,249
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$530	579
5.634% due 04/10/2049		374	376
5.775% due 06/10/2049		10,000	11,017
5.919% due 05/10/2045		12,525	13,431
5.948% due 02/10/2051		7,909	8,814
Banc of America Funding Corp.
0.411% due 10/03/2039		9,091	9,009
2.938% due 01/20/2047 ^		564	442
5.753% due 10/25/2036 ^		492	393
5.837% due 01/25/2037 ^		401	327
5.888% due 04/25/2037 ^		314	266
Banc of America Mortgage Trust
2.702% due 07/25/2035		1,974	1,843
2.808% due 12/25/2034		1,528	1,547
Banc of America Re-REMIC Trust
5.679% due 02/17/2051		6,593	7,067

BCAP LLC Trust
0.322% due 01/25/2037 ^		2,894	2,205
5.208% due 03/26/2037		3,357	3,327
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		2,806	2,859
2.528% due 03/25/2035		2,319	2,357
2.663% due 10/25/2035		2,561	2,556
2.737% due 01/25/2034		515	523
2.745% due 11/25/2030		145	147
2.771% due 01/25/2034		1,518	1,530
2.771% due 02/25/2034		1,954	1,937
2.904% due 02/25/2036 ^		665	531
2.936% due 05/25/2047 ^		2,787	2,383
3.196% due 11/25/2034		333	337
Bear Stearns Alt-A Trust
2.524% due 08/25/2036 ^		652	483
2.576% due 08/25/2036 ^		653	304
2.583% due 05/25/2035		126	127
2.691% due 11/25/2036		2,021	1,521
2.790% due 09/25/2035		181	160
Bear Stearns Commercial Mortgage Securities Trust
5.846% due 06/11/2040		395	397
Chase Mortgage Finance Trust
2.590% due 02/25/2037		232	231
2.602% due 02/25/2037		176	182
4.892% due 12/25/2035		2,600	2,564
Chaseflex Trust
0.652% due 06/25/2035		509	381
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 07/25/2036		859	744
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		800	805
2.200% due 09/25/2035		3,078	3,107
2.280% due 09/25/2035		3,074	3,088
2.500% due 05/25/2035		870	855
2.500% due 10/25/2035		1,337	1,319
2.623% due 03/25/2034		336	339
2.764% due 09/25/2037 ^		846	719
3.684% due 07/25/2046 ^		2,417	1,979
5.231% due 08/25/2035		1,434	1,432
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^		2,260	2,271
Commercial Mortgage Trust
3.156% due 07/10/2046		13,115	13,395
Countrywide Alternative Loan Trust
0.322% due 01/25/2037 ^		688	608
0.333% due 02/20/2047		159	120
0.348% due 12/20/2046		9,693	7,499
0.363% due 07/20/2046 ^		9,259	6,374
0.475% due 11/20/2035		1,258	1,100
0.852% due 10/25/2035		331	267
1.123% due 12/25/2035		2,461	1,947
2.664% due 02/25/2037 ^		7,619	6,818
5.500% due 10/25/2033		1,353	1,428
6.000% due 10/25/2032		2	2
6.000% due 01/25/2037 ^		4,378	3,755
6.000% due 02/25/2037 ^		153	121
6.500% due 08/25/2032		1,322	1,337
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035		930	860
2.498% due 11/25/2034		30	28
2.509% due 04/20/2035		384	392
2.532% due 04/20/2036 ^		491	405
2.543% due 01/20/2035		357	363
2.559% due 03/25/2037 ^		518	370
2.646% due 02/25/2047 ^		586	493
4.725% due 04/25/2035 ^		1,246	1,127
4.780% due 11/20/2034		669	644
5.027% due 01/20/2035		267	263
5.049% due 02/20/2036 ^		294	265
5.500% due 11/25/2035 ^		432	424
5.500% due 04/25/2038		1,317	1,333
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		3,986	3,602
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,246	1,356
5.467% due 09/15/2039		369	398
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033		33	33
2.332% due 04/25/2034		229	237
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		299	203
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^		618	366
Deco UK PLC
0.688% due 01/27/2020	GBP	1,144	1,924

Deutsche ALT-A Securities, Inc.
4.909% due 10/25/2035		$452	393
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		1,814	1,846
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		692	684
2.208% due 06/25/2034		1,158	1,150
6.250% due 08/25/2037 ^		518	425
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		2,196	2,088
Granite Mortgages PLC
0.628% due 01/20/2044		236	236
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		79	72
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	764
GSR Mortgage Loan Trust
2.613% due 05/25/2035		1,818	1,702
2.626% due 11/25/2035		2,155	2,124
2.652% due 09/25/2035		829	844
2.772% due 04/25/2035		190	187
4.862% due 11/25/2035 ^		2,344	2,195
5.017% due 11/25/2035		205	205
HarborView Mortgage Loan Trust
0.343% due 07/21/2036		1,334	1,091
0.375% due 05/19/2035		15	14
0.395% due 03/19/2036		1,461	1,087
0.405% due 01/19/2036		2,996	2,139
0.465% due 11/19/2035		1,895	1,692
0.493% due 06/20/2035		472	456
2.399% due 04/19/2034		330	333
2.557% due 01/19/2035		1,517	1,534
HomeBanc Mortgage Trust
0.422% due 10/25/2035		3,582	3,238
2.304% due 04/25/2037 ^		1,509	907
Impac CMB Trust
1.050% due 10/25/2033		413	416
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	36	60
IndyMac Mortgage Loan Trust
0.352% due 06/25/2047		$3,718	2,910
0.452% due 11/25/2035 ^		356	218
0.452% due 06/25/2037 ^		537	269
2.509% due 12/25/2034		230	216
2.523% due 10/25/2034		1,062	1,024
2.560% due 01/25/2036		456	383
2.722% due 11/25/2035 ^		124	112
4.406% due 06/25/2036		663	644
4.574% due 09/25/2035 ^		131	11
4.584% due 08/25/2035		429	364
4.584% due 08/25/2035 ^		342	290
4.752% due 10/25/2035		356	311
4.854% due 11/25/2035		1,046	1,014
5.057% due 08/25/2036		1,057	1,049
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		13,300	14,441
5.794% due 02/12/2051		1,210	1,344
JPMorgan Mortgage Trust
2.350% due 06/25/2036		91	84
2.449% due 08/25/2035		1,174	1,177
2.505% due 10/25/2035		310	267
2.625% due 07/25/2035		409	413
2.703% due 07/25/2035		250	255
2.779% due 08/25/2035		61	61
3.072% due 04/25/2035		135	138
5.031% due 06/25/2035		125	126
5.107% due 11/25/2035		821	797
5.240% due 07/25/2035		1,675	1,714
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,559	6,074
5.866% due 09/15/2045		10,930	12,302
Luminent Mortgage Trust
0.332% due 12/25/2036		1,800	1,352
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046		3,219	2,485
2.182% due 12/25/2033		2,696	2,723
2.518% due 12/25/2033		115	115
2.636% due 11/21/2034		1,271	1,302
MASTR Alternative Loan Trust
0.552% due 03/25/2036		1,222	376
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		237	238
0.892% due 09/15/2030		108	108
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		379	363
0.632% due 06/15/2030		202	200

1.012% due 08/15/2032		544	516
2.609% due 10/20/2029		133	136
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		899	832
0.402% due 11/25/2035		1,952	1,897
0.832% due 03/25/2030		129	128
1.032% due 11/25/2029		78	76
1.151% due 10/25/2035		1,813	1,741
1.572% due 10/25/2035		3,582	3,549
2.146% due 12/25/2034		1,251	1,251
2.220% due 02/25/2033		2,192	2,127
2.381% due 02/25/2034		2,945	2,983
2.400% due 10/25/2035		1,012	1,029
2.470% due 02/25/2035		1,122	1,111
5.063% due 09/25/2035		487	472
5.381% due 05/25/2036		1,657	1,668
5.394% due 12/25/2035		358	341
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	4,933
Morgan Stanley Capital Trust
6.105% due 06/11/2049		2,900	3,214
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		432	345
Morgan Stanley Re-REMIC Trust
5.997% due 08/15/2045		4,356	4,810
New York Mortgage Trust
2.696% due 05/25/2036		661	607
Nomura Asset Acceptance Corp.
5.190% due 02/25/2036 ^		247	210
5.820% due 03/25/2047		689	703
6.138% due 03/25/2047		638	651
Opera Germany PLC
0.547% due 10/20/2014	EUR	1,850	2,526
Provident Funding Mortgage Loan Trust
2.488% due 04/25/2034		$61	62
2.497% due 08/25/2033		1,444	1,509
RBSSP Resecuritization Trust
2.267% due 12/26/2036		1,598	1,613
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046		4,259	1,986
0.432% due 12/25/2045		2,255	1,694
0.452% due 08/25/2035		178	144
1.483% due 09/25/2045		240	201
3.491% due 09/25/2035 ^		614	499
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^		115	63
5.000% due 08/25/2019		240	249
5.500% due 06/25/2033		416	441
6.250% due 10/25/2036 ^		1,644	1,393
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		1,108	1,116
Sequoia Mortgage Trust
0.353% due 07/20/2036		3,347	3,229
0.834% due 05/20/2034		1,491	1,441
0.855% due 10/19/2026		83	83
0.913% due 10/20/2027		113	107
0.953% due 10/20/2027		213	211
1.053% due 12/20/2032		207	208
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	765	1,037
Silk Road Finance Number Two PLC
1.762% due 03/21/2054		91	126
Structured Adjustable Rate Mortgage Loan Trust
0.472% due 10/25/2035		$1,478	1,312
1.523% due 01/25/2035		42	35
1.822% due 10/25/2037 ^		480	311
2.458% due 04/25/2034		27	27
2.467% due 02/25/2034		751	764
2.518% due 08/25/2035		277	262
2.568% due 09/25/2034		51	51
2.580% due 09/25/2035		1,887	1,722
2.596% due 11/25/2035 ^		411	324
2.670% due 09/25/2036 ^		1,192	766
5.040% due 05/25/2036		1,500	1,412
Structured Asset Mortgage Investments Trust
0.272% due 08/25/2036		8,466	6,771
0.282% due 03/25/2037		308	239
0.342% due 07/25/2046		8,388	7,146
0.362% due 04/25/2036		1,542	1,172
0.362% due 05/25/2046		5,995	4,568
0.405% due 07/19/2035		2,019	1,941
0.462% due 12/25/2035		511	408
0.485% due 10/19/2034		10	10
0.815% due 09/19/2032		394	387
0.855% due 03/19/2034		523	522

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.455% due 01/25/2034		95	95
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035		422	437
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	270
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		2,699	2,682
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		6,343	5,980
0.442% due 07/25/2045		54	51
0.442% due 10/25/2045		5,360	5,075
0.492% due 01/25/2045		2,249	2,115
0.588% due 10/25/2044		696	674
0.702% due 07/25/2044		3,443	3,293
0.823% due 03/25/2047		10,077	8,249
0.893% due 05/25/2047		1,327	1,175
0.943% due 12/25/2046		4,930	4,126
1.103% due 06/25/2046		169	168
1.123% due 02/25/2046		1,228	1,164
1.323% due 11/25/2042		2	2
1.523% due 06/25/2042		258	248
1.850% due 01/25/2037 ^		2,806	2,490
1.932% due 02/27/2034		1,732	1,720
1.947% due 04/25/2037		1,912	1,679
2.054% due 12/25/2036 ^		1,828	1,606
2.142% due 03/25/2033		4,657	4,685
2.193% due 02/25/2037 ^		4,728	3,948
2.358% due 12/25/2035		100	97
2.407% due 03/25/2034		197	199
2.410% due 03/25/2035		287	288
2.418% due 09/25/2035		4,030	3,790
2.449% due 06/25/2033		126	129
2.473% due 12/25/2035		1,091	1,033
2.776% due 05/25/2037 ^		3,819	3,267
5.879% due 08/25/2046		5,597	5,131
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
1.093% due 05/25/2046		2,611	2,010
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036		4,539	4,410
2.614% due 03/25/2035		758	769
2.615% due 01/25/2035		3,152	3,149
2.615% due 06/25/2035		277	279
2.615% due 10/25/2035		404	408
2.615% due 04/25/2036		599	581
2.618% due 04/25/2036		1,107	1,113
5.017% due 03/25/2036		423	429
5.192% due 10/25/2035		2,470	2,482
5.500% due 05/25/2022		617	631
6.000% due 08/25/2036		3,676	3,692

Total Mortgage-Backed Securities (Cost $395,263)			445,652

ASSET-BACKED SECURITIES 1.8%
Access Group, Inc.
1.529% due 10/27/2025		14,333	14,446
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.772% due 05/25/2035		1,800	1,394
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.512% due 10/25/2035		3,300	3,035
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		2,951	2,763
Babson CLO Ltd.
0.473% due 11/10/2019		3,636	3,619
Bear Stearns Asset-Backed Securities Trust
0.260% due 11/25/2036		642	547
0.812% due 10/25/2032		3	2
1.152% due 10/25/2037		1,164	1,090
BlackRock Senior Income
0.468% due 04/20/2019		1,200	1,188
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		35	35
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		103	104
Countrywide Asset-Backed Certificates
0.302% due 02/25/2037		3,072	2,772
0.400% due 04/25/2036		1,914	1,878
0.752% due 08/25/2035		404	398
0.770% due 08/25/2035		1,325	1,228
0.932% due 11/25/2034		1,183	1,173
Denver Arena Trust
6.940% due 11/15/2019		87	89
Dryden Leveraged Loan CDO
0.635% due 08/08/2022	EUR	5,175	7,029

Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		$153	132
First Alliance Mortgage Loan Trust
0.152% due 12/20/2027		8	8
First Franklin Mortgage Loan Trust
0.632% due 05/25/2035		1,100	1,021
Galaxy CLO Ltd.
0.469% due 04/25/2019		1,336	1,331
GSAMP Trust
0.522% due 03/25/2047		3,000	1,812
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		2,544	2,528
HSI Asset Securitization Corp. Trust
0.422% due 02/25/2036		2,300	1,761
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		721	721
Lehman XS Trust
0.952% due 10/25/2035		1,514	1,434
Long Beach Mortgage Loan Trust
0.947% due 02/25/2035		998	973
Magi Funding PLC
0.677% due 04/11/2021	EUR	4,346	5,905
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		$140	39
0.272% due 02/25/2037		170	80
Morgan Stanley ABS Capital, Inc. Trust
0.952% due 07/25/2037		339	321
Morgan Stanley Dean Witter Capital, Inc. Trust
1.502% due 02/25/2033		1,338	1,275
Morgan Stanley Home Equity Loan Trust
0.857% due 12/25/2034		773	775
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		223	172
6.000% due 07/25/2047 ^		281	227
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019		772	768
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019		431	431
Octagon Investment Partners Ltd.
0.529% due 11/28/2018		368	367
Pacifica CDO Corp.
0.488% due 01/26/2020		996	994
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.127% due 10/25/2034		1,900	1,884
1.142% due 09/25/2034		977	936
1.202% due 12/25/2034		34	34
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^		14	13
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033		729	711
Residential Asset Mortgage Products Trust
0.322% due 05/25/2036		294	291
SLM Private Education Loan Trust
3.402% due 05/16/2044		4,932	5,248
SLM Student Loan Trust
0.309% due 04/26/2021		94	94
0.512% due 06/17/2024	EUR	1,346	1,821
1.129% due 07/25/2023		$10,582	10,789
1.729% due 04/25/2023		166,414	172,259
Soundview Home Loan Trust
0.292% due 12/25/2036		892	872
South Carolina Student Loan Corp.
0.977% due 03/02/2020		13,500	13,589
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		977	948
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		368	359
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		6	6
Titrisocram
1.013% due 05/25/2020	EUR	32	43
Wood Street CLO BV
0.666% due 03/29/2021		2,613	3,552

Total Asset-Backed Securities (Cost $267,355)			279,314

SOVEREIGN ISSUES 11.8%
Australia Government Bond
5.500% due 04/21/2023	AUD	43,500	47,357
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,800	18,164
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	301,700	103,658
0.000% due 01/01/2018		2,300	703
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		627,000	260,003
10.000% due 01/01/2025		3,300	1,314

Brazil Notas do Tesouro Nacional Inflation Linked
6.000% due 08/15/2014		7,917	8,748
6.000% due 05/15/2015		6,100	6,840
Colombian TES
3.000% due 03/25/2033 (b)	COP	51,206,190	23,890
France Government Bond
0.250% due 07/25/2018 (b)	EUR	14,286	20,299
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	10,875
4.500% due 07/03/2017		480,000	4,550
5.000% due 08/22/2016		1,130,000	11,075
5.250% due 02/01/2016		10,100	100
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	44,602	64,292
2.100% due 09/15/2016 (b)		4,025	5,747
2.100% due 09/15/2017 (b)		21,792	31,523
2.100% due 09/15/2021 (b)		22,052	32,487
2.250% due 04/22/2017 (b)		43,766	62,389
2.350% due 09/15/2024 (b)		73,801	108,301
2.550% due 10/22/2016 (b)		38,659	55,127
3.100% due 09/15/2026 (b)		3,403	5,334
4.750% due 09/15/2016		12,400	18,487
5.500% due 11/01/2022		4,100	6,888
Mexico Government International Bond
4.000% due 11/08/2046 (b)	MXN	47,001	4,154
7.750% due 05/29/2031		32,000	2,827
Mexico Government International Inflation Linked Bond
3.560% due 01/30/2020		1,163,800	89,692
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	48,700	60,820
2.750% due 11/20/2025		13,400	17,225
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	70,750	60,160
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	131,284	189,350
Slovenia Government International Bond
4.700% due 11/01/2016		27,700	41,123
Spain Government International Bond
3.800% due 04/30/2024		72,900	109,471
5.400% due 01/31/2023		192,800	324,544
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	464	822

Total Sovereign Issues (Cost $1,745,123)			1,808,339

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/30/2014 (c)		5,000	5,038
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,650

Total Preferred Securities (Cost $17,203)			18,688

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$92,750	92,757
GREECE TREASURY BILLS 1.1%
2.589% due 07/18/2014 - 12/12/2014 (a)	EUR	122,460	167,350
U.S. TREASURY BILLS 0.1%
0.049% due 07/03/2014 - 12/26/2014 (a)(e)(g)(i)		$16,930	16,927

Total Short-Term Instruments (Cost $277,429)			277,034

Total Investments in Securities (Cost $17,718,033)			18,111,721

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio	1,241	12
PIMCO Short-Term Floating NAV Portfolio III	23,409,316	233,906

Total Short-Term Instruments (Cost $233,895)		233,918

Total Investments in Affiliates (Cost $233,895)		233,918

Total Investments 119.4% (Cost $17,951,928)		$18,345,639
Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(15,955))		(40,744)
Other Assets and Liabilities, net (19.1%)		(2,945,748)

Net Assets 100.0%		$15,359,147

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$32,109	0.21%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BPG	0.190%	09/23/2013	10/08/2014	$(74,313)	$(74,423)
	0.190%	12/23/2013	10/08/2014	(72,706)	(72,779)
BSN	0.090%	05/29/2014	07/21/2014	(36,165)	(36,168)
	0.090%	06/02/2014	07/21/2014	(34,904)	(34,906)
	0.100%	06/20/2014	07/18/2014	(42,147)	(42,148)
	0.130%	06/03/2014	07/09/2014	(64,457)	(64,463)
	0.140%	06/06/2014	07/07/2014	(170,999)	(171,016)
	0.210%	09/06/2013	09/05/2014	(124,950)	(125,167)
	0.210%	12/20/2013	09/05/2014	(11,529)	(11,542)
	0.210%	12/23/2013	09/05/2014	(113,202)	(113,328)
GRE	0.110%	05/14/2014	07/11/2014	(252,500)	(252,537)
	0.110%	06/23/2014	07/11/2014	(53,187)	(53,188)
	0.200%	09/16/2013	09/22/2014	(101,456)	(101,618)
	0.200%	09/16/2013	10/03/2014	(147,836)	(148,073)
IND	0.090%	05/15/2014	07/15/2014	(315,648)	(315,685)
	0.090%	05/19/2014	07/18/2014	(316,875)	(316,909)
	0.090%	05/22/2014	07/22/2014	(142,288)	(142,302)
	0.090%	06/06/2014	07/22/2014	(47,942)	(47,945)
	0.090%	06/23/2014	07/22/2014	(79,052)	(79,054)
	0.100%	04/28/2014	07/23/2014	(46,792)	(46,801)
	0.100%	04/30/2014	07/23/2014	(21,645)	(21,649)
	0.100%	05/09/2014	07/23/2014	(28,849)	(28,853)
	0.110%	05/30/2014	07/08/2014	(169,400)	(169,416)
	0.110%	06/02/2014	07/09/2014	(53,480)	(53,485)
JPS	0.080%	05/16/2014	07/16/2014	(47,346)	(47,350)
RDR	0.110%	04/23/2014	07/11/2014	(2,523)	(2,523)
	0.110%	05/09/2014	07/11/2014	(8,243)	(8,244)
TDM	0.200%	11/05/2013	08/18/2014	(124,859)	(125,024)
	0.200%	11/05/2013	08/21/2014	(124,859)	(125,024)
	0.200%	11/05/2013	08/25/2014	(124,859)	(125,024)
	0.200%	12/18/2013	08/21/2014	(18,951)	(18,972)
	0.200%	12/19/2013	08/21/2014	(105,689)	(105,803)
	0.200%	12/19/2013	08/25/2014	(43,385)	(43,431)
	0.200%	12/20/2013	08/25/2014	(80,880)	(80,966)

Total Reverse Repurchase Agreements					$(3,205,816)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.120%	05/01/2014	07/14/2014	$(9,853)	$(9,877)
	0.150%	06/09/2014	07/25/2014	(2,186)	(2,186)
	0.150%	07/01/2014	07/17/2014	(8,202)	(8,203)
BPG	0.150%	06/05/2014	07/07/2014	(7,402)	(7,409)
	0.150%	06/09/2014	07/10/2014	(177,165)	(177,442)
	0.160%	07/01/2014	07/03/2014	(1,292)	(1,292)
MSC	0.120%	04/29/2014	07/09/2014	(53,963)	(54,062)
TDM	0.100%	05/14/2014	07/11/2014	(68,107)	(68,243)
	0.100%	06/16/2014	07/03/2014	(299)	(299)
	0.101%	05/20/2014	07/15/2014	(20,300)	(20,190)
	0.110%	04/25/2014	07/10/2014	(27,782)	(27,836)
	0.110%	05/21/2014	07/17/2014	(9,341)	(9,361)

Total Sale-Buyback Transactions					$(386,400)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,477,702 at a weighted average interest rate of 0.138%.
(2)	Payable for sale-buyback transactions includes $629 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
BCY	U.S. Treasury Inflation Protected Securities	0.125%	04/15/2016	$41,325	$(42,309)	$(42,440)
BOA	Fannie Mae	4.000%	08/01/2044	198,000	(209,083)	(209,377)
DEU	Fannie Mae	4.000%	08/01/2044	38,000	(40,167)	(40,184)
FOB	Fannie Mae	4.000%	07/01/2044	146,000	(154,358)	(154,851)
	Fannie Mae	4.000%	08/01/2044	379,000	(398,671)	(400,778)
MSC	Fannie Mae	4.000%	08/01/2044	32,000	(33,853)	(33,839)

Total Short Sales					$(878,441)	$(881,469)

(3)	Payable for short sales includes $13 of accrued interest.

(e)	Securities with an aggregate market value of $3,651,066 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	500	$966	$26	$(17)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	16	(15)	0	(3)
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	305	(667)	0	(210)
U.S. Treasury 5-Year Note September Futures	Long	09/2014	6,743	(824)	474	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	4,111	(1,925)	321	0

Total Futures Contracts				$(2,465)	$821	$(230)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%)	06/20/2019	EUR	16,950	$(434)	$(28)	$25	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$8,800	$1,058	$360	$0	$(7)
CDX.HY-22 5-Year Index	5.000%	06/20/2019		44,946	3,961	145	0	(62)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	68,050	(62)	1,607	0	(177)

					$4,957	$2,112	$0	$(246)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		$288,500	$1,234	$1,788	$65	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		351,580	37,857	6,149	0	(1,882)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		202,400	(7,990)	(15,860)	0	(1,204)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		200	2	(19)	0	(1)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		173,800	(15,530)	(6,316)	0	(1,079)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		31,600	(725)	(255)	0	(193)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	18,500	(1,604)	(1,469)	18	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		94,400	(16,324)	(10,255)	0	(61)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	36,270,000	(12,800)	(10,108)	0	(29)

						$(15,880)	$(36,345)	$83	$(4,449)

Total Swap Agreements						$(11,357)	$(34,261)	$108	$(4,695)

(g)	Securities with an aggregate market value of $81,970 and cash of $1,537 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	NZD	57,100		$48,637	$0	$(1,357)
BOA	07/2014	AUD	2,239		2,069	0	(43)
	07/2014		$1,434	AUD	1,527	6	0
	08/2014	EUR	66,639		$90,750	0	(511)
	08/2014		$36,080	BRL	81,435	433	0
	01/2015	BRL	84,895		$36,080	0	(436)
BPS	07/2014	EUR	8,140	PLN	34,429	169	0
	07/2014		$26,486	EUR	19,522	246	0
	08/2014		1,007		741	8	0
BRC	07/2014	EUR	31,541		$42,926	0	(263)
	07/2014	GBP	221		370	0	(8)
	07/2014	JPY	1,502,100		14,642	0	(186)
	07/2014	MXN	1,156		89	0	0
	07/2014		$147,433	EUR	108,055	527	0
	07/2014		9,729	MXN	126,911	39	0
	08/2014	AUD	16		$15	0	0
	08/2014	BRL	51,255		21,370	0	(1,611)
	08/2014	EUR	13		18	0	0
	08/2014		$251	JPY	25,421	0	0
	08/2014		174	NZD	199	0	0
	09/2014		5	GBP	3	0	0
CBK	07/2014	BRL	635		$283	0	(4)
	07/2014	JPY	16,755,447		164,654	0	(742)
	07/2014		$1,185	AUD	1,280	22	0
	07/2014		288	BRL	635	0	(1)
	07/2014		3,739	EUR	2,732	3	(1)
	07/2014		226,609	JPY	22,978,141	212	0
	08/2014	JPY	22,978,141		$226,659	0	(220)
	10/2014	BRL	31,307		13,585	0	(220)
	01/2015		2,903		1,248	0	(1)
	01/2015		$240	BRL	565	3	0
DUB	07/2014	EUR	970,284		$1,321,495	0	(7,115)
	07/2014	JPY	16,313,300		160,575	0	(456)
	07/2014		$527,422	EUR	388,067	3,958	0
	07/2014		28,484	INR	1,736,486	350	(32)
	07/2014		114,282	JPY	11,592,706	152	0
	07/2014		49,706	NZD	57,100	288	0
	08/2014	BRL	69,186		$31,176	156	0
	08/2014	EUR	388,067		527,486	0	(3,962)
	08/2014	JPY	11,592,706		114,308	0	(155)
	08/2014	NZD	57,100		49,552	0	(287)
	08/2014		$23,249	AUD	24,708	0	(7)
	10/2014	COP	16,215,517		$8,278	0	(286)
FBF	07/2014		$4,627	INR	282,849	64	0
	08/2014	BRL	101,261		$45,603	201	0
	08/2014		$69,909	BRL	159,905	1,786	0
	10/2014	COP	28,436,380		$14,805	0	(214)
	01/2015	BRL	166,659		69,909	0	(1,776)
GLM	07/2014	EUR	41,536		56,507	0	(369)
	07/2014		$23,125	INR	1,418,488	402	0
	08/2014	MXN	708,021		$53,750	0	(623)
	09/2014		$60,972	MXN	791,535	0	(302)
	10/2014		66,684		876,158	343	0
HUS	07/2014	EUR	14,761	PLN	62,279	255	0
	07/2014		$24,155	INR	1,480,218	396	0
	08/2014	BRL	53,300		$21,953	0	(1,944)
	10/2014		49,086		20,500	0	(1,146)
JPM	07/2014		106,040		47,371	0	(622)
	07/2014	EUR	107,754		146,712	0	(835)
	07/2014	GBP	2,765		4,630	0	(102)
	07/2014		$48,145	BRL	106,040	0	(153)
	07/2014		853,405	EUR	627,739	6,159	0
	07/2014		1,698	GBP	1,002	17	0
	07/2014		71,765	INR	4,312,775	410	(643)
	08/2014	BRL	222,170		$91,581	0	(8,031)
	08/2014	EUR	626,665		852,053	0	(6,149)
	08/2014		$46,940	BRL	106,040	604	0
	10/2014	BRL	43,269		$18,070	0	(1,010)
MSC	08/2014		105,618		43,717	0	(3,638)
RBC	07/2014		$6,808	EUR	5,000	39	0

SCX	08/2014	GBP	1,984		$3,381	0	(14)
SOG	07/2014	AUD	179,454		165,714	0	(3,502)
	07/2014		$168,652	AUD	178,886	29	0
	07/2014		12,326	INR	739,930	0	(53)
	08/2014	AUD	178,886		$168,241	0	(29)
UAG	07/2014	BRL	106,675		48,434	153	0
	07/2014		$47,386	BRL	106,675	894	0
	07/2014		22,502	INR	1,380,048	388	0

Total Forward Foreign Currency Contracts						$18,712	$(49,059)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR 57,500	$859	$85
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	196,900	2,739	347

Total Purchased Options							$3,598	$432

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR 115,000	$(865)	$(46)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	393,800	(2,740)	(220)

							$(3,605)	$(266)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR 50,100	$(170)	$(21)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	48,300	(160)	(37)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014	11,900	(37)	(7)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014	129,900	(51)	(44)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	23,800	(72)	(18)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	18,100	(64)	(7)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	46,100	(155)	(35)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	20,900	(77)	(9)

						$(786)	$(178)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$203,321	$(4,819)	$(4,852)
FBF	Call - OTC USD versus BRL		2.449	12/15/2014	194,926	(2,639)	(2,718)

						$(7,458)	$(7,570)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(61)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(173)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(22)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	38,300	(287)	(15)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(154)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	(1,166)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(190)	(182)

						$(5,276)	$(1,773)

Total Written Options						$(17,125)	$(9,787)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	RPM International, Inc.	(1.030%)	03/20/2018	0.411%	$8,550	$0	$(197)	$0	$(197)
	Trane U.S., Inc.	(0.660%)	06/20/2015	0.147%	6,000	0	(31)	0	(31)
BPS	Lennar Corp.	(5.000%)	09/20/2014	0.281%	1,500	(50)	31	0	(19)
BRC	New York Times Co.	(1.000%)	03/20/2015	0.095%	1,000	58	(65)	0	(7)
	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.221%	3,500	0	(66)	0	(66)
CBK	Intesa Sanpaolo SpA	(1.000%)	09/20/2015	0.372%	5,000	158	(198)	0	(40)
	Masco Corp.	(1.920%)	03/20/2017	0.519%	4,300	0	(166)	0	(166)
DUB	Kinder Morgan, Inc.	(1.000%)	03/20/2016	0.632%	2,500	76	(93)	0	(17)
	Macy’s Retail Holdings, Inc.	(6.950%)	09/20/2015	0.073%	3,000	0	(261)	0	(261)
	New York Times Co.	(5.000%)	03/20/2015	0.095%	7,500	(735)	456	0	(279)
MYC	Macy’s Retail Holdings, Inc.	(2.470%)	09/20/2015	0.065%	10,000	0	(305)	0	(305)
RYL	Springleaf Finance Corp.	(1.820%)	12/20/2017	1.907%	5,000	0	12	12	0
SOG	Royal Bank of Scotland Group PLC	(3.000%)	03/20/2015	0.330%	1,000	(2)	(18)	0	(20)

						$(495)	$(901)	$12	$(1,408)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$6,600	$(339)	$247	$0	$(92)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	3,400	(171)	124	0	(47)
HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%	9,800	(812)	525	0	(287)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	300	(15)	11	0	(4)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	13,200	(666)	481	0	(185)
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR 8,300	(385)	167	0	(218)

						$(2,388)	$1,555	$0	$(833)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$50,000	$330	$(1,215)	$0	$(885)
BPS	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		35,600	(7)	383	376	0
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		115,600	0	661	661	0
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		134,600	0	792	792	0
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		209,800	52	1,437	1,489	0
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	71,800	74	2,189	2,263	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	4,300	54	150	204	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		13,400	170	735	905	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		4,500	54	159	213	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		15,200	191	836	1,027	0
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		$22,700	0	145	145	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		18,700	(2)	199	197	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		24,200	0	241	241	0
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		37,100	0	(530)	0	(530)
	Receive	3-Month USD-CPURNSA Index	2.005%	09/06/2017		100,000	0	750	750	0
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	15,600	113	625	738	0
	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	26,500	24	(592)	0	(568)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		323,200	(387)	338	0	(49)
	Receive	3-Month USD-CPURNSA Index	2.095%	08/29/2017		$88,700	0	324	324	0
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	63,200	39	(1,861)	0	(1,822)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		126,300	(34)	15	0	(19)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$468,700	(876)	4,142	3,266	0
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		98,100	0	(1,496)	0	(1,496)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		213,100	0	949	949	0

	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		115,800	9	419	428	0
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	200	0	(6)	0	(6)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		249,100	(236)	199	0	(37)
JPM	Pay	1-Year BRL-CDI	9.010%	01/02/2017		19,300	210	(555)	0	(345)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$31,700	0	233	233	0
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	15,500	171	563	734	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	116,800	(100)	(3,453)	0	(3,553)
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	4,600	47	171	218	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$66,700	0	444	444	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		444,400	278	(5,960)	0	(5,682)
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	14,000	182	481	663	0
UAG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,000	60	2,860	2,920	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	30,300	39	(44)	0	(5)

							$455	$4,728	$20,180	$(14,997)

Total Swap Agreements							$(2,428)	$5,382	$20,192	$(17,238)

(i)	Securities with an aggregate market value of $29,424 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,035	$0	$5,035
Corporate Bonds & Notes
Banking & Finance	0	363,029	32,109	395,138
Industrials	0	139,203	3,572	142,775
Utilities	0	43,962	0	43,962
U.S. Government Agencies	0	24,038	0	24,038
U.S. Treasury Obligations	0	14,671,746	0	14,671,746
Mortgage-Backed Securities	0	445,652	0	445,652
Asset-Backed Securities	0	278,593	721	279,314
Sovereign Issues	0	1,808,339	0	1,808,339
Preferred Securities
Banking & Finance	13,650	5,038	0	18,688
Short-Term Instruments
Certificates of Deposit	0	92,757	0	92,757
Greece Treasury Bills	0	167,350	0	167,350
U.S. Treasury Bills	0	16,927	0	16,927
	$13,650	$18,061,669	$36,402	$18,111,721

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$233,918	$0	$0	$233,918

Total Investments	$247,568	$18,061,669	$36,402	$18,345,639

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(839,029)	0	(839,029)
U.S. Treasury Obligations	0	(42,440)	0	(42,440)
	$0	$(881,469)	$0	$(881,469)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	821	108	0	929
Over the counter	0	39,336	0	39,336

	$821	$39,444	$0	$40,265

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(230)	(4,695)	0	(4,925)
Over the counter	0	(74,311)	(1,773)	(76,084)

	$(230)	$(79,006)	$(1,773)	$(81,009)

Totals	$248,159	$17,140,638	$34,629	$17,423,426

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.4%
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.650% due 05/02/2016		$1,675	$1,678

Total Bank Loan Obligations (Cost $1,673)			1,678

CORPORATE BONDS & NOTES 4.7%
BANKING & FINANCE 4.3%
Ally Financial, Inc.
2.427% due 12/01/2014		1,100	1,105
2.500% due 03/15/2017 (d)		17,000	17,005
6.750% due 12/01/2014		500	512
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,600	1,673
Bankia S.A.
3.500% due 12/14/2015	EUR	1,500	2,139
Barclays Bank PLC
0.000% due 10/04/2022 (b)	MXN	14,000	1,481
BNP Paribas S.A.
0.533% due 11/07/2015		$28,000	28,002
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	2,105
2.875% due 05/19/2016		11,000	15,443
CIT Group, Inc.
4.750% due 02/15/2015		$800	817
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		2,800	2,801
Credit Agricole S.A.
0.807% due 06/02/2017		24,900	24,903
6.500% due 06/23/2021 (c)	EUR	400	582
7.875% due 01/23/2024 (c)		$200	219
GATX Financial Corp.
5.800% due 03/01/2016		300	323
Goldman Sachs Group, Inc.
0.852% due 06/04/2017		10,700	10,709
HBOS PLC
1.110% due 09/01/2016	EUR	200	273
International Lease Finance Corp.
6.500% due 09/01/2014		$300	303
6.750% due 09/01/2016		300	333
7.125% due 09/01/2018		600	697
8.625% due 09/15/2015		1,300	1,410
LBG Capital PLC
15.000% due 12/21/2019	GBP	3,840	9,562
15.000% due 12/21/2019	EUR	260	551
SLM Corp.
6.250% due 01/25/2016		$100	107
Stone Street Trust
5.902% due 12/15/2015		7,000	7,458
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		900	893
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,303
Westpac Banking Corp.
1.850% due 11/26/2019		29,800	29,853

			162,562

INDUSTRIALS 0.2%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	6,135
MGM Resorts International
7.625% due 01/15/2017		$100	113
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		423	496

			6,744

UTILITIES 0.2%
Petrobras Global Finance BV
2.592% due 03/17/2017		6,200	6,289
Sprint Communications, Inc.
9.125% due 03/01/2017		200	235

Tokyo Electric Power Co., Inc.
1.850% due 07/28/2014	JPY	2,000	20

			6,544

Total Corporate Bonds & Notes (Cost $174,590)			175,850

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.832% due 02/25/2041		$1,095	1,109
1.324% due 09/01/2044 - 10/01/2044		50	52
4.000% due 07/01/2044		49,000	51,970
Freddie Mac
0.752% due 12/15/2037		894	901
2.094% due 07/01/2036		186	198
2.138% due 09/01/2036		197	208
2.241% due 10/01/2036		111	118
NCUA Guaranteed Notes
0.712% due 12/08/2020		1,222	1,231
2.650% due 10/29/2020		2,461	2,528

Total U.S. Government Agencies (Cost $58,214)			58,315

U.S. TREASURY OBLIGATIONS 97.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019 (f)		106,183	109,331
0.125% due 01/15/2022 (f)		128,592	129,461
0.125% due 07/15/2022 (f)		598,250	602,222
0.125% due 01/15/2023 (f)		357,690	356,432
0.375% due 07/15/2023 (h)		501,631	511,233
0.625% due 07/15/2021 (f)		12,831	13,517
0.625% due 01/15/2024 (f)		64,917	67,243
0.625% due 02/15/2043		69,440	62,954
0.750% due 02/15/2042		120,353	113,109
1.125% due 01/15/2021 (f)		151,609	164,253
1.250% due 07/15/2020 (f)		209,847	230,037
1.375% due 01/15/2020 (f)		116,529	127,836
1.375% due 02/15/2044 (f)		130,789	143,592
1.750% due 01/15/2028		127,833	147,108
2.000% due 01/15/2026		88,081	103,733
2.125% due 01/15/2019 (h)(j)		3,975	4,477
2.125% due 02/15/2040		105,725	134,320
2.375% due 01/15/2025		89,916	108,924
2.375% due 01/15/2027		218,986	268,618
2.500% due 01/15/2029		74,880	94,407
3.375% due 04/15/2032		11,752	16,958
3.625% due 04/15/2028		49,537	69,550
3.875% due 04/15/2029		58,185	85,009

Total U.S. Treasury Obligations (Cost $3,622,384)			3,664,324

MORTGAGE-BACKED SECURITIES 2.0%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		210	229
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		21	22
2.250% due 08/25/2035		39	39
2.528% due 03/25/2035		16	17
2.580% due 03/25/2035		65	66
2.881% due 01/25/2035		270	273
Chase Mortgage Finance Trust
4.892% due 12/25/2035		173	171
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		26	26
2.280% due 09/25/2035		44	44
2.500% due 05/25/2035		21	20
2.623% due 03/25/2034		231	234
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		5,293	4,670
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		159	143
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		185	199
DBUBS Mortgage Trust
3.386% due 07/10/2044		6,700	6,994
Granite Master Issuer PLC
0.313% due 12/20/2054	EUR	653	890
Grecale RMBS SRL
0.832% due 01/27/2061		19,600	25,969
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,221
GSR Mortgage Loan Trust
2.652% due 09/25/2035		166	169
2.657% due 01/25/2036 ^		326	310
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	375	625

Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	1,854	2,540
HomeBanc Mortgage Trust
0.422% due 10/25/2035		$335	303
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	838	1,414
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		$4,140	4,462
JPMorgan Mortgage Trust
5.031% due 06/25/2035		790	797
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		208	227
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		138	136
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	111
Morgan Stanley Capital Trust
6.105% due 06/11/2049		323	358
RBSSP Resecuritization Trust
2.107% due 07/26/2045		3,834	3,873
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^		497	275
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	632	857
Structured Adjustable Rate Mortgage Loan Trust
4.900% due 03/25/2036 ^		$523	449
5.500% due 12/25/2034		385	379
Thornburg Mortgage Securities Trust
6.092% due 09/25/2037		1,020	1,071
Ulysses European Loan Conduit PLC
0.689% due 07/25/2017	GBP	800	1,332
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 07/25/2045		$1,795	1,703
0.472% due 08/25/2045		8,748	8,385
1.193% due 01/25/2046		3,529	3,509
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2036		366	355
5.192% due 10/25/2035		156	157

Total Mortgage-Backed Securities (Cost $71,140)			75,024

ASSET-BACKED SECURITIES 0.7%
Ares VIR CLO Ltd.
0.650% due 03/12/2018		1,300	1,289
Babson CLO Ltd.
0.473% due 11/10/2019		404	402
BlackRock Senior Income
0.468% due 04/20/2019		300	297
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		260	260
Citibank Omni Master Trust
2.902% due 08/15/2018		7,000	7,023
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		500	490
0.400% due 04/25/2036		109	107
FBR Securitization Trust
0.892% due 11/25/2035		899	897
Galaxy CLO Ltd.
0.469% due 04/25/2019		145	145
Hewett’s Island CDO Ltd.
0.623% due 11/12/2019		1,805	1,795
Hillmark Funding
0.477% due 05/21/2021		5,345	5,283
HSI Asset Securitization Corp. Trust
0.422% due 02/25/2036		500	383
Magi Funding PLC
0.677% due 04/11/2021	EUR	398	540
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019		$386	384
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019		90	90
Octagon Investment Partners Ltd.
0.529% due 11/28/2018		51	51
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.172% due 12/25/2034		604	607
Saxon Asset Securities Trust
0.945% due 03/25/2035		1,490	1,355
4.034% due 06/25/2033		222	225
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	4,033	5,459
0.512% due 09/15/2021		574	785

Wood Street CLO BV
0.666% due 03/29/2021		100	135

Total Asset-Backed Securities (Cost $27,800)			28,002

SOVEREIGN ISSUES 11.1%
Australia Government Bond
5.250% due 03/15/2019	AUD	24,100	25,006
5.500% due 04/21/2023		3,200	3,484
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	3,233
Autonomous Community of Madrid
4.200% due 09/24/2014		5,400	7,460
Colombian TES
3.000% due 03/25/2033 (b)	COP	7,192,508	3,356
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	18,790	3,482
France Government Bond
0.250% due 07/25/2018 (b)	EUR	3,337	4,741
Hellenic Republic Government International Bond
4.500% due 07/03/2017	JPY	350,000	3,318
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	8,515	12,274
2.100% due 09/15/2021 (b)		3,476	5,121
2.250% due 04/22/2017 (b)		8,513	12,135
2.350% due 09/15/2024 (b)		35,067	51,459
2.600% due 09/15/2023 (b)		3,091	4,661
3.100% due 09/15/2026 (b)		425	667
4.750% due 09/15/2016		2,900	4,323
5.500% due 11/01/2022		2,300	3,864
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	22,200	27,725
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	111,890	161,378
Slovenia Government International Bond
2.750% due 03/17/2015		400	557
4.700% due 11/01/2016		6,800	10,095
Spain Government International Bond
3.800% due 04/30/2024		23,200	34,838
5.400% due 01/31/2023		20,700	34,845
Xunta de Galicia
5.763% due 04/03/2017		500	776
6.131% due 04/03/2018		1,100	1,769

Total Sovereign Issues (Cost $406,654)			420,567

	SHARES
REAL ESTATE INVESTMENT TRUSTS 0.6%
FINANCIALS 0.6%
Equity Residential		349,677	22,030

Total Real Estate Investment Trusts (Cost $19,149)			22,030

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
CERTIFICATES OF DEPOSIT 3.4%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$35,500	35,502
Banco do Brasil S.A.
1.211% due 06/29/2015		22,900	22,900
China Construction Bank Corp.
1.700% due 04/16/2015		34,600	34,683
Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,800	22,845
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		12,700	12,700

			128,630

REPURCHASE AGREEMENTS (e) 0.1%			3,300

GREECE TREASURY BILLS 1.9%
2.457% due 07/18/2014 - 12/12/2014 (a)	EUR	51,700	70,239

SLOVENIA TREASURY BILLS 0.0%
0.923% due 03/12/2015	200	273

U.S. TREASURY BILLS 0.2%
0.068% due 09/04/2014 - 12/26/2014 (a)(f)(h)	$8,793	8,792

Total Short-Term Instruments (Cost $210,849)		211,234

Total Investments in Securities (Cost $4,592,453)		4,657,024

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	22,724,668	227,065

Total Short-Term Instruments (Cost $227,057)		227,065

Total Investments in Affiliates (Cost $227,057)		227,065

Total Investments 129.4% (Cost $4,819,510)		$4,884,089
Financial Derivative Instruments (g)(i) 0.7% (Cost or Premiums, net $(4,883))		25,536
Other Assets and Liabilities, net (30.1%)		(1,135,008)

Net Assets 100.0%		$3,774,617

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$17,000	$17,005	0.45%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$3,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(3,367)	$3,300	$3,300

Total Repurchase Agreements						$(3,367)	$3,300	$3,300

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	06/09/2014	07/24/2014	$(16,628)	$(16,629)
	0.210%	06/30/2014	07/09/2014	(142,943)	(142,943)
	0.220%	06/27/2014	07/03/2014	(9,695)	(9,695)
BPG	0.190%	09/23/2013	10/08/2014	(103,388)	(103,541)
BSN	0.090%	05/28/2014	07/24/2014	(4,284)	(4,284)
	0.100%	05/20/2014	07/18/2014	(21,353)	(21,355)
	0.140%	06/06/2014	07/07/2014	(7,543)	(7,543)
	0.150%	06/12/2014	07/14/2014	(40,795)	(40,798)
	0.150%	06/19/2014	07/03/2014	(26,261)	(26,263)
	0.150%	06/20/2014	07/07/2014	(78,473)	(78,477)
IND	0.110%	05/30/2014	07/08/2014	(17,681)	(17,683)
	0.110%	06/02/2014	07/09/2014	(140,705)	(140,717)
TDM	0.090%	05/09/2014	07/08/2014	(29,791)	(29,795)
	0.200%	09/20/2013	10/03/2014	(99,998)	(100,156)

Total Reverse Repurchase Agreements					$(739,879)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.150%	06/09/2014	07/25/2014	$(24,193)	$(24,277)
	0.150%	07/01/2014	07/17/2014	(44,876)	(44,931)
	0.151%	06/09/2014	07/25/2014	(44,217)	(44,109)
	0.170%	06/23/2014	07/07/2014	(9,270)	(9,278)
BPG	0.110%	04/23/2014	07/10/2014	(37,547)	(37,613)
	0.150%	06/09/2014	07/10/2014	(191,874)	(192,116)
FOB	0.230%	06/26/2014	07/03/2014	(16,406)	(16,411)
TDM	0.100%	06/16/2014	07/03/2014	(19,653)	(19,657)
	0.181%	06/17/2014	07/17/2014	(9,436)	(9,408)
	0.181%	06/18/2014	07/18/2014	(1,398)	(1,394)

Total Sale-Buyback Transactions					$(399,194)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $744,722 at a weighted average interest rate of 0.131%.
(3)	Payable for sale-buyback transactions includes $608 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	81,000	$(85,537)	$(85,654)
DEU	Fannie Mae	4.000%	08/01/2044	15,000	(15,856)	(15,862)
FOB	Fannie Mae	4.000%	07/01/2044	33,000	(34,877)	(35,001)

	Fannie Mae	4.000%	08/01/2044	22,000	(23,263)	(23,264)
GSC	Fannie Mae	4.000%	07/01/2044	73,000	(76,912)	(77,426)
MSC	Fannie Mae	4.000%	08/01/2044	14,000	(14,811)	(14,804)

Total Short Sales					$(251,256)	$(252,011)

(f)	Securities with an aggregate market value of $1,155,045 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	5	$(5)	$0	$(1)
E-mini S&P 500 Index September Futures	Long	09/2014	50	26	1	0
Mini MSCI Emerging Markets Index September Futures	Long	09/2014	64	(18)	0	(10)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	222	33	0	(16)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	1,146	(285)	90	0

Total Futures Contracts				$(249)	$91	$(27)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$10,000	$1,202	$252	$0	$(8)
CDX.HY-22 5-Year Index	5.000%	06/20/2019		27,522	2,425	89	0	(38)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	88,600	2,269	486	0	(127)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024		1,100	(1)	25	0	(3)

					$5,895	$852	$0	$(176)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015		$134,500	$541	$237	$5	$0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		10,600	421	99	0	(16)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		14,200	1,529	(170)	0	(76)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		37,400	(1,476)	(2,948)	0	(222)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		48,150	(1,105)	(636)	0	(294)
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	199,500	(1,244)	(1,001)	3	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024		11,100	(962)	(873)	11	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		7,270	(1,257)	(800)	0	(5)
Pay	6-Month EUR-EURIBOR	2.750%	09/17/2044		200	35	11	0	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	4,700,000	(1,659)	(1,252)	0	(4)

						$(5,177)	$(7,333)	$19	$(617)

Total Swap Agreements						$718	$(6,481)	$19	$(793)

(h)	Securities with an aggregate market value of $15,919 and cash of $803 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	AUD	3,673		$3,394	$0	$(70)
	07/2014	HUF	3,182,584	EUR	10,248	0	(22)
	08/2014	EUR	353,932		$481,487	0	(3,243)
BPS	07/2014	AUD	60,343		55,715	0	(1,186)
	07/2014	EUR	3,388	PLN	14,330	70	0
	08/2014		$3,157	EUR	2,316	15	0
BRC	07/2014	JPY	334,300		$3,259	0	(41)

	08/2014	DKK	18,480		3,450	55	0
	09/2014	GBP	6,888		11,562	0	(220)
CBK	07/2014	MXN	16,882		1,292	0	(8)
	08/2014	EUR	28,044		38,194	0	(214)
DUB	07/2014		$60,383	AUD	64,016	0	(19)
	07/2014		9,420	INR	571,673	81	(19)
	08/2014	AUD	64,016		$60,235	18	0
	08/2014	BRL	16,762		7,553	38	0
	08/2014	EUR	4,324		5,889	0	(33)
	08/2014		$4,382	AUD	4,657	0	(1)
	08/2014		33,983	EUR	24,895	112	0
FBF	07/2014		1,452	INR	88,761	20	0
	08/2014	BRL	25,525		$11,495	51	0
	08/2014	EUR	4,877		6,646	0	(33)
	09/2014	GBP	770		1,293	0	(24)
	10/2014	COP	4,867,788		2,534	0	(37)
GLM	07/2014	HUF	1,269,482	EUR	4,081	0	(18)
	07/2014	JPY	4,279,600		$42,132	0	(112)
	07/2014		$5,485	INR	336,450	95	0
	08/2014		3,768	MXN	49,636	44	0
	09/2014		40,406		526,961	0	(16)
HUS	07/2014	EUR	5,960	PLN	25,144	103	0
	07/2014		$5,725	INR	350,828	94	0
JPM	07/2014	BRL	94,978		$42,429	0	(557)
	07/2014	JPY	3,488,300		34,249	0	(184)
	07/2014		$43,123	BRL	94,978	0	(137)
	07/2014		19,398	INR	1,164,792	102	(180)
	07/2014		79,779	JPY	8,102,200	200	0
	08/2014	EUR	30,966		$42,130	0	(280)
	08/2014	JPY	8,102,200		79,797	0	(202)
	08/2014		$42,043	BRL	94,978	541	0
	10/2014	ZAR	5,842		$532	0	(7)
UAG	07/2014	BRL	94,978		43,123	137	0
	07/2014		$42,190	BRL	94,978	796	0
	07/2014		5,027	INR	308,306	87	0

Total Forward Foreign Currency Contracts						$2,659	$(6,863)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	13,800	$206	$20
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		45,100	628	80

Total Purchased Options								$834	$100

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	27,600	$(208)	$(11)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		90,200	(627)	(50)

								$(835)	$(61)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	11,000	$(37)	$(5)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		12,200	(40)	(9)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		2,800	(9)	(2)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		27,900	(11)	(9)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		5,800	(18)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,900	(14)	(2)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,400	(35)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,600	(17)	(2)

							$(181)	$(41)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$49,259	$(1,167)	$(1,175)
FBF	Call - OTC USD versus BRL		2.449	12/15/2014	49,541	(671)	(691)

						$(1,838)	$(1,866)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(38)	$(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	4,000	(39)	(2)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	(21)	(7)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	(231)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	(21)

						$(395)	$(265)

Total Written Options						$(3,249)	$(2,233)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%	)	03/20/2016	0.147%	$300	$0	$(5)	$0	$(5)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$3,800	$(195)	$142	$0	$(53)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		4,400	(76)	100	24	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(8)	5	0	(3)
BPS	Italy Government International Bond	1.000%	03/20/2019	0.887%		13,300	(230)	302	72	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		15,000	(757)	547	0	(210)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		700	(58)	37	0	(21)
DUB	Italy Government International Bond	1.000%	03/20/2019	0.887%		8,000	(143)	186	43	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%		8,500	(159)	206	47	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,400	(118)	77	0	(41)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		5,200	(39)	131	92	0
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		8,300	(423)	307	0	(116)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	12,900	134	6	140	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$12,400	(664)	491	0	(173)
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	2,000	(93)	40	0	(53)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		$12,300	(76)	293	217	0

							$(2,905)	$2,870	$635	$(670)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	9,400	$109	$525	$634	$0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$3,100	24	(79)	0	(55)
BRC	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	2,900	38	158	196	0
	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017		$33,100	0	160	160	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	400	5	14	19	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		5,200	66	285	351	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		5,200	65	286	351	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$3,600	26	(90)	0	(64)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		33,100	0	(477)	0	(477)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	500	4	20	24	0
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	12,300	6	(360)	0	(354)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		7,200	(3)	2	0	(1)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$7,400	0	(113)	0	(113)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		27,400	0	63	63	0
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	5,900	0	(1)	0	(1)
JPM	Pay	1-Year BRL-CDI	7.900%	01/02/2015		27,100	(97)	(206)	0	(303)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	1,300	15	47	62	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	11,500	(5)	4	0	(1)
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	400	4	15	19	0
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	109,800	131	(894)	0	(763)
	Pay	1-Year BRL-CDI	10.410%	01/02/2015		6,400	4	(1)	3	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		29,800	35	(40)	0	(5)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	4,300	10	130	140	0

							$437	$(552)	$2,022	$(2,137)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	DWRTFT Index	21,821	1-Month USD-LIBOR plus a specified spread	07/31/2014	$163,269		$1,347	$1,347	$0
	Receive	DWRTFT Index	107,902	1-Month USD-LIBOR plus a specified spread	04/23/2015	807,343		6,692	6,692	0
BRC	Receive	DWRTFT Index	68,419	1-Month USD-LIBOR plus a specified spread	07/31/2014	511,924		4,205	4,205	0
	Receive	DWRTFT Index	130,254	1-Month USD-LIBOR plus a specified spread	10/31/2014	974,585		7,978	7,978	0
GST	Receive	DWRTFT Index	26,215	1-Month USD-LIBOR plus a specified spread	11/28/2014	196,146		1,608	1,608	0
	Receive	DWRTFT Index	33,408	1-Month USD-LIBOR plus a specified spread	01/30/2015	249,965		2,053	2,053	0
	Receive	DWRTFT Index	66,459	1-Month USD-LIBOR plus a specified spread	04/23/2015	497,259		4,122	4,122	0
JPM	Receive	DWRTFT Index	43,230	1-Month USD-LIBOR plus a specified spread	05/29/2015	321,408		4,733	4,733	0

								$32,738	$32,738	$0

Total Swap Agreements							$(2,468)	$35,051	$35,395	$(2,812)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $229 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,678	$0	$1,678
Corporate Bonds & Notes
Banking & Finance	0	144,076	18,486	162,562
Industrials	0	6,248	496	6,744
Utilities	0	6,544	0	6,544
U.S. Government Agencies	0	58,315	0	58,315
U.S. Treasury Obligations	0	3,664,324	0	3,664,324
Mortgage-Backed Securities	0	75,024	0	75,024
Asset-Backed Securities	0	28,002	0	28,002
Sovereign Issues	0	420,567	0	420,567
Real Estate Investment Trusts
Financials	22,030	0	0	22,030
Short-Term Instruments
Certificates of Deposit	0	128,630	0	128,630
Repurchase Agreements	0	3,300	0	3,300
Greece Treasury Bills	0	70,239	0	70,239
Slovenia Treasury Bills	0	273	0	273
U.S. Treasury Bills	0	8,792	0	8,792
	$22,030	$4,616,012	$18,982	$4,657,024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$227,065	$0	$0	$227,065
Total Investments	$249,095	$4,616,012	$18,982	$4,884,089

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(252,011)	$0	$(252,011)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	91	19	0	110
Over the counter	0	38,154	0	38,154
	$91	$38,173	$0	$38,264
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(793)	0	(820)
Over the counter	0	(11,643)	(265)	(11,908)

	$(27)	$(12,436)	$(265)	$(12,728)

Totals	$249,159	$4,389,738	$18,717	$4,657,614

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 6.8%
U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Notes
1.750% due 05/15/2023 (d)	$3,200	$3,030

Total U.S. Treasury Obligations (Cost $2,977)		3,030

	SHARES
EXCHANGE-TRADED FUNDS 1.8%
Vanguard FTSE Emerging Markets ETF	14,100	608
Vanguard REIT ETF	7,220	540

Total Exchange-Traded Funds (Cost $1,090)		1,148

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		111

Total Short-Term Instruments (Cost $111)		111

Total Investments in Securities (Cost $4,178)		4,289

INVESTMENTS IN AFFILIATES 92.7%
MUTUAL FUNDS (a) 87.3%
PIMCO CommoditiesPLUS® Strategy Fund	168,773	1,954
PIMCO Emerging Markets Bond Fund	389,704	4,419
PIMCO EqS Pathfinder Fund®	71,460	931
PIMCO EqS® Emerging Markets Fund	72,581	657
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	358,727	3,907
PIMCO Global Advantage® Strategy Bond Fund	196,051	2,272
PIMCO High Yield Fund	372,316	3,638
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	220,269	1,784
PIMCO Mortgage Opportunities Fund	55,350	616
PIMCO Real Return Fund	963,570	11,187
PIMCO RealEstateRealReturn Strategy Fund	232,767	1,120
PIMCO Short-Term Fund	103,182	1,021
PIMCO Small Cap StocksPLUS® AR Strategy Fund	181,621	1,844
PIMCO StocksPLUS® Fund	577,228	6,055
PIMCO Total Return Fund	1,162,103	12,748
PIMCO TRENDS Managed Futures Strategy Fund	107,373	1,156

Total Mutual Funds (Cost $53,313)		55,309

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio	331,474	3,317
PIMCO Short-Term Floating NAV Portfolio III	10,440	104

Total Short-Term Instruments (Cost $3,421)		3,421

Total Investments in Affiliates (Cost $56,734)		58,730

Total Investments 99.5% (Cost $60,912)		$63,019
Financial Derivative Instruments (c)(e) 0.4% (Cost or Premiums, net $439)		272
Other Assets and Liabilities, net 0.1%		37

Net Assets 100.0%		$63,328

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$111	Fannie Mae 2.110% due 11/07/2022	$(118)	$111	$111

Total Repurchase Agreements						$(118)	$111	$111

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $937 at a weighted average interest rate of 0.160%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	96	$26	$11
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	94	20	6

				$46	$17

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	10	$72	$12
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	3	19	7

				$91	$19

Total Purchased Options				$137	$36

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	96	$(15)	$(6)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	94	(9)	(3)

				$(24)	$(9)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	10	$(36)	$(4)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	3	(8)	(3)

				$(44)	$(7)

Total Written Options				$(68)	$(16)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	4	$5	$0	$0
Gold 100 oz. August Futures	Short	08/2014	5	(23)	0	(1)
Nikkei 225 Index September Futures	Long	09/2014	12	5	2	(12)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	9	3	0	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	13	13	4	0

Total Futures Contracts				$3	$6	$(13)

(d)	Securities with an aggregate market value of $162 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	202		$188	$0	$(3)
	08/2014	EUR	688		940	0	(3)
CBK	08/2014	AUD	202		189	0	0
FBF	07/2014		$76	JPY	7,800	1	0
JPM	07/2014	BRL	1,443		$645	0	(9)
	07/2014	JPY	43,859		432	0	(1)
	07/2014		$655	BRL	1,443	0	(2)
	07/2014		354	JPY	36,059	2	0
	08/2014		639	BRL	1,443	8	0
	08/2014		432	JPY	43,859	1	0
UAG	07/2014	BRL	1,443		$655	2	0
	07/2014		$641	BRL	1,443	12	0

Total Forward Foreign Currency Contracts						$26	$(18)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,300	$40	$26
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,000	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,400	95	64
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,900	61	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	124	77
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	3,800	61	60

Total Purchased Options							$381	$260

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR	60.000	08/25/2014	$718	$(9)	$(11)

Total Written Options						$(9)	$(11)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,030	$0	$3,030
Exchange-Traded Funds	1,148	0	0	1,148
Short-Term Instruments
Repurchase Agreements	0	111	0	111
	$1,148	$3,141	$0	$4,289

Investments in Affiliates, at Value
Mutual Funds	55,309	0	0	55,309
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,421	0	0	3,421

	$58,730	$0	$0	$58,730

Total Investments	$59,878	$3,141	$0	$63,019

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	36	0	42
Over the counter	0	288	0	288
	$6	$324	$0	$330

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(16)	0	(29)
Over the counter	0	(29)	0	(29)

	$(13)	$(45)	$0	$(58)

Totals	$59,871	$3,420	$0	$63,291

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 7.1%
U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Notes
1.750% due 05/15/2023 (d)	$4,800	$4,544

Total U.S. Treasury Obligations (Cost $4,470)		4,544

	SHARES
EXCHANGE-TRADED FUNDS 3.2%
Vanguard FTSE Emerging Markets ETF	47,350	2,042
Vanguard REIT ETF	24,540	1,837

Total Exchange-Traded Funds (Cost $3,623)		3,879

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		202

U.S. TREASURY BILLS 0.0%
0.051% due 10/16/2014 (d)	$14	14

Total Short-Term Instruments (Cost $216)		216

Total Investments in Securities (Cost $8,309)		8,639

	SHARES
INVESTMENTS IN AFFILIATES 92.6%
MUTUAL FUNDS (a) 86.3%
PIMCO CommoditiesPLUS® Strategy Fund	399,475	4,626
PIMCO Emerging Markets Bond Fund	543,620	6,165
PIMCO EqS Pathfinder Fund®	113,428	1,478
PIMCO EqS® Emerging Markets Fund	287,558	2,602
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	769,735	8,383
PIMCO Global Advantage® Strategy Bond Fund	341,531	3,958
PIMCO High Yield Fund	493,552	4,822
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	629,941	5,103
PIMCO Mortgage Opportunities Fund	108,585	1,209
PIMCO Real Return Fund	1,816,645	21,091
PIMCO RealEstateRealReturn Strategy Fund	426,055	2,049
PIMCO Short-Term Fund	243,450	2,408
PIMCO Small Cap StocksPLUS® AR Strategy Fund	582,398	5,911
PIMCO StocksPLUS® Fund	1,194,509	12,530
PIMCO Total Return Fund	1,872,833	20,545
PIMCO TRENDS Managed Futures Strategy Fund	244,464	2,633

Total Mutual Funds (Cost $100,705)		105,513

SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio	673,489	6,739
PIMCO Short-Term Floating NAV Portfolio III	101,851	1,018

Total Short-Term Instruments (Cost $7,758)		7,757

Total Investments in Affiliates (Cost $108,463)		113,270

Total Investments 99.7% (Cost $116,772)		$121,909
Financial Derivative Instruments (c)(e) 0.4% (Cost or Premiums, net $878)		530
Other Assets and Liabilities, net (0.1%)		(196)

Net Assets 100.0%		$122,243

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$202	Fannie Mae 2.110% due 11/07/2022	$(207)	$202	$202

Total Repurchase Agreements						$(207)	$202	$202

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $659 at a weighted average interest rate of 0.065%.

(c)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	219	$58	$25
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	213	46	15

				$104	$40

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	23	$167	$26
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	8	49	20

				$216	$46

Total Purchased Options				$320	$86

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	219	$(33)	$(14)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	213	(21)	(6)

				$(54)	$(20)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	23	$(82)	$(10)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	8	(23)	(8)

				$(105)	$(18)

Total Written Options				$(159)	$(38)

Futures Contracts:

Variation Margin

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	9	$11	$0	$0
Gold 100 oz. August Futures	Short	08/2014	11	(51)	0	(2)
Nikkei 225 Index September Futures	Long	09/2014	25	11	4	(26)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	18	6	2	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	32	31	9	0

Total Futures Contracts				$8	$15	$(28)

(d)	Securities with an aggregate market value of $310 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	303		$282	$0	$(4)
	08/2014	EUR	1,888		2,578	0	(7)
	09/2014		$217	GBP	129	4	0
CBK	08/2014	AUD	303		$284	0	(1)
FBF	07/2014		$148	JPY	15,200	2	0
JPM	07/2014	BRL	3,031		$1,354	0	(18)
	07/2014	JPY	92,084		907	0	(2)
	07/2014		$1,376	BRL	3,031	0	(5)
	07/2014		755	JPY	76,884	4	0
	08/2014		1,342	BRL	3,031	17	0
	08/2014		907	JPY	92,084	2	0
UAG	07/2014	BRL	3,031		$1,376	4	0
	07/2014		$1,347	BRL	3,031	26	0

Total Forward Foreign Currency Contracts						$59	$(37)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,300	$75	$49
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,800	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,400	174	117
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,400	114	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,500	234	146
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	7,300	118	114

							$715	$488

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	520	$26	$0

Total Purchased Options						$741	$488

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR	60.000	08/25/2014	$1,395	$(18)	$(22)

Total Written Options						$(18)	$(22)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$300	$(6)	$13	$7	$0

Total Swap Agreements						$(6)	$13	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$4,544	$0	$4,544
Exchange-Traded Funds	3,879	0	0	3,879
Short-Term Instruments
Repurchase Agreements	0	202	0	202
U.S. Treasury Bills	0	14	0	14
	$3,879	$4,760	$0	$8,639

Investments in Affiliates, at Value
Mutual Funds	105,513	0	0	105,513
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,757	0	0	7,757

	$113,270	$0	$0	$113,270

Total Investments	$117,149	$4,760	$0	$121,909

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	86	0	101
Over the counter	0	554	0	554
	$15	$640	$0	$655

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(38)	0	(66)
Over the counter	0	(59)	0	(59)

	$(28)	$(97)	$0	$(125)

Totals	$117,136	$5,303	$0	$122,439

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 6.6%
U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes
1.750% due 05/15/2023 (d)	$2,000	$1,894

Total U.S. Treasury Obligations (Cost $1,861)		1,894

	SHARES
EXCHANGE-TRADED FUNDS 4.5%
Vanguard FTSE Emerging Markets ETF	57,960	2,500
Vanguard REIT ETF	25,980	1,944

Total Exchange-Traded Funds (Cost $4,141)		4,444

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		193

U.S. TREASURY BILLS 0.0%
0.051% due 10/16/2014 (d)	$37	37

Total Short-Term Instruments (Cost $230)		230

Total Investments in Securities (Cost $6,232)		6,568

	SHARES
INVESTMENTS IN AFFILIATES 93.1%
MUTUAL FUNDS (a) 82.3%
PIMCO CommoditiesPLUS® Strategy Fund	503,897	5,835
PIMCO Emerging Markets Bond Fund	436,075	4,945
PIMCO EqS Pathfinder Fund®	107,342	1,399
PIMCO EqS® Emerging Markets Fund	251,382	2,275
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	597,056	6,502
PIMCO Global Advantage® Strategy Bond Fund	260,662	3,021
PIMCO High Yield Fund	391,341	3,824
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	812,552	6,582
PIMCO Mortgage Opportunities Fund	86,010	957
PIMCO Real Return Fund	856,617	9,945
PIMCO RealEstateRealReturn Strategy Fund	770,473	3,706
PIMCO Small Cap StocksPLUS® AR Strategy Fund	466,299	4,733
PIMCO StocksPLUS® Fund	1,215,335	12,749
PIMCO Total Return Fund	1,178,854	12,932
PIMCO TRENDS Managed Futures Strategy Fund	221,019	2,380

Total Mutual Funds (Cost $77,330)		81,785

SHORT-TERM INSTRUMENTS 10.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio	972,027	9,726
PIMCO Short-Term Floating NAV Portfolio III	101,178	1,011

Total Short-Term Instruments (Cost $10,738)		10,737

Total Investments in Affiliates (Cost $88,068)		92,522

Total Investments 99.7% (Cost $94,300)		$99,090
Financial Derivative Instruments (c)(e) 0.4% (Cost or Premiums, net $684)		408
Other Assets and Liabilities, net (0.1%)		(143)

Net Assets 100.0%		$99,355

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Institutional class shares of each fund.

Borrowings and Other Financing Transactions

(b) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$193	Fannie Mae 2.110% due 11/07/2022	$(198)	$193	$193

Total Repurchase Agreements						$(198)	$193	$193

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	210	$56	$24
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	205	44	15

				$100	$39

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	23	$167	$26
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	7	43	17

				$210	$43

Total Purchased Options				$310	$82

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	210	$(32)	$(13)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	205	(20)	(6)

				$(52)	$(19)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	23	$(82)	$(10)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	7	(20)	(7)

				$(102)	$(17)

Total Written Options				$(154)	$(36)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	9	$11	$0	$0
Gold 100 oz. August Futures	Short	08/2014	10	(46)	0	(2)
Nikkei 225 Index September Futures	Long	09/2014	24	10	4	(25)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	14	5	1	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	26	25	8	0

Total Futures Contracts				$5	$13	$(27)

(d)	Securities with an aggregate market value of $287 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	200		$186	$0	$(3)
	08/2014	EUR	1,008		1,377	0	(4)
CBK	08/2014	AUD	200		187	0	(1)
FBF	07/2014		$124	JPY	12,700	1	0
JPM	07/2014	BRL	2,062		$921	0	(12)
	07/2014	JPY	101,236		997	0	(2)
	07/2014		$936	BRL	2,062	0	(3)
	07/2014		869	JPY	88,536	4	0
	08/2014		913	BRL	2,062	12	0
	08/2014		997	JPY	101,236	3	0
UAG	07/2014	BRL	2,062		$936	3	0
	07/2014		$916	BRL	2,062	17	0

Total Forward Foreign Currency Contracts						$40	$(25)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$3,300	$57	$37
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,300	131	88
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,600	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	4,100	87	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,200	179	111
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	5,800	93	91

							$547	$374

Total Purchased Options							$547	$374

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR	60.000	08/25/2014	$1,154	$(15)	$(18)

Total Written Options						$(15)	$(18)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$200	$(4)	$9	$5	$0

Total Swap Agreements						$(4)	$9	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,894	$0	$1,894
Exchange-Traded Funds	4,444	0	0	4,444
Short-Term Instruments
Repurchase Agreements	0	193	0	193
U.S. Treasury Bills	0	37	0	37
	$4,444	$2,124	$0	$6,568

Investments in Affiliates, at Value
Mutual Funds	81,785	0	0	81,785
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,737	0	0	10,737

	$92,522	$0	$0	$92,522

Total Investments	$96,966	$2,124	$0	$99,090

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	82	0	95
Over the counter	0	419	0	419
	$13	$501	$0	$514

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(36)	0	(63)
Over the counter	0	(43)	0	(43)

	$(27)	$(79)	$0	$(106)

Totals	$96,952	$2,546	$0	$99,498

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 7.3%
U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
1.750% due 05/15/2023 (e)	$600	$568

Total U.S. Treasury Obligations (Cost $559)		568

	SHARES
EXCHANGE-TRADED FUNDS 6.7%
Vanguard FTSE Emerging Markets ETF	151,460	6,533
Vanguard REIT ETF	40,410	3,024

Total Exchange-Traded Funds (Cost $8,883)		9,557

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		254

U.S. TREASURY BILLS 0.0%
0.051% due 09/25/2014 - 10/16/2014 (a)(e)	$33	33

Total Short-Term Instruments (Cost $287)		287

Total Investments in Securities (Cost $9,729)		10,412

	SHARES
INVESTMENTS IN AFFILIATES 92.4%
MUTUAL FUNDS (b) 82.2%
PIMCO CommoditiesPLUS® Strategy Fund	945,580	10,950
PIMCO Emerging Markets Bond Fund	647,812	7,346
PIMCO EqS Pathfinder Fund®	232,481	3,029
PIMCO EqS® Emerging Markets Fund	369,355	3,343
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	616,570	6,714
PIMCO Global Advantage® Strategy Bond Fund	280,860	3,255
PIMCO High Yield Fund	573,285	5,601
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,435,514	11,628
PIMCO Long-Term U.S. Government Fund	205,710	2,092
PIMCO Mortgage Opportunities Fund	126,321	1,406
PIMCO Real Return Fund	743,288	8,630
PIMCO RealEstateRealReturn Strategy Fund	1,729,575	8,319
PIMCO Small Cap StocksPLUS® AR Strategy Fund	759,235	7,706
PIMCO StocksPLUS® Fund	2,138,921	22,437
PIMCO Total Return Fund	1,044,919	11,463
PIMCO TRENDS Managed Futures Strategy Fund	369,869	3,984

Total Mutual Funds (Cost $108,985)		117,903

SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short-Term Floating NAV Portfolio	1,293,977	12,947
PIMCO Short-Term Floating NAV Portfolio III	171,628	1,715

Total Short-Term Instruments (Cost $14,664)		14,662

Total Investments in Affiliates (Cost $123,649)		132,565

Total Investments 99.7% (Cost $133,378)		$142,977
Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $1,051)		595
Other Assets and Liabilities, net (0.1%)		(93)

Net Assets 100.0%		$143,479

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$254	Fannie Mae 2.110% due 11/07/2022	$(264)	$254	$254

Total Repurchase Agreements						$(264)	$254	$254

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	369	$98	$42
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	359	77	26

				$175	$68

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	43	$312	$49
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	13	80	32

				$392	$81

Total Purchased Options				$567	$149

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	369	$(56)	$(24)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	359	(35)	(10)

				$(91)	$(34)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	43	$(153)	$(20)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	13	(38)	(12)

				$(191)	$(32)

Total Written Options				$(282)	$(66)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	17	$22	$0	$0
Gold 100 oz. August Futures	Short	08/2014	20	(92)	0	(4)
Nikkei 225 Index September Futures	Long	09/2014	43	18	7	(45)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	19	7	2	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	35	34	10	0

Total Futures Contracts				$(11)	$19	$(49)

(e)	Securities with an aggregate market value of $466 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	299		$278	$0	$(4)
	07/2014		$150	JPY	15,300	2	0
	08/2014	EUR	1,462		$1,997	0	(6)
	09/2014		$217	GBP	129	4	0
CBK	08/2014	AUD	299		$280	0	(1)
JPM	07/2014	BRL	3,093		1,382	0	(18)
	07/2014	JPY	207,536		2,044	0	(5)
	07/2014		$1,404	BRL	3,093	0	(4)
	07/2014		1,887	JPY	192,236	10	0
	08/2014		1,369	BRL	3,093	18	0
	08/2014		2,044	JPY	207,536	5	0
UAG	07/2014	BRL	3,093		$1,404	4	0
	07/2014		$1,374	BRL	3,093	26	0

Total Forward Foreign Currency Contracts						$69	$(38)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,600	$80	$52
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,900	1	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,700	186	125
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,600	118	64
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,800	247	154
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	8,600	138	135

							$770	$530

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD		$1.000	05/22/2015	EUR	460	$23	$0

Total Purchased Options							$793	$530

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR	60.000	08/25/2014		$1,646	$(21)	$(26)

Total Written Options							$(21)	$(26)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$300	$(6)	$13	$7	$0

Total Swap Agreements						$(6)	$13	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$568	$0	$568
Exchange-Traded Funds	9,557	0	0	9,557
Short-Term Instruments
Repurchase Agreements	0	254	0	254
U.S. Treasury Bills	0	33	0	33
	$9,557	$855	$0	$10,412

Investments in Affiliates, at Value
Mutual Funds	117,903	0	0	117,903
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,662	0	0	14,662

	$132,565	$0	$0	$132,565

Total Investments	$142,122	$855	$0	$142,977

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	149	0	168
Over the counter	0	606	0	606
	$19	$755	$0	$774

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(49)	(66)	0	(115)
Over the counter	0	(64)	0	(64)

	$(49)	$(130)	$0	$(179)

Totals	$142,092	$1,480	$0	$143,572

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.1%
EXCHANGE-TRADED FUNDS 8.6%
Vanguard FTSE Emerging Markets ETF	135,680	$5,852
Vanguard REIT ETF	31,750	2,376

Total Exchange-Traded Funds (Cost $7,663)		8,228

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.2%		188

U.S. TREASURY BILLS 0.3%
0.049% due 10/16/2014 - 10/30/2014 (a)(e)	$324	324

Total Short-Term Instruments (Cost $512)		512

Total Investments in Securities (Cost $8,175)		8,740

	SHARES
INVESTMENTS IN AFFILIATES 90.6%
MUTUAL FUNDS (b) 81.4%
PIMCO CommoditiesPLUS® Strategy Fund	650,367	7,531
PIMCO Emerging Markets Bond Fund	416,622	4,724
PIMCO EqS Pathfinder Fund®	174,595	2,275
PIMCO EqS® Emerging Markets Fund	234,677	2,124
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	255,386	2,781
PIMCO Global Advantage® Strategy Bond Fund	77,943	903
PIMCO High Yield Fund	371,319	3,628
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,159,356	9,391
PIMCO Long-Term U.S. Government Fund	181,028	1,841
PIMCO Mortgage Opportunities Fund	82,211	915
PIMCO Real Return Fund	324,506	3,768
PIMCO RealEstateRealReturn Strategy Fund	1,150,650	5,535
PIMCO Small Cap StocksPLUS® AR Strategy Fund	718,447	7,292
PIMCO StocksPLUS® Fund	1,658,219	17,395
PIMCO Total Return Fund	460,793	5,055
PIMCO TRENDS Managed Futures Strategy Fund	263,971	2,843

Total Mutual Funds (Cost $71,455)		78,001

EXCHANGE-TRADED FUNDS 0.3%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	5,005	325

Total Exchange-Traded Funds (Cost $349)		325

SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio	851,980	8,525
PIMCO Short-Term Floating NAV Portfolio III	287	3

Total Short-Term Instruments (Cost $8,528)		8,528

Total Investments in Affiliates (Cost $80,332)		86,854

Total Investments 99.7% (Cost $88,507)		$95,594
Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $696)		387
Other Assets and Liabilities, net (0.1%)		(147)

Net Assets 100.0%		$95,834

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$188	Fannie Mae 2.110% due 11/07/2022	$(193)	$188	$188

Total Repurchase Agreements						$(193)	$188	$188

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	272	$72	$31
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	265	57	19

				$129	$50

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	33	$239	$37
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	9	56	22

				$295	$59

Total Purchased Options				$424	$109

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	272	$(41)	$(17)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	265	(26)	(8)

				$(67)	$(25)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	33	$(118)	$(15)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	9	(26)	(8)

				$(144)	$(23)

Total Written Options				$(211)	$(48)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	8	$9	$0	$0
Gold 100 oz. August Futures	Short	08/2014	16	(75)	0	(3)
Nikkei 225 Index September Futures	Long	09/2014	31	14	6	(32)
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	19	19	5	0

Total Futures Contracts				$(33)	$11	$(35)

(e)	Securities with an aggregate market value of $324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	201		$187	$0	$(3)
	07/2014		$95	JPY	9,700	1	0
	08/2014	EUR	900		$1,229	0	(3)
CBK	08/2014	AUD	201		188	0	(1)
JPM	07/2014	BRL	1,959		875	0	(11)
	07/2014	JPY	157,168		1,548	0	(4)
	07/2014		$889	BRL	1,959	0	(3)
	07/2014		1,448	JPY	147,468	8	0
	08/2014		867	BRL	1,959	11	0
	08/2014		1,548	JPY	157,168	4	0
UAG	07/2014	BRL	1,959		$889	3	0
	07/2014		$870	BRL	1,959	16	0

Total Forward Foreign Currency Contracts						$43	$(25)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$33
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,300	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,100	123	83
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,700	78	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,700	158	98
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	5,700	92	89

							$501	$345

Total Purchased Options							$501	$345

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR 60.000	08/25/2014	$1,112	$(14)	$(18)

Total Written Options					$(14)	$(18)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$200	$(4)	$9	$5	$0

Total Swap Agreements						$(4)	$9	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$8,228	$0	$0	$8,228
Short-Term Instruments
Repurchase Agreements	0	188	0	188
U.S. Treasury Bills	0	324	0	324
	$8,228	$512	$0	$8,740

Investments in Affiliates, at Value
Mutual Funds	$78,001	$0	$0	$78,001
Exchange-Traded Funds	325	0	0	325
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,528	0	0	8,528

	$86,854	$0	$0	$86,854

Total Investments	$95,082	$512	$0	$95,594

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	109	0	120
Over the counter	0	393	0	393
	$11	$502	$0	$513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(48)	0	(83)
Over the counter	0	(43)	0	(43)

	$(35)	$(91)	$0	$(126)

Totals	$95,058	$923	$0	$95,981

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.9%
EXCHANGE-TRADED FUNDS 9.4%
Vanguard FTSE Emerging Markets ETF	187,140	$8,071
Vanguard REIT ETF	46,180	3,456

Total Exchange-Traded Funds (Cost $10,702)		11,527

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.2%		191

U.S. TREASURY BILLS 0.3%
0.050% due 09/25/2014 - 10/30/2014 (a)(e)	$420	420

Total Short-Term Instruments (Cost $611)		611

Total Investments in Securities (Cost $11,313)		12,138

	SHARES
INVESTMENTS IN AFFILIATES 89.8%
MUTUAL FUNDS (b) 79.1%
PIMCO CommoditiesPLUS® Strategy Fund	1,052,618	12,189
PIMCO Emerging Markets Bond Fund	483,619	5,484
PIMCO EqS Pathfinder Fund®	237,803	3,099
PIMCO EqS® Emerging Markets Fund	316,705	2,866
PIMCO High Yield Fund	359,875	3,516
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,432,731	11,605
PIMCO Long-Term U.S. Government Fund	300,617	3,057
PIMCO Mortgage Opportunities Fund	108,095	1,203
PIMCO RealEstateRealReturn Strategy Fund	1,940,994	9,336
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,160,001	11,774
PIMCO StocksPLUS® Fund	2,401,192	25,189
PIMCO Total Return Fund	378,913	4,157
PIMCO TRENDS Managed Futures Strategy Fund	379,245	4,085

Total Mutual Funds (Cost $87,213)		97,560

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	8,095	527

Total Exchange-Traded Funds (Cost $564)		527

SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio	1,274,572	12,753
PIMCO Short-Term Floating NAV Portfolio III	301	3

Total Short-Term Instruments (Cost $12,756)		12,756

Total Investments in Affiliates (Cost $100,533)		110,843

Total Investments 99.7% (Cost $111,846)		$122,981
Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $991)		528
Other Assets and Liabilities, net (0.1%)		(218)

Net Assets 100.0%		$123,291

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$191	Fannie Mae 2.110% due 11/07/2022	$(198)	$191	$191

Total Repurchase Agreements						$(198)	$191	$191

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	412	$109	$47
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	402	87	29

				$196	$76

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	51	$369	$58
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	14	87	34

				$456	$92

Total Purchased Options				$652	$168

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	412	$(62)	$(26)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	402	(39)	(12)

				$(101)	$(38)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	51	$(182)	$(23)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	14	(41)	(13)

				$(223)	$(36)

Total Written Options				$(324)	$(74)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	12	$14	$0	$0
Gold 100 oz. August Futures	Short	08/2014	23	(107)	0	(4)
Nikkei 225 Index September Futures	Long	09/2014	46	20	8	(48)
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	18	18	5	0

Total Futures Contracts				$(55)	$13	$(52)

(e)	Securities with an aggregate market value of $420 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	200		$186	$0	$(3)
	08/2014	EUR	1,469		2,006	0	(6)
	09/2014		$217	GBP	129	4	0
CBK	08/2014	AUD	200		$187	0	(1)
DUB	07/2014		$142	JPY	14,500	1	0
GLM	07/2014		123		12,500	0	0
JPM	07/2014	BRL	3,073		$1,373	0	(18)
	07/2014	JPY	224,063		2,206	0	(5)
	07/2014		$1,395	BRL	3,073	0	(4)
	07/2014		1,935	JPY	197,063	10	0
	08/2014		1,360	BRL	3,073	18	0
	08/2014		2,207	JPY	224,063	6	0
UAG	07/2014	BRL	3,073		$1,395	4	0
	07/2014		$1,365	BRL	3,073	26	0

Total Forward Foreign Currency Contracts						$69	$(37)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,100	$71	$47
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,700	1	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,200	166	111
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,900	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	4,900	103	56
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,000	213	133
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	7,300	118	114

							$672	$461

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC EUR versus USD	$ 1.000	05/22/2015	EUR 310	$15	$0

Total Purchased Options					$687	$461

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR 60.000	08/25/2014	$1,572	$(20)	$(25)

Total Written Options					$(20)	$(25)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$200	$(4)	$9	$5	$0

Total Swap Agreements						$(4)	$9	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$11,527	$0	$0	$11,527
Short-Term Instruments
Repurchase Agreements	0	191	0	191
U.S. Treasury Bills	0	420	0	420
	$11,527	$611	$0	$12,138

Investments in Affiliates, at Value
Mutual Funds	97,560	0	0	97,560
Exchange-Traded Funds	527	0	0	527
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,756	0	0	12,756

	$110,843	$0	$0	$110,843

Total Investments	$122,370	$611	$0	$122,981

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	168	0	181
Over the counter	0	535	0	535
	$13	$703	$0	$716

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(52)	(74)	0	(126)
Over the counter	0	(62)	0	(62)

	$(52)	$(136)	$0	$(188)

Totals	$122,331	$1,178	$0	$123,509

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2045 Fund

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 11.7%
EXCHANGE-TRADED FUNDS 10.7%
Vanguard FTSE Emerging Markets ETF	113,470	$4,894
Vanguard REIT ETF	23,090	1,728

Total Exchange-Traded Funds (Cost $6,153)		6,622

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (c) 0.7%		429

U.S. TREASURY BILLS 0.3%
0.050% due 10/16/2014 - 10/30/2014 (a)(e)	$218	218

Total Short-Term Instruments (Cost $647)		647

Total Investments in Securities (Cost $6,800)		7,269

	SHARES
INVESTMENTS IN SECURITIES 87.8%
MUTUAL FUNDS (b) 76.7%
PIMCO CommoditiesPLUS® Strategy Fund	509,598	5,901
PIMCO Emerging Markets Bond Fund	132,798	1,506
PIMCO EqS Pathfinder Fund®	106,491	1,387
PIMCO EqS® Emerging Markets Fund	201,171	1,821
PIMCO High Yield Fund	58,652	573
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	900,547	7,294
PIMCO Long-Term U.S. Government Fund	148,357	1,509
PIMCO Mortgage Opportunities Fund	53,294	593
PIMCO RealEstateRealReturn Strategy Fund	920,101	4,426
PIMCO Small Cap StocksPLUS® AR Strategy Fund	578,035	5,867
PIMCO StocksPLUS® Fund	1,240,095	13,009
PIMCO Total Return Fund	159,446	1,749
PIMCO TRENDS Managed Futures Strategy Fund	198,457	2,137

Total Mutual Funds (Cost $43,036)		47,772

EXCHANGE-TRADED FUNDS 0.3%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	3,240	211

Total Exchange-Traded Funds (Cost $231)		211

SHORT-TERM INSTRUMENTS 10.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio	671,217	6,716
PIMCO Short-Term Floating NAV Portfolio III	553	6

Total Short-Term Instruments (Cost $6,722)		6,722

Total Investments in Affiliates (Cost $49,989)		54,705

Total Investments 99.5% (Cost $56,789)		$61,974
Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $438)		237
Other Assets and Liabilities, net 0.1%		68

Net Assets 100.0%		$62,279

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$429	Fannie Mae 2.110% due 11/07/2022	$(438)	$429	$429

Total Repurchase Agreements						$(438)	$429	$429

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	202	$54	$23
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	197	42	14

				$96	$37

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	25	$181	$29
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	7	43	17

				$224	$46

Total Purchased Options				$320	$83

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	202	$(31)	$(13)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	197	(19)	(5)

				$(50)	$(18)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	25	$(89)	$(11)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	7	(20)	(7)

				$(109)	$(18)

Total Written Options				$(159)	$(36)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	6	$7	$0	$0
Gold 100 oz. August Futures	Short	08/2014	10	(46)	0	(2)
Nikkei 225 Index September Futures	Long	09/2014	20	8	3	(21)
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	9	9	3	0

Total Futures Contracts				$(22)	$6	$(23)

(e)	Securities with an aggregate market value of $218 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	AUD	99		$92	$0	$(2)
BRC	07/2014		$61	JPY	6,300	1	0
	08/2014	EUR	22		$30	0	0
CBK	08/2014	AUD	99		93	0	0
JPM	07/2014	BRL	1,217		544	0	(7)
	07/2014	JPY	116,255		1,145	0	(3)
	07/2014		$552	BRL	1,217	0	(2)
	07/2014		1,080	JPY	109,955	6	0
	08/2014		539	BRL	1,217	7	0
	08/2014		1,145	JPY	116,255	3	0
UAG	07/2014	BRL	1,217		$552	2	0
	07/2014		$540	BRL	1,217	10	0

Total Forward Foreign Currency Contracts						$29	$(14)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$1,700	$30	$19
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	700	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	1,700	67	45
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	800	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,000	42	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,100	89	56
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	3,700	60	58

Total Purchased Options							$288	$201

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR 60.000	08/25/2014	$713	$(9)	$(11)

Total Written Options					$(9)	$(11)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$6,622	$0	$0	$6,622
Short-Term Instruments
Repurchase Agreements	0	429	0	429
U.S. Treasury Bills	0	218	0	218
	$6,622	$647	$0	$7,269
Investments in Affiliates, at Value
Mutual Funds	$47,772	$0	$0	$47,772
Exchange-Traded Funds	211	0	0	211
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,722	0	0	6,722

	$54,705	$0	$0	$54,705

Total Investments	$61,327	$647	$0	$61,974

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	83	0	89
Over the counter	0	232	0	232
	$6	$315	$0	$321

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(36)	0	(59)
Over the counter	0	(25)	0	(25)

	$(23)	$(61)	$0	$(84)

Totals	$61,310	$901	$0	$62,211

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 12.3%
EXCHANGE-TRADED FUNDS 11.7%
Vanguard FTSE Emerging Markets ETF	169,400	$7,306
Vanguard REIT ETF	41,850	3,132

Total Exchange-Traded Funds (Cost $9,680)		10,438

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.2%		210

U.S. TREASURY BILLS 0.4%
0.050% due 10/16/2014 - 10/30/2014 (a)(e)	$310	310

Total Short-Term Instruments (Cost $520)		520

Total Investments in Securities (Cost $10,200)		10,958

	SHARES
INVESTMENTS IN AFFILIATES 87.5%
MUTUAL FUNDS (b) 76.5%
PIMCO CommoditiesPLUS® Strategy Fund	771,449	8,933
PIMCO Emerging Markets Bond Fund	182,962	2,075
PIMCO EqS Pathfinder Fund®	157,583	2,053
PIMCO EqS® Emerging Markets Fund	254,766	2,306
PIMCO High Yield Fund	79,792	779
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,225,067	9,923
PIMCO Long-Term U.S. Government Fund	215,906	2,196
PIMCO Mortgage Opportunities Fund	73,676	820
PIMCO RealEstateRealReturn Strategy Fund	1,196,205	5,754
PIMCO Small Cap StocksPLUS® AR Strategy Fund	825,293	8,377
PIMCO StocksPLUS® Fund	1,917,601	20,116
PIMCO Total Return Fund	114,179	1,253
PIMCO TRENDS Managed Futures Strategy Fund	312,730	3,368

Total Mutual Funds (Cost $61,147)		67,953

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	4,720	307

Total Exchange-Traded Funds (Cost $330)		307

SHORT-TERM INSTRUMENTS 10.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%
PIMCO Short-Term Floating NAV Portfolio	941,649	9,422
PIMCO Short-Term Floating NAV Portfolio III	613	6

Total Short-Term Instruments (Cost $9,428)		9,428

Total Investments in Affiliates (Cost $70,905)		77,688

Total Investments 99.8% (Cost $81,105)		$88,646
Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $726)		383
Other Assets and Liabilities, net (0.2%)		(161)

Net Assets 100.0%		$88,868

Notes to Schedule of Investments (amounts in Thousands*, Except Number of Contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$210	Fannie Mae 2.110% due 11/07/2022	$(217)	$210	$210

Total Repurchase Agreements						$(217)	$210	$210

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	316	$84	$36
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	308	66	22

				$150	$58

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	39	$282	$44
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	11	68	27

				$350	$71

Total Purchased Options				$500	$129

Written Options:

Options On Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	316	$(48)	$(20)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	308	(30)	(9)

				$(78)	$(29)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	39	$(139)	$(18)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	11	(32)	(10)

				$(171)	$(28)

Total Written Options				$(249)	$(57)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	9	$10	$0	$0
Gold 100 oz. August Futures	Short	08/2014	16	(74)	0	(3)
Nikkei 225 Index September Futures	Long	09/2014	33	14	6	(34)
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	11	11	3	0

Total Futures Contracts				$(39)	$9	$(37)

(e)	Securities with an aggregate market value of $310 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	252		$234	$0	$(3)
	08/2014	EUR	719		982	0	(3)
	09/2014		$217	GBP	129	4	0
CBK	08/2014	AUD	252		$236	0	(1)
FBF	07/2014		$107	JPY	11,000	1	0
JPM	07/2014	BRL	1,794		$801	0	(10)
	07/2014	JPY	179,754		1,770	0	(5)
	07/2014		$815	BRL	1,794	0	(3)
	07/2014		1,657	JPY	168,754	9	0
	08/2014		794	BRL	1,794	10	0
	08/2014		1,770	JPY	179,754	5	0
UAG	07/2014	BRL	1,794		$815	3	0
	07/2014		$797	BRL	1,794	15	0

Total Forward Foreign Currency Contracts						$47	$(25)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$33
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	77
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,500	74	40
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	96
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	5,300	86	83

							$478	$329

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC EUR versus USD	$ 1.000	05/22/2015	EUR 280	$14	$0

Total Purchased Options					$492	$329

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR	60.000	08/25/2014	$ 1,041	$(13)	$(17)

Total Written Options						$(13)	$(17)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$200	$(4)	$9	$5	$0

Total Swap Agreements						$(4)	$9	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$10,438	$0	$0	$10,438
Short-Term Instruments
Repurchase Agreements	0	210	0	210
U.S. Treasury Bills	0	310	0	310
	$10,438	$520	$0	$10,958

Investments in Affiliates, at Value
Mutual Funds	$67,953	$0	$0	$67,953
Exchange-Traded Funds	307	0	0	307
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,428	0	0	9,428

	$77,688	$0	$0	$77,688

Total Investments	$88,126	$520	$0	$88,646

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	129	0	138
Over the counter	0	381	0	381
	$9	$510	$0	$519

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(57)	0	(94)
Over the counter	0	(42)	0	(42)

	$(37)	$(99)	$0	$(136)

Totals	$88,098	$931	$0	$89,029

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 7.1%
U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Notes
1.750% due 05/15/2023 (b)(d)	$3,500	$3,314

Total U.S. Treasury Obligations (Cost $3,245)		3,314

	SHARES
EXCHANGE-TRADED FUNDS 2.1%
Vanguard FTSE Emerging Markets ETF	16,900	729
Vanguard REIT ETF	8,660	648

Total Exchange-Traded Funds (Cost $1,298)		1,377

Total Investments in Securities (Cost $4,543)		4,691

INVESTMENTS IN AFFILIATES 96.0%
MUTUAL FUNDS (a) 90.9%
PIMCO CommoditiesPLUS® Strategy Fund	174,626	2,022
PIMCO Emerging Markets Bond Fund	446,527	5,064
PIMCO EqS Pathfinder Fund®	72,845	949
PIMCO EqS® Emerging Markets Fund	28,456	257
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	369,868	4,028
PIMCO Global Advantage® Strategy Bond Fund	223,997	2,596
PIMCO High Yield Fund	468,317	4,575
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	298,970	2,422
PIMCO Mortgage Opportunities Fund	59,275	660
PIMCO Real Return Fund	1,006,701	11,688
PIMCO RealEstateRealReturn Strategy Fund	217,352	1,045
PIMCO Short-Term Fund	130,263	1,288
PIMCO Small Cap StocksPLUS® AR Strategy Fund	160,658	1,631
PIMCO StocksPLUS® Fund	599,291	6,287
PIMCO Total Return Fund	1,293,949	14,195
PIMCO TRENDS Managed Futures Strategy Fund	94,446	1,017

Total Mutual Funds (Cost $57,400)		59,724

SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio	332,708	3,329
PIMCO Short-Term Floating NAV Portfolio III	120	1

Total Short-Term Instruments (Cost $3,331)		3,330

Total Investments in Affiliates (Cost $60,731)		63,054

Total Investments 103.1% (Cost $65,274)		$67,745
Financial Derivative Instruments (c)(e) 0.5% (Cost or Premiums, net $542)		333
Other Assets and Liabilities, net (3.6%)		(2,386)

Net Assets 100.0%		$65,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
GRE	0.180%	06/19/2014	07/01/2014	$(659)	$(659)

Total Reverse Repurchase Agreements					$(659)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.220%	06/25/2014	07/02/2014	$(660)	$(660)
FOB	0.150%	07/01/2014	07/08/2014	(665)	(665)
	0.250%	06/27/2014	07/09/2014	(664)	(664)

Total Sale-Buyback Transactions					$(1,989)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,672 at a weighted average interest rate of 0.112%.

(b)	Securities with an aggregate market value of $2,651 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	105	$28	$12
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	102	22	7

				$50	$19

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	11	$79	$12
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	4	25	10
				$104	$22

Total Purchased Options				$154	$41

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	105	$(16)	$(7)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	102	(10)	(3)

				$(26)	$(10)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	11	$(39)	$(5)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	4	(12)	(3)

				$(51)	$(8)

Total Written Options				$(77)	$(18)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	4	$5	$0	$0
Gold 100 oz. August Futures	Short	08/2014	4	(18)	0	(1)
Nikkei 225 Index September Futures	Long	09/2014	12	5	2	(12)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	12	4	1	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	10	10	3	0

Total Futures Contracts				$6	$6	$(13)

(d)	Securities with an aggregate market value of $154 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	07/2014	AUD	200		$186	$0	$(3)
	08/2014	EUR	945		1,291	0	(4)
	09/2014		$217	GBP	129	4	0
CBK	08/2014	AUD	200		$187	0	(1)
FBF	07/2014		$66	JPY	6,800	1	0
JPM	07/2014	BRL	1,897		$848	0	(11)
	07/2014	JPY	52,590		518	0	(1)
	07/2014		$861	BRL	1,897	0	(3)
	07/2014		450	JPY	45,790	3	0
	08/2014		840	BRL	1,897	11	0
	08/2014		518	JPY	52,590	1	0
UAG	07/2014	BRL	1,897		$861	3	0
	07/2014		$843	BRL	1,897	16	0

Total Forward Foreign Currency Contracts						$39	$(23)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$32
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	77
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,600	76	41
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	96
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	4,000	65	62

							$458	$308

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR 410	$20	$0

Total Purchased Options					$478	$308

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	INR 60.000	08/25/2014	$749	$(9)	$(12)

Total Written Options					$(9)	$(12)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	$200	$(4)	$9	$5	$0

Total Swap Agreements						$(4)	$9	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,314	$0	$3,314
Exchange-Traded Funds	1,377	0	0	1,377
	$1,377	$3,314	$0	$4,691

Investments in Affiliates, at Value
Mutual Funds	59,724	0	0	59,724
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,330	0	0	3,330

	$63,054	$0	$0	$63,054

Total Investments	$64,431	$3,314	$0	$67,745

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	41	0	47
Over the counter	0	352	0	352
	$6	$393	$0	$399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(18)	0	(31)
Over the counter	0	(35)	0	(35)

	$(13)	$(53)	$0	$(66)

Totals	$64,424	$3,654	$0	$68,078

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0%
BANK LOAN OBLIGATIONS 86.6%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$12,303	$12,287
Acosta, Inc.
4.250% due 03/02/2018		2,569	2,583
Activision Blizzard, Inc.
3.250% due 10/12/2020		6,416	6,441
ADS Waste Holdings, Inc.
3.750% due 10/09/2019		249	248
Advantage Sales & Marketing, Inc.
4.250% due 12/18/2017		2,076	2,081
8.250% due 06/17/2018		750	752
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		15,220	15,315
Albertson’s LLC
4.750% due 03/21/2019		11,119	11,191
Alliance Boots Holdings Ltd.
3.561% due 07/10/2017	EUR	2,000	2,747
Allison Transmission, Inc.
3.750% due 08/23/2019		$13,386	13,439
Allnex USA, Inc.
4.500% due 10/03/2019		2,578	2,591
8.250% due 04/03/2020		818	842
AMC Entertainment, Inc.
3.500% due 04/30/2020		5,720	5,728
American Renal Holdings, Inc.
4.500% due 09/22/2019		11,823	11,845
AmWins Group LLC
5.000% due 09/06/2019		8,068	8,105
Ancestry.com, Inc.
4.000% due 05/15/2018		5,267	5,277
4.500% due 12/28/2018		5,286	5,300
Apex Tool Group, LLC
4.500% due 02/01/2020		11,528	11,417
Applied Systems, Inc.
4.250% due 01/25/2021		2,736	2,749
7.500% due 01/22/2022		1,250	1,278
ARAMARK Corp.
0.084% - 3.650% due 07/26/2016		93	92
3.250% due 09/07/2019		4,164	4,150
Arch Coal, Inc.
6.250% due 05/16/2018		9,986	9,821
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		8,200	8,209
4.250% due 12/17/2019		3,980	3,992
Ardent Medical Services, Inc.
6.750% due 07/02/2018		9,127	9,187
ARG IH Corp.
5.000% due 11/15/2020		2,985	3,007
Asurion LLC
5.000% due 05/24/2019		9,615	9,685
8.500% due 03/03/2021		3,900	4,054
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020		3,470	3,476
Atlantic Broadband Finance LLC
3.250% due 11/30/2019		4,494	4,485
Atrium Innovations, Inc.
4.250% due 02/13/2021		2,594	2,576
7.750% due 08/13/2021		1,825	1,828
August LuxUK Holding Co. SARL
5.000% due 04/27/2018		1,134	1,148
Autobahn Tank & Rast GmbH
3.853% due 12/10/2019	EUR	1,400	1,924
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		$18,333	18,418
Avaya, Inc.
4.727% due 10/26/2017		1,239	1,216
6.500% due 03/30/2018		6,855	6,873
AVSC Holdings Corp.
4.500% due 01/24/2021		4,713	4,732
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		15,518	15,556
Axalta Coating Systems US Holdings, Inc.
4.000% due 02/01/2020		20,731	20,768
Belmond Interfin Ltd.
4.000% due 03/21/2021		1,942	1,950

Berlin Packaging LLC
4.750% due 04/02/2019	3,911	3,942
Berry Plastics Holding Corp.
3.500% due 02/08/2020	5,465	5,427
3.750% due 01/06/2021	3,840	3,832
Big Heart Pet Brands
3.500% due 03/08/2020	9,875	9,826
Biomet, Inc.
3.650% - 3.733% due 07/25/2017	19,898	19,952
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	9,453	9,480
8.500% due 03/26/2020	3,980	4,090
BMC Software Finance, Inc.
5.000% due 09/10/2020	19,313	19,293
Boyd Gaming Corp.
4.000% due 08/14/2020	7,742	7,769
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	12,238	12,314
Brickman Group Ltd. LLC
4.000% due 12/18/2020	5,721	5,674
7.500% due 12/18/2021	3,550	3,618
Caesars Entertainment Operating Co.
TBD% due 03/01/2017	2,280	2,254
9.500% due 10/31/2016	484	486
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	8,126	7,996
Calpine Corp.
4.000% due 04/01/2018	4,075	4,095
4.000% due 10/09/2019	3,043	3,056
4.000% due 10/30/2020	3,234	3,248
Capsugel Holdings U.S., Inc.
3.500% due 08/01/2018	3,357	3,358
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021	4,998	5,034
6.500% due 12/29/2017	2,000	2,023
CBS Outdoor Americas Capital LLC
3.000% due 01/31/2021	6,000	5,989
CCM Merger, Inc.
5.000% due 03/01/2017	3,022	3,029
CCO Holdings LLC
2.650% due 09/06/2014	2,500	2,499
Cengage Learning Acquisitions, Inc.
7.000% due 03/31/2020	6,584	6,677
Cequel Communications LLC
3.500% due 02/14/2019	1,661	1,664
Ceridian Corp.
4.400% due 05/09/2017	1,162	1,166
Charter Communications Operating LLC
3.000% due 07/01/2020	9,537	9,411
Chrysler Group LLC
3.250% due 12/31/2018	11,197	11,183
3.500% due 05/24/2017	2,935	2,950
CityCenter Holdings LLC
5.000% due 10/16/2020	9,974	10,065
Clear Channel Communications, Inc.
3.800% due 01/29/2016	21,600	21,472
6.900% due 01/30/2019	5,050	5,038
CNO Financial Group, Inc.
3.000% due 09/28/2016	1,422	1,425
3.750% due 09/28/2018	7,818	7,833
Commercial Barge Line Co.
7.500% due 09/20/2019	1,935	1,950
CommScope, Inc.
3.250% due 01/26/2018	11,294	11,337
Community Health Systems, Inc.
2.943% due 01/22/2019	4,278	4,269
4.250% due 01/27/2021	18,980	19,121
Consolidated Container Company LLC
5.000% due 07/03/2019	6,855	6,887
Convatec, Inc.
4.000% due 12/22/2016	5,910	5,957
Covis Pharma Holdings SARL
6.000% due 04/24/2019	6,126	6,133
CPG International, Inc.
4.750% due 09/30/2020	6,699	6,719
Crosby U.S. Acquisition Corp.
4.000% - 4.250% due 11/18/2020	4,129	4,127
7.000% due 11/22/2021	7,250	7,304
Crown Castle International Corp.
3.000% due 01/31/2019	10,127	10,155
CSC Holdings, Inc.
2.650% due 04/17/2020	6,593	6,531
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020	9,994	10,043
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019	9,554	9,522

Custom Sensors & Technologies, Inc.
TBD% due 05/30/2021	3,000	3,023
Darling International, Inc.
3.250% due 01/06/2021	8,379	8,389
David’s Bridal, Inc.
5.000% due 10/11/2019	8,087	7,847
DaVita Healthcare Partners, Inc.
TBD% due 06/24/2021	18,750	18,862
Dealertrack Technologies, Inc.
3.500% due 02/24/2021	4,818	4,819
Dell, Inc.
3.750% due 10/29/2018	12,161	12,176
4.500% due 04/29/2020	9,565	9,623
Delos Finance SARL
3.500% due 03/06/2021	18,750	18,762
Delta 2 (LUX) SARL
4.500% due 04/30/2019	5,963	6,003
Diamond Resorts Corp.
5.500% due 04/23/2021	4,700	4,729
DJO Finance LLC
4.250% due 09/15/2017	3,881	3,902
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018	5,930	5,943
Doosan Infracore International, Inc.
TBD% due 05/28/2021	10,600	10,657
Dunkin’ Brands, Inc.
3.250% due 02/07/2021	5,679	5,637
Dynegy Holdings, Inc.
4.000% due 04/23/2020	5,777	5,803
Eagle Spinco, Inc.
3.500% due 01/28/2017	3,661	3,670
Endo Luxembourg Finance Co. SARL
3.250% due 03/01/2021	6,085	6,070
Energy Future Holdings Corp.
4.250% due 06/19/2016	21,800	21,972
Envision Healthcare Corp.
4.000% due 05/25/2018	8,148	8,172
EP Energy LLC
3.500% due 05/24/2018	4,967	4,966
4.500% due 04/30/2019	2,500	2,520
ESH Hospitality, Inc.
TBD% due 06/24/2019	5,450	5,508
First Data Corp.
3.654% due 03/24/2017	12,115	12,125
4.154% due 03/24/2018	5,480	5,498
4.154% due 09/24/2018	9,900	9,935
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	15,645	15,678
Freescale Semiconductor, Inc.
4.250% due 03/01/2020	12,427	12,455
5.000% due 01/15/2021	248	250
Gardner Denver, Inc.
4.250% due 07/30/2020	21,381	21,398
Gates Corp.
TBD% due 04/25/2015	1,990	1,973
Gates Global, Inc.
TBD% due 07/05/2021	14,575	14,547
Gates Investments, Inc.
3.750% - 5.000% due 09/29/2016	11,898	11,925
Generac Power Systems, Inc.
3.250% due 05/31/2020	7,362	7,326
General Nutrition Centers, Inc.
3.250% due 03/04/2019	3,815	3,793
Genesys Telecom Holdings U.S., Inc.
3.500% - 4.500% due 11/13/2020	796	799
4.000% due 02/08/2020	6,142	6,127
Getty Images, Inc.
4.750% due 10/18/2019	15,049	14,559
GFA Brands, Inc.
5.000% due 07/09/2020	7,448	7,495
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	3,750	3,778
Gray Television, Inc.
TBD% due 06/10/2021	2,850	2,868
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021	13,435	13,436
H.J. Heinz Co.
3.500% due 06/05/2020	33,149	33,433
HCA, Inc.
2.650% due 02/02/2016	1,489	1,492
2.984% due 05/01/2018	21,788	21,843
HD Supply, Inc.
4.000% due 06/28/2018	13,349	13,370
Healogics, Inc.
TBD% due 07/01/2021	900	891

Hearthside Group Holdings LLC
TBD% due 06/02/2021	3,000	3,025
Hertz Corp.
3.750% due 03/11/2018	6,800	6,807
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	20,834	20,822
Hologic, Inc.
3.250% due 08/01/2019	4,016	4,018
Hub International Ltd.
4.250% due 10/02/2020	10,223	10,260
Huntsman International LLC
TBD% due 10/15/2020	4,600	4,603
Husky International Ltd.
TBD% due 06/30/2021	1,000	1,006
TBD% due 06/30/2022	700	705
Iasis Healthcare LLC
4.500% due 05/03/2018	5,286	5,313
Ikaria, Inc.
5.000% due 02/12/2021	4,275	4,310
8.750% due 02/12/2022	1,000	1,019
IMS Health, Inc.
3.500% due 03/17/2021	5,284	5,260
INA Beteiligungsgesellschaft mbH
3.750% due 05/15/2020	7,250	7,291
Ineos U.S. Finance LLC
3.750% due 05/04/2018	3,077	3,073
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	20,294	20,354
Interactive Data Corp.
TBD% due 05/02/2021	7,450	7,523
Interline Brands, Inc.
4.000% due 03/17/2021	2,494	2,489
Internet Brands, Inc.
TBD% due 06/25/2021	1,625	1,624
Ion Media Networks, Inc.
5.000% due 12/18/2020	8,458	8,495
J Crew Group, Inc.
4.000% due 03/05/2021	11,138	11,008
Jazz Pharmaceuticals, Inc.
3.250% due 06/12/2018	2,662	2,666
JFB Firth Rixson, Inc.
4.250% due 06/30/2017	4,429	4,438
JMC Steel Group, Inc.
4.750% due 04/01/2017	1,598	1,611
KAR Auction Services, Inc.
3.500% due 03/11/2021	2,498	2,496
Kate Spade & Co.
4.000% due 04/09/2021	2,865	2,870
Kronos Worldwide, Inc.
4.750% due 02/18/2020	3,890	3,928
Kronos, Inc.
4.500% due 10/30/2019	12,659	12,778
9.750% due 04/30/2020	3,014	3,125
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	14,188	14,235
Las Vegas Sands LLC
3.250% due 12/18/2020	12,288	12,295
Leslie’s Poolmart, Inc.
4.250% due 10/16/2019	6,037	6,048
Level 3 Financing, Inc.
4.000% due 01/15/2020	7,375	7,399
LIN Television Corp.
4.000% due 12/21/2018	3,076	3,086
Live Nation Entertainment, Inc.
3.500% due 08/17/2020	9,982	9,996
LTS Buyer LLC
4.000% due 04/11/2020	10,391	10,391
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021	13,117	13,130
Manitowoc Co., Inc.
3.250% due 01/03/2021	2,944	2,949
Mauser Jagdwaffen GmbH
TBD% due 06/04/2021	2,020	2,010
Maxim Crane Works LP
10.250% due 11/26/2018	8,200	8,415
MCC Georgia LLC
TBD% due 06/30/2021	2,115	2,122
McJunkin Red Man Corp.
5.000% due 11/09/2019	4,963	5,002
Mediacom Illinois LLC
3.130% due 10/23/2017	6	6
MGM Resorts International
3.500% due 12/20/2019	13,056	13,035
Michaels Stores, Inc.
TBD% due 01/28/2020	15,514	15,518

Millennium Laboratories, Inc.
5.250% due 04/16/2021	9,800	9,902
Minerals Technologies, Inc.
4.000% due 05/09/2021	4,740	4,776
MPH Acquisition Holdings LLC
4.000% due 03/31/2021	8,027	8,015
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	6,815	6,837
National Financial Partners Corp.
5.250% due 06/24/2020	15,099	15,205
Neiman Marcus Group, Inc.
4.250% due 10/26/2020	11,746	11,739
New Albertsons, Inc.
TBD% due 06/25/2021	4,550	4,571
NGPL PipeCo LLC
6.750% due 09/15/2017	16,229	16,183
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	1,034	998
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	2,139	2,161
Novelis, Inc.
3.750% due 03/10/2017	5,720	5,735
NRG Energy, Inc.
2.750% due 07/02/2018	12,439	12,427
Numericable U.S. LLC
4.500% due 05/21/2020	16,875	16,995
NXP BV
3.250% due 01/11/2020	5,328	5,309
Ortho-Clinical Diagnostics, Inc.
TBD% due 06/30/2021	20,250	20,413
OSI Restaurant Partners LLC
3.500% due 10/26/2019	2,787	2,792
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019	3,322	3,327
Party City Holdings, Inc.
4.000% due 07/27/2019	3,861	3,844
Penn National Gaming, Inc.
3.250% due 10/30/2020	4,726	4,723
Performance Food Group Co.
6.250% due 11/14/2019	3,166	3,203
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	5,872	5,896
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	4,443	4,460
PharMEDium Healthcare Corp.
4.250% due 01/28/2021	2,042	2,048
Pharmedium Healthcare Corp.
7.750% due 01/28/2022	1,775	1,799
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	9,590	9,670
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	5,494	5,510
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	14,725	14,675
Playa Resorts Holding BV
4.000% due 08/09/2019	4,714	4,726
Ply Gem Industries, Inc.
4.000% due 02/01/2021	3,990	3,971
Polarpak, Inc.
4.500% due 05/30/2020	4,685	4,699
Post Holdings, Inc.
3.750% due 06/02/2021	1,765	1,781
PQ Corp.
4.000% due 08/07/2017	3,548	3,561
PRA Holdings, Inc.
4.500% due 09/23/2020	14,200	14,233
Progressive Waste Solutions Ltd.
3.000% due 10/24/2019	5,853	5,867
Quebecor Media, Inc.
3.250% due 08/17/2020	8,709	8,638
Quintiles Transnational Corp.
3.750% due 06/08/2018	10,334	10,350
Realogy Corp.
0.035% - 4.400% due 10/10/2016	299	299
3.750% due 03/05/2020	7,431	7,455
Regent Seven Seas Cruises, Inc.
3.750% due 12/21/2018	4,731	4,733
Rexnord LLC
4.000% due 08/21/2020	7,368	7,372
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	14,477	14,514
RHP Hotel Properties LP
TBD% due 01/15/2021	3,200	3,219
Roofing Supply Group LLC
5.000% due 05/31/2019	10,554	10,579

RPI Finance Trust
3.250% due 05/09/2018	12,773	12,806
3.250% due 11/09/2018	6,477	6,495
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020	5,933	5,940
Sabine Oil & Gas LLC
8.750% due 12/31/2018	17,000	17,282
Sage Products Holdings LLC
4.250% due 12/13/2019	5,513	5,524
9.250% due 06/13/2020	2,975	3,046
Salem Communications Corp.
4.500% due 03/16/2020	3,339	3,336
Salix Pharmaceuticals Ltd.
4.250% due 01/02/2020	5,923	5,978
SAM Finance Lux SARL
4.250% due 12/17/2020	6,079	6,107
SBA Senior Finance LLC
3.250% due 03/24/2021	11,237	11,196
Schrader International, Inc.
5.000% due 04/27/2018	872	883
Scientific Games International, Inc.
4.250% due 10/18/2020	8,458	8,385
Seadrill Partners Finco LLC
4.000% due 02/21/2021	16,286	16,201
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020	3,528	3,483
Sensata Technologies Finance Company LLC
3.250% due 05/12/2019	5,409	5,439
Sequa Corp.
5.250% due 06/19/2017	10,658	10,578
Serta Simmons Holdings LLC
4.250% due 10/01/2019	9,427	9,463
ServiceMaster Co.
TBD% due 07/01/2021	4,200	4,200
5.500% due 01/31/2017	16,471	16,502
Seventy Seven Operating LLC
TBD% due 06/25/2021	1,950	1,962
Shield Finance Co. SARL
5.000% due 01/27/2021	4,065	4,089
Ship Midco Ltd.
4.750% due 11/29/2019	4,000	4,030
Ship US Bidco, Inc.
4.500% due 11/30/2019	2,488	2,500
Signode Industrial Group U.S., Inc.
4.000% due 05/01/2021	12,525	12,499
Smart & Final Stores LLC
4.750% due 11/15/2019	7,610	7,638
Spectrum Brands, Inc.
3.000% - 4.500% due 09/04/2017	5,898	5,914
3.500% due 09/04/2019	5,928	5,941
Spirit Aerosystems, Inc.
3.250% due 09/15/2020	7,032	7,022
Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020	1,819	1,826
Station Casinos LLC
4.250% due 03/02/2020	14,333	14,400
Sun Products Corp.
5.500% due 03/23/2020	12,161	11,963
SunGard Data Systems, Inc.
4.000% due 03/08/2020	8,658	8,700
SuperValu, Inc.
4.500% due 03/21/2019	1,748	1,749
Syniverse Holdings, Inc.
4.000% due 04/23/2019	18,452	18,477
Tallgrass Operations LLC
4.250% due 11/13/2018	6,292	6,335
Taminco Global Chemical Corp.
3.250% due 02/15/2019	6,362	6,337
Telesat Canada
3.500% due 03/28/2019	2,171	2,171
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	6,899	6,886
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016	9,566	9,623
Transdigm, Inc.
3.500% due 02/14/2017	14,207	14,260
3.750% due 06/04/2021	350	349
Transunion LLC
4.000% due 04/09/2021	8,678	8,693
Tribune Co.
4.000% due 12/27/2020	14,751	14,788
Truven Health Analytics, Inc.
4.500% due 06/06/2019	5,573	5,528
TWCC Holding Corp.
3.500% due 02/13/2017	8,950	8,880

U.S. Renal Care, Inc.
4.250% due 07/03/2019		8,858	8,900
8.500% due 07/03/2020		1,150	1,168
United Surgical Partners International, Inc.
4.250% due 04/19/2017		5,107	5,111
4.750% due 04/03/2019		6,384	6,421
Univision Communications, Inc.
4.000% due 03/01/2020		24,306	24,317
UPC Financing Partnership
3.250% due 06/30/2021		11,400	11,337
4.003% due 03/31/2021	EUR	1,000	1,379
US Airways Group, Inc.
3.000% due 11/23/2016		$6,691	6,710
US Ecology, Inc.
TBD% due 06/17/2021		3,250	3,273
US Foods, Inc.
4.500% due 03/29/2019		4,020	4,030
USI, Inc.
4.250% due 12/27/2019		4,101	4,112
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		12,671	12,677
3.750% due 12/11/2019		3,227	3,229
3.750% due 08/05/2020		18,873	18,880
Vantiv, Inc.
TBD% due 05/12/2021		9,450	9,490
Vertafore, Inc.
4.250% due 10/03/2019		2,114	2,120
Virgin Media Bristol LLC
3.500% due 06/07/2020		14,250	14,214
VWR Funding, Inc.
3.400% due 04/03/2017		2,574	2,577
Walter Energy, Inc.
7.250% due 04/02/2018		637	618
Walter Investment Management Corp.
4.750% due 12/19/2020		10,997	10,893
WaveDivision Holdings LLC
4.000% due 10/15/2019		4,363	4,375
Weight Watchers International, Inc.
4.000% due 04/02/2020		9,376	7,442
West Corp.
3.250% due 06/30/2018		7,759	7,727
Wilsonart LLC
4.000% due 10/31/2019		16,191	16,142
Windstream Corp.
3.500% due 08/08/2019		2,736	2,735
3.500% due 01/23/2020		8,556	8,547
WMG Acquisition Corp.
3.750% due 07/01/2020		14,585	14,380
WNA Holdings, Inc.
4.500% due 06/07/2020		2,436	2,443
WR Grace & Co.
1.000% due 02/03/2021		1,013	1,012
3.000% due 02/03/2021		2,830	2,828
WTG Holdings Corp.
4.750% due 01/15/2021		4,428	4,444
Ziggo BV
TBD% due 01/15/2022		18,900	18,692
Zuffa LLC
3.750% due 02/25/2020		3,234	3,256

Total Bank Loan Obligations (Cost $2,191,350)			2,201,280

CORPORATE BONDS & NOTES 8.3%
BANKING & FINANCE 0.9%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,600	1,614
4.500% due 05/15/2021		1,800	1,834
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/2023		2,000	2,186
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	1,015
CIT Group, Inc.
6.625% due 04/01/2018		650	733
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,631
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,019
General Motors Financial Co., Inc.
3.250% due 05/15/2018		450	457
Genesis Energy LP
5.625% due 06/15/2024		800	819
International Lease Finance Corp.
5.750% due 05/15/2016		625	671

Jefferies Finance LLC
7.375% due 04/01/2020		800	844
SLM Corp.
4.875% due 06/17/2019		2,525	2,609
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,842
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		750	791
6.000% due 04/15/2021	GBP	3,000	5,429

			23,494

INDUSTRIALS 6.9%
Activision Blizzard, Inc.
6.125% due 09/15/2023		$750	827
ADT Corp.
4.125% due 06/15/2023		4,400	4,070
6.250% due 10/15/2021		4,400	4,675
Aguila S.A.
7.875% due 01/31/2018		2,000	2,111
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,675
Altice S.A.
7.750% due 05/15/2022		550	589
Anixter, Inc.
5.625% due 05/01/2019		125	135
Antero Resources Finance Corp.
5.375% due 11/01/2021		250	260
Arch Coal, Inc.
9.875% due 06/15/2019		500	429
Ardagh Packaging Finance PLC
3.211% due 12/15/2019 (a)		2,000	2,005
6.000% due 06/30/2021 (a)		2,000	2,007
Avis Budget Car Rental LLC
2.977% due 12/01/2017		2,500	2,562
4.875% due 11/15/2017		1,500	1,567
BIBBY Offshore Services PLC
7.500% due 06/15/2021	GBP	200	351
Biomet, Inc.
6.500% due 08/01/2020		$750	812
6.500% due 10/01/2020		500	536
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		475	466
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		550	568
Carlson Wagonlit BV
6.875% due 06/15/2019		400	432
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		250	255
CCO Holdings LLC
5.125% due 02/15/2023		1,250	1,261
5.250% due 09/30/2022		2,500	2,550
Chesapeake Energy Corp.
3.479% due 04/15/2019		1,192	1,206
5.750% due 03/15/2023		3,500	3,907
Chrysler Group LLC
8.000% due 06/15/2019		2,250	2,455
8.250% due 06/15/2021		2,300	2,610
Churchill Downs, Inc.
5.375% due 12/15/2021		775	796
Cimarex Energy Co.
4.375% due 06/01/2024		185	189
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,160
CNH Capital LLC
3.625% due 04/15/2018		500	513
Community Health Systems, Inc.
5.125% due 08/15/2018		500	526
5.125% due 08/01/2021		750	773
6.875% due 02/01/2022		1,200	1,278
CONSOL Energy, Inc.
5.875% due 04/15/2022		617	648
Constellation Brands, Inc.
4.250% due 05/01/2023		1,250	1,255
6.000% due 05/01/2022		500	564
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		750	769
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,626
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	959
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	2,095
CSC Holdings LLC
6.750% due 11/15/2021		350	386

DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,087
DJO Finance LLC
9.875% due 04/15/2018		200	217
Dometic Group AB(9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (b)	EUR	1,750	2,386
Endo Finance LLC
5.750% due 01/15/2022		$2,025	2,071
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		2,100	2,103
Envision Healthcare Corp.
5.125% due 07/01/2022		790	799
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	1,033
Forest Laboratories, Inc.
4.375% due 02/01/2019		1,775	1,919
4.875% due 02/15/2021		700	765
Getty Images, Inc.
7.000% due 10/15/2020		250	230
GLP Capital LP
4.375% due 11/01/2018		500	518
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	150
HCA, Inc.
6.500% due 02/15/2020		$750	846
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,646
11.000% due 04/15/2020		500	592
Hertz Corp.
4.250% due 04/01/2018		550	567
Hiland Partners LP
7.250% due 10/01/2020		500	548
HJ Heinz Co.
4.250% due 10/15/2020		3,000	3,022
Host Hotels & Resorts LP
4.750% due 03/01/2023		100	107
Huntsman International LLC
4.875% due 11/15/2020		750	780
IMS Health, Inc.
6.000% due 11/01/2020		300	316
Ineos Finance PLC
7.500% due 05/01/2020		500	546
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	2,338
Infor U.S., Inc.
9.375% due 04/01/2019		$125	140
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		375	399
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		675	714
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		1,500	1,552
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	1,051
Lamar Media Corp.
5.000% due 05/01/2023		$1,000	1,011
5.375% due 01/15/2024		500	520
5.875% due 02/01/2022		200	215
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	269
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	561
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,077
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	935
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,258
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		250	250
McClatchy Co.
9.000% due 12/15/2022		500	573
MGM Resorts International
6.750% due 10/01/2020		3,500	3,916
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		400	420
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	793
Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,500	1,609
NCR Corp.
5.000% due 07/15/2022		350	356
Numericable Group S.A.
4.875% due 05/15/2019		600	617
6.000% due 05/15/2022		1,200	1,249
6.250% due 05/15/2024		350	366

Ontex S.A.
7.500% due 04/15/2018	EUR	100	143
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		$200	218
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		700	719
Pfleiderer GmbH
7.875% due 08/01/2019 (a)	EUR	700	953
PHH Corp.
6.375% due 08/15/2021		$1,000	1,062
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,625	1,775
Ply Gem Industries, Inc.
6.500% due 02/01/2022		900	872
Post Holdings, Inc.
6.000% due 12/15/2022		300	308
6.750% due 12/01/2021		625	665
7.375% due 02/15/2022		125	136
Regency Energy Partners LP
4.500% due 11/01/2023		500	498
5.500% due 04/15/2023		600	630
5.875% due 03/01/2022		675	735
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,590
7.875% due 08/15/2019		725	793
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,606
Ryland Group, Inc.
5.375% due 10/01/2022		200	200
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	1,062
5.750% due 05/15/2024		1,600	1,670
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		625	672
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,070
Sanmina Corp.
4.375% due 06/01/2019		1,140	1,141
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	850	1,207
4.750% due 05/15/2021		$1,500	1,552
7.750% due 02/15/2017		2,000	2,265
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		2,000	2,117
Sealed Air Corp.
6.500% due 12/01/2020		400	452
Service Corp. International
4.500% due 11/15/2020		1,500	1,485
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		400	406
Sinclair Television Group, Inc.
6.375% due 11/01/2021		850	908
Smithfield Foods, Inc.
6.625% due 08/15/2022		150	165
Softbank Corp.
4.500% due 04/15/2020		3,000	3,060
Spectrum Brands, Inc.
6.375% due 11/15/2020		200	217
6.625% due 11/15/2022		200	218
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,589
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	109
6.375% due 08/15/2022		100	109
Sun Products Corp.
7.750% due 03/15/2021		500	438
SunGard Data Systems, Inc.
6.625% due 11/01/2019		500	529
T-Mobile USA, Inc.
6.250% due 04/01/2021		3,250	3,465
6.542% due 04/28/2020		1,950	2,113
Telesat Canada
6.000% due 05/15/2017		2,000	2,065
Tenet Healthcare Corp.
6.000% due 10/01/2020		1,750	1,903
Tesoro Logistics LP
5.875% due 10/01/2020		250	265
Townsquare Radio LLC
9.000% due 04/01/2019		500	556
TransDigm, Inc.
6.000% due 07/15/2022		1,325	1,363
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		400	420
Truven Health Analytics, Inc.
10.625% due 06/01/2020		1,000	1,102

United Rentals North America, Inc.
7.625% due 04/15/2022	2,310	2,605
Univision Communications, Inc.
6.750% due 09/15/2022	5,426	6,030
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021	925	953
Videotron Ltd.
5.000% due 07/15/2022	2,000	2,065
VWR Funding, Inc.
7.250% due 09/15/2017	2,000	2,122
Walter Energy, Inc.
8.500% due 04/15/2021	850	482
Western Refining, Inc.
6.250% due 04/01/2021	1,000	1,050
Whiting Petroleum Corp.
5.000% due 03/15/2019	850	899
5.750% due 03/15/2021	1,850	2,030
Wise Metals Group LLC
8.750% due 12/15/2018	1,075	1,172
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,500	1,459
Wynn Macau Ltd.
5.250% due 10/15/2021	2,500	2,575

		175,333

UTILITIES 0.5%
AES Corp.
3.229% due 06/01/2019	1,440	1,454
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017	1,000	1,038
Athlon Holdings LP
6.000% due 05/01/2022	280	291
7.375% due 04/15/2021	800	876
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	264
NRG Energy, Inc.
6.250% due 07/15/2022	2,375	2,535
Penn Virginia Corp.
8.500% due 05/01/2020	300	337
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	2,050
Sprint Corp.
7.125% due 06/15/2024	1,650	1,753
7.875% due 09/15/2023	500	558
tw telecom Holdings, Inc.
5.375% due 10/01/2022	250	274

		11,430

Total Corporate Bonds & Notes (Cost $200,265)		210,257

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.053% due 08/14/2014 - 12/11/2014 (c)(e)	3,115	3,115

Total Short-Term Instruments (Cost $3,115)		3,115

Total Investments in Securities (Cost $2,394,730)		2,414,652

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio	15,523,030	155,323
PIMCO Short-Term Floating NAV Portfolio III	9,463,219	94,557

Total Short-Term Instruments (Cost $249,946)		249,880

Total Investments in Affiliates (Cost $249,946)		249,880

Total Investments 104.8% (Cost $2,644,676)		$2,664,532
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $0)		(196)
Other Assets and Liabilities, net (4.8%)		(122,609)

Net Assets 100.0%		$2,541,727

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $4,515 at a weighted average interest rate of (0.500%).

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$24,849	$2,303	$491	$0	$(32)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	43,560	3,839	516	0	(60)

Total Swap Agreements				$6,142	$1,007	$0	$(92)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Securities with an aggregate market value of $3,115 and cash of $356 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	09/2014	GBP	2,968		$4,982	$0	$(95)
DUB	08/2014	EUR	1,685		2,296	0	(11)
GLM	07/2014		7,279		9,969	2	0
JPM	07/2014		$9,896	EUR	7,279	71	0
	08/2014	EUR	7,279		$9,897	0	(71)

Total Forward Foreign Currency Contracts						$73	$(177)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$891	$2,130,834	$69,555	$2,201,280
Corporate Bonds & Notes
Banking & Finance	0	23,494	0	23,494
Industrials	0	175,333	0	175,333
Utilities	0	11,430	0	11,430
Short-Term Instruments
U.S. Treasury Bills	0	3,115	0	3,115
	$891	$2,344,206	$69,555	$2,414,652

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$249,880	$0	$0	$249,880

Total Investments	$250,771	$2,344,206	$69,555	$2,664,532

Financial Derivative Instruments - Assets
Over the counter	$0	$73	$0	$73

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(92)	0	(92)
Over the counter	0	(177)	0	(177)
	$0	$(269)	$0	$(269)

Totals	$250,771	$2,344,010	$69,555	$2,664,336

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$63,736	$3,342	$(8,928)	$11	$7	$(77)	$42,109	$(30,645)	$69,555	$(20)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$69,555	Third Party Vendor	Broker Quote	99.56 - 102.38

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.1%
CORPORATE BONDS & NOTES 66.2%
BANKING & FINANCE 39.7%
American Express Credit Corp.
0.497% due 06/05/2017	$1,200	$1,201
American Honda Finance Corp.
0.602% due 05/26/2016	800	804
American International Group, Inc.
5.050% due 10/01/2015	1,500	1,582
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,200	1,239
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,500	1,568
4.500% due 04/06/2015	500	512
Bank of America N.A.
0.645% due 05/08/2017 (b)	3,700	3,700
Bank of Montreal
2.625% due 01/25/2016	1,800	1,860
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.841% due 09/09/2016	500	503
Citigroup, Inc.
2.650% due 03/02/2015	1,050	1,065
4.875% due 05/07/2015	720	746
Credit Agricole S.A.
1.081% due 10/03/2016	500	503
DBS Bank Ltd.
2.375% due 09/14/2015	1,500	1,534
Dexia Credit Local S.A.
0.526% due 01/17/2016	1,000	1,000
0.628% due 01/11/2017	2,500	2,510
1.250% due 10/18/2016	250	252
DNB Boligkreditt A/S
2.100% due 10/14/2016	2,000	2,043
Export-Import Bank of Korea
1.082% due 09/17/2016	1,000	1,007
4.125% due 09/09/2015	425	442
5.875% due 01/14/2015	4,600	4,728
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	200	201
3.984% due 06/15/2016	100	106
12.000% due 05/15/2015	450	495
General Electric Capital Corp.
0.551% due 12/20/2016	100	100
Goldman Sachs Group, Inc.
0.628% due 07/22/2015	1,000	1,000
0.852% due 06/04/2017	2,000	2,002
3.300% due 05/03/2015	700	716
3.700% due 08/01/2015	1,200	1,238
Hana Bank
1.349% due 11/09/2016	1,800	1,821
HSBC Finance Corp.
5.000% due 06/30/2015	1,100	1,148
5.250% due 04/15/2015 (b)	3,750	3,888
Hypothekenbank Frankfurt AG
0.098% due 09/20/2017	1,500	1,468
Industrial Bank of Korea
2.375% due 07/17/2017	500	511
4.375% due 08/04/2015	1,000	1,039
International Lease Finance Corp.
4.875% due 04/01/2015	300	308
6.500% due 09/01/2014	500	504
IPIC GMTN Ltd.
3.125% due 11/15/2015	1,000	1,033
JPMorgan Chase & Co.
0.744% due 02/15/2017	1,600	1,607
0.886% due 10/15/2015	700	704
0.940% due 03/31/2016	1,500	1,500
Korea Development Bank
0.681% due 06/11/2015	1,000	1,000
Korea Exchange Bank
1.750% due 09/27/2015	300	303
Lloyds Bank PLC
4.375% due 01/12/2015	520	530
Macquarie Bank Ltd.
1.021% due 03/24/2017	1,000	1,004
3.450% due 07/27/2015	250	257

Morgan Stanley
4.100% due 01/26/2015 (b)	2,000	2,042
6.000% due 04/28/2015	1,700	1,779
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,400	1,409
National Bank of Abu Dhabi PJSC
4.250% due 03/25/2015	1,500	1,541
Nederlandse Waterschapsbank NV
2.000% due 09/09/2015	75	76
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	2,100	2,111
NRW Bank
0.423% due 08/13/2018	3,000	3,005
0.469% due 10/16/2017	1,000	1,005
ORIX Corp.
4.710% due 04/27/2015	1,800	1,856
PACCAR Financial Corp.
0.830% due 12/06/2018 (b)	2,000	2,021
QNB Finance Ltd.
3.125% due 11/16/2015	1,600	1,652
Royal Bank of Canada
1.200% due 09/19/2018	1,000	998
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015	200	208
Shinhan Bank
0.880% due 04/08/2017	300	301
Standard Chartered PLC
3.850% due 04/27/2015	2,400	2,463
Sumitomo Mitsui Banking Corp.
0.657% due 01/10/2017	500	501
Svenska Handelsbanken AB
0.680% due 03/21/2016	500	503
Swedbank Hypotek AB
2.125% due 08/31/2016	2,200	2,264
2.950% due 03/28/2016	1,500	1,561
Woori Bank Co. Ltd.
7.000% due 02/02/2015	1,800	1,864
Zions BanCorp.
7.750% due 09/23/2014	1,500	1,525

		83,967

INDUSTRIALS 18.4%
AbbVie, Inc.
1.200% due 11/06/2015	1,400	1,410
Altria Group, Inc.
4.125% due 09/11/2015	685	713
Amgen, Inc.
0.608% due 05/22/2017	1,350	1,352
2.500% due 11/15/2016	230	238
BAT International Finance PLC
1.400% due 06/05/2015	500	504
Burlington Northern Santa Fe LLC
4.875% due 01/15/2015	1,000	1,025
Canadian National Railway Co.
0.423% due 11/06/2015	400	400
Canadian Natural Resources Ltd.
0.609% due 03/30/2016	1,800	1,805
CRH America, Inc.
4.125% due 01/15/2016	500	524
Daimler Finance North America LLC
1.650% due 04/10/2015	500	505
1.875% due 09/15/2014	250	251
2.300% due 01/09/2015	350	353
Devon Energy Corp.
0.681% due 12/15/2015	1,000	1,004
Enbridge, Inc.
0.678% due 06/02/2017	2,000	2,006
0.885% due 10/01/2016	175	176
Enterprise Products Operating LLC
5.000% due 03/01/2015	500	515
Genentech, Inc.
4.750% due 07/15/2015	190	199
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	600	602
Glencore Canada Corp.
5.375% due 06/01/2015	1,500	1,561
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	1,500	1,571
Hyundai Capital America
1.625% due 10/02/2015	1,000	1,009
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015	1,800	1,853
Kansas City Southern de Mexico S.A. de C.V.
0.928% due 10/28/2016	1,700	1,707

Korea National Oil Corp.
5.375% due 07/30/2014	1,300	1,305
Linde Finance BV
3.625% due 11/13/2014	900	910
McKesson Corp.
0.630% due 09/10/2015	1,500	1,503
NBCUniversal Enterprise, Inc.
0.911% due 04/15/2018	1,500	1,518
NBCUniversal Media LLC
3.650% due 04/30/2015	900	925
Nissan Motor Acceptance Corp.
0.934% due 09/26/2016	1,300	1,309
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	1,000	1,000
PepsiCo, Inc.
0.700% due 02/26/2016	600	602
Reynolds American, Inc.
1.050% due 10/30/2015	1,500	1,500
SABIC Capital BV
3.000% due 11/02/2015	500	515
SABMiller Holdings, Inc.
1.850% due 01/15/2015	200	201
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	1,800	1,844
4.949% due 01/15/2015	100	102
Union Pacific Corp.
4.875% due 01/15/2015	200	205
Volkswagen Group of America Finance LLC
0.597% due 05/23/2017	200	200
Volkswagen International Finance NV
1.625% due 03/22/2015	200	202
Volvo Treasury AB
5.950% due 04/01/2015	1,019	1,058
Wm Wrigley Jr. Co.
4.650% due 07/15/2015	1,090	1,135
WPP Finance U.K.
8.000% due 09/15/2014	1,020	1,035
Xerox Corp.
4.250% due 02/15/2015	625	640

		38,992

UTILITIES 8.1%
AT&T, Inc.
0.654% due 03/30/2017	1,600	1,604
BG Energy Capital PLC
2.500% due 12/09/2015	240	245
BP Capital Markets PLC
0.643% due 11/07/2016	900	905
3.875% due 03/10/2015	300	308
Duke Energy Progress, Inc.
0.430% due 03/06/2017	700	701
5.250% due 12/15/2015	800	854
Electricite de France
0.688% due 01/20/2017	1,400	1,407
Enel Finance International NV
3.875% due 10/07/2014	1,500	1,512
Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014	250	252
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	520
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	300	302
Petrobras Global Finance BV
2.592% due 03/17/2017	1,900	1,927
Shell International Finance BV
0.434% due 11/15/2016	900	901
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,550	1,590
Verizon Communications, Inc.
0.631% due 06/09/2017 (b)	2,000	2,004
1.761% due 09/15/2016	300	308
1.981% due 09/14/2018	1,685	1,780

		17,120

Total Corporate Bonds & Notes (Cost $139,882)		140,079

MUNICIPAL BONDS & NOTES 4.5%
ARIZONA 0.3%
Arizona School Facilities Board Revenue Notes, Series 2013
0.812% due 07/01/2016	600	602

CALIFORNIA 1.4%
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	200	202
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2014	250	251
3.750% due 08/01/2015	1,050	1,088
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041	1,200	1,202
University of California Revenue Notes, Series 2013
0.659% due 05/15/2016	200	200

		2,943

COLORADO 0.3%
Denver Urban Renewal Authority, Colorado Tax Allocation Notes, Series 2013
5.000% due 12/01/2014	700	713

FLORIDA 0.4%
Broward County, Florida Airport System Revenue Notes, Series 2013
3.000% due 10/01/2015	200	207
JEA Water & Sewer System, Florida Revenue Notes, Series 2013
1.286% due 10/01/2016	600	600
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	100	102

		909

MARYLAND 0.1%
Northeast Maryland Waste Disposal Authority Revenue Notes, Series 2013
4.000% due 04/01/2016	200	212

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017	100	100

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
3.093% due 03/01/2015	100	102

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	250	250
Orange Township, New Jersey General Obligation Notes, (AGM Insured), Series 2008
4.000% due 12/01/2014	250	254

		504

NEW YORK 0.2%
New York City, New York General Obligation Bonds, Series 2005
4.650% due 06/01/2015	300	312

OHIO 0.2%
Columbus, Ohio General Obligation Notes, Series 2014
0.724% due 02/15/2016	500	502

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.188% due 06/01/2015	200	199

TEXAS 0.5%
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2015	400	417
Texas State General Obligation Notes, Series 2013
0.551% due 06/01/2018	715	715

		1,132

VIRGINIA 0.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	150	150

WASHINGTON 0.5%
Washington State General Obligation Notes, (BABs), Series 2010
2.760% due 08/01/2015	1,100	1,127

Total Municipal Bonds & Notes (Cost $9,494)		9,507

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.442% due 12/25/2017	1,600	1,601
0.500% due 04/29/2016 (b)	700	698
0.552% due 12/25/2043	1,263	1,267
0.692% due 07/25/2037	416	419
0.702% due 06/25/2027 - 09/25/2041	100	100
0.732% due 07/25/2041	2,163	2,180
0.832% due 02/25/2041	125	127
Freddie Mac
0.652% due 08/15/2041	70	70
0.732% due 07/15/2037	272	274
0.752% due 11/15/2037	351	354
1.102% due 01/15/2032	741	761
1.152% due 01/15/2039	248	254
Ginnie Mae
0.722% due 04/20/2062	127	127
NCUA Guaranteed Notes
0.712% due 12/08/2020	2,157	2,172

Total U.S. Government Agencies (Cost $10,381)		10,404

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045	1,000	1,034
Bear Stearns Commercial Mortgage Securities Trust
4.825% due 11/11/2041	435	439
5.468% due 06/11/2041	29	30
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037	844	848
DBRR Trust
0.853% due 02/25/2045	962	962
0.946% due 09/25/2045	22	22
GS Mortgage Securities Trust
1.144% due 05/10/2045	84	85
4.761% due 07/10/2039	948	969
JPMorgan Chase Commercial Mortgage Securities Trust
4.824% due 10/15/2042	97	98
4.899% due 01/12/2037	200	201
5.875% due 02/12/2049	492	519
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	800	819
Morgan Stanley Capital Trust
0.252% due 10/15/2020	1,098	1,097
3.884% due 09/15/2047	1,400	1,455
4.989% due 08/13/2042	200	206
WFRBS Commercial Mortgage Trust
1.081% due 04/15/2045	529	531

Total Mortgage-Backed Securities (Cost $9,468)		9,315

ASSET-BACKED SECURITIES 7.8%
Ally Auto Receivables Trust
0.460% due 10/15/2015	313	313
0.740% due 04/15/2016	80	80
Chase Issuance Trust
0.590% due 08/15/2017	500	501
Citibank Omni Master Trust
2.902% due 08/15/2018	1,730	1,736
4.900% due 11/15/2018	2,500	2,542
Fifth Third Auto Trust
0.450% due 04/17/2017	1,000	1,000
Ford Credit Auto Lease Trust
0.422% due 01/15/2016	975	975
Ford Credit Auto Owner Trust
0.380% due 11/15/2015	177	176
0.550% due 04/15/2016	975	976
Gracechurch Card Funding PLC
0.852% due 02/15/2017	2,400	2,408
Marathon CLO Ltd.
0.501% due 12/20/2019	401	401
Nissan Auto Lease Trust
0.422% due 01/15/2016	977	978
SLM Student Loan Trust
0.312% due 02/27/2017	48	48
0.412% due 05/25/2018	2,609	2,610
0.429% due 01/25/2016	421	420
0.602% due 09/25/2026	531	534
0.629% due 04/25/2023	783	784

Total Asset-Backed Securities (Cost $16,593)		16,482

SOVEREIGN ISSUES 6.8%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015	1,000	1,033
Belgium Government International Bond
0.875% due 09/14/2015	1,500	1,512
Development Bank of Japan, Inc.
0.426% due 04/17/2015	3,500	3,500
0.557% due 02/25/2015	600	601
Japan Bank for International Cooperation
0.584% due 11/13/2018	1,000	1,001
1.875% due 09/24/2015	2,000	2,037
Kommunalbanken A/S
2.375% due 01/19/2016	100	103
Municipality Finance PLC
2.375% due 05/16/2016	250	259
Republic of Korea
4.875% due 09/22/2014	3,300	3,332
State of North Rhine-Westphalia
0.543% due 05/03/2017	1,000	1,005

Total Sovereign Issues (Cost $14,362)		14,383

SHORT-TERM INSTRUMENTS 10.5%
CERTIFICATES OF DEPOSIT 4.0%
Banco do Brasil S.A.
1.211% due 06/29/2015	2,100	2,101
Credit Suisse
0.556% due 08/24/2015	1,100	1,100
0.641% due 12/07/2015	400	400
Intesa Sanpaolo SpA
1.608% due 04/11/2016	1,000	1,010
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	2,000	2,000
Kookmin Bank
0.799% due 04/27/2015	1,800	1,800

		8,411

COMMERCIAL PAPER 5.7%
AXA Financial, Inc.
0.550% due 06/01/2015	2,000	2,004
Entergy Corp.
0.870% due 10/07/2014	1,100	1,098
0.900% due 09/26/2014	1,000	999
Ford Motor Credit Co. LLC
0.720% due 03/02/2015	500	498
0.760% due 01/05/2015	1,650	1,644
0.900% due 10/03/2014	200	200
Glencore Funding LLC
0.610% due 10/07/2014	300	300
0.650% due 10/06/2014	250	250
Kansas City Southern Railway
0.540% due 07/02/2014	400	400
Macquarie Bank Ltd.
0.527% due 04/07/2015	500	500
NiSource Finance Corp.
0.600% due 07/08/2014	2,000	2,000
Vodafone Group PLC
0.510% due 04/10/2015	1,800	1,793
0.530% due 06/02/2015	300	298

		11,984

REPURCHASE AGREEMENTS (a) 0.5%		1,140

SHORT-TERM NOTES 0.3%
Korea Development Bank
0.679% due 08/20/2014	700	700

Total Short-Term Instruments (Cost $22,206)		22,235

Total Investments in Securities (Cost $222,386)		222,405

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	31	1
PIMCO Short-Term Floating NAV Portfolio III	1,127	11

Total Short-Term Instruments (Cost $12)		12

Total Investments in Affiliates (Cost $12)		12

Total Investments 105.1% (Cost $222,398)		$222,417
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $(10))		(17)
Other Assets and Liabilities, net (5.1%)		(10,734)

Net Assets 100.0%		$211,666

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,140	Fannie Mae 2.110% due 11/07/2022	$(1,163)	$1,140	$1,140

Total Repurchase Agreements						$(1,163)	$1,140	$1,140

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.340%	06/20/2014	07/18/2014	$(7,250)	$(7,251)
	0.340%	06/30/2014	07/07/2014	(5,798)	(5,798)

Total Reverse Repurchase Agreements					$(13,049)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.300%	06/30/2014	07/01/2014	$(701)	$(701)

Total Sale-Buyback Transactions					$(701)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,434 at a weighted average interest rate of 0.257%.

(b)	Securities with an aggregate market value of $14,353 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	Short	09/2014	170	$(28)	$0	$(6)

Total Futures Contracts				$(28)	$0	$(6)

Cash of $52 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,132	$(4)	$0	$0	$(4)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	2,075	(6)	(1)	0	(7)

Total Swap Agreements					$(10)	$(1)	$0	$(11)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83,967	$0	$83,967
Industrials	0	38,992	0	38,992
Utilities	0	17,120	0	17,120
Municipal Bonds & Notes
Arizona	0	602	0	602
California	0	2,943	0	2,943
Colorado	0	713	0	713
Florida	0	909	0	909
Maryland	0	212	0	212
Massachusetts	0	100	0	100
Minnesota	0	102	0	102
New Jersey	0	504	0	504
New York	0	312	0	312
Ohio	0	502	0	502
South Dakota	0	199	0	199
Texas	0	1,132	0	1,132
Virginia	0	150	0	150
Washington	0	1,127	0	1,127
U.S. Government Agencies	0	10,404	0	10,404
Mortgage-Backed Securities	0	8,353	962	9,315
Asset-Backed Securities	0	16,482	0	16,482
Sovereign Issues	0	13,378	1,005	14,383
Short-Term Instruments
Certificates of Deposit	0	8,411	0	8,411
Commercial Paper	0	11,984	0	11,984
Repurchase Agreements	0	1,140	0	1,140
Short-Term Notes	0	700	0	700
	$0	$220,438	$1,967	$222,405

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12	$0	$0	$12

Total Investments	$12	$220,438	$1,967	$222,417

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	0	0	(6)
Over the counter	0	(11)	0	(11)

	$(6)	$(11)	$0	$(17)

Totals	$6	$220,427	$1,967	$222,400

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
MUNICIPAL BONDS & NOTES 95.9%
ALABAMA 0.7%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$2,012

ARIZONA 0.8%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,169
Phoenix, Arizona General Obligation Notes, Series 2012
4.000% due 07/01/2017	1,000	1,099

		2,268

CALIFORNIA 16.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	5,000	5,030
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.956% due 04/01/2045	2,500	2,532
California Educational Facilities Authority Revenue Notes, Series 2010
0.860% due 10/01/2015	820	822
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	750
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	770	802
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.340% due 10/01/2047	3,200	3,200
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,121
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.471% due 03/01/2034	5,000	5,007
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,297
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	250	259
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	2,280	2,655
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	4,500	4,768
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,000
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,594
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,002
3.000% due 09/01/2015	1,115	1,133
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.890% due 11/01/2014	3,500	3,501
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,087

		48,560

CONNECTICUT 0.2%
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	527

FLORIDA 3.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,429
Florida Municipal Power Agency Revenue Notes, Series 2011
3.000% due 10/01/2014	125	126
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,000
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,167
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,743

		9,465

GEORGIA 6.4%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	1,265	1,441

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,070
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,025
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,043
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,011
Metropolitan Atlanta Rapid Transit Authority, Georgia Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 07/01/2016	1,100	1,200
Private Colleges & Universities Authority, Georgia Revenue Notes, Series 2011
5.000% due 09/01/2016	2,040	2,242

		19,032

HAWAII 0.2%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	475

ILLINOIS 2.0%
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	306
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,013
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,700	1,711
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	500
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,089
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	109
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	1,110	1,281

		6,009

MARYLAND 1.1%
Maryland Community Development Administration Revenue Bonds, Series 2011
1.010% due 03/01/2036	150	150
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	523
5.000% due 07/01/2017	450	505
Maryland State General Obligation Notes, Series 2013
4.500% due 08/01/2017	2,000	2,237

		3,415

MASSACHUSETTS 3.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.030% due 03/01/2026	4,000	4,000
Commonwealth of Massachusetts General Obligation Notes, Series 2007
5.000% due 11/01/2015	1,980	2,105
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.420% due 02/01/2017	1,000	1,003
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,429
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,558

		10,095

MICHIGAN 4.0%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,652
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,105
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	490	434
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	570

		11,761

MINNESOTA 0.8%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,401

MISSOURI 0.4%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,077

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020 (a)	240	271

NEVADA 5.1%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018 (a)	9,050	10,350
Nevada State Revenue Notes, Series 2013
5.000% due 12/01/2017	4,000	4,577

		14,927

NEW HAMPSHIRE 0.4%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,099

NEW JERSEY 1.4%
New Jersey Building Authority Revenue Notes, Series 2011
5.000% due 06/15/2016	1,500	1,631
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2017	525	581
5.000% due 01/01/2018	400	454
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,502

		4,168

NEW YORK 13.1%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,203
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	943
4.000% due 08/01/2015	700	724
5.000% due 08/01/2016	800	863
5.000% due 08/01/2017	650	720
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2015	140	149
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
5.000% due 11/15/2018	2,000	2,323
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,436
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,365	1,436
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2015	7,680	8,083
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,445
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,250	1,371
New York State Dormitory Authority Revenue Notes, Series 2010
3.750% due 10/01/2014	295	297
4.000% due 07/01/2016	845	885
5.000% due 07/01/2016	1,000	1,089
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,536
New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	112
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,058
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	3,500	4,068
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,514
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	542

		38,797

NORTH CAROLINA 2.9%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,432
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2012
5.000% due 01/01/2015	2,625	2,688
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,453
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	404
5.000% due 04/01/2020	500	592

		8,569

OHIO 6.4%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,106
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,051
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,066
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	8,089
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,073
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,213
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,060
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2019	100	118
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	2,000	2,042

		18,818

OREGON 2.2%
Oregon State Facilities Authority Revenue Notes, Series 2011
5.250% due 05/01/2019	920	1,076
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	5,000	5,305

		6,381

PENNSYLVANIA 4.5%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,616
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,129
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,550
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	3,185	3,606
5.000% due 07/01/2018	2,875	3,330

		13,231

SOUTH CAROLINA 0.6%
South Carolina State General Obligation Notes, Series 2012
5.000% due 04/01/2016	1,750	1,895

TENNESSEE 3.3%
Memphis, Tennessee Electric System Revenue Notes, Series 2010
5.000% due 12/01/2016	4,325	4,794
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,275
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,563

		9,632

TEXAS 9.4%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,479
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	5,916
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,036
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
5.000% due 05/15/2015	550	573
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2016	1,000	1,085
5.000% due 05/15/2018	500	573
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,583
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,129
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	5,000	5,027
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.740% due 05/01/2043	3,000	2,999

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,258

		27,658

UTAH 0.1%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
4.000% due 07/01/2017	300	329

VIRGINIA 2.7%
Virginia Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2014	1,500	1,506
Virginia Public School Authority Revenue Bonds, Series 2005
5.250% due 08/01/2016	5,000	5,501
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,133

		8,140

WASHINGTON 3.5%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,217
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,174
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,823
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,270

		10,484

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,514

Total Municipal Bonds & Notes (Cost $280,324)		283,010

SHORT-TERM INSTRUMENTS 3.4%
SHORT-TERM NOTES 3.4%
Texas State Revenue Notes, Series 2013
2.000% due 08/28/2014	10,000	10,030

Total Short-Term Instruments (Cost $10,029)		10,030

Total Investments in Securities (Cost $290,353)		293,040

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio	900,137	9,007

Total Short-Term Instruments (Cost $9,006)		9,007

Total Investments in Affiliates (Cost $9,006)		9,007

Total Investments 102.4% (Cost $299,359)		$302,047
Other Assets and Liabilities, net (2.4%)		(7,043)

Net Assets 100.0%		$295,004

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,012	$0	$2,012
Arizona	0	2,268	0	2,268
California	0	48,560	0	48,560
Connecticut	0	527	0	527
Florida	0	9,465	0	9,465
Georgia	0	19,032	0	19,032
Hawaii	0	475	0	475
Illinois	0	6,009	0	6,009
Maryland	0	3,415	0	3,415
Massachusetts	0	10,095	0	10,095
Michigan	0	11,761	0	11,761
Minnesota	0	2,401	0	2,401
Missouri	0	1,077	0	1,077
Nebraska	0	271	0	271
Nevada	0	14,927	0	14,927
New Hampshire	0	1,099	0	1,099
New Jersey	0	4,168	0	4,168
New York	0	38,797	0	38,797
North Carolina	0	8,569	0	8,569
Ohio	0	18,818	0	18,818
Oregon	0	6,381	0	6,381
Pennsylvania	0	13,231	0	13,231
South Carolina	0	1,895	0	1,895
Tennessee	0	9,632	0	9,632
Texas	0	27,658	0	27,658
Utah	0	329	0	329
Virginia	0	8,140	0	8,140
Washington	0	10,484	0	10,484
West Virginia	0	1,514	0	1,514
Short-Term Instruments
Short-Term Notes	0	10,030	0	10,030
	$0	$293,040	$0	$293,040

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,007	$0	$0	$9,007

Total Investments	$9,007	$293,040	$0	$302,047

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.5%
BANK LOAN OBLIGATIONS 0.6%
Dell, Inc.
3.750% due 10/29/2018		$44,624	$44,680
H.J. Heinz Co.
3.500% due 06/05/2020		19,800	19,969
HCA, Inc.
2.650% due 05/02/2016		16,324	16,357

Total Bank Loan Obligations (Cost $80,494)			81,006

CORPORATE BONDS & NOTES 64.7%
BANKING & FINANCE 39.1%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		8,400	8,463
Ally Financial, Inc.
2.427% due 12/01/2014		4,700	4,712
2.750% due 01/30/2017		17,770	18,014
3.125% due 01/15/2016		16,400	16,871
3.500% due 07/18/2016		9,800	10,131
4.625% due 06/26/2015		53,275	55,073
5.500% due 02/15/2017		5,725	6,215
6.750% due 12/01/2014		36,802	37,673
8.300% due 02/12/2015		43,070	44,954
American Express Credit Corp.
0.497% due 06/05/2017		32,600	32,620
0.781% due 03/18/2019		12,000	12,081
2.800% due 09/19/2016		5,220	5,438
5.375% due 10/01/2014	GBP	38,800	67,157
American Honda Finance Corp.
0.602% due 05/26/2016		$12,700	12,761
1.000% due 08/11/2015		21,550	21,656
3.500% due 03/16/2015		3,254	3,325
American International Group, Inc.
3.800% due 03/22/2017		290	310
5.050% due 10/01/2015		8,100	8,541
5.850% due 01/16/2018		2,575	2,942
Banco Bradesco S.A.
4.500% due 01/12/2017		5,700	6,035
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		2,700	2,957
Banco de Credito e Inversiones
3.000% due 09/13/2017		7,500	7,723
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	85,100	121,798
Banco do Brasil S.A.
4.500% due 01/22/2015		$3,200	3,266
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,600	2,685
Banco Santander Brasil S.A.
4.250% due 01/14/2016		18,750	19,603
4.625% due 02/13/2017		31,905	34,099
Banco Santander Chile
1.126% due 04/11/2017		18,850	18,863
1.828% due 01/19/2016		9,150	9,241
3.750% due 09/22/2015		15,132	15,603
Bank Nederlandse Gemeenten
0.504% due 05/15/2018		25,600	25,766
1.125% due 09/12/2016		50,000	50,501
2.500% due 01/11/2016		40,816	42,130
Bank of America Corp.
1.500% due 10/09/2015		11,025	11,129
3.625% due 03/17/2016		2,000	2,090
3.700% due 09/01/2015		10,485	10,842
4.500% due 04/01/2015		88,122	90,765
5.625% due 10/14/2016		700	769
Bank of America N.A.
5.300% due 03/15/2017		4,750	5,227
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,449
Bank of Montreal
2.625% due 01/25/2016		5,000	5,167
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.700% due 09/09/2018		2,175	2,243
3.648% due 03/20/2018	AUD	4,600	4,360

Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	20,080	27,899
4.875% due 09/25/2015		550	784
6.000% due 07/16/2014		200	274
Barclays Bank PLC
4.750% due 02/23/2015		$36,800	37,554
BBVA Banco Continental S.A.
2.250% due 07/29/2016		12,500	12,656
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,400	21,572
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		22,500	23,524
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,400	1,667
BPCE S.A.
0.862% due 06/17/2017		38,050	38,066
Branch Banking & Trust Co.
0.558% due 10/28/2015		14,000	14,018
CaixaBank S.A.
3.250% due 10/05/2015	EUR	11,100	15,715
CIT Group, Inc.
4.250% due 08/15/2017		$25,890	27,071
4.750% due 02/15/2015		42,521	43,451
5.000% due 05/15/2017		2,200	2,350
Citigroup, Inc.
0.331% due 09/20/2014		6,200	6,198
1.250% due 01/15/2016		8,400	8,453
2.250% due 08/07/2015		4,800	4,880
2.650% due 03/02/2015		23,175	23,508
5.000% due 09/15/2014		191,679	193,384
5.500% due 11/18/2015	GBP	8,600	15,620
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015		28,800	50,947
Credit Agricole S.A.
1.026% due 04/15/2019		$12,850	12,963
3.500% due 04/13/2015		56,400	57,637
Credit Suisse
0.719% due 05/26/2017		49,500	49,649
DBS Bank Ltd.
0.836% due 07/15/2021		34,650	33,870
5.000% due 11/15/2019		38,925	39,400
Dexia Credit Local S.A.
0.508% due 01/21/2016		25,000	25,010
0.524% due 11/13/2015		41,800	41,808
0.526% due 01/17/2016		50,000	50,019
0.603% due 11/07/2016		28,200	28,302
0.628% due 01/11/2017		108,810	109,261
1.250% due 10/18/2016		40,450	40,749
DNB Boligkreditt A/S
1.450% due 03/21/2019		40,000	39,885
2.900% due 03/29/2017		116,940	121,524
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,852
2.000% due 09/15/2015		$14,118	14,139
2.375% due 05/25/2016		5,350	5,363
3.000% due 11/17/2014		28,104	28,311
5.500% due 05/25/2016		1,510	1,612
5.500% due 06/26/2017		13,700	14,727
Export-Import Bank of Korea
0.927% due 11/26/2016		2,000	2,012
0.927% due 11/27/2016		25,000	25,149
0.977% due 01/14/2017		8,425	8,487
1.082% due 09/17/2016		13,800	13,891
1.250% due 11/20/2015		27,420	27,591
2.030% due 03/21/2015		18,000	18,163
3.750% due 10/20/2016		17,700	18,784
4.000% due 01/11/2017		2,900	3,099
4.125% due 09/09/2015		35,516	36,938
5.125% due 03/16/2015		825	851
5.875% due 01/14/2015		14,303	14,700
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	5,150	7,262
7.625% due 09/15/2014		9,300	12,884
Ford Motor Credit Co. LLC
1.060% due 03/12/2019		$119,200	119,994
1.500% due 01/17/2017		12,924	13,001
2.375% due 01/16/2018		500	511
2.500% due 01/15/2016		2,960	3,036
2.750% due 05/15/2015		375	382
3.984% due 06/15/2016		500	529
4.207% due 04/15/2016		1,658	1,750
12.000% due 05/15/2015		5,000	5,495
GE Capital Australia Funding Pty. Ltd.
7.500% due 09/01/2014	AUD	13,400	12,721
General Electric Capital Corp.
2.250% due 11/09/2015		$24,089	24,644

General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,100	6,203
GMAC International Finance BV
7.500% due 04/21/2015	EUR	13,600	19,567
Goldman Sachs Group, Inc.
0.680% due 03/22/2016		$14,520	14,528
0.852% due 06/04/2017		126,700	126,808
1.600% due 11/23/2015		9,015	9,111
3.625% due 02/07/2016		5,700	5,946
3.700% due 08/01/2015		95,885	98,930
5.250% due 12/15/2015	GBP	26,969	48,643
7.750% due 11/23/2016	AUD	7,680	7,903
Hana Bank
1.349% due 11/09/2016		$4,550	4,591
1.375% due 02/05/2016		16,380	16,458
3.500% due 10/25/2017		9,850	10,430
4.000% due 11/03/2016		35,552	37,805
4.250% due 06/14/2017		3,315	3,565
4.500% due 10/30/2015		2,256	2,360
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		5,401	5,431
2.700% due 03/15/2017		30	31
HSBC Finance Corp.
0.657% due 06/01/2016		10,785	10,793
5.000% due 06/30/2015		10,505	10,965
5.250% due 04/15/2015		4,700	4,873
5.500% due 01/19/2016		3,700	3,962
HSBC USA, Inc.
0.530% due 06/23/2017		4,900	4,895
HSH Nordbank AG
0.373% due 12/31/2015		59,650	59,510
Hypothekenbank Frankfurt AG
0.098% due 09/20/2017		1,250	1,223
Hypothekenbank Frankfurt International S.A.
0.098% due 03/20/2017		17,350	16,412
Hyundai Capital Services, Inc.
1.031% due 03/18/2017		52,767	52,957
4.375% due 07/27/2016		33,431	35,574
6.000% due 05/05/2015		13,000	13,556
Industrial Bank of Korea
1.375% due 10/05/2015		2,600	2,620
2.375% due 07/17/2017		34,130	34,893
3.750% due 09/29/2016		9,060	9,600
4.375% due 08/04/2015		4,480	4,654
ING Bank NV
0.574% due 01/04/2016		91,450	91,457
1.873% due 09/25/2015		200	203
International Lease Finance Corp.
4.875% due 04/01/2015		17,770	18,248
5.750% due 05/15/2016		21,750	23,340
6.500% due 09/01/2014		28,935	29,188
6.750% due 09/01/2016		9,000	10,001
8.625% due 09/15/2015		42,383	45,986
Intesa Sanpaolo SpA
3.625% due 08/12/2015		470	480
IPIC GMTN Ltd.
1.750% due 11/30/2015		10,200	10,366
3.125% due 11/15/2015		8,650	8,939
Jackson National Life Global Funding
1.250% due 02/21/2017		33,300	33,235
John Deere Capital Corp.
0.750% due 01/22/2016		5,000	5,023
JPMorgan Chase & Co.
0.727% due 10/12/2015	EUR	15,400	21,015
0.744% due 02/15/2017		$102,750	103,191
0.847% due 02/26/2016		63,200	63,583
0.940% due 03/31/2016		28,200	28,204
1.054% due 05/30/2017	GBP	19,550	33,031
1.100% due 10/15/2015		$3,200	3,214
1.440% due 09/01/2015		905	905
2.600% due 01/15/2016		9,146	9,399
3.400% due 06/24/2015		2,812	2,894
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		7,750	7,726
0.647% due 06/02/2017		34,600	34,645
Kookmin Bank
0.881% due 03/11/2016		29,700	29,702
0.981% due 03/14/2017		13,200	13,181
1.103% due 01/27/2017		14,550	14,639
1.375% due 01/15/2016		15,600	15,727
1.478% due 10/11/2016		9,950	10,106
Korea Development Bank
0.681% due 06/11/2015		25,000	25,001
0.853% due 01/22/2017		11,400	11,420
0.929% due 08/20/2015		31,200	31,260
1.000% due 01/22/2016		4,415	4,422

3.250% due 03/09/2016		8,027	8,338
3.500% due 08/22/2017		18,259	19,297
3.875% due 05/04/2017		30,956	32,976
4.000% due 09/09/2016		23,940	25,464
4.375% due 08/10/2015		9,091	9,461
Korea Exchange Bank
1.750% due 09/27/2015		12,100	12,226
2.000% due 04/02/2018		700	696
3.125% due 06/26/2017		21,550	22,451
4.875% due 01/14/2016		3,700	3,914
Korea Finance Corp.
2.250% due 08/07/2017		12,530	12,756
3.250% due 09/20/2016		6,171	6,455
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	9,882
LeasePlan Corp. NV
2.500% due 05/16/2018		$4,620	4,662
3.000% due 10/23/2017		17,300	18,024
Macquarie Bank Ltd.
1.021% due 03/24/2017		43,350	43,519
2.000% due 08/15/2016		7,925	8,072
5.000% due 02/22/2017		5,370	5,855
Macquarie Group Ltd.
3.000% due 12/03/2018		92,679	95,157
7.300% due 08/01/2014		7,320	7,358
Mizuho Bank Ltd.
0.659% due 04/16/2017		5,700	5,709
Morgan Stanley
3.800% due 04/29/2016		2,569	2,698
4.000% due 07/24/2015		43,656	45,224
4.100% due 01/26/2015		9,000	9,187
5.375% due 10/15/2015		8,920	9,448
5.750% due 10/18/2016		9,500	10,481
6.000% due 04/28/2015		63,058	66,002
National Bank of Canada
2.200% due 10/19/2016		3,275	3,383
National City Bank
0.581% due 12/15/2016		2,000	1,997
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		4,500	4,519
Nederlandse Waterschapsbank NV
0.455% due 02/14/2018		58,800	59,029
2.000% due 09/09/2015		9,150	9,335
Nordea Bank AB
0.684% due 05/13/2016		1,600	1,609
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		7,700	7,923
Northern Rock Asset Management PLC
5.625% due 06/22/2017		13,300	14,943
NRW Bank
0.423% due 08/13/2018		91,150	91,306
0.430% due 07/08/2016		136,860	137,334
0.469% due 10/16/2017		52,610	52,864
0.475% due 01/31/2017		45,460	45,687
ORIX Corp.
4.710% due 04/27/2015		17,619	18,168
5.000% due 01/12/2016		5,649	5,990
Piper Jaffray Cos.
2.234% due 05/31/2017		24,550	24,548
Prudential Covered Trust
2.997% due 09/30/2015		26,264	26,910
QNB Finance Ltd.
1.475% due 10/31/2016		1,050	1,062
3.125% due 11/16/2015		8,000	8,260
RCI Banque S.A.
2.125% due 11/24/2014	EUR	19,100	26,317
4.600% due 04/12/2016		$6,645	7,041
Regions Financial Corp.
5.750% due 06/15/2015		10,468	10,943
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		8,080	8,249
Royal Bank of Scotland PLC
3.950% due 09/21/2015		973	1,010
5.000% due 05/17/2015		100	103
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		5,210	5,288
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		17,400	18,409
5.499% due 07/07/2015		12,000	12,474
Shinhan Bank
0.880% due 04/08/2017		12,600	12,646
4.125% due 10/04/2016		3,700	3,944
4.375% due 09/15/2015		2,381	2,484
4.375% due 07/27/2017		6,970	7,543
SL Green Realty Corp.
5.000% due 08/15/2018		15,300	16,666

SLM Corp.
3.875% due 09/10/2015		24,325	24,933
5.000% due 04/15/2015		14,465	14,899
5.050% due 11/14/2014		1,900	1,931
6.250% due 01/25/2016		92,236	98,347
8.780% due 09/15/2016	MXN	21,400	1,680
Springleaf Finance Corp.
5.400% due 12/01/2015		$9,700	10,214
5.750% due 09/15/2016		800	852
Svensk Exportkredit AB
0.410% due 06/12/2017		104,175	104,441
Swedbank Hypotek AB
2.125% due 08/31/2016		45,550	46,866
2.950% due 03/28/2016		45,200	47,038
Toronto-Dominion Bank
1.625% due 09/14/2016		6,000	6,113
Toyota Motor Credit Corp.
0.516% due 05/17/2016		35,000	35,129
Trafford Centre Finance Ltd.
0.728% due 07/28/2015	GBP	70	119
U.S. Bank N.A.
3.778% due 04/29/2020		$14,350	14,690
UBS AG
4.750% due 05/22/2023		700	718
Union Bank N.A.
0.624% due 05/05/2017		6,000	6,001
0.984% due 09/26/2016		8,800	8,893
Wachovia Corp.
0.565% due 10/28/2015		4,764	4,774
WEA Finance LLC
5.750% due 09/02/2015		18,465	19,968
Wells Fargo & Co.
0.688% due 04/22/2019		26,600	26,694
Weyerhaeuser Co.
6.950% due 08/01/2017		10,050	11,625
Woori Bank Co. Ltd.
4.500% due 10/07/2015		1,073	1,124
Zions BanCorp.
7.750% due 09/23/2014		1,100	1,118

			5,580,785

INDUSTRIALS 16.4%
AbbVie, Inc.
1.200% due 11/06/2015		155,910	157,007
Altria Group, Inc.
4.125% due 09/11/2015		2,750	2,862
America Movil S.A.B. de C.V.
1.230% due 09/12/2016		32,500	32,907
6.000% due 06/09/2019	MXN	75,000	5,934
American Airlines, Inc.
7.500% due 03/15/2016 ^		$1,300	1,353
Amgen, Inc.
0.608% due 05/22/2017		17,600	17,623
1.875% due 11/15/2014		31,526	31,706
2.125% due 05/15/2017		500	513
2.300% due 06/15/2016		29,300	30,140
2.500% due 11/15/2016		6,750	6,995
Anadarko Petroleum Corp.
5.950% due 09/15/2016		18,584	20,592
6.375% due 09/15/2017		3,164	3,645
Anglo American Capital PLC
1.176% due 04/15/2016		6,600	6,624
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016		4,300	4,319
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		2,100	2,110
3.625% due 04/15/2015		6,050	6,207
4.125% due 01/15/2015		1,000	1,020
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	5,200	7,222
Asciano Finance Ltd.
5.000% due 04/07/2018		$810	883
Aviation Capital Group Corp.
3.875% due 09/27/2016		8,000	8,284
BAT International Finance PLC
1.125% due 03/29/2016		2,320	2,327
1.400% due 06/05/2015		18,710	18,872
BMW U.S. Capital LLC
0.567% due 06/02/2017		37,200	37,103
Boston Scientific Corp.
6.250% due 11/15/2015		32,000	34,341
Cameron International Corp.
1.150% due 12/15/2016		2,500	2,502
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		14,200	14,237

Chesapeake Energy Corp.
3.479% due 04/15/2019	19,300	19,529
CNPC General Capital Ltd.
1.450% due 04/16/2016	1,600	1,604
2.750% due 04/19/2017	4,700	4,827
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	2,410	2,486
Comcast Corp.
5.900% due 03/15/2016	6,235	6,790
6.500% due 01/15/2015	1,725	1,781
6.500% due 01/15/2017	1,500	1,707
CONSOL Energy, Inc.
8.250% due 04/01/2020	800	870
Corp. Nacional del Cobre de Chile
4.750% due 10/15/2014	2,400	2,429
Covidien International Finance S.A.
1.350% due 05/29/2015	21,625	21,804
2.800% due 06/15/2015	2,425	2,476
COX Communications, Inc.
5.450% due 12/15/2014	848	867
Crown Castle Towers LLC
3.214% due 08/15/2035	3,960	4,024
CVS Caremark Corp.
1.200% due 12/05/2016	2,750	2,768
D.R. Horton, Inc.
6.500% due 04/15/2016	7,900	8,591
Daimler Finance North America LLC
0.580% due 03/10/2017	10,850	10,869
0.905% due 08/01/2016	5,100	5,149
1.250% due 01/11/2016	1,300	1,312
1.300% due 07/31/2015	7,395	7,457
1.650% due 04/10/2015	51,122	51,623
2.300% due 01/09/2015	9,724	9,815
DCP Midstream Operating LP
2.700% due 04/01/2019	1,600	1,622
Devon Energy Corp.
0.681% due 12/15/2015	45,900	46,096
0.771% due 12/15/2016	5,441	5,470
1.875% due 05/15/2017	4,500	4,580
Discovery Communications LLC
3.700% due 06/01/2015	500	515
DISH DBS Corp.
6.625% due 10/01/2014	29,400	29,804
7.125% due 02/01/2016	58,964	63,902
Dish DBS Corp.
7.750% due 05/31/2015	17,870	18,976
Dow Chemical Co.
2.500% due 02/15/2016	2,114	2,173
Ecolab, Inc.
1.000% due 08/09/2015	5,000	5,026
2.375% due 12/08/2014	8,360	8,433
Enbridge, Inc.
0.678% due 06/02/2017	11,350	11,381
0.885% due 10/01/2016	1,500	1,509
Ensco PLC
3.250% due 03/15/2016	6,725	7,001
Enterprise Products Operating LLC
1.250% due 08/13/2015	2,350	2,367
3.700% due 06/01/2015	1,330	1,369
Express Scripts Holding Co.
2.100% due 02/12/2015	20,500	20,709
2.750% due 11/21/2014	99,855	100,800
3.125% due 05/15/2016	2,000	2,084
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	28,346	29,523
Foster’s Finance Corp.
4.875% due 10/01/2014	3,409	3,446
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	5,514	5,537
Gannett Co., Inc.
8.750% due 11/15/2014	2,870	2,953
Georgia-Pacific LLC
7.700% due 06/15/2015	800	854
Gilead Sciences, Inc.
3.050% due 12/01/2016	4,846	5,081
Glencore Canada Corp.
5.375% due 06/01/2015	1,511	1,572
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	3,600	3,642
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	4,132	4,229
Harvest Operations Corp.
2.125% due 05/14/2018	4,250	4,259
HCA, Inc.
6.375% due 01/15/2015	42,300	43,410
6.500% due 02/15/2016	7,770	8,382

7.190% due 11/15/2015		4,938	5,321
7.250% due 09/15/2020		245	263
9.000% due 12/15/2014		5,900	6,099
Heathrow Funding Ltd.
2.500% due 06/25/2017		4,500	4,574
HeidelbergCement Finance Luxembourg S.A.
7.500% due 10/31/2014	EUR	1,100	1,540
Hewlett-Packard Co.
2.625% due 12/09/2014		$1,208	1,220
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		20,517	21,486
Hyundai Capital America
1.450% due 02/06/2017		17,600	17,675
1.625% due 10/02/2015		2,040	2,059
1.875% due 08/09/2016		7,914	8,034
2.125% due 10/02/2017		7,379	7,496
3.750% due 04/06/2016		4,406	4,613
4.000% due 06/08/2017		2,000	2,140
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		18,100	18,629
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		7,500	7,762
KazMunayGas National Co. JSC
11.750% due 01/23/2015		29,270	30,972
Kellogg Co.
0.454% due 02/13/2015		5,400	5,405
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015		9,600	9,901
6.000% due 02/01/2017		3,970	4,431
Korea National Oil Corp.
3.125% due 04/03/2017		9,395	9,799
4.000% due 10/27/2016		200	212
5.375% due 07/30/2014		1,000	1,004
L Brands, Inc.
5.250% due 11/01/2014		1,000	1,018
Life Technologies Corp.
4.400% due 03/01/2015		27,035	27,714
Maytag Corp.
5.000% due 05/15/2015		1,400	1,450
6.450% due 08/15/2014		4,000	4,028
McKesson Corp.
0.630% due 09/10/2015		1,500	1,503
MGM Resorts International
6.625% due 07/15/2015		52,895	55,672
6.875% due 04/01/2016		11,950	13,055
7.500% due 06/01/2016		25,970	28,729
Mondelez International, Inc.
4.125% due 02/09/2016		800	842
Mylan, Inc.
1.800% due 06/24/2016		2,200	2,232
6.000% due 11/15/2018		6,600	6,904
7.875% due 07/15/2020		20,926	23,167
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016		25,600	25,749
0.911% due 04/15/2018		3,293	3,333
NBCUniversal Media LLC
2.875% due 04/01/2016		900	934
3.650% due 04/30/2015		1,484	1,525
Newell Rubbermaid, Inc.
2.000% due 06/15/2015		5,600	5,672
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017		5,250	5,269
0.934% due 09/26/2016		90,380	91,029
1.000% due 03/15/2016		800	802
1.950% due 09/12/2017		6,000	6,080
4.500% due 01/30/2015		11,964	12,225
Norfolk Southern Corp.
5.257% due 09/17/2014		4,000	4,039
5.750% due 01/15/2016		2,000	2,149
NXP BV
3.500% due 09/15/2016		10,000	10,212
ONEOK Partners LP
3.250% due 02/01/2016		1,300	1,351
Oracle Corp.
0.744% due 10/08/2019 (b)		43,250	43,250
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		5,930	6,388
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		20,625	20,634
3.125% due 05/11/2015		11,570	11,824
PepsiCo, Inc.
0.437% due 02/26/2016		3,600	3,605
Petrobras International Finance Co.
2.875% due 02/06/2015		2,146	2,174
3.875% due 01/27/2016		34,500	35,657

Phillips 66
1.950% due 03/05/2015	24,735	24,986
Plains Exploration & Production Co.
6.125% due 06/15/2019	5,320	5,905
Reynolds American, Inc.
1.050% due 10/30/2015	19,253	19,255
Rockies Express Pipeline LLC
3.900% due 04/15/2015	23,105	23,394
Rogers Communications, Inc.
6.750% due 03/15/2015	8,436	8,821
SABIC Capital BV
3.000% due 11/02/2015	11,500	11,837
SABMiller Holdings, Inc.
0.915% due 08/01/2018	3,709	3,734
1.850% due 01/15/2015	60,250	60,680
2.450% due 01/15/2017	3,497	3,605
SABMiller PLC
6.500% due 07/01/2016	7,000	7,741
Sanofi
2.625% due 03/29/2016	22,140	22,939
Schlumberger Investment S.A.
1.950% due 09/14/2016	3,077	3,150
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	10,945	12,148
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018	2,825	2,842
2.750% due 05/17/2017	13,181	13,595
SK Telecom Co. Ltd.
2.125% due 05/01/2018	4,966	4,982
Sutter Health
1.090% due 08/15/2053	9,000	8,929
Symantec Corp.
2.750% due 09/15/2015	3,300	3,376
Takeda Pharmaceutical Co. Ltd.
1.031% due 03/17/2015	43,200	43,416
Teck Resources Ltd.
5.375% due 10/01/2015	700	737
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017	20,000	20,003
3.729% due 04/27/2015	21,125	21,645
3.992% due 02/16/2016	7,106	7,442
4.949% due 01/15/2015	14,477	14,801
6.421% due 06/20/2016	2,378	2,619
Tesco PLC
2.000% due 12/05/2014	6,625	6,664
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	1,235	1,265
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	6,716	6,895
3.200% due 05/01/2015	226	231
3.200% due 03/01/2016	7,044	7,320
3.250% due 11/20/2014	7,880	7,966
5.000% due 06/01/2015	1,000	1,040
Time Warner Cable, Inc.
5.850% due 05/01/2017	1,400	1,575
Time Warner, Inc.
5.875% due 11/15/2016	2,500	2,785
Total Capital Canada Ltd.
0.606% due 01/15/2016	10,950	11,005
Transocean, Inc.
4.950% due 11/15/2015	33,861	35,712
Tyco Electronics Group S.A.
1.600% due 02/03/2015	9,764	9,831
United Airlines, Inc.
6.750% due 09/15/2015	4,879	4,934
UnitedHealth Group, Inc.
0.850% due 10/15/2015	992	996
USG Corp.
6.300% due 11/15/2016	24,027	26,069
8.375% due 10/15/2018	8,580	9,069
9.750% due 01/15/2018	10,375	12,476
Viacom, Inc.
1.250% due 02/27/2015	3,000	3,017
Volkswagen Group of America Finance LLC
0.597% due 05/23/2017	14,950	14,978
Volkswagen International Finance NV
0.666% due 11/18/2016	30,600	30,734
1.150% due 11/20/2015	10,678	10,741
1.625% due 03/22/2015	24,439	24,679
2.875% due 04/01/2016	250	259
Volvo Treasury AB
5.950% due 04/01/2015	3,780	3,926
Walgreen Co.
1.000% due 03/13/2015	14,529	14,587
WellPoint, Inc.
1.250% due 09/10/2015	5,608	5,652

Wesfarmers Ltd.
2.983% due 05/18/2016		4,670	4,852
Woodside Finance Ltd.
4.500% due 11/10/2014		1,780	1,805
Woolworths Ltd.
2.550% due 09/22/2015		4,925	5,034
WPP Finance U.K.
8.000% due 09/15/2014		10,200	10,352
Wynn Macau Ltd.
5.250% due 10/15/2021		600	618

			2,333,310

UTILITIES 9.2%
AES Corp.
3.229% due 06/01/2019		18,650	18,836
AT&T, Inc.
0.654% due 03/30/2017		3,500	3,509
BellSouth Corp.
4.182% due 04/26/2021		104,100	107,111
BG Energy Capital PLC
2.875% due 10/15/2016		4,000	4,165
BP Capital Markets PLC
0.700% due 11/06/2015		22,700	22,772
0.864% due 09/26/2018		5,550	5,607
3.125% due 10/01/2015		82,975	85,652
3.875% due 03/10/2015		27,119	27,798
British Telecommunications PLC
2.000% due 06/22/2015		4,000	4,057
Consumers Energy Co.
5.500% due 08/15/2016		10,540	11,578
Duke Energy Carolinas LLC
1.750% due 12/15/2016		660	675
Duke Energy Corp.
2.150% due 11/15/2016		3,200	3,293
Electricite de France
0.688% due 01/20/2017		34,970	35,134
Enel Finance International NV
3.875% due 10/07/2014		28,371	28,599
Enel SpA
3.500% due 02/26/2016	EUR	4,000	5,717
Entergy Corp.
3.625% due 09/15/2015		$10,200	10,527
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		3,000	3,141
6.212% due 11/22/2016		4,530	4,938
8.125% due 07/31/2014		17,200	17,285
Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014		2,100	2,113
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		7,528	7,698
2.625% due 11/27/2018		500	507
Korea Electric Power Corp.
3.000% due 10/05/2015		28,150	28,894
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		70,000	69,990
2.875% due 10/02/2018		3,400	3,482
3.125% due 09/16/2015		18,920	19,413
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,420	1,494
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,845
3.125% due 05/10/2017		8,084	8,411
KT Corp.
1.750% due 04/22/2017		18,300	18,365
4.875% due 07/15/2015		5,000	5,199
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		7,650	7,708
Orange S.A.
2.125% due 09/16/2015		1,400	1,422
2.750% due 09/14/2016		2,300	2,387
5.000% due 05/12/2016	GBP	8,145	14,753
Pemex Project Funding Master Trust
5.750% due 03/01/2018		$19,300	21,809
Petrobras Global Finance BV
1.849% due 05/20/2016		24,800	24,893
2.592% due 03/17/2017		70,050	71,059
Plains All American Pipeline LP
3.950% due 09/15/2015		14,964	15,547
5.250% due 06/15/2015		4,400	4,575
5.875% due 08/15/2016		1,000	1,081
6.125% due 01/15/2017		4,000	4,485
Qtel International Finance Ltd.
3.375% due 10/14/2016		15,500	16,291
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		19,135	19,369

5.832% due 09/30/2016		1,120	1,190
Rosneft Finance S.A.
6.250% due 02/02/2015		10,500	10,804
7.500% due 07/18/2016		5,700	6,263
Scottish Power Ltd.
5.375% due 03/15/2015		2,491	2,571
SingTel Group Treasury Pte Ltd.
2.375% due 09/08/2017		51,500	53,107
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		52,000	52,078
1.147% due 04/10/2019		21,750	21,826
1.750% due 04/10/2017		14,100	14,120
Sprint Communications, Inc.
6.000% due 12/01/2016		30,110	32,858
8.375% due 08/15/2017		5,600	6,559
9.125% due 03/01/2017		200	235
Telecom Italia Capital S.A.
4.950% due 09/30/2014		12,770	12,903
5.250% due 10/01/2015		12,128	12,704
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	110,000	1,085
1.590% due 12/28/2015		20,000	198
1.970% due 06/27/2016		20,000	199
2.060% due 08/31/2016		30,000	299
2.080% due 05/31/2016		110,000	1,097
4.100% due 05/29/2015		360,000	3,641
Trans-Allegheny Interstate Line Co.
4.000% due 01/15/2015		$10,000	10,165
Verizon Communications, Inc.
0.631% due 06/09/2017		45,000	45,085
1.002% due 06/17/2019		3,315	3,359
1.761% due 09/15/2016		90,634	93,181
1.981% due 09/14/2018		22,950	24,238
2.500% due 09/15/2016		126,040	129,974

			1,312,923

Total Corporate Bonds & Notes (Cost $9,175,757)			9,227,018

MUNICIPAL BONDS & NOTES 1.2%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.127% due 11/25/2043		5,932	5,987

CALIFORNIA 0.6%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		10,090	10,476
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015		6,000	6,285
California State General Obligation Notes, Series 2013
1.050% due 02/01/2016		30,000	30,264
1.250% due 11/01/2016		25,350	25,671
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2015		1,550	1,607
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041		13,900	13,921

			88,224

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022		2,000	2,011

HAWAII 0.0%
Honolulu, Hawaii City & County General Obligation Notes, Series 2012
0.778% due 11/01/2015		1,400	1,406

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017		10,300	10,320

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015		4,000	4,001
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016		7,050	7,251

			11,252

NEW YORK 0.3%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015		26,745	28,339

New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,247
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 10/01/2014	1,200	1,211

		34,797

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	4,075	4,057

OHIO 0.1%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	8,100	8,270

OREGON 0.0%
Oregon State Lottery Revenue Notes, Series 2013
0.480% due 04/01/2015	1,000	1,002

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,026

Total Municipal Bonds & Notes (Cost $167,354)		168,352

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.212% due 07/25/2037	1,022	1,000
0.217% due 12/25/2036	213	209
0.272% due 03/25/2034	67	67
0.282% due 03/25/2036	137	129
0.302% due 08/25/2034	428	424
0.352% due 10/27/2037	1,900	1,896
0.452% due 12/25/2028 - 03/25/2036	2,279	2,283
0.472% due 06/25/2036	259	258
0.492% due 11/25/2036	249	249
0.500% due 03/25/2044	615	613
0.502% due 04/25/2036 - 09/25/2042	772	767
0.522% due 03/25/2036	176	176
0.552% due 06/25/2032 - 12/25/2043	54,382	54,587
0.554% due 03/17/2032 - 05/18/2032	1,164	1,174
0.582% due 07/25/2036 - 11/25/2040	812	814
0.595% due 08/25/2015	14,836	14,868
0.602% due 08/25/2021 - 06/25/2042	6,802	6,806
0.604% due 09/17/2027	5	5
0.632% due 11/25/2040	563	565
0.652% due 02/25/2022 - 04/25/2042	2,607	2,619
0.654% due 07/18/2027 - 05/18/2032	242	244
0.692% due 07/25/2037	757	763
0.702% due 09/25/2041	13,913	14,004
0.732% due 07/25/2041	22,059	22,241
0.750% due 03/04/2016 (d)	150,000	150,456
0.752% due 10/25/2017 - 08/25/2022	70	70
0.782% due 04/25/2031	204	208
0.802% due 12/25/2022	7	7
0.832% due 12/25/2037 - 02/25/2041	5,827	5,889
0.851% due 01/01/2021	12,652	12,818
0.852% due 09/25/2022	3	3
1.002% due 02/25/2023 - 07/25/2038	32	33
1.052% due 04/25/2032 - 11/25/2049	55	56
1.152% due 11/25/2049	53	55
1.302% due 09/25/2023	42	43
1.324% due 06/01/2043 - 10/01/2044	5,434	5,632
1.372% due 10/25/2038	122	126
1.750% due 01/30/2019	1,000	1,008
1.835% due 05/01/2035	67	67
1.950% due 02/01/2018	6	6
1.951% due 01/01/2027 - 04/01/2029	94	96
1.959% due 05/01/2021	14	14
2.029% due 11/01/2035	143	149
2.050% due 09/01/2034	679	717
2.070% due 12/01/2035	37	38
2.090% due 06/01/2033	12	12
2.122% due 09/01/2035	32	33
2.146% due 05/01/2035	156	168
2.158% due 07/01/2034	12	13
2.181% due 05/01/2034	55	59
2.200% due 04/01/2033	8	8
2.220% due 08/01/2026	9	9
2.250% due 07/01/2031	5	5
2.254% due 07/01/2029	120	121
2.273% due 09/01/2034	62	65
2.295% due 09/01/2034	65	70
2.300% due 09/01/2034 - 01/01/2036	261	278

2.310% due 08/01/2034	18	18
2.324% due 06/01/2034	7	8
2.325% due 11/01/2027	5	5
2.326% due 08/01/2024 - 02/01/2034	92	98
2.340% due 02/01/2033	12	12
2.346% due 12/01/2036	39	43
2.349% due 06/01/2035	37	38
2.351% due 08/01/2029	694	738
2.359% due 04/01/2029	4	4
2.373% due 12/01/2040	140	150
2.374% due 09/01/2035	133	143
2.375% due 03/01/2036	53	56
2.393% due 10/01/2035 - 12/01/2036	132	141
2.438% due 01/01/2032	203	205
2.465% due 11/01/2024	8	8
2.485% due 11/01/2034	259	277
2.504% due 01/01/2036	63	64
2.510% due 02/01/2035	8	8
2.561% due 09/01/2035	81	87
2.614% due 06/01/2035	295	315
2.993% due 05/01/2036	4,136	4,314
3.305% due 06/25/2019	516	530
3.787% due 05/01/2036	75	79
4.081% due 11/01/2025	3	3
4.084% due 02/25/2018 (a)	25,494	2,944
4.200% due 07/01/2035	1,113	1,150
4.272% due 06/01/2017	575	591
4.315% due 07/01/2028	11	12
4.730% due 07/01/2018	457	479
4.918% due 07/01/2035	56	57
5.001% due 06/01/2015	1,285	1,314
5.094% due 08/01/2035	102	110
5.122% due 05/01/2035	97	104
5.136% due 12/01/2035	37	40
5.208% due 11/01/2035	79	82
5.290% due 01/01/2036	104	112
5.295% due 10/01/2035	128	137
5.310% due 08/25/2033	27	27
5.344% due 01/01/2036	126	136
5.357% due 11/01/2035	115	124
5.359% due 08/01/2035	97	105
5.376% due 10/01/2035	52	56
5.455% due 03/01/2036	108	117
5.689% due 06/01/2036	18	18
6.376% due 10/25/2042	473	529
8.597% due 06/25/2032	87	88
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	1,538	1,534
Federal Housing Administration
6.896% due 07/01/2020	142	139
7.350% due 04/01/2019	30	29
7.430% due 07/01/2021	59	58
7.435% due 02/01/2019	34	33
Freddie Mac
0.192% due 12/25/2036	7,409	7,379
0.402% due 07/15/2034	231	231
0.502% due 02/15/2018	148	149
0.552% due 01/15/2022 - 07/15/2034	14,865	14,886
0.572% due 04/15/2041	4,252	4,263
0.602% due 12/15/2031 - 09/15/2041	4,660	4,675
0.632% due 11/15/2036	88	88
0.652% due 07/15/2039 - 02/15/2041	8,181	8,206
0.702% due 06/15/2031	26	27
0.752% due 06/15/2031 - 12/15/2037	1,100	1,110
0.802% due 03/15/2020	1	1
0.852% due 03/15/2032	7	8
0.902% due 03/15/2023	6	6
1.152% due 11/15/2033 - 10/15/2049	409	421
1.319% due 02/25/2045	1,774	1,812
1.324% due 10/25/2044	4,807	4,892
1.465% due 08/25/2019 (a)	188,571	10,931
1.625% due 08/01/2017	24	24
2.235% due 02/01/2023	1	1
2.302% due 04/01/2025	9	9
2.375% due 05/01/2034	45	48
2.377% due 09/01/2035	381	406
2.399% due 08/01/2035	175	183
2.404% due 07/01/2033	59	63
2.540% due 08/01/2034	72	77
2.574% due 10/01/2033	40	42
5.000% due 08/15/2035	2,020	2,286
5.153% due 08/01/2035	47	49
5.400% due 03/17/2021 (d)	15,950	17,220
5.426% due 11/01/2035	58	63
5.500% due 08/15/2030	5	5
5.520% due 12/01/2035	108	115
6.500% due 07/25/2043	292	328
6.750% due 08/15/2023	40	40

Ginnie Mae
0.552% due 02/16/2032 - 03/16/2032		261	262
0.652% due 02/16/2030		76	77
0.702% due 04/20/2062		19,688	19,733
0.722% due 04/20/2062		13,906	13,948
0.752% due 02/16/2030		56	57
0.802% due 02/16/2030		104	105
0.852% due 02/20/2062		41,508	41,878
1.103% due 03/20/2031		349	356
1.152% due 08/16/2039		97	99
1.202% due 02/20/2062		30,648	31,356
1.625% due 12/20/2021 - 12/20/2033		4,382	4,530
2.000% due 04/20/2025 - 02/20/2030		178	186
2.500% due 10/20/2017 - 01/20/2022		31	31
4.000% due 02/20/2019		7	8
7.500% due 02/20/2030		63	75
NCUA Guaranteed Notes
0.501% due 12/07/2020		7,190	7,197
0.522% due 11/06/2017		62,770	62,914
0.532% due 03/06/2020		1,589	1,593
0.602% due 10/07/2020		8,661	8,708
0.712% due 12/08/2020		30,590	30,804
1.600% due 10/29/2020		5,814	5,852
Small Business Administration
1.250% due 12/25/2017		21	21
4.340% due 03/01/2024		155	163
5.370% due 04/01/2028		241	267
5.490% due 03/01/2028		148	164

Total U.S. Government Agencies (Cost $630,949)			632,990

MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust
2.452% due 02/25/2035		4,353	4,400
American Home Mortgage Assets Trust
0.342% due 05/25/2046		2,569	1,952
0.342% due 09/25/2046		1,073	788
American Home Mortgage Investment Trust
1.822% due 09/25/2045		638	613
2.173% due 10/25/2034		782	788
2.322% due 02/25/2045		89	89
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	9,684	13,418
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$653	656
5.414% due 09/10/2047		11,515	12,407
5.919% due 05/10/2045		2,800	3,002
Banc of America Funding Corp.
2.651% due 02/20/2036		3,043	3,068
2.938% due 01/20/2047 ^		199	156
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^		186	160
2.733% due 08/25/2033		4,892	4,961
3.320% due 07/20/2032		132	135
6.500% due 09/25/2033		179	185
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		106	106
4.927% due 12/20/2041		1,882	1,921
5.679% due 02/17/2051		291	312
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045		3,770	3,898
5.115% due 10/10/2045		12,697	13,222
5.443% due 11/10/2042		2,000	2,037
BCAP LLC Trust
0.312% due 03/26/2037		800	779
2.476% due 11/26/2035		5,380	5,363
2.521% due 10/26/2035		353	357
2.562% due 11/26/2035		121	121
2.814% due 09/26/2035		5,845	5,827
2.936% due 05/26/2047		2,802	2,799
4.689% due 07/26/2037		1,285	1,314
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		44	45
2.460% due 07/25/2033		9,142	9,185
2.528% due 03/25/2035		172	175
2.545% due 08/25/2033		3,275	3,359
2.568% due 01/25/2035		156	153
2.580% due 03/25/2035		2,686	2,733
2.654% due 11/25/2034		1,052	1,065
2.663% due 10/25/2035		49	49
2.737% due 01/25/2034		103	105
2.744% due 11/25/2034		10,208	9,353
2.745% due 11/25/2030		72	74
2.771% due 01/25/2034		350	353
2.936% due 05/25/2047 ^		2,127	1,819

Bear Stearns Alt-A Trust
0.312% due 02/25/2034	1,172	1,087
0.852% due 09/25/2034	5,881	5,756
2.360% due 01/25/2036 ^	2,607	2,031
2.583% due 05/25/2035	377	382
2.691% due 11/25/2036	3,773	2,840
2.790% due 09/25/2035	4,807	4,231
Bear Stearns Commercial Mortgage Securities Trust
4.825% due 11/11/2041	4,948	4,991
4.978% due 07/11/2042	7,365	7,383
5.116% due 02/11/2041	2,323	2,361
5.405% due 12/11/2040	3,100	3,227
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	10,601	8,875
2.488% due 12/26/2046	5,262	3,697
Chase Mortgage Finance Trust
2.471% due 03/25/2037	695	642
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.402% due 08/25/2035	395	361
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037	489	308
1.930% due 09/25/2035	87	87
2.500% due 05/25/2035	725	712
2.500% due 10/25/2035	320	315
2.610% due 08/25/2035	2,175	2,155
2.623% due 03/25/2034	137	139
2.764% due 09/25/2037 ^	3,990	3,389
3.684% due 07/25/2046 ^	584	478
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	14,412	15,499
5.401% due 07/15/2044	2,885	3,001
5.481% due 01/15/2046	10,825	11,455
Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031	256	265
Commercial Mortgage Pass-Through Certificates
1.054% due 06/11/2027 (b)	22,700	22,703
Commercial Mortgage Trust
0.282% due 12/15/2020	3,688	3,677
1.156% due 12/10/2044	1,404	1,412
2.365% due 02/10/2029	33,800	34,778
Countrywide Alternative Loan Trust
0.312% due 02/25/2047	250	221
0.332% due 05/25/2047	4,515	3,930
0.333% due 02/20/2047	6,038	4,543
0.342% due 09/25/2046 ^	1,811	1,490
0.348% due 12/20/2046	4,258	3,295
0.362% due 07/25/2046	438	376
0.363% due 07/20/2046 ^	2,239	1,541
1.123% due 12/25/2035	1,109	878
1.123% due 02/25/2036	483	439
2.664% due 02/25/2037 ^	1,933	1,730
6.000% due 10/25/2032	19	18
6.000% due 04/25/2037 ^	241	188
6.250% due 12/25/2033	773	800
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	352	303
0.442% due 04/25/2035	65	54
0.472% due 03/25/2035	574	443
2.125% due 07/19/2031	4	4
2.666% due 09/25/2047 ^	374	336
2.741% due 11/19/2033	160	159
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035	5,344	4,829
5.818% due 01/25/2034	15	16
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	10,327	11,219
5.311% due 12/15/2039	10,730	11,591
5.448% due 01/15/2049	19	19
5.460% due 09/15/2039	15,556	16,821
5.467% due 09/15/2039	3,506	3,780
5.858% due 03/15/2039	19,551	20,891
5.982% due 06/15/2038	5,222	5,585
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032	65	62
2.309% due 11/25/2033	1,984	2,006
2.743% due 11/25/2034	782	795
4.829% due 11/15/2037	89,525	89,941
5.000% due 09/25/2015	11	11
Credit Suisse Mortgage Capital Certificates
1.340% due 02/15/2029 (a)	71,600	1,087
2.653% due 09/27/2036	812	819
4.347% due 07/27/2037	1,392	1,405
DBRR Trust
0.853% due 02/25/2045	35,404	35,403
0.946% due 09/25/2045	2,095	2,097

Dutch Mortgage Portfolio Loans BV
1.282% due 07/25/2047	EUR	1,159	1,593
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	11,967	20,471
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		$1,027	976
First Republic Bank Mortgage Pass-Through Certificates
0.632% due 06/25/2030		262	264
First Republic Mortgage Loan Trust
0.452% due 08/15/2032		3,272	3,141
0.502% due 11/15/2031		312	294
Fosse Master Issuer PLC
1.626% due 10/18/2054		4,860	4,918
1.628% due 10/18/2054		8,871	8,880
GE Capital Commercial Mortgage Corp.
5.489% due 11/10/2045		4,400	4,610
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,958
GMAC Mortgage Corp. Loan Trust
4.559% due 08/19/2034		3,212	3,218
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		384	348
0.382% due 06/25/2045		194	170
0.422% due 11/25/2045		462	368
Greenwich Capital Acceptance, Inc.
3.023% due 06/25/2024		3	3
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		3,000	3,012
5.381% due 03/10/2039		869	883
GS Mortgage Securities Trust
4.751% due 07/10/2039		2,753	2,810
4.761% due 07/10/2039		11,101	11,345
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		243	264
GSR Mortgage Loan Trust
2.593% due 04/25/2036		537	492
2.657% due 09/25/2035		4,239	4,288
2.657% due 01/25/2036 ^		900	854
HarborView Mortgage Loan Trust
0.285% due 03/19/2037		1,222	1,025
0.335% due 07/19/2046		2,530	1,721
0.375% due 05/19/2035		1,759	1,564
0.395% due 03/19/2036		4,420	3,288
0.895% due 02/19/2034		158	156
4.882% due 08/19/2036 ^		206	191
Hilton USA Trust
1.817% due 11/05/2030 (a)		185,158	1,531
Impac CMB Trust
1.050% due 10/25/2033		22	22
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		1	1
1.751% due 01/25/2032		4	4
IndyMac Mortgage Loan Trust
0.332% due 07/25/2047		984	731
0.342% due 09/25/2046		1,645	1,425
0.352% due 06/25/2047		899	703
0.360% due 05/25/2046		281	245
0.392% due 07/25/2035		265	246
2.509% due 12/25/2034		53	50
JPMorgan Chase Commercial Mortgage Securities Trust
1.525% due 07/15/2046		207	207
2.749% due 11/15/2043		397	407
3.853% due 06/15/2043		13,464	13,757
4.654% due 01/12/2037		256	256
4.678% due 07/15/2042		427	429
4.818% due 01/15/2042		17,874	18,136
4.846% due 09/12/2037		1,987	2,003
4.878% due 01/15/2042		11,800	11,940
4.899% due 01/12/2037		24,040	24,175
5.335% due 08/12/2037		13,786	14,060
5.395% due 12/15/2044		160	162
5.440% due 06/12/2047		12,724	13,890
5.500% due 10/12/2037		1,300	1,385
5.789% due 06/12/2041		93	93
5.875% due 02/12/2049		3,623	3,824
5.991% due 06/15/2049		8,796	9,319
JPMorgan Mortgage Trust
2.748% due 04/25/2035		5,538	5,429
LB-UBS Commercial Mortgage Trust
4.786% due 10/15/2029		1,601	1,605
4.799% due 12/15/2029		2,104	2,124
5.150% due 04/15/2030		21,777	22,299
Luminent Mortgage Trust
0.322% due 12/25/2036		1,196	943
0.332% due 12/25/2036		435	327
0.352% due 10/25/2046		389	340

Mach One Commercial Mortgage-Backed Trust
0.473% due 07/21/2037		804	740
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046		778	601
2.636% due 11/21/2034		2,306	2,346
MASTR Alternative Loan Trust
5.000% due 04/25/2019		173	178
6.000% due 08/25/2033		1,724	1,853
MASTR Asset Securitization Trust
5.500% due 09/25/2033		231	241
MASTR Seasoned Securitization Trust
6.195% due 09/25/2017		31	32
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		1,764	1,767
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		1,597	1,530
1.012% due 08/15/2032		120	114
2.609% due 10/20/2029		953	969
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		7,154	6,616
0.402% due 11/25/2035		2,646	2,555
1.151% due 10/25/2035		4,913	4,716
1.572% due 10/25/2035		2,283	2,262
1.822% due 12/25/2032		11	11
6.720% due 11/15/2026		3,185	3,375
Merrill Lynch Mortgage Trust
6.033% due 06/12/2050		655	688
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^		698	595
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		8,900	9,584
Morgan Stanley Capital Trust
1.085% due 03/15/2045		5,875	5,888
1.480% due 06/15/2044		1,092	1,093
4.700% due 07/15/2056		12,075	12,174
4.780% due 12/13/2041		7,620	7,695
4.989% due 08/13/2042		2,175	2,235
5.168% due 01/14/2042		5,068	5,137
5.376% due 11/14/2042		2,936	3,046
5.439% due 02/12/2044		112	113
5.598% due 03/12/2044		3,614	3,803
5.610% due 04/15/2049		956	963
5.773% due 04/12/2049		543	543
Morgan Stanley Mortgage Loan Trust
0.372% due 02/25/2047		970	318
2.177% due 06/25/2036		193	185
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		3,746	4,142
5.997% due 08/15/2045		2,178	2,405
MortgageIT Trust
0.892% due 12/25/2034		1,622	1,607
RBSSP Resecuritization Trust
0.472% due 08/26/2045		11,203	10,475
0.652% due 09/26/2036		5,096	4,957
0.652% due 10/26/2036		6,929	6,671
2.267% due 12/26/2036		5,088	5,135
2.406% due 10/26/2036		6,486	6,661
Residential Accredit Loans, Inc. Trust
0.362% due 04/25/2046		255	130
0.402% due 08/25/2037		657	523
0.452% due 08/25/2035		1,298	1,049
1.483% due 09/25/2045		800	669
Residential Asset Securitization Trust
2.487% due 12/25/2034		4,553	4,563
5.750% due 02/25/2036 ^		220	187
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		37	38
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039		8,306	8,924
Selkirk Ltd.
1.329% due 02/20/2041		19,267	19,258
Sequoia Mortgage Trust
0.913% due 10/20/2027		600	570
2.366% due 01/20/2047 ^		342	300
2.637% due 04/20/2035		410	411
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	1,506	2,041
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		$85	69
2.467% due 02/25/2034		142	144
2.518% due 08/25/2035		985	931
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037		1,156	896
0.342% due 07/25/2046		3,011	2,565
0.372% due 05/25/2036		7,708	5,818
0.372% due 05/25/2046		1,170	698

0.382% due 05/25/2045		585	532
0.405% due 07/19/2035		6,428	6,249
0.432% due 02/25/2036		39	31
0.445% due 07/19/2034		36	36
0.815% due 09/19/2032		39	38
0.855% due 03/19/2034		528	527
0.855% due 04/19/2035		1,915	1,912
Structured Asset Securities Corp.
4.550% due 02/25/2034		44	45
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032		90	88
2.218% due 01/25/2032		6	6
2.516% due 02/25/2032		115	113
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		247	234
Thornburg Mortgage Securities Trust
2.237% due 04/25/2045		339	345
TIAA Seasoned Commercial Mortgage Trust
5.564% due 08/15/2039		30,052	31,192
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	2,468	3,335
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$1,912	1,900
5.421% due 04/15/2047		235	235
5.455% due 12/15/2044		11,319	11,876
5.558% due 03/15/2045		2,450	2,603
5.928% due 06/15/2049		362	369
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045		36,875	37,703
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		159	150
0.422% due 12/25/2045		287	274
0.442% due 10/25/2045		624	591
0.462% due 01/25/2045		231	228
0.823% due 02/25/2047		804	669
0.853% due 01/25/2047		574	540
0.863% due 01/25/2047		1,230	1,033
0.883% due 04/25/2047		1,734	1,586
0.933% due 12/25/2046		2,305	2,133
0.943% due 12/25/2046		1,170	979
1.123% due 02/25/2046		2,833	2,685
1.123% due 08/25/2046		16,186	14,448
1.323% due 11/25/2042		412	405
1.523% due 06/25/2042		588	564
1.523% due 08/25/2042		636	614
1.850% due 01/25/2037 ^		678	602
1.932% due 02/27/2034		87	86
1.947% due 04/25/2037		462	406
1.951% due 01/25/2047		315	295
2.054% due 12/25/2036 ^		442	388
2.142% due 03/25/2033		89	90
2.193% due 02/25/2037 ^		1,143	954
2.201% due 07/25/2046		307	281
2.201% due 08/25/2046		7,719	7,159
2.201% due 09/25/2046		566	531
2.201% due 11/25/2046		196	193
2.201% due 12/25/2046		1,182	1,140
2.311% due 02/25/2037 ^		1,318	1,127
2.344% due 09/25/2036 ^		790	715
2.377% due 06/25/2034		2,162	2,210
2.380% due 02/25/2037 ^		2,673	2,387
2.417% due 09/25/2033		2,561	2,622
2.442% due 09/25/2033		992	1,009
2.776% due 05/25/2037 ^		923	790
Washington Mutual Mortgage Pass-Through Certificates Trust
1.093% due 05/25/2046		631	486
2.027% due 02/25/2033		42	41
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 12/25/2034		1,894	1,943
2.612% due 07/25/2036 ^		927	910
2.613% due 03/25/2036		244	245
2.614% due 06/25/2035		3,026	3,072
2.617% due 09/25/2034		261	268
WFRBS Commercial Mortgage Trust
1.081% due 04/15/2045		1,059	1,063
1.456% due 11/15/2044		1,716	1,729
1.607% due 06/15/2044		3,298	3,314
2.501% due 02/15/2044		484	489

Total Mortgage-Backed Securities (Cost $1,069,856)			1,064,453

ASSET-BACKED SECURITIES 8.4%
ACA CLO Ltd.
0.478% due 01/20/2021		3,489	3,479
0.479% due 07/25/2018		2,399	2,395

ACAS CLO Ltd.
0.438% due 04/20/2021		8,500	8,422
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		22	8
Aimco CLO
0.478% due 10/20/2019		3,777	3,758
0.479% due 08/20/2020		2,895	2,871
Alba SPV SRL
1.827% due 04/20/2040	EUR	12,385	17,061
ALM Ltd.
1.454% due 02/13/2023		$36,550	36,544
American Express Credit Account Master Trust
1.260% due 01/15/2020 (b)		15,900	15,904
American Money Management Corp. CLO Ltd.
0.478% due 12/19/2019		1,875	1,874
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		63	58
0.852% due 10/25/2031		377	339
0.852% due 08/25/2032		337	308
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029		99	92
Apidos CDO Ltd.
0.488% due 07/27/2017		64	64
0.490% due 06/12/2020		2,326	2,317
Apidos Quattro CDO
0.478% due 01/20/2019		7,078	7,046
Ares CLO Ltd.
0.857% due 11/25/2020		28,066	27,923
Ares VIR CLO Ltd.
0.490% due 03/12/2018		1,093	1,089
0.650% due 03/12/2018		3,100	3,073
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		687	643
Asset-Backed Securities Corp. Home Equity Loan Trust
0.232% due 05/25/2037		37	24
0.702% due 09/25/2034		222	222
Atrium
0.479% due 07/20/2020		524	519
Babson CLO Ltd.
0.453% due 01/18/2021		2,026	2,003
Bacchus Ltd.
0.468% due 01/20/2019		1,933	1,932
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		76	76
0.812% due 10/25/2032		520	496
0.952% due 10/27/2032		82	78
1.152% due 10/25/2037		2,675	2,503
1.152% due 11/25/2042		41	39
BlueMountain CLO Ltd.
0.461% due 11/15/2017		1,868	1,869
Cairn CLO BV
0.663% due 10/15/2022	EUR	3,525	4,796
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		$841	841
Carlyle High Yield Partners Ltd.
0.443% due 04/19/2022		8,785	8,645
0.453% due 04/19/2022		1,476	1,444
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		160	159
Celf Loan Partners Ltd.
1.235% due 07/25/2019		13,049	13,066
1.519% due 07/25/2019	GBP	3,304	5,662
CELF Low Levered Partners PLC
0.604% due 09/04/2024	EUR	4,184	5,578
Chase Funding Trust
0.792% due 08/25/2032		$34	31
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033		36	34
Citibank Credit Card Issuance Trust
4.150% due 07/07/2017		1,550	1,609
4.850% due 03/10/2017		7,000	7,217
Citibank Omni Master Trust
2.902% due 08/15/2018		264,553	265,417
4.900% due 11/15/2018		17,002	17,287
5.350% due 08/15/2018		27,300	27,468
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		642	578
COA Summit CLO Ltd.
1.586% due 04/20/2023		9,600	9,593
ContiMortgage Home Equity Loan Trust
0.832% due 03/15/2027		1	1
Cornerstone CLO Ltd.
0.446% due 07/15/2021		10,800	10,655
Countrywide Asset-Backed Certificates
0.252% due 08/25/2037		4,192	4,154
0.332% due 06/25/2036		45	43

0.332% due 09/25/2036		651	635
0.342% due 06/25/2036		432	421
0.632% due 12/25/2031		44	33
0.892% due 05/25/2032		239	227
1.010% due 05/25/2033		10	9
Countrywide Home Equity Loan Trust
0.292% due 01/15/2037		43	40
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		66	37
0.272% due 07/25/2037		507	330
Delta Funding Home Equity Loan Trust
0.972% due 09/15/2029		34	31
Denali Capital CLO Ltd.
0.488% due 04/21/2020		259	259
Drug Royalty LP
3.082% due 07/15/2023		12,200	12,200
Dryden Leveraged Loan CDO
0.468% due 10/20/2020		4,411	4,378
Dryden Senior Loan Fund
1.396% due 01/15/2022		19,100	19,102
Duane Street CLO Ltd.
0.478% due 01/11/2021		3,834	3,799
Duchess CLO BV
0.530% due 02/28/2023	EUR	4,435	5,923
Eaton Vance CDO PLC
0.461% due 03/25/2026		835	1,121
Educational Services of America, Inc.
0.882% due 04/25/2039		$8,884	8,897
EMC Mortgage Loan Trust
0.852% due 01/25/2041		627	612
0.892% due 05/25/2040		66	60
Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		591	511
0.712% due 11/25/2032		372	351
Eurocredit CDO PLC
0.620% due 01/16/2022	EUR	19,090	26,075
0.636% due 04/17/2023		592	803
Fairbanks Capital Mortgage Loan Trust
1.427% due 05/25/2028		$261	253
First NLC Trust
0.222% due 08/25/2037		615	331
Flagship CLO
0.461% due 09/20/2019		1,219	1,212
Ford Credit Auto Lease Trust
0.332% due 10/15/2016		21,500	21,504
Fore CLO Ltd.
0.473% due 07/20/2019		10,094	10,056
Four Corners CLO Ltd.
0.504% due 01/26/2020		2,905	2,891
Franklin CLO Ltd.
0.491% due 06/15/2018		5,414	5,377
Fraser Sullivan CLO Ltd.
0.491% due 03/15/2020		292	291
Galaxy CLO Ltd.
1.519% due 08/20/2022		3,000	2,988
Gallatin CLO Ltd.
1.432% due 07/15/2023		32,000	32,069
Golden Knight CDO Corp.
0.466% due 04/15/2019		9,384	9,355
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		1,539	1,537
Gracechurch Card Funding PLC
0.852% due 02/15/2017		74,100	74,343
Greenpoint Home Equity Loan Trust
0.512% due 01/15/2030		106	97
Gresham Capital CLO BV
0.816% due 03/23/2026	EUR	2,460	3,352
GSAMP Trust
0.222% due 12/25/2036		$455	248
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	24	33
HarbourView CLO
0.484% due 12/27/2019		$663	652
Hewett’s Island CDO Ltd.
0.451% due 06/09/2019		699	696
Home Equity Asset Trust
1.072% due 02/25/2033		1	1
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		799	796
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036		134	54
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		631	631

ING Investment Management CLO Ltd.
0.449% due 12/13/2020		1,783	1,781
0.479% due 12/13/2020		3,816	3,785
Inwood Park CDO Ltd.
0.453% due 01/20/2021		960	956
Irwin Whole Loan Home Equity Trust
0.692% due 07/25/2032		61	56
Jersey Street CLO Ltd.
0.478% due 10/20/2018		2,859	2,850
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		105	102
Jubilee CDO BV
0.626% due 08/21/2021	EUR	1,625	2,201
Lafayette CLO Ltd.
1.630% due 09/06/2022		$314	314
Landmark CDO Ltd.
0.501% due 07/15/2018		3,498	3,501
LCM LP
1.486% due 04/15/2022		45,900	45,913
Lehman ABS Mortgage Loan Trust
0.242% due 06/25/2037		519	314
Lehman XS Trust
0.300% due 04/25/2037 ^		1,535	1,124
Leopard CLO BV
0.677% due 04/21/2020	EUR	669	914
Lightpoint CLO
0.474% due 08/05/2019		$2,302	2,292
LightPoint Pan-European CLO PLC
0.595% due 01/31/2022	EUR	687	929
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		$359	327
0.852% due 03/25/2032		65	60
Madison Park Funding Ltd.
0.493% due 05/10/2019		158	158
1.481% due 06/15/2022		2,000	1,996
Malin CLO BV
0.531% due 05/07/2023	EUR	4,151	5,607
Marathon CLO Ltd.
0.501% due 12/20/2019		$2,007	2,003
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		2,638	2,660
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036		81	36
0.202% due 01/25/2037		438	171
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		6	2
0.272% due 02/25/2037		412	192
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 05/25/2037		290	193
0.252% due 09/25/2036		26	14
0.952% due 07/25/2037		461	437
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		9,597	9,596
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036		12	6
Motor PLC
1.286% due 02/25/2020		1,200	1,201
Mountain Capital CLO Ltd.
0.471% due 09/15/2018		1,187	1,183
MT Wilson CLO Ltd.
0.458% due 07/11/2020		3,420	3,412
Nash Point CLO
0.644% due 07/25/2022	EUR	644	879
National Collegiate Student Loan Trust
0.282% due 11/27/2028		$3,065	3,035
0.292% due 12/27/2027		1,202	1,189
0.392% due 07/25/2028		18,239	18,141
Nautique Funding Ltd.
0.476% due 04/15/2020		1,196	1,183
Nelnet Education Loan Funding, Inc.
0.367% due 08/26/2019		457	457
Nelnet Student Loan Trust
0.929% due 07/25/2018		466	467
New Century Home Equity Loan Trust
0.332% due 05/25/2036		660	434
0.412% due 06/25/2035		16	16
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		147	147
Northstar Education Finance, Inc.
0.368% due 01/30/2017		5,209	5,159
0.852% due 12/26/2031		18,348	18,380
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		393	393
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		1,004	997
1.493% due 05/05/2023		49,100	49,103

OneMain Financial Issuance Trust
2.430% due 06/18/2024		10,100	10,100
Option One Mortgage Loan Trust
0.692% due 08/25/2032		157	144
Option One Mortgage Loan Trust Asset-Backed Certificates
0.692% due 06/25/2032		23	21
Pacifica CDO Corp.
0.488% due 01/26/2020		857	855
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		1,345	1,365
Park Place Securities, Inc.
0.412% due 09/25/2035		546	542
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^		478	461
Prospero CLO BV
0.567% due 10/20/2022	EUR	690	934
Race Point CLO Ltd.
0.486% due 04/15/2020		$10,919	10,880
1.531% due 12/15/2022		54,350	54,413
Renaissance Home Equity Loan Trust
0.512% due 11/25/2034		217	183
0.652% due 12/25/2033		358	348
1.030% due 08/25/2033		720	681
Residential Asset Mortgage Products Trust
0.710% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^		82	70
Santander Drive Auto Receivables Trust
1.040% due 08/15/2016		2,883	2,886
Saturn CLO Ltd.
0.449% due 05/13/2022		7,294	7,194
SLM Private Education Loan Trust
0.902% due 10/16/2023		1,192	1,198
1.202% due 06/15/2023		847	852
1.252% due 12/15/2021		3,628	3,643
SLM Student Loan Trust
0.229% due 07/25/2017		485	484
0.299% due 04/27/2020		3,998	3,995
0.299% due 04/25/2022		9,203	9,187
0.309% due 07/25/2019		2,341	2,337
0.309% due 04/25/2023		53	53
0.349% due 01/27/2025		8,500	8,483
0.379% due 01/25/2021		2,373	2,373
0.411% due 03/15/2024		1,806	1,792
0.412% due 05/25/2018		15,002	15,005
0.852% due 01/25/2029		11,087	11,203
1.729% due 04/25/2023		11,780	12,194
South Carolina Student Loan Corp.
0.317% due 12/02/2019		10,968	10,919
0.777% due 03/01/2018		525	526
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034		90	79
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		452	453
Stone Tower CLO Ltd.
0.456% due 04/17/2021		4,000	3,933
Stoney Lane Funding Corp.
0.466% due 04/18/2022		3,203	3,155
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 01/25/2037		101	101
1.651% due 04/25/2035		1,718	1,675
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		883	820
Trimaran CLO Ltd.
0.475% due 11/01/2018		385	384
Venture CDO Ltd.
0.448% due 07/22/2021		1,750	1,726
0.508% due 07/22/2021		9,300	9,130
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		75	35
WG Horizons CLO
0.494% due 05/24/2019		4,758	4,705
WhiteHorse Ltd.
0.495% due 05/01/2018		9,283	9,270
0.695% due 05/01/2018		750	745

Total Asset-Backed Securities (Cost $1,196,392)			1,191,734

SOVEREIGN ISSUES 6.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		9,300	9,637
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	365,000	148,720
China Development Bank Corp.
5.000% due 10/15/2015		$6,000	6,302

Development Bank of Japan, Inc.
0.426% due 04/17/2015		75,500	75,493
0.537% due 02/23/2015		7,500	7,509
0.557% due 02/25/2015		6,900	6,909
1.625% due 10/05/2016		30,000	30,610
1.736% due 04/27/2017		12,000	12,059
2.750% due 03/15/2016		10,000	10,376
Italy Government International Bond Strips
0.000% due 09/27/2014		6,875	6,870
Japan Bank for International Cooperation
0.584% due 11/13/2018		50,000	50,076
1.875% due 09/24/2015		92,500	94,228
2.250% due 07/13/2016		45,780	47,297
2.500% due 01/21/2016		14,200	14,657
2.500% due 05/18/2016		5,000	5,183
5.250% due 03/23/2016		10,000	10,821
Japan Finance Organization for Municipalities
0.878% due 05/22/2017		32,000	32,141
Junta Comunidades de Castilla-La Mancha
4.707% due 11/15/2014		9,950	9,815
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	500	808
Kommunalbanken A/S
0.343% due 05/02/2017		$49,500	49,593
0.355% due 10/31/2016		17,560	17,581
0.409% due 02/20/2018		21,626	21,681
2.375% due 01/19/2016		6,350	6,545
Korea Housing Finance Corp.
3.500% due 12/15/2016		2,800	2,963
4.125% due 12/15/2015		3,750	3,926
Korea Land & Housing Corp.
1.875% due 08/02/2017		14,800	14,886
Province of Ontario
1.000% due 07/22/2016		42,000	42,302
1.600% due 09/21/2016		15,100	15,399
Qatar Government International Bond
4.000% due 01/20/2015		400	408
Republic of Korea
5.125% due 12/07/2016		2,800	3,092
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	7,400	10,296
4.000% due 02/17/2016		583	842
State of North Rhine-Westphalia
0.528% due 04/28/2017		$45,200	45,478
0.543% due 05/03/2017		29,000	29,160
0.928% due 07/11/2017		32,900	33,542

Total Sovereign Issues (Cost $871,066)			877,205

SHORT-TERM INSTRUMENTS 8.5%
CERTIFICATES OF DEPOSIT 3.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		90,300	90,305
Credit Suisse
0.547% due 08/24/2015		49,600	49,586
0.603% due 01/28/2016		1,400	1,401
Intesa Sanpaolo SpA
1.608% due 04/11/2016		11,900	12,016
1.650% due 04/07/2015		148,950	149,286
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		85,500	85,503
1.190% due 06/26/2015		17,000	17,002
Kookmin Bank
0.775% due 05/04/2015		15,000	15,000
0.799% due 04/27/2015		36,300	36,300

			456,399

COMMERCIAL PAPER 4.7%
Daimler Finance North America LLC
0.585% due 02/26/2015		2,800	2,791
0.600% due 02/26/2015		7,500	7,477
0.610% due 03/02/2015		6,600	6,579
ENI Coordination Center S.A.
0.500% due 03/20/2015		4,950	4,934
Entergy Corp.
0.870% due 08/25/2014		3,550	3,545
0.870% due 10/07/2014		6,000	5,992
0.890% due 09/18/2014		10,000	9,990
0.890% due 09/22/2014		6,700	6,693
0.900% due 10/02/2014		7,000	6,991
0.930% due 09/12/2014		18,600	18,583
0.950% due 07/11/2014		13,600	13,596
0.950% due 07/21/2014		19,010	19,000

Ford Motor Credit Co. LLC
0.650% due 07/07/2014		40,000	39,996
0.760% due 01/05/2015		14,000	13,955
0.880% due 07/14/2014		8,000	7,998
0.900% due 08/05/2014		12,100	12,089
0.900% due 10/03/2014		7,300	7,290
Glencore Funding LLC
0.580% due 08/19/2014		25,000	24,980
0.600% due 09/09/2014		2,000	1,999
0.610% due 10/07/2014		5,000	4,996
0.650% due 07/16/2014		18,000	17,995
0.650% due 10/06/2014		22,700	22,681
0.650% due 10/16/2014		25,000	24,977
0.670% due 08/11/2014		10,700	10,692
0.670% due 08/18/2014		30,000	29,973
0.680% due 07/08/2014		4,300	4,299
Kansas City Southern Railway
0.540% due 07/02/2014		5,300	5,300
0.590% due 07/11/2014		5,300	5,299
Mohawk Industries, Inc.
0.550% due 07/23/2014		8,800	8,797
0.570% due 07/21/2014		7,250	7,248
0.730% due 07/07/2014		28,100	28,097
0.780% due 07/02/2014		29,300	29,299
NiSource Finance Corp.
0.550% due 07/11/2014		11,500	11,498
0.610% due 07/24/2014		20,000	19,992
0.610% due 07/29/2014		14,700	14,693
0.620% due 07/22/2014		12,000	11,996
0.620% due 07/25/2014		24,000	23,990
0.620% due 07/28/2014		800	800
Noble Corp.
0.425% due 07/28/2014		23,188	23,181
Vodafone Group PLC
0.510% due 04/10/2015		18,000	17,931
0.530% due 06/02/2015		15,000	14,931
0.550% due 04/01/2015		125,000	124,541

			677,684

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.423% due 05/11/2015		20,000	20,011

SLOVENIA TREASURY BILLS 0.3%
0.969% due 09/11/2014 - 04/09/2015 (c)	EUR	29,225	40,002

U.S. TREASURY BILLS 0.2%
0.042% due 07/03/2014 - 12/26/2014 (c)(f)(h)		$31,993	31,988

Total Short-Term Instruments (Cost $1,225,134)			1,226,084

Total Investments in Securities (Cost $14,417,002)			14,468,842

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		764	8
PIMCO Short-Term Floating NAV Portfolio III		5,091	51

Total Short-Term Instruments (Cost $59)			59

Total Investments in Affiliates (Cost $59)			59

Total Investments 101.5% (Cost $14,417,061)			$14,468,901
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $10,583)			(6,389)
Other Assets and Liabilities, net (1.5%)			(212,421)

Net Assets 100.0%			$14,250,091

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	0.090%	05/21/2014	07/21/2014	$(130,108)	$(130,121)

Total Reverse Repurchase Agreements					$(130,121)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.300%	06/30/2014	07/01/2014	$(38,283)	$(38,283)

Total Sale-Buyback Transactions					$(38,283)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $256,427 at a weighted average interest rate of 0.082%.

(d)	Securities with an aggregate market value of $167,675 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Long	03/2016	14,149	$7,529	$969	$(726)
90-Day Eurodollar March Futures	Short	03/2016	19,567	(2,685)	0	(1,223)
U.S. Treasury 2-Year Note September Futures	Short	09/2014	13,366	(2,434)	0	(418)

Total Futures Contracts				$2,410	$969	$(2,367)

(f)	Securities with an aggregate market value of $20,571 and cash of $249 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	AUD	4,656		$4,348	$0	$(43)
	07/2014	EUR	6,975		9,461	0	(90)
	10/2014	DKK	168,000		30,140	0	(731)
	03/2015	EUR	3,400		4,630	0	(31)
BPS	07/2014	AUD	9,436		8,712	0	(185)
	07/2014	BRL	325,554		147,811	468	0
	07/2014	EUR	319,402		435,638	0	(1,719)
	07/2014		$142,163	BRL	325,554	5,180	0
	08/2014		1,063	EUR	781	6	0
	09/2014	AUD	13,400		$11,715	0	(865)
	10/2014	DKK	100,000		17,929	0	(446)
	10/2014	MXN	64,290		4,887	0	(31)
	07/2015	BRL	365,000		144,795	0	(5,343)
BRC	07/2014	AUD	10,556		9,750	0	(204)
	07/2014	EUR	117,351		160,117	0	(572)
	08/2014	DKK	3,925		733	12	0
	08/2014	EUR	20,190		27,479	0	(171)
	08/2014		$1,154	CHF	1,023	0	0
	09/2014	EUR	10,500		$14,335	0	(46)
	09/2014	GBP	119,676		200,877	0	(3,819)
	10/2014		10,538		17,427	0	(593)
	10/2014		$175,922	DKK	968,000	1,952	0
	11/2014	EUR	8,000		$10,917	0	(43)
	03/2015		3,400		4,666	6	0
	02/2016		600		833	6	0
CBK	07/2014	JPY	28,768,080		282,701	0	(1,274)
	07/2014	MXN	10,225		779	0	(8)
	09/2014	EUR	9,300		12,644	0	(94)
	10/2014	DKK	200,000		36,016	0	(735)
	10/2014	EUR	9,725		13,186	0	(136)
DUB	07/2014		$23,249	AUD	24,648	0	(7)
	07/2014		635,018	EUR	467,234	4,766	0
	07/2014		283,599	JPY	28,768,080	376	0
	08/2014	AUD	24,648		$23,192	7	0
	08/2014	EUR	467,234		635,095	0	(4,771)
	08/2014	JPY	28,768,080		283,662	0	(385)
	10/2014	DKK	500,000		89,985	0	(1,893)
	03/2015	EUR	400		554	5	0
	04/2015		1,000		1,380	9	0
FBF	07/2014		12,096		16,464	0	(99)
JPM	07/2014	BRL	325,554		142,052	0	(5,291)
	07/2014	EUR	11,411		15,537	0	(88)
	07/2014		$147,811	BRL	325,554	0	(468)
	09/2014	GBP	8,581		$14,529	0	(148)
RBC	08/2014	MXN	32,839		2,477	0	(45)
RYL	12/2015	GBP	10,899		17,759	0	(724)

Total Forward Foreign Currency Contracts						$12,793	$(31,098)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/26/2015	$1,220,000	$4,804	$1,726
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	03/18/2015	1,500,000	4,600	2,185

Total Purchased Options							$9,404	$3,911

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	03/18/2015	$3,000,000	$(4,800)	$(1,727)

Total Written Options							$(4,800)	$(1,727)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	EUR	10,000	$2,394	$73	$2,467	$0
	Lafarge S.A.	1.000%	06/20/2019	1.017%		15,000	(89)	79	0	(10)
BPS	Domtar Corp.	1.000%	06/20/2019	1.266%		$19,150	(325)	89	0	(236)
	Holcim Finance S.A.	1.000%	12/20/2018	0.625%	EUR	51,900	(809)	2,009	1,200	0
CBK	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%		8,200	1,957	66	2,023	0
	Lafarge S.A.	1.000%	06/20/2019	1.017%		11,500	(68)	60	0	(8)
FBF	CIT Group, Inc.	5.000%	03/20/2015	0.345%		$9,200	374	(48)	326	0
	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	EUR	21,500	5,117	187	5,304	0
GST	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	0.871%		$19,200	(731)	845	114	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.728%	JPY	40,000	(5)	6	1	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.942%		470,000	(110)	116	6	0
HUS	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	EUR	2,000	473	20	493	0
JPM	Domtar Corp.	1.000%	03/20/2019	1.190%		$1,250	(24)	13	0	(11)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.725%		12,000	(277)	409	132	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	0.871%		25,000	(942)	1,090	148	0
MYC	Domtar Corp.	1.000%	06/20/2019	1.266%		1,990	(32)	8	0	(24)

							$6,903	$5,022	$12,214	$(289)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$58,336	$(246)	$38	$0	$(208)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	164,441	(678)	91	0	(587)

					$(924)	$129	$0	$(795)

Total Swap Agreements					$5,979	$5,151	$12,214	$(1,084)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $9,403 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$81,006	$0	$81,006
Corporate Bonds & Notes
Banking & Finance	0	5,556,237	24,548	5,580,785
Industrials	43,250	2,290,060	0	2,333,310
Utilities	0	1,312,923	0	1,312,923
Municipal Bonds & Notes
Arkansas	0	5,987	0	5,987
California	0	88,224	0	88,224
Georgia	0	2,011	0	2,011
Hawaii	0	1,406	0	1,406
Massachusetts	0	10,320	0	10,320
New Jersey	0	11,252	0	11,252
New York	0	34,797	0	34,797
North Carolina	0	4,057	0	4,057
Ohio	0	8,270	0	8,270
Oregon	0	1,002	0	1,002
South Dakota	0	1,026	0	1,026
U.S. Government Agencies	0	625,533	7,457	632,990
Mortgage-Backed Securities	0	1,005,259	59,194	1,064,453
Asset-Backed Securities	0	1,168,803	22,931	1,191,734
Sovereign Issues	0	848,045	29,160	877,205
Short-Term Instruments
Certificates of Deposit	0	456,399	0	456,399
Commercial Paper	0	677,684	0	677,684
Short-Term Notes	0	20,011	0	20,011
Slovenia Treasury Bills	0	40,002	0	40,002
U.S. Treasury Bills	0	31,988	0	31,988
	$43,250	$14,282,302	$143,290	$14,468,842

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59	$0	$0	$59

Total Investments	$43,309	$14,282,302	$143,290	$14,468,901

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	969	0	0	969
Over the counter	0	28,918	0	28,918
	$969	$28,918	$0	$29,887

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,367)	0	0	(2,367)
Over the counter	0	(33,909)	0	(33,909)
	$(2,367)	$(33,909)	$0	$(36,276)

Totals	$41,911	$14,277,311	$143,290	$14,462,512

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$106,647	$24,551	$0	$13	$0	$211	$0	$(106,874)	$24,548	$(2)
U.S. Government Agencies	8,028	0	(572)	0	0	1	0	0	7,457	1
Mortgage-Backed Securities	1,337	23,902	(1,280)	(120)	0	(48)	35,403	0	59,194	(168)
Asset-Backed Securities	917	22,299	(291)	1	3	2	0	0	22,931	3
Sovereign Issues	18,084	11,070	0	(4)	0	10	0	0	29,160	10

Totals	$135,013	$81,822	$(2,143)	$(110)	$3	$176	$35,403	$(106,874)	$143,290	$(156)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$24,548	Benchmark Pricing	Base Price	100.00
U.S. Government Agencies	260	Benchmark Pricing	Base Price	98.75 - 99.00
	7,197	Third Party Vendor	Broker Quote	100.11
Mortgage-Backed Securities	58,106	Benchmark Pricing	Base Price	100.00
	1,088	Other Valuation Techniques (2)	—	—
Asset-Backed Securities	12,200	Benchmark Pricing	Base Price	100.00
	10,731	Third Party Vendor	Broker Quote	100.00 - 100.05
Sovereign Issues	29,160	Benchmark Pricing	Base Price	100.61

Total	$143,290

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® AR Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.4%
CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 17.5%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$2,600	$2,623
Ally Financial, Inc.
3.125% due 01/15/2016		700	720
3.500% due 07/18/2016		1,500	1,551
4.625% due 06/26/2015		7,995	8,265
6.250% due 12/01/2017		900	1,008
6.750% due 12/01/2014		5,600	5,739
8.300% due 02/12/2015		7,975	8,324
American Honda Finance Corp.
0.730% due 10/07/2016		3,100	3,125
American International Group, Inc.
5.050% due 10/01/2015		400	422
5.450% due 05/18/2017		1,800	2,009
8.250% due 08/15/2018		1,000	1,243
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,915
Banco do Brasil S.A.
2.899% due 07/02/2014		200	200
3.875% due 10/10/2022		700	660
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,000	1,045
Banco Santander Chile
1.828% due 01/19/2016		1,000	1,010
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		500	511
Bank of America Corp.
0.554% due 08/15/2016		400	397
1.500% due 10/09/2015		700	707
4.500% due 04/01/2015		2,400	2,472
6.400% due 08/28/2017		200	229
6.500% due 08/01/2016		12,425	13,777
Bank of Montreal
2.850% due 06/09/2015		200	205
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.640% due 03/10/2017		7,100	7,103
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	5,600	13,120
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	212
6.500% due 03/10/2021		200	226
6.750% due 09/30/2022		3,900	4,465
7.250% due 04/22/2020		400	457
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	2,245
CIT Group, Inc.
4.250% due 08/15/2017		$1,400	1,464
4.750% due 02/15/2015		8,300	8,482
5.000% due 05/15/2017		400	427
5.500% due 02/15/2019		1,700	1,848
Citigroup, Inc.
0.501% due 06/09/2016		4,600	4,560
0.904% due 11/15/2016		7,000	7,040
1.189% due 07/25/2016		8,600	8,698
1.250% due 01/15/2016		2,500	2,516
1.300% due 04/01/2016		1,000	1,006
2.650% due 03/02/2015		5,000	5,072
4.875% due 05/07/2015		1,000	1,036
5.000% due 09/15/2014		3,800	3,834
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		6,600	6,596
6.875% due 03/19/2020	EUR	600	992
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		$1,600	1,600
Deutsche Bank AG
0.698% due 05/30/2017		1,700	1,702
E*TRADE Financial Corp.
6.750% due 06/01/2016		900	981
Eksportfinans ASA
2.000% due 09/15/2015		700	701
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	2,130
5.875% due 01/14/2015		600	617

Ford Motor Credit Co. LLC
1.700% due 05/09/2016	2,900	2,938
2.500% due 01/15/2016	2,700	2,769
2.750% due 05/15/2015	6,850	6,983
3.875% due 01/15/2015	1,200	1,222
5.625% due 09/15/2015	5,069	5,364
7.000% due 04/15/2015	400	420
8.000% due 12/15/2016	200	233
8.700% due 10/01/2014	100	102
General Electric Capital Corp.
5.875% due 01/14/2038	33	40
General Motors Financial Co., Inc.
2.750% due 05/15/2016	700	712
4.750% due 08/15/2017	10,270	10,950
Goldman Sachs Group, Inc.
0.628% due 07/22/2015	1,700	1,701
5.750% due 01/24/2022	35	41
International Lease Finance Corp.
4.875% due 04/01/2015	1,900	1,951
5.750% due 05/15/2016	700	751
6.500% due 09/01/2014	3,700	3,732
6.750% due 09/01/2016	3,475	3,862
8.625% due 09/15/2015	2,466	2,676
Intesa Sanpaolo SpA
3.125% due 01/15/2016	5,400	5,552
JPMorgan Chase & Co.
0.847% due 02/26/2016	7,000	7,042
3.700% due 01/20/2015	38	39
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	3,600	4,095
Korea Development Bank
3.500% due 08/22/2017	200	211
Korea Exchange Bank
3.125% due 06/26/2017	1,400	1,459
Korea Finance Corp.
3.250% due 09/20/2016	600	628
Macquarie Bank Ltd.
6.625% due 04/07/2021	2,600	2,988
Macquarie Group Ltd.
7.300% due 08/01/2014	500	503
Morgan Stanley
0.706% due 10/15/2015	7,800	7,819
3.800% due 04/29/2016	1,300	1,365
New York Life Global Funding
0.576% due 05/23/2016	3,425	3,444
Nordea Bank AB
0.590% due 04/04/2017	3,200	3,207
Northern Rock Asset Management PLC
5.625% due 06/22/2017	1,100	1,236
Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	104
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	100	117
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,000	1,060
SLM Corp.
3.875% due 09/10/2015	6,570	6,734
5.000% due 04/15/2015	700	721
6.250% due 01/25/2016	2,100	2,239
Springleaf Finance Corp.
5.750% due 09/15/2016	200	213
6.900% due 12/15/2017	1,900	2,114
State Bank of India
4.500% due 10/23/2014	800	807
4.500% due 07/27/2015	100	103
Stone Street Trust
5.902% due 12/15/2015	200	213
Tri-Command Military Housing LLC
5.383% due 02/15/2048	1,326	1,176
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016	200	199
Union Bank N.A.
0.624% due 05/05/2017	4,000	4,001
Wells Fargo & Co.
1.250% due 07/20/2016	2,900	2,926
3.500% due 03/08/2022	38	39

		256,088

INDUSTRIALS 7.2%
21st Century Fox America, Inc.
5.300% due 12/15/2014	1,300	1,329
AbbVie, Inc.
0.983% due 11/06/2015	5,400	5,447
Braskem Finance Ltd.
5.750% due 04/15/2021	2,500	2,626

Cisco Systems, Inc.
0.277% due 09/03/2015		12,700	12,710
COX Communications, Inc.
5.500% due 10/01/2015		1,176	1,245
Daimler Finance North America LLC
0.829% due 01/09/2015		2,300	2,306
0.905% due 08/01/2016		3,600	3,635
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		3,000	3,117
DISH DBS Corp.
6.625% due 10/01/2014		900	912
7.125% due 02/01/2016		2,300	2,493
7.750% due 05/31/2015		6,400	6,796
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,220
Enbridge, Inc.
0.885% due 10/01/2016		2,500	2,515
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	804
HCA, Inc.
6.375% due 01/15/2015		600	616
6.500% due 02/15/2016		850	917
9.000% due 12/15/2014		400	414
Johnson & Johnson
0.299% due 11/28/2016		10,400	10,416
Kroger Co.
0.756% due 10/17/2016		3,400	3,410
MGM Resorts International
6.625% due 07/15/2015		3,450	3,631
7.500% due 06/01/2016		2,400	2,655
7.625% due 01/15/2017		400	453
PepsiCo, Inc.
0.425% due 07/30/2015		10,000	10,022
President and Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,513
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,100
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	606
Thomson Reuters Corp.
1.300% due 02/23/2017		9,800	9,817
Total Capital Canada Ltd.
0.606% due 01/15/2016		1,000	1,005
UAL Pass-Through Trust
10.400% due 05/01/2018		39	45
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,900	8,836
Volkswagen International Finance NV
0.829% due 11/20/2014		$1,520	1,523
Woodside Finance Ltd.
4.500% due 11/10/2014		800	811

			104,945

UTILITIES 2.9%
AT&T, Inc.
0.654% due 03/30/2017		4,500	4,512
Petrobras Global Finance BV
2.000% due 05/20/2016		7,700	7,723
Rosneft Finance S.A.
6.625% due 03/20/2017		100	110
Shell International Finance BV
0.293% due 11/10/2015		3,000	3,003
0.434% due 11/15/2016		2,500	2,504
Sprint Communications, Inc.
6.000% due 12/01/2016		500	546
Verizon Communications, Inc.
0.430% due 03/06/2015		900	900
1.761% due 09/15/2016		6,400	6,580
1.981% due 09/14/2018		10,100	10,667
2.500% due 09/15/2016		3,000	3,094
3.650% due 09/14/2018		2,400	2,565
6.100% due 04/15/2018		33	38

			42,242

Total Corporate Bonds & Notes (Cost $397,075)			403,275

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	142
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	4,180

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	536
San Luis Obispo County, California Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 09/01/2027	7,100	3,766
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	444

		9,068

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,256

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	138

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,402

NEW YORK 0.3%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York City, New York Water & Sewer System Revenue Bonds, (FGIC Insured), Series 2007
4.750% due 06/15/2033	3,300	3,506
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,187

		4,804

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	86

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	723

Total Municipal Bonds & Notes (Cost $18,509)		21,477

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.502% due 07/25/2037	133	133
0.532% due 07/25/2037	139	139
0.552% due 09/25/2035	280	281
0.602% due 09/25/2035	247	247
0.875% due 08/28/2017 - 12/20/2017	4,500	4,468
0.892% due 03/25/2040	357	362
1.250% due 01/30/2017	1,300	1,316
2.310% due 08/01/2022	100	98
4.000% due 07/01/2018 - 03/01/2026	3,182	3,387
4.500% due 04/01/2025 - 08/01/2044	56,654	61,245
4.501% due 07/01/2019	938	1,045
5.000% due 05/11/2017 - 08/01/2044	31,171	34,622
5.375% due 06/12/2017	100	113
5.500% due 09/01/2023 - 04/01/2040	12,420	13,893
6.000% due 05/01/2019 - 07/01/2044	11,149	12,552
7.500% due 04/01/2024 - 11/01/2037	390	414
Freddie Mac
0.192% due 12/25/2036	18	18
0.302% due 07/15/2019	9	9
0.862% due 10/15/2037	100	101
4.500% due 07/01/2044	6,000	6,491
5.000% due 08/01/2026 - 07/01/2044	4,411	4,882
5.500% due 08/23/2017 - 05/01/2040	1,606	1,794
6.000% due 04/01/2040 - 07/01/2044	1,016	1,142
Ginnie Mae
5.000% due 05/15/2038 - 04/15/2039	4,525	4,975
6.000% due 12/15/2038	245	275
Small Business Administration
5.290% due 12/01/2027	81	89
5.720% due 01/01/2029	1,538	1,721
6.020% due 08/01/2028	1,445	1,646

Total U.S. Government Agencies (Cost $155,505)		157,458

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	209	211
0.125% due 07/15/2022	1,855	1,868
0.625% due 07/15/2021	526	554
1.125% due 01/15/2021	217	235

1.250% due 07/15/2020 (e)		543	596
1.750% due 01/15/2028		3,281	3,776
2.000% due 07/15/2014 (e)(g)		60,363	60,504
2.375% due 01/15/2025		3,773	4,570
2.375% due 01/15/2027		2,468	3,028
2.500% due 01/15/2029		8,501	10,718
3.625% due 04/15/2028		147	206
U.S. Treasury Notes
1.750% due 05/15/2022 (g)		40	38
2.500% due 05/15/2024		149,900	149,607
3.500% due 05/15/2020 (g)		81	89

Total U.S. Treasury Obligations (Cost $234,526)			236,000

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
4.782% due 11/25/2037 ^		10,486	7,855
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		87	88
Bear Stearns Alt-A Trust
4.829% due 11/25/2035 ^		11,333	8,999
Chaseflex Trust
0.452% due 07/25/2037		659	554
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		3,523	3,538
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037		9	6
2.527% due 03/25/2036		923	875
5.231% due 08/25/2035		376	376
Countrywide Alternative Loan Trust
0.312% due 02/25/2047		42	37
0.352% due 06/25/2037		142	127
1.123% due 02/25/2036		14	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.465% due 02/20/2035		18	18
2.498% due 11/25/2034		15	14
5.500% due 11/25/2035 ^		119	117
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		4,467	4,830
DBRR Trust
0.853% due 02/25/2045		2,191	2,191
Eddystone Finance PLC
1.053% due 04/19/2021	GBP	2,229	3,739
Granite Master Issuer PLC
0.734% due 12/20/2054		1,741	2,965
0.814% due 12/20/2054		783	1,336
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	12	16
0.874% due 03/20/2044	GBP	358	612
0.874% due 06/20/2044		291	498
0.908% due 01/20/2044		18	31
0.934% due 09/20/2044		80	136
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$1,000	1,004
6.015% due 07/10/2038		1,108	1,187
GSR Mortgage Loan Trust
5.017% due 11/25/2035		21	20
HarborView Mortgage Loan Trust
0.325% due 12/19/2036 ^		1,246	863
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		18	18
5.397% due 05/15/2045		1,437	1,553
5.439% due 01/15/2049		4,754	5,230
JPMorgan Mortgage Trust
2.952% due 02/25/2035		7	7
3.185% due 08/25/2034		231	234
5.240% due 07/25/2035		126	129
5.750% due 01/25/2036 ^		35	32
LB Commercial Mortgage Trust
6.045% due 07/15/2044		5,584	6,199
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		1,576	1,687
Leek Finance PLC
0.833% due 12/21/2037	GBP	597	1,068
Merrill Lynch Mortgage Investors Trust
5.063% due 09/25/2035		$362	351
Morgan Stanley Capital Trust
5.610% due 04/15/2049		71	71
Residential Accredit Loans, Inc. Trust
0.337% due 08/25/2036		1,262	986
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	549	745
Structured Adjustable Rate Mortgage Loan Trust
2.631% due 04/25/2035		$455	448
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		368	349

Titan Europe PLC
0.809% due 10/23/2016	GBP	332	564
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$606	603
5.749% due 07/15/2045		686	745
WaMu Mortgage Pass-Through Certificates Trust
0.853% due 01/25/2047		44	41
2.201% due 09/25/2046		81	76
2.201% due 10/25/2046		78	72
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		1,690	1,649
2.613% due 03/25/2036		731	710
5.445% due 12/25/2036		666	672

Total Mortgage-Backed Securities (Cost $64,357)			66,284

ASSET-BACKED SECURITIES 3.8%
Apidos CDO Ltd.
0.488% due 07/27/2017		9	9
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		4	4
0.792% due 07/25/2035		300	273
Avenue CLO Ltd.
0.488% due 07/20/2018		185	185
Bacchus Ltd.
0.468% due 01/20/2019		1,105	1,104
Bear Stearns Asset-Backed Securities Trust
0.262% due 02/25/2037		3,929	3,702
0.312% due 08/25/2036		1,458	1,170
0.352% due 12/25/2036		525	493
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		966	966
Citibank Omni Master Trust
2.902% due 08/15/2018		1,700	1,706
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		43	39
Cornerstone CLO Ltd.
0.446% due 07/15/2021		2,700	2,664
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		61	60
5.530% due 04/25/2047		4,919	4,765
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037		13	8
Duane Street CLO Ltd.
0.478% due 01/11/2021		1,992	1,973
First Franklin Mortgage Loan Trust
0.682% due 09/25/2035		4,000	3,748
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	21	29
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		$230	228
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	1,908	2,590
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		$8	8
Lafayette CLO Ltd.
1.630% due 09/06/2022		31	31
Morgan Stanley ABS Capital, Inc. Trust
0.202% due 07/25/2036		7	3
Nob Hill CLO Ltd.
0.474% due 08/15/2018		456	455
Pacifica CDO Corp.
0.488% due 01/26/2020		199	199
Residential Asset Securities Corp. Trust
0.402% due 04/25/2037		18,700	16,302
SG Mortgage Securities Trust
0.332% due 02/25/2036		6,976	4,017
SLM Private Education Loan Trust
0.752% due 07/15/2022		6,258	6,273
3.402% due 05/16/2044		316	336
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	807	1,092
Soundview Home Loan Trust
0.212% due 11/25/2036		$10	4
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		749	749
Venture CDO Ltd.
0.448% due 07/22/2021		400	394

Total Asset-Backed Securities (Cost $54,588)			55,579

SOVEREIGN ISSUES 11.7%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	300	425
Hydro-Quebec
0.392% due 09/30/2014 (c)		$3,600	2,720

Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	18,400	25,419
2.250% due 05/15/2016		3,300	4,658
2.750% due 12/01/2015		1,000	1,413
3.000% due 06/15/2015		3,900	5,473
3.000% due 11/01/2015		500	707
3.750% due 08/01/2015		13,700	19,425
3.750% due 04/15/2016		400	579
3.750% due 08/01/2016		2,100	3,061
4.500% due 07/15/2015		17,400	24,835
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		1,300	1,773
0.000% due 12/31/2015		2,600	3,532
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	314
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	2,566	224
5.000% due 06/16/2016 (b)		4,875	413
Province of Ontario
0.950% due 05/26/2015		$600	604
1.100% due 10/25/2017		200	199
1.650% due 09/27/2019		300	296
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,712
Spain Government International Bond
3.000% due 04/30/2015	EUR	2,300	3,221
3.150% due 01/31/2016		3,800	5,429
3.300% due 07/30/2016		9,600	13,899
3.750% due 10/31/2015		6,400	9,160
4.000% due 07/30/2015		21,900	31,183
4.250% due 10/31/2016		7,400	10,981

Total Sovereign Issues (Cost $169,135)			171,655

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% (c)		4,400	5,342

Total Convertible Preferred Securities (Cost $5,487)			5,342

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 2.2%
Credit Suisse
0.462% due 03/17/2015		$900	900
0.641% due 12/07/2015		5,100	5,106
Intesa Sanpaolo SpA
1.650% due 04/07/2015		12,900	12,967
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		1,300	1,295
Royal Bank of Canada
1.370% due 05/07/2015	CAD	12,900	12,084

			32,352

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC
0.880% due 07/14/2014		$600	600
0.900% due 07/01/2014		300	300
0.900% due 08/05/2014		500	500
0.900% due 09/16/2014		1,600	1,598

			2,998

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		2,500	2,500

MEXICO TREASURY BILLS 2.3%
3.498% due 09/04/2014	MXN	448,000	34,349

U.S. TREASURY BILLS 0.0%
0.048% due 10/16/2014 - 11/06/2014 (a)(g)		$30	30

Total Short-Term Instruments (Cost $71,099)			72,229

Total Investments in Securities (Cost $1,170,281)			1,189,299

	SHARES
INVESTMENTS IN AFFILIATES 24.9%
SHORT-TERM INSTRUMENTS 24.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.9%
PIMCO Short-Term Floating NAV Portfolio	161	1
PIMCO Short-Term Floating NAV Portfolio III	36,454,043	364,249

Total Short-Term Instruments (Cost $364,216)		364,250

Total Investments in Affiliates (Cost $364,216)		364,250

Total Investments 106.3% (Cost $1,534,497)		$1,553,549
Financial Derivative Instruments (d)(f) 5.7% (Cost or Premiums, net $(1,005))		83,492
Other Assets and Liabilities, net (12.0%)		(176,166)

Net Assets 100.0%		$1,460,875

Notes to Schedule Of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,251	$718	$113	$0
90-Day Eurodollar December Futures	Long	12/2016	25	5	1	0
90-Day Eurodollar June Futures	Long	06/2016	199	324	10	0
90-Day Eurodollar March Futures	Long	03/2016	429	800	27	0
90-Day Eurodollar March Futures	Long	03/2017	25	6	2	0
90-Day Eurodollar September Futures	Long	09/2015	3,878	1,638	145	0
90-Day Eurodollar September Futures	Long	09/2016	62	37	3	0
Russell 2000 Mini Index September Futures	Long	09/2014	4,468	13,850	3,708	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	370	(41)	26	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	68	(35)	5	0

Total Futures Contracts				$17,302	$4,040	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$44,000	$882	$247	$0	$(20)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	4,050	104	50	0	(6)

					$986	$297	$0	$(26)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$2,400	$(20)	$(18)	$1	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	45,200	391	43	6	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	16,700	158	130	2	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	11,500	1,238	464	0	(61)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	65,300	(2,578)	(6,636)	0	(389)

					$(811)	$(6,017)	$9	$(450)

Total Swap Agreements					$175	$(5,720)	$9	$(476)

(e)	Securities with an aggregate market value of $31,489 and cash of $1,416 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	450		$204	$1	$0
	07/2014		$200	BRL	450	3	0
	07/2014		16,162	EUR	11,895	126	0
	08/2014	EUR	6,437		$8,766	0	(49)
	09/2014		$1,453	GBP	857	13	0
	05/2015	CAD	12,727		$11,594	0	(243)
	06/2015	EUR	4,848		6,591	0	(59)
	06/2016		13,705		18,764	0	(171)
BPS	07/2014	BRL	899		408	1	0
	07/2014	EUR	1,790		2,427	0	(24)
	07/2014		$400	BRL	899	7	0
	08/2014	EUR	100		$127	0	(10)
	06/2015		2,199		2,982	0	(34)
BRC	07/2014		3,247		4,407	0	(39)
	07/2014	JPY	81,500		799	0	(5)
	07/2014		$15,420	EUR	11,367	145	0
	09/2014	CAD	217		$200	0	(4)
	09/2014	GBP	14,956		25,104	0	(477)
	06/2015	EUR	2,786		3,785	0	(37)
	06/2016		2,579		3,546	0	(18)
CBK	07/2014		1,618		2,203	0	(13)
	09/2014	MXN	219,634		16,353	0	(503)
DUB	07/2014	EUR	186		253	0	(1)
	07/2014		$1,939	EUR	1,430	19	0
	06/2016	EUR	1,430		$1,958	0	(18)
FBF	07/2014		$5,427	EUR	4,006	59	0
	06/2015	EUR	4,006		$5,437	0	(58)
GLM	07/2014		111,837		153,167	29	0
	08/2014		$1,880	MXN	24,767	22	0
	09/2014	MXN	220,976		$16,453	0	(506)
	10/2014		$2,274	MXN	29,665	0	(5)
HUS	07/2014		3,870	EUR	2,855	40	0
JPM	07/2014	BRL	1,799		$817	3	0
	07/2014	EUR	900		1,218	0	(14)
	07/2014	JPY	1,266,599		12,436	0	(67)
	07/2014		$804	BRL	1,799	10	0
	07/2014		100,237	EUR	73,731	722	0
	07/2014		13,274	JPY	1,348,099	33	0
	08/2014	BRL	1,799		$796	0	(10)
	08/2014	EUR	73,731		100,249	0	(723)
	08/2014	JPY	1,348,099		13,277	0	(34)
MSC	07/2014		$4,934	EUR	3,621	25	0
	06/2016	EUR	3,621		$4,980	0	(22)
NAB	07/2014		$14,504	EUR	10,673	111	0
	06/2015	EUR	2,795		$3,801	0	(33)
	06/2016		7,878		10,817	0	(68)
RBC	09/2014		$4,787	MXN	62,261	0	(15)
UAG	07/2014	BRL	3,731		$1,662	0	(27)
	07/2014		$1,689	BRL	3,731	4	(5)
	08/2014		855		1,932	11	0

Total Forward Foreign Currency Contracts						$1,384	$(3,292)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$140,000	$(413)	$(449)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	140,000	(188)	(188)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	140,000	(602)	(602)

							$(1,203)	$(1,239)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Total Written Options						$(1,207)	$(1,239)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	03/20/2016	0.233%	$2,200	$(23)	$53	$30	$0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	800	(15)	21	6	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	1,200	(22)	27	5	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	500	(7)	11	4	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,000	(2)	11	9	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	600	(10)	15	5	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	1,100	4	7	11	0
CBK	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,800	(5)	21	16	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	100	(2)	3	1	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	400	(10)	12	2	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	3,100	0	49	49	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%	1,000	(10)	17	7	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	100	(1)	1	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	600	(4)	13	9	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	2,000	5	27	32	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	9,200	(1)	161	160	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,800	(3)	18	15	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.319%	500	(7)	11	4	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	4,200	2	71	73	0
HUS	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,300	(2)	13	11	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	300	(2)	3	1	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	800	(6)	17	11	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	4,800	(12)	109	97	0
JPM	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	100	(2)	3	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	5,000	(2)	89	87	0
MYC	Mexico Government International Bond	1.000%	03/20/2016	0.200%	1,000	(6)	20	14	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	1,900	4	29	33	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	300	1	1	2	0

						$(141)	$838	$697	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$2,600	$152	$(94)	$58	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	130	(107)	23	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	62	(51)	11	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	3	3	0

					$344	$(249)	$95	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,000	$1	$(20)	$0	$(19)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		32,500	5	53	58	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,000	(5)	31	26	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		4,000	(2)	6	4	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	0	0	0
DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	500	0	(10)	0	(10)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	0	0	0
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	900	0	(20)	0	(20)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,700	(1)	4	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,000	(1)	10	9	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	0	0	0	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		400	(2)	2	0	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,100	0	3	3	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		43,000	7	69	76	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,000	(1)	7	6	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		2,000	(1)	3	2	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	300	(1)	(6)	0	(7)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,000	0	3	3	0

							$(1)	$135	$190	$(56)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
FBF	Receive	Russell 2000 Index	53,878	3-Month USD-LIBOR less a specified spread	11/14/2014	$269,787		$31,500	$31,500	$0
JPM	Receive	Russell 2000 Index	108,457	3-Month USD-LIBOR less a specified spread	06/15/2015	555,811		50,640	50,640	0
								$82,140	$82,140	$0

Total Swap Agreements							$202	$82,864	$83,122	$(56)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $751 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$249,492	$6,596	$256,088
Industrials	0	104,900	45	104,945
Utilities	0	42,242	0	42,242
Municipal Bonds & Notes
California	0	9,068	0	9,068
Colorado	0	5,256	0	5,256
Nevada	0	138	0	138
New Jersey	0	1,402	0	1,402
New York	0	4,804	0	4,804
Ohio	0	86	0	86
Washington	0	723	0	723
U.S. Government Agencies	0	157,458	0	157,458
U.S. Treasury Obligations	0	236,000	0	236,000
Mortgage-Backed Securities	0	64,093	2,191	66,284
Asset-Backed Securities	0	55,579	0	55,579
Sovereign Issues	0	171,655	0	171,655
Convertible Preferred Securities
Banking & Finance	5,342	0	0	5,342
Short-Term Instruments
Certificates of Deposit	0	32,352	0	32,352
Commercial Paper	0	2,998	0	2,998
Short-Term Notes	0	2,500	0	2,500
Mexico Treasury Bills	0	34,349	0	34,349
U.S. Treasury Bills	0	30	0	30
	$5,342	$1,175,125	$8,832	$1,189,299

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$364,250	$0	$0	$364,250

Total Investments	$369,592	$1,175,125	$8,832	$1,553,549

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,040	9	0	4,049
Over the counter	0	84,506	0	84,506
	$4,040	$84,515	$0	$88,555

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(476)	0	(476)
Over the counter	0	(4,587)	0	(4,587)

	$0	$(5,063)	$0	$(5,063)

Totals	$373,632	$1,254,577	$8,832	$1,637,041

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4%
BANK LOAN OBLIGATIONS 1.5%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$2,985	$2,984
Dell, Inc.
3.750% due 10/29/2018		1,425	1,427
Hologic, Inc.
3.250% due 08/01/2019		797	798
MGM Resorts International
3.500% due 12/20/2019		690	688
OGX
TBD% - 8.000% due 04/11/2015		58	48
OSI Restaurant Partners LLC
3.500% due 10/26/2019		225	225
WMG Acquisition Corp.
3.750% due 07/01/2020		399	394

Total Bank Loan Obligations (Cost $6,527)			6,564

CORPORATE BONDS & NOTES 27.5%
BANKING & FINANCE 16.9%
Ally Financial, Inc.
3.500% due 07/18/2016		1,700	1,757
6.750% due 12/01/2014		300	307
8.300% due 02/12/2015		1,500	1,566
American International Group, Inc.
5.850% due 01/16/2018		200	228
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	3,000	4,441
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		200	310
Banco Bradesco S.A.
4.500% due 01/12/2017		$800	847
Banco do Brasil S.A.
3.875% due 10/10/2022		700	660
Banco Santander Chile
1.828% due 01/19/2016		100	101
Bank of America Corp.
1.105% due 04/01/2019		3,000	3,023
2.650% due 04/01/2019		1,000	1,015
Bank of America N.A.
0.645% due 05/08/2017		1,600	1,600
Bankia S.A.
3.625% due 10/05/2016	EUR	2,000	2,914
4.250% due 07/05/2016		2,000	2,934
4.500% due 04/26/2022		1,900	3,044
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,144
BNP Paribas S.A.
0.533% due 11/07/2015		2,300	2,300
BPCE S.A.
0.862% due 06/17/2017		1,800	1,801
Caixa Economica Federal
4.250% due 05/13/2019		1,100	1,113
CIT Group, Inc.
4.750% due 02/15/2015		1,200	1,226
Citigroup, Inc.
1.700% due 07/25/2016		1,700	1,721
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	2,000	3,538
Credit Agricole S.A.
0.775% due 06/12/2017		$2,200	2,201
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,053
Eksportfinans ASA
2.375% due 05/25/2016		700	702
3.000% due 11/17/2014		2,100	2,115
Export-Import Bank of Korea
2.030% due 03/21/2015		1,600	1,614
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,019
8.700% due 10/01/2014		500	510
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	813
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,100	1,653

Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		$300	346
HBOS PLC
6.750% due 05/21/2018		400	462
HSBC Holdings PLC
4.875% due 01/14/2022		800	899
ING Bank NV
2.000% due 09/25/2015		1,300	1,321
International Lease Finance Corp.
4.875% due 04/01/2015		900	924
7.125% due 09/01/2018		500	581
8.625% due 09/15/2015		2,500	2,712
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	720
JPMorgan Chase & Co.
0.744% due 02/15/2017		400	402
4.400% due 07/22/2020		1,200	1,313
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,514
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		100	146
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,166
Morgan Stanley
1.509% due 04/25/2018		2,000	2,042
Prudential Covered Trust
2.997% due 09/30/2015		960	984
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	318
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,800	1,933
SL Green Realty Corp.
4.500% due 12/01/2022		800	814
SLM Corp.
5.000% due 04/15/2015		200	206
Standard Chartered PLC
3.200% due 05/12/2016		100	104
3.850% due 04/27/2015		900	924
Swedbank Hypotek AB
1.375% due 03/28/2018		2,700	2,690
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	536
Weyerhaeuser Co.
7.375% due 10/01/2019		$1,500	1,849

			75,176

INDUSTRIALS 6.5%
Altria Group, Inc.
9.250% due 08/06/2019		354	471
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	9,100	699
American Tower Corp.
4.500% due 01/15/2018		$700	763
7.000% due 10/15/2017		700	815
Amgen, Inc.
0.608% due 05/22/2017		1,200	1,202
0.828% due 05/22/2019		700	702
2.200% due 05/22/2019		1,700	1,700
Anadarko Petroleum Corp.
8.700% due 03/15/2019		900	1,160
Ashland, Inc.
3.000% due 03/15/2016		1,300	1,332
Boston Scientific Corp.
6.000% due 01/15/2020		1,600	1,862
Cellco Partnership
8.500% due 11/15/2018		622	785
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	115
CNPC General Capital Ltd.
1.125% due 05/14/2017		500	502
2.750% due 05/14/2019		200	200
Crown Castle International Corp.
5.250% due 01/15/2023		200	209
Dow Chemical Co.
8.550% due 05/15/2019		100	129
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	220
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	1,965
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,566
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$300	303
2.250% due 06/05/2017		100	103

Lukoil International Finance BV
6.125% due 11/09/2020		1,400	1,521
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,013
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	62
8.500% due 06/01/2018 ^		600	39
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018	EUR	1,600	2,365
Rogers Communications, Inc.
6.800% due 08/15/2018		$1,500	1,784
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,035
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,100	1,163
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,957

			28,742

UTILITIES 4.1%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	100	140
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$1,000	1,003
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		400	413
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		700	762
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		900	845
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		540	585
Petrobras Global Finance BV
2.366% due 01/15/2019		600	599
2.592% due 03/17/2017		2,600	2,637
3.112% due 03/17/2020		1,600	1,648
3.250% due 03/17/2017		1,100	1,129
Rosneft Finance S.A.
7.875% due 03/13/2018		1,300	1,490
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,600	1,602
1.750% due 04/10/2017		2,800	2,804
Sprint Communications, Inc.
8.375% due 08/15/2017		600	703
Telefonica Europe BV
6.500% due 09/18/2018 (d)	EUR	200	302
Verizon Communications, Inc.
4.500% due 09/15/2020		$500	551
5.150% due 09/15/2023		500	560
6.400% due 09/15/2033		500	613

			18,386

Total Corporate Bonds & Notes (Cost $120,401)			122,304

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	570
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	183

			753

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	109

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	172

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	309

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041		100	112

Total Municipal Bonds & Notes (Cost $1,397)			1,455

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
0.522% due 05/25/2037	73	73
0.702% due 09/25/2041	470	474
0.822% due 03/25/2038	857	867
2.900% due 06/01/2020	1,260	1,312
3.500% due 07/01/2029	24,000	25,430
4.000% due 10/01/2024 - 05/01/2042	10,732	11,442
5.000% due 10/01/2041	259	289
5.898% due 03/25/2037 (a)	517	74
5.998% due 11/25/2039 (a)	380	54
6.000% due 05/01/2024	695	763
6.228% due 03/25/2037 (a)	890	133
6.348% due 02/25/2037 (a)	3,024	463
7.048% due 02/25/2037 (a)	351	60
9.815% due 11/25/2040	4	4
Freddie Mac
0.552% due 11/15/2043	11,145	11,145
0.672% due 12/15/2041	844	848
0.702% due 01/15/2042	1,554	1,562
1.251% due 07/15/2042	23	23
5.000% due 04/15/2041	400	455
5.500% due 03/15/2034	532	593
6.418% due 09/15/2036 (a)	561	91
10.557% due 02/15/2040	106	110
11.584% due 09/15/2041	25	27
12.745% due 02/15/2041	6	6

Total U.S. Government Agencies (Cost $55,989)		56,298

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Bonds
3.625% due 02/15/2044 (f)	6,100	6,425
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (f)(h)	4,504	4,535
0.125% due 07/15/2022 (f)(h)	14,124	14,218
0.625% due 02/15/2043	206	187
0.750% due 02/15/2042	4,091	3,845
U.S. Treasury Notes
1.500% due 01/31/2019 (h)(j)	14,700	14,689
2.750% due 11/15/2023 (f)	500	512

Total U.S. Treasury Obligations (Cost $44,543)		44,411

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
2.322% due 02/25/2045	576	583
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	900	971
Banc of America Mortgage Trust
2.680% due 02/25/2034	127	127
2.719% due 05/25/2033	346	349
2.773% due 01/25/2035	177	172
5.435% due 06/25/2035	79	78
Banc of America Re-REMIC Trust
5.811% due 02/24/2051	198	212
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036	122	123
5.151% due 08/25/2035	9	9
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	310	279
Chaseflex Trust
0.452% due 07/25/2037	775	652
Citigroup Commercial Mortgage Trust
2.388% due 09/10/2045 (a)	6,843	747
5.810% due 06/14/2050	150	164
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	501	504
2.500% due 10/25/2035	82	81
5.231% due 08/25/2035	90	90
Commercial Mortgage Trust
2.365% due 02/10/2029	200	206
Countrywide Alternative Loan Trust
0.455% due 11/20/2035	136	115
1.523% due 08/25/2035	74	67
1.603% due 01/25/2036	260	247
Countrywide Home Loan Mortgage Pass-Through Trust
0.482% due 02/25/2035	98	90
2.575% due 10/20/2034	463	416
2.747% due 08/25/2034	205	192

Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		77	77
Credit Suisse Mortgage Capital Certificates
5.773% due 04/12/2049		32	33
CSMC Mortgage-Backed Trust
5.750% due 03/25/2037 ^		293	268
DBRR Trust
0.946% due 09/25/2045		40	40
Deutsche ALT-A Securities, Inc.
0.652% due 02/25/2035		1,055	967
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		203	191
Granite Master Issuer PLC
0.313% due 12/20/2054	EUR	44	59
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,374
GSR Mortgage Loan Trust
2.556% due 12/25/2034		154	154
2.626% due 11/25/2035		244	240
2.676% due 09/25/2035		900	901
5.017% due 11/25/2035		144	144
5.211% due 07/25/2035		211	212
5.500% due 01/25/2037		724	728
JPMorgan Mortgage Trust
2.607% due 07/25/2035		1,088	1,093
Luminent Mortgage Trust
0.392% due 04/25/2036		616	428
Mall Funding PLC
1.208% due 04/22/2017	GBP	185	316
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		$59	58
1.822% due 02/25/2033		539	526
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	278
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		57	54
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		583	564
Nomura Asset Acceptance Corp.
2.957% due 07/25/2035		140	140
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	236
5.420% due 01/16/2049		139	148
5.695% due 09/16/2040		150	162
6.105% due 06/16/2049		194	213
6.140% due 02/16/2051		300	328
Sequoia Mortgage Trust
0.834% due 05/20/2034		303	292
Structured Adjustable Rate Mortgage Loan Trust
0.452% due 08/25/2036		987	773
Structured Asset Mortgage Investments Trust
0.382% due 02/25/2036		1,335	1,085
Structured Asset Securities Corp.
6.000% due 05/25/2034		19	19
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.652% due 12/25/2033		29	28
2.390% due 02/25/2034		1,247	1,228
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		333	341
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047		281	253
5.750% due 06/25/2047		646	583
Wachovia Bank Commercial Mortgage Trust
5.933% due 06/15/2049		500	548
WaMu Mortgage Pass-Through Certificates Trust
0.432% due 11/25/2045		88	80
2.201% due 08/25/2046		512	475
2.391% due 08/25/2035		40	40
Wells Fargo Commercial Mortgage Trust
1.182% due 02/15/2027		1,800	1,805
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		609	599
2.620% due 11/25/2036		175	161

Total Mortgage-Backed Securities (Cost $21,649)			24,716

ASSET-BACKED SECURITIES 5.1%
ACA CLO Ltd.
0.479% due 07/25/2018		137	137
Alba SPV SRL
1.827% due 04/20/2040	EUR	1,751	2,413
Bear Stearns Asset-Backed Securities Trust
0.642% due 07/25/2035		$668	663

Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	2,304	3,107
Cairn CLO BV
0.663% due 10/15/2022		688	936
Carrington Mortgage Loan Trust
0.252% due 06/25/2037		$66	65
Citibank Omni Master Trust
4.900% due 11/15/2018		250	254
COA Summit CLO Ltd.
1.586% due 04/20/2023		1,100	1,099
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		71	72
Countrywide Asset-Backed Certificates
0.752% due 08/25/2035		346	341
EFS Volunteer LLC
0.750% due 10/25/2021		304	304
EMC Mortgage Loan Trust
0.602% due 05/25/2043		315	294
Gallatin CLO Ltd.
1.432% due 07/15/2023		400	401
Home Equity Asset Trust
1.247% due 07/25/2035		1,000	891
HSI Asset Securitization Corp. Trust
0.332% due 04/25/2037		1,500	1,094
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	416	565
IXIS Real Estate Capital Trust
0.492% due 02/25/2036		$108	106
JPMorgan Mortgage Acquisition Corp.
0.342% due 05/25/2035		258	249
LCM LP
1.486% due 04/15/2022		2,300	2,301
Morgan Stanley Dean Witter Capital, Inc. Trust
1.132% due 02/25/2033		753	720
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		1,000	1,000
RAAC Trust
1.352% due 09/25/2047		940	928
Race Point CLO Ltd.
1.531% due 12/15/2022		3,700	3,704
SLM Student Loan Trust
0.512% due 06/17/2024	EUR	761	1,029

Total Asset-Backed Securities (Cost $21,318)			22,673

SOVEREIGN ISSUES 22.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,000	3,079
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	19,800	8,068
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		3,200	1,300
10.000% due 01/01/2025		6,200	2,456
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	150,000	1,431
4.500% due 07/03/2017		140,000	1,327
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,600	1,552
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	1,002	1,427
2.350% due 09/15/2024 (c)		806	1,183
2.750% due 11/15/2016		13,500	19,351
3.750% due 05/01/2021		2,000	3,039
4.500% due 05/01/2023		1,100	1,733
4.750% due 09/01/2021		900	1,451
4.750% due 09/01/2028		2,400	3,820
5.500% due 11/01/2022		100	168
Italy Government International Bond
5.250% due 09/20/2016		$400	437
Kommunalbanken A/S
0.614% due 03/27/2017		2,300	2,318
Mexico Government International Bond
6.500% due 06/09/2022	MXN	20,000	1,642
7.500% due 06/03/2027		47,200	4,136
7.750% due 05/29/2031		46,770	4,131
7.750% due 11/23/2034		12,900	1,145
8.500% due 11/18/2038		10,000	943
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	828
Russia Government International Bond
5.625% due 04/04/2042		1,000	1,050
Slovenia Government International Bond
4.125% due 02/18/2019		4,000	4,224
4.700% due 11/01/2016	EUR	1,200	1,782
5.250% due 02/18/2024		$300	324
5.500% due 10/26/2022		200	220

Spain Government International Bond
2.100% due 04/30/2017	EUR	5,600	7,955
4.400% due 10/31/2023		1,800	2,833
5.150% due 10/31/2028		2,400	3,966
5.400% due 01/31/2023		2,300	3,872
5.850% due 01/31/2022		4,300	7,416

Total Sovereign Issues (Cost $97,278)			100,607

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
GMAC Capital Trust
8.125% due 02/15/2040		81,912	2,236

Total Preferred Securities (Cost $2,226)			2,236

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.8%
CERTIFICATES OF DEPOSIT 3.4%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$3,250	3,250
China Construction Bank Corp.
1.000% due 07/28/2014		4,200	4,197
Credit Suisse
0.437% due 01/12/2015		2,500	2,501
0.547% due 08/24/2015		400	400
Intesa Sanpaolo SpA
1.650% due 04/07/2015		4,800	4,809

			15,157

REPURCHASE AGREEMENTS (e) 0.3%			1,228

MEXICO TREASURY BILLS 5.9%
3.067% due 10/30/2014 - 12/24/2014 (b)	MXN	344,000	26,187

U.S. TREASURY BILLS 1.2%
0.056% due 08/14/2014 - 11/20/2014 (b)(h)(j)		$5,209	5,208

Total Short-Term Instruments (Cost $47,684)			47,780

Total Investments in Securities (Cost $419,012)			429,044

	SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio		1,073	11
PIMCO Short-Term Floating NAV Portfolio III		4,942,145	49,382

Total Short-Term Instruments (Cost $49,391)			49,393

Total Investments in Affiliates (Cost $49,391)			49,393

Total Investments 107.5% (Cost $468,403)			$478,437
Financial Derivative Instruments (g)(i) 8.5% (Cost or Premiums, net $(2,065))			38,017
Other Assets and Liabilities, net (16.0%)			(71,493)

Net Assets 100.0%			$444,961

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,228	Fannie Mae 2.110% due 11/07/2022	$(1,257)	$1,228	$1,228

Total Repurchase Agreements						$(1,257)	$1,228	$1,228

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.210%	06/30/2014	07/09/2014	$(1,141)	$(1,141)
	0.220%	06/27/2014	07/03/2014	(2,452)	(2,453)

Total Reverse Repurchase Agreements					$(3,594)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.150%	07/01/2014	07/17/2014	$(727)	$(729)
MSC	0.280%	06/30/2014	07/02/2014	(6,803)	(6,803)
TDM	0.180%	06/30/2014	07/21/2014	(514)	(514)
	0.220%	06/30/2014	07/03/2014	(4,043)	(4,043)

Total Sale-Buyback Transactions					$(12,089)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $15,666 at a weighted average interest rate of 0.084%.
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.000%	07/01/2029	$1,000	$(1,061)	$(1,061)
	Fannie Mae	4.500%	07/01/2044	1,000	(1,070)	(1,083)
BOA	Fannie Mae	4.000%	08/01/2044	10,000	(10,573)	(10,575)
DEU	Fannie Mae	6.000%	07/01/2029	1,000	(1,045)	(1,063)
FOB	Fannie Mae	4.500%	08/01/2044	18,000	(19,426)	(19,443)
GSC	Fannie Mae	3.500%	07/01/2044	4,000	(4,081)	(4,114)
SAL	Fannie Mae	4.500%	07/01/2044	6,000	(5,378)	(5,413)

Total Short Sales					$(42,634)	$(42,752)

(f)	Securities with an aggregate market value of $15,599 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	1	$0	$0	$0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	36	(34)	0	(7)
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	9	(20)	0	(6)
Australia Government 3-Year Bond September Futures	Short	09/2014	52	(30)	2	(5)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	36	2	4	(1)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	29	1	2	(1)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	56	(27)	2	(2)
Canada Government 10-Year Bond September Futures	Short	09/2014	120	(138)	20	(12)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	91	153	1	(20)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	151	(310)	43	(19)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	56	48	0	0
Russell 2000 Mini Index September Futures	Long	09/2014	146	176	121	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	327	132	26	0
United Kingdom Long Gilt September Futures	Short	09/2014	2	(1)	1	0

Total Futures Contracts				$(48)	$222	$(73)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$4,900	$98	$10	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$200	$(1)	$0	$0	$0
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		60,100	(347)	(74)	0	(16)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		19,400	54	(34)	0	(6)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		85,800	(263)	(291)	0	(30)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		30,500	41	(60)	0	(11)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		12,600	(247)	(97)	0	(6)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		4,600	(36)	12	0	(2)
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		78,000	(1,231)	(918)	0	(46)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		37,000	(853)	(687)	0	(40)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		600	(24)	(34)	0	(1)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		9,500	(343)	(352)	0	(17)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		12,900	(509)	(1,182)	0	(77)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		300	7	6	2	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	4,400	(15)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		26,600	(1,765)	(1,184)	30	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	40,900	185	53	20	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		7,800	(191)	(146)	42	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	220,000	30	36	0	(2)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	5,000	2	2	0	0

						$(5,506)	$(4,957)	$94	$(254)

Total Swap Agreements						$(5,408)	$(4,947)	$94	$(256)

(h)	Securities with an aggregate market value of $6,582 and cash of $1,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	4,512		$2,040	$5	$(7)
	07/2014	INR	20,787		350	5	0
	07/2014		$2,013	BRL	4,512	29	0
	07/2014		633	EUR	467	6	0
	08/2014	EUR	862		$1,174	0	(7)
BPS	07/2014	BRL	1,111		504	2	0
	07/2014	EUR	1,147		1,564	0	(6)
	07/2014	INR	8,867		150	3	0
	07/2014	MXN	22,894		1,759	0	(3)
	07/2014		$494	BRL	1,111	9	0
	07/2014		3,749	INR	221,380	0	(77)
	08/2014	MXN	447,383		$33,223	0	(1,144)
	10/2014		57,310		4,357	0	(27)
	07/2015	BRL	289		117	0	(2)
BRC	07/2014		33,908		15,395	49	0
	07/2014	EUR	18,872		25,753	0	(88)
	07/2014	JPY	378,300		3,690	0	(45)
	07/2014	NZD	290		245	0	(9)
	07/2014		$14,990	BRL	33,908	357	0
	07/2014		1,366	INR	80,696	0	(28)
	08/2014	CHF	2,215		$2,476	0	(23)
	08/2014	SEK	72		11	0	0
	09/2014	GBP	2,975		4,994	0	(95)
	09/2014		$10,503	GBP	6,179	65	0
CBK	07/2014	BRL	2,250		$1,001	0	(17)
	07/2014	INR	14,246		240	4	0
	07/2014	MXN	5,917		454	0	(2)
	07/2014		$1,022	BRL	2,250	0	(3)
	07/2014		450	MXN	5,875	2	0
	08/2014	EUR	558		$760	0	(4)
	08/2014	INR	15,730		263	3	0
DUB	07/2014	BRL	381		173	1	0
	07/2014	JPY	222,500		2,180	0	(16)
	07/2014	MXN	5,632		433	0	0
	07/2014		$169	BRL	381	4	0
	07/2014		29,100	EUR	21,411	218	0
	08/2014	EUR	21,411		$29,103	0	(219)
	08/2014	NOK	42		7	0	0
FBF	07/2014	BRL	33,989		14,990	0	(394)
	07/2014		$15,432	BRL	33,989	0	(49)
	07/2014		87,618	EUR	64,232	334	0
	07/2014		936	INR	55,477	0	(16)
	08/2014	EUR	64,232		$87,630	0	(334)
	08/2014		$2,380	INR	144,890	13	0
	09/2014		4,794	GBP	2,827	41	0
	10/2014	BRL	12,193		$5,264	0	(113)
	01/2015		$15,293	BRL	36,487	401	0
GLM	07/2014	BRL	2,645		$1,201	4	0
	07/2014	EUR	57,735		79,071	15	0
	07/2014	MXN	3,903		299	0	(1)
	07/2014	NZD	167		141	0	(5)
	07/2014		$1,179	BRL	2,645	18	0
	07/2014		579	INR	34,412	0	(8)
	08/2014	MXN	57,310		$4,351	0	(50)
	09/2014		8,045		616	0	(1)
	10/2014	BRL	19,138		8,262	0	(177)
	10/2014	MXN	172,702		13,136	0	(70)
	11/2014		12,834		975	0	(5)
	12/2014		169,483		12,857	0	(55)
	01/2015	BRL	50		21	0	(1)
JPM	07/2014		19,435		8,682	0	(114)
	07/2014	EUR	6,757		9,210	0	(42)
	07/2014	JPY	2,634,479		25,866	0	(139)
	07/2014		$8,824	BRL	19,435	0	(28)
	07/2014		6,392	INR	382,167	0	(53)
	07/2014		31,856	JPY	3,235,279	80	0
	08/2014	CHF	1,700		$1,890	0	(28)
	08/2014	JPY	3,235,279		31,863	0	(80)
	08/2014	MXN	74,117		5,491	0	(203)
	08/2014		$8,603	BRL	19,435	111	0
	08/2014		765	INR	45,616	0	(11)
	08/2014		64,778	MXN	850,466	551	0
	09/2014	GBP	1,286		$2,178	0	(22)
	09/2014	MXN	6,765		520	2	0
MSC	08/2014	INR	15,730		263	3	0
	08/2014	MXN	323,948		23,979	0	(905)
	01/2015	BRL	36,391		13,932	0	(1,720)
RBC	07/2014	EUR	1,599		2,177	0	(12)
	09/2014	CAD	1,957		1,800	0	(30)
	09/2014		$455	MXN	5,922	0	(1)
UAG	07/2014	BRL	18,753		$8,478	20	(30)
	07/2014	MXN	5,310		407	0	(2)
	07/2014		$8,330	BRL	18,753	157	0
	07/2014		55	INR	3,260	0	(1)
	07/2014		482	NZD	571	18	0
	08/2014	INR	14,268		$240	4	0
	08/2014		$1,583	BRL	3,578	21	0
	07/2015	BRL	19,511		$7,915	0	(110)

Total Forward Foreign Currency Contracts						$2,555	$(6,632)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,600	$132	$100
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,500	199	156

Total Purchased Options							$331	$256

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$6,700	$(126)	$(102)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	10,500	(200)	(161)

							$(326)	$(263)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	8,900	$(31)	$(4)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,400	(15)	(2)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,400	(12)	(1)

							$(58)	$(7)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$1,600	$(45)	$(38)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	1,400	(10)	(10)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	4,600	(254)	(187)
	Put - OTC USD versus JPY		80.000	02/28/2019	1,200	(65)	(49)
BPS	Call - OTC USD versus INR	INR	60.300	07/17/2014	600	(4)	(3)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	2,100	(50)	(30)
	Put - OTC USD versus JPY		94.750	04/21/2016	3,300	(97)	(84)
CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	2,100	(47)	(39)
	Call - OTC USD versus BRL		2.600	03/11/2015	1,400	(25)	(21)
	Call - OTC USD versus BRL		2.740	06/08/2015	900	(20)	(16)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	800	(5)	(5)
	Call - OTC USD versus INR		61.300	08/14/2014	1,400	(12)	(7)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	800	(3)	(3)
DUB	Put - OTC USD versus ZAR		10.600	07/16/2014	3,100	(17)	(17)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	800	(10)	(12)
GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	2,000	(16)	(5)
	Call - OTC USD versus BRL		2.650	05/29/2015	8,500	(251)	(187)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	2,900	(16)	(25)
	Put - OTC USD versus ZAR		10.640	07/17/2014	2,300	(13)	(17)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	900	(11)	(14)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	5,900	(149)	(85)
MSB	Call - OTC USD versus INR	INR	61.300	08/14/2014	700	(6)	(3)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	2,100	(57)	(52)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	800	(5)	(5)

						$(1,188)	$(914)

Total Written Options						$(1,572)	$(1,184)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$2,100	$(86)	$56	$0	$(30)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		5,300	(277)	122	0	(155)
	Volvo Treasury AB	1.000%	03/20/2021	1.059%	EUR	600	(33)	31	0	(2)
BRC	Volvo Treasury AB	1.000%	03/20/2021	1.059%		500	(26)	23	0	(3)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$2,300	(95)	62	0	(33)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		600	(21)	13	0	(8)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		400	(18)	12	0	(6)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,500	(90)	46	0	(44)
HUS	Brazil Government International Bond	1.000%	03/20/2019	1.316%		3,100	(130)	87	0	(43)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		700	(46)	7	0	(39)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	1,600	18	0	18	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$2,100	(92)	63	0	(29)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		700	(47)	8	0	(39)

							$(943)	$530	$18	$(431)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	650,000	$42	$61	$103	$0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		360,000	22	36	58	0
DUB	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		450,000	27	45	72	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$1,127	(4)	0	0	(4)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		1,033	(4)	0	0	(4)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	330,000	22	31	53	0

						$105	$173	$286	$(8)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	8,300	$(2)	$1	$0	$(1)
BPS	Pay	28-Day MXN-TIIE	6.740%	10/26/2023		54,300	0	245	245	0
BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		8,300	0	16	16	0
DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	14,200	(76)	(71)	0	(147)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	6,000	28	8	36	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		5,700	(5)	4	0	(1)
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		6,000	0	4	4	0
HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	24	5	29	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		21,100	(6)	5	0	(1)
JPM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023		46,200	(25)	116	91	0
MYC	Pay	28-Day MXN-TIIE	6.250%	06/05/2023		10,000	(8)	28	20	0
SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,200	0	5	5	0

							$(70)	$366	$446	$(150)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	554	Not Applicable, Fully Funded	02/11/2015	$84	$84	$43	$127	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Receive	ERAUSST Index	28,550	1-Month USD-LIBOR less a specified spread	09/30/2014	$68,925		$3,186	$3,186	$0
GST	Receive	ERAUSST Index	7,207	1-Month USD-LIBOR less a specified spread	06/15/2015	17,773		430	430	0
JPM	Receive	ERAUSST Index	129,025	1-Month USD-LIBOR less a specified spread	10/31/2014	287,737		38,166	38,166	0
	Receive	ERAUSST Index	8,655	1-Month USD-LIBOR less a specified spread	04/13/2015	20,895		965	965	0

								$42,747	$42,747	$0

Total Swap Agreements							$(824)	$43,859	$43,624	$(589)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $4,115 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,516	$48	$6,564
Corporate Bonds & Notes
Banking & Finance	0	75,176	0	75,176
Industrials	0	28,742	0	28,742
Utilities	0	18,386	0	18,386
Municipal Bonds & Notes
California	0	753	0	753
Massachusetts	0	109	0	109
New York	0	172	0	172
Ohio	0	309	0	309
Pennsylvania	0	112	0	112
U.S. Government Agencies	0	56,298	0	56,298
U.S. Treasury Obligations	0	44,411	0	44,411
Mortgage-Backed Securities	0	24,504	212	24,716
Asset-Backed Securities	0	22,673	0	22,673
Sovereign Issues	0	100,607	0	100,607
Preferred Securities
Banking & Finance	2,236	0	0	2,236
Short-Term Instruments
Certificates of Deposit	0	15,157	0	15,157
Repurchase Agreements	0	1,228	0	1,228
Mexico Treasury Bills	0	26,187	0	26,187
U.S. Treasury Bills	0	5,208	0	5,208
	$2,236	$426,548	$260	$429,044

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,393	$0	$0	$49,393

Total Investments	$51,629	$426,548	$260	$478,437

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,752)	$0	$(42,752)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	222	94	0	316

Over the counter	0	46,308	127	46,435
	$222	$46,402	$127	$46,751

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	(256)	0	(329)

Over the counter	0	(8,405)	0	(8,405)

	$(73)	$(8,661)	$0	$(8,734)

Totals	$51,778	$421,537	$387	$473,702

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.2%
CORPORATE BONDS & NOTES 24.6%
BANKING & FINANCE 16.0%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		$2,450	$2,468
3.750% due 05/15/2019		2,200	2,219
Ally Financial, Inc.
2.427% due 12/01/2014		3,500	3,515
2.750% due 01/30/2017		700	710
4.625% due 06/26/2015		4,300	4,445
5.500% due 02/15/2017		3,800	4,125
6.250% due 12/01/2017		800	896
6.750% due 12/01/2014		5,100	5,220
8.300% due 02/12/2015		2,400	2,505
American International Group, Inc.
5.050% due 10/01/2015		500	527
8.250% due 08/15/2018		2,200	2,735
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,021
Banco do Brasil S.A.
2.899% due 07/02/2014		300	300
3.875% due 10/10/2022		1,200	1,131
Banco Santander Brasil S.A.
4.250% due 01/14/2016		400	418
4.500% due 04/06/2015		500	513
Banco Santander Chile
1.828% due 01/19/2016		1,000	1,010
Bank of America Corp.
0.554% due 08/15/2016		100	99
3.750% due 07/12/2016		2,400	2,526
4.500% due 04/01/2015		3,600	3,708
5.750% due 12/12/2014	GBP	1,800	3,146
Bank of Montreal
2.850% due 06/09/2015		$100	102
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.640% due 03/10/2017		5,800	5,802
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	5,600	13,120
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	212
6.500% due 03/10/2021		200	227
6.750% due 09/30/2022		1,200	1,374
7.250% due 04/22/2020		500	572
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,615
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,400	1,965
CIT Group, Inc.
4.250% due 08/15/2017		$5,200	5,437
4.750% due 02/15/2015		4,825	4,931
5.000% due 05/15/2017		400	427
5.250% due 03/15/2018		700	753
5.500% due 02/15/2019		1,400	1,522
Citigroup, Inc.
0.501% due 06/09/2016		10,600	10,509
0.904% due 11/15/2016		5,900	5,934
3.953% due 06/15/2016		600	633
4.450% due 01/10/2017		200	216
4.750% due 05/19/2015		6,200	6,428
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		5,800	5,797
E*TRADE Financial Corp.
6.000% due 11/15/2017		700	732
Eksportfinans ASA
2.000% due 09/15/2015		900	901
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,343
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		5,400	5,408
1.700% due 05/09/2016		2,700	2,735
4.207% due 04/15/2016		1,100	1,161
7.000% due 04/15/2015		7,500	7,877
8.700% due 10/01/2014		3,000	3,062
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,950	1,983
4.750% due 08/15/2017		1,600	1,706

Goldman Sachs Group, Inc.
0.628% due 07/22/2015		1,400	1,401
ILFC E-Capital Trust
6.250% due 12/21/2065		1,800	1,809
International Lease Finance Corp.
5.750% due 05/15/2016		1,175	1,261
6.500% due 09/01/2014		2,700	2,724
6.750% due 09/01/2016		2,300	2,556
8.625% due 09/15/2015		1,400	1,519
8.750% due 03/15/2017		1,600	1,863
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,600	4,730
JPMorgan Chase & Co.
0.847% due 02/26/2016		3,900	3,924
3.150% due 07/05/2016		1,800	1,877
3.450% due 03/01/2016		700	731
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	2,700	4,964
6.000% due 10/01/2017		$2,800	3,185
Korea Development Bank
3.000% due 09/14/2022		1,100	1,094
Korea Exchange Bank
3.125% due 06/26/2017		1,600	1,667
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,354
Morgan Stanley
6.000% due 04/28/2015		1,500	1,570
PKO Finance AB
4.630% due 09/26/2022		500	522
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	521
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		700	819
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		1,000	1,060
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	2,100	3,648
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$200	203
SLM Corp.
3.875% due 09/10/2015		825	846
6.250% due 01/25/2016		3,058	3,261
Springleaf Finance Corp.
5.750% due 09/15/2016		200	213
6.900% due 12/15/2017		700	779
State Bank of India
4.500% due 10/23/2014		400	403
4.500% due 07/27/2015		1,000	1,031
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,083	1,849
Union Bank N.A.
0.624% due 05/05/2017		3,400	3,400
XLIT Ltd.
5.250% due 09/15/2014		700	707

			197,212

INDUSTRIALS 5.8%
AbbVie, Inc.
0.983% due 11/06/2015		10,000	10,087
Baxter International, Inc.
0.401% due 12/11/2014		3,000	3,002
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,836
Daimler Finance North America LLC
0.829% due 01/09/2015		3,700	3,709
DISH DBS Corp.
7.125% due 02/01/2016		4,800	5,202
7.750% due 05/31/2015		1,200	1,274
Gilead Sciences, Inc.
2.400% due 12/01/2014		3,000	3,025
HCA, Inc.
3.750% due 03/15/2019		3,100	3,135
Johnson & Johnson
0.299% due 11/28/2016		8,900	8,914
Kansas City Southern de Mexico S.A. de C.V.
0.928% due 10/28/2016		600	602
KazMunayGas National Co. JSC
11.750% due 01/23/2015		1,900	2,010
Kraft Foods Group, Inc.
1.625% due 06/04/2015		2,721	2,750
McKesson Corp.
0.630% due 09/10/2015		7,000	7,015
MGM Resorts International
7.500% due 06/01/2016		1,100	1,217
7.625% due 01/15/2017		400	453

President and Fellows of Harvard College
6.000% due 01/15/2019		400	468
Rohm & Haas Co.
6.000% due 09/15/2017		115	130
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	606
Transocean, Inc.
4.950% due 11/15/2015		200	211
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	3,500	5,242
7.500% due 03/15/2019		1,500	2,205
Viacom, Inc.
4.250% due 09/15/2015		$2,500	2,608
Volkswagen International Finance NV
0.829% due 11/20/2014		4,000	4,009
Woodside Finance Ltd.
4.500% due 11/10/2014		700	710

			71,420

UTILITIES 2.8%
Petrobras Global Finance BV
2.000% due 05/20/2016		9,000	9,027
Rosneft Finance S.A.
6.625% due 03/20/2017		300	330
Shell International Finance BV
0.293% due 11/10/2015		2,500	2,502
0.434% due 11/15/2016		2,100	2,103
Sprint Communications, Inc.
6.000% due 12/01/2016		4,975	5,429
Verizon Communications, Inc.
0.430% due 03/06/2015		900	901
1.761% due 09/15/2016		5,200	5,346
1.981% due 09/14/2018		3,400	3,591
2.500% due 09/15/2016		2,600	2,681
3.650% due 09/14/2018		2,100	2,245

			34,155

Total Corporate Bonds & Notes (Cost $296,824)			302,787

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	142
6.918% due 04/01/2040		1,100	1,482
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	142
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	124
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		600	718
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	556

			3,164

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	375
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		200	226

			601

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034		500	562

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	138

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		1,000	1,402

NEW YORK 0.9%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036		100	111
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051		4,800	5,351

New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,186
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.551% due 11/15/2028	4,900	4,900

		11,548

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	220

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,506
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	557

		2,063

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	530	455

Total Municipal Bonds & Notes (Cost $17,862)		20,153

U.S. GOVERNMENT AGENCIES 14.8%
Fannie Mae
0.212% due 12/25/2036	57	56
0.500% due 03/25/2044	231	230
0.502% due 07/25/2037	173	172
0.532% due 07/25/2037	183	183
0.552% due 09/25/2035	249	250
0.562% due 09/25/2035	442	444
0.872% due 06/25/2037	606	613
0.875% due 08/28/2017 - 10/26/2017 (h)	18,500	18,367
0.882% due 06/25/2040	1,077	1,089
0.892% due 03/25/2040	485	492
0.902% due 01/25/2040	1,698	1,718
1.125% due 04/27/2017 (h)	600	603
1.250% due 01/30/2017 (h)	700	709
1.324% due 07/01/2044	33	34
2.260% due 08/01/2033	32	34
2.269% due 05/25/2035	24	25
2.310% due 08/01/2022	100	98
2.330% due 09/01/2033	97	101
2.557% due 01/01/2036	63	67
2.838% due 06/01/2033	198	202
2.960% due 05/01/2022	4,094	4,205
2.993% due 05/01/2036	4	4
3.156% due 05/01/2022	1,081	1,134
3.750% due 07/25/2042	4,480	4,198
4.000% due 09/01/2020 - 07/01/2025	808	861
4.376% due 12/01/2036	21	22
4.500% due 02/01/2020 - 08/01/2044	53,791	58,138
4.501% due 07/01/2019	1,219	1,359
4.508% due 09/01/2034	16	17
5.000% due 05/11/2017 (h)	100	112
5.000% due 07/01/2024 - 08/01/2044	36,199	40,159
5.375% due 06/12/2017 (h)	1,100	1,243
5.500% due 01/01/2021 - 08/01/2044	16,256	18,169
6.000% due 08/01/2036 - 02/01/2038	376	424
6.500% due 10/01/2035 - 10/01/2036	235	266
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	597	595
Freddie Mac
0.722% due 06/15/2041	303	306
0.852% due 08/15/2037	352	358
0.862% due 10/15/2037	80	81
0.872% due 05/15/2037 - 09/15/2037	397	401
1.000% due 03/08/2017 (h)	2,900	2,918
1.319% due 02/25/2045	30	31
2.250% due 02/01/2024	5	5
2.355% due 03/01/2034	158	169
4.000% due 06/15/2038	924	940
4.500% due 03/01/2029 - 07/01/2044	9,137	9,886
5.000% due 07/01/2035 - 07/01/2044	3,717	4,112
5.500% due 08/23/2017 (h)	100	114
5.500% due 08/15/2030 - 07/01/2038	125	140
Ginnie Mae
1.625% due 03/20/2027	2	2
5.000% due 04/15/2036 - 09/15/2039	5,347	5,880
8.000% due 02/15/2030	1	1

Small Business Administration
5.520% due 06/01/2024		321	352

Total U.S. Government Agencies (Cost $181,104)			182,089

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)		5,341	5,377
0.125% due 07/15/2022 (h)(j)		6,597	6,641
0.375% due 07/15/2023		2,241	2,284
0.625% due 07/15/2021 (h)		316	332
1.125% due 01/15/2021 (h)		217	235
1.250% due 07/15/2020 (h)		870	953
1.750% due 01/15/2028		3,168	3,646
2.000% due 07/15/2014 (h)(j)		8,551	8,572
2.000% due 01/15/2026		3,344	3,938
2.375% due 01/15/2025		9,557	11,578
2.375% due 01/15/2027		15,163	18,600
2.500% due 01/15/2029		4,306	5,429
3.625% due 04/15/2028		147	206
3.875% due 04/15/2029		2,019	2,949
U.S. Treasury Notes
2.500% due 05/15/2024 (f)		127,700	127,451

Total U.S. Treasury Obligations (Cost $198,793)			198,191

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
2.322% due 02/25/2045		109	110
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	646	895
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$131	131
5.919% due 05/10/2045		400	429
Banc of America Funding Corp.
2.689% due 05/25/2035		136	140
2.938% due 01/20/2047 ^		199	156
BCRR Trust
5.858% due 07/17/2040		461	489
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033		1	1
2.625% due 01/25/2034		2	2
2.771% due 01/25/2034		64	64
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		553	542
2.790% due 09/25/2035		121	106
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,800	1,873
Chaseflex Trust
0.452% due 07/25/2037		969	815
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		2,915	2,928
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		55	54
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.401% due 07/15/2044		1,731	1,800
Countrywide Alternative Loan Trust
0.272% due 06/25/2036		6,012	5,115
0.332% due 05/25/2047		298	259
6.000% due 10/25/2033		20	21
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		58	54
2.465% due 02/20/2035		430	428
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		83	90
5.460% due 09/15/2039		4,313	4,663
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037 ^		3,387	3,327
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	183	313
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		$171	163
Granite Master Issuer PLC
0.293% due 12/20/2054	EUR	747	1,018
0.353% due 12/20/2054		$109	108
0.734% due 12/20/2054	GBP	2,807	4,782
0.814% due 12/20/2054		1,436	2,449
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	18	24
0.908% due 01/20/2044	GBP	18	31
0.934% due 09/20/2044		112	191
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	101
GSR Mortgage Loan Trust
2.243% due 06/25/2034		113	114
4.862% due 11/25/2035 ^		469	439

5.017% due 11/25/2035		164	164
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		67	61
Impac CMB Trust
1.152% due 07/25/2033		38	36
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,232	1,347
5.439% due 01/15/2049		4,590	5,049
JPMorgan Mortgage Trust
2.574% due 08/25/2034		1,886	1,890
2.663% due 07/25/2035		2,272	2,281
5.107% due 11/25/2035		304	295
5.750% due 01/25/2036 ^		70	65
Lanark Master Issuer PLC
1.628% due 12/22/2054		3,180	3,225
LB Commercial Mortgage Trust
6.045% due 07/15/2044		5,431	6,029
Leek Finance Ltd.
0.450% due 12/21/2038		1,628	1,682
Leek Finance PLC
0.833% due 12/21/2037	GBP	66	119
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		$140	129
0.402% due 11/25/2035		100	97
1.822% due 12/25/2032		4	4
1.959% due 01/25/2029		17	17
2.470% due 02/25/2035		2,147	2,158
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	220
Morgan Stanley Capital Trust
5.376% due 11/14/2042		1,859	1,929
5.439% due 02/12/2044		371	373
5.610% due 04/15/2049		88	89
Prime Mortgage Trust
0.552% due 02/25/2034		20	19
Residential Accredit Loans, Inc. Trust
0.337% due 08/25/2036		1,262	986
5.500% due 01/25/2035		3,214	3,270
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		45	48
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	17	23
Structured Adjustable Rate Mortgage Loan Trust
2.518% due 08/25/2035		$123	116
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035		276	269
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		686	651
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		1,114	992
Titan Europe PLC
0.809% due 10/23/2016	GBP	332	564
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045		$57	54
1.123% due 02/25/2046		201	190
1.323% due 11/25/2042		28	28
1.523% due 08/25/2042		20	20
1.932% due 02/27/2034		23	23
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		1,458	1,422
2.613% due 03/25/2036		244	245
2.615% due 01/25/2035		196	197

Total Mortgage-Backed Securities (Cost $68,619)			70,602

ASSET-BACKED SECURITIES 2.1%
Access Group, Inc.
1.529% due 10/27/2025		747	752
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		18	16
Apidos CDO Ltd.
0.488% due 07/27/2017		11	11
Asset-Backed Securities Corp. Home Equity Loan Trust
0.792% due 07/25/2035		300	273
Avenue CLO Ltd.
0.488% due 07/20/2018		223	223
Citibank Omni Master Trust
2.902% due 08/15/2018		800	803
Cougar CLO PLC
0.639% due 07/15/2020	EUR	964	1,323
Countrywide Asset-Backed Certificates
0.632% due 12/25/2031		$50	37
5.530% due 04/25/2047		4,150	4,020
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		11	10

Fremont Home Loan Trust
0.212% due 01/25/2037		11	5
Hillmark Funding
0.477% due 05/21/2021		997	985
Lafayette CLO Ltd.
1.630% due 09/06/2022		46	46
Long Beach Mortgage Loan Trust
0.532% due 08/25/2045		13,000	12,191
0.712% due 10/25/2034		12	11
Nob Hill CLO Ltd.
0.474% due 08/15/2018		608	607
Pacifica CDO Corp.
0.488% due 01/26/2020		339	338
SLM Private Education Loan Trust
3.402% due 05/16/2044		253	269
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	1,037	1,404
Structured Asset Securities Corp. Mortgage Loan Trust
0.472% due 05/25/2037		$1,792	1,621
Wood Street CLO BV
0.657% due 11/22/2021	EUR	232	316

Total Asset-Backed Securities (Cost $23,875)			25,261

SOVEREIGN ISSUES 11.4%
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017		14,600	20,170
2.250% due 05/15/2016		2,000	2,823
2.750% due 12/01/2015		5,500	7,772
3.000% due 06/15/2015		4,300	6,035
3.000% due 11/01/2015		900	1,273
3.750% due 08/01/2015		12,600	17,865
3.750% due 04/15/2016		400	579
3.750% due 08/01/2016		800	1,166
4.500% due 07/15/2015		18,100	25,834
4.750% due 05/01/2017		100	152
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		2,500	3,410
0.000% due 12/31/2015		500	679
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	314
Province of Ontario
1.100% due 10/25/2017		300	299
1.650% due 09/27/2019		900	887
5.500% due 06/02/2018	CAD	100	107
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,826
Spain Government International Bond
3.000% due 04/30/2015	EUR	2,500	3,501
3.150% due 01/31/2016		500	714
3.300% due 07/30/2016		1,800	2,606
3.750% due 10/31/2015		9,700	13,883
4.000% due 07/30/2015		18,100	25,772
4.250% due 10/31/2016		1,400	2,078

Total Sovereign Issues (Cost $138,035)			139,745

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% (d)		6,450	7,830

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $8,369)			7,830

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
CERTIFICATES OF DEPOSIT 3.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.078% due 05/16/2016		$2,500	2,500

Bank of Nova Scotia
1.270% due 02/10/2015	CAD	11,800	10,974
Credit Suisse
0.465% due 03/17/2015		$800	800
0.641% due 12/07/2015		4,400	4,405
Intesa Sanpaolo SpA
1.650% due 04/07/2015		10,500	10,555
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		7,700	7,672
Royal Bank of Canada
1.370% due 05/07/2015	CAD	11,000	10,304

			47,210

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC
0.880% due 07/14/2014		$700	700
0.900% due 08/05/2014		600	599
0.900% due 09/16/2014		1,200	1,199

			2,498

REPURCHASE AGREEMENTS (e) 0.0%			486

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		2,400	2,400

GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	3,500	4,768

MEXICO TREASURY BILLS 2.3%
3.498% due 09/04/2014	MXN	363,000	27,832

U.S. TREASURY BILLS 0.2%
0.051% due 10/09/2014 - 10/16/2014 (b)(h)(j)		$2,716	2,716

Total Short-Term Instruments (Cost $86,825)			87,910

Total Investments in Securities (Cost $1,020,306)			1,034,568

	SHARES
INVESTMENTS IN AFFILIATES 25.3%
SHORT-TERM INSTRUMENTS 25.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.3%
PIMCO Short-Term Floating NAV Portfolio		250	2
PIMCO Short-Term Floating NAV Portfolio III		31,115,188	310,903

Total Short-Term Instruments (Cost $310,880)			310,905

Total Investments in Affiliates (Cost $310,880)			310,905

Total Investments 109.5% (Cost $1,331,186)			$1,345,473
Financial Derivative Instruments (g)(i) 2.3% (Cost or Premiums, net $(1,153))			27,572
Other Assets and Liabilities, net (11.8%)			(144,041)

Net Assets 100.0%			$1,229,004

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$486	Freddie Mac 2.000% due 01/30/2023	$(496)	$486	$486

Total Repurchase Agreements						$(496)	$486	$486

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
SOG	(0.020%)	07/01/2014	07/08/2014	$(5,207)	$(5,207)

Total Reverse Repurchase Agreements					$(5,207)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
MSC	0.100%	06/30/2014	07/01/2014	$(7,912)	$(7,912)

Total Sale-Buyback Transactions					$(7,912)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $31,387 at a weighted average interest rate of (0.136%).

(f)	Securities with an aggregate market value of $13,074 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,589	$657	$79	$0
90-Day Eurodollar December Futures	Long	12/2016	11	2	1	0
90-Day Eurodollar June Futures	Long	06/2016	173	291	9	0
90-Day Eurodollar March Futures	Long	03/2016	415	698	26	0
90-Day Eurodollar March Futures	Long	03/2017	11	3	1	0
90-Day Eurodollar September Futures	Long	09/2015	3,626	1,709	136	0
90-Day Eurodollar September Futures	Long	09/2016	36	5	2	0
E-mini S&P 500 Index September Futures	Long	09/2014	6,508	7,757	130	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	178	(20)	12	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	28	2	2	0

Total Futures Contracts				$11,104	$398	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$32,400	$649	$182	$0	$(15)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	3,400	87	42	0	(5)

					$736	$224	$0	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,800	$(41)	$(35)	$1	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		92,800	803	90	12	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		4,500	43	35	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		21,200	2,283	1,357	0	(113)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		34,800	(1,374)	(3,880)	0	(207)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	3,000	9	1	0	0

						$1,723	$(2,432)	$14	$(320)

Total Swap Agreements						$2,459	$(2,208)	$14	$(340)

(h)	Securities with an aggregate market value of $35,220 and cash of $1,834 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	450		$204	$1	$0
	07/2014		$200	BRL	450	3	0
	07/2014		13,956	EUR	10,271	109	0
	08/2014	EUR	5,517		$7,513	0	(42)
	09/2014		$1,546	GBP	912	14	0
	05/2015	CAD	10,852		$9,887	0	(207)
	06/2015	EUR	4,186		5,691	0	(51)
	06/2016		11,782		16,131	0	(147)
BPS	07/2014	BRL	899		408	1	0
	07/2014	EUR	1,490		2,020	0	(20)
	07/2014		$400	BRL	899	7	0
	08/2014	EUR	200		$253	0	(21)
	06/2015		1,882		2,552	0	(29)
BRC	07/2014		3,380		4,587	0	(41)
	07/2014	JPY	71,300		699	0	(5)
	07/2014		$13,225	EUR	9,749	124	0
	09/2014	GBP	22,860		$38,371	0	(730)
	06/2015	EUR	2,386		3,242	0	(31)
	06/2016		2,227		3,062	0	(15)
CBK	07/2014		1,471		2,002	0	(12)
	09/2014	MXN	177,953		13,249	0	(408)
	02/2015	CAD	11,687		10,669	0	(223)
DUB	07/2014	EUR	225		306	0	(2)
	07/2014		$1,658	EUR	1,223	16	0
	06/2016	EUR	1,223		$1,675	0	(15)
FBF	07/2014		$4,656	EUR	3,437	50	0
	06/2015	EUR	3,437		$4,665	0	(50)
GLM	07/2014		95,843		131,262	25	0
	08/2014		$1,484	MXN	19,553	17	0
	09/2014	MXN	179,060		$13,332	0	(410)
	09/2014		$4,376	MXN	57,073	0	(2)
	10/2014		2,876		37,606	5	(4)
HUS	07/2014		3,311	EUR	2,443	34	0
JPM	07/2014	BRL	1,477		$671	2	0
	07/2014	EUR	700		947	0	(11)
	07/2014	JPY	1,105,786		10,857	0	(59)
	07/2014		$660	BRL	1,477	9	0
	07/2014		86,551	EUR	63,664	624	0
	07/2014		11,590	JPY	1,177,086	29	0
	08/2014	BRL	1,477		$654	0	(8)
	08/2014	EUR	63,664		86,562	0	(625)
	08/2014	JPY	1,177,086		11,593	0	(29)
	09/2014		$3,725	GBP	2,200	38	0
MSC	07/2014		4,261	EUR	3,127	21	0
	06/2016	EUR	3,127		$4,301	0	(19)
NAB	07/2014		$12,495	EUR	9,195	95	0
	06/2015	EUR	2,392		$3,253	0	(28)
	06/2016		6,803		9,341	0	(59)
RBC	09/2014	CAD	1,117		1,028	0	(17)
UAG	07/2014	BRL	3,050		1,358	0	(22)
	07/2014		$1,383	BRL	3,050	2	(4)
	08/2014		696		1,573	10	0

Total Forward Foreign Currency Contracts						$1,236	$(3,346)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$119,000	$(351)	$(381)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	118,600	(160)	(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	118,600	(510)	(510)

							$(1,021)	$(1,051)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(33)	$(24)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$(1)

Total Written Options						$(1,069)	$(1,076)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2019	0.919%	$2,200	$(40)	$49	$9	$0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	700	(2)	16	14	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	500	(7)	11	4	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	900	(1)	9	8	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%	800	9	5	14	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	500	(8)	12	4	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%	400	6	1	7	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	1,000	(10)	17	7	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	400	(1)	4	3	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%	100	(4)	5	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	1,800	(29)	39	10	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	800	(14)	17	3	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.283%	800	10	3	13	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	800	(6)	17	11	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	1,900	5	26	31	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	7,500	0	131	131	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	0.577%	1,700	(2)	17	15	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.319%	500	(7)	10	3	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	1,400	(13)	32	19	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	3,600	(122)	179	57	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	3,400	2	57	59	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%	600	(6)	11	5	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	5,300	(142)	187	45	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	1,800	(30)	40	10	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	200	(1)	2	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	4,000	(10)	91	81	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%	100	(1)	2	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	4,000	(2)	72	70	0
MYC	China Government International Bond	1.000%	06/20/2016	0.241%	600	(18)	28	10	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	1,600	(122)	135	13	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	1,000	(17)	22	5	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	1,400	(9)	28	19	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%	1,500	3	23	26	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	200	1	0	1	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%	500	(5)	9	4	0

						$(596)	$1,312	$716	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$900	$53	$(33)	$20	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	117	(97)	20	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	386	0	6	6	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,200	265	(171)	94	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	675	0	10	10	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	79	(63)	16	0

					$514	$(348)	$166	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,100	$1	$(22)	$0	$(21)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		48,600	7	78	85	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		8,000	(7)	31	24	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	(1)	0	0	(1)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		500	(1)	1	0	0
DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	0	0	(1)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	600	0	(12)	0	(12)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	500	(1)	1	0	0
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	1,100	0	(24)	0	(24)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,800	(1)	4	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		4,000	(2)	14	12	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		600	(1)	1	0	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		900	(3)	4	1	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,400	0	4	4	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		64,000	10	103	113	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,000	(1)	10	9	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	400	(1)	(8)	0	(9)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	2,000	0	6	6	0

							$(2)	$191	$257	$(68)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	103,567	3-Month USD-LIBOR plus a specified spread	04/28/2015	$349,592		$17,871	$17,871	$0
DUB	Receive	S&P 500 Total Return Index	59,000	3-Month USD-LIBOR plus a specified spread	03/31/2015	197,755		11,744	11,744	0

								$29,615	$29,615	$0

Total Swap Agreements							$(84)	$30,770	$30,754	$(68)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $976 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$191,415	$5,797	$197,212
Industrials	0	71,420	0	71,420
Utilities	0	34,155	0	34,155
Municipal Bonds & Notes
California	0	3,164	0	3,164
Illinois	0	601	0	601
Iowa	0	562	0	562
Nevada	0	138	0	138
New Jersey	0	1,402	0	1,402
New York	0	11,548	0	11,548
North Carolina	0	220	0	220
Ohio	0	2,063	0	2,063
West Virginia	0	455	0	455
U.S. Government Agencies	0	182,089	0	182,089
U.S. Treasury Obligations	0	198,191	0	198,191
Mortgage-Backed Securities	0	70,602	0	70,602
Asset-Backed Securities	0	25,261	0	25,261
Sovereign Issues	0	139,745	0	139,745
Convertible Preferred Securities
Banking & Finance	7,830	0	0	7,830
Short-Term Instruments
Certificates of Deposit	0	47,210	0	47,210
Commercial Paper	0	2,498	0	2,498
Repurchase Agreements	0	486	0	486
Short-Term Notes	0	2,400	0	2,400
Greece Treasury Bills	0	4,768	0	4,768
Mexico Treasury Bills	0	27,832	0	27,832
U.S. Treasury Bills	0	2,716	0	2,716
	$7,830	$1,020,941	$5,797	$1,034,568

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$310,905	$0	$0	$310,905

Total Investments	$318,735	$1,020,941	$5,797	$1,345,473

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	398	14	0	412
Over the counter	0	31,990	0	31,990
	$398	$32,004	$0	$32,402

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(340)	0	(340)
Over the counter	0	(4,489)	(1)	(4,490)

	$0	$(4,829)	$(1)	$(4,830)

Totals	$319,133	$1,048,116	$5,796	$1,373,045

There were no significant transfers between Level 2 and 3 during the period ended June 30, 2014. There were assets and liabilities valued at $17,871 transferred from Level 1 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® AR Short Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0%
CORPORATE BONDS & NOTES 29.2%
BANKING & FINANCE 21.3%
Ally Financial, Inc.
2.427% due 12/01/2014		$2,900	$2,912
3.500% due 07/18/2016		9,400	9,717
5.500% due 02/15/2017		3,000	3,257
6.250% due 12/01/2017		3,200	3,584
6.750% due 12/01/2014		14,700	15,067
8.300% due 02/12/2015		400	418
American International Group, Inc.
5.450% due 05/18/2017		100	112
5.600% due 10/18/2016		3,000	3,300
6.765% due 11/15/2017	GBP	1,500	2,925
ASIF
3.000% due 02/17/2017	EUR	3,100	4,208
Banco del Estado de Chile
4.125% due 10/07/2020		$13,000	13,829
Banco do Brasil S.A.
2.899% due 07/02/2014		1,900	1,900
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,091
4.500% due 04/06/2015		3,400	3,485
Banco Santander Chile
1.828% due 01/19/2016		1,400	1,414
Bank of America Corp.
0.686% due 01/15/2015		2,200	2,203
0.792% due 09/14/2018	EUR	16,500	21,899
0.879% due 05/23/2017		5,700	7,746
0.991% due 09/15/2026		$20,900	18,782
3.875% due 03/22/2017		12,900	13,752
5.750% due 12/12/2014	GBP	2,400	4,195
6.500% due 08/01/2016		$2,200	2,439
Bank of America N.A.
0.695% due 11/14/2016		41,000	41,101
Bank of Montreal
1.950% due 01/30/2018		1,000	1,026
Bank One Capital
8.750% due 09/01/2030		325	442
Barclays Bank PLC
10.179% due 06/12/2021		41,100	57,075
14.000% % due 06/15/2019 (d)	GBP	15,100	35,378
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	635
6.500% due 03/10/2021		3,300	3,737
6.750% due 09/30/2022		34,200	39,159
Bear Stearns Cos. LLC
0.617% due 11/21/2016		13,669	13,664
BPCE S.A.
1.479% due 04/25/2016		5,000	5,080
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	8,000
CIT Group, Inc.
4.250% due 08/15/2017		$8,100	8,470
5.000% due 05/15/2017		1,525	1,629
5.250% due 03/15/2018		8,000	8,610
5.500% due 02/15/2019		5,800	6,304
Citigroup, Inc.
0.501% due 06/09/2016		35,500	35,194
1.189% due 07/25/2016		10,900	11,024
3.953% due 06/15/2016		2,000	2,111
4.450% due 01/10/2017		1,000	1,078
5.000% due 09/15/2014		52,300	52,765
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		25,500	25,486
6.875% due 03/19/2020	EUR	4,100	6,778
11.000% due 06/30/2019 (d)		$24,490	32,944
Credit Agricole S.A.
1.386% due 04/15/2016		15,000	15,185
Credit Suisse
0.719% due 05/26/2017		6,500	6,520
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,100	1,150
6.750% due 06/01/2016		1,950	2,125
Eksportfinans ASA
2.000% due 09/15/2015		19,200	19,229
2.375% due 05/25/2016		22,310	22,366

Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,561
Export-Import Bank of Korea
4.000% due 01/29/2021		17,700	18,854
5.875% due 01/14/2015		1,900	1,953
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		8,729	8,742
7.000% due 04/15/2015		5,300	5,567
8.700% due 10/01/2014		3,000	3,062
12.000% due 05/15/2015		7,400	8,133
General Motors Financial Co., Inc.
4.750% due 08/15/2017		6,800	7,250
Goldman Sachs Group, Inc.
0.852% due 06/04/2017		2,000	2,002
HBOS PLC
0.930% due 09/06/2017		900	897
1.110% due 09/01/2016	EUR	100	137
HSBC Bank USA N.A.
6.000% due 08/09/2017		$14,400	16,233
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,774
ILFC E-Capital Trust
6.250% due 12/21/2065		2,530	2,543
International Lease Finance Corp.
5.750% due 05/15/2016		200	215
7.125% due 09/01/2018		5,850	6,801
8.625% due 09/15/2015		2,500	2,712
JPMorgan Chase & Co.
0.744% due 02/15/2017		22,900	22,998
0.847% due 02/26/2016		40,000	40,243
1.054% due 05/30/2017	GBP	2,800	4,731
5.250% due 05/01/2015		$1,000	1,039
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	6,000	8,194
6.000% due 10/01/2017		$6,627	7,538
Korea Development Bank
4.375% due 08/10/2015		2,500	2,602
Korea Exchange Bank
3.125% due 06/26/2017		10,100	10,522
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,255
LBG Capital PLC
7.375% due 03/12/2020	EUR	1,500	2,241
7.625% due 12/09/2019	GBP	3,810	6,833
7.625% due 10/14/2020	EUR	2,400	3,664
8.000% due 06/15/2020 (d)		$2,000	2,219
9.125% due 07/15/2020	GBP	3,223	5,830
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$1,800	1,920
Morgan Stanley
0.706% due 10/15/2015		61,820	61,967
National City Bank
0.601% due 06/07/2017		700	699
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,656
Nordea Bank AB
0.590% due 04/04/2017		$11,800	11,824
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,921
Qatari Diar Finance Co.
3.500% due 07/21/2015		1,300	1,336
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014		14,354	14,489
6.990% due 10/05/2017 (d)		900	1,053
Royal Bank of Scotland NV
0.931% due 03/09/2015		837	836
Royal Bank of Scotland PLC
0.928% due 04/11/2016		2,000	1,995
0.974% due 09/29/2015		1,000	1,001
1.007% due 10/14/2016		2,000	2,002
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,900	7,314
SLM Corp.
4.000% due 07/25/2014		5,000	5,006
4.250% due 08/11/2014		3,343	3,337
5.050% due 11/14/2014		400	407
6.000% due 01/25/2017		300	327
6.250% due 01/25/2016		6,600	7,037
8.000% due 03/25/2020		10,700	12,399
8.450% due 06/15/2018		700	829
Springleaf Finance Corp.
5.750% due 09/15/2016		1,400	1,491
State Bank of India
4.500% due 07/27/2015		4,300	4,434

Toll Road Investors Partnership LP
0.000% due 02/15/2045	274,358	54,430
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	14,800	15,817
Union Bank N.A.
0.624% due 05/05/2017	14,600	14,602
Wells Fargo Bank N.A.
0.380% due 06/02/2016	8,115	8,122

		1,062,096

INDUSTRIALS 4.1%
AbbVie, Inc.
0.983% due 11/06/2015	10,800	10,894
Ashland, Inc.
3.000% due 03/15/2016	21,500	22,037
Braskem Finance Ltd.
5.750% due 04/15/2021	8,300	8,719
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,533
CVS Pass-Through Trust
6.943% due 01/10/2030	1,072	1,298
Daimler Finance North America LLC
0.829% due 01/09/2015	20,550	20,598
DISH DBS Corp.
7.125% due 02/01/2016	6,230	6,752
7.750% due 05/31/2015	1,700	1,805
General Mills, Inc.
0.527% due 01/29/2016	30,500	30,590
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,500	2,837
HCA, Inc.
3.750% due 03/15/2019	10,700	10,820
7.190% due 11/15/2015	770	830
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	1,000	1,047
Johnson & Johnson
0.299% due 11/28/2016	51,200	51,280
Lennar Corp.
6.500% due 04/15/2016	4,000	4,330
MGM Resorts International
6.625% due 07/15/2015	700	737
7.500% due 06/01/2016	4,300	4,757
7.625% due 01/15/2017	700	793
Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,143
5.875% due 03/01/2018	2,100	2,292
7.875% due 03/15/2019	1,400	1,639
8.375% due 12/10/2018	400	477
STATS ChipPAC Ltd.
4.500% due 03/20/2018	4,000	4,040
Total Capital Canada Ltd.
0.606% due 01/15/2016	4,700	4,723
UAL Pass-Through Trust
7.336% due 01/02/2021	1,210	1,331
United Airlines, Inc.
6.750% due 09/15/2015	4,900	4,955
Volkswagen International Finance NV
0.829% due 11/20/2014	2,500	2,506

		206,763

UTILITIES 3.8%
AT&T, Inc.
0.608% due 02/12/2016	42,000	42,137
0.654% due 03/30/2017	16,600	16,643
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,555
Petrobras Global Finance BV
2.366% due 01/15/2019	1,500	1,496
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,997
Rosneft Finance S.A.
6.625% due 03/20/2017	1,900	2,090
Shell International Finance BV
0.293% due 11/10/2015	15,100	15,113
0.434% due 11/15/2016	12,500	12,519
Southern California Edison Co.
0.681% due 09/15/2014	12,100	12,109
Sprint Communications, Inc.
8.375% due 08/15/2017	300	351
9.125% due 03/01/2017	2,424	2,845
Telefonica Chile S.A.
3.875% due 10/12/2022	4,000	3,953
Verizon Communications, Inc.
0.430% due 03/06/2015	6,070	6,074

1.761% due 09/15/2016	26,100	26,834
1.981% due 09/14/2018	13,800	14,575
2.500% due 09/15/2016	6,100	6,290
3.650% due 09/14/2018	17,200	18,385

		186,966

Total Corporate Bonds & Notes (Cost $1,413,531)		1,455,825

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	992
6.918% due 04/01/2040	490	660
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	143
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,269
7.950% due 03/01/2036	19,340	23,595
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,917
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	379
7.618% due 08/01/2040	500	664
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,398
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,072
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,191
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	113
7.021% due 08/01/2040	200	226
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	300	363
6.548% due 05/15/2048	500	654

		36,636

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	500

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	55	55

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	1,200	1,426
8.550% due 12/01/2034	3,850	4,575

		6,001

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	827

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,682

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,894
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,168
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	779
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	112
New York City, New York Water & Sewer System Revenue Bonds, (FGIC Insured), Series 2007
4.750% due 06/15/2033	6,615	7,028
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,300	11,481

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,194

		25,656

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,259

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	128

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,339

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	265	227

Total Municipal Bonds & Notes (Cost $70,958)		78,310

U.S. GOVERNMENT AGENCIES 17.5%
Fannie Mae
0.502% due 07/25/2037 - 09/25/2042	833	831
0.532% due 07/25/2037	784	785
0.552% due 09/25/2035	1,106	1,107
0.562% due 09/25/2035	1,917	1,922
0.602% due 09/25/2035 - 07/25/2041	11,111	11,154
0.752% due 01/25/2051	1,976	1,991
0.872% due 06/25/2037	3,207	3,245
0.875% due 08/28/2017 (j)	2,700	2,683
0.875% due 10/26/2017 - 12/20/2017 (h)(j)	51,300	50,830
0.882% due 06/25/2040	4,612	4,666
0.892% due 03/25/2040	2,117	2,148
1.250% due 01/30/2017 (j)	1,000	1,013
1.763% due 09/01/2035	34	35
1.911% due 10/01/2034	4	4
1.979% due 11/01/2035	9	9
2.277% due 12/01/2033	28	30
2.300% due 03/01/2035	5	5
2.308% due 07/01/2035	28	31
2.397% due 06/01/2034	230	246
2.429% due 06/01/2035	61	66
2.480% due 12/01/2033	5	5
2.614% due 06/01/2035	79	84
2.870% due 09/01/2027	1,700	1,609
3.500% due 11/01/2020 - 07/25/2031	28,273	29,069
3.890% due 07/01/2021	2,600	2,815
4.000% due 01/01/2025 - 04/25/2041	40,708	41,362
4.500% due 02/01/2018 - 04/01/2044	110,218	119,197
4.500% due 08/01/2044	85,000	91,815
5.000% due 05/11/2017 (j)	300	335
5.000% due 11/01/2025 - 07/01/2044	109,822	122,104
5.000% due 08/01/2044	41,000	45,396
5.375% due 06/12/2017 (j)	300	339
5.500% due 11/01/2021 - 08/01/2044	113,655	127,147
6.000% due 12/01/2018 - 07/01/2044	79,680	89,712
Freddie Mac
0.532% due 03/15/2037	3,571	3,572
0.852% due 08/15/2037	4,155	4,221
0.862% due 10/15/2037	876	886
0.872% due 05/15/2037 - 09/15/2037	4,629	4,684
1.000% due 03/08/2017 (j)	5,100	5,132
1.250% due 05/12/2017 (h)(j)	7,000	7,082
2.275% due 06/01/2035	84	89
2.568% due 11/01/2034	39	42
4.000% due 12/15/2040 - 07/15/2041	26,328	26,996
5.000% due 05/01/2023 - 07/01/2044	21,047	23,299
5.500% due 08/23/2017 (j)	100	114
5.500% due 08/15/2030 - 03/01/2039	1,691	1,889
6.000% due 08/01/2027 - 04/01/2038	907	1,022
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	35,332	38,849
6.000% due 07/15/2037 - 08/15/2037	86	97
Small Business Administration
4.430% due 05/01/2029	802	871

5.520% due 06/01/2024		5	5

Total U.S. Government Agencies (Cost $855,639)			872,640

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (j)		205	212
0.125% due 04/15/2019 (h)(j)		101	104
0.125% due 01/15/2022 (j)		21,261	21,404
0.125% due 07/15/2022 (h)(j)		16,390	16,498
0.625% due 07/15/2021 (j)		4,946	5,211
1.125% due 01/15/2021 (h)		1,734	1,878
1.250% due 07/15/2020 (h)		5,217	5,719
1.375% due 01/15/2020 (h)(j)		1,644	1,804
1.750% due 01/15/2028 (j)		7,468	8,594
2.000% due 07/15/2014 (h)(j)		150,278	150,631
2.000% due 01/15/2026 (j)		2,866	3,376
2.375% due 01/15/2025 (h)(j)		86,772	105,116
2.375% due 01/15/2027 (j)		39,848	48,879
U.S. Treasury Notes
2.500% due 05/15/2024 (f)		150,200	149,907

Total U.S. Treasury Obligations (Cost $525,656)			519,333

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
2.322% due 02/25/2045		16	16
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	1,808	2,505
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049		$2,900	3,195
5.919% due 05/10/2045		300	322
Banc of America Funding Corp.
1.152% due 08/26/2037		488	490
2.391% due 06/25/2034		59	60
2.689% due 05/25/2035		19	20
Banc of America Mortgage Trust
2.702% due 07/25/2035		2,819	2,632
2.719% due 05/25/2033		78	79
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		35	35
BCRR Trust
5.858% due 07/17/2040		461	489
Bear Stearns Adjustable Rate Mortgage Trust
2.666% due 11/25/2034		160	155
2.999% due 12/25/2035		78	79
3.196% due 11/25/2034		40	40
Bear Stearns Alt-A Trust
2.790% due 09/25/2035		30	27
Bear Stearns Commercial Mortgage Securities Trust
8.536% due 10/15/2032		1,050	1,102
Chase Mortgage Finance Trust
4.892% due 12/25/2035		3,166	3,122
5.647% due 09/25/2036		1,210	1,118
6.000% due 12/25/2036		504	468
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		15,774	15,842
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035		41	41
2.500% due 10/25/2035		27	27
Commercial Mortgage Trust
5.543% due 12/11/2049		3,800	4,027
Countrywide Alternative Loan Trust
0.342% due 09/25/2046 ^		5,569	4,583
0.432% due 02/25/2037		484	389
5.500% due 07/25/2035		19	18
6.000% due 05/25/2037 ^		4,860	4,098
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		29	27
2.465% due 02/20/2035		179	178
2.498% due 11/25/2034		1,386	1,312
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,909	4,246
5.383% due 02/15/2040		83	90
Deutsche ALT-A Securities, Inc.
0.482% due 02/25/2036		12,310	8,684
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	805	1,377
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$6,900	7,903
Granite Master Issuer PLC
0.353% due 12/20/2054		653	649
0.734% due 12/20/2054	GBP	14,232	24,239
0.814% due 12/20/2054		7,159	12,205
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	100	138

0.908% due 01/20/2044	GBP	90	153
0.934% due 09/20/2044		543	927
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$8,200	8,233
6.015% due 07/10/2038		6,185	6,629
GSR Mortgage Loan Trust
2.657% due 09/25/2035		69	70
4.862% due 11/25/2035 ^		2,973	2,784
5.017% due 11/25/2035		82	82
6.000% due 02/25/2036		21,530	19,480
6.000% due 07/25/2037		6,549	6,011
6.000% due 07/25/2037 ^		61	56
HarborView Mortgage Loan Trust
0.325% due 12/19/2036 ^		789	547
0.375% due 05/19/2035		31	27
0.395% due 06/19/2035		5,407	4,899
4.901% due 06/19/2036 ^		3,426	2,436
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	556	762
Impac Secured Assets Trust
0.322% due 01/25/2037		$12,960	10,774
IndyMac Mortgage Loan Trust
2.794% due 06/25/2036		8,125	6,309
JPMorgan Alternative Loan Trust
2.557% due 05/25/2036 ^		4,880	3,878
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		132	132
5.336% due 05/15/2047		1,700	1,846
5.397% due 05/15/2045		8,030	8,681
5.439% due 01/15/2049		28,443	31,287
JPMorgan Mortgage Trust
2.607% due 10/25/2036		3,897	3,314
2.952% due 02/25/2035		14	14
5.240% due 07/25/2035		1,020	1,044
5.552% due 10/25/2036		585	543
5.750% due 01/25/2036 ^		105	98
LB Commercial Mortgage Trust
6.045% due 07/15/2044		34,116	37,874
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		8,797	9,418
Leek Finance Ltd.
0.450% due 12/21/2038		6,073	6,274
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		7,366	7,097
MASTR Adjustable Rate Mortgages Trust
2.207% due 07/25/2035		1,480	1,303
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		149	143
0.632% due 06/15/2030		2	2
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		100	92
0.402% due 11/25/2035		100	97
2.178% due 05/25/2033		78	77
5.063% due 09/25/2035		3,705	3,588
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,564	1,690
5.485% due 03/12/2051		100	110
Morgan Stanley Capital Trust
5.610% due 04/15/2049		566	570
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		439	448
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		256	243
Prime Mortgage Trust
6.000% due 06/25/2036		2,155	1,905
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2037		4,358	3,389
0.337% due 08/25/2036		7,767	6,069
0.342% due 07/25/2036		7,698	6,074
0.342% due 09/25/2036		13,743	10,390
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	50	68
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		$74	61
2.467% due 02/25/2034		81	83
2.472% due 08/25/2034		134	133
5.040% due 05/25/2036		69	69
Structured Asset Mortgage Investments Trust
0.432% due 02/25/2036		39	31
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		5,285	4,707
Titan Europe PLC
0.809% due 10/23/2016	GBP	1,327	2,255
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$5,021	4,990
5.509% due 04/15/2047		100	108

5.749% due 07/15/2045		4,060	4,407
WaMu Mortgage Pass-Through Certificates Trust
1.323% due 11/25/2042		12	12
2.201% due 10/25/2046		349	323
4.628% due 02/25/2037		1,644	1,541
Wells Fargo Mortgage-Backed Securities Trust
2.592% due 07/25/2036 ^		1,805	1,661
2.613% due 03/25/2036		122	122
2.615% due 01/25/2035		90	91
5.445% due 12/25/2036		3,632	3,665
6.000% due 04/25/2037 ^		8,574	8,374

Total Mortgage-Backed Securities (Cost $343,426)			356,597

ASSET-BACKED SECURITIES 2.8%
ACA CLO Ltd.
0.479% due 07/25/2018		343	342
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		6,848	6,555
0.620% due 09/25/2035		6,000	4,913
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		27	10
Apidos CDO Ltd.
0.488% due 07/27/2017		69	69
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		36	36
0.792% due 07/25/2035		2,000	1,818
Avoca CLO PLC
0.606% due 02/18/2022	EUR	877	1,195
Bear Stearns Asset-Backed Securities Trust
0.312% due 08/25/2036		$5,141	4,127
0.392% due 06/25/2047		7,000	5,911
Citigroup Mortgage Loan Trust, Inc.
0.352% due 05/25/2037		10,135	5,274
Cornerstone CLO Ltd.
0.446% due 07/15/2021		15,400	15,194
Cougar CLO PLC
0.639% due 07/15/2020	EUR	3,855	5,290
Countrywide Asset-Backed Certificates
0.332% due 06/25/2047		$4,000	3,523
0.400% due 04/25/2036		1,957	1,920
0.632% due 12/25/2031		4	3
Duane Street CLO Ltd.
0.478% due 01/11/2021		3,984	3,947
First Franklin Mortgage Loan Trust
0.292% due 09/25/2036		8,839	7,931
0.642% due 09/25/2035		1,600	1,467
GSAMP Trust
0.202% due 12/25/2046		5,168	2,970
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		1,330	1,325
Lafayette CLO Ltd.
1.630% due 09/06/2022		168	167
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		9	8
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		1,439	1,451
MASTR Asset-Backed Securities Trust
0.362% due 05/25/2037		11,000	7,910
0.442% due 12/25/2035		5,000	4,478
Morgan Stanley ABS Capital, Inc. Trust
0.242% due 01/25/2037		4,932	2,882
Morgan Stanley Home Equity Loan Trust
0.252% due 12/25/2036		7,250	4,385
Nob Hill CLO Ltd.
0.474% due 08/15/2018		1,976	1,972
Option One Mortgage Loan Trust
0.292% due 01/25/2037		4,682	2,746
Penta CLO S.A.
0.614% due 06/04/2024	EUR	968	1,306
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036		$13,638	12,500
Securitized Asset-Backed Receivables LLC Trust
1.112% due 01/25/2036 ^		3,298	2,618
SLM Private Education Loan Trust
3.402% due 05/16/2044		1,075	1,144
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	8,066	10,919
0.729% due 10/25/2017		$1,100	1,103
Structured Asset Securities Corp. Mortgage Loan Trust
0.322% due 12/25/2036		2,000	1,661
0.472% due 05/25/2037		7,707	6,969
Trimaran CLO Ltd.
0.475% due 11/01/2018		411	409

Wells Fargo Home Equity Asset-Backed Securities Trust
0.742% due 11/25/2035		1,000	867

Total Asset-Backed Securities (Cost $128,667)			139,315

SOVEREIGN ISSUES 13.4%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	900	1,275
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	878
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016		14,600	20,606
2.750% due 12/01/2015		19,500	27,555
3.000% due 06/15/2015		11,300	15,859
3.000% due 11/01/2015		2,900	4,104
3.750% due 08/01/2015		75,200	106,626
3.750% due 04/15/2016		1,500	2,170
3.750% due 08/01/2016		11,000	16,033
4.500% due 07/15/2015		91,600	130,739
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		8,300	11,320
0.000% due 12/31/2015		15,600	21,191
Korea Housing Finance Corp.
4.125% due 12/15/2015		$500	524
Mexico Government International Bond
3.500% due 12/14/2017 (c)	MXN	118,016	9,974
4.000% due 11/15/2040 (c)		2,566	224
5.000% due 06/16/2016 (c)		5,696	483
Province of Ontario
1.000% due 07/22/2016		$100	101
1.650% due 09/27/2019		2,000	1,971
4.000% due 10/07/2019		300	331
Qatar Government International Bond
5.250% due 01/20/2020		11,420	13,033
Spain Government International Bond
3.000% due 04/30/2015	EUR	12,800	17,927
3.150% due 01/31/2016		20,200	28,857
3.250% due 04/30/2016		600	863
3.300% due 07/30/2016		4,300	6,226
3.750% due 10/31/2015		56,800	81,292
4.000% due 07/30/2015		103,800	147,797

Total Sovereign Issues (Cost $657,379)			667,959

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (d)		9,550	11,594

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $11,809)			11,594

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,100	1,335
GMAC Capital Trust
8.125% due 02/15/2040		1,068,600	29,172

			30,507

UTILITIES 0.4%
Qwest Corp.
7.375% due 06/01/2051		821,600	21,715

Total Preferred Securities (Cost $50,071)			52,222

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 1.6%
Credit Suisse
0.465% due 03/17/2015		$3,400	3,400
0.641% due 12/07/2015		25,200	25,231
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		9,100	9,067
Royal Bank of Canada
1.370% due 05/07/2015	CAD	47,600	44,588

			82,286

COMMERCIAL PAPER 0.9%
Ford Motor Credit Co. LLC
0.630% due 10/06/2014		$5,300	5,293
0.900% due 07/01/2014		2,200	2,200
Glencore Funding LLC
0.690% due 10/03/2014		39,500	39,468

			46,961

REPURCHASE AGREEMENTS (e) 0.1%			3,200

SHORT-TERM NOTES 0.3%
Korea Development Bank
0.770% due 08/20/2014		14,900	14,900

U.S. TREASURY BILLS 10.9%
0.060% due 07/03/2014 - 12/18/2014 (b)(h)(j)		542,342	542,278

Total Short-Term Instruments (Cost $688,621)			689,625

Total Investments in Securities (Cost $4,745,757)			4,843,420

	SHARES
INVESTMENTS IN AFFILIATES 26.2%
SHORT-TERM INSTRUMENTS 26.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.2%
PIMCO Short-Term Floating NAV Portfolio		1,815	18
PIMCO Short-Term Floating NAV Portfolio III		131,121,449	1,310,166
Total Short-Term Instruments (Cost $1,310,020)			1,310,184

Total Investments in Affiliates (Cost $1,310,020)			1,310,184

Total Investments 123.2% (Cost $6,055,777)			$6,153,604
Financial Derivative Instruments (g)(i) (17.5%) (Cost or Premiums, net $(3,985))			(872,710)
Other Assets and Liabilities, net (5.7%)			(286,366)

Net Assets 100.0%			$4,994,528

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$3,200	U.S. Treasury Notes 1.625% due 06/30/2019	$(3,265)	$3,200	$3,200

Total Repurchase Agreements						$(3,265)	$3,200	$3,200

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.050%	06/30/2014	07/01/2014	$(5,900)	$(5,900)
SOG	(0.020%)	07/01/2014	07/08/2014	(3,304)	(3,304)

Total Reverse Repurchase Agreements					$(9,204)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $6,672 at a weighted average interest rate of 0.022%.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.000%	07/01/2029	$1,000	$(1,061)	$(1,061)

Total Short Sales					$(1,061)	$(1,061)

(f)	Securities with an aggregate market value of $9,182 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	12,521	$3,120	$626	$0
90-Day Eurodollar March Futures	Long	03/2016	2,921	4,755	182	0
90-Day Eurodollar September Futures	Long	09/2015	8,471	4,328	318	0
E-mini S&P 500 Index September Futures	Short	09/2014	2,884	(2,013)	0	(58)

Total Futures Contracts				$10,190	$1,126	$(58)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)		Market Value(3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$189,600	$3,800	$814	$0	$(86)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	23,050	590	286	0	(33)

					$4,390	$1,100	$0	$(119)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$44,600	$(380)	$(328)	$13	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		2,505,900	21,679	4,129	319	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		69,600	658	545	11	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		84,400	9,088	3,535	0	(452)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		394,000	(15,554)	(32,680)	0	(2,345)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	13,000	39	6	2	0

						$15,530	$(24,793)	$345	$(2,797)

Total Swap Agreements						$19,920	$(23,693)	$345	$(2,916)

(h)	Securities with an aggregate market value of $59,929 and cash of $3,237 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	2,023		$918	$3	$0
	07/2014	GBP	61,738		103,843	0	(1,815)
	07/2014		$900	BRL	2,023	15	0
	07/2014		75,928	EUR	55,882	591	0
	05/2015	CAD	46,960		$42,783	0	(895)
	06/2015	EUR	22,776		30,967	0	(276)
	06/2016		64,417		88,195	0	(802)
BPS	07/2014	BRL	4,044		1,836	6	0
	07/2014	EUR	549,332		749,205	0	(2,995)
	07/2014		$1,800	BRL	4,044	30	0
	08/2014	EUR	100		$127	0	(10)
	06/2015		10,269		13,927	0	(160)
BRC	07/2014		13,958		18,942	0	(170)
	07/2014	JPY	305,600		2,997	0	(20)
	07/2014		$72,397	EUR	53,369	682	0
	08/2014		1,356	GBP	797	7	0
	09/2014	CAD	814		$748	0	(13)
	06/2015	EUR	13,006		17,670	0	(171)
	06/2016		12,114		16,657	0	(83)
CBK	07/2014		7,260		9,883	0	(58)
	07/2014	GBP	2,252		3,775	0	(79)
DUB	07/2014	EUR	632		861	0	(5)
	07/2014		$9,054	EUR	6,677	89	0
	07/2014		105,168	GBP	61,882	736	0
	08/2014	GBP	61,882		$105,142	0	(735)
	06/2016	EUR	6,677		9,142	0	(82)
FBF	07/2014		$25,385	EUR	18,739	275	0
	06/2015	EUR	18,739		$25,434	0	(271)
GLM	09/2014		$20,587	MXN	268,488	0	(8)
	10/2014		7,812		101,892	0	(17)
HUS	07/2014	TRY	2,912		$1,374	4	0
	07/2014		$18,068	EUR	13,331	186	0
	07/2014		1,063	MXN	13,870	5	0
JPM	07/2014	BRL	6,795		$3,085	10	0
	07/2014	EUR	3,006		4,068	0	(48)
	07/2014	JPY	5,542,400		54,417	0	(293)
	07/2014		$3,036	BRL	6,795	40	0
	07/2014		470,887	EUR	346,368	3,394	0
	07/2014		3,575	GBP	2,108	32	0
	07/2014		57,583	JPY	5,848,000	144	0
	08/2014	BRL	6,795		$3,008	0	(39)
	08/2014	EUR	346,368		470,944	0	(3,399)
	08/2014	JPY	5,848,000		57,596	0	(146)
MSC	07/2014		$23,178	EUR	17,011	116	0
	06/2016	EUR	17,011		$23,396	0	(105)
NAB	07/2014		$68,028	EUR	50,060	519	0
	06/2015	EUR	25,701		$34,894	0	(362)
	06/2016		37,010		50,817	0	(320)
UAG	07/2014	BRL	14,727		6,560	0	(106)
	07/2014		$6,670	BRL	14,727	15	(18)
	07/2014		17,121	EUR	12,651	202	0
	08/2014		3,509	BRL	7,932	47	0

Total Forward Foreign Currency Contracts						$7,148	$(13,501)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014	$481,500	$(1,421)	$(1,543)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	480,700	(646)	(646)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	09/15/2014	480,700	(2,067)	(2,067)

							$(4,134)	$(4,256)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$2,700	$(151)	$(110)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(9)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(20)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(2)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(3)

						$(482)	$(34)

Total Written Options						$(4,767)	$(4,400)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	06/20/2015	0.141%		$900	$15	$(7)	$8	$0
	Citigroup, Inc.	1.000%	09/20/2016	0.297%		2,300	28	9	37	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		3,000	(60)	95	35	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		5,500	(99)	122	23	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		4,200	(203)	258	55	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		300	(4)	7	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		24,200	(59)	549	490	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.140%		2,200	(64)	93	29	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%		500	(7)	11	4	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%		5,300	59	32	91	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,900	11	18	29	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(16)	24	8	0
	China Government International Bond	1.000%	06/20/2015	0.141%		200	3	(2)	1	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.155%		3,900	139	(90)	49	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		2,300	(84)	113	29	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		700	(11)	18	7	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%		1,800	14	(10)	4	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%		1,600	25	5	30	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		1,500	(15)	26	11	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		3,000	37	(7)	30	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%		700	(21)	23	2	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		4,800	(78)	104	26	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		1,800	(33)	41	8	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.283%		5,300	69	18	87	0
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.319%		300	(8)	10	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		4,900	(12)	111	99	0
	Vodafone Group PLC	1.000%	03/20/2016	0.179%		3,200	46	1	47	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.319%		500	(7)	11	4	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		3,700	(238)	280	42	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.319%		400	(11)	14	3	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,100	(11)	20	9	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		16,300	(92)	229	137	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		4,800	(81)	107	26	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		100	1	1	2	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.103%	EUR	2,100	(4)	17	13	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.319%		$1,700	(19)	31	12	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		13,000	(177)	285	108	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		5,800	(344)	409	65	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		1,200	16	6	22	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	0.319%		500	(5)	8	3	0
	Brazil Government International Bond	1.950%	08/20/2016	0.606%		500	0	18	18	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,900	10	19	29	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,500	(41)	55	14	0
RYL	China Government International Bond	1.000%	06/20/2015	0.141%		400	7	(3)	4	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%		1,900	4	10	14	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%		500	(5)	9	4	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%		900	(28)	31	3	0

							$(1,353)	$3,129	$1,776	$0

Credit Default Swaps on Credit Indices - Sell Protection(1)

							Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$5,200	$644	$(528)	$116	$0
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	2,000	19	7	26	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,500	421	(343)	78	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	289	0	4	4	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	718	(582)	136	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	80	(64)	16	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	9	9	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,600	300	(242)	58	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	3,000	27	11	38	0

					$2,209	$(1,728)	$481	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	7,500	$6	$(152)	$0	$(146)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		2,200	1	6	7	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		305,000	47	490	537	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(24)	171	147	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		19,000	(10)	31	21	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		100	0	0	0	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	3,000	11	(70)	0	(59)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	4,000	0	(81)	0	(81)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	7,600	0	(165)	0	(165)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	4,200	2	11	13	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		3,000	(2)	7	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		19,000	(7)	63	56	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		18,000	(29)	54	25	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0
JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	(1)	1	0	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		6,400	1	17	18	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		355,000	55	570	625	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		15,000	(9)	54	45	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		12,000	(19)	36	17	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		298,000	(99)	428	329	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	8,400	3	(187)	0	(184)

							$(74)	$1,284	$1,845	$(635)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Pay	S&P 500 Total Return Index	514,440	3-Month USD-LIBOR plus a specified spread	07/15/2014	$1,504,121		$(322,893)	$0	$(322,893)
JPM	Pay	S&P 500 Total Return Index	811,834	3-Month USD-LIBOR plus a specified spread	07/15/2014	2,342,177		(541,028)	0	(541,028)

								$(863,921)	$0	$(863,921)

Total Swap Agreements							$782	$(861,236)	$4,102	$(864,556)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $872,369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,036,610	$25,486	$1,062,096
Industrials	0	205,432	1,331	206,763
Utilities	0	186,966	0	186,966
Municipal Bonds & Notes
California	0	36,636	0	36,636
Illinois	0	500	0	500
Iowa	0	55	0	55
Louisiana	0	6,001	0	6,001
Nevada	0	827	0	827
New Jersey	0	1,682	0	1,682
New York	0	25,656	0	25,656
Ohio	0	2,259	0	2,259
Tennessee	0	128	0	128
Washington	0	4,339	0	4,339
West Virginia	0	227	0	227
U.S. Government Agencies	0	872,640	0	872,640
U.S. Treasury Obligations	0	519,333	0	519,333
Mortgage-Backed Securities	0	356,597	0	356,597
Asset-Backed Securities	0	139,315	0	139,315
Sovereign Issues	0	667,959	0	667,959
Convertible Preferred Securities
Banking & Finance	11,594	0	0	11,594
Preferred Securities
Banking & Finance	29,172	1,335	0	30,507
Utilities	21,715	0	0	21,715
Short-Term Instruments
Certificates of Deposit	0	82,286	0	82,286
Commercial Paper	0	46,961	0	46,961
Repurchase Agreements	0	3,200	0	3,200
Short-Term Notes	0	14,900	0	14,900
U.S. Treasury Bills	0	542,278	0	542,278
	$62,481	$4,754,122	$26,817	$4,843,420

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,310,184	$0	$0	$1,310,184

Total Investments	$1,372,665	$4,754,122	$26,817	$6,153,604

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,061)	$0	$(1,061)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,126	345	0	1,471
Over the counter	0	11,250	0	11,250
	$1,126	$11,595	$0	$12,721

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(2,916)	0	(2,974)
Over the counter	0	(882,423)	(34)	(882,457)

	$(58)	$(885,339)	$(34)	$(885,431)

Totals	$1,373,733	$3,879,317	$26,783	$5,279,833

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.9%
BANK LOAN OBLIGATIONS 0.2%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,277	$2,297

Total Bank Loan Obligations (Cost $2,272)			2,297

CORPORATE BONDS & NOTES 27.0%
BANKING & FINANCE 14.6%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		2,400	2,430
Ally Financial, Inc.
2.427% due 12/01/2014		3,100	3,113
4.625% due 06/26/2015		1,400	1,447
8.300% due 02/12/2015		2,000	2,087
American Express Credit Corp.
5.375% due 10/01/2014	GBP	4,000	6,923
Bank of America Corp.
0.991% due 09/15/2026		$5,500	4,943
1.105% due 04/01/2019		9,400	9,472
Bear Stearns Cos. LLC
5.300% due 10/30/2015		5,300	5,619
BNP Paribas S.A.
2.981% due 12/20/2014		4,500	4,555
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	11,400	16,005
CIT Group, Inc.
4.750% due 02/15/2015		$2,800	2,861
Citigroup, Inc.
0.843% due 05/31/2017	EUR	600	813
1.189% due 07/25/2016		$5,000	5,057
5.500% due 10/15/2014		800	812
Export-Import Bank of Korea
0.977% due 01/14/2017		1,400	1,410
1.082% due 09/17/2016		8,400	8,455
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		200	200
1.474% due 05/09/2016		2,600	2,640
3.875% due 01/15/2015		1,100	1,120
3.984% due 06/15/2016		1,700	1,797
7.000% due 04/15/2015		700	735
8.700% due 10/01/2014		4,800	4,900
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,644
Goldman Sachs Group, Inc.
5.125% due 01/15/2015		900	922
5.500% due 11/15/2014		2,100	2,139
HSBC USA, Inc.
2.375% due 02/13/2015		6,000	6,075
International Lease Finance Corp.
6.500% due 09/01/2014		2,750	2,774
John Deere Capital Corp.
0.351% due 06/15/2015		8,000	8,010
JPMorgan Chase & Co.
0.847% due 02/26/2016		4,300	4,326
3.400% due 06/24/2015		3,200	3,293
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		700	698
Metropolitan Life Global Funding
0.756% due 07/15/2016		5,500	5,543
Morgan Stanley
1.181% due 12/19/2014		8,300	8,333
1.509% due 04/25/2018		4,600	4,696
New York Life Global Funding
0.576% due 05/23/2016		5,700	5,732
Royal Bank of Scotland Group PLC
5.050% due 01/08/2015		2,800	2,852
SLM Corp.
3.875% due 09/10/2015		2,600	2,665
Toyota Motor Credit Corp.
0.381% due 09/18/2015		7,800	7,811
Wachovia Corp.
0.501% due 06/15/2017		2,200	2,199
0.596% due 10/15/2016		2,700	2,697

Wells Fargo & Co.
0.688% due 04/22/2019	4,000	4,014

		164,817

INDUSTRIALS 8.7%
21st Century Fox America, Inc.
5.300% due 12/15/2014	5,600	5,726
AbbVie, Inc.
0.983% due 11/06/2015	8,975	9,053
Amgen, Inc.
1.875% due 11/15/2014	11,300	11,364
Anheuser-Busch InBev Worldwide, Inc.
0.587% due 07/14/2014	200	200
3.625% due 04/15/2015	3,300	3,385
Campbell Soup Co.
0.525% due 08/01/2014	900	900
Cisco Systems, Inc.
0.277% due 09/03/2015	9,900	9,907
Daimler Finance North America LLC
0.580% due 03/10/2017	5,200	5,209
0.829% due 01/09/2015	2,000	2,005
1.250% due 01/11/2016	2,850	2,876
1.300% due 07/31/2015	1,200	1,210
DIRECTV Holdings LLC
3.550% due 03/15/2015	2,900	2,963
DISH DBS Corp.
6.625% due 10/01/2014	3,900	3,954
7.125% due 02/01/2016	200	217
Energy Transfer Partners LP
5.950% due 02/01/2015	5,000	5,136
General Mills, Inc.
0.527% due 01/29/2016	1,800	1,805
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	200	215
McKesson Corp.
0.630% due 09/10/2015	7,200	7,216
Mondelez International, Inc.
4.125% due 02/09/2016	1,896	1,994
NBCUniversal Media LLC
3.650% due 04/30/2015	1,900	1,952
PepsiCo, Inc.
0.437% due 02/26/2016	5,700	5,708
SABMiller Holdings, Inc.
1.850% due 01/15/2015	1,500	1,511
Schlumberger Investment S.A.
0.780% due 09/12/2014	3,300	3,304
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	1,700	1,872
UnitedHealth Group, Inc.
0.354% due 08/28/2014	6,200	6,201
Volkswagen International Finance NV
0.829% due 11/20/2014	2,100	2,105

		97,988

UTILITIES 3.7%
AT&T, Inc.
0.608% due 02/12/2016	7,200	7,224
BellSouth Corp.
5.200% due 09/15/2014	1,700	1,717
Consolidated Natural Gas Co.
5.000% due 12/01/2014	2,515	2,562
Duke Energy Corp.
0.611% due 04/03/2017	4,000	4,015
Duke Energy Progress, Inc.
0.430% due 03/06/2017	6,100	6,107
Verizon Communications, Inc.
1.761% due 09/15/2016	19,400	19,945

		41,570

Total Corporate Bonds & Notes (Cost $302,391)		304,375

U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
0.272% due 03/25/2034	542	538
0.402% due 05/25/2037	573	571
0.502% due 03/25/2037 - 07/25/2037	697	696
0.512% due 03/25/2037	421	421
0.532% due 07/25/2037	572	572
0.552% due 09/25/2035	841	842
0.562% due 09/25/2035	1,463	1,467
0.597% due 02/25/2037	757	760
0.782% due 05/25/2040	1,789	1,818
0.852% due 10/25/2037	2,015	2,038

0.872% due 06/25/2037	664	671
0.882% due 06/25/2040	6,540	6,618
0.892% due 03/25/2040	1,505	1,527
0.902% due 03/25/2038 - 01/25/2040	13,299	13,464
0.972% due 12/25/2039	865	879
1.052% due 07/25/2039	822	837
1.324% due 07/01/2044	107	109
1.979% due 11/01/2035	198	210
2.054% due 04/01/2035	798	840
2.475% due 05/01/2022	1	1
2.480% due 12/01/2033	123	132
4.259% due 11/01/2028	18	19
4.315% due 07/01/2028	12	13
4.366% due 11/01/2027	15	16
4.376% due 12/01/2036	592	631
4.415% due 04/01/2028	10	11
4.508% due 09/01/2034	392	418
4.524% due 11/01/2028	16	17
4.621% due 02/01/2027	2	2
5.000% due 12/01/2023 - 06/01/2040	648	709
5.500% due 10/01/2036 - 07/01/2044	355	398
5.625% due 08/01/2029	11	11
6.000% due 06/01/2017 - 11/01/2038	3,307	3,727
7.000% due 02/01/2015 - 03/01/2015	11	11
7.500% due 09/01/2015 - 05/01/2016	30	31
8.000% due 03/01/2030 - 07/01/2031	23	24
Freddie Mac
0.452% due 02/15/2037	56	56
0.482% due 02/15/2037	124	124
0.492% due 02/15/2037	312	312
0.552% due 06/15/2018	59	59
0.702% due 07/15/2041	4,715	4,742
0.722% due 06/15/2041	4,550	4,589
0.752% due 10/15/2037	231	232
0.762% due 07/15/2037	2,467	2,487
0.822% due 08/15/2037	2,156	2,174
0.852% due 08/15/2037	4,389	4,460
0.862% due 10/15/2037	935	946
0.872% due 05/15/2037 - 09/15/2037	4,926	4,985
0.902% due 08/15/2036	501	508
1.002% due 11/15/2039 - 12/15/2039	339	342
1.007% due 01/15/2038	1,277	1,298
1.319% due 02/25/2045	880	898
1.875% due 06/01/2022	4	4
2.249% due 12/01/2022	7	7
2.275% due 06/01/2035	960	1,020
2.688% due 07/01/2019	57	57
4.000% due 06/15/2038	1,099	1,117
5.000% due 12/01/2026 - 08/01/2041	535	595
6.000% due 03/01/2016 - 02/01/2034	900	1,022
6.500% due 10/25/2043	1,084	1,241
8.500% due 04/01/2025	2	2
Ginnie Mae
1.625% due 08/20/2022 - 02/20/2028	1,307	1,346
2.500% due 04/20/2041	9,916	10,155
3.500% due 07/20/2018	41	43
NCUA Guaranteed Notes
0.602% due 10/07/2020	2,562	2,577

Total U.S. Government Agencies (Cost $87,180)		88,447

MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049	4,000	4,407
Bank Mart
2.287% due 03/01/2019	149	119
BCAP LLC Trust
0.824% due 02/26/2047	10,900	10,145
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	147	150
2.625% due 01/25/2034	34	34
2.666% due 11/25/2034	1,004	972
2.667% due 02/25/2033	35	33
2.771% due 01/25/2034	913	920
Bear Stearns Alt-A Trust
2.790% due 09/25/2035	333	293
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	1,090	912
2.488% due 12/26/2046	596	418
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	580	570
2.500% due 10/25/2035	1,934	1,905
Countrywide Alternative Loan Trust
0.332% due 05/25/2047	943	821
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032	139	132

2.276% due 06/25/2032		20	15
4.832% due 06/25/2032		9	9
Granite Master Issuer PLC
0.353% due 12/20/2054		435	433
0.814% due 12/20/2054	GBP	457	779
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	65	89
0.908% due 01/20/2044	GBP	54	92
0.934% due 09/20/2044		336	573
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045		$333	266
GSR Mortgage Loan Trust
0.502% due 01/25/2034		90	83
HarborView Mortgage Loan Trust
0.345% due 01/19/2038		2,050	1,782
Impac CMB Trust
0.912% due 10/25/2033		36	35
1.152% due 07/25/2033		610	571
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		163	163
Lehman Mortgage Trust
0.472% due 08/25/2036 ^		3,639	2,665
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		480	444
Prime Mortgage Trust
0.552% due 02/25/2019		2	2
0.552% due 02/25/2034		147	139
Resecuritization Mortgage Trust
0.402% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 09/25/2035		3,693	3,370
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035		889	865
0.432% due 02/25/2036		507	409
9.161% due 06/25/2029		264	279
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		497	494
0.292% due 06/15/2020		3,200	3,147
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045		466	445
0.442% due 10/25/2045		265	251
0.472% due 01/25/2045		3,576	3,441
1.123% due 02/25/2046		2,557	2,423
1.323% due 11/25/2042		86	85
1.523% due 06/25/2042		336	323
1.932% due 02/27/2034		698	694
4.645% due 05/25/2037		10,472	10,032
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		1,292	1,261
2.615% due 01/25/2035		542	545
2.623% due 04/25/2035		3,622	3,757

Total Mortgage-Backed Securities (Cost $60,730)			61,793

ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp. Home Equity Loan Trust
0.302% due 04/25/2036		1,420	1,273
AFC Home Equity Loan Trust
0.702% due 06/25/2028		201	175
Apidos CDO Ltd.
0.488% due 07/27/2017		11	11
Chase Funding Trust
0.892% due 10/25/2032		119	112
Citibank Omni Master Trust
2.902% due 08/15/2018		2,800	2,809
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		1,113	1,001
Countrywide Asset-Backed Certificates
0.552% due 08/25/2034		989	905
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		225	212
Gulf Stream Compass CLO Ltd.
0.489% due 01/24/2020		331	332
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		3,467	3,454
Harbourmaster CLO BV
0.582% due 10/25/2020	EUR	777	1,062
Landmark CDO Ltd.
0.501% due 07/15/2018		$556	556
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		49	45
Pacifica CDO Corp.
0.488% due 01/26/2020		458	457
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		1,177	1,195

SLM Student Loan Trust
0.502% due 12/15/2023	EUR	3,514	4,758
0.512% due 06/17/2024		6,328	8,558

Total Asset-Backed Securities (Cost $26,361)			26,915

SOVEREIGN ISSUES 14.1%
Autonomous Community of Valencia
4.375% due 07/16/2015		200	283
Hydro-Quebec
0.392% due 09/30/2014 (c)		$1,200	907
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	2,500	3,529
2.750% due 12/01/2015		12,200	17,239
3.000% due 06/15/2015		6,500	9,122
3.000% due 11/01/2015		900	1,274
3.750% due 08/01/2015		11,500	16,306
3.750% due 04/15/2016		600	868
3.750% due 08/01/2016		500	729
4.500% due 07/15/2015		28,800	41,106
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		3,600	4,910
0.000% due 12/31/2015		17,200	23,365
Mexico Government International Bond
9.500% due 12/18/2014	MXN	88,000	6,992
Spain Government International Bond
3.000% due 04/30/2015	EUR	500	700
3.250% due 04/30/2016		4,400	6,331
3.300% due 07/30/2016		7,200	10,424
3.750% due 10/31/2015		600	859
4.000% due 07/30/2015		9,600	13,669

Total Sovereign Issues (Cost $158,345)			158,613

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.9%
CERTIFICATES OF DEPOSIT 3.3%
Bank of Nova Scotia
0.373% due 10/02/2015		$8,400	8,401
Credit Suisse
0.474% due 03/31/2015		10,600	10,602
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		6,700	6,676
Natixis
0.572% due 05/11/2015		11,700	11,702

			37,381

COMMERCIAL PAPER 2.9%
ConAgra Foods, Inc.
0.470% due 07/21/2014		9,700	9,698
Glencore Funding LLC
0.400% due 09/02/2014		1,800	1,799
0.690% due 10/03/2014		8,700	8,693
NiSource Finance Corp.
0.610% due 07/28/2014		8,400	8,396
0.620% due 07/28/2014		3,700	3,698

			32,284

REPURCHASE AGREEMENTS (d) 5.2%			58,842

SHORT-TERM NOTES 0.2%
Freddie Mac
0.130% due 06/09/2015		2,000	1,998

MEXICO TREASURY BILLS 5.0%
3.364% due 08/21/2014 - 12/11/2014 (b)	MXN	731,400	55,938

SLOVENIA TREASURY BILLS 0.3%
0.932% due 03/12/2015 (b)	EUR	2,600	3,548

U.S. TREASURY BILLS 0.0%
0.056% due 10/16/2014 - 12/26/2014 (b)(g)		$560	560

Total Short-Term Instruments (Cost $189,646)			190,551

Total Investments in Securities (Cost $826,925)			832,991

	SHARES
INVESTMENTS IN AFFILIATES 26.5%
SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short-Term Floating NAV Portfolio		392	4
PIMCO Short-Term Floating NAV Portfolio III		29,877,039	298,531

Total Short-Term Instruments (Cost $298,507)			298,535

Total Investments in Affiliates (Cost $298,507)			298,535

Total Investments 100.4% (Cost $1,125,432)			$1,131,526
Financial Derivative Instruments (e)(f) 2.8% (Cost or Premiums, net $(654))			31,610
Other Assets and Liabilities, net (3.2%)			(35,564)

Net Assets 100.0%			$1,127,572

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.130%	06/30/2014	07/01/2014	$16,000	U.S. Treasury Notes 0.750% due 03/31/2018	$(16,331)	$16,000	$16,000
BOS	0.140%	06/30/2014	07/01/2014	29,700	U.S. Treasury Notes 1.625% due 06/30/2019	(30,299)	29,700	29,700
JPS	0.200%	06/30/2014	07/01/2014	4,000	Federal Home Loan Bank 0.420% due 06/06/2016	(4,086)	4,000	4,000
SAL	0.140%	06/30/2014	07/01/2014	8,300	U.S. Treasury Notes 2.375% due 08/31/2014	(8,479)	8,300	8,300
SSB	0.000%	06/30/2014	07/01/2014	842	Freddie Mac 2.070% due 11/07/2022	(860)	842	842

Total Repurchase Agreements						$(60,055)	$58,842	$58,842

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	6.000%	07/01/2044	$3,000	$(3,367)	$(3,378)

Total Short Sales					$(3,367)	$(3,378)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	393	$(51)	$20	$0
90-Day Eurodollar June Futures	Long	06/2016	147	(37)	7	0
90-Day Eurodollar March Futures	Long	03/2016	359	31	22	0
90-Day Eurodollar September Futures	Long	09/2015	96	5	4	0
E-mini S&P 500 Index September Futures	Long	09/2014	5,026	5,542	101	0

Total Futures Contracts				$5,490	$154	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$ 34,100	$295	$26	$4	$0

Total Swap Agreements					$295	$26	$4	$0

Cash of $22,433 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	450		$204	$1	$0
	07/2014		$200	BRL	450	4	0
	08/2014	EUR	14,582		$19,772	0	(199)
BPS	07/2014	BRL	674		306	1	0
	07/2014	EUR	400		506	0	(42)
	07/2014		$300	BRL	674	5	0
	08/2014	EUR	1,800		$2,413	0	(52)
	08/2014	MXN	62,826		4,648	0	(178)
BRC	07/2014	JPY	61,200		600	0	(4)
	08/2014	EUR	700		950	0	(9)
	09/2014	GBP	6,455		10,835	0	(206)
CBK	08/2014	EUR	126,257		172,350	0	(566)
	09/2014	MXN	181,875		13,541	0	(417)
DUB	12/2014		90,928		6,915	0	(15)
GLM	08/2014	EUR	1,097		1,485	0	(18)
	08/2014		$1,682	MXN	22,160	19	0
	09/2014	MXN	183,006		$13,626	0	(419)
	09/2014		$3,779	MXN	49,289	0	(1)
	10/2014		1,681		21,926	0	(4)
JPM	07/2014	BRL	1,416		$643	2	0
	07/2014	JPY	749,416		7,358	0	(39)
	07/2014		$633	BRL	1,416	8	0
	07/2014		7,982	JPY	810,616	20	0
	08/2014	BRL	1,416		$627	0	(8)
	08/2014	JPY	810,616		7,984	0	(20)
	09/2014		$2,415	GBP	1,426	24	0
MSC	08/2014	MXN	62,826		$4,651	0	(175)
RBC	12/2014		4,256		324	0	(1)
SOG	12/2014		225,047		17,123	0	(36)
UAG	07/2014	BRL	2,787		1,241	0	(20)
	07/2014		$1,263	BRL	2,787	2	(3)
	08/2014		606		1,371	8	0

Total Forward Foreign Currency Contracts						$94	$(2,432)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,000	$(119)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(34)	$(24)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(66)	$(5)

Total Written Options						$(219)	$(29)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2019	0.919%		$2,200	$(39)	$48	$9	$0
BPS	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		11,900	(497)	638	141	0
CBK	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%		9,000	91	(71)	20	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		300	(5)	6	1	0
DUB	China Government International Bond	1.000%	09/20/2015	0.152%		1,100	13	(1)	12	0
	China Government International Bond	1.000%	09/20/2016	0.258%		1,100	12	7	19	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		1,900	(31)	41	10	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		700	(13)	16	3	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		7,200	(167)	201	34	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%		12,400	(5)	161	156	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.105%		7,700	90	(2)	88	0
FBF	MetLife, Inc.	1.000%	12/20/2014	0.075%		1,200	(19)	24	5	0
GST	Mexico Government International Bond	1.000%	09/20/2015	0.147%		4,500	33	16	49	0
	Michigan State General Obligation Notes, Series 2003	0.440%	03/20/2018	0.367%		1,400	0	4	4	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%		1,900	(32)	42	10	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%	EUR	12,200	(311)	373	62	0
MYC	Italy Government International Bond	1.000%	03/20/2019	0.887%		$1,100	(18)	24	6	0
RYL	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		10,300	(128)	211	83	0

							$(1,026)	$1,738	$712	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$3	$3	$0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	100	12	(10)	2	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	6	6	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,600	579	(476)	103	0

					$591	$(477)	$114	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	74,948	3-Month USD-LIBOR plus a specified spread	04/28/2015	$252,988		$12,933	$12,933	$0
DUB	Receive	S&P 500 Total Return Index	100,775	3-Month USD-LIBOR plus a specified spread	03/31/2015	337,775		20,060	20,060	0

								$32,993	$32,993	$0

Total Swap Agreements							$(435)	$34,254	$33,819	$0

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $560 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$ 0	$2,297	$0	$2,297
Corporate Bonds & Notes
Banking & Finance	0	164,817	0	164,817
Industrials	0	97,988	0	97,988
Utilities	0	41,570	0	41,570
U.S. Government Agencies	0	88,447	0	88,447
Mortgage-Backed Securities	0	61,674	119	61,793
Asset-Backed Securities	0	26,915	0	26,915
Sovereign Issues	0	158,613	0	158,613
Short-Term Instruments
Certificates of Deposit	0	37,381	0	37,381
Commercial Paper	0	32,284	0	32,284
Repurchase Agreements	0	58,842	0	58,842
Short-Term Notes	0	1,998	0	1,998
Mexico Treasury Bills	0	55,938	0	55,938
Slovenia Treasury Bills	0	3,548	0	3,548
U.S. Treasury Bills	0	560	0	560
	$ 0	$832,872	$119	$832,991

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 298,535	$0	$0	$298,535

Total Investments	$ 298,535	$832,872	$119	$1,131,526

Short Sales, at Value - Liabilities
U.S. Government Agencies	$ 0	$(3,378)	$0	$(3,378)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	154	4	0	158
Over the counter	0	33,913	0	33,913
	$ 154	$33,917	$0	$34,071

Financial Derivative Instruments - Liabilities
Over the counter	0	(2,456)	(5)	(2,461)
Totals	$ 298,689	$860,955	$114	$1,159,758

There were assets and liabilities valued at $12,933 transferred from Level 1 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended June 30, 2014. There were no significant transfers between Level 2 and Level 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9%
BANK LOAN OBLIGATIONS 0.4%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,970	$2,995

Total Bank Loan Obligations (Cost $2,964)			2,995

CORPORATE BONDS & NOTES 47.6%
BANKING & FINANCE 13.6%
Aviation Loan Trust
2.341% due 12/15/2022		1,336	1,251
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,428
6.000% due 01/22/2020		$1,300	1,446
Banco Santander Chile
3.875% due 09/20/2022		2,200	2,224
Bank of America Corp.
4.100% due 07/24/2023		300	312
4.125% due 01/22/2024		4,600	4,749
7.625% due 06/01/2019		1,200	1,484
Barclays Bank PLC
10.179% due 06/12/2021		740	1,028
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	834
BNP Paribas S.A.
5.186% due 06/29/2015 (c)		700	715
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,224
Citigroup, Inc.
6.125% due 08/25/2036		400	461
6.625% due 06/15/2032		600	723
8.125% due 07/15/2039		6,000	9,034
CME Group, Inc.
5.300% due 09/15/2043		1,200	1,388
Credit Suisse
2.300% due 05/28/2019		1,100	1,103
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,060
FMR LLC
4.950% due 02/01/2033		2,000	2,167
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,831
6.875% due 01/10/2039		300	404
Goldman Sachs Group, Inc.
3.850% due 07/08/2024 (a)		1,400	1,398
4.000% due 03/03/2024		5,800	5,917
5.700% due 05/10/2019 (c)		1,400	1,453
5.750% due 01/24/2022		2,500	2,896
7.500% due 02/15/2019		900	1,098
HBOS PLC
6.750% due 05/21/2018		1,900	2,192
HSBC Holdings PLC
6.500% due 09/15/2037		1,500	1,853
HSBC USA Capital Trust
7.808% due 12/15/2026		350	355
IntercontinentalExchange Group, Inc.
4.000% due 10/15/2023		3,000	3,167
JPMorgan Chase & Co.
3.200% due 01/25/2023		600	597
3.625% due 05/13/2024		2,600	2,614
5.000% due 07/01/2019 (c)		2,400	2,398
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,187
Morgan Stanley
3.875% due 04/29/2024		3,600	3,649
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,855
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)		1,900	2,308
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		1,900	2,009
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,000	1,074
SLM Corp.
5.625% due 08/01/2033		1,000	869

Wachovia Bank N.A.
5.850% due 02/01/2037	750	929
6.600% due 01/15/2038	2,400	3,249
Wells Fargo & Co.
5.375% due 11/02/2043	3,200	3,528
5.606% due 01/15/2044	200	230
Weyerhaeuser Co.
7.375% due 03/15/2032	3,200	4,330

		92,021

INDUSTRIALS 22.4%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	3,036
Actavis, Inc.
3.250% due 10/01/2022	2,900	2,851
Altria Group, Inc.
9.250% due 08/06/2019	89	118
9.950% due 11/10/2038	933	1,551
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	900	888
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,284
6.900% due 06/01/2038	1,600	2,098
Anadarko Petroleum Corp.
7.950% due 06/15/2039	1,800	2,701
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,191
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	632
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,065
Boston Scientific Corp.
4.125% due 10/01/2023	3,100	3,226
7.375% due 01/15/2040	2,000	2,766
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	400	399
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,536
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	650	564
Comcast Corp.
6.400% due 05/15/2038	50	64
6.500% due 11/15/2035	200	260
6.550% due 07/01/2039	2,000	2,613
6.950% due 08/15/2037	700	945
7.050% due 03/15/2033	600	810
COX Communications, Inc.
8.375% due 03/01/2039	3,100	4,364
CVS Pass-Through Trust
4.704% due 01/10/2036	3,462	3,694
7.507% due 01/10/2032	2,084	2,605
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,808
Devon Energy Corp.
4.750% due 05/15/2042	700	729
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	563
Discovery Communications LLC
4.950% due 05/15/2042	3,700	3,781
Domtar Corp.
6.750% due 02/15/2044	1,500	1,791
Dow Chemical Co.
9.400% due 05/15/2039	100	164
Ecopetrol S.A.
7.375% due 09/18/2043	3,300	4,078
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,484
Encana Corp.
6.500% due 08/15/2034	2,000	2,469
Energy Transfer Partners LP
6.625% due 10/15/2036	500	595
7.500% due 07/01/2038	400	521
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,556
4.850% due 03/15/2044	600	620
5.750% due 03/01/2035	200	231
Ford Motor Co.
4.750% due 01/15/2043	1,100	1,114
7.450% due 07/16/2031	2,200	2,946
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043	500	520
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,644
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	833

Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	1,500	1,587
6.950% due 01/15/2038	1,500	1,853
Kraft Foods Group, Inc.
6.500% due 02/09/2040	800	1,016
Masco Corp.
7.750% due 08/01/2029	2,400	2,837
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,497
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,413
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	2,750	2,479
Newmont Mining Corp.
6.250% due 10/01/2039	600	632
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,396
Oracle Corp.
4.500% due 07/08/2044 (a)	5,500	5,497
Petrobras International Finance Co.
6.875% due 01/20/2040	2,600	2,750
7.875% due 03/15/2019	1,700	1,990
Pfizer, Inc.
7.200% due 03/15/2039	670	949
Philip Morris International, Inc.
3.600% due 11/15/2023	700	724
Pride International, Inc.
7.875% due 08/15/2040	200	294
QVC, Inc.
5.950% due 03/15/2043	2,100	2,259
Reynolds American, Inc.
6.150% due 09/15/2043	3,000	3,442
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,158
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	1,000	1,080
SES S.A.
5.300% due 04/04/2043	1,800	1,923
Suncor Energy, Inc.
6.500% due 06/15/2038	200	257
6.850% due 06/01/2039	800	1,066
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,377
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	800	1,022
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	138
8.375% due 06/15/2032	2,400	3,367
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	727
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,780
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,868
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,797	2,014
5.875% due 11/15/2040	400	468
6.550% due 05/01/2037	2,000	2,487
Time Warner, Inc.
6.250% due 03/29/2041	100	121
6.500% due 11/15/2036	2,469	3,027
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	127
7.250% due 08/15/2038	300	420
Transocean, Inc.
7.500% due 04/15/2031	1,000	1,212
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	771	852
United Airlines Pass-Through Trust
4.000% due 10/11/2027	1,000	1,014
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,727
Vale Overseas Ltd.
6.250% due 01/23/2017	200	224
6.875% due 11/10/2039	2,800	3,109
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,238	2,226
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,229
6.200% due 04/15/2038	900	1,154
WellPoint, Inc.
4.650% due 01/15/2043	1,600	1,630
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,612
8.750% due 03/15/2032	137	179

Williams Partners LP
4.900% due 01/15/2045	1,500	1,495

		152,413

UTILITIES 11.6%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,227
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,841
7.000% due 04/01/2038	100	136
AT&T, Inc.
4.350% due 06/15/2045	210	200
4.800% due 06/15/2044	4,100	4,208
5.350% due 09/01/2040	3,618	3,943
6.550% due 02/15/2039	600	745
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	490
6.500% due 09/15/2037	1,600	2,067
British Telecommunications PLC
9.625% due 12/15/2030	600	957
Bruce Mansfield Unit
6.850% due 06/01/2034	1,382	1,520
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,500	1,540
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	539
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,900	2,983
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	903
Enable Midstream Partners LP
5.000% due 05/15/2044	3,000	3,030
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,536
FirstEnergy Corp.
7.375% due 11/15/2031	400	473
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,089
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	606
Koninklijke KPN NV
8.375% due 10/01/2030	2,400	3,406
Majapahit Holding BV
7.750% due 01/20/2020	900	1,058
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,248
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,423
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	229
6.050% due 03/01/2034	3,201	3,965
PacifiCorp
6.000% due 01/15/2039	1,300	1,645
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	4,184
6.500% due 06/02/2041	1,000	1,167
Plains All American Pipeline LP
6.650% due 01/15/2037	100	127
Progress Energy, Inc.
7.750% due 03/01/2031	400	566
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,005
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,344
Southern California Edison Co.
5.625% due 02/01/2036	200	242
6.000% due 01/15/2034	300	379
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,430
Verizon Communications, Inc.
6.400% due 09/15/2033	3,600	4,417
6.550% due 09/15/2043	12,000	15,132
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,661

Vodafone Group PLC
6.150% due 02/27/2037	1,700	2,024

		78,685

Total Corporate Bonds & Notes (Cost $298,488)		323,119

MUNICIPAL BONDS & NOTES 5.2%
CALIFORNIA 2.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,843
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	573
7.500% due 04/01/2034	600	855
7.550% due 04/01/2039	3,300	4,964
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	134
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	208
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,021
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	134
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,900	2,498
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,094

		15,324

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,622
6.655% due 04/01/2057	700	855

		4,477

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,156

NEVADA 0.2%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,343
7.100% due 06/01/2039	200	221

		1,564

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	560

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	507
6.814% due 11/15/2040	1,400	1,890
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,203
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,496

		5,096

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	330

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,410
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	79

		2,489

TEXAS 0.3%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,682

Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	600	664

		2,346

UTAH 0.2%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,620

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	213

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	81

Total Municipal Bonds & Notes (Cost $31,076)		35,256

U.S. GOVERNMENT AGENCIES 9.4%
Fannie Mae
0.000% due 06/01/2017 (g)	2,400	2,329
0.000% due 05/15/2030 - 11/15/2030	20,000	10,838
0.352% due 10/27/2037	400	399
3.980% due 07/01/2021	2,500	2,724
5.625% due 04/17/2028	100	124
6.000% due 04/18/2036	900	977
6.250% due 05/15/2029	2,200	2,894
Financing Corp.
0.000% due 12/27/2018	5,200	4,822
8.600% due 09/26/2019	1,470	1,933
Freddie Mac
0.000% due 03/15/2031	1,100	585
5.000% due 04/15/2038	284	310
6.250% due 07/15/2032	500	691
6.750% due 03/15/2031	2,800	4,020
Ginnie Mae
5.500% due 10/20/2037	431	512
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	10,310
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	12,300	8,843
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030	2,300	1,341
Small Business Administration
5.290% due 12/01/2027	285	312
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,373
4.875% due 01/15/2048	1,900	2,133
5.250% due 09/15/2039	900	1,094
5.375% due 04/01/2056	1,200	1,442
5.880% due 04/01/2036	3,000	3,888

Total U.S. Government Agencies (Cost $57,714)		63,894

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Bonds
2.875% due 05/15/2043 (g)	18,800	17,146
3.000% due 05/15/2042 (g)	1,300	1,224
3.125% due 11/15/2041 (e)(g)	65,700	63,560
3.125% due 02/15/2042	4,200	4,056
3.125% due 02/15/2043 (g)	15,700	15,085
3.625% due 08/15/2043 (g)	200	211
3.875% due 08/15/2040 (g)	1,600	1,772
4.250% due 05/15/2039 (g)	3,900	4,572
4.375% due 11/15/2039 (g)	5,100	6,097
U.S. Treasury Inflation Protected Securities (b)
1.375% due 02/15/2044 (g)	7,730	8,487
U.S. Treasury Strips
0.000% due 08/15/2028	1,400	915
0.000% due 05/15/2032	1,100	608
0.000% due 11/15/2032	7,400	4,007
0.000% due 08/15/2033	2,500	1,315
0.000% due 11/15/2033	500	260
0.000% due 05/15/2034	600	307
0.000% due 11/15/2034	200	100
0.000% due 11/15/2039	1,700	719
0.000% due 05/15/2040	4,850	2,016
0.000% due 08/15/2040	18,800	7,738
0.000% due 11/15/2040 (g)	25,200	10,280
0.000% due 08/15/2042	2,600	982
0.000% due 05/15/2043	6,800	2,487

Total U.S. Treasury Obligations (Cost $148,755)		153,944

MORTGAGE-BACKED SECURITIES 1.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035		1,200	1,398
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034		204	206
DBUBS Mortgage Trust
1.502% due 07/12/2044		1,815	1,859
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,900	1,969
5.444% due 03/10/2039		300	328
IndyMac Mortgage Loan Trust
0.332% due 07/25/2047		218	162
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046		1,200	1,301
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,432	1,612
Structured Asset Mortgage Investments Trust
0.342% due 07/25/2046		100	85
0.372% due 05/25/2036		188	142
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,427

Total Mortgage-Backed Securities (Cost $10,019)			10,489

ASSET-BACKED SECURITIES 0.1%
SLM Student Loan Trust
1.729% due 04/25/2023		323	335

Total Asset-Backed Securities (Cost $319)			335

SOVEREIGN ISSUES 4.1%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,742
6.500% due 06/10/2019		800	904
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,000	956
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,446
Hydro-Quebec
6.500% due 02/15/2035	CAD	6,400	8,363
Mexico Government International Bond
5.950% due 03/19/2019		$2,800	3,268
6.050% due 01/11/2040		1,200	1,460
Province of Ontario
4.650% due 06/02/2041	CAD	3,700	4,015
5.600% due 06/02/2035		3,200	3,839
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,610

Total Sovereign Issues (Cost $27,651)			27,603

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		463	25

Total Common Stocks (Cost $13)			25

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.4%
Credit Agricole
0.559% due 11/30/2015		$3,000	3,000

REPURCHASE AGREEMENTS (d) 1.4%			9,300

U.S. TREASURY BILLS 0.0%
0.061% due 12/26/2014 (i)		270	270

Total Short-Term Instruments (Cost $12,568)			12,570

Total Investments in Securities (Cost $589,567)			630,230

	SHARES
INVESTMENTS IN AFFILIATES 13.3%
SHORT-TERM INSTRUMENTS 13.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.3%
PIMCO Short-Term Floating NAV Portfolio	4,001,155	40,036
PIMCO Short-Term Floating NAV Portfolio III	5,045,286	50,412

Total Short-Term Instruments (Cost $90,450)		90,448

Total Investments in Affiliates (Cost $90,450)		90,448

Total Investments 106.2% (Cost $680,017)		$720,678
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $0)		1,002
Other Assets and Liabilities, net (6.3%)		(43,074)

Net Assets 100.0%		$678,606

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$ 9,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(9,487)	$9,300	$9,300

Total Repurchase Agreements						$(9,487)	$9,300	$9,300

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.150%	06/12/2014	07/11/2014	$(6,727)	$(6,728)

Total Reverse Repurchase Agreements					$(6,728)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.160%	06/10/2014	07/10/2014	$(2,669)	$(2,671)
	0.180%	06/16/2014	07/16/2014	(2,690)	(2,694)
	0.190%	06/18/2014	07/09/2014	(1,337)	(1,338)
BPG	0.160%	06/10/2014	07/10/2014	(6,291)	(6,297)
GSC	0.180%	06/13/2014	07/09/2014	(22,463)	(22,481)

Total Sale-Buyback Transactions					$(35,481)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $33,863 at a weighted average interest rate of 0.110%.
(3)	Payable for sale-buyback transactions includes $26 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	6.000%	07/01/2044	$1,000	$(1,122)	$(1,126)

Total Short Sales					$(1,122)	$(1,126)

(e)	Securities with an aggregate market value of $42,663 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	3,771	$4,244	$75	$0
S&P 500 Index September Futures	Long	09/2014	503	3,098	50	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	422	271	119	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2014	50	75	33	0

Total Futures Contracts				$7,688	$277	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$17,200	$345	$56	$0	$(8)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	$9,900	$(133)	$(70)	$0	$(17)

Total Swap Agreements					$212	$(14)	$0	$(25)

(g)	Securities with an aggregate market value of $30,626 and cash of $297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	07/2014	EUR	1,056		$1,446	$0	$0
JPM	07/2014		$1,436	EUR	1,056	11	0
	08/2014	EUR	1,056		$1,436	0	(10)
RBC	09/2014	CAD	17,939		16,502	0	(278)

Total Forward Foreign Currency Contracts						$11	$(288)

Written Options:

Credit Default Swaptions On Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$4,000	$(13)	$(8)
BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014	6,000	(17)	(8)

						$(30)	$(16)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(38)	$(3)

Total Written Options						$(68)	$(19)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	3,500	$49	$71	$120	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	26,800	$19	$294	$313	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	14,597	3-Month USD-LIBOR plus a specified spread	03/13/2015	$51,229		$613	$613	$0

Total Swap Agreements							$68	$978	$1,046	$0

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,995	$0	$2,995
Corporate Bonds & Notes
Banking & Finance	3,796	86,974	1,251	92,021
Industrials	5,497	145,902	1,014	152,413
Utilities	0	77,165	1,520	78,685
Municipal Bonds & Notes
California	0	15,324	0	15,324
Georgia	0	4,477	0	4,477
Michigan	0	1,156	0	1,156
Nevada	0	1,564	0	1,564
New Jersey	0	560	0	560
New York	0	5,096	0	5,096
North Carolina	0	330	0	330
Ohio	0	2,489	0	2,489
Texas	0	2,346	0	2,346
Utah	0	1,620	0	1,620
Washington	0	213	0	213
West Virginia	0	81	0	81
U.S. Government Agencies	0	63,894	0	63,894
U.S. Treasury Obligations	0	153,944	0	153,944
Mortgage-Backed Securities	0	10,489	0	10,489
Asset-Backed Securities	0	335	0	335
Sovereign Issues	0	27,603	0	27,603
Common Stocks
Financials	25	0	0	25
Short-Term Instruments
Certificates of Deposit	0	3,000	0	3,000
Repurchase Agreements	0	9,300	0	9,300
U.S. Treasury Bills	0	270	0	270
	$9,318	$617,127	$3,785	$630,230

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,448	$0	$0	$90,448

Total Investments	$99,766	$617,127	$3,785	$720,678

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,126)	$0	$(1,126)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	277	0	0	277
Over the counter	0	1,057	0	1,057
	$277	$1,057	$0	$1,334

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(25)	0	(25)
Over the counter	0	(304)	(3)	(307)

	$0	$(329)	$(3)	$(332)

Totals	$100,043	$616,729	$3,782	$720,554

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4%
MUNICIPAL BONDS & NOTES 94.1%
ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$321
Mesa, Arizona Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 07/01/2017	95	108
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	155	176

		605

CALIFORNIA 6.7%
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	414
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	272
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,685
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	573
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	290
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	22
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	67
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	592
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	621

		4,536

FLORIDA 4.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,086
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,203
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	275
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	172

		2,736

GEORGIA 1.6%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2019	500	580
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	500	507

		1,087

ILLINOIS 2.4%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	338
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,065	1,252

		1,590

INDIANA 3.1%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,182
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	347
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	595

		2,124

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	269

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	279

MASSACHUSETTS 4.8%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
3.614% due 12/01/2014	400	404
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
3.839% due 01/01/2018	500	507
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2024	1,000	1,191
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,177

		3,279

MICHIGAN 3.2%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,130
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,021

		2,151

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	434

MISSOURI 4.7%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	393
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.030% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.040% due 02/15/2033	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.040% due 02/15/2034	570	570

		3,163

NEBRASKA 1.7%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2025	1,000	1,148

NEVADA 0.9%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018 (a)	500	572

NEW JERSEY 4.2%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	489
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,157
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	574
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	649

		2,869

NEW MEXICO 0.8%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	565

NEW YORK 17.9%
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	403
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	817
5.250% due 03/01/2021	1,000	1,165
New York City, New York General Obligation Bonds, Series 2012
0.010% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.843% due 03/01/2027	450	371
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	340
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.050% due 11/01/2022	750	750
New York City, New York Water & Sewer System Revenue Notes, Series 2011
5.000% due 06/15/2020	500	594

New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 07/01/2018	500	585
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	881
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	500	593
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	500	581
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	566
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,554
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,159
5.000% due 03/15/2019	250	293
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	476

		12,128

NORTH CAROLINA 2.9%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	285
5.000% due 07/01/2018	500	561
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2023	930	1,117

		1,963

OHIO 9.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	620
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	144
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	704
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	439
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	529
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,175
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,196
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	277
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,143

		6,227

OREGON 0.4%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	292

PENNSYLVANIA 3.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	576
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.030% due 07/01/2025	980	980
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	438

		1,994

SOUTH CAROLINA 0.3%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	225

TENNESSEE 1.0%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	595	687

TEXAS 10.2%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	750	899
Garland Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2021	1,000	1,203
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
5.000% due 12/01/2025	500	587
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,163

Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	902
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,142
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.020% due 05/01/2046	1,000	1,000

		6,896

VIRGINIA 4.5%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	776
Virginia Public Building Authority Revenue Notes, Series 2011
5.000% due 08/01/2021	500	602
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	175
Virginia Resources Authority Revenue Notes, Series 2011
5.000% due 11/01/2020	500	593
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2020	750	903

		3,049

WASHINGTON 3.8%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	750	912
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	259
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,183
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	223

		2,577

WISCONSIN 0.4%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	285

Total Municipal Bonds & Notes (Cost $61,285)		63,730

SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS (c) 5.5%		3,696

U.S. TREASURY BILLS 1.8%
0.072% due 08/21/2014 - 10/09/2014 (b)(e)	1,263	1,263

Total Short-Term Instruments (Cost $4,959)		4,959

Total Investments in Securities (Cost $66,244)		68,689

Total Investments 101.4% (Cost $66,244)		$68,689
Financial Derivative Instruments (d) (1.2%) (Cost or Premiums, net $152)		(830)
Other Assets and Liabilities, net (0.2%)		(122)

Net Assets 100.0%		$67,737

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$3,696	Fannie Mae 2.110% due 11/07/2022	$(3,771)	$3,696	$3,696

Total Repurchase Agreements						$(3,771)	$3,696	$3,696

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017	$3,200	$0	$16	$16	$0
	Receive	3-Month USD-CPURNSA Index	2.037%	12/31/2017	400	0	4	4	0
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	1,250	1	(21)	0	(20)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	5,293	0	(65)	0	(65)
DUB	Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	600	0	1	1	0
	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	600	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.800%	01/17/2016	3,200	(1)	32	31	0
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	600	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	1.935%	01/20/2017	400	0	4	4	0
	Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	600	0	(15)	0	(15)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	600	0	(19)	0	(19)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	600	0	(21)	0	(21)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	600	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	600	0	(7)	0	(7)
MYC	Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	6,793	31	(24)	7	0
	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	6,793	31	(90)	0	(59)
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	6,793	31	(147)	0	(116)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	6,793	31	(242)	0	(211)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	6,793	(13)	(223)	0	(236)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	5,543	35	(127)	0	(92)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	1,500	6	(25)	0	(19)
	Receive	3-Month USD-CPURNSA Index	2.535%	06/05/2023	1,500	0	(13)	0	(13)
	Receive	3-Month USD-CPURNSA Index	2.520%	11/01/2023	6,300	0	5	5	0
UAG	Receive	3-Month USD-CPURNSA Index	2.215%	01/17/2019	3,000	0	20	20	0

						$152	$(982)	$88	$(918)

Total Swap Agreements						$152	$(982)	$88	$(918)

(e)	Securities with an aggregate market value of $983 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$605	$0	$605
California	0	4,536	0	4,536
Florida	0	2,736	0	2,736
Georgia	0	1,087	0	1,087
Illinois	0	1,590	0	1,590
Indiana	0	2,124	0	2,124
Iowa	0	269	0	269
Louisiana	0	279	0	279
Massachusetts	0	3,279	0	3,279
Michigan	0	2,151	0	2,151
Mississippi	0	434	0	434
Missouri	0	3,163	0	3,163
Nebraska	0	1,148	0	1,148
Nevada	0	572	0	572
New Jersey	0	2,869	0	2,869
New Mexico	0	565	0	565
New York	0	12,128	0	12,128
North Carolina	0	1,963	0	1,963
Ohio	0	6,227	0	6,227
Oregon	0	292	0	292
Pennsylvania	0	1,994	0	1,994
South Carolina	0	225	0	225
Tennessee	0	687	0	687
Texas	0	6,896	0	6,896
Virginia	0	3,049	0	3,049
Washington	0	2,577	0	2,577
Wisconsin	0	285	0	285
Short-Term Instruments
Repurchase Agreements	0	3,696	0	3,696
U.S. Treasury Bills	0	1,263	0	1,263

Total Investments	$0	$68,689	$0	$68,689

Financial Derivative Instruments - Assets
Over the counter	0	88	0	88

Financial Derivative Instruments - Liabilities
Over the counter	0	(918)	0	(918)

Totals	$0	$67,859	$0	$67,859

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.9%
BANK LOAN OBLIGATIONS 0.4%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$6,632	$6,649
Biomet, Inc.
3.150% due 03/25/2015		9,228	9,263
3.650% - 3.733% due 07/25/2017		33,820	33,913
Chrysler Group LLC
3.500% due 05/24/2017		89,371	89,834
Community Health Systems, Inc.
3.478% due 01/25/2017		7,400	7,427
Crown Castle International Corp.
3.000% due 01/31/2019		990	993
Dell, Inc.
3.750% due 10/29/2018		100,344	100,470
Fresenius SE & Co. KGaA
2.234% due 08/07/2019		993	995
H.J. Heinz Co.
3.250% due 06/07/2019		9,925	9,951
3.500% due 06/05/2020		85,413	86,144
HCA, Inc.
2.650% due 02/02/2016		14,320	14,347
2.650% due 05/02/2016		96,980	97,174
2.900% due 03/31/2017		103,691	104,052
2.984% due 05/01/2018		71,011	71,189
Hertz Corp.
3.000% due 03/11/2018		17,261	17,167
Hologic, Inc.
3.250% due 08/01/2019		9,621	9,627
Huntsman International LLC
2.693% due 04/19/2017		14,115	14,101
Lombard Street CLO PLC
0.500% - 0.922% due 02/28/2023		19,121	17,729
0.500% - 0.922% due 02/28/2023	EUR	17,404	22,098
0.500% - 0.922% due 02/28/2023	GBP	23,072	36,608
MGM Resorts International
2.900% due 12/20/2017		$8,533	8,576
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		6,818	6,838
RPI Finance Trust
2.484% due 11/09/2016		4,758	4,773
3.250% due 05/09/2018		12,775	12,808
3.250% due 11/09/2018		10,436	10,465
Spectrum Brands, Inc.
3.500% due 09/04/2019		6,706	6,721
SunGard Data Systems, Inc.
4.000% due 03/08/2020		16,194	16,272
Universal Health Services, Inc.
1.652% - 3.750% due 08/15/2016		9,005	9,013
Valeant Pharmaceuticals International, Inc.
2.400% due 04/20/2016		5,192	5,185
2.410% due 04/20/2016		32,455	32,522
3.750% due 12/11/2019		24,563	24,581
3.750% due 08/05/2020		46,997	47,015

Total Bank Loan Obligations (Cost $929,844)			934,500

CORPORATE BONDS & NOTES 16.5%
BANKING & FINANCE 13.5%
Abbey National Treasury Services PLC
0.740% due 03/13/2017		1,800	1,804
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,295	1,431
Aflac, Inc.
6.450% due 08/15/2040		300	381
AIG Life Holdings, Inc.
7.570% due 12/01/2045		52,200	69,165
8.125% due 03/15/2046		96,335	133,833
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	58,132
Ally Financial, Inc.
2.427% due 12/01/2014		$100	100
2.500% due 03/15/2017 (h)		274,300	274,381
2.750% due 01/30/2017		139,620	141,540
3.125% due 01/15/2016		99,680	102,546
3.500% due 07/18/2016		129,333	133,698

3.500% due 01/27/2019		92,257	93,383
4.625% due 06/26/2015		565,248	584,325
4.750% due 09/10/2018		159,289	169,444
5.500% due 02/15/2017		196,786	213,635
6.250% due 12/01/2017		94,649	106,007
6.750% due 12/01/2014		500	512
7.500% due 09/15/2020		127,910	154,611
8.000% due 03/15/2020		45,182	55,009
8.300% due 02/12/2015		16,668	17,397
American Express Bank FSB
6.000% due 09/13/2017		253,210	289,537
American Express Centurion Bank
6.000% due 09/13/2017		230,900	264,651
American Express Co.
6.800% due 09/01/2066		320	353
7.000% due 03/19/2018		300	357
American Express Credit Corp.
0.781% due 03/18/2019		3,700	3,725
1.750% due 06/12/2015		4,000	4,052
5.125% due 08/25/2014		38,500	38,776
5.375% due 10/01/2014	GBP	17,700	30,636
American Honda Finance Corp.
0.443% due 11/03/2014		$4,400	4,404
American International Group, Inc.
2.375% due 08/24/2015		32,865	33,463
4.500% due 12/20/2017 (h)	HKD	500,000	68,814
5.050% due 10/01/2015		$202,011	213,019
5.450% due 05/18/2017		278,435	310,793
5.600% due 10/18/2016		58,771	64,642
5.850% due 01/16/2018		19,000	21,705
6.250% due 03/15/2087		141,721	159,259
6.765% due 11/15/2017	GBP	189,478	369,519
8.175% due 05/15/2068		$1,097,786	1,517,689
8.250% due 08/15/2018		206,779	257,105
ASB Finance Ltd.
1.359% due 10/23/2015	GBP	8,500	14,670
ASIF
3.000% due 02/17/2017	EUR	6,983	9,479
13.883% due 04/09/2018		7,126,000	6,851
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (g)		21,800	31,597
9.000% due 05/09/2018 (g)		$16,000	17,980
Banco do Brasil S.A.
2.899% due 07/02/2014		4,700	4,700
3.875% due 10/10/2022		200	188
4.500% due 01/22/2015		35,200	35,925
4.500% due 01/20/2016	EUR	50,100	71,559
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	5,150
Banco Popolare
3.500% due 03/14/2019	EUR	13,600	19,304
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$244,200	255,311
4.500% due 04/06/2015		44,400	45,510
4.625% due 02/13/2017		137,500	146,953
Banco Santander Chile
1.126% due 04/11/2017		900	901
1.828% due 01/19/2016		176,300	178,063
3.750% due 09/22/2015		3,300	3,403
Banco Santander S.A.
4.625% due 01/20/2016	EUR	11,800	17,175
Bank of America Corp.
0.554% due 08/15/2016		$2,000	1,984
0.686% due 01/15/2015		41,026	41,089
0.773% due 05/02/2017		1,100	1,079
0.879% due 05/23/2017	EUR	30,800	41,858
1.049% due 03/28/2018		47,350	63,899
1.050% due 03/22/2016		$10,755	10,840
1.266% due 01/15/2019		200	203
1.500% due 10/09/2015		57,200	57,742
2.000% due 01/11/2018		11,075	11,155
2.650% due 04/01/2019		25,000	25,364
3.625% due 03/17/2016		5,900	6,165
3.700% due 09/01/2015		11,420	11,809
3.750% due 07/12/2016		14,432	15,188
4.000% due 04/01/2024		2,200	2,252
4.500% due 04/01/2015		38,300	39,449
5.000% due 01/15/2015		32,777	33,555
5.650% due 05/01/2018		30,283	34,344
5.750% due 12/01/2017		55,539	62,761
6.000% due 09/01/2017		30,525	34,505
6.050% due 05/16/2016		400	435
6.400% due 08/28/2017		393,027	449,202
6.500% due 08/01/2016		44,445	49,283
6.875% due 04/25/2018		714,257	841,583
7.800% due 09/15/2016		2,000	2,274
8.680% due 05/02/2017		395	435

Bank of America N.A.
0.511% due 06/15/2016		95,560	95,109
0.531% due 06/15/2017		4,400	4,352
0.645% due 05/08/2017		281,000	281,036
0.695% due 11/14/2016		44,000	44,109
5.300% due 03/15/2017		10,750	11,829
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	136,310
Bank of India
4.750% due 09/30/2015		10,550	10,934
Bank of Montreal
1.300% due 10/31/2014		54,700	54,885
1.950% due 01/30/2018		30,700	31,505
2.850% due 06/09/2015		6,700	6,860
Bank of Nova Scotia
0.538% due 04/11/2017		2,200	2,202
1.250% due 04/11/2017		31,100	31,251
1.650% due 10/29/2015		117,600	119,525
1.950% due 01/30/2017		79,300	81,398
Bank One Corp.
4.900% due 04/30/2015		24,260	25,107
Bankia S.A.
0.532% due 01/25/2016	EUR	2,400	3,251
3.500% due 11/13/2014		2,300	3,186
3.500% due 01/17/2019		27,700	40,335
4.250% due 07/05/2016		2,500	3,668
4.375% due 02/14/2017		8,600	12,635
5.000% due 10/30/2014		4,300	5,973
5.750% due 06/29/2016		5,000	7,530
Barclays Bank PLC
5.200% due 07/10/2014		$10,600	10,610
7.625% due 11/21/2022		89,800	102,372
7.750% due 04/10/2023		11,600	12,925
10.000% due 05/21/2021	GBP	3,100	7,007
10.179% due 06/12/2021		$307,237	426,655
14.000% due 06/15/2019 (g)	GBP	362,934	850,320
Barclays PLC
8.000% due 12/15/2020 (g)	EUR	6,200	9,288
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	107,653
6.500% due 03/10/2021		169,850	192,355
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		44,810	46,850
Bear Stearns Cos. LLC
0.617% due 11/21/2016		900	900
5.300% due 10/30/2015		1,097	1,163
5.700% due 11/15/2014		27,800	28,337
6.400% due 10/02/2017		218,125	251,630
BFC Finance Corp.
7.375% due 12/01/2017		512	546
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		100,000	100,988
BNP Paribas S.A.
0.683% due 05/07/2017		117,500	117,589
BNY Mellon N.A.
4.750% due 12/15/2014		50	51
BPCE S.A.
0.862% due 06/17/2017		445,000	445,191
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,500	7,719
2.875% due 05/19/2016		400	562
Caixa Economica Federal
4.250% due 05/13/2019		$100,000	101,200
CaixaBank S.A.
3.250% due 10/05/2015	EUR	5,000	7,079
5.000% due 02/22/2016		1,150	1,689
5.125% due 04/27/2016		2,800	4,152
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		$5,000	5,027
CIT Group, Inc.
4.250% due 08/15/2017		101,253	105,873
4.750% due 02/15/2015		300	307
5.000% due 05/15/2017		48,363	51,658
5.250% due 03/15/2018		40,845	43,959
5.500% due 02/15/2019		57,510	62,506
6.625% due 04/01/2018		5,591	6,304
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,526
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,488
Citigroup, Inc.
0.503% due 11/05/2014		71,860	71,896
0.745% due 05/01/2017		204,600	204,571
0.770% due 03/10/2017		55,335	55,402
0.843% due 05/31/2017	EUR	37,821	51,270

1.025% due 04/01/2016		$19,870	20,005
1.189% due 07/25/2016		54,105	54,720
1.584% due 11/30/2017	EUR	38,660	52,805
1.738% due 02/10/2019		8,800	11,989
2.250% due 08/07/2015		$11,179	11,365
2.650% due 03/02/2015		5,000	5,072
3.953% due 06/15/2016		11,100	11,716
4.450% due 01/10/2017		41,850	45,127
4.587% due 12/15/2015		40,100	42,284
4.750% due 05/19/2015		27,893	28,917
5.000% due 09/15/2014		106,716	107,665
5.500% due 10/15/2014		8,574	8,698
6.010% due 01/15/2015		32,385	33,365
6.125% due 11/21/2017		37,100	42,459
6.375% due 08/12/2014		8,527	8,584
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (g)	EUR	42,300	58,573
Commonwealth Bank of Australia
1.031% due 09/18/2015		$2,300	2,320
1.250% due 09/18/2015		960	970
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		178,500	178,405
0.558% due 04/28/2017		393,800	394,701
5.125% due 10/27/2014	GBP	10,000	17,350
6.875% due 03/19/2020	EUR	12,500	20,665
8.375% due 07/26/2016 (g)		$34,700	38,170
8.400% due 06/29/2017 (g)		5,900	6,667
11.000% due 06/30/2019 (g)		231,900	311,950
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,186
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	48,856
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		15,200	15,203
Credit Agricole S.A.
0.775% due 06/12/2017		445,000	445,130
0.807% due 06/02/2017		223,000	223,031
6.500% due 06/23/2021 (g)	EUR	17,900	26,027
7.500% due 06/23/2026 (g)	GBP	7,100	12,652
7.875% due 01/23/2024 (g)		$3,000	3,281
8.125% due 09/19/2033		32,780	37,435
Credit Suisse
0.719% due 05/26/2017		397,400	398,595
5.750% due 09/18/2025	EUR	3,900	5,968
6.500% due 08/08/2023		$28,200	31,372
Credit Suisse Group AG
7.500% due 12/11/2023 (g)		26,500	29,399
Denali Borrower LLC
5.625% due 10/15/2020		400	425
Deutsche Bank Financial LLC
5.375% due 03/02/2015		15,879	16,376
Dexia Credit Local S.A.
0.603% due 11/07/2016		800	803
DNB Boligkreditt A/S
2.900% due 03/29/2017		2,000	2,078
E*TRADE Financial Corp.
6.750% due 06/01/2016		2,300	2,507
Eksportfinans ASA
0.731% due 03/09/2015		5,000	4,921
0.890% due 06/16/2015	JPY	2,400,000	23,113
2.000% due 09/15/2015		$29,365	29,409
2.375% due 05/25/2016		55,690	55,829
2.875% due 11/16/2016	CHF	1,100	1,263
3.000% due 11/17/2014		$51,314	51,691
5.500% due 05/25/2016		15,990	17,069
5.500% due 06/26/2017		53,703	57,728
Export-Import Bank of Korea
2.030% due 03/21/2015		184,600	186,273
4.125% due 09/09/2015		27,200	28,289
5.125% due 06/29/2020		17,500	19,879
5.875% due 01/14/2015		40,760	41,890
Fiat Finance & Trade S.A.
6.375% due 04/01/2016	EUR	16,500	24,021
FNBC Pass-Through Trust
8.080% due 01/05/2018		$114	127
Ford Motor Credit Co. LLC
0.675% due 11/08/2016		59,200	59,206
1.060% due 03/12/2019		1,700	1,711
1.329% due 08/28/2014		51,000	51,079
1.474% due 05/09/2016		40,700	41,319
1.500% due 01/17/2017		16,250	16,346
1.700% due 05/09/2016		21,930	22,218
2.500% due 01/15/2016		1,600	1,641
2.750% due 05/15/2015		71,626	73,014
3.000% due 06/12/2017		9,032	9,428
3.875% due 01/15/2015		151,900	154,639

3.984% due 06/15/2016		42,530	44,958
4.207% due 04/15/2016		62,710	66,209
4.250% due 02/03/2017		18,340	19,706
5.000% due 05/15/2018		25,746	28,663
5.625% due 09/15/2015		97,230	102,890
6.625% due 08/15/2017		20,850	24,014
7.000% due 04/15/2015		259,674	272,742
8.000% due 12/15/2016		202,619	235,615
8.700% due 10/01/2014		275,642	281,376
12.000% due 05/15/2015		170,655	187,566
GE Capital U.K. Funding
1.078% due 05/09/2016	GBP	14,900	25,615
5.125% due 03/03/2015		13,300	23,386
General Electric Capital Corp.
6.375% due 11/15/2067		$41,370	46,231
General Motors Financial Co., Inc.
2.750% due 05/15/2016		20,380	20,724
3.250% due 05/15/2018		16,400	16,646
4.750% due 08/15/2017		37,417	39,896
6.750% due 06/01/2018		8,700	9,923
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	22,586
GMAC International Finance BV
7.500% due 04/21/2015	EUR	109,870	158,079
Goldman Sachs Group, Inc.
0.834% due 09/29/2014		$15,607	15,627
0.852% due 06/04/2017		86,800	86,874
1.227% due 11/21/2014		6,575	6,597
2.375% due 01/22/2018		29,725	30,235
3.300% due 05/03/2015		11,600	11,860
4.000% due 03/03/2024		900	918
5.250% due 07/27/2021		300	337
5.375% due 03/15/2020		100	113
6.150% due 04/01/2018		400	459
6.250% due 09/01/2017		2,950	3,364
7.500% due 02/15/2019		300	366
GSPA Monetization Trust
6.422% due 10/09/2029		21,586	22,404
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		3,000	3,017
HBOS PLC
0.884% due 03/29/2016	EUR	14,953	20,495
0.912% due 03/21/2017		2,700	3,679
0.930% due 09/06/2017		$6,300	6,278
0.934% due 09/30/2016		74,790	74,603
1.110% due 09/01/2016	EUR	1,831	2,502
6.750% due 05/21/2018		$273,366	315,437
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,226
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		200	226
HSBC Finance Corp.
0.657% due 06/01/2016		700	701
HSBC Holdings PLC
4.875% due 01/14/2022		100	112
5.100% due 04/05/2021		200	227
HSBC USA, Inc.
2.375% due 02/13/2015		76,400	77,361
ILFC E-Capital Trust
5.020% due 12/21/2065		3,558	3,505
6.250% due 12/21/2065		17,620	17,708
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,302
2.375% due 07/17/2017		2,400	2,454
ING Bank NV
0.574% due 01/04/2016		500,000	500,037
0.902% due 05/23/2016		18,250	18,173
0.927% due 11/21/2016		200	199
0.931% due 07/03/2017		500	495
International Lease Finance Corp.
3.875% due 04/15/2018		4,000	4,107
4.875% due 04/01/2015		146,427	150,362
5.750% due 05/15/2016		32,202	34,557
6.500% due 09/01/2014		379,012	382,328
6.750% due 09/01/2016		198,463	220,542
7.125% due 09/01/2018		41,975	48,796
8.625% due 09/15/2015		167,553	181,795
8.750% due 03/15/2017		5,450	6,346
Intesa Sanpaolo SpA
2.375% due 01/13/2017		50,025	50,805
3.125% due 01/15/2016		42,228	43,420
3.625% due 08/12/2015		7,000	7,154
3.875% due 01/16/2018		17,000	17,930
6.500% due 02/24/2021		7,500	8,879
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,275	7,518

3.750% due 03/01/2017		10,000	10,675
4.875% due 05/14/2016	EUR	1,400	2,066
John Deere Capital Corp.
0.363% due 04/12/2016		$142,700	142,712
0.875% due 04/17/2015		1,965	1,975
JPMorgan Chase & Co.
0.744% due 02/15/2017		9,200	9,239
0.779% due 04/25/2018		392,100	392,467
0.800% due 04/23/2015		25,000	25,008
1.054% due 05/30/2017	GBP	37,400	63,190
1.100% due 10/15/2015		$11,330	11,380
1.440% due 09/01/2015		940	940
3.150% due 07/05/2016		66,291	69,127
3.400% due 06/24/2015		17,000	17,495
3.450% due 03/01/2016		700	731
3.700% due 01/20/2015		18,000	18,321
4.250% due 10/15/2020		900	978
4.750% due 03/01/2015		56,038	57,657
6.000% due 01/15/2018		250	286
6.750% due 02/01/2024 (g)		100,000	108,125
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		74,015	73,786
0.647% due 06/02/2017		450,300	450,882
0.863% due 05/31/2017	EUR	28,700	39,197
5.375% due 09/28/2016	GBP	7,900	14,524
6.000% due 10/01/2017		$321,000	365,124
KBC Bank NV
8.000% due 01/25/2023		53,200	60,834
Kilroy Realty LP
5.000% due 11/03/2015		200	211
Korea Development Bank
3.250% due 03/09/2016		9,800	10,179
4.000% due 09/09/2016		20,000	21,273
4.375% due 08/10/2015		8,000	8,326
Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,902
3.250% due 09/20/2016		21,600	22,595
LBG Capital PLC
3.363% due 03/12/2020	EUR	150	203
7.375% due 03/12/2020		3,415	5,102
7.625% due 12/09/2019	GBP	19,420	34,827
7.625% due 10/14/2020	EUR	16,405	25,047
8.000% due 06/15/2020 (g)		$12,759	14,156
8.500% due 12/17/2021 (g)		55,300	61,206
8.875% due 02/07/2020	EUR	1,900	2,996
9.125% due 07/15/2020	GBP	12,033	21,767
15.000% due 12/21/2019		18,300	45,569
15.000% due 12/21/2019	EUR	12,900	27,361
Leveraged Finance Europe Capital BV
0.919% due 11/15/2017		169	232
Lloyds Bank PLC
1.257% due 04/29/2016	GBP	19,600	33,543
4.375% due 01/12/2015		$1,100	1,121
5.800% due 01/13/2020		600	697
12.000% due 12/16/2024 (g)		1,193,900	1,743,094
Lloyds Banking Group PLC
7.500% due 06/27/2024 (g)		10,561	11,263
7.625% due 06/27/2023 (g)	GBP	28,600	52,250
7.875% due 06/27/2029 (g)		1,400	2,627
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$7,239	7,668
Metropolitan Life Global Funding
0.356% due 06/23/2016 (c)		100,000	100,010
1.300% due 04/10/2017		39,600	39,712
1.700% due 06/29/2015		1,200	1,214
2.300% due 04/10/2019		83,200	84,148
Mizuho Bank Ltd.
0.659% due 04/16/2017		67,000	67,102
Morgan Stanley
0.706% due 10/15/2015		9,900	9,924
1.509% due 04/25/2018		24,400	24,907
2.875% due 07/28/2014		200	200
4.000% due 07/24/2015		37,000	38,329
4.100% due 01/26/2015		145,000	148,014
5.375% due 10/15/2015		26,600	28,173
5.500% due 01/26/2020		300	344
5.550% due 04/27/2017		500	556
5.625% due 09/23/2019		200	230
5.750% due 01/25/2021		2,600	3,023
6.000% due 04/28/2015		159,467	166,912
6.250% due 08/28/2017		400	456
Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,797
National Australia Bank Ltd.
1.178% due 07/25/2014		90,000	90,061
1.600% due 08/07/2015		350	355

National Bank of Canada
1.500% due 06/26/2015		12,600	12,746
2.200% due 10/19/2016		267,100	275,938
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	10,130	18,516
Nationwide Building Society
4.650% due 02/25/2015		$63,700	65,361
Nomura Holdings, Inc.
5.000% due 03/04/2015		54,190	55,715
Nordea Bank AB
2.250% due 03/20/2015		13,900	14,093
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	25,503
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	103,238
Principal Life Income Funding Trusts
5.550% due 04/27/2015		8,500	8,862
Prudential Covered Trust
2.997% due 09/30/2015		1,840	1,885
Prudential Financial, Inc.
3.875% due 01/14/2015		19,640	20,006
QNB Finance Ltd.
3.125% due 11/16/2015		17,800	18,378
3.375% due 02/22/2017		20,000	21,000
RCI Banque S.A.
4.600% due 04/12/2016		3,200	3,391
5.625% due 03/13/2015	EUR	7,400	10,481
Regions Financial Corp.
5.750% due 06/15/2015		$11,200	11,709
7.750% due 11/10/2014		17,042	17,470
Royal Bank of Canada
2.000% due 10/01/2018		40,800	41,384
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		21,322	21,767
5.000% due 10/01/2014		4,000	4,038
7.648% due 09/30/2031 (g)		15,090	18,334
Royal Bank of Scotland NV
0.931% due 03/09/2015		11,529	11,515
1.042% due 06/08/2015	EUR	3,310	4,543
Royal Bank of Scotland PLC
0.928% due 04/11/2016		$17,143	17,104
0.974% due 09/29/2015		29,700	29,718
1.007% due 10/14/2016		24,530	24,557
3.548% due 10/27/2014	AUD	40,000	37,631
4.350% due 01/23/2017	EUR	1,500	2,173
4.875% due 03/16/2015		$16,300	16,747
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		25,000	25,810
6.299% due 05/15/2017		25,000	26,500
Santander Financial Issuances Ltd.
7.250% due 11/01/2015		3,180	3,402
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,650	36,627
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,643
7.300% due 07/27/2019	GBP	3,800	6,600
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$49,500	50,237
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		61,100	64,644
5.400% due 03/24/2017		10,000	10,663
5.499% due 07/07/2015		122,030	126,853
Shinhan Bank
4.125% due 10/04/2016		25,000	26,652
Skandinaviska Enskilda Banken AB
6.625% due 07/09/2014	GBP	18,400	31,521
SL Green Realty Corp.
4.500% due 12/01/2022		$200	203
7.750% due 03/15/2020		200	242
SLM Corp.
3.875% due 09/10/2015		59,544	61,033
4.625% due 09/25/2017		5,000	5,281
5.000% due 04/15/2015		139,333	143,513
5.000% due 12/15/2015 (h)	HKD	16,000	2,113
5.050% due 11/14/2014		$1,600	1,626
5.140% due 06/15/2016		80,000	83,834
5.500% due 01/15/2019		74,475	79,316
6.000% due 01/25/2017		53,190	57,977
6.250% due 01/25/2016		258,407	275,526
8.450% due 06/15/2018		296,146	350,748
8.780% due 09/15/2016	MXN	150,000	11,776
Societe Generale S.A.
7.875% due 12/18/2023 (g)		$19,200	20,477
Springleaf Finance Corp.
5.400% due 12/01/2015		63,453	66,816
5.750% due 09/15/2016		1,200	1,278

6.000% due 10/15/2014		1,054	1,058
6.000% due 11/15/2014		920	920
6.000% due 12/15/2014		419	419
6.900% due 12/15/2017		21,820	24,275
Standard Chartered PLC
5.500% due 11/18/2014		225	229
State Bank of India
4.500% due 10/23/2014		600	605
4.500% due 07/27/2015		194,900	200,961
Stone Street Trust
5.902% due 12/15/2015		50,000	53,268
Sumitomo Mitsui Banking Corp.
1.100% due 03/18/2016	GBP	4,600	7,903
Swedbank AB
1.175% due 11/06/2015		20,400	35,125
Temasek Financial Ltd.
5.375% due 11/23/2039		$250	296
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		85,800	85,156
U.S. Bank N.A.
0.349% due 04/22/2016		204,500	204,615
UBS AG
4.750% due 02/12/2026	EUR	5,000	7,289
5.750% due 04/25/2018		$1,025	1,176
5.875% due 12/20/2017		233	266
7.250% due 02/22/2022		2,750	3,018
7.625% due 08/17/2022		51,700	62,320
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		300	319
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		119,000	124,950
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		25,000	26,412
6.465% due 03/04/2015		123,900	127,446
Wachovia Bank N.A.
0.603% due 11/03/2014		148,312	148,434
6.000% due 11/15/2017		600	688
Wachovia Capital Trust
5.570% due 07/31/2014 (g)		121,615	118,575
Wachovia Corp.
5.250% due 08/01/2014		2,900	2,912
Waha Aerospace BV
3.925% due 07/28/2020		260	277
Wells Fargo & Co.
1.250% due 07/20/2016		14,700	14,833
2.125% due 04/22/2019		75,000	75,312
3.676% due 06/15/2016		2,580	2,724
5.900% due 06/15/2024 (g)		97,800	103,790
Wells Fargo Bank N.A.
0.490% due 06/15/2017		500,000	500,069
XLIT Ltd.
5.250% due 09/15/2014		9,100	9,188

			30,502,780

INDUSTRIALS 1.9%
21st Century Fox America, Inc.
5.300% due 12/15/2014		8,655	8,851
AbbVie, Inc.
0.983% due 11/06/2015		200	202
1.200% due 11/06/2015		26,550	26,737
2.900% due 11/06/2022		300	290
Altria Group, Inc.
10.200% due 02/06/2039		57	97
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		6,000	6,137
5.000% due 03/30/2020		100	111
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		721	763
Amgen, Inc.
0.608% due 05/22/2017		83,900	84,008
1.875% due 11/15/2014		53,050	53,353
4.850% due 11/18/2014		7,350	7,475
Anglo American Capital PLC
1.176% due 04/15/2016		1,200	1,204
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		50	48
Anheuser-Busch InBev Worldwide, Inc.
1.500% due 07/14/2014		5,000	5,002
3.625% due 04/15/2015		400	410
4.125% due 01/15/2015		2,430	2,479
Apple, Inc.
2.850% due 05/06/2021		118,700	119,872
3.450% due 05/06/2024		165,400	167,490
AutoZone, Inc.
5.500% due 11/15/2015		10,050	10,693

Aviation Capital Group Corp.
3.875% due 09/27/2016	50,000	51,773
Baidu, Inc.
2.750% due 06/09/2019	24,600	24,720
Barrick North America Finance LLC
5.750% due 05/01/2043	200	208
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	105	110
BAT International Finance PLC
1.400% due 06/05/2015	1,200	1,210
Baxter International, Inc.
4.625% due 03/15/2015	1,200	1,236
Beam, Inc.
5.375% due 01/15/2016	6,093	6,488
BMW U.S. Capital LLC
0.567% due 06/02/2017	264,400	263,713
Boston Scientific Corp.
2.650% due 10/01/2018	300	307
6.400% due 06/15/2016	2,000	2,206
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	3,575	4,102
Cameron International Corp.
1.400% due 06/15/2017	4,000	4,017
Canadian Natural Resources Ltd.
0.609% due 03/30/2016	11,600	11,630
4.900% due 12/01/2014	4,450	4,530
6.500% due 02/15/2037	157	200
Cardinal Health, Inc.
6.000% due 06/15/2017	30,000	33,741
Cellco Partnership
8.500% due 11/15/2018	58	73
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	200	235
Cemex S.A.B. de C.V.
7.250% due 01/15/2021	200	221
Centex Corp.
5.250% due 06/15/2015	4,500	4,697
CGG S.A.
7.750% due 05/15/2017	675	687
Chesapeake Energy Corp.
3.479% due 04/15/2019	67,450	68,251
Churchill Downs, Inc.
5.375% due 12/15/2021	600	617
City of Hope
5.623% due 11/15/2043	30,000	33,027
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	300	322
Cliffs Natural Resources, Inc.
5.900% due 03/15/2020	300	307
CNPC General Capital Ltd.
2.750% due 05/14/2019	54,000	54,041
Comcast Corp.
5.850% due 11/15/2015	2,100	2,254
Computer Sciences Corp.
6.500% due 03/15/2018	2,000	2,317
Con-way, Inc.
7.250% due 01/15/2018	1,800	2,100
ConAgra Foods, Inc.
1.300% due 01/25/2016	8,686	8,761
1.900% due 01/25/2018	15,200	15,248
2.100% due 03/15/2018	2,300	2,309
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	3,152	3,467
7.707% due 10/02/2022	2,308	2,638
9.000% due 01/08/2018	10,656	12,041
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	800	977
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,724
CRH America, Inc.
8.125% due 07/15/2018	10,000	12,303
CSN Islands Corp.
6.875% due 09/21/2019	19,300	20,554
CSN Resources S.A.
6.500% due 07/21/2020	6,360	6,614
CVS Caremark Corp.
2.250% due 12/05/2018	100	101
CVS Pass-Through Trust
8.353% due 07/10/2031	248	332
D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,284
5.625% due 09/15/2014	3,000	3,032
Daimler Finance North America LLC
0.829% due 01/09/2015	1,900	1,904
0.905% due 08/01/2016	22,265	22,480
1.250% due 01/11/2016	22,730	22,935

1.300% due 07/31/2015	19,826	19,991
1.650% due 04/10/2015	5,500	5,554
1.875% due 09/15/2014	2,940	2,949
3.000% due 03/28/2016	11,610	12,021
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	3,075	3,613
Deluxe Corp.
5.125% due 10/01/2014	6,200	6,270
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^	5,537	858
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	300	356
Diageo Finance BV
3.250% due 01/15/2015	1,600	1,625
Discovery Communications LLC
5.050% due 06/01/2020	300	337
DISH DBS Corp.
4.250% due 04/01/2018	21,780	22,706
4.625% due 07/15/2017	61,006	64,895
7.125% due 02/01/2016	158,444	171,714
7.750% due 05/31/2015	1,600	1,699
7.875% due 09/01/2019	86,502	102,937
Domtar Corp.
9.500% due 08/01/2016	30,670	35,202
Dow Chemical Co.
2.500% due 02/15/2016	2,750	2,827
Endo Finance LLC
5.750% due 01/15/2022	500	511
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019	200	215
Energy Transfer Partners LP
5.950% due 02/01/2015	15,140	15,551
Ensco PLC
4.700% due 03/15/2021	100	109
Enterprise Products Operating LLC
5.000% due 03/01/2015	900	927
5.600% due 10/15/2014	5,615	5,698
6.650% due 04/15/2018	7,000	8,259
ERAC USA Finance LLC
5.600% due 05/01/2015	2,950	3,069
Express Scripts Holding Co.
2.100% due 02/12/2015	14,410	14,557
3.500% due 11/15/2016	1,810	1,923
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	300	309
Forest Laboratories, Inc.
5.000% due 12/15/2021	100	110
Foster’s Finance Corp.
4.875% due 10/01/2014	7,500	7,582
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,732
General Mills, Inc.
0.527% due 01/29/2016	3,610	3,621
General Motors Co.
1.000% due 07/31/2099	20,000	0
Georgia-Pacific LLC
5.400% due 11/01/2020	1,300	1,502
7.700% due 06/15/2015	1,150	1,227
Gerdau Holdings, Inc.
7.000% due 01/20/2020	47,200	53,572
Gerdau Trade, Inc.
5.750% due 01/30/2021	11,200	12,012
Glencore Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,393
GTL Trade Finance, Inc.
5.893% due 04/29/2024	226	238
Hamilton College
4.750% due 07/01/2113	58,970	52,721
Hanson Ltd.
6.125% due 08/15/2016	73,000	79,935
HCA, Inc.
3.750% due 03/15/2019	48,983	49,534
6.375% due 01/15/2015	200	205
6.500% due 02/15/2016	46,533	50,197
7.190% due 11/15/2015	23,600	25,429
7.250% due 09/15/2020	7,603	8,154
Heathrow Funding Ltd.
2.500% due 06/25/2017	22,000	22,364
Hewlett-Packard Co.
1.781% due 09/19/2014	62,030	62,223
2.350% due 03/15/2015	1,200	1,216
2.625% due 12/09/2014	10,000	10,100
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,355
HJ Heinz Co.
4.250% due 10/15/2020	500	504

Holcim GB Finance Ltd.
8.750% due 04/24/2017	GBP	3,400	6,842
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$8,000	8,378
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,089
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		600	621
Johnson & Johnson
0.299% due 11/28/2016		13,800	13,822
Johnson Controls, Inc.
2.600% due 12/01/2016		3,475	3,603
KazMunayGas National Co. JSC
11.750% due 01/23/2015		25,000	26,453
KB Home
6.250% due 06/15/2015		17,355	18,158
Kinder Morgan, Inc.
5.150% due 03/01/2015		1,900	1,945
Kraft Foods Group, Inc.
1.625% due 06/04/2015		8,180	8,266
Kroger Co.
1.200% due 10/17/2016		2,000	2,008
2.200% due 01/15/2017		3,300	3,388
L Brands, Inc.
5.250% due 11/01/2014		4,496	4,577
Lennar Corp.
5.600% due 05/31/2015		44,986	46,729
Life Technologies Corp.
4.400% due 03/01/2015		1,200	1,230
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,189
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		24,372	26,185
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,485
Masco Corp.
4.800% due 06/15/2015		9,000	9,318
Maytag Corp.
5.000% due 05/15/2015		10,000	10,354
MCE Finance Ltd.
5.000% due 02/15/2021		500	508
McKesson Corp.
0.630% due 09/10/2015		2,800	2,806
1.400% due 03/15/2018		1,500	1,482
2.284% due 03/15/2019		7,000	7,031
3.250% due 03/01/2016		1,250	1,301
Medtronic, Inc.
4.750% due 09/15/2015		1,500	1,578
MGM Resorts International
6.625% due 07/15/2015		59,648	62,780
6.875% due 04/01/2016		6,650	7,265
7.500% due 06/01/2016		108,622	120,163
7.625% due 01/15/2017		85,685	97,038
8.625% due 02/01/2019		14,330	17,142
10.000% due 11/01/2016		23,909	28,392
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	4,829
Mondelez International, Inc.
2.250% due 02/01/2019		1,000	1,008
4.125% due 02/09/2016		9,835	10,346
5.375% due 12/11/2014	GBP	7,600	13,244
NBCUniversal Media LLC
2.875% due 04/01/2016		$210	218
3.650% due 04/30/2015		1,200	1,233
4.375% due 04/01/2021		400	442
New York Times Co.
5.000% due 03/15/2015		26,930	27,603
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017		10,360	10,397
0.934% due 09/26/2016		1,200	1,209
1.000% due 03/15/2016		1,000	1,003
1.950% due 09/12/2017		300	304
2.650% due 09/26/2018		100	103
Noble Group Ltd.
4.875% due 08/05/2015		4,300	4,467
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		9,380	11,115
7.150% due 04/01/2021		1,115	1,249
Numericable Group S.A.
4.875% due 05/15/2019		50,000	51,375
NXP BV
3.500% due 09/15/2016		400	409
Pactiv LLC
8.125% due 06/15/2017		9,800	10,988
PepsiCo, Inc.
0.800% due 08/25/2014		2,675	2,678

Pertamina Persero PT
6.450% due 05/30/2044		17,400	17,313
Petrobras International Finance Co.
2.875% due 02/06/2015		25,960	26,302
3.875% due 01/27/2016		236,800	244,745
5.750% due 01/20/2020		48,800	52,279
5.875% due 03/01/2018		27,100	29,584
6.875% due 01/20/2040		120	127
7.875% due 03/15/2019		127,230	148,966
Phillips 66
1.950% due 03/05/2015		1,200	1,212
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		1,200	1,193
Pinnacol Assurance
8.625% due 06/25/2034 (h)		15,000	15,155
Pioneer Natural Resources Co.
5.875% due 07/15/2016		22,835	24,998
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,376
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,013
Reynolds American, Inc.
1.050% due 10/30/2015		5,292	5,292
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,149
Rio Tinto Finance USA Ltd.
9.000% due 05/01/2019		140	184
Rogers Communications, Inc.
6.750% due 03/15/2015		6,607	6,909
6.800% due 08/15/2018		200	238
Rohm & Haas Co.
6.000% due 09/15/2017		41,096	46,477
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		25,300	27,324
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	22,433
SABMiller Holdings, Inc.
1.850% due 01/15/2015		9,000	9,064
SBA Tower Trust
4.254% due 04/15/2040		1,300	1,335
SCA Finans AB
4.500% due 07/15/2015		5,250	5,442
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		100	107
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		12,000	12,182
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017		150,000	150,021
3.661% due 09/18/2017	EUR	4,150	6,154
3.729% due 04/27/2015		$12,230	12,531
3.992% due 02/16/2016		4,707	4,930
4.949% due 01/15/2015		4,336	4,433
6.421% due 06/20/2016		9,517	10,481
Tencent Holdings Ltd.
2.000% due 05/02/2017		28,000	28,231
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		1,600	1,603
Thomson Reuters Corp.
1.300% due 02/23/2017		2,800	2,805
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,600	1,800
8.250% due 04/01/2019		161	204
Time Warner, Inc.
5.875% due 11/15/2016		5,100	5,682
Toll Brothers Finance Corp.
5.150% due 05/15/2015		10,000	10,363
Transocean, Inc.
4.950% due 11/15/2015		222,300	234,451
6.500% due 11/15/2020		100	116
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		1,265	637
UAL Pass-Through Trust
10.400% due 05/01/2018		21,505	24,462
UAL Pass-Through Trust AB
9.200% due 03/29/2049 ^		783	321
10.125% due 03/22/2015 ^		5,575	3,359
United Airlines, Inc.
6.750% due 09/15/2015		36,800	37,214
Universal Corp.
6.250% due 12/01/2014		33,000	33,714
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	1,116
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,800	3,212
Volkswagen International Finance NV
0.829% due 11/20/2014		50,400	50,511

1.150% due 11/20/2015		2,200	2,213
1.625% due 03/22/2015		4,100	4,140
2.875% due 04/01/2016		3,775	3,917
Walgreen Co.
1.000% due 03/13/2015		1,200	1,205
WellPoint, Inc.
1.250% due 09/10/2015		5,500	5,543
5.250% due 01/15/2016		6,600	7,054
Wesfarmers Ltd.
2.983% due 05/18/2016		3,700	3,844
Whirlpool Corp.
6.500% due 06/15/2016		4,200	4,649
Whiting Petroleum Corp.
5.000% due 03/15/2019		200	212
Williams Partners LP
3.800% due 02/15/2015		5,000	5,097
Wynn Macau Ltd.
5.250% due 10/15/2021		400	412
Xerox Corp.
4.250% due 02/15/2015		1,200	1,228
Yum! Brands, Inc.
6.250% due 03/15/2018		541	619

			4,275,103

UTILITIES 1.1%
AES Corp.
8.000% due 10/15/2017		1,516	1,770
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		20,000	23,900
Appalachian Power Co.
7.950% due 01/15/2020		300	383
AT&T, Inc.
0.608% due 02/12/2016		3,100	3,110
0.654% due 03/30/2017		6,550	6,567
1.700% due 06/01/2017		2,275	2,307
2.500% due 08/15/2015		12,890	13,173
5.100% due 09/15/2014		1,510	1,523
5.500% due 02/01/2018		3,272	3,710
BellSouth Corp.
4.182% due 04/26/2021		23,700	24,386
5.200% due 09/15/2014		27,800	28,073
BG Energy Capital PLC
2.875% due 10/15/2016		3,982	4,146
BP Capital Markets PLC
0.553% due 11/06/2015		23,500	23,577
0.643% due 11/07/2016		83,200	83,637
3.125% due 10/01/2015		100	103
British Telecommunications PLC
2.000% due 06/22/2015		28,744	29,157
8.500% due 12/07/2016	GBP	15,000	29,637
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$35,900	40,028
7.750% due 11/30/2015		1,300	1,417
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		94,000	94,292
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,111
Dominion Resources, Inc.
5.150% due 07/15/2015		2,930	3,068
Duke Energy Corp.
0.611% due 04/03/2017		8,400	8,431
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015		10,000	10,511
Electricite de France
0.688% due 01/20/2017		2,500	2,512
Enel SpA
4.875% due 02/20/2018	EUR	5,000	7,719
Entergy Corp.
3.625% due 09/15/2015		$31,700	32,716
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		87,000	91,567
5.092% due 11/29/2015		196,970	206,208
6.212% due 11/22/2016		55,000	59,950
7.288% due 08/16/2037		5,000	5,600
8.125% due 07/31/2014		43,000	43,212
8.146% due 04/11/2018		9,850	11,364
9.250% due 04/23/2019		9,050	11,030
Intergas Finance BV
6.375% due 05/14/2017		990	1,070
Jersey Central Power & Light Co.
7.350% due 02/01/2019		300	363
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		710	749
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	5,500	10,032

Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$10,000	10,227
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,338
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,565
Majapahit Holding BV
7.250% due 06/28/2017		900	1,023
8.000% due 08/07/2019		4,600	5,451
Midwest Generation LLC
8.560% due 01/02/2016		38	39
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		8,000	8,809
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		59,300	62,490
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		63,898	69,169
Orange S.A.
2.125% due 09/16/2015		11,866	12,052
Pacific Gas & Electric Co.
8.250% due 10/15/2018		165	206
Petrobras Global Finance BV
2.366% due 01/15/2019		61,100	60,947
2.592% due 03/17/2017		189,800	192,533
3.000% due 01/15/2019		1,020	1,004
3.250% due 03/17/2017		45,200	46,375
Petroleos Mexicanos
5.500% due 01/21/2021		1,700	1,917
Plains All American Pipeline LP
3.950% due 09/15/2015		2,000	2,078
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,022
Puget Energy, Inc.
6.000% due 09/01/2021		400	472
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,922
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		5,089	5,559
5.500% due 09/30/2014		2,000	2,025
5.832% due 09/30/2016		6,138	6,521
6.750% due 09/30/2019		11,400	13,808
Rosneft Finance S.A.
6.250% due 02/02/2015		31,500	32,413
6.625% due 03/20/2017		20,240	22,264
7.500% due 07/18/2016		83,120	91,328
7.875% due 03/13/2018		4,300	4,929
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023		600	599
5.060% due 04/08/2043		1,900	1,860
Shell International Finance BV
3.100% due 06/28/2015		11,675	11,996
Sprint Capital Corp.
6.900% due 05/01/2019		1,800	1,994
Sprint Communications, Inc.
6.000% due 12/01/2016		77,774	84,871
8.375% due 08/15/2017		19,920	23,331
9.125% due 03/01/2017		18,544	21,766
Sprint Corp.
7.125% due 06/15/2024		400	425
TECO Finance, Inc.
6.750% due 05/01/2015		6,880	7,228
Telecom Italia SpA
5.625% due 12/29/2015	GBP	5,000	8,991
7.375% due 12/15/2017		13,000	25,081
Telefonica Europe BV
6.500% due 09/18/2018 (g)	EUR	38,200	57,739
Tokyo Electric Power Co., Inc.
1.850% due 07/28/2014	JPY	223,000	2,201
4.100% due 05/29/2015		184,000	1,861
5.050% due 11/28/2014		50,000	500
Verizon Communications, Inc.
0.631% due 06/09/2017		$49,800	49,894
1.761% due 09/15/2016		79,750	81,991
1.981% due 09/14/2018		159,089	168,017
2.500% due 09/15/2016		14,028	14,466
3.000% due 04/01/2016		1,120	1,162
3.650% due 09/14/2018		93,200	99,619
4.500% due 09/15/2020		184,300	202,969
5.150% due 09/15/2023		200	224
6.400% due 09/15/2033		1,300	1,595
6.550% due 09/15/2043		300	378

			2,477,353

Total Corporate Bonds & Notes (Cost $34,462,984)			37,255,236

MUNICIPAL BONDS & NOTES 4.2%
ALABAMA 0.1%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	100,000	112,118

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	13,000	14,535

CALIFORNIA 2.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	136
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	63,500	82,939
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	91,135	122,849
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	124
6.907% due 10/01/2050	74,500	105,613
6.918% due 04/01/2040	60,000	80,839
7.043% due 04/01/2050	145,320	205,650
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	28,363
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	2,255	2,255
6.000% due 06/01/2035	10,000	10,000
6.125% due 06/01/2038	2,000	1,912
6.125% due 06/01/2043	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	25,700	32,442
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	17,066
1.671% due 12/01/2018	20,000	20,101
1.871% due 12/01/2019	5,000	4,963
2.237% due 12/01/2020	22,355	22,222
2.437% due 12/01/2021	13,155	12,944
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	103,745	147,740
7.350% due 11/01/2039	137,640	197,051
7.500% due 04/01/2034	98,502	140,316
7.550% due 04/01/2039	151,002	227,155
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	5,660	6,780
6.650% due 03/01/2022	2,700	3,362
7.600% due 11/01/2040	358,390	542,205
7.625% due 03/01/2040	25,900	38,235
7.700% due 11/01/2030	21,735	26,831
7.950% due 03/01/2036	134,240	163,773
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	156
5.950% due 04/01/2016	3,200	3,499
6.200% due 10/01/2019	4,050	4,861
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,155	46,158
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	19,529
6.484% due 11/01/2041	3,300	4,170
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	20,002
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,656
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	45,000	46,212
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	27,000	19,714
5.750% due 06/01/2047	67,100	53,366
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	17,200	22,194
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	412
4.931% due 09/01/2016	500	528
5.395% due 09/01/2017	1,000	1,084
5.845% due 09/01/2018	750	832
6.328% due 09/01/2019	500	566
6.578% due 09/01/2020	1,000	1,152
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	12,100	14,450

Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	51,353
6.750% due 08/01/2049	92,300	132,092
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,685
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,500	83,199
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	124,520
7.618% due 08/01/2040	300	399
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,775	33,545
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	71,237
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	29,690	32,824
6.603% due 07/01/2050	97,420	136,218
7.000% due 07/01/2041	1,500	1,757
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	59,935
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	30,585	37,237
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	40,650	54,485
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	59,600	74,254
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	37,600	44,758
5.813% due 06/01/2040	27,600	33,427
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,292
6.538% due 07/01/2039	41,240	46,978
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	258
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	52,307
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,502
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	35,097
6.400% due 02/01/2044	6,000	7,863
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	47,670
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	42,504
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,330
7.021% due 08/01/2040	24,900	28,161
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	34,355
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	24,983
7.200% due 08/01/2039	35,000	38,307
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	12,313
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	40,282
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	65,741
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	43,695	43,105
San Francisco, California Public Utilities Commission Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,631
5.600% due 10/01/2030	9,520	11,133
5.820% due 10/01/2040	19,315	23,480
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	824
6.000% due 11/01/2040	8,000	10,022
6.950% due 11/01/2050	10,500	14,716
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	17,465
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,239
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	70	71
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	16,691
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,756
5.943% due 07/01/2040	23,100	26,884
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,033
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	933
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	22,599
6.270% due 05/15/2031	4,230	4,700
6.583% due 05/15/2049	56,400	73,847

University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	43,175	53,499
6.296% due 05/15/2050	34,000	40,784
6.548% due 05/15/2048	106,250	139,050
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041	110,000	110,168
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	4,130	4,160
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,399

		4,649,464

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	29,581
7.017% due 12/15/2037	31,500	41,851
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,561

		76,993

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	181
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,096

		4,277

FLORIDA 0.1%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,786
6.206% due 10/01/2030	15,000	16,619
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,402
Palm Bay, Florida Revenue Bonds, Series 2013
6.315% due 10/01/2040	16,500	18,630
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	41,600	45,988

		103,425

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,800	7,104
6.655% due 04/01/2057	145,834	178,082

		185,186

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	76,200	87,598
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	53,520	60,119
6.899% due 12/01/2040	335,265	418,790
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,130
6.184% due 01/01/2034	10,800	13,554

		604,211

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,554
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	7,700	8,501
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,674
6.004% due 01/15/2040	45,000	54,746

		79,475

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	25,282

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	33,845	33,730

		59,012

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2010
5.373% due 11/01/2025	200	226

LOUISIANA 0.1%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	9,754
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	88,902

		98,656

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	40,833
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	25,700	30,811
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,100	7,851

		79,495

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	57,791
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	290	252

		58,043

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	503

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	651
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,333

		11,984

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,200	194,740
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,821
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	79,500	89,019
7.100% due 06/01/2039	33,000	36,443
7.263% due 06/01/2034	27,500	29,879
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	4,600	5,168
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	28,372

		424,442

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,931
0.000% due 02/15/2020	65,775	55,277
0.000% due 02/15/2021	3,000	2,395
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	200	221
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	81,765	114,619
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,200	28,238
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	8,000	5,957

		216,638

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	5,095	6,216
7.336% due 11/15/2039	1,020	1,486

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	47,753
6.089% due 11/15/2040	40,000	50,686
6.548% due 11/15/2031	27,525	34,709
6.648% due 11/15/2039	80,000	105,864
7.134% due 11/15/2030	10,000	11,733
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	3,600	4,200
5.985% due 12/01/2036	16,860	20,556
6.435% due 12/01/2035	4,900	5,554
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	5,035
5.687% due 12/01/2023	6,470	7,776
5.698% due 03/01/2027	200	242
5.817% due 10/01/2031	2,500	2,781
5.887% due 12/01/2024	3,845	4,676
6.246% due 06/01/2035	50,055	57,278
6.271% due 12/01/2037	4,000	5,113
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	228
New York City, New York General Obligation Notes, (BABs), Series 2010
4.787% due 12/01/2018	4,525	5,087
4.937% due 12/01/2019	5,875	6,669
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,982
4.905% due 11/01/2024	400	459
5.075% due 11/01/2025	1,500	1,735
5.508% due 08/01/2037	70,200	84,415
5.572% due 11/01/2038	60,100	72,569
5.808% due 08/01/2030	25,300	28,127
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	11,831
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	300	333
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	74,285	89,773
5.790% due 06/15/2041	65,285	70,734
6.124% due 06/15/2042	75,000	82,775
6.282% due 06/15/2042	52,100	58,484
6.491% due 06/15/2042	18,000	20,312
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	200	230
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,770	12,078
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	33,524
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	58,152
5.500% due 03/15/2030	1,100	1,299
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	15,967
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	15,800	18,490
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,187
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,500	65,428
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	504
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	108,721
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,240
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	56,200	57,580

		1,294,571

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	39,919

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	104,321
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	59,200	70,853
6.270% due 02/15/2050	175	216
7.834% due 02/15/2041	17,400	24,667
8.084% due 02/15/2050	178,660	269,087
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,366
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	284,475	226,277
6.500% due 06/01/2047	16,900	14,484

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,556
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	74
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,600	4,741

		719,642

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,743
6.180% due 05/01/2035	18,170	19,948

		37,691

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,391
5.401% due 06/15/2022	3,500	4,006
5.501% due 06/15/2023	3,500	4,032
6.532% due 06/15/2039	33,200	37,857
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	1,465	1,643
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,107

		51,036

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	183
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,002

		7,185

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010	6,025	7,743

6.731% due 07/01/2043
TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	33,715
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	181
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,500	18,295
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	558
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	11,466	11,644
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	21,690
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,023
6.308% due 02/01/2037	40,400	45,427
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,810
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	200	220
4.681% due 04/01/2040	200	221
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	530
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	44,550	52,404
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	1,000	1,090

		209,808

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	761

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	404
3.503% due 07/01/2026	200	200
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,453
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	13,000	15,486

Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,265
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,205

		32,013

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047
	153,125	131,418

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	92,685

		93,135

Total Municipal Bonds & Notes (Cost $8,130,272)		9,403,605

U.S. GOVERNMENT AGENCIES 17.7%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,330	2,193
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)	4,062	3,802
0.000% due 10/09/2019 - 04/01/2038	13,300	11,700
0.212% due 07/25/2037	443	433
0.252% due 01/25/2021	32	32
0.272% due 03/25/2034	140	139
0.282% due 03/25/2036	3,218	3,035
0.302% due 08/25/2034	136	135
0.352% due 05/25/2035 - 10/27/2037	103,145	102,921
0.392% due 06/25/2032	23	22
0.402% due 05/25/2037	252	251
0.452% due 12/25/2028 - 03/25/2037	3,232	3,227
0.462% due 04/25/2037	80,455	80,333
0.472% due 06/25/2037	11	11
0.500% due 03/25/2044	786	783
0.502% due 08/25/2033 - 09/25/2042	21,699	21,673
0.512% due 03/25/2037	78	78
0.532% due 07/25/2037	2,419	2,422
0.552% due 06/25/2029 - 11/25/2036	4,426	4,430
0.554% due 04/18/2028	72	73
0.562% due 09/25/2035	21,264	21,328
0.597% due 02/25/2037	11,315	11,347
0.602% due 08/25/2021 - 12/25/2041	62,941	63,242
0.604% due 10/18/2030	443	448
0.652% due 03/25/2017 - 05/25/2040	46,030	46,286
0.702% due 06/25/2018 - 09/25/2041	907	912
0.704% due 12/18/2031	106	107
0.732% due 08/25/2037 - 06/25/2041	23,823	23,990
0.752% due 08/25/2022	4	4
0.754% due 08/25/2022 (a)	78,801	3,152
0.782% due 05/25/2040	3,419	3,475
0.802% due 10/25/2023 - 03/25/2024	986	999
0.852% due 10/25/2037 - 06/25/2040	22,457	22,746
0.872% due 06/25/2037	13,590	13,750
0.875% due 08/28/2017 - 02/08/2018 (l)	510,030	502,916
0.875% due 12/20/2017	15,000	14,837
0.881% due 11/01/2021	5,938	5,993
0.882% due 06/25/2040	55,988	56,652
0.892% due 03/25/2040	6,504	6,600
0.902% due 03/25/2038 - 06/25/2040	30,603	31,036
0.952% due 01/25/2022	13	14
0.972% due 12/25/2039	1,260	1,280
0.982% due 01/25/2022	36	37
1.002% due 12/25/2021	19	19
1.052% due 04/25/2032	21	22
1.125% due 04/27/2017 (l)	299,534	301,083
1.152% due 04/25/2023	121	124
1.178% due 04/01/2027	23	24
1.324% due 07/01/2042 - 10/01/2044	29,994	30,891
1.325% due 12/01/2044	3,414	3,488
1.374% due 09/01/2041	10,763	11,265
1.375% due 01/01/2021	5	5
1.524% due 10/01/2030 - 10/01/2040	3,668	3,841
1.605% due 06/01/2035	1,077	1,149
1.625% due 11/27/2018	700	704
1.669% due 04/01/2027	24	25
1.700% due 02/01/2023	43	43
1.710% due 09/01/2022	59	61
1.741% due 05/01/2023	91	91
1.742% due 06/01/2023	61	62
1.750% due 02/01/2022	78	78

1.763% due 09/01/2035	54	57
1.770% due 06/01/2030	28	28
1.780% due 03/01/2035	38	40
1.795% due 11/01/2023	13	13
1.838% due 02/01/2035	1,883	1,966
1.875% due 09/18/2018 - 12/01/2020	91,548	92,940
1.895% due 11/01/2031	104	104
1.897% due 02/01/2034	50	53
1.911% due 10/01/2034	196	207
1.915% due 02/01/2035	2,311	2,459
1.918% due 10/01/2034	1,043	1,111
1.925% due 03/01/2034	5,459	5,811
1.926% due 10/01/2034	965	1,026
1.951% due 10/01/2020	10	10
1.959% due 01/01/2035	4,517	4,846
1.977% due 12/01/2034	140	147
1.979% due 11/01/2035	2,140	2,264
1.980% due 01/01/2035 - 02/01/2035	7,190	7,617
1.981% due 05/01/2035	118	123
1.986% due 11/01/2034	865	925
1.995% due 12/01/2024 - 12/01/2034	30	31
2.000% due 04/01/2017	13	13
2.003% due 05/01/2034	238	249
2.011% due 09/01/2024	60	60
2.012% due 12/01/2034	114	119
2.018% due 03/01/2033	76	79
2.025% due 04/01/2036	177	188
2.029% due 11/01/2035	173	180
2.033% due 07/01/2019	30	30
2.039% due 01/01/2035	93	99
2.040% due 11/01/2034	1,561	1,641
2.050% due 09/01/2034 - 01/01/2035	5,440	5,802
2.058% due 08/01/2025	629	674
2.059% due 01/01/2036	12	13
2.062% due 06/01/2021	151	158
2.066% due 11/01/2023	17	17
2.075% due 08/01/2035	267	267
2.092% due 09/01/2035	4,530	4,780
2.110% due 05/01/2024	8	8
2.115% due 06/01/2035	1,117	1,182
2.124% due 10/01/2024	38	38
2.146% due 11/01/2032	41	43
2.153% due 11/01/2019 - 05/01/2037	47	49
2.167% due 10/01/2019 - 09/01/2035	83	85
2.168% due 07/01/2024	58	58
2.174% due 08/01/2032	31	31
2.179% due 05/01/2030 - 05/01/2033	115	122
2.185% due 06/01/2034	8	8
2.190% due 12/01/2023 - 11/01/2025	171	176
2.199% due 12/01/2034	787	834
2.216% due 03/01/2033 - 12/01/2033	450	478
2.220% due 07/01/2019 - 05/01/2036	685	736
2.222% due 10/01/2035	814	871
2.230% due 09/01/2023 - 11/01/2034	123	126
2.233% due 02/01/2035	2,838	3,023
2.235% due 09/01/2034	9,639	10,313
2.236% due 05/01/2035	5,287	5,672
2.238% due 12/01/2034 - 11/01/2035	6,766	7,143
2.240% due 04/01/2033 - 03/01/2035	717	759
2.245% due 03/01/2025 - 07/01/2033	359	379
2.250% due 01/01/2020 - 09/01/2036	530	564
2.253% due 09/01/2024	96	97
2.255% due 08/01/2027	735	783
2.256% due 12/01/2034 - 04/01/2038	58	61
2.259% due 04/01/2034	7	7
2.260% due 11/01/2025 - 08/01/2033	302	320
2.265% due 09/01/2029	3	3
2.266% due 12/01/2022	15	16
2.269% due 05/25/2035	13,354	13,781
2.274% due 09/01/2035	242	243
2.275% due 08/01/2026	55	59
2.277% due 09/01/2033 - 12/01/2033	739	778
2.278% due 09/01/2033	60	64
2.282% due 05/01/2025	109	116
2.284% due 05/01/2035	9,146	9,752
2.285% due 10/01/2034 - 02/01/2035	3,961	4,236
2.286% due 01/01/2036	430	458
2.288% due 08/01/2035	528	564
2.291% due 01/01/2026	106	107
2.300% due 10/01/2024 - 01/01/2036	4,796	5,094
2.302% due 07/01/2021	15	15
2.308% due 07/01/2035	36	39
2.310% due 08/01/2022 - 02/01/2036	75,034	73,681
2.315% due 11/01/2023	103	104
2.318% due 07/01/2035 - 11/01/2035	3,181	3,383
2.320% due 06/01/2023	14	14

2.325% due 12/01/2023 - 06/01/2025	120	123
2.328% due 04/01/2027	25	26
2.330% due 03/01/2035	39	39
2.332% due 04/01/2034 - 09/01/2035	261	278
2.335% due 06/01/2035	4,575	4,880
2.339% due 05/01/2026	26	27
2.340% due 11/01/2025	15	15
2.342% due 08/01/2035	1,568	1,675
2.344% due 06/01/2030	66	66
2.345% due 07/01/2026 - 09/01/2035	5,412	5,887
2.346% due 08/01/2035 - 12/01/2036	3,885	4,146
2.362% due 12/01/2035	5	6
2.368% due 07/01/2020	33	34
2.371% due 07/01/2034 - 09/01/2037	64	69
2.374% due 09/01/2035	730	788
2.375% due 03/01/2024 - 03/01/2036	265	281
2.381% due 02/01/2028	18	19
2.383% due 08/01/2035 - 09/01/2035	1,250	1,328
2.385% due 06/01/2035	2,792	2,987
2.393% due 10/01/2035	614	657
2.395% due 12/01/2025	202	203
2.397% due 04/01/2024	152	153
2.398% due 11/01/2034 - 01/01/2037	1,169	1,255
2.411% due 05/01/2030	6	6
2.415% due 08/01/2035	30	30
2.419% due 03/01/2034	3,793	4,026
2.420% due 02/01/2019	50	51
2.425% due 08/01/2031	105	106
2.429% due 06/01/2035	72	77
2.437% due 01/01/2035	961	1,027
2.440% due 06/01/2025 - 11/01/2025	288	290
2.447% due 11/01/2024	607	638
2.450% due 10/01/2027	34	36
2.460% due 08/01/2022 - 02/01/2036	17,936	17,762
2.475% due 05/01/2022	3	3
2.480% due 12/01/2033	277	297
2.482% due 08/01/2035 - 01/01/2037	465	496
2.483% due 03/01/2036	256	273
2.485% due 11/01/2034	2,340	2,507
2.487% due 08/01/2027	64	65
2.494% due 07/01/2034	2,047	2,197
2.500% due 02/01/2024	15	15
2.504% due 01/01/2036	339	344
2.511% due 08/01/2023	27	27
2.514% due 04/01/2035	1,625	1,732
2.522% due 07/01/2017	239	247
2.530% due 10/01/2022	17,488	17,349
2.538% due 06/01/2033	75	80
2.542% due 10/01/2023	14	14
2.547% due 07/01/2035	1,577	1,689
2.555% due 12/01/2023	26	26
2.561% due 09/01/2035	480	514
2.595% due 12/01/2017	197	208
2.614% due 06/01/2035	589	630
2.627% due 12/01/2027	145	146
2.633% due 09/01/2017 - 12/01/2030	133	137
2.640% due 06/01/2022	8,000	8,044
2.641% due 04/01/2018	64	66
2.657% due 10/01/2026	8	8
2.660% due 08/01/2022	5,113	5,135
2.663% due 09/01/2019	265	273
2.665% due 07/01/2022	5,794	5,832
2.670% due 08/01/2022	20,492	20,605
2.680% due 02/01/2022 - 06/01/2022	27,551	27,563
2.722% due 04/01/2026	12	12
2.725% due 12/01/2026	10	10
2.740% due 08/01/2022	12,200	12,329
2.750% due 01/01/2018 - 09/01/2022	11,613	11,686
2.754% due 05/01/2023	128	132
2.766% due 02/01/2028	195	202
2.770% due 06/01/2015 - 06/01/2022	13,966	14,165
2.780% due 06/01/2022 - 08/01/2022	15,094	15,303
2.790% due 07/01/2022	4,356	4,418
2.800% due 03/01/2018 - 08/01/2022	12,475	12,679
2.806% due 03/01/2023	93	93
2.820% due 04/01/2022 - 07/01/2022	23,968	24,400
2.825% due 02/01/2020	15	15
2.830% due 07/01/2022	3,623	3,684
2.850% due 05/01/2022 - 06/01/2022	2,215	2,260
2.870% due 03/01/2022 - 09/01/2027	197,390	187,092
2.875% due 10/01/2024 - 11/01/2027	40	40
2.887% due 02/01/2021	24	24
2.895% due 02/01/2033	1	1
2.900% due 06/01/2020 - 05/01/2022	6,888	7,048
2.920% due 03/01/2022 - 06/01/2022	27,784	28,304
2.940% due 06/01/2022	8,230	8,433

2.960% due 05/01/2022 - 07/01/2022	6,943	7,113
2.965% due 09/01/2021	4	5
2.975% due 06/01/2019	1	1
2.990% due 06/01/2022	17,000	17,381
3.000% due 10/01/2020 - 07/01/2029	1,588,539	1,651,018
3.023% due 08/01/2022	383	390
3.025% due 11/01/2022	11	11
3.040% due 04/01/2022	3,121	3,197
3.044% due 05/01/2022	8,715	9,015
3.120% due 04/01/2022	6,576	6,822
3.140% due 11/01/2021	8,617	8,975
3.146% due 10/01/2027	104	110
3.156% due 05/01/2022	590	618
3.268% due 02/01/2021	27	27
3.330% due 11/01/2021 - 12/01/2021	34,881	36,799
3.375% due 03/01/2023	58	61
3.380% due 11/01/2021 - 12/01/2023	48,254	50,369
3.416% due 10/01/2020	403	429
3.420% due 11/01/2021	5,391	5,639
3.434% due 03/01/2022	66,347	70,289
3.450% due 01/01/2024	26,471	27,716
3.454% due 07/01/2024	38	38
3.489% due 08/01/2027	268	288
3.500% due 12/01/2018 - 08/01/2044	5,005,047	5,237,583
3.570% due 11/01/2021	2,797	3,018
3.615% due 12/01/2020	292	311
3.830% due 07/01/2021	300	325
3.840% due 05/01/2018	350	379
3.937% due 09/01/2028	70	73
3.980% due 07/01/2021	45,500	49,586
3.998% due 02/25/2033	999	836
4.000% due 07/01/2015 - 07/01/2044	4,735,394	5,039,541
4.043% due 05/01/2035 (c)	36	39
4.250% due 05/01/2016	11,580	12,103
4.295% due 11/01/2021	28	29
4.375% due 06/01/2021	563	625
4.376% due 12/01/2036	415	443
4.381% due 02/01/2028	14	15
4.500% due 08/01/2014 - 08/01/2044	8,392,990	9,090,313
4.501% due 07/01/2019	33,385	37,212
4.508% due 09/01/2034	358	382
4.661% due 03/01/2023	229	231
4.749% due 04/01/2035 (c)	44	47
4.918% due 07/01/2035	414	422
4.981% due 06/01/2035	599	643
5.000% due 05/11/2017 (l)	109,701	122,452
5.000% due 06/01/2018 - 08/01/2044	1,170,848	1,302,703
5.030% due 05/01/2024	2,159	2,452
5.060% due 09/01/2035	10	10
5.077% due 10/01/2035	498	535
5.094% due 08/01/2035	745	803
5.110% due 11/01/2035	1,226	1,323
5.114% due 11/01/2035	500	513
5.122% due 05/01/2035	76	81
5.133% due 02/01/2016	131	138
5.136% due 12/01/2035	342	369
5.161% due 06/01/2029	23	24
5.171% due 09/01/2035	662	713
5.193% due 08/01/2035	732	788
5.199% due 07/01/2035	889	956
5.201% due 11/01/2035	2	2
5.208% due 11/01/2035	575	601
5.235% due 07/01/2035	480	513
5.262% due 12/01/2035	115	124
5.282% due 09/01/2035	1,069	1,152
5.287% due 10/01/2035	825	892
5.290% due 11/25/2033 - 01/01/2036	744	802
5.295% due 10/01/2035	921	993
5.310% due 08/25/2033	299	301
5.357% due 11/01/2035	835	903
5.359% due 08/01/2035	680	735
5.360% due 09/01/2035	228	244
5.370% due 08/25/2043	317	323
5.376% due 10/01/2035	377	407
5.455% due 03/01/2036	632	683
5.486% due 10/01/2035	93	99
5.500% due 06/01/2017 - 08/01/2044	3,142,862	3,519,700
5.519% due 12/01/2035	688	744
5.524% due 09/01/2037	4	4
5.681% due 03/01/2036	536	579
5.689% due 06/01/2036	92	92
5.734% due 02/01/2036	893	963
5.750% due 12/20/2027 - 08/25/2034	1,481	1,651
5.759% due 04/01/2036	1	1
5.783% due 03/01/2036	639	692
5.790% due 10/01/2017	366	407

5.856% due 09/01/2014	50	50
5.913% due 09/01/2036 - 12/25/2042	15,053	17,026
5.918% due 02/25/2037 (a)	64	9
5.948% due 06/25/2037 - 08/25/2043 (a)	52,400	10,403
5.998% due 12/25/2042 (a)	10,930	1,939
6.000% due 11/01/2014 - 10/25/2044	1,606,935	1,809,765
6.048% due 03/25/2039 (a)	58,327	9,404
6.098% due 05/25/2037 - 01/25/2040 (a)	3,715	555
6.148% due 08/25/2042 (a)	43,489	10,425
6.160% due 08/01/2017	140	151
6.250% due 07/01/2024 - 02/25/2029	556	623
6.290% due 02/25/2029	221	234
6.300% due 10/17/2038	2,354	2,402
6.348% due 02/25/2037 - 05/25/2042 (a)	119,385	27,032
6.376% due 10/25/2042	15,184	16,969
6.398% due 07/25/2036 (a)	1,781	280
6.448% due 12/25/2036 - 06/25/2037 (a)	1,591	177
6.488% due 12/25/2036 (a)	637	103
6.498% due 07/25/2037 (a)	1,549	205
6.500% due 06/01/2015 - 02/25/2047	49,269	55,275
6.608% due 05/25/2037 (a)	126	18
6.750% due 10/25/2023	111	125
6.900% due 05/25/2023	14	16
6.926% due 08/25/2037	128	145
7.000% due 03/01/2015 - 01/25/2048	9,449	10,583
7.348% due 09/25/2038 (a)	1,057	156
7.375% due 05/25/2022	358	414
7.500% due 10/01/2014 - 07/25/2041	2,346	2,565
7.750% due 01/25/2022	386	418
7.780% due 01/01/2018	1,784	1,841
7.800% due 10/25/2022 - 06/25/2026	93	108
8.000% due 06/01/2015 - 08/01/2032	7,419	8,732
8.000% due 08/18/2027 (a)	4	1
8.060% due 04/01/2030	1,509	1,790
8.080% due 04/01/2030	833	866
8.490% due 06/01/2025	698	740
8.500% due 06/01/2017 - 07/01/2037	1,775	2,043
8.500% due 01/01/2018 (a)	1	0
8.541% due 03/25/2039	7	9
8.750% due 01/25/2021	53	59
9.000% due 04/01/2017 - 11/01/2025	534	605
9.000% due 06/25/2022 (a)	16	4
9.250% due 04/25/2018	5	6
9.300% due 05/25/2018 - 08/25/2019	16	18
9.500% due 01/01/2018 - 03/01/2026	262	290
9.708% due 09/25/2028	51	54
9.815% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	41	42
10.500% due 12/01/2016 - 04/01/2022	1	1
11.000% due 11/25/2017 - 11/01/2020	13	14
903.213% due 08/25/2021 (a)	0	1
1,000.000% due 04/25/2022 (a)	0	2
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	9,817	9,789
2.980% due 12/06/2020	4,431	4,604
Federal Housing Administration
1.000% due 08/01/2020	222	219
6.896% due 07/01/2020	4,097	4,027
7.110% due 05/01/2019	664	652
7.315% due 08/01/2019	1,999	1,970
7.350% due 04/01/2019	10	10
7.375% due 02/01/2018	71	70
7.430% due 10/01/2018 - 05/01/2024	2,394	2,358
7.450% due 05/01/2021	1,529	1,507
7.460% due 01/01/2023	14	14
7.465% due 11/01/2019	1,008	993
Freddie Mac
0.192% due 12/25/2036	6,965	6,936
0.302% due 07/15/2019 - 08/15/2019	3,981	3,983
0.392% due 05/15/2036	13	13
0.402% due 07/15/2034	344	345
0.412% due 08/25/2031	387	378
0.452% due 02/15/2037	7	7
0.492% due 02/15/2037	57	57
0.502% due 12/15/2029	65	65
0.552% due 06/15/2018 - 05/15/2041	18,303	18,336
0.602% due 06/15/2023 - 12/15/2031	134	136
0.652% due 06/15/2030 - 12/15/2032	139	141
0.702% due 01/15/2042	187	187
0.722% due 06/15/2041 - 07/15/2041	23,568	23,767
0.732% due 05/15/2032 - 07/15/2037	8,263	8,353
0.750% due 01/12/2018 (l)	527,629	519,829
0.762% due 07/15/2037	1,316	1,326
0.822% due 08/15/2037	8,601	8,670
0.852% due 08/15/2037	2,840	2,886
0.862% due 10/15/2037	4,279	4,329

0.872% due 05/15/2037 - 09/15/2037	4,315	4,366
0.875% due 03/07/2018	384,800	379,379
0.882% due 05/15/2040	60	61
0.902% due 08/15/2036	98	99
1.000% due 03/08/2017 - 06/29/2017 (l)	1,133,687	1,140,696
1.002% due 11/15/2039	130	131
1.152% due 02/15/2021 - 05/25/2043	7,332	7,504
1.250% due 08/01/2019 - 10/02/2019	1,774,650	1,727,647
1.319% due 02/25/2045	22,924	23,406
1.324% due 10/25/2044	9,438	9,604
1.370% due 10/25/2023	88	87
1.524% due 07/25/2044	3,848	3,841
1.625% due 04/01/2017 - 06/01/2017	2	2
1.680% due 01/01/2022	31	32
1.689% due 12/25/2018 (a)	290,802	17,567
1.750% due 05/30/2019	33,700	33,845
1.816% due 06/25/2020 (a)	18,790	1,416
1.823% due 10/01/2023	29	29
1.858% due 03/01/2024	57	57
1.875% due 12/01/2016 - 06/01/2022	26	27
1.880% due 10/25/2023	442	459
1.945% due 02/01/2037	19	20
1.972% due 03/01/2035	1,119	1,169
1.994% due 05/01/2037	344	361
2.000% due 09/01/2018	27	27
2.001% due 09/01/2035	69	73
2.015% due 05/01/2023	59	60
2.039% due 10/01/2022	25	25
2.048% due 12/01/2026	287	297
2.109% due 07/01/2023	26	27
2.121% due 09/01/2035	27	29
2.125% due 02/01/2018	17	17
2.140% due 05/01/2020	23	23
2.160% due 06/01/2033	181	191
2.185% due 04/01/2036	616	650
2.189% due 09/01/2023	98	99
2.190% due 07/01/2024	51	51
2.210% due 07/01/2020 - 05/01/2035	11,185	11,823
2.222% due 07/01/2032	1	1
2.229% due 06/01/2037	23	24
2.235% due 07/01/2022	61	61
2.243% due 05/01/2037	89	95
2.249% due 12/01/2022	4	4
2.250% due 01/01/2019 - 01/01/2036	70	70
2.265% due 11/01/2026	158	159
2.268% due 10/01/2035	417	441
2.275% due 06/01/2035	22,384	23,773
2.288% due 11/01/2023	108	115
2.302% due 04/01/2025	5	6
2.305% due 06/01/2022	186	193
2.307% due 04/01/2025	1	1
2.310% due 02/01/2036	338	358
2.311% due 06/01/2021 - 04/01/2025	445	461
2.313% due 08/01/2023	59	61
2.317% due 08/01/2035	140	149
2.323% due 10/25/2018	15	15
2.324% due 09/01/2028	1	1
2.329% due 06/01/2022	51	52
2.330% due 10/01/2026	169	180
2.336% due 06/01/2024	204	217
2.339% due 02/01/2025	10	10
2.340% due 03/01/2035	17	18
2.345% due 08/01/2035	385	408
2.349% due 07/01/2024	40	42
2.355% due 08/01/2023	211	220
2.358% due 01/01/2037	140	149
2.360% due 09/01/2023	19	19
2.361% due 02/01/2023 - 11/01/2035	9,282	9,924
2.362% due 05/01/2023 - 09/01/2035	3,655	3,903
2.363% due 10/01/2035	9,557	10,005
2.365% due 05/01/2022 - 11/01/2023	215	217
2.369% due 07/01/2025 - 11/01/2028	494	523
2.370% due 01/01/2034 - 05/01/2036	3,056	3,256
2.375% due 01/13/2022 - 08/01/2035	881,235	881,070
2.384% due 04/01/2036	5	5
2.386% due 09/01/2023	292	310
2.390% due 05/01/2023	32	33
2.395% due 01/01/2035	189	191
2.396% due 05/01/2027 - 10/01/2035	14,403	15,355
2.399% due 08/01/2035	21	22
2.402% due 10/01/2024	47	50
2.403% due 09/01/2035	169	181
2.405% due 07/01/2023	56	56
2.418% due 07/01/2035	4,751	5,061
2.420% due 10/01/2035	7,158	7,611
2.425% due 10/01/2023	121	122

2.428% due 02/01/2026	294	296
2.429% due 08/01/2023	466	495
2.431% due 09/01/2037	16	17
2.452% due 02/01/2037	13	14
2.467% due 10/01/2024	13	14
2.480% due 02/01/2021	4	4
2.481% due 10/01/2023	38	38
2.482% due 07/01/2027 - 01/01/2028	29	31
2.492% due 10/01/2020	4	4
2.494% due 09/01/2023 - 07/01/2033	214	215
2.495% due 10/01/2035 - 05/01/2037	13,455	14,375
2.500% due 05/01/2023 - 12/01/2023	91	94
2.530% due 01/01/2019	28	28
2.531% due 01/01/2024	13	14
2.533% due 07/01/2030	487	507
2.544% due 10/01/2023	61	62
2.554% due 12/01/2037	71	72
2.558% due 07/01/2036	5	6
2.568% due 11/01/2034	311	332
2.593% due 07/01/2035	5,008	5,302
2.628% due 08/01/2023	30	30
2.643% due 07/01/2032	49	52
2.646% due 05/01/2021	395	404
2.670% due 06/01/2030	309	312
2.718% due 03/01/2021	170	172
2.760% due 07/01/2019	82	82
2.780% due 10/01/2020	16	16
2.782% due 06/01/2020	40	40
2.788% due 12/01/2018	91	91
2.834% due 01/25/2036	3,678	3,808
2.854% due 03/01/2022	298	312
2.886% due 05/01/2020	7	7
2.929% due 08/15/2032	2,521	2,642
2.931% due 04/01/2029	18	19
2.963% due 05/01/2018	66	66
2.965% due 07/01/2019	2	2
3.000% due 03/01/2027	41	42
3.075% due 01/01/2019	1	1
3.105% due 05/01/2018	26	26
3.137% due 01/01/2021	15	15
3.202% due 05/01/2018	87	87
3.500% due 09/01/2018 - 08/15/2042	20,272	18,977
3.750% due 03/27/2019	207,500	228,109
4.000% due 09/15/2018 - 07/01/2044	278,008	293,171
4.500% due 03/01/2018 - 08/01/2044	1,990,102	2,153,457
4.858% due 10/01/2035	136	146
4.995% due 10/01/2035	499	530
5.000% due 10/01/2016 - 07/01/2040	46,136	49,762
5.426% due 11/01/2035	450	483
5.500% due 08/23/2017 (l)	13,300	15,175
5.500% due 09/01/2017 - 07/01/2047	260,319	290,719
5.508% due 03/01/2036	360	372
5.520% due 12/01/2035	736	783
5.579% due 02/01/2038	5	5
5.848% due 06/15/2042 - 08/15/2042 (a)	81,440	17,653
5.855% due 04/01/2036	353	378
5.878% due 07/15/2042 (a)	100,849	19,438
5.950% due 06/15/2028	23,650	26,084
5.998% due 01/15/2043 (a)	54,223	11,742
6.000% due 02/01/2016 - 05/01/2040	419,215	469,652
6.098% due 02/15/2038 (a)	1,196	181
6.148% due 05/15/2039 (a)	939	146
6.250% due 12/15/2028	380	418
6.298% due 03/15/2037 (a)	477	76
6.348% due 08/15/2036 (a)	390	68
6.358% due 12/15/2041 (a)	37,426	8,099
6.428% due 09/15/2036 (a)	526	87
6.498% due 11/15/2036 (a)	20,877	3,917
6.500% due 01/01/2015 - 10/25/2043	107,193	119,620
6.950% due 07/15/2021 - 08/15/2021	41	45
7.000% due 03/01/2017 - 10/25/2043	18,425	21,027
7.000% due 09/15/2023 (a)	8	2
7.400% due 02/01/2021	291	287
7.500% due 02/01/2016 - 11/01/2037	6,789	7,820
7.645% due 05/01/2025	6,004	6,727
7.800% due 09/15/2020	3	3
8.000% due 08/01/2016 - 06/01/2030	1,134	1,293
8.250% due 06/15/2022	79	90
8.500% due 07/01/2014 - 06/01/2030	713	800
8.750% due 12/15/2020	35	40
8.849% due 11/15/2033	986	1,131
8.900% due 11/15/2020	192	214
9.000% due 08/01/2016 - 07/01/2030	240	269
9.000% due 05/01/2022 (a)	1	0
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	155	169

9.597% due 01/15/2041	41,643	44,108
10.000% due 06/01/2017 - 03/01/2021	8	8
10.500% due 10/01/2017 - 01/01/2021	4	4
11.000% due 07/25/2018 - 05/01/2020	1	1
11.584% due 09/15/2041	25	27
12.745% due 02/15/2041	6	6
12.957% due 03/15/2044	25,246	26,134
20.286% due 05/15/2033	584	812
37.729% due 08/15/2037	1,499	2,535
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	1
Ginnie Mae
0.453% due 05/20/2037	27,864	27,851
0.552% due 06/16/2031 - 03/16/2032	247	247
0.602% due 11/16/2029 - 10/16/2030	230	232
0.652% due 02/16/2030 - 04/16/2032	1,225	1,234
0.702% due 12/16/2025	41	41
0.752% due 02/16/2030	985	995
0.802% due 02/16/2030	432	438
1.070% due 02/20/2060	45,768	46,347
1.103% due 03/20/2031	66	67
1.354% due 11/16/2043 (a)	161,538	11,062
1.625% due 02/20/2017 - 07/20/2034	55,254	56,950
2.000% due 05/20/2017 - 08/20/2030	9,283	9,676
2.125% due 01/20/2025	11	11
2.500% due 06/20/2021 - 07/15/2043	10,557	10,789
3.000% due 12/20/2018 - 06/20/2025	143	147
3.500% due 12/20/2017 - 12/20/2020	56	58
3.950% due 07/15/2025	110	115
4.000% due 12/20/2015 - 05/20/2041	4,428	4,536
4.000% due 02/20/2044 (a)	130,138	23,174
4.500% due 11/16/2028 - 01/15/2041	2,472	2,672
4.750% due 07/20/2035	2,244	2,433
5.000% due 02/20/2031 - 08/01/2044	40,951	45,031
5.196% due 10/16/2037	321	329
5.244% due 04/16/2038	423	428
5.500% due 05/20/2017 - 03/16/2034	1,715	1,973
5.597% due 03/20/2040 (a)	57,919	9,228
5.947% due 07/20/2041 (a)	54,842	9,617
6.000% due 07/15/2014 - 12/20/2041	16,490	18,587
6.047% due 06/20/2043 (a)	79,224	13,793
6.250% due 03/16/2029	251	290
6.448% due 07/16/2031 - 08/16/2033 (a)	1,780	327
6.500% due 11/15/2023 - 09/20/2038	19,742	22,048
6.750% due 06/20/2028 - 10/16/2040	3,797	4,248
7.000% due 08/15/2014 - 10/15/2034	2,526	2,856
7.500% due 11/20/2017 - 02/15/2035	1,826	2,147
7.750% due 08/20/2025 - 12/15/2040	1,484	1,573
8.000% due 01/15/2017 - 10/20/2031	592	664
8.250% due 04/15/2020	25	28
8.300% due 06/15/2019	8	8
8.500% due 07/15/2016 - 04/15/2031	407	458
9.000% due 04/20/2016 - 01/15/2031	387	414
9.194% due 03/20/2041	58,981	64,797
9.500% due 09/15/2016 - 12/15/2026	156	167
10.000% due 08/15/2015 - 02/15/2025	90	96
10.250% due 02/20/2019	5	5
10.500% due 12/15/2015 - 09/15/2021	28	29
12.000% due 04/20/2014 - 05/15/2016	1	1
Hashemite Kingdom of Jordan Government AID Notes
1.945% due 06/23/2019	83,000	83,341
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	58	57
1.000% due 03/25/2025 - 07/25/2025	56	56
1.100% due 01/25/2019 - 11/25/2024	46	46
4.190% due 03/01/2030	18,096	19,442
4.330% due 07/01/2014	5	5
4.340% due 03/01/2024	88	93
4.350% due 07/01/2023	250	265
4.430% due 05/01/2029	3,697	4,013
4.580% due 03/01/2018	192	201
4.625% due 02/01/2025	620	659
4.750% due 07/01/2025	2,031	2,172
4.754% due 08/10/2014	316	318
4.770% due 04/01/2024	359	383
4.840% due 02/01/2023 - 05/01/2025	8,203	8,845
4.870% due 12/01/2024	751	807
4.890% due 12/01/2023	381	412
4.930% due 01/01/2024	938	1,013
4.950% due 03/01/2025	900	973
4.980% due 11/01/2023	2,731	2,972
5.090% due 10/01/2025	317	343
5.110% due 05/01/2017 - 08/01/2025	855	924
5.120% due 11/01/2017	44	46
5.130% due 09/01/2023	1,888	2,052
5.160% due 02/01/2028	1,887	2,086

5.170% due 01/01/2028	1,364	1,509
5.190% due 01/01/2017 - 07/01/2024	166	177
5.200% due 11/01/2015	38	40
5.230% due 11/01/2016	58	60
5.240% due 08/01/2023	214	234
5.290% due 12/01/2027	36,884	40,396
5.310% due 05/01/2027	202	222
5.320% due 04/01/2027	244	269
5.340% due 11/01/2021	1,489	1,610
5.370% due 09/01/2016	63	65
5.471% due 03/10/2018	188	203
5.490% due 05/01/2028	14,295	15,717
5.510% due 11/01/2027	452	503
5.520% due 06/01/2024	2,505	2,749
5.600% due 09/01/2028	4,930	5,470
5.680% due 05/01/2016 - 06/01/2028	13,657	15,384
5.725% due 09/10/2018	5,759	6,034
5.780% due 08/01/2027	46	52
5.820% due 07/01/2027	1,724	1,938
5.870% due 07/01/2028	451	509
5.902% due 02/10/2018	2,248	2,439
6.020% due 08/01/2028	466	531
6.070% due 07/01/2026	636	714
6.340% due 03/01/2021	1,797	1,947
6.440% due 02/01/2021	474	514
6.700% due 12/01/2016	469	488
6.900% due 12/01/2020	562	616
6.950% due 11/01/2016	100	104
7.060% due 11/01/2019	299	332
7.150% due 03/01/2017	166	176
7.190% due 12/01/2019	118	129
7.200% due 10/01/2019	180	197
7.220% due 11/01/2020	162	172
7.500% due 04/01/2017	99	104
7.630% due 06/01/2020	846	935
7.700% due 07/01/2016	44	45
Vendee Mortgage Trust
0.424% due 06/15/2023 (a)	9,592	111
6.478% due 01/15/2030	1,160	1,323
6.500% due 09/15/2024	7,556	8,532

Total U.S. Government Agencies (Cost $39,384,227)		39,986,502

U.S. TREASURY OBLIGATIONS 13.9%
U.S. Treasury Bonds
3.625% due 02/15/2044	2,300	2,427
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	2,471,122	2,487,821
0.125% due 07/15/2022	2,517,239	2,533,956
0.125% due 01/15/2023	300,005	298,950
0.375% due 07/15/2023	1,629	1,660
0.625% due 07/15/2021 (l)(n)	4,998,506	5,265,616
0.625% due 01/15/2024 (l)	153,505	159,004
1.125% due 01/15/2021	14,466	15,673
1.250% due 07/15/2020 (l)(n)	764,119	837,635
1.750% due 01/15/2028	2,655,156	3,055,504
2.000% due 01/15/2026	2,840,929	3,345,748
2.375% due 01/15/2025	4,019,319	4,869,027
2.375% due 01/15/2027	3,130,471	3,839,965
2.500% due 01/15/2029	3,024,819	3,813,635
3.625% due 04/15/2028	143,629	201,653
3.875% due 04/15/2029	472,276	690,002
U.S. Treasury Notes
0.625% due 02/15/2017	900	898
0.625% due 09/30/2017	600	593
0.750% due 02/28/2018	400	394
0.875% due 01/31/2017	3,800	3,818
0.875% due 05/15/2017	5,000	5,007
1.750% due 05/15/2022	8,000	7,703
2.000% due 09/30/2020	200	200
2.000% due 11/30/2020	400	400
2.000% due 02/28/2021	500	498
2.125% due 01/31/2021	4,800	4,824
2.500% due 05/15/2024	4,400	4,394

Total U.S. Treasury Obligations (Cost $31,903,563)		31,447,005

MORTGAGE-BACKED SECURITIES 6.4%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	3,554	3,710
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	287	297
Adjustable Rate Mortgage Trust
0.692% due 11/25/2035	41	34
1.302% due 03/25/2035	9,571	7,528
2.445% due 01/25/2035	479	483

2.516% due 07/25/2035		2,328	2,239
2.588% due 11/25/2035		8,396	7,951
2.619% due 03/25/2035		6,471	6,185
2.646% due 09/25/2035		4,165	3,409
2.718% due 11/25/2035 ^		958	833
2.737% due 09/25/2035		521	477
2.833% due 01/25/2036		3,943	3,429
3.033% due 03/25/2036		401	309
3.114% due 07/25/2035		6,943	6,753
3.207% due 08/25/2035		4,700	4,456
4.899% due 10/25/2035		14,452	13,165
4.907% due 01/25/2036		10,205	9,514
American Home Mortgage Assets Trust
0.272% due 10/25/2046		22,520	16,657
0.342% due 05/25/2046		31,487	23,930
0.342% due 09/25/2046		18,499	13,590
0.362% due 10/25/2046		19,068	12,623
0.823% due 02/25/2047		41,373	26,778
1.043% due 11/25/2046		84,740	47,860
1.063% due 10/25/2046		21,477	15,966
1.083% due 09/25/2046		5,736	4,006
2.605% due 11/25/2035 ^		14,251	11,085
American Home Mortgage Investment Trust
0.452% due 02/25/2045		2,006	2,019
0.892% due 10/25/2034		12	12
1.822% due 09/25/2045		13,830	13,354
1.947% due 09/25/2035		317	318
2.034% due 02/25/2044		60	61
2.072% due 12/25/2035		3,425	2,516
2.072% due 11/25/2045 ^		10,797	8,543
2.173% due 10/25/2034		16,397	16,530
2.322% due 02/25/2045		12,015	12,056
Arkle Master Issuer PLC
1.821% due 05/17/2060	EUR	267	370
1.926% due 05/17/2060		$40,467	41,108
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	229,708	318,278
Banc of America Alternative Loan Trust
0.552% due 05/25/2035		$1,476	1,135
5.000% due 08/25/2019		599	622
5.500% due 06/25/2037		2,250	1,696
6.000% due 03/25/2034		5,173	5,381
6.000% due 11/25/2035		2,130	1,887
6.000% due 07/25/2046		3,689	3,032
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,430
5.414% due 09/10/2047		15,400	16,594
5.449% due 01/15/2049		140	141
5.451% due 01/15/2049		5,410	5,838
5.634% due 04/10/2049		784	787
5.775% due 06/10/2049		21,457	23,615
5.781% due 04/10/2049		9,454	10,400
5.889% due 07/10/2044		588	635
5.919% due 05/10/2045		29,100	31,204
Banc of America Funding Corp.
0.252% due 04/25/2037		537	391
0.343% due 10/20/2036		25,537	18,550
0.343% due 10/20/2046 ^		4,734	3,805
0.362% due 04/25/2037		5,014	3,420
0.363% due 04/20/2047		8,369	6,360
0.371% due 11/03/2041		44,760	44,544
0.393% due 04/20/2035		1,887	1,846
0.443% due 05/20/2035		1,632	1,135
0.453% due 02/20/2035		1,639	1,600
0.552% due 05/25/2037		8,783	6,188
2.578% due 11/20/2034		1,465	1,411
2.622% due 03/20/2036		1,318	1,221
2.651% due 02/20/2036		4,380	4,417
2.682% due 03/20/2035		1,791	1,803
2.689% due 05/25/2035		121,210	124,868
2.710% due 02/20/2036		1,899	1,538
2.734% due 10/20/2046 ^		3,226	2,444
2.745% due 11/20/2035 ^		2,642	2,369
2.802% due 09/20/2047		9,708	7,509
2.830% due 11/20/2034		7,933	7,716
2.938% due 01/20/2047 ^		199	156
4.750% due 10/25/2018		12	12
5.143% due 09/20/2034		528	529
5.259% due 05/20/2036		7,624	7,550
5.354% due 05/20/2036		8,597	8,413
5.374% due 09/20/2046		6,793	5,742
5.379% due 04/20/2036 ^		9,192	8,238
5.500% due 09/25/2034		12,127	12,716
5.500% due 09/25/2035		14,129	14,674
5.500% due 01/25/2036		5,534	5,456
5.524% due 05/20/2036 ^		3,843	3,596

5.567% due 10/20/2046	5,230	4,691
5.624% due 03/20/2036	541	503
5.750% due 07/20/2036	5,500	5,390
5.750% due 09/25/2036	4,442	4,527
5.753% due 10/25/2036 ^	1,312	1,049
5.837% due 01/25/2037 ^	1,089	888
5.888% due 04/25/2037 ^	3,514	2,983
6.000% due 09/25/2036 ^	11,901	10,919
6.000% due 09/25/2036	9,546	9,247
6.000% due 08/25/2037 ^	26,458	23,503
Banc of America Mortgage Trust
0.852% due 11/25/2035	623	594
2.512% due 07/25/2034	254	258
2.601% due 03/25/2035	14,661	13,649
2.628% due 06/25/2035	4,997	4,803
2.634% due 05/25/2034	1,136	1,149
2.659% due 06/25/2033	626	633
2.678% due 07/25/2033	171	175
2.692% due 04/25/2034	188	189
2.694% due 02/25/2036 ^	2,278	1,965
2.702% due 07/25/2035	2,664	2,488
2.718% due 07/25/2035	3,597	3,368
2.719% due 05/25/2033	1,704	1,719
2.723% due 01/25/2036	6,686	5,496
2.725% due 12/25/2035 ^	10,072	9,225
2.740% due 09/25/2033	1,527	1,539
2.747% due 12/25/2033	2,124	2,169
2.748% due 11/25/2034	2,725	2,744
2.753% due 02/25/2035	3,306	3,330
2.760% due 11/25/2035	1,566	1,453
2.765% due 05/25/2035	20,071	18,800
2.773% due 01/25/2035	2,633	2,559
2.787% due 08/25/2035	14,874	14,104
2.843% due 11/25/2034	2,411	2,170
3.320% due 07/20/2032	829	847
4.682% due 11/25/2034	1,381	1,343
4.944% due 02/25/2035	2,629	2,568
5.161% due 04/25/2035	2,677	2,509
5.270% due 07/25/2035	1,508	1,494
5.500% due 12/25/2020	771	792
5.500% due 11/25/2035	713	707
5.500% due 05/25/2037	1,053	822
6.000% due 10/25/2036 ^	7,130	6,283
6.000% due 07/25/2046 ^	2,934	2,751
6.500% due 10/25/2031	65	69
6.500% due 09/25/2033	2,811	2,911
Banc of America Re-REMIC Trust
5.679% due 06/24/2050	33,705	36,558
5.679% due 02/17/2051	88,530	94,887
6.136% due 02/15/2051	40,000	44,113
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.811% due 12/10/2042	8	8
4.933% due 07/10/2045	250	259
5.115% due 10/10/2045	192	200
Bayview Commercial Asset Trust
0.582% due 08/25/2034	492	464
BCAP LLC Trust
0.292% due 11/26/2036	7,716	6,710
0.310% due 11/26/2036	30,000	23,734
0.320% due 08/26/2046	3,000	2,623
0.322% due 09/26/2035	2,943	2,905
0.322% due 01/25/2037 ^	52,588	40,060
0.353% due 07/26/2036	9,787	9,353
0.362% due 05/25/2047	193	145
0.372% due 05/25/2047 ^	23,682	18,222
0.402% due 07/26/2035	3,583	3,297
0.482% due 11/26/2035	7,292	6,697
0.483% due 11/26/2035	9,063	8,351
0.672% due 11/26/2035	2,981	2,929
0.890% due 01/26/2036	3,563	3,517
0.891% due 01/26/2047	23,925	21,060
0.961% due 11/26/2046	6,431	6,195
1.596% due 10/26/2035	7,044	7,074
2.397% due 01/26/2034	3,393	3,384
2.466% due 02/26/2036	10,856	10,600
2.522% due 03/26/2037	5,912	5,793
2.584% due 10/26/2036	6,525	6,623
2.618% due 06/26/2035	10,861	11,054
2.624% due 07/26/2036	12,981	10,866
2.775% due 05/26/2036	15,743	12,888
2.832% due 03/26/2037	7,156	5,657
4.660% due 07/26/2037	21,684	19,234
5.000% due 01/26/2021	10,245	10,521
5.121% due 07/26/2036	2,081	1,653
5.208% due 03/26/2037	33,332	33,029
5.250% due 06/26/2036	78,196	70,749

5.250% due 09/26/2036	22,551	20,473
5.250% due 04/26/2037	78,472	74,305
5.250% due 06/26/2037	8,202	8,374
5.250% due 08/26/2037	13,071	13,696
5.500% due 11/25/2034	11,554	10,717
8.226% due 10/26/2037	5,000	4,591
BCRR Trust
5.858% due 07/17/2040	9,211	9,784
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	1,794	1,827
2.234% due 04/25/2033	3,964	3,985
2.250% due 08/25/2035	111	113
2.284% due 04/25/2034	3,908	3,920
2.344% due 02/25/2033	799	776
2.369% due 02/25/2036	10,498	10,596
2.405% due 04/25/2033	1,813	1,843
2.410% due 10/25/2035	32,349	32,136
2.475% due 08/25/2033	33	33
2.483% due 05/25/2034	15	14
2.493% due 06/25/2035	1,907	1,740
2.498% due 05/25/2033	997	1,010
2.504% due 04/25/2033	150	153
2.505% due 05/25/2034	8	8
2.528% due 10/25/2033	26	26
2.528% due 03/25/2035	1,566	1,591
2.545% due 08/25/2033	550	564
2.564% due 01/25/2035	1,108	1,106
2.568% due 01/25/2035	43	42
2.580% due 03/25/2035	12,295	12,512
2.594% due 04/25/2033	840	839
2.625% due 01/25/2034	44	44
2.625% due 04/25/2034	73	73
2.642% due 07/25/2034	979	970
2.654% due 05/25/2034	92	89
2.654% due 11/25/2034	1,236	1,252
2.663% due 10/25/2035	94,149	93,997
2.666% due 11/25/2034	5,972	5,783
2.667% due 02/25/2033	96	92
2.672% due 04/25/2034	2,251	2,262
2.684% due 03/25/2035	4,808	4,726
2.685% due 08/25/2035 ^	6,812	6,007
2.706% due 03/25/2035	4,035	3,873
2.723% due 08/25/2035	18,852	17,142
2.737% due 01/25/2034	3,819	3,882
2.745% due 11/25/2030	2,158	2,201
2.757% due 07/25/2034	397	397
2.771% due 01/25/2034	2,516	2,535
2.771% due 02/25/2034	1,888	1,872
2.816% due 09/25/2034	2,864	2,720
2.881% due 01/25/2035	228	230
2.904% due 02/25/2036 ^	18,652	14,892
2.936% due 05/25/2047 ^	40,808	34,898
2.999% due 12/25/2035	3,730	3,766
3.070% due 02/25/2047	6,665	5,381
3.196% due 11/25/2034	3,206	3,246
5.151% due 08/25/2035	1,585	1,589
5.188% due 08/25/2035	3,595	3,206
5.389% due 02/25/2036	2,704	2,577
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	4,115	3,818
0.352% due 02/25/2034	57	42
0.472% due 08/25/2036	22,859	15,777
0.472% due 01/25/2047	7,112	4,387
0.492% due 08/25/2036	6,505	4,513
0.592% due 04/25/2035	2,225	2,093
0.632% due 02/25/2036	3,050	2,581
0.652% due 03/25/2035	631	617
0.832% due 09/25/2034	1,473	1,474
0.852% due 09/25/2034	2,971	2,908
2.060% due 10/25/2033	126	119
2.352% due 03/25/2036	26,368	18,845
2.360% due 01/25/2036 ^	18,044	14,059
2.393% due 12/25/2033	2,137	2,187
2.448% due 04/25/2035	19	19
2.460% due 02/25/2034	162	159
2.519% due 05/25/2035	323	320
2.526% due 03/25/2036	8,372	5,932
2.576% due 08/25/2036 ^	6,606	3,078
2.583% due 05/25/2035	120,779	118,475
2.599% due 09/25/2034	1,472	1,346
2.624% due 02/25/2036 ^	2,023	1,408
2.639% due 02/25/2034	3,957	3,956
2.648% due 11/25/2036	86	61
2.655% due 03/25/2036 ^	14,272	10,678
2.691% due 11/25/2036	2,111	1,589
2.699% due 08/25/2036 ^	100	76

2.746% due 01/25/2035	3,924	3,160
2.789% due 05/25/2036	13,945	8,288
2.790% due 09/25/2035	50,562	44,507
4.382% due 11/25/2036 ^	10,302	7,918
4.829% due 11/25/2035 ^	9,444	7,499
4.899% due 07/25/2035	18,563	15,725
5.215% due 05/25/2036	15,503	12,216
5.472% due 12/25/2046 ^	1,307	1,011
Bear Stearns Commercial Mortgage Securities Trust
4.825% due 11/11/2041	7,254	7,318
4.871% due 09/11/2042	85	88
4.980% due 02/11/2041	42	42
5.116% due 02/11/2041	900	915
5.331% due 02/11/2044	49,337	53,308
5.382% due 12/11/2040	1,707	1,707
5.405% due 12/11/2040	565	588
5.468% due 06/11/2041	6	6
5.605% due 03/11/2039	25,850	27,354
5.703% due 06/11/2050	826	836
5.846% due 06/11/2040	949	952
5.873% due 09/11/2038	40	40
5.898% due 09/11/2038	300	323
5.898% due 06/11/2040	295	304
7.000% due 05/20/2030	5,961	6,564
Bear Stearns Mortgage Securities, Inc.
2.605% due 06/25/2030	22	23
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	5,053	4,230
2.488% due 12/26/2046	4,319	3,034
Bella Vista Mortgage Trust
0.403% due 05/20/2045	46	38
Chase Mortgage Finance Trust
2.471% due 03/25/2037	12,306	11,369
2.498% due 02/25/2037	76	77
2.502% due 02/25/2037	975	975
2.519% due 12/25/2035 ^	34,424	32,006
2.536% due 12/25/2035 ^	5,792	5,263
2.576% due 02/25/2037	2,265	2,190
2.590% due 02/25/2037	812	809
2.602% due 02/25/2037	7,937	7,508
2.639% due 09/25/2036	163	146
2.649% due 03/25/2037	10,251	8,688
2.698% due 09/25/2036	1,259	1,097
4.732% due 01/25/2036 ^	21,440	20,485
4.892% due 12/25/2035	4,058	4,003
5.185% due 03/25/2037	405	393
5.500% due 12/25/2022	10,119	10,071
5.500% due 03/25/2037	57	56
6.000% due 11/25/2036 ^	2,897	2,600
6.000% due 02/25/2037 ^	1,769	1,577
6.000% due 03/25/2037 ^	13,366	12,050
Chaseflex Trust
0.300% due 06/25/2036	4,761	4,678
0.492% due 08/25/2037	15,536	10,977
0.652% due 06/25/2035	3,954	2,964
4.842% due 08/25/2037 ^	2,018	1,615
5.000% due 07/25/2037	4,087	3,565
6.000% due 02/25/2037 ^	3,108	2,673
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.302% due 01/25/2036	1,943	1,724
0.332% due 05/25/2036	2,330	2,089
0.362% due 10/25/2046	4,018	3,567
0.382% due 05/25/2036	9,048	8,173
0.402% due 08/25/2035	1,113	998
Citicorp Mortgage Securities Trust
4.750% due 02/25/2020	1,272	1,273
5.500% due 08/25/2022	267	271
5.500% due 12/25/2022	188	189
5.500% due 02/25/2026	351	359
5.500% due 04/25/2037	1,702	1,754
5.750% due 09/25/2037	2,024	2,072
6.000% due 06/25/2036	6,452	6,740
6.000% due 08/25/2036	2,172	2,247
6.000% due 04/25/2037	43,904	44,207
6.000% due 05/25/2037	4,823	4,929
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	380
5.810% due 06/14/2050	400	439
5.898% due 12/10/2049	500	505
5.975% due 03/15/2049	409	438
Citigroup Mortgage Loan Trust, Inc.
0.222% due 01/25/2037	906	571
0.952% due 08/25/2035	4,495	3,775
1.930% due 09/25/2035	4,801	4,832
2.200% due 09/25/2035	13,000	13,122
2.280% due 09/25/2035	40,704	40,887

2.322% due 10/25/2046	7,120	5,734
2.500% due 05/25/2035	269	265
2.500% due 10/25/2035	50,472	49,945
2.530% due 05/25/2035	3,205	3,169
2.580% due 12/25/2035 ^	3,370	2,386
2.583% due 02/25/2034	3,797	3,815
2.604% due 09/25/2034	944	960
2.610% due 08/25/2035	45,085	44,624
2.747% due 07/25/2037 ^	65	59
2.764% due 09/25/2037 ^	50,567	42,948
2.832% due 03/25/2037	5,171	4,134
3.684% due 07/25/2046 ^	7,156	5,861
4.898% due 09/25/2035	55,316	53,011
5.231% due 08/25/2035	8,163	8,155
5.354% due 04/25/2037	4,218	3,769
5.500% due 11/25/2035 ^	3,875	3,571
6.538% due 11/25/2037	4,647	3,948
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	34,250	37,295
5.401% due 07/15/2044	865	900
5.480% due 01/15/2046	29,565	31,220
5.481% due 01/15/2046	65,360	69,159
5.617% due 10/15/2048	3,640	3,912
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	2,250	2,279
6.000% due 09/25/2036	881	782
6.000% due 06/25/2037	2,147	1,841
6.000% due 06/25/2037 ^	11,922	10,222
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	135	148
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	3	3
Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031	1,036	1,074
Commercial Mortgage Loan Trust
6.213% due 12/10/2049	43,265	47,741
Commercial Mortgage Trust
2.972% due 08/10/2046	290	302
4.210% due 08/10/2046	830	896
5.116% due 06/10/2044	241	249
5.543% due 12/11/2049	19,400	20,559
Community Program Loan Trust
4.500% due 04/01/2029	15,240	15,422
Countrywide Alternative Loan Trust
0.292% due 04/25/2047	15,300	13,065
0.312% due 12/25/2046 ^	6,084	5,744
0.322% due 11/25/2036	7,814	6,974
0.322% due 01/25/2037 ^	1,880	1,662
0.322% due 06/25/2046	2,786	2,366
0.322% due 05/25/2047	60,908	53,740
0.332% due 05/25/2047	7,541	6,565
0.333% due 02/20/2047	5,879	4,424
0.342% due 07/25/2046	8,548	7,146
0.342% due 09/25/2046 ^	24,753	20,369
0.342% due 10/25/2046	32,342	31,338
0.343% due 09/20/2046	36,287	28,209
0.343% due 03/20/2047	59,913	48,746
0.348% due 12/20/2046	86,400	66,847
0.352% due 05/25/2036	2,310	1,902
0.352% due 06/25/2037	14	13
0.352% due 04/25/2047	12,639	10,436
0.362% due 05/25/2035	250	211
0.362% due 07/25/2046	5,438	4,670
0.363% due 03/20/2046	2,545	1,984
0.363% due 05/20/2046	1,486	1,117
0.363% due 07/20/2046 ^	27,413	18,872
0.382% due 08/25/2046	113	64
0.383% due 07/20/2035	101	88
0.402% due 06/25/2035	5,924	5,233
0.402% due 09/25/2046 ^	937	268
0.402% due 10/25/2046 ^	269	121
0.412% due 07/25/2035	4,967	4,432
0.412% due 12/25/2035	1,676	1,508
0.412% due 07/25/2036	30,202	17,320
0.412% due 07/25/2046 ^	626	280
0.422% due 05/25/2036 ^	134	80
0.432% due 12/25/2035	41	37
0.432% due 02/25/2037	4,428	3,560
0.432% due 10/25/2046	11,000	8,571
0.442% due 11/25/2035	4,302	3,234
0.462% due 10/25/2035	5,758	4,727
0.482% due 09/25/2035	2,252	1,896
0.483% due 11/20/2035	35,188	29,293
0.502% due 09/25/2035	2,809	2,506
0.502% due 05/25/2036	6,020	3,969
0.502% due 06/25/2036	3,290	2,327

0.502% due 05/25/2037 ^	362	242
0.532% due 08/25/2036	2,641	2,633
0.602% due 08/25/2033	20	20
0.602% due 09/25/2034	30	31
0.622% due 09/25/2033	1,874	1,846
0.702% due 08/25/2034	65	60
0.702% due 10/25/2036 ^	5,709	4,112
0.730% due 06/25/2034	4,093	3,994
0.852% due 10/25/2035	2,980	2,401
0.922% due 11/25/2035	586	501
0.952% due 12/25/2035	4,521	3,717
1.123% due 12/25/2035	967	765
1.123% due 02/25/2036	855	778
1.152% due 08/25/2035	24,435	18,488
1.223% due 08/25/2035	324	224
1.252% due 02/25/2036 ^	9,270	7,686
1.452% due 10/25/2035	38,533	32,091
1.523% due 08/25/2035	2,628	2,398
1.623% due 11/25/2035	1,830	1,457
2.163% due 11/25/2035	793	649
2.664% due 02/25/2037 ^	39,570	35,407
4.867% due 10/25/2035 ^	1,742	1,472
5.000% due 01/25/2035	21	20
5.250% due 10/25/2033	7,963	8,259
5.250% due 06/25/2035 ^	1,260	1,170
5.318% due 11/25/2035 ^	1,889	1,563
5.500% due 06/25/2035	15,431	14,968
5.500% due 11/25/2035	10,442	9,150
5.500% due 11/25/2035 ^	5,714	5,268
5.500% due 12/25/2035	3,859	3,496
5.500% due 02/25/2036	3,470	3,062
5.750% due 03/25/2037 ^	1,926	1,629
5.750% due 07/25/2037	338	308
6.000% due 10/25/2032	340	334
6.000% due 10/25/2033	553	584
6.000% due 12/25/2033	13	14
6.000% due 02/25/2034	10	10
6.000% due 03/25/2035	444	380
6.000% due 03/25/2036	13,550	11,530
6.000% due 04/25/2036 ^	2,447	2,100
6.000% due 05/25/2036 ^	2,448	2,049
6.000% due 05/25/2036	2,800	2,427
6.000% due 06/25/2036 ^	1,740	1,450
6.000% due 06/25/2036	517	465
6.000% due 08/25/2036	3,138	2,824
6.000% due 08/25/2036 ^	5,920	5,229
6.000% due 11/25/2036 ^	147	125
6.000% due 01/25/2037	9,057	7,768
6.000% due 01/25/2037 ^	9,538	8,180
6.000% due 02/25/2037 ^	11,547	8,984
6.000% due 02/25/2037	973	835
6.000% due 03/25/2037 ^	3,914	3,216
6.000% due 04/25/2037	7,380	6,029
6.000% due 05/25/2037	686	565
6.000% due 08/25/2037	4,058	3,291
6.000% due 08/25/2037 ^	12,618	11,060
6.250% due 12/25/2033	166	172
6.250% due 11/25/2036 ^	1,166	1,066
6.250% due 11/25/2036	4,714	3,868
6.250% due 08/25/2037 ^	4,873	4,035
6.500% due 05/25/2036 ^	4,861	4,039
6.500% due 09/25/2036	2,143	1,916
6.500% due 08/25/2037	11,807	8,585
6.500% due 09/25/2037	2,780	2,278
19.382% due 07/25/2035	2,469	3,393
Countrywide Home Loan Mortgage Pass-Through Trust
0.352% due 04/25/2046	11,419	9,220
0.382% due 05/25/2035	11,875	10,197
0.442% due 04/25/2035	16,820	15,502
0.452% due 05/25/2035	3,065	2,706
0.472% due 03/25/2035	427	363
0.482% due 02/25/2035	1,700	1,583
0.492% due 02/25/2035	355	323
0.492% due 03/25/2036	555	307
0.502% due 02/25/2036 ^	173	82
0.552% due 08/25/2018	317	309
0.692% due 02/25/2035	567	541
0.692% due 03/25/2035	1,191	1,140
0.912% due 09/25/2034	25	25
1.083% due 04/25/2046 ^	10,147	5,827
1.933% due 06/19/2031	124	125
2.055% due 07/25/2034	2,902	2,901
2.125% due 07/19/2031	25	26
2.317% due 06/20/2034	1,004	972
2.376% due 02/20/2036	38	33
2.417% due 02/20/2036	23,648	21,963

2.423% due 02/20/2036 ^	326	283
2.452% due 07/20/2034	900	908
2.465% due 02/20/2035	15,829	15,754
2.470% due 05/20/2036	24,054	19,731
2.497% due 10/19/2032	55	47
2.498% due 11/25/2034	8,822	8,350
2.509% due 04/20/2035	10	11
2.510% due 05/20/2036	2,868	2,335
2.524% due 11/20/2034	419	406
2.532% due 04/20/2036 ^	3,928	3,240
2.538% due 11/20/2034	6,375	6,304
2.559% due 03/25/2037 ^	1,415	1,012
2.573% due 04/20/2035	607	547
2.588% due 12/19/2033	90	93
2.610% due 08/25/2034	5,603	4,959
2.646% due 02/25/2047 ^	1,600	1,346
2.650% due 08/25/2034	3,301	3,073
2.665% due 11/19/2033	464	457
2.666% due 09/25/2047 ^	4,580	4,118
2.677% due 10/25/2033	4,516	4,518
2.720% due 11/25/2037	11,279	10,043
2.747% due 08/25/2034	278	260
4.500% due 09/25/2035	4,986	4,825
4.725% due 04/25/2035 ^	6,812	6,162
4.852% due 10/25/2035 ^	7,800	6,804
5.000% due 09/25/2035	117	106
5.020% due 10/20/2035	1,796	1,527
5.027% due 01/20/2035	2,459	2,425
5.049% due 02/20/2036 ^	441	398
5.500% due 12/25/2034	13,110	14,047
5.500% due 01/25/2035	814	861
5.500% due 03/25/2035	4,793	4,969
5.500% due 05/25/2035	3,188	3,203
5.500% due 09/25/2035 ^	4,827	4,761
5.500% due 09/25/2035	8,209	7,640
5.500% due 10/25/2035	9,523	9,035
5.500% due 10/25/2035 ^	1,868	1,826
5.500% due 11/25/2035	1,759	1,731
5.500% due 11/25/2035 ^	15,776	15,035
5.500% due 04/25/2038	7,037	7,125
5.750% due 12/25/2035 ^	6,286	5,949
5.750% due 02/25/2037 ^	1,778	1,651
5.750% due 07/25/2037	2,058	1,995
6.000% due 05/25/2036	4,959	4,633
6.000% due 12/25/2036	404	359
6.000% due 02/25/2037	47,512	45,745
6.000% due 03/25/2037 ^	1,504	1,377
6.000% due 07/25/2037	2,250	2,075
6.000% due 08/25/2037	14,560	13,376
6.000% due 09/25/2037	1,142	1,106
6.250% due 09/25/2036 ^	10,758	10,106
6.250% due 09/25/2036	3,105	2,917
6.250% due 02/25/2038	3,849	3,538
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035	4,709	4,255
5.818% due 01/25/2034	537	559
6.500% due 11/25/2034	1,804	1,903
7.500% due 11/25/2034	952	1,035
7.500% due 06/25/2035	2,586	2,678
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	132,429	143,862
5.383% due 02/15/2040	3,572	3,887
5.448% due 01/15/2049	72	72
5.460% due 09/15/2039	67,722	73,230
5.467% due 09/15/2039	27,340	29,475
5.866% due 06/15/2039	3,169	3,446
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032	608	577
0.892% due 06/25/2034	1,040	1,023
1.302% due 09/25/2034	3,915	3,266
1.928% due 10/25/2033	99	99
2.227% due 06/25/2033	80	81
2.244% due 07/25/2033	4,671	4,658
2.276% due 06/25/2032	44	33
2.499% due 05/25/2034	4,994	5,048
2.526% due 08/25/2033	558	559
2.580% due 09/25/2034	3,674	3,709
4.832% due 06/25/2032	21	22
4.832% due 04/15/2037	10,553	10,783
5.100% due 08/15/2038	196	202
5.104% due 08/15/2038	179	185
5.500% due 09/25/2035	10,031	9,745
5.500% due 10/25/2035	3,046	2,989
6.000% due 11/25/2035 ^	50	42
6.500% due 04/25/2033	935	951
7.500% due 05/25/2032	112	117

7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.322% due 10/15/2021		3,147	3,141
0.392% due 05/27/2037		2,700	2,253
2.370% due 04/26/2038		2,500	2,438
2.690% due 04/28/2037		11,810	7,584
4.815% due 07/27/2037		20,175	14,962
5.383% due 02/15/2040		229	250
5.467% due 09/16/2039		23,198	24,629
5.467% due 12/16/2043		42,296	45,492
5.509% due 04/15/2047		40,150	42,920
5.695% due 09/15/2040		21,700	23,247
5.775% due 06/10/2049		35,315	38,932
5.921% due 12/16/2049		111,286	118,047
6.028% due 11/26/2035		3,908	4,014
Credit Suisse Mortgage Capital Mortgage-Backed Trust
7.000% due 08/25/2037		10,150	6,741
Credit Suisse Mortgage-Backed Trust
6.172% due 06/25/2036 ^		3,803	2,498
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,452	1,669
5.720% due 09/25/2036		2,534	1,883
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,622	960
5.863% due 02/25/2037 ^		4,222	2,315
6.000% due 07/25/2036		2,379	1,913
6.000% due 04/25/2037		2,881	2,587
DBRR Trust
0.946% due 09/25/2045		9	9
DBUBS Mortgage Trust
3.386% due 07/10/2044		49,700	51,878
3.642% due 08/10/2044		530	557
3.742% due 11/10/2046		453	472
4.528% due 11/10/2046		300	327
Deco UK PLC
0.688% due 01/27/2020	GBP	10,720	18,026
Deutsche ALT-A Securities, Inc.
0.250% due 08/25/2037		$14,687	10,818
0.272% due 08/25/2036		8,540	6,581
0.290% due 08/25/2037		60,342	51,223
0.292% due 07/25/2047		27,722	24,166
0.302% due 02/25/2047		11,588	8,580
0.332% due 06/25/2037 ^		35,458	28,591
0.352% due 02/25/2047		14,130	11,651
0.482% due 02/25/2036		31,194	22,008
2.905% due 10/25/2035		3,314	3,159
4.909% due 10/25/2035		7,600	6,608
5.000% due 10/25/2018		103	106
5.500% due 12/25/2035 ^		2,654	2,283
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		18	11
5.869% due 10/25/2036 ^		2,211	1,796
5.886% due 10/25/2036 ^		2,211	1,797
6.005% due 10/25/2036 ^		1,661	1,358
6.300% due 07/25/2036 ^		2,339	1,715
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		11,338	11,537
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		101	82
Downey Savings & Loan Association Mortgage Loan Trust
0.335% due 04/19/2047 ^		2,096	575
0.975% due 09/19/2044		189	185
2.631% due 07/19/2044		52	52
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		1	1
EMF-NL BV
2.327% due 10/17/2041	EUR	25,760	36,307
EMF-NL Prime BV
1.127% due 04/17/2041		9,296	11,383
Eurosail PLC
1.827% due 10/17/2040		4,073	5,624
Extended Stay America Trust
2.958% due 12/05/2031		$300	305
First Horizon Alternative Mortgage Securities Trust
0.522% due 02/25/2037		51	32
0.652% due 06/25/2035		8,250	6,985
2.188% due 08/25/2034		1,349	1,342
2.206% due 08/25/2035		4,802	4,321
2.208% due 06/25/2034		9,225	9,161
2.208% due 01/25/2037		15,075	12,365
2.233% due 04/25/2035		3,923	3,939
2.237% due 09/25/2035		7,768	6,917
2.243% due 06/25/2036		8,491	6,589
2.280% due 03/25/2035		97	79
5.500% due 05/25/2035		6,062	5,878
5.500% due 06/25/2035 ^		7,681	7,086

6.000% due 07/25/2036 ^		4,967	4,254
6.250% due 08/25/2037 ^		1,444	1,183
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		338	318
First Horizon Mortgage Pass-Through Trust
0.422% due 02/25/2035		52	47
2.395% due 11/25/2037		10,600	9,310
2.465% due 06/25/2035		2,751	2,682
2.541% due 02/25/2034		63	63
2.545% due 01/25/2037 ^		136	119
2.565% due 08/25/2034		1,527	1,549
2.571% due 06/25/2035		4,782	4,540
2.576% due 04/25/2035		6,440	6,459
2.583% due 10/25/2035		12,643	11,247
2.603% due 10/25/2035		2,664	2,644
2.612% due 08/25/2035		4,507	4,285
2.743% due 05/25/2035		1,111	1,037
4.906% due 11/25/2035		3,972	3,723
5.025% due 06/25/2035		10,180	9,928
5.030% due 10/25/2036		1,217	1,181
5.185% due 11/25/2034		6,553	6,680
5.250% due 05/25/2021		560	484
5.325% due 09/25/2035		7,450	7,462
5.500% due 01/25/2035		1,324	1,354
5.750% due 02/25/2036 ^		1,455	1,428
6.250% due 11/25/2036		11,898	12,142
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		249	258
First Republic Bank Mortgage Pass-Through Certificates
0.632% due 06/25/2030		1,024	1,033
First Republic Mortgage Loan Trust
0.452% due 08/15/2032		260	249
0.502% due 11/15/2031		255	241
0.652% due 11/15/2030		42	43
0.952% due 11/15/2032		43	42
Fosse Master Issuer PLC
1.527% due 10/18/2054	EUR	4,020	5,532
1.627% due 10/18/2054		2,589	3,547
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$200	229
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		1,110,207	10,141
4.019% due 01/25/2047		100	104
Fund America Investors Corp.
2.250% due 06/25/2023		1	1
GE Capital Commercial Mortgage Corp.
5.489% due 11/10/2045		909	912
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		828	829
GMAC Mortgage Corp. Loan Trust
2.847% due 04/19/2036		10,100	9,133
2.879% due 06/25/2034		35	34
2.892% due 06/19/2035		543	549
3.000% due 06/25/2034		40	39
4.621% due 05/25/2035		4,592	4,452
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		74	73
8.950% due 08/20/2017		13	13
Granite Master Issuer PLC
0.293% due 12/20/2054	EUR	6,977	9,510
0.313% due 12/20/2054		10,881	14,834
0.333% due 12/20/2054		10,173	13,875
0.333% due 12/20/2054		$87	86
0.334% due 12/17/2054		2,916	2,896
0.340% due 12/17/2054	EUR	1,088	1,483
0.353% due 12/20/2054		$39,975	39,736
0.413% due 12/20/2054		2,493	2,478
0.684% due 12/20/2054	GBP	1,654	2,815
0.710% due 12/17/2054		14,197	24,178
0.714% due 12/20/2054		36,341	61,868
0.734% due 12/20/2054		25,765	43,881
0.814% due 12/20/2054		12,377	21,109
Granite Mortgages PLC
0.536% due 03/20/2044	EUR	400	546
0.551% due 03/20/2044		$220	219
0.628% due 01/20/2044		1,772	1,770
0.707% due 01/20/2044	EUR	3,165	4,338
0.728% due 07/20/2043		$206	205
0.834% due 06/20/2044	GBP	8,036	13,747
0.874% due 03/20/2044		299	510
0.874% due 06/20/2044		8,772	15,023
0.908% due 01/20/2044		14,165	24,221
0.914% due 09/20/2044		1,854	3,163
1.008% due 07/20/2043		563	963
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	2,724	3,578

0.361% due 06/18/2039		$33,176	31,646
0.680% due 03/18/2039	GBP	79,379	130,676
0.690% due 06/18/2039		21,543	35,227
Greenpoint Mortgage Funding Trust
0.352% due 10/25/2046		$829	555
0.352% due 12/25/2046 ^		711	393
0.372% due 06/25/2045		994	902
0.422% due 04/25/2036 ^		147	50
0.422% due 11/25/2045		552	440
0.492% due 10/25/2046		739	338
Greenwich Capital Commercial Funding Corp.
4.569% due 08/10/2042		39	39
4.799% due 08/10/2042		2,700	2,724
5.224% due 04/10/2037		64,453	66,807
5.381% due 03/10/2039		7,075	7,192
5.444% due 03/10/2039		84,441	92,219
GS Mortgage Securities Trust
2.943% due 02/10/2046		370	366
2.999% due 08/10/2044		30	31
3.679% due 08/10/2043		306	322
4.174% due 07/10/2046		400	431
4.243% due 08/10/2046		80	87
4.761% due 07/10/2039		9,698	9,912
5.506% due 04/10/2038		1	1
5.553% due 04/10/2038		70	74
GSMPS Mortgage Loan Trust
0.502% due 03/25/2035		3,135	2,769
0.502% due 09/25/2035		8,707	7,523
7.500% due 06/25/2043		4,260	4,649
GSR Mortgage Loan Trust
0.452% due 07/25/2035		361	300
0.502% due 01/25/2034		139	129
1.850% due 04/25/2032		145	130
1.850% due 03/25/2033		33	33
2.243% due 06/25/2034		716	721
2.555% due 11/25/2035 ^		5,758	4,930
2.556% due 12/25/2034		3,973	3,963
2.585% due 07/25/2035		9,244	8,831
2.591% due 05/25/2034		2,227	2,248
2.593% due 04/25/2036		143	131
2.613% due 05/25/2035		25,007	23,422
2.614% due 03/25/2037 ^		11,774	10,232
2.626% due 11/25/2035		26,959	26,569
2.646% due 04/25/2035		11,764	11,658
2.651% due 04/25/2035		4,812	4,850
2.657% due 09/25/2035		75,927	76,803
2.657% due 01/25/2036 ^		294	279
2.676% due 09/25/2035		200	200
2.772% due 04/25/2035		640	630
2.829% due 12/25/2034		32	29
2.834% due 01/25/2035		4,547	4,489
5.000% due 05/25/2036		1,767	1,730
5.000% due 05/25/2037		17	16
5.017% due 11/25/2035		63,231	63,180
5.211% due 07/25/2035		2,709	2,728
5.255% due 05/25/2035		4,783	4,751
5.500% due 06/25/2035		8,000	8,402
5.500% due 07/25/2035		424	426
5.500% due 06/25/2036		4,823	4,645
5.500% due 01/25/2037		9,660	9,708
5.750% due 02/25/2036		2,487	2,482
5.750% due 02/25/2037		4,915	4,718
6.000% due 08/25/2021		364	362
6.000% due 03/25/2032		15	16
6.000% due 11/25/2035 ^		24,331	21,799
6.000% due 02/25/2036		13,111	12,140
6.000% due 01/25/2037		10,172	9,814
6.000% due 03/25/2037		15,180	14,020
6.000% due 05/25/2037		7,494	7,135
6.000% due 07/25/2037		792	727
6.250% due 09/25/2036		1,826	1,717
6.500% due 09/25/2036		6,120	5,124
HarborView Mortgage Loan Trust
0.285% due 03/19/2037		18,186	15,254
0.305% due 01/25/2047		4,906	3,930
0.335% due 07/19/2046		36,207	24,636
0.343% due 07/21/2036		3,951	3,231
0.345% due 09/19/2037		23,913	19,486
0.345% due 01/19/2038		8,075	7,022
0.355% due 09/19/2046		6,621	5,235
0.365% due 11/19/2036		158	119
0.375% due 05/19/2035		15,353	13,650
0.395% due 06/19/2035		2,300	2,084
0.395% due 03/19/2036		12,301	9,152
0.435% due 02/19/2036		11,709	9,252
0.455% due 04/19/2034		1,504	1,439

0.465% due 11/19/2035		20,657	18,442
0.475% due 01/19/2035		2,818	2,540
0.493% due 06/20/2035		5,292	5,106
0.505% due 01/19/2035		5,377	4,156
0.715% due 06/19/2034		1,240	1,188
0.875% due 01/19/2035		588	564
0.895% due 02/19/2034		3	3
0.955% due 11/19/2034		216	167
1.152% due 10/25/2037		2,864	2,692
2.168% due 06/19/2034		4,828	4,852
2.399% due 04/19/2034		51	52
2.491% due 05/19/2033		63	64
2.551% due 06/19/2045		18,666	12,554
2.564% due 07/19/2035		778	732
2.715% due 07/19/2035		109	99
2.717% due 12/19/2035 ^		5,416	4,924
3.396% due 06/19/2036 ^		6,356	4,380
3.403% due 06/19/2036		9,691	6,920
4.882% due 08/19/2036 ^		2,519	2,337
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	24,352	40,653
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	69,715	95,515
HomeBanc Mortgage Trust
0.332% due 12/25/2036		$5,824	5,171
0.412% due 01/25/2036		4,683	4,026
0.422% due 10/25/2035		52,518	47,466
0.892% due 12/25/2034		6,509	6,247
1.012% due 08/25/2029		3,306	3,182
2.304% due 04/25/2037 ^		3,867	2,325
5.312% due 04/25/2037 ^		5,964	4,908
Homestar Mortgage Acceptance Corp.
0.602% due 07/25/2034		3,765	3,753
HSI Asset Securitization Corp. Trust
0.372% due 11/25/2035		22,142	13,824
Impac CMB Trust
0.790% due 10/25/2033		239	238
0.892% due 11/25/2034		2,538	2,457
0.912% due 10/25/2033		43	42
0.932% due 10/25/2034		1,202	1,121
1.152% due 07/25/2033		952	892
4.658% due 09/25/2034		360	366
Impac Secured Assets Trust
0.322% due 01/25/2037		18,096	15,043
0.952% due 11/25/2034		856	839
2.968% due 07/25/2035		1,641	1,383
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		77	75
1.751% due 01/25/2032		485	473
2.197% due 08/25/2031		407	410
IndyMac Mortgage Loan Trust
0.292% due 04/25/2037		10,256	9,508
0.312% due 04/25/2037		3,231	2,848
0.332% due 02/25/2037		27,054	18,916
0.332% due 07/25/2047		12,600	9,363
0.342% due 04/25/2037		1,574	1,166
0.342% due 09/25/2046		20,854	18,065
0.352% due 11/25/2046		827	508
0.352% due 06/25/2047		11,008	8,617
0.360% due 05/25/2046		181	158
0.362% due 04/25/2046		7,174	5,999
0.382% due 04/25/2035		416	368
0.392% due 04/25/2035		1,769	1,658
0.392% due 07/25/2035		3,589	3,338
0.392% due 06/25/2037		12,479	11,161
0.452% due 07/25/2035		20,631	18,490
0.452% due 11/25/2035 ^		918	563
0.452% due 06/25/2037 ^		1,467	734
0.792% due 07/25/2045		113	105
0.932% due 05/25/2034		12	11
0.952% due 11/25/2034		75	69
0.972% due 11/25/2034		2,204	1,770
2.035% due 06/25/2037 ^		4,379	3,385
2.272% due 06/25/2037		10,509	5,682
2.342% due 07/25/2037		2,102	1,352
2.359% due 01/25/2036		9,656	8,123
2.384% due 08/25/2035		104	92
2.456% due 01/25/2036		14,914	14,122
2.461% due 01/25/2035		188	177
2.509% due 12/25/2034		2,054	1,925
2.522% due 03/25/2036		4,879	3,896
2.523% due 10/25/2034		4,892	4,719
2.560% due 01/25/2036		1,216	1,020
2.561% due 04/25/2037		11,256	8,599
2.591% due 02/25/2035		720	618
2.637% due 06/25/2035 ^		1,610	1,370

2.732% due 04/25/2037 ^	23,660	17,373
2.867% due 05/25/2036	5,017	3,795
4.406% due 06/25/2036	4,752	4,622
4.574% due 09/25/2035	2,125	1,904
4.574% due 09/25/2035 ^	342	28
4.584% due 08/25/2035	16,947	14,356
4.584% due 08/25/2035 ^	948	803
4.752% due 10/25/2035	997	870
5.057% due 08/25/2036	2,890	2,867
5.228% due 08/25/2037	17,109	15,744
6.250% due 11/25/2037 ^	2,165	1,989
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	2,904	2,762
JPMorgan Alternative Loan Trust
0.260% due 09/25/2036 ^	7,375	6,396
0.292% due 03/25/2037	2,609	1,921
0.322% due 08/25/2036	22,414	19,463
2.762% due 05/25/2037 ^	11,429	8,809
3.090% due 11/25/2036 ^	2,834	2,369
3.260% due 12/25/2036	23,891	19,468
5.701% due 05/26/2037	55,890	46,148
6.050% due 05/25/2036	2,173	1,956
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	552	566
3.341% due 07/15/2046	8,100	8,433
3.616% due 11/15/2043	400	426
3.673% due 02/15/2046	23,580	24,673
3.853% due 06/15/2043	21,011	21,468
4.106% due 07/15/2046	500	542
4.388% due 02/15/2046	700	765
4.657% due 01/15/2042	861	861
4.678% due 07/15/2042	3,849	3,872
4.918% due 10/15/2042	187	194
4.936% due 08/15/2042	194	201
5.038% due 03/15/2046	397	400
5.335% due 08/12/2037	12,550	12,800
5.336% due 05/15/2047	173,448	188,329
5.399% due 05/15/2045	2,202	2,373
5.420% due 01/12/2043	24,984	26,214
5.420% due 01/15/2049	69,833	76,334
5.434% due 12/15/2044	1,785	1,800
5.440% due 06/12/2047	4,071	4,444
5.875% due 02/12/2049	2,322	2,451
5.882% due 02/15/2051	33,040	36,644
5.892% due 02/12/2049	79,566	87,858
5.991% due 06/15/2049	3,500	3,854
6.057% due 04/15/2045	43,365	46,676
JPMorgan Mortgage Trust
1.990% due 11/25/2033	32	32
1.990% due 02/25/2034	1,042	1,047
2.179% due 07/27/2037	21,960	18,965
2.449% due 08/25/2035	10,711	10,733
2.476% due 11/25/2035	3,943	3,769
2.497% due 10/25/2035	3,682	3,264
2.497% due 08/25/2036	7,327	6,358
2.504% due 06/25/2035	962	946
2.505% due 10/25/2035	1,489	1,281
2.546% due 02/25/2036	224	201
2.558% due 07/25/2035	4,176	4,213
2.604% due 07/25/2035	4,684	4,693
2.607% due 07/25/2035	2,370	2,382
2.607% due 10/25/2036	8,428	7,168
2.625% due 07/25/2035	15,887	16,059
2.631% due 10/25/2035	25,164	25,174
2.634% due 07/25/2035	1,771	1,802
2.657% due 04/25/2036	8,550	8,353
2.663% due 07/25/2035	2,669	2,711
2.681% due 10/25/2035	26,272	26,339
2.703% due 07/25/2035	7,556	7,710
2.726% due 02/25/2036	40,976	36,920
2.745% due 08/25/2035 ^	6,060	5,837
2.745% due 05/25/2036	8,104	7,565
2.779% due 08/25/2035	3,339	3,339
2.952% due 02/25/2035	4,098	4,082
3.014% due 10/25/2036	54,519	47,248
3.072% due 04/25/2035	460	470
4.794% due 04/25/2037 ^	1,041	975
5.000% due 08/25/2020	4,785	4,949
5.031% due 06/25/2035	12,606	12,703
5.059% due 06/25/2035	8,207	8,241
5.107% due 11/25/2035	6,949	6,750
5.109% due 09/25/2035	1,141	1,157
5.240% due 07/25/2035	1,001	1,025
5.269% due 04/25/2036	9,800	9,155
5.500% due 03/25/2022	1,389	1,389
5.500% due 07/25/2036	2,362	2,155

5.552% due 10/25/2036		292	272
5.750% due 01/25/2036 ^		5,696	5,312
6.000% due 01/25/2036		16,123	14,742
6.000% due 04/25/2036		779	785
6.000% due 01/25/2037 ^		30,423	26,102
6.500% due 07/25/2036		6,115	5,355
6.500% due 08/25/2036 ^		1,471	1,315
JPMorgan Resecuritization Trust
2.203% due 05/27/2037		10,583	10,263
2.651% due 05/27/2036		6,401	6,489
Lanark Master Issuer PLC
1.628% due 12/22/2054		3,524	3,574
Lavender Trust
6.250% due 10/26/2036		11,259	10,101
LB Commercial Mortgage Trust
6.720% due 10/15/2032		1,072	1,107
LB Mortgage Trust
8.526% due 01/20/2017		1,540	1,553
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		48	49
4.739% due 07/15/2030		173	177
4.742% due 02/15/2030		36	36
5.300% due 11/15/2038		375	388
5.430% due 02/15/2040		32,040	35,167
5.858% due 07/15/2040		80	86
5.866% due 09/15/2045		37,392	42,086
Leek Finance Ltd.
0.450% due 12/21/2038		188	194
Lehman Mortgage Trust
0.472% due 08/25/2036 ^		17,345	12,702
0.802% due 06/25/2037		1,501	1,164
5.000% due 12/25/2035 ^		1,029	983
5.500% due 01/25/2036		2,301	2,030
5.540% due 01/25/2036		9,613	8,836
5.722% due 12/25/2035		10,984	9,792
6.000% due 07/25/2036		7,355	5,958
6.000% due 07/25/2036 ^		3,599	2,915
6.000% due 09/25/2036		4,320	3,583
6.143% due 04/25/2036		1,947	1,860
Lehman XS Trust
0.270% due 07/25/2037		10,766	7,939
0.312% due 03/25/2047		14,372	10,844
0.322% due 12/25/2036 ^		3,142	2,330
0.342% due 11/25/2046		499	414
0.352% due 08/25/2046		26,586	22,617
0.382% due 04/25/2046		29,418	22,373
0.412% due 02/25/2046		5,631	4,255
0.422% due 12/25/2035		108	99
1.052% due 08/25/2047		18,038	13,286
1.651% due 07/25/2035		8,950	8,695
Luminent Mortgage Trust
0.312% due 11/25/2036 ^		504	418
0.322% due 12/25/2036		15,495	12,214
0.332% due 12/25/2036		5,465	4,106
0.352% due 02/25/2046		118	90
0.352% due 10/25/2046		5,243	4,589
0.392% due 04/25/2036		22,737	15,821
Mall Funding PLC
1.208% due 04/22/2017	GBP	8,700	14,872
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046		$9,531	7,358
0.362% due 05/25/2047		2,858	2,427
0.392% due 05/25/2037		1,704	1,186
0.452% due 05/25/2047 ^		864	442
2.182% due 12/25/2033		93	94
2.207% due 07/25/2035		2,720	2,395
2.402% due 05/25/2034		292	289
2.500% due 10/25/2032		986	994
2.518% due 12/25/2033		288	288
2.628% due 12/25/2034		10,542	10,301
2.636% due 11/21/2034		28,720	29,417
2.673% due 03/25/2035		984	886
2.886% due 10/25/2034		5,812	5,611
MASTR Alternative Loan Trust
0.552% due 03/25/2036		9,080	2,797
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,034	1,080
5.750% due 05/25/2036		16,191	16,091
MASTR Reperforming Loan Trust
0.512% due 07/25/2035		5,429	4,761
7.000% due 08/25/2034		3,513	3,630
7.000% due 05/25/2035		997	952
MASTR Seasoned Securitization Trust
6.195% due 09/25/2017		1,581	1,635
6.500% due 08/25/2032		8,763	9,820

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031	5,383	5,393
0.892% due 09/15/2030	1,546	1,548
1.032% due 11/15/2031	105	86
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	1,432	1,372
0.632% due 06/15/2030	8,294	8,223
1.012% due 08/15/2032	202	191
2.609% due 10/20/2029	3,113	3,164
Merrill Lynch Alternative Note Asset Trust
0.262% due 03/25/2037	1,396	606
0.322% due 02/25/2037	5,870	5,478
0.452% due 03/25/2037	3,693	1,638
2.705% due 06/25/2037 ^	2,798	1,867
6.000% due 05/25/2037	12,536	10,070
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	9,971	9,221
0.402% due 11/25/2035	2,556	2,445
0.402% due 08/25/2036	756	725
0.422% due 04/25/2035	1,794	1,728
0.432% due 08/25/2035	2,251	2,240
0.612% due 04/25/2029	274	266
0.652% due 05/25/2029	150	149
0.772% due 10/25/2028	150	149
0.810% due 11/25/2029	635	620
0.812% due 06/25/2028	1,871	1,812
0.832% due 04/25/2029	1,334	1,304
0.892% due 03/25/2028	109	108
0.932% due 03/25/2028	54	54
0.991% due 10/25/2028	80	79
1.052% due 11/25/2029	764	753
1.151% due 10/25/2035	1,678	1,610
1.822% due 12/25/2032	613	621
1.959% due 01/25/2029	370	373
2.127% due 04/25/2029	133	133
2.127% due 04/25/2035	624	613
2.146% due 12/25/2034	1,683	1,684
2.178% due 05/25/2033	5,803	5,680
2.220% due 02/25/2033	47	45
2.359% due 05/25/2036	10,473	10,529
2.381% due 02/25/2034	18	18
2.383% due 12/25/2035	2,789	2,639
2.400% due 10/25/2035	13,350	13,579
2.461% due 09/25/2035	10,332	10,390
2.461% due 02/25/2036	7,346	7,054
2.467% due 08/25/2034	1,878	1,923
2.470% due 02/25/2035	14,441	14,512
2.490% due 07/25/2035	1,088	978
2.518% due 12/25/2035	2,682	2,574
2.532% due 06/25/2037	2,253	2,186
2.575% due 12/25/2034	114	116
2.615% due 06/25/2035	21,357	20,929
2.745% due 05/25/2033	23	24
2.804% due 11/25/2035	10,448	10,360
5.063% due 09/25/2035	30,249	29,291
5.250% due 08/25/2036	18,467	19,116
5.394% due 12/25/2035	7,044	6,716
6.720% due 11/15/2026	6	6
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	5,194	5,201
5.204% due 09/12/2042	27,661	28,072
6.033% due 06/12/2050	9,655	9,746
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^	8,685	7,398
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.812% due 12/12/2049 (a)	81,234	249
5.172% due 12/12/2049	7,165	7,716
5.414% due 07/12/2046	285	307
5.485% due 03/12/2051	34,620	38,059
5.700% due 09/12/2049	52,117	57,942
5.810% due 06/12/2050	29,150	32,212
6.079% due 08/12/2049	8,832	9,820
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/2046	220	218
3.085% due 08/15/2046	620	648
4.218% due 07/15/2046	750	805
4.365% due 08/15/2046	580	625
Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,089
4.700% due 07/15/2056	82	83
5.168% due 01/14/2042	126	127
5.376% due 11/14/2042	294	305
5.439% due 02/12/2044	3,577	3,596
5.569% due 12/15/2044	26,700	29,123
5.598% due 03/12/2044	675	710
5.610% due 04/15/2049	9,579	9,646

5.649% due 12/15/2044		891	893
5.692% due 04/15/2049		58,600	64,682
5.773% due 04/12/2049		868	869
5.852% due 12/12/2049		2	2
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		5	5
Morgan Stanley Mortgage Loan Trust
0.412% due 03/25/2036		3,669	2,837
0.432% due 01/25/2036		22,219	17,032
0.442% due 12/25/2035		83	67
0.452% due 03/25/2035		67	61
0.462% due 01/25/2035		19	18
0.472% due 01/25/2035		9,150	8,751
1.052% due 02/25/2036		185	161
2.177% due 06/25/2036		2,990	2,861
2.326% due 07/25/2035		3,309	3,032
2.506% due 07/25/2035		1,235	1,145
2.541% due 06/25/2037		1,132	742
2.798% due 09/25/2035		6,728	5,660
2.902% due 11/25/2037		22,102	17,935
4.929% due 06/25/2036		20,189	14,672
5.701% due 02/25/2047		2,953	2,360
6.000% due 02/25/2036 ^		1,366	1,354
6.000% due 10/25/2037 ^		2,911	2,383
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		39,458	38,176
5.997% due 08/12/2045		121,487	134,303
5.997% due 08/15/2045		71,618	79,083
MortgageIT Trust
0.452% due 08/25/2035		7,587	7,262
0.542% due 02/25/2035		1,789	1,701
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		1,209	1,308
New York Mortgage Trust
2.696% due 05/25/2036		24,957	22,904
Newgate Funding PLC
0.842% due 12/15/2050	EUR	107,200	143,289
1.158% due 12/15/2050	GBP	1,049	1,800
Nomura Asset Acceptance Corp.
0.372% due 05/25/2035		$281	281
0.652% due 05/25/2035		4,000	2,561
2.499% due 10/25/2035		200	182
5.190% due 02/25/2036 ^		650	551
5.820% due 03/25/2047		1,895	1,932
6.138% due 03/25/2047		1,741	1,775
6.940% due 02/19/2030		1,494	1,489
Nomura Resecuritization Trust
0.591% due 08/27/2047		83,294	79,681
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		31	0
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		4	4
Paragon Mortgages PLC
0.765% due 10/15/2041	GBP	2,297	3,715
0.885% due 05/15/2041		25,359	41,554
0.905% due 04/16/2035		5,718	9,404
Permanent Master Issuer PLC
2.028% due 07/15/2042	EUR	7,900	10,865
PHH Alternative Mortgage Trust
0.312% due 02/25/2037		$13,350	10,908
PNC Mortgage Acceptance Corp.
6.220% due 10/12/2033		91	91
Prime Mortgage Trust
0.552% due 02/25/2019		48	47
0.552% due 02/25/2034		3,610	3,413
0.652% due 02/25/2035		14,141	13,348
5.000% due 02/25/2019		2	2
6.000% due 06/25/2036		3,752	3,563
Provident Funding Mortgage Loan Trust
2.466% due 10/25/2035		3,678	3,744
2.488% due 04/25/2034		1,097	1,109
2.489% due 04/25/2034		4,662	4,694
RAAC Trust
0.522% due 09/25/2034		1,154	1,113
RBSSP Resecuritization Trust
0.372% due 10/27/2036		4,917	4,045
0.392% due 08/27/2037		7,269	5,061
0.422% due 09/27/2037		9,301	5,701
0.482% due 02/27/2037		5,776	4,635
0.652% due 09/26/2036		531	517
3.000% due 06/26/2037		4,121	4,171
Regal Trust
2.268% due 09/29/2031		326	308
Resecuritization Mortgage Trust
0.402% due 04/26/2021		1	1

Residential Accredit Loans, Inc. Trust
0.252% due 05/25/2037		24,425	17,902
0.282% due 02/25/2037		21,926	18,781
0.292% due 01/25/2037		13,106	11,308
0.302% due 02/25/2037		5,493	4,272
0.302% due 02/25/2047		43,158	25,777
0.332% due 05/25/2036		29,010	22,932
0.332% due 09/25/2036		5,770	4,359
0.332% due 06/25/2046		101,551	47,351
0.337% due 12/25/2036		66	49
0.342% due 07/25/2036		7,213	5,692
0.342% due 08/25/2036		13,134	10,238
0.342% due 09/25/2036		119	90
0.342% due 12/25/2036		6,787	5,513
0.352% due 10/25/2046		20,222	13,655
0.352% due 05/25/2047		5,691	4,760
0.362% due 06/25/2037		3,763	2,849
0.362% due 04/25/2046		19,943	10,151
0.402% due 08/25/2037		8,049	6,411
0.422% due 02/25/2046		3,553	2,081
0.452% due 01/25/2035		137	134
0.452% due 08/25/2035		891	720
0.457% due 09/25/2046		355	156
0.482% due 03/25/2037		2,058	772
0.552% due 01/25/2033		14	13
0.552% due 08/25/2036		327	210
0.552% due 11/25/2036 ^		3,370	2,127
0.692% due 03/25/2034		1,662	1,581
0.802% due 07/25/2033		124	117
0.923% due 09/25/2046 ^		6,148	4,263
1.483% due 09/25/2045		747	624
2.928% due 04/25/2035		9,338	9,317
3.192% due 08/25/2035 ^		1,606	885
3.491% due 09/25/2035 ^		1,626	1,321
3.572% due 12/25/2035		23,936	20,082
3.588% due 02/25/2036 ^		1,692	1,240
3.732% due 01/25/2036 ^		17,154	14,186
5.250% due 09/25/2020		14,900	14,921
5.500% due 06/25/2034		6,031	6,126
5.750% due 01/25/2034		5,970	6,217
6.000% due 06/25/2036		103	83
6.000% due 08/25/2036		4,737	3,817
6.000% due 08/25/2036 ^		4,358	3,511
6.000% due 09/25/2036 ^		4,459	3,564
6.000% due 09/25/2036		3,893	3,112
6.000% due 11/25/2036 ^		4,490	3,571
6.250% due 03/25/2037 ^		3,805	2,718
6.500% due 09/25/2037 ^		4,181	3,290
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		401	455
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^		18,973	10,491
0.602% due 12/25/2036 ^		692	280
0.652% due 03/25/2035		14,504	11,658
5.000% due 08/25/2019		2,345	2,427
5.500% due 08/25/2034		172	174
5.500% due 06/25/2035		1,091	1,009
5.750% due 02/25/2036 ^		1,428	1,213
6.000% due 03/25/2037 ^		6,847	5,364
6.000% due 04/25/2037		567	499
6.000% due 05/25/2037 ^		372	334
6.250% due 08/25/2036		229	216
6.250% due 10/25/2036 ^		699	592
6.250% due 11/25/2036		2,882	2,229
6.250% due 09/25/2037 ^		2,977	2,067
6.500% due 08/25/2036		1,894	1,333
6.500% due 09/25/2036		1,938	1,455
6.500% due 04/25/2037		31,746	20,141
Residential Funding Mortgage Securities, Inc. Trust
0.552% due 07/25/2018		54	53
2.835% due 11/25/2035		1,860	1,650
3.060% due 09/25/2035 ^		209	177
3.224% due 02/25/2036 ^		6,165	5,561
3.384% due 02/25/2037		6,864	5,536
3.881% due 07/27/2037		20,659	17,593
5.250% due 07/25/2035		4,587	4,760
5.364% due 06/25/2035		2,252	2,228
5.500% due 12/25/2034		1,600	1,681
6.000% due 06/25/2036 ^		3,640	3,420
6.000% due 07/25/2036 ^		4,240	3,925
6.000% due 10/25/2036		18,225	16,183
6.000% due 06/25/2037		1,873	1,719
6.500% due 03/25/2032		242	253
ResLoc UK PLC
0.778% due 12/15/2043	GBP	4,433	6,907

RMAC Securities PLC
0.413% due 06/12/2044	EUR	3,247	4,273
0.685% due 06/12/2044	GBP	48,654	78,984
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$46,152	49,015
5.331% due 02/16/2044		20,085	21,617
5.336% due 05/16/2047		29,124	31,183
5.420% due 01/16/2049		26,713	28,375
5.467% due 09/16/2039		7,941	8,533
5.692% due 04/16/2049		26,300	28,310
5.695% due 09/16/2040		7,500	8,112
6.068% due 09/17/2039		2,413	2,651
6.068% due 02/17/2051		10,000	10,092
6.140% due 02/16/2051		42,211	45,697
6.213% due 12/16/2049		37,000	39,801
Salomon Brothers Mortgage Securities, Inc.
0.652% due 05/25/2032		114	108
7.000% due 12/25/2018		45	48
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		50	53
Securitized Asset Sales, Inc.
0.582% due 11/26/2023		97	73
Sequoia Mortgage Trust
0.353% due 07/20/2036		5,341	5,153
0.363% due 06/20/2036		3,492	3,116
0.503% due 07/20/2033		360	345
0.813% due 06/20/2033		33	32
0.834% due 05/20/2034		4,390	4,242
0.840% due 05/20/2034		933	904
0.855% due 10/19/2026		220	220
0.913% due 10/20/2027		150	142
0.935% due 02/20/2034		3,066	3,068
0.953% due 10/20/2027		1,991	1,965
0.990% due 09/20/2033		1,396	1,376
2.366% due 01/20/2047 ^		4,188	3,678
2.637% due 04/20/2035		14,484	14,508
2.740% due 09/20/2046		9,226	7,955
2.994% due 01/20/2047		5,891	5,288
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	9,683	13,124
STARM Mortgage Loan Trust
3.070% due 10/25/2037		$1,965	1,833
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037		247	186
0.372% due 06/25/2037		21,546	19,014
0.452% due 09/25/2034		3,359	3,025
0.452% due 10/25/2035		2,780	2,600
0.452% due 08/25/2036		12,739	9,985
0.472% due 10/25/2035		17,939	15,916
0.630% due 06/25/2035		379	381
1.523% due 01/25/2035		382	312
1.822% due 10/25/2037 ^		1,234	800
2.373% due 12/25/2034		188	188
2.377% due 03/25/2034		3,682	3,692
2.386% due 06/25/2035		3,683	3,481
2.395% due 12/25/2035		10,486	8,956
2.414% due 05/25/2034		289	290
2.416% due 09/25/2034		53	54
2.443% due 07/25/2034		2,236	2,252
2.458% due 04/25/2034		5,128	5,155
2.460% due 04/25/2035		9,408	9,216
2.467% due 02/25/2034		3,651	3,719
2.469% due 11/25/2034		1,434	1,363
2.472% due 08/25/2034		1,819	1,781
2.488% due 01/25/2035		1,919	1,813
2.501% due 04/25/2036		6,152	5,378
2.517% due 03/25/2034		144	145
2.518% due 08/25/2035		92	87
2.546% due 05/25/2036		11,327	9,365
2.557% due 01/25/2036 ^		2,378	2,325
2.568% due 09/25/2034		1,774	1,785
2.580% due 09/25/2035		4,238	3,868
2.596% due 11/25/2035 ^		1,122	885
2.613% due 02/25/2036 ^		24,483	20,866
2.635% due 09/25/2034		6,002	5,999
2.670% due 09/25/2036 ^		30,859	19,837
4.665% due 04/25/2036 ^		9,267	7,345
4.756% due 11/25/2036 ^		5,126	4,609
4.900% due 03/25/2036 ^		1,403	1,205
5.040% due 05/25/2036		4,912	4,632
5.052% due 01/25/2036 ^		26,218	20,319
5.171% due 07/25/2035 ^		9,760	8,650
5.375% due 09/25/2036 ^		1,870	1,869
5.426% due 02/25/2036 ^		1,957	1,595
Structured Asset Mortgage Investments Trust
0.272% due 08/25/2036		26,612	21,283

0.282% due 03/25/2037		4,588	3,557
0.322% due 03/25/2037 ^		702	190
0.342% due 06/25/2036		1,128	926
0.342% due 07/25/2046		41,746	35,567
0.352% due 05/25/2036		31,726	23,932
0.362% due 04/25/2036		1,259	957
0.362% due 08/25/2036		8,735	7,041
0.362% due 05/25/2046		205	156
0.372% due 05/25/2036		47	35
0.372% due 05/25/2046		14,288	8,524
0.372% due 09/25/2047		300	243
0.382% due 05/25/2045		1,188	1,081
0.405% due 07/19/2035		10,685	10,076
0.412% due 05/25/2046 ^		229	85
0.445% due 07/19/2034		26	26
0.452% due 08/25/2036 ^		1,076	377
0.462% due 12/25/2035		5,770	4,608
0.485% due 10/19/2034		841	807
0.815% due 09/19/2032		5,154	5,072
0.855% due 01/19/2034		590	577
0.855% due 03/19/2034		10	10
0.995% due 10/19/2033		1,045	990
1.523% due 12/25/2035		5,253	3,679
1.614% due 02/25/2036		20,263	17,544
9.161% due 06/25/2029		44	47
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.987% due 05/25/2022		481	499
Structured Asset Securities Corp.
5.500% due 06/25/2035		3,865	3,831
7.012% due 04/15/2027		29	30
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		4,361	4,055
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.842% due 05/25/2032		187	186
2.125% due 07/25/2032		545	533
2.218% due 01/25/2032		876	857
2.346% due 06/25/2033		62	63
2.362% due 07/25/2033		76	77
2.369% due 03/25/2033		1,635	1,643
2.394% due 01/25/2034		5,670	5,661
2.486% due 06/25/2033		3,656	3,708
2.516% due 02/25/2032		912	899
2.646% due 11/25/2033		273	269
5.831% due 06/25/2034		220	224
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		368	350
5.000% due 05/25/2035		8,772	8,973
5.750% due 02/25/2035		23,633	24,334
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		29	30
Suntrust Adjustable Rate Mortgage Loan Trust
2.690% due 01/25/2037 ^		11,256	10,859
2.691% due 02/25/2037 ^		1,388	1,215
2.707% due 04/25/2037 ^		1,828	1,572
Suntrust Alternative Loan Trust
0.802% due 12/25/2035 ^		12,204	9,571
5.750% due 12/25/2035 ^		8,022	7,262
6.000% due 04/25/2036		2,287	1,859
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		1,053	686
5.970% due 09/25/2036		5,583	1,225
6.015% due 07/25/2037		2,041	1,534
6.500% due 07/25/2036		6,851	4,045
Thornburg Mortgage Securities Trust
0.732% due 12/25/2044		2,970	2,771
0.852% due 12/25/2033		1,912	1,929
1.402% due 06/25/2047		45,384	40,878
1.452% due 03/25/2037		32,643	30,511
2.109% due 10/25/2043		762	750
2.320% due 09/25/2047 ^		104,996	94,217
5.373% due 10/25/2046		269,767	277,691
5.591% due 09/25/2037		9,092	9,032
5.750% due 06/25/2047		56,886	51,484
5.790% due 07/25/2036		182,289	184,836
Titan Europe PLC
0.809% due 10/23/2016	GBP	1,509	2,565
UBS-Barclays Commercial Mortgage Trust
1.274% due 03/10/2046 (a)		$590	41
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		2,581	2,565
0.329% due 06/15/2049		184,222	176,876
5.088% due 08/15/2041		3	3
5.118% due 07/15/2042		91	94
5.215% due 01/15/2041		137	137
5.342% due 12/15/2043		119,950	130,908
5.416% due 01/15/2045		16,615	17,697

5.509% due 04/15/2047	62,108	67,335
5.559% due 10/15/2048	153,091	166,388
5.928% due 06/15/2049	958	976
5.933% due 06/15/2049	49,222	53,919
6.140% due 02/15/2051	20,000	21,919
Wachovia Mortgage Loan Trust LLC
2.522% due 03/20/2037 ^	5,378	5,205
2.620% due 08/20/2035	12,040	11,105
2.621% due 10/20/2035	140	141
2.706% due 08/20/2035	14,231	13,984
5.439% due 10/20/2035	2,215	2,204
WaMu Mortgage Pass-Through Certificates Trust
0.372% due 07/25/2046 ^	43	2
0.382% due 04/25/2045	5,011	4,792
0.412% due 11/25/2045	27,926	26,331
0.422% due 12/25/2045	1,280	1,224
0.432% due 11/25/2045	28,434	25,956
0.442% due 07/25/2045	562	535
0.442% due 10/25/2045	55,502	52,547
0.442% due 12/25/2045	24,598	22,810
0.462% due 01/25/2045	1,795	1,775
0.472% due 01/25/2045	4,670	4,493
0.472% due 07/25/2045	288	275
0.482% due 01/25/2045	6,590	6,490
0.512% due 11/25/2034	5,100	4,944
0.522% due 11/25/2034	1,742	1,678
0.562% due 11/25/2045	587	533
0.562% due 12/25/2045	521	484
0.572% due 06/25/2044	3,624	3,424
0.642% due 11/25/2034	846	792
0.823% due 02/25/2047	12,534	10,427
0.823% due 03/25/2047	31,703	25,952
0.863% due 01/25/2047	15,886	13,344
0.873% due 06/25/2047	9,875	8,755
0.883% due 04/25/2047	21,806	19,947
0.893% due 05/25/2047	25,022	22,156
0.933% due 12/25/2046	28,400	26,280
0.933% due 07/25/2047	16,715	14,646
0.943% due 12/25/2046	15,214	12,731
1.063% due 05/25/2046	19,379	18,046
1.103% due 06/25/2046	33,889	33,713
1.123% due 02/25/2046	3,525	3,341
1.123% due 08/25/2046	353	315
1.323% due 11/25/2042	605	594
1.523% due 06/25/2042	1,340	1,286
1.523% due 08/25/2042	587	566
1.850% due 01/25/2037 ^	8,308	7,371
1.932% due 02/27/2034	6,323	6,282
1.947% due 04/25/2037	5,661	4,972
1.951% due 07/25/2047 ^	7,163	5,238
2.049% due 11/25/2036	58	52
2.054% due 12/25/2036 ^	5,411	4,756
2.059% due 06/25/2037	37,662	32,581
2.101% due 05/25/2037	264	224
2.142% due 03/25/2033	32	32
2.193% due 02/25/2037 ^	14,187	11,845
2.201% due 05/25/2046	1,682	1,468
2.201% due 07/25/2046	1,570	1,436
2.201% due 08/25/2046	945	877
2.201% due 09/25/2046	11,115	10,433
2.201% due 10/25/2046	19,938	18,434
2.201% due 11/25/2046	4,073	4,020
2.201% due 12/25/2046	13,472	12,989
2.239% due 12/25/2036 ^	19,503	18,164
2.311% due 02/25/2037 ^	19,022	16,266
2.336% due 03/25/2036	21,619	20,303
2.339% due 08/25/2036 ^	23,105	20,320
2.344% due 09/25/2036 ^	13,075	11,831
2.349% due 10/25/2035	2,400	2,342
2.358% due 12/25/2035	35,709	34,832
2.375% due 04/25/2035	15,214	15,026
2.376% due 12/25/2035	21,287	20,650
2.376% due 03/25/2037	64,434	61,561
2.376% due 08/25/2046	7,456	6,571
2.377% due 06/25/2034	61	62
2.380% due 02/25/2037 ^	32,749	29,242
2.385% due 05/25/2035	77,740	77,845
2.391% due 08/25/2035	21,019	21,081
2.407% due 03/25/2034	1,263	1,273
2.410% due 08/25/2034	708	711
2.410% due 03/25/2035	4,755	4,769
2.417% due 09/25/2033	1,746	1,788
2.418% due 09/25/2035	36,588	34,285
2.442% due 09/25/2033	218	222
2.449% due 06/25/2033	5,539	5,640
2.473% due 12/25/2035	4,731	4,479

2.498% due 01/25/2033	277	283
2.776% due 05/25/2037 ^	11,460	9,803
4.087% due 12/25/2036 ^	24,730	22,710
4.141% due 03/25/2036	30,150	27,737
4.434% due 08/25/2036 ^	9,880	9,112
4.587% due 04/25/2037	2,964	2,820
4.628% due 02/25/2037	1,088	1,020
4.634% due 08/25/2036 ^	16,272	14,864
4.689% due 07/25/2037 ^	806	753
4.699% due 01/25/2036 ^	13,332	12,518
5.126% due 08/25/2035	3,454	3,364
5.879% due 08/25/2046	20,726	19,000
6.000% due 07/25/2034	1,252	1,330
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 04/25/2036	3,078	2,583
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	75	75
Washington Mutual Mortgage Pass-Through Certificates Trust
0.312% due 02/25/2037	28,108	19,438
0.392% due 01/25/2047 ^	9,014	6,002
0.602% due 04/25/2035	19,493	15,346
0.843% due 12/25/2046	40,125	25,550
0.893% due 04/25/2047 ^	477	98
1.093% due 05/25/2046	7,731	5,952
1.770% due 02/25/2031	1	1
2.027% due 02/25/2033	29	29
2.225% due 05/25/2033	134	135
2.391% due 06/25/2033	7,087	7,222
2.406% due 01/25/2035	548	553
4.822% due 09/25/2036	5,176	3,068
5.500% due 07/25/2035	9,375	9,222
5.500% due 11/25/2035	1,831	1,621
5.500% due 06/25/2037 ^	3,817	3,623
6.000% due 06/25/2037 ^	34,336	28,914
6.268% due 07/25/2036	1,861	1,036
6.449% due 07/25/2036	3,178	1,770
Wells Fargo Alternative Loan Trust
2.619% due 07/25/2037	3,618	3,090
6.250% due 11/25/2037 ^	7,787	7,421
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046	400	432
4.393% due 11/15/2043	300	329
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	3,098	2,675
2.483% due 12/25/2033	1,957	1,967
2.490% due 06/25/2033	602	612
2.592% due 07/25/2036 ^	1,739	1,601
2.605% due 08/25/2033	373	384
2.609% due 06/25/2034	5,628	5,740
2.611% due 02/25/2034	3,454	3,533
2.611% due 10/25/2036 ^	12,805	12,412
2.612% due 12/25/2034	1,493	1,531
2.612% due 03/25/2036	11,780	11,540
2.612% due 07/25/2036 ^	41,719	40,948
2.613% due 03/25/2036	124,056	124,296
2.614% due 03/25/2035	6,420	6,519
2.614% due 05/25/2035	3,866	3,885
2.614% due 06/25/2035	6,219	6,313
2.615% due 12/25/2034	32	33
2.615% due 01/25/2035	14,367	14,403
2.615% due 06/25/2035	2,775	2,797
2.615% due 10/25/2035	15,483	15,602
2.615% due 03/25/2036	3,699	3,386
2.615% due 04/25/2036	19,959	19,345
2.616% due 11/25/2034	1,426	1,459
2.616% due 03/25/2035	1,338	1,323
2.617% due 11/25/2034	240	242
2.618% due 10/25/2035	24,676	24,316
2.618% due 04/25/2036	320	322
2.619% due 12/25/2033	240	242
2.620% due 09/25/2033	232	236
2.622% due 04/25/2036 ^	61	60
2.628% due 03/25/2036	5,938	5,715
2.702% due 09/25/2036 ^	6,083	5,738
2.787% due 07/25/2034	42	43
5.000% due 03/25/2036	2,812	2,835
5.017% due 05/25/2035	468	461
5.017% due 03/25/2036	26,782	27,141
5.192% due 10/25/2035	29,722	29,863
5.250% due 01/25/2034	1,014	1,059
5.250% due 10/25/2035	3,646	3,826
5.357% due 03/25/2036	371	373
5.500% due 11/25/2035	424	439
5.500% due 01/25/2036	6,552	6,367
5.500% due 02/25/2037 ^	1,819	1,665
5.588% due 04/25/2036	18,580	18,092

5.673% due 04/25/2037		10,337	10,272
5.750% due 03/25/2036		7,150	7,293
5.750% due 02/25/2037		1,025	980
5.750% due 04/25/2037		6,807	6,743
6.000% due 06/25/2036 ^		8,151	8,085
6.000% due 08/25/2036		14,868	15,158
6.000% due 03/25/2037 ^		5,626	5,531
6.000% due 04/25/2037 ^		2,489	2,431
6.000% due 04/25/2037		4,727	4,617
6.000% due 07/25/2037		31,382	31,321
6.000% due 07/25/2037 ^		10,350	10,185
6.000% due 08/25/2037		22,952	22,978
6.250% due 07/25/2037		493	475
WFRBS Commercial Mortgage Trust
3.667% due 11/15/2044		201	211

Total Mortgage-Backed Securities (Cost $13,283,264)			14,512,797

ASSET-BACKED SECURITIES 3.2%
Aames Mortgage Investment Trust
0.930% due 10/25/2035		3,100	2,437
ACA CLO Ltd.
0.478% due 01/20/2021		6,200	6,182
0.479% due 07/25/2018		20,323	20,291
Academic Loan Funding Trust
0.952% due 12/27/2022		23,667	23,862
Access Group, Inc.
1.529% due 10/27/2025		42,696	43,034
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		2,876	2,753
0.412% due 09/25/2036		43,957	35,628
0.472% due 12/25/2035		2,629	2,467
0.730% due 01/25/2035		2,637	2,541
4.330% due 06/25/2033		3,737	3,365
4.980% due 10/25/2033		2,608	2,565
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		23	8
0.262% due 12/25/2036		7,559	3,373
0.292% due 07/25/2036		11,563	8,380
0.302% due 04/25/2036		12,841	11,516
0.312% due 08/25/2036 ^		5,953	2,307
0.352% due 12/25/2036		29,142	13,178
0.372% due 08/25/2036 ^		7,650	2,998
0.452% due 02/25/2036		15,400	13,597
0.590% due 11/25/2035		12,800	10,165
0.702% due 12/25/2045		5,800	3,620
0.772% due 02/25/2036 ^		3,900	3,130
0.802% due 07/25/2035		2,718	2,310
0.832% due 09/25/2035		8,900	7,102
0.852% due 08/25/2045		6,700	6,485
1.127% due 11/25/2033		3,529	3,309
1.127% due 12/25/2034		1,995	1,951
1.952% due 10/25/2032		3,866	3,780
Aegis Asset-Backed Securities Trust
0.582% due 12/25/2035		3,300	2,218
0.632% due 06/25/2035		3,500	2,351
1.152% due 03/25/2035 ^		9,500	8,437
AFC Home Equity Loan Trust
0.862% due 12/22/2027		2	2
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 03/25/2035		1,818	1,801
0.622% due 11/25/2035		4,500	3,567
0.755% due 11/25/2034		539	538
0.840% due 04/25/2034		452	449
0.932% due 05/25/2034		3,786	3,376
1.022% due 07/25/2034		574	512
3.527% due 11/25/2032		6,720	6,646
4.933% due 05/25/2034		686	543
5.444% due 11/25/2035		6,140	6,132
Amortizing Residential Collateral Trust
0.692% due 06/25/2032		226	210
0.732% due 07/25/2032		97	89
0.852% due 10/25/2031		134	121
1.187% due 07/25/2032		165	160
1.277% due 08/25/2032		352	313
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	16,821	22,828
Argent Securities Trust
0.262% due 09/25/2036		$5,736	2,344
0.302% due 06/25/2036		24,425	9,776
0.302% due 07/25/2036		9,170	3,850
0.302% due 09/25/2036		19,202	7,870
0.342% due 03/25/2036		8,497	4,572
0.392% due 07/25/2036		8,406	3,568
0.422% due 05/25/2036		30,952	11,739

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.352% due 10/25/2035		592	591
0.472% due 01/25/2036		17,643	11,955
1.277% due 11/25/2034		3,522	3,049
2.175% due 05/25/2034		1,295	1,141
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037		32,099	20,217
0.372% due 01/25/2037		14,904	9,444
0.462% due 12/25/2034		951	943
0.852% due 06/25/2034		1,868	1,749
1.010% due 12/25/2030		1,312	1,296
1.202% due 03/25/2034		6,059	4,733
1.247% due 05/25/2032		1,081	1,014
Asset-Backed Securities Corp. Home Equity Loan Trust
0.232% due 05/25/2037		313	204
0.382% due 11/25/2036		7,500	4,480
0.602% due 11/25/2035		5,800	5,099
0.702% due 09/25/2034		1,012	1,008
0.910% due 10/25/2034		1	1
0.962% due 06/25/2034		15,519	14,611
1.202% due 12/25/2034		9,665	9,097
1.502% due 04/15/2033		411	395
3.151% due 08/15/2033		1,155	1,045
Avenue CLO Ltd.
0.488% due 07/20/2018		136	136
Avoca CLO Ltd.
0.648% due 10/15/2023	EUR	6,899	9,277
Avoca CLO PLC
0.655% due 09/15/2021		28,497	38,905
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		$778	771
0.260% due 11/25/2036		4,256	3,622
0.262% due 02/25/2037		11,719	11,042
0.302% due 06/25/2036		8,885	8,441
0.302% due 01/25/2037		3,030	3,006
0.312% due 01/25/2037		24,592	22,662
0.320% due 12/25/2036		6,755	5,227
0.320% due 01/25/2037		15,621	12,067
0.322% due 05/25/2036 ^		6,973	5,953
0.322% due 10/25/2036		15,141	14,406
0.330% due 04/25/2036		10,353	10,246
0.332% due 06/25/2047		10,227	9,898
0.342% due 05/25/2037		6,404	5,664
0.342% due 01/25/2047		1,882	1,874
0.352% due 12/25/2036		21,856	20,556
0.352% due 04/25/2037		25,142	22,285
0.392% due 06/25/2047		7,500	6,334
0.430% due 02/25/2036		61	60
0.430% due 04/25/2036		6,724	6,286
0.472% due 01/25/2047		7,600	6,798
0.502% due 04/25/2037		10,800	4,837
0.552% due 11/25/2034		2,887	2,506
0.552% due 09/25/2046		4,946	4,263
0.602% due 12/25/2042		438	431
0.792% due 12/25/2034		6	6
0.800% due 08/25/2035		7,000	6,466
0.812% due 10/25/2032		2,877	2,750
0.820% due 06/25/2035		14,000	11,146
0.850% due 11/25/2035		2,757	2,155
0.902% due 09/25/2035		7,067	6,762
0.952% due 10/27/2032		967	924
1.152% due 10/25/2037		486	455
1.152% due 11/25/2042		313	299
1.402% due 08/25/2037		16,309	14,495
2.567% due 10/25/2036		1,639	1,243
2.855% due 06/25/2043		1,014	1,021
2.877% due 07/25/2036		197	188
2.970% due 10/25/2036		217	213
5.500% due 01/25/2034		61	64
5.750% due 11/25/2034		5,166	5,147
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	41,474	55,931
BNC Mortgage Loan Trust
0.252% due 05/25/2037		$449	431
0.282% due 07/25/2037		6,209	5,680
Bumper S.A.
1.358% due 02/23/2023	EUR	135	185
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		$3,116	3,116
Carrington Mortgage Loan Trust
0.212% due 01/25/2037		1,753	1,360
0.252% due 06/25/2037		573	563
0.312% due 10/25/2036		8,254	4,887
0.392% due 06/25/2036		16,000	10,522
0.402% due 10/25/2036		9,670	5,787
0.412% due 02/25/2037		53,326	37,976

0.472% due 10/25/2035		1,824	1,819
0.532% due 12/25/2035 ^		21,844	21,109
0.612% due 06/25/2035		3,800	3,502
CDC Mortgage Capital Trust
0.947% due 07/25/2034		4,267	3,767
Centex Home Equity Loan Trust
5.590% due 10/25/2035		52	52
Chase Funding Trust
0.712% due 02/25/2033		47	44
0.792% due 08/25/2032		770	709
0.812% due 11/25/2032		21	20
0.892% due 10/25/2032		275	261
1.052% due 02/25/2032		4,027	3,866
4.499% due 11/25/2034		5	5
CIT Group Home Equity Loan Trust
1.202% due 09/25/2030		3,409	2,953
3.930% due 03/20/2032		406	416
CIT Mortgage Loan Trust
1.402% due 10/25/2037		503	503
Citibank Omni Master Trust
2.902% due 08/15/2018		88,440	88,729
4.900% due 11/15/2018		255,130	259,401
5.350% due 08/15/2018		25,000	25,154
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		3,894	3,504
0.222% due 05/25/2037		4,740	4,088
0.292% due 12/25/2036		8,221	7,301
0.302% due 10/25/2036		2,149	2,144
0.312% due 09/25/2036		6,784	4,313
0.322% due 07/25/2045		16,200	8,237
0.352% due 05/25/2037		8,000	4,163
0.402% due 08/25/2036		24,500	16,119
0.412% due 09/25/2036		5,142	3,357
0.412% due 01/25/2037		6,000	4,921
0.412% due 07/25/2045		7,742	3,988
0.422% due 05/25/2037		17,700	11,510
0.552% due 11/25/2046		25,363	21,578
0.602% due 11/25/2045		4,532	4,035
0.642% due 09/25/2035		11,100	8,107
0.772% due 05/25/2035		3,900	3,042
1.127% due 11/25/2034		16,638	15,646
5.727% due 05/25/2036		4,245	2,881
5.764% due 01/25/2037		1,826	1,281
ColumbusNova CLO Ltd.
0.475% due 05/16/2019		2,169	2,159
Commercial Industrial Finance Corp.
0.483% due 05/10/2021		8,721	8,595
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		73	75
6.681% due 12/01/2033		128	129
7.490% due 07/01/2031		544	609
Conseco Financial Corp.
6.240% due 12/01/2028		214	221
6.870% due 04/01/2030		405	432
7.140% due 01/15/2029		21	22
7.240% due 06/15/2028		17	18
7.290% due 03/15/2028		91	93
Cougar CLO PLC
0.639% due 07/15/2020	EUR	255	349
Countrywide Asset-Backed Certificates
0.272% due 06/25/2047		$19,363	19,031
0.282% due 06/25/2047		1,077	1,077
0.300% due 01/25/2037		12,353	11,683
0.302% due 02/25/2037		23,348	21,064
0.302% due 05/25/2037		54,393	46,552
0.302% due 01/25/2045		14,756	14,485
0.302% due 06/25/2047		61,150	48,507
0.310% due 09/25/2046		7,580	6,130
0.312% due 01/25/2034		4,352	3,924
0.312% due 03/25/2037		12,615	11,096
0.312% due 01/25/2046		5,495	4,872
0.322% due 05/25/2037		63,358	56,268
0.322% due 06/25/2047		27,104	24,114
0.332% due 08/25/2036		906	886
0.332% due 09/25/2036		3,271	3,187
0.332% due 06/25/2047		2,250	1,982
0.342% due 06/25/2036		10,316	10,051
0.342% due 06/25/2047		11,700	9,956
0.372% due 06/25/2037		11,000	5,386
0.372% due 09/25/2037		7,100	5,456
0.372% due 09/25/2047		64,600	48,916
0.392% due 03/25/2037		13,832	5,739
0.400% due 04/25/2036		11,525	11,187
0.402% due 01/25/2046		4,400	2,367
0.422% due 01/25/2036		3,771	3,612
0.442% due 06/25/2036		13,440	10,839

0.442% due 07/25/2036		7,400	6,122
0.442% due 08/25/2036		12,797	10,044
0.450% due 07/25/2036		10,000	8,862
0.452% due 06/25/2036		9,400	7,660
0.462% due 09/25/2037		7,200	2,734
0.490% due 04/25/2036		10,159	9,232
0.492% due 12/25/2036 ^		71	42
0.500% due 05/25/2036		32,841	31,686
0.522% due 11/25/2033		1	1
0.537% due 11/25/2035		6,953	6,606
0.552% due 08/25/2034		853	780
0.590% due 04/25/2036		4,500	3,494
0.600% due 04/25/2036		2,600	1,844
0.602% due 04/25/2036		5,000	4,273
0.610% due 05/25/2036		11,800	9,560
0.612% due 11/25/2035		148	146
0.632% due 12/25/2031		318	235
0.640% due 02/25/2036		7,000	6,611
0.642% due 10/25/2035		4,995	4,941
0.642% due 02/25/2036		3,400	2,677
0.652% due 08/25/2047		27,681	27,193
0.680% due 05/25/2035		1,928	1,926
0.680% due 02/25/2036		4,800	3,946
0.712% due 12/25/2035		3,000	2,782
0.732% due 11/25/2035		2,600	2,316
0.750% due 07/25/2035		22,800	21,550
0.752% due 08/25/2035		4,775	4,707
0.800% due 07/25/2035		1,000	890
0.852% due 11/25/2035		2,000	1,589
0.892% due 05/25/2032		22	21
0.892% due 12/25/2034		3,649	3,494
0.932% due 11/25/2034		2,652	2,631
0.952% due 08/25/2047		21,500	18,399
1.052% due 11/25/2034		914	909
1.052% due 04/25/2035		3,500	2,725
1.127% due 11/25/2034		5,501	4,859
2.550% due 01/25/2034		20,136	15,408
4.644% due 04/25/2036		2,379	2,410
4.693% due 10/25/2035		7,982	7,966
4.740% due 10/25/2035		1,045	1,042
5.066% due 02/25/2036		11,000	8,954
5.103% due 05/25/2035		3,500	3,445
5.251% due 12/25/2034		2,100	2,055
5.255% due 07/25/2036		16,067	15,260
5.689% due 10/25/2046		20,295	17,452
5.714% due 04/25/2047		10,082	7,884
5.826% due 10/25/2046		20,538	19,019
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		951	892
0.850% due 07/25/2032		54	45
0.890% due 08/25/2032		2,042	1,788
0.952% due 05/25/2043		1,644	1,556
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		157	89
0.220% due 01/25/2037 ^		39	18
0.272% due 07/25/2037		585	380
0.300% due 11/25/2036		15,182	8,642
0.400% due 07/25/2036		10,000	6,436
0.402% due 04/25/2037		1,609	1,106
0.722% due 07/25/2036		5,576	4,957
1.250% due 04/25/2032		278	262
4.211% due 03/25/2037 ^		7,531	4,649
4.304% due 08/25/2035		38	39
5.481% due 05/25/2035		1,793	1,803
Delta Funding Home Equity Loan Trust
0.972% due 09/15/2029		210	194
Denver Arena Trust
6.940% due 11/15/2019		637	650
Dryden Leveraged Loan CDO
0.664% due 01/25/2022	EUR	5,043	6,892
Educational Funding Co. LLC
0.479% due 10/25/2029		$7,782	6,695
Educational Services of America, Inc.
1.079% due 07/25/2023		30,838	31,229
EFS Volunteer LLC
1.089% due 10/26/2026		20,206	20,305
EMC Mortgage Loan Trust
0.602% due 12/25/2042		1,751	1,651
0.602% due 05/25/2043		525	489
0.892% due 05/25/2040		44	40
EquiFirst Mortgage Loan Trust
0.902% due 01/25/2034		35	31
Equity One Mortgage Pass-Through Trust
0.712% due 11/25/2032		4,240	4,009
Eurocredit CDO BV
0.714% due 02/22/2020	EUR	5,487	7,509

FAB CBO BV
0.742% due 12/31/2078		3,714	4,912
FAB U.S. Ltd.
1.140% due 12/06/2045	GBP	22,011	34,099
Faxtor ABS BV
0.854% due 07/25/2094	EUR	3,327	4,539
Fieldstone Mortgage Investment Trust
0.312% due 11/25/2036		$15,434	9,035
Finance America Mortgage Loan Trust
1.052% due 08/25/2034		1,611	1,545
First Alliance Mortgage Loan Trust
0.913% due 03/20/2031		75	69
First Franklin Mortgage Loan Trust
0.292% due 09/25/2036		5,495	4,930
0.312% due 04/25/2036		8,482	6,809
0.392% due 04/25/2036		7,400	4,832
0.392% due 08/25/2036		8,700	6,039
0.392% due 10/25/2036		8,700	6,331
0.412% due 11/25/2036		2,817	2,748
0.582% due 05/25/2035		1,140	1,136
0.602% due 11/25/2036		6,700	5,512
0.622% due 07/25/2035		825	764
0.630% due 12/25/2035		19,600	18,756
0.642% due 07/25/2035		2,000	1,652
0.887% due 12/25/2034		21,751	20,685
1.052% due 03/25/2034		5,184	4,791
1.352% due 01/25/2035		2,690	2,130
1.577% due 10/25/2034		2,181	1,701
First NLC Trust
0.222% due 08/25/2037		1,445	776
0.292% due 08/25/2037		4,568	2,473
0.422% due 02/25/2036		14,150	13,804
0.432% due 08/25/2037		2,586	1,420
0.610% due 05/25/2035		2,152	1,828
Fraser Sullivan CLO Ltd.
0.491% due 03/15/2020		7,209	7,178
Fremont Home Loan Trust
0.212% due 01/25/2037		46	21
0.252% due 08/25/2036		512	227
0.302% due 10/25/2036		8,509	4,459
0.302% due 01/25/2037		20,224	9,269
0.312% due 08/25/2036		10,483	4,695
0.322% due 02/25/2036		25,094	21,761
0.322% due 02/25/2037		14,110	7,536
0.392% due 02/25/2037		28,906	14,679
0.402% due 05/25/2036		15,772	8,370
0.422% due 02/25/2036		5,400	3,279
0.422% due 04/25/2036		3,100	1,792
0.482% due 01/25/2036		18,955	14,292
0.642% due 07/25/2035		1,500	1,323
1.082% due 07/25/2034		1,503	1,422
1.217% due 06/25/2035		6,100	5,043
GE Capital Credit Card Master Note Trust
3.690% due 03/15/2018		27,500	28,113
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		12	6
GMAC Mortgage Corp. Home Equity Loan Trust
6.856% due 09/25/2037		81	86
7.000% due 09/25/2037		54	54
Greenpoint Manufactured Housing
7.270% due 06/15/2029		465	470
8.300% due 10/15/2026		500	542
8.450% due 06/20/2031		29,140	28,421
Grosvenor Place CLO BV
0.634% due 03/28/2023	EUR	61,691	83,925
GSAA Home Equity Trust
0.272% due 04/25/2047		$9,489	7,410
0.322% due 09/25/2036		4,902	2,687
0.382% due 03/25/2036		14,225	12,590
0.450% due 03/25/2037		4,473	2,798
0.452% due 05/25/2047		743	537
0.522% due 06/25/2035		7,590	7,303
0.602% due 08/25/2037		11,106	9,584
4.286% due 06/25/2034		47	50
5.343% due 03/25/2036		16,502	12,252
5.995% due 03/25/2046 ^		21,381	16,632
GSAMP Trust
0.222% due 12/25/2036		322	175
0.242% due 01/25/2037		5,428	3,211
0.252% due 12/25/2046		25,977	15,033
0.272% due 12/25/2036		9,479	5,218
0.302% due 06/25/2036		10,365	9,241
0.302% due 08/25/2036		31,563	23,847
0.302% due 12/25/2046		23,415	13,642
0.312% due 05/25/2046		2,408	2,068
0.312% due 10/25/2046		2,686	2,550

0.332% due 11/25/2035		588	111
0.382% due 12/25/2046		3,976	2,340
0.382% due 03/25/2047		10,726	6,655
0.392% due 06/25/2036		7,940	4,956
0.392% due 08/25/2036		3,769	2,882
0.422% due 04/25/2036		5,500	3,399
0.492% due 01/25/2035		56	56
0.522% due 03/25/2047		2,000	1,208
0.670% due 01/25/2045		1,988	1,883
0.887% due 09/25/2035 ^		19,995	17,045
1.002% due 02/25/2047		57,336	54,217
1.157% due 06/25/2035		3,127	3,055
1.202% due 06/25/2034		2,057	2,000
1.402% due 03/25/2034		5,550	5,110
1.472% due 12/25/2034		2,153	1,586
1.802% due 10/25/2034		1,598	1,390
Halcyon Structured Asset Management European CLO BV
0.644% due 01/25/2023	EUR	13,908	18,926
Halcyon Structured Asset Management Long/Short Ltd.
0.448% due 08/07/2021		$91,433	91,085
Hewett’s Island CLO Ltd.
0.467% due 12/05/2018		228	228
Home Equity Asset Trust
0.322% due 08/25/2036		4,369	4,289
0.337% due 07/25/2037		7,141	6,722
0.642% due 12/25/2035		12,200	10,872
0.750% due 11/25/2032		154	136
1.247% due 05/25/2035		3,300	2,675
Home Equity Loan Trust
0.492% due 04/25/2037		10,429	6,294
Home Equity Mortgage Loan Asset-Backed Trust
0.312% due 11/25/2036		8,500	5,450
0.352% due 07/25/2037		33,189	20,882
0.362% due 04/25/2037		6,600	4,495
0.392% due 11/25/2036		35,326	19,766
0.392% due 04/25/2047		15,000	8,742
0.402% due 03/25/2036		9,784	9,552
1.010% due 10/25/2033		1,000	938
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		6,699	6,656
0.313% due 01/20/2036		4,322	4,304
0.443% due 01/20/2034		25,869	25,780
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036		148	60
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		293	156
0.322% due 12/25/2036		7,369	3,527
0.332% due 04/25/2037		54,858	40,006
0.542% due 11/25/2035		5,339	3,763
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	5,896	8,005
ICE EM CLO
0.679% due 08/15/2022		$91,989	90,701
IMC Home Equity Loan Trust
5.405% due 07/25/2026		40	38
7.310% due 11/20/2028		36	36
7.520% due 08/20/2028		39	39
IXIS Real Estate Capital Trust
0.492% due 02/25/2036		260	255
0.572% due 02/25/2036		9,828	8,149
JPMorgan Mortgage Acquisition Corp.
0.342% due 05/25/2035		381	367
0.392% due 12/25/2035		85	85
0.592% due 09/25/2035		9,718	8,756
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		797	774
0.230% due 08/25/2036		373	181
0.262% due 08/25/2036		66	35
0.300% due 07/25/2036		27,049	13,671
0.302% due 08/25/2036		560	525
0.310% due 05/25/2036		12,010	11,620
0.312% due 01/25/2036		3,900	3,412
0.312% due 07/25/2036 ^		9,591	5,066
0.312% due 01/25/2037		21,746	21,204
0.312% due 05/25/2037		3,600	3,099
0.320% due 04/25/2036		19,771	18,966
0.342% due 03/25/2047		25,812	13,870
0.392% due 08/25/2036		3,000	2,414
0.410% due 07/25/2036		8,800	5,740
0.412% due 03/25/2037		5,600	4,246
0.412% due 05/25/2037		10,900	8,347
0.420% due 04/25/2036		6,700	5,706
Jubilee CDO BV
0.614% due 07/30/2024	EUR	6,400	8,567
0.620% due 09/20/2022		11,356	15,456
0.818% due 10/15/2019		1,972	2,696

L.A. Arena Funding LLC
7.656% due 12/15/2026		$153	173
L2L Education Loan Trust
0.382% due 07/15/2025		887	884
LCM Ltd.
0.460% due 03/21/2019		8,596	8,564
Lehman ABS Mortgage Loan Trust
0.242% due 06/25/2037		10,970	6,646
0.352% due 06/25/2037		5,922	3,646
Lehman XS Trust
0.322% due 10/25/2036		17,002	13,907
0.322% due 01/25/2037		12,213	9,486
0.432% due 08/25/2035		31	30
5.420% due 11/25/2035		1,353	1,360
Long Beach Mortgage Loan Trust
0.532% due 08/25/2045		6,000	5,627
0.712% due 10/25/2034		5,246	4,788
0.977% due 06/25/2035		1,634	1,622
1.082% due 04/25/2035		6,000	5,769
1.427% due 02/25/2035		4,500	3,473
Magi Funding PLC
0.677% due 04/11/2021	EUR	22,985	31,229
Marathon CLO Ltd.
0.501% due 12/20/2019		$5,059	5,048
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		4,956	4,998
MASTR Asset-Backed Securities Trust
0.202% due 01/25/2037		146	57
0.302% due 08/25/2036		7,577	4,174
0.332% due 02/25/2036		11,628	6,696
0.382% due 02/25/2036		5,119	5,095
0.392% due 03/25/2036		10,700	5,898
0.392% due 06/25/2036		4,598	2,577
0.392% due 10/25/2036		5,034	3,113
0.452% due 05/25/2037		22,487	19,981
0.652% due 10/25/2035		14,604	10,055
5.471% due 11/25/2035		2,509	2,492
5.719% due 02/25/2036		5,948	5,942
MASTR Specialized Loan Trust
0.550% due 07/25/2034		230	230
0.902% due 11/25/2035		3,600	2,716
Merrill Lynch First Franklin Mortgage Loan Trust
0.322% due 04/25/2037		4,596	2,755
Merrill Lynch Mortgage Investors Trust
0.212% due 11/25/2037		2,674	1,206
0.222% due 04/25/2047		19,240	11,661
0.262% due 03/25/2037		8,220	4,977
0.262% due 08/25/2037		15,925	9,188
0.272% due 02/25/2037		1,448	676
0.302% due 08/25/2037		66,160	38,399
0.302% due 11/25/2037		19,045	8,724
0.322% due 07/25/2037		7,888	4,164
0.392% due 08/25/2037		3,308	1,945
0.410% due 04/25/2037		4,000	2,110
0.412% due 03/25/2037		75,100	40,645
0.442% due 08/25/2036		10,700	9,735
0.472% due 03/25/2037		5,424	2,956
0.602% due 02/25/2047		30,836	20,058
0.632% due 05/25/2036		4,800	4,294
MESA Trust
0.952% due 12/25/2031		1,098	1,002
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		386	408
Mid-State Trust
7.340% due 07/01/2035		727	787
7.791% due 03/15/2038		2,886	3,020
8.330% due 04/01/2030		1,271	1,301
Morgan Stanley ABS Capital, Inc. Trust
0.202% due 07/25/2036		333	159
0.212% due 12/25/2036		4,424	2,374
0.212% due 05/25/2037		2,934	1,950
0.222% due 10/25/2036		2,506	1,498
0.242% due 01/25/2037		9,231	5,395
0.252% due 11/25/2036		2,551	1,688
0.262% due 03/25/2037		10,244	5,689
0.292% due 10/25/2036		44,091	26,649
0.292% due 11/25/2036		6,807	4,740
0.292% due 05/25/2037		8,766	6,238
0.302% due 06/25/2036		13,956	10,268
0.302% due 09/25/2036		23,040	13,029
0.302% due 10/25/2036		10,800	7,385
0.302% due 11/25/2036		28,221	18,789
0.302% due 12/25/2036		3,567	1,933
0.312% due 04/25/2036		4,321	4,185
0.312% due 09/25/2036		6,000	3,486
0.332% due 03/25/2037		6,918	3,875

0.352% due 02/25/2037	3,369	2,045
0.372% due 10/25/2036	3,780	2,308
0.382% due 09/25/2036	4,482	2,633
0.382% due 10/25/2036	2,500	1,728
0.382% due 02/25/2037	15,289	7,763
0.402% due 08/25/2036	25,200	13,897
0.402% due 03/25/2037	48,702	27,520
0.402% due 05/25/2037	5,258	3,574
0.462% due 12/25/2035	11,297	10,194
0.492% due 03/25/2037	5,073	2,898
0.512% due 02/25/2037	12,321	6,388
0.582% due 09/25/2035	3,000	2,597
0.612% due 06/25/2034	64	63
0.642% due 07/25/2035	4,000	3,216
0.892% due 01/25/2034	106	103
0.952% due 07/25/2037	6,030	5,717
1.007% due 03/25/2034	6,720	6,295
1.052% due 05/25/2034	15,759	14,898
1.082% due 11/25/2034	9,800	9,135
1.082% due 03/25/2035	4,000	3,795
1.097% due 06/25/2034	3,422	3,229
1.152% due 03/25/2033	1,766	1,682
1.172% due 08/25/2034	337	319
1.202% due 04/25/2035	4,200	3,301
Morgan Stanley Dean Witter Capital, Inc. Trust
1.427% due 09/25/2032	3,065	3,022
1.502% due 02/25/2033	1,893	1,804
Morgan Stanley Home Equity Loan Trust
0.312% due 04/25/2036	3,967	2,867
0.382% due 04/25/2037	9,552	5,865
0.502% due 04/25/2037	11,665	7,268
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036	8	4
0.262% due 11/25/2036	172	90
Morgan Stanley Mortgage Loan Trust
0.222% due 01/25/2047	9	9
0.232% due 11/25/2036	5,234	2,249
0.272% due 04/25/2037	9,163	5,102
0.382% due 02/25/2037	996	578
0.512% due 04/25/2037	4,440	2,518
5.577% due 10/25/2046 ^	4,124	2,476
5.726% due 10/25/2036 ^	2,017	1,287
5.750% due 11/25/2036 ^	2,589	1,436
5.750% due 04/25/2037 ^	1,244	959
6.000% due 07/25/2047 ^	1,249	1,009
Motor PLC
0.632% due 08/25/2021	227,400	227,526
National Collegiate Student Loan Trust
0.412% due 02/26/2029	5,000	4,606
0.422% due 03/26/2029	23,500	21,415
Nationstar Home Equity Loan Trust
0.332% due 04/25/2037	4,659	4,441
Nelnet Student Loan Trust
0.929% due 07/25/2018	4,311	4,313
1.159% due 10/25/2019	5,000	5,028
New Century Home Equity Loan Trust
0.412% due 06/25/2035	157	157
0.432% due 10/25/2035	6,145	6,046
0.827% due 03/25/2035	3,500	3,322
1.037% due 05/25/2034	2,400	2,270
3.152% due 01/25/2033	5,910	5,177
Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016	477	478
Nomura Home Equity Loan, Inc.
0.482% due 10/25/2036	29,598	12,298
0.552% due 02/25/2037	2,805	1,263
0.642% due 05/25/2035	5,200	4,835
6.032% due 10/25/2036	3,827	2,140
NovaStar Mortgage Funding Trust
0.252% due 01/25/2037	5,715	2,748
0.272% due 11/25/2036	1,903	878
0.302% due 06/25/2036	4,454	2,550
0.302% due 09/25/2036	25,558	14,456
0.302% due 03/25/2037	6,377	3,597
0.322% due 11/25/2036	13,804	6,423
0.332% due 03/25/2037	5,279	2,990
0.362% due 01/25/2037	25,707	12,523
0.402% due 10/25/2036	8,217	3,911
0.862% due 12/25/2033	1,005	965
0.977% due 06/25/2034	100	94
2.027% due 03/25/2035	9,200	8,122
NYLIM Flatiron CLO Ltd.
0.445% due 08/08/2020	7,132	7,064
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021	70	70

OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,099
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.452% due 02/25/2035		222	223
0.502% due 02/25/2035		103	103
0.532% due 12/25/2035		32,107	27,253
0.622% due 02/25/2035		5,000	4,964
Option One Mortgage Loan Trust
0.292% due 01/25/2037		35,236	20,670
0.322% due 05/25/2037		5,253	3,167
0.332% due 04/25/2037		10,216	6,057
0.372% due 01/25/2037		14,534	8,569
0.392% due 04/25/2037		4,884	2,730
0.402% due 03/25/2037		2,230	1,276
0.402% due 07/25/2037		4,967	2,833
0.482% due 04/25/2037		3,924	2,350
0.662% due 08/25/2035		4,500	3,444
Option One Mortgage Loan Trust Asset-Backed Certificates
0.512% due 01/25/2036		6,600	4,367
0.612% due 11/25/2035		8,500	6,285
Ownit Mortgage Loan Trust
0.300% due 05/25/2037		26,951	17,531
Palisades CDO Ltd.
0.588% due 07/22/2039		19,595	18,844
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		24,581	24,954
Park Place Securities, Inc.
0.412% due 09/25/2035		218	217
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.642% due 09/25/2035		10,700	8,636
0.652% due 07/25/2035		4,745	4,680
0.702% due 03/25/2035		8,000	7,338
0.902% due 03/25/2035		7,800	6,198
1.127% due 10/25/2034		10,700	10,610
1.952% due 12/25/2034		7,369	5,992
Penta CLO S.A.
0.614% due 06/04/2024	EUR	58,970	79,559
People’s Choice Home Loan Securities Trust
0.872% due 05/25/2035 ^		$3,100	2,805
1.097% due 05/25/2035 ^		7,000	4,171
1.500% due 01/25/2035		6,500	5,243
People’s Financial Realty Mortgage Securities Trust
0.292% due 09/25/2036		25,576	10,476
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^		6,666	6,423
0.362% due 01/25/2037		7,000	5,280
0.782% due 06/25/2035		3,676	3,136
Primus CLO Ltd.
0.459% due 07/15/2021		163,977	160,674
RAAC Trust
0.422% due 05/25/2036		2,186	1,949
0.452% due 06/25/2044		5,114	4,492
0.492% due 02/25/2036		3,600	3,122
0.502% due 11/25/2046		16,858	14,859
0.552% due 06/25/2047		5,500	5,113
1.352% due 09/25/2047		7,879	7,781
1.652% due 09/25/2047		10,900	8,844
Race Point CLO Ltd.
0.486% due 04/15/2020		31,220	31,109
Renaissance Home Equity Loan Trust
0.512% due 11/25/2034		415	350
0.652% due 12/25/2033		216	211
0.852% due 08/25/2032		104	95
1.030% due 08/25/2033		107	101
5.565% due 02/25/2036		10	9
Residential Asset Mortgage Products Trust
0.322% due 05/25/2036		1,146	1,133
0.322% due 07/25/2036		9,112	8,666
0.342% due 02/25/2036		11,048	10,787
0.382% due 01/25/2036		2,350	2,264
0.432% due 09/25/2036		5,700	4,382
0.432% due 05/25/2037		17,825	15,144
0.442% due 02/25/2036		4,650	3,903
0.452% due 03/25/2036		34,000	26,209
0.452% due 05/25/2036		5,674	4,232
0.472% due 01/25/2036		17,200	12,343
0.542% due 02/25/2036		3,023	2,752
0.612% due 10/25/2035		2,400	1,901
0.632% due 04/25/2035		1,500	1,385
0.662% due 06/25/2035		4,090	3,943
2.700% due 12/25/2034		2,000	1,675
5.072% due 04/25/2034		802	824
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036		2,734	2,426
0.302% due 09/25/2036		3,536	3,431
0.302% due 01/25/2037		14,200	13,260

0.312% due 06/25/2036		2,251	2,135
0.312% due 07/25/2036		3,509	3,374
0.312% due 11/25/2036		30,111	25,887
0.322% due 11/25/2036		7,674	6,775
0.332% due 04/25/2036		5,119	4,773
0.332% due 04/25/2037		12,630	12,559
0.352% due 02/25/2036		1,815	1,788
0.402% due 01/25/2036		76	76
0.402% due 08/25/2036		23,900	17,937
0.402% due 04/25/2037		14,000	12,204
0.422% due 07/25/2036		12,000	6,215
0.422% due 05/25/2037		4,300	3,860
0.432% due 04/25/2036		4,200	3,471
0.442% due 03/25/2036		3,500	3,463
0.552% due 12/25/2035		5,700	5,167
0.562% due 01/25/2036		3,160	2,733
0.572% due 12/25/2035		7,500	6,034
0.592% due 11/25/2035		6,840	5,982
0.592% due 01/25/2036		5,535	4,951
0.622% due 09/25/2035		3,000	2,261
0.652% due 07/25/2032 ^		4	3
0.732% due 06/25/2033		2,239	1,992
0.742% due 09/25/2035		5,000	4,447
0.975% due 07/25/2034		1,797	1,607
1.035% due 01/25/2034		10,581	9,453
1.247% due 03/25/2035		3,771	3,098
1.277% due 02/25/2035		1,056	870
Residential Mortgage Loan Trust
1.650% due 09/25/2029		12	12
RMF Euro CDO PLC
0.638% due 09/11/2022	EUR	13,190	17,944
SACO, Inc.
0.572% due 03/25/2036		$88	129
0.652% due 12/25/2035		88	84
Salomon Brothers Mortgage Securities, Inc.
0.712% due 09/25/2028		585	555
Saxon Asset Securities Trust
0.322% due 10/25/2046		24,971	20,691
0.840% due 05/25/2035		4,313	4,071
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		323	118
0.242% due 07/25/2036		5,054	2,437
0.282% due 05/25/2037 ^		1,065	757
0.312% due 07/25/2036		3,706	1,810
0.392% due 07/25/2036		4,765	2,355
0.402% due 03/25/2036		15,310	8,792
0.402% due 05/25/2036		8,560	5,006
0.422% due 03/25/2036		7,439	5,927
0.857% due 04/25/2035		276	272
1.112% due 01/25/2036 ^		8,480	6,731
SG Mortgage Securities Trust
0.302% due 10/25/2036		20,988	11,229
SLC Student Loan Trust
1.131% due 06/15/2021		4,300	4,361
SLM Private Education Loan Trust
1.002% due 02/15/2022		27,465	27,611
1.552% due 12/15/2023		14,983	15,110
2.402% due 06/16/2042		18,000	19,274
2.802% due 12/16/2019		34,448	35,097
3.200% due 05/16/2044		3,713	3,850
3.402% due 05/16/2044		40,433	43,025
SLM Student Loan Trust
0.229% due 07/25/2017		3,067	3,060
0.319% due 10/25/2022		807	806
0.329% due 01/25/2023		1,308	1,308
0.359% due 01/25/2019		2,505	2,503
0.371% due 03/15/2017		157	157
0.379% due 01/25/2021		23,688	23,685
0.399% due 04/27/2020		5,838	5,833
0.471% due 12/16/2041		12,000	10,761
0.502% due 12/15/2023	EUR	115	156
0.512% due 09/15/2021		2,966	4,057
0.512% due 06/17/2024		23,562	31,866
0.559% due 01/25/2022		$12,000	11,873
0.629% due 04/25/2023		15,653	15,682
0.729% due 10/25/2017		63,911	64,054
0.779% due 10/25/2017		48	48
0.879% due 04/25/2019		700	705
0.979% due 01/25/2019		40,000	40,358
1.129% due 07/25/2023		700	714
1.329% due 07/25/2023		5,000	5,140
1.431% due 12/15/2033		25,203	25,473
1.529% due 01/25/2018		1,394	1,404
1.729% due 04/25/2023		623,482	645,378
1.929% due 07/25/2023		3,075	3,229

Soundview Home Loan Trust
0.212% due 11/25/2036	1,286	513
0.232% due 06/25/2037	341	205
0.262% due 01/25/2037	65	44
0.312% due 11/25/2036	14,526	11,373
0.312% due 01/25/2037	6,302	4,276
0.332% due 05/25/2036	5,119	4,778
0.332% due 02/25/2037	11,370	5,558
0.332% due 08/25/2037	4,000	2,651
0.362% due 06/25/2037	27,664	16,639
0.392% due 07/25/2036	13,400	7,967
0.402% due 08/25/2037	3,828	2,555
0.412% due 02/25/2037	14,671	7,263
0.432% due 05/25/2036	5,000	4,239
0.432% due 06/25/2037	23,025	13,907
0.452% due 11/25/2035	4	4
0.977% due 06/25/2035	5,205	4,624
South Carolina Student Loan Corp.
0.777% due 03/01/2018	346	347
0.977% due 03/02/2020	700	705
1.227% due 09/03/2024	600	610
Specialty Underwriting & Residential Finance Trust
0.252% due 11/25/2037	1,298	930
0.450% due 12/25/2036	9,514	7,356
0.502% due 09/25/2036	4,060	3,987
0.502% due 03/25/2037	5,799	3,174
0.652% due 06/25/2036	1,795	1,743
0.802% due 12/25/2035	5,290	4,910
0.832% due 01/25/2034	23	20
5.173% due 02/25/2037	8,798	5,457
Stone Tower CLO Ltd.
0.456% due 04/17/2021	5,000	4,916
Structured Asset Investment Loan Trust
0.302% due 06/25/2036	3,960	3,334
0.302% due 09/25/2036	47,825	38,281
0.312% due 05/25/2036	9,162	6,699
0.452% due 01/25/2036	6,526	4,782
0.512% due 10/25/2035	6,484	6,294
0.852% due 04/25/2033	2,058	1,995
1.052% due 01/25/2035	36,252	35,852
1.052% due 05/25/2035	9,400	7,609
1.082% due 09/25/2034	709	622
1.082% due 01/25/2035	46,787	38,638
1.127% due 01/25/2035	10,188	3,676
1.277% due 01/25/2035	3,957	416
1.352% due 01/25/2033	307	299
1.532% due 04/25/2033	1,632	1,423
1.727% due 01/25/2035	4,313	227
1.877% due 01/25/2035 ^	5,340	105
Structured Asset Securities Corp.
5.180% due 10/25/2034	2,179	2,313
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 01/25/2037	1,862	1,855
0.262% due 01/25/2037	4,445	4,352
0.292% due 05/25/2047	9,438	9,049
0.312% due 03/25/2036	236	227
0.322% due 12/25/2036	28,990	23,846
0.332% due 01/25/2037	4,021	2,027
0.452% due 06/25/2035	3,536	3,091
0.522% due 04/25/2036	6,436	5,468
0.650% due 11/25/2037	22,200	16,688
1.052% due 08/25/2037	9,337	8,696
1.152% due 08/25/2037	30,172	28,271
1.651% due 04/25/2035	14,297	13,939
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	3,442	3,194
5.410% due 06/25/2033	66	67
Structured Asset Securities Corp. Trust
0.612% due 09/25/2035	7,900	5,231
Symphony CLO Ltd.
0.464% due 05/15/2019	87,511	86,904
Triaxx Prime CDO Ltd.
0.415% due 10/02/2039	142,960	120,130
Trimaran CLO Ltd.
0.475% due 11/01/2018	2,567	2,559
Wachovia Loan Trust
0.512% due 05/25/2035	1,409	1,344
WaMu Mortgage Pass-Through Certificates Trust
0.832% due 05/15/2030	1,792	1,724
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036	2,301	1,070
Wells Fargo Home Equity Asset-Backed Securities Trust
0.382% due 05/25/2036	11,523	11,197

Wood Street CLO BV
0.666% due 03/29/2021	EUR	19,571	26,607

Total Asset-Backed Securities (Cost $6,569,675)			7,115,886

SOVEREIGN ISSUES 18.4%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	6,000	6,794
3.875% due 04/07/2015	EUR	35,750	50,118
3.875% due 09/15/2015		6,585	9,308
4.300% due 11/15/2016		4,750	6,941
4.750% due 06/04/2018		40,886	62,239
4.900% due 09/15/2021		3,200	4,809
4.950% due 02/11/2020		4,950	7,620
Autonomous Community of Madrid
4.200% due 09/24/2014		95,400	131,794
Autonomous Community of Valencia
3.250% due 07/06/2015		3,413	4,778
4.000% due 11/02/2016		5,900	8,555
4.375% due 07/16/2015		64,317	91,125
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	79,688
4.125% due 09/15/2017	EUR	37,800	55,331
5.500% due 07/12/2020		$100	109
6.369% due 06/16/2018		10,000	11,275
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2015	BRL	500,000	214,408
0.000% due 04/01/2015		6,445,173	2,694,765
0.000% due 07/01/2015		6,736,830	2,744,928
0.000% due 01/01/2017		803,700	276,134
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,199,749	964,729
Canada Housing Trust
2.400% due 12/15/2022	CAD	700	652
China Government International Bond
3.320% due 06/12/2015	CNY	25,250	4,064
Colombia Government International Bond
8.250% due 12/22/2014		$10,000	10,348
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	6,830,000	65,152
4.500% due 07/03/2017		5,920,000	56,117
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	515,300	711,877
2.150% due 11/12/2017 (f)		17,031	24,264
2.250% due 05/15/2016		1,811,900	2,557,302
2.250% due 04/22/2017 (f)		9,715	13,848
2.550% due 10/22/2016 (f)		60,592	86,404
2.750% due 12/01/2015		1,245,000	1,759,272
3.000% due 06/15/2015 (j)		484,300	679,669
3.000% due 11/01/2015		586,400	829,793
3.750% due 08/01/2015		1,609,600	2,282,255
3.750% due 04/15/2016 (j)		605,600	876,180
3.750% due 08/01/2016		842,000	1,227,245
4.500% due 07/15/2015		2,403,800	3,430,894
4.750% due 09/15/2016		200,000	298,173
4.750% due 05/01/2017		481,700	732,107
4.750% due 06/01/2017		169,700	258,251
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		791,000	1,078,804
0.000% due 12/31/2015		617,300	838,550
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		275,000	372,261
Junta de Castilla y Leon
6.270% due 02/19/2018		5,250	8,481
Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	100,301
Korea Land & Housing Corp.
1.875% due 08/02/2017		50,000	50,292
Mexico Government International Bond
4.000% due 11/15/2040 (f)	MXN	879,985	76,830
4.000% due 11/08/2046 (f)		2,794,823	247,007
9.500% due 12/18/2014		5,700,000	452,497
10.000% due 12/05/2024		14,000	1,444
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	1,000	1,285
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	25,000	21,258
Portugal Obrigacoes do Tesouro OT
3.350% due 10/15/2015	EUR	70,000	99,612
6.400% due 02/15/2016		74,000	110,399
Province of Ontario
1.000% due 07/22/2016		$78,500	79,064
1.600% due 09/21/2016		8,200	8,362
1.650% due 09/27/2019		85,700	84,464
3.000% due 07/16/2018		17,500	18,516
3.150% due 06/02/2022	CAD	105,550	101,811

4.000% due 10/07/2019		$23,855	26,275
4.000% due 06/02/2021	CAD	543,800	556,848
4.200% due 03/08/2018		2,800	2,860
4.200% due 06/02/2020		394,000	408,258
4.300% due 03/08/2017		35,600	35,880
4.400% due 06/02/2019		56,175	58,458
4.400% due 04/14/2020		$18,900	21,209
5.500% due 06/02/2018	CAD	71,100	75,979
Province of Quebec
2.750% due 08/25/2021		$81,800	82,685
3.500% due 07/29/2020		11,900	12,749
3.500% due 12/01/2022	CAD	68,053	66,942
4.250% due 12/01/2021		372,700	386,786
4.500% due 12/01/2020		773,800	814,695
4.625% due 05/14/2018		$1,000	1,120
Qatar Government International Bond
4.000% due 01/20/2015		65,200	66,504
Republic of Germany
0.750% due 04/15/2018 (f)	EUR	3,303	4,765
Russia Government International Bond
7.500% due 03/31/2030		$274	318
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	400	594
Spain Government International Bond
2.100% due 04/30/2017		329,600	468,209
3.000% due 04/30/2015		219,800	307,846
3.150% due 01/31/2016		794,300	1,134,721
3.250% due 04/30/2016 (j)		862,800	1,241,536
3.300% due 07/30/2016		1,435,500	2,078,359
3.750% due 10/31/2015		1,747,800	2,501,453
4.000% due 07/30/2015 (j)		1,856,900	2,643,978
4.250% due 10/31/2016		236,000	350,222
4.500% due 01/31/2018		360,000	554,383
5.500% due 07/30/2017		265,000	414,239
Xunta de Galicia
5.763% due 04/03/2017		27,700	42,991
6.131% due 04/03/2018		33,020	53,089
6.964% due 12/28/2017		10,400	16,920

Total Sovereign Issues (Cost $41,331,761)			41,511,424

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (g)		146,918	178,358

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

			0

Total Convertible Preferred Securities (Cost $169,038)			178,358

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		100,000	2,770
GMAC Capital Trust
8.125% due 02/15/2040		384,549	10,498
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (g)		742,213	19,045
SLM Corp. CPI Linked Security
3.562% due 03/15/2017		4,700	115

			32,428

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (g)		40,000	4,164

Total Preferred Securities (Cost $37,305)			36,592

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.1%
CERTIFICATES OF DEPOSIT 2.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$194,750	194,762
1.078% due 05/16/2016		155,000	155,012
Banco do Brasil S.A.
1.211% due 06/29/2015		160,000	160,041
Bank of Nova Scotia
0.373% due 10/02/2015		261,300	261,316
Barclays Bank PLC
0.531% due 05/01/2015		65,200	65,197
BNP Paribas
0.503% due 04/01/2015		750,000	750,028
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.280% due 06/12/2015		11,900	11,900
Credit Agricole
0.559% due 11/30/2015		1,000,000	1,000,064
Credit Suisse
0.437% due 01/12/2015		3,700	3,701
0.465% due 03/17/2015		151,200	151,204
0.474% due 03/31/2015		100,000	100,023
Intesa Sanpaolo SpA
1.650% due 04/07/2015		245,800	247,079
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		339,000	339,012
1.190% due 06/26/2015		223,000	223,031
1.419% due 10/31/2014		390,750	389,328
Royal Bank of Canada
1.370% due 05/07/2015	CAD	413,100	386,960
Sumitomo Mitsui Banking Corp.
0.548% due 04/29/2016		$100,000	99,531
0.595% due 05/02/2017		315,300	313,749

			4,851,938

COMMERCIAL PAPER 0.2%
Commonwealth Edison
0.230% due 07/11/2014		1,000	1,000
Cox Enterprises, Inc.
0.250% due 07/23/2014		1,300	1,300
Dominion Resources
0.230% due 07/11/2014		1,300	1,300
Entergy Corp.
0.930% due 09/12/2014		1,000	999
Ford Motor Credit Co. LLC
0.590% due 07/01/2014		200	200
0.630% due 10/06/2014		2,100	2,097
0.900% due 08/04/2014		47,600	47,559
Glencore Funding LLC
0.365% due 08/19/2014		400	400
0.495% due 10/06/2014		3,300	3,297
0.625% due 10/08/2014		1,300	1,299
Holcim U.S. Finance SARL & Cie S.C.S.
0.355% due 07/07/2014		1,300	1,300
0.365% due 07/14/2014		1,200	1,200
0.400% due 08/01/2014		1,300	1,300
Noble Corp.
0.430% due 07/18/2014		1,200	1,200
Thermo Fisher Scientific, Inc.
0.375% due 07/09/2014		1,400	1,400
Vodafone Group PLC
0.493% due 04/01/2015		2,600	2,590
0.510% due 06/01/2015		125,000	124,424
0.520% due 06/01/2015		35,000	34,839
0.520% due 06/02/2015		50,000	49,769
0.600% due 06/29/2015		154,600	153,818

			431,291

REPURCHASE AGREEMENTS (i) 0.0%			36,500

SHORT-TERM NOTES 0.0%
Fosse Master Issuer PLC
0.274% due 04/18/2015		50,000	50,015

Pacific Gas & Electric Co.
0.423% due 05/11/2015		22,900	22,912

			72,927

GREECE TREASURY BILLS 0.3%
2.484% due 07/18/2014 - 12/12/2014 (e)	EUR	444,350	605,601

MEXICO TREASURY BILLS 3.4%
3.419% due 07/03/2014 - 04/01/2015 (e)	MXN	101,124,627	7,731,788

SLOVENIA TREASURY BILLS 0.0%
0.508% due 02/12/2015	EUR	100	137

U.S. TREASURY BILLS 0.0%
0.048% due 09/18/2014 - 12/26/2014 (e)(j)(l)(n)		$79,797	79,779

Total Short-Term Instruments (Cost $13,763,734)			13,809,961

Total Investments in Securities (Cost $189,965,667)			196,191,866

	SHARES
INVESTMENTS IN AFFILIATES 18.6%
SHORT-TERM INSTRUMENTS 18.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.6%
PIMCO Short-Term Floating NAV Portfolio		1,659	17
PIMCO Short-Term Floating NAV Portfolio III		4,200,987,614	41,976,268

Total Short-Term Instruments (Cost $41,975,149)			41,976,285

Total Investments in Affiliates (Cost $41,975,149)			41,976,285

Total Investments 105.5% (Cost $231,940,816)			$238,168,151
Financial Derivative Instruments (k)(m) (0.3%) (Cost or Premiums, net $(607,510))			(217,266)
Other Assets and Liabilities, net (5.2%)			(12,145,470)

Net Assets 100.0%			$225,805,415

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$274,381	0.12%
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	59,910	68,814	0.03%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	15,155	0.01%
SLM Corp.	5.000%	12/15/2015	03/06/2014 - 03/10/2014	2,096	2,113	0.00%

				$351,306	$360,463	0.16%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$22,000	U.S. Treasury Notes 1.625% due 06/30/2019	$(22,443)	$22,000	$22,000
IND	0.130%	06/30/2014	07/01/2014	11,500	U.S. Treasury Notes 1.000% due 08/31/2019	(11,737)	11,500	11,500
JPS	0.200%	06/30/2014	07/01/2014	2,000	Fannie Mae 1.670% due 12/17/2018	(2,043)	2,000	2,000
RDR	0.140%	06/30/2014	07/01/2014	1,000	U.S. Treasury Notes 1.375% due 09/30/2018	(1,021)	1,000	1,000

Total Repurchase Agreements						$(37,244)	$36,500	$36,500

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	(0.100%	)	06/18/2014	07/02/2014	EUR	(106,476)	$(145,806)
	0.000%		06/26/2014	07/02/2014		(215,255)	(294,778)
	0.000%		06/26/2014	07/10/2014		(211,945)	(290,451)
	0.000%		07/01/2014	07/15/2014		(307,893)	(422,068)

Total Sale-Buyback Transactions							$(1,153,103)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,385,019 at a weighted average interest rate of (0.288%).
(3)	Payable for sale-buyback transactions includes $748 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
DEU	Ginnie Mae	6.000%	07/01/2044	900	$(1,012)	$(1,013)
FOB	Fannie Mae	4.500%	01/01/2042	16,975	(18,258)	(18,412)

Total Short Sales					$(19,270)	$(19,425)

(4)	Payable for short sales includes $28 of accrued interest.

(j)	Securities with an aggregate market value of $1,139,720 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2016	6,913	$667	$237	$(355)
3-Month Euribor June Futures	Long	06/2016	6,919	620	355	(237)
3-Month Euribor March Futures	Long	03/2017	6,913	1,003	355	(473)
3-Month Euribor September Futures	Long	09/2016	6,927	606	237	(237)
90-Day Eurodollar December Futures	Long	12/2015	504,860	43,251	25,251	0
90-Day Eurodollar December Futures	Long	12/2016	6,212	1,863	311	0
90-Day Eurodollar June Futures	Long	06/2016	65,484	8,228	3,274	0
90-Day Eurodollar June Futures	Long	06/2017	5,000	4,263	312	0
90-Day Eurodollar March Futures	Long	03/2016	339,110	48,093	21,194	0
90-Day Eurodollar March Futures	Long	03/2017	6,212	2,099	388	0
90-Day Eurodollar March Futures	Long	03/2018	5,000	4,939	250	0
90-Day Eurodollar September Futures	Long	09/2015	200,021	84,109	7,501	0
90-Day Eurodollar September Futures	Long	09/2016	63,401	42,744	3,170	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	234,207	(41,309)	16,467	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	349,775	74,658	27,328	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	46,075	79,026	12,959	0

Total Futures Contracts				$354,860	$119,589	$(1,302)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.382%	$65,000	$1,890	$610	$0	$(11)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018		$22,077	$2,046	$2,046	$0	$(28)
CDX.HY-22 5-Year Index	5.000%	06/20/2019		1,969,506	173,564	25,184	0	(2,728)
CDX.IG-21 5-Year Index	1.000%	12/20/2018		237,000	5,141	2,659	0	(92)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		2,789,000	55,899	6,248	0	(1,265)
CDX.IG-22 10-Year Index	1.000%	06/20/2024		1,150,000	3,057	(792)	0	(248)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	1,022,750	26,198	(1,130)	0	(1,472)

					$265,905	$34,215	$0	$(5,833)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,473,200	$(38,155)	$(32,882)	$1,309	$0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		16,049,500	29,550	17,022	3,811	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017		15,000,000	(6,339)	(7,329)	2,782	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		42,911,500	405,740	23,456	6,606	0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024		1,412,700	(19,235)	(8,117)	0	(2,881)
Receive	3-Month USD-LIBOR	2.700%	06/18/2024		3,366,400	(30,514)	(19,127)	0	(6,852)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		3,800,000	53,288	12,592	4,736	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		1,200,000	42,234	9,586	1,531	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		3,562,700	(648,397)	347,681	0	(21,464)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		8,769,600	943,225	272,304	0	(47,980)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,515,100	(138,766)	(353,772)	0	(20,918)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	927,400	2,775	119	35	(4)
Pay	28-Day MXN-TIIE	5.470%	04/26/2019		5,238,000	11,281	8,436	847	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		43,800	(72)	50	1	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,250,000	26,171	24,856	571	0

						$632,786	$294,875	$22,229	$(100,099)

Total Swap Agreements						$900,581	$329,700	$22,229	$(105,943)

(l)	Securities with an aggregate market value of $2,461,723 and cash of $470,975 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	NZD	26,265		$22,372	$0	$(624)
BOA	07/2014	BRL	422,278		191,727	607	0
	07/2014	EUR	1,624,403		2,210,404	0	(14,068)
	07/2014	GBP	14,169		23,833	0	(417)
	07/2014	MXN	635,808		49,011	78	0
	07/2014		$190,509	BRL	422,278	611	0
	07/2014		2,722,970	EUR	2,000,000	15,847	0
	07/2014		126,713	GBP	74,650	1,043	0
	07/2014		2,953	JPY	300,200	10	0
	07/2014		74,088	MXN	968,775	476	0
	08/2014	BRL	351,909		$157,750	0	(32)
	08/2014	GBP	74,650		126,681	0	(1,041)
	08/2014	MXN	634,964		48,895	74	0
	10/2014		10,029,967		760,349	0	(7,203)
	10/2014		$150,000	MXN	1,967,000	476	0
	05/2015	CAD	359,764		$327,758	0	(6,854)
	06/2015	EUR	750,000		1,026,173	0	(2,639)
	06/2016		1,795,000		2,458,723	0	(21,248)
BPS	07/2014	BRL	1,579,130		710,847	1,009	(4,863)
	07/2014	EUR	2,879,092		3,907,136	0	(35,507)
	07/2014	GBP	36,536		61,520	0	(1,007)
	07/2014	JPY	39,642,762		389,721	0	(1,600)
	07/2014	MXN	2,346,244		180,319	70	(307)
	07/2014		$703,610	BRL	1,579,130	11,091	0
	07/2014		1,322	EUR	971	8	0
	07/2014		80,393	MXN	1,062,636	1,395	0
	08/2014	BRL	1,008,437		$449,132	0	(3,011)
	08/2014	EUR	61,300		77,581	0	(6,366)
	08/2014	MXN	1,290,515		99,247	115	0
	08/2014		$276,267	MXN	3,647,694	3,861	0
	09/2014	MXN	3,499,718		$266,127	0	(2,326)
	09/2014		$315,793	MXN	4,105,055	0	(1,149)
	10/2014	MXN	9,779,354		$738,882	0	(9,738)
	10/2014		$838,225	MXN	11,026,007	5,270	0
	11/2014	MXN	2,627,235		$201,028	534	0
	12/2014		3,823,348		291,332	0	(59)
	01/2015	BRL	3,649		1,523	0	(46)
	04/2015		882,772		364,230	0	(7,158)
	04/2015	MXN	6,773,106		502,909	0	(9,780)
	06/2015	EUR	125,000		169,524	0	(1,945)
	07/2015	BRL	665,910		265,623	0	(8,289)
BRC	07/2014		310,906		137,618	0	(3,096)
	07/2014	EUR	4,158,926		5,662,458	0	(32,810)
	07/2014	GBP	1,012,053		1,693,370	0	(38,658)
	07/2014	JPY	55,876,100		547,847	0	(3,716)
	07/2014	MXN	312,904		24,052	0	(31)
	07/2014		$140,242	BRL	310,906	796	(324)
	07/2014		1,061,427	GBP	623,892	6,301	0
	07/2014		114,368	JPY	11,614,948	285	0
	07/2014		33,123	MXN	430,971	48	0
	08/2014	GBP	623,892		$1,061,155	0	(6,290)
	08/2014	JPY	11,614,948		114,393	0	(289)
	08/2014	MXN	6,197		475	0	(1)
	08/2014		$861	DKK	4,610	0	(14)
	08/2014		7,584	GBP	4,457	42	0
	09/2014	CAD	1,542,990		$1,418,616	0	(24,657)
	09/2014	EUR	3,000,000		4,098,945	0	(10,246)
	01/2015	BRL	496,351		207,072	0	(6,422)
	06/2016	EUR	540,000		741,254	0	(4,976)
CBK	07/2014	BRL	2,441,817		1,081,176	0	(23,969)
	07/2014	EUR	4,100,795		5,596,997	0	(18,666)
	07/2014	GBP	33,808		56,690	0	(1,169)
	07/2014	MXN	336,223		25,621	0	(257)
	07/2014		$1,103,767	BRL	2,441,817	3,384	(2,007)
	07/2014		657,564	EUR	485,690	7,544	0
	07/2014		252,152	JPY	25,568,224	236	0
	07/2014		1,511	MXN	19,723	7	0
	08/2014	AUD	12,856		$12,051	0	(42)
	08/2014	BRL	1,046,585		466,050	0	(3,197)
	08/2014	JPY	25,568,224		252,208	0	(244)
	08/2014	MXN	2,171,121		166,721	0	(134)
	08/2014		$158,762	MXN	2,096,214	2,219	0
	09/2014	CAD	1,343,015		$1,233,500	0	(22,721)
	09/2014	MXN	985,262		74,585	0	(959)
	10/2014		3,921,682		290,639	0	(9,490)
	10/2014		$61,188	MXN	802,698	219	0
	07/2015	BRL	495,801		$200,380	0	(3,561)
DUB	07/2014		449,767		204,207	647	0
	07/2014	CNY	31,150		5,034	0	(10)
	07/2014	EUR	1,133,090		1,540,434	0	(11,228)
	07/2014	GBP	361,017		603,774	0	(14,070)
	07/2014	JPY	46,477,275		456,876	0	(1,910)
	07/2014	MXN	2,008,047		153,579	0	(1,115)
	07/2014		$202,051	BRL	449,767	1,509	0
	07/2014		338,750	EUR	250,000	3,602	0
	07/2014		24,315	GBP	14,307	170	0
	07/2014		76,344	MXN	999,495	584	0
	07/2014		22,513	NZD	25,863	130	0
	08/2014	GBP	14,307		$24,309	0	(170)
	08/2014	MXN	1,277,173		97,962	0	(146)
	08/2014	NZD	25,863		22,444	0	(130)
	07/2015	BRL	495,127		202,051	0	(1,612)
	06/2016	EUR	1,250,000		1,709,019	0	(17,879)
FBF	07/2014	BRL	1,507,622		680,290	1,428	(3,474)
	07/2014	EUR	2,720,037		3,703,322	0	(21,519)
	07/2014	JPY	4,700,000		46,205	0	(189)
	07/2014		$672,075	BRL	1,507,622	10,261	0
	07/2014		1,360,550	EUR	1,000,000	8,858	0
	07/2014		614,631	JPY	62,310,961	451	0
	08/2014	JPY	62,310,961		$614,770	0	(469)
	01/2015	BRL	9,819		4,152	0	(71)
	01/2015		$2,236	BRL	5,277	34	0
	04/2015	BRL	823,214		$337,878	0	(8,454)
	06/2015	EUR	500,000		682,925	0	(2,949)
	07/2015	BRL	2,042,023		827,425	0	(12,533)
	06/2016	EUR	500,000		685,010	0	(5,749)
GLM	07/2014	BRL	678,634		308,120	976	0
	07/2014	EUR	4,505,065		6,140,349	0	(28,925)
	07/2014	MXN	2,107,236		157,718	0	(4,572)
	07/2014		$297,777	BRL	678,634	9,367	0
	08/2014	MXN	8,286,918		$629,681	65	(6,997)
	08/2014		$33,938	MXN	447,046	394	0
	09/2014	MXN	4,366,098		$335,168	654	(432)
	09/2014		$106,190	CAD	113,735	195	0
	09/2014		354,376	MXN	4,629,390	457	0
	10/2014	MXN	2,475,785		$188,087	0	(1,387)
	10/2014		$177,375	MXN	2,329,469	856	(25)
	11/2014	MXN	6,458,578		$493,499	802	(669)
	12/2014		9,455,502		718,497	0	(2,367)
	04/2015	BRL	3,071,994		1,265,646	0	(26,765)
	07/2015		1,125,342		449,542	0	(13,352)
HUS	07/2014		447,378		199,331	0	(3,148)
	07/2014	EUR	182,649		248,966	0	(1,156)
	07/2014	MXN	2,008,047		153,292	0	(1,402)
	07/2014		$203,123	BRL	447,378	0	(644)
	07/2014		3,790	EUR	2,786	25	0
	07/2014		4,336	MXN	56,597	20	0
	07/2014		350	NZD	402	2	0
	08/2014	NZD	402		$349	0	(2)
	01/2015	BRL	493,706		208,271	0	(4,085)
	04/2015		335,863		136,375	0	(4,926)
	07/2015		123,565		50,089	0	(738)
JPM	07/2014		746,469		327,809	0	(10,036)
	07/2014	GBP	6,038		10,230	0	(104)
	07/2014	MXN	2,796,391		213,002	0	(2,530)
	07/2014		$333,773	BRL	746,469	4,500	(428)
	07/2014		2,376,238	EUR	1,750,000	20,227	0
	07/2014		231,188	GBP	136,011	1,581	0
	07/2014		69,865	JPY	7,095,352	175	0
	08/2014	GBP	94,992		$161,584	0	(942)
	08/2014	JPY	7,095,352		69,880	0	(177)
	08/2014	TRY	125,756		57,824	0	(999)
	09/2014	MXN	983,180		73,017	0	(2,366)
	10/2014		3,245,414		246,546	0	(2,058)
	10/2014		$25,000	MXN	327,813	78	0
	01/2015		1,048	BRL	2,488	22	0
	04/2015	BRL	481,173		$200,991	0	(1,442)
	06/2015	EUR	1,000,000		1,363,430	0	(8,319)
MSC	07/2014	BRL	2,006,925		904,465	0	(3,851)
	07/2014	JPY	72,501,720		712,685	0	(2,993)
	07/2014		$910,560	BRL	2,006,925	43	(2,286)
	07/2014		83,248	JPY	8,439,726	62	0
	08/2014	BRL	417,506		$187,193	0	0
	08/2014	JPY	8,439,726		83,265	0	(66)
	08/2014	MXN	1,010,302		76,669	0	(938)
	10/2014		$50,000	MXN	655,700	161	0
	04/2015	BRL	247,732		$101,567	0	(2,656)
NAB	07/2014		$1,902,250	EUR	1,400,000	14,922	0
	06/2015	EUR	963,095		$1,307,335	0	(13,790)
	06/2016		900,000		1,235,823	0	(7,738)
RBC	07/2014	GBP	16,101		27,029	0	(527)
	07/2014	MXN	3,530,281		268,816	0	(3,252)
	08/2014		3,448,294		264,694	0	(269)
	08/2014		$65,925	MXN	874,029	1,197	0
	09/2014		180,269		2,353,136	94	0
	10/2014	MXN	5,304,650		$403,405	0	(2,794)
SCX	07/2014	HKD	390,293		50,287	0	(56)
SOG	07/2014	JPY	30,500		298	0	(3)
	08/2014	AUD	27,308		25,651	0	(36)
SSB	07/2014		$772	AUD	820	2	0
	07/2014		6,838	EUR	5,003	13	0
	07/2014		462	GBP	272	1	0
	07/2014		1,448	MXN	18,781	0	(1)
UAG	07/2014	BRL	1,158,241		$520,730	1,019	(4,499)
	07/2014	EUR	503,258		683,821	0	(5,345)
	07/2014	MXN	2,378,407		182,530	0	(528)
	07/2014		$522,581	BRL	1,158,241	1,629	0
	07/2014		4,098	CNY	25,242	0	(11)
	07/2014		1,073,159	GBP	630,862	6,498	0
	07/2014		1,024,847	JPY	103,898,946	759	0
	07/2014		5,255	MXN	69,024	58	0
	08/2014	GBP	630,862		$1,072,884	0	(6,487)
	08/2014	JPY	103,898,946		1,025,079	0	(785)
	01/2015	BRL	496,474		208,165	0	(5,382)
	01/2015		$419,002	BRL	992,234	7,785	0
	04/2015	BRL	602,424		$249,709	0	(3,735)
	06/2015	CNY	25,242		4,062	6	0
	07/2015	BRL	1,789,062		729,263	0	(6,644)

Total Forward Foreign Currency Contracts						$165,975	$(674,565)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	$(23,000)	$(1,798)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		2,000,000	(4,000)	(5,376)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.950%	09/02/2014		2,000,000	(10,000)	(4,172)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	(23,050)	(1,798)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	(13,437)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	(619)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		$76,000	(393)	(411)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	(2,416)	0
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.510%	09/02/2014		4,000,000	(6,600)	(2,368)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520%	09/02/2014		2,000,000	(3,600)	(1,307)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.920%	09/02/2014		2,000,000	(22,800)	(5,732)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960%	09/02/2014		4,000,000	(39,200)	(9,335)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570%	07/28/2014		2,000,000	(2,200)	(5,450)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	09/02/2014		2,000,000	(6,800)	(2,307)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	09/02/2014		2,000,000	(15,100)	(10,156)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014		2,000,000	(21,400)	(753)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	(59,890)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014		2,000,000	(16,940)	(9,821)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		3,000,000	(9,150)	(16,234)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	09/02/2014		1,000,000	(11,600)	(1,083)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	10/27/2014		2,000,000	(5,150)	(5,306)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	12/02/2014		2,000,000	(21,600)	(11,572)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		1,551,800	(3,996)	(607)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014		882,100	(1,588)	(838)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014		882,100	(12,967)	(3,395)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/24/2014	GBP	250,000	(743)	(759)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/24/2014		250,000	(1,316)	(1,224)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570%	07/28/2014		$2,000,000	(2,400)	(5,450)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		2,000,000	(10,200)	(10,823)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	09/02/2014		2,000,000	(26,000)	(1,536)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/23/2014		2,000,000	(12,700)	(12,654)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	(200)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		966,000	(2,318)	(378)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014		2,532,800	(15,919)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	08/25/2014		2,000,000	(2,450)	(987)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850%	08/25/2014		2,000,000	(11,000)	(7,095)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	09/02/2014		2,000,000	(9,550)	(3,777)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014		1,000,000	(800)	(1,509)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	09/15/2014		1,000,000	(5,650)	(2,624)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	(11,500)	(899)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	08/25/2014		2,000,000	(7,400)	(5,006)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	08/25/2014		2,000,000	(15,700)	(6,532)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		3,209,000	(8,385)	(8,625)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		697,000	(2,858)	(2,705)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	09/02/2014		3,209,000	(17,472)	(2,464)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/15/2014		2,000,000	(4,800)	(6,409)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	09/15/2014		2,000,000	(12,000)	(7,914)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	10/27/2014		1,980,000	(7,128)	(11,550)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	10/27/2014		1,980,000	(20,097)	(4,598)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	(11,650)	(2)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/02/2014		2,598,600	(4,093)	(3,476)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	09/02/2014		2,598,600	(18,190)	(2,822)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	07/28/2014		1,732,500	(3,465)	(6,377)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/28/2014		1,732,500	(8,662)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		1,376,200	(5,195)	(7,447)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.950%	09/02/2014		2,000,000	(13,600)	(4,172)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014		1,376,200	(8,257)	(518)
RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		624,400	(1,889)	(244)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	(11,500)	(899)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		500,000	(13,125)	(7,661)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		712,000	(2,866)	(2,763)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		1,409,000	(24,728)	(1,745)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	(20,516)	(4)

								$(693,818)	$(243,504)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014		$178,000	$(564)	$(356)
BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	101.000%	07/16/2014		140,400	(33)	(6)
	Put - OTC CDX.HY-22 5-Year Index	Sell	104.000%	07/17/2014		280,800	(153)	(53)
	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014		360,000	(1,034)	(462)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	888,700	(3,014)	(369)
BRC	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014		345,000	(595)	(1,338)
CBK	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.600%	09/17/2014		1,000,000	(884)	(2,099)
	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014		350,000	(522)	(1,358)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014		1,000,000	(2,877)	(943)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		695,000	(2,306)	(526)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		168,500	(520)	(102)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		2,243,300	(885)	(767)
GST	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.600%	09/17/2014		500,000	(431)	(1,050)
	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014		949,900	(1,717)	(3,685)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014		500,000	(1,396)	(471)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		419,900	(1,472)	(175)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	09/17/2014		$1,500,000	(1,987)	(611)
	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014	EUR	700,000	(1,161)	(2,716)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		700,000	(2,342)	(530)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		303,600	(1,119)	(126)
SOG	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.600%	09/17/2014		1,000,000	(997)	(2,099)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014		1,000,000	(2,636)	(943)

							$(28,645)	$(20,785)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$539,100	$(29,960)	$(21,918)
	Put - OTC USD versus JPY		80.000	02/28/2019	175,000	(9,471)	(7,204)
BPS	Put - OTC USD versus JPY		98.000	07/14/2014	500,000	(987)	(27)
	Put - OTC USD versus JPY		99.000	07/14/2014	1,000,000	(3,475)	(193)
GLM	Call - OTC USD versus MXN	MXN	14.090	06/15/2015	250,000	(4,775)	(4,358)

						$(48,668)	$(33,700)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(1,157)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(2,733)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(313)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(245)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(230)

						$(67,873)	$(4,678)

Total Written Options						$(839,004)	$(302,667)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	American International Group, Inc.	1.000%	06/20/2019	0.521%		$30,000	$537	$164	$701	$0
	AT&T, Inc.	1.000%	06/20/2019	0.388%		10,000	184	116	300	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		162,200	(2,827)	3,972	1,145	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.124%		20,000	(298)	564	266	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		25,000	602	(20)	582	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%		25,000	575	149	724	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		34,600	(407)	693	286	0
	Brazil Government International Bond	1.950%	04/20/2016	0.544%		300	0	9	9	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		24,600	(71)	285	214	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		100,000	(1,323)	2,066	743	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		23,700	(234)	378	144	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		9,000	(317)	191	0	(126)
	China Government International Bond	1.000%	06/20/2015	0.141%		126,600	1,811	(704)	1,107	0
	China Government International Bond	1.000%	09/20/2015	0.152%		50,000	402	138	540	0
	China Government International Bond	1.000%	12/20/2015	0.191%		25,000	362	(54)	308	0
	China Government International Bond	1.000%	12/20/2018	0.623%		67,500	812	320	1,132	0
	China Government International Bond	1.000%	03/20/2019	0.676%		25,000	(48)	428	380	0
	China Government International Bond	1.000%	06/20/2019	0.724%		110,000	773	718	1,491	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		47,300	320	230	550	0
	Credit Agricole S.A.	1.000%	06/20/2019	0.730%	EUR	25,000	510	(48)	462	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		$15,600	3,073	82	3,155	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		25,000	(1,123)	1,232	109	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		32,900	(1,099)	1,489	390	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		65,000	(784)	1,669	885	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.444%		25,000	498	180	678	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR	16,000	280	275	555	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		$15,000	(435)	556	121	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		50,000	(660)	1,064	404	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		10,000	(405)	214	0	(191)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		45,000	(1,440)	374	0	(1,066)
	Japan Government International Bond	1.000%	06/20/2015	0.085%		46,700	443	(9)	434	0
	Japan Government International Bond	1.000%	09/20/2015	0.097%		125,000	2,043	(609)	1,434	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		40,300	727	(186)	541	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		9,100	(125)	168	43	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		50,000	(1,280)	1,839	559	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		39,000	(146)	569	423	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		20,000	192	181	373	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		25,000	(358)	905	547	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		298,700	(448)	6,501	6,053	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		135,000	1,139	1,287	2,426	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		50,000	903	(62)	841	0
	Prudential Financial, Inc.	5.000%	09/20/2014	0.059%		10,000	(179)	307	128	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.105%		25,000	305	(20)	285	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.165%		10,000	(114)	262	148	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		25,000	510	57	567	0
	Russia Government International Bond	1.000%	09/20/2015	0.940%		50,000	(101)	153	52	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		25,000	(758)	560	0	(198)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		23,200	(1,605)	925	0	(680)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		175,000	(9,791)	3,969	0	(5,822)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	30,000	(336)	825	489	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		$10,000	184	123	307	0
BPS	American International Group, Inc.	1.000%	06/20/2019	0.521%		10,000	179	55	234	0
	AT&T, Inc.	1.000%	06/20/2017	0.200%		25,000	560	43	603	0
	Australia & New Zealand Banking Group Ltd.	1.000%	06/20/2019	0.530%		5,000	105	10	115	0
	Bank of America Corp.	1.000%	06/20/2015	0.207%		75,000	578	28	606	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		25,000	(468)	644	176	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		35,000	(1,481)	992	0	(489)
	China Government International Bond	1.000%	06/20/2015	0.141%		25,000	384	(165)	219	0
	China Government International Bond	1.000%	09/20/2015	0.152%		15,000	94	68	162	0
	China Government International Bond	1.000%	12/20/2016	0.299%		30,000	615	(84)	531	0
	China Government International Bond	1.000%	03/20/2019	0.676%		25,000	97	282	379	0
	China Government International Bond	1.000%	06/20/2019	0.724%		185,000	1,129	1,378	2,507	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		7,500	133	39	172	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		15,000	(141)	272	131	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		34,400	(1,730)	1,880	150	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		35,000	(951)	1,236	285	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		10,000	(149)	230	81	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		30,000	(1,207)	634	0	(573)
	International Business Machines Corp.	1.000%	06/20/2019	0.372%		50,000	1,407	132	1,539	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		19,500	(280)	706	426	0

	Mexico Government International Bond	1.000%	09/20/2019	0.673%		50,000	903	(62)	841	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		15,000	(467)	334	0	(133)
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		50,000	1,038	96	1,134	0
	State Street Corp.	1.000%	06/20/2016	0.332%		76,000	1,131	(102)	1,029	0
	U.S. Treasury Notes	0.250%	12/20/2014	0.050%	EUR	100,000	(581)	723	142	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.050%		45,000	(219)	313	94	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%		25,000	(495)	622	127	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		$70,000	463	53	516	0
	UnitedHealth Group, Inc.	1.000%	06/20/2018	0.244%		25,000	677	73	750	0
BRC	American International Group, Inc.	1.000%	06/20/2019	0.521%		45,200	811	245	1,056	0
	AT&T, Inc.	1.000%	12/20/2017	0.241%		25,000	573	91	664	0
	Bank of America Corp.	1.000%	12/20/2014	0.155%		100,000	443	(7)	436	0
	Bank of America Corp.	1.000%	06/20/2015	0.207%		50,000	392	13	405	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		65,000	(1,169)	1,628	459	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		25,000	453	(27)	426	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		80,000	1,650	651	2,301	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%		75,000	1,984	189	2,173	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2020	0.538%		20,000	360	174	534	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2021	0.665%		20,000	229	229	458	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		37,000	(1,080)	1,600	520	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2024	0.863%		25,000	321	(15)	306	0
	Brazil Government International Bond	1.000%	03/20/2015	0.259%		60,000	(1,134)	1,476	342	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		127,100	(1,967)	2,855	888	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		240,700	(2,853)	4,842	1,989	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		105,000	(514)	1,396	882	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		54,390	(474)	938	464	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		21,200	(51)	235	184	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%		25,000	(719)	939	220	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		25,000	(871)	1,057	186	0
	China Development Bank Corp.	1.000%	06/20/2016	0.594%		20,000	(97)	263	166	0
	China Government International Bond	1.000%	06/20/2015	0.141%		50,000	817	(379)	438	0
	China Government International Bond	1.000%	09/20/2015	0.152%		25,000	308	(38)	270	0
	China Government International Bond	1.000%	12/20/2015	0.191%		75,000	1,074	(150)	924	0
	China Government International Bond	1.000%	09/20/2016	0.258%		50,000	630	215	845	0
	China Government International Bond	1.000%	12/20/2016	0.299%		163,300	3,104	(215)	2,889	0
	China Government International Bond	1.000%	12/20/2018	0.623%		155,100	1,727	874	2,601	0
	China Government International Bond	1.000%	03/20/2019	0.676%		125,000	304	1,591	1,895	0
	China Government International Bond	1.000%	06/20/2019	0.724%		199,300	1,384	1,316	2,700	0
	Citigroup, Inc.	1.000%	06/20/2019	0.642%		25,000	309	128	437	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		30,000	(266)	527	261	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		25,000	4,886	171	5,057	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		50,000	(2,557)	2,775	218	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%		89,200	627	(51)	576	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		50,000	423	(8)	415	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		100,000	1,491	45	1,536	0
	General Motors Co.	5.000%	03/20/2016	0.594%		40,000	3,517	(412)	3,105	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		45,000	(1,437)	1,803	366	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		60,000	(891)	1,377	486	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		10,000	(149)	230	81	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		25,000	(969)	491	0	(478)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		100,000	(3,035)	664	0	(2,371)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		30,300	114	191	305	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		120,500	(1,033)	1,533	500	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%		175,000	1,535	(118)	1,417	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		25,000	304	(25)	279	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		25,000	431	(19)	412	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		25,000	555	(17)	538	0
	MetLife, Inc.	1.000%	06/20/2019	0.532%		100,000	1,928	361	2,289	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		61,000	(635)	1,297	662	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%		50,000	(124)	750	626	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		1,400	(12)	31	19	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		23,500	(830)	1,267	437	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		5,000	(112)	222	110	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		191,000	(316)	4,186	3,870	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		50,000	435	463	898	0
	Mexico Government International Bond	1.000%	06/20/2024	1.120%		5,000	(140)	89	0	(51)
	Morgan Stanley	1.000%	09/20/2014	0.161%		100	(3)	3	0	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		85,000	1,495	465	1,960	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		80,000	1,609	206	1,815	0
	Russia Government International Bond	1.000%	12/20/2016	1.183%		50,000	(205)	(4)	0	(209)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		10,300	(689)	387	0	(302)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		87,500	(5,796)	2,885	0	(2,911)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		15,800	(149)	429	280	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.050%	EUR	104,000	(1,467)	1,686	219	0
CBK	American International Group, Inc.	1.000%	06/20/2019	0.521%		$5,600	84	47	131	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		25,000	(434)	611	177	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%		25,000	629	(9)	620	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2018	0.307%		25,000	670	17	687	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		21,000	(330)	503	173	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		113,700	(915)	1,885	970	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		40,000	(1,045)	1,342	297	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		15,000	(136)	227	91	0
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.923%		10,000	23	42	65	0
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.381%		20,800	547	84	631	0
	China Government International Bond	1.000%	06/20/2015	0.141%		24,900	388	(170)	218	0
	China Government International Bond	1.000%	12/20/2016	0.299%		50,000	981	(96)	885	0
	China Government International Bond	1.000%	12/20/2018	0.623%		120,600	1,273	749	2,022	0
	China Government International Bond	1.000%	03/20/2019	0.676%		240,000	1,068	2,572	3,640	0
	China Government International Bond	1.000%	06/20/2019	0.724%		667,600	4,392	4,653	9,045	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		25,000	141	149	290	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		17,500	319	83	402	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		10,000	(97)	184	87	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%		10,000	(396)	484	88	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	03/20/2018	0.282%		10,000	0	70	70	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.155%		50,000	1,187	(559)	628	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		25,000	(1,123)	1,232	109	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		25,000	(876)	1,130	254	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		25,000	(190)	530	340	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.444%		25,000	487	192	679	0
	General Motors Co.	5.000%	09/20/2016	0.669%		15,000	1,502	(36)	1,466	0
	HSBC Bank PLC	1.000%	06/20/2019	0.485%	EUR	25,000	853	24	877	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		$12,100	(274)	372	98	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		15,000	(218)	339	121	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		5,000	(95)	135	40	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		15,000	(503)	217	0	(286)
	Italy Government International Bond	1.000%	06/20/2019	0.919%		10,300	(185)	228	43	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%		10,000	100	(79)	21	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		10,800	(272)	323	51	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		91,800	(808)	1,804	996	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		232,600	(2,150)	5,449	3,299	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		50,000	(48)	841	793	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		25,000	(707)	1,146	439	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		37,500	(706)	1,404	698	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		84,700	61	1,655	1,716	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		320,400	2,656	3,102	5,758	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		50,000	853	(11)	842	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		15,000	(455)	322	0	(133)
	Mexico Government International Bond	1.000%	06/20/2024	1.120%		10,000	(304)	203	0	(101)
	Petrobras International Finance Co.	1.000%	03/20/2015	0.644%		65,000	160	28	188	0
	Prudential Financial, Inc.	5.000%	09/20/2014	0.059%		5,000	(90)	153	63	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		15,000	299	41	340	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		25,000	(750)	552	0	(198)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		72,500	(4,968)	2,844	0	(2,124)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		440,000	(25,492)	10,854	0	(14,638)
	Sberbank of Russia	1.000%	09/20/2014	1.002%		50,000	(129)	144	15	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		47,400	362	102	464	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		54,000	1,036	621	1,657	0
	Whirlpool Corp.	1.000%	06/20/2019	0.730%		100,000	1,340	(8)	1,332	0

DUB	American International Group, Inc.	1.000%	03/20/2019	0.488%		59,800	908	517	1,425	0
	American International Group, Inc.	1.000%	06/20/2019	0.521%		55,000	917	369	1,286	0
	AT&T, Inc.	1.000%	06/20/2019	0.388%		15,000	261	189	450	0
	Australia Government International Bond	1.000%	06/20/2019	0.297%		50,000	1,589	135	1,724	0
	Bank of America Corp.	1.000%	06/20/2015	0.207%		100,000	790	19	809	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2014	0.074%		25,000	(495)	613	118	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		65,000	(932)	1,391	459	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		40,000	724	(42)	682	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2018	0.307%		25,000	605	82	687	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%		25,000	586	138	724	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		20,000	16	265	281	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2024	0.850%		25,000	(418)	747	329	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2024	0.863%		75,000	(319)	1,238	919	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		61,800	(873)	1,305	432	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		110,000	(1,220)	2,129	909	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		75,000	(494)	1,124	630	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		100,000	(168)	1,035	867	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		70,400	(1,508)	2,031	523	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		20,000	(163)	284	121	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		29,700	(1,271)	855	0	(416)
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.381%		20,800	578	53	631	0
	China Government International Bond	1.000%	12/20/2015	0.191%		25,000	349	(41)	308	0
	China Government International Bond	1.000%	12/20/2016	0.299%		115,400	2,264	(222)	2,042	0
	China Government International Bond	1.000%	12/20/2018	0.623%		190,000	1,955	1,231	3,186	0
	China Government International Bond	1.000%	03/20/2019	0.676%		82,500	287	964	1,251	0
	China Government International Bond	1.000%	06/20/2019	0.724%		255,000	1,420	2,035	3,455	0
	Citigroup, Inc.	1.000%	06/20/2019	0.642%		75,000	947	365	1,312	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		50,000	305	276	581	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		25,000	460	114	574	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		10,000	(48)	135	87	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		15,000	2,798	132	2,930	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		15,300	2,975	119	3,094	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		110,000	(4,219)	5,333	1,114	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		50,000	(1,411)	2,005	594	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		2,600	(210)	245	35	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		75,000	1,128	23	1,151	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		150,000	2,777	1,287	4,064	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.444%		100,000	2,118	596	2,714	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	20,000	293	395	688	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		$25,000	(619)	822	203	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		15,000	(211)	332	121	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		45,000	(2,120)	1,259	0	(861)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		50,000	(1,511)	326	0	(1,185)
	International Business Machines Corp.	1.000%	06/20/2019	0.372%		25,000	723	47	770	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		58,000	211	373	584	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		47,200	(943)	1,200	257	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		492,800	(1,292)	3,338	2,046	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		13,000	71	(33)	38	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		41,700	786	(226)	560	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%		150,000	1,312	(96)	1,216	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%		150,000	1,510	(21)	1,489	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		25,000	522	17	539	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		70,000	911	726	1,637	0
	MetLife, Inc.	1.000%	06/20/2019	0.532%		75,000	1,525	191	1,716	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		9,400	(118)	220	102	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%		50,000	(456)	1,081	625	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		143,200	(1,131)	3,162	2,031	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		25,000	(871)	1,336	465	0
	Mexico Government International Bond	1.000%	03/20/2017	0.288%		15,000	(165)	461	296	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		46,700	(762)	1,782	1,020	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		172,000	(208)	3,694	3,486	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		17,700	52	287	339	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		120,100	1,228	930	2,158	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		25,000	452	(31)	421	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		10,000	(254)	165	0	(89)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		88,000	1,602	427	2,029	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		79,800	1,621	190	1,811	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		400	0	7	7	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.050%	EUR	25,000	(344)	396	52	0
	U.S. Treasury Notes	0.250%	06/20/2015	0.057%		50,000	(526)	661	135	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%		50,000	(689)	854	165	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.084%		50,000	(951)	1,183	232	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%		50,000	(931)	1,185	254	0
	UnitedHealth Group, Inc.	1.000%	06/20/2019	0.348%		$50,000	1,433	165	1,598	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		4,000	90	33	123	0
FBF	AT&T, Inc.	1.000%	06/20/2017	0.200%		25,000	560	43	603	0
	AT&T, Inc.	1.000%	06/20/2019	0.388%		10,000	164	136	300	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%		50,000	1,270	179	1,449	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		70,000	(777)	1,355	578	0
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.162%		590	(23)	38	15	0
	China Government International Bond	1.000%	03/20/2015	0.123%		25,000	119	49	168	0
	China Government International Bond	1.000%	06/20/2015	0.141%		25,000	136	83	219	0
	CIT Group, Inc.	5.000%	03/20/2015	0.345%		36,000	1,463	(190)	1,273	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		5,000	(43)	87	44	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		10,000	(970)	1,062	92	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%		11,300	(437)	537	100	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		6,500	1,256	59	1,315	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%		11,200	(181)	205	24	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		10,000	(218)	299	81	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		20,000	(318)	480	162	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		21,900	(496)	672	176	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		13,900	(271)	337	66	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		10,000	222	(6)	216	0
	MetLife, Inc.	1.000%	06/20/2019	0.532%		30,000	598	89	687	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		25,000	(217)	489	272	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		15,000	127	152	279	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		42,500	(31)	892	861	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		10,000	(270)	182	0	(88)
	Prudential Financial, Inc.	1.000%	09/20/2015	0.105%		10,000	122	(8)	114	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		25,000	432	144	576	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		25,000	449	118	567	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR	173,500	(2,143)	2,869	726	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		$50,000	538	(48)	490	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		30,000	673	248	921	0
	Whirlpool Corp.	1.000%	06/20/2019	0.730%		50,000	646	19	665	0
GST	Apple, Inc.	1.000%	06/20/2019	0.331%		10,000	354	(26)	328	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		111,400	(1,718)	2,504	786	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.089%		30,000	(962)	1,240	278	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.124%		60,000	(1,275)	2,074	799	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		30,800	(414)	629	215	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%		47,500	(289)	707	418	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		15,000	(628)	418	0	(210)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.923%		85,000	261	297	558	0
	Canada Government Bond	1.000%	03/20/2015	0.221%		10,000	243	(183)	60	0
	China Government International Bond	1.000%	09/20/2015	0.152%		25,000	182	87	269	0
	China Government International Bond	1.000%	06/20/2017	0.360%		15,000	260	29	289	0
	China Government International Bond	1.000%	12/20/2018	0.623%		25,000	226	193	419	0
	China Government International Bond	1.000%	06/20/2019	0.724%		10,000	82	53	135	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		31,100	146	216	362	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%		16,000	337	31	368	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		20,000	(184)	358	174	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.444%		25,000	522	157	679	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		10,000	(333)	414	81	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		15,000	(605)	318	0	(287)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		26,100	(745)	127	0	(618)
	Italy Government International Bond	1.000%	06/20/2019	0.919%		30,400	(195)	321	126	0
	Japan Government International Bond	1.000%	06/20/2015	0.085%		41,900	49	340	389	0
	Japan Government International Bond	1.000%	09/20/2015	0.097%		50,000	806	(232)	574	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		30,200	568	(162)	406	0
	MetLife, Inc.	1.000%	03/20/2015	0.075%		25,000	(1,561)	1,737	176	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		27,000	(1,638)	1,987	349	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		32,000	538	210	748	0

	Mexico Government International Bond	1.000%	09/20/2016	0.230%		54,400	(485)	1,439	954	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		3,300	(108)	176	68	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		10,000	(143)	361	218	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		161,300	(206)	3,474	3,268	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		68,300	601	627	1,228	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		50,000	903	(62)	841	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		35,000	(950)	640	0	(310)
	Prudential Financial, Inc.	1.000%	03/20/2016	0.165%		26,300	(289)	679	390	0
	Russia Government International Bond	1.000%	12/20/2016	1.183%		25,000	(141)	37	0	(104)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		100,000	(5,281)	1,954	0	(3,327)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		31,100	(265)	814	549	0
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	20,000	(250)	576	326	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		$37,200	133	141	274	0
	Venezuela Government International Bond	5.000%	06/20/2019	9.220%		12,500	(2,184)	253	0	(1,931)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.438%		50,000	(1,003)	(68)	0	(1,071)
	China Government International Bond	1.000%	06/20/2017	0.360%		10,000	174	19	193	0
	China Government International Bond	1.000%	12/20/2018	0.623%		82,500	968	415	1,383	0
	China Government International Bond	1.000%	03/20/2019	0.676%		30,000	(44)	499	455	0
	China Government International Bond	1.000%	06/20/2019	0.724%		45,000	341	268	609	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		10,000	(53)	140	87	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%		2,800	(108)	133	25	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		25,000	(792)	995	203	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		25,000	(566)	768	202	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%		2,000	(39)	55	16	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		35,000	(1,321)	652	0	(669)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		124,100	(3,687)	745	0	(2,942)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%		10,000	(245)	(36)	0	(281)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		39,600	(693)	908	215	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		145,200	(918)	1,521	603	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		50,000	866	(24)	842	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%		25,000	(70)	98	28	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.749%		50,000	142	(4)	138	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		91,300	(2,178)	1,455	0	(723)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		74,000	(5,079)	2,911	0	(2,168)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		412,500	(28,394)	14,671	0	(13,723)
	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR	100,000	(1,239)	1,658	419	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%		50,000	(1,084)	1,338	254	0
	U.S. Treasury Notes	0.250%	12/20/2018	0.142%		50,000	(172)	508	336	0
JPM	American International Group, Inc.	1.000%	06/20/2019	0.521%		$66,900	1,204	360	1,564	0
	Anglo American Capital PLC	1.000%	06/20/2019	1.395%		3,400	(96)	34	0	(62)
	AT&T, Inc.	1.000%	06/20/2017	0.200%		15,000	326	35	361	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.089%		20,000	(816)	1,001	185	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.124%		15,000	(463)	663	200	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		25,000	438	(12)	426	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		25,000	602	(20)	582	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%		45,000	1,057	246	1,303	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		40,000	(420)	700	280	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		107,000	(1,219)	2,103	884	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		50,000	(84)	518	434	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%		99,000	(1,137)	2,008	871	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		46,200	(630)	973	343	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		52,300	(470)	789	319	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		25,000	(875)	525	0	(350)
	China Development Bank Corp.	1.000%	06/20/2016	0.594%		15,000	(130)	255	125	0
	China Government International Bond	1.000%	06/20/2015	0.141%		60,000	494	31	525	0
	China Government International Bond	1.000%	09/20/2015	0.152%		10,000	62	45	107	0
	China Government International Bond	1.000%	12/20/2015	0.191%		25,000	349	(41)	308	0
	China Government International Bond	1.000%	12/20/2018	0.623%		115,000	1,188	741	1,929	0
	China Government International Bond	1.000%	03/20/2019	0.676%		60,000	0	910	910	0
	China Government International Bond	1.000%	06/20/2019	0.724%		190,500	1,135	1,446	2,581	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		40,000	214	251	465	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		25,000	(193)	411	218	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		15,000	2,955	79	3,034	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2019	0.665%		25,000	5,128	98	5,226	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		75,000	(3,867)	4,194	327	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		15,000	(526)	678	152	0
	General Electric Capital Corp.	0.280%	03/20/2016	0.237%		10,000	0	8	8	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%		50,000	1,133	9	1,142	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	3,400	50	67	117	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		$35,000	(814)	1,098	284	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		8,700	(138)	209	71	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		10,000	(178)	259	81	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%		2,500	(46)	66	20	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%		5,000	(79)	119	40	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		15,000	(605)	318	0	(287)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		50,000	(1,325)	139	0	(1,186)
	International Business Machines Corp.	1.000%	06/20/2019	0.372%		205,000	5,883	426	6,309	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		13,000	71	(17)	54	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		50,000	272	(127)	145	0
	Japan Government International Bond	1.000%	09/20/2015	0.097%		75,000	1,220	(360)	860	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%		25,000	(1,694)	1,974	280	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		23,000	(1,415)	1,713	298	0
	MetLife, Inc.	1.000%	06/20/2019	0.532%		50,000	1,076	68	1,144	0
	Mexico Government International Bond	0.920%	03/20/2016	0.200%		6,950	0	105	105	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		52,700	234	690	924	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		25,000	(889)	1,354	465	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		400	(13)	21	8	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		25,000	(332)	879	547	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		93,600	(183)	2,080	1,897	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		223,900	2,185	1,838	4,023	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		5,000	(127)	83	0	(44)
	Russia Government International Bond	1.000%	06/20/2017	1.282%		25,000	(743)	545	0	(198)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		176,300	(10,347)	4,482	0	(5,865)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		15,000	299	162	461	0
MBC	Brazil Government International Bond	1.000%	06/20/2015	0.319%		248,900	1,734	5	1,739	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		130,500	938	141	1,079	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		100,000	730	110	840	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		61,200	452	71	523	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%		2,300	15	1	16	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%		50,000	561	65	626	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		10,000	126	15	141	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		24,100	361	62	423	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		39,900	630	113	743	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		11,700	209	34	243	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		48,500	857	203	1,060	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		157,600	2,154	1,040	3,194	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		55,000	612	376	988	0
	Mexico Government International Bond	1.000%	06/20/2024	1.120%		10,000	(196)	95	0	(101)
MYC	AT&T, Inc.	1.000%	06/20/2019	0.388%		25,000	410	340	750	0
	Australia Government International Bond	1.000%	06/20/2019	0.297%		25,000	794	68	862	0
	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	55,600	577	26	603	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		$77,000	(1,445)	1,988	543	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2019	0.408%		50,000	1,391	58	1,449	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%		31,500	(305)	525	220	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		25,000	(157)	363	206	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		100,000	(806)	1,646	840	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		75,000	(608)	1,248	640	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		25,000	(883)	1,069	186	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		45,000	(1,751)	1,122	0	(629)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.923%		10,000	15	50	65	0
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.381%		8,400	233	21	254	0
	China Development Bank Corp.	1.000%	06/20/2016	0.594%		50,000	(326)	742	416	0
	China Government International Bond	1.000%	03/20/2015	0.123%		13,300	63	26	89	0
	China Government International Bond	1.000%	12/20/2015	0.191%		50,000	712	(96)	616	0
	China Government International Bond	1.000%	06/20/2017	0.360%		15,000	236	53	289	0
	China Government International Bond	1.000%	12/20/2018	0.623%		100,000	1,039	637	1,676	0
	China Government International Bond	1.000%	03/20/2019	0.676%		57,500	17	855	872	0
	China Government International Bond	1.000%	06/20/2019	0.724%		70,000	497	451	948	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%		15,000	44	131	175	0
	Credit Suisse Group	1.000%	06/20/2015	0.176%	EUR	24,700	289	(5)	284	0
	Export-Import Bank of China	1.000%	06/20/2016	0.574%		$40,000	(232)	580	348	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		14,800	2,762	130	2,892	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		25,000	4,915	142	5,057	0
	General Electric Capital Corp.	1.000%	09/20/2014	0.155%		75,000	534	(367)	167	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		50,000	(2,368)	2,585	217	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		85,000	(3,104)	3,965	861	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		25,000	469	208	677	0

	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		25,000	(623)	826	203	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		30,000	(449)	692	243	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		20,000	(342)	503	161	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		15,000	(318)	(38)	0	(356)
	Italy Government International Bond	1.000%	12/20/2016	0.594%		69,300	729	(13)	716	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%		23,000	80	152	232	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		26,400	(478)	622	144	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		37,000	194	(41)	153	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		50,000	272	(127)	145	0
	Japan Government International Bond	1.000%	06/20/2015	0.085%		25,000	82	150	232	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		5,000	90	(24)	66	0
	Mexico Government International Bond	1.000%	12/20/2015	0.178%		25,000	(356)	669	313	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		63,900	(506)	1,626	1,120	0
	Mexico Government International Bond	1.000%	03/20/2017	0.288%		5,000	(55)	154	99	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		10,600	(356)	577	221	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		25,000	(332)	879	547	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		75,000	(184)	1,703	1,519	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		145,000	1,256	1,350	2,606	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		25,000	(634)	413	0	(221)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		7,700	(437)	181	0	(256)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		31,000	(279)	826	547	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		3,800	7	59	66	0
	United Kingdom Gilt	0.250%	03/20/2015	0.031%		30,000	(339)	389	50	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		170,000	1,455	(202)	1,253	0
	United Kingdom Gilt	1.000%	12/20/2016	0.069%		30,000	816	(112)	704	0
	Venezuela Government International Bond	5.000%	06/20/2019	9.220%		5,000	(875)	103	0	(772)
RYL	China Government International Bond	1.000%	06/20/2015	0.141%		104,600	1,382	(467)	915	0
	China Government International Bond	1.000%	12/20/2015	0.191%		25,000	362	(54)	308	0
	China Government International Bond	1.000%	09/20/2016	0.258%		1,300	(16)	38	22	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%		65,000	(1,465)	1,992	527	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		46,900	(1,041)	1,419	378	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%		13,700	(216)	326	110	0
	Japan Government International Bond	1.000%	06/20/2015	0.085%		2,100	20	(1)	19	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%		50,000	930	(258)	672	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		5,000	(139)	227	88	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR	62,000	(752)	1,012	260	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.084%		25,000	(429)	544	115	0
SOG	U.S. Treasury Notes	0.250%	06/20/2015	0.057%		25,000	(221)	289	68	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%		50,000	(689)	854	165	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%		50,000	(1,095)	1,349	254	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		$72,700	160	376	536	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		19,200	202	(14)	188	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		3,300	(60)	83	23	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		27,600	(261)	489	228	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		35,000	(336)	635	299	0
	China Government International Bond	1.000%	06/20/2015	0.141%		25,000	396	(178)	218	0
	China Government International Bond	1.000%	09/20/2015	0.152%		25,000	219	50	269	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		65,000	(3,362)	3,645	283	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%		13,600	(215)	324	109	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		19,100	(270)	477	207	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		17,900	(79)	392	313	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		10,000	(135)	354	219	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR	35,500	(408)	557	149	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.084%		125,000	(2,168)	2,748	580	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%		175,700	(2,371)	3,264	893	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		$100,000	1,202	(223)	979	0
	United Kingdom Gilt	1.000%	12/20/2015	0.046%		37,300	858	(318)	540	0

							$(71,876)	$350,050	$352,584	$(74,410)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	$24,445	$(611)	$477	$0	$(134)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	1,000	(43)	29	0	(14)
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	22,799	(4,895)	367	0	(4,528)
	CDX.EM-12 5-Year Index	5.000%	12/20/2014	75,200	8,835	(8,190)	645	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	494,500	60,593	(49,554)	11,039	0
	CDX.HY-21 3-Year Index	5.000%	12/20/2016	99,000	7,301	678	7,979	0
CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	9,778	(266)	212	0	(54)
	MCDX-15 5-Year Index	1.000%	12/20/2015	28,100	(1,092)	1,299	207	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	249,000	2,714	454	3,168	0
	MCDX-22 10-Year Index	1.000%	06/20/2024	50,000	(723)	(17)	0	(740)
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	99,900	11,676	(10,819)	857	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	491,800	61,681	(50,702)	10,979	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	15,547	(418)	332	0	(86)
	MCDX-15 5-Year Index	1.000%	12/20/2015	25,000	(980)	1,164	184	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	32,400	4,200	(3,477)	723	0
	CDX.HY-21 3-Year Index	5.000%	12/20/2016	24,750	1,810	185	1,995	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	4,009	(120)	98	0	(22)
GST	CDX.EM-12 5-Year Index	5.000%	12/20/2014	24,300	2,892	(2,684)	208	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	50,700	6,337	(5,205)	1,132	0
	CDX.IG-9 10-Year Index 30-100%	0.508%	12/20/2017	241,125	0	3,340	3,340	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	62,017	0	945	945	0
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	23,485	(70)	(14)	0	(84)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	27,183	(470)	320	0	(150)
	MCDX-14 5-Year Index	1.000%	06/20/2015	80,000	(4,046)	4,546	500	0
	MCDX-15 5-Year Index	1.000%	12/20/2015	10,000	(389)	462	73	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	125,000	1,491	100	1,591	0
HUS	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,900	(2,686)	214	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	934,300	115,625	(94,771)	20,854	0
JPM	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,838	(2,623)	215	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	68,100	7,866	(6,345)	1,521	0
	CDX.IG-9 10-Year Index 30-100%	0.510%	12/20/2017	144,675	0	2,017	2,017	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	130,979	0	2,020	2,020	0
MYC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,963	(2,749)	214	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	153,200	16,939	(13,519)	3,420	0
	CDX.HY-21 3-Year Index	5.000%	12/20/2016	74,250	5,430	555	5,985	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	43,762	(1,118)	877	0	(241)
	MCDX-15 5-Year Index	1.000%	12/20/2015	21,900	(866)	1,027	161	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	171,000	1,792	384	2,176	0
	MCDX-22 10-Year Index	1.000%	06/20/2024	50,000	(897)	158	0	(739)
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	50,000	4,975	(4,546)	429	0

					$313,854	$(235,855)	$84,791	$(6,792)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	71,100	$180	$(1,566)	$0	$(1,386)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	800,800	(161)	2,518	2,357	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		876,000	(235)	2,925	2,690	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		379,500	(691)	118	0	(573)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		700,000	771	2,546	3,317	0
	Pay	28-Day MXN-TIIE	7.270%	04/10/2029		1,400,000	94	6,918	7,012	0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	550,000	394	2,164	2,558	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	136,900	(176)	64	0	(112)
BRC	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	550,000	607	1,952	2,559	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,720,079	832	4,176	5,008	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		367,700	(214)	861	647	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		8,268,300	(3,992)	28,333	24,341	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		951,000	(680)	1,529	849	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		328,400	(212)	904	692	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		272,900	(62)	833	771	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		536,000	(748)	1,799	1,051	0
	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		1,310,000	18	4,365	4,383	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		800,000	555	3,536	4,091	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		156,000	64	(96)	0	(32)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		466,000	(240)	755	515	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		121,800	(350)	250	0	(100)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	81,200	195	(1,784)	0	(1,589)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	987,000	(410)	3,441	3,031	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		300,000	(442)	1,030	588	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		272,800	(460)	236	0	(224)
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		810,000	(4)	1,436	1,432	0
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	9,600	3	(41)	0	(38)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,301,100	(826)	4,657	3,831	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		875,400	(638)	1,419	781	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		672,100	(422)	1,839	1,417	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		791,100	(152)	2,389	2,237	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		3,275,000	1,366	8,690	10,056	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		299,400	(734)	488	0	(246)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		7,900,000	8,059	29,366	37,425	0
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	566,400	(24)	2,659	2,635	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	3,248,200	530	8,929	9,459	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,119,200	(713)	2,684	1,971	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,033,000	(1,781)	10,709	8,928	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		363,100	(290)	614	324	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		73,000	(116)	218	102	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		266,700	(20)	774	754	0
	Pay	28-Day MXN-TIIE	5.470%	04/26/2019		570,000	54	1,089	1,143	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		345,000	(449)	1,125	676	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		2,226,300	(4,252)	887	0	(3,365)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		500,000	(38)	(64)	0	(102)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		345,400	(568)	284	0	(284)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		16,400	0	52	52	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		1,300,000	1,998	292	2,290	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	1,081,500	492	4,540	5,032	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	235,900	(95)	592	497	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		105,200	(7)	304	297	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		1,026,000	(349)	3,499	3,150	0
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	133,800	(155)	(2,889)	0	(3,044)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		63,900	212	(1,469)	0	(1,257)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		35,100	98	(237)	0	(139)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	2,098,700	852	5,259	6,111	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		500,000	52	829	881	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,355,000	(1,687)	11,564	9,877	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		47,000	(76)	141	65	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		447,800	(252)	1,196	944	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,118,700	(177)	3,340	3,163	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		450,000	(559)	1,440	881	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		770,500	179	2,691	2,870	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		400,000	298	1,748	2,046	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		3,187,800	(7,127)	2,309	0	(4,818)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		1,098,000	(416)	1,629	1,213	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		650,000	953	192	1,145	0
	Pay	28-Day MXN-TIIE	7.580%	04/05/2034		560,000	(9)	3,229	3,220	0
SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		5,321,000	(526)	16,863	16,337	0
	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		1,600,000	267	5,087	5,354	0
UAG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	579,000	10	2,684	2,694	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	175,000	(31)	546	515	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		1,300,000	1,949	340	2,289	0

							$(10,484)	$213,729	$220,554	$(17,309)

Total Swap Agreements							$231,494	$327,924	$657,929	$(98,511)

(n)	Securities with an aggregate market value of $235,762 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$927,851	$6,649	$934,500
Corporate Bonds & Notes
Banking & Finance	103,790	29,761,884	637,106	30,502,780
Industrials	0	4,190,924	84,179	4,275,103
Utilities	0	2,477,353	0	2,477,353
Municipal Bonds & Notes
Alabama	0	112,118	0	112,118
Arizona	0	14,535	0	14,535
California	0	4,649,464	0	4,649,464
Colorado	0	76,993	0	76,993
Connecticut	0	4,277	0	4,277
Florida	0	103,425	0	103,425
Georgia	0	185,186	0	185,186
Illinois	0	604,211	0	604,211
Indiana	0	79,475	0	79,475
Iowa	0	59,012	0	59,012
Kentucky	0	226	0	226
Louisiana	0	98,656	0	98,656
Massachusetts	0	79,495	0	79,495
Michigan	0	58,043	0	58,043
Missouri	0	503	0	503
Nebraska	0	11,984	0	11,984
Nevada	0	424,442	0	424,442
New Jersey	0	216,638	0	216,638
New York	0	1,294,571	0	1,294,571
North Carolina	0	39,919	0	39,919
Ohio	0	719,642	0	719,642
Oregon	0	37,691	0	37,691
Pennsylvania	0	51,036	0	51,036
Rhode Island	0	7,185	0	7,185
Tennessee	0	7,743	0	7,743
Texas	0	209,808	0	209,808
Utah	0	761	0	761
Washington	0	32,013	0	32,013
West Virginia	0	131,418	0	131,418
Wisconsin	0	93,135	0	93,135
U.S. Government Agencies	0	39,958,873	27,629	39,986,502
U.S. Treasury Obligations	0	31,447,005	0	31,447,005
Mortgage-Backed Securities	0	14,506,580	6,217	14,512,797
Asset-Backed Securities	0	7,054,925	60,961	7,115,886
Sovereign Issues	0	41,507,360	4,064	41,511,424
Convertible Preferred Securities
Banking & Finance	178,358	0	0	178,358
Preferred Securities
Banking & Finance	32,428	0	0	32,428
Industrials	0	4,164	0	4,164
Short-Term Instruments
Certificates of Deposit	0	4,438,658	413,280	4,851,938
Commercial Paper	0	431,291	0	431,291
Repurchase Agreements	0	36,500	0	36,500
Short-Term Notes	0	72,927	0	72,927
Greece Treasury Bills	0	605,601	0	605,601
Mexico Treasury Bills	0	7,731,788	0	7,731,788
Slovenia Treasury Bills	0	137	0	137
U.S. Treasury Bills	0	79,779	0	79,779
	$314,576	$194,637,205	$1,240,085	$196,191,866

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,976,285	$0	$0	$41,976,285

Total Investments	$42,290,861	$194,637,205	$1,240,085	$238,168,151

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,425)	$0	$(19,425)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	119,589	22,229	0	141,818
Over the counter	0	822,875	1,029	823,904
	$119,589	$845,104	$1,029	$965,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,302)	(105,943)	0	(107,245)
Over the counter	0	(1,071,065)	(4,678)	(1,075,743)

	$(1,302)	$(1,177,008)	$(4,678)	$(1,182,988)

Totals	$42,409,148	$194,285,876	$1,236,436	$237,931,460
There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.3%
CORPORATE BONDS & NOTES 11.8%
BANKING & FINANCE 11.1%
American International Group, Inc.
5.050% due 10/01/2015	$10,300	$10,861
5.450% due 05/18/2017	14,500	16,185
8.250% due 08/15/2018	2,000	2,487
Bank of America Corp.
3.750% due 07/12/2016	14,600	15,365
6.400% due 08/28/2017	6,730	7,692
6.500% due 08/01/2016	3,800	4,214
Bank of America N.A.
0.645% due 05/08/2017	1,600	1,600
0.695% due 11/14/2016	2,700	2,707
6.000% due 10/15/2036	12,700	15,431
Citigroup, Inc.
0.745% due 05/01/2017	16,500	16,498
2.250% due 08/07/2015	10,100	10,268
4.750% due 05/19/2015	119	123
5.000% due 09/15/2014	6,200	6,255
5.500% due 10/15/2014	6,966	7,067
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	13,900	14,169
3.984% due 06/15/2016	400	423
7.000% due 04/15/2015	8,100	8,508
12.000% due 05/15/2015	7,100	7,804
Goldman Sachs Group, Inc.
0.852% due 06/04/2017	1,000	1,001
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,509
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,222
Morgan Stanley
0.706% due 10/15/2015	3,700	3,709
4.100% due 01/26/2015	30,000	30,623
5.375% due 10/15/2015	300	318
6.000% due 04/28/2015	10,400	10,886
NYSE Euronext
2.000% due 10/05/2017	50	51
Principal Life Income Funding Trusts
5.550% due 04/27/2015	4,000	4,170
Prudential Financial, Inc.
4.750% due 09/17/2015	185	194
SLM Corp.
4.000% due 07/25/2014	2,000	2,003
5.000% due 04/15/2015	12,500	12,875
6.250% due 01/25/2016	10,300	10,982
8.450% due 06/15/2018	300	355
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)	7,800	8,336
Wells Fargo & Co.
7.980% due 03/15/2018 (b)	31,300	35,760

		275,651

INDUSTRIALS 0.2%
Apple, Inc.
2.850% due 05/06/2021	1,400	1,414
3.450% due 05/06/2024	1,800	1,823
Rohm & Haas Co.
6.000% due 09/15/2017	603	682
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	128
UAL Pass-Through Trust
9.190% due 12/24/2014	1,260	25

		4,072

UTILITIES 0.5%
Entergy Corp.
3.625% due 09/15/2015	5,400	5,573
Verizon Communications, Inc.
1.981% due 09/14/2018	1,200	1,267
2.500% due 09/15/2016	1,400	1,444
3.650% due 09/14/2018	3,800	4,062

		12,346

Total Corporate Bonds & Notes (Cost $283,449)		292,069

MUNICIPAL BONDS & NOTES 7.2%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,454

CALIFORNIA 4.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,306
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	3,900	5,519
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,389
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	365	520
7.500% due 04/01/2034	4,300	6,125
7.550% due 04/01/2039	6,200	9,327
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,782
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,336
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,678
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,846
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,190
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	38,000	39,564
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,135
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226
7.021% due 08/01/2040	300	339
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,417
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	8,097
6.583% due 05/15/2049	3,800	4,976
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	600	785

		102,686

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	95	112

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	200	225
6.899% due 12/01/2040	7,100	8,869

		9,094

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	540	538

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	110

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,550

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	3,172
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,905

		6,077

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,180	4,458

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,749
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	15,605
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	112
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,313

		18,779

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,271
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,286

		6,557

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,298

TEXAS 0.3%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,300	7,890

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	10,187

Total Municipal Bonds & Notes (Cost $152,017)		176,790

U.S. GOVERNMENT AGENCIES 35.4%
Fannie Mae
0.212% due 12/25/2036	400	390
0.462% due 04/25/2037	1,014	1,013
0.577% due 10/25/2022	25	26
0.602% due 05/25/2023 - 12/25/2041	2,588	2,595
0.652% due 02/25/2022	8	9
0.702% due 01/25/2022	18	18
0.752% due 08/25/2022	21	21
0.782% due 05/25/2040	3,940	4,004
0.852% due 04/25/2022 - 09/25/2022	22	22
0.875% due 08/28/2017 - 05/21/2018	52,400	51,927
0.902% due 11/25/2039 - 01/25/2040	747	757
1.250% due 01/30/2017	2,000	2,025
1.324% due 07/01/2044	228	233
1.875% due 09/18/2018	300	305
2.050% due 01/01/2035	446	477
2.269% due 05/25/2035	242	250
2.310% due 08/01/2022	500	490
2.630% due 10/10/2024	165	157
3.000% due 06/01/2029 - 07/01/2029	7,000	7,271
3.330% due 11/01/2021	287	304
3.344% due 04/01/2041	124	132
3.500% due 01/01/2026 - 04/01/2043	4,131	4,377
3.980% due 07/01/2021	118,300	128,924
4.000% due 08/01/2025 - 07/01/2044	2,760	2,945
4.500% due 09/01/2018 - 07/01/2044	101,291	109,805
4.500% due 08/01/2044	49,000	52,929
4.522% due 09/01/2035	68	73
5.000% due 05/11/2017 - 07/01/2044	5,587	6,218
5.000% due 08/01/2044	8,000	8,858
5.375% due 06/12/2017 (e)	2,800	3,164
5.500% due 03/01/2022 - 08/01/2044	63,918	71,483
5.913% due 12/25/2042	486	550
6.000% due 05/01/2017 - 01/01/2039	16,655	18,745
6.500% due 11/01/2021 - 06/25/2044	306	348
7.000% due 03/01/2015 - 09/25/2020	1	1
8.000% due 04/01/2015 - 10/01/2030	1	1
9.000% due 12/01/2017 - 06/25/2018	2	2
9.250% due 07/25/2019	31	34
10.000% due 11/01/2021	1	1

Freddie Mac
0.302% due 07/15/2019 - 08/15/2019	2,093	2,094
0.750% due 01/12/2018	68,000	66,995
0.762% due 07/15/2037	9,374	9,450
0.875% due 03/07/2018	900	887
0.902% due 08/15/2036	3,091	3,133
1.000% due 03/08/2017 - 06/29/2017 (e)	37,600	37,782
1.000% due 07/28/2017 - 09/29/2017	25,000	25,049
1.250% due 05/12/2017 - 10/02/2019	9,700	9,528
1.319% due 02/25/2045	243	248
2.217% due 02/01/2023	23	23
2.385% due 12/01/2022	133	142
2.533% due 07/01/2030	35	37
3.750% due 03/27/2019	2,000	2,199
4.000% due 04/01/2024 - 07/01/2044	172,830	183,150
4.500% due 02/01/2029 - 07/01/2044	21,219	22,970
5.000% due 01/01/2036 - 07/01/2040	217	241
5.500% due 08/23/2017 - 07/01/2039	3,625	4,051
6.000% due 02/01/2016 - 09/01/2038	9,464	10,629
7.000% due 07/15/2022	328	368
7.500% due 01/15/2023	825	936
8.000% due 11/01/2025 - 06/15/2030	441	518
9.000% due 12/15/2020	23	25
9.500% due 02/01/2018	3	3
10.000% due 03/01/2021	2	2
Ginnie Mae
0.552% due 06/16/2031	29	29
0.752% due 02/16/2030	39	40
1.625% due 06/20/2023 - 07/20/2030	1,500	1,546
2.000% due 09/20/2024 - 07/20/2027	366	383
5.000% due 07/15/2034 - 08/01/2044	10,875	11,962
6.000% due 01/15/2024	2	2
7.500% due 03/15/2024 - 09/15/2025	5	6
8.000% due 01/15/2022 - 08/15/2024	14	15
9.000% due 11/15/2017	4	4
9.500% due 01/20/2019 - 12/15/2021	3	4
Small Business Administration
7.970% due 01/25/2025	88	90

Total U.S. Government Agencies (Cost $856,743)		875,425

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	419	422
0.125% due 07/15/2022	13,297	13,386
0.125% due 01/15/2023	24,134	24,049
0.375% due 07/15/2023	16,298	16,609
0.625% due 07/15/2021	489	515
0.625% due 01/15/2024	44,396	45,986
1.125% due 01/15/2021 (e)	542	587
1.750% due 01/15/2028 (g)	35,009	40,287
2.000% due 01/15/2026	4,300	5,064
2.375% due 01/15/2025	13,079	15,843
2.375% due 01/15/2027	329	404
2.500% due 01/15/2029	42,397	53,453
3.625% due 04/15/2028	1,466	2,058
3.875% due 04/15/2029	9,805	14,325

Total U.S. Treasury Obligations (Cost $222,758)		232,988

MORTGAGE-BACKED SECURITIES 10.0%
American Home Mortgage Investment Trust
2.322% due 02/25/2045	950	961
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,248	10,062
Banc of America Funding Corp.
2.689% due 05/25/2035	1,144	1,178
BCRR Trust
5.858% due 07/17/2040	1,400	1,548
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	384	392
2.710% due 01/25/2035	3,061	3,044
5.389% due 02/25/2036	1,439	1,372
Bear Stearns Alt-A Trust
2.583% due 05/25/2035	3,091	3,031
2.790% due 09/25/2035	453	399
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	482	520
5.405% due 12/11/2040	9,900	10,304
5.700% due 06/11/2050	4,000	4,478
5.898% due 06/11/2040	13,035	14,501
Bear Stearns Mortgage Funding Trust
0.342% due 01/25/2037	8,623	6,914
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	1,352	1,358
2.500% due 10/25/2035	437	433

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.401% due 07/15/2044	9,520	9,903
5.481% due 01/15/2046	12,909	13,659
Countrywide Alternative Loan Trust
0.332% due 05/25/2047	1,984	1,728
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036	606	562
2.465% due 02/20/2035	36	36
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	17,228	18,715
5.383% due 02/15/2040	997	1,085
Credit Suisse First Boston Mortgage Securities Corp.
2.485% due 09/25/2033	6,243	6,417
4.832% due 06/25/2032	57	57
Credit Suisse Mortgage Capital Certificates
0.322% due 10/15/2021	1,961	1,958
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	17,640
DLJ Acceptance Trust
11.000% due 08/01/2019	3	4
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	202
5.444% due 03/10/2039	2,200	2,403
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	8	9
HomeBanc Mortgage Trust
0.402% due 03/25/2035	7,559	6,547
0.422% due 10/25/2035	5,658	5,114
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032	19	19
IndyMac Mortgage Loan Trust
4.458% due 11/25/2035 ^	2,328	1,957
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039	216	217
5.336% due 05/15/2047	3,700	4,017
5.420% due 01/15/2049	474	518
5.440% due 06/12/2047	1,281	1,399
5.708% due 03/18/2051	1,700	1,844
JPMorgan Mortgage Trust
2.952% due 02/25/2035	14	14
5.240% due 07/25/2035	1,700	1,740
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	689	744
5.485% due 03/12/2051	2,900	3,188
Morgan Stanley Capital Trust
5.319% due 12/15/2043	12,438	13,490
5.376% due 11/14/2042	9,395	9,747
5.610% due 04/15/2049	973	980
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	8,091	7,739
5.500% due 08/25/2035	756	773
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045	1,481	1,637
Prime Mortgage Trust
0.552% due 02/25/2019	3	3
0.552% due 02/25/2034	246	232
RBSSP Resecuritization Trust
0.402% due 02/26/2037	3,189	3,004
Residential Funding Mortgage Securities, Inc. Trust
3.801% due 02/25/2036 ^	370	329
Sequoia Mortgage Trust
0.795% due 04/19/2027	1,698	1,640
Structured Asset Mortgage Investments Trust
0.815% due 09/19/2032	251	247
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032	29	28
2.516% due 02/25/2032	34	34
5.504% due 07/25/2034	12,923	13,270
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	363
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	715	711
5.342% due 12/15/2043	3,800	4,147
5.557% due 03/15/2045	17,876	19,081
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045	548	519
1.323% due 11/25/2042	185	182
2.385% due 05/25/2035	49	50
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	430	371
2.612% due 12/25/2034	2,157	2,212
2.613% due 03/25/2036	2,254	2,263
2.615% due 01/25/2035	30	30

WFRBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	155

Total Mortgage-Backed Securities (Cost $238,678)		245,428

ASSET-BACKED SECURITIES 3.4%
Ally Auto Receivables Trust
1.550% due 08/17/2015	4	4
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 01/25/2036	4,137	3,656
Amortizing Residential Collateral Trust
0.692% due 06/25/2032	423	393
Asset-Backed Securities Corp. Home Equity Loan Trust
1.396% due 08/15/2033	3,519	3,329
Carrington Mortgage Loan Trust
0.612% due 06/25/2035	6,619	6,100
Citibank Omni Master Trust
2.902% due 08/15/2018	28,800	28,894
Countrywide Asset-Backed Certificates
0.972% due 05/25/2036	1,348	1,345
EMC Mortgage Loan Trust
0.892% due 05/25/2040	879	798
First Franklin Mortgage Loan Trust
0.412% due 11/25/2036	8,416	8,210
0.662% due 09/25/2035	2,266	2,233
Fremont Home Loan Trust
0.212% due 01/25/2037	67	30
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034	107	97
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036	20	10
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035	7,000	6,903
Quest Trust
0.272% due 08/25/2036	373	370
Residential Asset Securities Corp. Trust
0.422% due 04/25/2036	10,800	10,306
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^	798	291
SLM Private Education Loan Trust
2.802% due 12/16/2019	811	826
SMS Student Loan Trust
0.418% due 10/28/2028	2,277	2,266
0.428% due 04/28/2029	1,625	1,624
Structured Asset Investment Loan Trust
1.052% due 09/25/2034	3,375	3,238
1.277% due 07/25/2033	3,841	3,679
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	117	109

Total Asset-Backed Securities (Cost $83,567)		84,711

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (b)	4,000	4,854

UTILITIES 0.2%
Qwest Corp.
7.375% due 06/01/2051	128,400	3,393

Total Preferred Securities (Cost $7,397)		8,247

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC
0.720% due 03/09/2015	$5,700	5,673

REPURCHASE AGREEMENTS (c) 4.5%		112,260

Total Short-Term Instruments (Cost $117,932)		117,933

Total Investments in Securities (Cost $1,962,541)		2,033,591

	SHARES
INVESTMENTS IN AFFILIATES 28.0%
SHORT-TERM INSTRUMENTS 28.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.0%
PIMCO Short-Term Floating NAV Portfolio	987	10
PIMCO Short-Term Floating NAV Portfolio III	69,186,817	691,315

Total Short-Term Instruments (Cost $691,310)		691,325

Total Investments in Affiliates (Cost $691,310)		691,325

Total Investments 110.3% (Cost $2,653,851)		$2,724,916
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(3,299))		989
Other Assets and Liabilities, net (10.3%)		(254,692)

Net Assets 100.0%		$2,471,213

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$5,600	U.S. Treasury Notes 1.625% due 06/30/2019	$(5,713)	$5,600	$5,600
NMO	0.150%	06/30/2014	07/01/2014	53,200	U.S. Treasury Bills 0.037% - 0.101% due 10/02/2014 - 03/05/2015	(54,269)	53,200	53,200
SSB	0.000%	06/30/2014	07/01/2014	53,460	Fannie Mae 2.120% due 11/07/2022	(54,534)	53,460	53,460

Total Repurchase Agreements						$(114,516)	$112,260	$112,260

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $56,049 at a weighted average interest rate of (0.216%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	6.000%	07/01/2044	9,000	$(10,100)	$(10,133)

Total Short Sales					$(10,100)	$(10,133)

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	5,026	$598	$251	$0
90-Day Eurodollar December Futures	Long	12/2016	22	5	1	0
90-Day Eurodollar June Futures	Long	06/2016	344	49	17	0
90-Day Eurodollar March Futures	Long	03/2016	3,131	407	196	0
90-Day Eurodollar March Futures	Long	03/2017	22	5	1	0
90-Day Eurodollar September Futures	Long	09/2016	388	464	20	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	3,118	(341)	219	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	6,157	326	481	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	107	130	30	0

Total Futures Contracts				$1,643	$1,216	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$5,800	$116	$24	$0	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$35,600	$(304)	$(262)	$11	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	143,400	1,241	111	18	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	46,200	85	52	11	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	220,700	(93)	(99)	41	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	216,100	2,043	207	33	0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	16,600	(222)	(122)	0	(29)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	108,600	11,694	4,333	0	(581)

					$14,444	$4,220	$114	$(610)

Total Swap Agreements					$14,560	$4,244	$114	$(613)

(e)	Securities with an aggregate market value of $26,816 and cash of $648 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	$20,200	$(52)	$(8)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014	28,900	(52)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014	28,900	(425)	(111)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	19,600	(47)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014	30,300	(190)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014	7,900	(32)	(31)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014	15,800	(60)	(86)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014	15,800	(95)	(6)
RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	8,800	(27)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014	8,100	(32)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014	16,000	(281)	(20)

							$(1,293)	$(331)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(5)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(11)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(3)

						$(378)	$(24)

Total Written Options						$(1,671)	$(355)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%	$7,200	$164	$4	$168	$0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%	4,600	(55)	118	63	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%	15,000	(258)	290	32	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.140%	6,100	(178)	258	80	0
CBK	MetLife, Inc.	1.000%	12/20/2015	0.149%	3,800	(138)	187	49	0
DUB	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	1,000	12	(2)	10	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	15,000	(985)	1,153	168	0
GST	MetLife, Inc.	1.000%	09/20/2015	0.120%	1,000	(64)	75	11	0

						$(1,502)	$2,083	$581	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$2,900	$(126)	$83	$0	$(43)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	28	28	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	3,954	0	61	61	0

					$(126)	$172	$89	$(43)

Total Swap Agreements					$(1,628)	$2,255	$670	$(43)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $569 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$275,651	$0	$275,651
Industrials	0	4,047	25	4,072
Utilities	0	12,346	0	12,346
Municipal Bonds & Notes
Arizona	0	1,454	0	1,454
California	0	102,686	0	102,686
Florida	0	112	0	112
Illinois	0	9,094	0	9,094
Iowa	0	538	0	538
Massachusetts	0	110	0	110
Michigan	0	5,550	0	5,550
Nevada	0	6,077	0	6,077
New Jersey	0	4,458	0	4,458
New York	0	18,779	0	18,779
Ohio	0	6,557	0	6,557
Tennessee	0	3,298	0	3,298
Texas	0	7,890	0	7,890
Washington	0	10,187	0	10,187
U.S. Government Agencies	0	875,425	0	875,425
U.S. Treasury Obligations	0	232,988	0	232,988
Mortgage-Backed Securities	0	245,428	0	245,428
Asset-Backed Securities	0	84,711	0	84,711
Preferred Securities
Banking & Finance	0	4,854	0	4,854
Utilities	3,393	0	0	3,393
Short-Term Instruments
Commercial Paper	0	5,673	0	5,673
Repurchase Agreements	0	112,260	0	112,260
	$3,393	$2,030,173	$25	$2,033,591

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$691,325	$0	$0	$691,325

Total Investments	$694,718	$2,030,173	$25	$2,724,916

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,133)	$0	$(10,133)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,216	114	0	1,330
Over the counter	0	670	0	670
	$1,216	$784	$0	$2,000

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(613)	0	(613)
Over the counter	0	(374)	(24)	(398)

	$0	$(987)	$(24)	$(1,011)

Totals	$695,934	$2,019,837	$1	$2,715,772

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.6%
BANK LOAN OBLIGATIONS 0.0%
Dell, Inc.
3.750% due 10/29/2018		$1,425	$1,427

Total Bank Loan Obligations (Cost $1,419)			1,427

CORPORATE BONDS & NOTES 19.9%
BANKING & FINANCE 16.2%
AIG Life Holdings, Inc.
7.570% due 12/01/2045		5,400	7,155
Ally Financial, Inc.
4.625% due 06/26/2015		1,925	1,990
5.500% due 02/15/2017		2,000	2,171
6.750% due 12/01/2014		2,900	2,971
8.300% due 02/12/2015		46,999	49,055
American Express Bank FSB
6.000% due 09/13/2017		3,700	4,231
American International Group, Inc.
4.875% due 09/15/2016		140	151
5.050% due 10/01/2015		400	422
8.250% due 08/15/2018		1,900	2,362
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,060
Banco do Brasil S.A.
2.899% due 07/02/2014		3,100	3,100
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	627
4.500% due 04/06/2015		500	513
4.625% due 02/13/2017		2,200	2,351
Bank of America Corp.
0.554% due 08/15/2016		1,400	1,388
1.500% due 10/09/2015		14,800	14,940
4.500% due 04/01/2015		2,400	2,472
5.650% due 05/01/2018		8,900	10,093
6.400% due 08/28/2017		4,000	4,572
6.500% due 08/01/2016		20,100	22,288
6.875% due 04/25/2018		1,800	2,121
Bank of America N.A.
0.511% due 06/15/2016		2,400	2,389
Bank of Montreal
2.850% due 06/09/2015		2,000	2,048
Bank of Nova Scotia
1.650% due 10/29/2015		1,700	1,728
1.950% due 01/30/2017		2,000	2,053
BBVA Bancomer S.A.
4.500% due 03/10/2016		1,300	1,375
6.500% due 03/10/2021		2,600	2,944
7.250% due 04/22/2020		3,300	3,774
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	9,229
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		1,300	1,313
BNP Paribas S.A.
0.533% due 11/07/2015		14,700	14,701
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,957
CIT Group, Inc.
4.250% due 08/15/2017		145	152
4.750% due 02/15/2015		31,000	31,678
Citigroup, Inc.
0.501% due 06/09/2016		5,500	5,453
4.587% due 12/15/2015		14,000	14,762
4.875% due 05/07/2015		3,200	3,314
5.000% due 09/15/2014		500	504
5.500% due 10/15/2014		2,666	2,705
Commonwealth Bank of Australia
1.031% due 09/18/2015		400	404
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	1,450	2,397
Countrywide Financial Corp.
6.250% due 05/15/2016		$445	486
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		2,600	3,084
Export-Import Bank of Korea
4.000% due 01/29/2021		9,500	10,119
5.875% due 01/14/2015		14,500	14,902

Fifth Third Bancorp
0.651% due 12/20/2016		1,200	1,192
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		11,400	11,487
7.000% due 04/15/2015		500	525
8.000% due 12/15/2016		3,500	4,070
8.700% due 10/01/2014		2,500	2,552
12.000% due 05/15/2015		9,700	10,661
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,552
Goldman Sachs Group, Inc.
5.125% due 01/15/2015		13,336	13,656
HSBC Finance Corp.
5.250% due 04/15/2015		23,400	24,262
International Lease Finance Corp.
5.750% due 05/15/2016		140	150
6.750% due 09/01/2016		2,000	2,222
Intesa Sanpaolo SpA
3.125% due 01/15/2016		10,575	10,874
JPMorgan Chase & Co.
0.847% due 02/26/2016		4,800	4,829
1.100% due 10/15/2015		4,300	4,319
1.281% due 03/20/2015		12,100	12,180
3.700% due 01/20/2015		10,200	10,382
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,393
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,979
Korea Finance Corp.
3.250% due 09/20/2016		800	837
LBG Capital PLC
15.000% due 12/21/2019	GBP	7,800	19,423
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	2,500	4,268
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	9,997
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	11,962
National Bank of Canada
2.200% due 10/19/2016		1,900	1,963
ORIX Corp.
4.710% due 04/27/2015		3,500	3,609
Pacific Life Funding LLC
0.766% due 02/05/2021	EUR	4,500	5,456
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$170	174
6.990% due 10/05/2017 (d)		4,400	5,148
Santander Holdings USA, Inc.
3.000% due 09/24/2015		300	308
SLM Corp.
3.875% due 09/10/2015		300	308
5.000% due 04/15/2015		900	927
5.050% due 11/14/2014		15,000	15,244
6.000% due 01/25/2017		1,250	1,363
6.250% due 01/25/2016		1,400	1,493
Springleaf Finance Corp.
6.900% due 12/15/2017		24,000	26,700
State Bank of India
4.500% due 07/27/2015		2,600	2,681
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,814
XL Group PLC
6.500% due 04/15/2017 (d)		220	218

			509,682

INDUSTRIALS 2.6%
Apple, Inc.
2.850% due 05/06/2021		1,700	1,717
3.450% due 05/06/2024		3,200	3,240
Con-way, Inc.
7.250% due 01/15/2018		900	1,050
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		343	368
CSN Resources S.A.
6.500% due 07/21/2020		2,300	2,392
GCI, Inc.
8.625% due 11/15/2019		15	16
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,400	6,129
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,300	14,749
4.500% due 12/06/2016	JPY	251,200	2,456
ONEOK Partners LP
3.250% due 02/01/2016		$3,185	3,310

PepsiCo, Inc.
0.750% due 03/05/2015		1,743	1,749
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	8,888
7.875% due 03/15/2019		14,120	16,532
Rohm & Haas Co.
6.000% due 09/15/2017		574	649
SM Energy Co.
6.625% due 02/15/2019		15	16
Statoil ASA
0.685% due 11/08/2018		19,900	20,058

			83,319

UTILITIES 1.1%
AES Corp.
8.000% due 10/15/2017		1	1
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,047
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		900	974
Petroleos Mexicanos
8.000% due 05/03/2019		2,400	2,986
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,661	2,907
Rosneft Finance S.A.
6.625% due 03/20/2017		1,900	2,090
Tokyo Electric Power Co., Inc.
1.850% due 07/28/2014	JPY	19,000	188
Verizon Communications, Inc.
1.981% due 09/14/2018		$14,500	15,314
2.500% due 09/15/2016		1,900	1,959
3.650% due 09/14/2018		5,200	5,558

			33,234

Total Corporate Bonds & Notes (Cost $602,621)			626,235

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 1.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,306
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,559
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,262
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	2,137
7.550% due 04/01/2039		1,500	2,256
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		6,700	9,891
7.950% due 03/01/2036		9,200	11,224
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	2,115
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	129
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		2,500	3,351
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,190
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,135
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	226
7.021% due 08/01/2040		300	339
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040		4,400	6,145

			44,265

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		1,000	1,221

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,100	1,265

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		2,100	2,380

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,600	3,586

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,069
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	17,500	19,507
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	4,500	4,911

		29,487

TEXAS 0.1%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	4,133

Total Municipal Bonds & Notes (Cost $76,587)		86,337

U.S. GOVERNMENT AGENCIES 19.6%
Fannie Mae
0.212% due 07/25/2037	1,073	1,050
0.402% due 05/25/2037	99	99
0.462% due 04/25/2037	994	992
0.512% due 03/25/2037	164	164
0.602% due 09/25/2035	2,467	2,473
0.752% due 05/25/2040	2,820	2,846
0.875% due 08/28/2017 - 02/08/2018 (g)	12,300	12,146
0.875% due 05/21/2018	1,600	1,573
1.052% due 07/25/2039	301	307
1.125% due 04/27/2017 (g)	3,900	3,920
1.250% due 01/30/2017	600	608
1.324% due 07/01/2044	194	198
1.778% due 08/01/2035	1,336	1,408
1.875% due 09/18/2018	300	305
1.959% due 01/01/2035	277	297
2.097% due 08/01/2035	482	514
2.235% due 09/01/2034	188	201
2.242% due 07/01/2035	1,636	1,747
2.249% due 03/01/2033	16	18
2.256% due 04/01/2038	298	318
2.269% due 05/25/2035	194	200
2.310% due 08/01/2022	200	196
2.316% due 04/01/2038	95	103
2.374% due 04/01/2038	83	89
2.409% due 07/01/2034	13	14
2.870% due 09/01/2027	3,400	3,219
3.000% due 05/01/2029 - 07/01/2029	18,000	18,699
3.334% due 01/25/2019	1,206	1,243
3.500% due 10/01/2025 - 07/01/2029	9,899	10,491
4.000% due 12/01/2018 - 07/01/2044	3,246	3,460
4.500% due 08/01/2018 - 08/01/2044	125,882	136,302
4.522% due 09/01/2035	68	73
5.000% due 05/11/2017 (g)	300	335
5.000% due 09/01/2033 - 07/01/2044	14,769	16,423
5.375% due 06/12/2017 (g)	700	791
5.500% due 12/01/2018 - 08/01/2044	101,845	114,118
5.524% due 09/01/2037	65	70
5.807% due 02/01/2031	2	2
6.000% due 10/01/2016 - 07/01/2044	47,794	53,839
6.500% due 06/01/2016 - 06/25/2044	183	205
7.000% due 08/01/2016 - 10/01/2031	7	8
7.500% due 09/01/2015 - 02/01/2027	106	117
Freddie Mac
0.302% due 07/15/2019 - 08/15/2019	1,908	1,909
0.862% due 10/15/2037	40	40
0.875% due 03/07/2018	4,100	4,042
1.000% due 03/08/2017 - 09/29/2017 (g)	34,800	34,939
1.250% due 05/12/2017 - 10/02/2019	9,500	9,292
1.319% due 02/25/2045	197	201
2.375% due 01/13/2022	1,200	1,198
2.385% due 12/01/2022	22	23
2.401% due 04/01/2033	3	3
2.416% due 04/01/2038	319	341
2.533% due 07/01/2030	10	11
2.929% due 08/15/2032	220	231
3.500% due 10/01/2025 - 11/01/2025	197	209
3.750% due 03/27/2019	800	879
4.000% due 08/01/2030 - 07/01/2044	40,553	42,944
4.500% due 02/01/2029 - 08/01/2044	79,497	86,389
5.000% due 10/01/2039	60	68
5.500% due 06/01/2019 - 01/01/2039	2,193	2,445

6.000% due 02/01/2016 - 05/01/2040		8,956	10,062
6.500% due 05/01/2016 - 05/15/2032		7,090	7,887
7.000% due 02/15/2027 - 07/01/2029		646	736
7.500% due 09/01/2025		6	6
Ginnie Mae
0.752% due 02/16/2030		50	50
1.625% due 06/20/2022 - 02/20/2032		1,018	1,048
4.000% due 09/20/2040		105	112
5.000% due 03/15/2033 - 05/15/2042		8,450	9,290
6.000% due 04/15/2037		59	66
7.000% due 08/15/2031 - 02/20/2032		15	17
Small Business Administration
4.430% due 05/01/2029		8,765	9,512
5.130% due 09/01/2023		200	218
5.520% due 06/01/2024		1,362	1,494

Total U.S. Government Agencies (Cost $603,364)			616,843

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		419	422
0.125% due 07/15/2022		41,954	42,232
0.125% due 01/15/2023		2,054	2,047
0.375% due 07/15/2023		6,519	6,644
0.625% due 07/15/2021		160,075	168,629
1.125% due 01/15/2021		22,106	23,949
1.250% due 07/15/2020 (g)		35,652	39,082
1.750% due 01/15/2028		3,621	4,167
2.000% due 01/15/2026		11,943	14,065
2.375% due 01/15/2027		2,233	2,739
3.625% due 04/15/2028		1,172	1,646
3.875% due 04/15/2029		6,633	9,691

Total U.S. Treasury Obligations (Cost $315,628)			315,313

MORTGAGE-BACKED SECURITIES 5.5%
Adjustable Rate Mortgage Trust
2.845% due 11/25/2035		6,197	6,267
American Home Mortgage Investment Trust
2.322% due 02/25/2045		747	756
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	3,163	4,383
Banc of America Commercial Mortgage Trust
5.781% due 04/10/2049		$230	253
Banc of America Funding Corp.
2.689% due 05/25/2035		775	799
Banc of America Mortgage Trust
2.745% due 09/25/2034		3,273	3,283
BCAP LLC Trust
5.208% due 03/26/2037		517	512
BCRR Trust
5.858% due 07/17/2040		1,450	1,603
Bear Stearns Adjustable Rate Mortgage Trust
2.344% due 02/25/2033		11	11
2.667% due 02/25/2033		44	42
2.771% due 01/25/2034		807	813
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		1,935	1,897
2.790% due 09/25/2035		937	825
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		963	1,041
5.405% due 12/11/2040		140	146
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		4,161	3,483
2.488% due 12/26/2046		1,191	837
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		355	352
2.623% due 03/25/2034		46	47
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		210	226
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		1,540	1,359
0.332% due 05/25/2047		1,687	1,468
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		490	455
2.465% due 02/20/2035		2,185	2,175
2.498% due 11/25/2034		1,326	1,255
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,413	2,621
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		969	969
Granite Master Issuer PLC
0.333% due 12/20/2054		9,865	9,794
0.353% due 12/20/2054		457	454
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		781	772

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	504
5.444% due 03/10/2039		3,000	3,276
GS Mortgage Securities Trust
5.553% due 04/10/2038		140	148
GSR Mortgage Loan Trust
5.017% due 11/25/2035		964	964
HarborView Mortgage Loan Trust
2.564% due 07/19/2035		1,368	1,288
3.099% due 07/19/2035		1,685	1,686
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	964	1,321
HSI Asset Loan Obligation Trust
2.498% due 09/25/2037 ^		$7,399	5,922
Indus Eclipse PLC
0.699% due 01/25/2020	GBP	2,336	3,940
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032		$9	9
IndyMac Mortgage Loan Trust
0.292% due 04/25/2037		11,381	10,551
2.359% due 01/25/2036		2,071	1,742
2.970% due 01/25/2037		7,241	7,034
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,600	3,909
5.420% due 01/15/2049		114	124
5.440% due 06/12/2047		2,193	2,394
5.708% due 03/18/2051		1,800	1,952
JPMorgan Mortgage Trust
6.500% due 07/25/2036		4,599	4,028
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,726	1,894
5.858% due 07/15/2040		85	91
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		4,842	4,666
MASTR Alternative Loan Trust
5.000% due 11/25/2018		2,197	2,223
MASTR Asset Securitization Trust
4.500% due 11/25/2018		939	965
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030		897	889
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		1,019	943
0.402% due 11/25/2035		178	171
1.151% due 10/25/2035		271	260
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		590	638
5.485% due 03/12/2051		3,000	3,298
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		1,133	1,252
Prime Mortgage Trust
0.552% due 02/25/2019		2	2
0.552% due 02/25/2034		127	120
Residential Accredit Loans, Inc. Trust
0.337% due 08/25/2036		3,984	3,113
0.342% due 07/25/2036		3,658	2,887
3.572% due 12/25/2035		337	283
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	100	135
Structured Adjustable Rate Mortgage Loan Trust
5.171% due 07/25/2035 ^		$304	270
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037		2,589	2,007
0.405% due 07/19/2035		1,900	1,850
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		16	16
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		466	443
Thornburg Mortgage Securities Trust
5.373% due 10/25/2046		3,888	4,002
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		177	192
5.342% due 12/15/2043		4,000	4,365
5.509% due 04/15/2047		8,675	9,405
6.140% due 02/15/2051		115	126
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045		435	412
1.323% due 11/25/2042		161	158
2.349% due 10/25/2035		6,384	6,231
2.376% due 03/25/2037		3,832	3,661
4.087% due 12/25/2036 ^		2,384	2,189
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		3,975	3,879
2.613% due 03/25/2036		1,797	1,804
2.618% due 06/25/2035		6,801	6,897
6.000% due 08/25/2037		638	639

Total Mortgage-Backed Securities (Cost $164,418)			172,066

ASSET-BACKED SECURITIES 1.6%
ACA CLO Ltd.
0.479% due 07/25/2018		343	342
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		388	387
Bear Stearns Asset-Backed Securities Trust
0.312% due 08/25/2036		998	801
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		113	113
Countrywide Asset-Backed Certificates
0.410% due 05/25/2036		721	720
0.632% due 12/25/2031		215	159
0.880% due 07/25/2035		7,100	5,936
Duane Street CLO Ltd.
0.478% due 01/11/2021		2,324	2,302
First Franklin Mortgage Loan Trust
0.642% due 09/25/2035		1,000	917
Fremont Home Loan Trust
0.212% due 01/25/2037		60	27
GSAMP Trust
0.222% due 12/25/2036		436	237
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		1,479	1,474
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036		322	131
JPMorgan Mortgage Acquisition Trust
0.412% due 05/25/2037		16,574	12,692
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		97	89
Morgan Stanley ABS Capital, Inc. Trust
0.302% due 06/25/2036		9,129	8,120
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037		512	291
New Century Home Equity Loan Trust
3.152% due 01/25/2033		2,554	2,238
Nob Hill CLO Ltd.
0.474% due 08/15/2018		304	303
Penta CLO S.A.
0.614% due 06/04/2024	EUR	968	1,306
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036		$3,825	3,648
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		741	270
SLM Private Education Loan Trust
2.802% due 12/16/2019		811	826
Titrisocram
1.013% due 05/25/2020	EUR	258	353
Wells Fargo Home Equity Asset-Backed Securities Trust
0.482% due 05/25/2036		$5,300	4,173
0.742% due 11/25/2035		1,000	867
Wood Street CLO BV
0.657% due 11/22/2021	EUR	1,742	2,366

Total Asset-Backed Securities (Cost $49,931)			51,088

SOVEREIGN ISSUES 15.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,140
4.125% due 09/15/2017	EUR	1,000	1,464
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	4,000	1,672
0.000% due 07/01/2015		56,000	22,836
0.000% due 01/01/2017		8,000	2,749
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,300	1,009
Hellenic Republic Government International Bond
5.250% due 02/01/2016	JPY	930,700	9,186
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	3,800	5,250
2.250% due 05/15/2016		7,800	11,009
2.750% due 12/01/2015		14,000	19,783
3.000% due 06/15/2015		7,000	9,824
3.000% due 11/01/2015		3,600	5,094
3.750% due 08/01/2015		28,700	40,694
3.750% due 04/15/2016		600	868
3.750% due 08/01/2016		1,400	2,041
4.500% due 07/15/2015		34,000	48,527
4.750% due 05/01/2017		1,500	2,280
4.750% due 06/01/2017		45,500	69,242
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		11,700	15,957
0.000% due 12/31/2015		10,000	13,584

Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,047
Province of Ontario
1.000% due 07/22/2016		1,100	1,108
1.100% due 10/25/2017		2,900	2,889
1.650% due 09/27/2019		7,800	7,688
3.000% due 07/16/2018		1,200	1,270
3.150% due 06/02/2022	CAD	8,400	8,102
4.000% due 10/07/2019		$4,400	4,846
4.000% due 06/02/2021	CAD	8,900	9,114
4.200% due 06/02/2020		7,100	7,357
4.400% due 06/02/2019		1,700	1,769
5.500% due 06/02/2018		700	748
Province of Quebec
3.500% due 07/29/2020		$1,000	1,071
3.500% due 12/01/2022	CAD	3,000	2,951
4.250% due 12/01/2021		6,000	6,227
4.500% due 12/01/2020		1,100	1,158
Spain Government International Bond
3.150% due 01/31/2016	EUR	1,500	2,143
3.250% due 04/30/2016		1,500	2,158
3.300% due 07/30/2016		3,400	4,923
3.750% due 10/31/2015		4,900	7,013
4.000% due 07/30/2015		71,200	101,379
4.250% due 10/31/2016		2,800	4,155
4.500% due 01/31/2018		6,000	9,240
5.500% due 07/30/2017		600	938

Total Sovereign Issues (Cost $468,644)			473,503

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 07/30/2014 (d)		800	806
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		2,000	2,427
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		6,000	8,040

			11,273

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	156

Total Preferred Securities (Cost $10,855)			11,429

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
CERTIFICATES OF DEPOSIT 1.5%
Credit Suisse
0.465% due 03/17/2015		$2,100	2,100
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		18,200	18,134
Royal Bank of Canada
1.370% due 05/07/2015	CAD	29,900	28,008

			48,242

COMMERCIAL PAPER 1.1%
Ford Motor Credit Co. LLC
0.880% due 07/14/2014		$2,800	2,799
0.900% due 08/05/2014		2,700	2,697
Mohawk Industries, Inc.
0.550% due 07/15/2014		10,000	9,998

NiSource Finance Corp.
0.610% due 07/22/2014		20,000	19,993

			35,487

REPURCHASE AGREEMENTS (e) 0.4%			11,284

GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	9,500	12,884

MEXICO TREASURY BILLS 2.2%
2.973% due 07/24/2014 - 12/24/2014 (b)	MXN	894,200	68,434

U.S. TREASURY BILLS 0.1%
0.038% due 10/30/2014 - 12/26/2014 (b)(i)		$1,492	1,492

Total Short-Term Instruments (Cost $176,973)			177,823

Total Investments in Securities (Cost $2,470,440)			2,532,064

	SHARES
INVESTMENTS IN AFFILIATES 26.5%
SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short-Term Floating NAV Portfolio		835	8
PIMCO Short-Term Floating NAV Portfolio III		83,332,225	832,656

Total Short-Term Instruments (Cost $832,624)			832,664

Total Investments in Affiliates (Cost $832,624)			832,664

Total Investments 107.1% (Cost $3,303,064)			$3,364,728
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(4,870))			1,603
Other Assets and Liabilities, net (7.2%)			(225,891)

Net Assets 100.0%			$3,140,440

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$5,400	U.S. Treasury Notes 1.625% due 06/30/2019	$(5,510)	$5,400	$5,400
SSB	0.000%	06/30/2014	07/01/2014	5,884	Freddie Mac 2.070% due 11/07/2022	(6,002)	5,884	5,884

Total Repurchase Agreements						$(11,512)	$11,284	$11,284

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings during the period ended June 30, 2014 was $18,444 at a weighted average interest rate of (0.485%).

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2016	101	$10	$4	$(5)
3-Month Euribor June Futures	Long	06/2016	101	9	5	(4)
3-Month Euribor March Futures	Long	03/2017	101	15	5	(7)
3-Month Euribor September Futures	Long	09/2016	101	9	3	(3)
90-Day Eurodollar December Futures	Long	12/2015	8,697	2,059	435	0
90-Day Eurodollar December Futures	Long	12/2016	26	5	1	0
90-Day Eurodollar June Futures	Long	06/2016	468	96	23	0
90-Day Eurodollar March Futures	Long	03/2016	3,327	385	208	0
90-Day Eurodollar March Futures	Long	03/2017	26	6	2	0
90-Day Eurodollar September Futures	Long	09/2016	831	948	42	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	4,300	(494)	302	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	5,625	155	440	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	1,139	1,707	320	0

Total Futures Contracts				$4,910	$1,790	$(19)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$7,600	$152	$29	$0	$(3)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	129,600	3,320	1,606	0	(187)

					$3,472	$1,635	$0	$(190)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$46,700	$(398)	$(343)	$13	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		162,100	1,402	142	21	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		112,700	207	113	27	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017		249,400	(105)	(112)	46	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		716,000	6,770	1,345	110	0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024		20,000	(268)	(147)	0	(35)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		7,200	101	(18)	9	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		133,800	14,407	5,718	0	(716)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	91,000	271	12	197	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		300	0	0	0	0
						$22,387	$6,710	$423	$(751)

Total Swap Agreements						$25,859	$8,345	$423	$(941)

(g)	Securities with an aggregate market value of $41,520 and cash of $2,544 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	899		$408	$1	$0
	07/2014		$400	BRL	899	7	0
	07/2014		44,501	EUR	32,752	346	0
	05/2015	CAD	29,498		$26,874	0	(562)
	06/2015	EUR	13,349		18,150	0	(162)
	06/2016		37,800		51,753	0	(471)
BPS	07/2014	BRL	2,022		918	3	0
	07/2014	EUR	25,805		35,001	0	(333)
	07/2014	MXN	222,997		17,085	0	(77)
	07/2014		$900	BRL	2,022	15	0
	08/2014	EUR	1,200		$1,519	0	(125)
	09/2014	MXN	495,757		37,845	0	(148)
	12/2014		168,717		12,805	0	(48)
	04/2015	BRL	42		17	0	(1)
	06/2015	EUR	6,019		8,163	0	(94)
BRC	07/2014		88,864		121,183	0	(498)
	07/2014	JPY	184,000		1,804	0	(12)
	07/2014		$42,484	EUR	31,318	400	0
	09/2014	GBP	14,198		$23,831	0	(453)
	06/2015	EUR	7,615		10,346	0	(100)
	06/2016		7,100		9,763	0	(49)
CBK	07/2014		3,817		5,198	0	(29)
	08/2014		1,307		1,785	0	(5)
DUB	07/2014		3,745		5,100	0	(28)
	07/2014		$5,306	EUR	3,913	52	0
	06/2016	EUR	3,913		$5,358	0	(48)
FBF	07/2014		$14,878	EUR	10,983	161	0
	04/2015	BRL	1,977		$802	0	(29)
	06/2015	EUR	10,983		14,907	0	(159)
	07/2015	BRL	479		197	0	0
GLM	07/2014	EUR	213,786		292,792	55	0
	08/2014		$11,298	BRL	25,227	13	0
	08/2014		12,903	MXN	169,961	150	0
	09/2014		2,383	CAD	2,552	4	0
	10/2014		4,747	MXN	61,909	0	(11)
	07/2015	BRL	27,527		$11,298	0	(25)
HUS	07/2014	TRY	2,113		997	3	0
	07/2014		$10,589	EUR	7,813	109	0
	04/2015	BRL	1,982		$805	0	(29)
JPM	07/2014		12,833		5,827	19	0
	07/2014	EUR	2,062		2,791	0	(33)
	07/2014	JPY	4,384,200		43,046	0	(232)
	07/2014		$5,733	BRL	12,833	75	0
	07/2014		275,979	EUR	203,000	1,989	0
	07/2014		44,981	JPY	4,568,200	113	0
	08/2014	BRL	12,833		$5,681	0	(73)
	08/2014	EUR	203,000		276,012	0	(1,992)
	08/2014	JPY	4,568,200		44,991	0	(114)
	07/2015	BRL	28,000		11,522	4	0
MSC	07/2014		$13,584	EUR	9,970	68	0
	08/2014	BRL	25,227		$11,294	0	(17)
	06/2016	EUR	9,970		13,712	0	(61)
NAB	07/2014		$39,873	EUR	29,341	304	0
	06/2015	EUR	15,139		$20,554	0	(213)
	06/2016		21,691		29,783	0	(187)
RBC	09/2014	CAD	43,893		40,377	0	(680)
	09/2014		$6,179	MXN	80,353	0	(20)
UAG	07/2014	BRL	16,721		$7,436	0	(132)
	07/2014		$7,583	BRL	16,721	8	(23)
	07/2014		10,135	EUR	7,489	120	0
	08/2014		1,720	BRL	3,887	23	0

Total Forward Foreign Currency Contracts						$4,042	$(7,273)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	$26,500	$(68)	$(10)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014	34,600	(62)	(33)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014	34,600	(509)	(133)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	34,100	(82)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014	44,400	(279)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014	6,500	(18)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014	9,900	(41)	(38)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	09/02/2014	6,500	(52)	(5)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014	17,100	(64)	(93)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014	17,100	(103)	(7)
RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	13,600	(41)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014	10,100	(41)	(39)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014	49,000	(245)	(265)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014	69,000	(1,202)	(86)

							$(2,807)	$(745)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY 80.000	02/18/2019	$1,600	$(89)	$(65)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(4)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(10)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	(1)

						$(295)	$(19)

Total Written Options						$(3,191)	$(829)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection(1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$2,500	$(44)	$62	$18	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%	1,500	(29)	47	18	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	2,700	(41)	63	22	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	200	3	0	3	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	600	(2)	9	7	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%	23,800	127	328	455	0
BPS	Brazil Government International Bond	1.000%	03/20/2019	1.316%	5,400	(209)	133	0	(76)
	Mexico Government International Bond	1.000%	03/20/2019	0.592%	600	3	8	11	0
BRC	China Government International Bond	1.000%	12/20/2016	0.299%	2,300	44	(4)	40	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	10,200	151	5	156	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.921%	4,500	(164)	177	13	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,000	(13)	21	8	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%	9,300	23	179	202	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	14,800	(29)	157	128	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%	500	(11)	15	4	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.921%	3,100	(106)	114	8	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	1,200	(28)	36	8	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	700	(11)	18	7	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	7,000	123	(3)	120	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%	7,100	162	4	166	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	10,300	(20)	109	89	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	400	(17)	12	0	(5)
	China Government International Bond	1.000%	12/20/2016	0.299%	2,000	39	(4)	35	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%	400	(17)	21	4	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	1,500	19	(3)	16	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	900	(7)	10	3	0
	MetLife, Inc.	1.000%	03/20/2015	0.075%	11,500	(694)	775	81	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%	12,300	264	1	265	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%	2,600	(37)	93	56	0
FBF	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.162%	535	(21)	35	14	0
	China Government International Bond	1.000%	03/20/2015	0.123%	700	3	1	4	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%	1,900	(43)	58	15	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.921%	2,600	(93)	101	8	0
GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	1,200	(21)	30	9	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	900	(4)	8	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	400	6	(1)	5	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	2,700	(13)	60	47	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,600	(16)	29	13	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	3,000	(16)	29	13	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	400	2	5	7	0

	Mexico Government International Bond	1.000%	12/20/2016	0.262%		200	2	2	4	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		1,000	(22)	44	22	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		300	(7)	5	0	(2)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		2,000	(21)	38	17	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.474%		1,300	(21)	31	10	0
	Mexico Government International Bond	0.920%	03/20/2016	0.200%		100	0	2	2	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		200	1	2	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		2,900	39	15	54	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%		200	(12)	5	0	(7)
MYC	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	10,100	(469)	203	0	(266)
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%		$2,100	(31)	48	17	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		5,400	(22)	117	95	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		2,100	(30)	76	46	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		15,000	80	207	287	0
RYL	China Government International Bond	1.000%	09/20/2016	0.258%		200	1	2	3	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.551%		1,900	(42)	57	15	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%		1,200	(22)	30	8	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		500	(5)	9	4	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%		900	(14)	21	7	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		3,500	(15)	77	62	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%	EUR	11,800	(177)	216	39	0

							$(1,540)	$3,969	$2,785	$(356)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$1,200	$(52)	$34	$0	$(18)
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,200	119	(109)	10	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	978	(26)	21	0	(5)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,061	0	16	16	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	587	(15)	12	0	(3)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,218	0	35	35	0

					$26	$9	$61	$(26)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,000	$2	$(41)	$0	$(39)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	45,000	(12)	150	138	0
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		72,800	36	176	212	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		4,700	(3)	11	8	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		94,000	(57)	334	277	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,900	(4)	16	12	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		4,600	(1)	14	13	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	0	0	0
DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	0	0	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	14,000	(6)	49	43	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	2,400	0	(49)	0	(49)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	10,500	(7)	29	22	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,900	(3)	45	42	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		15,000	(4)	50	46	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		250,100	95	633	728	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		14,000	(9)	34	25	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		43,000	(18)	145	127	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		65,800	(53)	111	58	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,000	0	15	15	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,200	(25)	5	0	(20)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	0	0	0	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		4,700	(2)	12	10	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,300	0	7	7	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		15,000	(5)	51	46	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	3	1	0
MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		12,400	2	34	36	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(26)	185	159	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		7,200	(4)	19	15	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		13,100	(3)	40	37	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		11,300	3	39	42	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		24,700	(60)	22	0	(38)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,000	1	(23)	0	(22)
							$(165)	$2,111	$2,119	$(173)

Total Swap Agreements							$(1,679)	$6,089	$4,965	$(555)

(i)	Securities with an aggregate market value of $1,492 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,427	$0	$1,427
Corporate Bonds & Notes
Banking & Finance	0	509,682	0	509,682
Industrials	0	82,951	368	83,319
Utilities	0	33,234	0	33,234
Municipal Bonds & Notes
California	0	44,265	0	44,265
Georgia	0	1,221	0	1,221
Illinois	0	1,265	0	1,265
Nebraska	0	2,380	0	2,380
Nevada	0	3,586	0	3,586
New York	0	29,487	0	29,487
Texas	0	4,133	0	4,133
U.S. Government Agencies	0	616,843	0	616,843
U.S. Treasury Obligations	0	315,313	0	315,313
Mortgage-Backed Securities	0	172,066	0	172,066
Asset-Backed Securities	0	51,088	0	51,088
Sovereign Issues	0	473,503	0	473,503
Preferred Securities
Banking & Finance	0	11,273	0	11,273
Industrials	0	156	0	156
Short-Term Instruments
Certificates of Deposit	0	48,242	0	48,242
Commercial Paper	0	35,487	0	35,487
Repurchase Agreements	0	11,284	0	11,284
Greece Treasury Bills	0	12,884	0	12,884
Mexico Treasury Bills	0	68,434	0	68,434
U.S. Treasury Bills	0	1,492	0	1,492
	$0	$2,531,696	$368	$2,532,064

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$832,664	$0	$0	$832,664
Total Investments	$832,664	$2,531,696	$368	$3,364,728

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,790	423	0	2,213
Over the counter	0	9,007	0	9,007
	$1,790	$9,430	$0	$11,220

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(941)	0	(960)
Over the counter	0	(8,637)	(20)	(8,657)

	$(19)	$(9,578)	$(20)	$(9,617)

Totals	$834,435	$2,531,548	$348	$3,366,331

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.7%
CORPORATE BONDS & NOTES 20.6%
BANKING & FINANCE 16.0%
AIG Life Holdings, Inc.
7.570% due 12/01/2045		$2,600	$3,445
American International Group, Inc.
6.765% due 11/15/2017	GBP	2,300	4,485
8.175% due 05/15/2068		$3,300	4,562
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	515
Bank of America Corp.
0.879% due 05/23/2017	EUR	2,600	3,534
0.991% due 09/15/2026		$400	360
4.500% due 04/01/2015		300	309
6.400% due 08/28/2017		8,000	9,143
6.500% due 08/01/2016		2,300	2,550
6.875% due 04/25/2018		3,400	4,006
Bank of America N.A.
0.511% due 06/15/2016		6,300	6,270
6.000% due 10/15/2036		600	729
Bank of Montreal
1.950% due 01/30/2018		1,500	1,539
Barclays Bank PLC
10.179% due 06/12/2021		7,900	10,971
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,144
BNP Paribas S.A.
0.533% due 11/07/2015		6,200	6,200
BPCE S.A.
0.796% due 11/18/2016		8,500	8,525
Caixa Economica Federal
2.375% due 11/06/2017		500	489
Citigroup, Inc.
0.745% due 05/01/2017		10,500	10,499
2.250% due 08/07/2015		3,900	3,965
3.953% due 06/15/2016		400	422
4.450% due 01/10/2017		300	324
4.587% due 12/15/2015		4,500	4,745
4.750% due 05/19/2015		6	6
5.000% due 09/15/2014		700	706
5.500% due 10/15/2014		400	406
6.010% due 01/15/2015		3,400	3,503
6.375% due 08/12/2014		1,900	1,913
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		5,900	5,945
2.750% due 05/15/2015		3,400	3,466
7.000% due 04/15/2015		5,800	6,092
General Electric Capital Corp.
3.800% due 06/18/2019		600	638
Goldman Sachs Group, Inc.
0.852% due 06/04/2017		600	601
HBOS PLC
0.930% due 09/06/2017		4,300	4,285
HSBC Holdings PLC
6.500% due 05/02/2036		12,100	14,889
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,522
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,889
John Deere Capital Corp.
0.363% due 04/12/2016		11,000	11,001
JPMorgan Chase & Co.
0.744% due 02/15/2017		8,700	8,737
0.847% due 02/26/2016		200	201
3.400% due 06/24/2015		9,700	9,982
3.700% due 01/20/2015		100	102
Korea Development Bank
3.500% due 08/22/2017		300	317
4.375% due 08/10/2015		5,000	5,204
Korea Exchange Bank
3.125% due 06/26/2017		1,200	1,250
Metropolitan Life Global Funding
0.607% due 04/10/2017		2,200	2,206
Morgan Stanley
0.706% due 10/15/2015		8,100	8,119
5.375% due 10/15/2015		3,000	3,177
6.000% due 04/28/2015		100	105

National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,656
Royal Bank of Scotland PLC
1.007% due 10/14/2016		$900	901
4.350% due 01/23/2017	EUR	2,000	2,898
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$800	848
SLM Corp.
5.140% due 06/15/2016		10,000	10,479
6.250% due 01/25/2016		1,500	1,599
Toyota Motor Credit Corp.
0.516% due 05/17/2016		2,900	2,911
U.S. Bank N.A.
0.349% due 04/22/2016		1,100	1,101
Union Bank N.A.
0.984% due 09/26/2016		1,900	1,920
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		14,500	16,566

			229,872

INDUSTRIALS 2.6%
AbbVie, Inc.
1.200% due 11/06/2015		5,900	5,941
Apple, Inc.
2.850% due 05/06/2021		700	707
3.450% due 05/06/2024		900	911
Con-way, Inc.
7.250% due 01/15/2018		200	233
General Mills, Inc.
0.527% due 01/29/2016		4,600	4,614
Johnson & Johnson
0.299% due 11/28/2016		8,700	8,714
President and Fellows of Harvard College
6.500% due 01/15/2039		1,200	1,651
SABMiller Holdings, Inc.
1.850% due 01/15/2015		3,900	3,928
Statoil ASA
0.685% due 11/08/2018		6,400	6,451
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017		4,800	4,801

			37,951

UTILITIES 2.0%
BP Capital Markets PLC
3.125% due 10/01/2015		5,700	5,884
Petroleos Mexicanos
8.000% due 05/03/2019		200	249
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		665	727
Rosneft Finance S.A.
6.625% due 03/20/2017		500	550
Verizon Communications, Inc.
0.631% due 06/09/2017		6,500	6,512
0.700% due 11/02/2015		2,100	2,106
1.981% due 09/14/2018		5,700	6,020
2.500% due 09/15/2016		4,300	4,434
3.650% due 09/14/2018		1,500	1,603

			28,085

Total Corporate Bonds & Notes (Cost $285,397)			295,908

MUNICIPAL BONDS & NOTES 4.7%
CALIFORNIA 2.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		3,300	4,678
6.918% due 04/01/2040		4,300	5,793
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		3,500	4,986
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040		2,700	3,467
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015		100	103
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		4,500	5,978
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		2,300	3,216
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040		3,700	4,322

University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	2,800	3,383

		35,926

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	862

NEW YORK 1.1%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,798
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	709
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,240
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,235
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,400	4,508

		16,490

TEXAS 1.0%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	6,900	8,706
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	5,839

		14,545

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	591

Total Municipal Bonds & Notes (Cost $62,843)		68,414

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
0.702% due 06/25/2041	12	12
0.875% due 10/26/2017 - 05/21/2018	14,100	13,993
0.875% due 02/08/2018 (g)	900	887
1.875% due 09/18/2018	400	406
2.310% due 08/01/2022	100	98
2.935% due 11/01/2021	11,217	11,548
3.000% due 04/01/2028 - 07/01/2029	3,000	3,120
3.500% due 10/25/2041	16,759	15,867
3.998% due 02/25/2033	6,409	5,365
4.500% due 07/01/2029 - 04/01/2044	23,388	25,342
4.500% due 08/01/2044	34,000	36,726
5.000% due 05/11/2017 (g)	100	112
5.000% due 07/01/2033 - 07/01/2044	4,849	5,384
5.000% due 08/01/2044	4,000	4,429
5.375% due 06/12/2017 (g)	100	113
5.500% due 11/01/2032 - 08/01/2044	9,050	10,117
Freddie Mac
0.750% due 01/12/2018 (g)	4,900	4,828
0.875% due 03/07/2018	1,700	1,676
1.000% due 06/29/2017 - 09/29/2017 (g)	2,000	2,005
1.250% due 08/01/2019 - 10/02/2019	1,900	1,848
3.750% due 03/27/2019	300	330
5.000% due 03/01/2024 - 12/01/2038	3,416	3,785
5.500% due 04/01/2038	868	968
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,405
5.000% due 05/15/2038 - 08/01/2044	1,009	1,108

Total U.S. Government Agencies (Cost $153,260)		152,472

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	5,257	5,292
0.375% due 07/15/2023	1,222	1,246
0.625% due 01/15/2024	23,874	24,729
1.250% due 07/15/2020 (g)(i)	3,587	3,932
1.750% due 01/15/2028	22,019	25,339
2.000% due 07/15/2014 (g)	7,545	7,563
2.000% due 01/15/2026	4,897	5,767
2.375% due 01/15/2025	7,168	8,683
2.375% due 01/15/2027	11,167	13,698
2.500% due 01/15/2029	5,741	7,238

Total U.S. Treasury Obligations (Cost $103,979)		103,487

MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust
0.402% due 10/25/2035		5,385	5,002
Banc of America Funding Corp.
2.689% due 05/25/2035		39	40
BCAP LLC Trust
0.282% due 06/26/2037		3,680	3,545
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		259	264
2.344% due 02/25/2033		3	3
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		2,400	2,498
Chase Mortgage Finance Trust
2.576% due 02/25/2037		118	114
Citigroup Mortgage Loan Trust, Inc.
7.143% due 09/25/2037		4,600	4,358
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.401% due 07/15/2044		2,308	2,401
Countrywide Home Loan Mortgage Pass-Through Trust
2.521% due 11/19/2033		598	593
Credit Suisse First Boston Mortgage Securities Corp.
2.485% due 09/25/2033		17	17
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,399	5,789
Granite Master Issuer PLC
0.313% due 12/20/2054	EUR	936	1,276
0.333% due 12/20/2054		1,223	1,668
0.734% due 12/20/2054	GBP	2,851	4,856
0.814% due 12/20/2054		1,306	2,226
Granite Mortgages PLC
0.874% due 03/20/2044		607	1,037
0.874% due 06/20/2044		504	863
GSR Mortgage Loan Trust
2.657% due 09/25/2035		$232	234
HomeBanc Mortgage Trust
0.402% due 03/25/2035		1,930	1,671
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,183	1,279
Leek Finance Ltd.
0.450% due 12/21/2038		1,002	1,035
0.490% due 09/21/2038		300	312
Leek Finance PLC
0.833% due 12/21/2037	GBP	199	356
Merrill Lynch Mortgage Investors Trust
0.402% due 11/25/2035		$1,130	1,102
1.002% due 01/25/2029		560	567
Morgan Stanley Capital Trust
5.376% due 11/14/2042		2,251	2,335
Prime Mortgage Trust
5.000% due 02/25/2019		3	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.504% due 07/25/2034		4,348	4,465
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		572	621
WaMu Mortgage Pass-Through Certificates Trust
2.201% due 09/25/2046		323	303
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 06/25/2035		5,876	5,955

Total Mortgage-Backed Securities (Cost $54,391)			56,788

ASSET-BACKED SECURITIES 4.1%
Ally Auto Receivables Trust
0.480% due 02/15/2017		11,800	11,802
Countrywide Asset-Backed Certificates
0.252% due 05/25/2047		75	75
0.332% due 06/25/2036		86	83
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		40	42
First Franklin Mortgage Loan Trust
0.977% due 01/25/2035		3,671	3,359
GE Equipment Transportation LLC
0.200% due 06/23/2015		6,000	6,000
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		35	35
Nissan Auto Lease Trust
0.314% due 09/15/2016		5,100	5,101
Option One Mortgage Loan Trust
0.992% due 02/25/2033		1,618	1,514
Option One Mortgage Loan Trust Asset-Backed Certificates
0.592% due 11/25/2035		2,494	2,265
Park Place Securities, Inc.
0.602% due 09/25/2035		3,335	3,317

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035		8,640	8,521
0.712% due 01/25/2036		2,000	1,930
Residential Asset Securities Corp. Trust
0.422% due 04/25/2036		4,300	4,103
SLM Private Education Loan Trust
1.202% due 06/15/2023		996	1,002
SLM Student Loan Trust
0.729% due 10/25/2017		1,908	1,911
SMS Student Loan Trust
0.418% due 10/28/2028		23	23
0.428% due 04/28/2029		14	14
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		7,300	7,301

Total Asset-Backed Securities (Cost $57,968)			58,398

SOVEREIGN ISSUES 12.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	311
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	4,000	1,672
0.000% due 07/01/2015		26,000	10,603
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	3,800	5,363
2.750% due 12/01/2015		7,700	10,881
3.000% due 06/15/2015		2,600	3,649
3.000% due 11/01/2015		600	849
3.750% due 08/01/2015		8,600	12,194
3.750% due 04/15/2016		200	289
3.750% due 08/01/2016		1,800	2,624
4.500% due 07/15/2015		13,700	19,554
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		900	1,227
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	16,420	1,433
4.500% due 11/22/2035 (c)		10,262	958
5.000% due 06/16/2016 (c)		5,696	483
9.500% due 12/18/2014		16,000	1,271
Province of Ontario
1.100% due 10/25/2017		$600	598
1.600% due 09/21/2016		10,100	10,300
1.650% due 09/27/2019		600	591
3.000% due 07/16/2018		200	212
3.150% due 06/02/2022	CAD	1,200	1,157
4.000% due 10/07/2019		$900	991
4.400% due 04/14/2020		1,600	1,795
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	984
Spain Government International Bond
2.100% due 04/30/2017	EUR	100	142
3.000% due 04/30/2015		500	700
3.150% due 01/31/2016		1,600	2,286
3.250% due 04/30/2016		400	576
3.300% due 07/30/2016		1,100	1,593
3.750% due 10/31/2015		33,900	48,518
4.000% due 07/30/2015		24,800	35,312
4.250% due 10/31/2016		1,600	2,374
4.500% due 01/31/2018		2,700	4,158
5.500% due 07/30/2017		200	313

Total Sovereign Issues (Cost $183,714)			185,961

SHORT-TERM INSTRUMENTS 8.7%
CERTIFICATES OF DEPOSIT 2.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$3,000	3,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.280% due 06/12/2015		6,000	6,000
Credit Suisse
0.465% due 03/17/2015		800	800
0.641% due 12/07/2015		4,300	4,305
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		5,300	5,281
Royal Bank of Canada
1.370% due 05/07/2015	CAD	12,700	11,897

			31,283

COMMERCIAL PAPER 1.4%
Ford Motor Credit Co. LLC
0.630% due 10/06/2014		$1,300	1,298
0.720% due 03/02/2015		2,900	2,887
0.880% due 07/14/2014		600	600
0.900% due 07/01/2014		300	300
0.900% due 08/05/2014		500	499

NiSource Finance Corp.
0.610% due 07/23/2014		9,000	8,997
0.610% due 07/28/2014		5,900	5,897

			20,478

REPURCHASE AGREEMENTS (e) 2.7%			38,924

SHORT-TERM NOTES 2.2%
Federal Home Loan Bank
0.070% due 08/13/2014		31,800	31,797

MEXICO TREASURY BILLS 0.2%
3.026% due 12/11/2014 (b)	MXN	41,800	3,179

U.S. TREASURY BILLS 0.0%
0.051% due 10/09/2014 (g)		$15	15

Total Short-Term Instruments (Cost $125,427)			125,676

Total Investments in Securities (Cost $1,026,979)			1,047,104

	SHARES
INVESTMENTS IN AFFILIATES 29.6%
SHORT-TERM INSTRUMENTS 29.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.6%
PIMCO Short-Term Floating NAV Portfolio		133	1
PIMCO Short-Term Floating NAV Portfolio III		42,616,575	425,825

Total Short-Term Instruments (Cost $425,799)			425,826

Total Investments in Affiliates (Cost $425,799)			425,826

Total Investments 102.3% (Cost $1,452,778)			$1,472,930
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(161))			(99)
Other Assets and Liabilities, net (2.3%)			(33,338)

Net Assets 100.0%			$1,439,493

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.140%	06/30/2014	07/01/2014	$33,200	U.S. Treasury Bonds 8.125% due 05/15/2021	$(33,906)	$33,200	$33,200
SSB	0.000%	06/30/2014	07/01/2014	5,724	Fannie Mae 2.110% due 11/07/2022	(5,843)	5,724	5,724

Total Repurchase Agreements						$(39,749)	$38,924	$38,924

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings during the period ended June 30, 2014 was $36,412 at a weighted average interest rate of (0.146%).

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2016	33	$3	$1	$(2)
3-Month Euribor June Futures	Long	06/2016	33	3	2	(1)
3-Month Euribor March Futures	Long	03/2017	33	5	2	(2)
3-Month Euribor September Futures	Long	09/2016	33	3	1	(1)
90-Day Eurodollar December Futures	Long	12/2015	2,847	782	142	0
90-Day Eurodollar December Futures	Long	12/2016	8	2	0	0
90-Day Eurodollar June Futures	Long	06/2016	175	67	9	0
90-Day Eurodollar March Futures	Long	03/2016	1,393	177	87	0
90-Day Eurodollar March Futures	Long	03/2017	8	2	1	0
90-Day Eurodollar September Futures	Long	09/2015	1,119	410	42	0
90-Day Eurodollar September Futures	Long	09/2016	757	675	38	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,715	(182)	121	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	2,898	(148)	226	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	254	32	71	0

Total Futures Contracts				$1,831	$743	$(6)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$8,800	$176	$43	$0	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$20,700	$179	$8	$3	$0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		108,800	200	123	26	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017		31,800	(13)	(14)	6	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		138,500	1,310	31	21	0
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		3,600	50	(9)	4	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		52,200	5,621	2,489	0	(280)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		22,400	(884)	(2,153)	0	(133)
Pay	28-Day MXN-TIIE	6.300%	04/26/2024	MXN	15,000	26	2	1	0

						$6,489	$477	$61	$(413)

Total Swap Agreements						$6,665	$520	$61	$(417)

(g)	Securities with an aggregate market value of $14,756 and cash of $599 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2014	BRL	449		$204	$1	$0
	07/2014		$200	BRL	450	3	0
	07/2014		17,782	EUR	13,087	138	0
	05/2015	CAD	12,529		$11,415	0	(239)
	06/2015	EUR	5,334		7,252	0	(65)
	06/2016		14,650		20,059	0	(181)
BPS	07/2014	BRL	899		408	1	0
	07/2014	EUR	3,074		4,177	0	(32)
	07/2014		$400	BRL	899	7	0
	04/2015	BRL	37		$15	0	0
	06/2015	EUR	2,270		3,079	0	(35)
BRC	07/2014		5,594		7,622	0	(37)
	07/2014	JPY	81,500		799	0	(5)
	07/2014		$20,185	EUR	14,882	193	0
	09/2014	GBP	10,507		$17,636	0	(335)
	06/2015	EUR	2,878		3,910	0	(38)
	06/2016		2,837		3,901	0	(19)
CBK	07/2014		1,906		2,595	0	(15)
DUB	07/2014		$3,532	EUR	2,601	30	0
	12/2014	MXN	16,532		$1,257	0	(3)
	06/2016	EUR	1,476		2,021	0	(18)
FBF	07/2014		$5,706	EUR	4,212	62	0
	06/2015	EUR	4,212		$5,717	0	(61)
	07/2015	BRL	222		91	0	0
GLM	07/2014	EUR	112,262		153,749	29	0
	08/2014		$5,245	BRL	11,713	6	0
	08/2014		1,740	MXN	22,917	20	0
	09/2014		5,950		77,644	3	(1)
	07/2015	BRL	12,780		$5,245	0	(12)
HUS	04/2015		3,963		1,609	0	(58)
JPM	07/2014		1,692		769	2	0
	07/2014	EUR	8,594		11,666	0	(102)
	07/2014	JPY	1,089,424		10,696	0	(58)
	07/2014		$756	BRL	1,693	10	0
	07/2014		110,272	EUR	81,112	795	0
	07/2014		11,530	JPY	1,170,924	29	0
	08/2014	BRL	1,693		$749	0	(10)
	08/2014	EUR	81,112		110,285	0	(796)
	08/2014	JPY	1,170,924		11,532	0	(29)
	07/2015	BRL	13,000		5,350	2	0
MSC	07/2014		$5,428	EUR	3,984	27	0
	08/2014	BRL	11,713		$5,244	0	(8)
	06/2016	EUR	3,984		5,480	0	(25)
NAB	07/2014		$15,699	EUR	11,552	119	0
	06/2015	EUR	2,885		$3,924	0	(34)
	06/2016		8,667		11,900	0	(75)
RBC	09/2014	CAD	2,951		2,715	0	(46)
	12/2014	MXN	765		58	0	0
SOG	12/2014		40,477		3,080	0	(6)
UAG	07/2014	BRL	3,333		1,484	0	(24)
	07/2014		$1,511	BRL	3,333	2	(4)
	08/2014		726		1,640	10	0

Total Forward Foreign Currency Contracts						$1,489	$(2,371)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.297%	$1,000	$12	$4	$16	$0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	100	1	0	1	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%	1,000	4	15	19	0
BRC	China Government International Bond	1.000%	09/20/2016	0.258%	2,900	42	7	49	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%	700	8	4	12	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.921%	600	(22)	24	2	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	800	(5)	9	4	0
CBK	Indonesia Government International Bond	1.000%	09/20/2017	0.921%	400	(14)	15	1	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	1,400	8	6	14	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	500	(9)	16	7	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	600	(35)	17	0	(18)
DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%	800	(16)	18	2	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%	400	6	1	7	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	500	(4)	6	2	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.283%	700	9	2	11	0
FBF	Indonesia Government International Bond	1.000%	09/20/2017	0.921%	400	(14)	16	2	0
GST	Italy Government International Bond	1.000%	06/20/2017	0.669%	500	3	2	5	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	300	(1)	3	2	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	1,700	(16)	39	23	0
HUS	China Government International Bond	1.000%	09/20/2016	0.258%	10,000	143	26	169	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	1,300	(7)	13	6	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	100	1	1	2	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	3,400	(199)	100	0	(99)
UAG	Japan Government International Bond	1.000%	12/20/2015	0.116%	2,600	0	34	34	0

						$(105)	$378	$390	$(117)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	14,000	$(10)	$51	$41	$0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		1,000	(1)	3	2	0
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,000	0	2	2	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		26,000	(42)	78	36	0
JPM	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		17,000	(26)	49	23	0
UAG	Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,000	23	2	25	0

							$(56)	$185	$129	$0

Total Swap Agreements							$(161)	$563	$519	$(117)

(i)	Securities with an aggregate market value of $291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$229,872	$0	$229,872
Industrials	0	37,951	0	37,951
Utilities	0	28,085	0	28,085
Municipal Bonds & Notes
California	0	35,926	0	35,926
Mississippi	0	862	0	862
New York	0	16,490	0	16,490
Texas	0	14,545	0	14,545
Virginia	0	591	0	591
U.S. Government Agencies	0	152,472	0	152,472
U.S. Treasury Obligations	0	103,487	0	103,487
Mortgage-Backed Securities	0	53,243	3,545	56,788
Asset-Backed Securities	0	58,398	0	58,398
Sovereign Issues	0	185,961	0	185,961
Short-Term Instruments
Certificates of Deposit	0	31,283	0	31,283
Commercial Paper	0	20,478	0	20,478
Repurchase Agreements	0	38,924	0	38,924
Short-Term Notes	0	31,797	0	31,797
Mexico Treasury Bills	0	3,179	0	3,179
U.S. Treasury Bills	0	15	0	15
	$0	$1,043,559	$3,545	$1,047,104

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$425,826	$0	$0	$425,826

Total Investments	$425,826	$1,043,559	$3,545	$1,472,930

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	743	61	0	804
Over the counter	0	2,008	0	2,008
	$743	$2,069	$0	$2,812

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(417)	0	(423)
Over the counter	0	(2,488)	0	(2,488)

	$(6)	$(2,905)	$0	$(2,911)

Totals	$426,563	$1,042,723	$3,545	$1,472,831

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6%
CORPORATE BONDS & NOTES 61.0%
BANKING & FINANCE 39.9%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$5,000	$5,048
Aegon NV
4.625% due 12/01/2015		856	902
Ally Financial, Inc.
2.427% due 12/01/2014		800	803
3.500% due 07/18/2016		1,000	1,034
4.625% due 06/26/2015		1,050	1,085
6.750% due 12/01/2014		500	513
8.300% due 02/12/2015		400	418
American Express Credit Corp.
2.750% due 09/15/2015		1,700	1,745
American Honda Finance Corp.
1.000% due 08/11/2015		2,000	2,010
American International Group, Inc.
5.050% due 10/01/2015		750	791
Banco do Brasil S.A.
4.500% due 01/22/2015		800	816
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,000	1,025
4.625% due 02/13/2017		1,000	1,069
Banco Santander Chile
1.828% due 01/19/2016		900	909
Bank of America Corp.
5.450% due 07/15/2014		1,029	1,031
Bank of America N.A.
0.645% due 05/08/2017		4,300	4,301
Bank of Montreal
2.625% due 01/25/2016		1,400	1,447
2.850% due 06/09/2015		400	410
Bank of Nova Scotia
1.950% due 01/30/2017		200	205
BBVA Bancomer S.A.
4.500% due 03/10/2016		2,500	2,644
Bear Stearns Cos. LLC
5.700% due 11/15/2014		4,000	4,077
Caisse Centrale Desjardins
1.600% due 03/06/2017		250	254
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		1,950	1,995
CIT Group, Inc.
4.750% due 02/15/2015		3,000	3,066
Citigroup, Inc.
4.875% due 05/07/2015		1,200	1,243
5.000% due 09/15/2014		709	715
Credit Suisse
3.500% due 03/23/2015		1,200	1,226
DBS Bank Ltd.
2.375% due 09/14/2015		1,000	1,023
Dexia Credit Local S.A.
0.524% due 11/13/2015		3,500	3,500
0.526% due 01/17/2016		2,000	2,001
0.628% due 01/11/2017		300	301
Eksportfinans ASA
3.000% due 11/17/2014		3,700	3,727
Erste Abwicklungsanstalt
0.431% due 06/07/2016		5,000	5,012
0.527% due 01/29/2016		3,000	3,012
Export-Import Bank of Korea
0.927% due 11/26/2016		1,000	1,006
0.977% due 01/14/2017		300	302
5.125% due 03/16/2015		2,400	2,475
Ford Motor Credit Co. LLC
0.675% due 11/08/2016		1,500	1,500
3.875% due 01/15/2015		200	204
7.000% due 04/15/2015		435	457
General Electric Capital Corp.
0.504% due 05/15/2017		1,000	1,002
1.000% due 08/11/2015		2,200	2,216
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	719
Goldman Sachs Group, Inc.
0.727% due 01/12/2015		$717	718
3.300% due 05/03/2015		800	818

Hana Bank
1.349% due 11/09/2016	350	354
3.500% due 10/25/2017	1,000	1,059
HSBC Finance Corp.
0.657% due 06/01/2016	750	751
5.000% due 06/30/2015	2,500	2,609
5.250% due 04/15/2015	1,000	1,037
Hyundai Capital Services, Inc.
6.000% due 05/05/2015	1,000	1,043
Industrial Bank of Korea
2.375% due 07/17/2017	2,000	2,045
International Lease Finance Corp.
8.625% due 09/15/2015	2,600	2,821
IPIC GMTN Ltd.
1.750% due 11/30/2015	2,000	2,033
JPMorgan Chase & Co.
0.744% due 02/15/2017	1,100	1,105
Kookmin Bank
1.375% due 01/15/2016	1,000	1,008
Korea Development Bank
0.853% due 01/22/2017	1,000	1,002
3.500% due 08/22/2017	1,500	1,585
4.000% due 09/09/2016	2,000	2,127
Macquarie Group Ltd.
7.300% due 08/01/2014	1,400	1,407
Morgan Stanley
3.800% due 04/29/2016	1,500	1,575
6.000% due 04/28/2015	1,000	1,047
Nederlandse Waterschapsbank NV
0.278% due 10/27/2014	4,400	4,400
0.302% due 11/06/2014	2,000	1,999
3.000% due 03/17/2015	2,000	2,039
NRW Bank
0.469% due 10/16/2017	6,600	6,632
Royal Bank of Canada
0.625% due 12/05/2016	1,400	1,403
SLM Corp.
3.875% due 09/10/2015	800	820
5.000% due 04/15/2015	2,000	2,060
6.250% due 01/25/2016	500	533
SunTrust Bank
0.535% due 04/01/2015	1,000	1,000
Toronto-Dominion Bank
2.200% due 07/29/2015	2,000	2,040
Wachovia Corp.
0.565% due 10/28/2015	3,000	3,007

		121,316

INDUSTRIALS 14.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	100	102
Amgen, Inc.
0.608% due 05/22/2017	900	901
1.875% due 11/15/2014	2,000	2,012
BMW U.S. Capital LLC
0.567% due 06/02/2017	1,400	1,396
Canadian Natural Resources Ltd.
0.609% due 03/30/2016	725	727
Chesapeake Energy Corp.
3.479% due 04/15/2019	200	202
CONSOL Energy, Inc.
8.250% due 04/01/2020	1,600	1,740
Covidien International Finance S.A.
1.350% due 05/29/2015	3,000	3,025
CSX Corp.
5.600% due 05/01/2017	500	558
D.R. Horton, Inc.
5.625% due 09/15/2014	2,900	2,931
Daimler Finance North America LLC
1.650% due 04/10/2015	1,000	1,010
Devon Energy Corp.
0.681% due 12/15/2015	1,000	1,004
Enbridge, Inc.
0.678% due 06/02/2017	300	301
Enterprise Products Operating LLC
3.700% due 06/01/2015	587	604
5.000% due 03/01/2015	2,400	2,473
Express Scripts Holding Co.
2.750% due 11/21/2014	2,000	2,019
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	680	708

Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	641	644
Georgia-Pacific LLC
7.700% due 06/15/2015	1,000	1,067
Harvest Operations Corp.
2.125% due 05/14/2018	1,000	1,002
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	1,300	1,361
Hyundai Capital America
1.875% due 08/09/2016	300	305
Korea National Oil Corp.
5.375% due 07/30/2014	2,000	2,007
MGM Resorts International
7.500% due 06/01/2016	1,000	1,106
NBCUniversal Enterprise, Inc.
0.911% due 04/15/2018	1,000	1,012
NBCUniversal Media LLC
3.650% due 04/30/2015	1,800	1,849
Nissan Motor Acceptance Corp.
4.500% due 01/30/2015	1,700	1,737
Oracle Corp.
0.744% due 10/08/2019 (a)	1,600	1,600
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	2,000	2,220
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	1,000	1,025
Transocean, Inc.
4.950% due 11/15/2015	2,000	2,109
USG Corp.
8.375% due 10/15/2018	400	423
WPP Finance U.K.
8.000% due 09/15/2014	1,800	1,827
Xerox Corp.
4.250% due 02/15/2015	1,350	1,381

		44,388

UTILITIES 6.5%
Electricite de France
0.688% due 01/20/2017	1,800	1,808
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	209
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,458
Rosneft Finance S.A.
6.250% due 02/02/2015	100	103
SingTel Group Treasury Pte Ltd.
2.375% due 09/08/2017	2,800	2,887
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017	1,000	1,002
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,348
Telecom Italia Capital S.A.
4.950% due 09/30/2014	1,000	1,010
5.250% due 10/01/2015	500	524
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	2,484	2,548
Verizon Communications, Inc.
0.631% due 06/09/2017	2,000	2,004
1.761% due 09/15/2016	2,900	2,981

		19,882

Total Corporate Bonds & Notes (Cost $185,393)		185,586

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041	1,100	1,102

Total Municipal Bonds & Notes (Cost $1,100)		1,102

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.442% due 12/25/2017	2,200	2,201
0.732% due 07/25/2041	4,325	4,361

Total U.S. Government Agencies (Cost $6,551)		6,562

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
0.109% due 04/30/2016 (e)†	100	100

0.625% due 12/15/2016 (e)(g)	4,200	4,198

Total U.S. Treasury Obligations (Cost $4,287)		4,298

MORTGAGE-BACKED SECURITIES 1.5%
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037	844	848
DBRR Trust
0.853% due 02/25/2045	1,069	1,068
GS Mortgage Securities Trust
4.751% due 07/10/2039	941	961
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043	378	386
Morgan Stanley Capital Trust
3.884% due 09/15/2047	1,400	1,455

Total Mortgage-Backed Securities (Cost $4,759)		4,718

ASSET-BACKED SECURITIES 2.1%
Chase Issuance Trust
0.352% due 05/15/2018	1,000	1,002
Citibank Omni Master Trust
2.902% due 08/15/2018	5,000	5,016
SLM Student Loan Trust
0.312% due 02/27/2017	322	322

Total Asset-Backed Securities (Cost $6,369)		6,340

SOVEREIGN ISSUES 4.5%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015	1,000	1,033
Kommunalbanken A/S
0.409% due 02/20/2018	3,000	3,007
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,509
State of North Rhine-Westphalia
0.528% due 04/28/2017	8,200	8,250

Total Sovereign Issues (Cost $13,789)		13,799

SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 4.6%
Banco do Brasil S.A.
1.211% due 06/29/2015	1,500	1,500
Barclays Bank PLC
0.531% due 05/01/2015	2,700	2,700
Credit Agricole
0.560% due 11/30/2015	3,300	3,300
Credit Suisse
0.465% due 03/17/2015	500	500
0.603% due 01/28/2016	1,000	1,001
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	3,000	3,000
Kookmin Bank
0.775% due 05/04/2015	1,900	1,900

		13,901

COMMERCIAL PAPER 6.3%
AXA Financial, Inc.
0.550% due 06/10/2015	2,900	2,887
Eni Finance USA, Inc.
0.580% due 05/22/2015	2,800	2,788
Entergy Corp.
0.870% due 08/25/2014	2,000	1,997
Ford Motor Credit Co. LLC
0.900% due 10/03/2014	1,000	999
Glencore Funding LLC
0.610% due 10/07/2014	700	699
0.670% due 07/15/2014	1,000	1,000
0.700% due 07/16/2014	1,100	1,100
Macquarie Bank Ltd.
0.565% due 05/06/2015	1,200	1,200
Mohawk Industries, Inc.
0.550% due 07/23/2014	2,000	1,999
0.720% due 07/08/2014	1,000	1,000
NiSource Finance Corp.
0.550% due 07/11/2014	3,000	3,000

Noble Corp.
0.430% due 07/17/2014		500	500

			19,169

REPURCHASE AGREEMENTS (c) 0.0%			100

MEXICO TREASURY BILLS 1.6%
3.589% due 07/24/2014	MXN	63,300	4,868

U.S. TREASURY BILLS 5.0%
0.073% due 07/03/2014 - 03/05/2015 (b)(e)(g)†		$15,269	15,265

Total Short-Term Instruments (Cost $53,187)			53,303

Total Investments in Securities (Cost $275,435)			275,708

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III		2,257,136	22,553

Total Short-Term Instruments (Cost $22,550)			22,553

Total Investments in Affiliates (Cost $22,550)			22,553

Total Investments 98.0% (Cost $297,985)			$298,261
Financial Derivative Instruments (d)(f) (0.1%) (Cost or Premiums, net $18)			(166)
Other Assets and Liabilities, net 2.1%			6,148

Net Assets 100.0%			$304,243

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.200% †	06/30/2014	07/01/2014	$100	Fannie Mae 4.000% due 10/01/2042	$(110)	$100	$100

Total Repurchase Agreements						$(110)	$100	$100

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	Long	09/2014	700	$1,445	$308	$0
CAC 40 Index July Futures	Long	07/2014	370	(523)	0	(89)
Copper September Futures	Long	09/2014	41	42	37	0
Corn September Futures	Short	09/2014	547	517	643	0
E-mini S&P 500 Index September Futures	Long	09/2014	309	365	6	0
Euro STOXX 50 September Futures	Long	09/2014	498	(347)	48	(27)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	132	292	2	(29)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2014	238	671	26	(85)
FTSE 100 Index September Futures	Long	09/2014	196	(76)	119	(15)
FTSE/MIB Index September Futures	Long	09/2014	44	(255)	0	(34)
Nikkei 225 Index September Futures	Long	09/2014	106	12	18	(110)
S&P/Toronto Stock Exchange 60 September Futures	Long	09/2014	194	608	218	0
WTI Crude August Futures †	Long	07/2014	127	(14)	0	(47)

Total Futures Contracts				$2,737	$1,425	$(436)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	72,300	$3,919	$840	$45	$0
Pay	3-Month USD-LIBOR	3.750%	06/18/2044		$34,700	3,101	1,275	216	0
Pay	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	55,400	3,675	2,832	0	(62)
Pay	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	12,310,000	4,003	852	6	0

Total Swap Agreements						$14,698	$5,799	$267	$(62)

(e)	Securities with an aggregate market value of $16,403 and cash of $48 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	AUD	34,800		$32,619	$0	$(168)
	07/2014	CHF	45,750		51,960	365	0
	07/2014	EUR	15,875		21,480	0	(258)
	07/2014	JPY	5,563,400		54,194	0	(728)
	07/2014	MXN	542,500		41,528	0	(253)
	07/2014		$2,036	AUD	2,198	36	0
	07/2014		1,554	CHF	1,375	0	(4)
	07/2014		2,823	GBP	1,688	64	0
	07/2014		55,205	JPY	5,625,000	325	0
	07/2014		14,600	MXN	192,000	187	0
	08/2014	EUR	1,137		$1,546	0	(12)
	08/2014		$503	AUD	536	1	0
	10/2014		32,393		34,800	169	0
BPS	09/2014		560	CAD	609	10	0
BRC	07/2014	GBP	24,039		$40,262	0	(875)
	07/2014	JPY	3,775,000		36,408	0	(859)
	07/2014		$12,499	AUD	13,600	314	0
	07/2014		56,289	CHF	49,250	0	(747)
	07/2014		40,671	GBP	24,000	399	0
	08/2014	EUR	452		$617	0	(2)
	09/2014	GBP	689		1,156	0	(22)
DUB	07/2014	AUD	908		840	0	(16)
	07/2014	CAD	64,900		60,256	0	(548)
	10/2014		$60,114	CAD	64,900	544	0
FBF	07/2014	CHF	47,185		$52,794	0	(419)
	07/2014		$56,789	CHF	50,875	586	0
	08/2014		924	EUR	677	3	0
	10/2014	CHF	50,875		$56,836	0	(589)
GLM	07/2014	AUD	46,600		42,856	0	(1,048)
	07/2014	CHF	67,690		76,240	192	(290)
	07/2014	EUR	36,500		50,094	113	0
	07/2014	GBP	23,938		39,613	0	(1,350)
	07/2014	JPY	3,775,000		36,972	2	(297)
	07/2014	MXN	63,300		4,713	0	(159)
	07/2014		$76,386	AUD	82,800	1,623	0
	07/2014		44,654	CAD	48,800	1,066	0
	07/2014		67,497	CHF	59,125	0	(818)
	07/2014		50,660	EUR	36,500	0	(678)
	07/2014		109,750	GBP	65,500	2,336	0
	07/2014		90,561	JPY	9,212,500	386	0
	10/2014		29,853	CAD	32,100	149	0
HUS	07/2014	GBP	24,000		$40,818	0	(252)
	10/2014		$40,781	GBP	24,000	252	0
MSC	07/2014	AUD	31,900		$29,305	0	(749)
	07/2014		$13,634	AUD	15,100	592	0
	07/2014		21,691	MXN	288,500	528	0
RBC	07/2014	GBP	29,648		$49,653	0	(1,082)
	07/2014	JPY	1,725,000		16,891	0	(139)
	07/2014	MXN	542,500		41,533	0	(248)
	07/2014		$14,553	CAD	16,100	531	0
	07/2014		21,569	EUR	15,875	170	0
	07/2014		17,354	GBP	10,438	508	0
	07/2014		46,705	MXN	604,500	12	(161)
	09/2014	CAD	1,720		$1,582	0	(27)
	09/2014		$398	CAD	433	7	0
	10/2014	EUR	15,875		$21,574	0	(172)
	10/2014		$16,901	JPY	1,725,000	140	0

Total Forward Foreign Currency Contracts						$11,610	$(12,970)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC AUD versus USD		$0.780	07/15/2014	AUD	17,000	$1	$0
	Put - OTC AUD versus USD		0.770	07/18/2014		30,000	3	0
	Put - OTC AUD versus USD		0.800	08/07/2014		25,000	2	0
	Put - OTC GBP versus USD		1.545	07/31/2014	GBP	18,000	3	0
	Put - OTC GBP versus USD		1.525	08/07/2014		10,000	2	0
	Put - OTC GBP versus USD		1.530	08/19/2014		18,000	3	0
	Call - OTC USD versus CAD	CAD	1.200	08/07/2014		$28,000	3	0
	Call - OTC USD versus CAD		1.195	08/14/2014		5,000	1	0

Total Purchased Options							$18	$0

(g)	Securities with an aggregate market value of $2,473 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$121,316	$0	$121,316
Industrials	1,600	42,788	0	44,388
Utilities	0	19,882	0	19,882
Municipal Bonds & Notes
California	0	1,102	0	1,102
U.S. Government Agencies	0	6,562	0	6,562
U.S. Treasury Obligations	0	4,298	0	4,298
Mortgage-Backed Securities	0	3,650	1,068	4,718
Asset-Backed Securities	0	6,340	0	6,340
Sovereign Issues	0	13,799	0	13,799
Short-Term Instruments
Certificates of Deposit	0	13,901	0	13,901
Commercial Paper	0	19,169	0	19,169
Repurchase Agreements	0	100	0	100
Mexico Treasury Bills	0	4,868	0	4,868
U.S. Treasury Bills	0	15,265	0	15,265
	$1,600	$273,040	$1,068	$275,708

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,553	$0	$0	$22,553

Total Investments	$24,153	$273,040	$1,068	$298,261

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,425	267	0	1,692
Over the counter	0	11,610	0	11,610
	$1,425	$11,877	$0	$13,302

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(436)	(62)	0	(498)
Over the counter	0	(12,970)	0	(12,970)

	$(436)	$(13,032)	$0	$(13,468)

Totals	$25,142	$271,885	$1,068	$298,095

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.0%
BANK LOAN OBLIGATIONS 0.3%
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		$9,160	$9,185
Dell, Inc.
3.750% due 10/29/2018		11,970	11,985
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		22,403	22,449
HCA, Inc.
2.900% due 03/31/2017		14,962	15,014
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		3,020	3,045
WaveDivision Holdings LLC
4.000% due 10/15/2019		2,955	2,964

Total Bank Loan Obligations (Cost $64,278)			64,642

CORPORATE BONDS & NOTES 22.0%
BANKING & FINANCE 17.4%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		3,200	3,240
4.000% due 04/27/2016		71,700	75,629
AGFC Capital Trust
6.000% due 01/15/2067		6,600	5,709
Ally Financial, Inc.
2.427% due 12/01/2014		18,428	18,451
2.500% due 03/15/2017 (f)		30,000	30,009
2.750% due 01/30/2017		18,800	19,059
3.125% due 01/15/2016		9,500	9,773
3.500% due 07/18/2016		32,645	33,747
3.500% due 01/27/2019		5,000	5,061
4.625% due 06/26/2015		12,145	12,555
4.750% due 09/10/2018		5,000	5,319
5.500% due 02/15/2017		18,101	19,651
6.250% due 12/01/2017		9,200	10,304
6.750% due 12/01/2014		116,859	119,655
7.500% due 09/15/2020		34,600	41,823
8.300% due 02/12/2015		328,700	343,081
American Express Co.
7.000% due 03/19/2018		5,400	6,426
American International Group, Inc.
5.050% due 10/01/2015		400	422
5.450% due 05/18/2017		1,800	2,009
5.600% due 10/18/2016		1,600	1,760
5.850% due 01/16/2018		5,600	6,397
8.250% due 08/15/2018		14,710	18,290
Aviation Loan Trust
2.341% due 12/15/2022		9,616	9,011
Banco Santander Chile
1.828% due 01/19/2016		25,000	25,250
Bank of America Corp.
0.487% due 10/14/2016		1,700	1,694
0.554% due 08/15/2016		30,390	30,140
0.617% due 08/26/2014	EUR	1,300	1,781
0.879% due 05/23/2017		9,000	12,231
1.049% due 03/28/2018		1,000	1,350
1.050% due 03/22/2016		$39,766	40,079
1.300% due 03/22/2018		50,000	50,690
2.000% due 01/11/2018		2,200	2,216
3.929% due 10/21/2025	MXN	125,000	10,770
4.500% due 04/01/2015		$18,400	18,952
5.000% due 01/15/2015		18,186	18,618
5.450% due 07/15/2014		4,500	4,510
5.625% due 10/14/2016		200	220
5.650% due 05/01/2018		63,100	71,561
5.750% due 12/01/2017		14,275	16,131
6.000% due 09/01/2017		1,610	1,820
6.400% due 08/28/2017		7,150	8,172
6.500% due 08/01/2016		2,600	2,883
6.500% due 07/15/2018		300	350
6.875% due 04/25/2018		62,300	73,406
6.875% due 11/15/2018		300	357
7.800% due 09/15/2016		19,842	22,559
Bank One Corp.
4.900% due 04/30/2015		4,127	4,271

Bankia S.A.
0.532% due 01/25/2016	EUR	4,800	6,502
4.375% due 02/14/2017		2,500	3,673
Barclays Bank PLC
7.700% due 04/25/2018 (e)		$2,259	2,422
10.000% due 05/21/2021	GBP	25,675	58,034
10.179% due 06/12/2021		$7,700	10,693
14.000% due 06/15/2019 (e)	GBP	27,431	64,268
Bear Stearns Cos. LLC
5.700% due 11/15/2014		$700	714
6.400% due 10/02/2017		26,200	30,224
7.250% due 02/01/2018		50,659	60,330
Berkshire Hathaway, Inc.
3.200% due 02/11/2015		550	560
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		9,400	9,493
BPCE S.A.
5.150% due 07/21/2024		29,300	30,975
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	700	983
CIT Group, Inc.
4.250% due 08/15/2017		$22,300	23,317
4.750% due 02/15/2015		221,200	226,039
5.000% due 05/15/2017		1,460	1,559
5.250% due 03/15/2018		10,547	11,351
5.500% due 02/15/2019		11,747	12,768
6.625% due 04/01/2018		2,601	2,933
CitiFinancial, Inc.
6.625% due 06/01/2015		100	105
Citigroup, Inc.
0.331% due 09/20/2014		3,800	3,798
0.770% due 03/10/2017		48,400	48,458
0.843% due 05/31/2017	EUR	1,600	2,169
0.904% due 11/15/2016		$1,920	1,931
1.189% due 07/25/2016		56,100	56,738
3.953% due 06/15/2016		200	211
4.587% due 12/15/2015		2,600	2,742
4.750% due 05/19/2015		10,906	11,306
5.000% due 09/15/2014		22,215	22,413
5.500% due 10/15/2014		8,789	8,916
6.000% due 08/15/2017		1,720	1,948
6.010% due 01/15/2015		13,500	13,909
6.125% due 05/15/2018		6,640	7,656
Cloverie PLC for Zurich Insurance Co. Ltd.
12.000% due 07/15/2014 (e)	EUR	1,200	1,662
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	7,794	13,788
6.875% due 03/19/2020	EUR	4,000	6,613
8.375% due 07/26/2016 (e)		$7,900	8,690
8.400% due 06/29/2017 (e)		2,000	2,260
11.000% due 06/30/2019 (e)		300	404
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		22,800	22,804
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		5,259	5,649
Eksportfinans ASA
2.000% due 09/15/2015		10,025	10,040
5.500% due 06/26/2017		10,000	10,750
Export-Import Bank of Korea
1.082% due 09/17/2016		3,900	3,926
FCE Bank PLC
4.750% due 01/19/2015	EUR	6,200	8,684
Fiat Finance & Trade S.A.
7.625% due 09/15/2014		100	139
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		$5,120	5,159
1.329% due 08/28/2014		9,700	9,715
1.474% due 05/09/2016		7,772	7,890
2.500% due 01/15/2016		4,200	4,308
2.750% due 05/15/2015		12,182	12,418
3.875% due 01/15/2015		25,200	25,654
3.984% due 06/15/2016		10,800	11,417
4.207% due 04/15/2016		29,040	30,660
4.250% due 02/03/2017		3,590	3,857
5.625% due 09/15/2015		1,927	2,039
6.625% due 08/15/2017		14,500	16,701
7.000% due 04/15/2015		7,000	7,352
8.000% due 12/15/2016		2,600	3,023
8.700% due 10/01/2014		4,700	4,798
12.000% due 05/15/2015		33,514	36,835
General Electric Capital Corp.
3.750% due 11/14/2014		1,600	1,621
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,620	3,681
GMAC International Finance BV
7.500% due 04/21/2015	EUR	600	863

Goldman Sachs Group, Inc.
0.628% due 07/22/2015		$300	300
0.635% due 11/15/2014	EUR	100	137
0.680% due 03/22/2016		$850	850
0.727% due 01/12/2015		43,975	44,046
4.500% due 05/09/2016	EUR	1,100	1,612
5.125% due 01/15/2015		$19,900	20,378
5.750% due 10/01/2016		200	220
6.150% due 04/01/2018		300	344
HBOS PLC
0.934% due 09/30/2016		4,800	4,788
1.110% due 09/01/2016	EUR	4,900	6,694
5.374% due 06/30/2021		10,000	15,320
HSBC Bank PLC
3.100% due 05/24/2016		$350	366
HSBC Bank USA N.A.
6.000% due 08/09/2017		19,100	21,531
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	522
HSBC USA Capital Trust
7.808% due 12/15/2026		1,000	1,013
HSBC USA, Inc.
2.375% due 02/13/2015		6,800	6,886
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,490
ING Bank NV
0.574% due 01/04/2016		67,200	67,205
International Lease Finance Corp.
4.875% due 04/01/2015		7,500	7,702
5.750% due 05/15/2016		2,900	3,112
6.500% due 09/01/2014		91,275	92,074
6.750% due 09/01/2016		70,800	78,676
7.125% due 09/01/2018		5,300	6,161
8.625% due 09/15/2015		5,674	6,156
8.750% due 03/15/2017		10,810	12,587
Intesa Sanpaolo SpA
6.500% due 02/24/2021		43,500	51,500
IPIC GMTN Ltd.
3.125% due 11/15/2015		6,100	6,304
JPMorgan Chase & Co.
0.847% due 02/26/2016		3,600	3,622
0.886% due 10/15/2015		10,000	10,059
0.940% due 03/31/2016		8,000	8,001
1.129% due 01/25/2018		73,000	74,093
3.450% due 03/01/2016		50,312	52,520
5.150% due 10/01/2015		7,485	7,884
5.250% due 05/01/2015		23,417	24,328
6.300% due 04/23/2019		1,300	1,538
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,186
6.000% due 10/01/2017		$22,300	25,365
Kookmin Bank
1.103% due 01/27/2017		200	201
Korea Development Bank
1.500% due 01/22/2018		22,500	22,218
LBG Capital PLC
8.500% due 12/17/2021 (e)		3,600	3,984
15.000% due 12/21/2019	EUR	1,100	2,333
Lloyds Bank PLC
4.385% due 05/12/2017 (e)		600	871
12.000% due 12/16/2024 (e)		$58,400	85,264
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,500	4,567
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$174	184
MassMutual Global Funding
3.125% due 04/14/2016		13,000	13,552
Metropolitan Life Global Funding
0.356% due 06/23/2016 (b)		46,200	46,205
Morgan Stanley
0.706% due 10/15/2015		21,900	21,952
1.750% due 02/25/2016		64,900	65,844
2.875% due 07/28/2014		13,900	13,925
4.100% due 01/26/2015		3,000	3,062
5.550% due 04/27/2017		940	1,045
5.750% due 10/18/2016		700	772
5.950% due 12/28/2017		700	797
6.000% due 04/28/2015		5,900	6,175
6.250% due 08/28/2017		20,100	22,921
6.625% due 04/01/2018		3,500	4,094
7.300% due 05/13/2019		1,700	2,081
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	28,222
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	676

Pricoa Global Funding
0.375% due 05/16/2016		42,800	42,828
Prudential Covered Trust
2.997% due 09/30/2015		59,120	60,573
QBE Capital Funding Ltd.
7.250% due 05/24/2041		33,100	35,714
RCI Banque S.A.
4.375% due 01/27/2015	EUR	6,200	8,668
4.600% due 04/12/2016		$14,500	15,363
Royal Bank of Canada
0.601% due 03/08/2016		5,010	5,028
0.691% due 09/09/2016		730	734
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	197
6.400% due 10/21/2019		42,650	50,269
6.666% due 10/05/2017 (e)	CAD	5,300	5,560
6.990% due 10/05/2017 (e)		$20,945	24,506
7.387% (e)	GBP	939	1,507
7.648% due 09/30/2031 (e)		$2,125	2,582
Royal Bank of Scotland NV
0.931% due 03/09/2015		4,500	4,495
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	12,151
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		5,000	5,162
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		35,000	36,383
SLM Corp.
3.875% due 09/10/2015		4,000	4,100
5.000% due 04/15/2015		3,500	3,605
5.000% due 06/15/2018		1,855	1,864
5.050% due 11/14/2014		4,876	4,955
5.500% due 01/15/2019		9,346	9,953
6.000% due 01/25/2017		17,000	18,530
6.250% due 01/25/2016		31,500	33,587
8.450% due 06/15/2018		62,604	74,147
Springleaf Finance Corp.
5.400% due 12/01/2015		12,973	13,661
5.750% due 09/15/2016		1,000	1,065
Stone Street Trust
5.902% due 12/15/2015		30,100	32,067
Svensk Exportkredit AB
1.750% due 10/20/2015		3,350	3,412
UBS AG
7.625% due 08/17/2022		49,800	60,030
Union Bank N.A.
2.625% due 09/26/2018		19,600	20,169
Wachovia Bank N.A.
0.603% due 11/03/2014		19,871	19,887
Waha Aerospace BV
3.925% due 07/28/2020		33,215	35,410
Wells Fargo & Co.
0.428% due 10/28/2015		6,400	6,402
5.900% due 06/15/2024 (e)		10,200	10,825

			3,924,834

INDUSTRIALS 2.3%
AbbVie, Inc.
1.200% due 11/06/2015		12,400	12,487
Altria Group, Inc.
4.125% due 09/11/2015		6,600	6,869
9.700% due 11/10/2018		468	614
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	222
6.375% due 09/15/2017		100	115
Apple, Inc.
0.473% due 05/03/2018		15,972	15,988
Aviation Capital Group Corp.
3.875% due 09/27/2016		30,800	31,892
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,607
CBS Corp.
8.875% due 05/15/2019		5,000	6,488
Centex Corp.
6.500% due 05/01/2016		4,500	4,928
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,051
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,917
ConAgra Foods, Inc.
1.900% due 01/25/2018		15,600	15,649
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		474	518
CSX Corp.
6.250% due 03/15/2018		600	698

D.R. Horton, Inc.
5.625% due 01/15/2016		2,500	2,666
6.500% due 04/15/2016		4,330	4,709
Daimler Finance North America LLC
0.829% due 01/09/2015		14,410	14,444
0.905% due 08/01/2016		1,500	1,514
1.300% due 07/31/2015		2,400	2,420
3.000% due 03/28/2016		3,700	3,831
Deluxe Corp.
5.125% due 10/01/2014		6,900	6,978
Deutsche Telekom International Finance BV
5.750% due 03/23/2016		7,620	8,245
DISH DBS Corp.
4.250% due 04/01/2018		14,915	15,549
4.625% due 07/15/2017		26,963	28,682
6.625% due 10/01/2014		1,500	1,521
7.125% due 02/01/2016		26,211	28,406
7.750% due 05/31/2015		200	212
7.875% due 09/01/2019		11,039	13,136
El Paso LLC
8.250% due 02/15/2016		300	330
Express Scripts Holding Co.
3.500% due 11/15/2016		1,250	1,328
Harvest Operations Corp.
2.125% due 05/14/2018		6,500	6,513
6.875% due 10/01/2017		5,500	5,995
HCA, Inc.
3.750% due 03/15/2019		9,600	9,708
6.375% due 01/15/2015		1,400	1,437
6.500% due 02/15/2016		1,050	1,133
7.190% due 11/15/2015		1,175	1,266
Hewlett-Packard Co.
2.350% due 03/15/2015		10,502	10,640
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		4,300	4,329
Kroger Co.
2.200% due 01/15/2017		7,815	8,023
Masco Corp.
4.800% due 06/15/2015		3,000	3,106
5.850% due 03/15/2017		1,700	1,883
6.125% due 10/03/2016		5,000	5,531
McKesson Corp.
1.292% due 03/10/2017		1,525	1,529
7.500% due 02/15/2019		5,000	6,148
MGM Resorts International
6.625% due 07/15/2015		1,670	1,758
6.875% due 04/01/2016		6,600	7,211
7.500% due 06/01/2016		2,915	3,225
7.625% due 01/15/2017		1,685	1,908
10.000% due 11/01/2016		10,150	12,053
Mondelez International, Inc.
5.375% due 12/11/2014	GBP	3,500	6,099
Nabisco, Inc.
7.550% due 06/15/2015		$2,200	2,346
New York Times Co.
5.000% due 03/15/2015		2,000	2,050
Pactiv LLC
8.125% due 06/15/2017		5,000	5,606
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	29,591
PepsiCo, Inc.
0.425% due 07/30/2015		5,400	5,412
Petrobras International Finance Co.
2.875% due 02/06/2015		3,000	3,040
7.875% due 03/15/2019		270	316
Phillips 66
1.950% due 03/05/2015		4,742	4,790
Reynolds American, Inc.
6.750% due 06/15/2017		300	345
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,135
Rohm & Haas Co.
6.000% due 09/15/2017		201	227
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,580
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	4,917
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,959
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,546
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		5,350	5,603
4.949% due 01/15/2015		107	109
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	4,524

Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,791
Time Warner Cable, Inc.
8.250% due 04/01/2019		400	507
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	2,049
Total Capital International S.A.
0.793% due 08/10/2018		8,400	8,487
Transocean, Inc.
4.950% due 11/15/2015		200	211
UAL Pass-Through Trust
10.400% due 05/01/2018		8,224	9,355
United Airlines, Inc.
6.750% due 09/15/2015		10,000	10,113
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	58
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,200	2,523
Volkswagen International Finance NV
1.625% due 03/22/2015		5,100	5,150
2.875% due 04/01/2016		1,000	1,038
Volvo Treasury AB
5.950% due 04/01/2015		20,300	21,081
WMG Acquisition Corp.
6.000% due 01/15/2021		180	187
Wynn Las Vegas LLC
7.750% due 08/15/2020		29,850	32,686

			520,841

UTILITIES 2.3%
AES Corp.
3.229% due 06/01/2019		34,900	35,249
AT&T, Inc.
2.500% due 08/15/2015		500	511
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	5,428
Duke Energy Corp.
3.950% due 09/15/2014		300	302
Electricite de France
0.688% due 01/20/2017		600	603
2.150% due 01/22/2019		300	302
Enel Finance International NV
3.875% due 10/07/2014		8,800	8,871
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014		20,600	20,702
Midwest Generation LLC
8.560% due 01/02/2016		728	748
Petrobras Global Finance BV
2.592% due 03/17/2017		63,800	64,719
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		4,200	4,251
Rosneft Finance S.A.
6.625% due 03/20/2017		6,200	6,820
7.500% due 07/18/2016		4,500	4,944
7.875% due 03/13/2018		2,100	2,407
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		93,600	93,740
Sprint Communications, Inc.
6.000% due 12/01/2016		4,600	5,020
8.375% due 08/15/2017		20,725	24,274
9.125% due 03/01/2017		20,211	23,723
Telecom Italia SpA
4.500% due 09/20/2017	EUR	3,500	5,162
4.500% due 01/25/2021		700	1,024
7.000% due 01/20/2017		8,200	12,682
TransAlta Corp.
4.750% due 01/15/2015		$22,700	23,204
Verizon Communications, Inc.
0.430% due 03/06/2015		1,050	1,051
1.761% due 09/15/2016		42,903	44,109
1.981% due 09/14/2018		11,100	11,723
2.500% due 09/15/2016		56,200	57,954
3.650% due 09/14/2018		44,000	47,030

			506,553

Total Corporate Bonds & Notes (Cost $4,778,963)			4,952,228

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.4%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019		660	792
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015		25,900	27,130

6.200% due 03/01/2019	30,000	35,653
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	2,794
5.750% due 06/01/2047	3,725	2,963
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,985
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,322
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	3,085	3,388

		77,027

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	181

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	250
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
5.139% due 01/01/2019	350	369

		619

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
3.829% due 07/01/2020	450	467

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,872
5.875% due 06/01/2030	1,300	1,071
5.875% due 06/01/2047	25,525	20,303
6.500% due 06/01/2047	9,295	7,966

		31,212

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	734

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,366
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	15,122
2.803% due 07/01/2021	8,500	8,659
2.953% due 07/01/2022	15,000	15,221

		43,368

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,625	4,828

Total Municipal Bonds & Notes (Cost $146,091)		158,436

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.212% due 07/25/2037	238	233
0.217% due 12/25/2036	142	139
0.252% due 01/25/2021	11	11
0.272% due 03/25/2034	162	161
0.282% due 03/25/2036	72	68
0.302% due 08/25/2034	64	63
0.352% due 10/27/2037	400	399
0.452% due 12/25/2028	9	9
0.502% due 03/25/2037 - 09/25/2042	668	668
0.604% due 10/18/2030	5	5
0.652% due 03/25/2017	9	9
0.704% due 04/18/2032	67	68
1.052% due 04/25/2032	4	4
1.324% due 08/01/2042 - 10/01/2044	459	477
1.625% due 11/25/2023	50	52
1.995% due 12/01/2034	64	68
2.012% due 12/01/2034	70	73
2.157% due 06/01/2035	75	76
2.175% due 03/01/2036	385	410
2.220% due 05/01/2036	206	221
2.250% due 02/01/2036	107	115
2.254% due 08/01/2029	16	16
2.269% due 05/25/2035	48	50

2.279% due 09/01/2035	1,223	1,305
2.300% due 01/01/2036	263	280
2.334% due 09/01/2039	28	28
2.340% due 09/01/2031	23	24
2.344% due 06/01/2030	1	1
2.358% due 09/01/2034	35	37
2.362% due 12/01/2035	5	6
2.485% due 11/01/2034	626	671
2.793% due 11/01/2042	54,121	54,942
2.993% due 05/01/2036	27	28
3.500% due 03/01/2020 - 07/01/2043	461	488
4.293% due 08/01/2028	6	7
4.376% due 12/01/2036	58	61
4.388% due 03/01/2027	2	2
4.500% due 04/01/2018 - 06/01/2024	1,114	1,183
5.000% due 08/01/2020 - 08/01/2044	594,751	659,674
5.500% due 05/01/2035 - 08/01/2044	199,885	223,390
5.610% due 01/25/2032	98	102
5.690% due 02/25/2033	270	301
6.000% due 05/01/2037 - 07/25/2044	20,187	22,729
6.473% due 10/25/2031	40	42
6.500% due 06/01/2036 - 10/01/2038	6,933	7,845
6.589% due 10/25/2031	276	301
7.500% due 12/25/2019 - 06/01/2031	292	324
8.500% due 10/25/2019	4	5
9.000% due 12/25/2019	33	37
Federal Housing Administration
6.896% due 07/01/2020	709	697
7.430% due 02/01/2023	5	5
7.465% due 11/01/2019	35	35
Freddie Mac
0.352% due 10/15/2020	13	13
0.392% due 05/15/2036	13	13
0.502% due 12/15/2029	105	105
0.652% due 01/15/2032	20	20
1.102% due 10/15/2020	2	2
1.319% due 02/25/2045	23	23
1.324% due 10/25/2044	598	608
1.524% due 07/25/2044	3,844	3,837
1.727% due 10/25/2021 (a)	37,562	3,480
2.001% due 09/01/2035	21	22
2.348% due 12/01/2032	11	12
2.371% due 03/01/2036	161	170
2.399% due 08/01/2035	31	32
2.403% due 09/01/2035	11	11
2.747% due 05/01/2025	4	4
4.500% due 02/15/2020	3	3
5.000% due 03/15/2021 - 04/01/2030	12,306	13,662
5.500% due 03/01/2023 - 01/01/2039	341	380
6.500% due 10/25/2043	115	132
6.555% due 09/25/2029	180	183
7.002% due 11/25/2030	52	53
7.500% due 08/15/2030	29	34
8.610% due 12/25/2030	183	196
11.731% due 04/15/2044	11,281	11,927
Ginnie Mae
0.453% due 05/20/2037	1,794	1,793
0.652% due 04/16/2032	15	16
0.702% due 12/16/2025	64	64
1.625% due 12/20/2021 - 07/20/2030	304	313
2.000% due 06/20/2021 - 10/20/2027	100	105
3.500% due 11/20/2017	3	3
4.000% due 12/20/2017	3	3
5.000% due 03/15/2039 - 08/01/2044	6,145	6,750
5.500% due 10/15/2034 - 07/01/2044	1,148	1,285
6.000% due 06/20/2038	86	93
7.500% due 08/20/2029	79	92
8.000% due 03/20/2030	22	28
8.500% due 04/20/2030 - 07/20/2030	2	2
NCUA Guaranteed Notes
0.682% due 03/09/2021	11,760	11,839
Overseas Private Investment Corp.
0.000% due 05/02/2016 - 11/17/2017	16,030	18,286
Small Business Administration
4.340% due 03/01/2024	147	155
4.760% due 09/01/2025	163	174
5.600% due 09/01/2028	510	566
6.220% due 12/01/2028	504	576
7.190% due 12/01/2019	97	106
7.200% due 10/01/2019	392	427

Total U.S. Government Agencies (Cost $1,048,078)		1,055,543

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)(j)	177,248	178,446

0.125% due 07/15/2022	290,995	292,927
0.125% due 01/15/2023	77,638	77,365
0.375% due 07/15/2023	435,350	443,683
0.625% due 07/15/2021 (h)	105	111
1.125% due 01/15/2021	43,204	46,807
1.250% due 07/15/2020 (h)(j)	140,324	153,825
U.S. Treasury Notes
0.109% due 04/30/2016 (h)(j)	4,947	4,949

Total U.S. Treasury Obligations (Cost $1,195,308)		1,198,113

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035	29	27
4.899% due 10/25/2035	3,895	3,549
American General Mortgage Loan Trust
5.150% due 03/25/2058	459	462
American Home Mortgage Assets Trust
0.342% due 05/25/2046	926	704
0.362% due 10/25/2046	1,239	820
0.692% due 11/25/2035	1,052	891
1.043% due 11/25/2046	14,228	8,036
1.063% due 10/25/2046	5,285	3,929
1.083% due 09/25/2046	2,055	1,435
1.093% due 10/25/2046	438	376
American Home Mortgage Investment Trust
1.822% due 09/25/2045	1,278	1,232
2.173% due 10/25/2034	74	74
2.322% due 02/25/2045	1,822	1,843
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	502	524
6.000% due 01/25/2036	1,543	1,248
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049	5,458	5,964
Banc of America Funding Corp.
0.343% due 10/20/2036	1,135	825
0.362% due 04/25/2037	1,026	699
0.383% due 06/20/2047	16,890	15,791
0.432% due 07/25/2037	6,059	5,308
0.433% due 06/20/2047	2,000	1,306
0.442% due 07/25/2037	8,367	7,306
0.552% due 05/25/2037	612	431
2.689% due 05/25/2035	39	40
2.938% due 01/20/2047 ^	829	650
5.259% due 05/20/2036	1,670	1,654
5.310% due 06/20/2037 ^	473	457
5.500% due 09/25/2034	3,529	3,725
5.567% due 10/20/2046	3,973	3,564
5.806% due 03/25/2037 ^	36	30
5.878% due 10/25/2036	760	620
6.000% due 03/25/2037 ^	4,301	3,659
6.000% due 08/25/2037 ^	3,833	3,405
Banc of America Mortgage Trust
2.634% due 05/25/2034	1,697	1,717
2.678% due 07/25/2033	1,043	1,065
2.680% due 02/25/2034	231	232
2.694% due 02/25/2036 ^	102	88
2.745% due 09/25/2034	1,614	1,619
2.773% due 01/25/2035	527	512
6.500% due 10/25/2031	7	8
6.500% due 09/25/2033	145	151
BCAP LLC Trust
0.961% due 11/26/2046	5,229	5,037
1.947% due 04/26/2037	5,951	5,819
2.453% due 05/26/2036	1,625	1,643
2.584% due 10/26/2036	429	12
4.000% due 04/26/2037	1,201	1,231
5.208% due 03/26/2037	11,450	11,346
5.250% due 02/26/2036	6,113	5,714
5.250% due 04/26/2037	13,919	13,195
5.250% due 06/26/2037	2,821	2,881
5.456% due 07/26/2035	1,101	1,112
10.266% due 02/26/2036	3,332	1,449
10.596% due 04/26/2037	3,613	1,193
17.086% due 06/26/2036	3,847	1,043
BCRR Trust
5.997% due 08/17/2045	6,003	6,531
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	1,185	1,206
2.284% due 04/25/2034	183	184
2.344% due 02/25/2033	14	14
2.369% due 02/25/2036	610	493
2.410% due 10/25/2035	832	827
2.483% due 05/25/2034	30	29
2.528% due 10/25/2033	35	35
2.528% due 03/25/2035	2,321	2,359

2.545% due 08/25/2033		673	690
2.580% due 03/25/2035		1,428	1,453
2.625% due 04/25/2034		10	10
2.625% due 01/25/2035		864	885
2.637% due 10/25/2034		110	100
2.654% due 05/25/2034		101	98
2.654% due 11/25/2034		383	387
2.667% due 02/25/2033		19	18
2.685% due 08/25/2035 ^		2,804	2,472
2.723% due 08/25/2035		292	265
2.757% due 07/25/2034		190	191
2.771% due 01/25/2034		669	674
2.771% due 02/25/2034		59	58
2.936% due 05/25/2047 ^		913	781
3.196% due 11/25/2034		13	13
4.974% due 03/25/2035		36	37
5.121% due 08/25/2035		19,800	20,331
5.188% due 08/25/2035		704	628
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		143	133
0.352% due 02/25/2034		229	170
0.472% due 08/25/2036		4,129	2,850
0.492% due 08/25/2036		1,525	1,058
0.832% due 09/25/2034		204	204
0.852% due 09/25/2034		1,843	1,804
2.352% due 03/25/2036		3,231	2,309
2.360% due 01/25/2036 ^		2,973	2,316
2.524% due 08/25/2036 ^		31	23
2.526% due 03/25/2036		1,020	723
2.562% due 11/25/2035 ^		303	238
2.583% due 05/25/2035		6,584	6,655
2.648% due 11/25/2036		5,833	4,132
2.691% due 11/25/2036		40,459	30,448
4.382% due 11/25/2036 ^		1,230	945
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		2,654	2,194
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		446	373
2.488% due 12/26/2046		1,909	1,341
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	16,952	22,350
Chase Mortgage Finance Trust
2.471% due 03/25/2037		$181	167
2.505% due 02/25/2037		469	474
2.590% due 02/25/2037		2,336	2,327
2.602% due 02/25/2037		212	213
2.653% due 07/25/2037		162	164
Chaseflex Trust
0.452% due 07/25/2037		1,318	1,108
0.612% due 07/25/2037 ^		673	417
4.842% due 08/25/2037 ^		4,658	3,727
6.000% due 02/25/2037 ^		1,382	1,188
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.382% due 05/25/2036		2,707	2,445
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		491	506
6.000% due 09/25/2037		791	832
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		1,081	1,088
2.200% due 09/25/2035		351	354
2.280% due 09/25/2035		4,578	4,599
2.500% due 05/25/2035		21	20
2.500% due 10/25/2035		41	41
2.583% due 02/25/2034		363	365
2.610% due 08/25/2035		2,922	2,766
2.613% due 03/25/2036		37,649	38,265
2.709% due 11/25/2036 ^		1,541	1,298
2.764% due 09/25/2037 ^		799	678
3.684% due 07/25/2046 ^		112	92
5.861% due 09/25/2037 ^		5,987	5,397
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		97	108
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,474	1,264
6.000% due 06/25/2037 ^		2,196	1,883
6.000% due 10/25/2037 ^		12,813	11,249
Countrywide Alternative Loan Trust
0.272% due 06/25/2036		2,872	2,444
0.292% due 04/25/2047		7,232	6,176
0.312% due 02/25/2047		458	405
0.322% due 11/25/2036		527	470
0.322% due 01/25/2037 ^		413	365
0.332% due 05/25/2047		15,628	13,605
0.333% due 02/20/2047		6,515	4,902
0.342% due 09/25/2046 ^		303	249
0.342% due 11/25/2046		317	253

0.348% due 12/20/2046	37,353	28,899
0.352% due 05/25/2036	213	175
0.352% due 06/25/2037	47	42
0.363% due 03/20/2046	4,037	3,147
0.363% due 07/20/2046 ^	774	533
0.383% due 07/20/2035	96	84
0.402% due 09/25/2046 ^	843	241
0.432% due 12/25/2035	658	598
0.432% due 02/25/2037	727	584
0.452% due 01/25/2036	8,906	7,714
0.472% due 11/25/2035	12,929	10,597
0.475% due 11/20/2035	6,675	5,729
0.502% due 05/25/2037 ^	103	69
0.522% due 02/25/2037	20,390	12,754
0.552% due 05/25/2036	4,922	3,889
0.602% due 09/25/2035	7,133	5,496
0.652% due 12/25/2035 ^	9,464	7,273
0.652% due 05/25/2037 ^	2,519	1,700
0.852% due 05/25/2036	2,938	1,912
0.862% due 07/25/2036	2,333	1,394
0.902% due 08/25/2035	243	201
0.952% due 12/25/2035	1,750	1,439
1.052% due 12/25/2036 ^	10,292	6,952
1.123% due 12/25/2035	1,527	1,208
1.123% due 02/25/2036	24	22
1.603% due 01/25/2036	2,083	1,979
2.560% due 06/25/2037	7,027	5,877
4.500% due 09/25/2018	2,682	2,775
5.250% due 10/25/2033	1,943	2,015
5.250% due 06/25/2035 ^	54	50
5.265% due 10/25/2035 ^	1,245	1,042
5.500% due 04/25/2035	1,000	967
5.500% due 10/25/2035 ^	1,338	1,207
5.500% due 11/25/2035 ^	3,593	3,327
5.500% due 11/25/2035	1,650	1,465
5.500% due 01/25/2036	1,138	981
5.500% due 03/25/2036	128	105
5.750% due 02/25/2035	1,450	1,410
5.750% due 07/25/2035 ^	5,153	4,798
6.000% due 04/25/2036 ^	1,709	1,466
6.000% due 05/25/2036	862	747
6.000% due 05/25/2036 ^	1,351	1,170
6.000% due 01/25/2037	2,172	1,843
6.000% due 02/25/2037 ^	3,759	2,919
6.000% due 02/25/2037	1,172	929
6.000% due 03/25/2037 ^	2,307	1,895
6.000% due 04/25/2037	10,801	9,184
6.000% due 05/25/2037 ^	1,631	1,375
6.000% due 08/25/2037	397	332
6.250% due 11/25/2036 ^	1,217	1,116
6.500% due 06/25/2036 ^	202	162
6.500% due 09/25/2037	2,122	1,739
Countrywide Home Loan Mortgage Pass-Through Trust
0.352% due 04/25/2046	2,461	1,987
0.442% due 04/25/2035	837	773
0.472% due 03/25/2035	7,928	6,184
0.482% due 02/25/2035	137	129
0.492% due 02/25/2035	170	155
0.522% due 02/25/2035	2,556	2,246
0.912% due 09/25/2034	13	12
2.055% due 07/25/2034	548	547
2.376% due 02/20/2036	1,885	1,641
2.417% due 02/20/2036	1,182	1,098
2.470% due 05/20/2036	5,882	4,825
2.482% due 09/25/2034	62	47
2.491% due 11/19/2033	63	59
2.497% due 10/19/2032	12	11
2.498% due 11/25/2034	166	157
2.508% due 06/20/2035	48	42
2.514% due 09/20/2036 ^	3,608	2,685
2.549% due 12/25/2033	101	102
2.559% due 03/25/2037 ^	311	222
2.597% due 06/25/2033	620	617
2.610% due 08/25/2034	1,168	1,034
2.747% due 08/25/2034	451	422
5.500% due 03/25/2035	1,139	1,181
5.500% due 11/25/2035 ^	270	265
5.750% due 07/25/2037 ^	19,224	18,075
6.000% due 02/25/2036	1,436	1,224
6.000% due 03/25/2036 ^	14	13
6.000% due 05/25/2036 ^	7,702	7,144
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035	3,193	2,885
0.552% due 11/25/2034	86	79
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	26,011	28,257

Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		219,000	3,357
0.799% due 03/25/2032		134	127
2.227% due 06/25/2033		71	71
2.244% due 07/25/2033		20	20
2.526% due 08/25/2033		75	75
6.000% due 01/25/2036		3,618	2,736
6.500% due 04/25/2033		1	2
7.000% due 02/25/2034		451	488
Credit Suisse Mortgage Capital Certificates
0.377% due 02/27/2036		1,321	1,254
2.624% due 02/26/2036		1,646	1,590
2.825% due 08/27/2046		5,784	5,533
4.815% due 07/27/2037		4,052	3,005
5.383% due 02/15/2040		3,401	3,706
5.467% due 09/16/2039		2,231	2,368
Credit Suisse Mortgage Capital Mortgage-Backed Trust
7.000% due 08/25/2037		1,774	1,178
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036 ^		1,791	1,590
Deco UK PLC
0.688% due 01/27/2020	GBP	2,289	3,849
Deutsche ALT-A Securities, Inc.
0.250% due 08/25/2037		$1,796	1,323
0.302% due 03/25/2037 ^		1,662	1,159
0.482% due 02/25/2036		12,021	8,481
1.793% due 08/25/2035 ^		665	537
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		17	11
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.895% due 06/28/2047		975	977
Downey Savings & Loan Association Mortgage Loan Trust
0.415% due 08/19/2045		45	40
1.043% due 03/19/2046 ^		1,748	1,360
2.631% due 07/19/2044		702	705
EF Hutton Trust
9.950% due 10/20/2018		12	13
EMF-NL BV
1.327% due 07/17/2041	EUR	1,200	1,358
EMF-NL Prime BV
1.127% due 04/17/2041		7,109	8,705
Eurosail PLC
1.827% due 10/17/2040		4,218	5,825
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$692	684
2.210% due 04/25/2036		1,399	1,164
2.237% due 09/25/2035		1,409	1,255
2.243% due 06/25/2036		1,659	1,287
2.280% due 03/25/2035		83	68
6.000% due 08/25/2036 ^		2,506	2,119
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		3,303	3,106
First Horizon Mortgage Pass-Through Trust
2.541% due 02/25/2034		822	826
2.583% due 10/25/2035		6,993	6,220
2.612% due 08/25/2035		713	678
First Republic Mortgage Loan Trust
0.502% due 11/15/2031		965	910
GMAC Commercial Mortgage Securities, Inc.
0.857% due 04/15/2034 (a)		2,253	1
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034		12	11
Granite Master Issuer PLC
0.734% due 12/20/2054	GBP	1,219	2,075
Granite Mortgages PLC
0.728% due 07/20/2043		$686	684
0.934% due 09/20/2044	GBP	208	355
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		$23	21
0.422% due 11/25/2045		141	112
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		99	98
GS Mortgage Securities Trust
5.374% due 05/17/2045		4,506	4,714
GSMPS Mortgage Loan Trust
0.502% due 03/25/2035		100	89
GSR Mortgage Loan Trust
1.850% due 03/25/2033		33	33
2.090% due 06/25/2034		663	666
2.243% due 06/25/2034		685	691
2.652% due 09/25/2035		481	490
2.657% due 09/25/2035		2,004	2,027
5.000% due 05/25/2037		520	491
5.017% due 11/25/2035		492	492
5.750% due 03/25/2036 ^		1,000	930
5.750% due 01/25/2037		2,281	2,261

6.000% due 03/25/2032	10	10
6.000% due 02/25/2036	5,459	4,939
6.000% due 03/25/2037	3,173	2,931
6.000% due 05/25/2037	1,343	1,279
6.500% due 09/25/2036	940	787
HarborView Mortgage Loan Trust
0.335% due 11/19/2036	319	269
0.335% due 07/19/2046	336	229
0.335% due 11/19/2046 ^	103	82
0.345% due 01/19/2038	11,068	9,624
0.375% due 05/19/2035	1,973	1,754
0.395% due 06/19/2035	142	128
0.395% due 03/19/2036	4,171	3,103
0.405% due 01/19/2036	2,709	1,934
0.425% due 03/19/2035	4,189	3,954
0.435% due 02/19/2036	2,132	1,685
0.465% due 11/19/2035	2,126	1,898
0.905% due 10/19/2035	1,192	1,048
0.973% due 12/19/2036 ^	6,342	5,213
0.975% due 11/19/2034	1,718	1,289
2.399% due 04/19/2034	22	22
2.491% due 05/19/2033	73	74
2.551% due 06/19/2045	5,024	3,379
2.715% due 07/19/2035	652	592
HomeBanc Mortgage Trust
2.304% due 04/25/2037 ^	15,562	9,355
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	7,490	6,656
Impac CMB Trust
0.812% due 03/25/2035	405	376
Impac Secured Assets Trust
0.322% due 01/25/2037	12,471	10,367
0.502% due 05/25/2036	435	432
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032	5	5
IndyMac Mortgage Loan Trust
0.292% due 04/25/2037	4,522	4,192
0.312% due 04/25/2037	1,077	950
0.342% due 09/25/2046	54	47
0.352% due 11/25/2046	752	461
0.392% due 06/25/2037	3,066	2,742
0.402% due 02/25/2037	2,700	1,587
0.452% due 07/25/2035	2,426	2,174
2.359% due 01/25/2036	1,008	848
2.456% due 01/25/2036	3,008	2,848
2.509% due 12/25/2034	1,275	1,195
2.523% due 10/25/2034	3,048	2,940
2.621% due 12/25/2036 ^	101	89
2.731% due 06/25/2037 ^	1,427	1,092
2.794% due 06/25/2036	1,766	1,371
2.819% due 03/25/2037 ^	6,120	5,650
4.404% due 05/25/2036 ^	7,003	6,148
4.584% due 08/25/2035	3,232	2,738
JPMorgan Alternative Loan Trust
0.292% due 03/25/2037	1,531	1,127
0.302% due 07/25/2036	5,826	5,775
0.310% due 09/25/2036	14,438	12,543
2.762% due 05/25/2037 ^	3,172	2,445
5.500% due 11/25/2036 ^	1	1
5.701% due 05/26/2037	10,574	8,731
6.310% due 08/25/2036	3,000	2,420
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	15,201	16,145
5.397% due 05/15/2045	53,418	57,751
JPMorgan Mortgage Trust
1.990% due 11/25/2033	32	32
2.575% due 04/25/2037 ^	130	114
2.625% due 07/25/2035	103	104
2.663% due 07/25/2035	90	93
2.676% due 05/25/2034	285	283
2.726% due 02/25/2036	29	26
2.952% due 02/25/2035	570	568
5.107% due 11/25/2035	1,337	1,299
5.269% due 04/25/2036	782	725
5.750% due 01/25/2036 ^	2,580	2,407
6.000% due 08/25/2037 ^	8,095	7,231
6.250% due 07/25/2036	3,316	2,957
6.500% due 01/25/2036	1,137	1,011
6.500% due 08/25/2036 ^	5,554	4,967
JPMorgan Resecuritization Trust
2.203% due 05/27/2037	4,684	4,543
2.370% due 06/27/2037	125	126
LB Commercial Mortgage Trust
6.045% due 07/15/2044	12,468	13,842
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	3,138	3,397

Lehman XS Trust
0.312% due 03/25/2047		3,144	2,372
0.352% due 08/25/2046		5,485	4,715
0.382% due 04/25/2046		6,545	4,978
0.412% due 02/25/2046		2,758	2,085
Luminent Mortgage Trust
0.322% due 12/25/2036		301	237
0.392% due 04/25/2036		5,638	3,923
Mall Funding PLC
1.208% due 04/22/2017	GBP	5,579	9,538
MASTR Adjustable Rate Mortgages Trust
0.362% due 04/25/2046		$758	585
0.362% due 05/25/2047		1,392	1,182
0.452% due 05/25/2047 ^		778	398
2.194% due 05/25/2034		504	502
2.402% due 05/25/2034		297	294
2.636% due 11/21/2034		177	181
MASTR Asset Securitization Trust
5.500% due 11/25/2017		8	8
5.500% due 09/25/2033		178	186
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		909	932
MASTR Seasoned Securitization Trust
3.269% due 10/25/2032		45	44
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		249	249
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		454	435
Merrill Lynch Alternative Note Asset Trust
0.322% due 02/25/2037		1,432	1,336
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		2,318	2,144
0.402% due 11/25/2035		1,902	1,855
0.402% due 08/25/2036		25	24
0.532% due 08/25/2035		4,400	3,974
0.812% due 06/25/2028		5	5
0.891% due 11/25/2029 (a)		7,273	212
1.151% due 10/25/2035		1,322	1,269
1.572% due 10/25/2035		335	331
2.136% due 11/25/2035		1,336	1,331
2.220% due 02/25/2033		52	51
2.745% due 05/25/2033		10	10
2.778% due 03/25/2036 ^		2,175	1,527
Morgan Stanley Capital Trust
4.700% due 07/15/2056		5,799	5,847
5.447% due 02/12/2044		50	55
5.665% due 04/15/2049		87,387	95,587
5.773% due 04/12/2049		369	370
Morgan Stanley Mortgage Loan Trust
1.052% due 02/25/2036		583	505
2.125% due 06/25/2036		12,226	12,263
2.177% due 06/25/2036		104	100
2.413% due 08/25/2034		725	704
2.506% due 07/25/2035		668	620
2.523% due 07/25/2035		367	321
2.664% due 08/25/2034		81	80
2.902% due 11/25/2037		4,420	3,587
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		784	867
Mortgages PLC
0.987% due 10/31/2038	GBP	2,266	3,784
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		$1,247	1,293
Newgate Funding PLC
0.842% due 12/15/2050	EUR	19,000	25,396
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035		$1,512	1,377
2.883% due 08/25/2035		1,231	1,206
Nomura Resecuritization Trust
2.688% due 12/26/2046		15,910	14,587
Prime Mortgage Trust
0.552% due 02/25/2034		8	8
0.652% due 02/25/2035		2,634	2,486
5.500% due 06/25/2036 ^		597	558
RBSGC Structured Trust
5.500% due 11/25/2035		32,043	28,477
RBSSP Resecuritization Trust
0.392% due 06/27/2036		9,319	5,563
0.392% due 08/27/2037		3,634	2,530
Residential Accredit Loans, Inc. Trust
0.292% due 01/25/2037		3,222	2,780
0.302% due 02/25/2047		12,816	7,654
0.332% due 05/25/2036		3,657	2,891
0.337% due 12/25/2036		235	177
0.402% due 02/25/2036 ^		568	387
0.402% due 08/25/2037		224	178

0.452% due 01/25/2035		217	212
0.452% due 08/25/2035		1,833	1,480
0.552% due 03/25/2033		70	70
0.552% due 11/25/2036 ^		843	532
0.552% due 10/25/2045		526	412
0.832% due 12/25/2033		306	288
2.985% due 03/25/2035 ^		1,626	1,365
3.136% due 02/25/2035		2,307	1,885
3.427% due 12/26/2034		790	693
3.491% due 09/25/2035 ^		1,517	1,233
3.572% due 12/25/2035		7,525	6,313
3.732% due 01/25/2036 ^		4,545	3,759
6.000% due 10/25/2034		7,753	8,161
6.000% due 06/25/2036		860	703
6.000% due 08/25/2036		1,167	940
6.500% due 09/25/2037 ^		929	731
Residential Asset Securitization Trust
0.502% due 10/25/2018		29	28
0.552% due 05/25/2033		41	41
0.552% due 01/25/2046 ^		3,060	1,692
0.602% due 02/25/2034		325	303
0.852% due 10/25/2035 ^		8,415	6,567
5.500% due 09/25/2035 ^		230	202
5.500% due 12/25/2035 ^		585	491
5.750% due 02/25/2036 ^		110	93
5.750% due 02/25/2036		2,046	1,738
6.000% due 07/25/2036		1,157	1,040
6.000% due 03/25/2037 ^		2,623	2,055
6.000% due 07/25/2037 ^		2,337	1,792
6.250% due 07/25/2036 ^		7,586	7,251
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		42	35
3.224% due 02/25/2036 ^		1,461	1,318
3.370% due 09/25/2036 ^		106	81
5.500% due 11/25/2035		10,673	10,235
6.000% due 10/25/2036 ^		1,851	1,644
6.500% due 03/25/2032		50	52
RMAC Securities PLC
0.685% due 06/12/2044	GBP	1,330	2,161
Royal Bank of Scotland Capital Funding Trust
6.140% due 02/16/2051		$2,500	2,655
6.213% due 12/16/2049		8,000	8,606
Salomon Brothers Mortgage Securities, Inc.
0.652% due 05/25/2032		157	149
Securitized Asset Sales, Inc.
0.582% due 11/26/2023		57	43
Sequoia Mortgage Trust
0.873% due 11/22/2024		154	155
2.740% due 09/20/2046		238	205
Sovereign Commercial Mortgage Securities Trust
6.085% due 07/22/2030		2,700	2,740
STRIPS Ltd.
5.000% due 03/24/2018		342	92
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 06/25/2037		5,732	5,058
0.472% due 10/25/2035		10,821	9,601
1.523% due 01/25/2035		42	35
2.414% due 05/25/2034		830	834
2.443% due 07/25/2034		1,118	1,126
2.458% due 04/25/2034		162	163
2.467% due 02/25/2034		61	62
2.491% due 01/25/2035		354	314
2.517% due 03/25/2034		39	40
2.518% due 08/25/2035		62	58
2.561% due 10/25/2036		1,159	890
2.568% due 09/25/2034		127	128
2.670% due 09/25/2036 ^		715	460
4.665% due 04/25/2036 ^		1,424	1,128
Structured Asset Mortgage Investments Trust
0.272% due 08/25/2036		493	394
0.312% due 09/25/2047		4,889	4,892
0.332% due 07/25/2046		6,135	4,834
0.342% due 07/25/2046		186	159
0.362% due 04/25/2036		540	410
0.362% due 08/25/2036		2,432	1,961
0.362% due 05/25/2046		392	299
0.372% due 05/25/2036		141	106
0.382% due 05/25/2045		124	113
0.405% due 07/19/2035		1,377	1,321
0.432% due 02/25/2036		818	660
0.445% due 07/19/2034		34	34
0.452% due 08/25/2036 ^		979	343
0.815% due 09/19/2032		8	8
0.855% due 03/19/2034		10	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032		136	133

2.346% due 06/25/2033	83	84
2.369% due 03/25/2033	102	103
2.516% due 02/25/2032	6	6
4.740% due 12/25/2034	116	119
5.711% due 03/25/2034	8,443	8,822
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	375	356
5.500% due 09/25/2035	7,739	7,991
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037	11,704	10,296
1.797% due 06/25/2037	58,985	57,154
2.109% due 10/25/2043	272	267
5.790% due 07/25/2036	10,019	10,159
TIAA Seasoned Commercial Mortgage Trust
5.564% due 08/15/2039	1,800	1,909
UBS-Citigroup Commercial Mortgage Trust
2.670% due 01/10/2045 (a)	41,673	4,597
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	1,972	2,128
5.749% due 07/15/2045	37,914	41,156
5.933% due 06/15/2049	53,715	59,161
6.140% due 02/15/2051	23,453	25,998
Wachovia Mortgage Loan Trust LLC
2.522% due 03/20/2037 ^	1,028	995
2.754% due 05/20/2036 ^	2,956	2,604
5.439% due 10/20/2035	4,953	4,929
WaMu Mortgage Pass-Through Certificates Trust
0.382% due 04/25/2045	1,519	1,453
0.412% due 11/25/2045	73	69
0.422% due 12/25/2045	18	17
0.442% due 07/25/2045	388	370
0.442% due 12/25/2045	1,274	1,164
0.462% due 01/25/2045	3,968	3,925
0.472% due 07/25/2045	22	21
0.512% due 11/25/2034	2,212	2,144
0.823% due 02/25/2047	415	345
0.853% due 01/25/2047	353	332
0.873% due 06/25/2047 ^	442	194
0.883% due 04/25/2047	112	103
0.933% due 12/25/2046	696	644
0.943% due 12/25/2046	4,767	3,989
1.003% due 10/25/2046	44,715	37,456
1.103% due 06/25/2046	1,921	1,911
1.123% due 02/25/2046	150	143
1.123% due 08/25/2046	5,195	4,637
1.323% due 11/25/2042	30	30
1.523% due 06/25/2042	798	766
1.523% due 08/25/2042	339	327
1.829% due 10/25/2036 ^	105	87
1.850% due 01/25/2037 ^	844	749
1.932% due 02/27/2034	413	410
2.054% due 12/25/2036 ^	466	410
2.136% due 03/25/2037 ^	90,172	78,891
2.142% due 03/25/2033	147	147
2.193% due 02/25/2037 ^	629	525
2.199% due 07/25/2037 ^	907	776
2.201% due 05/25/2046	262	229
2.201% due 08/25/2046	14,296	13,258
2.201% due 09/25/2046	404	379
2.201% due 10/25/2046	349	323
2.201% due 11/25/2046	743	733
2.201% due 12/25/2046	875	843
2.273% due 12/25/2032	6,534	6,559
2.311% due 02/25/2037 ^	463	396
2.336% due 03/25/2036	1,373	1,290
2.344% due 09/25/2036 ^	1,228	1,111
2.349% due 10/25/2035	10,715	10,428
2.371% due 01/25/2036	2,795	2,764
2.391% due 08/25/2035	1,701	1,706
2.407% due 03/25/2034	10	10
2.410% due 03/25/2035	784	786
2.433% due 10/25/2034	683	689
2.442% due 09/25/2033	50	50
2.449% due 06/25/2033	298	304
2.557% due 06/25/2037	3,912	3,437
4.087% due 12/25/2036 ^	6,138	5,636
4.587% due 04/25/2037	73,378	69,807
6.088% due 10/25/2036 ^	2,529	2,143
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
0.852% due 01/25/2036 ^	9,683	7,410
0.893% due 04/25/2047	8,727	7,172
1.063% due 07/25/2046 ^	161	97
2.027% due 02/25/2033	21	21
2.391% due 06/25/2033	139	142

5.750% due 11/25/2035	2,403	2,101
5.750% due 01/25/2036 ^	8,727	7,749
6.000% due 10/25/2035 ^	1,212	928
Wells Fargo Alternative Loan Trust
0.502% due 06/25/2037 ^	5,759	3,924
6.000% due 07/25/2037	1,503	1,444
6.250% due 07/25/2037 ^	11,576	10,643
6.250% due 11/25/2037 ^	1,901	1,812
Wells Fargo Mortgage-Backed Securities Trust
2.611% due 02/25/2034	740	757
2.612% due 07/25/2036 ^	5,721	5,616
2.613% due 03/25/2036	1,888	1,896
2.613% due 05/25/2036 ^	1,003	941
2.614% due 03/25/2035	3,711	3,766
2.614% due 06/25/2035	508	516
2.615% due 01/25/2035	301	303
2.615% due 06/25/2035	470	473
2.615% due 04/25/2036	1,217	1,180
2.617% due 09/25/2034	2,015	1,740
2.618% due 04/25/2036	14	15
2.619% due 12/25/2033	6	7
2.620% due 09/25/2033	864	881
2.622% due 10/25/2033	880	898
2.622% due 04/25/2036 ^	3,805	3,741
4.978% due 04/25/2035	87	89
5.588% due 04/25/2036	522	521
5.750% due 03/25/2037	43	43
6.000% due 03/25/2037 ^	4,544	4,468
6.000% due 04/25/2037	4,139	4,147
6.000% due 07/25/2037	2,159	2,144

Total Mortgage-Backed Securities (Cost $1,738,534)		1,935,688

ASSET-BACKED SECURITIES 7.7%
Access Group, Inc.
1.529% due 10/27/2025	4,081	4,113
Accredited Mortgage Loan Trust
0.282% due 02/25/2037	8,834	8,456
0.430% due 04/25/2036	10,500	8,769
0.600% due 09/25/2035	2,000	1,948
0.620% due 09/25/2035	1,800	1,474
0.630% due 09/25/2035	600	448
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036	5	2
0.272% due 08/25/2036 ^	3,701	1,424
0.307% due 08/25/2036	24,767	21,646
0.312% due 08/25/2036 ^	1,984	769
0.352% due 12/25/2036	7,081	3,202
0.590% due 11/25/2035	3,000	2,382
0.642% due 08/25/2035	2,279	2,194
0.832% due 09/25/2035	1,800	1,436
1.127% due 11/25/2033	455	427
1.952% due 10/25/2032	1,913	1,871
Aegis Asset-Backed Securities Trust
0.592% due 06/25/2035	1,200	1,066
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	8,344	8,855
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.602% due 01/25/2036	7,900	6,980
0.622% due 10/25/2035	2,670	2,494
0.622% due 01/25/2036	11,921	9,755
0.652% due 09/25/2035	2,350	2,055
1.022% due 07/25/2034	794	708
1.172% due 10/25/2034	700	603
1.202% due 11/25/2034	2,572	2,433
1.277% due 11/25/2034	1,195	1,023
5.325% due 11/25/2035	109	110
Amortizing Residential Collateral Trust
0.732% due 07/25/2032	6	6
0.852% due 10/25/2031	877	789
Apidos CDO Ltd.
0.488% due 07/27/2017	87	87
Argent Securities Trust
0.262% due 09/25/2036	1,059	433
0.302% due 06/25/2036	4,685	1,875
0.302% due 07/25/2036	2,904	1,219
0.302% due 09/25/2036	1,249	512
0.312% due 05/25/2036	2,323	870
0.392% due 07/25/2036	2,675	1,135
0.422% due 05/25/2036	5,498	2,085
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.352% due 10/25/2035	12	12
0.472% due 01/25/2036	3,559	2,412
0.970% due 02/25/2034	1,808	1,680
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037	2,631	1,657

0.827% due 06/25/2035		3,700	3,334
0.852% due 06/25/2034		872	817
1.202% due 03/25/2034		3,183	2,486
1.277% due 12/25/2032		1,024	988
Asset-Backed Securities Corp. Home Equity Loan Trust
0.582% due 11/25/2035		1,000	959
0.602% due 11/25/2035		1,200	1,055
0.702% due 09/25/2034		4	4
Avenue CLO Ltd.
0.488% due 07/20/2018		1,996	1,998
Avoca CLO PLC
0.655% due 09/15/2021	EUR	812	1,108
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		$664	672
Bayview Financial Revolving Asset Trust
1.080% due 02/28/2040		237	195
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		8	8
0.302% due 11/25/2036		8,165	5,941
0.312% due 08/25/2036		11,893	9,547
0.320% due 01/25/2037		2,622	2,025
0.352% due 12/25/2036		4,546	4,276
0.352% due 04/25/2037		5,803	5,144
0.392% due 06/25/2047		3,500	2,956
0.472% due 01/25/2047		2,300	2,057
0.552% due 09/25/2046		1,261	1,087
0.580% due 11/25/2035		2,700	2,616
0.630% due 11/25/2035		1,540	1,211
0.642% due 07/25/2035		2,783	2,762
0.642% due 09/25/2035		2,266	1,735
0.800% due 08/25/2035		6,500	6,004
0.830% due 10/25/2035		4,000	2,781
0.902% due 09/25/2035		1,500	1,435
1.110% due 04/25/2035		4,382	4,102
1.152% due 10/25/2037		973	910
1.152% due 11/25/2042		13	12
1.402% due 08/25/2037		20,387	18,119
5.500% due 08/25/2036		1,680	1,673
5.750% due 11/25/2034		2,075	2,067
6.500% due 10/25/2036		6,065	5,204
Belle Haven ABS CDO Ltd.
0.583% due 11/03/2044		24,577	12,134
0.623% due 11/03/2044		36,848	18,192
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	9,216	12,429
BlackRock Senior Income
0.468% due 04/20/2019		$1,860	1,842
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		769	769
Carrington Mortgage Loan Trust
0.202% due 12/25/2036		3	3
0.212% due 01/25/2037		876	680
0.302% due 05/25/2036		1,987	1,862
0.312% due 10/25/2036		2,139	1,266
0.392% due 06/25/2036		3,400	2,236
0.412% due 02/25/2037		5,885	4,191
0.612% due 06/25/2035		1,780	1,640
1.052% due 05/25/2034		3,204	2,944
Cavendish Square Funding PLC
0.608% due 02/11/2055	EUR	1,252	1,565
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		$64	58
0.292% due 08/25/2036		8,666	6,718
0.312% due 09/25/2036		26,873	17,083
0.312% due 12/25/2036		3,993	2,339
0.392% due 10/25/2036		5,500	5,173
0.412% due 03/25/2036		2,648	1,788
0.552% due 11/25/2046		1,068	909
Citius Funding Ltd.
0.401% due 05/05/2046		476,728	59,210
Clavos Euro CDO Ltd.
0.907% due 04/18/2023	EUR	672	917
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$16,162	18,014
Countrywide Asset-Backed Certificates
0.272% due 06/25/2047		1,958	1,934
0.282% due 06/25/2047		306	307
0.292% due 07/25/2037		10,800	8,238
0.292% due 08/25/2037		31,300	25,675
0.300% due 01/25/2037		11,044	10,444
0.300% due 10/25/2046		6,041	5,240
0.302% due 01/25/2045		1,570	1,541
0.302% due 12/25/2046		11,388	10,007
0.302% due 06/25/2047		26,300	20,862
0.312% due 03/25/2037		10,517	9,251
0.312% due 01/25/2046		1,316	1,167

0.322% due 06/25/2047		3,564	3,171
0.332% due 06/25/2036		2,985	2,879
0.342% due 06/25/2047		20,200	17,189
0.372% due 06/25/2037		3,000	1,469
0.410% due 05/25/2036		707	706
0.432% due 09/25/2036		5,008	4,214
0.442% due 06/25/2036		5,000	4,032
0.442% due 08/25/2036		1,400	1,099
0.452% due 06/25/2036		4,600	3,748
0.462% due 09/25/2037		1,800	684
0.490% due 04/25/2036		8,100	7,361
0.492% due 12/25/2036 ^		566	335
0.500% due 05/25/2036		11,906	11,487
0.502% due 04/25/2036		7,652	7,298
0.632% due 12/25/2031		2	1
0.632% due 01/25/2036		5,100	4,070
0.652% due 08/25/2047		14,360	14,107
0.672% due 12/25/2035		2,800	2,702
0.732% due 06/25/2035		4,375	3,771
0.750% due 07/25/2035		9,000	8,506
0.872% due 07/25/2034		2,200	2,078
1.007% due 08/25/2034		2,000	1,893
1.150% due 02/25/2035		4,400	3,787
1.757% due 01/25/2034		2,870	2,709
4.644% due 04/25/2036		1,100	1,114
5.251% due 12/25/2034		4,131	4,042
5.255% due 07/25/2036		1,124	1,100
5.689% due 10/25/2046		4,408	3,791
5.714% due 04/25/2047		9,956	7,786
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		8	8
Credit-Based Asset Servicing and Securitization LLC
0.300% due 11/25/2036		1,639	933
0.492% due 07/25/2037		11,782	7,878
4.211% due 03/25/2037 ^		13,128	8,167
4.214% due 01/25/2037 ^		1,787	987
4.564% due 04/25/2037		12	12
5.481% due 05/25/2035		2,119	2,131
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		342	354
7.790% due 05/25/2030 ^		854	854
Denver Arena Trust
6.940% due 11/15/2019		52	53
Eaton Vance CDO PLC
0.461% due 03/25/2026	EUR	6,422	8,622
Fairbanks Capital Mortgage Loan Trust
1.352% due 05/25/2028		$25	24
Faxtor ABS BV
0.617% due 11/02/2070	EUR	2,798	3,750
Fieldstone Mortgage Investment Trust
0.312% due 11/25/2036		$2,565	1,501
First Franklin Mortgage Loan Asset-Backed Certificates
0.977% due 05/25/2034		447	413
First Franklin Mortgage Loan Trust
0.292% due 09/25/2036		2,198	1,972
0.392% due 10/25/2036		3,223	2,345
0.512% due 10/25/2035		12,704	11,568
0.630% due 12/25/2035		5,400	5,167
0.632% due 05/25/2035		2,000	1,856
0.642% due 09/25/2035		4,200	3,851
0.977% due 01/25/2035		714	653
1.097% due 03/25/2035		2,900	2,431
1.425% due 07/25/2034		1,700	1,454
First NLC Trust
0.222% due 08/25/2037		27	14
Fremont Home Loan Trust
0.282% due 11/25/2036		7,622	3,637
0.302% due 10/25/2036		1,636	857
0.302% due 01/25/2037		2,327	1,066
0.392% due 02/25/2037		6,200	3,149
0.402% due 05/25/2036		12,942	6,868
Galaxy CLO Ltd.
0.469% due 04/25/2019		1,713	1,707
GSAA Home Equity Trust
0.602% due 08/25/2037		1,875	1,618
4.999% due 09/25/2035		634	648
5.995% due 03/25/2046 ^		5,261	4,092
GSAMP Trust
0.202% due 12/25/2046		1,957	1,125
0.252% due 12/25/2046		5,904	3,417
0.302% due 08/25/2036		2,827	2,136
0.302% due 12/25/2046		3,534	2,059
0.382% due 12/25/2046		884	520
0.392% due 08/25/2036		1,884	1,441
0.412% due 06/25/2036		7,462	4,658
0.422% due 04/25/2036		3,600	2,225

1.020% due 11/25/2034	3,025	2,797
Home Equity Asset Trust
0.432% due 08/25/2036	5,900	4,973
1.852% due 05/25/2033	6,183	5,900
Home Equity Loan Trust
0.492% due 04/25/2037	3,000	1,811
Home Equity Mortgage Loan Asset-Backed Trust
0.312% due 07/25/2037	4,500	2,814
0.352% due 07/25/2037	6,618	4,164
0.392% due 04/25/2047	3,500	2,040
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^	319	125
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036	43	23
0.322% due 12/25/2036	1,474	705
0.332% due 04/25/2037	26,300	19,180
0.342% due 01/25/2037	2,500	1,543
0.372% due 12/25/2036	12,119	5,862
Huntington CDO Ltd.
0.493% due 11/05/2040	32,416	30,856
ING Investment Management CLO Ltd.
0.479% due 12/13/2020	2,862	2,839
Inwood Park CDO Ltd.
0.453% due 01/20/2021	4,900	4,879
IXIS Real Estate Capital Trust
0.382% due 01/25/2037	5,956	3,277
JPMorgan Mortgage Acquisition Corp.
0.342% due 05/25/2035	1,910	1,838
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047	137	133
0.230% due 08/25/2036	3	2
0.262% due 08/25/2036	66	35
0.290% due 10/25/2036	14,500	13,195
0.300% due 07/25/2036	2,576	1,302
0.312% due 07/25/2036 ^	2,362	1,248
0.342% due 03/25/2047	5,800	3,117
0.392% due 05/25/2036	5,800	4,853
0.412% due 05/25/2037	1,400	1,072
6.130% due 07/25/2036 ^	1,880	1,159
L2L Education Loan Trust
0.492% due 06/15/2031	8,400	7,647
Landmark CDO Ltd.
0.501% due 07/15/2018	3,269	3,272
Lehman XS Trust
0.300% due 04/25/2037 ^	93	68
0.322% due 01/25/2037	4,012	3,116
0.412% due 05/25/2046 ^	46,532	20,237
Long Beach Mortgage Loan Trust
0.452% due 02/25/2036	2,890	1,861
0.492% due 01/25/2046	5,000	4,164
0.712% due 10/25/2034	631	576
1.052% due 06/25/2035	1,800	1,620
1.082% due 04/25/2035	1,097	1,055
1.952% due 07/25/2032 ^	304	266
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036	92	41
0.302% due 08/25/2036	1,515	835
0.322% due 10/25/2036	8,777	7,447
0.362% due 05/25/2037	3,930	2,826
0.392% due 03/25/2036	5,159	2,844
0.392% due 10/25/2036	1,700	1,051
0.412% due 06/25/2036	14,451	7,957
0.652% due 10/25/2035	1,188	818
Merit Securities Corp.
6.690% due 07/28/2033	865	897
Meritage Mortgage Loan Trust
0.902% due 11/25/2035	880	840
Merrill Lynch Mortgage Investors Trust
0.222% due 04/25/2047	3,632	2,201
0.262% due 03/25/2037	589	357
0.262% due 08/25/2037	3,537	2,041
0.302% due 08/25/2037	21,341	12,387
0.352% due 01/25/2037	3,845	3,658
0.652% due 06/25/2036	946	871
5.323% due 02/25/2037 ^	1,885	454
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 12/25/2036	6,046	3,245
0.262% due 03/25/2037	2,322	1,290
0.292% due 11/25/2036	15,738	10,959
0.302% due 09/25/2036	13,961	7,895
0.302% due 10/25/2036	2,900	1,983
0.302% due 11/25/2036	5,268	3,507
0.302% due 12/25/2036	1,338	725
0.312% due 09/25/2036	2,000	1,162
0.372% due 11/25/2036	8,509	5,928
0.382% due 09/25/2036	2,000	1,175

0.382% due 02/25/2037	3,475	1,764
0.392% due 06/25/2036	2,000	1,417
0.402% due 03/25/2037	24,904	14,072
0.492% due 03/25/2037	3,690	2,108
0.512% due 02/25/2037	4,633	2,402
0.952% due 07/25/2037	285	270
1.067% due 03/25/2035	1,100	920
1.142% due 06/25/2035	6,600	5,893
1.202% due 09/25/2033	2,082	1,982
Morgan Stanley Capital Trust
0.442% due 01/25/2036	37,200	33,217
Morgan Stanley Dean Witter Capital, Inc. Trust
1.427% due 09/25/2032	7,004	6,906
Morgan Stanley Home Equity Loan Trust
0.252% due 12/25/2036	2,417	1,462
0.502% due 04/25/2037	2,483	1,547
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019	1,545	1,536
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019	664	664
National Collegiate Student Loan Trust
0.412% due 02/26/2029	3,000	2,763
New Century Home Equity Loan Trust
0.662% due 09/25/2035	3,400	2,961
3.152% due 01/25/2033	1,161	1,017
Newcastle CDO Ltd.
0.571% due 12/24/2039	21,358	20,931
Nomura Home Equity Loan, Inc.
0.482% due 10/25/2036	5,920	2,460
0.552% due 02/25/2037	641	289
North Carolina State Education Assistance Authority
0.950% due 07/25/2039	1,642	1,648
NovaStar Mortgage Funding Trust
0.272% due 11/25/2036	1,821	840
0.302% due 09/25/2036	6,187	3,500
0.322% due 11/25/2036	11,928	5,550
0.362% due 01/25/2037	4,514	2,199
0.402% due 10/25/2036	2,048	975
Octagon Investment Partners Ltd.
0.529% due 11/28/2018	532	530
OHA Intrepid Leveraged Loan Fund Ltd.
1.148% due 04/20/2021	2,739	2,728
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.532% due 12/25/2035	9,000	7,639
5.675% due 12/25/2035	3,524	3,685
Option One Mortgage Loan Trust
0.282% due 07/25/2037	1,688	1,009
0.292% due 01/25/2037	10,339	6,065
0.332% due 04/25/2037	1,713	1,015
0.372% due 01/25/2037	1,463	863
0.392% due 04/25/2037	1,805	1,009
0.402% due 03/25/2037	929	532
0.402% due 07/25/2037	2,285	1,303
Option One Mortgage Loan Trust Asset-Backed Certificates
0.342% due 01/25/2036	893	841
Ownit Mortgage Loan Trust
0.300% due 05/25/2037	3,589	2,334
3.428% due 12/25/2036	1,173	541
Pacifica CDO Corp.
0.488% due 01/26/2020	1,036	1,034
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035	7,004	7,110
Park Place Securities, Inc.
0.412% due 09/25/2035	41	41
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.622% due 09/25/2035	1,400	1,230
0.682% due 07/25/2035	3,800	3,279
0.872% due 03/25/2035	1,000	911
0.982% due 01/25/2036	1,000	903
People’s Financial Realty Mortgage Securities Trust
0.292% due 09/25/2036	3,231	1,323
RAAC Trust
0.452% due 06/25/2044	1,159	1,018
0.492% due 08/25/2036	3,510	3,101
0.832% due 05/25/2044	6,124	5,483
1.902% due 06/25/2035	4,300	4,185
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	28	27
4.424% due 09/25/2037	7,623	6,451
5.612% due 04/25/2037	4,001	2,301
Residential Asset Mortgage Products Trust
0.312% due 12/25/2036	980	916
0.342% due 02/25/2036	5,040	4,921
0.352% due 03/25/2036	7,053	6,869

0.452% due 03/25/2036		12,900	9,944
0.710% due 06/25/2032		7	7
Residential Asset Securities Corp. Trust
0.302% due 07/25/2036		17,458	15,325
0.302% due 08/25/2036		2,942	2,806
0.302% due 09/25/2036		864	838
0.302% due 01/25/2037		1,800	1,681
0.312% due 11/25/2036		3,988	3,429
0.322% due 11/25/2036		1,694	1,496
0.332% due 04/25/2036		2,329	2,172
0.402% due 08/25/2036		6,600	4,953
0.402% due 04/25/2037		15,500	13,512
0.422% due 07/25/2036		3,000	1,554
0.422% due 05/25/2037		800	718
0.492% due 11/25/2035		3,405	3,070
0.572% due 10/25/2035		1,000	834
0.592% due 11/25/2035		3,300	2,886
0.612% due 09/25/2035		12,200	10,988
0.827% due 02/25/2035		2,199	2,044
0.975% due 07/25/2034		899	804
5.510% due 04/25/2033		4,101	4,375
6.228% due 04/25/2032		365	375
7.279% due 04/25/2032		635	639
Restructured Asset-Backed Securities Trust
4.000% due 12/15/2030		390	391
SACO, Inc.
0.552% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.322% due 10/25/2046		4,285	3,550
0.945% due 03/25/2035		2,055	1,869
Securitized Asset-Backed Receivables LLC Trust
0.402% due 03/25/2036		4,000	2,297
0.442% due 11/25/2035		15,674	14,355
0.917% due 02/25/2034		2,924	2,763
SG Mortgage Securities Trust
0.302% due 10/25/2036		5,100	2,729
0.332% due 02/25/2036		1,303	750
0.362% due 10/25/2036		2,300	1,236
0.422% due 02/25/2036		7,689	4,020
Sierra Madre Funding Ltd.
0.531% due 09/07/2039		87,014	67,714
0.551% due 09/07/2039		201,910	156,056
SLM Private Education Loan Trust
3.402% due 05/16/2044		3,161	3,364
SLM Student Loan Trust
0.229% due 07/25/2017		350	349
0.502% due 12/15/2023	EUR	13,424	18,172
0.512% due 09/15/2021		1,214	1,660
1.529% due 01/25/2018		$3,297	3,321
1.729% due 04/25/2023		14,878	15,400
Soundview Home Loan Trust
0.212% due 11/25/2036		151	60
0.262% due 02/25/2037		5,995	2,898
0.332% due 05/25/2036		8,618	8,043
0.352% due 01/25/2037		24,980	19,989
0.412% due 02/25/2037		3,668	1,816
0.430% due 10/25/2036		6,967	5,505
1.102% due 10/25/2037		12,682	8,586
Specialty Underwriting & Residential Finance Trust
0.272% due 03/25/2037		1,717	916
0.302% due 09/25/2037		6,700	2,832
0.450% due 12/25/2036		8,000	6,186
Structured Asset Investment Loan Trust
0.302% due 09/25/2036		2,716	2,174
0.312% due 05/25/2036		1,125	822
0.512% due 10/25/2035		16,508	16,025
0.857% due 03/25/2034		85	79
0.872% due 02/25/2035		1,900	1,805
1.052% due 09/25/2034		1,639	1,573
1.052% due 01/25/2035		5,333	5,274
1.082% due 01/25/2035		7,500	6,194
1.127% due 01/25/2035		1,713	618
1.277% due 07/25/2033		3,612	3,460
1.277% due 01/25/2035		606	64
1.532% due 04/25/2033		454	396
1.727% due 01/25/2035		684	36
1.877% due 01/25/2035 ^		878	17
Structured Asset Securities Corp.
0.812% due 02/25/2035		3,662	3,386
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 01/25/2037		262	261
0.322% due 12/25/2036		7,100	5,898
0.472% due 05/25/2037		4,033	3,647
0.492% due 02/25/2036		2,618	2,195
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		6	6

Talon Funding Ltd.
0.717% due 06/05/2035		4,778	3,368
Terwin Mortgage Trust
1.092% due 12/25/2034		84	82
4.607% due 09/25/2036		324	340
4.849% due 08/25/2036		312	324
Triaxx Prime CDO Ltd.
0.415% due 10/02/2039		83,443	74,314
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		2,684	1,247
0.392% due 05/25/2036		3,272	2,164
Wells Fargo Home Equity Asset-Backed Securities Trust
0.412% due 05/25/2036		2,000	1,764
0.612% due 11/25/2035		1,400	1,307
0.782% due 11/25/2035		3,000	2,643

Total Asset-Backed Securities (Cost $1,492,281)			1,748,955

SOVEREIGN ISSUES 19.5%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	200	226
3.875% due 04/07/2015	EUR	3,100	4,346
4.300% due 11/15/2016		200	292
4.750% due 06/04/2018		600	913
4.950% due 02/11/2020		300	462
Autonomous Community of Valencia
3.250% due 07/06/2015		700	980
4.375% due 07/16/2015		700	992
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	466,000	194,837
0.000% due 07/01/2015		250,000	101,863
0.000% due 01/01/2017		1,076,800	369,965
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		2,153	875
Hellenic Republic Government International Bond
3.930% due 03/30/2016 (f)	EUR	8,000	10,547
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017		62,600	86,481
2.150% due 11/12/2017 (d)		20,537	29,260
2.250% due 05/15/2016		40,200	56,738
2.250% due 04/22/2017 (d)		38,659	55,108
2.550% due 10/22/2016 (d)		12,018	17,138
2.750% due 12/01/2015		254,600	359,768
3.000% due 06/15/2015		51,200	71,854
3.000% due 11/01/2015		321,300	454,660
3.750% due 08/01/2015		100,000	141,790
3.750% due 04/15/2016		55,100	79,718
3.750% due 08/01/2016		12,700	18,511
4.500% due 07/15/2015		303,700	433,465
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		69,600	94,924
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,700	2,827
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	16,000	13,605
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	19,200	26,714
4.700% due 11/01/2016		74,800	111,047
Spain Government International Bond
2.100% due 04/30/2017		29,300	41,622
3.000% due 04/30/2015		146,000	204,484
3.150% due 01/31/2016		252,100	360,145
3.250% due 04/30/2016		20,300	29,211
3.300% due 07/30/2016		132,200	191,403
3.750% due 10/31/2015		298,200	426,784
4.000% due 07/30/2015		279,600	398,113
State of North Rhine-Westphalia
1.625% due 09/17/2014		$500	501

Total Sovereign Issues (Cost $4,346,000)			4,392,169

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (e)		2,500	3,035

Total Convertible Preferred Securities (Cost $3,009)			3,035

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		588,900	16,266

Total Preferred Securities (Cost $15,724)			16,266

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 3.5%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$55,250	55,253
Bank of Nova Scotia
1.270% due 02/10/2015	CAD	68,400	63,610
Credit Suisse
0.547% due 08/24/2015		$353,000	352,897
Natixis
0.572% due 05/11/2015		50,000	50,011
Royal Bank of Canada
1.370% due 05/07/2015	CAD	221,000	207,016
Sumitomo Mitsui Banking Corp.
0.548% due 04/29/2016		$71,800	71,463

			800,250

COMMERCIAL PAPER 1.0%
Ford Motor Credit Co. LLC
0.880% due 07/07/2014		36,900	36,895
0.900% due 07/01/2014		1,900	1,900
Glencore Funding LLC
0.690% due 10/03/2014		61,200	61,151
0.690% due 10/06/2014		120,000	119,900
Vodafone Group PLC
0.600% due 06/29/2015		17,600	17,511

			237,357

GREECE TREASURY BILLS 2.9%
2.136% due 07/18/2014 - 11/07/2014 (c)	EUR	476,600	650,940

MEXICO TREASURY BILLS 3.4%
3.284% due 07/24/2014 - 12/11/2014 (c)	MXN	10,184,700	778,634

SLOVENIA TREASURY BILLS 0.1%
0.742% due 10/16/2014 - 04/09/2015 (c)	EUR	13,300	18,146

U.S. TREASURY BILLS 0.2%
0.068% due 07/17/2014 - 12/26/2014 (c)(j)		$42,729	42,725

Total Short-Term Instruments (Cost $2,511,749)			2,528,052

Total Investments in Securities (Cost $17,340,015)			18,053,127

	SHARES
INVESTMENTS IN AFFILIATES 24.5%
SHORT-TERM INSTRUMENTS 24.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.5%
PIMCO Short-Term Floating NAV Portfolio		1,596	16
PIMCO Short-Term Floating NAV Portfolio III		552,761,351	5,523,191

Total Short-Term Instruments (Cost $5,522,838)			5,523,207

Total Investments in Affiliates (Cost $5,522,838)			5,523,207

Total Investments 104.5% (Cost $22,862,853)			$23,576,334
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(121,717))			11,630
Other Assets and Liabilities, net (4.6%)			(1,030,922)

Net Assets 100.0%			$22,557,042

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$30,009	0.13%
Hellenic Republic Government International Bond	3.930%	03/30/2016	06/17/2014	10,428	10,547	0.05%

				$40,428	$40,556	0.18%

Borrowings and Other Financing Transactions

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $10,705 at a weighted average interest rate of 0.134%.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	12,960	$(1,726)	$648	$0
90-Day Eurodollar June Futures	Long	06/2016	12,458	(799)	623	0
90-Day Eurodollar March Futures	Long	03/2016	52,337	(10)	2,653	(12)
90-Day Eurodollar September Futures	Long	09/2015	17,747	1,921	1,111	0
90-Day Eurodollar September Futures	Long	09/2016	3,078	256	154	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	6,121	(15,278)	1,760	(755)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	10,708	6,602	837	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	4,469	7,882	1,274	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	3,083	(927)	66	(66)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	7,517	(2,857)	161	(241)

Total Futures Contracts				$(4,936)	$9,287	$(1,074)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$41,580	$3,854	$644	$0	$(54)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	574,101	50,593	6,281	0	(795)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	681,100	13,651	1,892	0	(309)

				$68,098	$8,817	$0	$(1,158)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Unsettled variation margin asset of $312 for closed swap agreements is outstanding at period end.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043	CAD	74,900	$8,555	$7,045	$0	$(455)
Pay	3-Month CAD-Bank Bill	2.625%	09/16/2043		43,800	(5,003)	160	21	(26)
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		157,200	(7,122)	(9,803)	0	(884)
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		$86,100	159	113	20	0
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		1,221,100	17,124	(3,101)	1,522	0
Receive	3-Month USD-LIBOR	3.250%	06/18/2029		411,800	(12,717)	(19,115)	0	(1,269)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		246,300	15,152	15,401	0	(941)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		55,300	2,679	1,706	0	(307)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		56,400	6,073	4,381	0	(302)
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	31,500	(5,447)	(1,720)	0	(20)
Pay	28-Day MXN-TIIE	5.470%	04/26/2019	MXN	468,800	1,010	675	76	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		4,165,000	1,599	1,632	0	(540)

						$22,062	$(2,626)	$1,639	$(4,744)

Total Swap Agreements						$90,160	$6,191	$1,639	$(5,902)

(4)	Unsettled variation margin asset of $9,011 and liability of $(9,323) for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $184,625 and cash of $1,802 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	NZD	13,725		$11,691	$0	$(326)
BOA	07/2014	BRL	1,798		816	3	0
	07/2014	GBP	99,005		166,526	0	(2,911)
	07/2014		$800	BRL	1,798	14	0
	07/2014		486,588	EUR	358,108	3,770	0
	05/2015	CAD	218,030		$198,633	0	(4,154)
	06/2015	EUR	141,385		192,231	0	(1,713)
	06/2016		475,695		651,140	0	(6,070)
BPS	07/2014	BRL	3,370		1,530	5	0
	07/2014	EUR	55,622		75,524	0	(640)
	07/2014	MXN	780,755		58,205	0	(1,883)
	07/2014		$1,500	BRL	3,370	25	0
	07/2014		323,824	MXN	4,259,351	4,006	0
	08/2014	MXN	2,871,688		$213,651	0	(7,015)
	08/2014		$2,943	EUR	2,167	24	0
	04/2015	BRL	164,418		$67,426	0	(1,746)
	06/2015	EUR	57,727		78,289	0	(898)
	07/2015	BRL	3,033		1,254	6	0
BRC	07/2014		588,403		262,915	0	(3,391)
	07/2014	EUR	321,060		437,600	0	(2,028)
	07/2014	MXN	49,337		3,792	0	(5)
	07/2014		$267,152	BRL	588,403	0	(846)
	07/2014		438,230	EUR	322,999	4,053	0
	07/2014		4,127	MXN	53,699	6	0
	08/2014	EUR	242,898		$330,851	0	(1,792)
	08/2014		$3,179	GBP	1,867	15	0
	06/2015	EUR	80,553		$109,440	0	(1,058)
	06/2016		79,862		109,814	0	(548)
CBK	07/2014		58,895		80,236	0	(409)
	08/2014	BRL	156,692		70,585	331	0
	02/2015	CAD	69,116		63,096	0	(1,320)
DUB	07/2014		$59,629	EUR	43,967	575	0
	07/2014		172,751	GBP	101,648	1,210	0
	07/2014		318,800	MXN	4,157,776	1,211	0
	08/2014	GBP	101,648		$172,707	0	(1,207)
	08/2014		$13,100	BRL	29,071	0	(66)
	07/2015	BRL	31,702		$13,100	60	0
	06/2016	EUR	41,642		57,016	0	(513)
	10/2016	JPY	14,171,622		200,296	57,379	0
FBF	07/2014	BRL	212,241		94,882	0	(1,177)
	07/2014		$96,364	BRL	212,241	0	(305)
	07/2014		3,371,501	EUR	2,472,403	13,961	0
	08/2014	EUR	2,355,681		$3,213,808	0	(12,239)
	11/2014	BRL	77,804		32,940	0	(1,071)
	11/2014		$40,520	BRL	95,911	1,406	0
	04/2015	BRL	2,079		$848	0	(26)
	06/2015	EUR	116,722		158,425	0	(1,688)
	07/2015	BRL	650		267	0	0
GLM	07/2014	EUR	65,172		89,256	17	0
	08/2014	MXN	1,392,479		104,350	0	(2,615)
	08/2014		$72,809	BRL	161,858	18	(256)
	08/2014		58,592	MXN	771,799	679	0
	09/2014	MXN	315,053		$24,041	0	(126)
	10/2014		960,845		73,139	12	(363)
	10/2014		$1,084	MXN	14,245	6	0
	11/2014	MXN	281,365		$21,378	0	(115)
	07/2015	BRL	176,623		72,809	191	(34)
HUS	07/2014	EUR	2,819,263		3,834,070	0	(26,347)
	07/2014		$101,566	EUR	74,937	1,045	0
	07/2014		2,769	MXN	36,144	13	0
	07/2014		11,941	NZD	13,725	76	0
	08/2014	NZD	13,725		$11,904	0	(76)
	11/2014	BRL	76,265		32,350	0	(988)
JPM	07/2014		800,644		363,516	1,152	0
	07/2014	EUR	86,172		117,065	0	(931)
	07/2014	JPY	1,824,941		17,969	0	(45)
	07/2014		$357,670	BRL	800,644	4,695	0
	07/2014		1,735	EUR	1,274	10	0
	07/2014		17,918	JPY	1,824,941	96	0
	08/2014	BRL	800,644		$354,416	0	(4,561)
	08/2014	TRY	13,267		6,100	0	(105)
	08/2014		$98,130	EUR	72,172	708	0
	08/2014		17,973	JPY	1,824,941	46	0
	09/2014	MXN	686		$53	0	0
	11/2014	BRL	87,712		37,080	0	(1,263)
	04/2015		136,000		57,445	228	0
	07/2015		38,000		15,637	6	0
MSC	07/2014		$151,205	EUR	110,976	755	0
	08/2014	BRL	34,237		$15,328	0	(23)
	11/2014		112,667		47,700	0	(1,551)
	11/2014		$37,080	BRL	87,758	1,282	0
	04/2015	BRL	163,503		$67,034	0	(1,753)
	06/2016	EUR	110,976		152,631	0	(685)
NAB	07/2014		$432,427	EUR	318,192	3,272	0
	06/2015	EUR	152,947		$207,669	0	(2,136)
	06/2016		236,795		325,157	0	(2,027)
RBC	07/2014		450,915		610,282	0	(7,156)
	07/2014	GBP	2,643		4,431	0	(93)
	07/2014		$150,300	MXN	1,961,856	698	0
	09/2014	CAD	26,116		$24,024	0	(405)
	12/2014	MXN	3,504,685		266,516	0	(711)
SOG	07/2014	AUD	13,539		12,502	0	(264)
	07/2014		$12,764	AUD	13,539	2	0
	08/2014	AUD	13,539		$12,733	0	(2)
UAG	07/2014	BRL	1,707		775	3	0
	07/2014	MXN	23,007		1,768	0	(3)
	07/2014		$760	BRL	1,708	13	0
	07/2014		208,839	EUR	154,242	2,364	0
	11/2014		72,470	BRL	170,925	2,248	0

Total Forward Foreign Currency Contracts						$107,695	$(111,679)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$306,800	$(8,222)	$(2,623)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		2,457,700	(30,521)	(5,197)
DUB	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/23/2014	GBP	310,800	(820)	(931)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/23/2014		310,800	(2,276)	(1,486)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$308,200	(8,260)	(2,635)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		639,700	(3,198)	(3,462)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		349,000	(899)	(136)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	09/02/2014		1,262,000	(1,641)	(2,483)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/02/2014		1,262,000	(4,038)	(1,814)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/24/2014	GBP	157,800	(375)	(479)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/24/2014		157,800	(1,085)	(772)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014		$193,700	(1,235)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014		635,200	(508)	(959)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	09/15/2014		635,200	(3,589)	(1,667)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		612,800	(7,526)	(4,642)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		1,268,900	(2,221)	(3,411)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/02/2014		1,268,900	(5,805)	(1,917)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/02/2014		370,500	(584)	(496)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	09/02/2014		370,500	(2,593)	(402)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/28/2014		246,900	(1,234)	(4)
RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		728,100	(2,203)	(285)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		870,300	(16,536)	(13,335)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		639,700	(11,115)	(792)

								$(116,484)	$(49,928)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014	EUR	32,500	$(58)	$(126)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		214,900	(653)	(163)

							$(711)	$(289)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$12,400	$(693)	$(504)
BPS	Put - OTC USD versus JPY		98.000	07/14/2014		173,900	(343)	(9)
GLM	Call - OTC USD versus MXN	MXN	14.250	06/12/2015		158,800	(2,652)	(2,444)
MSB	Call - OTC USD versus MXN		14.100	06/11/2015		163,000	(3,146)	(2,775)

							$(6,834)	$(5,732)

Options on Indices

Counterparty	Description	Strike Value		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC Euro Stoxx 50 Index		3,175.000	09/19/2014	EUR	14,591	$(9,846)	$(13,036)

Total Written Options							$(133,875)	$(68,985)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		$16,600	$306	$172	$478	$0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2019	0.430%		16,700	488	(1)	487	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2023	0.789%		3,000	(115)	166	51	0
	Brazil Government International Bond	1.000%	09/20/2014	0.259%		3,700	6	2	8	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		13,300	(186)	285	99	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		20,700	(994)	782	0	(212)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		25,300	(911)	557	0	(354)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%		15,700	(307)	(29)	0	(336)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.939%		5,000	32	(5)	27	0
	China Government International Bond	1.000%	12/20/2018	0.623%		45,000	733	22	755	0
	China Government International Bond	1.000%	03/20/2019	0.676%		62,300	226	719	945	0
	China Government International Bond	1.000%	06/20/2019	0.724%		39,300	307	226	533	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		13,700	73	102	175	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		3,900	41	(1)	40	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		6,600	(339)	243	0	(96)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		29,700	(1,320)	752	0	(568)
	Italy Government International Bond	1.000%	06/20/2019	0.919%		46,000	(89)	280	191	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		39,300	86	711	797	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		192,200	2,960	494	3,454	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		30,600	522	(7)	515	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		18,300	(615)	453	0	(162)
	Russia Government International Bond	1.000%	09/20/2014	0.794%		5,800	12	(7)	5	0
	Russia Government International Bond	1.000%	09/20/2019	1.767%		34,200	(1,353)	82	0	(1,271)
BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		18,800	330	(9)	321	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.168%		16,700	311	5	316	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%		26,500	648	9	657	0
	China Government International Bond	1.000%	12/20/2018	0.623%		16,600	273	5	278	0
	China Government International Bond	1.000%	03/20/2019	0.676%		9,300	31	110	141	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%		13,700	(79)	259	180	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		10,000	219	88	307	0
BRC	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		27,700	486	(13)	473	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		46,000	837	487	1,324	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2019	0.430%		13,700	400	0	400	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.069%	EUR	4,300	(647)	703	56	0
	China Government International Bond	1.000%	12/20/2018	0.623%		$20,800	347	2	349	0
	China Government International Bond	1.000%	03/20/2019	0.676%		69,100	300	748	1,048	0
	China Government International Bond	1.000%	06/20/2019	0.724%		18,800	132	123	255	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%		96,800	671	(46)	625	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%		31,100	701	10	711	0
	General Motors Co.	5.000%	06/20/2016	0.636%		9,100	874	(76)	798	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2017	0.504%		18,500	(740)	1,061	321	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		1,700	(85)	60	0	(25)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		28,100	(1,388)	850	0	(538)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		14,900	(424)	70	0	(354)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%		9,300	(228)	(34)	0	(262)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%		49,000	485	1	486	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		19,100	290	54	344	0
	Qatar Government International Bond	1.000%	06/20/2019	0.495%		40,000	799	192	991	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%		10,300	(97)	279	182	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		15,000	329	132	461	0
CBK	Brazil Government International Bond	1.000%	12/20/2016	0.712%		13,300	(190)	289	99	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%		16,100	(181)	279	98	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		18,400	(839)	650	0	(189)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%		29,800	(583)	(55)	0	(638)
	California State General Obligation Bonds, Series 2003	1.000%	03/20/2019	0.423%		50,000	533	793	1,326	0
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.479%		1,300	36	(2)	34	0
	California State General Obligation Bonds, Series 2003	1.000%	03/20/2023	0.826%		19,300	(422)	679	257	0
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.939%		6,300	39	(6)	33	0

	China Government International Bond	1.000%	12/20/2016	0.299%		2,100	(100)	137	37	0
	China Government International Bond	1.000%	12/20/2018	0.623%		86,700	1,414	40	1,454	0
	China Government International Bond	1.000%	03/20/2019	0.676%		274,300	1,413	2,747	4,160	0
	China Government International Bond	1.000%	06/20/2019	0.724%		201,500	2,662	68	2,730	0
	DISH DBS Corp.	5.000%	09/20/2021	2.421%		7,500	647	583	1,230	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		16,300	138	(3)	135	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		11,500	(331)	58	0	(273)
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%		24,300	209	(13)	196	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		12,900	221	(8)	213	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		30,000	(36)	644	608	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		104,000	1,528	340	1,868	0
	Russia Government International Bond	1.000%	09/20/2014	0.794%		2,700	3	(1)	2	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%		4,600	(125)	9	0	(116)
	Russia Government International Bond	1.000%	09/20/2019	1.767%		64,800	(2,472)	64	0	(2,408)
	Teck Resources Ltd.	1.000%	09/20/2019	1.388%		15,400	(246)	(45)	0	(291)
DUB	AT&T, Inc.	1.000%	03/20/2019	0.360%		34,000	513	503	1,016	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2018	0.307%		23,800	648	6	654	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		57,600	863	794	1,657	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.568%		36,400	(465)	1,408	943	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		7,000	(13)	73	60	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		1,200	(18)	27	9	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		5,300	(254)	200	0	(54)
	China Government International Bond	1.000%	12/20/2016	0.299%		3,100	(157)	211	54	0
	China Government International Bond	1.000%	12/20/2018	0.623%		63,300	1,092	(31)	1,061	0
	China Government International Bond	1.000%	03/20/2019	0.676%		25,000	162	217	379	0
	China Government International Bond	1.000%	06/20/2019	0.724%		68,500	673	255	928	0
	Citigroup, Inc.	1.000%	03/20/2019	0.614%		21,800	231	161	392	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%		10,000	(69)	215	146	0
	Community Health Systems, Inc.	5.000%	06/20/2021	3.600%		10,000	803	27	830	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		9,800	1,825	90	1,915	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		1,000	8	(4)	4	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		17,300	183	(8)	175	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		2,500	34	(5)	29	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		104,200	1,555	45	1,600	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		31,900	374	491	865	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%		40,100	238	(152)	86	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR	31,800	512	592	1,104	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		$4,000	(206)	129	0	(77)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		6,900	(156)	(7)	0	(163)
	Italy Government International Bond	1.000%	06/20/2016	0.516%		90,200	923	(32)	891	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,000	(197)	251	54	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		260,800	379	703	1,082	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		56,100	305	(143)	162	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%		69,700	608	(43)	565	0
	JPMorgan Chase & Co.	1.000%	03/20/2019	0.514%		21,000	412	62	474	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		51,800	473	738	1,211	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		12,500	144	89	233	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		37,800	123	644	767	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		31,700	262	344	606	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		86,300	1,145	406	1,551	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		18,800	(616)	450	0	(166)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		16,000	180	189	369	0
	Spain Government International Bond	1.000%	06/20/2016	0.333%		86,400	1,158	9	1,167	0
FBF	Berkshire Hathaway Finance Corp.	1.000%	09/20/2019	0.430%		15,000	438	(1)	437	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		800	(36)	28	0	(8)
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.381%		5,000	129	23	152	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		5,800	31	43	74	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%		5,000	(41)	114	73	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		13,200	41	226	267	0
GST	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%		15,900	392	2	394	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2018	0.325%		63,600	1,798	7	1,805	0
	Brazil Government International Bond	1.000%	09/20/2014	0.259%		3,500	4	3	7	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		11,600	(25)	124	99	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		35,000	(519)	779	260	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		24,500	(1,081)	829	0	(252)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		8,200	(359)	244	0	(115)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.479%		15,000	412	(19)	393	0
	China Government International Bond	1.000%	12/20/2018	0.623%		13,400	225	0	225	0
	China Government International Bond	1.000%	06/20/2019	0.724%		10,000	164	(28)	136	0
	Citigroup, Inc.	1.000%	03/20/2019	0.614%		16,000	165	122	287	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%		16,700	(128)	372	244	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%		5,600	(27)	100	73	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.310%		5,800	74	7	81	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%		31,200	696	16	712	0
	General Motors Co.	5.000%	03/20/2016	0.594%		19,200	1,690	(200)	1,490	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		10,000	(226)	(11)	0	(237)
	JPMorgan Chase & Co.	1.000%	03/20/2019	0.514%		26,000	498	90	588	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		12,500	146	87	233	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		68,300	194	1,190	1,384	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		22,500	186	244	430	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		68,800	1,047	189	1,236	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%		20,600	(185)	549	364	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.670%		4,000	(63)	412	349	0
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%		9,700	(1,388)	717	0	(671)
HUS	China Government International Bond	1.000%	12/20/2018	0.623%		13,300	217	6	223	0
	China Government International Bond	1.000%	03/20/2019	0.676%		40,000	155	451	606	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		29,600	157	222	379	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%		20,000	(162)	454	292	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		17,400	(880)	627	0	(253)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		19,900	(924)	543	0	(381)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		2,700	(81)	17	0	(64)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		210,900	2,121	1	2,122	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		20,700	(438)	550	112	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		22,200	279	134	413	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		59,200	107	1,093	1,200	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		33,500	252	389	641	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%		2,000	(1)	31	30	0
	Qatar Government International Bond	1.000%	06/20/2016	0.155%		1,000	(7)	24	17	0
	Russia Government International Bond	1.000%	09/20/2014	0.794%		800	1	0	1	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%		46,700	(1,011)	641	0	(370)
	Russia Government International Bond	1.000%	12/20/2018	1.602%		6,300	(174)	15	0	(159)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		31,500	(1,874)	827	0	(1,047)
JPM	AT&T, Inc.	1.000%	03/20/2019	0.360%		17,000	248	260	508	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		30,800	(1,297)	866	0	(431)
	China Government International Bond	1.000%	12/20/2016	0.299%		4,100	(205)	278	73	0
	China Government International Bond	1.000%	12/20/2018	0.623%		89,600	1,470	32	1,502	0
	China Government International Bond	1.000%	03/20/2019	0.676%		76,600	352	810	1,162	0
	China Government International Bond	1.000%	06/20/2019	0.724%		91,300	669	568	1,237	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		10,200	1,902	90	1,992	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR	5,000	83	90	173	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		$6,600	(332)	236	0	(96)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		30,700	(1,381)	794	0	(587)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		4,600	(106)	(3)	0	(109)
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		33,200	58	615	673	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		29,800	224	346	570	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		62,000	778	336	1,114	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		5,700	(177)	127	0	(50)
	Qatar Government International Bond	1.000%	03/20/2016	0.150%		1,500	(6)	28	22	0
	Qatar Government International Bond	1.000%	06/20/2019	0.495%		16,300	334	70	404	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%		22,500	(1,299)	550	0	(749)
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%		22,300	(3,227)	1,685	0	(1,542)
	Venezuela Government International Bond	5.000%	06/20/2019	9.220%		7,500	(1,322)	164	0	(1,158)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		8,300	182	73	255	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	37,000	384	17	401	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2019	0.430%		$16,700	497	(10)	487	0
	Brazil Government International Bond	1.000%	09/20/2014	0.259%		800	1	1	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		36,500	(1,694)	1,319	0	(375)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		62,600	(2,555)	1,679	0	(876)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%		16,200	(325)	(22)	0	(347)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.939%		5,000	31	(5)	26	0
	China Government International Bond	1.000%	12/20/2018	0.623%		46,600	803	(22)	781	0
	China Government International Bond	1.000%	03/20/2019	0.676%		40,000	135	471	606	0
	China Government International Bond	1.000%	06/20/2019	0.724%		70,000	775	174	949	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%		8,300	(67)	189	122	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%		2,000	(6)	38	32	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.107%		2,000	(15)	51	36	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		10,500	1,948	103	2,051	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		113,800	660	(164)	496	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%		17,700	(904)	647	0	(257)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		13,200	(458)	205	0	(253)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		29,400	(740)	43	0	(697)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%		15,000	(361)	(62)	0	(423)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		9,900	(190)	244	54	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%		24,200	208	(12)	196	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%		32,300	381	221	602	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%		55,000	810	178	988	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%		15,700	260	4	264	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%		20,000	(623)	446	0	(177)
	Qatar Government International Bond	1.000%	06/20/2016	0.155%		1,000	(7)	24	17	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%		15,700	(431)	33	0	(398)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		6,000	(341)	141	0	(200)

							$18,444	$53,448	$92,727	$(20,835)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019		$16,000	$135	$69	$204	$0
MYC	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	345,400	(12,637)	14,073	1,436	0
	MCDX-22 5-Year Index	1.000%	06/20/2019		$31,300	372	26	398	0

						$(12,130)	$14,168	$2,038	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	9.890%	01/02/2015	BRL	2,100	$0	$21	$21	$0
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		394,600	(255)	3,975	3,720	0
BRC	Pay	1-Year BRL-CDI	8.585%	01/02/2017		12,600	20	(347)	0	(327)
	Pay	1-Year BRL-CDI	9.110%	01/02/2017		600	0	(12)	0	(12)
	Pay	1-Year BRL-CDI	10.400%	01/02/2017		35,000	0	(204)	0	(204)
DUB	Pay	1-Year BRL-CDI	8.430%	01/02/2015		98,500	622	(1,137)	0	(515)
	Pay	1-Year BRL-CDI	10.140%	01/02/2015		14,700	4	187	191	0
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		25,000	14	(658)	0	(644)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		139,500	(99)	(3,673)	0	(3,772)
	Pay	1-Year BRL-CDI	8.935%	01/02/2017		7,800	(4)	(163)	0	(167)
GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015		130,500	(315)	(1,561)	0	(1,876)
	Pay	1-Year BRL-CDI	9.940%	01/02/2015		96,300	0	1,036	1,036	0
	Pay	3-Month USD-SIFMA Municipal Swap Index	0.060%	09/10/2014		$1,000	0	0	0	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	360,000	322	783	1,105	0
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024		1,184,000	0	390	390	0
HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	136,100	(85)	(1,574)	0	(1,659)
	Pay	1-Year BRL-CDI	8.645%	01/02/2017		1,000	2	(27)	0	(25)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	420,000	373	917	1,290	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		1,128,500	3,662	6,551	10,213	0
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024		1,640,000	98	68	166	0
JPM	Pay	1-Year BRL-CDI	9.980%	01/02/2015	BRL	77,900	(29)	904	875	0
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		47,000	82	(1,259)	0	(1,177)
MYC	Pay	1-Year BRL-CDI	7.795%	01/02/2015		173,900	(46)	(2,043)	0	(2,089)
	Pay	1-Year BRL-CDI	8.630%	01/02/2015		9,100	75	(104)	0	(29)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	392,100	1,349	2,199	3,548	0
SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		343,000	319	734	1,053	0
UAG	Pay	1-Year BRL-CDI	8.560%	01/02/2015	BRL	6,700	0	(51)	0	(51)
	Pay	1-Year BRL-CDI	8.200%	01/02/2017		147,400	(274)	(4,252)	0	(4,526)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		5,100	9	(137)	0	(128)

							$5,844	$563	$23,608	$(17,201)

Total Swap Agreements							$12,158	$68,179	$118,373	$(38,036)

(j)	Securities with an aggregate market value of $58,162 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$64,642	$0	$64,642
Corporate Bonds & Notes
Banking & Finance	10,825	3,862,036	51,973	3,924,834
Industrials	0	510,968	9,873	520,841
Utilities	0	506,553	0	506,553
Municipal Bonds & Notes
California	0	77,027	0	77,027
District of Columbia	0	181	0	181
Illinois	0	619	0	619
Massachusetts	0	467	0	467
Ohio	0	31,212	0	31,212
Virginia	0	734	0	734
Washington	0	43,368	0	43,368
West Virginia	0	4,828	0	4,828
U.S. Government Agencies	0	1,054,806	737	1,055,543
U.S. Treasury Obligations	0	1,198,113	0	1,198,113
Mortgage-Backed Securities	0	1,935,596	92	1,935,688
Asset-Backed Securities	0	1,740,100	8,855	1,748,955
Sovereign Issues	0	4,381,622	10,547	4,392,169
Convertible Preferred Securities
Banking & Finance	3,035	0	0	3,035
Preferred Securities
Banking & Finance	16,266	0	0	16,266
Short-Term Instruments
Certificates of Deposit	0	728,787	71,463	800,250
Commercial Paper	0	237,357	0	237,357
Greece Treasury Bills	0	650,940	0	650,940
Mexico Treasury Bills	0	778,634	0	778,634
Slovenia Treasury Bills	0	18,146	0	18,146
U.S. Treasury Bills	0	42,725	0	42,725
	$30,126	$17,869,461	$153,540	$18,053,127

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,523,207	$0	$0	$5,523,207

Total Investments	$5,553,333	$17,869,461	$153,540	$23,576,334

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,287	1,639	0	10,926
Over the counter	0	225,638	430	226,068
	$9,287	$227,277	$430	$236,994

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,074)	(5,902)	0	(6,976)
Over the counter	0	(218,700)	0	(218,700)

	$(1,074)	$(224,602)	$0	$(225,676)

Totals	$5,561,546	$17,872,136	$153,970	$23,587,652

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.4%
BANK LOAN OBLIGATIONS 0.5%
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		$1,309	$1,312
Dell, Inc.
3.750% due 10/29/2018		93	93
Gardner Denver, Inc.
4.250% due 07/30/2020		596	596

Total Bank Loan Obligations (Cost $1,991)			2,001

CORPORATE BONDS & NOTES 3.0%
BANKING & FINANCE 1.5%
AGFC Capital Trust
6.000% due 01/15/2067		100	87
American International Group, Inc.
8.175% due 05/15/2068		600	829
Bank of America Corp.
3.929% due 10/21/2025	MXN	13,000	1,120
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$272	292
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	647
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	105
6.990% due 10/05/2017 (e)		$2,050	2,398
Springleaf Finance Corp.
5.750% due 09/15/2016		100	107
UBS AG
7.625% due 08/17/2022		300	362

			5,947

INDUSTRIALS 0.3%
Big Heart Pet Brands
7.625% due 02/15/2019		104	109
Fresnillo PLC
5.500% due 11/13/2023		300	315
Wynn Macau Ltd.
5.250% due 10/15/2021		950	978

			1,402

UTILITIES 1.2%
Embarq Corp.
7.995% due 06/01/2036		2,600	2,854
Verizon Communications, Inc.
6.550% due 09/15/2043		1,500	1,891

			4,745

Total Corporate Bonds & Notes (Cost $10,013)			12,094

MUNICIPAL BONDS & NOTES 74.8%
ALASKA 1.2%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,696

ARIZONA 0.7%
Mesa, Arizona General Obligation Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2018		500	576
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,373

			2,949

CALIFORNIA 8.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.956% due 04/01/2045		5,000	5,065
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040		7,500	8,592
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,540

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.020% due 09/01/2037	1,700	1,700
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.020% due 11/01/2026	2,500	2,500
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,877
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	130
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	584
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	765
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	147
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,741
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,212
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,680	1,970
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,182
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	513

		33,518

COLORADO 6.1%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	15,040	16,348
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,242
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	2,937

		24,527

FLORIDA 4.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,917
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,740
Florida State General Obligation Bonds, Series 2013
5.000% due 06/01/2026	8,000	9,497
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,187
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	459

		18,800

GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,851

ILLINOIS 1.1%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,111
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	117
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,079

		4,307

INDIANA 1.7%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	560
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	514
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,945

		7,019

IOWA 0.5%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,819

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	405

MARYLAND 0.2%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	875

MASSACHUSETTS 1.5%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	180
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,128
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,391
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,200
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
0.010% due 07/01/2039	1,000	1,000

		5,899

MICHIGAN 0.9%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,468

MINNESOTA 0.3%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,319

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	427

NEW JERSEY 3.0%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,769
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,530
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,579
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	250	186

		12,064

NEW YORK 16.5%
New York City, New York General Obligation Notes, Series 2013
5.000% due 08/01/2015	6,800	7,157
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	560
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	561
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,449
5.250% due 06/15/2044	4,300	4,856
5.375% due 06/15/2043	3,000	3,447
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2022	4,000	4,816
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,159
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2028	3,000	3,481
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,256
New York State Urban Development Corp. Revenue Bonds, Series 2008
0.030% due 01/01/2030	11,600	11,600
5.500% due 01/01/2019	1,000	1,181
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2027	3,000	3,476
New York State Urban Development Corp. Revenue Notes, Series 2013
5.000% due 03/15/2018	2,700	3,098
5.000% due 03/15/2021	3,000	3,578
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	107
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,090
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,749
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,113

Utility Debt Securitization Authority, New York Revenue Notes, Series 2013
5.000% due 06/15/2018	1,500	1,635

		66,369

NORTH CAROLINA 2.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
0.030% due 01/15/2038	7,930	7,930
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	558
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	763

		9,251

OHIO 7.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,400	1,909
6.500% due 06/01/2047	7,100	6,085
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,979
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,500	4,758
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2002
0.020% due 10/01/2031	6,500	6,500
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
0.030% due 01/01/2039	8,000	8,000
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	116

		30,347

OKLAHOMA 0.4%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,725

OREGON 0.1%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 06/15/2018	500	582

PENNSYLVANIA 1.8%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	578
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2005
0.010% due 05/15/2035	2,000	2,000
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	710
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.030% due 07/01/2025	2,000	2,000
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.030% due 07/01/2041	2,000	2,000

		7,288

SOUTH CAROLINA 1.5%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.020% due 10/01/2039	6,000	6,000

TENNESSEE 0.7%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,186
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	1,500	1,569

		2,755

TEXAS 8.2%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	165
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,172
5.000% due 11/01/2020	1,000	1,181
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,145
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	283
Houston, Texas Utility System Revenue Bonds, Series 2012
0.660% due 05/15/2034	2,500	2,502
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	1,885
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,748

Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,733
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	551
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	585
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	8,125	9,895
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	144
Texas State General Obligation Bonds, Series 2011
0.050% due 06/01/2041	6,000	6,000
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,707
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	111

		32,807

VIRGINIA 0.1%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	460

WASHINGTON 4.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,064
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	282
5.250% due 01/01/2039	500	562
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,918
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
0.020% due 08/15/2041	10,000	10,000
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,182
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	586

		16,594

WISCONSIN 0.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,388
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	144

		2,532

Total Municipal Bonds & Notes (Cost $285,610)		300,653

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.272% due 03/25/2034	56	56
1.052% due 04/25/2032	53	54
Freddie Mac
1.727% due 10/25/2021 (a)	684	63

Total U.S. Government Agencies (Cost $162)		173

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (g)	1,748	1,742
0.625% due 07/15/2021 (g)	5,368	5,655
0.625% due 01/15/2024 (g)	21,442	22,210
2.000% due 01/15/2026 (i)	358	422
2.375% due 01/15/2025 (i)	126	152
2.375% due 01/15/2027 (g)	1,765	2,166

Total U.S. Treasury Obligations (Cost $32,246)		32,347

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Assets Trust
1.083% due 09/25/2046	48	33
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049	81	88
Banc of America Funding Corp.
2.672% due 06/20/2032	68	70
2.938% due 01/20/2047 ^	66	52
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 03/25/2035	325	331
2.771% due 02/25/2034	157	155
4.974% due 03/25/2035	315	317
Bear Stearns Alt-A Trust
5.215% due 05/25/2036	3,598	2,835

Countrywide Alternative Loan Trust
0.333% due 02/20/2047		530	399
Countrywide Home Loan Mortgage Pass-Through Trust
2.747% due 08/25/2034		50	45
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033		44	44
EMF-NL Prime BV
1.127% due 04/17/2041	EUR	91	112
Eurosail PLC
1.827% due 10/17/2040		97	134
GSR Mortgage Loan Trust
2.243% due 06/25/2034		$70	70
5.750% due 01/25/2037		63	63
IndyMac Mortgage Loan Trust
0.452% due 07/25/2035		3,146	2,819
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		285	303
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	58
MASTR Adjustable Rate Mortgages Trust
2.194% due 05/25/2034		202	201
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030		125	124
1.012% due 08/15/2032		443	420
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		100	92
1.151% due 10/25/2035		51	49
Morgan Stanley Capital Trust
4.700% due 07/15/2056		82	83
5.665% due 04/15/2049		1,478	1,617
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		334	256
Structured Asset Mortgage Investments Trust
0.372% due 05/25/2036		564	426
0.405% due 07/19/2035		101	92
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037		196	172
1.797% due 06/25/2037		920	892
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		229	248
6.140% due 02/15/2051		380	422
WaMu Mortgage Pass-Through Certificates Trust
1.523% due 08/25/2042		52	50
2.136% due 03/25/2037 ^		1,740	1,522
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		241	242

Total Mortgage-Backed Securities (Cost $13,478)			14,836

ASSET-BACKED SECURITIES 9.1%
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	2,176	2,935
Citigroup Mortgage Loan Trust, Inc.
0.292% due 08/25/2036		$160	124
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037		11,100	8,467
0.292% due 08/25/2037		1,000	820
0.300% due 01/25/2037		4,352	4,116
0.302% due 06/25/2047		7,400	5,870
0.432% due 09/25/2036		6,550	5,512
Credit-Based Asset Servicing and Securitization LLC
4.296% due 12/25/2035		625	592
IXIS Real Estate Capital Trust
0.382% due 01/25/2037		170	94
JPMorgan Mortgage Acquisition Trust
0.290% due 10/25/2036		1,000	910
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		1,459	1,452
Residential Asset Mortgage Products Trust
0.352% due 03/25/2036		258	251
Residential Asset Securities Corp. Trust
0.332% due 04/25/2036		259	241
0.412% due 07/25/2036		3,700	2,169
6.228% due 04/25/2032		10	11
Sierra Madre Funding Ltd.
0.551% due 09/07/2039		3,835	2,964

Total Asset-Backed Securities (Cost $25,978)			36,528

SOVEREIGN ISSUES 2.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	35	15
10.000% due 01/01/2023		35	14
Italy Buoni Poliennali Del Tesoro
2.250% due 04/22/2017 (d)	EUR	4,206	5,996
2.550% due 10/22/2016 (d)		1,502	2,142

New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	300	255

Total Sovereign Issues (Cost $8,478)			8,422

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 0.2%			935

U.S. TREASURY BILLS 1.9%
0.044% due 07/24/2014 - 11/13/2014 (b)(i)(k)		$7,658	7,657

Total Short-Term Instruments (Cost $8,592)			8,592

Total Investments in Securities (Cost $386,548)			415,646

Total Investments 103.4% (Cost $386,548)			$415,646
Financial Derivative Instruments (h)(j) 0.5% (Cost or Premiums, net $913)			1,905
Other Assets and Liabilities, net (3.9%)			(15,453)

Net Assets 100.0%			$402,098

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$935	Fannie Mae 2.110% due 11/07/2022	$(956)	$935	$935

Total Repurchase Agreements						$(956)	$935	$935

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
TDM	0.090%	05/09/2014	07/08/2014	$(1,199)	$(1,199)

Total Reverse Repurchase Agreements					$(1,199)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	05/30/2014	07/08/2014	$(7,557)	$(7,564)
BPG	0.110%	04/23/2014	07/10/2014	(3,454)	(3,460)
TDM	0.120%	05/23/2014	07/11/2014	(3,881)	(3,888)

Total Sale-Buyback Transactions					$(14,912)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $22,221 at a weighted average interest rate of 0.108%.
(3)	Payable for sale-buyback transactions includes $17 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.500%	07/01/2044	$20,000	$(21,522)	$(21,653)
FOB	Fannie Mae	3.500%	07/01/2044	500	(509)	(514)
GSC	Fannie Mae	4.500%	07/01/2044	34,000	(36,656)	(36,810)
SAL	Fannie Mae	4.500%	07/01/2044	10,000	(10,764)	(10,826)

Total Short Sales					$(69,451)	$(69,803)

(g)	Securities with an aggregate market value of $16,193 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro currency September Futures	Long	09/2014	120	$227	$73	$0
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2014	106	(308)	38	(12)

Total Futures Contracts				$(81)	$111	$(12)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$43,100	$864	$135	$0	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	$108	$26	$0	$0
Receive	3-Month USD-LIBOR	1.500%	12/17/2017		$153,300	(782)	(457)	0	(68)
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		12,300	444	134	22	0
Pay	3-Month USD-LIBOR	3.000%	12/17/2024		44,000	819	64	84	0
Receive	3-Month USD-LIBOR	2.500%	06/19/2028		600	32	30	0	(2)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		12,700	781	757	0	(49)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		3,600	174	111	0	(20)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		2,800	302	109	0	(15)
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		6,100	346	59	0	(34)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		32,800	(1,295)	(2,833)	0	(195)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		8,100	(724)	(235)	0	(50)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/16/2017	AUD	300,000	1,118	1,137	145	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2018		40,900	463	521	38	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		106,000	3,308	3,033	172	0
Receive	6-Month AUD-BBR-BBSW	4.750%	06/18/2024		53,000	(3,540)	(3,178)	0	(172)
Receive	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	9,500	(578)	(226)	4	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		4,600	(795)	(273)	0	(3)

						$181	$(1,221)	$465	$(608)

Total Swap Agreements						$1,045	$(1,086)	$465	$(628)

(i)	Securities with an aggregate market value of $6,140 and cash of $1,626 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	6,027		$2,737	$9	$0
	07/2014		$1,009	AUD	1,087	16	0
	07/2014		2,669	BRL	6,027	59	0
	07/2014		3,265	CNY	20,217	8	0
BPS	07/2014	GBP	549		$924	0	(15)
	07/2014	NZD	256		217	0	(7)
	08/2014		$2	SEK	15	0	0
BRC	07/2014	EUR	2,686		$3,658	0	(20)
	07/2014	GBP	6,840		11,430	0	(276)
	07/2014		$1,392	JPY	142,500	15	0
	07/2014		1,159	KRW	1,188,786	15	0
	08/2014	SEK	95		$15	0	0
CBK	07/2014		$1,235	AUD	1,337	26	0
	08/2014	EUR	407		$556	0	(2)
DUB	07/2014	BRL	2,008		912	3	0
	07/2014		$892	BRL	2,008	17	0
	10/2016	JPY	253,014		$3,576	1,024	0
FBF	07/2014		$5,302	CNY	32,722	0	(4)
	11/2014	BRL	1,417		$600	0	(20)
GLM	07/2014	EUR	24,111		33,021	6	0
	08/2014	RUB	7,851		219	0	(10)
	09/2014	MXN	13,375		1,026	0	0
HUS	11/2014	BRL	1,297		550	0	(17)
JPM	07/2014		9,562		4,275	1	(54)
	07/2014	CNY	50,633		8,202	4	0
	07/2014	JPY	259,819		2,558	0	(6)
	07/2014		$4,273	BRL	9,562	55	0
	07/2014		36,431	EUR	26,797	263	0
	07/2014		12,577	GBP	7,389	69	0
	07/2014		1,152	JPY	117,319	6	0
	08/2014	EUR	26,797		$36,435	0	(263)
	08/2014		$4,053	BRL	9,156	52	0
	08/2014		2,559	JPY	259,819	7	0
	11/2014	BRL	1,561		$660	0	(22)
MSC	11/2014		1,984		840	0	(27)
	11/2014		$660	BRL	1,562	23	0
RBC	09/2014	CAD	9,066		$8,340	0	(140)
UAG	07/2014	BRL	9,562		4,269	0	(59)
	07/2014	CNY	58,102		9,396	0	(12)
	07/2014		$4,331	BRL	9,562	9	(12)
	07/2014		8,988	CNY	55,708	32	0
	07/2014		10,702	KRW	11,526,945	683	0
	08/2014		4,230	BRL	9,562	57	0
	11/2014		1,990		4,698	64	0

Total Forward Foreign Currency Contracts						$2,523	$(966)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.210%	04/25/2016		$8,300	$332	$237
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014	EUR	2,700	82	0
DUB	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650%	08/06/2014		5,400	399	0
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014		2,700	82	0

								$895	$237

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.350	12/03/2014	EUR	11,988	$235	$137
	Call - OTC USD versus JPY	JPY	102.350	07/24/2014		$4,124	59	7
	Put - OTC USD versus JPY		102.350	07/24/2014		4,124	59	50

							$353	$194

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
GLM	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	10/24/2014	$2,400	$274	$246

Total Purchased Options					$1,522	$677

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$5,500	$(148)	$(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	04/25/2016	33,200	(334)	(180)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	41,500	(515)	(88)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	5,800	(156)	(50)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	11,100	(136)	(84)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	15,100	(287)	(231)

							$(1,576)	$(680)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$7,600	$(24)	$(15)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.321	12/03/2014	EUR	11,988	$(131)	$(63)
	Call - OTC EUR versus USD		1.405	12/03/2014		11,988	(104)	(75)
GLM	Call - OTC AUD versus USD		0.930	09/10/2014	AUD	20,298	(162)	(320)
	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		$11,191	(341)	(246)

							$(738)	$(704)

Total Written Options							$(2,338)	$(1,399)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	DDR Corp.	(1.000%	)	06/20/2016	0.255%		$300	$8	$(13)	$0	$(5)
	DDR Corp.	(1.000%	)	09/20/2017	0.474%		600	26	(37)	0	(11)
	DDR Corp.	(1.000%	)	12/20/2017	0.533%		100	4	(5)	0	(1)
	Kimco Realty Corp.	(1.000%	)	09/20/2017	0.385%		300	5	(11)	0	(6)
	Marriott International, Inc.	(1.000%	)	03/20/2016	0.091%		300	(2)	(3)	0	(5)
	Marriott International, Inc.	(1.000%	)	09/20/2016	0.113%		600	10	(22)	0	(12)
	Marriott International, Inc.	(1.000%	)	03/20/2017	0.150%		1,200	(5)	(23)	0	(28)
	Marriott International, Inc.	(1.000%	)	12/20/2017	0.210%		600	(2)	(15)	0	(17)
	Ryder System, Inc.	(1.000%	)	03/20/2016	0.157%		600	5	(14)	0	(9)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.515%	EUR	100	3	(5)	0	(2)
	Sweden Government International Bond	(0.250%	)	09/20/2021	0.245%		$900	17	(17)	0	0
	Target Corp.	(1.000%	)	09/20/2016	0.125%		300	(6)	0	0	(6)
	Target Corp.	(1.000%	)	03/20/2017	0.167%		600	(17)	3	0	(14)
	Target Corp.	(1.000%	)	06/20/2017	0.183%		300	(9)	1	0	(8)
	Target Corp.	(1.000%	)	09/20/2017	0.196%		500	(14)	1	0	(13)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.173%		400	4	(11)	0	(7)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.193%		300	7	(13)	0	(6)
BPS	Sweden Government International Bond	(0.250%	)	09/20/2021	0.245%		300	5	(5)	0	0
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.262%	EUR	100	3	(6)	0	(3)
BRC	Omnicom Group, Inc.	(1.000%	)	03/20/2018	0.220%		$100	(2)	(1)	0	(3)
CBK	Generali Finance BV	(1.000%	)	09/20/2016	0.366%	EUR	300	27	(33)	0	(6)
	Rabobank Group	(1.000%	)	03/20/2017	0.261%		300	4	(13)	0	(9)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.515%		200	7	(11)	0	(4)
	Turkey Government International Bond	(1.000%	)	03/20/2021	2.009%		$500	36	(6)	30	0
DUB	BNP Paribas S.A.	(1.000%	)	03/20/2017	0.457%	EUR	300	14	(20)	0	(6)
	BNP Paribas S.A.	(1.000%	)	03/20/2018	0.575%		300	5	(11)	0	(6)
	Omnicom Group, Inc.	(1.000%	)	03/20/2018	0.220%		$100	(2)	(1)	0	(3)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.197%		200	1	(5)	0	(4)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.193%		300	7	(14)	0	(7)
FBF	Ericsson LM Telephone Co.	(1.000%	)	03/20/2018	0.347%	EUR	300	6	(16)	0	(10)
	Marriott International, Inc.	(1.000%	)	12/20/2017	0.210%		$100	0	(3)	0	(3)
	Noble Corp.	(1.000%	)	03/20/2017	0.433%		200	0	(3)	0	(3)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.197%		300	1	(8)	0	(7)
	Target Corp.	(1.000%	)	06/20/2017	0.183%		300	(9)	1	0	(8)
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.262%	EUR	200	7	(13)	0	(6)
GST	BNP Paribas S.A.	(1.000%	)	03/20/2018	0.575%		200	3	(8)	0	(5)
	DDR Corp.	(1.000%	)	06/20/2016	0.255%		$300	9	(13)	0	(4)
	DIRECTV Holdings LLC	(1.000%	)	03/20/2018	0.301%		200	5	(10)	0	(5)
	Ericsson LM Telephone Co.	(1.000%	)	03/20/2018	0.347%	EUR	200	4	(11)	0	(7)
	Marriott International, Inc.	(1.000%	)	09/20/2016	0.113%		$100	2	(4)	0	(2)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.515%	EUR	200	7	(11)	0	(4)
	Stanley Black & Decker, Inc.	(1.000%	)	09/20/2017	0.342%		$200	(3)	(1)	0	(4)
	Target Corp.	(1.000%	)	03/20/2018	0.256%		300	(9)	1	0	(8)
JPM	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.487%	EUR	400	42	(50)	0	(8)
	Kimco Realty Corp.	(1.000%	)	09/20/2017	0.385%		$200	3	(7)	0	(4)
	Target Corp.	(1.000%	)	09/20/2016	0.125%		400	(9)	1	0	(8)
MYC	BNP Paribas S.A.	(1.000%	)	03/20/2017	0.457%	EUR	300	13	(20)	0	(7)
	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.487%		200	21	(25)	0	(4)
	DIRECTV Holdings LLC	(1.000%	)	03/20/2018	0.301%		$100	3	(5)	0	(2)
	Kimco Realty Corp.	(1.000%	)	06/20/2016	0.249%		300	(1)	(4)	0	(5)
	Target Corp.	(1.000%	)	06/20/2016	0.118%		300	(7)	1	0	(6)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.193%		400	10	(18)	0	(8)
SOG	Generali Finance BV	(1.000%	)	09/20/2016	0.366%	EUR	300	22	(28)	0	(6)
UAG	Marriott International, Inc.	(1.000%	)	03/20/2017	0.150%		$300	(2)	(5)	0	(7)

								$257	$(569)	$30	$(342)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2023	0.789%		$100	$(4)	$6	$2	$0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		100	1	0	1	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		1,400	(73)	47	0	(26)
BPS	Slovenia Government International Bond	1.000%	06/20/2019	1.147%		12,300	(245)	163	0	(82)
BRC	Indonesia Government International Bond	1.000%	03/20/2019	1.432%		3,200	(169)	108	0	(61)
CBK	China Government International Bond	1.000%	12/20/2016	0.299%		200	(10)	13	3	0
DUB	Ally Financial, Inc.	5.000%	12/20/2020	1.633%		600	26	93	119	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.568%		500	(6)	19	13	0
	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		200	7	3	10	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		200	2	0	2	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%		700	4	(3)	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		18,300	185	133	318	0
FBF	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.769%	EUR	200	31	9	40	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%		$2,200	414	29	443	0
GST	Community Health Systems, Inc.	5.000%	12/20/2016	1.070%		8,300	810	4	814	0
JPM	Italy Government International Bond	1.000%	06/20/2019	0.919%		3,500	(39)	54	15	0
MYC	Italy Government International Bond	1.000%	06/20/2019	0.919%		7,100	(82)	112	30	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		8,300	20	124	144	0

							$872	$914	$1,955	$(169)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	$274	$111	$(56)	$55	$0
BRC	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	86	44	(19)	25	0
GST	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	258	133	(55)	78	0
JPM	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	183	75	(38)	37	0
MYC	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	91	37	(19)	18	0
	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	430	221	(93)	128	0

						$621	$(280)	$341	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	5,700	$9	$(166)	$0	$(157)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		7,800	(28)	(173)	0	(201)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		400	0	(10)	0	(10)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		54,100	(67)	300	233	0
BRC	Pay	1-Year BRL-CDI	12.935%	01/02/2017		1,500	2	19	21	0
DUB	Pay	1-Year BRL-CDI	8.415%	01/02/2017		6,900	0	(188)	0	(188)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		4,100	(15)	(91)	0	(106)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		3,100	(1)	(82)	0	(83)
GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017		6,400	(7)	(148)	0	(155)
HUS	Pay	1-Year BRL-CDI	12.255%	01/02/2017		13,700	18	111	129	0
JPM	Pay	1-Year BRL-CDI	9.010%	01/02/2017		3,800	37	(105)	0	(68)
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017		4,200	31	(127)	0	(96)

							$(21)	$(660)	$383	$(1,064)

Total Swap Agreements							$1,729	$(595)	$2,709	$(1,575)

(k)	Securities with an aggregate market value of $1,002 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,001	$0	$2,001
Corporate Bonds & Notes
Banking & Finance	0	4,827	1,120	5,947
Industrials	0	1,402	0	1,402
Utilities	0	4,745	0	4,745
Municipal Bonds & Notes
Alaska	0	4,696	0	4,696
Arizona	0	2,949	0	2,949
California	0	33,518	0	33,518
Colorado	0	24,527	0	24,527
Florida	0	18,800	0	18,800
Georgia	0	1,851	0	1,851
Illinois	0	4,307	0	4,307
Indiana	0	7,019	0	7,019
Iowa	0	1,819	0	1,819
Kansas	0	405	0	405
Maryland	0	875	0	875
Massachusetts	0	5,899	0	5,899
Michigan	0	3,468	0	3,468
Minnesota	0	1,319	0	1,319
Nebraska	0	427	0	427
New Jersey	0	12,064	0	12,064
New York	0	66,369	0	66,369
North Carolina	0	9,251	0	9,251
Ohio	0	30,347	0	30,347
Oklahoma	0	1,725	0	1,725
Oregon	0	582	0	582
Pennsylvania	0	7,288	0	7,288
South Carolina	0	6,000	0	6,000
Tennessee	0	2,755	0	2,755
Texas	0	32,807	0	32,807
Virginia	0	460	0	460
Washington	0	16,594	0	16,594
Wisconsin	0	2,532	0	2,532
U.S. Government Agencies	0	173	0	173
U.S. Treasury Obligations	0	32,347	0	32,347
Mortgage-Backed Securities	0	14,836	0	14,836
Asset-Backed Securities	0	36,528	0	36,528
Sovereign Issues	0	8,422	0	8,422
Short-Term Instruments
Repurchase Agreements	0	935	0	935
U.S. Treasury Bills	0	7,657	0	7,657

Total Investments	$0	$414,526	$1,120	$415,646

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(69,803)	$0	$(69,803)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	111	465	0	576
Over the counter	0	5,909	0	5,909
	$111	$6,374	$0	$6,485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(628)	0	(640)
Over the counter	0	(3,940)	0	(3,940)

	$(12)	$(4,568)	$0	$(4,580)

Totals	$99	$346,529	$1,120	$347,748

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.5%
BANK LOAN OBLIGATIONS 1.6%
Axalta Coating Systems US Holdings, Inc.
4.000% due 02/01/2020		$1,980	$1,983
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		9,329	9,355
BMC Software Finance, Inc.
5.000% due 09/10/2020		15,323	15,300
Charter Communications Operating LLC
3.000% due 07/01/2020		6,138	6,057
Dell, Inc.
3.750% due 10/29/2018		7,363	7,372
Energy Future Holdings Corp.
4.250% due 06/19/2016		2,073	2,089
H.J. Heinz Co.
3.500% due 06/05/2020		9,009	9,086
MGM Resorts International
3.500% due 12/20/2019		1,970	1,967
OGX
TBD% - 8.000% due 04/11/2015		58	48
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		1,275	1,286
Realogy Corp.
3.750% due 03/05/2020		2,963	2,972
Tesoro Corp.
2.401% due 05/30/2016		1,193	1,198

Total Bank Loan Obligations (Cost $58,421)			58,713

CORPORATE BONDS & NOTES 29.9%
BANKING & FINANCE 16.5%
Ally Financial, Inc.
2.427% due 12/01/2014		1,925	1,927
2.500% due 03/15/2017 (f)		5,000	5,001
3.125% due 01/15/2016		100	103
3.500% due 07/18/2016		16,200	16,747
4.625% due 06/26/2015		4,160	4,300
5.500% due 02/15/2017		400	434
6.250% due 12/01/2017		500	560
6.750% due 12/01/2014		4,600	4,711
7.500% due 09/15/2020		1,100	1,330
8.300% due 02/12/2015		9,100	9,498
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023		3,200	3,167
American Express Co.
7.000% due 03/19/2018		300	357
American Honda Finance Corp.
0.602% due 05/26/2016		15,600	15,675
Aviation Loan Trust
2.341% due 12/15/2022		4,363	4,088
Banca Carige SpA
3.875% due 10/24/2018	EUR	8,200	12,115
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		950	1,347
3.125% due 06/30/2015		1,196	1,675
4.875% due 09/15/2016		17,350	25,684
5.000% due 02/09/2019		10,100	15,537
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 10/07/2020		2,000	3,100
Banco de Credito del Peru
5.375% due 09/16/2020		$1,100	1,211
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	9,700	13,883
Banco do Brasil S.A.
6.000% due 01/22/2020		$600	668
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,600	1,710
Banco Santander Chile
3.875% due 09/20/2022		1,700	1,718
Bancolombia S.A.
5.950% due 06/03/2021		1,200	1,329
Bank of America Corp.
1.105% due 04/01/2019		29,000	29,222
1.300% due 03/22/2018		900	912
2.650% due 04/01/2019		9,700	9,841
6.875% due 04/25/2018		1,900	2,239

Bank of America N.A.
0.645% due 05/08/2017		17,200	17,202
Bankia S.A.
3.625% due 10/05/2016	EUR	3,000	4,371
4.250% due 07/05/2016		3,000	4,402
4.500% due 04/26/2022		14,700	23,548
Barclays Bank PLC
10.179% due 06/12/2021		$3,010	4,180
14.000% due 06/15/2019 (e)	GBP	2,177	5,101
BM&FBovespa S.A.
5.500% due 07/16/2020		$600	656
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,900	1,941
BNP Paribas S.A.
0.533% due 11/07/2015		20,100	20,101
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	787
Caixa Economica Federal
4.250% due 05/13/2019		$10,100	10,221
Cantor Fitzgerald LP
7.875% due 10/15/2019		1,700	1,895
CIT Group, Inc.
4.250% due 08/15/2017		2,500	2,614
4.750% due 02/15/2015		7,600	7,766
5.000% due 05/15/2017		8,100	8,652
6.625% due 04/01/2018		600	677
Citigroup, Inc.
1.700% due 07/25/2016		11,300	11,436
6.125% due 05/15/2018		500	577
Credit Agricole S.A.
0.775% due 06/12/2017		18,900	18,906
Credit Suisse
6.500% due 08/08/2023		7,200	8,010
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		4,000	4,010
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		1,300	1,388
5.500% due 06/26/2017		500	537
Essex Portfolio LP
3.250% due 05/01/2023		2,300	2,248
European Financial Stability Facility
1.250% due 07/31/2018	EUR	16,700	23,624
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		$15,800	15,824
8.700% due 10/01/2014		2,200	2,246
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	203
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	6,800	10,220
GMAC International Finance BV
7.500% due 04/21/2015		100	144
HBOS PLC
0.884% due 03/29/2016		300	411
0.930% due 09/06/2017		$400	399
6.750% due 05/21/2018		1,800	2,077
HSBC Finance Corp.
0.657% due 06/01/2016		100	100
International Lease Finance Corp.
4.875% due 04/01/2015		2,950	3,029
5.750% due 05/15/2016		3,100	3,327
6.500% due 09/01/2014		1,120	1,130
6.750% due 09/01/2016		6,550	7,279
7.125% due 09/01/2018		100	116
8.625% due 09/15/2015		7,100	7,704
8.750% due 03/15/2017		1,200	1,397
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,600	1,645
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,700	3,808
5.650% due 03/19/2022		1,100	1,140
JPMorgan Chase & Co.
0.744% due 02/15/2017		34,000	34,146
0.779% due 04/25/2018		11,000	11,010
3.450% due 03/01/2016		1,100	1,148
LBG Capital PLC
7.625% due 10/14/2020	EUR	200	305
15.000% due 12/21/2019		700	1,485
15.000% due 12/21/2019	GBP	200	498
Leveraged Finance Europe Capital BV
0.919% due 11/15/2017	EUR	34	46
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,400	2,044

Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		530	565
Morgan Stanley
1.509% due 04/25/2018		23,300	23,784
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,347
Royal Bank of Scotland PLC
1.007% due 10/14/2016		3,600	3,604
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		1,400	1,468
5.400% due 03/24/2017		700	746
5.717% due 06/16/2021		3,400	3,587
6.125% due 02/07/2022		3,700	3,973
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,379
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,865
SLM Corp.
3.875% due 09/10/2015		1,200	1,230
5.050% due 11/14/2014		124	126
6.000% due 01/25/2017		400	436
6.250% due 01/25/2016		8,100	8,637
8.450% due 06/15/2018		1,650	1,954
Springleaf Finance Corp.
5.400% due 12/01/2015		1,300	1,369
Standard Chartered PLC
3.200% due 05/12/2016		300	313
3.950% due 01/11/2023		1,000	996
Swedbank Hypotek AB
1.375% due 03/28/2018		16,800	16,741
Toronto-Dominion Bank
2.125% due 07/02/2019 (b)		18,600	18,610
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	9,600	17,138

			609,290

INDUSTRIALS 8.2%
ADT Corp.
4.125% due 06/15/2023		$1,200	1,110
6.250% due 10/15/2021 (g)		2,500	2,656
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,500	8,006
American Tower Corp.
3.500% due 01/31/2023		1,300	1,276
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	4,600	6,645
Baidu, Inc.
3.500% due 11/28/2022		$1,600	1,579
Cemex S.A.B. de C.V.
4.976% due 10/15/2018		4,900	5,280
5.875% due 03/25/2019		2,500	2,619
7.250% due 01/15/2021		5,000	5,512
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,200	2,376
CNH Capital LLC
3.625% due 04/15/2018		5,000	5,131
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		400	420
CNOOC Finance Ltd.
3.000% due 05/09/2023		600	567
CNPC General Capital Ltd.
1.125% due 05/14/2017		5,200	5,218
2.750% due 05/14/2019		1,900	1,901
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,917
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		538	570
Crown Castle International Corp.
5.250% due 01/15/2023		2,400	2,514
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,508
CVS Pass-Through Trust
7.507% due 01/10/2032		181	227
DISH DBS Corp.
6.625% due 10/01/2014		4,725	4,790
7.125% due 02/01/2016		800	867
7.750% due 05/31/2015		3,900	4,141
Ensco PLC
4.700% due 03/15/2021		100	109
Enterprise Products Operating LLC
6.500% due 01/31/2019		100	119
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,121

First Quantum Minerals Ltd.
6.750% due 02/15/2020		988	1,023
7.000% due 02/15/2021		988	1,021
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		3,500	3,555
3.875% due 03/15/2023		15,000	14,974
HCA, Inc.
4.750% due 05/01/2023		1,000	1,001
6.500% due 02/15/2016		300	324
6.500% due 02/15/2020		2,900	3,270
7.250% due 09/15/2020		200	215
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,600	13,835
Hertz Corp.
4.250% due 04/01/2018		$3,250	3,348
HJ Heinz Co.
4.250% due 10/15/2020		15,800	15,918
HJ Heinz Finance Co.
7.125% due 08/01/2039		7,100	7,774
Intel Corp.
4.000% due 12/15/2032		1,500	1,500
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		400	513
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	5,400	8,355
Lennar Corp.
5.600% due 05/31/2015		$200	208
Lukoil International Finance BV
6.125% due 11/09/2020		8,600	9,342
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		800	800
4.750% due 04/15/2023		2,000	1,950
Masco Corp.
6.125% due 10/03/2016		2,000	2,213
MGM Resorts International
6.625% due 07/15/2015		10,330	10,872
7.500% due 06/01/2016		900	996
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	6,600	9,670
New York Times Co.
5.000% due 03/15/2015		$300	308
NXP BV
3.500% due 09/15/2016		9,100	9,293
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	104
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018	EUR	10,320	15,253
Outerwall, Inc.
6.000% due 03/15/2019		$2,300	2,398
Petrobras International Finance Co.
5.750% due 01/20/2020		1,800	1,928
7.875% due 03/15/2019		7,240	8,477
PHH Corp.
6.375% due 08/15/2021		4,250	4,516
Range Resources Corp.
6.750% due 08/01/2020		500	540
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		870	943
7.125% due 04/15/2019		400	420
7.875% due 08/15/2019		200	219
Rockies Express Pipeline LLC
6.850% due 07/15/2018		850	922
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		1,600	1,728
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	3,000	4,259
4.750% due 05/15/2021		$3,500	3,623
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,242
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		900	944
Softbank Corp.
4.500% due 04/15/2020		9,500	9,690
Tenet Healthcare Corp.
6.000% due 10/01/2020		4,900	5,329
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,458
Time Warner, Inc.
3.150% due 07/15/2015		650	668
Times Square Hotel Trust
8.528% due 08/01/2026		3,290	4,191
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	576

Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		10,600	15,872
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		5,500	8,107
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,964
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		10,000	11,470

			304,298

UTILITIES 5.2%
Access Midstream Partners LP
4.875% due 05/15/2023		1,000	1,059
AES Corp.
8.000% due 10/15/2017		280	327
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	700	983
BP Capital Markets PLC
4.500% due 10/01/2020		$200	221
CMS Energy Corp.
4.250% due 09/30/2015		1,000	1,042
5.050% due 02/15/2018		1,300	1,439
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,600	7,624
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		6,900	7,116
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		13,700	16,697
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022 (g)		2,300	2,267
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		7,200	6,759
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		5,040	5,456
Petrobras Global Finance BV
2.366% due 01/15/2019		2,800	2,793
2.592% due 03/17/2017		13,600	13,796
3.112% due 03/17/2020		10,800	11,123
Rosneft Finance S.A.
7.875% due 03/13/2018		7,600	8,711
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		12,000	12,018
1.750% due 04/10/2017		21,300	21,329
Sprint Communications, Inc.
6.000% due 12/01/2016		2,600	2,837
8.375% due 08/15/2017		3,800	4,451
9.125% due 03/01/2017		10,900	12,794
Telecom Italia SpA
7.375% due 12/15/2017	GBP	8,900	17,171
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,400	2,116
Verizon Communications, Inc.
4.500% due 09/15/2020		$3,700	4,075
5.150% due 09/15/2023		4,600	5,155
6.400% due 09/15/2033		3,300	4,049
6.550% due 09/15/2043		10,300	12,988
VimpelCom Holdings BV
5.200% due 02/13/2019		5,000	5,032
Virginia Electric and Power Co.
5.400% due 04/30/2018		500	569

			191,997

Total Corporate Bonds & Notes (Cost $1,083,337)			1,105,585

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.160% due 04/01/2045		500	503
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	126
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		1,600	2,291
7.500% due 04/01/2034		5,620	8,006
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		400	590
7.950% due 03/01/2036		200	244
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		200	239
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		200	253

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	123
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	595
5.813% due 06/01/2040	200	242
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	131
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	4,887
Ventura County, California Public Financing Authority Revenue Bonds, Series 2013
5.000% due 11/01/2025	1,000	1,188
5.000% due 11/01/2026	1,000	1,178
5.000% due 11/01/2028	1,000	1,158
5.000% due 11/01/2030	1,200	1,371

		23,125

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	1,100	1,236

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,375	2,367

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	100	122

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	120

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	301

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	114

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,426

TEXAS 0.0%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	700	784

Total Municipal Bonds & Notes (Cost $30,296)		30,595

U.S. GOVERNMENT AGENCIES 10.4%
Fannie Mae
0.522% due 05/25/2037	125	125
0.552% due 04/25/2037	155	156
0.562% due 09/25/2035	91	91
0.602% due 12/25/2040	636	639
0.652% due 05/25/2040	427	429
0.702% due 09/25/2041	363	366
0.752% due 01/25/2034	466	472
0.802% due 02/25/2024	236	239
0.902% due 01/25/2040	693	702
1.052% due 03/25/2032	130	134
3.000% due 06/25/2042 (a)	9,924	1,681
3.000% due 03/01/2043 - 09/01/2043	7,013	6,935
3.500% due 07/01/2029 - 04/01/2043	210,098	222,613
4.000% due 06/01/2024 - 07/01/2044	54,364	57,892
4.500% due 12/01/2017 - 07/01/2044	4,088	4,343
5.000% due 02/01/2032 - 04/01/2033	120	134
6.098% due 03/25/2024 (a)	3,238	372
6.148% due 03/25/2038 (a)	2,589	369
6.228% due 03/25/2037 (a)	416	62
6.448% due 08/25/2041 (a)	1,712	249
6.498% due 07/25/2039 (a)	917	147
12.356% due 03/25/2040	334	397
Freddie Mac
0.452% due 02/15/2037	34	34
0.502% due 05/15/2036	87	87
0.552% due 11/15/2043	70,340	70,339

0.652% due 11/15/2040 - 02/15/2041	969	977
5.500% due 08/15/2030	1	1
6.048% due 06/15/2038 - 10/15/2042 (a)	12,004	1,839
7.609% due 12/15/2042	2,096	2,025
7.848% due 02/15/2032 (a)	869	225
9.597% due 01/15/2041	1,120	1,186
11.584% due 09/15/2041	51	53
12.745% due 02/15/2041	6	6
Ginnie Mae
0.453% due 12/20/2042	6,583	6,602
2.500% due 02/20/2043	654	655
8.698% due 09/20/2040	651	662

Total U.S. Government Agencies (Cost $380,869)		383,238

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds
3.625% due 02/15/2044 (k)	18,500	19,486
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)	34,771	35,006
0.125% due 07/15/2022 (i)(k)	122,253	123,065

Total U.S. Treasury Obligations (Cost $175,785)		177,557

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	1,217	1,042
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045	397	398
Banc of America Funding Corp.
2.651% due 02/20/2036	115	116
Bear Stearns Adjustable Rate Mortgage Trust
2.487% due 08/25/2033	354	356
2.505% due 05/25/2034	4	4
2.771% due 02/25/2034	1,614	1,600
Bear Stearns Alt-A Trust
2.060% due 10/25/2033	21	20
2.599% due 09/25/2034	515	471
Bear Stearns Commercial Mortgage Securities Trust
5.429% due 01/12/2045	3,951	3,999
Bella Vista Mortgage Trust
2.500% due 11/20/2034	349	334
Chase Mortgage Finance Trust
5.500% due 03/25/2037	46	45
Citigroup Commercial Mortgage Trust
2.388% due 09/10/2045 (a)	45,943	5,015
5.810% due 06/14/2050	12,389	13,586
Commercial Mortgage Pass-Through Certificates
1.054% due 06/11/2027 (b)	14,900	14,902
Commercial Mortgage Trust
1.906% due 01/10/2046	4,300	4,334
Countrywide Alternative Loan Trust
4.750% due 08/25/2018	495	496
6.000% due 02/25/2037 ^	854	663
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034	1,418	1,441
5.500% due 01/25/2035	777	822
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037	8,016	8,053
DBUBS Mortgage Trust
4.537% due 07/10/2044	500	553
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034	78	78
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	486	503
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049	8,300	9,028
GS Mortgage Securities Trust
4.753% due 03/10/2044	500	560
5.162% due 12/10/2043	500	572
5.997% due 08/10/2045	1,816	2,013
GSAA Home Equity Trust
6.000% due 04/01/2034	296	312
GSR Mortgage Loan Trust
2.657% due 09/25/2035	93	94
Impac CMB Trust
1.072% due 11/25/2034	22	21
IndyMac Mortgage Loan Trust
0.392% due 04/25/2035	175	164
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043	700	745
4.878% due 01/15/2042	10,300	10,422
JPMorgan Resecuritization Trust
6.110% due 03/26/2038	7,007	5,863

Leek Finance PLC
0.490% due 09/21/2038		9,707	10,072
Mall Funding PLC
1.208% due 04/22/2017	GBP	1,163	1,989
MASTR Asset Securitization Trust
5.250% due 12/25/2033		$505	521
Morgan Stanley Bank of America Merrill Lynch Trust
1.870% due 02/15/2046 (a)		35,108	3,345
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		3,224	3,564
5.997% due 08/15/2045		12,111	13,373
Newgate Funding PLC
1.158% due 12/15/2050	GBP	9	16
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		$635	668
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 03/25/2035		949	869
Structured Asset Mortgage Investments Trust
0.342% due 02/25/2036		498	338
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.390% due 02/25/2034		213	210
Wachovia Bank Commercial Mortgage Trust
0.292% due 06/15/2020		8,100	7,966
WaMu Mortgage Pass-Through Certificates Trust
0.572% due 05/25/2044		5,654	5,528
1.932% due 02/27/2034		104	103
2.410% due 08/25/2034		455	457
Wells Fargo Commercial Mortgage Trust
1.182% due 02/15/2027		11,300	11,333
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 03/25/2035		63	64
2.622% due 04/25/2036 ^		61	60

Total Mortgage-Backed Securities (Cost $149,730)			149,101

ASSET-BACKED SECURITIES 4.0%
Aegis Asset-Backed Securities Trust
1.152% due 03/25/2035 ^		1,000	888
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.302% due 10/25/2034		1,810	1,598
Alba SPV SRL
1.827% due 04/20/2040	EUR	11,009	15,165
Asset-Backed Funding Certificates Trust
0.902% due 06/25/2035		$1,997	1,952
Asset-Backed Securities Corp. Home Equity Loan Trust
0.582% due 11/25/2035		2,100	2,014
0.792% due 07/25/2035		1,000	909
Bear Stearns Asset-Backed Securities Trust
0.560% due 12/25/2035		2,200	2,104
BNC Mortgage Loan Trust
0.252% due 05/25/2037		1,123	1,076
COA Summit CLO Ltd.
1.586% due 04/20/2023		6,500	6,496
Countrywide Asset-Backed Certificates
0.340% due 07/25/2036		1,623	1,587
0.770% due 08/25/2035		1,300	1,205
0.812% due 11/25/2033		1,714	1,655
1.202% due 09/25/2034		1,590	1,456
Educational Funding Co. LLC
0.479% due 10/25/2029		2,066	1,777
Fremont Home Loan Trust
0.392% due 01/25/2036		478	457
Gallatin CLO Ltd.
1.432% due 07/15/2023		3,700	3,708
GSAMP Trust
1.202% due 06/25/2034		902	877
HSBC Home Equity Loan Trust
0.633% due 03/20/2036		1,000	946
Inwood Park CDO Ltd.
0.453% due 01/20/2021		2,234	2,225
L2L Education Loan Trust
0.492% due 06/15/2031		2,100	1,912
Landmark CDO Ltd.
0.501% due 07/15/2018		1,112	1,112
LCM LP
1.486% due 04/15/2022		17,800	17,805
Leopard CLO BV
0.677% due 04/21/2020	EUR	118	161
LightPoint Pan-European CLO PLC
0.595% due 01/31/2022		382	516
Madison Park Funding Ltd.
0.493% due 05/10/2019		$296	296
Marathon CLO Ltd.
0.501% due 12/20/2019		193	192

Morgan Stanley Mortgage Loan Trust
0.222% due 01/25/2047		29	29
Motor PLC
0.632% due 08/25/2021		23,013	23,026
New Century Home Equity Loan Trust
0.432% due 10/25/2035		512	504
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		9,800	9,801
Pacifica CDO Corp.
0.488% due 01/26/2020		857	855
RAAC Trust
1.352% due 09/25/2047		1,994	1,970
Race Point CLO Ltd.
1.531% due 12/15/2022		21,700	21,725
Residential Asset Mortgage Products Trust
0.322% due 05/25/2036		206	204
Residential Asset Securities Corp. Trust
0.352% due 02/25/2036		641	631
0.797% due 03/25/2035		2,233	2,088
0.827% due 02/25/2035		2,199	2,044
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		9,500	9,501
Securitized Asset-Backed Receivables LLC Trust
0.432% due 12/25/2035		846	811
SLM Student Loan Trust
0.471% due 12/16/2041		2,000	1,793
Structured Asset Securities Corp.
0.812% due 02/25/2035		352	326
Structured Asset Securities Corp. Mortgage Loan Trust
0.602% due 11/25/2035		1,400	1,209

Total Asset-Backed Securities (Cost $144,873)			146,606

SOVEREIGN ISSUES 18.9%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	7,500	11,545
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	44,800	18,197
10.000% due 01/01/2025		40,400	16,005
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$21,100	21,907
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	1,280,000	12,210
4.500% due 07/03/2017		1,280,000	12,133
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	9,600	9,312
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	8,515	12,132
4.500% due 05/01/2023		37,200	58,615
4.750% due 09/01/2021		8,100	13,063
4.750% due 08/01/2023		50,000	80,348
5.250% due 11/01/2029		22,000	36,752
Italy Government International Bond
5.250% due 09/20/2016		$3,300	3,603
Mexico Government International Bond
6.500% due 06/09/2022	MXN	80,000	6,570
7.750% due 05/29/2031		233,900	20,661
8.000% due 12/07/2023		80,000	7,217
8.500% due 11/18/2038		60,000	5,660
10.000% due 12/05/2024		80,000	8,249
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$7,200	7,452
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	7,300	10,837
4.750% due 05/10/2018		$6,400	6,920
5.250% due 02/18/2024		4,200	4,536
5.500% due 10/26/2022		43,600	47,906
Spain Government International Bond
2.100% due 04/30/2017	EUR	35,500	50,429
3.800% due 04/30/2024		13,300	19,972
4.400% due 10/31/2023		9,600	15,112
5.400% due 01/31/2023		63,600	107,059
5.850% due 01/31/2022		37,100	63,982
6.000% due 01/31/2029		5,500	9,848

Total Sovereign Issues (Cost $674,435)			698,232

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
GMAC Capital Trust
8.125% due 02/15/2040		237,937	6,496

Total Preferred Securities (Cost $6,429)			6,496

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.9%
CERTIFICATES OF DEPOSIT 3.5%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$30,000	30,002
China Construction Bank Corp.
1.000% due 07/28/2014		36,500	36,475
Credit Suisse
0.437% due 01/12/2015		29,600	29,605
Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,100	22,143
Itau Unibanco Holding S.A.
1.601% due 06/21/2016		12,200	12,200

			130,425

MEXICO TREASURY BILLS 14.6%
3.535% due 07/10/2014 - 02/05/2015 (c)	MXN	7,070,300	540,780

U.S. TREASURY BILLS 0.8%
0.049% due 08/07/2014 - 12/26/2014 (c)(g)(i)(k)		$28,088	28,084

Total Short-Term Instruments (Cost $689,089)			699,289

Total Investments in Securities (Cost $3,393,264)			3,455,412

	SHARES
INVESTMENTS IN AFFILIATES 14.3%
SHORT-TERM INSTRUMENTS 14.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.3%
PIMCO Short-Term Floating NAV Portfolio		1,377	14
PIMCO Short-Term Floating NAV Portfolio III		52,849,022	528,067

Total Short-Term Instruments (Cost $528,018)			528,081

Total Investments in Affiliates (Cost $528,018)			528,081

Total Investments 107.8% (Cost $3,921,282)			$3,983,493
Financial Derivative Instruments (h)(j) (1.3%) (Cost or Premiums, net $(16,381))			(49,533)
Other Assets and Liabilities, net (6.5%)			(239,187)

Net Assets 100.0%			$3,694,773

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$5,001	0.14%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(1.150%	)	06/17/2014	06/17/2016	$(494)	$(494)
	(0.500%	)	05/09/2014	04/03/2016	(2,565)	(2,563)

Total Reverse Repurchase Agreements						$(3,057)

(1)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,042 at a weighted average interest rate of (0.443%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.500%	07/01/2044	$11,000	$(11,820)	$(11,909)
BOA	Fannie Mae	4.000%	07/01/2044	6,000	(6,355)	(6,364)
	Fannie Mae	4.000%	08/01/2044	25,000	(26,398)	(26,437)
	Fannie Mae	4.500%	08/01/2044	20,000	(21,587)	(21,604)
DEU	Fannie Mae	4.000%	08/01/2044	5,000	(5,285)	(5,287)
FOB	Fannie Mae	2.000%	07/01/2029	1,000	(980)	(987)
	Fannie Mae	2.500%	07/01/2044	1,000	(941)	(947)
	Fannie Mae	3.000%	07/01/2044	5,000	(4,881)	(4,936)
	Fannie Mae	3.500%	07/01/2044	1,800	(1,834)	(1,851)
	Fannie Mae	4.000%	07/01/2044	6,000	(6,279)	(6,364)
	Fannie Mae	4.000%	08/01/2044	14,000	(14,804)	(14,804)
	Fannie Mae	4.500%	08/01/2044	118,000	(127,305)	(127,461)
GSC	Fannie Mae	2.500%	07/01/2029	2,000	(2,023)	(2,032)
	Fannie Mae	3.000%	07/01/2044	2,000	(1,952)	(1,974)
	Fannie Mae	3.500%	07/01/2044	20,000	(20,406)	(20,572)
	Fannie Mae	4.500%	07/01/2044	41,000	(44,182)	(44,388)
SAL	Fannie Mae	4.500%	07/01/2029	5,000	(5,302)	(5,307)
	Fannie Mae	4.500%	07/01/2044	21,000	(22,582)	(22,735)

Total Short Sales					$(324,916)	$(325,959)

(g)	Securities with an aggregate market value of $4,329 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	4	$(4)	$0	$(1)
Australia Government 3-Year Bond September Futures	Short	09/2014	298	(174)	8	(25)
Australia Government 10-Year Bond September Futures	Short	09/2014	86	(201)	0	(38)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	300	17	33	(8)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	245	9	18	(7)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	222	(111)	8	(8)
Canada Government 10-Year Bond September Futures	Short	09/2014	967	(1,109)	163	(100)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	396	1,345	5	(88)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	1,385	(2,909)	398	(171)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	222	191	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	1,026	39	0	(72)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	462	310	36	(192)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	2,460	(1,477)	0	0
United Kingdom Long Gilt September Futures	Short	09/2014	128	64	77	(4)

Total Futures Contracts				$(4,010)	$746	$(714)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$182,200	$(1,053)	$(200)	$0	$(48)
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		32,200	90	2	0	(10)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		584,100	(1,789)	(2,002)	0	(205)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		168,200	224	(357)	0	(62)
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		253,000	(3,991)	(2,976)	0	(148)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		342,800	(7,907)	(6,222)	0	(370)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		3,300	(132)	(189)	0	(6)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		70,500	(2,783)	(5,187)	0	(420)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	21,600	(74)	(33)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		248,100	(16,459)	(9,647)	276	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	364,800	1,651	471	182	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		59,000	(1,446)	(1,128)	320	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,720,000	233	284	0	(11)
Pay	28-Day MXN-TIIE	6.300%	04/26/2024	MXN	801,000	1,375	510	30	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		216,700	(21)	136	0	(37)

Total Swap Agreements						$(32,082)	$(26,538)	$808	$(1,317)

(i)	Securities with an aggregate market value of $43,738 and cash of $104 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	AUD	1,217		$1,131	$0	$(17)
BOA	07/2014	BRL	8,763		3,979	13	0
	07/2014	INR	184,109		3,100	41	0
	07/2014	JPY	23,547,258		231,082	0	(1,357)
	07/2014		$3,880	BRL	8,763	86	0
	08/2014	AUD	259		$242	0	(2)
	08/2014	EUR	39,459		53,859	0	(182)
	10/2014	MXN	12,776		966	0	(12)
BPS	07/2014	BRL	12,112		5,385	3	(100)
	07/2014	INR	357,616		6,050	117	0
	07/2014	MXN	158,224		12,156	0	(22)
	07/2014		$5,380	BRL	12,112	102	0
	07/2014		26,017	INR	1,536,485	0	(533)
	08/2014	MXN	3,481,240		$258,073	0	(9,343)
	08/2014		$46,855	EUR	34,493	385	0
	10/2014	MXN	500,337		$38,032	0	(245)
	01/2015	BRL	172,514		66,025	0	(8,178)
BRC	07/2014		279,734		127,008	402	0
	07/2014	JPY	2,842,500		27,716	0	(343)
	07/2014	NZD	1,653		1,394	0	(53)
	07/2014		$123,751	BRL	279,734	2,854	0
	07/2014		4,347	INR	257,414	0	(78)
	07/2014		267,262	JPY	27,142,558	667	0
	07/2014		46,561	MXN	606,319	106	0
	07/2014		3,427	NZD	4,020	93	0
	08/2014	CHF	19,506		$21,802	0	(201)
	08/2014	EUR	26,534		36,211	0	(129)
	08/2014	JPY	27,142,558		267,321	0	(676)
	08/2014	SEK	661		102	3	0
	08/2014		$3	DKK	16	0	0
	09/2014		80,528	GBP	47,398	543	0
CBK	07/2014	BRL	8,219		$3,640	0	(80)
	07/2014	INR	56,986		960	16	0
	07/2014	MXN	140,773		10,576	0	(266)
	07/2014		$1,121	AUD	1,193	4	0
	07/2014		3,709	BRL	8,219	19	(8)
	08/2014	EUR	554,089		$756,373	0	(2,484)
	08/2014		$31,630	EUR	23,195	137	0
	10/2014	BRL	50,878		$21,943	0	(492)
DUB	07/2014		1,401		636	2	0
	07/2014	JPY	752,800		7,377	0	(54)
	07/2014	MXN	33,545		2,579	0	(3)
	07/2014		$621	BRL	1,401	13	0
	08/2014	EUR	89,208		$121,774	0	(402)
	08/2014	NOK	346		58	2	0
FBF	07/2014	BRL	160,496		70,781	0	(1,858)
	07/2014		$72,870	BRL	160,496	0	(231)
	07/2014		2	INR	119	0	0
	08/2014		21,265		1,294,431	120	0
	09/2014	GBP	29,743		$49,930	0	(943)
	09/2014		$43,599	GBP	25,710	376	0
	10/2014	BRL	80,163		$34,608	0	(741)
	01/2015		$72,215	BRL	172,292	1,892	0
GLM	07/2014	MXN	48,704		$3,731	0	(18)
	07/2014	NZD	1,459		1,230	0	(47)
	07/2014		$5,480	INR	325,719	0	(72)
	08/2014	MXN	554,824		$42,120	0	(488)
	08/2014		$2,164	EUR	1,599	25	0
	09/2014	CAD	1,381		$1,289	0	(2)
	09/2014		$1,821	MXN	23,751	0	(1)
	10/2014	BRL	125,836		$54,325	0	(1,165)
	10/2014	MXN	5,614		427	0	(2)
	12/2014		709,466		53,821	0	(229)
	02/2015		1,070,608		80,001	0	(1,332)
JPM	07/2014	BRL	167,290		74,733	0	(981)
	07/2014		$75,843	BRL	167,290	92	(221)
	07/2014		63,964	INR	3,818,894	0	(622)
	08/2014	CHF	14,297		$15,894	0	(233)
	08/2014	MXN	466,627		34,567	0	(1,277)
	08/2014		$74,053	BRL	167,290	953	0
	08/2014		1,590	INR	94,526	0	(24)
	09/2014	GBP	11,243		$19,037	0	(193)
	09/2014	MXN	125,044		9,620	35	0
RBC	08/2014	EUR	55,495		75,571	0	(433)
	08/2014	MXN	1,082,219		80,633	0	(2,575)
	09/2014	CAD	12,307		11,321	0	(191)
UAG	07/2014	BRL	42,495		19,179	39	(93)
	07/2014	KRW	339,866		313	0	(23)
	07/2014	MXN	43,412		3,326	0	(15)
	07/2014		$18,876	BRL	42,495	356	0
	07/2014		10,482	INR	620,946	0	(183)
	07/2014		2,781	MXN	36,534	30	0
	08/2014	INR	94,526		$1,590	24	0
	08/2014		$6,662	BRL	15,060	90	0

Total Forward Foreign Currency Contracts						$9,640	$(39,453)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	61,400	$(211)	$(25)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		28,400	(99)	(12)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		23,000	(85)	(10)

							$(395)	$(47)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus INR	INR	61.100	08/20/2014	$3,000	$(22)	$(21)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	30,200	(1,667)	(1,228)
	Put - OTC USD versus JPY		80.000	02/28/2019	6,800	(368)	(280)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	19,400	(485)	(373)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	24,200	(161)	(112)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	13,600	(324)	(195)
	Put - OTC USD versus JPY		94.750	04/21/2016	46,500	(1,372)	(1,183)
CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015	18,200	(409)	(333)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	3,200	(20)	(18)
	Call - OTC USD versus INR		61.300	08/14/2014	12,700	(109)	(64)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	3,000	(10)	(11)
DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	900	(21)	(18)
FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	12,900	(165)	(195)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	36,900	(1,089)	(813)
	Call - OTC USD versus BRL		2.650	06/08/2015	34,000	(1,020)	(787)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	20,200	(456)	(289)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	30,100	(169)	(258)
HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	8,400	(104)	(127)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	31,500	(803)	(451)
UAG	Call - OTC USD versus INR	INR	60.600	07/31/2014	5,300	(33)	(31)

						$(8,807)	$(6,787)

Total Written Options						$(9,202)	$(6,834)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%		$9,000	$(357)	$231	$0	$(126)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		9,800	(444)	157	0	(287)
BPS	Barclays Bank PLC	3.000%	06/20/2018	0.863%	EUR	3,000	(9)	358	349	0
	Lafarge S.A.	1.000%	12/20/2018	0.910%		10,000	(944)	1,002	58	0
BRC	Russia Government International Bond	1.000%	03/20/2019	1.662%		$17,300	(994)	488	0	(506)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		9,900	(421)	282	0	(139)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		6,700	(375)	178	0	(197)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		9,200	(384)	255	0	(129)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.316%		5,200	(221)	148	0	(73)
HUS	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	2.286%		2,900	(192)	29	0	(163)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		26,100	(1,554)	789	0	(765)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		30,000	(1,269)	850	0	(419)

							$(7,164)	$4,767	$407	$(2,804)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	4,040,000	$264	$381	$645	$0
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		2,260,000	137	224	361	0
DUB	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019		2,890,000	173	289	462	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$4,791	(16)	(1)	0	(17)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		13,715	(46)	(3)	0	(49)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	2,050,000	137	191	328	0

						$649	$1,081	$1,796	$(66)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	36,800	$(8)	$6	$0	$(2)
BPS	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	51,200	(303)	(231)	0	(534)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	178,000	(117)	961	844	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		42,400	(41)	242	201	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		52,900	0	103	103	0
DUB	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		45,000	208	60	268	0
FBF	Pay	28-Day MXN-TIIE	6.740%	10/26/2023		322,500	(12)	1,466	1,454	0
GLM	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	77,600	(410)	(399)	0	(809)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	298,500	(99)	1,513	1,414	0
HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		41,000	200	44	244	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		96,100	(30)	23	0	(7)
JPM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023		251,800	(136)	633	497	0

							$(748)	$4,421	$5,025	$(1,352)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	554	Not Applicable, Fully Funded	02/11/2015	$84	$84	$43	$127	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	223,589	1-Month USD-LIBOR plus a specified spread	07/15/2014	$ 274,409		$57,714	$57,714	$0
	Pay	RACNSGT Index	236,600	1-Month USD-LIBOR plus a specified spread	07/15/2014	280,844		(56,385)	0	(56,385)
	Receive	RACNLGT Index	461,946	1-Month USD-LIBOR plus a specified spread	02/27/2015	677,246		9,002	9,002	0
	Pay	RACNSGT Index	501,802	1-Month USD-LIBOR plus a specified spread	02/27/2015	702,383		(12,443)	0	(12,443)
	Receive	RACNLGT Index	1,048,380	1-Month USD-LIBOR plus a specified spread	04/13/2015	1,453,314		104,146	104,146	0
	Pay	RACNSGT Index	1,088,770	1-Month USD-LIBOR plus a specified spread	04/28/2015	1,435,795		(114,806)	0	(114,806)
FBF	Receive	RACNLGT Index	155,972	1-Month USD-LIBOR plus a specified spread	11/07/2014	228,666		3,033	3,033	0
	Pay	RACNSGT Index	162,536	1-Month USD-LIBOR plus a specified spread	11/07/2014	227,505		(4,005)	0	(4,005)
	Receive	RACNLGT Index	206,592	1-Month USD-LIBOR plus a specified spread	12/04/2014	302,879		4,001	4,001	0
	Pay	RACNSGT Index	227,574	1-Month USD-LIBOR plus a specified spread	12/04/2014	318,540		(5,607)	0	(5,607)
	Receive	RACNLGT Index	369,413	1-Month USD-LIBOR plus a specified spread	01/15/2015	501,976		46,908	46,908	0
	Pay	RACNSGT Index	384,823	1-Month USD-LIBOR plus a specified spread	01/15/2015	501,156		(47,100)	0	(47,100)

								$(15,542)	$224,804	$(240,346)

Total Swap Agreements							$ (7,179)	$(5,230)	$232,159	$(244,568)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $43,379 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$58,665	$48	$58,713
Corporate Bonds & Notes
Banking & Finance	0	600,201	9,089	609,290
Industrials	0	303,728	570	304,298
Utilities	0	191,997	0	191,997
Municipal Bonds & Notes
California	0	23,125	0	23,125
Illinois	0	1,236	0	1,236
Iowa	0	2,367	0	2,367
Missouri	0	122	0	122
New York	0	120	0	120
Ohio	0	301	0	301
Pennsylvania	0	114	0	114
South Dakota	0	2,426	0	2,426
Texas	0	784	0	784
U.S. Government Agencies	0	383,238	0	383,238
U.S. Treasury Obligations	0	177,557	0	177,557
Mortgage-Backed Securities	0	134,199	14,902	149,101
Asset-Backed Securities	0	146,606	0	146,606
Sovereign Issues	0	698,232	0	698,232
Preferred Securities
Banking & Finance	6,496	0	0	6,496
Short-Term Instruments
Certificates of Deposit	0	130,425	0	130,425
Mexico Treasury Bills	0	540,780	0	540,780
U.S. Treasury Bills	0	28,084	0	28,084
	$6,496	$3,424,307	$24,609	$3,455,412

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$528,081	$0	$0	$528,081

Total Investments	$534,577	$3,424,307	$24,609	$3,983,493

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(325,959)	$0	$(325,959)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	746	808	0	1,554
Over the counter	0	241,672	127	241,799
	$746	$242,480	$127	$243,353

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(714)	(1,317)	0	(2,031)
Over the counter	0	(290,855)	0	(290,855)

	$(714)	$(292,172)	$0	$(292,886)

Totals	$534,609	$3,048,656	$24,736	$3,608,001

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.8%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
0.782% due 03/24/2034	$1,228	$1,006

INDUSTRIALS 0.7%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,517	1,709
Times Square Hotel Trust
8.528% due 08/01/2026	5,870	7,478
UAL Pass-Through Trust
6.636% due 01/02/2024	1,384	1,530

		10,717

Total Corporate Bonds & Notes (Cost $10,046)		11,723

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.1%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	917	932

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,495	2,999

Total Municipal Bonds & Notes (Cost $4,210)		3,931

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.212% due 07/25/2037	4,635	4,536
0.282% due 03/25/2036	79	75
0.392% due 08/25/2031 - 05/25/2032	266	245
0.554% due 09/17/2027	4	4
0.602% due 06/25/2021 - 02/25/2033	253	255
0.652% due 01/25/2020 - 03/25/2022	61	62
0.702% due 12/25/2021	9	9
0.754% due 11/18/2031	6	6
0.802% due 11/25/2031	101	102
0.852% due 04/25/2022	9	9
0.902% due 05/25/2022	18	18
1.002% due 05/25/2018 - 10/25/2020	40	40
1.052% due 08/25/2023	24	24
1.152% due 12/25/2023 - 04/25/2032	45	46
1.302% due 10/25/2022 - 09/25/2023	22	23
1.324% due 03/01/2044 - 10/01/2044	101	104
1.326% due 10/01/2044	27	28
1.484% due 02/01/2033	364	382
1.524% due 11/01/2030 - 10/01/2040	83	87
1.750% due 12/25/2023	39	41
1.787% due 09/01/2033	50	53
1.790% due 06/01/2033	32	35
1.793% due 03/01/2035	52	54
1.940% due 07/01/2035	69	74
1.950% due 08/01/2033	91	97
1.951% due 10/01/2026 - 11/01/2040	112	112
1.980% due 02/01/2035	37	40
1.984% due 03/01/2035	38	40
1.995% due 01/01/2035	20	22
2.020% due 12/25/2021	3	3
2.025% due 04/01/2036	8	9
2.041% due 11/01/2035	6	6
2.113% due 11/01/2034	5	5
2.126% due 02/01/2035	29	31
2.130% due 03/01/2030	12	12
2.158% due 04/01/2033	27	30
2.160% due 11/01/2034	44	46
2.173% due 12/01/2035	33	35
2.182% due 05/01/2036	26	27
2.193% due 10/01/2034	18	19
2.199% due 12/01/2033	1	1
2.200% due 08/01/2033	54	55
2.215% due 05/01/2033	84	89

2.220% due 10/01/2031	7	7
2.223% due 11/01/2032	98	102
2.228% due 03/01/2033	3	3
2.245% due 09/01/2030 - 07/01/2033	58	61
2.250% due 03/01/2029 - 12/01/2036	138	140
2.252% due 04/01/2018 - 05/01/2034	61	61
2.260% due 08/01/2032	5	5
2.269% due 05/25/2035	842	869
2.302% due 09/01/2033	23	24
2.303% due 09/01/2033	19	21
2.309% due 05/01/2025	4	4
2.315% due 03/01/2027	45	45
2.333% due 03/01/2035	21	23
2.346% due 12/01/2036	63	68
2.349% due 07/01/2033	26	28
2.375% due 03/01/2032 - 09/01/2033	71	71
2.393% due 12/01/2036	58	63
2.400% due 01/01/2033	30	30
2.405% due 07/01/2034	21	21
2.421% due 04/01/2034	8	8
2.434% due 10/01/2033	10	10
2.465% due 05/01/2031	11	11
2.480% due 06/01/2033	25	25
2.513% due 01/01/2037	24	26
2.520% due 04/01/2036	40	42
2.570% due 11/01/2024	34	34
2.605% due 08/01/2035	50	54
2.625% due 09/01/2033	2	2
2.750% due 09/01/2015 - 01/01/2029	66	66
2.838% due 06/01/2033	132	135
3.430% due 12/01/2017	5	6
3.451% due 05/01/2036	50	53
3.525% due 03/01/2019	4	4
3.560% due 02/01/2018	2	2
4.000% due 11/25/2033 - 07/01/2044	31,085	32,970
4.210% due 11/01/2019	14	14
4.250% due 10/01/2027 - 03/25/2033	6	7
4.500% due 05/01/2040	14,868	16,321
5.000% due 06/25/2023 - 11/25/2032	454	471
5.370% due 08/25/2043	106	108
5.500% due 04/25/2017 - 09/25/2035	1,810	2,062
6.440% due 07/01/2036	692	785
6.500% due 06/25/2028	50	57
6.510% due 08/01/2036	985	1,121
6.618% due 05/25/2037 (a)	3,782	682
6.770% due 01/18/2029	50	51
7.000% due 02/01/2019 - 07/25/2042	26	28
7.500% due 08/25/2021 - 07/25/2022	47	55
7.875% due 11/01/2018	3	3
8.500% due 05/01/2017 - 04/01/2032	158	176
9.375% due 04/01/2016	14	14
15.448% due 08/25/2021	28	36
Freddie Mac
0.402% due 10/15/2032	19	19
0.412% due 08/25/2031	132	129
0.502% due 12/15/2029	23	23
0.512% due 10/25/2029	1	1
0.602% due 12/15/2031	8	9
0.702% due 04/15/2022 - 08/15/2031	32	33
0.802% due 03/15/2020	12	12
0.852% due 06/15/2022	19	20
1.102% due 02/15/2021	8	8
1.110% due 09/25/2023	487	493
1.135% due 05/15/2023	32	33
1.252% due 05/15/2023	11	11
1.319% due 02/25/2045	34	35
1.324% due 10/25/2044	5,310	5,404
1.524% due 07/25/2044	1,212	1,209
1.625% due 02/01/2017	2	2
2.001% due 09/01/2035	27	29
2.120% due 10/15/2022	13	13
2.232% due 10/01/2034	46	49
2.233% due 02/01/2035	40	42
2.235% due 04/01/2036	24	25
2.250% due 02/01/2035	18	19
2.261% due 03/01/2028	6	6
2.275% due 09/01/2028	22	22
2.276% due 11/01/2027	76	77
2.302% due 01/01/2035	46	48
2.303% due 02/01/2035	45	48
2.310% due 02/01/2022	7	7
2.331% due 10/01/2033	7	8
2.333% due 04/01/2032	100	101
2.348% due 04/01/2033	4	4
2.355% due 12/01/2033 - 04/01/2034	224	239
2.362% due 09/01/2033 - 01/01/2035	213	225

2.365% due 11/01/2023	5	6
2.366% due 01/01/2035	13	14
2.375% due 08/01/2032 - 02/01/2035	165	176
2.395% due 02/01/2026	6	7
2.472% due 04/01/2035	168	170
2.481% due 08/01/2023	20	21
2.498% due 09/01/2035	19	20
2.515% due 03/01/2032	93	100
2.519% due 08/01/2030	29	29
2.520% due 02/01/2036	39	41
2.531% due 01/01/2032	7	7
2.542% due 03/01/2030	28	29
2.570% due 07/01/2037	66	70
2.600% due 03/01/2033	10	11
4.000% due 10/15/2033	155	163
4.500% due 05/15/2018 - 09/15/2018	108	115
5.000% due 08/15/2019 - 02/15/2036	816	890
5.422% due 05/01/2026	27	28
5.500% due 05/15/2036	67	72
5.844% due 08/01/2031	110	119
6.500% due 03/15/2021 - 07/25/2043	774	870
7.000% due 06/15/2029	58	68
7.500% due 02/15/2023 - 01/15/2031	23	26
8.000% due 03/15/2023	30	34
9.250% due 11/15/2019	4	4
9.500% due 04/15/2020	7	7
Ginnie Mae
0.553% due 02/20/2029	2	2
1.625% due 01/20/2023 - 10/20/2033	416	431
2.000% due 04/20/2017 - 07/20/2030	142	148
2.125% due 01/20/2034	39	41
3.000% due 04/20/2018 - 04/20/2019	14	15
4.000% due 04/20/2016 - 04/20/2019	8	8

Total U.S. Government Agencies (Cost $73,561)		76,221

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Notes
1.500% due 08/31/2018	12,100	12,163
2.125% due 12/31/2015 (d)(f)	42,000	43,176
2.375% due 08/31/2014 (f)	97	97

Total U.S. Treasury Obligations (Cost $56,216)		55,436

MORTGAGE-BACKED SECURITIES 36.9%
Adjustable Rate Mortgage Trust
0.432% due 11/25/2035	3,071	2,810
American Home Mortgage Investment Trust
2.322% due 02/25/2045	218	220
2.322% due 06/25/2045	8,209	8,206
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	7,011	5,391
Banc of America Funding Corp.
0.343% due 10/20/2036	1,209	878
2.086% due 01/26/2037	112	113
2.583% due 09/20/2046	4,074	3,442
2.938% due 01/20/2047 ^	33	26
Banc of America Mortgage Trust
2.497% due 05/25/2033	145	146
2.498% due 07/25/2033	320	310
2.622% due 12/25/2033	200	202
2.645% due 06/25/2034	1,042	1,046
2.731% due 06/25/2035	2,305	2,276
2.748% due 11/25/2033	69	70
2.762% due 10/25/2035	1,881	1,706
2.843% due 11/25/2034	217	195
3.024% due 02/25/2033	75	75
BCAP LLC Trust
2.618% due 06/26/2035	7,149	7,276
BCRR Trust
5.997% due 08/17/2045	7,232	7,867
Bear Stearns Adjustable Rate Mortgage Trust
2.257% due 02/25/2036	443	378
2.410% due 10/25/2035	273	272
2.483% due 05/25/2034	46	44
2.541% due 05/25/2033	463	291
2.545% due 08/25/2033	37	38
2.637% due 10/25/2034	157	142
2.654% due 05/25/2034	18	18
2.667% due 02/25/2033	15	14
2.668% due 04/25/2034	1,485	1,481
2.716% due 04/25/2034	188	187
2.737% due 01/25/2034	135	138
2.745% due 11/25/2030	14	15
2.757% due 07/25/2034	2	2
2.763% due 10/25/2034	70	70

2.771% due 02/25/2034	1,673	1,658
2.936% due 05/25/2047 ^	1,599	1,368
Bear Stearns Alt-A Trust
2.360% due 01/25/2036 ^	1,166	909
2.393% due 12/25/2033	990	1,013
2.448% due 04/25/2035	213	205
2.524% due 08/25/2036 ^	2,709	2,007
2.583% due 05/25/2035	2,463	2,415
2.615% due 11/25/2035 ^	3,385	2,590
2.624% due 02/25/2036 ^	27	19
2.699% due 08/25/2036 ^	2,591	1,977
Bear Stearns Mortgage Securities, Inc.
2.605% due 06/25/2030	36	38
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	2,229	1,866
2.488% due 12/26/2046	10,177	7,150
Bella Vista Mortgage Trust
0.403% due 05/20/2045	92	76
0.520% due 02/25/2035	12,781	10,144
CBA Commercial Small Balance Commercial Mortgage
0.432% due 12/25/2036	259	202
Charlotte Gateway Village LLC
6.410% due 12/01/2016	599	638
Chase Mortgage Finance Trust
2.536% due 12/25/2035 ^	4,062	3,690
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.660% due 01/25/2035	899	628
Citigroup Mortgage Loan Trust, Inc.
0.482% due 12/25/2034	592	529
0.952% due 08/25/2035	529	444
2.500% due 05/25/2035	83	81
2.500% due 10/25/2035	219	217
2.610% due 08/25/2035	375	372
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	242	207
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	481	526
Community Program Loan Trust
4.500% due 04/01/2029	293	297
Countrywide Alternative Loan Trust
0.312% due 07/25/2036	13,797	12,126
0.333% due 02/20/2047	4,820	3,627
0.342% due 09/25/2046 ^	1,257	1,035
0.342% due 11/25/2046	106	84
0.348% due 12/20/2046	5,298	4,099
0.352% due 06/25/2037	1,420	1,272
0.353% due 07/20/2046 ^	1,902	1,308
0.363% due 03/20/2046	814	635
0.363% due 07/20/2046 ^	1,657	1,141
0.402% due 05/25/2035	312	172
0.402% due 06/25/2035	5,900	5,212
0.422% due 02/25/2036	310	257
0.432% due 12/25/2035	381	346
0.442% due 11/25/2035	113	85
0.462% due 10/25/2035	5,764	4,732
0.475% due 11/20/2035	790	690
0.482% due 10/25/2035	140	118
0.552% due 03/25/2034	2	2
0.652% due 05/25/2035	844	713
0.922% due 11/25/2035	5,618	4,797
0.963% due 03/25/2047 ^	9,963	6,662
1.123% due 02/25/2036	1,799	1,637
1.595% due 08/25/2035	3,636	3,443
5.500% due 11/25/2035 ^	3,566	3,220
5.500% due 03/25/2036	206	170
5.750% due 03/25/2037 ^	963	814
6.000% due 10/25/2032	2	2
6.250% due 12/25/2033	183	190
6.250% due 08/25/2037 ^	579	479
6.500% due 11/25/2031	167	176
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 04/25/2035	99	82
0.472% due 03/25/2035	6,194	5,366
0.492% due 02/25/2035	199	181
0.542% due 02/25/2035	284	218
0.552% due 08/25/2018	17	17
0.692% due 02/25/2035	470	449
0.752% due 03/25/2035	50	45
1.072% due 09/25/2034	394	291
1.933% due 06/19/2031	7	7
2.376% due 02/20/2036	461	401
2.417% due 02/20/2036	519	482
2.465% due 02/20/2035	7	7
2.488% due 04/25/2035 ^	207	60
2.529% due 07/19/2033	167	160
2.567% due 02/19/2034	51	45

2.593% due 02/19/2034	44	44
2.610% due 08/25/2034	3,836	3,395
2.692% due 02/25/2034	210	211
2.706% due 05/19/2033	27	26
2.747% due 08/25/2034	369	345
4.500% due 10/25/2018	89	92
5.000% due 11/25/2018	36	37
5.500% due 08/25/2033	467	459
6.000% due 11/25/2037	423	389
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040	415	452
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032	89	85
1.302% due 09/25/2034	3,538	2,952
2.227% due 06/25/2033	562	564
2.244% due 07/25/2033	53	53
2.529% due 12/25/2033	1,016	1,019
2.566% due 12/25/2032 ^	65	55
2.574% due 10/25/2033	348	342
5.500% due 11/25/2035	502	444
5.750% due 04/25/2033	35	37
6.250% due 07/25/2035	840	900
6.500% due 04/25/2033	29	30
7.000% due 02/25/2033	38	41
Credit Suisse Mortgage Capital Certificates
2.654% due 07/27/2036	314	316
2.750% due 08/27/2037	91	91
5.342% due 12/16/2043	5,000	5,426
5.509% due 04/15/2047	2,000	2,138
5.750% due 12/26/2035	1,157	1,059
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,155
Downey Savings & Loan Association Mortgage Loan Trust
1.063% due 04/19/2047	1,261	1,133
Drexel Burnham Lambert CMO Trust
0.902% due 05/01/2016	1	1
Extended Stay America Trust
1.213% due 12/05/2031 (a)	24,500	438
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034	5,609	5,540
2.208% due 06/25/2034	4,950	4,915
2.280% due 03/25/2035	415	339
First Horizon Mortgage Pass-Through Trust
2.554% due 02/25/2035	298	299
First Republic Bank Mortgage Pass-Through Certificates
0.632% due 06/25/2030	52	53
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	435	410
GMAC Mortgage Corp. Loan Trust
3.249% due 05/25/2035	59	59
Greenpoint Mortgage Funding Trust
0.362% due 04/25/2036	439	339
0.382% due 06/25/2045	372	327
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	267	264
Greenwich Capital Acceptance, Inc.
3.023% due 06/25/2024	21	21
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	52
5.444% due 03/10/2039	1,800	1,966
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,178	1,267
8.000% due 09/19/2027	539	552
GSR Mortgage Loan Trust
0.502% due 01/25/2034	34	31
2.627% due 09/25/2035	47	47
2.646% due 04/25/2035	2,516	2,493
2.652% due 09/25/2035	746	760
2.657% due 01/25/2036 ^	690	654
2.849% due 04/25/2035	2,190	2,159
HarborView Mortgage Loan Trust
0.335% due 07/19/2046	4,654	3,167
0.345% due 02/19/2046	751	668
0.375% due 05/19/2035	480	426
0.395% due 06/19/2035	8,143	7,377
0.395% due 03/19/2036	582	433
0.505% due 01/19/2035	70	54
0.895% due 02/19/2034	43	42
2.085% due 11/19/2034	45	44
2.551% due 06/19/2045	472	318
2.680% due 08/19/2034	337	338
2.717% due 12/19/2035 ^	52	47
HSI Asset Securitization Corp. Trust
0.472% due 07/25/2035	328	318
Impac CMB Trust
1.050% due 10/25/2033	216	217

Impac Secured Assets Trust
0.502% due 05/25/2036	164	163
0.582% due 08/25/2036	1,017	1,008
1.092% due 11/25/2034	66	64
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032	17	17
IndyMac Mortgage Loan Trust
0.342% due 09/25/2046	1,096	950
0.392% due 04/25/2035	319	299
0.392% due 07/25/2035	340	316
0.432% due 03/25/2035	244	219
0.452% due 06/25/2037 ^	215	107
0.472% due 02/25/2035	2,894	2,701
0.792% due 07/25/2045	113	105
0.952% due 11/25/2034	8,057	7,367
1.372% due 09/25/2034	245	217
2.509% due 12/25/2034	2,031	1,903
2.732% due 06/25/2036	4,156	3,029
4.406% due 06/25/2036	2,667	2,594
4.657% due 02/25/2036	14,689	13,088
JPMorgan Alternative Loan Trust
0.651% due 06/27/2037	6,911	5,814
3.548% due 10/25/2036	8,857	6,488
JPMorgan Mortgage Trust
2.504% due 06/25/2035	335	329
2.505% due 10/25/2035	155	133
2.681% due 10/25/2035	477	480
3.072% due 04/25/2035	202	206
JPMorgan Resecuritization Trust
2.199% due 07/27/2037	86	87
2.938% due 01/27/2047	194	197
4.794% due 04/20/2036	259	268
6.000% due 02/27/2037	854	884
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	11	11
Lavender Trust
6.250% due 09/26/2036	2,528	2,606
LB Mortgage Trust
8.526% due 01/20/2017	27	27
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	82	90
Lehman Mortgage Trust
5.500% due 02/25/2036	776	659
Lehman XS Trust
0.382% due 04/25/2046	2,877	2,188
MASTR Adjustable Rate Mortgages Trust
0.482% due 12/25/2034	1,521	1,309
2.272% due 12/25/2033	134	130
2.749% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	228	232
5.500% due 09/25/2033	453	456
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031	231	231
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030	257	255
Merrill Lynch Mortgage Investors Trust
0.772% due 08/25/2028	32	32
0.792% due 10/25/2028	347	347
0.892% due 03/25/2028	59	59
1.572% due 10/25/2035	1,166	1,156
1.938% due 01/25/2029	53	52
2.127% due 04/25/2035	84	83
2.513% due 08/25/2033	374	118
2.804% due 11/25/2035	25,251	25,039
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	492	531
Morgan Stanley Capital Trust
5.376% due 11/14/2042	1,067	1,107
5.439% due 02/12/2044	2,181	2,193
5.692% due 04/15/2049	500	552
Morgan Stanley Mortgage Loan Trust
0.412% due 03/25/2036	5,732	4,433
0.422% due 09/25/2035	28	28
2.467% due 10/25/2034	182	182
Morgan Stanley Re-REMIC Trust
5.997% due 08/15/2045	2,527	2,790
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	1,036	1,121
Prudential Securities Secured Financing Corp.
2.400% due 05/25/2022	55	57
RBSSP Resecuritization Trust
2.267% due 12/26/2036	2,435	2,457
4.000% due 12/26/2036	157	158
Residential Accredit Loans, Inc. Trust
0.342% due 04/25/2046	2,196	1,788

0.352% due 10/25/2046	37,900	25,591
0.362% due 06/25/2037	529	392
0.362% due 04/25/2046	146	74
0.552% due 03/25/2033	35	35
3.226% due 09/25/2034	24	24
6.500% due 10/25/2036	2,600	2,138
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	13	13
Residential Asset Securitization Trust
0.502% due 10/25/2018	121	119
0.602% due 02/25/2034	104	97
6.250% due 08/25/2036	5,950	5,595
6.500% due 04/25/2037	5,974	3,790
Residential Funding Mortgage Securities, Inc. Trust
0.552% due 07/25/2018	23	23
2.792% due 06/25/2035	3,646	3,490
3.801% due 02/25/2036 ^	168	149
5.500% due 12/25/2034	1,300	1,366
6.500% due 03/25/2032	1	1
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,175	1,291
SACO, Inc.
7.000% due 08/25/2036	12	12
Salomon Brothers Mortgage Securities, Inc.
0.652% due 05/25/2032	75	71
2.618% due 09/25/2033	12	13
8.500% due 05/25/2032	282	300
Sequoia Mortgage Trust
0.383% due 02/20/2035	370	357
0.463% due 11/20/2034	106	106
0.840% due 05/20/2034	1,113	1,077
0.855% due 10/19/2026	146	146
0.913% due 10/20/2027	32	31
0.935% due 02/20/2034	538	538
0.953% due 10/20/2027	80	79
1.513% due 10/20/2027	502	495
1.748% due 08/20/2034	346	350
1.760% due 06/20/2034	126	124
1.961% due 09/20/2032	77	75
Silver Oak Ltd.
1.680% due 06/21/2018	13,800	14,003
Structured Adjustable Rate Mortgage Loan Trust
0.492% due 08/25/2035	1,196	1,152
0.887% due 06/25/2034	928	882
1.522% due 05/25/2035	1,762	1,167
1.523% due 01/25/2035	1,274	1,040
2.458% due 04/25/2034	278	279
2.467% due 02/25/2034	335	337
2.517% due 03/25/2034	248	250
2.613% due 02/25/2036 ^	4,060	3,460
Structured Asset Mortgage Investments Trust
0.312% due 09/25/2047	2,743	2,745
0.432% due 02/25/2036	546	440
0.455% due 07/19/2034	1,937	1,674
0.462% due 12/25/2035	569	455
0.855% due 03/19/2034	595	543
0.995% due 10/19/2033	136	128
Structured Asset Mortgage Investments, Inc.
1.996% due 05/02/2030	85	60
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	2,019	1,877
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.742% due 02/25/2032	25	23
2.203% due 10/25/2031	28	28
2.486% due 06/25/2033	705	714
2.492% due 06/25/2033	349	350
2.536% due 07/25/2032	12	11
2.661% due 06/25/2032	8	6
Travelers Mortgage Services, Inc.
2.339% due 09/25/2018	31	31
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	16	15
1.036% due 10/15/2041 (a)	56,655	67
5.342% due 12/15/2043	19,545	21,331
5.500% due 04/15/2047	20,000	22,121
Wachovia Mortgage Loan Trust LLC
5.439% due 10/20/2035	1,431	1,424
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045	7,236	6,823
0.422% due 12/25/2045	9,296	8,893
0.442% due 07/25/2045	736	701
0.442% due 10/25/2045	5,246	4,967
0.462% due 01/25/2045	1,388	1,373
0.472% due 07/25/2045	4,134	3,944
0.512% due 11/25/2034	321	311
0.522% due 11/25/2034	488	470

0.572% due 06/25/2044	6,402	6,048
0.572% due 07/25/2044	107	107
0.578% due 10/25/2044	1,422	1,383
0.652% due 07/25/2044	85	80
0.678% due 10/25/2044	1,975	1,925
1.123% due 02/25/2046	637	603
1.193% due 01/25/2046	1,619	1,610
1.290% due 11/25/2041	96	96
1.523% due 06/25/2042	595	571
1.523% due 08/25/2042	610	589
1.523% due 04/25/2044	1,239	1,227
1.688% due 11/25/2041	10	10
1.872% due 12/19/2039	401	275
1.932% due 02/27/2034	782	777
2.142% due 03/25/2033	370	372
2.311% due 02/25/2037 ^	1,012	865
2.368% due 04/25/2033	303	241
2.377% due 06/25/2034	227	232
2.380% due 02/25/2037 ^	2,105	1,880
2.414% due 08/25/2033	43	39
2.418% due 09/25/2035	106	105
2.449% due 06/25/2033	10	10
2.498% due 01/25/2033	271	276
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	143	143
Washington Mutual Mortgage Pass-Through Certificates Trust
0.651% due 01/25/2018	13	13
2.027% due 02/25/2033	27	26
2.205% due 12/25/2032	488	490
2.331% due 11/25/2030	46	45
5.750% due 03/25/2033	300	312
6.000% due 03/25/2033	53	55
Wells Fargo Mortgage Loan Trust
5.185% due 09/27/2036	5,397	4,606
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	1,004	867
2.490% due 11/25/2033	157	157
2.612% due 07/25/2036 ^	718	705
2.613% due 03/25/2036	11,706	11,757
2.615% due 03/25/2036	348	319
2.616% due 05/25/2035	340	318
2.628% due 03/25/2036	4,957	4,770
5.785% due 04/25/2036	219	214

Total Mortgage-Backed Securities (Cost $478,000)		511,077

ASSET-BACKED SECURITIES 33.0%
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	1,514	1,174
Access Group, Inc.
1.529% due 10/27/2025	1,344	1,354
ACE Securities Corp. Home Equity Loan Trust
1.202% due 12/25/2033	786	746
1.202% due 07/25/2034	307	273
AFC Home Equity Loan Trust
0.752% due 06/25/2028	781	703
0.822% due 04/25/2028	142	132
American Home Mortgage Investment Trust
0.330% due 08/25/2035	17	9
American Residential Eagle Bond Trust
1.152% due 05/25/2028	9	9
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.372% due 01/25/2036	23	23
0.590% due 08/25/2034	18,974	18,712
0.762% due 01/25/2035	793	575
1.500% due 02/25/2033	1,571	1,497
Amortizing Residential Collateral Trust
0.432% due 01/25/2032	33	30
0.692% due 06/25/2032	143	133
0.732% due 07/25/2032	20	19
0.852% due 08/25/2032	13	12
Amresco Residential Securities Mortgage Loan Trust
0.647% due 06/25/2028	68	64
0.707% due 06/25/2027	108	106
0.707% due 09/25/2027	200	192
Argent Securities, Inc.
1.200% due 10/25/2033	1,355	1,325
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.642% due 10/25/2035	1,000	798
1.202% due 11/25/2034	3,380	3,246
2.730% due 01/25/2034	3,793	3,547
Asset-Backed Funding Certificates Trust
0.782% due 03/25/2035	4,101	3,941
0.832% due 04/25/2033	843	798
0.852% due 06/25/2034	4,095	3,834
1.172% due 03/25/2032	906	867

Asset-Backed Securities Corp. Home Equity Loan Trust
0.672% due 06/15/2031	113	110
1.097% due 09/25/2034	562	519
1.502% due 04/15/2033	86	83
Bayview Financial Asset Trust
0.552% due 12/25/2039	215	201
Bayview Financial Mortgage Pass-Through Trust
5.500% due 12/28/2035	69	69
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036	99	98
0.272% due 05/25/2037	176	180
0.552% due 03/25/2035	2,714	2,709
0.602% due 12/25/2033	919	870
0.629% due 09/25/2034	184	177
0.642% due 06/25/2036	670	660
0.742% due 06/25/2043	1,115	1,103
0.812% due 10/25/2032	66	63
0.832% due 09/25/2035	111	111
0.952% due 10/27/2032	24	23
1.152% due 10/25/2037	5,397	1,825
1.152% due 11/25/2042	267	254
1.352% due 10/25/2032	211	200
1.402% due 08/25/2037	9,721	8,639
1.652% due 11/25/2042	163	158
1.802% due 11/25/2042	1,460	1,394
2.877% due 07/25/2036	1,126	535
2.970% due 10/25/2036	2,200	2,127
5.500% due 01/25/2034	79	82
5.500% due 12/25/2035	259	221
5.750% due 10/25/2033	912	957
6.000% due 06/25/2034	1,042	1,128
Bear Stearns Second Lien Trust
1.352% due 12/25/2036	5,000	3,968
Bear Stearns Structured Products Trust
1.152% due 03/25/2037	406	398
BlueMountain CLO Ltd.
0.461% due 11/15/2017	123	123
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	3,000	3,037
Carrington Mortgage Loan Trust
0.632% due 10/25/2035	2,500	2,193
CDC Mortgage Capital Trust
0.772% due 01/25/2033	34	33
1.202% due 01/25/2033	653	608
Centex Home Equity Loan Trust
0.630% due 06/25/2034	1,052	828
0.842% due 09/25/2034	257	203
5.160% due 09/25/2034	920	873
Chase Funding Trust
0.692% due 04/25/2033	1	1
0.732% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
CIT Group Home Equity Loan Trust
1.127% due 12/25/2031	440	416
CIT Mortgage Loan Trust
1.402% due 10/25/2037	137	137
Citibank Omni Master Trust
2.902% due 08/15/2018	10,800	10,835
4.900% due 11/15/2018	10,000	10,167
Citigroup Mortgage Loan Trust, Inc.
0.232% due 01/25/2037	58	36
5.550% due 08/25/2035	500	468
5.629% due 08/25/2035	2,777	2,611
Conseco Finance Corp.
0.852% due 08/15/2033	161	154
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,469	1,068
Conseco Financial Corp.
6.180% due 04/01/2030	558	576
6.220% due 03/01/2030	1,795	1,921
6.240% due 12/01/2028	93	96
6.530% due 04/01/2030	399	418
6.760% due 03/01/2030	155	168
6.810% due 12/01/2028	1,767	1,878
6.860% due 03/15/2028	3	3
6.860% due 07/15/2028	47	48
6.870% due 04/01/2030	25	26
7.070% due 01/15/2029	6	6
7.140% due 03/15/2028	154	165
7.140% due 01/15/2029	113	119
7.290% due 03/15/2028	23	23
7.360% due 02/15/2029	6	7
7.550% due 01/15/2029	640	673
7.620% due 06/15/2028	32	34
Countrywide Asset-Backed Certificates
0.292% due 02/25/2037	3,318	3,192

0.332% due 09/25/2036	5,150	5,018
0.342% due 06/25/2036	452	441
0.342% due 11/25/2037	2,300	1,916
0.490% due 05/25/2036	11	10
0.520% due 04/25/2036	579	464
0.612% due 09/25/2034	21	21
0.612% due 05/25/2046	1,535	1,467
0.622% due 11/25/2033	1	1
0.632% due 12/25/2031	279	206
0.640% due 02/25/2036	14,564	13,755
0.680% due 02/25/2036	4,696	3,861
0.712% due 04/25/2034	297	278
0.752% due 11/25/2033	19	18
0.772% due 09/25/2033	211	201
0.832% due 06/25/2033	12	10
0.852% due 08/25/2035	2,573	2,255
0.892% due 12/25/2034	36	35
0.932% due 11/25/2034	1,356	1,345
1.052% due 05/25/2032	183	176
1.127% due 10/25/2034	5,946	5,711
1.127% due 06/25/2035	860	848
1.152% due 09/25/2032	189	179
5.084% due 05/25/2036 ^	403	373
5.125% due 12/25/2034	3,873	2,177
5.413% due 01/25/2034	84	81
Credit Suisse First Boston Mortgage Securities Corp.
0.512% due 05/25/2044	23	23
0.770% due 01/25/2032	17	16
Credit-Based Asset Servicing and Securitization LLC
0.812% due 04/25/2036	112	111
4.296% due 12/25/2035	571	541
4.824% due 07/25/2035	25	25
5.481% due 05/25/2035	489	492
5.970% due 10/25/2036	276	277
Denver Arena Trust
6.940% due 11/15/2019	230	234
EFS Volunteer LLC
1.030% due 07/26/2027	1,288	1,300
EMC Mortgage Loan Trust
0.602% due 12/25/2042	1,114	1,051
0.902% due 08/25/2040	582	532
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	609	616
Equity One Mortgage Pass-Through Trust
0.402% due 07/25/2034	72	60
0.452% due 04/25/2034	1,247	1,079
0.490% due 07/25/2034	5	4
FBR Securitization Trust
0.912% due 09/25/2035	89	89
First Alliance Mortgage Loan Trust
8.020% due 03/20/2031	3	3
First Franklin Mortgage Loan Trust
0.262% due 12/25/2037	335	205
0.772% due 11/25/2031	124	113
First NLC Trust
0.222% due 08/25/2037	1,739	934
0.292% due 08/25/2037	4,433	2,400
0.432% due 08/25/2037	2,672	1,468
Galaxy CLO Ltd.
0.469% due 04/25/2019	203	203
GMAC Mortgage Corp. Home Equity Loan Trust
0.902% due 02/25/2031	224	216
Goldman Sachs Asset Management CLO PLC
0.445% due 08/01/2022	2,317	2,288
GSAA Home Equity Trust
0.422% due 06/25/2035	302	287
GSAMP Trust
0.452% due 10/25/2036 ^	6,285	834
0.500% due 01/25/2045	110	108
0.887% due 09/25/2035 ^	11,296	9,630
0.975% due 03/25/2034	1,612	1,519
1.127% due 08/25/2033	32	28
Home Equity Asset Trust
0.532% due 01/25/2036	8,100	7,874
0.750% due 11/25/2032	1	1
0.947% due 07/25/2034	640	601
1.072% due 02/25/2033	1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.312% due 07/25/2037	147	92
0.602% due 08/25/2035	694	685
2.175% due 07/25/2034	935	876
Home Equity Mortgage Trust
5.800% due 05/25/2036	108	92
5.821% due 04/25/2035	301	310
HSBC Home Equity Loan Trust
0.303% due 03/20/2036	1,558	1,548

0.313% due 01/20/2036	73	73
0.333% due 01/20/2036	602	599
0.443% due 01/20/2034	178	177
0.683% due 01/20/2034	377	377
HSI Asset Loan Obligation Trust
0.210% due 12/25/2036	15	6
IMC Home Equity Loan Trust
7.310% due 11/20/2028	44	45
Irwin Home Equity Loan Trust
1.502% due 02/25/2029	244	234
JPMorgan Mortgage Acquisition Trust
0.230% due 08/25/2036	3	1
0.262% due 08/25/2036	1,835	990
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,762	1,988
Lehman XS Trust
0.300% due 04/25/2037 ^	116	85
Long Beach Mortgage Loan Trust
0.482% due 01/25/2046	47	41
0.622% due 08/25/2035	2,695	2,674
0.712% due 10/25/2034	229	209
0.852% due 03/25/2032	1	1
1.007% due 07/25/2034	602	582
1.202% due 10/25/2034	137	121
1.577% due 03/25/2032	383	356
Loomis Sayles CLO Ltd.
0.458% due 10/26/2020	436	436
Massachusetts Educational Financing Authority
1.179% due 04/25/2038	1,439	1,451
MASTR Asset-Backed Securities Trust
0.302% due 05/25/2037	387	357
0.902% due 12/25/2034 ^	3,516	3,226
0.977% due 10/25/2034	1,234	1,165
MASTR Specialized Loan Trust
1.002% due 05/25/2037	630	17
Merrill Lynch First Franklin Mortgage Loan Trust
1.652% due 10/25/2037	561	481
Merrill Lynch Mortgage Investors Trust
0.212% due 10/25/2037	342	116
0.232% due 09/25/2037	109	31
0.242% due 06/25/2037	524	214
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,920	3,080
Mid-State Trust
8.330% due 04/01/2030	360	369
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 05/25/2037	264	176
0.252% due 11/25/2036	2,768	1,898
0.302% due 06/25/2036	8,337	7,416
0.472% due 11/25/2035	5,388	5,264
0.612% due 06/25/2034	137	136
1.352% due 06/25/2033	662	642
2.152% due 07/25/2037 ^	822	44
2.552% due 08/25/2034	595	493
Morgan Stanley Capital Trust
0.332% due 01/25/2036	316	313
Morgan Stanley Dean Witter Capital, Inc. Trust
1.502% due 02/25/2033	176	168
2.625% due 01/25/2032	615	502
Morgan Stanley IXIS Real Estate Capital Trust
0.262% due 11/25/2036	2,581	1,355
Morgan Stanley Mortgage Loan Trust
0.472% due 11/25/2036	1,956	1,093
Mountain View Funding CLO Ltd.
0.486% due 04/15/2019	232	230
MSIM Peconic Bay Ltd.
0.508% due 07/20/2019	90	90
National Collegiate Student Loan Trust
0.392% due 07/25/2028	3,855	3,835
New Century Home Equity Loan Trust
0.332% due 05/25/2036	537	353
0.602% due 06/25/2035	7,450	6,891
1.803% due 06/20/2031	771	760
Nomura Asset Acceptance Corp.
0.772% due 01/25/2036	1,212	952
NovaStar Mortgage Funding Trust
0.252% due 03/25/2037	18	10
0.932% due 05/25/2033	4	4
Oakwood Mortgage Investors, Inc.
0.527% due 03/15/2018	195	179
Octagon Investment Partners Ltd.
0.529% due 11/28/2018	107	107
OneMain Financial Issuance Trust
2.430% due 06/18/2024	11,200	11,200
Option One Mortgage Loan Trust
0.932% due 02/25/2035	804	555
0.947% due 05/25/2034	31	29
0.952% due 02/25/2035	77	76

Option One Mortgage Loan Trust Asset-Backed Certificates
0.653% due 08/20/2030	6	6
0.692% due 06/25/2032	3	3
0.752% due 04/25/2033	27	25
Origen Manufactured Housing Contract Trust
0.392% due 05/15/2032	1	1
Pacifica CDO Corp.
0.488% due 01/26/2020	159	159
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.127% due 10/25/2034	1,000	992
1.202% due 10/25/2034	11,119	9,169
People’s Choice Home Loan Securities Trust
0.797% due 05/25/2035	465	466
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^	1,298	1,250
4.437% due 01/25/2036 ^	208	153
RAAC Trust
0.492% due 02/25/2036	6,300	5,463
0.552% due 06/25/2047	12,400	11,527
0.632% due 03/25/2037	8,000	7,730
1.352% due 09/25/2047	840	830
2.652% due 12/25/2035	1,447	1,356
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	141	138
1.252% due 09/25/2037	817	488
1.352% due 08/25/2032	930	825
1.392% due 03/25/2033	21	20
4.934% due 08/25/2035	140	136
Residential Asset Mortgage Products Trust
0.452% due 05/25/2036	5,485	4,091
0.932% due 02/25/2033	5	4
5.646% due 07/25/2034 ^	1,909	1,583
5.707% due 08/25/2034 ^	2,784	2,564
5.724% due 04/25/2034	1,187	1,189
Residential Asset Securities Corp. Trust
0.302% due 01/25/2037	10,909	10,187
0.422% due 05/25/2037	3,900	3,501
0.602% due 09/25/2035	4,598	4,437
0.732% due 06/25/2033	1,299	1,145
0.797% due 03/25/2035	4,928	4,511
0.947% due 01/25/2035	94	88
5.120% due 12/25/2033	376	350
7.140% due 04/25/2032 ^	112	4
Residential Funding Home Equity Loan Trust
0.442% due 12/25/2032	3	2
6.230% due 06/25/2037	5,000	3,139
Residential Funding Home Loan Trust
8.350% due 03/25/2025	8	8
SACO, Inc.
0.512% due 05/25/2036	1,548	2,462
0.572% due 03/25/2036	874	1,287
0.672% due 06/25/2036 ^	326	441
0.902% due 07/25/2035	1,935	1,809
Salomon Brothers Mortgage Securities, Inc.
0.632% due 03/25/2028	57	56
Salomon Mortgage Loan Trust
1.052% due 11/25/2033	1,038	983
Saxon Asset Securities Trust
0.652% due 03/25/2032	405	376
0.690% due 03/25/2035	685	579
Securitized Asset-Backed Receivables LLC Trust
0.202% due 10/25/2036 ^	1,457	603
0.580% due 01/25/2036 ^	106	0
0.812% due 10/25/2035	124	123
Security National Mortgage Loan Trust
0.802% due 11/25/2034	1,109	1,010
Silverado CLO Ltd.
0.488% due 04/11/2020	568	568
SLC Student Loan Trust
1.131% due 06/15/2021	5,400	5,477
SLM Private Education Loan Trust
2.802% due 12/16/2019	3,973	4,048
SLM Student Loan Trust
0.411% due 03/15/2024	5,418	5,375
0.421% due 12/15/2023	16,000	15,818
0.629% due 04/25/2023	2,191	2,196
1.080% due 03/15/2028	500	500
1.129% due 07/25/2023	14,600	14,886
1.431% due 12/15/2033	3,273	3,308
1.729% due 04/25/2023	3,674	3,803
1.929% due 07/25/2023	5,000	5,251
Soundview Home Loan Trust
0.342% due 02/25/2036	16	16
0.452% due 11/25/2035	34	34
0.672% due 12/25/2035	1,711	1,666
1.452% due 11/25/2033	124	124

South Carolina Student Loan Corp.
1.227% due 09/03/2024	600	610
Specialty Underwriting & Residential Finance Trust
0.652% due 09/25/2036	1,000	494
1.352% due 10/25/2035	254	218
Structured Asset Investment Loan Trust
0.632% due 09/25/2035	3,323	2,855
0.662% due 08/25/2035	1,500	1,009
0.812% due 04/25/2035	17,470	16,232
0.842% due 06/25/2035	4,168	4,018
1.127% due 09/25/2034	142	115
1.427% due 12/25/2034	130	44
1.577% due 04/25/2033	2,581	2,530
Structured Asset Securities Corp. Mortgage Loan Trust
0.242% due 06/25/2037	759	729
0.800% due 05/25/2034	2	2
1.651% due 04/25/2035	430	419
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	1,007	935
1.727% due 01/25/2033	75	69
3.375% due 08/25/2031	172	170
Symphony CLO Ltd.
0.976% due 01/15/2024	15,000	14,806
Trapeza CDO Ltd.
0.974% due 11/16/2034	1,000	730
Truman Capital Mortgage Loan Trust
0.902% due 12/25/2032	223	225
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	799	814
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	77	78
6.210% due 05/07/2026	412	423
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036	132	61
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.782% due 04/25/2034	149	133
WMC Mortgage Loan Pass-Through Certificates
0.978% due 03/20/2029	11	11

Total Asset-Backed Securities (Cost $469,083)		458,087

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,617

Total Sovereign Issues (Cost $2,499)		2,617

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,421

Total Short-Term Instruments (Cost $1,421)		1,421

Total Investments in Securities (Cost $1,095,036)		1,120,513

	SHARES
INVESTMENTS IN AFFILIATES 20.9%
SHORT-TERM INSTRUMENTS 20.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%
PIMCO Short-Term Floating NAV Portfolio	13,897,463	139,058
PIMCO Short-Term Floating NAV Portfolio III	15,014,375	150,024

Total Short-Term Instruments (Cost $289,063)		289,082

Total Investments in Affiliates (Cost $289,063)		289,082

Total Investments 101.7% (Cost $1,384,099)		$1,409,595
Financial Derivative Instruments (c)(e) (0.2%) (Cost or Premiums, net $(6,980))		(2,501)
Other Assets and Liabilities, net (1.5%)		(20,927)

Net Assets 100.0%		$1,386,167

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,421	Freddie Mac 2.070% due 11/07/2022	$(1,452)	$1,421	$1,421

Total Repurchase Agreements						$(1,452)	$1,421	$1,421

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.500%	08/01/2044	$5,000	$(5,386)	$(5,401)
GSC	Fannie Mae	4.500%	07/01/2044	11,000	(11,856)	(11,909)

Total Short Sales					$(17,242)	$(17,310)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings during the period ended June 30, 2014 was $46,110 at a weighted average interest rate of 0.207%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	Long	09/2014	809	$(102)	$25	$0

Total Futures Contracts				$(102)	$25	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	06/19/2023	$27,100	$(1,077)	$(1,008)	$42	$0

Total Swap Agreements					$(1,077)	$(1,008)	$42	$0

(d)	Securities with an aggregate market value of $255 and cash of $921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190%)	02/25/2034	$115	$0	$8	$8	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240%)	02/25/2035	147	0	90	90	0
FBF	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.375% due 07/25/2032	(3.375%)	07/25/2032	318	32	108	140	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	500	0	22	22	0
JPM	Long Beach Mortgage Loan Trust 5.642% due 09/15/2040	(1.170%)	09/15/2040	1,000	0	776	776	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390%)	12/27/2033	104	0	4	4	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730%)	01/25/2034	902	0	218	218	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700%)	05/25/2033	2,500	0	65	65	0

					$32	$1,291	$1,323	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$312	$0	$(164)	$0	$(164)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	1,000	(340)	347	7	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790%	01/25/2034	902	0	(212)	0	(212)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150%	05/25/2033	2,500	0	69	69	0
	Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 1.200% due 08/25/2034	1.200%	08/25/2034	996	(329)	338	9	0
	Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.975% due 06/25/2035	0.975%	06/25/2035	140	(42)	35	0	(7)
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690%	07/25/2035	708	(248)	118	0	(130)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110%	12/25/2034	1,000	(320)	327	7	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930%	11/25/2034	348	(97)	89	0	(8)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.425% due 04/25/2034	1.425%	04/25/2034	52	(21)	11	0	(10)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950%	11/25/2034	0	0	(1)	0	(1)
MYC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.375% due 07/25/2032	3.375%	07/25/2032	318	(38)	(104)	0	(142)

					$(1,435)	$853	$92	$(674)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.120%	$3,000	$(202)	$235	$33	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	$160	$(64)	$(1)	$0	$(65)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	20,000	(467)	171	0	(296)
FBF	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	2,646	(2,246)	1,082	0	(1,164)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	12,682	(44)	(2)	0	(46)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	30,000	(1,006)	300	0	(706)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	36,167	(136)	7	0	(129)
MYC	CDX.IG-5 10-Year Index 10-15%	0.460%	12/20/2015	8,000	0	22	22	0
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	25,000	(542)	172	0	(370)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	25,000	(870)	282	0	(588)

					$(5,375)	$2,033	$22	$(3,364)

Total Swap Agreements					$(6,980)	$4,412	$1,470	$(4,038)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $3,840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,006	$0	$1,006
Industrials	0	9,187	1,530	10,717
Municipal Bonds & Notes
Texas	0	932	0	932
West Virginia	0	2,999	0	2,999
U.S. Government Agencies	0	76,221	0	76,221
U.S. Treasury Obligations	0	55,436	0	55,436
Mortgage-Backed Securities	0	510,408	669	511,077
Asset-Backed Securities	0	446,686	11,401	458,087
Sovereign Issues	0	2,617	0	2,617
Short-Term Instruments
Repurchase Agreements	0	1,421	0	1,421
	$0	$1,106,913	$13,600	$1,120,513

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$289,082	$0	$0	$289,082

Total Investments	$289,082	$1,106,913	$13,600	$1,409,595

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(17,310)	$0	$(17,310)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	42	0	67
Over the counter	0	1,470	0	1,470
	$25	$1,512	$0	$1,537

Financial Derivative Instruments - Liabilities
Over the counter	0	(4,038)	0	(4,038)

Totals	$289,107	$1,087,077	$13,600	$1,389,784

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments PIMCO Developing Local Markets Portfolio June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.0%
BRAZIL 35.8%
SOVEREIGN ISSUES 35.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	62,453	$27,390

Total Brazil (Cost $31,229)			27,390

UNITED STATES 10.6%
ASSET-BACKED SECURITIES 1.8%
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		$204	191
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037		584	546
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045		43	39
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		41	40
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		3	2
0.272% due 07/25/2037		176	114
First NLC Trust
0.222% due 08/25/2037		187	101
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		4	2
GSAMP Trust
0.222% due 12/25/2036		9	5
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		3	2
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047		24	23
0.230% due 08/25/2036		2	1
0.262% due 08/25/2036		262	141
Lehman ABS Mortgage Loan Trust
0.242% due 06/25/2037		52	31
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		62	56
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		10	3
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 05/25/2037		18	12
New Century Home Equity Loan Trust
0.332% due 05/25/2036		41	27
Popular ABS Mortgage Pass-Through Trust
0.242% due 06/25/2047 ^		27	26
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		38	14
0.232% due 11/25/2036 ^		18	8
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		6	3

			1,387

MORTGAGE-BACKED SECURITIES 8.7%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		174	159
American Home Mortgage Investment Trust
1.822% due 09/25/2045		24	23
Banc of America Funding Corp.
2.938% due 01/20/2047 ^		199	156
Banc of America Mortgage Trust
2.512% due 07/25/2034		60	60
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 04/25/2034		63	63
2.771% due 02/25/2034		131	130
2.936% due 05/25/2047 ^		67	58
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		29	26
2.360% due 01/25/2036 ^		389	303
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		1,040	871
2.488% due 12/26/2046		596	418
Chase Mortgage Finance Trust
2.471% due 03/25/2037		28	25

Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		87	87
2.610% due 08/25/2035		118	67
3.684% due 07/25/2046 ^		28	23
Credit Suisse First Boston Mortgage Securities Corp.
2.227% due 06/25/2033		231	232
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		171	163
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		168	166
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^		33	31
HarborView Mortgage Loan Trust
2.715% due 07/19/2035		290	263
4.882% due 08/19/2036 ^		5	5
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		124	116
Luminent Mortgage Trust
0.332% due 12/25/2036		27	21
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		939	869
0.402% due 11/25/2035		116	111
1.151% due 10/25/2035		220	211
Merrill Lynch Mortgage-Backed Securities
Trust 3.049% due 04/25/2037 ^		22	19
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033		96	100
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		209	177
Sequoia Mortgage Trust
2.366% due 01/20/2047 ^		14	12
2.637% due 04/20/2035		118	119
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 01/25/2035		209	197
2.518% due 08/25/2035		123	116
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035		860	832
WaMu Mortgage Pass-Through Certificates Trust
1.947% due 04/25/2037		18	16
2.054% due 12/25/2036 ^		17	15
2.239% due 12/25/2036 ^		54	50
2.344% due 09/25/2036 ^		24	22
2.407% due 03/25/2034		128	129
2.449% due 06/25/2033		86	87
2.776% due 05/25/2037 ^		30	26
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^		35	35

			6,609

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
0.432% due 09/25/2031		117	109

Total United States (Cost $9,164)			8,105

SHORT-TERM INSTRUMENTS 27.6%
REPURCHASE AGREEMENTS (a) 13.5%			10,304

MEXICO TREASURY BILLS 13.6%
3.508% due 08/07/2014	MXN	135,000	10,369

U.S. TREASURY BILLS 0.5%
0.053% due 12/26/2014 (c)		$390	390

Total Short-Term Instruments (Cost $20,845)			21,063

Total Investments in Securities (Cost $61,238)			56,558

	SHARES
INVESTMENTS IN AFFILIATES 66.4%
SHORT-TERM INSTRUMENTS 66.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 66.4%
PIMCO Short-Term Floating NAV Portfolio		762,727	7,632
PIMCO Short-Term Floating NAV Portfolio III		4,313,921	43,105

Total Short-Term Instruments (Cost $50,732)			50,737

Total Investments in Affiliates (Cost $50,732)			50,737

Total Investments 140.4% (Cost $111,970)			$107,295
Financial Derivative Instruments (b) (0.7%) (Cost or Premiums, net $0)			(506)
Other Assets and Liabilities, net (39.7%)			(30,356)

Net Assets 100.0%			$76,433

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200%	06/30/2014	07/01/2014	$700	Federal Home Loan Bank 0.420% due 06/06/2016	$(720)	$700	$700
MSC	0.150%	06/30/2014	07/01/2014	9,100	U.S. Treasury Bonds 2.875% due 05/15/2043	(9,295)	9,100	9,100
SSB	0.000%	06/30/2014	07/01/2014	504	Freddie Mac 2.070% due 11/07/2022	(517)	504	504

Total Repurchase Agreements						$(10,532)	$10,304	$10,304

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	9,807		$4,385	$2	$(55)
	07/2014	JPY	37,344		366	0	(2)
	07/2014	MXN	91,053		7,000	0	(8)
	07/2014		$4,437	BRL	9,807	2	0
	07/2014		2,000	INR	120,660	1	0
	07/2014		4,422	MXN	57,824	28	0
	08/2014	BRL	9,807		$4,396	0	(1)
BPS	07/2014		10,447		4,670	0	(58)
	07/2014		$4,703	BRL	10,447	27	(2)
	07/2014		8,364	MXN	110,529	143	0
	08/2014	BRL	8,800		$3,919	0	(26)
	08/2014		$2,092	MXN	27,626	29	0
BRC	07/2014	BRL	10,433		$4,662	0	(60)
	07/2014	JPY	37,400		369	0	0
	07/2014		$4,737	BRL	10,433	0	(15)
	07/2014		2,400	JPY	244,074	10	0
	08/2014	EUR	908		$1,240	0	(3)
	08/2014		$215	CHF	189	0	(2)
	09/2014		1,715	GBP	1,022	33	0
CBK	07/2014	BRL	19,883		$8,828	0	(171)
	07/2014	MXN	15,650		1,200	0	(5)
	07/2014		$8,982	BRL	19,883	31	(15)
	07/2014		425	JPY	43,406	4	0
	08/2014	BRL	9,613		$4,281	0	(29)
	08/2014	EUR	1,770		2,400	0	(25)
FBF	07/2014	BRL	8,780		3,926	0	(48)
	07/2014		$3,900	BRL	8,780	74	0
	08/2014	BRL	8,780		$3,864	0	(72)
GLM	07/2014	JPY	1,719,000		16,774	0	(196)
	07/2014		$1,650	PEN	4,624	0	0
	08/2014	MXN	132,943		$9,925	0	(297)
	08/2014		$1,650	CLP	923,670	12	0
	08/2014		4,186	MXN	55,144	49	0
	09/2014		5,040		65,733	1	(3)
	10/2014		1,650	COP	3,138,300	8	0
	10/2014		8,426	MXN	109,899	0	(19)
HUS	07/2014	TRY	537		$253	1	0
JPM	07/2014	BRL	17,635		8,007	25	0
	07/2014		$7,844	BRL	17,635	138	0
	08/2014	BRL	17,635		$7,773	0	(134)
	09/2014		$7,805	MXN	101,455	0	(29)
MSC	08/2014	MXN	26,085		$2,000	0	(3)
RBC	08/2014		$5,835	MXN	77,366	106	0
	09/2014		1,919	CAD	2,086	32	0
	09/2014		4,740	MXN	61,690	0	(12)
UAG	07/2014	BRL	8,812		$3,949	5	(44)
	07/2014		$3,934	BRL	8,812	54	0
	07/2014		1,700	HKD	13,191	2	0
	08/2014	BRL	8,812		$3,898	0	(53)

Total Forward Foreign Currency Contracts						$817	$(1,387)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.780%	08/03/2016	MXN	2,550	$0	$21	$21	$0
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016		2,550	0	20	20	0
MYC	Pay	28-Day MXN-TIIE	9.920%	08/12/2015		4,000	0	23	23	0

							$0	$64	$64	$0

Total Swap Agreements							$0	$64	$64	$0

(c)	Securities with an aggregate market value of $390 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$27,390	$0	$27,390
United States
Asset-Backed Securities	0	1,387	0	1,387
Mortgage-Backed Securities	0	6,609	0	6,609
U.S. Government Agencies	0	109	0	109
Short-Term Instruments
Repurchase Agreements	0	10,304	0	10,304
Mexico Treasury Bills	0	10,369	0	10,369
U.S. Treasury Bills	0	390	0	390
	$0	$56,558	$0	$56,558

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,737	$0	$0	$50,737

Total Investments	$50,737	$56,558	$0	$107,295

Financial Derivative Instruments - Assets
Over the counter	0	881	0	881

Financial Derivative Instruments - Liabilities
Over the counter	0	(1,387)	0	(1,387)

Totals	$50,737	$56,052	$0	$106,789

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Portfolio June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.4%
BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$600	$631
7.875% due 06/10/2019		5,000	6,263

Total Bermuda (Cost $6,233)			6,894

BRAZIL 23.7%
CORPORATE BONDS & NOTES 10.6%
Banco do Brasil S.A.
3.875% due 10/10/2022		$200	189
4.500% due 01/20/2016	EUR	6,900	9,856
6.000% due 01/22/2020		$200	222
Banco Santander Brasil S.A.
4.250% due 01/14/2016		200	209
4.500% due 04/06/2015		200	205
4.625% due 02/13/2017		2,000	2,137
Caixa Economica Federal
4.250% due 05/13/2019		10,000	10,120
CSN Islands Corp.
6.875% due 09/21/2019		5,400	5,751
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,045
Petrobras International Finance Co.
5.750% due 01/20/2020		10,149	10,873
5.875% due 03/01/2018		10,000	10,916
7.875% due 03/15/2019		52,210	61,130
Vale Overseas Ltd.
6.250% due 01/23/2017		260	291

			112,944

SOVEREIGN ISSUES 13.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,100	2,176
Brazil Government International Bond
10.500% due 07/14/2014		1,700	1,700
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016	BRL	41,800	15,655
0.000% due 01/01/2017		161,700	55,557
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		147,865	64,848

			139,936

Total Brazil (Cost $254,387)			252,880

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,407
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,404
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		15,750	17,049

Total Cayman Islands (Cost $19,903)			20,860

CHILE 0.5%
CORPORATE BONDS & NOTES 0.5%
Banco Santander Chile
1.828% due 01/19/2016		$200	202
Corp. Nacional del Cobre de Chile
3.750% due 11/04/2020		4,750	4,975

Total Chile (Cost $4,766)			5,177

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,050
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017	1,000	1,001
4.375% due 04/10/2024	2,500	2,593

Total China (Cost $4,494)		4,644

COLOMBIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Ecopetrol S.A.
7.625% due 07/23/2019	$7,000	8,610

Total Colombia (Cost $8,341)		8,610

HONG KONG 1.7%
CORPORATE BONDS & NOTES 1.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	$7,500	8,318
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	5,000	5,016
4.250% due 04/30/2024	4,600	4,723

Total Hong Kong (Cost $17,338)		18,057

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of India
4.750% due 09/30/2015	$925	959
State Bank of India
4.500% due 07/27/2015	5,400	5,568

Total India (Cost $6,378)		6,527

INDONESIA 12.0%
CORPORATE BONDS & NOTES 0.4%
Pertamina Persero PT
6.450% due 05/30/2044	$4,500	4,477

SOVEREIGN ISSUES 11.6%
Indonesia Government International Bond
5.875% due 03/13/2020	15,000	16,725
6.875% due 03/09/2017	24,000	27,090
6.875% due 01/17/2018	11,000	12,636
7.250% due 04/20/2015	8,000	8,420
7.500% due 01/15/2016	49,620	54,458
11.625% due 03/04/2019	3,500	4,778

		124,107

Total Indonesia (Cost $126,700)		128,584

IRELAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017	$4,300	4,644
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	200	210

Total Ireland (Cost $4,581)		4,854

KAZAKHSTAN 0.9%
CORPORATE BONDS & NOTES 0.9%
KazMunayGas National Co. JSC
11.750% due 01/23/2015	$8,830	9,343
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	422	430

Total Kazakhstan (Cost $9,709)		9,773

LUXEMBOURG 2.0%
CORPORATE BONDS & NOTES 2.0%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$1,400	1,526
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	318
7.750% due 05/29/2018		6,400	7,068
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		10,700	11,321
5.400% due 03/24/2017		300	320
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	540

Total Luxembourg (Cost $20,562)			21,093

MEXICO 5.8%
CORPORATE BONDS & NOTES 2.5%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,385
Banco Inbursa
4.125% due 06/06/2024		5,000	4,897
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,133
6.750% due 09/30/2022		2,000	2,290
Pemex Project Funding Master Trust
5.750% due 03/01/2018		7,500	8,475
Petroleos Mexicanos
8.000% due 05/03/2019		4,200	5,225
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	828

			26,233

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
4.000% due 11/08/2046 (b)		128,042	11,316
4.750% due 06/14/2018		127,000	9,914
5.000% due 06/15/2017		42,500	3,397
6.250% due 06/16/2016		97,200	7,918
8.500% due 12/13/2018		470	42
9.500% due 12/18/2014		1,155	92
10.000% due 12/05/2024		21,000	2,165

			34,844

Total Mexico (Cost $58,474)			61,077

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$5,200	5,642

Total Netherlands (Cost $5,611)			5,642

PANAMA 0.2%
SOVEREIGN ISSUES 0.2%
Panama Government International Bond
7.250% due 03/15/2015		$2,475	2,593

Total Panama (Cost $2,582)			2,593

PERU 0.5%
SOVEREIGN ISSUES 0.5%
Peru Government International Bond
8.375% due 05/03/2016		$4,950	5,608

Total Peru (Cost $5,562)			5,608

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	35

Total Poland (Cost $29)			35

QATAR 0.3%
SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		$200	204
6.550% due 04/09/2019		2,400	2,901

Total Qatar (Cost $2,892)			3,105

RUSSIA 1.1%
CORPORATE BONDS & NOTES 0.3%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,349

SOVEREIGN ISSUES 0.8%
Russia Government International Bond
7.500% due 03/31/2030		6,850	7,947
12.750% due 06/24/2028		100	174

			8,121

Total Russia (Cost $10,948)			11,470

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	60

Total Singapore (Cost $50)			60

SOUTH KOREA 3.6%
CORPORATE BONDS & NOTES 2.0%
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,000	5,326
Industrial Bank of Korea
3.750% due 09/29/2016		380	403
Korea Development Bank
3.875% due 05/04/2017		3,000	3,196
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,659
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,289
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		2,500	2,499
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		2,000	2,081

			21,453

SOVEREIGN ISSUES 1.6%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,100	12,669
Korea Land & Housing Corp.
1.875% due 08/02/2017		4,000	4,023

			16,692

Total South Korea (Cost $37,077)			38,145

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$3,088	3,427

Total United Arab Emirates (Cost $3,249)			3,427

UNITED STATES 1.5%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.450% due 03/25/2037		$441	276

Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037		398	226

			502

CORPORATE BONDS & NOTES 0.9%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	710
Bank of America Corp.
6.875% due 04/25/2018		$2,400	2,828
Bank of America N.A.
0.511% due 06/15/2016		900	896
Rio Oil Finance Trust
6.250% due 07/06/2024		4,000	4,205
Wachovia Corp.
5.750% due 02/01/2018		900	1,031

			9,670

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^		42	36
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 03/25/2035		2,120	2,158
Chase Mortgage Finance Trust
2.471% due 03/25/2037		83	76
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034		16	16
3.684% due 07/25/2046 ^		56	46
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 09/25/2047 ^		36	32
5.020% due 10/20/2035		233	198
HarborView Mortgage Loan Trust
4.882% due 08/19/2036 ^		22	20
Luminent Mortgage Trust
0.332% due 12/25/2036		55	41
MASTR Adjustable Rate Mortgages Trust
0.392% due 05/25/2037		229	160
Merrill Lynch Alternative Note Asset Trust
0.452% due 03/25/2037		424	188
2.705% due 06/25/2037 ^		321	214
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^		73	62
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,000	1,104
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		23	22
Sequoia Mortgage Trust
2.366% due 01/20/2047 ^		34	30
WaMu Mortgage Pass-Through Certificates Trust
1.850% due 01/25/2037 ^		68	61
1.947% due 04/25/2037		45	39
2.054% due 12/25/2036 ^		42	37
2.239% due 12/25/2036 ^		162	151
2.344% due 09/25/2036 ^		80	72
2.776% due 05/25/2037 ^		91	78

			4,841

Total United States (Cost $13,597)			15,013

VIRGIN ISLANDS (BRITISH) 5.7%
CORPORATE BONDS & NOTES 5.7%
CNPC General Capital Ltd.
1.125% due 05/14/2017		$10,000	10,035
1.450% due 04/16/2016		1,500	1,504
2.750% due 05/14/2019		10,000	10,008
3.400% due 04/16/2023		500	483
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,700	1,823
GTL Trade Finance, Inc.
5.893% due 04/29/2024		14,861	15,626
Rosneft Finance S.A.
6.625% due 03/20/2017		11,710	12,881
7.500% due 07/18/2016		2,900	3,186
7.875% due 03/13/2018		5,000	5,731

Total Virgin Islands (British) (Cost $57,354)			61,277

SHORT-TERM INSTRUMENTS 10.2%
CERTIFICATES OF DEPOSIT 4.2%
Banco do Brasil S.A.
1.211% due 06/29/2015		$2,000	2,001

Itau Unibanco Holding S.A.
1.190% due 06/26/2015		3,000	3,000
1.419% due 10/31/2014		40,000	39,854

			44,855

REPURCHASE AGREEMENTS (c) 0.1%			1,388

MEXICO TREASURY BILLS 5.0%
3.347% due 07/10/2014 - 09/11/2014 (a)	MXN	698,478	53,599

U.S. TREASURY BILLS 0.9%
0.054% due 08/21/2014 - 12/26/2014 (a)(e)(g)		$9,633	9,632

Total Short-Term Instruments (Cost $108,627)			109,474

Total Investments in Securities (Cost $789,444)			804,879

	SHARES
INVESTMENTS IN AFFILIATES 21.7%
SHORT-TERM INSTRUMENTS 21.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.7%
PIMCO Short-Term Floating NAV Portfolio		23,101,118	231,150

Total Short-Term Instruments (Cost $231,143)			231,150

Total Investments in Affiliates (Cost $231,143)			231,150

Total Investments 97.1% (Cost $1,020,587)			$1,036,029
Financial Derivative Instruments (d)(f) 1.9% (Cost or Premiums, net $8,210)			20,147
Other Assets and Liabilities, net 1.0%			11,210

Net Assets 100.0%			$1,067,386

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,388	Fannie Mae 2.120% due 11/07/2022	$(1,041)	$1,388	$1,388
					Freddie Mac 2.000% due 01/30/2023	(375)

Total Repurchase Agreements						$(1,416)	$1,388	$1,388

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	23	$(22)	$0	$(5)

Total Futures Contracts				$(22)	$0	$(5)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$35,000	$4,207	$1,033	$0	$(28)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/19/2020		$38,000	$963	$975	$0	$(31)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		24,700	982	579	0	(38)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	280,000	836	125	38	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		375,000	1,179	1,212	57	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		200,000	343	343	7	0

						$4,303	$3,234	$102	$(69)

Total Swap Agreements						$8,510	$4,267	$102	$(97)

(e)	Securities with an aggregate market value of $6,698 and cash of $2,650 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	48,820		$21,789	$0	$(307)
	07/2014		$22,166	BRL	48,820	0	(70)
	04/2016	BRL	40,353		$14,942	0	(564)
	01/2017		6,766		2,135	0	(311)
BPS	07/2014		109,998		49,389	44	(440)
	07/2014		$49,438	BRL	109,998	347	0
	07/2014		37,282	MXN	490,069	437	0
	08/2014	BRL	109,998		$48,991	0	(328)
	08/2014	MXN	221,155		16,459	0	(530)
	09/2014		40,097		3,057	0	(19)
	10/2014		$1,576	MXN	20,726	10	0
	04/2016	BRL	991		$364	1	(17)
BRC	07/2014	MYR	2,114		638	0	(20)
	07/2014		$1,180	MXN	15,342	0	0
	09/2014	GBP	812		$1,363	0	(26)
CBK	07/2014	BRL	85,332		38,096	0	(524)
	07/2014	MXN	69,095		5,300	0	(18)
	07/2014		$38,743	BRL	85,332	0	(123)
	07/2014		1,117	MXN	14,572	5	0
FBF	07/2014	BRL	50,294		$22,495	2	(270)
	07/2014		$22,338	BRL	50,294	424	0
	08/2014	BRL	50,294		$22,137	0	(413)
	04/2016		80,820		30,000	0	(1,054)
GLM	07/2014	MXN	44,372		3,323	0	(95)
	08/2014		76,230		5,650	0	(206)
	08/2014		$21,630	MXN	284,917	251	0
	09/2014	MXN	19,293		$1,477	0	(2)
	09/2014		$17,872	MXN	233,074	0	(7)
JPM	07/2014	BRL	100,869		$45,797	145	0
	07/2014	TRY	3,763		1,766	0	(5)
	07/2014		$44,866	BRL	100,869	786	0
	07/2014		267	PLN	810	0	0
	08/2014	BRL	100,869		$44,460	0	(766)
	08/2014	MXN	223,708		17,081	0	(103)
	09/2014		19,345		1,488	6	0
MSC	08/2014		110,189		8,238	0	(226)
	08/2014		$42,572	BRL	94,911	0	(18)
	01/2017		2,135		6,766	312	0
RBC	08/2014		7,948	MXN	105,379	145	0
SCX	07/2014		1,008	MYR	3,350	35	0
UAG	07/2014	BRL	50,470		$22,429	1	(414)
	07/2014		$22,532	BRL	50,470	311	0
	07/2014		1,117	HKD	8,666	1	0
	08/2014	BRL	50,471		$22,327	0	(302)

Total Forward Foreign Currency Contracts						$3,263	$(7,178)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	12/20/2018	0.623%	$25,000	$422	$(3)	$419	$0
	China Government International Bond	1.000%	03/20/2019	0.676%	35,000	163	368	531	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	100	1	1	2	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	20,000	(49)	282	233	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	5,000	(10)	111	101	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%	10,000	0	(6)	0	(6)
BPS	Petroleos Mexicanos	1.000%	03/20/2019	0.912%	5,000	(97)	118	21	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	1,000	(11)	4	0	(7)
BRC	Brazil Government International Bond	1.000%	06/20/2021	1.731%	10,000	(483)	24	0	(459)
	China Government International Bond	1.000%	12/20/2018	0.623%	10,300	111	62	173	0
	China Government International Bond	1.000%	03/20/2019	0.676%	25,000	65	314	379	0
	China Government International Bond	1.000%	06/20/2019	0.724%	15,000	80	123	203	0
	Indonesia Government International Bond	2.320%	12/20/2016	0.741%	2,600	0	103	103	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	10,000	(32)	234	202	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%	15,000	(73)	360	287	0
	Petroleos Mexicanos	1.000%	03/20/2019	0.912%	5,000	(127)	149	22	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%	10,000	(101)	95	0	(6)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	25,000	(1,534)	802	0	(732)
	Venezuela Government International Bond	5.000%	06/20/2019	9.220%	5,000	(878)	106	0	(772)
CBK	Brazil Government International Bond	1.000%	06/20/2021	1.731%	10,000	(456)	(3)	0	(459)
	China Government International Bond	1.000%	12/20/2016	0.299%	6,000	(248)	354	106	0
	China Government International Bond	1.000%	06/20/2019	0.724%	35,000	225	249	474	0
	China Government International Bond	1.000%	09/20/2021	1.111%	5,000	(121)	86	0	(35)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	1.653%	20,000	(140)	(46)	0	(186)
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	09/20/2014	1.310%	1,000	0	0	0	0
	Sberbank of Russia	1.000%	09/20/2014	1.002%	1,000	0	1	1	0
DUB	Brazil Government International Bond	1.000%	03/20/2016	0.524%	100	0	1	1	0
	China Government International Bond	1.000%	12/20/2018	0.623%	10,000	68	100	168	0
	China Government International Bond	1.000%	09/20/2021	1.111%	4,000	(201)	173	0	(28)
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	300	2	2	4	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	20,000	10	223	233	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	35,000	10	699	709	0
FBF	Gazprom OAO Via Gaz Capital S.A.	1.580%	06/20/2016	1.739%	5,000	0	(13)	0	(13)
GST	Brazil Government International Bond	1.000%	03/20/2016	0.524%	100	0	1	1	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%	10,000	(131)	192	61	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	1.358%	42,500	(2,276)	2,179	0	(97)
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	5,000	37	18	55	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	39,500	68	732	800	0
	Russia Government International Bond	1.000%	12/20/2014	0.794%	6,500	31	(22)	9	0
HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	20,000	(312)	(42)	0	(354)
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	100	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	5,000	(27)	128	101	0
	Russia Government International Bond	1.000%	06/20/2024	2.188%	10,000	(1,062)	99	0	(963)
JPM	China Government International Bond	1.000%	12/20/2018	0.623%	20,000	241	95	336	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	10,000	(32)	234	202	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%	5,000	31	64	95	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	15,000	125	144	269	0
	Panama Government International Bond	1.000%	12/20/2018	0.630%	5,000	(36)	119	83	0
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,500	(9)	21	12	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	15,000	(59)	234	175	0
	Gazprom OAO Via Gaz Capital S.A.	1.390%	05/20/2016	1.728%	1,700	0	(8)	0	(8)
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	11,000	(342)	244	0	(98)

						$(7,156)	$9,506	$6,573	$(4,223)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$1,200	$149	$(122)	$27	$0
	CDX.EM-15 5-Year Index	5.000%	06/20/2016	5,000	172	76	248	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	25,000	3,150	(2,592)	558	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	12,700	1,581	(1,298)	283	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,300	162	(133)	29	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	56,500	7,112	(5,856)	1,256	0

					$12,326	$(9,925)	$2,401	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	24,000	$21	$90	$111	$0
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		4,000	2	(89)	0	(87)
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	115,000	120	194	314	0
	Pay	28-Day MXN-TIIE	5.660%	01/03/2019		150,000	(1)	436	435	0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	28,000	(23)	153	130	0
	Pay	28-Day MXN-TIIE	5.240%	10/05/2018	MXN	125,000	(44)	271	227	0
BRC	Pay	28-Day MXN-TIIE	8.780%	08/03/2016		5,700	0	46	46	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		200,000	(44)	627	583	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		115,000	146	443	589	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		217,000	181	(226)	0	(45)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		750,000	842	2,711	3,553	0
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016		5,700	0	47	47	0
	Pay	28-Day MXN-TIIE	8.720%	09/05/2016		3,000	7	17	24	0
	Pay	28-Day MXN-TIIE	8.900%	09/22/2016		52,250	0	453	453	0
DUB	Pay	28-Day MXN-TIIE	5.520%	09/07/2018		100,000	97	176	273	0
	Pay	28-Day MXN-TIIE	5.240%	10/05/2018		195,000	162	192	354	0
FBF	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	14,300	(18)	80	62	0
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		50,000	1	232	233	0
	Pay	28-Day MXN-TIIE	8.865%	09/12/2016	MXN	45,000	0	376	376	0
	Pay	28-Day MXN-TIIE	5.750%	06/11/2018		95,000	(56)	393	337	0
	Pay	28-Day MXN-TIIE	5.240%	10/05/2018		150,000	97	175	272	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		100,000	20	287	307	0
	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		225,000	140	612	752	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		550,000	661	1,944	2,605	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		122,000	554	172	726	0
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	56,100	(5)	265	260	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	475,000	85	1,298	1,383	0
	Pay	28-Day MXN-TIIE	7.580%	04/05/2034		75,000	50	381	431	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	45,000	24	185	209	0
	Pay	28-Day MXN-TIIE	8.850%	09/21/2016	MXN	80,000	0	687	687	0
MYC	Pay	28-Day MXN-TIIE	9.920%	08/12/2015		38,000	0	217	217	0
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015		250,000	6	154	160	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		650,000	50	1,864	1,914	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018		41,700	22	92	114	0
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		175,000	176	303	479	0
	Pay	28-Day MXN-TIIE	6.750%	06/05/2023		180,000	(240)	1,098	858	0
UAG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	21,000	2	95	97	0
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		8,000	5	(180)	0	(175)

							$3,040	$16,271	$19,618	$(307)

Total Swap Agreements							$8,210	$15,852	$28,592	$(4,530)

(g)	Securities with an aggregate market value of $2,039 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,894	$0	$6,894
Brazil
Corporate Bonds & Notes	0	112,944	0	112,944
Sovereign Issues	0	139,936	0	139,936
Cayman Islands
Corporate Bonds & Notes	0	20,860	0	20,860
Chile
Corporate Bonds & Notes	0	5,177	0	5,177
China
Corporate Bonds & Notes	0	4,644	0	4,644
Colombia
Corporate Bonds & Notes	0	8,610	0	8,610
Hong Kong
Corporate Bonds & Notes	0	18,057	0	18,057
India
Corporate Bonds & Notes	0	6,527	0	6,527
Indonesia
Corporate Bonds & Notes	0	4,477	0	4,477
Sovereign Issues	0	124,107	0	124,107
Ireland
Corporate Bonds & Notes	0	4,854	0	4,854
Kazakhstan
Corporate Bonds & Notes	0	9,773	0	9,773
Luxembourg
Corporate Bonds & Notes	0	21,093	0	21,093
Mexico
Corporate Bonds & Notes	0	26,233	0	26,233
Sovereign Issues	0	34,844	0	34,844
Netherlands
Corporate Bonds & Notes	0	5,642	0	5,642
Panama
Sovereign Issues	0	2,593	0	2,593
Peru
Sovereign Issues	0	5,608	0	5,608
Poland
Sovereign Issues	0	35	0	35
Qatar
Sovereign Issues	0	3,105	0	3,105
Russia
Corporate Bonds & Notes	0	3,349	0	3,349
Sovereign Issues	0	8,121	0	8,121
Singapore
Sovereign Issues	0	60	0	60
South Korea
Corporate Bonds & Notes	0	21,453	0	21,453
Sovereign Issues	0	16,692	0	16,692
United Arab Emirates
Corporate Bonds & Notes	0	3,427	0	3,427
United States
Asset-Backed Securities	0	502	0	502
Corporate Bonds & Notes	0	9,670	0	9,670
Mortgage-Backed Securities	0	4,841	0	4,841
Virgin Islands (British)
Corporate Bonds & Notes	0	61,277	0	61,277
Short-Term Instruments
Certificates of Deposit	0	44,855	0	44,855
Repurchase Agreements	0	1,388	0	1,388
Mexico Treasury Bills	0	53,599	0	53,599
U.S. Treasury Bills	0	9,632	0	9,632
	$0	$804,879	$0	$804,879

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$231,150	$0	$0	$231,150

Total Investments	$231,150	$804,879	$0	$1,036,029

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	102	0	102
Over the counter	0	31,855	0	31,855
	$0	$31,957	$0	$31,957

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(97)	0	(102)
Over the counter	0	(11,708)	0	(11,708)

	$(5)	$(11,805)	$0	$(11,810)

Totals	$231,145	$825,031	$0	$1,056,176

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 14.6%
U.S. TREASURY OBLIGATIONS 8.9%
U.S. Treasury Notes
0.500% due 10/15/2014	$1,100	$1,102

Total U.S. Treasury Obligations (Cost $1,101)		1,102

SHORT-TERM INSTRUMENTS 5.7%
SHORT-TERM NOTES 5.7%
Federal Home Loan Bank
0.076% due 11/14/2014	300	300
Freddie Mac
0.100% due 07/01/2014	400	400

		700

Total Short-Term Instruments (Cost $700)		700

Total Investments in Securities (Cost $1,801)		1,802

	SHARES
SHORT-TERM INSTRUMENTS 87.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 87.9%
PIMCO Short-Term Floating NAV Portfolio	1,088,673	10,893

Total Short-Term Instruments (Cost $10,892)		10,893

Total Investments in Affiliates (Cost $10,892)		10,893

Total Investments 102.5% (Cost $12,693)		$12,695
Financial Derivative Instruments (a) (0.2%) (Cost or Premiums, net $10)		(25)
Other Assets and Liabilities, net (2.3%)		(281)

Net Assets 100.0%		$12,389

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	GBP	650		$1,094	$0	$(18)
	07/2014	JPY	229,442		2,250	0	(15)
	07/2014		$748	AUD	800	6	0
	07/2014		800	CAD	872	17	0
	07/2014		1,900	NOK	11,435	0	(37)
	07/2014		565	NZD	650	3	0
BPS	07/2014	EUR	1,650		$2,235	0	(25)
	07/2014	JPY	152,958		1,500	0	(10)
	07/2014		$738	AUD	800	17	0
	07/2014		1,900	NOK	11,426	0	(38)
	07/2014		550	NZD	650	18	0
BRC	07/2014	EUR	800		$1,089	0	(6)
	07/2014	GBP	1,950		3,320	0	(17)
	07/2014	JPY	152,958		1,500	0	(10)
	07/2014		$400	CAD	435	8	0
	07/2014		1,900	NOK	11,546	1	(20)
CBK	07/2014	EUR	1,650		$2,235	0	(24)
	07/2014		$350	CAD	376	2	0
DUB	07/2014	GBP	650		$1,094	0	(18)
	07/2014		$2,251	AUD	2,400	9	0
	07/2014		550	BRL	1,236	8	0
	07/2014		950	NOK	5,841	1	0
FBF	07/2014	EUR	850		$1,159	0	(5)
	07/2014		$738	AUD	800	17	0
GLM	07/2014	JPY	76,558		$750	0	(6)
	07/2014		$550	BRL	1,257	18	0
	07/2014		350	CAD	381	7	0
	07/2014		900	MXN	11,668	1	(2)
	07/2014		2,244	NZD	2,600	29	0
JPM	07/2014	EUR	1,650		$2,248	0	(11)
	07/2014	GBP	1,300		2,196	0	(29)
	07/2014	JPY	152,885		1,500	0	(9)
	07/2014		$1,501	AUD	1,600	6	0
	07/2014		1,650	BRL	3,698	15	0
	07/2014		1,100	CAD	1,193	18	0
	07/2014		450	MXN	5,859	1	0
	07/2014		950	NOK	5,696	0	(22)
	07/2014		550	NZD	650	18	0
MSC	07/2014	GBP	650		$1,091	0	(22)
	07/2014		$1,503	AUD	1,600	3	0
	07/2014		1,650	BRL	3,719	25	0
	07/2014		1,800	MXN	23,403	4	(2)
	07/2014		1,679	NZD	1,950	27	0
RBC	07/2014		450	MXN	5,876	2	0
UAG	07/2014		800	INR	47,998	2	(5)

Total Forward Foreign Currency Contracts						$283	$(351)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.925	07/07/2014	AUD	1,600	$4	$0
	Call - OTC GBP versus USD		1.699	07/10/2014	GBP	1,300	4	18
	Put - OTC NZD versus USD		0.859	07/21/2014	NZD	1,300	3	2
	Put - OTC USD versus JPY	JPY	100.940	07/11/2014		$1,500	3	4
	Put - OTC USD versus JPY		101.100	07/18/2014		1,500	3	6
	Call - OTC USD versus NOK	NOK	6.099	07/02/2014		1,900	7	12
	Call - OTC USD versus NOK		6.102	07/16/2014		1,900	5	16
BRC	Call - OTC EUR versus USD		$1.373	07/22/2014	EUR	1,600	4	6
	Call - OTC GBP versus USD		1.718	07/17/2014	GBP	1,300	4	5
	Call - OTC GBP versus USD		1.716	07/24/2014		1,300	4	8
	Call - OTC USD versus CAD	CAD	1.097	07/15/2014		$800	1	0
	Put - OTC USD versus JPY	JPY	101.500	07/03/2014		1,500	3	5
	Put - OTC USD versus JPY		100.378	07/25/2014		1,500	3	3
	Call - OTC USD versus NOK	NOK	6.226	07/23/2014		1,900	5	3
CBK	Call - OTC EUR versus USD		$1.368	07/08/2014	EUR	1,600	5	7
	Call - OTC EUR versus USD		1.368	07/15/2014		1,700	5	10
GLM	Call - OTC USD versus BRL	BRL	2.333	07/03/2014		$1,100	5	0
	Call - OTC USD versus MXN	MXN	13.090	07/03/2014		900	3	0
	Call - OTC USD versus MXN		13.184	07/10/2014		900	2	1
JPM	Put - OTC AUD versus USD		$0.927	07/14/2014	AUD	1,600	4	1
	Call - OTC EUR versus USD		1.380	07/01/2014	EUR	1,700	5	0
	Put - OTC NZD versus USD		0.836	07/07/2014	NZD	1,300	3	0
	Call - OTC USD versus BRL	BRL	2.287	07/10/2014		$1,100	4	1
	Call - OTC USD versus CAD	CAD	1.104	07/02/2014		800	2	0
	Call - OTC USD versus CAD		1.099	07/09/2014		700	1	0
	Call - OTC USD versus CAD		1.082	07/23/2014		700	1	1
	Call - OTC USD versus MXN	MXN	13.190	07/17/2014		900	3	1
	Call - OTC USD versus NOK	NOK	6.072	07/09/2014		1,900	5	21
MSB	Put - OTC AUD versus USD		$0.930	07/21/2014	AUD	1,600	4	3
	Put - OTC AUD versus USD		0.927	07/28/2014		1,600	4	4
	Call - OTC GBP versus USD		1.694	07/03/2014	GBP	1,300	5	23
	Put - OTC NZD versus USD		0.855	07/14/2014	NZD	1,300	3	1
	Put - OTC NZD versus USD		0.861	07/28/2014		1,300	4	4
	Call - OTC USD versus BRL	BRL	2.291	07/17/2014		$1,100	5	1
	Call - OTC USD versus BRL		2.266	07/24/2014		1,100	5	4
	Call - OTC USD versus MXN	MXN	13.230	07/24/2014		900	3	2
UAG	Call - OTC USD versus INR	INR	60.340	07/02/2014		200	1	0
	Call - OTC USD versus INR		60.250	07/08/2014		200	1	1
	Call - OTC USD versus INR		61.750	07/15/2014		200	1	0
	Call - OTC USD versus INR		61.350	07/22/2014		200	1	0

							$138	$174

Total Purchased Options							$138	$174

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.946	07/07/2014	AUD	1,600	$(4)	$(4)
	Put - OTC GBP versus USD		1.668	07/10/2014	GBP	1,300	(5)	0
	Call - OTC NZD versus USD		0.880	07/21/2014	NZD	1,300	(3)	(4)
	Call - OTC USD versus JPY	JPY	103.140	07/11/2014		$1,500	(3)	0
	Call - OTC USD versus JPY		103.060	07/18/2014		1,500	(3)	(1)
	Put - OTC USD versus NOK	NOK	5.923	07/02/2014		1,900	(6)	0
	Put - OTC USD versus NOK		5.967	07/16/2014		1,900	(5)	0
BRC	Put - OTC EUR versus USD		$1.349	07/22/2014	EUR	1,600	(4)	(1)
	Put - OTC GBP versus USD		1.689	07/17/2014	GBP	1,300	(4)	(1)
	Put - OTC GBP versus USD		1.685	07/24/2014		1,300	(4)	(1)
	Put - OTC USD versus CAD	CAD	1.079	07/15/2014		$800	(1)	(9)
	Call - OTC USD versus JPY	JPY	103.570	07/03/2014		1,500	(3)	0
	Call - OTC USD versus JPY		102.384	07/25/2014		1,500	(3)	(3)
	Put - OTC USD versus NOK	NOK	6.078	07/23/2014		1,900	(5)	(4)
CBK	Put - OTC EUR versus USD		$1.340	07/08/2014	EUR	1,600	(5)	0
	Put - OTC EUR versus USD		1.341	07/15/2014		1,700	(5)	0
GLM	Put - OTC USD versus BRL	BRL	2.247	07/03/2014		$1,100	(4)	(17)
	Put - OTC USD versus MXN	MXN	12.768	07/03/2014		900	(2)	0
	Put - OTC USD versus MXN		12.864	07/10/2014		900	(2)	(1)
JPM	Call - OTC AUD versus USD		$0.948	07/14/2014	AUD	1,600	(3)	(4)
	Put - OTC EUR versus USD		1.346	07/01/2014	EUR	1,700	(6)	0
	Call - OTC NZD versus USD		0.857	07/07/2014	NZD	1,300	(3)	(23)
	Put - OTC USD versus BRL	BRL	2.215	07/10/2014		$1,100	(4)	(6)
	Put - OTC USD versus CAD	CAD	1.082	07/02/2014		800	(2)	(11)
	Put - OTC USD versus CAD		1.079	07/09/2014		700	(1)	(8)
	Put - OTC USD versus CAD		1.065	07/23/2014		700	(1)	(2)
	Put - OTC USD versus MXN	MXN	12.880	07/17/2014		900	(2)	(2)
	Put - OTC USD versus NOK	NOK	5.927	07/09/2014		1,900	(5)	0
MSB	Call - OTC AUD versus USD		$0.951	07/21/2014	AUD	1,600	(3)	(3)
	Call - OTC AUD versus USD		0.949	07/28/2014		1,600	(3)	(3)
	Put - OTC GBP versus USD		1.662	07/03/2014	GBP	1,300	(4)	0
	Call - OTC NZD versus USD		0.877	07/14/2014	NZD	1,300	(3)	(4)
	Call - OTC NZD versus USD		0.884	07/28/2014		1,300	(3)	(3)
	Put - OTC USD versus BRL	BRL	2.219	07/17/2014		$1,100	(4)	(8)
	Put - OTC USD versus BRL		2.192	07/24/2014		1,100	(4)	(3)
	Put - OTC USD versus MXN	MXN	12.914	07/24/2014		900	(2)	(3)
UAG	Put - OTC USD versus INR	INR	58.650	07/02/2014		200	(1)	0
	Put - OTC USD versus INR		58.700	07/08/2014		200	(1)	0
	Put - OTC USD versus INR		59.820	07/15/2014		200	(1)	(1)
	Put - OTC USD versus INR		59.650	07/22/2014		200	(1)	(1)

							$(128)	$(131)

Total Written Options							$(128)	$(131)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,102	$0	$1,102
Short-Term Instruments
Short-Term Notes	0	700	0	700
	$0	$1,802	$0	$1,802

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,893	$0	$0	$10,893

Total Investments	$10,893	$1,802	$0	$12,695

Financial Derivative Instruments - Assets
Over the counter	0	457	0	457

Financial Derivative Instruments - Liabilities
Over the counter	0	(482)	0	(482)

Totals	$10,893	$1,777	$0	$12,670

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.0%
BANK LOAN OBLIGATIONS 40.8%
Ancestry.com, Inc.
4.000% due 05/15/2018		$689	$690
4.500% due 12/28/2018		2,850	2,857
Arch Coal, Inc.
6.250% due 05/16/2018		2,364	2,325
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		981	984
Chrysler Group LLC
3.250% due 12/31/2018		848	847
CityCenter Holdings LLC
5.000% due 10/16/2020		2,273	2,294
Community Health Systems, Inc.
4.250% due 01/27/2021		498	501
Dell, Inc.
4.500% due 04/29/2020		3,214	3,233
Energy Future Holdings Corp.
4.250% due 06/19/2016		182,410	183,847
First Data Corp.
4.154% due 09/24/2018		750	752
Gates Corp.
TBD% due 04/25/2015		20,000	19,827
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		2,943	2,943
H.J. Heinz Co.
3.500% due 06/05/2020		3,465	3,495
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		316	316
Ortho-Clinical Diagnostics, Inc.
TBD% due 06/30/2021		850	857
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		1,000	1,005
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		3,589	3,590

Total Bank Loan Obligations (Cost $227,853)			230,363

CORPORATE BONDS & NOTES 101.7%
BANKING & FINANCE 35.6%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,000	1,009
AGFC Capital Trust
6.000% due 01/15/2067 (i)		6,500	5,622
Ally Financial, Inc.
5.500% due 02/15/2017 (i)		2,887	3,134
7.500% due 09/15/2020 (i)		1,950	2,357
8.000% due 03/15/2020		600	730
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	400	738
Banco Panamericano S.A.
5.500% due 08/04/2015		$1,250	1,294
Banque PSA Finance S.A.
4.000% due 06/24/2015 (i)	EUR	2,000	2,807
Blackstone CQP HoldCo LP
2.324% due 03/18/2019		$27,998	28,275
Boats Investments Netherlands BV (11.000% Cash or 11.000% PIK)
11.000% due 03/31/2017 (b)	EUR	6,409	3,947
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	1,031
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$300	325
CIT Group, Inc.
4.250% due 08/15/2017 (i)		2,425	2,536
5.000% due 05/15/2017 (i)		6,350	6,783
5.000% due 08/15/2022 (i)		4,925	5,116
5.000% due 08/01/2023 (i)		2,625	2,694
5.250% due 03/15/2018		100	108
Credit Suisse
6.500% due 08/08/2023 (i)		3,000	3,337
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		1,400	1,553
Denali Borrower LLC
5.625% due 10/15/2020 (i)		11,600	12,325
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,260

E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,631
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	935
2.000% due 09/15/2015 (i)		$5,050	5,058
2.375% due 05/25/2016 (i)		2,550	2,556
3.000% due 11/17/2014		800	806
5.500% due 05/25/2016		1,625	1,735
5.500% due 06/26/2017 (i)		9,825	10,561
Exeter Finance Corp.
9.750% due 05/20/2019 (a)		7,500	7,500
Fidelity & Guaranty Life Holdings, Inc.
6.375% due 04/01/2021		1,175	1,266
General Motors Financial Co., Inc.
4.750% due 08/15/2017		1,000	1,066
GMAC International Finance BV
7.500% due 04/21/2015 (i)	EUR	5,000	7,194
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,350	2,496
Hockey Merger Sub, Inc.
7.875% due 10/01/2021 (i)		$1,750	1,883
International Lease Finance Corp.
3.875% due 04/15/2018		2,000	2,054
5.750% due 05/15/2016 (i)		2,750	2,951
National Financial Partners Corp.
9.000% due 07/15/2021		1,200	1,314
Nationstar Mortgage LLC
9.625% due 05/01/2019		3,050	3,416
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (i)		2,325	2,494
Oxford Finance LLC
7.250% due 01/15/2018		625	661
Provident Funding Associates LP
6.750% due 06/15/2021		875	890
10.125% due 02/15/2019 (i)		10,975	11,949
Regions Financial Corp.
7.375% due 12/10/2037 (i)		2,775	3,509
SLM Corp.
5.500% due 01/25/2023		675	670
5.625% due 08/01/2033 (i)		2,500	2,172
6.250% due 01/25/2016		1,500	1,599
8.450% due 06/15/2018 (i)		3,600	4,264
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		1,500	1,567
Springleaf Finance Corp.
5.400% due 12/01/2015		2,044	2,152
6.900% due 12/15/2017		200	222
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,000	1,052
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,050	3,562
10.500% due 02/15/2019		300	498
Virgin Media Secured Finance PLC
5.500% due 01/15/2021 (i)		12,620	22,529

			201,193

INDUSTRIALS 56.2%
Activision Blizzard, Inc.
5.625% due 09/15/2021		$500	540
Aguila S.A.
7.875% due 01/31/2018		1,950	2,058
Air Canada Pass-Through Trust
5.375% due 11/15/2022		192	199
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,907	2,040
Alere, Inc.
6.500% due 06/15/2020		1,000	1,055
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,605
Altice S.A.
7.250% due 05/15/2022 (i)	EUR	1,500	2,182
7.750% due 05/15/2022 (i)		$1,775	1,899
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,247	1,359
Ancestry.com, Inc.
11.000% due 12/15/2020 (i)		4,000	4,710
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)		1,500	1,558
Avis Budget Car Rental LLC
2.977% due 12/01/2017		550	564
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (i)		4,223	4,371
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	479

Biomet, Inc.
6.500% due 08/01/2020 (i)		2,475	2,679
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		650	696
Brakes Capital
7.125% due 12/15/2018	GBP	700	1,231
CCO Holdings LLC
5.750% due 01/15/2024 (i)		$1,800	1,845
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		1,500	1,725
Centene Corp.
4.750% due 05/15/2022		1,450	1,474
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	400	607
Chrysler Group LLC
8.000% due 06/15/2019 (i)		$2,125	2,319
8.250% due 06/15/2021 (i)		3,250	3,689
Citgo Petroleum Corp.
11.500% due 07/01/2017 (i)		32,880	34,976
Clear Channel Communications, Inc.
10.000% due 01/15/2018		1,400	1,360
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	483
CMA CGM S.A.
8.875% due 04/15/2019	EUR	1,000	1,451
Coeur Mining, Inc.
7.875% due 02/01/2021		$1,400	1,414
Columbus International, Inc.
7.375% due 03/30/2021 (i)		3,000	3,244
Community Health Systems, Inc.
6.875% due 02/01/2022		750	799
8.000% due 11/15/2019 (i)		3,000	3,292
Constellation Brands, Inc.
6.000% due 05/01/2022		875	987
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)(i)		4,000	4,100
ConvaTec Healthcare E S.A.
7.375% due 12/15/2017 (i)	EUR	5,000	7,264
CSC Holdings LLC
6.750% due 11/15/2021		$150	166
7.875% due 02/15/2018		150	174
CVR Refining LLC
6.500% due 11/01/2022 (i)		4,000	4,240
Delhaize Group S.A.
5.700% due 10/01/2040 (i)		764	816
Dell, Inc.
5.400% due 09/10/2040		550	479
6.500% due 04/15/2038		2,075	1,956
7.100% due 04/15/2028		200	207
Dex Media, Inc. (7.000% Cash and 7.000% PIK)
14.000% due 01/29/2017 (b)		23	16
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,068
DISH DBS Corp.
5.000% due 03/15/2023		1,750	1,787
6.750% due 06/01/2021 (i)		2,700	3,085
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (b)	EUR	3,000	4,091
DynCorp International, Inc.
10.375% due 07/01/2017 (i)		$800	837
El Paso LLC
7.250% due 06/01/2018		925	1,058
Eldorado Resorts LLC
8.625% due 06/15/2019		1,000	1,085
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,150
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		1,000	1,001
Enterprise Products Operating LLC
7.034% due 01/15/2068 (i)		1,160	1,325
8.375% due 08/01/2066 (i)		3,905	4,398
Era Group, Inc.
7.750% due 12/15/2022		1,000	1,068
FGI Operating Co. LLC
7.875% due 05/01/2020 (i)		3,275	3,504
First Data Corp.
6.750% due 11/01/2020		875	949
First Quantum Minerals Ltd.
6.750% due 02/15/2020		833	862
7.000% due 02/15/2021		833	861
Fly Leasing Ltd.
6.750% due 12/15/2020		2,000	2,135
Forest Laboratories, Inc.
4.375% due 02/01/2019		500	541
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	1,710

Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	396
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,250	1,251
Griffon Corp.
5.250% due 03/01/2022		$300	299
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022		900	936
Hartford HealthCare Corp.
5.746% due 04/01/2044 (i)		1,000	1,112
HCA Holdings, Inc.
6.250% due 02/15/2021		800	861
HCA, Inc.
6.500% due 02/15/2020 (i)		2,875	3,242
7.250% due 09/15/2020 (i)		2,650	2,842
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,900	3,785
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$400	426
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		400	447
Huntsman International LLC
4.875% due 11/15/2020		1,200	1,248
5.125% due 04/15/2021	EUR	1,000	1,451
Ineos Finance PLC
7.500% due 05/01/2020		$1,575	1,721
8.375% due 02/15/2019		1,875	2,055
INEOS Group Holdings S.A.
5.750% due 02/15/2019 (i)	EUR	3,000	4,252
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$1,250	1,322
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2021		250	283
Kinetic Concepts, Inc.
12.500% due 11/01/2019 (i)		1,650	1,906
Laba Royalty Sub LLC
9.000% due 05/15/2029		5,000	5,020
Laredo Petroleum, Inc.
9.500% due 02/15/2019		3,000	3,292
Lightstream Resources Ltd.
8.625% due 02/01/2020		675	712
MGM Resorts International
6.625% due 12/15/2021 (i)		2,500	2,784
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	1,073
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		1,500	1,575
Murphy Oil USA, Inc.
6.000% due 08/15/2023		625	661
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	1,300	2,129
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)		$800	840
New Gold, Inc.
6.250% due 11/15/2022		800	836
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	9,404
Numericable Group S.A.
6.000% due 05/15/2022 (i)		3,250	3,384
6.250% due 05/15/2024		675	705
Ono Finance PLC
10.875% due 07/15/2019 (i)		3,000	3,292
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	644
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	754
Penn National Gaming, Inc.
5.875% due 11/01/2021		575	545
Perstorp Holding AB
8.750% due 05/15/2017		750	808
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,500	936
5.500% due 04/12/2037		1,500	906
PHH Corp.
6.375% due 08/15/2021 (i)		5,134	5,455
7.375% due 09/01/2019 (i)		2,150	2,478
9.250% due 03/01/2016 (i)		11,925	13,416
Pinnacol Assurance
8.625% due 06/25/2034 (f)		5,000	5,052
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		600	656
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	300	520
Quality Distribution LLC
9.875% due 11/01/2018 (i)		$3,600	3,870

Regal Entertainment Group
5.750% due 03/15/2022 (i)		3,200	3,328
Regency Energy Partners LP
4.500% due 11/01/2023 (i)		2,600	2,587
5.750% due 09/01/2020		900	974
Rex Energy Corp.
8.875% due 12/01/2020		1,000	1,115
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,000	1,060
7.125% due 04/15/2019 (i)		775	814
7.875% due 08/15/2019		1,200	1,312
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		434	475
Rockies Express Pipeline LLC
3.900% due 04/15/2015		500	506
6.875% due 04/15/2040		700	676
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		1,000	1,044
Samson Investment Co.
10.750% due 02/15/2020 (i)		2,500	2,647
Sanchez Energy Corp.
7.750% due 06/15/2021 (i)		3,250	3,542
Sappi Papier Holding GmbH
7.750% due 07/15/2017		1,100	1,229
Schaeffler Finance BV
4.750% due 05/15/2021		500	518
Sealed Air Corp.
6.500% due 12/01/2020		300	339
6.875% due 07/15/2033		500	523
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	305
T-Mobile USA, Inc.
6.464% due 04/28/2019		1,950	2,057
6.542% due 04/28/2020 (i)		2,800	3,034
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,250	1,262
4.750% due 06/01/2020 (i)		3,000	3,082
5.000% due 03/01/2019		2,000	2,032
Time, Inc.
5.750% due 04/15/2022		250	253
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		525	554
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		1,600	1,678
Tutor Perini Corp.
7.625% due 11/01/2018		1,000	1,056
U.S. Foods, Inc.
8.500% due 06/30/2019 (i)		5,000	5,357
Unit Corp.
6.625% due 05/15/2021		400	429
United Airlines, Inc.
6.750% due 09/15/2015 (i)		3,350	3,388
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,484
Unitymedia KabelBW GmbH
9.625% due 12/01/2019 (i)		8,700	12,824
UPCB Finance Ltd.
6.875% due 01/15/2022		$1,500	1,646
7.625% due 01/15/2020	EUR	750	1,094
USG Corp.
5.875% due 11/01/2021		$225	239
Videotron Ltd.
5.375% due 06/15/2024		875	899
Virgin Australia Trust
6.000% due 04/23/2022		72	75
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		500	516
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,500	1,586
5.750% due 03/15/2021		1,250	1,372
Windstream Corp.
7.750% due 10/15/2020		700	762
Wise Metals Group LLC
8.750% due 12/15/2018		1,000	1,090
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,957
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	1,000	1,449

			317,574

UTILITIES 9.9%
AES Corp.
3.229% due 06/01/2019		$2,225	2,247
7.375% due 07/01/2021 (i)		1,600	1,880

CenturyLink, Inc.
5.625% due 04/01/2020	850	903
Covanta Holding Corp.
5.875% due 03/01/2024	300	312
Frontier Communications Corp.
7.125% due 01/15/2023	500	533
MarkWest Energy Partners LP
4.500% due 07/15/2023	1,000	1,025
Midwest Generation LLC
8.560% due 01/02/2016	532	547
NGPL PipeCo LLC
7.119% due 12/15/2017	1,892	1,930
NRG Energy, Inc.
6.625% due 03/15/2023	650	707
NSG Holdings LLC
7.750% due 12/15/2025 (i)	4,450	4,828
Parsley Energy LLC
7.500% due 02/15/2022	1,500	1,609
Red Oak Power LLC
8.540% due 11/30/2019	399	436
9.200% due 11/30/2029	2,200	2,453
Sprint Capital Corp.
6.900% due 05/01/2019	650	720
8.750% due 03/15/2032	1,350	1,566
Sprint Corp.
7.125% due 06/15/2024 (i)	10,125	10,758
7.875% due 09/15/2023 (i)	13,350	14,885
Tenaska Alabama Partners LP
7.000% due 06/30/2021 (i)	6,770	7,210
Westmoreland Coal Co.
10.750% due 02/01/2018	1,475	1,587

		56,136

Total Corporate Bonds & Notes (Cost $552,434)		574,903

MUNICIPAL BONDS & NOTES 2.4%
ARIZONA 0.3%
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,700	1,877

CALIFORNIA 0.2%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,068

GEORGIA 1.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	4,500	5,512

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	93

VIRGINIA 0.2%
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.125% due 01/01/2043	1,000	987

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,635	3,978

Total Municipal Bonds & Notes (Cost $12,102)		13,515

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
2.471% due 10/25/2035	208	186
American Home Mortgage Assets Trust
0.382% due 09/25/2046 ^	99	5
1.043% due 11/25/2046	878	496
6.250% due 06/25/2037	370	254
Banc of America Alternative Loan Trust
0.552% due 05/25/2035	87	67
Banc of America Funding Corp.
2.618% due 03/20/2036 ^	297	260
Bear Stearns Adjustable Rate Mortgage Trust
2.663% due 10/25/2035	29	29
Bear Stearns Alt-A Trust
2.326% due 01/25/2035	11	10
Citigroup Mortgage Loan Trust, Inc.
2.500% due 11/25/2035	932	931

Countrywide Alternative Loan Trust
0.332% due 05/25/2047	50	43
0.363% due 03/20/2046	76	59
0.412% due 07/25/2046 ^	391	175
1.123% due 12/25/2035	136	107
5.265% due 10/25/2035 ^	95	79
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	349	316
6.000% due 05/25/2036 ^	168	157
Credit Suisse Mortgage-Backed Trust
6.172% due 06/25/2036 ^	685	450
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	107	111
Downey Savings & Loan Association Mortgage Loan Trust
0.405% due 03/19/2045	52	48
First Horizon Alternative Mortgage Securities Trust
2.237% due 09/25/2035	748	666
6.000% due 05/25/2036	162	139
GMAC Mortgage Corp. Loan Trust
2.944% due 04/19/2036	527	478
GSR Mortgage Loan Trust
2.626% due 11/25/2035	180	177
2.634% due 05/25/2035	1,395	1,278
2.849% due 04/25/2035	5	5
HarborView Mortgage Loan Trust
0.345% due 01/19/2038	41	36
0.395% due 03/19/2036	713	530
IndyMac Mortgage Loan Trust
4.574% due 09/25/2035	131	117
JPMorgan Mortgage Trust
2.179% due 07/27/2037	661	571
2.625% due 07/25/2035	207	208
2.646% due 04/25/2035	233	238
6.000% due 08/25/2037 ^	197	176
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	290	296
Residential Accredit Loans, Inc. Trust
0.482% due 03/25/2037	535	201
5.500% due 02/25/2036 ^	474	377
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	164	147
Sequoia Mortgage Trust
0.503% due 07/20/2033	21	20
Structured Asset Mortgage Investments Trust
0.372% due 05/25/2036	47	35
WaMu Mortgage Pass-Through Certificates Trust
0.893% due 05/25/2047	569	504
1.829% due 10/25/2036 ^	336	277
4.689% due 07/25/2037 ^	329	307
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 03/25/2035	510	504

Total Mortgage-Backed Securities (Cost $9,321)		11,070

ASSET-BACKED SECURITIES 2.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	11,095	11,774
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.200% due 12/25/2033	264	256
Carrington Mortgage Loan Trust
0.302% due 08/25/2036	100	64
Credit-Based Asset Servicing and Securitization LLC
4.214% due 01/25/2037 ^	1,162	641
GSAMP Trust
0.302% due 08/25/2036	94	71
Mid-State Trust
7.791% due 03/15/2038	21	22
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 05/25/2037	186	124
Option One Mortgage Loan Trust Asset-Backed Certificates
1.127% due 08/25/2033	105	95
Residential Asset Securities Corp. Trust
0.302% due 08/25/2036	68	61

6.980% due 09/25/2031	1,805	1,757

Total Asset-Backed Securities (Cost $13,044)		14,865

SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
9.250% due 07/24/2017	3,000	3,056

Total Sovereign Issues (Cost $2,821)		3,056

	SHARES
COMMON STOCKS 2.5%
CONSUMER STAPLES 0.4%
Throwdown Industries, Inc. (f)	2,500,000	2,501

FINANCIALS 0.8%
CIT Group, Inc. (h)	31,331	1,434
EME Reorganization Trust (c)	11,455,839	1,822
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	0
PHH Corp. (c)(h)	55,000	1,264

		4,520

HEALTH CARE 1.3%
NVHL S.A. ‘A’ (c)(f)	231,498	730
NVHL S.A. ‘B’ (c)(f)	231,498	729
NVHL S.A. ‘C’ (c)(f)	231,498	729
NVHL S.A. ‘D’ (c)(f)	231,498	729
NVHL S.A. ‘E’ (c)(f)	231,498	729
NVHL S.A. ‘F’ (c)(f)	231,498	729
NVHL S.A. ‘G’ (c)(f)	231,498	729
NVHL S.A. ‘H’ (c)(f)	231,498	729
NVHL S.A. ‘I’ (c)(f)	231,498	729
NVHL S.A. ‘J’ (c)(f)	231,498	729

		7,291

Total Common Stocks (Cost $14,106)		14,312

WARRANTS 0.0%
CONSUMER STAPLES 0.0%
Throwdown Industries, Inc. - Exp. 06/12/17	1	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 3.4%
BANKING & FINANCE 3.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	12,000	14,561
FelCor Lodging Trust, Inc.
8.000% due 07/30/2014 (e)	20,000	516
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,368

Total Preferred Securities (Cost $16,533)		19,445

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (g) 3.8%		21,378

U.S. TREASURY BILLS 1.3%
0.057% due 07/24/2014 - 12/04/2014 (d)(h)(k)(m)	$7,295	7,295

Total Short-Term Instruments (Cost $28,566)		28,673

Total Investments in Securities (Cost $876,780)		910,202

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio	382,718	3,830

Total Short-Term Instruments (Cost $3,829)		3,830

Total Investments in Affiliates (Cost $3,829)		3,830

Total Investments 161.7% (Cost $880,609)		$914,032
Financial Derivative Instruments (j)(l) 0.4% (Cost or Premiums, net $3,298)		2,427
Other Assets and Liabilities, net (62.1%)		(351,144)

Net Assets 100.0%		$565,315

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’			03/09/2012 - 05/01/2013	$723	$730	0.13%
NVHL S.A. ‘B’			03/09/2012 - 05/01/2013	723	729	0.13%
NVHL S.A. ‘C’			03/09/2012 - 05/01/2013	723	729	0.13%
NVHL S.A. ‘D’			03/09/2012 - 05/01/2013	723	729	0.13%
NVHL S.A. ‘E’			03/09/2012 - 05/01/2013	724	729	0.13%
NVHL S.A. ‘F’			03/09/2012 - 05/01/2013	724	729	0.13%
NVHL S.A. ‘G’			03/09/2012 - 05/01/2013	724	729	0.13%
NVHL S.A. ‘H’			03/09/2012 - 05/01/2013	724	729	0.13%
NVHL S.A. ‘I’			03/09/2012 - 05/01/2013	724	729	0.13%
NVHL S.A. ‘J’			03/09/2012 - 05/01/2013	724	729	0.13%
Throwdown Industries, Inc.			06/10/2014	2,500	2,501	0.44%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	5,000	5,052	0.89%

				$14,736	$14,844	2.63%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BRC	(1.250%)	06/27/2014	12/31/2014	EUR	6,381	Credit Agricole S.A. 5.125% due 04/18/2023	$(8,748)	$8,738	$8,733
DEU	(0.150%)	05/20/2014	05/19/2016		$5,356	Peabody Energy Corp. 6.000% due 11/15/2018	(5,416)	5,356	5,355
GRE	(0.100%)	05/21/2014	05/20/2016		2,140	Peabody Energy Corp. 6.000% due 11/15/2018	(2,167)	2,140	2,140
SBI	(0.350%)	02/07/2013	02/04/2015	EUR	3,566	Barclays Bank PLC 4.875% due 08/13/2019	(5,035)	4,883	4,859
SSB	0.000%	06/30/2014	07/01/2014		$261	Freddie Mac 2.070% due 11/07/2022	(268)	261	261

Total Repurchase Agreements							$(21,634)	$21,378	$21,348

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.550%	06/09/2014	07/14/2014		$(2,027)	$(2,028)
	0.600%	05/13/2014	08/13/2014		(3,572)	(3,575)
	0.600%	05/16/2014	07/16/2014		(13,504)	(13,514)
	0.600%	05/21/2014	07/16/2014		(5,126)	(5,130)
BPG	0.330%	06/16/2014	07/16/2014		(1,807)	(1,807)
CFR	0.400%	06/13/2014	07/18/2014	EUR	(2,862)	(3,920)
	0.550%	06/13/2014	07/11/2014		(1,457)	(1,996)
	0.600%	06/13/2014	07/18/2014		(1,914)	(2,621)
	0.650%	06/13/2014	07/11/2014		(13,378)	(18,324)
	0.650%	06/13/2014	07/18/2014		(4,782)	(6,550)
DEU	0.560%	05/28/2014	08/27/2014		$(2,530)	(2,531)
	0.570%	06/23/2014	08/21/2014		(23,453)	(23,456)
	0.590%	05/28/2014	08/27/2014		(14,881)	(14,889)
	0.590%	05/30/2014	09/02/2014		(4,939)	(4,942)
	0.590%	06/02/2014	09/02/2014		(2,433)	(2,434)
	0.590%	06/12/2014	09/12/2014		(11,811)	(11,815)
	0.590%	06/13/2014	09/15/2014		(43,230)	(43,243)
	0.590%	06/19/2014	09/18/2014		(8,247)	(8,249)
	0.590%	06/20/2014	09/22/2014		(2,088)	(2,088)
	0.590%	06/23/2014	09/24/2014		(10,355)	(10,356)
	0.590%	06/26/2014	08/27/2014		(3,976)	(3,976)
RDR	0.596%	05/19/2014	08/19/2014		(4,367)	(4,370)
	0.600%	05/27/2014	08/27/2014		(14,423)	(14,431)
RYL	0.750%	04/28/2014	07/28/2014	GBP	(8,815)	(15,105)
UBS	0.350%	05/30/2014	07/08/2014		$(1,253)	(1,253)
	0.450%	05/30/2014	07/08/2014		(3,213)	(3,214)
	0.500%	05/29/2014	07/08/2014		(8,069)	(8,073)
	0.500%	06/04/2014	07/09/2014		(22,077)	(22,085)
	0.500%	06/09/2014	08/11/2014		(2,896)	(2,897)
	0.500%	06/18/2014	07/18/2014		(7,917)	(7,919)
	0.500%	06/25/2014	07/25/2014		(5,034)	(5,035)
	0.540%	05/22/2014	07/22/2014		(9,466)	(9,472)
	0.550%	05/30/2014	07/08/2014		(2,422)	(2,423)
	0.550%	06/18/2014	07/18/2014		(10,280)	(10,282)
	0.600%	06/09/2014	08/11/2014		(11,014)	(11,018)
	0.600%	06/18/2014	07/18/2014		(5,006)	(5,007)

Total Reverse Repurchase Agreements						$(310,028)

(2)	As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $206,086 at a weighted average interest rate of 0.576%.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
BCY	Peabody Energy Corp.	6.000%	11/15/2018		$7,000	(7,480)	(7,386)
BPS	Credit Agricole S.A.	5.125%	04/18/2023	EUR	5,000	(7,993)	(8,767)
JML	Barclays Bank PLC	4.875%	08/13/2019		3,000	(4,744)	(5,082)

						$(20,217)	$(21,235)

				Shares
GSC	Alcoa, Inc.				100,000	(1,213)	(1,489)
	Societe Generale S.A.				60,000	(3,756)	(3,143)

						$(4,969)	$(4,632)

Total Short Sales						$(25,186)	$(25,867)

(3)	Payable for short sales includes $301 of accrued interest.

(h)	Securities with an aggregate market value of $3,270 and cash of $3,911 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $336,446 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$114.000	08/22/2014	617	$5	$10

Total Purchased Options				$5	$10

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	150	$19	$0	$(8)
90-Day Eurodollar March Futures	Short	03/2016	150	10	0	(9)
E-mini S&P 500 Index September Futures	Short	09/2014	261	(163)	0	(5)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2014	170	(493)	61	(19)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	617	(270)	48	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	44	(43)	0	(12)

Total Futures Contracts				$(940)	$109	$(53)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$20,295	$(1,961)	$(1,312)	$27	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$34,100	$1,355	$800	$0	$(52)

Total Swap Agreements					$(606)	$(512)	$27	$(52)

(k)	Securities with an aggregate market value of $3,083 and cash of $894 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2014	AUD	9,768		$9,019	$0	$(192)
	07/2014	EUR	2,720		3,710	0	(14)
BRC	07/2014		207		283	0	(1)
	09/2014	GBP	9,823		16,488	0	(314)
CBK	07/2014	EUR	2,707		3,702	0	(5)
	08/2014		212		289	0	(2)
	09/2014		$1,065	GBP	626	6	0
DUB	07/2014		31,176	EUR	22,939	234	0
	08/2014	EUR	24,703		$33,584	0	(246)
GLM	07/2014		36,667		50,218	10	0
	07/2014		$9,018	AUD	9,700	128	0
	08/2014	JPY	290,000		$2,864	1	0
JPM	07/2014		298,485		2,939	0	(7)
	07/2014		$2,931	JPY	298,485	16	0
	08/2014		2,940		298,485	7	0
RBC	07/2014		33,643	EUR	24,878	422	0
	09/2014	CAD	1,538		$1,415	0	(24)
UAG	07/2014	EUR	5,516		7,508	0	(45)

Total Forward Foreign Currency Contracts						$824	$(850)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.262%	EUR	5,000	$147	$(313)	$0	$(166)
BPS	Best Buy Co., Inc.	(5.000%	)	09/20/2014	0.375%		$3,000	4	(40)	0	(36)
	Staples, Inc.	(1.000%	)	09/20/2018	1.643%		8,000	208	(2)	206	0
BRC	JPMorgan Chase & Co.	(1.000%	)	12/20/2016	0.307%		3,000	87	(139)	0	(52)
CBK	Assured Guaranty Corp.	(5.000%	)	12/20/2015	0.972%		1,500	(60)	(32)	0	(92)
	Assured Guaranty Corp.	(5.000%	)	12/20/2016	1.518%		2,000	(73)	(100)	0	(173)
	Turkey Government International Bond	(1.000%	)	03/20/2019	1.632%		5,400	377	(226)	151	0
DUB	Assured Guaranty Corp.	(5.000%	)	06/20/2016	1.240%		3,000	(260)	34	0	(226)
	Gannett Co., Inc.	(5.000%	)	06/20/2016	0.464%		15,000	(1,288)	(82)	0	(1,370)
	MBIA, Inc.	(5.000%	)	06/20/2016	2.369%		3,000	(242)	86	0	(156)
GST	ArcelorMittal	(1.000%	)	06/20/2024	3.464%	EUR	2,000	528	(7)	521	0
	AutoZone, Inc.	(1.000%	)	12/20/2016	0.139%		$3,000	(45)	(20)	0	(65)
	Best Buy Co., Inc.	(5.000%	)	09/20/2014	0.375%		2,000	45	(69)	0	(24)
	Best Buy Co., Inc.	(5.000%	)	03/20/2015	0.375%		2,000	140	(210)	0	(70)
	MBIA, Inc.	(5.000%	)	12/20/2015	1.957%		1,500	11	(80)	0	(69)
	MBIA, Inc.	(5.000%	)	12/20/2016	2.771%		2,000	45	(153)	0	(108)
	Turkey Government International Bond	(1.000%	)	03/20/2019	1.632%		1,600	116	(71)	45	0
JPM	Alcoa, Inc.	(1.000%	)	03/20/2019	1.222%		6,000	195	(136)	59	0
	Peabody Energy Corp.	(5.000%	)	06/20/2019	3.195%		3,000	(254)	5	0	(249)
MYC	MBIA, Inc.	(5.000%	)	06/20/2017	3.162%		2,000	(165)	60	0	(105)

								$(484)	$(1,495)	$982	$(2,961)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Altice Finco S.A.	5.000%	06/20/2019	3.270%	EUR	3,000	$111	$219	$330	$0
CBK	Ally Financial, Inc.	5.000%	09/20/2015	0.404%		$20,000	1,151	12	1,163	0
	CIT Group, Inc.	5.000%	09/20/2015	0.533%		20,000	1,106	23	1,129	0
	Dell, Inc.	1.000%	06/20/2019	2.245%		6,000	(661)	317	0	(344)
	HCA, Inc.	5.000%	03/20/2015	0.357%		8,000	277	6	283	0
	International Lease Finance Corp.	5.000%	09/20/2015	0.487%		12,000	669	16	685	0
	Navient LLC	5.000%	09/20/2015	0.426%		12,000	677	18	695	0
DUB	International Lease Finance Corp.	5.000%	06/20/2020	1.839%		1,675	168	120	288	0
GST	NRG Energy, Inc.	5.000%	06/20/2017	1.216%		2,000	(120)	345	225	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.670%		2,500	(40)	258	218	0
MYC	GenOn Energy, Inc.	5.000%	12/20/2014	0.805%		300	(30)	36	6	0
UAG	Sprint Communications, Inc.	1.000%	06/20/2019	2.446%		2,800	(507)	321	0	(186)

							$2,801	$1,691	$5,022	$(530)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	iTraxx Europe 15 5-Year Index 9-12%	(1.000%	)	06/20/2016	EUR	5,000	$976	$(1,077)	$0	$(101)

Total Swap Agreements							$3,293	$(881)	$6,004	$(3,592)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $2,391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$230,363	$0	$230,363
Corporate Bonds & Notes
Banking & Finance	0	193,693	7,500	201,193
Industrials	0	305,869	11,705	317,574
Utilities	0	56,136	0	56,136
Municipal Bonds & Notes
Arizona	0	1,877	0	1,877
California	0	1,068	0	1,068
Georgia	0	5,512	0	5,512
New York	0	93	0	93
Virginia	0	987	0	987
West Virginia	0	3,978	0	3,978
Mortgage-Backed Securities	0	11,070	0	11,070
Asset-Backed Securities	0	3,091	11,774	14,865
Sovereign Issues	0	3,056	0	3,056
Common Stocks
Consumer Staples	0	0	2,501	2,501
Financials	4,520	0	0	4,520
Health Care	0	0	7,291	7,291
Preferred Securities
Banking & Finance	4,884	14,561	0	19,445
Short-Term Instruments
Repurchase Agreements	0	21,378	0	21,378
U.S. Treasury Bills	0	7,295	0	7,295
	$9,404	$860,027	$40,771	$910,202

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,830	0	0	3,830

Total Investments	$13,234	$860,027	$40,771	$914,032

Short Sales, at Value - Liabilities
Common Stocks	(4,632)	0	0	(4,632)
Corporate Bonds & Notes	0	(21,235)	0	(21,235)
	$(4,632)	$(21,235)	$0	$(25,867)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	109	37	0	146
Over the counter	0	6,610	218	6,828
	$109	$6,647	$218	$6,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(52)	0	(105)
Over the counter	0	(4,442)	0	(4,442)

	$(53)	$(4,494)	$0	$(4,547)

Totals	$8,658	$840,945	$40,989	$890,592

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$23,202	$16,869	$0	$3	$0	$413	$0	$(32,987)	$7,500	$147
Industrials	2,456	10,000	(847)	0	81	15	0	0	11,705	86
Utilities	1,348	0	(656)	1	5	(151)	0	(547)	0	0
Asset-Backed Securities	11,184	0	0	11	0	579	0	0	11,774	579
Common Stocks
Consumer Staples	0	2,500	0	0	0	1	0	0	2,501	1
Health Care	7,335	0	0	0	0	(44)	0	0	7,291	(45)

	$45,525	$29,369	$(1,503)	$15	$86	$813	$0	$(33,534)	$40,771	$768
Financial Derivative Instruments - Assets
Over the counter	248	0	0	0	0	(30)	0	0	218	(29)

Totals	$45,773	$29,369	$(1,503)	$15	$86	$783	$0	$(33,534)	$40,989	$739

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,500	Other Valuation Techniques (2)	—	—
Industrials	10,072	Benchmark Pricing	Base Price	100.00
	1,633	Third Party Vendor	Broker Quote	103.50 - 112.75
Asset-Backed Securities	11,774	Benchmark Pricing	Base Price	106.00
Common Stocks
Consumer Staples	2,501	Benchmark Pricing	Base Price	100.00
Health Care	7,291	Other Valuation Techniques (2)	—	—

Financial Derivative Instruments - Assets
Over the counter	218	Indicative Market Quotation	Broker Quote	8.57

Total	$40,989

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.7%
CANADA 10.0%
SOVEREIGN ISSUES 10.0%
Canada Government International Bond
3.750% due 06/01/2019	CAD	1,210	$1,252
4.000% due 06/01/2041		580	667
4.250% due 06/01/2018		1,300	1,350
Canada Housing Trust
2.650% due 03/15/2022		5,000	4,781
2.750% due 12/15/2015		100	96
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,622
Province of Ontario
3.150% due 12/15/2017		25,000	26,585
4.000% due 06/02/2021	CAD	5,500	5,632
4.200% due 06/02/2020		54,900	56,887
Province of Quebec
4.500% due 12/01/2018		21,800	22,671
4.500% due 12/01/2020		25,000	26,321
5.000% due 12/01/2041		8,000	9,044
6.250% due 06/01/2032		10,000	12,586

Total Canada (Cost $170,320)			172,494

FRANCE 0.4%
SOVEREIGN ISSUES 0.4%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,544

Total France (Cost $7,498)			7,544

GERMANY 2.4%
CORPORATE BONDS & NOTES 2.4%
FMS Wertmanagement AoeR
2.375% due 12/15/2014	EUR	29,800	41,237

Total Germany (Cost $38,436)			41,237

ITALY 19.7%
SOVEREIGN ISSUES 19.7%
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	50,000	69,074
2.500% due 03/01/2015		9,000	12,503
2.500% due 05/01/2019		75,000	108,192
3.500% due 06/01/2018		20,000	29,852
3.750% due 05/01/2021		20,000	30,386
4.500% due 07/15/2015		64,000	91,346

Total Italy (Cost $332,692)			341,353

NETHERLANDS 5.5%
SOVEREIGN ISSUES 5.5%
Netherlands Government Bond
3.500% due 07/15/2020	EUR	35,000	55,846
4.500% due 07/15/2017		25,500	39,473

Total Netherlands (Cost $86,302)			95,319

NORWAY 0.4%
SOVEREIGN ISSUES 0.4%
Kommunalbanken A/S
1.750% due 10/05/2015		$7,500	7,637

Total Norway (Cost $7,605)			7,637

SPAIN 20.3%
SOVEREIGN ISSUES 20.3%
Spain Government International Bond
2.100% due 04/30/2017	EUR	50,000	71,027
2.750% due 04/30/2019		100,400	146,840
3.000% due 04/30/2015		20,600	28,852
3.250% due 04/30/2016		25,000	35,974
3.750% due 10/31/2015		15,200	21,754
4.000% due 04/30/2020		30,000	46,682

Total Spain (Cost $344,952)			351,129

UNITED KINGDOM 5.5%
SOVEREIGN ISSUES 5.5%
United Kingdom Gilt
5.000% due 03/07/2018	GBP	50,000	95,864

Total United Kingdom (Cost $84,120)			95,864

UNITED STATES 9.0%
ASSET-BACKED SECURITIES 2.0%
AFC Home Equity Loan Trust
0.862% due 12/22/2027		$5	5
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		58	54
0.852% due 10/25/2031		419	378
Argent Securities Trust
0.242% due 07/25/2036		1,724	718
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		668	626
Asset-Backed Securities Corp. Home Equity Loan Trust
0.232% due 05/25/2037		73	48
Bear Stearns Asset-Backed Securities Trust
0.642% due 06/25/2036		1,157	1,140
0.812% due 10/25/2032		217	208
BNC Mortgage Loan Trust
0.252% due 05/25/2037		374	359
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		175	175
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.252% due 07/25/2037		8,556	8,266
0.252% due 08/25/2037		588	583
0.252% due 05/25/2047		6	6
0.342% due 06/25/2036		2,466	2,403
0.892% due 05/25/2032		153	146
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		171	160
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		57	32
0.220% due 01/25/2037 ^		395	177
Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		521	451
Home Equity Asset Trust
0.750% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		46	24
Lehman XS Trust
0.300% due 04/25/2037 ^		140	102
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		28	25
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		45	12
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 05/25/2037		136	90
0.252% due 11/25/2036		10,855	7,383
Park Place Securities, Inc.
0.412% due 09/25/2035		164	162
SLM Student Loan Trust
1.729% due 04/25/2023		10,781	11,160
Soundview Home Loan Trust
0.212% due 11/25/2036		342	136
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		20	20
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		38	18

			35,096

CORPORATE BONDS & NOTES 1.5%
Cardinal Health, Inc.
6.000% due 06/15/2017	2,600	2,924
Computer Sciences Corp.
6.500% due 03/15/2018	4,600	5,330
Maytag Corp.
5.000% due 05/15/2015	5,700	5,902
Mohawk Industries, Inc.
6.125% due 01/15/2016	6,000	6,480
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,888

		26,524

MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
2.173% due 10/25/2034	18	19
Bear Stearns Alt-A Trust
2.360% due 01/25/2036 ^	1,990	1,550
2.524% due 08/25/2036 ^	62	46
Citigroup Mortgage Loan Trust, Inc.
2.610% due 08/25/2035	129	128
Countrywide Alternative Loan Trust
0.312% due 02/25/2047	250	221
0.333% due 02/20/2047	10,408	7,832
0.342% due 11/25/2046	634	506
0.363% due 03/20/2046	858	669
0.412% due 12/25/2035	104	93
0.432% due 12/25/2035	412	374
0.432% due 02/25/2037	291	234
0.452% due 08/25/2035	911	802
0.452% due 12/25/2035	1,750	1,481
0.502% due 09/25/2035	3,245	2,895
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	306	263
0.442% due 03/25/2035	1,325	1,005
0.442% due 04/25/2035	16	13
0.472% due 03/25/2035	7,985	6,178
0.482% due 02/25/2035	23	22
0.752% due 03/25/2035	62	56
0.912% due 09/25/2034	25	25
2.610% due 08/25/2034	76	67
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	32	33
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^	8	5
Downey Savings & Loan Association Mortgage Loan Trust
0.365% due 03/19/2045	1,218	1,112
0.415% due 08/19/2045	448	401
0.485% due 09/19/2045	2,970	2,261
Greenpoint Mortgage Funding Trust
0.382% due 06/25/2045	2,977	2,615
HarborView Mortgage Loan Trust
0.395% due 06/19/2035	773	700
0.395% due 01/19/2036	236	155
0.395% due 03/19/2036	2,816	2,095
0.405% due 01/19/2036	3,716	2,653
0.465% due 11/19/2035	512	457
0.485% due 09/19/2035	43	33
0.493% due 06/20/2035	112	109
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	57	52
Residential Accredit Loans, Inc. Trust
0.362% due 04/25/2046	218	111
Sequoia Mortgage Trust
0.503% due 07/20/2033	1,514	1,452
0.694% due 10/20/2034	681	662
0.855% due 10/19/2026	20	20
Structured Asset Mortgage Investments Trust
0.445% due 07/19/2034	11	11
Thornburg Mortgage Securities Trust
0.692% due 03/25/2044	215	192
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045	57	54
0.462% due 01/25/2045	33	33
0.472% due 01/25/2045	34	32
0.472% due 07/25/2045	33	32
0.933% due 12/25/2046	261	241
1.323% due 11/25/2042	5	5
1.523% due 08/25/2042	22	21
1.932% due 02/27/2034	17	17
2.201% due 10/25/2046	78	72
2.201% due 11/25/2046	626	618

Wells Fargo Mortgage-Backed Securities Trust
2.617% due 09/25/2034		261	268
2.618% due 04/25/2036		29	29

			41,030

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.272% due 03/25/2034		22	22
0.302% due 08/25/2034		15	15
0.502% due 09/25/2042		62	61
0.552% due 06/25/2029		5	5
2.012% due 12/01/2034		17	18
2.485% due 11/01/2034		68	73
2.633% due 12/01/2030		4	4
6.000% due 07/25/2044		33	38
7.000% due 09/25/2023		29	33
8.800% due 01/25/2019		44	48
Freddie Mac
0.302% due 09/25/2035		3,103	3,088
0.382% due 02/15/2019		1,773	1,776
0.432% due 09/25/2031		44	41
0.602% due 12/15/2031		3	3
1.319% due 02/25/2045		68	70
1.324% due 10/25/2044		145	147
1.524% due 07/25/2044		44	44
2.319% due 10/01/2036		106	113
4.500% due 02/15/2020		5	5
6.500% due 07/15/2028		586	657
Ginnie Mae
1.625% due 03/20/2022 - 09/20/2026		419	430
2.000% due 09/20/2024 - 06/20/2030		1,028	1,076
6.000% due 08/20/2034		892	1,011
Small Business Administration
4.625% due 02/01/2025		62	66
5.090% due 10/01/2025		29	31

			8,875

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Notes
1.250% due 10/31/2018 (d)(f)		46,000	45,641

Total United States (Cost $167,358)			157,166

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (b) 0.0%			772

ITALY TREASURY BILLS 1.4%
1.091% due 09/12/2014 (a)	EUR	17,000	23,270

U.S. TREASURY BILLS 0.1%
0.069% due 08/07/2014 - 09/04/2014 (a)(d)(f)		$1,073	1,073

Total Short-Term Instruments (Cost $24,796)			25,115

Total Investments in Securities (Cost $1,264,079)			1,294,858

	SHARES
INVESTMENTS IN AFFILIATES 24.2%
SHORT-TERM INSTRUMENTS 24.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.2%
PIMCO Short-Term Floating NAV Portfolio III		41,864,774	418,313

Total Short-Term Instruments (Cost $418,298)			418,313

Total Investments in Affiliates (Cost $418,298)			418,313

Total Investments 98.9% (Cost $1,682,377)			$1,713,171
Financial Derivative Instruments (c)(e) (0.7%) (Cost or Premiums, net $837)			(13,204)
Other Assets and Liabilities, net 1.8%			31,951

Net Assets 100.0%			$1,731,918

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%†	06/30/2014	07/01/2014	$ 772	Fannie Mae 2.110% due 11/07/2022	$(259)	$772	$772
					Freddie Mac 2.070% due 11/07/2022	(536)	0	0

Total Repurchase Agreements						$(795)	$772	$772

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	775	$118	$40	$(27)
3-Month Euribor December Futures	Long	12/2016	16	2	1	(1)
3-Month Euribor June Futures	Long	06/2015	763	830	26	(26)
3-Month Euribor June Futures	Long	06/2016	12	1	1	0
3-Month Euribor March Futures	Long	03/2015	775	665	26	(27)
3-Month Euribor September Futures	Long	09/2015	762	1,024	39	(26)
3-Month Euribor September Futures	Long	09/2016	13	1	0	0

Total Futures Contracts				$2,641	$133	$(107)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	06/19/2017	CAD	125,000	$375	$820	$57	$0
Pay	3-Month CAD-Bank Bill	2.150%	12/19/2019		46,000	101	110	53	0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024		17,700	959	898	11	0

Total Swap Agreements						$1,435	$1,828	$121	$0

(d)	Securities with an aggregate market value of $3,294 and cash of $93 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014		CAD	53,071		$48,497	$0	$(1,225)
BPS	07/2014		EUR	317,256		432,721	0	(1,698)
	08/2014			96,968		132,005	0	(790)
BRC	07/2014			51,789		70,657	0	(258)
	08/2014			$3	DKK	15	0	0
	08/2014			4,736	SEK	30,781	0	(131)
	09/2014		GBP	55,016		$92,345	0	(1,755)
CBK	07/2014		CAD	53,071		48,439	0	(1,282)
	07/2014		JPY	23,783,061		233,714	0	(1,053)
	07/2014			$28,803	EUR	21,064	40	0
DUB	07/2014		EUR	282,068		$384,165	0	(2,070)
	07/2014			$225,662	EUR	166,038	1,694	0
	07/2014			235,156	JPY	23,854,036	312	0
	08/2014		EUR	166,038		$225,690	0	(1,695)
	08/2014		JPY	23,854,036		235,208	0	(319)
FBF	07/2014		CAD	53,381		48,924	0	(1,092)
	07/2014			$436,253	EUR	319,810	1,663	0
	08/2014		EUR	319,810		$436,310	0	(1,662)
GLM	07/2014		CAD	53,071		48,591	0	(1,131)
JPM	07/2014		EUR	34,101		46,272	0	(422)
	07/2014	†	JPY	138,950		1,360	0	(12)
	07/2014			$48,790	CAD	52,171	88	0
	07/2014			242,401	EUR	178,302	1,747	0
	07/2014	†		663	JPY	67,975	8	0
	08/2014		EUR	178,302		$242,431	0	(1,750)

Total Forward Foreign Currency Contracts							$5,552	$(18,345)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.479%	$4,600	$(70)	$(47)	$0	$(117)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490%	)	06/20/2018	0.354%	5,000	566	(791)	0	(225)
DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.133%	2,600	12	(49)	0	(37)
	Whirlpool Corp.	(0.650%	)	06/20/2015	0.054%	5,700	3	(38)	0	(35)
UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.194%	6,000	326	(470)	0	(144)

Total Swap Agreements							$837	$(1,395)	$0	$(558)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $7,479 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$172,494	$0	$172,494
France
Sovereign Issues	0	7,544	0	7,544
Germany
Corporate Bonds & Notes	0	41,237	0	41,237
Italy
Sovereign Issues	0	341,353	0	341,353
Netherlands
Sovereign Issues	0	95,319	0	95,319
Norway
Sovereign Issues	0	7,637	0	7,637
Spain
Sovereign Issues	0	351,129	0	351,129
United Kingdom
Sovereign Issues	0	95,864	0	95,864
United States
Asset-Backed Securities	0	35,096	0	35,096
Corporate Bonds & Notes	0	26,524	0	26,524
Mortgage-Backed Securities	0	41,030	0	41,030
U.S. Government Agencies	0	8,875	0	8,875
U.S. Treasury Obligations	0	45,641	0	45,641
Short-Term Instruments
Repurchase Agreements	0	772	0	772
Italy Treasury Bills	0	23,270	0	23,270
U.S. Treasury Bills	0	1,073	0	1,073
	$0	$1,294,858	$0	$1,294,858

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$418,313	$0	$0	$418,313

Total Investments	$418,313	$1,294,858	$0	$1,713,171

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	133	121	0	254
Over the counter	0	5,552	0	5,552
	$133	$5,673	$0	$5,806

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(107)	0	0	(107)
Over the counter	0	(18,903)	0	(18,903)

	$(107)	$(18,903)	$0	$(19,010)

Totals	$418,339	$1,281,628	$0	$1,699,967
There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Japan Fund II, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.1%
BANK LOAN OBLIGATIONS 2.6%
Activision Blizzard, Inc.
3.250% due 10/12/2020	$1,780	$1,787
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	9,400	9,444
Crown Castle International Corp.
3.000% due 01/31/2019	3,288	3,297
3.000% due 01/31/2021	25,329	25,353
CSC Holdings, Inc.
2.650% due 04/17/2020	3,428	3,396
Las Vegas Sands LLC
3.250% due 12/18/2020	33,424	33,443
NRG Energy, Inc.
2.750% due 07/02/2018	7,980	7,972
RPI Finance Trust
3.250% due 05/09/2018	4,282	4,293
WR Grace & Co.
1.000% - 3.000% due 02/03/2021	7,927	7,920

Total Bank Loan Obligations (Cost $96,716)		96,905

CORPORATE BONDS & NOTES 83.9%
BANKING & FINANCE 59.4%
Abbey National Treasury Services PLC
3.875% due 11/10/2014	1,000	1,012
4.000% due 03/13/2024	7,100	7,337
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,664
AgriBank FCB
9.125% due 07/15/2019	500	645
Ally Financial, Inc.
6.750% due 12/01/2014	100	103
American Express Co.
6.800% due 09/01/2066	3,405	3,754
7.000% due 03/19/2018	400	476
American International Group, Inc.
5.050% due 10/01/2015	1,000	1,055
5.450% due 05/18/2017	8,490	9,477
5.850% due 01/16/2018	29,285	33,455
8.175% due 05/15/2068	117,100	161,891
8.250% due 08/15/2018	2,250	2,798
ANZ New Zealand International Ltd.
3.125% due 08/10/2015	10,000	10,289
Australia & New Zealand Banking Group Ltd.
2.250% due 06/13/2019	3,050	3,065
AvalonBay Communities, Inc.
3.625% due 10/01/2020	293	306
AXA S.A.
6.463% due 12/14/2018 (d)	10,000	10,763
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	9,300	10,184
Banco do Brasil S.A.
3.875% due 10/10/2022	200	189
Banco Santander Brasil S.A.
4.625% due 02/13/2017	31,825	34,013
Banco Santander Chile
1.126% due 04/11/2017	5,000	5,003
Bank of America Corp.
2.000% due 01/11/2018	10,325	10,399
2.650% due 04/01/2019	7,000	7,102
4.000% due 04/01/2024	3,950	4,043
5.625% due 10/14/2016	450	494
5.650% due 05/01/2018	11,515	13,059
5.700% due 05/02/2017	210	233
5.750% due 12/01/2017	25	28
6.000% due 09/01/2017	22,600	25,547
6.400% due 08/28/2017	44,800	51,203
6.500% due 08/01/2016	3,440	3,814
6.875% due 04/25/2018	52,700	62,094
6.875% due 11/15/2018	800	952
7.625% due 06/01/2019	915	1,131
Bank of America N.A.
0.511% due 06/15/2016	4,200	4,180
0.645% due 05/08/2017	2,500	2,500
5.300% due 03/15/2017	3,100	3,411
6.100% due 06/15/2017	1,000	1,129

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.640% due 03/10/2017	8,650	8,654
2.300% due 03/10/2019	9,500	9,602
Bank One Capital
8.750% due 09/01/2030	75	102
Barclays Bank PLC
3.750% due 05/15/2024	9,000	9,068
7.625% due 11/21/2022	18,400	20,976
10.179% due 06/12/2021	8,010	11,123
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,133
6.750% due 09/30/2022	200	229
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015	31,150	32,568
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	13,048
5.550% due 01/22/2017	7,630	8,415
7.250% due 02/01/2018	33,400	39,776
BNP Paribas S.A.
5.000% due 01/15/2021	7,300	8,138
7.195% due 06/25/2037 (d)	5,600	6,524
BPCE S.A.
0.862% due 06/17/2017	10,150	10,154
5.150% due 07/21/2024	4,500	4,757
5.700% due 10/22/2023	13,000	14,357
Cantor Fitzgerald LP
6.375% due 06/26/2015	2,300	2,392
7.875% due 10/15/2019	13,140	14,645
CBA Capital Trust
6.024% due 03/15/2016 (d)	8,665	9,147
Citigroup, Inc.
0.501% due 06/09/2016	1,000	991
0.770% due 03/10/2017	6,100	6,107
1.025% due 04/01/2016	12,200	12,283
1.250% due 01/15/2016	4,650	4,680
1.700% due 07/25/2016	6,100	6,174
3.750% due 06/16/2024	7,000	7,030
3.953% due 06/15/2016	2,104	2,221
4.587% due 12/15/2015	200	211
4.750% due 05/19/2015	1,793	1,859
4.875% due 05/07/2015	5,000	5,178
5.000% due 09/15/2014	12,000	12,107
6.000% due 08/15/2017	17,600	19,932
6.125% due 11/21/2017	6,710	7,679
8.500% due 05/22/2019	5,691	7,290
CME Group, Inc.
5.300% due 09/15/2043	700	810
Commonwealth Bank of Australia
2.000% due 06/18/2019	3,400	3,389
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875% due 02/08/2022	17,500	18,560
8.375% due 07/26/2016 (d)	1,300	1,430
8.400% due 06/29/2017 (d)	200	226
11.000% due 06/30/2019 (d)	7,000	9,416
Credit Agricole S.A.
0.775% due 06/12/2017	18,000	18,005
0.807% due 06/02/2017	2,900	2,900
3.875% due 04/15/2024	5,000	5,076
8.125% due 09/19/2033	6,800	7,766
Credit Suisse
2.300% due 05/28/2019	8,700	8,723
6.500% due 08/08/2023	3,195	3,554
DBS Bank Ltd.
0.836% due 07/15/2021	8,800	8,602
3.625% due 09/21/2022	2,580	2,670
Deutsche Annington Finance BV
3.200% due 10/02/2017	16,800	17,411
5.000% due 10/02/2023	6,455	6,928
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	907	974
Duke Realty LP
8.250% due 08/15/2019	4,100	5,161
ERP Operating LP
2.375% due 07/01/2019	9,400	9,436
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,564
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	7,137
5.875% due 01/14/2015	200	206
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,199
Ford Motor Credit Co. LLC
1.329% due 08/28/2014	35,700	35,755
1.500% due 01/17/2017	3,600	3,621
2.375% due 01/16/2018	2,800	2,862

2.500% due 01/15/2016	600	615
2.750% due 05/15/2015	7,830	7,982
3.000% due 06/12/2017	7,300	7,620
3.984% due 06/15/2016	7,390	7,812
4.207% due 04/15/2016	18,956	20,014
4.250% due 02/03/2017	1,000	1,074
5.625% due 09/15/2015	13,500	14,286
6.625% due 08/15/2017	38,573	44,427
7.000% due 04/15/2015	30,400	31,930
8.000% due 12/15/2016	5,600	6,512
8.125% due 01/15/2020	6,300	8,052
12.000% due 05/15/2015	2,425	2,665
General Electric Capital Corp.
0.504% due 05/15/2017	20,150	20,181
6.375% due 11/15/2067	3,650	4,079
Goldman Sachs Group, Inc.
2.375% due 01/22/2018	2,000	2,034
2.900% due 07/19/2018	2,000	2,062
3.850% due 07/08/2024 (a)	7,400	7,390
5.750% due 01/24/2022	4,000	4,634
5.950% due 01/18/2018	14,929	17,000
6.150% due 04/01/2018	6,150	7,051
6.250% due 09/01/2017	19,895	22,687
6.450% due 05/01/2036	4,700	5,498
7.500% due 02/15/2019	300	366
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022	5,450	6,287
6.375% due 04/15/2021	2,000	2,328
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,321
HBOS PLC
6.000% due 11/01/2033	1,265	1,416
6.750% due 05/21/2018	34,030	39,267
HDFC Bank Ltd.
3.000% due 11/30/2016	1,200	1,227
Health Care REIT, Inc.
3.625% due 03/15/2016	5,248	5,487
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021	200	226
HSBC Bank PLC
0.864% due 05/15/2018	2,050	2,071
4.125% due 08/12/2020	5,500	5,960
4.750% due 01/19/2021	5,400	6,026
HSBC Bank USA N.A.
4.875% due 08/24/2020	1,625	1,809
HSBC Finance Corp.
0.657% due 06/01/2016	100	100
6.676% due 01/15/2021	14,250	17,058
HSBC Holdings PLC
4.000% due 03/30/2022	800	852
4.875% due 01/14/2022	3,100	3,483
5.100% due 04/05/2021	1,125	1,280
7.625% due 05/17/2032	1,230	1,645
ICICI Bank Ltd.
4.750% due 11/25/2016	6,100	6,454
ING Bank NV
0.574% due 01/04/2016	11,000	11,001
1.375% due 03/07/2016	3,400	3,442
2.000% due 09/25/2015	2,000	2,033
4.125% due 11/21/2023	650	670
5.800% due 09/25/2023	16,000	18,047
IntercontinentalExchange Group, Inc.
4.000% due 10/15/2023	20,000	21,114
International Lease Finance Corp.
6.500% due 09/01/2014	10,000	10,088
6.750% due 09/01/2016	13,630	15,146
7.125% due 09/01/2018	10,500	12,206
Intesa Sanpaolo SpA
2.375% due 01/13/2017	2,200	2,234
3.125% due 01/15/2016	7,600	7,815
5.250% due 01/12/2024	1,800	1,971
6.500% due 02/24/2021	5,700	6,748
Jackson National Life Global Funding
1.250% due 02/21/2017	9,000	8,982
JPMorgan Chase & Co.
4.950% due 03/25/2020	21,519	24,258
5.000% due 07/01/2019 (d)	10,800	10,791
6.000% due 01/15/2018	1,500	1,718
7.900% due 04/30/2018 (d)	12,000	13,500
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016	25,750	25,670
5.875% due 06/13/2016	4,850	5,308
6.000% due 10/01/2017	22,550	25,650
JPMorgan Chase Capital
1.184% due 09/30/2034	3,000	2,622

Kilroy Realty LP
5.000% due 11/03/2015		200	211
Kookmin Bank
1.103% due 01/27/2017		900	906
Korea Development Bank
3.500% due 08/22/2017		11,000	11,625
3.875% due 05/04/2017		700	746
Korea Finance Corp.
2.250% due 08/07/2017		21,500	21,888
3.250% due 09/20/2016		7,700	8,055
LBG Capital PLC
8.500% due 12/17/2021 (d)		10,000	11,068
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	1,620
6.875% due 05/02/2018 ^		16,693	3,359
7.875% due 05/08/2018 ^	GBP	16,500	6,145
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,550	2,263
Loews Corp.
5.250% due 03/15/2016		2,000	2,153
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,082
MassMutual Global Funding
3.600% due 04/09/2024		2,900	2,980
MetLife, Inc.
6.400% due 12/15/2066		30	34
Metropolitan Life Global Funding
0.756% due 07/15/2016		3,770	3,799
2.300% due 04/10/2019		9,400	9,507
Mizuho Bank Ltd.
2.450% due 04/16/2019		5,650	5,710
Morgan Stanley
4.100% due 01/26/2015		400	408
5.450% due 01/09/2017		14,165	15,611
5.500% due 01/26/2020		300	344
5.950% due 12/28/2017		325	370
6.000% due 04/28/2015		10,000	10,467
6.250% due 08/28/2017		17,390	19,830
6.625% due 04/01/2018		31,400	36,733
National City Bank
5.250% due 12/15/2016		3,000	3,290
Nationwide Building Society
4.650% due 02/25/2015		2,100	2,155
6.250% due 02/25/2020		550	650
Nippon Life Insurance Co.
5.000% due 10/18/2042		3,900	4,207
Nomura Holdings, Inc.
2.000% due 09/13/2016		2,300	2,339
Nordea Bank AB
3.125% due 03/20/2017		11,310	11,920
3.700% due 11/13/2014		390	395
4.875% due 01/27/2020		4,823	5,435
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024		2,250	2,309
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	225
PNC Bank N.A.
2.250% due 07/02/2019		5,500	5,540
PPF Funding, Inc.
5.125% due 06/01/2015		5,049	5,222
5.700% due 04/15/2017		3,500	3,784
Prologis LP
4.250% due 08/15/2023		2,500	2,613
Prudential Financial, Inc.
7.375% due 06/15/2019		350	434
QBE Capital Funding Ltd.
7.250% due 05/24/2041		5,000	5,395
RCI Banque S.A.
3.500% due 04/03/2018		1,350	1,409
4.600% due 04/12/2016		12,500	13,244
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,037
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		6,900	7,424
Royal Bank of Canada
1.200% due 01/23/2017		11,200	11,273
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		26,135	30,578
Royal Bank of Scotland PLC
0.928% due 04/11/2016		5,600	5,587
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		10,000	10,663
SL Green Realty Corp.
4.500% due 12/01/2022		6,700	6,815
5.000% due 08/15/2018		6,350	6,917

SLM Corp.
3.875% due 09/10/2015	5,150	5,279
5.000% due 04/15/2015	300	309
5.050% due 11/14/2014	500	508
5.500% due 01/15/2019	5,700	6,071
5.625% due 08/01/2033	2,000	1,738
6.250% due 01/25/2016	1,600	1,706
7.250% due 01/25/2022	2,600	2,883
8.000% due 03/25/2020	8,600	9,965
8.450% due 06/15/2018	50,650	59,989
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)	14,000	17,606
Standard Chartered PLC
5.500% due 11/18/2014	1,915	1,953
State Bank of India
3.622% due 04/17/2019	1,000	1,007
State Street Capital Trust
1.231% due 06/01/2077	15,500	13,408
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,001	2,124
Stone Street Trust
5.902% due 12/15/2015	13,900	14,809
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024	4,700	4,919
Swedbank AB
2.125% due 09/29/2017	5,800	5,911
Temasek Financial Ltd.
4.300% due 10/25/2019	7,550	8,382
Tiers Trust
8.125% due 09/15/2017	305	326
Toronto-Dominion Bank
0.463% due 05/02/2017	8,900	8,901
UBS AG
5.875% due 07/15/2016	6,047	6,626
5.875% due 12/20/2017	2,499	2,856
7.625% due 08/17/2022	8,050	9,704
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	15,000	16,031
UDR, Inc.
3.700% due 10/01/2020	2,100	2,205
3.750% due 07/01/2024	7,550	7,594
Union Bank N.A.
2.250% due 05/06/2019	3,000	3,015
USB Capital
3.500% due 07/31/2014 (d)	14,250	12,219
Vornado Realty LP
2.500% due 06/30/2019	11,500	11,530
Voya Financial, Inc.
2.900% due 02/15/2018	9,350	9,696
Wachovia Capital Trust
5.570% due 07/31/2014 (d)	25,010	24,385
Wells Fargo & Co.
4.100% due 06/03/2026	3,800	3,851
4.480% due 01/16/2024	9,200	9,758
5.900% due 06/15/2024 (d)	3,750	3,980
7.980% due 03/15/2018 (d)	17,800	20,337
Wells Fargo Bank N.A.
0.490% due 06/15/2017	2,700	2,700
Wells Fargo Capital
5.950% due 12/01/2086	9,000	9,225

		2,243,291

INDUSTRIALS 14.2%
AbbVie, Inc.
1.200% due 11/06/2015	17,000	17,120
Altria Group,Inc.
2.850% due 08/09/2022	4,100	3,962
American Airlines Pass-Through Trust
5.250% due 07/31/2022	5,888	6,403
American Tower Corp.
3.400% due 02/15/2019	1,014	1,062
4.500% due 01/15/2018	500	545
5.050% due 09/01/2020	400	446
7.250% due 05/15/2019	1,800	2,180
Amgen, Inc.
3.625% due 05/22/2024	4,000	4,041
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020	200	231
Apple, Inc.
2.850% due 05/06/2021	1,250	1,262
3.450% due 05/06/2024	2,000	2,025
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,281
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,843

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,527	1,581
Boston Scientific Corp.
2.650% due 10/01/2018	5,430	5,556
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,398
8.125% due 04/15/2020	7,000	8,799
Canadian Natural Resources Ltd.
0.609% due 03/30/2016	2,600	2,607
Cielo S.A.
3.750% due 11/16/2022	9,500	9,061
CNPC General Capital Ltd.
2.750% due 05/14/2019	3,400	3,403
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	53
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	58
Comcast Corp.
5.850% due 11/15/2015	125	134
ConAgra Foods, Inc.
1.900% due 01/25/2018	2,426	2,434
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,401	3,469
4.750% due 07/12/2022	8,519	9,222
6.000% due 07/12/2020	1,143	1,212
7.250% due 05/10/2021	721	843
7.707% due 10/02/2022	29	33
9.000% due 01/08/2018	1,317	1,489
Continental Resources, Inc.
3.800% due 06/01/2024	5,650	5,719
4.500% due 04/15/2023	3,300	3,529
Covidien International Finance S.A.
6.000% due 10/15/2017	175	200
COX Communications, Inc.
3.250% due 12/15/2022	9,250	9,070
5.500% due 10/01/2015	125	132
5.875% due 12/01/2016	100	111
Crown Castle Towers LLC
6.113% due 01/15/2040	700	825
CVS Caremark Corp.
2.250% due 12/05/2018	2,300	2,331
CVS Pass-Through Trust
6.943% due 01/10/2030	6,129	7,418
7.507% due 01/10/2032	1,993	2,492
Daimler Finance North America LLC
3.000% due 03/28/2016	1,900	1,967
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	533	598
7.750% due 06/17/2021	10,898	12,805
8.021% due 02/10/2024	352	412
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	500	541
El Paso LLC
7.800% due 08/01/2031	23,385	25,490
8.050% due 10/15/2030	9,200	10,074
Enbridge, Inc.
3.500% due 06/10/2024	1,850	1,841
Energy Transfer Partners LP
9.700% due 03/15/2019	444	582
Enterprise Products Operating LLC
3.350% due 03/15/2023	2,500	2,508
3.900% due 02/15/2024	700	726
6.500% due 01/31/2019	1,634	1,940
ERAC USA Finance LLC
2.350% due 10/15/2019 (a)	2,300	2,297
General Electric Co.
2.700% due 10/09/2022	6,650	6,539
Georgia-Pacific LLC
8.875% due 05/15/2031	4,000	6,006
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	536
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	5,200	5,273
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,500	3,237
Goldcorp, Inc.
3.625% due 06/09/2021	3,000	3,047
GTL Trade Finance, Inc.
5.893% due 04/29/2024	5,887	6,190
Hospira, Inc.
5.200% due 08/12/2020	4,600	5,040
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	1,300	1,290
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,273

International Paper Co.
7.500% due 08/15/2021	210	268
JB Hunt Transport Services, Inc.
2.400% due 03/15/2019	2,400	2,413
Lender Processing Services, Inc.
5.750% due 04/15/2023	3,550	3,825
Masco Corp.
4.800% due 06/15/2015	5,000	5,177
5.850% due 03/15/2017	2,500	2,769
6.125% due 10/03/2016	5,750	6,361
7.125% due 03/15/2020	1,000	1,182
McKesson Corp.
3.796% due 03/15/2024	8,400	8,600
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,796
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	32,301
Mondelez International, Inc.
2.250% due 02/01/2019	1,250	1,260
Mylan, Inc.
3.125% due 01/15/2023	650	626
NetApp, Inc.
3.375% due 06/15/2021	750	753
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	3,775	3,522
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019	5,000	5,040
Northwest Pipeline LLC
5.950% due 04/15/2017	990	1,104
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2022	771	828
ONEOK Partners LP
5.000% due 09/15/2023	2,000	2,211
Owens Corning
4.200% due 12/15/2022	250	257
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,300	2,301
PepsiCo, Inc.
0.425% due 07/30/2015	1,250	1,253
Petrobras International Finance Co.
7.875% due 03/15/2019	6,700	7,845
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,909
Pioneer Natural Resources Co.
5.875% due 07/15/2016	6,915	7,570
6.650% due 03/15/2017	3,000	3,416
6.875% due 05/01/2018	4,800	5,676
7.500% due 01/15/2020	3,850	4,755
Pride International, Inc.
8.500% due 06/15/2019	1,600	2,040
QVC, Inc.
4.850% due 04/01/2024	800	838
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022	278	275
Reynolds American, Inc.
6.750% due 06/15/2017	12,300	14,129
Rock-Tenn Co.
4.450% due 03/01/2019	2,400	2,603
Rockies Express Pipeline LLC
5.625% due 04/15/2020	21,525	22,278
Rohm & Haas Co.
6.000% due 09/15/2017	3,081	3,484
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,833
Southwestern Energy Co.
4.100% due 03/15/2022	850	902
7.500% due 02/01/2018	3,500	4,174
Statoil ASA
1.200% due 01/17/2018	675	671
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,889
TCI Communications, Inc.
8.750% due 08/01/2015	127	138
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	6,000	6,148
4.949% due 01/15/2015	14,350	14,672
6.421% due 06/20/2016	4,750	5,231
Time Warner Cable, Inc.
5.000% due 02/01/2020	2,000	2,244
6.550% due 05/01/2037	4,400	5,470
8.750% due 02/14/2019	1,200	1,536
Time Warner, Inc.
7.625% due 04/15/2031	505	695
7.700% due 05/01/2032	185	257
Transocean, Inc.
6.000% due 03/15/2018	5,992	6,773
6.500% due 11/15/2020	4,044	4,683
7.375% due 04/15/2018	3,364	3,890

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,454	2,878
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	422	212
UAL Pass-Through Trust
9.750% due 07/15/2018	3,666	4,197
UAL Pass-Through Trust AB
10.125% due 03/22/2015 ^	897	540
Universal Health Services, Inc.
7.125% due 06/30/2016	500	559
Viacom, Inc.
2.500% due 09/01/2018	5,650	5,780
Williams Partners LP
4.300% due 03/04/2024	1,000	1,044
Wynn Las Vegas LLC
5.375% due 03/15/2022	10,000	10,462
7.750% due 08/15/2020	2,500	2,737

		537,072

UTILITIES 10.3%
AEP Texas Central Co.
6.650% due 02/15/2033	300	389
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	19,750	23,601
Appalachian Power Co.
7.950% due 01/15/2020	200	256
AT&T, Inc.
4.800% due 06/15/2044	4,600	4,721
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,498
Bruce Mansfield Unit
6.850% due 06/01/2034	1,382	1,520
BVPS Funding Corp.
8.890% due 06/01/2017	537	574
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,900
Dominion Resources, Inc.
6.000% due 11/30/2017	500	573
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,550
Enable Midstream Partners LP
2.400% due 05/15/2019	8,950	8,967
FirstEnergy Corp.
7.375% due 11/15/2031	288	341
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	142
9.250% due 04/23/2019	200	244
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,292
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	535
Jersey Central Power & Light Co.
5.650% due 06/01/2017	700	777
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,235
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,700	2,761
KT Corp.
1.750% due 04/22/2017	7,500	7,527
Metropolitan Edison Co.
7.700% due 01/15/2019	155	189
NGPL PipeCo LLC
7.119% due 12/15/2017	28,745	29,320
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,423
Oncor Electric Delivery Co.
LLC 6.800% due 09/01/2018	750	893
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,321
Petrobras Global Finance BV
6.250% due 03/17/2024	9,000	9,602
Plains All American Pipeline LP
8.750% due 05/01/2019	2,300	2,964
PNPP Funding Corp.
9.120% due 05/30/2016	296	308
PSEG Power LLC
5.320% due 09/15/2016	14,600	15,969
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,865
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	526
Rosneft Finance S.A.
7.500% due 07/18/2016	4,200	4,615
7.875% due 03/13/2018	16,250	18,627

Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017	7,500	7,511
1.147% due 04/10/2019	8,500	8,530
Utility Contract Funding LLC
7.944% due 10/01/2016	202	219
Verizon Communications, Inc.
2.500% due 09/15/2016	3,000	3,094
4.500% due 09/15/2020	5,400	5,947
5.150% due 09/15/2023	138,800	155,536
6.400% due 09/15/2033	3,100	3,803
6.550% due 09/15/2043	8,600	10,844

		387,509

Total Corporate Bonds & Notes (Cost $2,925,549)		3,167,872

MUNICIPAL BONDS & NOTES 0.0%
UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	903

Total Municipal Bonds & Notes (Cost $739)		903

U.S. GOVERNMENT AGENCIES 0.0%
Ginnie Mae
8.500% due 08/15/2030	24	28

Total U.S. Government Agencies (Cost $24)		28

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
3.375% due 05/15/2044	9,600	9,646
3.625% due 08/15/2043 (h)	24,400	25,723
3.750% due 11/15/2043 (h)	45,200	48,724
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (h)(j)	1,681	1,713
U.S. Treasury Notes
2.500% due 08/15/2023 (h)	2,000	2,011
2.500% due 05/15/2024 (f)	27,600	27,546
2.750% due 02/15/2024	16,500	16,865

Total U.S. Treasury Obligations (Cost $130,251)		132,228

MORTGAGE-BACKED SECURITIES 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.480% due 01/15/2046	2,600	2,746
Structured Asset Mortgage Investments Trust
0.855% due 03/19/2034	1,799	1,776

Total Mortgage-Backed Securities (Cost $4,321)		4,522

ASSET-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	223	227
Inwood Park CDO Ltd.
0.453% due 01/20/2021	706	703
Race Point CLO Ltd.
1.531% due 12/15/2022	5,000	5,006
Springleaf Funding Trust
3.920% due 01/16/2023	3,200	3,275

Total Asset-Backed Securities (Cost $9,049)		9,211

SOVEREIGN ISSUES 0.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,466
Korea Land & Housing Corp.
1.875% due 08/02/2017	700	704
Spain Government International Bond
4.000% due 03/06/2018	7,300	7,830

Total Sovereign Issues (Cost $9,932)		10,000

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Wells Fargo & Co.
7.500% (d)	27,300	33,142

Total Convertible Preferred Securities (Cost $21,287)		33,142

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040	147,300		4,080
Goldman Sachs Group, Inc.
3.750% due 07/30/2014 (d)	200,000		4,002

			8,082

UTILITIES 0.0%
SCE Trust
5.750% due 03/15/2024 (d)	20,000		528

Total Preferred Securities (Cost $9,557)			8,610

	PRINCIPAL AMOUNT (000s	)
SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 3.4%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015	$10,500		10,501
1.075% due 05/16/2016	500		500
1.078% due 05/16/2016	9,500		9,501
Barclays Bank PLC
0.531% due 05/01/2015	20,000		19,999
Credit Suisse
0.437% due 01/12/2015	22,900		22,904
0.547% due 08/24/2015	6,000		5,998
0.603% due 01/28/2016	7,000		7,004
Intesa Sanpaolo SpA
1.608% due 04/11/2016	30,500		30,797
1.650% due 04/07/2015	20,600		20,640

			127,844

COMMERCIAL PAPER 0.6%
Entergy Corp.
0.870% due 08/25/2014	22,500		22,470

REPURCHASE AGREEMENTS (e) 0.1%			2,889

SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co.
0.423% due 05/11/2015	7,500		7,504

U.S. TREASURY BILLS 0.1%
0.051% due 08/14/2014 - 10/16/2014 (b)(h)	3,556		3,556

Total Short-Term Instruments (Cost $163,915)			164,263

Total Investments in Securities (Cost $3,371,340)			3,627,684

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio	1,751		18
PIMCO Short-Term Floating NAV Portfolio III	5,348,689		53,444

Total Short-Term Instruments (Cost $53,456)			53,462

Total Investments in Affiliates (Cost $53,456)			53,462

Total Investments 97.5% (Cost $3,424,796)			$3,681,146
Financial Derivative Instruments (g)(i) 0.7% (Cost or Premiums, net $10,341)			27,234
Other Assets and Liabilities, net 1.8%			66,815

Net Assets 100.0%			$3,775,195

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$ 2,889	Freddie Mac 2.070% due 11/07/2022	$(2,947)	$2,889	$2,889

Total Repurchase Agreements						$(2,947)	$2,889	$2,889

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	(0.050%)	06/27/2014	07/02/2014	$(11,809)	$(11,809)

Total Sale-Buyback Transactions					$(11,809)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $16,815 at a weighted average interest rate of (1.168%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $11,777 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	132	$(124)	$0	$(27)
90-Day Eurodollar March Futures	Long	03/2015	717	349	9	0

Total Futures Contracts				$225	$9	$(27)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$19,100	$420	$276	$0	$(7)
CDX.IG-21 5-Year Index	1.000%	12/20/2018	115,600	2,507	1,073	0	(46)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	739,600	14,823	2,853	0	(335)

				$17,750	$4,202	$0	$(388)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	$108,500	$(4,323)	$(5,587)	$0	$(183)
Receive	3-Month USD-LIBOR	2.700%	05/21/2024	2,200	(25)	(14)	0	(4)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024	71,400	(2,580)	(4,332)	0	(128)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	120,000	(4,737)	(9,268)	0	(714)

					$(11,665)	$(19,201)	$0	$(1,029)

Total Swap Agreements					$6,085	$(14,999)	$0	$(1,417)

(h)	Securities with an aggregate market value of $28,836 and cash of $830 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$46,900	$3,717	$2,932

Total Purchased Options							$3,717	$2,932

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	$75,400	$(286)	$(601)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	75,400	(287)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	197,100	(3,705)	(3,020)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	112,900	(384)	(901)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	112,900	(542)	0
GST	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	75,300	(264)	(601)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	75,300	(331)	0

							$(5,799)	$(5,123)

Total Written Options							$(5,799)	$(5,123)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	CNA Financial Corp.	(0.470%	)	12/20/2014	0.111%	$2,000	$0	$(4)	$0	$(4)
JPM	Loews Corp.	(0.280%	)	03/20/2016	0.090%	2,000	0	(7)	0	(7)

							$0	$(11)	$0	$(11)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.265%	$2,400	$(13)	$75	$62	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	3,700	(189)	151	0	(38)
	Caterpillar, Inc.	1.000%	03/20/2016	0.083%	3,400	47	8	55	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%	100	(5)	6	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	12,800	(221)	291	70	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	35,000	(2,615)	3,007	392	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	10,000	107	127	234	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%	10,000	161	70	231	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	17,500	(107)	417	310	0
	Spain Government International Bond	1.000%	09/20/2019	0.665%	3,000	51	0	51	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.042%	4,200	26	5	31	0
	Wells Fargo & Co.	1.000%	12/20/2016	0.193%	800	(36)	52	16	0
BPS	Brazil Government International Bond	1.000%	12/20/2018	1.245%	8,100	(313)	229	0	(84)
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%	500	9	3	12	0
	HSBC Bank PLC	1.000%	03/20/2019	0.459%	15,000	189	188	377	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	4,300	33	(15)	18	0
	Masco Corp.	5.000%	12/20/2017	0.748%	19,700	2,585	317	2,902	0
	Petrobras International Finance Co.	1.000%	06/20/2018	1.819%	3,000	(150)	58	0	(92)
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%	2,000	(154)	48	0	(106)
	Whirlpool Corp.	1.000%	03/20/2019	0.675%	10,600	5	156	161	0
BRC	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%	20,000	370	206	576	0
	Ford Motor Co.	5.000%	12/20/2015	0.227%	1,550	166	(54)	112	0
	Ford Motor Co.	5.000%	09/20/2017	0.452%	10,000	1,252	219	1,471	0
	Ford Motor Co.	5.000%	12/20/2017	0.511%	30,000	3,863	813	4,676	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%	8,000	56	(5)	51	0
	General Electric Capital Corp.	1.000%	12/20/2017	0.315%	750	(9)	27	18	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%	32,000	465	402	867	0
	Goldman Sachs Group, Inc.	1.000%	03/20/2019	0.677%	4,000	13	47	60	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%	100	(5)	6	1	0
	MetLife, Inc.	1.000%	09/20/2017	0.304%	10,000	(781)	1,007	226	0
	MetLife, Inc.	1.000%	12/20/2018	0.462%	11,000	0	263	263	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	3,300	24	53	77	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	3,200	(12)	77	65	0
	Morgan Stanley	1.000%	12/20/2018	0.583%	5,000	7	85	92	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	1,900	(18)	52	34	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.042%	3,300	16	8	24	0
CBK	Brazil Government International Bond	1.000%	12/20/2018	1.245%	3,000	(143)	112	0	(31)
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%	700	13	3	16	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.259%	9,500	(102)	245	143	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%	100	1	2	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	6,100	(21)	144	123	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.265%	8,700	(34)	258	224	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%	28,750	485	342	827	0
	Commonwealth Bank of Australia	1.000%	03/20/2019	0.497%	6,700	72	86	158	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.531%	3,150	48	24	72	0
	Ford Motor Co.	5.000%	09/20/2017	0.452%	2,000	251	43	294	0
	Ford Motor Co.	5.000%	12/20/2017	0.511%	32,500	4,022	1,043	5,065	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	3,800	709	33	742	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%	3,000	18	(4)	14	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%	500	8	6	14	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	16,600	(319)	409	90	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	1,000	(57)	68	11	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	20,550	258	222	480	0
	Morgan Stanley	1.000%	03/20/2021	0.860%	5,000	(38)	83	45	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%	7,550	131	43	174	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	16,000	(91)	373	282	0
	Spain Government International Bond	1.000%	09/20/2019	0.665%	100	2	0	2	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%	7,800	(75)	193	118	0
FBF	MetLife, Inc.	1.000%	03/20/2019	0.499%	2,550	32	28	60	0
GST	Continental Resources, Inc.	1.000%	06/20/2016	0.310%	1,000	13	1	14	0
	HSBC Bank PLC	1.000%	03/20/2021	0.631%	1,300	3	27	30	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%	9,300	(606)	668	62	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	65,800	(1,115)	1,473	358	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	12,500	89	(37)	52	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.472%	14,000	74	254	328	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	11,500	(99)	302	203	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%	3,200	(67)	84	17	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	29,500	195	(73)	122	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%	2,300	(189)	68	0	(121)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	1,700	(107)	50	0	(57)
JPM	Brazil Government International Bond	1.000%	12/20/2018	1.245%	2,250	(120)	97	0	(23)
	Caterpillar, Inc.	1.000%	03/20/2016	0.083%	2,200	30	6	36	0
	Domtar Corp.	1.000%	03/20/2019	1.190%	1,000	(19)	11	0	(8)
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%	22,000	4,179	252	4,431	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%	15,000	262	84	346	0
	Spain Government International Bond	1.000%	09/20/2019	0.665%	37,100	670	(35)	635	0
	Standard Chartered Bank	1.000%	03/20/2019	0.759%	7,000	(66)	146	80	0
MYC	Barrick Gold Corp.	1.000%	12/20/2018	1.048%	4,400	(181)	174	0	(7)
	Barrick Gold Corp.	1.000%	06/20/2019	1.243%	6,500	(148)	75	0	(73)
	Domtar Corp.	1.000%	03/20/2019	1.190%	1,000	(23)	14	0	(9)
	Domtar Corp.	1.000%	06/20/2019	1.266%	2,500	(41)	10	0	(31)
	General Electric Capital Corp.	1.000%	12/20/2017	0.315%	24,500	(333)	918	585	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%	45,000	686	534	1,220	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%	22,700	(1,073)	1,225	152	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	10,900	83	(38)	45	0
	Spain Government International Bond	1.000%	09/20/2019	0.665%	20,000	339	3	342	0

						$12,423	$18,448	$31,551	$(680)

Total Swap Agreements						$12,423	$18,437	$31,551	$(691)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $404 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$96,905	$0	$96,905
Corporate Bonds & Notes
Banking & Finance	22,161	2,220,905	225	2,243,291
Industrials	2,297	491,214	43,561	537,072
Utilities	0	385,989	1,520	387,509
Municipal Bonds & Notes
Utah	0	903	0	903
U.S. Government Agencies	0	28	0	28
U.S. Treasury Obligations	0	132,228	0	132,228
Mortgage-Backed Securities	0	4,522	0	4,522
Asset-Backed Securities	0	5,936	3,275	9,211
Sovereign Issues	0	10,000	0	10,000
Convertible Preferred Securities
Banking & Finance	33,142	0	0	33,142
Preferred Securities
Banking & Finance	8,082	0	0	8,082
Utilities	528	0	0	528
Short-Term Instruments
Certificates of Deposit	0	127,844	0	127,844
Commercial Paper	0	22,470	0	22,470
Repurchase Agreements	0	2,889	0	2,889
Short-Term Notes	0	7,504	0	7,504
U.S. Treasury Bills	0	3,556	0	3,556
	$66,210	$3,512,893	$48,581	$3,627,684

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,462	$0	$0	$53,462

Total Investments	$119,672	$3,512,893	$48,581	$3,681,146

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	0	0	9
Over the counter	0	34,469	14	34,483
	$9	$34,469	$14	$34,492

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(1,417)	0	(1,444)
Over the counter	0	(5,814)	0	(5,814)

	$(27)	$(7,231)	$0	$(7,258)

Totals	$119,654	$3,540,131	$48,595	$3,708,380

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,198	$0	$(32)	$(1)	$0	$34	$0	$(974)	$225	$2
Industrials	44,706	0	(1,101)	(64)	(66)	86	0	0	43,561	191
Utilities	0	0	0	0	0	0	1,520	0	1,520	0
Asset-Backed Securities	3,286	0	0	2	0	(13)	0	0	3,275	(13)

Totals	$49,190	$0	$(1,133)	$(63)	$(66)	$107	$1,520	$(974)	$48,581	$180
Financial Derivative Instruments - Assets
Over the counter	$0	$13	$0	$0	$0	$1	$0	$0	$14	$14

Totals	$49,190	$13	$(1,133)	$(63)	$(66)	$108	$1,520	$(974)	$48,595	$194

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$225	Third Party Vendor	Broker Quote	112.71
Industrials	43,561	Third Party Vendor	Broker Quote	102.00 - 117.50
Utilities	1,520	Third Party Vendor	Broker Quote	109.99
Asset-Backed Securities	3,275	Benchmark Pricing	Base Price	102.63

Financial Derivative Instruments - Assets
Over the counter	14	Indicative Market Quotation	Broker Quote	1.38

Total	$48,595

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.7%
BANK LOAN OBLIGATIONS 1.7%
Activision Blizzard, Inc.
3.250% due 10/12/2020		$8,136	$8,169
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		15,000	15,070
Crown Castle International Corp.
3.000% due 01/31/2021		81,170	81,246
CSC Holdings, Inc.
2.650% due 04/17/2020		17,431	17,267
Delta Air Lines, Inc.
2.224% due 04/30/2018 (d)		15,125	15,150
2.224% due 04/30/2019 (d)		17,875	17,877
Las Vegas Sands LLC
3.250% due 12/18/2020		126,637	126,710
Norwegian Air Shuttle
TBD% - 5.860% due 12/31/2014 (d)		71,720	71,929
NRG Energy, Inc.
2.750% due 07/02/2018		11,271	11,260
RPI Finance Trust
2.484% due 11/09/2016		289	290
3.250% due 05/09/2018		3,403	3,411
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		3,700	3,719
WR Grace & Co.
1.000% due 02/03/2021		4,888	4,884
3.000% due 02/03/2021		13,651	13,641

Total Bank Loan Obligations (Cost $390,073)			390,623

CORPORATE BONDS & NOTES 70.3%
BANKING & FINANCE 24.9%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,000	1,055
Aflac, Inc.
6.450% due 08/15/2040		700	890
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023		4,200	4,157
American Express Co.
4.050% due 12/03/2042		410	395
6.800% due 09/01/2066		4,500	4,961
American Express Credit Corp.
0.781% due 03/18/2019		10,300	10,369
American International Group, Inc.
4.875% due 06/01/2022		8,000	8,919
5.600% due 10/18/2016		1,000	1,100
5.850% due 01/16/2018		2,524	2,883
6.400% due 12/15/2020		800	967
6.820% due 11/15/2037		10,000	13,526
8.175% due 05/15/2068		7,750	10,714
8.250% due 08/15/2018		19,417	24,143
AON PLC Co.
4.600% due 06/14/2044		22,650	22,700
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	1,500	2,326
Banco de Credito del Peru
4.250% due 04/01/2023		$23,400	23,575
5.375% due 09/16/2020		2,700	2,973
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,604
Banco do Brasil S.A.
3.875% due 10/10/2022		23,950	22,573
4.500% due 01/20/2016	EUR	4,000	5,713
6.000% due 01/22/2020		$21,650	24,086
Banco Popolare
3.500% due 03/14/2019	EUR	100	142
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$700	718
4.625% due 02/13/2017		9,300	9,939
Banco Santander Chile
3.875% due 09/20/2022		60,100	60,735
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		9,550	9,765
Bank of America Corp.
2.600% due 01/15/2019		7,159	7,250
3.300% due 01/11/2023		1,300	1,281

4.875% due 04/01/2044		42,850	44,315
5.000% due 05/13/2021		8,100	9,051
5.625% due 07/01/2020		3,600	4,146
5.650% due 05/01/2018		32,100	36,404
5.700% due 01/24/2022		650	753
5.875% due 01/05/2021		27,100	31,659
6.000% due 09/01/2017		2,605	2,945
6.400% due 08/28/2017		18,945	21,653
6.500% due 08/01/2016		1,610	1,785
6.875% due 04/25/2018		92,365	108,830
6.875% due 11/15/2018		3,300	3,929
7.625% due 06/01/2019		23,260	28,757
7.750% due 05/14/2038		15,700	21,578
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,066
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	5,574
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.200% due 02/26/2023		$19,700	19,658
3.750% due 03/10/2024		11,350	11,766
Bank One Corp.
8.000% due 04/29/2027		3,600	4,873
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	18,000	25,700
Barclays Bank PLC
3.750% due 05/15/2024		$27,050	27,253
7.625% due 11/21/2022		38,750	44,175
7.750% due 04/10/2023		900	1,003
10.179% due 06/12/2021		10,940	15,192
14.000% due 06/15/2019 (c)	GBP	17,600	41,235
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$2,100	2,150
5.000% due 08/26/2022		9,100	9,669
BBVA Bancomer S.A.
6.500% due 03/10/2021		40,485	45,849
6.750% due 09/30/2022		21,100	24,159
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,205
6.400% due 10/02/2017		34,900	40,261
7.250% due 02/01/2018		22,300	26,557
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		9,050	9,172
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		18,600	19,221
BNP Paribas S.A.
7.195% due 06/25/2037 (c)		17,300	20,154
7.781% due 07/02/2018 (c)	EUR	4,000	6,528
BPCE S.A.
5.150% due 07/21/2024		$600	634
5.700% due 10/22/2023		6,500	7,178
Cantor Fitzgerald LP
7.875% due 10/15/2019		11,790	13,140
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		200	223
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031	EUR	6,000	8,743
Chubb Corp.
6.500% due 05/15/2038		$200	269
Citigroup, Inc.
0.777% due 08/25/2036		1,000	797
3.500% due 05/15/2023		1,600	1,560
3.875% due 10/25/2023		1,100	1,128
4.500% due 01/14/2022		25,400	27,597
6.000% due 08/15/2017		10,000	11,325
6.125% due 08/25/2036		7,100	8,187
6.625% due 06/15/2032		900	1,085
6.675% due 09/13/2043		1,500	1,871
8.125% due 07/15/2039		128,037	192,781
CME Group, Inc.
5.300% due 09/15/2043		5,025	5,811
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.625% due 12/01/2023		3,300	3,493
6.875% due 03/19/2020	EUR	27,500	45,463
8.375% due 07/26/2016 (c)		$4,200	4,620
8.400% due 06/29/2017 (c)		10,769	12,169
11.000% due 06/30/2019 (c)		24,800	33,360
Countrywide Capital
8.050% due 06/15/2027		2,680	3,334
Credit Agricole S.A.
3.875% due 04/15/2024		15,000	15,228
8.125% due 10/26/2019 (c)	GBP	100	198
8.125% due 09/19/2033		$17,300	19,756
8.375% due 10/13/2019 (c)		4,970	5,896
Credit Suisse
2.300% due 05/28/2019		1,000	1,003
5.750% due 09/18/2025	EUR	6,400	9,793
6.500% due 08/08/2023		$31,625	35,182

CubeSmart LP
4.800% due 07/15/2022		2,800	3,017
Deutsche Annington Finance BV
5.000% due 10/02/2023		2,200	2,361
Doctors Co.
6.500% due 10/15/2023		35,700	36,476
Dominion Gas Holdings LLC
4.800% due 11/01/2043		800	853
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		25,933	27,856
ERP Operating LP
4.500% due 07/01/2044		20,500	20,546
Export-Import Bank of Korea
4.000% due 01/11/2017		39,485	42,195
Fidelity National Financial, Inc.
5.500% due 09/01/2022		30,700	33,547
First American Financial Corp.
4.300% due 02/01/2023		7,100	7,141
First Union Capital
7.950% due 11/15/2029		1,000	1,279
FMR LLC
4.950% due 02/01/2033		6,800	7,370
5.150% due 02/01/2043		7,600	8,211
Ford Holdings LLC
9.300% due 03/01/2030		18,175	26,805
Ford Motor Credit Co. LLC
1.474% due 05/09/2016		6,300	6,396
3.984% due 06/15/2016		9,800	10,360
4.207% due 04/15/2016		18,050	19,057
4.250% due 02/03/2017		21,000	22,564
5.000% due 05/15/2018		7,100	7,904
5.625% due 09/15/2015		3,000	3,175
6.625% due 08/15/2017		20,750	23,899
7.000% due 04/15/2015		10,400	10,923
General Electric Capital Corp.
0.704% due 08/15/2036		4,000	3,403
3.100% due 01/09/2023		15,300	15,200
5.875% due 01/14/2038		85,600	104,046
6.150% due 08/07/2037		8,385	10,434
6.250% due 12/15/2022 (c)		17,500	19,501
6.375% due 11/15/2067		4,413	4,932
6.750% due 03/15/2032		4,500	5,945
6.875% due 01/10/2039		35,864	48,265
7.500% due 08/21/2035		42,268	59,689
Goldman Sachs Group, Inc.
2.625% due 01/31/2019		7,000	7,100
4.000% due 03/03/2024		30,800	31,423
4.800% due 07/08/2044 (a)		15,000	14,927
5.250% due 07/27/2021		17,200	19,335
5.375% due 03/15/2020		16,600	18,824
5.750% due 01/24/2022		21,400	24,791
5.950% due 01/18/2018		5,000	5,693
5.950% due 01/15/2027		210	240
6.000% due 06/15/2020		6,800	7,935
6.125% due 02/15/2033		7,400	8,878
6.150% due 04/01/2018		4,900	5,618
6.250% due 09/01/2017		17,600	20,070
6.250% due 02/01/2041		14,825	18,069
6.450% due 05/01/2036		4,000	4,679
6.750% due 10/01/2037		148,300	178,042
7.500% due 02/15/2019		92,700	113,135
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,200	7,217
6.375% due 04/15/2021		6,100	7,101
HBOS PLC
0.884% due 03/29/2016	EUR	1,054	1,445
0.934% due 09/30/2016		$1,000	998
5.374% due 06/30/2021	EUR	8,000	12,256
6.000% due 11/01/2033		$3,500	3,918
6.750% due 05/21/2018		20,623	23,797
HCP, Inc.
6.750% due 02/01/2041		5,200	6,908
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	38,185
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		300	340
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (c)	GBP	2,000	3,670
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	20,885
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		2,122	3,178
10.176% due 12/29/2049		4,800	7,188
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,488

HSBC Finance Corp.
6.676% due 01/15/2021		26,375	31,572
HSBC Holdings PLC
4.000% due 03/30/2022		1,200	1,278
4.875% due 01/14/2022		3,800	4,269
5.100% due 04/05/2021		32,075	36,484
6.100% due 01/14/2042		29,550	37,322
6.500% due 05/02/2036		21,400	26,333
6.500% due 09/15/2037		16,845	20,808
6.800% due 06/01/2038		27,300	34,895
7.350% due 11/27/2032		2,500	3,258
7.625% due 05/17/2032		11,547	15,446
HSBC USA, Inc.
3.500% due 06/23/2024		41,300	41,479
International Lease Finance Corp.
7.125% due 09/01/2018		34,300	39,874
Intesa Sanpaolo SpA
3.625% due 08/12/2015		1,100	1,124
5.017% due 06/26/2024		9,800	9,930
6.500% due 02/24/2021		10,000	11,839
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		21,900	21,867
5.500% due 08/06/2022		25,200	25,936
5.650% due 03/19/2022		20,650	21,398
5.750% due 01/22/2021		10,000	10,450
6.200% due 04/15/2020		5,700	6,227
6.200% due 12/21/2021		8,000	8,580
JPMorgan Chase & Co.
3.200% due 01/25/2023		27,400	27,241
3.250% due 09/23/2022		6,400	6,437
3.875% due 02/01/2024		6,700	6,909
4.250% due 10/15/2020		34,700	37,689
4.400% due 07/22/2020		19,900	21,769
4.500% due 01/24/2022		68,500	75,143
4.625% due 05/10/2021		26,850	29,631
4.950% due 03/25/2020		6,100	6,876
5.000% due 07/01/2019 (c)		51,500	51,459
5.600% due 07/15/2041		22,750	26,736
5.625% due 08/16/2043		5,600	6,343
6.000% due 01/15/2018		1,800	2,062
6.125% due 04/30/2024 (c)		20,000	20,534
6.300% due 04/23/2019		15,575	18,432
6.400% due 05/15/2038		33,649	42,504
6.750% due 02/01/2024 (c)		43,992	47,566
7.900% due 04/30/2018 (c)		27,587	31,035
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		4,350	4,337
0.863% due 05/31/2017	EUR	14,300	19,530
5.375% due 09/28/2016	GBP	600	1,103
6.000% due 10/01/2017		$15,875	18,057
JPMorgan Chase Capital
1.184% due 09/30/2034		2,000	1,748
KBC Bank NV
8.000% due 01/25/2023		600	686
Korea Development Bank
3.500% due 08/22/2017		9,200	9,723
3.875% due 05/04/2017		2,000	2,131
4.000% due 09/09/2016		5,800	6,169
Korea Finance Corp.
2.250% due 08/07/2017		14,115	14,370
3.250% due 09/20/2016		1,000	1,046
LBG Capital PLC
15.000% due 12/21/2019	GBP	19,275	47,996
15.000% due 12/21/2019	EUR	8,650	18,347
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	8,952
9.625% due 04/06/2023		2,200	5,140
9.875% due 12/16/2021		$400	474
12.000% due 12/16/2024 (c)		200	292
Macquarie Bank Ltd.
6.625% due 04/07/2021		37,200	42,746
Marsh & McLennan Cos., Inc.
4.050% due 10/15/2023		2,500	2,635
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,934
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,583
9.250% due 04/08/2068		39,611	56,446
MetLife, Inc.
3.600% due 04/10/2024		6,400	6,528
6.375% due 06/15/2034		250	322
10.750% due 08/01/2069		3,132	4,992
Metropolitan Life Global Funding
3.000% due 01/10/2023		1,500	1,490
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,104

Morgan Stanley
5.375% due 10/15/2015		150	159
5.500% due 01/26/2020		900	1,031
5.500% due 07/24/2020		17,145	19,725
5.750% due 01/25/2021		5,600	6,512
5.950% due 12/28/2017		700	797
6.375% due 07/24/2042		45,700	57,764
6.625% due 04/01/2018		18,900	22,110
7.300% due 05/13/2019		47,410	58,023
Mutual of Omaha Insurance Co.
6.800% due 06/15/2036		7,075	8,743
6.950% due 10/15/2040		52,890	67,273
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,500	51,141
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	17,143
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,630
Nordea Bank AB
4.875% due 01/27/2020		200	225
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	37,160
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	467
Pacific Life Insurance Co.
9.250% due 06/15/2039		103,831	160,493
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	31,067
PNC Bank N.A.
4.200% due 11/01/2025		3,000	3,179
Prologis LP
4.250% due 08/15/2023		4,000	4,181
Prudential Financial, Inc.
4.600% due 05/15/2044		36,500	36,878
5.100% due 08/15/2043		6,200	6,709
5.200% due 03/15/2044		2,000	2,047
5.625% due 06/15/2043		7,000	7,523
5.700% due 12/14/2036		3,500	4,108
5.800% due 11/16/2041		5,000	5,967
6.200% due 11/15/2040		2,525	3,167
6.625% due 12/01/2037		700	902
6.625% due 06/21/2040		1,015	1,329
Qatari Diar Finance Co.
5.000% due 07/21/2020		9,600	10,829
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,790
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (c)		500	528
RCI Banque S.A.
3.500% due 04/03/2018		18,850	19,667
Regions Bank
6.450% due 06/26/2037		16,145	19,245
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,917
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,010	3,191
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		17,600	18,614
Santander Issuances S.A.U.
1.277% due 01/31/2018	GBP	4,000	6,574
4.500% due 09/30/2019	EUR	3,900	5,248
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		$19,870	20,839
5.400% due 03/24/2017		2,500	2,666
5.499% due 07/07/2015		5,850	6,081
5.717% due 06/16/2021		6,000	6,329
6.125% due 02/07/2022		18,400	19,757
SLM Corp.
4.280% due 01/26/2015 (d)	HKD	15,000	1,954
4.875% due 06/17/2019		$5,000	5,165
5.500% due 01/15/2019		3,300	3,514
5.625% due 08/01/2033		32,045	27,839
6.250% due 01/25/2016		4,900	5,225
7.250% due 01/25/2022		26,750	29,659
8.000% due 03/25/2020		21,750	25,203
8.450% due 06/15/2018		65,227	77,253
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		8,450	8,843
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		69,805	93,268
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	377	736
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$13,533	18,803
Trust F/1401
6.950% due 01/30/2044		14,000	15,575

UBS AG
4.750% due 05/22/2023		4,950	5,080
4.750% due 02/12/2026	EUR	4,600	6,706
4.875% due 08/04/2020		$2,684	3,012
7.250% due 02/22/2022		15,975	17,533
7.625% due 08/17/2022		58,300	70,276
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		800	855
Union Bank N.A.
2.625% due 09/26/2018		2,950	3,036
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,899
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		$200	202
6.025% due 07/05/2022		300	310
Wachovia Bank N.A.
0.603% due 11/03/2014		1,326	1,327
5.850% due 02/01/2037		5,901	7,306
6.600% due 01/15/2038		22,877	30,967
Wachovia Corp.
0.596% due 10/15/2016		1,500	1,498
5.750% due 02/01/2018		600	687
WEA Finance LLC
4.625% due 05/10/2021		5,000	5,744
7.125% due 04/15/2018		12,900	15,703
Wells Fargo & Co.
4.100% due 06/03/2026		500	507
4.125% due 08/15/2023		16,100	16,747
4.600% due 04/01/2021		3,100	3,453
5.375% due 02/07/2035		4,900	5,736
5.375% due 11/02/2043		38,900	42,882
5.606% due 01/15/2044		4,100	4,707
5.900% due 06/15/2024 (c)		46,600	49,454
Wells Fargo Bank N.A.
5.950% due 08/26/2036		800	1,005
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,152
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	18,956
6.950% due 10/01/2027		4,500	5,653
7.125% due 07/15/2023		14,772	17,883
7.375% due 10/01/2019		28,900	35,622
7.375% due 03/15/2032		196,387	265,753
7.950% due 03/15/2025		850	1,076
8.500% due 01/15/2025		450	607

			5,600,906

INDUSTRIALS 31.5%
21st Century Fox America, Inc.
6.150% due 03/01/2037		600	723
6.150% due 02/15/2041		51,900	63,024
6.650% due 11/15/2037		20,931	26,660
6.900% due 08/15/2039		7,229	9,474
7.750% due 12/01/2045		4,773	6,895
AbbVie, Inc.
4.400% due 11/06/2042		30,587	29,759
Actavis Funding SCS
4.850% due 06/15/2044		29,750	30,096
Actavis, Inc.
4.625% due 10/01/2042		10,000	9,858
ADT Corp.
2.250% due 07/15/2017		800	795
4.125% due 06/15/2023		2,000	1,850
4.875% due 07/15/2042		83,180	69,767
6.250% due 10/15/2021		4,750	5,047
Aetna, Inc.
4.750% due 03/15/2044		3,500	3,688
Air Canada Pass-Through Trust
4.125% due 11/15/2026		18,010	18,235
Alcoa, Inc.
5.900% due 02/01/2027		1,900	2,036
Altria Group, Inc.
2.850% due 08/09/2022		1,000	966
4.250% due 08/09/2042		8,005	7,474
5.375% due 01/31/2044		11,000	12,074
9.950% due 11/10/2038		12,747	21,192
10.200% due 02/06/2039		27,690	47,029
American Airlines Pass-Through Trust
4.950% due 07/15/2024		8,214	8,892
5.250% due 07/31/2022		7,590	8,254
American Tower Corp.
3.500% due 01/31/2023		1,100	1,080
4.700% due 03/15/2022		22,300	23,939
5.000% due 02/15/2024		1,500	1,631

Amgen, Inc.
4.950% due 10/01/2041	5,650	5,959
5.150% due 11/15/2041	120,042	129,073
5.375% due 05/15/2043	27,890	30,840
5.650% due 06/15/2042	25,160	28,927
6.375% due 06/01/2037	4,610	5,719
6.400% due 02/01/2039	24,450	30,569
6.900% due 06/01/2038	9,950	13,046
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	18,065
Anadarko Petroleum Corp.
6.200% due 03/15/2040	15,200	19,204
6.375% due 09/15/2017	4,200	4,838
6.450% due 09/15/2036	31,983	40,859
7.000% due 11/15/2027	1,000	1,185
7.950% due 06/15/2039	58,584	87,924
Anglo American Capital PLC
4.125% due 09/27/2022	500	505
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	2,750	2,685
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	132
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	273
Apache Corp.
4.750% due 04/15/2043	500	525
5.100% due 09/01/2040	1,600	1,763
Apple, Inc.
3.850% due 05/04/2043	2,600	2,397
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,100
Asciano Finance Ltd.
6.000% due 04/07/2023	27,900	31,881
Aviation Capital Group Corp.
3.875% due 09/27/2016	11,900	12,322
4.625% due 01/31/2018	10,100	10,660
7.125% due 10/15/2020	25,150	29,013
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	3,121	3,230
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	13,228
Barrick Gold Corp.
5.250% due 04/01/2042	20,200	19,805
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,430
Barrick International Barbados Corp.
6.350% due 10/15/2036	1,300	1,369
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	31,577
5.750% due 05/01/2043	2,409	2,500
7.500% due 09/15/2038	6,200	7,320
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	17,969	18,898
BAT International Finance PLC
3.250% due 06/07/2022	1,550	1,535
Boeing Co.
6.875% due 03/15/2039	2,600	3,649
Boston Scientific Corp.
6.000% due 01/15/2020	6,900	8,030
7.000% due 11/15/2035	43,837	56,941
7.375% due 01/15/2040	48,582	67,186
BRF S.A.
4.750% due 05/22/2024	14,200	14,022
British Sky Broadcasting Group PLC
3.125% due 11/26/2022	4,550	4,356
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	38,537
4.450% due 03/15/2043	69,500	69,261
4.900% due 04/01/2044	1,800	1,928
5.050% due 03/01/2041	11,900	12,917
5.750% due 05/01/2040	15,720	18,821
6.200% due 08/15/2036	800	994
6.530% due 07/15/2037	2,500	3,174
7.290% due 06/01/2036	800	1,074
7.950% due 08/15/2030	600	843
Cameron International Corp.
5.125% due 12/15/2043	2,300	2,455
5.950% due 06/01/2041	13,400	15,837
7.000% due 07/15/2038	16,804	21,996
Canadian Natural Resources Ltd.
6.750% due 02/01/2039	1,675	2,197
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	21,576
6.000% due 04/01/2042	9,200	10,639
CareFusion Corp.
4.875% due 05/15/2044	20,000	20,137

Caterpillar, Inc.
4.750% due 05/15/2064	100	104
CBS Corp.
4.850% due 07/01/2042	14,534	14,455
7.875% due 07/30/2030	12,315	16,572
CC Holdings GS LLC
3.849% due 04/15/2023	17,400	17,491
Celgene Corp.
4.625% due 05/15/2044	3,950	3,965
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,583
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	166
6.750% due 11/15/2039	16,900	22,014
CF Industries, Inc.
4.950% due 06/01/2043	5,550	5,570
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,658
Cielo S.A.
3.750% due 11/16/2022	15,500	14,783
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	36,825	31,924
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	12,500	13,124
CNOOC Finance Ltd.
3.000% due 05/09/2023	200	189
3.875% due 05/02/2022	10,900	11,123
4.250% due 05/09/2043 (e)	17,725	16,482
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,953
Comcast Corp.
4.500% due 01/15/2043	2,100	2,146
4.650% due 07/15/2042	46,600	48,419
5.650% due 06/15/2035	10,000	11,819
6.400% due 05/15/2038	380	487
6.400% due 03/01/2040	73,750	94,730
6.450% due 03/15/2037	7,300	9,328
6.550% due 07/01/2039	48,460	63,312
6.950% due 08/15/2037	26,300	35,517
7.050% due 03/15/2033	6,275	8,470
ConAgra Foods, Inc.
4.650% due 01/25/2043	6,000	5,929
7.000% due 10/01/2028	1,800	2,296
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	16,635	16,968
4.750% due 07/12/2022	8,648	9,362
6.000% due 07/12/2020	1,345	1,426
7.250% due 05/10/2021	15,373	17,987
7.566% due 09/15/2021	46	50
9.000% due 01/08/2018	5,425	6,130
Continental Resources, Inc.
3.800% due 06/01/2024	750	759
4.500% due 04/15/2023	28,800	30,803
4.900% due 06/01/2044	11,500	11,909
5.000% due 09/15/2022	10,795	11,753
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,833
5.625% due 10/18/2043	2,200	2,441
COX Communications, Inc.
4.500% due 06/30/2043	21,791	20,721
4.700% due 12/15/2042	12,190	11,880
6.450% due 12/01/2036	2,431	2,842
8.375% due 03/01/2039	45,140	63,549
Crown Castle Towers LLC
6.113% due 01/15/2040	39,300	46,305
CSN Islands Corp.
6.875% due 09/21/2019	7,532	8,022
CSN Resources S.A.
6.500% due 07/21/2020	500	520
CVS Caremark Corp.
2.250% due 12/05/2018	4,800	4,865
6.125% due 09/15/2039	7,400	9,232
CVS Pass-Through Trust
4.704% due 01/10/2036	5,934	6,333
5.773% due 01/10/2033	11,416	12,798
5.880% due 01/10/2028	3,128	3,525
5.926% due 01/10/2034	33,551	38,397
6.036% due 12/10/2028	2,375	2,739
6.943% due 01/10/2030	35,258	42,672
7.507% due 01/10/2032	107,470	134,355
8.353% due 07/10/2031	16,734	22,077
Daimler Finance North America LLC
8.500% due 01/18/2031	100	152
DCP Midstream Operating LP
5.600% due 04/01/2044	16,750	18,543

Delphi Corp.
4.150% due 03/15/2024	4,100	4,263
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020	2,719	2,964
6.200% due 01/02/2020	1,066	1,197
7.750% due 06/17/2021	9,953	11,695
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	4,200	4,402
8.750% due 06/15/2030	74,450	109,031
9.250% due 06/01/2032	700	1,112
Devon Energy Corp.
4.750% due 05/15/2042	18,075	18,822
5.600% due 07/15/2041	2,949	3,420
7.950% due 04/15/2032	29,180	41,382
Devon Financing Corp. LLC
7.875% due 09/30/2031	16,580	23,324
DIRECTV Holdings LLC
5.150% due 03/15/2042	5,500	5,788
6.000% due 08/15/2040	4,400	5,076
6.375% due 03/01/2041	22,200	26,906
Discovery Communications LLC
3.300% due 05/15/2022	600	598
4.375% due 06/15/2021	8,000	8,670
4.875% due 04/01/2043	2,105	2,127
4.950% due 05/15/2042	800	818
5.625% due 08/15/2019	300	344
6.350% due 06/01/2040	3,900	4,714
Dolphin Energy Ltd.
5.500% due 12/15/2021	300	342
Domtar Corp.
6.750% due 02/15/2044	10,575	12,629
Dow Chemical Co.
5.250% due 11/15/2041	5,255	5,730
9.400% due 05/15/2039	45,309	74,373
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	7,599
7.375% due 09/18/2043	25,300	31,263
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	36,018
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	15,559	14,574
7.500% due 11/15/2040	21,847	28,214
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	1,800	1,905
Enbridge, Inc.
4.500% due 06/10/2044	6,875	6,801
Encana Corp.
5.150% due 11/15/2041	22,050	24,086
6.500% due 08/15/2034	6,010	7,420
6.500% due 02/01/2038	44,500	55,945
6.625% due 08/15/2037	22,082	27,794
7.200% due 11/01/2031	1,650	2,120
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	8,331
7.500% due 07/01/2038	20,600	26,828
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	24,100	26,763
ENTEL Chile S.A.
4.875% due 10/30/2024	4,600	4,799
Enterprise Products Operating LLC
4.450% due 02/15/2043	100,900	99,195
4.850% due 08/15/2042	11,300	11,710
4.850% due 03/15/2044	42,955	44,415
5.100% due 02/15/2045	17,250	18,454
5.700% due 02/15/2042	15,632	18,261
5.750% due 03/01/2035	15,361	17,776
5.950% due 02/01/2041	7,513	8,960
6.125% due 10/15/2039	5,000	6,101
6.450% due 09/01/2040	2,395	3,015
6.650% due 10/15/2034	2,000	2,550
7.550% due 04/15/2038	4,000	5,567
FedEx Corp.
5.100% due 01/15/2044	5,000	5,422
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	6,800	6,699
Ford Motor Co.
4.750% due 01/15/2043	6,500	6,586
7.400% due 11/01/2046	7,050	9,624
7.450% due 07/16/2031	15,261	20,433
8.900% due 01/15/2032	9,209	13,009
9.980% due 02/15/2047	5,300	8,254
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043	18,800	19,544
General Electric Co.
4.125% due 10/09/2042	44,200	43,753
4.500% due 03/11/2044	28,550	29,815

Georgia-Pacific LLC
5.400% due 11/01/2020	5,520	6,379
7.250% due 06/01/2028	14,460	18,947
7.375% due 12/01/2025	400	526
7.750% due 11/15/2029	4,000	5,511
8.000% due 01/15/2024	1,000	1,350
8.875% due 05/15/2031	20,200	30,328
Gerdau Trade, Inc.
5.750% due 01/30/2021	9,100	9,760
Gilead Sciences, Inc.
4.800% due 04/01/2044	3,300	3,509
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	10,942
6.000% due 11/15/2041	25,670	28,385
6.900% due 11/15/2037	1,600	1,903
GLP Capital LP
4.375% due 11/01/2018	13,500	13,972
5.375% due 11/01/2023	11,350	11,832
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	18,500
Goldcorp, Inc.
3.700% due 03/15/2023	11,800	11,654
5.450% due 06/09/2044	33,900	34,833
Grupo Televisa S.A.B.
5.000% due 05/13/2045	10,000	10,070
GTL Trade Finance, Inc.
5.893% due 04/29/2024	14,285	15,021
7.250% due 04/16/2044	21,200	22,387
Heineken NV
4.000% due 10/01/2042	2,000	1,851
Hess Corp.
6.000% due 01/15/2040	8,780	10,606
7.300% due 08/15/2031	3,300	4,394
7.875% due 10/01/2029	4,270	5,894
Hewlett-Packard Co.
2.625% due 12/09/2014	1,000	1,010
6.000% due 09/15/2041	450	519
HJ Heinz Co.
6.375% due 07/15/2028	650	704
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	5,440
7.125% due 08/01/2039	39,043	42,752
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	1,700	1,983
Home Depot, Inc.
4.400% due 03/15/2045	10,850	10,967
4.875% due 02/15/2044	3,350	3,659
5.400% due 09/15/2040	2,500	2,905
Hospira, Inc.
5.600% due 09/15/2040	35,740	38,004
5.800% due 08/12/2023	6,800	7,634
Humana, Inc.
8.150% due 06/15/2038	1,000	1,452
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	11,850	11,755
International Paper Co.
4.800% due 06/15/2044	13,450	13,521
6.000% due 11/15/2041	7,400	8,737
7.300% due 11/15/2039	5,000	6,762
8.700% due 06/15/2038	11,500	17,238
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	51,648
KazMunayGas National Co. JSC
5.750% due 04/30/2043	12,100	11,676
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	4,383
7.875% due 09/15/2031	3,000	4,243
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	270
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	15,500	15,439
5.000% due 03/01/2043	35,400	35,205
5.500% due 03/01/2044	2,250	2,380
5.625% due 09/01/2041	1,700	1,821
5.800% due 03/15/2035	13,742	15,156
6.375% due 03/01/2041	6,000	7,043
6.500% due 02/01/2037	12,219	14,376
6.500% due 09/01/2039	36,345	42,954
6.550% due 09/15/2040	30,300	36,281
6.950% due 01/15/2038	46,800	57,799
7.400% due 03/15/2031	500	628
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,250	14,196
5.375% due 02/10/2020	4,874	5,550
6.500% due 02/09/2040	103,898	132,007
6.875% due 01/26/2039	3,900	5,110

Kroger Co.
5.400% due 07/15/2040	35	39
6.900% due 04/15/2038	5,000	6,482
7.500% due 04/01/2031	150	198
Lender Processing Services, Inc.
5.750% due 04/15/2023	23,564	25,390
LyondellBasell Industries NV
5.750% due 04/15/2024	12,800	15,123
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,164
Masco Corp.
5.950% due 03/15/2022	7,740	8,591
6.500% due 08/15/2032	13,602	14,452
7.750% due 08/01/2029	5,450	6,443
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,096
McKesson Corp.
4.883% due 03/15/2044	7,100	7,414
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,561
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	13,627
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	15,540
Mondelez International, Inc.
4.000% due 02/01/2024	3,500	3,630
Nakilat, Inc.
6.067% due 12/31/2033	4,400	4,867
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	16,400	17,220
NBCUniversal Media LLC
4.450% due 01/15/2043	29,300	29,413
5.950% due 04/01/2041	53,800	66,186
6.400% due 04/30/2040	12,700	16,314
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	40,805	36,786
Newmont Mining Corp.
4.875% due 03/15/2042	3,700	3,341
5.875% due 04/01/2035	395	400
6.250% due 10/01/2039	32,050	33,744
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,326
7.500% due 07/30/2039	2,410	3,267
Noble Holding International Ltd.
5.250% due 03/15/2042	27,040	28,062
6.050% due 03/01/2041	43,500	49,304
6.200% due 08/01/2040	1,000	1,150
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,239
Northwest Pipeline LLC
6.050% due 06/15/2018	725	831
ONEOK Partners LP
6.125% due 02/01/2041	21,827	25,827
6.200% due 09/15/2043	40,000	47,914
6.650% due 10/01/2036	4,765	5,875
6.850% due 10/15/2037	21,694	27,383
Oracle Corp.
4.500% due 07/08/2044 (a)	11,800	11,794
Owens Corning
4.200% due 12/15/2022	8,070	8,297
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,297
Pertamina Persero PT
4.300% due 05/20/2023	14,100	13,377
5.625% due 05/20/2043	3,100	2,798
6.450% due 05/30/2044	35,800	35,621
Petrobras International Finance Co.
3.875% due 01/27/2016	2,500	2,584
5.375% due 01/27/2021	2,500	2,618
5.875% due 03/01/2018	10,000	10,916
6.750% due 01/27/2041	40,050	41,452
6.875% due 01/20/2040	9,650	10,205
7.875% due 03/15/2019	24,700	28,920
Philip Morris International, Inc.
3.600% due 11/15/2023	9,700	10,037
3.875% due 08/21/2042	675	629
4.375% due 11/15/2041	12,700	12,738
4.875% due 11/15/2043	2,500	2,705
6.375% due 05/16/2038	9,235	11,871
Phillips 66
5.875% due 05/01/2042	4,050	4,862
Pinnacol Assurance
8.625% due 06/25/2034 (d)	24,000	24,248
Pioneer Natural Resources Co.
6.650% due 03/15/2017	8,812	10,035
6.875% due 05/01/2018	4,154	4,913
7.200% due 01/15/2028	23,175	29,607
7.500% due 01/15/2020	8,872	10,957

PPG Industries, Inc.
5.500% due 11/15/2040		3,600	4,267
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,272
7.875% due 08/15/2040		31,200	45,848
QVC, Inc.
4.375% due 03/15/2023		1,700	1,729
4.850% due 04/01/2024		21,000	21,990
5.125% due 07/02/2022		6,820	7,269
5.950% due 03/15/2043		48,805	52,500
Reynolds American, Inc.
3.250% due 11/01/2022		13,900	13,427
4.750% due 11/01/2042		15,284	14,605
6.150% due 09/15/2043		12,900	14,802
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,455
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,860
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		13,500	14,105
Roche Holdings, Inc.
6.000% due 03/01/2019		3,444	4,050
Rock Tenn Co.
4.000% due 03/01/2023		8,350	8,579
4.900% due 03/01/2022		7,500	8,196
Rock-Tenn Co.
4.450% due 03/01/2019		4,380	4,750
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	23,960
6.850% due 07/15/2018		2,000	2,170
6.875% due 04/15/2040		46,550	44,921
7.500% due 07/15/2038		25,890	25,761
Rogers Communications, Inc.
5.000% due 03/15/2044		9,150	9,562
Rohm & Haas Co.
7.850% due 07/15/2029		7,163	9,910
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		14,000	15,120
7.487% due 03/25/2031	GBP	6,100	11,223
Sealed Air Corp.
6.875% due 07/15/2033		$2,000	2,090
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		600	610
Southern Copper Corp.
5.250% due 11/08/2042		4,700	4,341
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		8,346	11,432
Southwestern Energy Co.
4.100% due 03/15/2022		6,600	7,003
Statoil ASA
4.800% due 11/08/2043		6,600	7,293
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022		2,000	2,157
4.950% due 01/15/2043		28,600	28,747
6.100% due 02/15/2042		200	231
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,950	10,135
5.125% due 02/22/2021		8,200	9,112
TCI Communications, Inc.
7.875% due 02/15/2026		405	568
Teck Resources Ltd.
5.200% due 03/01/2042		3,000	2,895
5.400% due 02/01/2043		27,340	27,079
6.000% due 08/15/2040		16,600	17,585
6.125% due 10/01/2035		12,100	12,873
6.250% due 07/15/2041		33,530	36,467
Telefonica Emisiones S.A.U.
4.750% due 02/07/2017	EUR	600	902
4.949% due 01/15/2015		$2,200	2,249
5.375% due 02/02/2018	GBP	2,700	5,044
5.496% due 04/01/2016	EUR	6,500	9,635
6.421% due 06/20/2016		$19,082	21,016
7.045% due 06/20/2036		30,318	38,736
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		320	443
Tesco PLC
6.150% due 11/15/2037		3,700	4,336
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,541
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024		5,300	5,550
5.300% due 02/01/2044		14,125	15,711
Thomson Reuters Corp.
4.300% due 11/23/2023		22,700	23,830
5.650% due 11/23/2043		21,713	23,995

Time Warner Cable, Inc.
4.500% due 09/15/2042	46,700	45,560
5.000% due 02/01/2020	800	897
5.500% due 09/01/2041	26,175	29,341
5.875% due 11/15/2040	13,990	16,351
6.550% due 05/01/2037	22,100	27,477
6.750% due 06/15/2039	80,185	103,535
7.300% due 07/01/2038	24,572	33,114
8.250% due 04/01/2019	1,430	1,814
8.750% due 02/14/2019	9,100	11,649
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	4,228	5,725
8.375% due 07/15/2033	18,520	27,213
Time Warner, Inc.
4.650% due 06/01/2044	1,300	1,278
4.875% due 03/15/2020	1,000	1,122
4.900% due 06/15/2042	3,000	3,062
5.375% due 10/15/2041	5,000	5,446
6.100% due 07/15/2040	27,600	32,597
6.200% due 03/15/2040	10,000	11,911
6.250% due 03/29/2041	14,950	18,025
6.500% due 11/15/2036	20,625	25,283
7.700% due 05/01/2032	21,050	29,275
Toll Brothers Finance Corp.
4.375% due 04/15/2023	3,590	3,545
5.625% due 01/15/2024	7,900	8,453
6.750% due 11/01/2019	5,200	6,019
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,800	8,035
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	4,418
7.250% due 08/15/2038	2,600	3,638
7.625% due 01/15/2039	4,900	7,136
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,614
5.400% due 08/15/2041	4,330	4,962
Transocean, Inc.
6.500% due 11/15/2020	8,600	9,958
6.800% due 03/15/2038	55,150	63,009
7.350% due 12/15/2041	1,440	1,828
7.500% due 04/15/2031	4,550	5,512
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	9,300	9,439
4.625% due 12/03/2026	4,302	4,527
7.125% due 04/22/2025	4,316	5,061
UAL Pass-Through Trust
9.750% due 07/15/2018	28,937	33,133
10.400% due 05/01/2018	3,758	4,275
United Airlines Pass-Through Trust
4.000% due 10/11/2027	29,500	29,906
4.300% due 02/15/2027	19,040	19,611
UnitedHealth Group, Inc.
4.625% due 11/15/2041	14,000	14,638
4.700% due 02/15/2021	2,500	2,787
5.800% due 03/15/2036	300	362
5.950% due 02/15/2041	4,700	5,839
6.500% due 06/15/2037	1,200	1,573
6.625% due 11/15/2037	2,600	3,455
Vale Overseas Ltd.
6.875% due 11/21/2036	28,950	32,156
6.875% due 11/10/2039	34,365	38,162
Vale S.A.
5.625% due 09/11/2042	9,400	9,256
Viacom, Inc.
4.500% due 02/27/2042	6,000	5,738
5.250% due 04/01/2044	6,000	6,352
5.850% due 09/01/2043	9,200	10,591
Virgin Australia Trust
5.000% due 04/23/2025	18,441	19,616
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,800	21,891
4.300% due 04/22/2044	1,500	1,518
5.625% due 04/01/2040	900	1,092
Weatherford International Ltd.
6.750% due 09/15/2040	7,600	9,342
WellPoint, Inc.
3.125% due 05/15/2022	2,000	2,000
4.625% due 05/15/2042	21,000	21,427
Whirlpool Corp.
5.150% due 03/01/2043	21,075	22,469
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	13,179
7.875% due 09/01/2021	916	1,138
8.750% due 03/15/2032	29,088	37,976

Williams Partners LP
5.400% due 03/04/2044	8,300	8,923
5.800% due 11/15/2043	10,360	11,722
6.300% due 04/15/2040	22,870	27,202
Woodside Finance Ltd.
4.600% due 05/10/2021	6,800	7,430
Wyeth LLC
5.950% due 04/01/2037	500	614
Wynn Las Vegas LLC
4.250% due 05/30/2023	42,852	41,674
5.375% due 03/15/2022	22,130	23,154

		7,084,659

UTILITIES 13.9%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	9,233
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	69,970	83,614
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,608
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	31,790
American Water Capital Corp.
6.593% due 10/15/2037	150	199
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	15,371
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,396
5.800% due 10/01/2035	2,176	2,622
6.375% due 04/01/2036	4,350	5,512
6.700% due 08/15/2037	3,600	4,733
7.000% due 04/01/2038	3,693	5,040
AT&T Corp.
8.000% due 11/15/2031	500	735
AT&T, Inc.
4.300% due 12/15/2042	9,103	8,650
4.350% due 06/15/2045	47,647	45,268
4.800% due 06/15/2044	89,100	91,450
5.350% due 09/01/2040	115,891	126,309
5.500% due 02/01/2018	3,300	3,742
5.550% due 08/15/2041	21,000	23,594
6.300% due 01/15/2038	26,830	32,528
6.500% due 09/01/2037	15,118	18,720
6.550% due 02/15/2039	19,900	24,710
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	1,500	1,839
6.125% due 04/01/2036	10,425	12,948
6.500% due 09/15/2037	24,750	31,975
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	5,098
BP Capital Markets PLC
3.245% due 05/06/2022	1,800	1,824
British Telecommunications PLC
9.625% due 12/15/2030	10,400	16,587
Bruce Mansfield Unit
6.850% due 06/01/2034	20,891	22,978
Cleco Power LLC
6.000% due 12/01/2040	17,400	21,359
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,957
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,513
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	43,896
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,039
5.500% due 12/01/2039	3,400	4,041
5.700% due 06/15/2040	5,000	6,074
6.300% due 08/15/2037	4,000	5,202
6.750% due 04/01/2038	9,950	13,398
DTE Electric Co.
3.950% due 06/15/2042	500	484
4.300% due 07/01/2044 (a)	6,700	6,772
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	16,732
6.100% due 06/01/2037	300	377
Duke Energy Florida, Inc.
5.650% due 04/01/2040	7,400	9,178
6.400% due 06/15/2038	50	67
Duke Energy Indiana, Inc.
4.900% due 07/15/2043	105	117
6.120% due 10/15/2035	6,724	8,294
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	10,150	11,990

Electricite de France
4.875% due 01/22/2044		9,840	10,513
5.250% due 01/29/2023 (c)		11,800	12,067
5.625% due 01/22/2024 (c)		15,100	15,788
6.950% due 01/26/2039		22,363	29,783
Enable Midstream Partners LP
5.000% due 05/15/2044		12,150	12,270
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	3,404
Entergy Arkansas, Inc.
5.660% due 02/01/2025		$4,000	4,096
Entergy Corp.
5.125% due 09/15/2020		8,400	9,334
Entergy Louisiana LLC
4.050% due 09/01/2023		2,000	2,133
5.000% due 07/15/2044		4,300	4,390
Entergy Mississippi, Inc.
3.100% due 07/01/2023		2,000	1,996
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	13,404
6.250% due 10/01/2039		12,215	14,358
FirstEnergy Corp.
7.375% due 11/15/2031		22,036	26,080
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		77,881	83,722
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	253
5.450% due 07/15/2044		8,100	8,224
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		12,100	11,284
6.000% due 11/27/2023		18,175	18,743
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		400	419
5.999% due 01/23/2021		11,500	12,319
6.212% due 11/22/2016		150	164
6.510% due 03/07/2022		40,975	44,602
7.288% due 08/16/2037		8,300	9,296
8.125% due 07/31/2014		100	100
8.146% due 04/11/2018		10,400	12,000
8.625% due 04/28/2034		5,710	7,080
9.250% due 04/23/2019		19,463	23,720
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,989
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,480
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,151
7.350% due 02/01/2019		200	242
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	20,375
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	40,570
Metropolitan Edison Co.
3.500% due 03/15/2023		3,700	3,687
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,722
NGPL PipeCo LLC
7.119% due 12/15/2017		1,000	1,020
7.768% due 12/15/2037		62,605	60,101
Niagara Mohawk Power Corp.
2.721% due 11/28/2022		3,400	3,306
4.119% due 11/28/2042		5,650	5,451
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		21,700	20,371
5.326% due 02/03/2016		2,000	2,108
6.604% due 02/03/2021		8,700	9,374
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		11,763	12,733
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	28,253
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,528
8.250% due 10/15/2038		1,000	1,547
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	17,563
5.300% due 06/01/2042		600	707
7.250% due 01/15/2033		3,400	4,789
7.500% due 09/01/2038		4,615	6,671
Orange S.A.
5.500% due 02/06/2044		15,665	17,532
9.000% due 03/01/2031		11,350	17,106
Pacific Gas & Electric Co.
4.450% due 04/15/2042		5,150	5,278
4.600% due 06/15/2043		85	89
4.750% due 02/15/2044		2,550	2,721
5.400% due 01/15/2040		800	914

5.800% due 03/01/2037		8,600	10,391
6.050% due 03/01/2034		6,200	7,681
6.250% due 03/01/2039		9,900	12,454
6.350% due 02/15/2038		1,000	1,271
PacifiCorp
6.000% due 01/15/2039		200	253
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	584
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		4,000	3,440
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	22,130
5.625% due 05/20/2043		$44,687	40,665
Petroleos Mexicanos
6.375% due 01/23/2045		17,025	19,813
Plains All American Pipeline LP
3.650% due 06/01/2022		10,000	10,339
4.300% due 01/31/2043		6,850	6,582
4.700% due 06/15/2044		16,950	17,175
5.150% due 06/01/2042		56,310	61,235
6.650% due 01/15/2037		9,455	12,022
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,437
Progress Energy, Inc.
7.750% due 03/01/2031		400	566
PSEG Power LLC
8.625% due 04/15/2031		6,000	8,654
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,305
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		1,330	1,453
5.838% due 09/30/2027		16,700	18,621
6.332% due 09/30/2027		10,450	12,165
Rosneft Finance S.A.
6.250% due 02/02/2015		5,000	5,145
6.625% due 03/20/2017		11,900	13,090
7.250% due 02/02/2020		26,750	30,595
7.500% due 07/18/2016		9,050	9,944
7.875% due 03/13/2018		50,020	57,335
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		5,500	5,143
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		52,300	51,189
5.500% due 04/08/2044		41,450	42,745
Shell International Finance BV
4.550% due 08/12/2043		9,850	10,364
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		13,000	13,483
Southern California Edison Co.
6.000% due 01/15/2034		400	505
6.650% due 04/01/2029		600	772
Southern Power Co.
6.375% due 11/15/2036		3,500	3,653
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	3,889
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,462
SSE PLC
5.625% due 10/01/2017 (c)	EUR	2,500	3,756
5.625% due 10/01/2017 (c)		$200	216
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043		25,400	25,213
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,737
7.721% due 06/04/2038		17,800	20,604
Telecom Italia SpA
6.375% due 06/24/2019	GBP	5,000	9,353
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	36,910
Telstra Corp. Ltd.
4.800% due 10/12/2021		12,100	13,608
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,907
Verizon Communications, Inc.
3.850% due 11/01/2042		15,000	13,346
4.750% due 11/01/2041		3,500	3,540
5.150% due 09/15/2023		17,375	19,470
6.000% due 04/01/2041		15,617	18,327
6.400% due 09/15/2033		178,975	219,590
6.400% due 02/15/2038		15,500	18,965
6.550% due 09/15/2043		436,250	550,098
6.900% due 04/15/2038		26,785	34,545
7.350% due 04/01/2039		14,992	20,049
7.750% due 12/01/2030		70	96
7.750% due 06/15/2032		1,165	1,586

Virginia Electric and Power Co.
4.450% due 02/15/2044	1,100	1,149
6.000% due 05/15/2037	400	507
Vodafone Group PLC
4.375% due 02/19/2043	18,800	17,968
6.150% due 02/27/2037	20,238	24,091
6.250% due 11/30/2032	2,650	3,258
Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	271

		3,124,193

Total Corporate Bonds & Notes (Cost $14,568,210)		15,809,758

MUNICIPAL BONDS & NOTES 6.7%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,354

CALIFORNIA 3.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	15,300	19,984
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	16,580
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	869
6.907% due 10/01/2050	29,845	42,309
6.918% due 04/01/2040	1,600	2,156
7.043% due 04/01/2050	49,575	70,156
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,524
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	89
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,681
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,384
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,575	22,180
7.350% due 11/01/2039	1,000	1,432
7.500% due 04/01/2034	5,580	7,949
7.550% due 04/01/2039	25,020	37,638
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	550	685
7.600% due 11/01/2040	30,870	46,703
7.625% due 03/01/2040	14,250	21,036
7.700% due 11/01/2030	4,900	6,049
7.950% due 03/01/2036	27,100	33,062
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	100	105
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,176
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,527
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	15,794
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	105
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	12,903
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	5,360	7,424
6.750% due 08/01/2049	34,395	49,223
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	6,345
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	19,455
7.618% due 08/01/2040	5,200	6,908
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	6,100	7,642
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,141
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,628
6.603% due 07/01/2050	400	559
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,153
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	304
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,910
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,344

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	119
5.813% due 06/01/2040	300	363
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,278
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	467
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,582
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,103
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	594
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	29,000	39,591
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,104
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	13,395
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	559
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	871
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,861
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	427
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,351
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,889
6.583% due 05/15/2049	6,600	8,642
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,230
6.398% due 05/15/2031	10,000	12,083
6.548% due 05/15/2048	25,100	32,849
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,574

		679,044

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	112
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	500	582

		694

FLORIDA 0.0%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
6.206% due 10/01/2030	500	554
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,350

		8,904

GEORGIA 0.3%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	115
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	6,418
6.655% due 04/01/2057	42,110	51,422

		57,955

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,035
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	20,486
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,165

		24,686

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,134

Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	6,083

		8,217

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,607

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	474

LOUISIANA 0.0%
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	108

MASSACHUSETTS 0.1%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,022
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	500	583
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,741

		12,346

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,215

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	400	490

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,270
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	29,165
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	560
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	349

		44,344

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	610
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,743
6.668% due 11/15/2039	300	398
6.687% due 11/15/2040	550	734
6.814% due 11/15/2040	18,085	24,418
7.134% due 11/15/2030	500	587
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.199% due 12/01/2022	1,200	1,380
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,934
5.968% due 03/01/2036	12,015	14,696
6.246% due 06/01/2035	12,000	13,732
6.271% due 12/01/2037	5,365	6,857
6.646% due 12/01/2031	11,250	13,375
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,868
5.508% due 08/01/2037	800	962
5.572% due 11/01/2038	14,000	16,905
5.808% due 08/01/2030	1,600	1,779
5.932% due 11/01/2036	15,500	17,236
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	500	592
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,115
5.790% due 06/15/2041	10,800	11,701
5.882% due 06/15/2044	10,000	12,843
6.011% due 06/15/2042	400	517
6.124% due 06/15/2042	12,800	14,127
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	460
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,412

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	579
5.389% due 03/15/2040	200	239
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,119
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,297
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	597
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	223
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	86,196
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,020
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	20,028

		301,279

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,299

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	9,142
6.449% due 02/15/2044	1,000	1,223
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	19,500	23,338
6.270% due 02/15/2050	3,100	3,817
7.834% due 02/15/2041	1,250	1,772
8.084% due 02/15/2050	50,725	76,399
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,441
7.734% due 02/15/2033	7,325	9,735
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	69

		126,936

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,113
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,690
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	7,016
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,402

		26,221

TENNESSEE 0.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	22,491
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,941
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	12,000	13,605

		38,037

TEXAS 0.7%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,076
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,327
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	25,430	29,197
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	28
5.250% due 12/01/2048	170	191
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	17,664
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	610
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2032	1,775	1,999
5.000% due 03/01/2037	4,050	4,487
5.000% due 03/01/2042	5,000	5,493
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,444
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,763

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030		700	839
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041		9,300	11,604
5.808% due 02/01/2041		1,040	1,303
6.308% due 02/01/2037		4,800	5,397
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040		1,500	1,687
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033		14,800	16,309
4.681% due 04/01/2040		4,700	5,201
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030		21,500	25,290

			148,909

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024		5,400	6,493
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020		1,000	1,022
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		800	851
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039		30	33
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045		225	241

			8,640

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		3,600	3,908

Total Municipal Bonds & Notes (Cost $1,278,116)			1,506,667

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.500% due 08/01/2044		7,000	7,178
4.000% due 10/01/2040		1,169	1,242
6.000% due 01/01/2023 - 06/01/2038		80	91
7.000% due 11/01/2026		29	33
8.500% due 08/01/2026		2	2
Freddie Mac
2.929% due 08/15/2032		110	116
Ginnie Mae
4.500% due 09/15/2033		19	21
6.500% due 02/15/2017		6	6
8.500% due 09/15/2030		5	5
9.000% due 12/15/2017		2	2

Total U.S. Government Agencies (Cost $8,628)			8,696

U.S. TREASURY OBLIGATIONS 25.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)		188,800	168,519
2.750% due 11/15/2042 (g)		626,750	558,395
2.875% due 05/15/2043 (g)		92,954	84,777
3.000% due 05/15/2042 (g)		87,295	82,173
3.125% due 11/15/2041 (g)		76,520	74,027
3.125% due 02/15/2042 (g)		481,296	464,864
3.125% due 02/15/2043		199,000	191,211
3.375% due 05/15/2044 (e)		80,334	80,717
3.625% due 08/15/2043 (g)		526,010	554,530
3.625% due 02/15/2044 (g)		240,050	252,840
3.750% due 11/15/2043 (e)(g)		2,615,909	2,819,869
U.S. Treasury Notes
1.000% due 05/31/2018 (g)(i)		56,000	55,387
1.375% due 06/30/2018		161,000	161,352
U.S. Treasury Strips
0.000% due 11/15/2042		37,600	14,040
0.000% due 08/15/2043		7,600	2,753
0.000% due 11/15/2043		188,950	67,747
0.000% due 02/15/2044		179,600	63,705

Total U.S. Treasury Obligations (Cost $5,506,102)			5,696,906

MORTGAGE-BACKED SECURITIES 0.1%
BCAP LLC Trust
0.652% due 05/26/2035		994	920
4.000% due 02/26/2037		852	816
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	16,757	22,094
Merrill Lynch Mortgage Investors Trust
1.002% due 01/25/2029		$151	153
1.151% due 03/25/2028		108	108

Structured Adjustable Rate Mortgage Loan Trust
2.416% due 09/25/2034		3,071	3,112

Total Mortgage-Backed Securities (Cost $24,193)			27,203

ASSET-BACKED SECURITIES 0.2%
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	3,781	5,133
Rise Ltd.
4.750% due 02/15/2039 (d)		$28,885	29,401
Springleaf Funding Trust
3.920% due 01/16/2023		2,000	2,047
Structured Asset Investment Loan Trust
1.052% due 01/25/2035		9,471	9,366

Total Asset-Backed Securities (Cost $45,032)			45,947

SOVEREIGN ISSUES 3.7%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,400	1,524
Brazil Government International Bond
5.625% due 01/07/2041		5,400	5,832
7.125% due 01/20/2037		10,800	13,716
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	364,078	150,975
10.000% due 01/01/2023		50,368	20,458
10.000% due 01/01/2025		115,020	45,566
Colombia Government International Bond
6.125% due 01/18/2041		$200	241
Indonesia Government International Bond
6.750% due 01/15/2044		20,300	23,396
Italy Buoni Poliennali Del Tesoro
3.750% due 05/01/2021	EUR	4,400	6,685
5.500% due 11/01/2022		107,950	181,369
Junta de Castilla y Leon
6.270% due 02/19/2018		2,400	3,877
6.505% due 03/01/2019		2,800	4,688
Mexico Government International Bond
5.550% due 01/21/2045		$19,780	22,549
5.750% due 10/12/2110		1,550	1,652
6.050% due 01/11/2040		1,920	2,337
6.750% due 09/27/2034		2,470	3,211
Qatar Government International Bond
6.400% due 01/20/2040		9,000	11,148
Russia Government International Bond
5.625% due 04/04/2042		34,200	35,910
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	43,400	64,431
Spain Government International Bond
2.750% due 04/30/2019 (e)		114,041	166,791
3.750% due 10/31/2018		9,600	14,570
5.850% due 01/31/2022		18,200	31,387
Xunta de Galicia
5.763% due 04/03/2017		5,700	8,846
6.131% due 04/03/2018		4,500	7,235

Total Sovereign Issues (Cost $775,646)			828,394

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (c)		20,200	24,523

Total Convertible Preferred Securities (Cost $24,500)			24,523

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (c)		130,000	13,744
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	14,735

State Street Corp.
5.900% due 03/15/2024 (c)	336,000	8,803

		37,282

UTILITIES 0.1%
DTE Energy Co.
5.250% due 12/01/2062	10,000	239
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	864
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	661
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	12,990
SCE Trust
5.625% due 06/15/2017 (c)	70,500	1,671
5.750% due 03/15/2024 (c)	463,000	12,223

		28,648

Total Preferred Securities (Cost $62,408)		65,930

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015	$26,250	26,252
1.078% due 05/16/2016	19,500	19,501

		45,753

U.S. TREASURY BILLS 0.1%
0.048% due 07/03/2014 - 12/26/2014 (b)(i)	9,690	9,688

Total Short-Term Instruments (Cost $55,436)		55,441

Total Investments in Securities (Cost $22,738,344)		24,460,088

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio	3,499,913	35,020
PIMCO Short-Term Floating NAV Portfolio III	16,016,259	160,035

Total Short-Term Instruments (Cost $195,039)		195,055

Total Investments in Affiliates (Cost $195,039)		195,055

Total Investments 109.6% (Cost $22,933,383)		$24,655,143
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(56,154))		4,659
Other Assets and Liabilities, net (9.6%)		(2,169,427)

Net Assets 100.0%		$22,490,375

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Delta Air Lines, Inc.	2.224%	04/30/2018 - 04/30/2019	05/05/2014	$33,000	$33,027	0.14%
Norwegian Air Shuttle	TBD% - 5.860%	12/31/2014	06/25/2014	71,720	71,929	0.32%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	24,000	24,248	0.11%
Rise Ltd.	4.750%	02/15/2039	02/11/2014	29,102	29,401	0.13%
SLM Corp.	4.280%	01/26/2015	08/03/2010	1,876	1,954	0.01%

				$159,698	$160,559	0.71%

Borrowings and other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(1.000%	)	06/17/2014	06/17/2016	$(648)	$(648)
DEU	0.150%		07/01/2014	07/21/2014	(190,432)	(190,432)
GRE	0.250%		06/30/2014	07/01/2014	(40,716)	(40,716)
JPS	0.120%		06/12/2014	07/11/2014	(264,687)	(264,704)
	0.150%		06/13/2014	07/14/2014	(266,875)	(266,895)
	0.220%		06/26/2014	07/03/2014	(74,497)	(74,500)
	0.240%		06/27/2014	07/07/2014	(216,392)	(216,398)
SAL	0.160%		06/19/2014	07/03/2014	(221,887)	(221,898)
	0.160%		06/24/2014	07/01/2014	(377,682)	(377,693)
	0.220%		06/25/2014	07/02/2014	(70,479)	(70,482)

Total Reverse Repurchase Agreements						$(1,724,366)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
BCY	0.120%	06/05/2014	07/07/2014		$(28,449)	$(28,467)
	0.180%	06/16/2014	07/16/2014		(39,357)	(39,417)
	0.180%	06/23/2014	07/08/2014		(82,264)	(82,323)
	0.180%	06/24/2014	07/08/2014		(164,066)	(164,181)
BPS	0.280%	06/12/2014	09/10/2014	EUR	(1,073)	(1,477)
FOB	0.120%	07/01/2014	07/15/2014		$(240,023)	(240,339)
GSC	0.020%	06/19/2014	07/03/2014		(8,725)	(8,726)
	0.150%	06/23/2014	07/08/2014		(34,941)	(34,965)
	0.180%	06/13/2014	07/09/2014		(3,802)	(3,805)
	0.180%	06/20/2014	07/03/2014		(220,854)	(220,909)
	0.200%	06/23/2014	07/08/2014		(79,611)	(79,668)
MSC	0.080%	06/23/2014	07/02/2014		(8,035)	(8,036)
TDM	0.100%	06/16/2014	07/03/2014		(44,893)	(44,903)
	0.110%	06/16/2014	07/07/2014		(21,189)	(21,202)

Total Sale-Buyback Transactions						$(978,418)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,912,541 at a weighted average interest rate of 0.059%.
(2)	Payable for sale-buyback transactions includes $673 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$1,000	(1,049)	(1,057)

Total Short Sales					$(1,049)	$(1,057)

(e)	Securities with an aggregate market value of $2,723,152 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	17	$(9)	$0	$0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	17	16	0	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	197	252	55	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2014	42	63	28	0

Total Futures Contracts				$322	$83	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-16 5-Year Index	1.000%	06/20/2016		$60,000	$971	$877	$0	$(14)
CDX.IG-17 5-Year Index	1.000%	12/20/2016		33,060	616	105	0	(6)
CDX.IG-19 5-Year Index	1.000%	12/20/2017		322,910	6,978	5,967	0	(110)
CDX.IG-20 5-Year Index	1.000%	06/20/2018		1,093,275	24,038	14,429	0	(399)
CDX.IG-21 5-Year Index	1.000%	12/20/2018		2,218,950	48,117	16,425	0	(883)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		6,906,600	138,426	30,338	0	(3,133)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	903,800	23,151	7,062	0	(1,301)
iTraxx Europe Senior 21 5-Year Index	1.000%	06/20/2019		6,800	148	4	0	(19)

					$242,445	$75,207	$0	$(5,865)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.700%	05/21/2024		$499,000	$(5,698)	$(3,449)	$0	$(873)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	404,100	(1,389)	(621)	3	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024		94,400	(10,871)	(12,142)	97	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		379,700	(25,189)	(14,987)	423	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	GBP	117,600	(2,883)	(1,153)	637	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	24,927,000	(8,797)	(6,883)	0	(20)
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	823,600	4,058	1,458	36	0

						$(50,769)	$(37,777)	$1,196	$(893)

Total Swap Agreements						$191,676	$37,430	$1,196	$(6,758)

(g)	Securities with an aggregate market value of $225,216 and cash of $1,934 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014	BRL	114,275		$50,573	$112	$(1,259)
	07/2014	GBP	80,233		134,952	0	(2,359)
	07/2014		$50,000	BRL	114,275	1,720	0
	07/2014		2,973	EUR	2,192	28	0
	08/2014	MXN	197,664		$15,090	0	(90)
	08/2014		$25,018	BRL	56,468	300	0
	01/2015	BRL	58,867		$25,018	0	(302)
BPS	07/2014	AUD	26,409		24,383	0	(519)
	07/2014	EUR	370,747		505,680	0	(1,984)
	10/2014		$2,251	MXN	29,613	14	0
BRC	07/2014	BRL	21,568		$9,069	0	(692)
	07/2014	EUR	35,144		47,755	0	(367)
	07/2014		$9,793	BRL	21,568	0	(31)
	07/2014		5,660	EUR	4,155	29	0
	08/2014	AUD	8,022		$7,509	0	(36)
	08/2014	EUR	23,445		31,909	0	(198)
	01/2015	BRL	2,522		1,069	0	(16)
CBK	07/2014		3,160		1,411	0	(19)
	07/2014	EUR	20,609		27,911	0	(309)
	07/2014	GBP	455		763	0	(15)
	07/2014		$1,435	BRL	3,160	0	(5)
	07/2014		1,445	EUR	1,060	6	0
	08/2014	GBP	17,681		$30,103	0	(149)
	08/2014	MXN	287,171		22,000	0	(54)
DUB	07/2014	JPY	322,000		3,167	0	(11)
	07/2014		$24,910	AUD	26,409	0	(8)
	07/2014		567,165	EUR	417,309	4,257	0
	07/2014		134,886	GBP	79,368	944	0
	08/2014	AUD	26,409		$24,849	7	0
	08/2014	EUR	417,309		567,234	0	(4,261)
	08/2014	GBP	79,368		134,852	0	(943)
	08/2014	JPY	276,900		2,732	0	(2)
	08/2014		$32,420	AUD	34,455	0	(10)
FBF	07/2014	BRL	53,183		$24,146	77	0
	07/2014		$23,656	BRL	53,183	414	0
	08/2014		48,481		110,892	1,239	0
	10/2014	BRL	29,954		$12,932	0	(277)
	01/2015		140,468		58,943	0	(1,476)
GLM	07/2014		114,275		50,000	0	(1,720)
	07/2014		$51,478	BRL	114,275	360	(119)
	08/2014	EUR	81,488		$110,690	0	(905)
	08/2014	MXN	246,858		18,928	7	(37)
	08/2014		$53,301	MXN	702,114	618	0
	10/2014	BRL	47,019		$20,298	0	(435)
	10/2014		$7,676	MXN	100,111	0	(17)
	01/2015	BRL	33,590		$14,088	0	(360)
HUS	07/2014		$1,152	MXN	15,042	5	0
	08/2014	BRL	296,165		$122,676	0	(10,112)
JPM	07/2014		23,684		10,580	0	(139)
	07/2014	GBP	1,123		1,906	0	(15)
	07/2014		$10,753	BRL	23,684	0	(34)
	07/2014		4,143	GBP	2,443	38	0
	07/2014		1,691	JPY	172,500	12	0
	08/2014	BRL	3,339		$1,383	0	(114)
	08/2014		$27,823	BRL	62,853	358	0
	01/2015	BRL	40,837		$17,338	0	(227)
MSC	08/2014	MXN	124,299		9,500	2	(48)
RBC	07/2014		$2,429	EUR	1,784	14	0

Total Forward Foreign Currency Contracts						$10,561	$(29,674)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.951%	05/11/2015	$93,500	$2,281	$1,327
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960%	05/11/2015	122,700	3,313	1,701
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	150,000	9,015	1,869
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.191%	04/25/2016	25,500	969	750
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	48,000	2,056	370
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	134,100	10,630	8,383
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	200,000	9,200	2,492
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	358,600	16,309	4,468

							$53,773	$21,360

Total Purchased Options							$53,773	$21,360

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	$465,100	$(1,768)	$(3,710)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	465,100	(1,767)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.600%	05/11/2015	486,175	(5,591)	(3,113)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	04/25/2016	107,000	(968)	(582)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	183,100	(2,243)	(387)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.378%	03/04/2015	315,000	(8,900)	(1,992)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	563,200	(10,588)	(8,629)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	544,500	(1,851)	(4,343)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	554,800	(2,663)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	07/16/2014	556,400	(1,839)	(4,438)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/16/2014	556,400	(2,458)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.394%	03/04/2015	424,000	(9,200)	(2,575)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.376%	03/04/2015	243,600	(5,318)	(1,548)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.385%	03/04/2015	520,500	(10,997)	(3,234)

							$(66,151)	$(34,552)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-21 5-Year Index	Sell	0.700%	07/16/2014		$178,100	$(481)	$(3)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.700%	09/17/2014		453,700	(1,395)	(540)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.750%	09/17/2014		500,000	(1,250)	(438)
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	141,900	(477)	(59)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.800%	10/15/2014		$511,400	(741)	(523)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.800%	09/17/2014	EUR	11,400	(35)	(18)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		6,200	(20)	(5)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		96,500	(298)	(58)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		18,700	(57)	(14)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		141,500	(496)	(59)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.800%	07/16/2014		$16,800	(28)	(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.800%	08/20/2014		500,000	(675)	(171)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		503,400	(982)	(704)
MYC	Put - OTC CDX.IG-22 5-Year Index	Sell	0.750%	09/17/2014		500,000	(1,187)	(439)

							$(8,122)	$(3,032)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$172,600	$(5,474)	$(3,753)
GLM	Call - OTC USD versus BRL		2.700	06/02/2015	61,600	(1,857)	(1,209)

						$(7,331)	$(4,962)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(14)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(13)

						$(431)	$(27)

Total Written Options						$(82,035)	$(42,573)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2021	0.620%		$20,500	$(147)	$647	$500	$0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.070%		3,000	21	8	29	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%		14,300	(120)	240	120	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%		4,000	(53)	82	29	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		23,550	(1,188)	946	0	(242)
	Caterpillar, Inc.	1.000%	03/20/2016	0.083%		12,500	173	30	203	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		4,300	23	32	55	0
	Credit Suisse Group	1.000%	06/20/2019	0.567%	EUR	1,000	30	(1)	29	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		$5,200	1,024	27	1,051	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.221%		14,400	(420)	591	171	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		21,400	(1,403)	1,547	144	0
	Lafarge S.A.	1.000%	09/20/2016	0.454%		500	(38)	44	6	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		12,500	(698)	860	162	0
	MetLife, Inc.	1.000%	03/20/2016	0.170%		2,600	(78)	116	38	0
	MetLife, Inc.	1.000%	12/20/2018	0.462%		25,000	0	597	597	0
	MetLife, Inc.	1.000%	06/20/2021	0.799%		25,000	(1,593)	1,927	334	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		7,100	7	106	113	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		300	0	6	6	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		15,000	(73)	360	287	0
	Russia Government International Bond	1.000%	09/20/2018	1.534%		1,800	(82)	44	0	(38)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		6,500	(383)	500	117	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		38,300	149	517	666	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		3,300	71	31	102	0
	Wells Fargo & Co.	1.000%	12/20/2016	0.193%		400	(18)	26	8	0
BPS	Alcoa, Inc.	1.000%	03/20/2021	1.882%		2,700	(235)	92	0	(143)
	Brazil Government International Bond	1.000%	09/20/2017	0.904%		600	(13)	15	2	0
	Caterpillar, Inc.	1.000%	03/20/2016	0.083%		9,200	126	23	149	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.725%		5,800	(161)	225	64	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		21,200	(287)	750	463	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.749%		12,000	(74)	107	33	0
	Petrobras International Finance Co.	1.000%	06/20/2018	1.819%		58,900	(2,867)	1,046	0	(1,821)
	Teck Resources Ltd.	1.000%	06/20/2019	1.303%		5,000	(96)	25	0	(71)
	Tesco PLC	1.000%	06/20/2019	0.773%	EUR	17,300	(47)	317	270	0
	Whirlpool Corp.	1.000%	06/20/2019	0.730%		$9,000	40	80	120	0
BRC	AT&T, Inc.	1.000%	06/20/2019	0.388%		7,100	132	81	213	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.265%		65,050	(865)	2,535	1,670	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.070%		8,500	20	60	80	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%		35,000	(498)	663	165	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		21,600	(64)	(23)	0	(87)
	Ford Motor Co.	5.000%	06/20/2019	0.813%		6,000	1,166	48	1,214	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.023%		5,900	(138)	134	0	(4)
	Italy Government International Bond	1.000%	12/20/2018	0.852%		10,600	(743)	814	71	0
	Marks & Spencer PLC	1.000%	06/20/2019	1.113%	EUR	2,925	(86)	65	0	(21)
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		$17,600	45	292	337	0
	Mexico Government International Bond	1.000%	09/20/2022	1.019%		9,900	(463)	452	0	(11)
	Petrobras International Finance Co.	1.000%	06/20/2018	1.819%		7,500	(346)	114	0	(232)
	Russia Government International Bond	1.000%	03/20/2016	1.054%		5,900	(24)	20	0	(4)
	Spain Government International Bond	1.000%	06/20/2019	0.644%		50,000	194	675	869	0
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	10,000	(868)	422	0	(446)
	Toll Brothers Finance Corp.	1.000%	03/20/2021	1.854%		$5,700	(371)	77	0	(294)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.373%		6,700	127	79	206	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		2,100	3	29	32	0
	Whirlpool Corp.	1.000%	06/20/2019	0.730%		35,000	173	293	466	0
CBK	Barrick Gold Corp.	1.000%	06/20/2019	1.243%		20,000	(518)	293	0	(225)
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		39,800	(275)	615	340	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		20,000	(758)	553	0	(205)
	Ford Motor Co.	5.000%	06/20/2019	0.813%		5,600	1,097	36	1,133	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2021	0.981%		10,000	2,432	150	2,582	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.259%		1,500	(16)	39	23	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.248%		500	(10)	19	9	0
	General Electric Capital Corp.	1.000%	09/20/2019	0.468%		1,000	(102)	129	27	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		13,400	(1,022)	1,112	90	0
	MetLife, Inc.	1.000%	03/20/2016	0.170%		3,400	(70)	120	50	0
	MetLife, Inc.	1.000%	09/20/2016	0.198%		600	(18)	29	11	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		9,400	(31)	180	149	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		7,600	(109)	275	166	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		15,400	63	232	295	0
	Orange S.A.	1.000%	06/20/2019	0.606%	EUR	26,500	411	302	713	0
	Russia Government International Bond	1.000%	06/20/2015	0.886%		$9,500	(136)	149	13	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		21,900	(236)	223	0	(13)
	Russia Government International Bond	1.000%	09/20/2018	1.534%		1,500	(65)	33	0	(32)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(4)	1	0	(3)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		19,500	(794)	1,143	349	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		42,650	208	534	742	0
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	5,000	(434)	211	0	(223)
	Tesco PLC	1.000%	06/20/2019	0.773%		7,500	(8)	124	116	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.201%		$2,000	(5)	37	32	0
	Whirlpool Corp.	1.000%	06/20/2019	0.730%		20,000	89	178	267	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		4,000	3	53	56	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2024	0.863%		17,050	(72)	281	209	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.420%	EUR	5,000	137	42	179	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.134%		$1,500	3	20	23	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%		32,600	(474)	628	154	0
	Brazil Government International Bond	1.000%	06/20/2018	1.112%		9,450	(37)	(1)	0	(38)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%		5,600	(201)	122	0	(79)
	Citigroup, Inc.	1.000%	09/20/2017	0.416%		1,800	(143)	177	34	0
	Ford Motor Co.	5.000%	09/20/2017	0.452%		6,700	774	212	986	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		3,050	593	24	617	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		3,000	44	38	82	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		39,000	(794)	1,006	212	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		134,400	316	242	558	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		15,000	(840)	911	71	0
	MetLife, Inc.	1.000%	03/20/2016	0.170%		1,600	(39)	62	23	0
	MetLife, Inc.	1.000%	12/20/2018	0.462%		15,000	70	288	358	0
	MetLife, Inc.	5.000%	09/20/2019	0.562%		1,100	134	115	249	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		6,000	0	95	95	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		9,500	(47)	245	198	0

	Mexico Government International Bond	1.000%	09/20/2017	0.329%		23,200	(278)	785	507	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		13,300	41	229	270	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		19,400	(57)	428	371	0
	Orange S.A.	1.000%	06/20/2019	0.606%	EUR	30,000	465	341	806	0
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.742%		$2,000	(88)	122	34	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.472%		19,000	0	445	445	0
	Russia Government International Bond	1.000%	03/20/2016	1.054%		5,650	(27)	24	0	(3)
	Spain Government International Bond	1.000%	06/20/2019	0.644%		44,100	150	617	767	0
	Tesco PLC	1.000%	06/20/2019	0.773%	EUR	18,000	(37)	317	280	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		$600	(6)	15	9	0
FBF	American International Group, Inc.	1.000%	06/20/2019	0.521%		450	7	3	10	0
	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.196%		700	(20)	38	18	0
	AT&T, Inc.	1.000%	03/20/2023	0.762%		21,400	(575)	984	409	0
	Bank of America Corp.	1.000%	09/20/2017	0.427%		3,200	(243)	302	59	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	1.364%	EUR	6,100	499	620	1,119	0
	Ford Motor Co.	5.000%	09/20/2017	0.452%		$2,900	328	99	427	0
	Ford Motor Co.	5.000%	06/20/2019	0.813%		1,700	328	15	343	0
	Glencore Finance Europe S.A.	1.000%	12/20/2018	1.260%	EUR	200	(7)	4	0	(3)
	MetLife, Inc.	1.000%	09/20/2017	0.304%		$20,000	(1,708)	2,161	453	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		5,200	(78)	191	113	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		6,250	12	114	126	0
	Telecom Italia SpA	1.000%	06/20/2019	1.694%	EUR	10,000	(868)	421	0	(447)
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.212%		3,000	(165)	109	0	(56)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.201%		$7,900	(34)	161	127	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		5,150	12	66	78	0
	Whirlpool Corp.	1.000%	06/20/2019	0.730%		20,000	69	197	266	0
GST	American International Group, Inc.	1.000%	09/20/2021	0.802%		15,000	(1,601)	1,803	202	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.070%		5,000	12	35	47	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.134%		2,500	5	34	39	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.151%		8,700	78	72	150	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		53,500	(2,612)	2,062	0	(550)
	Finmeccanica Finance S.A.	5.000%	03/20/2018	1.364%	EUR	9,600	802	959	1,761	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.259%		$7,100	(77)	183	106	0
	Italy Government International Bond	1.000%	12/20/2018	0.852%		27,600	(1,798)	1,983	185	0
	Marks & Spencer PLC	1.000%	06/20/2019	1.113%	EUR	15,000	(420)	314	0	(106)
	MetLife, Inc.	1.000%	03/20/2015	0.075%		$2,100	(118)	133	15	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		16,600	(758)	973	215	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		8,400	(125)	309	184	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		27,050	133	452	585	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		2,900	8	50	58	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		3,700	(9)	80	71	0
	Russia Government International Bond	1.000%	09/20/2017	1.320%		12,100	(688)	569	0	(119)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		9,400	(363)	87	0	(276)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		22,600	(1,584)	832	0	(752)
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.958%	EUR	13,100	153	(110)	43	0
	Time Warner Cable, Inc.	1.000%	12/20/2020	0.669%		$1,200	(137)	161	24	0
HUS	Brazil Government International Bond	1.000%	03/20/2016	0.524%		25,000	(153)	366	213	0
	Brazil Government International Bond	1.000%	06/20/2017	0.850%		26,700	(384)	510	126	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%		4,400	24	32	56	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		123,100	(1,412)	1,923	511	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		6,000	6	89	95	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		5,500	(78)	198	120	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		8,000	(27)	189	162	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		16,400	8	306	314	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.147%		10,650	(768)	204	0	(564)
	Russia Government International Bond	1.000%	03/20/2016	1.054%		14,600	(199)	190	0	(9)
	Russia Government International Bond	1.000%	12/20/2016	1.183%		1,500	(7)	1	0	(6)
	Russia Government International Bond	1.000%	09/20/2017	1.320%		5,400	(303)	250	0	(53)
	Russia Government International Bond	1.000%	09/20/2018	1.534%		2,600	(120)	65	0	(55)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		7,300	(234)	365	131	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.201%		11,000	(65)	243	178	0
JPM	Anglo American Capital PLC	1.000%	06/20/2019	1.406%	EUR	11,000	(590)	301	0	(289)
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.070%		$2,600	5	20	25	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.134%		19,200	137	158	295	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		9,400	(489)	392	0	(97)
	Caterpillar, Inc.	1.000%	03/20/2016	0.083%		5,200	71	13	84	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		2,550	476	23	499	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.023%		10,000	(330)	322	0	(8)
	Genworth Holdings, Inc.	5.000%	06/20/2019	0.887%		10,000	1,835	147	1,982	0
	Marks & Spencer PLC	1.000%	06/20/2019	1.113%	EUR	9,000	(252)	188	0	(64)
	MetLife, Inc.	1.000%	12/20/2015	0.149%		$4,300	(193)	248	55	0
	MetLife, Inc.	1.000%	03/20/2016	0.170%		1,400	(33)	54	21	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		19,000	(9)	311	302	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%		24,500	(254)	789	535	0
	Mexico Government International Bond	1.000%	06/20/2018	0.458%		25,000	237	301	538	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		52,300	209	791	1,000	0
	Morgan Stanley	1.000%	03/20/2019	0.619%		1,800	0	32	32	0
	Russia Government International Bond	1.000%	09/20/2017	1.320%		19,500	(998)	807	0	(191)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		15,900	(626)	160	0	(466)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		2,200	(154)	81	0	(73)
	Spain Government International Bond	1.000%	06/20/2019	0.644%		4,300	19	56	75	0
	Whirlpool Corp.	1.000%	03/20/2019	0.675%		400	1	5	6	0
MYC	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.184%		20,500	(1,076)	1,580	504	0
	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.196%		11,000	(284)	572	288	0
	Anglo American Capital PLC	1.000%	06/20/2019	1.395%		600	(23)	12	0	(11)
	Barrick Gold Corp.	1.000%	06/20/2018	0.858%		11,450	(402)	469	67	0
	Barrick Gold Corp.	1.000%	12/20/2018	1.048%		4,300	(164)	156	0	(8)
	Brazil Government International Bond	1.000%	12/20/2018	1.245%		12,400	(617)	490	0	(127)
	Citigroup, Inc.	1.000%	12/20/2017	0.456%		3,000	(76)	133	57	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%		2,250	419	21	440	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2018	0.496%		700	119	5	124	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.725%		4,000	(111)	155	44	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.023%		12,800	(217)	207	0	(10)
	Italy Government International Bond	1.000%	12/20/2018	0.852%		14,400	(938)	1,035	97	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		30,100	(254)	379	125	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		2,300	(8)	41	33	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		10,000	(42)	250	208	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		18,900	92	317	409	0
	Mexico Government International Bond	1.000%	06/20/2018	0.458%		25,000	231	308	539	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		21,200	(45)	475	430	0
	Mexico Government International Bond	1.000%	03/20/2019	0.592%		12,650	49	193	242	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%		1,900	(61)	66	5	0
	Petrobras International Finance Co.	1.000%	03/20/2018	1.740%		5,500	(249)	105	0	(144)
	Russia Government International Bond	1.000%	03/20/2016	1.054%		22,000	(40)	26	0	(14)
	Russia Government International Bond	1.000%	06/20/2016	1.090%		10,100	(136)	121	0	(15)
	Russian Railways	1.000%	03/20/2016	1.463%		700	(16)	11	0	(5)
	Spain Government International Bond	1.000%	12/20/2018	0.595%		46,800	(2,760)	3,599	839	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%		1,900	(17)	51	34	0
	Spain Government International Bond	1.000%	06/20/2019	0.644%		102,300	479	1,300	1,779	0
	Spain Government International Bond	1.000%	09/20/2019	0.665%		18,300	311	3	314	0
	TRW Automotive, Inc.	1.000%	06/20/2019	1.076%		9,300	(115)	84	0	(31)
RYL	Alcoa, Inc.	1.000%	06/20/2021	1.940%		2,600	(232)	80	0	(152)
	Comcast Corp.	1.000%	12/20/2015	0.068%		1,200	0	17	17	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	03/20/2016	0.224%		12,500	(48)	220	172	0
UAG	Ford Motor Credit Co. LLC	5.000%	09/20/2017	0.371%		900	106	29	135	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%		7,500	(370)	467	97	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%		500	(2)	13	11	0
	Russia Government International Bond	1.000%	06/20/2015	0.886%		10,000	(152)	166	14	0
	Russia Government International Bond	1.000%	06/20/2016	1.090%		9,000	(117)	103	0	(14)

							$(34,695)	$73,248	$47,503	$(8,950)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$64,500	$762	$58	$820	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	58,600	$77	$(1,686)	$0	$(1,609)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		318,000	1,083	(9,336)	0	(8,253)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	140,200	175	489	664	0
BRC	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		291,000	315	1,173	1,488	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		154,500	(15)	853	838	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		286,300	193	1,164	1,357	0
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	15,700	(24)	(443)	0	(467)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		120,000	(12)	(3,233)	0	(3,245)
GLM	Pay	1-Year BRL-CDI	12.055%	01/04/2021		12,600	45	(15)	30	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	1,320,900	630	5,628	6,258	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	33,000	61	(890)	0	(829)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		100,000	(319)	5	0	(314)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		54,500	196	(64)	132	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	229,000	206	965	1,171	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		1,012,800	2,157	7,009	9,166	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,037,200	1,155	3,758	4,913	0
JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		62,000	37	280	317	0
MYC	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		336,000	267	1,452	1,719	0
UAG	Pay	1-Year BRL-CDI	8.590%	01/02/2017	BRL	71,100	132	(2,064)	0	(1,932)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		100,000	(318)	5	0	(313)

							$6,041	$5,050	$28,053	$(16,962)

Total Swap Agreements							$(27,892)	$78,356	$76,376	$(25,912)

(i)	Securities with an aggregate market value of $17,128 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$285,667	$104,956	$390,623
Corporate Bonds & Notes
Banking & Finance	155,875	5,445,031	0	5,600,906
Industrials	11,794	6,819,889	252,976	7,084,659
Utilities	0	3,101,215	22,978	3,124,193
Municipal Bonds & Notes
Arizona	0	3,354	0	3,354
California	0	679,044	0	679,044
Colorado	0	694	0	694
Florida	0	8,904	0	8,904
Georgia	0	57,955	0	57,955
Illinois	0	24,686	0	24,686
Indiana	0	8,217	0	8,217
Iowa	0	4,607	0	4,607
Kentucky	0	474	0	474
Louisiana	0	108	0	108
Massachusetts	0	12,346	0	12,346
Mississippi	0	4,215	0	4,215
Missouri	0	490	0	490
New Jersey	0	44,344	0	44,344
New York	0	301,279	0	301,279
North Carolina	0	3,299	0	3,299
Ohio	0	126,936	0	126,936
Pennsylvania	0	26,221	0	26,221
Tennessee	0	38,037	0	38,037
Texas	0	148,909	0	148,909
Washington	0	8,640	0	8,640
Wisconsin	0	3,908	0	3,908
U.S. Government Agencies	0	8,696	0	8,696
U.S. Treasury Obligations	0	5,696,906	0	5,696,906
Mortgage-Backed Securities	0	26,387	816	27,203
Asset-Backed Securities	0	14,499	31,448	45,947
Sovereign Issues	0	828,394	0	828,394
Convertible Preferred Securities
Banking & Finance	24,523	0	0	24,523
Preferred Securities
Banking & Finance	37,282	0	0	37,282
Utilities	15,658	12,990	0	28,648
Short-Term Instruments
Certificates of Deposit	0	45,753	0	45,753
U.S. Treasury Bills	0	9,688	0	9,688
	$245,132	$23,801,782	$413,174	$24,460,088

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	195,055	0	0	195,055

Total Investments	$440,187	$23,801,782	$413,174	$24,655,143

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,057)	0	(1,057)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	83	1,196	0	1,279
Over the counter	0	108,297	0	108,297
	$83	$109,493	$0	$109,576

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6,758)	0	(6,758)
Over the counter	0	(98,132)	(27)	(98,159)

	$0	$(104,890)	$(27)	$(104,917)

Totals	$440,270	$23,805,328	$413,147	$24,658,745

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$104,721	$0	$0	$0	$235	$0	$0	$104,956	$235
Corporate Bonds & Notes
Banking & Finance	23,955	3,863	(784)	(29)	(53)	904	0	(27,856)	0	0
Industrials	196,154	36,749	(4,076)	(204)	(100)	879	29,906	(6,332)	252,976	873
Utilities	0	0	0	0	0	0	22,978	0	22,978	0
Mortgage-Backed Securities	842	0	(21)	0	1	(6)	0	0	816	(6)
Asset-Backed Securities	32,077	(619)	0	2	0	(12)	0	0	31,448	(12)

	$253,028	$144,714	$(4,881)	$(231)	$(152)	$2,000	$52,884	$(34,188)	$413,174	$1,090
Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$11	$0	$0	$(27)	$11

Totals	$252,990	$144,714	$(4,881)	$(231)	$(152)	$2,011	$52,884	$(34,188)	$413,147	$1,101

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$104,956	Benchmark Pricing	Base Price	100.00 - 100.20
Corporate Bonds & Notes
Industrials	24,248	Benchmark Pricing	Base Price	100.00
	228,728	Third Party Vendor	Broker Quote	101.25 - 117.50
Utilities	22,978	Third Party Vendor	Broker Quote	109.99
Mortgage-Backed Securities	816	Benchmark Pricing	Base Price	97.56
Asset-Backed Securities	31,448	Benchmark Pricing	Base Price	101.63 - 102.63

Financial Derivative Instruments - Liabilities
Over the counter	(27)	Indicative Market Quotation	Broker Quote	0.06 - 0.07

Total	$413,147

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.0%
CORPORATE BONDS & NOTES 14.5%
BANKING & FINANCE 10.3%
Banco do Brasil S.A.
3.875% due 10/10/2022	$400	$377
Bank of America Corp.
5.750% due 12/01/2017	200	226
6.875% due 04/25/2018	300	354
6.875% due 11/15/2018	1,600	1,905
7.625% due 06/01/2019	1,400	1,731
Bank of America N.A.
0.511% due 06/15/2016	500	498
0.531% due 06/15/2017	1,600	1,583
Citigroup, Inc.
8.500% due 05/22/2019	1,300	1,665
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017	3,800	3,809
Export-Import Bank of Korea
1.250% due 11/20/2015	200	201
4.375% due 09/15/2021	700	762
5.000% due 04/11/2022	1,700	1,931
5.875% due 01/14/2015	100	103
JPMorgan Chase & Co.
0.744% due 02/15/2017	1,500	1,506
1.625% due 05/15/2018	200	199
3.150% due 07/05/2016	500	521
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	2,600	2,957
Morgan Stanley
5.375% due 10/15/2015	1,400	1,483
6.000% due 04/28/2015	400	419
Qatari Diar Finance Co.
3.500% due 07/21/2015	100	103
5.000% due 07/21/2020	2,300	2,594
QNB Finance Ltd.
3.375% due 02/22/2017	3,500	3,675
Royal Bank of Scotland PLC
9.500% due 03/16/2022	200	235
Waha Aerospace BV
3.925% due 07/28/2020	1,950	2,079
Wells Fargo & Co.
1.250% due 07/20/2016	5,000	5,045

		35,961

INDUSTRIALS 2.8%
Altria Group, Inc.
10.200% due 02/06/2039	97	165
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	2,400	2,367
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,800	3,593
Southwestern Energy Co.
4.100% due 03/15/2022	100	106
7.500% due 02/01/2018	2,900	3,459

		9,690

UTILITIES 1.4%
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,416
Verizon Communications, Inc.
1.761% due 09/15/2016	2,200	2,262
1.981% due 09/14/2018	100	106
2.500% due 09/15/2016	300	309
3.650% due 09/14/2018	400	428

4.500% due 09/15/2020	300	330

		4,851

Total Corporate Bonds & Notes (Cost $49,677)		50,502

MUNICIPAL BONDS & NOTES 0.7%
WASHINGTON 0.7%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,554

Total Municipal Bonds & Notes (Cost $2,500)		2,554

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
3.000% due 08/01/2043	7,760	7,669
3.980% due 07/01/2021	2,300	2,507
5.000% due 07/01/2044	4,000	4,441
5.500% due 04/01/2034 - 04/01/2039	2,178	2,443

Total U.S. Government Agencies (Cost $16,587)		17,060

U.S. TREASURY OBLIGATIONS 20.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	11,854	11,933
0.375% due 07/15/2023	3,973	4,048
U.S. Treasury Notes
0.109% due 04/30/2016	11,100	11,103
1.500% due 01/31/2019	4,300	4,297
2.000% due 05/31/2021	34,500	34,236
2.250% due 04/30/2021	4,900	4,947
2.500% due 05/15/2024	1,200	1,198

Total U.S. Treasury Obligations (Cost $70,806)		71,762

ASSET-BACKED SECURITIES 1.7%
Nelnet Student Loan Trust
0.929% due 07/25/2018	129	129
SLM Student Loan Trust
0.229% due 07/25/2017	211	211
0.431% due 03/15/2019	1,178	1,177
0.852% due 01/25/2029	1,478	1,494
1.729% due 04/25/2023	1,887	1,953
South Carolina Student Loan Corp.
0.977% due 03/02/2020	800	805

Total Asset-Backed Securities (Cost $5,733)		5,769

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,448

Total Sovereign Issues (Cost $2,428)		2,448

SHORT-TERM INSTRUMENTS 57.9%
REPURCHASE AGREEMENTS (c) 14.0%		48,772

SHORT-TERM NOTES 40.5%
Federal Home Loan Bank
0.055% due 07/11/2014	8,800	8,800
0.058% due 07/07/2014	25,000	25,000
0.060% due 07/23/2014	43,100	43,098
0.085% due 09/12/2014	5,600	5,600
Freddie Mac
0.055% due 09/02/2014	4,900	4,900
0.065% due 09/10/2014	15,900	15,899
0.080% due 01/13/2015	38,000	37,985

		141,282

U.S. TREASURY BILLS 3.4%
0.050% due 07/24/2014 - 08/21/2014 (a)(e)	12,000	11,999

Total Short-Term Instruments (Cost $202,049)		202,053

Total Investments in Securities (Cost $349,780)		352,148

Total Investments 101.0% (Cost $349,780)		$352,148
Financial Derivative Instruments (d)(f) 0.2% (Cost or Premiums, net $671)		733
Other Assets and Liabilities, net (1.2%)		(4,334)

Net Assets 100.0%		$348,547

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$16,600	U.S. Treasury Notes 1.625% due 06/30/2019	$(16,935)	$16,600	$16,600
FOB	0.150%	06/30/2014	07/01/2014	2,600	U.S. Treasury Notes 0.375% due 03/31/2016	(2,656)	2,600	2,600
JPS	0.140%	06/30/2014	07/01/2014	25,000	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	(25,546)	25,000	25,000
	0.200%	06/30/2014	07/01/2014	4,000	Freddie Mac 4.750% due 11/17/2015	(4,357)	4,000	4,000
SSB	0.000%	06/30/2014	07/01/2014	572	Fannie Mae 2.120% due 11/07/2022	(584)	572	572

Total Repurchase Agreements						$(50,078)	$48,772	$48,772

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $23,301 at a weighted average interest rate of (0.280%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
GSC	Fannie Mae	5.500%	07/01/2044	$2,000	$(2,223)	$(2,238)

Total Short Sales					$(2,223)	$(2,238)

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	15	$1	$1

Total Purchased Options				$1	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.000	12/15/2014	15	$(1)	$0

Total Written Options				$(1)	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	12	$(26)	$0	$(8)

Total Futures Contracts				$(26)	$0	$(8)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/18/2024	$66,800	$2,413	$1,022	$119	$0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	30,600	(2,734)	(1,099)	0	(190)

					$(321)	$(77)	$119	$(190)

Total Swap Agreements					$(321)	$(77)	$119	$(190)

(e)	Securities with an aggregate market value of $1,397 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Goldman Sachs Group, Inc.	1.000%	06/20/2019	0.712%	$5,500	$9	$68	$77	$0
BRC	Philippines Government International Bond	1.000%	06/20/2019	0.834%	400	0	3	3	0
DUB	Brazil Government International Bond	1.000%	09/20/2022	1.857%	400	(23)	(2)	0	(25)
	Ford Motor Co.	5.000%	03/20/2019	0.762%	3,300	615	30	645	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%	3,500	63	18	81	0
GST	Brazil Government International Bond	1.000%	06/20/2019	1.380%	700	(21)	9	0	(12)
HUS	Brazil Government International Bond	1.000%	09/20/2022	1.857%	500	(30)	(1)	0	(31)
JPM	Ford Motor Co.	5.000%	03/20/2019	0.762%	300	56	3	59	0
	Philippines Government International Bond	1.000%	06/20/2019	0.834%	1,700	2	12	14	0

						$671	$140	$879	$(68)

Total Swap Agreements						$671	$140	$879	$(68)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$35,961	$0	$35,961
Industrials	0	9,690	0	9,690
Utilities	0	4,851	0	4,851
Municipal Bonds & Notes
Washington	0	2,554	0	2,554
U.S. Government Agencies	0	17,060	0	17,060
U.S. Treasury Obligations	0	71,762	0	71,762
Asset-Backed Securities	0	5,769	0	5,769
Sovereign Issues	0	2,448	0	2,448
Short-Term Instruments
Repurchase Agreements	0	48,772	0	48,772
Short-Term Notes	0	141,282	0	141,282
U.S. Treasury Bills	0	11,999	0	11,999

Total Investments	$0	$352,148	$0	$352,148

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,238)	$0	$(2,238)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	119	0	120
Over the counter	0	879	0	879
	$1	$998	$0	$999

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(190)	0	(198)
Over the counter	0	(68)	0	(68)

	$(8)	$(258)	$0	$(266)

Totals	$(7)	$350,650	$0	$350,643

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6%
CORPORATE BONDS & NOTES 24.6%
BANKING & FINANCE 16.3%
Abbey National Treasury Services PLC
0.740% due 03/13/2017	$5,400	$5,412
American Express Bank FSB
6.000% due 09/13/2017	615	703
American Express Centurion Bank
5.950% due 06/12/2017	350	397
Bank of America Corp.
3.625% due 03/17/2016	1,700	1,776
5.650% due 05/01/2018	2,700	3,062
5.750% due 12/01/2017	100	113
6.875% due 04/25/2018	500	589
7.625% due 06/01/2019	2,100	2,596
Bank of America N.A.
0.531% due 06/15/2017	400	396
BM&FBovespa S.A.
5.500% due 07/16/2020	2,400	2,622
Citigroup, Inc.
4.587% due 12/15/2015	1,700	1,793
6.125% due 05/15/2018	4,500	5,189
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017	5,800	5,813
Credit Suisse
3.500% due 03/23/2015	400	409
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,130
4.375% due 09/15/2021	900	980
5.000% due 04/11/2022	3,400	3,861
5.125% due 06/29/2020	900	1,022
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	1,100	1,107
3.000% due 06/12/2017	1,700	1,775
3.984% due 06/15/2016	200	211
4.207% due 04/15/2016	500	528
5.625% due 09/15/2015	600	635
Goldman Sachs Group, Inc.
0.727% due 01/12/2015	1,100	1,102
0.834% due 09/29/2014	1,900	1,902
6.250% due 09/01/2017	1,500	1,711
HDFC Bank Ltd.
3.000% due 03/06/2018	1,800	1,813
JPMorgan Chase & Co.
3.450% due 03/01/2016	400	418
4.250% due 10/15/2020	200	217
4.400% due 07/22/2020	700	766
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,900	6,711
Morgan Stanley
5.375% due 10/15/2015	600	635
Murray Street Investment Trust
4.647% due 03/09/2017	1,100	1,189
National Australia Bank Ltd.
1.600% due 08/07/2015	600	608
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	4,061
QNB Finance Ltd.
3.125% due 11/16/2015	2,500	2,581
3.375% due 02/22/2017	2,700	2,835
Sumitomo Mitsui Banking Corp.
0.657% due 01/10/2017	5,800	5,817
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,814
Waha Aerospace BV
3.925% due 07/28/2020	130	139
Wells Fargo & Co.
1.250% due 07/20/2016	7,000	7,063
Zions Bancorporation
4.000% due 06/20/2016	285	300
4.500% due 03/27/2017	160	171

		84,972

INDUSTRIALS 7.2%
AbbVie, Inc.
1.200% due 11/06/2015	500	503
2.900% due 11/06/2022	1,000	968
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	2,900	2,861
3.625% due 03/30/2015	700	716
5.000% due 03/30/2020	300	334
American Airlines Pass-Through Trust
5.250% due 07/31/2022	406	442
Amgen, Inc.
3.450% due 10/01/2020	500	524
3.875% due 11/15/2021	1,100	1,162
Baidu, Inc.
2.750% due 06/09/2019	4,000	4,020
Celgene Corp.
1.900% due 08/15/2017	1,200	1,218
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,389
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	583	595
9.000% due 01/08/2018	1,317	1,489
Energy Transfer Partners LP
6.700% due 07/01/2018	510	598
Ensco PLC
3.250% due 03/15/2016	300	312
General Electric Co.
2.700% due 10/09/2022	1,200	1,180
Google, Inc.
3.625% due 05/19/2021	1,200	1,288
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	350	356
5.800% due 03/01/2021	1,400	1,601
6.850% due 02/15/2020	700	841
9.000% due 02/01/2019	400	513
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,326
Noble Holding International Ltd.
3.450% due 08/01/2015	400	411
Reynolds American, Inc.
4.850% due 09/15/2023	600	644
6.750% due 06/15/2017	2,100	2,412
Southwestern Energy Co.
4.100% due 03/15/2022	300	318
7.500% due 02/01/2018	4,100	4,890
Sunoco, Inc.
5.750% due 01/15/2017	500	551

		37,462

UTILITIES 1.1%
BP Capital Markets PLC
3.125% due 10/01/2015	500	516
Shell International Finance BV
3.100% due 06/28/2015	400	411
Verizon Communications, Inc.
1.761% due 09/15/2016	900	925
1.981% due 09/14/2018	1,900	2,006
2.500% due 09/15/2016	600	619
3.650% due 09/14/2018	900	962
4.500% due 09/15/2020	500	551

		5,990

Total Corporate Bonds & Notes (Cost $126,508)		128,424

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	798
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2037	500	536

		1,334

NEW YORK 0.3%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	500	612

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,017

		1,629

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	218
5.000% due 01/01/2016	200	214

		432

TEXAS 0.4%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,291

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.147% due 07/01/2018	1,200	1,232

Total Municipal Bonds & Notes (Cost $6,938)		6,918

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
3.000% due 04/01/2043 - 08/01/2043	45,937	45,401
3.500% due 12/01/2041 - 08/01/2044	1,000	1,025
3.820% due 09/01/2021	1,980	2,146
3.980% due 07/01/2021	2,500	2,724
4.500% due 04/01/2039	518	561
5.000% due 07/01/2044	4,000	4,441
5.500% due 06/01/2038	3,214	3,627
Freddie Mac
1.250% due 08/01/2019	1,100	1,077
3.500% due 06/01/2044	1,000	1,028

Total U.S. Government Agencies (Cost $60,411)		62,030

U.S. TREASURY OBLIGATIONS 44.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	4,948	4,981
0.375% due 07/15/2023	9,880	10,070
0.625% due 01/15/2024	16,356	16,942
2.375% due 01/15/2025	503	609
U.S. Treasury Notes
0.109% due 04/30/2016	10,500	10,503
1.375% due 07/31/2018	12,700	12,717
1.500% due 08/31/2018	99,600	100,117
1.625% due 03/31/2019	200	201
2.000% due 02/28/2021	23,200	23,102
2.000% due 05/31/2021	1,900	1,885
2.250% due 04/30/2021	26,300	26,553
2.500% due 05/15/2024	24,600	24,552
2.750% due 02/15/2024	400	409

Total U.S. Treasury Obligations (Cost $230,640)		232,641

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
6.050% due 01/11/2040	200	243
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,240
Republic of Korea
7.125% due 04/16/2019	1,400	1,729

Total Sovereign Issues (Cost $4,060)		4,212

SHORT-TERM INSTRUMENTS 16.5%
REPURCHASE AGREEMENTS (c) 0.5%		2,820

SHORT-TERM NOTES 15.9%
Fannie Mae
0.055% due 07/29/2014	7,300	7,300
Federal Home Loan Bank
0.060% due 07/23/2014	29,900	29,899
0.065% due 09/19/2014	1,200	1,200
0.070% due 08/13/2014	16,200	16,198
0.076% due 09/24/2014	800	800

Freddie Mac
0.080% due 01/13/2015	27,800	27,789

		83,186

U.S. TREASURY BILLS 0.1%
0.044% due 07/10/2014 - 10/30/2014 (a)(e)	800	800

Total Short-Term Instruments (Cost $86,805)		86,806

Total Investments in Securities (Cost $515,362)		521,031

Total Investments 99.6% (Cost $515,362)		$521,031
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(120))		(57)
Other Assets and Liabilities, net 0.4%		2,033

Net Assets 100.0%		$523,007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200%	06/30/2014	07/01/2014	$2,500	Freddie Mac 4.750% due 11/17/2015	$(2,722)	$2,500	$2,500
SSB	0.000%	06/30/2014	07/01/2014	320	Fannie Mae 2.120% due 11/07/2022	(330)	320	320

Total Repurchase Agreements						$(3,052)	$2,820	$2,820

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	5.500%	07/01/2044	$3,000	$(3,335)	$(3,357)

Total Short Sales					$(3,335)	$(3,357)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings during the period ended June 30, 2014 was $28,196 at a weighted average interest rate of (0.963)%.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	23	$2	$1

Total Purchased Options				$2	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.000	12/15/2014	23	$(2)	$0

Total Written Options				$(2)	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	87	$(85)	$0	$(24)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2014	13	(19)	0	(9)

Total Futures Contracts				$(104)	$0	$(33)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$23,000	$461	$85	$0	$(11)

Total Swap Agreements				$461	$85	$0	$(11)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Securities with an aggregate market value of $308 and cash of $413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.165%	$2,450	$(121)	$105	$0	$(16)
GST	Mexico Government International Bond	1.000%	06/20/2019	0.634%	100	1	1	2	0

Total Swap Agreements						$(120)	$106	$2	$(16)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$84,972	$0	$84,972
Industrials	0	34,936	2,526	37,462
Utilities	0	5,990	0	5,990
Municipal Bonds & Notes
California	0	1,334	0	1,334
New York	0	1,629	0	1,629
Pennsylvania	0	432	0	432
Texas	0	2,291	0	2,291
Washington	0	1,232	0	1,232
U.S. Government Agencies	0	62,030	0	62,030
U.S. Treasury Obligations	0	232,641	0	232,641
Sovereign Issues	0	4,212	0	4,212
Short-Term Instruments
Repurchase Agreements	0	2,820	0	2,820
Short-Term Notes	0	83,186	0	83,186
U.S. Treasury Bills	0	800	0	800

Total Investments	$0	$518,505	$2,526	$521,031

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,357)	$0	$(3,357)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	0	0	1
Over the counter	0	2	0	2
	$1	$2	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(11)	0	(44)
Over the counter	0	(16)	0	(16)

	$(33)	$(27)	$0	$(60)

Totals	$(32)	$515,123	$2,526	$517,617

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.6%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,583	$1,826

Total Corporate Bonds & Notes (Cost $1,583)		1,826

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,567

Total Municipal Bonds & Notes (Cost $3,566)		1,567

U.S. GOVERNMENT AGENCIES 114.0%
Fannie Mae
0.000% due 08/25/2022 (b)	5	5
0.212% due 07/25/2037	2,503	2,450
0.217% due 12/25/2036	924	904
0.352% due 03/25/2035 - 10/27/2037	47,017	46,917
0.372% due 07/25/2032 - 09/26/2033	379	370
0.412% due 06/25/2032	3	3
0.416% due 04/25/2035	655	651
0.432% due 10/25/2033	1	1
0.452% due 12/25/2028	21	22
0.502% due 07/25/2042	13,699	13,705
0.512% due 02/25/2033	34	33
0.552% due 06/25/2029 - 09/25/2043	618	618
0.554% due 04/18/2028	54	55
0.562% due 04/25/2036	1,429	1,430
0.604% due 10/18/2030	54	55
0.622% due 12/25/2040	13,054	13,122
0.632% due 12/25/2040	66,052	66,271
0.652% due 03/25/2017 - 01/25/2041	142,666	143,255
0.654% due 09/18/2027	104	105
0.702% due 06/25/2018	1	1
0.732% due 06/25/2041	5,905	5,945
0.802% due 06/25/2022 - 09/25/2023	53	53
1.052% due 04/25/2032 - 04/25/2037	10,966	11,148
1.252% due 05/25/2023	26	27
1.324% due 08/01/2042 - 10/01/2044	3,642	3,740
1.346% due 03/01/2035	328	340
1.452% due 11/25/2021	15	15
1.524% due 10/01/2030 - 12/01/2040	516	539
1.625% due 06/01/2017 - 08/01/2017	35	35
1.645% due 07/01/2030	23	23
1.730% due 10/01/2016	10	10
1.742% due 06/01/2023	21	21
1.780% due 03/01/2035	113	119
1.865% due 05/01/2035	145	154
1.875% due 04/01/2033	102	103
1.910% due 09/01/2035	581	612
1.950% due 03/01/2017 - 11/01/2017	3	2
1.951% due 10/01/2016 - 10/01/2031	53	53
1.959% due 10/01/2023 - 08/01/2024	13	13
1.998% due 11/01/2017	5	5
2.000% due 02/01/2028 - 07/01/2029	38,215	37,758
2.014% due 02/01/2021	39	39
2.029% due 11/01/2035	19	20
2.041% due 11/01/2035	537	568
2.052% due 03/01/2025	11	11
2.055% due 04/01/2022	32	34
2.063% due 05/01/2019	55	57
2.083% due 02/01/2035	485	490
2.089% due 07/01/2027	13	14
2.098% due 09/01/2035	1,156	1,232
2.139% due 01/01/2030	33	33
2.170% due 06/01/2019	3	3
2.178% due 03/01/2018	2	2
2.179% due 05/01/2030	34	36
2.193% due 01/01/2035	287	304
2.200% due 11/01/2026	88	88
2.223% due 02/01/2026	9	9

2.225% due 02/01/2034	172	185
2.227% due 02/01/2032	305	307
2.230% due 10/01/2028 - 04/01/2030	22	23
2.238% due 07/01/2035	342	364
2.240% due 03/01/2035	245	259
2.245% due 11/01/2025	34	36
2.250% due 07/01/2017 - 06/01/2026	13	14
2.254% due 08/01/2029	42	43
2.260% due 11/01/2025	93	99
2.265% due 05/01/2029	14	14
2.266% due 04/01/2019	18	18
2.269% due 05/25/2035	388	400
2.270% due 09/01/2028	1	1
2.277% due 07/01/2032	64	64
2.288% due 08/01/2035	183	196
2.298% due 03/01/2024 - 04/01/2030	36	37
2.300% due 02/01/2027 - 02/01/2035	192	203
2.307% due 06/01/2035	42	43
2.308% due 07/01/2035	128	139
2.330% due 04/01/2030 - 11/01/2031	79	80
2.336% due 10/01/2035	171	183
2.339% due 05/01/2026	16	16
2.340% due 09/01/2031	21	22
2.356% due 03/01/2023	8,479	8,321
2.362% due 12/01/2035	54	57
2.385% due 06/01/2035	3,008	3,217
2.389% due 06/01/2032	215	228
2.393% due 10/01/2035	109	117
2.395% due 06/01/2029 - 04/01/2032	137	138
2.400% due 03/01/2030	107	108
2.402% due 09/01/2030	19	20
2.406% due 05/01/2027	37	37
2.415% due 07/01/2034	283	302
2.440% due 01/01/2026	121	122
2.447% due 07/01/2024	2	2
2.500% due 02/01/2015 - 07/01/2044	287,776	289,867
2.515% due 01/25/2022 (a)	27,046	3,306
2.527% due 04/01/2035	82	88
2.531% due 05/01/2036	145	154
2.560% due 09/01/2034	277	297
2.610% due 12/01/2029	4	4
2.625% due 12/01/2023	26	26
2.627% due 12/01/2027	17	17
2.633% due 09/01/2017	65	67
2.642% due 02/01/2026	32	33
2.680% due 04/01/2020	54	54
2.704% due 11/01/2017	1	1
2.720% due 02/01/2024	89	89
2.750% due 06/01/2017	2	2
2.904% due 12/01/2017	47	50
2.933% due 02/01/2017	51	54
2.975% due 08/01/2029	20	20
2.993% due 05/01/2036	1,314	1,370
3.000% due 06/01/2029 - 08/01/2044	618,026	615,542
3.283% due 05/01/2036	15	16
3.291% due 09/01/2027	2	2
3.457% due 06/01/2029	6	6
3.500% due 09/01/2025 - 08/01/2044	332,532	349,349
3.500% due 07/25/2042 (a)	17,884	2,709
3.540% due 10/25/2042	3,818	3,127
3.544% due 08/01/2026	10	11
3.578% due 05/01/2036	11	12
3.600% due 08/01/2023	2,572	2,729
3.695% due 02/01/2025	33	34
3.707% due 02/01/2030	212	224
3.765% due 12/01/2025	42,997	45,552
3.787% due 05/01/2036	27	28
3.800% due 08/01/2025	3,178	3,353
4.000% due 12/01/2014 - 09/01/2044	469,490	499,527
4.135% due 11/01/2028	134	143
4.250% due 01/01/2026	3	3
4.251% due 11/01/2028	319	343
4.293% due 08/01/2028 - 02/01/2031	179	187
4.381% due 02/01/2028	129	138
4.500% due 07/01/2014 - 03/01/2044	73,900	79,789
4.502% due 01/01/2028	6	6
4.508% due 09/01/2034	52	56
4.522% due 09/01/2035	28	31
4.695% due 02/01/2031	248	260
4.777% due 01/25/2017 (a)	76,747	3,617
4.824% due 11/01/2035	2,079	2,242
4.875% due 05/01/2019	7	7
4.947% due 01/01/2029	17	17
4.959% due 07/01/2024	2	2
5.000% due 11/01/2015 - 08/01/2044	164,681	182,069
5.122% due 05/01/2035	356	382

5.136% due 12/01/2035	123	133
5.208% due 11/01/2035	88	92
5.236% due 12/01/2030	251	265
5.398% due 01/01/2030	181	186
5.480% due 02/01/2031	99	105
5.500% due 01/01/2017 - 07/01/2040	69,221	78,088
5.506% due 09/01/2020	8	8
5.700% due 08/01/2018	300	326
5.734% due 02/01/2036	141	153
5.774% due 01/25/2043	19,109	15,508
5.998% due 07/25/2042 - 08/25/2042 (a)	39,005	8,155
6.000% due 03/25/2017 - 07/01/2044	179,574	202,107
6.290% due 02/25/2029	662	702
6.300% due 06/25/2031 - 10/17/2038	4,712	5,281
6.500% due 06/01/2015 - 05/01/2040	35,394	39,993
6.589% due 10/25/2031	13	14
6.850% due 12/18/2027	582	661
6.875% due 02/01/2018	27	28
7.000% due 01/01/2016 - 06/01/2037	1,119	1,262
7.500% due 03/25/2023 - 07/25/2041	1,538	1,767
7.730% due 01/01/2025	762	784
7.800% due 10/25/2022 - 06/25/2026	60	68
8.000% due 06/01/2015 - 05/01/2032	46	53
8.200% due 04/25/2025	3	4
8.500% due 11/01/2017	19	20
8.597% due 06/25/2032	46	46
8.750% due 11/25/2019 - 06/25/2021	70	80
9.000% due 03/25/2021 - 11/01/2025	45	51
9.000% due 05/25/2022 - 06/25/2022 (a)	17	4
9.500% due 11/25/2020 - 04/01/2025	162	180
11.595% due 11/25/2043	11,477	11,696
14.547% due 06/25/2042	3,210	3,435
510.000% due 09/25/2019 (a)	0	1
Farmer Mac
8.333% due 04/25/2030	249	249
FDIC Structured Sale Guaranteed Notes
0.651% due 11/29/2037	2,700	2,693
Federal Housing Administration
6.875% due 12/01/2016	41	40
6.896% due 07/01/2020	142	139
7.430% due 02/01/2020 - 05/01/2024	2,010	1,981
7.450% due 05/01/2021	659	650
Freddie Mac
0.302% due 07/15/2019 - 10/15/2020	822	822
0.352% due 03/15/2031	172	172
0.392% due 07/25/2031	40	39
0.402% due 05/25/2031 - 07/15/2034	245	242
0.432% due 09/25/2031	214	201
0.452% due 05/15/2036	114	114
0.502% due 12/15/2029 - 08/15/2043	16,527	16,558
0.552% due 06/15/2018	609	611
0.602% due 03/15/2024 - 08/15/2032	11,666	11,741
0.622% due 11/15/2040	15,085	15,138
0.632% due 10/15/2040	54,008	53,951
0.652% due 05/15/2023 - 10/15/2040	79,238	79,563
0.692% due 10/15/2037	15,407	15,514
0.702% due 03/15/2032 - 07/15/2041	1,769	1,779
0.752% due 08/15/2035	2,236	2,258
0.960% due 01/25/2023 (a)	83,476	4,677
1.102% due 04/15/2031	1,647	1,692
1.152% due 06/15/2031	123	126
1.175% due 11/25/2022 (a)	32,050	2,246
1.198% due 01/25/2020 (a)	61,692	2,929
1.250% due 10/02/2019	37,780	36,705
1.352% due 07/15/2027	773	800
1.425% due 04/25/2021 (a)	103,173	7,297
1.508% due 11/25/2019 (a)	59,592	3,660
1.562% due 11/25/2019 (a)	84,532	5,416
1.625% due 01/01/2017 - 10/01/2024	8	8
1.655% due 11/25/2016	6,600	6,714
1.825% due 10/01/2023	348	351
1.951% due 05/01/2017 - 09/01/2018	59	61
1.998% due 07/01/2030	117	117
2.085% due 04/01/2025	24	24
2.148% due 12/01/2035	1,427	1,503
2.160% due 03/01/2033	154	163
2.200% due 10/01/2027	15	15
2.209% due 08/01/2018	25	26
2.227% due 10/01/2018	2	2
2.250% due 10/01/2024 - 08/01/2029	120	127
2.252% due 06/01/2022	25	25
2.256% due 11/01/2027 - 03/01/2035	332	339
2.262% due 01/01/2028	26	26
2.268% due 10/01/2035	417	441
2.310% due 04/01/2029	23	25
2.319% due 10/01/2036	353	376

2.324% due 09/01/2028	20	21
2.325% due 09/01/2027	34	34
2.329% due 06/01/2022	3	3
2.334% due 09/01/2026	144	151
2.336% due 06/01/2024 - 07/01/2024	60	61
2.348% due 12/01/2032	86	90
2.349% due 11/01/2027	4	4
2.351% due 04/01/2031	3	3
2.356% due 08/01/2031	12	12
2.357% due 02/01/2029	128	134
2.365% due 10/01/2023	36	36
2.367% due 07/01/2035	587	625
2.374% due 03/01/2032	49	52
2.375% due 08/01/2031 - 03/01/2033	72	74
2.376% due 11/01/2027	68	69
2.394% due 08/01/2027 - 11/01/2029	915	963
2.395% due 07/01/2019	13	13
2.397% due 02/01/2031	3	3
2.407% due 06/01/2028 - 07/01/2028	257	276
2.433% due 12/01/2029	132	140
2.437% due 07/01/2029	17	18
2.450% due 05/01/2019	6	6
2.460% due 12/01/2026	8	8
2.467% due 10/01/2024	69	73
2.475% due 05/01/2032	6	6
2.482% due 07/01/2027	40	42
2.493% due 05/01/2032	29	29
2.496% due 02/01/2029	53	56
2.500% due 12/15/2027 (a)	14,020	1,476
2.515% due 05/01/2032	471	492
2.518% due 02/01/2027	301	323
2.520% due 04/01/2036	674	720
2.533% due 07/01/2030	12	13
2.545% due 08/01/2030	5	5
2.551% due 09/01/2024	17	18
2.555% due 10/01/2027	26	27
2.568% due 11/01/2034	266	285
2.622% due 03/01/2027	5	5
2.625% due 12/01/2018 - 04/01/2019	13	13
2.639% due 02/01/2027	33	33
2.929% due 03/01/2029 - 08/15/2032	495	517
3.000% due 01/01/2043 - 07/01/2044	202,031	199,175
3.500% due 12/15/2022 - 07/01/2043	11,244	11,688
3.500% due 12/15/2042 (a)	31,823	6,081
4.000% due 03/15/2023 - 07/01/2044	207,214	219,361
4.500% due 06/01/2018 - 08/01/2044	172,217	186,551
5.000% due 04/01/2018 - 07/01/2044	158,478	175,454
5.153% due 08/01/2035	203	214
5.500% due 11/01/2018 - 06/01/2041	127,663	142,799
6.000% due 03/01/2017 - 05/01/2040	23,283	26,262
6.250% due 12/15/2028	458	504
6.500% due 08/01/2016 - 10/25/2043	8,071	9,090
7.000% due 01/01/2015 - 12/01/2032	474	536
7.000% due 10/25/2023 (a)	41	10
7.400% due 02/01/2021	240	237
7.500% due 03/01/2022 - 01/15/2030	212	240
7.500% due 08/15/2029 (a)	9	2
7.645% due 05/01/2025	675	756
8.000% due 08/01/2014 - 09/01/2030	5	5
8.500% due 11/15/2018 - 08/01/2027	121	142
9.000% due 12/15/2020 - 02/15/2021	67	72
9.050% due 06/15/2019	13	14
9.500% due 12/15/2020 - 06/01/2021	98	109
9.500% due 11/01/2021 (a)	9	2
11.864% due 05/15/2035	12,102	12,766
13.117% due 05/15/2041	14,500	15,307
15.396% due 01/15/2035	16,444	18,078
Ginnie Mae
0.000% due 03/20/2035 - 06/20/2035 (b)	3,192	2,821
0.352% due 05/16/2030 - 02/16/2032	256	257
0.452% due 12/16/2026 - 01/16/2031	357	358
0.503% due 06/20/2032	188	189
0.552% due 06/16/2031 - 03/16/2032	466	467
0.602% due 10/16/2030	15	15
0.652% due 02/16/2030 - 04/16/2032	310	312
0.702% due 12/16/2025 - 09/20/2061	40,128	40,224
0.752% due 02/16/2030	41	41
0.802% due 02/16/2030 - 05/20/2063	4,924	4,958
0.846% due 03/16/2051 (a)	3,913	173
0.872% due 09/20/2063	20,706	20,936
1.046% due 06/16/2043 (a)	96,305	4,157
1.103% due 03/20/2031	1,624	1,655
1.152% due 08/20/2063	34,967	35,790
1.153% due 02/20/2031	918	924
1.183% due 01/20/2059	882	897
1.238% due 10/20/2058	780	794

1.452% due 09/20/2063	16,874	17,513
1.625% due 04/20/2017 - 07/20/2035	32,777	34,005
2.000% due 06/20/2017 - 08/20/2030	2,443	2,553
2.125% due 01/20/2034	5,102	5,368
2.500% due 09/20/2017 - 07/01/2044	20,678	20,773
3.000% due 06/20/2018 - 07/01/2044	158,123	159,589
3.500% due 03/20/2016 - 08/01/2044	379,209	394,441
4.000% due 11/20/2018 - 07/01/2044	268,417	286,954
4.500% due 09/15/2033 - 07/01/2044	281,663	307,469
5.000% due 03/15/2033 - 07/01/2044	173,734	191,732
5.500% due 05/15/2031 - 07/01/2044	67,898	75,968
6.000% due 05/15/2024 - 07/01/2044	11,071	12,472
6.250% due 03/16/2029	1,256	1,448
6.500% due 10/15/2023 - 07/01/2044	16,851	19,207
6.878% due 03/16/2041	1,017	1,077
7.000% due 05/15/2023 - 02/16/2029	400	432
7.500% due 04/15/2017 - 11/15/2031	709	824
7.750% due 10/15/2025	15	16
8.000% due 04/15/2017 - 09/20/2031	2,425	2,833
8.500% due 06/15/2027 - 01/20/2031	606	670
9.000% due 04/15/2020 - 09/15/2030	46	47
9.500% due 12/15/2021	21	23
NCUA Guaranteed Notes
0.532% due 03/06/2020	3,782	3,792
0.622% due 11/05/2020	150,913	151,382
0.712% due 12/08/2020	64,874	65,321
Small Business Administration
5.370% due 04/01/2028	6,543	7,265
5.490% due 05/01/2028	8,005	8,802
5.870% due 05/01/2026 - 07/01/2028	6,100	6,884
6.220% due 12/01/2028	1,059	1,211
7.190% due 12/01/2019	50	55
7.220% due 11/01/2020	162	172
Vendee Mortgage Trust
6.478% due 01/15/2030	375	428
6.500% due 03/15/2029	1,107	1,276

Total U.S. Government Agencies (Cost $5,954,762)		6,037,011

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Notes
1.500% due 08/31/2018 (g)	6,580	6,614
1.500% due 02/28/2019	15,400	15,373
1.500% due 05/31/2019 (e)	150,500	149,730
1.625% due 03/31/2019	5,000	5,014
1.625% due 06/30/2019	12,500	12,498
2.000% due 11/30/2020	40,000	39,970
2.000% due 05/31/2021	12,000	11,908
2.125% due 01/31/2021	11,000	11,052
2.375% due 12/31/2020	66,300	67,722
2.500% due 05/15/2024	108,700	108,488
2.750% due 02/15/2024	29,300	29,949

Total U.S. Treasury Obligations (Cost $454,700)		458,318

MORTGAGE-BACKED SECURITIES 10.3%
Adjustable Rate Mortgage Trust
2.445% due 01/25/2035	785	792
2.737% due 09/25/2035	1,765	1,617
American Home Mortgage Assets Trust
0.342% due 10/25/2046	2,116	1,448
American Home Mortgage Investment Trust
0.392% due 05/25/2047 ^	2	0
2.322% due 02/25/2045	1,151	1,155
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	1,880	2,029
Banc of America Funding Corp.
0.411% due 10/03/2039	5,366	5,318
0.443% due 05/20/2035	1,428	993
5.000% due 09/25/2019	240	248
5.753% due 10/25/2036 ^	2,515	2,010
5.837% due 01/25/2037 ^	2,120	1,729
Banc of America Mortgage Trust
2.512% due 07/25/2034	8	8
2.678% due 07/25/2033	149	152
2.684% due 06/20/2031	184	190
2.694% due 02/25/2036 ^	827	713
3.320% due 07/20/2032	41	34
5.000% due 12/25/2018	36	36
5.500% due 11/25/2033	489	515
6.500% due 10/25/2031	30	32
BCAP LLC Trust
0.652% due 01/26/2036	6,345	5,905
5.500% due 11/26/2035	19,000	19,852
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	242	247

2.250% due 08/25/2035	424	431
2.487% due 08/25/2033	766	770
2.488% due 08/25/2033	843	855
2.528% due 03/25/2035	199	203
2.580% due 03/25/2035	802	817
2.625% due 01/25/2034	6	6
2.625% due 04/25/2034	10	10
2.667% due 02/25/2033	11	11
2.745% due 11/25/2030	4	4
Bear Stearns Alt-A Trust
2.576% due 08/25/2036 ^	5,662	2,638
2.583% due 05/25/2035	804	789
2.648% due 11/25/2036	1,080	765
2.691% due 11/25/2036	1,168	879
4.382% due 11/25/2036 ^	561	431
Bear Stearns Commercial Mortgage Securities Trust
5.898% due 06/11/2040	243	251
7.000% due 05/20/2030	1,123	1,236
Bear Stearns Mortgage Securities, Inc.
2.605% due 06/25/2030	7	7
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046	2,433	1,709
Bella Vista Mortgage Trust
0.403% due 05/20/2045	662	548
Chase Mortgage Finance Trust
2.698% due 09/25/2036	118	103
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 05/25/2036	371	333
0.402% due 08/25/2035	749	686
0.660% due 01/25/2035	514	359
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	1,033	1,042
2.500% due 05/25/2035	21	20
2.610% due 08/25/2035	1,232	702
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	1,875	1,608
Commercial Mortgage Trust
2.464% due 07/10/2046 (a)	71,665	2,274
2.589% due 07/10/2046 (a)	54,779	2,806
4.867% due 05/10/2043	1,628	1,636
Countrywide Alternative Loan Trust
0.322% due 01/25/2037 ^	550	486
0.342% due 11/25/2046	3,066	2,444
0.352% due 05/25/2036	609	501
0.353% due 07/20/2046 ^	1,104	759
0.362% due 05/25/2035	1,716	1,450
0.362% due 07/25/2046	2,859	2,455
0.363% due 03/20/2046	3,025	2,358
0.372% due 05/25/2035	317	273
0.382% due 08/25/2046	306	174
0.402% due 05/25/2035	463	256
0.402% due 09/25/2046 ^	3,795	1,085
0.402% due 10/25/2046 ^	1,150	518
0.412% due 07/25/2046 ^	2,231	997
0.422% due 05/25/2036 ^	556	330
0.432% due 12/25/2035	412	374
0.433% due 09/20/2046	7,125	2,255
0.492% due 10/25/2046 ^	1,625	78
0.502% due 06/25/2047 ^	130	22
0.522% due 11/25/2035 ^	316	78
0.572% due 12/25/2035	977	563
6.000% due 10/25/2032	37	36
6.250% due 11/25/2036 ^	2,128	1,946
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	1,716	1,473
0.442% due 04/25/2035	1,240	1,133
0.452% due 04/25/2046 ^	1,185	577
0.472% due 03/25/2035	164	127
0.482% due 02/25/2035	1,072	1,012
0.492% due 02/25/2035	28	26
0.492% due 03/25/2036	953	527
0.502% due 02/25/2036 ^	793	377
0.552% due 03/25/2035 ^	227	36
0.692% due 02/25/2035	336	321
0.772% due 03/25/2035	2,506	2,323
1.933% due 06/19/2031	17	17
2.125% due 07/19/2031	7	8
2.238% due 09/25/2034	556	465
2.616% due 11/19/2033	20	19
2.666% due 09/25/2047 ^	1,661	1,494
2.741% due 11/19/2033	28	28
2.747% due 08/25/2034	902	809
5.049% due 02/20/2036 ^	882	796
Credit Suisse Commercial Mortgage Trust
5.866% due 06/15/2039	2,773	3,015

Credit Suisse First Boston Mortgage Securities Corp.
2.227% due 06/25/2033	39	39
4.832% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
4.689% due 07/26/2037	3,026	3,079
4.792% due 05/27/2053	10,380	10,461
5.773% due 04/12/2049	562	563
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^	3,147	1,861
DBUBS Mortgage Trust
1.502% due 07/12/2044	5,807	5,950
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^	34	21
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	1,587	1,683
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	12
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	2,000	2,006
8.970% due 09/18/2027	4,000	2,485
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	632	654
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	24	25
First Republic Bank Mortgage Pass-Through Certificates
2.644% due 06/25/2030	2,402	2,475
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	3,508	3,310
1.042% due 11/15/2031	835	699
Greenpoint Mortgage Funding Trust
0.352% due 12/25/2046 ^	2,646	1,461
0.422% due 04/25/2036 ^	669	227
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	109	107
GSR Mortgage Loan Trust
0.412% due 08/25/2046	3,793	1,120
2.243% due 06/25/2034	61	62
2.593% due 04/25/2036	573	524
HarborView Mortgage Loan Trust
0.285% due 03/19/2037	741	621
0.343% due 07/21/2036	2,104	1,720
0.375% due 05/19/2047 ^	1,208	496
0.405% due 09/19/2046 ^	451	49
2.205% due 11/19/2034	97	80
2.680% due 08/19/2034	2,982	3,030
2.715% due 07/19/2035	54	49
4.882% due 08/19/2036 ^	914	848
HomeBanc Mortgage Trust
0.332% due 12/25/2036	576	511
1.012% due 08/25/2029	954	918
Impac Secured Assets Trust
0.302% due 11/25/2036	2,477	1,692
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032	10	10
IndyMac Mortgage Loan Trust
0.352% due 11/25/2046	3,346	2,053
0.360% due 05/25/2046	1,830	1,600
0.392% due 04/25/2035	159	149
0.392% due 07/25/2035	1,767	1,644
0.402% due 02/25/2037	2,450	1,440
0.452% due 11/25/2035 ^	262	161
0.452% due 06/25/2037 ^	608	304
0.472% due 02/25/2035	382	357
2.359% due 01/25/2036	3	2
2.509% due 12/25/2034	18	17
2.560% due 01/25/2036	2,319	1,945
4.584% due 08/25/2035 ^	1,808	1,532
JPMorgan Chase Commercial Mortgage Securities Trust
4.853% due 03/15/2046	513	514
JPMorgan Mortgage Trust
2.681% due 10/25/2035	3,433	3,459
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	12	1
LB Commercial Mortgage Trust
5.517% due 07/15/2044	1,430	1,573
LB Mortgage Trust
8.526% due 01/20/2017	198	200
Lehman XS Trust
0.472% due 11/25/2046 ^	1,723	584
Luminent Mortgage Trust
0.332% due 12/25/2036	2,837	2,131
0.352% due 10/25/2046	2,536	2,220
MASTR Adjustable Rate Mortgages Trust
0.392% due 05/25/2037	918	638
0.452% due 05/25/2047 ^	3,412	1,747
0.492% due 05/25/2047 ^	2,894	923

MASTR Asset Securitization Trust
5.000% due 12/25/2019	880	909
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	176	181
MASTR Seasoned Securitization Trust
2.525% due 10/25/2032	438	441
6.195% due 09/25/2017	265	274
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031	861	862
1.032% due 11/15/2031	105	86
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	982	941
0.632% due 06/15/2030	811	804
Merrill Lynch Alternative Note Asset Trust
0.452% due 03/25/2037	1,695	752
Merrill Lynch Mortgage Investors Trust
1.012% due 10/25/2028	124	125
1.959% due 01/25/2029	4,000	3,881
2.127% due 04/25/2035	42	41
Morgan Stanley Capital Trust
5.649% due 12/15/2044	1,046	1,049
Morgan Stanley Mortgage Loan Trust
0.522% due 11/25/2035	3,628	3,153
0.662% due 02/25/2047	2,052	1,497
2.523% due 07/25/2035	2,098	1,837
5.701% due 02/25/2047	4,694	3,751
Mortgage Equity Conversion Asset Trust
0.570% due 02/25/2042	5,968	4,774
0.590% due 01/25/2042	40,910	32,728
0.600% due 10/25/2041	24,184	19,347
0.600% due 05/25/2042	158,528	126,822
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	3,561	3,630
6.138% due 03/25/2047	3,251	3,312
6.940% due 02/19/2030	400	398
PNC Commercial Mortgage Acceptance Corp.
1.401% due 07/15/2031 (a)	703	23
Prime Mortgage Trust
0.552% due 02/25/2034	82	77
4.750% due 11/25/2019	32	34
RBSSP Resecuritization Trust
0.652% due 11/26/2035	240	238
Residential Accredit Loans, Inc. Trust
0.352% due 12/25/2046 ^	2,563	1,217
0.402% due 08/25/2037	2,920	2,326
0.422% due 05/25/2046 ^	1,916	734
0.457% due 09/25/2046	4,184	1,836
0.552% due 03/25/2033	98	97
3.192% due 08/25/2035 ^	652	359
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	4	4
Residential Asset Securitization Trust
0.552% due 05/25/2033	55	54
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^	2,094	1,770
RiverView HECM Trust
0.212% due 07/25/2047	16,283	15,143
0.902% due 09/26/2041	79,777	64,619
Sequoia Mortgage Trust
0.795% due 04/19/2027	115	111
0.855% due 10/19/2026	51	51
0.873% due 11/22/2024	11	11
0.913% due 10/20/2027	888	844
2.366% due 01/20/2047 ^	1,519	1,334
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	8,238	6,186
0.887% due 06/25/2034	928	882
1.822% due 10/25/2037 ^	2,399	1,556
2.443% due 07/25/2034	86	87
2.488% due 01/25/2035	2,394	2,261
2.518% due 08/25/2035	31	29
2.596% due 11/25/2035 ^	2,206	1,741
Structured Asset Mortgage Investments Trust
0.282% due 03/25/2037	308	239
0.342% due 06/25/2036	490	403
0.362% due 05/25/2046	1,660	1,265
0.382% due 05/25/2045	2,341	2,129
0.405% due 07/19/2035	5,462	5,241
0.452% due 08/25/2036 ^	4,159	1,456
0.485% due 10/19/2034	284	272
0.815% due 09/19/2032	2,612	2,571
0.855% due 03/19/2034	1,015	1,014
Structured Asset Mortgage Investments, Inc.
1.996% due 05/02/2030	66	47
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
3.000% due 05/25/2022	314	324

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	1	1
2.218% due 01/25/2032	119	117
2.346% due 06/25/2033	47	47
2.397% due 08/25/2032	383	381
2.512% due 04/25/2033	92	94
2.516% due 02/25/2032	2	2
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	201	191
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,974	1,286
5.970% due 09/25/2036	9,085	1,993
6.015% due 07/25/2037	3,845	2,891
Thornburg Mortgage Securities Trust
2.149% due 06/25/2043	2,579	2,593
WaMu Mortgage Pass-Through Certificates Trust
0.372% due 07/25/2046 ^	63	4
0.412% due 11/25/2045	1,763	1,662
0.442% due 10/25/2045	208	197
0.472% due 01/25/2045	562	541
0.472% due 07/25/2045	111	106
0.482% due 01/25/2045	2,306	2,271
0.652% due 07/25/2044	341	322
0.852% due 12/25/2045	961	167
0.963% due 11/25/2046	607	525
1.123% due 02/25/2046	1,982	1,879
1.323% due 11/25/2042	92	91
1.523% due 06/25/2042	718	689
1.523% due 08/25/2042	1,125	1,085
1.947% due 04/25/2037	2,054	1,804
1.951% due 01/25/2047	2,052	1,925
2.054% due 12/25/2036 ^	1,963	1,725
2.407% due 03/25/2034	20	20
2.414% due 08/25/2033	992	1,008
2.417% due 09/25/2033	388	397
Washington Mutual Mortgage Pass-Through Certificates Trust
0.402% due 07/25/2046 ^	1,101	212
1.093% due 05/25/2046	2,805	2,159
2.331% due 11/25/2030	251	247
6.268% due 07/25/2036	3,566	1,986
Wells Fargo Commercial Mortgage Trust
2.278% due 10/15/2045 (a)	51,009	5,812
Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	1,635	1,412
2.614% due 06/25/2035	1,003	1,022
2.619% due 12/25/2033	499	504
2.622% due 10/25/2033	224	228
2.787% due 07/25/2034	96	97

Total Mortgage-Backed Securities (Cost $584,065)		546,893

ASSET-BACKED SECURITIES 5.6%
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	1,514	1,174
Access Group, Inc.
1.529% due 10/27/2025	9,058	9,129
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036	342	124
0.850% due 08/25/2030	37	37
1.202% due 07/25/2034	2,150	1,912
AFC Home Equity Loan Trust
0.962% due 06/25/2029	300	270
1.102% due 12/26/2029	4	4
ALM Ltd.
1.454% due 02/13/2023	12,200	12,198
1.466% due 07/18/2022	1,000	999
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.762% due 01/25/2035	5,152	3,739
Amortizing Residential Collateral Trust
0.692% due 06/25/2032	35	32
0.732% due 07/25/2032	736	680
0.852% due 10/25/2031	332	299
Amresco Residential Securities Mortgage Loan Trust
0.647% due 06/25/2028	74	70
0.707% due 06/25/2027	227	223
0.782% due 09/25/2028	873	811
1.092% due 06/25/2029	204	189
Apidos Quattro CDO
0.478% due 01/20/2019	1,623	1,615
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.642% due 10/25/2035	7,500	5,982
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034	309	290
1.172% due 03/25/2032	661	632
Asset-Backed Securities Corp. Home Equity Loan Trust
0.232% due 05/25/2037	2	1
0.672% due 06/15/2031	187	182
1.097% due 09/25/2034	4,213	3,893

Bayview Financial Acquisition Trust
0.500% due 05/28/2037	2,559	1,936
Bear Stearns Asset-Backed Securities Trust
0.552% due 09/25/2046	2,357	2,031
1.125% due 02/25/2034	362	332
1.352% due 10/25/2032	306	290
1.652% due 11/25/2042	613	592
2.855% due 06/25/2043	39	39
Carrington Mortgage Loan Trust
0.252% due 06/25/2037	357	351
0.632% due 10/25/2035	6,500	5,703
CDC Mortgage Capital Trust
1.202% due 01/25/2033	946	879
Centex Home Equity Loan Trust
0.452% due 01/25/2032	171	160
1.002% due 01/25/2032	832	607
Chase Funding Trust
0.752% due 07/25/2033	39	38
0.792% due 08/25/2032	661	609
0.812% due 11/25/2032	421	401
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033	796	745
1.127% due 12/25/2031	557	527
Citigroup Mortgage Loan Trust, Inc.
0.212% due 07/25/2045	449	404
5.764% due 01/25/2037	3,442	2,414
Conseco Finance Corp.
0.852% due 08/15/2033	2,896	2,766
Conseco Finance Home Equity Loan Trust
1.652% due 05/15/2032	611	600
Conseco Financial Corp.
6.240% due 12/01/2028	1,470	1,516
7.550% due 01/15/2029	142	150
Countrywide Asset-Backed Certificates
0.400% due 04/25/2036	130	128
0.622% due 11/25/2033	4	4
1.052% due 06/25/2033	159	153
1.052% due 10/25/2047	2,843	2,492
1.152% due 09/25/2032	1,361	1,289
Credit Suisse First Boston Mortgage Securities Corp.
0.512% due 05/25/2044	111	109
0.890% due 08/25/2032	153	134
Credit-Based Asset Servicing and Securitization LLC
0.220% due 01/25/2037 ^	395	178
1.250% due 04/25/2032	261	247
Delta Funding Home Equity Loan Trust
0.972% due 09/15/2029	17	16
Denver Arena Trust
6.940% due 11/15/2019	1,304	1,330
Dryden Senior Loan Fund
1.396% due 01/15/2022	5,100	5,100
EMC Mortgage Loan Trust
0.892% due 05/25/2040	439	399
EquiFirst Mortgage Loan Trust
0.632% due 01/25/2034	221	214
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	395
Galaxy CLO Ltd.
1.519% due 08/20/2022	1,000	996
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036	85	40
GMAC Mortgage Corp. Home Equity Loan Trust
0.632% due 01/25/2029	262	243
GSAMP Trust
0.452% due 10/25/2036 ^	9,311	1,236
0.552% due 02/25/2033	388	364
IMC Home Equity Loan Trust
6.880% due 11/20/2028	8	8
7.520% due 08/20/2028	41	41
Irwin Home Equity Loan Trust
1.502% due 02/25/2029	365	351
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047	8	8
0.230% due 08/25/2036	67	33
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034	62	56
1.202% due 10/25/2034	825	724
1.577% due 03/25/2032	1,046	972
Madison Park Funding Ltd.
1.481% due 06/15/2022	750	748
MASTR Asset-Backed Securities Trust
0.902% due 12/25/2034 ^	5,610	5,148
Merrill Lynch Mortgage Investors Trust
0.212% due 10/25/2037	1,597	539
0.232% due 09/25/2037	251	70
0.872% due 06/25/2035	700	642

MESA Trust
0.952% due 12/25/2031	693	632
Mid-State Trust
6.340% due 10/15/2036	918	971
7.340% due 07/01/2035	553	599
7.400% due 07/01/2035	24	26
7.790% due 07/01/2035	32	34
7.791% due 03/15/2038	1,388	1,453
Morgan Stanley ABS Capital, Inc. Trust
0.952% due 07/25/2037	407	385
Morgan Stanley Mortgage Loan Trust
0.512% due 04/25/2037	398	226
5.726% due 10/25/2036 ^	3,836	2,448
5.750% due 04/25/2037 ^	1,052	812
6.000% due 07/25/2047 ^	2,404	1,942
New Century Home Equity Loan Trust
0.602% due 06/25/2035	7,500	6,937
Option One Mortgage Loan Trust
0.292% due 01/25/2037	975	572
0.752% due 01/25/2032	94	83
0.932% due 02/25/2035	4,021	2,777
Park Place Securities, Inc.
0.412% due 09/25/2035	546	542
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 07/25/2035	5,000	4,931
1.127% due 10/25/2034	7,500	7,437
Renaissance Home Equity Loan Trust
0.512% due 11/25/2034	248	209
0.652% due 12/25/2033	2,645	2,576
0.912% due 12/25/2032	22	20
1.030% due 08/25/2033	471	446
1.352% due 08/25/2032	1,395	1,237
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^	836	723
0.732% due 06/25/2033	118	104
0.752% due 06/25/2032 ^	75	61
Residential Funding Home Loan Trust
8.350% due 12/25/2024	9	9
8.350% due 03/25/2025	15	15
Residential Mortgage Loan Trust
1.650% due 09/25/2029	161	154
SACO, Inc.
0.672% due 06/25/2036 ^	438	592
Salomon Brothers Mortgage Securities, Inc.
1.127% due 10/25/2028	130	127
1.502% due 01/25/2032	382	354
6.930% due 08/25/2028	385	376
Saxon Asset Securities Trust
0.832% due 12/26/2034	1,041	978
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^	2,925	1,066
SLM Student Loan Trust
0.309% due 07/25/2019	312	312
0.309% due 04/27/2020	1,620	1,616
0.319% due 07/25/2019	2,121	2,117
0.399% due 07/25/2023	2,542	2,535
0.679% due 01/25/2017	222	222
0.979% due 01/25/2019	2,200	2,220
1.431% due 12/15/2033	4,910	4,962
1.729% due 04/25/2023	109,141	112,974
Soundview Home Loan Trust
0.212% due 11/25/2036	90	36
Specialty Underwriting & Residential Finance Trust
0.652% due 09/25/2036	7,500	3,707
0.832% due 01/25/2034	300	262
1.352% due 10/25/2035	1,907	1,631
Structured Asset Investment Loan Trust
0.632% due 09/25/2035	13,000	11,170
0.662% due 08/25/2035	9,000	6,053
0.812% due 04/25/2035	5,000	4,646
1.127% due 09/25/2034	1,064	864
1.427% due 12/25/2034	976	331
Structured Asset Securities Corp. Mortgage Loan Trust
0.550% due 05/25/2034	23	23
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	12	11
1.727% due 01/25/2033	523	480
Trapeza CDO Ltd.
0.974% due 11/16/2034	1,000	730
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,997	2,036
UPS Capital Business Credit
0.732% due 04/15/2026	103	15

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.782% due 04/25/2034	1,118	994

Total Asset-Backed Securities (Cost $317,049)		293,783

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (d) 1.0%		55,506

U.S. TREASURY BILLS 0.0%
0.051% due 07/10/2014 - 12/11/2014 (c)(e)(g)	1,531	1,531

Total Short-Term Instruments (Cost $57,037)		57,037

Total Investments in Securities (Cost $7,372,762)		7,396,435

	SHARES
INVESTMENTS IN AFFILIATES 14.9%
SHORT-TERM INSTRUMENTS 14.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.9%
PIMCO Short-Term Floating NAV Portfolio	78,907,746	789,551
PIMCO Short-Term Floating NAV Portfolio III	1,758	17

Total Short-Term Instruments (Cost $789,555)		789,568

Total Investments in Affiliates (Cost $789,555)		789,568

Total Investments 154.5% (Cost $8,162,317)		$8,186,003
Financial Derivative Instruments (f) 0.1% (Cost or Premiums, net $9,660)		7,026
Other Assets and Liabilities, net (54.6%)		(2,895,851)

Net Assets 100.0%		$5,297,178

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.130%	06/30/2014	07/01/2014	$52,600	U.S. Treasury Notes 2.125% due 06/30/2021	$(53,702)	$52,600	$52,600
SSB	0.000%	06/30/2014	07/01/2014	2,906	Freddie Mac 2.070% due 11/07/2022	(2,966)	2,906	2,906

Total Repurchase Agreements						$(56,668)	$55,506	$55,506

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(1.750%	)	06/30/2014	07/01/2014	$(142,814)	$(142,808)
TDM	(0.680%	)	06/30/2014	07/03/2014	(7,069)	(7,069)

Total Sale-Buyback Transactions						$(149,877)

(2)	As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $32,926 at a weighted average interest rate of (0.983%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.500%	08/01/2044	$2,000	$(2,158)	$(2,160)
	Fannie Mae	4.500%	09/01/2044	35,000	(37,565)	(37,713)
BOA	Fannie Mae	3.500%	07/01/2044	8,140	(8,305)	(8,373)
	Fannie Mae	4.000%	08/01/2044	19,050	(20,054)	(20,092)
	Ginnie Mae	5.000%	07/01/2044	7,000	(7,689)	(7,690)
BPG	Ginnie Mae	3.000%	07/01/2044	41,500	(41,396)	(41,817)
DEU	Fannie Mae	4.000%	07/01/2029	15,000	(15,921)	(15,919)
FOB	Fannie Mae	2.500%	08/01/2029	75,000	(75,354)	(75,984)
	Fannie Mae	3.500%	07/01/2044	36,000	(36,735)	(37,029)
	Fannie Mae	4.000%	08/01/2044	7,000	(7,287)	(7,349)
	Fannie Mae	4.500%	08/01/2044	5,000	(5,399)	(5,401)
	Fannie Mae	5.500%	07/01/2044	1,120	(1,245)	(1,253)
	Ginnie Mae	5.000%	07/01/2044	18,000	(19,772)	(19,775)
GSC	Fannie Mae	2.500%	08/01/2029	39,000	(39,384)	(39,512)
	Fannie Mae	5.500%	07/01/2044	8,000	(8,891)	(8,951)
JPS	Fannie Mae	3.500%	09/01/2044	8,000	(8,186)	(8,179)
MSC	Fannie Mae	3.500%	09/01/2044	7,000	(7,163)	(7,157)
	Fannie Mae	4.500%	08/01/2044	52,000	(56,099)	(56,169)
	Ginnie Mae	5.000%	07/01/2044	5,000	(5,489)	(5,493)
NOM	Fannie Mae	3.500%	07/01/2044	80,000	(82,106)	(82,288)
SAL	Fannie Mae	3.500%	07/01/2044	3,500	(3,573)	(3,600)
	Fannie Mae	4.500%	07/01/2044	13,000	(14,056)	(14,074)
	Fannie Mae	5.500%	07/01/2044	1,000	(1,117)	(1,119)
	Ginnie Mae	5.000%	07/01/2044	24,000	(26,363)	(26,366)
WFS	Fannie Mae	4.000%	07/01/2044	5	(5)	(5)
	Fannie Mae	5.500%	07/01/2044	10,200	(11,341)	(11,413)

Total Short Sales					$(542,653)	$(544,881)

(e)	Securities with an aggregate market value of $150,462 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830%	08/05/2014	$56,000	$262	$100
	Put - OTC 10-Year Interest Rate Swap	3- Month USD-LIBOR	Receive	2.980%	08/05/2014	169,000	858	71
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830%	08/05/2014	4,000	19	7

Total Purchased Options							$1,139	$178

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 08/01/2044		Receive	106.188%	08/05/2014	$58,000	$(136)	$(136)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 3.500% due 07/01/2044	$102.547	07/07/2014	$5,000	$(22)	$(22)
	Call - OTC Fannie Mae 4.000% due 07/01/2044	106.039	07/07/2014	112,000	(201)	(238)
	Call - OTC Fannie Mae 4.000% due 07/01/2044	108.359	07/07/2014	53,000	(39)	(42)
	Call - OTC Fannie Mae 4.000% due 08/01/2044	105.359	08/05/2014	76,000	(244)	(514)
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	106.094	07/07/2014	43,000	(76)	(79)
FBF	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.027	08/05/2014	75,000	(193)	(228)
JPM	Call - OTC Fannie Mae 4.000% due 08/01/2044	106.031	08/05/2014	91,000	(231)	(276)
	Call - OTC Fannie Mae 4.500% due 07/01/2044	108.398	07/07/2014	52,000	(41)	(34)

					$(1,047)	$(1,433)

Total Written Options					$(1,183)	$(1,569)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190%)	02/25/2034	$459	$0	$32	$32	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240%)	02/25/2035	589	0	358	358	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	1,500	0	67	67	0
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%)	07/20/2018	5,000	0	(118)	0	(118)
	Long Beach Mortgage Loan Trust 5.642% due 09/15/2040	(1.170%)	09/15/2040	4,000	0	3,101	3,101	0
	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850%)	10/18/2020	1,000	0	46	46	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390%)	12/27/2033	415	0	17	17	0
UAG	Merrill Lynch Mortgage Trust 5.616% due 06/12/2043	(1.080%)	06/12/2043	5,664	108	4,952	5,060	0

					$108	$8,455	$8,681	$(118)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$7,500	$(2,550)	$2,603	$53	$0
	Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 1.200% due 08/25/2034	1.200%	08/25/2034	6,477	(2,137)	2,194	57	0
	Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.975% due 06/25/2035	0.975%	06/25/2035	8,000	(2,400)	2,028	0	(372)
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690%	07/25/2035	4,955	(1,734)	829	0	(905)
	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.050% due 10/25/2034	1.050%	10/25/2034	206	(66)	31	0	(35)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110%	12/25/2034	5,000	(1,600)	1,637	37	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930%	11/25/2034	2,434	(682)	623	0	(59)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.425% due 04/25/2034	1.425%	04/25/2034	362	(145)	71	0	(74)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950%	11/25/2034	3	(3)	0	0	(3)

					$(11,317)	$10,016	$147	$(1,448)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.4 Index	(0.350%)	02/17/2051	$15,303	$2,458	$(2,373)	$85	$0
DUB	CMBX.NA.AAA.4 Index	(0.350%)	02/17/2051	48,891	4,148	(3,879)	269	0
JPM	CMBX.NA.AAA.4 Index	(0.350%)	02/17/2051	46,935	7,999	(7,742)	257	0
MYC	CMBX.NA.AAA.4 Index	(0.350%)	02/17/2051	89,959	6,308	(5,813)	495	0

					$20,913	$(19,807)	$1,106	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	IOS.FN.300.12 Index	497,747	6.000%	01/12/2043	$38,638		$49	$49	$0

Total Swap Agreements							$9,704	$(1,287)	$9,983	$(1,566)

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $654 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,826	$0	$1,826
Municipal Bonds & Notes
Texas	0	1,567	0	1,567
U.S. Government Agencies	0	6,032,959	4,052	6,037,011
U.S. Treasury Obligations	0	458,318	0	458,318
Mortgage-Backed Securities	0	270,514	276,379	546,893
Asset-Backed Securities	0	293,373	410	293,783
Short-Term Instruments
Repurchase Agreements	0	55,506	0	55,506
U.S. Treasury Bills	0	1,531	0	1,531
	$0	$7,115,594	$280,841	$7,396,435

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$789,568	$0	$0	$789,568

Total Investments	$789,568	$7,115,594	$280,841	$8,186,003

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(544,881)	$0	$(544,881)

Financial Derivative Instruments - Assets
Over the counter	$0	$10,161	$0	$10,161

Financial Derivative Instruments - Liabilities
Over the counter	$(136)	$(2,999)	$0	$(3,135)

Totals	$789,432	$6,577,875	$280,841	$7,648,148

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
U.S. Government Agencies	$4,340	$0	$(319)	$0	$3	$28	$0	$0	$4,052	$24
Mortgage-Backed Securities	271,070	10,380	(8,672)	204	783	2,614	0	0	276,379	1,746
Asset-Backed Securities	404	0	0	0	0	6	0	0	410	6

Totals	$275,814	$10,380	$(8,991)	$204	$786	$2,648	$0	$0	$280,841	$1,776

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$4,052	Benchmark Pricing	Base Price	98.75 - 112.00
Mortgage-Backed Securities	10,461	Benchmark Pricing	Base Price	100.00
	265,918	Third Party Vendor	Broker Quote	62.13 - 93.00
Asset-Backed Securities	410	Benchmark Pricing	Base Price	14.50 - 98.90

Total	$280,841

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7%
MUNICIPAL BONDS & NOTES 93.5%
ALABAMA 0.2%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$565

ALASKA 0.9%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,335

ARIZONA 2.1%
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	5,000	5,496

CALIFORNIA 20.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	10,000	11,296
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	350	457
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	142
6.918% due 04/01/2040	365	492
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	13,849
5.500% due 11/15/2040	8,500	9,738
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,827
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,290
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,178
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,339
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,465
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,000	1,365
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,266
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	287
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	165

		53,156

COLORADO 1.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,378

DISTRICT OF COLUMBIA 4.2%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,911

FLORIDA 0.8%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,535
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	496

		2,031

GEORGIA 3.1%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	7,858

ILLINOIS 12.9%
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,416
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,657

Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,366
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	9,575
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,987
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,216

		33,217

LOUISIANA 2.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,610

MARYLAND 1.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,646
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,408

		4,054

MICHIGAN 0.9%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,223

NEBRASKA 2.8%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	7,102

NEW JERSEY 8.6%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,387
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,736
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,354
5.250% due 06/15/2025	5,310	6,080
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,524

		22,081

NEW YORK 9.3%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,325
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,555
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,138
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	3,000	3,543
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	548
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,260
5.750% due 11/15/2051	2,000	2,229
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,675
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,551

		23,824

OHIO 4.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	306
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	4,993
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2029	2,350	2,653
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2027	2,000	2,274

		10,226

PENNSYLVANIA 0.8%
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,152

RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,425

TENNESSEE 1.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,268
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,367

		4,635

TEXAS 12.7%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,738
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	7,500	8,050
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,707
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,305
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,255
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,627

		32,682

WASHINGTON 2.0%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,134
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,009

		5,143

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	85	87

Total Municipal Bonds & Notes (Cost $214,060)		240,191

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		556

Total Short-Term Instruments (Cost $556)		556

Total Investments in Securities (Cost $214,616)		240,747

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio	1,327,743	13,285

Total Short-Term Instruments (Cost $13,284)		13,285

Total Investments in Affiliates (Cost $13,284)		13,285

Total Investments 98.9% (Cost $227,900)		$254,032
Other Assets and Liabilities, net 1.1%		2,718

Net Assets 100.0%		$256,750

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$556	Freddie Mac 2.070% due 11/07/2022	$(569)	$556	$556

Total Repurchase Agreements						$(569)	$556	$556

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$565	$0	$565
Alaska	0	2,335	0	2,335
Arizona	0	5,496	0	5,496
California	0	53,156	0	53,156
Colorado	0	3,378	0	3,378
District of Columbia	0	10,911	0	10,911
Florida	0	2,031	0	2,031
Georgia	0	7,858	0	7,858
Illinois	0	33,217	0	33,217
Louisiana	0	5,610	0	5,610
Maryland	0	4,054	0	4,054
Michigan	0	2,223	0	2,223
Nebraska	0	7,102	0	7,102
New Jersey	0	22,081	0	22,081
New York	0	23,824	0	23,824
Ohio	0	10,226	0	10,226
Pennsylvania	0	2,152	0	2,152
Rhode Island	0	1,425	0	1,425
Tennessee	0	4,635	0	4,635
Texas	0	32,682	0	32,682
Washington	0	5,143	0	5,143
Wisconsin	0	87	0	87
Short-Term Instruments
Repurchase Agreements	0	556	0	556
	$0	$240,747	$0	$240,747

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,285	$0	$0	$13,285

Total Investments	$13,285	$240,747	$0	$254,032

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.6%
CORPORATE BONDS & NOTES 2.8%
BANKING & FINANCE 2.5%
Bank of America N.A.
0.645% due 05/08/2017		$12,200	$12,201
Bankia S.A.
3.500% due 12/14/2015	EUR	9,000	12,833
GATX Financial Corp.
5.800% due 03/01/2016		$1,000	1,078
Goldman Sachs Group, Inc.
3.850% due 07/08/2024 (a)		26,300	26,265
HBOS PLC
1.110% due 09/01/2016	EUR	100	137
LBG Capital PLC
15.000% due 12/21/2019	GBP	3,160	7,869
15.000% due 12/21/2019	EUR	150	318
SLM Corp. CPI Linked Bond
3.512% due 02/12/2016		$1,140	1,161
Vornado Realty LP
2.500% due 06/30/2019		7,000	7,018

			68,880

UTILITIES 0.3%
BG Energy Capital PLC
6.500% due 11/30/2072		200	222
Electricite de France
0.688% due 01/20/2017		6,600	6,631
1.150% due 01/20/2017		2,000	2,001

			8,854

Total Corporate Bonds & Notes (Cost $77,156)			77,734

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		330	283

Total Municipal Bonds & Notes (Cost $317)			283

U.S. TREASURY OBLIGATIONS 95.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (d)		50,417	51,762
0.125% due 04/15/2017 (d)(f)		130,561	135,095
0.125% due 01/15/2022		1,309	1,318
0.125% due 07/15/2022 (d)		153,280	154,298
0.125% due 01/15/2023 (d)		138,229	137,743
0.375% due 07/15/2023		71,913	73,290
0.500% due 04/15/2015 (d)		138,479	140,540
0.625% due 07/15/2021		100,073	105,421
0.625% due 01/15/2024		20,318	21,046
0.750% due 02/15/2042		37	35
1.125% due 01/15/2021		108,396	117,435
1.250% due 07/15/2020		192,714	211,256
1.375% due 01/15/2020 (f)		80,899	88,749
1.375% due 02/15/2044		88,692	97,374
1.625% due 01/15/2015 (d)(f)		141,491	143,873
1.750% due 01/15/2028		160,696	184,925
1.875% due 07/15/2015		6,337	6,585
2.000% due 01/15/2016		84,833	89,479
2.000% due 01/15/2026		193,289	227,635
2.125% due 01/15/2019		13,691	15,422
2.125% due 02/15/2040		17,109	21,736
2.375% due 01/15/2017		29,504	32,288
2.375% due 01/15/2025		167,852	203,336
2.375% due 01/15/2027		101,171	124,100
2.500% due 01/15/2029		104,468	131,711
2.625% due 07/15/2017		11,895	13,320
3.375% due 04/15/2032		16,693	24,088
3.625% due 04/15/2028		44	62
3.875% due 04/15/2029		83,488	121,978

Total U.S. Treasury Obligations (Cost $2,640,203)			2,675,900

MORTGAGE-BACKED SECURITIES 0.6%
BCAP LLC Trust
0.402% due 07/26/2035		1,000	943
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035		693	623
Countrywide Home Loan Mortgage Pass-Through Trust
2.598% due 05/25/2033		7,553	7,696
German Residential Funding PLC
1.468% due 08/27/2024	EUR	1,084	1,506
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	2,716	4,535
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 07/25/2045		$521	497
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 10/25/2035		1,822	1,842

Total Mortgage-Backed Securities (Cost $17,244)			17,642

ASSET-BACKED SECURITIES 0.2%
Dalradian European CLO BV
0.717% due 04/11/2023	EUR	1,700	2,318
Madison Park Funding Ltd.
1.481% due 06/15/2022		$2,000	1,996

Total Asset-Backed Securities (Cost $4,300)			4,314

SOVEREIGN ISSUES 13.3%
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	153,123	28,372
France Government Bond
0.100% due 07/25/2021 (c)	EUR	31,169	44,004
0.250% due 07/25/2018 (c)		21,481	30,522
0.250% due 07/25/2024 (c)		3,056	4,250
1.300% due 07/25/2019 (c)		10,793	16,270
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		18,044	26,009
2.100% due 09/15/2021 (c)		10,103	14,883
2.250% due 04/22/2017 (c)		1,502	2,141
2.350% due 09/15/2024 (c)		19,246	28,244
4.750% due 09/15/2016		4,300	6,411
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,600	4,496
2.750% due 11/20/2025		13,800	17,739
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	12,700	10,799
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	36,338	52,409
Slovenia Government International Bond
4.700% due 11/01/2016		5,200	7,720
Spain Government International Bond
3.800% due 04/30/2024		26,200	39,343
5.400% due 01/31/2023		11,100	18,685
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	2,100	12,045
Xunta de Galicia
5.763% due 04/03/2017	EUR	3,800	5,898
6.131% due 04/03/2018		2,300	3,698

Total Sovereign Issues (Cost $361,388)			373,938

SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3%
0.051% due 10/09/2014 - 12/26/2014 (b)(d)(f)(h)		$7,183	7,182

Total Short-Term Instruments (Cost $7,182)			7,182

Total Investments in Securities (Cost $3,107,790)			3,156,993

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio		980	10
PIMCO Short-Term Floating NAV Portfolio III		7,199,678	71,939

Total Short-Term Instruments (Cost $71,942)			71,949

Total Investments in Affiliates (Cost $71,942)			71,949

Total Investments 115.2% (Cost $3,179,732)			$3,228,942
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(421))			1,801
Other Assets and Liabilities, net (15.3%)			(427,225)

Net Assets 100.0%			$2,803,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	0.090%	05/13/2014	07/15/2014	$(77,792)	$(77,801)
	0.100%	05/20/2014	07/18/2014	(65,284)	(65,292)
TDM	0.200%	09/20/2013	10/03/2014	(149,952)	(150,188)

Total Reverse Repurchase Agreements					$(293,281)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.120%	04/30/2014	07/14/2014	$(21,255)	$(21,312)
MSC	0.150%	05/30/2014	07/08/2014	(234)	(234)
TDM	0.100%	05/14/2014	07/11/2014	(41,427)	(41,491)
	0.100%	06/16/2014	07/03/2014	(1,496)	(1,497)
	0.140%	05/30/2014	07/08/2014	(51,931)	(51,995)

Total Sale-Buyback Transactions					$(116,529)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $388,824 at a weighted average interest rate of 0.141%.
(2)	Payable for sale-buyback transactions includes $165 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$62,000	$(65,471)	$(65,563)
DEU	Fannie Mae	4.000%	08/01/2044	11,000	(11,627)	(11,632)
FOB	Fannie Mae	4.000%	07/01/2044	42,000	(44,406)	(44,546)
	Fannie Mae	4.000%	08/01/2044	19,000	(20,090)	(20,092)
MSC	Fannie Mae	4.000%	08/01/2044	5,000	(5,291)	(5,287)

Total Short Sales					$(146,885)	$(147,120)

(d)	Securities with an aggregate market value of $419,852 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,608	$(301)	$113	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	729	(343)	57	0

Total Futures Contracts				$(644)	$170	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$116,900	$2,343	$399	$0	$(53)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	184,000	4,713	956	0	(265)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024		6,400	(6)	144	0	(17)

					$7,050	$1,499	$0	$(335)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		$52,700	$225	$326	$12	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		38,500	4,146	1,669	0	(206)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		42,700	(1,686)	(3,654)	0	(254)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		30,000	(688)	(395)	0	(183)
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	26,700	(4,617)	(3,052)	0	(17)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	5,770,000	(2,036)	(1,592)	0	(4)

						$(4,656)	$(6,698)	$12	$(664)

Total Swap Agreements						$2,394	$(5,199)	$12	$(999)

(f)	Securities with an aggregate market value of $17,847 and cash of $1,737 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2014	NZD	10,133		$8,631	$0	$(241)
BOA	07/2014		1,837		1,597	0	(11)
	08/2014	EUR	6,551		8,942	0	(30)
BPS	07/2014		1,498	PLN	6,335	31	0
	08/2014		$1,884	EUR	1,383	10	0
BRC	08/2014	DKK	7,421		$1,386	22	0
	09/2014	GBP	14,410		24,187	0	(460)
CBK	07/2014		$1,464	AUD	1,582	28	0
	08/2014	EUR	267,203		$364,681	0	(1,269)
	08/2014		$1,340	EUR	980	2	0
DUB	07/2014		10,420	NZD	11,970	60	0
	08/2014	NZD	11,970		$10,388	0	(60)
	08/2014		$25,204	EUR	18,464	83	0
GLM	07/2014	JPY	3,045,700		$29,985	0	(80)
	08/2014		$25,000	JPY	2,541,055	90	0
HUS	07/2014	EUR	2,635	PLN	11,116	46	0
JPM	07/2014	JPY	2,851,502		$27,997	0	(151)
	07/2014		$58,067	JPY	5,897,202	145	0
	08/2014	JPY	5,897,202		$58,080	0	(147)
MSC	08/2014		$30,881	JPY	3,138,618	109	0
RBC	08/2014	DKK	143,359		$26,640	305	0
SOG	07/2014	AUD	26,642		24,602	0	(520)
	07/2014		$23,626	AUD	25,060	4	0
	08/2014	AUD	25,060		$23,569	0	(4)

Total Forward Foreign Currency Contracts						$935	$(2,973)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	10,000	$149	$15
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		34,400	479	60

Total Purchased Options								$628	$75

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	20,000	$(150)	$(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		68,800	(479)	(39)

								$(629)	$(47)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	9,000	$(31)	$(4)
CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		8,400	(28)	(6)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		2,000	(6)	(1)
FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		20,500	(8)	(7)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		4,600	(14)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,300	(12)	(1)
JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		8,500	(28)	(6)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,800	(14)	(2)

							$(141)	$(31)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	(2)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	16,300	(160)	(7)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	(43)	(14)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(181)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	(16)

						$(569)	$(228)

Total Written Options						$(1,339)	$(306)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%	)	03/20/2016	0.147%	$1,000	$0	$(16)	$0	$(16)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.621%	$4,100	$(25)	$98	$73	$0
BRC	Italy Government International Bond	1.000%	03/20/2019	0.887%	5,500	(101)	131	30	0
DUB	Italy Government International Bond	1.000%	03/20/2019	0.887%	7,900	(156)	199	43	0
GST	Spain Government International Bond	1.000%	03/20/2019	0.621%	21,800	(185)	570	385	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%	12,750	(267)	336	69	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	2,100	(16)	53	37	0
JPM	HSBC Bank PLC	1.000%	06/20/2019	0.480%	19,700	245	256	501	0
MYC	Italy Government International Bond	1.000%	03/20/2019	0.887%	2,300	(44)	57	13	0

						$(549)	$1,700	$1,151	$0

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,700	$(5)	$163	$158	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		23,800	92	1,516	1,608	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$14,300	(5)	156	151	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		41,600	746	(1,482)	0	(736)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		6,000	0	34	34	0
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		17,800	0	105	105	0
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	2,500	3	76	79	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	700	9	24	33	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		2,700	34	148	182	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$39,600	9	(556)	0	(547)
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	3,200	33	118	151	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		2,800	35	154	189	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		$16,800	0	153	153	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		21,800	(9)	240	231	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		15,000	0	149	149	0
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		18,600	0	(266)	0	(266)
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		7,700	0	33	33	0
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	22,700	50	666	716	0
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	1,000	7	40	47	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/31/2016		$3,500	0	24	24	0
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	1,300	3	37	40	0
GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$90,500	(156)	786	630	0
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		7,500	0	33	33	0
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		7,500	(5)	32	27	0
JPM	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		10,300	0	76	76	0
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	2,300	25	83	108	0
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	26	33	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$29,700	(56)	254	198	0
	Receive	3-Month USD-CPURNSA Index	1.930%	10/31/2016		4,600	0	32	32	0
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	1,700	22	59	81	0

							$839	$2,913	$5,301	$(1,549)

Total Swap Agreements							$290	$4,597	$6,452	$(1,565)

(h)	Securities with an aggregate market value of $550 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$26,265	$42,615	$0	$68,880
Utilities	0	8,854	0	8,854
Municipal Bonds & Notes
West Virginia	0	283	0	283
U.S. Treasury Obligations	0	2,675,900	0	2,675,900
Mortgage-Backed Securities	0	16,699	943	17,642
Asset-Backed Securities	0	4,314	0	4,314
Sovereign Issues	0	373,938	0	373,938
Short-Term Instruments
U.S. Treasury Bills	0	7,182	0	7,182
	$26,265	$3,129,785	$943	$3,156,993

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,949	$0	$0	$71,949

Total Investments	$98,214	$3,129,785	$943	$3,228,942

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(147,120)	$0	$(147,120)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	170	12	0	182
Over the counter	0	7,462	0	7,462
	$170	$7,474	$0	$7,644

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(999)	0	(999)
Over the counter	0	(4,616)	(228)	(4,844)

	$0	$(5,615)	$(228)	$(5,843)

Totals	$98,384	$2,984,524	$715	$3,083,623

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.9%
BANK LOAN OBLIGATIONS 95.8%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$295	$294
Acosta, Inc.
4.250% due 03/02/2018		125	125
Activision Blizzard, Inc.
3.250% due 10/12/2020		186	186
Advantage Sales & Marketing, Inc.
4.250% due 12/18/2017		272	273
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		444	447
Albertson’s LLC
4.750% due 03/21/2019		199	200
Allison Transmission, Inc.
3.750% due 08/23/2019		294	295
Allnex USA, Inc.
4.500% due 10/03/2019		320	322
AMC Entertainment, Inc.
3.500% due 04/30/2020		123	124
American Renal Holdings, Inc.
4.500% due 09/22/2019		470	471
AmWins Group LLC
5.000% due 09/06/2019		519	522
Ancestry.com, Inc.
4.000% due 05/15/2018		155	156
4.500% due 12/28/2018		258	258
Apex Tool Group, LLC
4.500% due 02/01/2020		592	587
Applied Systems, Inc.
4.250% due 01/25/2021		100	100
7.500% due 01/22/2022		50	51
ARAMARK Corp.
0.084% - 3.650% due 07/26/2016		3	3
Arch Coal, Inc.
6.250% due 05/16/2018		74	73
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		250	250
4.250% due 12/17/2019		149	150
Ardent Medical Services, Inc.
6.750% due 07/02/2018		253	255
ARG IH Corp.
5.000% due 11/15/2020		100	100
Asurion LLC
5.000% due 05/24/2019		293	295
8.500% due 03/03/2021		150	156
Atrium Innovations, Inc.
4.250% due 02/13/2021		75	74
7.750% due 08/13/2021		75	75
August LuxUK Holding Co. SARL
5.000% due 04/27/2018		12	12
Autobahn Tank & Rast GmbH
3.853% due 12/10/2019	EUR	50	69
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		$533	536
Avaya, Inc.
4.727% due 10/26/2017		25	24
6.500% due 03/30/2018		184	184
AVSC Holdings Corp.
4.500% due 01/24/2021		164	165
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		139	139
Axalta Coating Systems US Holdings, Inc.
4.000% due 02/01/2020		645	646
Berlin Packaging LLC
4.750% due 04/02/2019		47	47
Berry Plastics Holding Corp.
3.750% due 01/06/2021		150	149
Big Heart Pet Brands
3.500% due 03/08/2020		274	273
Biomet, Inc.
3.650% - 3.733% due 07/25/2017		357	358
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019		373	374
8.500% due 03/26/2020		220	226
BMC Software Finance, Inc.
5.000% due 09/10/2020		1,095	1,092

Boyd Gaming Corp.
4.000% due 08/14/2020	377	379
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	448	450
Brickman Group Ltd. LLC
4.000% due 12/18/2020	174	173
7.500% due 12/18/2021	150	153
Caesars Entertainment Operating Co.
5.402% - 7.500% due 01/26/2018	24	22
Calpine Corp.
4.000% due 04/01/2018	319	320
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021	169	170
Cengage Learning Acquisitions, Inc.
7.000% due 03/31/2020	249	253
Cequel Communications LLC
3.500% due 02/14/2019	191	192
Ceridian Corp.
4.400% due 05/09/2017	23	24
Chrysler Group LLC
3.250% due 12/31/2018	274	274
3.500% due 05/24/2017	99	100
Clear Channel Communications, Inc.
3.800% due 01/29/2016	575	572
6.900% due 01/30/2019	200	200
CNO Financial Group, Inc.
3.750% due 09/28/2018	21	21
Commercial Barge Line Co.
7.500% due 09/20/2019	158	159
Community Health Systems, Inc.
3.478% due 01/25/2017	1	1
4.250% due 01/27/2021	773	779
Convatec, Inc.
4.000% due 12/22/2016	260	262
Covis Pharma Holdings SARL
6.000% due 04/24/2019	290	291
CPG International, Inc.
4.750% due 09/30/2020	471	473
Crosby U.S. Acquisition Corp.
4.000% - 4.250% due 11/18/2020	149	149
7.000% due 11/22/2021	225	227
CSC Holdings, Inc.
2.650% due 04/17/2020	79	78
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020	394	396
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019	24	24
Custom Sensors & Technologies, Inc.
TBD% due 05/30/2021	90	91
David’s Bridal, Inc.
5.000% due 10/11/2019	360	349
DaVita Healthcare Partners, Inc.
TBD% due 06/24/2021	450	453
Dealertrack Technologies, Inc.
3.500% due 02/24/2021	143	143
Dell, Inc.
4.500% due 04/29/2020	1	1
Delta 2 (LUX) SARL
4.500% due 04/30/2019	298	300
Diamond Resorts Corp.
5.500% due 04/23/2021	150	151
DJO Finance LLC
4.250% due 09/15/2017	371	373
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018	247	248
Doosan Infracore International, Inc.
TBD% due 05/28/2021	325	327
Dynegy Holdings, Inc.
4.000% due 04/23/2020	338	340
Endo Luxembourg Finance Co. SARL
3.250% due 03/01/2021	175	174
Energy Future Holdings Corp.
4.250% due 06/19/2016	600	605
Envision Healthcare Corp.
4.000% due 05/25/2018	269	270
EP Energy LLC
3.500% due 05/24/2018	33	33
ESH Hospitality, Inc.
TBD% due 06/24/2019	160	162
First Data Corp.
4.154% due 09/24/2018	25	25
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	438	439
Freescale Semiconductor, Inc.
4.250% due 03/01/2020	517	518
5.000% due 01/15/2021	248	250

Gardner Denver, Inc.
4.250% due 07/30/2020	267	267
Gates Corp.
TBD% due 04/25/2015	75	74
Gates Global, Inc.
TBD% due 07/05/2021	430	429
Gates Investments, Inc.
3.750% - 5.000% due 09/29/2016	250	250
Generac Power Systems, Inc.
3.250% due 05/31/2020	292	291
Genesys Telecom Holdings U.S., Inc.
3.500% - 4.500% due 11/13/2020	149	150
4.000% due 02/08/2020	148	148
Getty Images, Inc.
4.750% due 10/18/2019	362	350
GFA Brands, Inc.
5.000% due 07/09/2020	386	388
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	500	504
Gray Television, Inc.
TBD% due 06/10/2021	75	75
H.J. Heinz Co.
3.500% due 06/05/2020	737	743
HD Supply, Inc.
4.000% due 06/28/2018	416	417
Hearthside Group Holdings LLC
TBD% due 06/02/2021	100	101
Hertz Corp.
3.000% due 03/11/2018	241	239
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	706	705
Hub International Ltd.
4.250% due 10/02/2020	471	473
Huntsman International LLC
TBD% due 10/15/2020	375	375
Husky International Ltd.
TBD% due 06/30/2021	45	45
TBD% due 06/30/2022	30	30
Iasis Healthcare LLC
4.500% due 05/03/2018	715	718
Ikaria, Inc.
5.000% due 02/12/2021	150	151
8.750% due 02/12/2022	50	51
IMS Health, Inc.
3.500% due 03/17/2021	103	103
INA Beteiligungsgesellschaft mbH
3.750% due 05/15/2020	324	326
Interactive Data Corp.
TBD% due 05/02/2021	275	278
Interline Brands, Inc.
4.000% due 03/17/2021	100	100
Internet Brands, Inc.
TBD% due 06/25/2021	40	40
Ion Media Networks, Inc.
5.000% due 12/18/2020	323	325
J Crew Group, Inc.
4.000% due 03/05/2021	225	222
Jazz Pharmaceuticals, Inc.
3.250% due 06/12/2018	100	100
JMC Steel Group, Inc.
4.750% due 04/01/2017	518	522
KAR Auction Services, Inc.
3.500% due 03/11/2021	75	75
Kronos Worldwide, Inc.
4.750% due 02/18/2020	150	151
Kronos, Inc.
4.500% due 10/30/2019	348	351
9.750% due 04/30/2020	25	26
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	337	338
Leslie’s Poolmart, Inc.
4.250% due 10/16/2019	48	48
LIN Television Corp.
4.000% due 12/21/2018	99	100
Live Nation Entertainment, Inc.
3.500% due 08/17/2020	221	221
LTS Buyer LLC
4.000% due 04/11/2020	149	149
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021	299	300
Mauser Jagdwaffen GmbH
TBD% due 06/04/2021	90	90
Maxim Crane Works LP
10.250% due 11/26/2018	200	205
MCC Georgia LLC
TBD% due 06/30/2021	60	60

McJunkin Red Man Corp.
5.000% due 11/09/2019	199	200
MGM Resorts International
3.500% due 12/20/2019	370	369
Michaels Stores, Inc.
3.750% due 01/28/2020	294	294
Millennium Laboratories, Inc.
5.250% due 04/16/2021	350	354
Minerals Technologies, Inc.
4.000% due 05/09/2021	180	181
MPH Acquisition Holdings LLC
4.000% due 03/31/2021	290	289
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	175	176
National Financial Partners Corp.
5.250% due 06/24/2020	717	722
Neiman Marcus Group, Inc.
4.250% due 10/26/2020	358	358
New Albertsons, Inc.
TBD% due 06/25/2021	215	216
NGPL PipeCo LLC
6.750% due 09/15/2017	23	23
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	75	75
Numericable U.S. LLC
4.500% due 05/21/2020	625	629
Ortho-Clinical Diagnostics, Inc.
TBD% due 06/30/2021	650	655
OSI Restaurant Partners LLC
3.500% due 10/26/2019	153	153
Par Pharmaceutical Companies, Inc
4.000% due 09/30/2019	124	124
Party City Holdings, Inc.
4.000% due 07/27/2019	159	158
Performance Food Group Co.
6.250% due 11/14/2019	50	50
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	345	346
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	667	670
PharMEDium Healthcare Corp.
4.250% due 01/28/2021	73	73
Pharmedium Healthcare Corp.
7.750% due 01/28/2022	75	76
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	326	327
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	317	316
Playa Resorts Holding BV
4.000% due 08/09/2019	50	50
Ply Gem Industries, Inc.
4.000% due 02/01/2021	125	124
Polarpak, Inc.
4.500% due 05/30/2020	31	31
Polymer Group, Inc.
TBD% due 12/19/2019	13	13
Post Holdings, Inc.
3.750% due 06/02/2021	65	66
PRA Holdings, Inc.
4.500% due 09/23/2020	471	472
Quebecor Media, Inc.
3.250% due 08/17/2020	74	74
Realogy Corp.
3.750% due 03/05/2020	345	346
Regent Seven Seas Cruises, Inc.
3.750% due 12/21/2018	182	182
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	295	295
RHP Hotel Properties LP
TBD% due 01/15/2021	100	101
Roofing Supply Group LLC
5.000% due 05/31/2019	494	495
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020	178	178
Sabine Oil & Gas LLC
8.750% due 12/31/2018	350	356
Sage Products Holdings LLC
4.250% due 12/13/2019	272	273
9.250% due 06/13/2020	25	26
Salem Communications Corp.
4.500% due 03/16/2020	48	48
Salix Pharmaceuticals Ltd.
4.250% due 01/02/2020	244	246
SAM Finance Lux SARL
4.250% due 12/17/2020	184	185

Schrader International, Inc.
5.000% due 04/27/2018	9	9
Scientific Games International, Inc.
4.250% due 10/18/2020	249	247
Seadrill Partners Finco LLC
4.000% due 02/21/2021	388	386
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020	37	36
Sequa Corp.
5.250% due 06/19/2017	345	343
Serta Simmons Holdings LLC
4.250% due 10/01/2019	251	252
ServiceMaster Co.
TBD% due 07/01/2021	175	175
5.500% due 01/31/2017	221	222
Seventy Seven Operating LLC
TBD% due 06/25/2021	60	60
Shield Finance Co. SARL
5.000% due 01/27/2021	175	176
Ship Midco Ltd.
4.750% due 11/29/2019	500	504
Signode Industrial Group U.S., Inc.
4.000% due 05/01/2021	300	299
Smart & Final Stores LLC
4.750% due 11/15/2019	197	198
Spectrum Brands, Inc.
3.000% - 4.500% due 09/04/2017	71	71
Spirit Aerosystems, Inc.
3.250% due 09/15/2020	199	198
Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020	87	87
Station Casinos LLC
4.250% due 03/02/2020	689	692
Sun Products Corp.
5.500% due 03/23/2020	370	364
SunGard Data Systems, Inc.
4.000% due 03/08/2020	44	44
Syniverse Holdings, Inc.
4.000% due 04/23/2019	391	391
Tallgrass Operations LLC
4.250% due 11/13/2018	250	252
Telesat Canada
3.500% due 03/28/2019	345	345
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	24	24
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016	425	427
Transdigm, Inc.
3.750% due 02/28/2020	173	172
Transunion LLC
4.000% due 04/09/2021	289	290
Tribune Co.
4.000% due 12/27/2020	433	434
Truven Health Analytics, Inc.
4.500% due 06/06/2019	247	245
U.S. Renal Care, Inc.
4.250% due 07/03/2019	322	324
United Surgical Partners International, Inc.
4.750% due 04/03/2019	262	263
Univision Communications, Inc.
4.000% due 03/01/2020	392	392
UPC Financing Partnership
3.250% due 06/30/2021	100	99
US Ecology, Inc.
TBD% due 06/17/2021	100	101
US Foods, Inc.
4.500% due 03/29/2019	149	149
USI, Inc.
TBD% due 12/27/2019	271	272
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019	47	47
3.750% due 08/05/2020	384	384
Vantiv, Inc.
TBD% due 05/12/2021	180	181
VWR Funding, Inc.
3.400% due 04/03/2017	25	25
Walter Energy, Inc.
7.250% due 04/02/2018	16	16
Walter Investment Management Corp.
4.750% due 12/19/2020	323	320
WaveDivision Holdings LLC
4.000% due 10/15/2019	42	42
Weight Watchers International, Inc.
4.000% due 04/02/2020	198	157
Wilsonart LLC
4.000% due 10/31/2019	615	613

Windstream Corp.
3.500% due 08/08/2019		174	174
3.500% due 01/23/2020		49	49
WMG Acquisition Corp.
3.750% due 07/01/2020		196	193
WNA Holdings, Inc.
4.500% due 06/07/2020		16	16
WR Grace & Co.
1.000% due 02/03/2021		39	39
3.000% due 02/03/2021		110	110
WTG Holdings Corp.
4.750% due 01/15/2021		199	200
Zuffa LLC
3.750% due 02/25/2020		124	125

Total Bank Loan Obligations (Cost $54,102)			54,263

CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 0.5%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		150	153
Genesis Energy LP
5.625% due 06/15/2024		25	26
SLM Corp.
4.875% due 06/17/2019		100	103

			282

INDUSTRIALS 3.9%
ADT Corp.
4.125% due 06/15/2023		100	93
6.250% due 10/15/2021		100	106
Avis Budget Car Rental LLC
2.977% due 12/01/2017		50	51
Chesapeake Energy Corp.
3.479% due 04/15/2019		50	51
5.750% due 03/15/2023		175	195
Churchill Downs, Inc.
5.375% due 12/15/2021		25	26
Cimarex Energy Co.
4.375% due 06/01/2024		10	10
CNH Capital LLC
3.625% due 04/15/2018		100	103
Community Health Systems, Inc.
5.125% due 08/01/2021		25	26
6.875% due 02/01/2022		50	53
CONSOL Energy, Inc.
5.875% due 04/15/2022		25	26
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		25	25
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (a)	EUR	100	136
Endo Finance LLC
5.750% due 01/15/2022		$75	77
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		100	100
Envision Healthcare Corp.
5.125% due 07/01/2022		25	25
Forest Laboratories, Inc.
4.375% due 02/01/2019		75	81
4.875% due 02/15/2021		25	27
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	100	142
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$25	27
Lamar Media Corp.
5.375% due 01/15/2024		25	26
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		25	26
Ply Gem Industries, Inc.
6.500% due 02/01/2022		25	24
Post Holdings, Inc.
6.000% due 12/15/2022		15	15
6.750% due 12/01/2021		25	27
Regency Energy Partners LP
5.875% due 03/01/2022		25	27
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		100	105
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		25	27
Sanmina Corp.
4.375% due 06/01/2019		25	25
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		25	25

Springs Industries, Inc.
6.250% due 06/01/2021	50	51
TransDigm, Inc.
6.000% due 07/15/2022	40	41
United Rentals North America, Inc.
7.625% due 04/15/2022	116	131
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021	25	26
Wise Metals Group LLC
8.750% due 12/15/2018	50	55
Wynn Macau Ltd.
5.250% due 10/15/2021	200	206

		2,217

UTILITIES 0.4%
AES Corp.
3.229% due 06/01/2019	50	50
Athlon Holdings LP
6.000% due 05/01/2022	10	10
NRG Energy, Inc.
6.250% due 07/15/2022	100	107
Sprint Corp.
7.125% due 06/15/2024	75	80

		247

Total Corporate Bonds & Notes (Cost $2,657)		2,746

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (b) 2.3%		1,284

Total Short-Term Instruments (Cost $1,284)		1,284

Total Investments in Securities (Cost $58,043)		58,293

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio	462,929	4,632

Total Short-Term Instruments (Cost $4,632)		4,632

Total Investments in Affiliates (Cost $4,632)		4,632

Total Investments 111.1% (Cost $62,675)		$62,925
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (11.1%)		(6,261)

Net Assets 100.0%		$56,661

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Payment in-kind bond.

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$ 1,284	Freddie Mac 2.070% due 11/07/2022	$(1,311)	$1,284	$1,284

Total Repurchase Agreements						$(1,311)	$1,284	$1,284

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$990	$92	$13	$0	$(1)

Total Swap Agreements				$92	$13	$0	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $55 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	08/2014	EUR	150	$	205	$0	$(1)
FBF	08/2014		100		136	0	(1)

Total Forward Foreign Currency Contracts						$0	$(2)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$52,754	$1,509	$54,263
Corporate Bonds & Notes
Banking & Finance	0	282	0	282
Industrials	0	2,217	0	2,217
Utilities	0	247	0	247
Short-Term Instruments
Repurchase Agreements	0	1,284	0	1,284
	$0	$56,784	$1,509	$58,293

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,632	$0	$0	$4,632

Total Investments	$4,632	$56,784	$1,509	$62,925

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(2)	0	(2)

	$0	$(3)	$0	$(3)

Totals	$4,632	$56,781	$1,509	$62,922

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$2,060	$0	$(306)	$0	$(1)	$(3)	$640	$(881)	$1,509	$(2)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,509	Third Party Vendor	Broker Quote	99.56 - 102.38

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4%
CORPORATE BONDS & NOTES 30.9%
BANKING & FINANCE 28.0%
Achmea Hypotheekbank NV
0.573% due 11/03/2014	$16,100	$16,119
3.200% due 11/03/2014	4,527	4,570
African Development Bank
0.553% due 08/04/2014	13,200	13,202
American Express Credit Corp.
1.330% due 06/12/2015	9,000	9,092
1.750% due 06/12/2015	6,100	6,179
5.125% due 08/25/2014	11,200	11,280
American Honda Finance Corp.
0.324% due 11/13/2014	2,530	2,531
0.443% due 11/03/2014	210	210
1.850% due 09/19/2014	16,073	16,119
ANZ New Zealand International Ltd.
0.666% due 08/19/2014	6,800	6,805
Asian Development Bank
0.150% due 05/29/2015	25,000	24,997
0.200% due 05/29/2015	4,500	4,501
Banco Santander Brasil S.A.
4.500% due 04/06/2015	5,000	5,125
Bank Nederlandse Gemeenten
0.238% due 11/30/2015	25,000	24,993
0.273% due 05/07/2015	33,000	33,018
Bank of America Corp.
4.500% due 04/01/2015	5,000	5,150
5.000% due 01/15/2015	1,800	1,843
5.450% due 07/15/2014	700	702
Bank of Montreal
1.300% due 10/31/2014	31,000	31,104
2.850% due 06/09/2015	32,000	32,763
Bank of Nova Scotia
1.050% due 03/20/2015	35,000	35,192
1.250% due 11/07/2014	99,000	99,338
1.650% due 10/29/2015	104,650	106,363
Bayerische Landesbank
0.625% due 10/23/2014	6,200	6,207
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	97,700	97,833
1.500% due 12/12/2014	110,150	110,752
Caterpillar Financial Services Corp.
0.574% due 02/09/2015	600	601
CDP Financial, Inc.
3.000% due 11/25/2014	25,950	26,224
Citigroup, Inc.
2.650% due 03/02/2015	5,000	5,072
4.750% due 05/19/2015	4,000	4,147
6.010% due 01/15/2015	1,000	1,030
6.375% due 08/12/2014	4,024	4,051
Commonwealth Bank of Australia
0.676% due 07/23/2014	3,000	3,001
3.492% due 08/13/2014	2,500	2,509
Credit Suisse
1.625% due 03/06/2015	9,000	9,082
3.500% due 03/23/2015	3,500	3,577
Dexia Credit Local S.A.
0.508% due 01/21/2016	5,000	5,002
DNB Boligkreditt A/S
2.100% due 10/14/2016	1,500	1,532
Erste Abwicklungsanstalt
0.343% due 02/11/2016	40,000	40,044
0.526% due 10/15/2014	27,400	27,426
0.527% due 01/29/2016	10,000	10,039
0.625% due 11/20/2014	5,400	5,408
0.980% due 03/13/2015	5,000	5,026
FMS Wertmanagement AoeR
0.332% due 01/26/2015	18,000	18,022
0.476% due 06/30/2015	8,600	8,625
0.477% due 09/01/2015	6,400	6,419
Ford Motor Credit Co. LLC
1.329% due 08/28/2014	5,000	5,008
2.750% due 05/15/2015	3,049	3,108
3.875% due 01/15/2015	16,550	16,848
5.625% due 09/15/2015	5,000	5,291

7.000% due 04/15/2015	4,870	5,115
8.700% due 10/01/2014	3,500	3,573
12.000% due 05/15/2015	15,021	16,510
General Electric Capital Corp.
0.491% due 09/15/2014	12,200	12,201
2.150% due 01/09/2015	400	404
Goldman Sachs Group, Inc.
0.628% due 07/22/2015	33,100	33,116
0.727% due 01/12/2015	11,025	11,043
0.834% due 09/29/2014	29,239	29,276
1.227% due 11/21/2014	29,766	29,865
3.300% due 05/03/2015	64,900	66,353
5.000% due 10/01/2014	3,670	3,712
5.125% due 01/15/2015	12,400	12,698
5.500% due 11/15/2014	2,500	2,546
HSBC Bank PLC
1.625% due 07/07/2015	41,500	41,537
Inter-American Development Bank
0.076% due 01/15/2015	3,400	3,400
0.173% due 10/23/2015	18,900	18,893
0.192% due 02/11/2016	111,500	111,470
0.200% due 06/12/2015	25,000	24,980
International Bank for Reconstruction & Development
0.151% due 08/07/2015	9,150	9,156
0.152% due 09/14/2015	45,000	45,013
John Deere Capital Corp.
1.250% due 12/02/2014	5,400	5,423
JPMorgan Chase & Co.
0.676% due 04/23/2015	28,875	28,944
1.875% due 03/20/2015	22,250	22,481
3.400% due 06/24/2015	1,500	1,544
3.700% due 01/20/2015	17,600	17,914
4.750% due 03/01/2015	3,940	4,054
KFW
0.203% due 01/23/2015	19,500	19,504
0.211% due 07/09/2015	28,500	28,513
0.363% due 08/05/2014	50,000	50,011
4.125% due 10/15/2014	8,350	8,443
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.351% due 09/14/2015	5,000	5,007
Landwirtschaftliche Rentenbank
3.125% due 07/15/2015	4,400	4,531
Lloyds Bank PLC
4.375% due 01/12/2015	4,900	4,996
MetLife, Inc.
5.000% due 06/15/2015	1,500	1,567
Morgan Stanley
4.200% due 11/20/2014	6,500	6,598
Nederlandse Waterschapsbank NV
0.272% due 03/17/2015	7,000	7,002
0.278% due 10/27/2014	63,300	63,307
0.302% due 11/06/2014	19,500	19,495
0.507% due 05/23/2015	13,800	13,835
NRW Bank
0.547% due 12/01/2014	5,600	5,609
PNC Funding Corp.
3.625% due 02/08/2015	3,300	3,364
Standard Chartered PLC
5.500% due 11/18/2014	21,971	22,410
Svensk Exportkredit AB
0.267% due 07/13/2014	14,390	14,390
0.280% due 01/05/2015	3,600	3,601
0.703% due 08/06/2015	1,600	1,608
0.975% due 08/14/2014	94,850	94,957
3.250% due 09/16/2014	20,003	20,126
Toronto-Dominion Bank
0.875% due 09/12/2014	12,000	12,014
2.200% due 07/29/2015	26,000	26,524
Toyota Motor Credit Corp.
0.381% due 09/18/2015	2,800	2,804
UBS AG
1.875% due 01/23/2015	3,000	3,026
Wells Fargo & Co.
1.250% due 02/13/2015	9,000	9,054
3.750% due 10/01/2014	1,800	1,816
Westpac Banking Corp.
2.700% due 12/09/2014	1,600	1,616
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	43,700	43,801

		1,983,830

INDUSTRIALS 2.6%
Amgen, Inc.
4.850% due 11/18/2014	5,900	6,001

Anheuser-Busch InBev Worldwide, Inc.
0.587% due 07/14/2014	3,700	3,701
5.375% due 11/15/2014	11,980	12,196
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	3,700	3,713
Campbell Soup Co.
0.525% due 08/01/2014	11,610	11,613
Covidien International Finance S.A.
1.350% due 05/29/2015	3,000	3,025
Daimler Finance North America LLC
0.829% due 01/09/2015	1,000	1,002
1.300% due 07/31/2015	3,000	3,025
1.650% due 04/10/2015	8,750	8,836
1.875% due 09/15/2014	4,900	4,915
2.300% due 01/09/2015	5,680	5,733
Discovery Communications LLC
3.700% due 06/01/2015	3,000	3,089
Express Scripts Holding Co.
2.100% due 02/12/2015	9,500	9,597
2.750% due 11/21/2014	7,000	7,066
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	2,000	2,083
General Electric Co.
0.850% due 10/09/2015	3,000	3,016
Hewlett-Packard Co.
2.350% due 03/15/2015	2,270	2,300
2.625% due 12/09/2014	5,000	5,050
International Business Machines Corp.
0.875% due 10/31/2014	8,300	8,317
Kraft Foods Group, Inc.
1.625% due 06/04/2015	4,969	5,021
NBCUniversal Media LLC
3.650% due 04/30/2015	1,000	1,027
Network Rail Infrastructure Finance PLC
0.625% due 06/22/2015	2,500	2,510
PepsiCo, Inc.
0.425% due 07/30/2015	2,500	2,506
Petrobras International Finance Co.
2.875% due 02/06/2015	4,000	4,053
Procter & Gamble Co.
0.700% due 08/15/2014	250	250
SBA Tower Trust
4.254% due 04/15/2040	2,300	2,362
Schlumberger Investment S.A.
0.780% due 09/12/2014	2,000	2,003
Target Corp.
0.398% due 07/18/2014	5,000	5,000
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015	4,673	4,778
5.000% due 06/01/2015	1,215	1,264
UnitedHealth Group, Inc.
0.354% due 08/28/2014	1,900	1,900
Volkswagen Group of America Finance LLC
0.397% due 11/23/2015	10,000	10,006
Volkswagen International Finance NV
0.829% due 11/20/2014	23,000	23,051
1.625% due 03/22/2015	14,400	14,541
Walgreen Co.
1.000% due 03/13/2015	2,500	2,510

		187,060

UTILITIES 0.3%
Southern California Edison Co.
4.150% due 09/15/2014	964	971
4.650% due 04/01/2015	3,000	3,096
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,500	1,539
Verizon Communications, Inc.
0.700% due 11/02/2015	1,000	1,003
1.250% due 11/03/2014	11,200	11,235

		17,844

Total Corporate Bonds & Notes (Cost $2,188,576)		2,188,734

MUNICIPAL BONDS & NOTES 0.4%
INDIANA 0.2%
Posey County, Indiana Revenue Bonds, Series 2013
0.300% due 07/01/2046	15,000	15,001

NEW YORK 0.2%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	3,000	3,041

New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	7,000	7,082

		10,123

Total Municipal Bonds & Notes (Cost $25,123)		25,124

U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.500% due 09/28/2015	9,544	9,577
Federal Farm Credit Bank
0.122% due 01/25/2016	19,800	19,804
0.131% due 09/11/2015	35,000	35,009
0.140% due 01/28/2015	32,000	32,014
0.161% due 08/27/2014	47,075	47,086
0.181% due 07/27/2015	14,000	14,015
0.183% due 07/20/2015	1,400	1,401
0.190% due 11/19/2014	5,100	5,102
0.191% due 09/08/2014	2,915	2,916
0.194% due 08/17/2015	2,000	2,002
0.200% due 07/21/2014	60,900	60,904
0.280% due 07/14/2014	12,405	12,406
0.310% due 09/15/2014	4,800	4,802
Federal Home Loan Bank
0.096% due 12/08/2014	47,200	47,204
0.103% due 11/20/2014	110,000	110,013
0.111% due 02/13/2015	23,100	23,105
0.112% due 02/12/2015	9,400	9,402
0.114% due 11/17/2014 - 02/17/2015	131,900	131,924
0.119% due 08/10/2015	85,000	85,024
0.210% due 10/01/2015	12,000	12,014
2.875% due 09/11/2015	3,500	3,611
Freddie Mac
0.132% due 10/16/2015	125,000	125,119
0.142% due 11/25/2015	9,275	9,280
0.500% due 08/28/2015	5,000	5,018

Total U.S. Government Agencies (Cost $808,514)		808,752

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes
0.250% due 09/30/2015	78,000	78,088
0.375% due 08/31/2015	135,000	135,343

Total U.S. Treasury Obligations (Cost $213,327)		213,431

ASSET-BACKED SECURITIES 0.7%
Fifth Third Auto Trust
0.190% due 06/15/2015	10,000	10,000
Ford Credit Auto Lease Trust
0.200% due 04/15/2015	3,115	3,115
Ford Credit Auto Owner Trust
0.180% due 07/15/2015	4,700	4,701
Honda Auto Receivables Owner Trust
0.190% due 03/23/2015	9,060	9,060
Hyundai Auto Lease Securitization Trust
0.200% due 07/15/2015	2,500	2,500
Hyundai Auto Receivables Trust
0.180% due 05/15/2015	7,644	7,644
0.200% due 02/17/2015	1,491	1,491
Nissan Auto Receivables Owner Trust
0.230% due 12/15/2014	730	730
USAA Auto Owner Trust
0.190% due 03/16/2015	4,462	4,462
Volkswagen Auto Loan Enhanced Trust
0.190% due 05/20/2015	6,422	6,422

Total Asset-Backed Securities (Cost $50,124)		50,125

SOVEREIGN ISSUES 10.6%
Export Development Canada
0.180% due 06/03/2015	21,800	21,798
Japan Bank for International Cooperation
1.875% due 09/24/2015	5,000	5,093
2.875% due 02/02/2015	16,600	16,853
4.625% due 12/12/2014	10,000	10,197
Kommunalbanken A/S
0.250% due 08/28/2014	245,400	245,445
0.435% due 04/01/2015	5,000	5,008
2.750% due 05/05/2015	1,000	1,021
Kommunekredit
1.000% due 05/05/2015	10,000	10,067
Kommuninvest Sverige AB
0.222% due 09/12/2014	70,000	70,019
0.226% due 10/17/2014	65,000	65,006
0.254% due 03/26/2015	10,000	10,001
0.281% due 09/11/2014	28,000	28,006

Province of Ontario
0.950% due 05/26/2015	90,800	91,413
1.875% due 09/15/2015	5,000	5,093
2.700% due 06/16/2015	30,000	30,709
State of North Rhine-Westphalia
0.360% due 03/06/2015	15,200	15,214
0.677% due 09/03/2014	19,100	19,117
Sweden Government International Bond
0.250% due 11/13/2014	103,000	103,066

Total Sovereign Issues (Cost $752,819)		753,126

SHORT-TERM INSTRUMENTS 40.4%
CERTIFICATES OF DEPOSIT 3.7%
Banco do Brasil S.A.
1.211% due 06/29/2015	3,000	3,001
Bank of Nova Scotia
0.373% due 10/02/2015	48,000	48,003
Barclays Bank PLC
0.531% due 05/01/2015	30,000	29,999
Credit Agricole
0.520% due 07/02/2015	40,000	39,992
Credit Suisse
0.437% due 01/12/2015	15,700	15,703
0.467% due 04/10/2015	70,000	70,016
0.547% due 08/24/2015	15,900	15,895
0.641% due 12/07/2015	7,500	7,509
Intesa Sanpaolo SpA
0.900% due 09/04/2014	18,000	18,002
Itau Unibanco Holding S.A.
1.190% due 06/26/2015	5,650	5,651
Mitsubishi Trust & Banking Corp.
0.230% due 07/31/2014	5,000	5,000
Sumitomo Mitsui Banking Corp.
0.630% due 03/13/2015	5,000	5,008

		263,779

COMMERCIAL PAPER 13.7%
Amcor Ltd.
0.280% due 07/21/2014	3,100	3,099
AXA Financial, Inc.
0.560% due 06/10/2015	1,700	1,692
BAT International Finance PLC
0.220% due 07/01/2014	7,300	7,300
0.240% due 07/01/2014	3,500	3,500
0.240% due 07/09/2014	9,000	9,000
0.250% due 07/01/2014	3,500	3,500
0.250% due 07/02/2014	4,200	4,200
0.270% due 07/02/2014	4,000	4,000
Cameron International Corp.
0.280% due 07/14/2014	5,000	4,999
Canadian Natural Resources Ltd.
0.270% due 07/08/2014	4,000	4,000
0.270% due 07/17/2014	10,000	9,999
0.270% due 07/24/2014	4,300	4,299
CNPC Finance Ltd.
0.380% due 07/03/2014	25,000	24,999
0.380% due 07/15/2014	7,400	7,399
0.400% due 07/01/2014	35,000	35,000
0.400% due 07/17/2014	1,700	1,700
0.400% due 07/25/2014	25,000	24,993
Cox Enterprises, Inc.
0.230% due 07/08/2014	10,000	10,000
0.240% due 07/09/2014	6,000	6,000
0.250% due 07/02/2014	10,000	10,000
0.250% due 07/15/2014	11,000	10,999
0.250% due 07/29/2014	7,100	7,099
0.260% due 07/08/2014	4,300	4,300
0.280% due 07/01/2014	6,380	6,380
Dominion Resources
0.220% due 07/15/2014	7,000	6,999
0.230% due 07/07/2014	4,000	4,000
0.230% due 07/14/2014	3,300	3,300
0.230% due 07/15/2014	5,300	5,300
0.240% due 07/02/2014	25,000	25,000
0.240% due 07/07/2014	5,000	5,000
Edison International
0.210% due 07/01/2014	4,000	4,000
0.240% due 07/08/2014	7,700	7,700
0.240% due 07/10/2014	15,300	15,299
0.250% due 07/11/2014	3,000	3,000

Enbridge Energy Partners
0.260% due 07/16/2014	5,900	5,899
Enbridge, Inc.
0.260% due 07/01/2014	7,000	7,000
Eni Finance USA, Inc.
0.250% due 07/02/2014	4,322	4,322
Erste Abwicklungsanstalt
0.140% due 08/15/2014	10,000	9,998
0.150% due 07/23/2014	40,000	39,996
0.150% due 09/16/2014	10,000	9,996
0.150% due 09/18/2014	4,500	4,498
0.155% due 08/12/2014	25,000	24,995
0.155% due 08/21/2014	15,000	14,997
Ford Motor Credit Co. LLC
0.720% due 03/03/2015	9,000	8,959
0.760% due 01/05/2015	5,000	4,984
0.880% due 07/14/2014	6,000	5,998
0.900% due 08/01/2014	10,000	9,992
Glencore Funding LLC
0.430% due 09/02/2014	5,000	4,997
0.450% due 08/21/2014	3,300	3,298
0.450% due 08/25/2014	1,900	1,899
0.450% due 08/26/2014	4,000	3,997
0.450% due 09/15/2014	3,200	3,198
0.580% due 10/07/2014	2,500	2,498
0.690% due 10/03/2014	5,000	4,996
0.690% due 10/06/2014	5,000	4,996
Hitachi Capital America Corp.
0.240% due 07/07/2014	6,475	6,475
0.250% due 07/07/2014	4,000	4,000
0.260% due 07/02/2014	25,000	25,000
0.260% due 07/07/2014	8,000	8,000
Kansas City Southern Railway
0.470% due 07/07/2014	5,000	5,000
Kells Funding LLC
0.205% due 08/22/2014	5,000	4,999
0.220% due 09/04/2014	26,000	25,992
0.235% due 10/06/2014	8,000	7,996
0.238% due 03/26/2015	10,000	9,999
Kinder Morgan Energy
0.210% due 07/02/2014	8,000	8,000
Macquarie Bank Ltd.
0.527% due 04/10/2015	35,000	35,000
0.559% due 05/01/2015	5,300	5,300
0.565% due 05/06/2015	25,000	25,000
NBCUniversal Enterprise, Inc.
0.230% due 07/18/2014	1,800	1,800
Nederlandse Waterschapsbank NV
0.232% due 12/05/2014	12,000	12,001
Noble Corp.
0.250% due 07/02/2014	1,600	1,600
0.300% due 07/15/2014	1,900	1,900
0.430% due 07/17/2014	5,000	4,999
0.430% due 07/18/2014	4,000	3,999
0.430% due 07/28/2014	8,000	7,997
0.440% due 07/01/2014	8,800	8,800
Northeast Utilities
0.220% due 07/02/2014	2,900	2,900
Oesterreichische Kontrollbank AG
0.170% due 09/15/2014	15,000	14,995
0.190% due 10/16/2014	25,000	24,986
Pacific Gas & Electric Co.
0.250% due 07/23/2014	1,300	1,300
0.250% due 07/24/2014	10,000	9,998
Pearson Holdings, Inc.
0.260% due 07/09/2014	800	800
0.270% due 07/07/2014	5,000	5,000
0.270% due 07/16/2014	13,750	13,748
0.280% due 07/18/2014	1,900	1,900
Plains All American Pipeline LP
0.230% due 07/07/2014	15,000	14,999
0.250% due 07/03/2014	3,000	3,000
Province of Ontario
0.090% due 07/14/2014	24,000	23,999
0.090% due 07/16/2014	20,000	19,999
Thermo Fisher Scientific, Inc.
0.270% due 07/09/2014	5,000	5,000
0.390% due 09/26/2014	2,300	2,297
0.410% due 09/03/2014	4,000	3,997
0.410% due 09/26/2014	4,000	3,995
Time Warner Cable
0.240% due 07/01/2014	3,500	3,500
0.250% due 07/23/2014	2,500	2,500
0.260% due 07/10/2014	5,000	5,000
0.270% due 07/18/2014	3,000	3,000
0.280% due 07/14/2014	400	400

0.280% due 07/15/2014	1,525	1,525
0.280% due 07/17/2014	5,000	4,999
0.280% due 07/22/2014	2,000	2,000
0.290% due 07/16/2014	2,000	2,000
TransCanada Corp.
0.270% due 07/14/2014	7,000	6,999
Virginia Electric & Power Co.
0.210% due 07/02/2014	5,000	5,000
0.240% due 07/16/2014	2,800	2,800
Vodafone Group PLC
0.550% due 04/10/2015	22,000	21,916
0.600% due 06/29/2015	20,000	19,899
Volvo Group Treasury North America LP
0.290% due 07/02/2014	5,000	5,000
0.290% due 07/07/2014	15,000	14,999
0.290% due 07/08/2014	8,000	8,000
0.290% due 07/17/2014	10,700	10,699
0.290% due 07/22/2014	5,000	4,999
0.300% due 07/03/2014	5,000	5,000

		966,573

REPURCHASE AGREEMENTS (a) 14.6%		1,031,307

SHORT-TERM NOTES 8.4%
Federal Home Loan Bank
0.090% due 02/27/2015 - 03/03/2015	24,200	24,194
0.092% due 11/25/2014	6,300	6,300
0.107% due 02/25/2015	275,000	275,020
0.109% due 07/25/2014	100,000	99,999
0.120% due 05/27/2015	5,500	5,497
0.125% due 09/03/2014 - 01/23/2015	50,000	50,004
0.131% due 12/09/2014	15,000	15,002
0.170% due 08/26/2014 - 02/12/2015	96,000	96,004
Fosse Master Issuer PLC
0.274% due 04/18/2015	16,000	16,005
Honda Auto Receivables Owner Trust
0.180% due 05/18/2015	2,086	2,086
Nissan Auto Lease Trust
0.180% due 06/15/2015	2,300	2,300
Nissan Auto Receivables Owner Trust
0.190% due 02/17/2015	2,611	2,611
Santander Drive Auto Receivables Trust
0.250% due 06/15/2015	2,000	2,000
0.270% due 01/15/2015	936	936

		597,958

Total Short-Term Instruments (Cost $2,859,494)		2,859,617

Total Investments in Securities (Cost $6,897,977)		6,898,909

Total Investments 97.4% (Cost $6,897,977)		$6,898,909
Other Assets and Liabilities, net 2.6%		183,089

Net Assets 100.0%		$7,081,998

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.120%	05/05/2014	11/05/2014	$34,000	Fannie Mae 3.000% - 3.500% due 04/01/2027 - 04/01/2043	$(34,537)	$34,000	$34,006
	0.230%	04/30/2014	04/30/2015	2,178	Darden Restaurants, Inc. 6.200% due 10/15/2017	(2,308)	2,178	2,181
	0.230%	05/21/2013	12/17/2015	7,501	Citigroup, Inc. 4.450% due 01/10/2017	(7,746)	7,501	7,516
BOS	0.140%	06/30/2014	07/01/2014	27,600	U.S. Treasury Notes 1.625% due 06/30/2019	(28,156)	27,600	27,600
JPS	0.100%	07/01/2014	07/02/2014	34,800	U.S. Treasury Notes 0.750% due 02/28/2018	(35,582)	34,800	34,800
NMO	0.150%	06/30/2014	07/01/2014	9,400	U.S. Treasury Notes 0.750% due 06/30/2017	(9,631)	9,400	9,400
NXN	0.130%	06/30/2014	07/01/2014	875,000	U.S. Treasury Inflation Protected Securities 0.125% - 2.125% due 04/15/2017 - 02/15/2040	(892,170)	875,000	875,003
SSB	0.000%	06/30/2014	07/01/2014	40,828	Freddie Mac 2.070% due 11/07/2022	(41,646)	40,828	40,828

Total Repurchase Agreements						$(1,051,776)	$1,031,307	$1,031,334

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,958,837	$24,993	$1,983,830
Industrials	0	187,060	0	187,060
Utilities	0	17,844	0	17,844
Municipal Bonds & Notes
Indiana	0	15,001	0	15,001
New York	0	10,123	0	10,123
U.S. Government Agencies	0	808,752	0	808,752
U.S. Treasury Obligations	0	213,431	0	213,431
Asset-Backed Securities	0	50,125	0	50,125
Sovereign Issues	0	753,126	0	753,126
Short-Term Instruments
Certificates of Deposit	0	223,787	39,992	263,779
Commercial Paper	4,999	961,574	0	966,573
Repurchase Agreements	0	1,031,307	0	1,031,307
Short-Term Notes	0	597,958	0	597,958

Total Investments	$4,999	$6,828,925	$64,985	$6,898,909
There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2%
CORPORATE BONDS & NOTES 30.5%
BANKING & FINANCE 26.6%
Achmea Hypotheekbank NV
0.573% due 11/03/2014	$52,200	$52,260
3.200% due 11/03/2014	11,250	11,358
African Development Bank
0.553% due 08/04/2014	5,200	5,201
American Express Centurion Bank
0.875% due 11/13/2015	1,800	1,809
American Express Credit Corp.
1.330% due 06/12/2015	11,500	11,617
1.750% due 06/12/2015	7,300	7,394
5.125% due 08/25/2014	13,000	13,093
American Honda Finance Corp.
0.324% due 11/13/2014	300	300
0.443% due 11/03/2014	3,000	3,003
1.850% due 09/19/2014	550	552
ANZ New Zealand International Ltd.
0.666% due 08/19/2014	11,000	11,008
Asian Development Bank
0.150% due 05/29/2015	3,390	3,390
Bank Nederlandse Gemeenten
0.238% due 11/30/2015	25,000	24,993
0.273% due 05/07/2015	27,000	27,015
1.000% due 11/17/2014	300	301
1.375% due 03/23/2015	13,200	13,314
3.125% due 01/12/2015	4,500	4,569
Bank of America Corp.
5.000% due 01/15/2015	2,500	2,559
5.450% due 07/15/2014	1,100	1,102
Bank of Montreal
1.300% due 10/31/2014	37,000	37,125
2.850% due 06/09/2015	40,000	40,954
Bank of Nova Scotia
1.050% due 03/20/2015	31,980	32,156
1.250% due 11/07/2014	58,100	58,298
Barclays Bank PLC
2.500% due 09/21/2015	500	512
Bayerische Landesbank
0.625% due 10/23/2014	4,600	4,605
Berkshire Hathaway Finance Corp.
4.850% due 01/15/2015	3,403	3,488
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	24,000	24,032
1.500% due 12/12/2014	66,770	67,136
2.600% due 07/02/2015	32,300	33,043
CDP Financial, Inc.
3.000% due 11/25/2014	52,611	53,166
Citigroup, Inc.
0.503% due 11/05/2014	500	500
2.650% due 03/02/2015	13,422	13,615
4.700% due 05/29/2015	425	441
4.750% due 05/19/2015	2,500	2,592
5.500% due 10/15/2014	6,109	6,198
6.010% due 01/15/2015	8,521	8,779
6.375% due 08/12/2014	11,946	12,026
Commonwealth Bank of Australia
3.492% due 08/13/2014	3,000	3,011
3.500% due 03/19/2015	1,400	1,432
Credit Suisse
1.625% due 03/06/2015	26,000	26,236
3.500% due 03/23/2015	3,500	3,577
Dexia Credit Local S.A.
0.508% due 01/21/2016	10,000	10,004
DNB Boligkreditt A/S
2.100% due 10/14/2016	1,500	1,532
Erste Abwicklungsanstalt
0.343% due 02/11/2016	25,000	25,028
0.526% due 10/15/2014	28,000	28,027
0.527% due 01/29/2016	11,200	11,244
0.625% due 11/20/2014	14,200	14,221
0.980% due 03/13/2015	24,400	24,527
European Investment Bank
1.125% due 08/15/2014	2,600	2,603

FMS Wertmanagement AoeR
0.238% due 01/28/2016	10,000	10,003
0.332% due 01/26/2015	10,000	10,012
0.476% due 06/30/2015	51,200	51,346
0.477% due 09/01/2015	5,000	5,015
Ford Motor Credit Co. LLC
1.329% due 08/28/2014	7,000	7,011
2.750% due 05/15/2015	5,750	5,861
3.875% due 01/15/2015	32,854	33,446
5.625% due 09/15/2015	5,000	5,291
7.000% due 04/15/2015	3,670	3,855
8.700% due 10/01/2014	6,000	6,125
12.000% due 05/15/2015	4,000	4,396
General Electric Capital Corp.
0.491% due 09/15/2014	2,777	2,777
0.609% due 01/09/2015	1,000	1,002
2.150% due 01/09/2015	9,100	9,191
3.750% due 11/14/2014	1,400	1,418
Goldman Sachs Group, Inc.
0.727% due 01/12/2015	7,800	7,813
0.834% due 09/29/2014	19,634	19,659
1.227% due 11/21/2014	33,044	33,154
3.300% due 05/03/2015	85,305	87,215
5.125% due 01/15/2015	13,000	13,312
5.500% due 11/15/2014	19,350	19,710
HSBC Bank PLC
1.625% due 07/07/2015	49,293	49,334
HSBC Finance Corp.
5.250% due 04/15/2015	1,976	2,049
HSBC USA, Inc.
2.375% due 02/13/2015	1,300	1,316
Inter-American Development Bank
0.076% due 01/15/2015	2,000	2,000
0.173% due 10/23/2015	11,500	11,496
0.192% due 02/11/2016	103,000	102,973
0.200% due 06/12/2015	20,000	19,984
International Bank for Reconstruction & Development
0.151% due 08/07/2015	10,000	10,007
0.152% due 09/14/2015	35,000	35,010
John Deere Capital Corp.
1.250% due 12/02/2014	2,100	2,109
JPMorgan Chase & Co.
0.676% due 04/23/2015	20,700	20,750
1.875% due 03/20/2015	21,916	22,144
3.400% due 06/24/2015	2,500	2,573
3.700% due 01/20/2015	25,952	26,414
KFW
0.160% due 10/30/2015	10,000	10,001
0.176% due 07/14/2015	29,800	29,780
0.203% due 01/23/2015	7,000	7,002
0.211% due 07/09/2015	43,000	43,020
0.229% due 08/20/2014	1,000	1,000
0.363% due 08/05/2014	16,700	16,704
1.000% due 01/12/2015	3,000	3,013
4.125% due 10/15/2014	3,500	3,539
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.351% due 09/14/2015	7,000	7,010
Landwirtschaftliche Rentenbank
0.378% due 10/19/2014	45,900	45,925
3.125% due 07/15/2015	4,000	4,119
Lloyds Bank PLC
4.375% due 01/12/2015	700	714
MetLife Institutional Funding
0.600% due 01/06/2015	2,200	2,204
MetLife, Inc.
5.000% due 06/15/2015	3,000	3,133
Morgan Stanley
2.875% due 07/28/2014	100	100
4.100% due 01/26/2015	4,700	4,798
4.200% due 11/20/2014	7,269	7,378
6.000% due 04/28/2015	7,676	8,034
Nederlandse Waterschapsbank NV
0.272% due 03/17/2015	15,000	15,004
0.278% due 10/27/2014	57,945	57,952
0.302% due 11/06/2014	20,400	20,399
0.313% due 11/04/2015	5,000	5,004
0.507% due 05/23/2015	20,800	20,853
NRW Bank
0.547% due 12/01/2014	2,000	2,003
PNC Funding Corp.
3.625% due 02/08/2015	2,900	2,956
Standard Chartered PLC
5.500% due 11/18/2014	320	326
Svensk Exportkredit AB
0.267% due 07/13/2014	1,800	1,800
0.280% due 01/05/2015	1,300	1,301

0.703% due 08/06/2015	4,160	4,182
0.881% due 03/09/2015	1,000	1,005
0.975% due 08/14/2014	20,106	20,129
3.250% due 09/16/2014	57,300	57,652
Temasek Financial Ltd.
4.500% due 09/21/2015	2,000	2,096
Toronto-Dominion Bank
0.875% due 09/12/2014	43,100	43,151
2.200% due 07/29/2015	8,450	8,620
Toyota Motor Credit Corp.
0.380% due 03/10/2015	4,100	4,105
UBS AG
1.875% due 01/23/2015	4,546	4,586
USAA Capital Corp.
3.500% due 07/17/2014	1,850	1,852
Wells Fargo & Co.
1.250% due 02/13/2015	7,400	7,444
Westpac Banking Corp.
2.700% due 12/09/2014	800	808
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	47,025	47,133

		1,918,552

INDUSTRIALS 3.2%
Amgen, Inc.
1.875% due 11/15/2014	15,000	15,086
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	1,500	1,538
Anheuser-Busch InBev Worldwide, Inc.
0.587% due 07/14/2014	7,910	7,911
1.500% due 07/14/2014	3,470	3,472
4.125% due 01/15/2015	5,300	5,407
5.375% due 11/15/2014	18,952	19,294
Baxter International, Inc.
4.625% due 03/15/2015	1,400	1,442
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	1,800	1,806
Boeing Co.
0.233% due 11/03/2014	470	470
Campbell Soup Co.
3.375% due 08/15/2014	1,475	1,480
Covidien International Finance S.A.
1.350% due 05/29/2015	3,000	3,025
Daimler Finance North America LLC
0.829% due 01/09/2015	1,000	1,002
1.300% due 07/31/2015	3,500	3,529
1.650% due 04/10/2015	5,000	5,049
1.875% due 09/15/2014	6,200	6,219
2.300% due 01/09/2015	4,400	4,441
Diageo Finance BV
3.250% due 01/15/2015	1,700	1,727
Discovery Communications LLC
3.700% due 06/01/2015	4,900	5,046
Enterprise Products Operating LLC
3.700% due 06/01/2015	793	816
5.000% due 03/01/2015	200	206
5.600% due 10/15/2014	6,300	6,394
Express Scripts Holding Co.
2.100% due 02/12/2015	4,040	4,081
2.750% due 11/21/2014	12,100	12,215
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	2,000	2,083
General Electric Co.
0.850% due 10/09/2015	3,000	3,016
Hewlett-Packard Co.
2.350% due 03/15/2015	1,000	1,013
2.625% due 12/09/2014	5,000	5,050
Honeywell International, Inc.
0.276% due 11/17/2015	2,100	2,102
International Business Machines Corp.
0.875% due 10/31/2014	3,200	3,207
Kraft Foods Group, Inc.
1.625% due 06/04/2015	5,696	5,756
Linde Finance BV
3.625% due 11/13/2014	824	833
NBCUniversal Media LLC
3.650% due 04/30/2015	6,000	6,164
Network Rail Infrastructure Finance PLC
0.625% due 06/22/2015	2,500	2,510
0.875% due 01/20/2015	2,950	2,961
PepsiCo, Inc.
0.425% due 07/30/2015	5,000	5,011
Philip Morris International, Inc.
0.277% due 02/26/2015	2,140	2,141

Phillips 66
1.950% due 03/05/2015	2,890	2,919
SABMiller Holdings, Inc.
1.850% due 01/15/2015	6,395	6,441
SBA Tower Trust
4.254% due 04/15/2040	2,900	2,978
Schlumberger Investment S.A.
0.780% due 09/12/2014	6,910	6,918
Target Corp.
0.398% due 07/18/2014	4,330	4,330
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015	1,025	1,048
UnitedHealth Group, Inc.
0.354% due 08/28/2014	1,200	1,200
Volkswagen Group of America Finance LLC
0.397% due 11/23/2015	10,000	10,006
Volkswagen International Finance NV
0.829% due 11/20/2014	450	451
1.625% due 03/22/2015	36,830	37,191
Walgreen Co.
1.000% due 03/13/2015	2,000	2,008
WPP Finance U.K.
8.000% due 09/15/2014	1,700	1,725
Xerox Corp.
4.250% due 02/15/2015	2,475	2,532

		233,250

UTILITIES 0.7%
BP Capital Markets PLC
1.700% due 12/05/2014	14,525	14,611
3.125% due 10/01/2015	5,000	5,161
Duke Energy Corp.
3.950% due 09/15/2014	5,695	5,736
Southern California Edison Co.
0.681% due 09/15/2014	275	275
4.650% due 04/01/2015	3,805	3,928
Verizon Communications, Inc.
0.700% due 11/02/2015	8,280	8,304
1.250% due 11/03/2014	10,619	10,652

		48,667

Total Corporate Bonds & Notes (Cost $2,200,272)		2,200,469

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2014	450	451

COLORADO 0.0%
Douglas County, Colorado School District No. Re-1 General Obligation Bonds, (AGM Insured), Series 2004
5.000% due 12/15/2014	1,900	1,942

INDIANA 0.2%
Posey County, Indiana Revenue Bonds, Series 2013
0.300% due 07/01/2046	11,000	11,001

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	1,200	1,216
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	6,100	6,172

		7,388

TEXAS 0.0%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	1,300	1,300

Total Municipal Bonds & Notes (Cost $22,082)		22,082

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
0.121% due 02/27/2015	500	500
0.163% due 01/20/2015	500	500
0.400% due 10/27/2014	3,500	3,503
0.875% due 08/28/2014	15,000	15,019
2.000% due 09/21/2015 - 09/28/2015	3,467	3,540
Federal Farm Credit Bank
0.122% due 07/25/2014 - 01/25/2016	16,200	16,203
0.123% due 04/21/2016	10,000	10,002

0.131% due 09/11/2015 - 02/03/2016	135,000	135,045
0.141% due 02/05/2015 - 03/19/2015	35,000	35,009
0.155% due 11/19/2015	17,500	17,512
0.161% due 02/27/2015	300	300
0.173% due 06/22/2015	9,500	9,508
0.178% due 09/22/2015	1,830	1,832
0.180% due 09/29/2014	785	785
0.181% due 07/27/2015	4,800	4,805
0.182% due 04/06/2015 - 06/26/2015	36,000	36,029
0.190% due 01/26/2015	3,200	3,202
0.200% due 07/21/2014	15,000	15,001
0.201% due 09/24/2014	6,395	6,397
0.240% due 03/04/2015	14,400	14,413
0.250% due 01/26/2015 - 03/24/2015	11,200	11,211
0.270% due 11/05/2014	5,000	5,003
0.280% due 10/14/2014	18,500	18,511
0.300% due 12/11/2014	26,500	26,527
Federal Home Loan Bank
0.096% due 12/08/2014	35,000	35,003
0.103% due 11/20/2014	30,000	30,004
0.105% due 12/19/2014	20,000	20,003
0.111% due 02/13/2015	9,300	9,302
0.112% due 02/12/2015 - 04/16/2015	126,400	126,430
0.114% due 11/17/2014 - 02/17/2015	68,800	68,813
0.119% due 08/10/2015	85,000	85,024
0.190% due 12/11/2014	145,800	145,853
0.210% due 10/22/2014	25,000	25,011
0.220% due 10/24/2014 - 10/07/2015	62,000	62,043
0.500% due 06/12/2015	1,000	1,003
0.875% due 12/12/2014	20,400	20,472
Freddie Mac
0.132% due 10/16/2015	140,000	140,133
0.300% due 07/08/2015	6,766	6,773
0.500% due 08/28/2015	5,000	5,018
0.625% due 12/29/2014	8,663	8,685
0.750% due 09/22/2014	5,000	5,008
1.000% due 07/30/2014 - 08/20/2014	69,016	69,078
3.000% due 07/28/2014	77,617	77,790

Total U.S. Government Agencies (Cost $1,331,385)		1,331,803

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
0.375% due 08/31/2015	76,300	76,494

Total U.S. Treasury Obligations (Cost $76,418)		76,494

ASSET-BACKED SECURITIES 0.8%
Fifth Third Auto Trust
0.190% due 06/15/2015	10,000	10,000
Ford Credit Auto Lease Trust
0.200% due 04/15/2015	9,345	9,345
Ford Credit Auto Owner Trust
0.180% due 07/15/2015	4,700	4,701
GE Equipment Transportation LLC
0.200% due 06/23/2015	2,500	2,500
Honda Auto Receivables Owner Trust
0.190% due 03/23/2015	7,322	7,322
Hyundai Auto Lease Securitization Trust
0.200% due 07/15/2015	3,000	3,000
Hyundai Auto Receivables Trust
0.180% due 05/15/2015	7,644	7,644
0.200% due 02/17/2015	1,147	1,147
Nissan Auto Receivables Owner Trust
0.230% due 12/15/2014	365	365
USAA Auto Owner Trust
0.190% due 03/16/2015	4,462	4,462
Volkswagen Auto Loan Enhanced Trust
0.190% due 05/20/2015	6,422	6,422

Total Asset-Backed Securities (Cost $56,907)		56,908

SOVEREIGN ISSUES 7.8%
Development Bank of Japan, Inc.
0.457% due 12/01/2014	3,000	3,003
0.557% due 02/25/2015	1,000	1,001
4.250% due 06/09/2015	2,000	2,074
Export Development Canada
0.180% due 06/03/2015	30,000	29,998
Japan Bank for International Cooperation
1.875% due 09/24/2015	5,000	5,093
2.875% due 02/02/2015	11,600	11,777
4.625% due 12/12/2014	7,000	7,138
Japan Finance Organization for Municipalities
0.399% due 11/28/2014	6,000	6,002

Kommunalbanken A/S
0.248% due 01/26/2015	5,000	5,002
0.250% due 08/28/2014	116,700	116,721
0.435% due 04/01/2015	5,000	5,008
1.000% due 02/09/2015	2,500	2,512
2.750% due 05/05/2015	10,700	10,929
Kommunekredit
0.279% due 11/20/2014	5,000	5,002
0.280% due 09/21/2015	25,000	25,011
Kommuninvest Sverige AB
0.222% due 09/12/2014	22,750	22,756
0.226% due 10/17/2014	17,500	17,502
0.254% due 03/26/2015	15,950	15,951
0.281% due 09/11/2014	5,000	5,001
Province of Ontario
0.274% due 08/13/2015	3,000	3,002
0.381% due 04/01/2015	50,000	50,061
0.950% due 05/26/2015	52,000	52,351
2.700% due 06/16/2015	30,000	30,709
2.950% due 02/05/2015	27,817	28,271
4.500% due 02/03/2015	5,500	5,639
Province of Quebec
4.600% due 05/26/2015	5,000	5,196
State of North Rhine-Westphalia
0.360% due 03/06/2015	21,800	21,819
0.677% due 09/03/2014	35,000	35,031
1.500% due 01/13/2015	3,700	3,725
Sweden Government International Bond
0.250% due 11/13/2014	29,000	29,019

Total Sovereign Issues (Cost $562,110)		562,304

SHORT-TERM INSTRUMENTS 41.3%
CERTIFICATES OF DEPOSIT 3.1%
Bank of Nova Scotia
0.373% due 10/02/2015	48,000	48,003
Barclays Bank PLC
0.531% due 05/01/2015	30,000	29,999
Credit Agricole
0.520% due 07/02/2015	40,000	39,992
Credit Suisse
0.437% due 01/12/2015	6,100	6,101
0.462% due 03/17/2015	6,200	6,200
0.467% due 04/10/2015	40,000	40,009
0.547% due 08/24/2015	15,900	15,895
0.641% due 12/07/2015	10,000	10,012
Intesa Sanpaolo SpA
0.900% due 09/04/2014	15,000	15,002
Kookmin Bank
0.775% due 05/04/2015	2,500	2,500
Mitsubishi Trust & Banking Corp.
0.230% due 07/31/2014	4,000	4,000
Sumitomo Mitsui Banking Corp.
0.630% due 03/13/2015	4,000	4,007
0.633% due 04/01/2015	2,000	2,005

		223,725

COMMERCIAL PAPER 11.5%
Amcor Ltd.
0.280% due 07/21/2014	2,600	2,600
AXA Financial, Inc.
0.560% due 06/10/2015	1,800	1,792
BAT International Finance PLC
0.220% due 07/01/2014	7,400	7,400
0.240% due 07/01/2014	3,500	3,500
0.240% due 07/09/2014	4,000	4,000
0.240% due 07/10/2014	5,000	5,000
0.250% due 07/01/2014	3,500	3,500
0.250% due 07/02/2014	4,300	4,300
0.270% due 07/02/2014	4,000	4,000
Canadian Natural Resources Ltd.
0.270% due 07/08/2014	5,000	5,000
0.270% due 07/17/2014	10,000	9,999
0.270% due 07/24/2014	4,600	4,599
Cox Enterprises, Inc.
0.230% due 07/08/2014	9,100	9,100
0.240% due 07/09/2014	6,000	6,000
0.240% due 07/22/2014	12,000	11,998
0.250% due 07/02/2014	14,000	14,000
0.250% due 07/15/2014	11,000	10,999
0.250% due 07/29/2014	7,100	7,099
0.260% due 07/08/2014	4,534	4,534
0.280% due 07/01/2014	6,000	6,000

Dominion Resources
0.220% due 07/15/2014	7,000	6,999
0.230% due 07/07/2014	4,000	4,000
0.230% due 07/14/2014	3,600	3,600
0.230% due 07/15/2014	5,400	5,399
0.240% due 07/02/2014	25,000	25,000
0.240% due 07/07/2014	5,000	5,000
Edison International
0.210% due 07/01/2014	5,000	5,000
0.230% due 07/07/2014	12,000	11,999
0.240% due 07/08/2014	8,200	8,200
0.240% due 07/10/2014	16,300	16,299
0.250% due 07/11/2014	3,000	3,000
Enbridge Energy Partners
0.260% due 07/16/2014	6,000	5,999
Enbridge, Inc.
0.260% due 07/01/2014	7,000	7,000
Eni Finance USA, Inc.
0.250% due 07/02/2014	4,600	4,600
Erste Abwicklungsanstalt
0.140% due 08/15/2014	10,000	9,998
0.150% due 09/16/2014	10,000	9,996
0.150% due 09/18/2014	4,700	4,698
0.155% due 08/12/2014	25,000	24,995
0.155% due 08/21/2014	15,000	14,997
Ford Motor Credit Co. LLC
0.720% due 03/03/2015	5,000	4,977
0.760% due 01/05/2015	5,350	5,333
0.880% due 07/14/2014	4,000	3,999
0.900% due 08/01/2014	6,500	6,495
Glencore Funding LLC
0.400% due 09/02/2014	6,500	6,497
0.450% due 08/21/2014	3,000	2,998
0.450% due 08/25/2014	1,900	1,899
0.450% due 08/26/2014	4,000	3,997
0.450% due 09/15/2014	3,200	3,198
0.580% due 10/07/2014	2,500	2,498
0.690% due 10/03/2014	5,000	4,996
0.690% due 10/06/2014	5,000	4,996
Hewlett Packard Co.
0.280% due 07/28/2014	4,800	4,799
Hitachi Capital America Corp.
0.250% due 07/07/2014	6,000	6,000
0.250% due 07/11/2014	5,800	5,800
0.260% due 07/02/2014	28,800	28,800
0.260% due 07/07/2014	15,000	14,999
0.280% due 07/01/2014	8,000	8,000
Kansas City Southern Railway
0.470% due 07/07/2014	5,000	5,000
Kells Funding LLC
0.205% due 08/22/2014	5,000	4,998
0.220% due 09/04/2014	26,000	25,992
0.235% due 10/06/2014	8,000	7,996
0.238% due 03/26/2015	10,000	9,999
Kinder Morgan Energy
0.210% due 07/02/2014	7,600	7,600
Macquarie Bank Ltd.
0.527% due 04/10/2015	26,000	26,000
0.559% due 05/01/2015	3,600	3,600
0.565% due 05/06/2015	18,000	18,000
NBCUniversal Enterprise, Inc.
0.230% due 07/18/2014	1,800	1,800
Nederlandse Waterschapsbank NV
0.232% due 12/05/2014	5,500	5,501
Noble Corp.
0.250% due 07/02/2014	1,600	1,600
0.300% due 07/15/2014	2,100	2,100
0.430% due 07/17/2014	10,000	9,998
0.430% due 07/18/2014	3,000	2,999
0.430% due 07/28/2014	8,000	7,997
0.440% due 07/01/2014	11,500	11,500
Northeast Utilities
0.220% due 07/02/2014	2,900	2,900
Oesterreichische Kontrollbank AG
0.170% due 09/15/2014	15,000	14,995
0.190% due 10/16/2014	25,000	24,986
Pacific Gas & Electric Co.
0.250% due 07/23/2014	1,000	1,000
0.250% due 07/24/2014	10,000	9,998
Pearson Holdings, Inc.
0.260% due 07/09/2014	700	700
0.270% due 07/07/2014	5,000	5,000
0.280% due 07/18/2014	1,900	1,900
Plains All American Pipeline LP
0.230% due 07/07/2014	15,000	14,999
0.250% due 07/03/2014	3,400	3,400

Province of Ontario
0.090% due 07/14/2014	18,000	17,999
0.090% due 07/16/2014	14,000	13,999
Thermo Fisher Scientific, Inc.
0.270% due 07/09/2014	5,000	5,000
0.385% due 09/12/2014	2,600	2,597
0.390% due 09/26/2014	2,600	2,597
0.410% due 09/03/2014	4,000	3,997
0.410% due 09/26/2014	3,000	2,997
Time Warner Cable
0.240% due 07/01/2014	3,700	3,700
0.250% due 07/23/2014	3,000	2,999
0.260% due 07/10/2014	5,000	5,000
0.270% due 07/18/2014	3,000	3,000
0.280% due 07/14/2014	400	400
0.280% due 07/15/2014	1,350	1,350
0.280% due 07/17/2014	5,000	4,999
0.280% due 07/22/2014	2,000	2,000
0.290% due 07/16/2014	2,000	2,000
TransCanada Corp.
0.270% due 07/14/2014	5,250	5,249
Virginia Electric & Power Co.
0.210% due 07/02/2014	5,000	5,000
0.240% due 07/16/2014	2,800	2,800
Vodafone Group PLC
0.550% due 04/10/2015	16,000	15,939
0.600% due 06/29/2015	25,000	24,874
Volvo Group Treasury North America LP
0.290% due 07/02/2014	5,000	5,000
0.290% due 07/07/2014	15,000	14,999
0.290% due 07/08/2014	8,000	7,999
0.290% due 07/17/2014	11,400	11,398
0.290% due 07/22/2014	5,000	4,999
0.300% due 07/03/2014	5,000	5,000

		832,929

REPURCHASE AGREEMENTS (a) 9.5%		687,297

SHORT-TERM NOTES 17.2%
Federal Farm Credit Bank
0.130% due 06/17/2015	6,000	5,996
0.160% due 08/01/2014	87,195	87,196
Federal Home Loan Bank
0.090% due 08/19/2014 - 03/04/2015	419,800	419,757
0.092% due 11/25/2014	4,700	4,700
0.100% due 03/10/2015	241,700	241,655
0.107% due 02/25/2015	175,000	175,012
0.109% due 07/25/2014	6,850	6,850
0.120% due 05/27/2015	5,300	5,297
0.125% due 09/03/2014 - 06/19/2015	53,350	53,346
0.131% due 12/09/2014	15,000	15,002
0.170% due 08/20/2014	205,000	205,007
Fosse Master Issuer PLC
0.274% due 04/18/2015	16,000	16,005
Honda Auto Receivables Owner Trust
0.180% due 05/18/2015	1,565	1,565
Nissan Auto Lease Trust
0.180% due 06/15/2015	2,500	2,500
Nissan Auto Receivables Owner Trust
0.190% due 02/17/2015	1,995	1,995
Santander Drive Auto Receivables Trust
0.250% due 06/15/2015	2,000	2,000
0.270% due 01/15/2015	671	671
Southern California Edison Co.
0.258% due 01/26/2015	695	695

		1,245,249

Total Short-Term Instruments (Cost $2,989,114)		2,989,200

Total Investments in Securities (Cost $7,238,288)		7,239,260

Total Investments 100.2% (Cost $7,238,288)		$7,239,260
Other Assets and Liabilities, net (0.2%)		(16,909)

Net Assets 100.0%		$7,222,351

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.120%	05/05/2014	11/05/2014	$33,000	Fannie Mae 3.000% - 3.500% due 04/01/2027 - 03/01/2043	$(34,184)	$33,000	$33,006
BPG	0.090%	07/01/2014	07/02/2014	43,300	U.S. Treasury Bonds 8.125% due 05/15/2021	(44,191)	43,300	43,300
GRE	0.070%	06/30/2014	07/01/2014	91,800	U.S. Treasury Notes 0.250% due 12/15/2014	(93,646)	91,800	91,800
NXN	0.130%	06/30/2014	07/01/2014	472,100	U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2026 - 02/15/2040	(481,147)	472,100	472,102
SAL	0.100%	07/01/2014	07/02/2014	30,100	U.S. Treasury Notes 0.875% due 07/31/2019	(30,724)	30,100	30,100
SSB	0.000%	06/30/2014	07/01/2014	16,997	Freddie Mac 2.070% due 11/07/2022	(17,340)	16,997	16,997

Total Repurchase Agreements						$(701,232)	$687,297	$687,305

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,893,559	$24,993	$1,918,552
Industrials	0	233,250	0	233,250
Utilities	0	48,667	0	48,667
Municipal Bonds & Notes
California	0	451	0	451
Colorado	0	1,942	0	1,942
Indiana	0	11,001	0	11,001
New York	0	7,388	0	7,388
Texas	0	1,300	0	1,300
U.S. Government Agencies	0	1,331,803	0	1,331,803
U.S. Treasury Obligations	0	76,494	0	76,494
Asset-Backed Securities	0	56,908	0	56,908
Sovereign Issues	0	562,304	0	562,304
Short-Term Instruments
Certificates of Deposit	0	183,733	39,992	223,725
Commercial Paper	4,999	827,930	0	832,929
Repurchase Agreements	0	687,297	0	687,297
Short-Term Notes	0	1,245,249	0	1,245,249

Total Investments	$4,999	$7,169,276	$64,985	$7,239,260

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.2%
CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 21.6%
Achmea Hypotheekbank NV
0.573% due 11/03/2014		$79,100	$79,191
3.200% due 11/03/2014		73,973	74,682
African Development Bank
0.553% due 08/04/2014		15,000	15,002
American Express Centurion Bank
0.674% due 11/13/2015		99,350	99,824
0.875% due 11/13/2015		300	302
American Express Credit Corp.
1.330% due 06/12/2015		34,005	34,351
1.750% due 06/12/2015		123,296	124,884
2.750% due 09/15/2015		3,800	3,901
5.125% due 08/25/2014		51,193	51,559
5.375% due 10/01/2014	GBP	13,400	23,193
American Honda Finance Corp.
0.324% due 11/13/2014		$1,950	1,951
0.443% due 11/03/2014		19,536	19,553
0.602% due 05/26/2016		16,100	16,177
1.000% due 08/11/2015		9,300	9,346
1.450% due 02/27/2015		100,637	101,328
1.850% due 09/19/2014		18,747	18,801
ANZ New Zealand International Ltd.
0.666% due 08/19/2014		27,400	27,419
Asian Development Bank
0.150% due 05/29/2015		79,060	79,049
0.161% due 05/13/2016		14,700	14,701
0.200% due 05/29/2015		43,800	43,809
1.125% due 11/25/2014		34,000	34,127
2.625% due 02/09/2015		1,300	1,319
4.250% due 10/20/2014		5,385	5,451
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		400	407
Banco Santander Brasil S.A.
4.500% due 04/06/2015		28,820	29,541
Bank Nederlandse Gemeenten
0.238% due 11/30/2015		225,000	224,935
0.273% due 05/07/2015		196,000	196,108
0.505% due 02/08/2016		6,000	6,028
1.000% due 11/17/2014		20	20
1.375% due 03/23/2015		117,766	118,781
1.750% due 10/06/2015		3,000	3,055
2.750% due 07/01/2015		7,200	7,379
3.125% due 01/12/2015		29,460	29,912
Bank of America Corp.
1.778% due 07/11/2014		260	260
4.500% due 04/01/2015		48,452	49,905
5.000% due 01/15/2015		12,581	12,880
5.125% due 11/15/2014		5,400	5,492
5.450% due 07/15/2014		25,059	25,113
Bank of Montreal
1.300% due 10/31/2014		272,668	273,591
2.625% due 01/25/2016		39,200	40,508
2.850% due 06/09/2015		334,601	342,579
Bank of New York Mellon Corp.
0.457% due 03/04/2016		5,000	5,007
Bank of Nova Scotia
0.950% due 03/15/2016		1,500	1,510
1.050% due 03/20/2015		446,465	448,916
1.250% due 11/07/2014		293,530	294,533
1.650% due 10/29/2015		210,050	213,489
1.850% due 01/12/2015		21,415	21,601
3.350% due 11/18/2014	CAD	44,100	41,649
Bayerische Landesbank
0.625% due 10/23/2014		$34,000	34,038
BBVA Bancomer S.A.
4.500% due 03/10/2016		2,400	2,538
Bear Stearns Cos. LLC
0.948% due 10/28/2014		8,300	8,317
5.700% due 11/15/2014		99,669	101,594
Berkshire Hathaway, Inc.
0.924% due 08/15/2014		575	576
Boeing Capital Corp.
3.250% due 10/27/2014		5,400	5,452

Branch Banking & Trust Co.
0.558% due 10/28/2015		29,000	29,036
Caisse Centrale Desjardins
0.507% due 10/29/2015		11,685	11,706
3.114% due 12/04/2014	CAD	17,700	16,712
Canadian Credit Card Trust
3.444% due 07/24/2015		65,000	62,210
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		$139,535	139,724
1.500% due 12/12/2014		362,640	364,625
2.600% due 07/02/2015		205,970	210,710
2.750% due 01/27/2016		6,000	6,212
3.300% due 11/19/2014	CAD	13,000	12,275
4.750% due 12/22/2014		18,000	17,140
CARDS Trust
3.096% due 09/15/2015		50,000	47,774
Caterpillar Financial Services Corp.
0.296% due 02/19/2015		$1,900	1,901
0.574% due 02/09/2015		1,400	1,403
CDP Financial, Inc.
3.000% due 11/25/2014		232,894	235,351
Citigroup, Inc.
0.503% due 11/05/2014		18,732	18,741
2.650% due 03/02/2015		36,099	36,618
4.587% due 12/15/2015		1,100	1,160
4.750% due 05/19/2015		17,567	18,212
5.000% due 09/15/2014		2,000	2,018
5.500% due 10/15/2014		16,962	17,208
6.010% due 01/15/2015		67,340	69,378
6.375% due 08/12/2014		239,067	240,663
Commonwealth Bank of Australia
0.446% due 10/23/2014		1,700	1,701
0.676% due 07/23/2014		26,000	26,005
3.492% due 08/13/2014		31,767	31,882
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.875% due 12/15/2014		23,000	23,170
2.250% due 07/31/2015		3,500	3,559
3.200% due 03/11/2015		50,690	51,704
Credit Suisse
1.625% due 03/06/2015		94,850	95,711
3.500% due 03/23/2015		84,160	86,013
Dexia Credit Local S.A.
0.508% due 01/21/2016		131,100	131,150
0.524% due 11/13/2015		1,265	1,265
0.526% due 01/17/2016		70,000	70,027
DNB Boligkreditt A/S
2.100% due 10/14/2016		324,861	331,780
Erste Abwicklungsanstalt
0.343% due 02/11/2016		27,600	27,631
0.431% due 06/07/2016		334,600	335,432
0.526% due 10/15/2014		82,800	82,879
0.527% due 01/29/2016		330,800	332,090
0.625% due 11/20/2014		257,400	257,781
0.980% due 03/13/2015		276,400	277,837
European Investment Bank
1.125% due 08/15/2014		575	576
Export-Import Bank of Korea
1.250% due 11/20/2015		7,000	7,044
5.875% due 01/14/2015		5,000	5,139
FMS Wertmanagement AoeR
0.238% due 01/28/2016		39,000	39,012
0.332% due 01/26/2015		157,200	157,396
0.476% due 06/30/2015		214,600	215,212
0.477% due 09/01/2015		33,600	33,701
Ford Motor Credit Co. LLC
1.329% due 08/28/2014		129,265	129,465
2.750% due 05/15/2015		46,721	47,627
3.875% due 01/15/2015		56,698	57,720
5.625% due 09/15/2015		47,713	50,490
7.000% due 04/15/2015		52,439	55,078
8.700% due 10/01/2014		57,019	58,205
12.000% due 05/15/2015		52,814	58,048
General Electric Capital Corp.
0.420% due 10/06/2015		28,350	28,370
0.430% due 01/08/2016		12,600	12,612
0.457% due 01/14/2016		8,000	8,012
0.491% due 09/15/2014		18,229	18,230
0.609% due 01/09/2015		225	225
0.830% due 01/08/2016		14,500	14,602
0.831% due 12/11/2015		16,432	16,544
1.000% due 08/11/2015		20,450	20,602
1.000% due 01/08/2016		6,900	6,952
1.261% due 07/02/2015		1,564	1,580
1.625% due 07/02/2015		1,664	1,685
2.150% due 01/09/2015		236,679	239,036
3.750% due 11/14/2014		37,868	38,363
4.750% due 09/15/2014		21,100	21,294
4.875% due 03/04/2015		1,716	1,770

Golden Credit Card Trust
3.824% due 05/15/2015	CAD	35,000	33,508
Goldman Sachs Group, Inc.
0.727% due 01/12/2015		$101,871	102,035
0.834% due 09/29/2014		100,043	100,171
1.227% due 11/21/2014		102,644	102,987
3.300% due 05/03/2015		289,410	295,889
3.625% due 02/07/2016		18,300	19,089
3.700% due 08/01/2015		86,305	89,046
5.000% due 10/01/2014		204,166	206,521
5.125% due 01/15/2015		249,802	255,801
5.500% due 11/15/2014		149,403	152,180
HSBC Bank PLC
1.625% due 07/07/2015		256,770	256,995
3.500% due 06/28/2015		6,000	6,183
HSBC Finance Corp.
5.000% due 06/30/2015		530	553
5.250% due 04/15/2015		25,209	26,137
5.500% due 01/19/2016		1,100	1,178
HSBC USA, Inc.
2.375% due 02/13/2015		63,065	63,858
ING Bank NV
0.574% due 01/04/2016		27,500	27,502
1.873% due 09/25/2015		2,600	2,645
2.000% due 09/25/2015		600	610
Inter-American Development Bank
0.076% due 01/15/2015		17,000	16,999
0.150% due 07/29/2015		74,900	74,926
0.173% due 10/23/2015		280,400	280,302
0.192% due 02/11/2016		25,900	25,893
0.206% due 10/15/2015		10,000	10,001
1.000% due 07/14/2015		22,000	22,060
4.500% due 09/15/2014		4,415	4,454
International Bank for Reconstruction & Development
0.000% due 02/15/2015		121	121
0.151% due 08/07/2015		90,000	90,060
0.152% due 01/14/2015		100,000	100,041
0.152% due 09/14/2015		266,500	266,580
1.000% due 10/30/2014		5,500	5,511
John Deere Capital Corp.
0.351% due 06/15/2015		2,400	2,403
0.750% due 01/22/2016		800	804
0.875% due 04/17/2015		900	904
1.250% due 12/02/2014		8,800	8,838
2.950% due 03/09/2015		500	509
JPMorgan Chase & Co.
0.676% due 04/23/2015		127,850	128,156
0.847% due 02/26/2016		2,300	2,314
0.886% due 10/15/2015		84,980	85,478
1.100% due 10/15/2015		3,000	3,013
1.875% due 03/20/2015		128,350	129,684
3.400% due 06/24/2015		24,736	25,456
3.700% due 01/20/2015		77,924	79,312
4.750% due 03/01/2015		98,043	100,876
5.125% due 09/15/2014		19,186	19,369
5.250% due 05/01/2015		2,110	2,192
JPMorgan Chase Bank N.A.
0.475% due 07/30/2015		1,650	1,653
KFW
0.150% due 10/30/2014		21,000	21,001
0.160% due 10/30/2015		50,500	50,506
0.176% due 07/14/2015		18,000	17,988
0.203% due 01/23/2015		65,800	65,815
0.211% due 07/09/2015		72,000	72,033
0.230% due 11/28/2014		31,175	31,184
0.300% due 03/13/2015		32,000	32,027
0.363% due 08/05/2014		107,048	107,071
0.625% due 04/24/2015		7,565	7,594
1.000% due 01/12/2015		37,000	37,166
1.375% due 08/04/2015		3,000	3,037
2.750% due 10/21/2014		41,915	42,246
4.125% due 10/15/2014		42,270	42,743
5.000% due 10/31/2014		9,095	9,239
Kookmin Bank
0.445% due 06/04/2015	JPY	1,600,000	15,795
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.351% due 09/14/2015		$60,405	60,495
Landwirtschaftliche Rentenbank
0.378% due 10/19/2014		61,400	61,433
3.125% due 07/15/2015		37,500	38,614
Lloyds Bank PLC
4.375% due 01/12/2015		34,030	34,695
Macquarie Bank Ltd.
3.300% due 07/17/2014		1,800	1,802
3.450% due 07/27/2015		13,602	13,997

Macquarie Group Ltd.
7.300% due 08/01/2014		14,764	14,841
MetLife Institutional Funding
0.600% due 01/06/2015		1,500	1,503
1.625% due 04/02/2015		4,000	4,037
MetLife, Inc.
5.000% due 06/15/2015		16,606	17,344
Metropolitan Life Global Funding
1.700% due 06/29/2015		8,130	8,222
Morgan Stanley
0.706% due 10/15/2015		1,500	1,504
1.181% due 12/19/2014		5,500	5,522
2.875% due 07/28/2014		12,997	13,020
4.100% due 01/26/2015		56,164	57,331
4.200% due 11/20/2014		91,950	93,333
6.000% due 04/28/2015		45,550	47,677
National Australia Bank Ltd.
1.178% due 07/25/2014		50	50
2.000% due 03/09/2015		25,000	25,291
3.375% due 07/08/2014		2,968	2,969
National Bank of Abu Dhabi PJSC
4.250% due 03/25/2015		2,500	2,569
National Bank of Canada
2.231% due 01/30/2015	CAD	31,800	29,958
3.147% due 02/11/2015		17,700	16,770
National City Corp.
4.900% due 01/15/2015		$2,675	2,740
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		4,850	4,870
Nederlandse Waterschapsbank NV
0.272% due 03/17/2015		43,500	43,513
0.278% due 10/27/2014		187,300	187,322
0.302% due 11/06/2014		79,500	79,479
0.313% due 11/04/2015		9,000	9,008
0.507% due 05/23/2015		171,708	172,148
3.000% due 03/17/2015		3,887	3,963
NIBC Bank NV
2.800% due 12/02/2014		65,614	66,318
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		273,210	274,579
Nordea Bank AB
2.250% due 03/20/2015		64,890	65,792
3.700% due 11/13/2014		5,814	5,886
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2014	DKK	800,000	147,530
2.000% due 04/01/2015		546,000	101,613
Nordic Investment Bank
2.625% due 10/06/2014		$4,862	4,893
NRW Bank
0.547% due 12/01/2014		11,890	11,908
1.250% due 05/15/2015		38,860	39,195
Nykredit Realkredit A/S
2.000% due 10/01/2014	DKK	2,568,000	473,213
2.000% due 04/01/2015		719,300	133,811
Oesterreichische Kontrollbank AG
1.750% due 10/05/2015		$5,000	5,092
PNC Funding Corp.
3.625% due 02/08/2015		56,704	57,799
Pricoa Global Funding
0.375% due 05/16/2016		21,800	21,814
Principal Life Global Funding
0.391% due 09/19/2014		600	600
Private Export Funding Corp.
3.050% due 10/15/2014		550	555
4.550% due 05/15/2015		250	259
Rabobank Group
0.711% due 03/18/2016		14,750	14,840
Realkredit Danmark A/S
2.000% due 04/01/2015	DKK	1,422,220	264,657
Royal Bank of Canada
0.625% due 12/05/2016		$33,600	33,677
0.925% due 10/30/2014		3,800	3,809
2.050% due 01/13/2015	CAD	14,100	13,265
2.625% due 12/15/2015		$400	413
3.125% due 04/14/2015		8,500	8,688
4.710% due 12/22/2014	CAD	11,000	10,473
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		$5,100	5,130
Royal Bank of Scotland PLC
4.875% due 08/25/2014		17,900	18,006
Standard Chartered PLC
3.850% due 04/27/2015		4,500	4,619
5.500% due 11/18/2014		72,890	74,344
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		400	403
1.900% due 07/22/2014		1,320	1,321

Svensk Exportkredit AB
0.267% due 07/13/2014	62,705	62,706
0.280% due 01/05/2015	27,400	27,410
0.377% due 04/29/2016	373,500	374,269
0.625% due 09/04/2015	185,200	185,949
0.703% due 08/06/2015	13,100	13,169
0.881% due 03/09/2015	109,900	110,432
0.975% due 08/14/2014	185,626	185,835
1.750% due 10/20/2015	6,500	6,621
3.250% due 09/16/2014	112,571	113,262
Svenska Handelsbanken AB
0.680% due 03/21/2016	400	402
Swedbank Hypotek AB
2.950% due 03/28/2016	15,700	16,338
Temasek Financial Ltd.
4.500% due 09/21/2015	2,800	2,935
Toronto-Dominion Bank
0.875% due 09/12/2014	82,425	82,523
2.200% due 07/29/2015	101,808	103,858
Toyota Motor Credit Corp.
0.233% due 08/04/2014	300	300
0.380% due 03/10/2015	10,000	10,013
0.516% due 05/17/2016	1,000	1,004
3.200% due 06/17/2015	2,600	2,672
UBS AG
1.875% due 01/23/2015	300	303
USAA Capital Corp.
3.500% due 07/17/2014	4,222	4,227
Wachovia Bank N.A.
0.603% due 11/03/2014	900	901
Wachovia Corp.
0.565% due 10/28/2015	800	802
Wells Fargo & Co.
0.428% due 10/28/2015	31,208	31,220
1.154% due 06/26/2015	9,838	9,927
1.250% due 02/13/2015	54,256	54,580
1.500% due 07/01/2015	29,221	29,557
Wells Fargo Bank N.A.
0.323% due 03/20/2019	10,500	10,504
0.508% due 07/20/2015	24,000	24,067
Westpac Banking Corp.
1.026% due 07/17/2015	4,300	4,330
1.375% due 07/17/2015	6,760	6,832
2.700% due 12/09/2014	14,800	14,950
2.900% due 09/10/2014	30,000	30,154
3.585% due 08/14/2014	1,890	1,897
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	93,470	93,686

		16,823,017

INDUSTRIALS 2.6%
AbbVie, Inc.
0.983% due 11/06/2015	3,900	3,934
1.200% due 11/06/2015	265,508	267,376
Altria Group, Inc.
4.125% due 09/11/2015	5,225	5,438
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	1,250	1,278
5.750% due 01/15/2015	1,600	1,642
Amgen, Inc.
1.875% due 11/15/2014	44,600	44,854
4.850% due 11/18/2014	34,470	35,057
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	300	308
Anheuser-Busch InBev Worldwide, Inc.
0.587% due 07/14/2014	23,885	23,888
0.800% due 07/15/2015	13,880	13,946
1.500% due 07/14/2014	23,335	23,346
4.125% due 01/15/2015	18,265	18,633
5.375% due 11/15/2014	154,867	157,664
BAT International Finance PLC
1.400% due 06/05/2015	1,610	1,624
Baxter International, Inc.
0.401% due 12/11/2014	21,323	21,338
4.625% due 03/15/2015	1,205	1,241
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	13,700	13,747
BMW U.S. Capital LLC
0.928% due 07/22/2014	1,000	1,000
Campbell Soup Co.
0.525% due 08/01/2014	20,556	20,562
Colgate-Palmolive Co.
0.600% due 11/15/2014	385	385

Comcast Corp.
6.500% due 01/15/2015	410	423
Covidien International Finance S.A.
1.350% due 05/29/2015	3,600	3,630
COX Communications, Inc.
5.450% due 12/15/2014	2,662	2,721
Daimler Finance North America LLC
0.829% due 01/09/2015	73,782	73,955
1.300% due 07/31/2015	41,795	42,143
1.650% due 04/10/2015	18,020	18,197
1.875% due 09/15/2014	17,652	17,707
2.300% due 01/09/2015	31,000	31,290
Devon Energy Corp.
0.681% due 12/15/2015	2,200	2,209
Discovery Communications LLC
3.700% due 06/01/2015	7,614	7,840
E.I. du Pont de Nemours & Co.
3.250% due 01/15/2015	213	216
Enterprise Products Operating LLC
3.700% due 06/01/2015	4,000	4,116
5.000% due 03/01/2015	800	824
5.600% due 10/15/2014	4,950	5,024
Express Scripts Holding Co.
2.100% due 02/12/2015	67,022	67,706
2.750% due 11/21/2014	15,080	15,223
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	5,250	5,468
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	2,400	2,410
General Electric Co.
0.850% due 10/09/2015	12,200	12,264
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	1,000	1,024
Hewlett-Packard Co.
1.781% due 09/19/2014	1,400	1,404
2.350% due 03/15/2015	1,360	1,378
2.625% due 12/09/2014	13,000	13,131
Honeywell International, Inc.
0.276% due 11/17/2015	12,100	12,111
International Business Machines Corp.
0.875% due 10/31/2014	21,700	21,745
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	1,000	1,017
Kraft Foods Group, Inc.
1.625% due 06/04/2015	14,422	14,573
Linde Finance BV
3.625% due 11/13/2014	5,194	5,254
McKesson Corp.
0.630% due 09/10/2015	800	802
NBCUniversal Media LLC
3.650% due 04/30/2015	49,836	51,197
Network Rail Infrastructure Finance PLC
0.625% due 06/22/2015	65,630	65,895
0.875% due 01/20/2015	66,750	66,988
Nissan Motor Acceptance Corp.
4.500% due 01/30/2015	13,882	14,185
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	1,900	1,901
PepsiCo, Inc.
0.425% due 07/30/2015	31,300	31,370
0.800% due 08/25/2014	1,350	1,351
Petrobras International Finance Co.
2.875% due 02/06/2015	7,229	7,324
Petroliam Nasional Bhd.
7.750% due 08/15/2015	8,490	9,144
Phillips 66
1.950% due 03/05/2015	15,650	15,809
Procter & Gamble Co.
0.700% due 08/15/2014	14,600	14,609
Rogers Communications, Inc.
6.750% due 03/15/2015	5,890	6,159
SABMiller Holdings, Inc.
1.850% due 01/15/2015	19,685	19,826
Sanofi
1.200% due 09/30/2014	32,500	32,576
SBA Tower Trust
4.254% due 04/15/2040	16,505	16,951
Schlumberger Investment S.A.
0.780% due 09/12/2014	26,015	26,047
Statoil ASA
2.900% due 10/15/2014	152	153
Takeda Pharmaceutical Co. Ltd.
1.031% due 03/17/2015	37,815	38,004
Target Corp.
0.398% due 07/18/2014	12,900	12,901
1.125% due 07/18/2014	100	100

Tesco PLC
2.000% due 12/05/2014	6,418	6,456
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	17,573	18,005
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015	3,470	3,548
3.250% due 11/20/2014	6,600	6,672
5.000% due 06/01/2015	2,129	2,215
Total Capital Canada Ltd.
0.606% due 01/15/2016	600	603
Tyco Electronics Group S.A.
1.600% due 02/03/2015	4,920	4,954
UnitedHealth Group, Inc.
0.354% due 08/28/2014	15,003	15,005
Volkswagen Group of America Finance LLC
0.397% due 11/23/2015	70,000	70,042
Volkswagen International Finance NV
0.556% due 11/18/2015	6,050	6,070
0.829% due 11/20/2014	208,781	209,240
1.150% due 11/20/2015	24,915	25,063
1.625% due 03/22/2015	121,260	122,449
Wal-Mart Stores, Inc.
4.500% due 07/01/2015	12,500	13,028
Walgreen Co.
1.000% due 03/13/2015	10,809	10,852
Walt Disney Co.
0.875% due 12/01/2014	500	501
Williams Partners LP
3.800% due 02/15/2015	1,000	1,019
Woodside Finance Ltd.
4.500% due 11/10/2014	500	507
WPP Finance U.K.
8.000% due 09/15/2014	300	305
Xerox Corp.
4.250% due 02/15/2015	3,169	3,242
XTO Energy, Inc.
5.000% due 01/31/2015	298	306

		1,995,638

UTILITIES 0.6%
AT&T, Inc.
5.100% due 09/15/2014	1,353	1,365
BP Capital Markets PLC
0.553% due 11/06/2015	6,155	6,175
0.700% due 11/06/2015	1,100	1,103
1.700% due 12/05/2014	97,855	98,433
3.125% due 10/01/2015	27,805	28,702
3.875% due 03/10/2015	37,200	38,132
British Telecommunications PLC
2.000% due 06/22/2015	14,900	15,114
Duke Energy Corp.
3.350% due 04/01/2015	10,229	10,461
3.950% due 09/15/2014	14,033	14,135
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	5,300	5,326
Niagara Mohawk Power Corp.
3.553% due 10/01/2014	3,000	3,023
Petroleos Mexicanos
4.875% due 03/15/2015	700	720
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014	3,500	3,514
Plains All American Pipeline LP
3.950% due 09/15/2015	2,100	2,182
5.250% due 06/15/2015	900	936
Shell International Finance BV
3.100% due 06/28/2015	23,069	23,703
Southern California Edison Co.
0.681% due 09/15/2014	4,500	4,503
4.650% due 04/01/2015	3,000	3,097
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	15,682	16,085
Verizon Communications, Inc.
0.430% due 03/06/2015	25,475	25,490
0.700% due 11/02/2015	58,628	58,797
1.250% due 11/03/2014	64,447	64,647
3.000% due 04/01/2016	3,100	3,215

4.900% due 09/15/2015	18,668	19,651

		448,509

Total Corporate Bonds & Notes (Cost $19,249,003)		19,267,164

MUNICIPAL BONDS & NOTES 0.1%
COLORADO 0.0%
Colorado State Certificates of Participation Notes, Series 2012
2.000% due 03/15/2015	480	486

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2015	500	534

INDIANA 0.1%
Posey County, Indiana Revenue Bonds, Series 2013
0.300% due 07/01/2046	84,500	84,506

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	2,950	2,951

NEW YORK 0.0%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	5,400	5,473
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	13,035	13,188
5.125% due 10/01/2015	200	212
New York City, New York General Obligation Notes, Series 2010
3.100% due 03/01/2015	300	306
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2015	305	325
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
3.000% due 11/15/2014	320	323

		19,827

OREGON 0.0%
Oregon State Lottery Revenue Notes, Series 2013
0.480% due 04/01/2015	1,400	1,403

SOUTH DAKOTA 0.0%
South Dakota Conservancy District Revenue Notes, Series 2012
0.508% due 08/01/2014	1,900	1,900

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Notes, Series 2012
1.063% due 07/01/2015	500	504
Washington State General Obligation Notes, (BABs), Series 2010
2.760% due 08/01/2015	1,100	1,127
Washington State General Obligation Notes, Series 2012
0.500% due 01/01/2015	1,200	1,202

		2,833

Total Municipal Bonds & Notes (Cost $114,433)		114,440

U.S. GOVERNMENT AGENCIES 19.5%
Egypt Government AID Bond
4.450% due 09/15/2015	800	839
Fannie Mae
0.163% due 01/20/2015	500	500
0.350% due 08/28/2015	124,700	124,922
0.375% due 03/16/2015	50,459	50,554
0.500% due 07/02/2015 - 04/29/2016	179,802	180,016
0.550% due 04/18/2016	65,400	65,370
0.625% due 10/30/2014	65,069	65,194
0.650% due 01/15/2016	25,000	25,047
0.750% due 12/19/2014	246,050	246,806
0.875% due 08/28/2014	174,330	174,552
1.300% due 11/17/2014	17,715	17,796
1.500% due 10/14/2014	1,000	1,004
1.875% due 09/09/2015	2,500	2,548
2.625% due 11/20/2014	182,540	184,331
3.000% due 09/16/2014	43,052	43,317
4.625% due 10/15/2014	450,886	456,749
5.000% due 03/02/2015	54,967	56,769
Farmer Mac
0.240% due 10/17/2014	39,400	39,418

Federal Farm Credit Bank
0.106% due 07/07/2015	50,000	50,010
0.111% due 11/02/2015	275,000	275,042
0.117% due 02/11/2016	59,000	59,007
0.122% due 06/16/2015 - 01/25/2016	336,700	336,799
0.123% due 04/21/2016	73,000	73,012
0.124% due 03/18/2016	225,000	225,042
0.131% due 09/11/2015 - 02/03/2016	425,000	425,156
0.133% due 08/20/2015	30,000	30,014
0.141% due 03/19/2015 - 05/18/2015	159,800	159,850
0.150% due 10/26/2015	100,000	100,042
0.151% due 08/03/2015	7,400	7,405
0.152% due 03/26/2015 - 10/01/2015	69,490	69,536
0.155% due 01/19/2016	30,000	30,021
0.160% due 08/25/2015	15,000	15,008
0.161% due 02/27/2015 - 05/21/2015	50,500	50,525
0.172% due 04/06/2016	244,000	244,256
0.173% due 06/22/2015	105,000	105,092
0.180% due 09/21/2015	16,400	16,408
0.181% due 02/13/2015 - 07/27/2015	6,845	6,850
0.182% due 06/26/2015 - 10/26/2015	75,450	75,524
0.183% due 07/20/2015	21,480	21,502
0.190% due 01/26/2015 - 09/01/2015	67,700	67,744
0.200% due 08/03/2015 - 12/02/2015	108,600	108,708
0.204% due 02/24/2016	1,500	1,502
0.210% due 01/04/2016	1,400	1,402
0.223% due 04/20/2016	4,150	4,158
0.230% due 03/16/2015	31,700	31,732
0.250% due 09/04/2014 - 02/01/2016	621,260	621,504
0.260% due 04/11/2016	1,500	1,503
0.270% due 09/25/2014 - 11/19/2014	20,300	20,312
0.280% due 10/14/2014 - 12/11/2014	3,750	3,753
0.293% due 03/23/2015	74,000	74,116
0.300% due 12/11/2014	50,000	50,050
0.350% due 05/01/2015	25,000	25,053
0.375% due 01/02/2015	150,000	150,207
0.380% due 04/11/2016	97,300	97,720
0.420% due 10/15/2015	3,800	3,806
0.500% due 06/23/2015	100,000	100,350
5.000% due 04/01/2015	1,735	1,797
Federal Home Loan Bank
0.096% due 11/03/2014 - 12/08/2014	592,800	592,855
0.103% due 11/20/2014	150,000	150,018
0.105% due 12/19/2014	17,000	17,002
0.111% due 02/13/2015	59,500	59,512
0.112% due 02/12/2015 - 04/16/2015	274,300	274,365
0.114% due 11/17/2014 - 04/10/2015	330,100	330,166
0.119% due 08/10/2015	70,000	70,020
0.124% due 10/09/2015	250,000	250,046
0.170% due 09/03/2014	41,410	41,413
0.200% due 08/19/2015	25,000	25,025
0.205% due 09/08/2015	4,000	3,997
0.210% due 09/12/2014 - 11/28/2014	1,047,705	1,048,243
0.220% due 10/24/2014 - 10/07/2015	1,142,490	1,143,424
0.230% due 09/15/2014 - 10/17/2014	864,710	865,080
0.250% due 01/16/2015 - 02/20/2015	476,060	476,448
0.260% due 07/21/2015 - 07/29/2015	545,800	545,885
0.500% due 05/22/2015 - 06/12/2015	35,000	35,103
0.750% due 04/29/2016	32,000	32,062
0.875% due 12/12/2014	1,540	1,545
1.375% due 09/12/2014	230,455	231,052
1.750% due 09/11/2015	495	504
2.750% due 12/12/2014 - 03/13/2015	20,080	20,387
Freddie Mac
0.000% due 11/24/2014	1,600	1,599
0.132% due 10/16/2015	272,025	272,284
0.300% due 07/08/2015	555,250	555,812
0.305% due 02/23/2015	550,000	550,681
0.310% due 01/09/2015 - 03/03/2015	888,500	889,615
0.320% due 12/03/2014	89,090	89,174
0.350% due 12/05/2014 - 03/18/2015	41,620	41,676
0.375% due 08/28/2014	76,796	76,836
0.400% due 09/24/2015	25,000	25,017
0.500% due 09/19/2014 - 04/17/2015	190,920	191,408
0.625% due 12/29/2014	167,421	167,853
0.750% due 09/22/2014 - 11/25/2014	304,685	305,429
1.750% due 09/10/2015	102,203	104,069
2.650% due 11/06/2014	173,926	175,483
4.375% due 07/17/2015	13,700	14,302
5.000% due 11/13/2014	280	285
5.150% due 03/01/2015	4,700	4,857
Israel Government AID Bond
0.000% due 09/15/2014	2,255	2,254

NCUA Guaranteed Notes
1.400% due 06/12/2015		2,400	2,427

Total U.S. Government Agencies (Cost $15,154,355)			15,162,463

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Notes
0.109% due 04/30/2016 (f)		752,000	752,223
0.250% due 07/31/2015		680,550	681,255
0.250% due 09/30/2015		300,000	300,340
0.250% due 10/31/2015		375,000	375,337
0.375% due 08/31/2015 (d)(f)		1,440,000	1,443,656

Total U.S. Treasury Obligations (Cost $3,549,918)			3,552,811

ASSET-BACKED SECURITIES 0.6%
California Republic Auto Receivables Trust
0.220% due 06/15/2015		3,750	3,750
CNH Equipment Trust
0.190% due 06/15/2015		40,000	40,001
Fifth Third Auto Trust
0.190% due 06/15/2015		107,500	107,503
Ford Credit Auto Lease Trust
0.200% due 04/15/2015		67,285	67,286
Ford Credit Auto Owner Trust
0.180% due 07/15/2015		47,700	47,704
0.380% due 11/15/2015		5,473	5,474
GE Equipment Transportation LLC
0.200% due 06/23/2015		6,400	6,400
Honda Auto Receivables Owner Trust
0.190% due 03/23/2015		43,826	43,826
0.880% due 09/21/2015		18,240	18,263
Hyundai Auto Lease Securitization Trust
0.200% due 07/15/2015		3,300	3,300
Hyundai Auto Receivables Trust
0.180% due 05/15/2015		38,219	38,219
0.200% due 02/17/2015		7,600	7,600
MMAF Equipment Finance LLC
0.200% due 07/02/2015		1,200	1,200
Nissan Auto Receivables Owner Trust
0.230% due 12/15/2014		3,129	3,129
Toyota Auto Receivables Owner Trust
0.370% due 09/15/2015		2,439	2,440
USAA Auto Owner Trust
0.190% due 03/16/2015		16,956	16,956
Volkswagen Auto Loan Enhanced Trust
0.190% due 05/20/2015		32,750	32,750

Total Asset-Backed Securities (Cost $445,789)			445,801

SOVEREIGN ISSUES 6.4%
Belgium Government International Bond
0.875% due 09/14/2015		14,000	14,108
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	657,700	274,988
0.000% due 07/01/2015		1,265,540	515,646
Canada Government International Bond
2.375% due 09/10/2014		$12,000	12,045
Development Bank of Japan, Inc.
0.426% due 04/17/2015		4,000	4,000
4.250% due 06/09/2015		23,000	23,860
Export Development Canada
0.150% due 01/12/2015		7,200	7,173
0.180% due 06/03/2015		154,000	153,989
Japan Bank for International Cooperation
1.875% due 09/24/2015		34,600	35,246
2.875% due 02/02/2015		178,660	181,388
4.625% due 12/12/2014		236,500	241,154
Japan Finance Organization for Municipalities
0.399% due 11/28/2014		18,000	18,007
4.625% due 04/21/2015		18,175	18,801
Kommunalbanken A/S
0.248% due 01/26/2015		19,341	19,347
0.250% due 08/28/2014		447,680	447,762
0.311% due 03/18/2016		272,638	272,868
0.435% due 04/01/2015		14,750	14,772
1.000% due 02/09/2015		103,750	104,254
1.750% due 10/05/2015		40,200	40,936
2.750% due 05/05/2015		57,600	58,833
2.875% due 10/27/2014		44,500	44,881
Kommunekredit
0.279% due 11/20/2014		7,065	7,068
0.280% due 09/21/2015		12,000	12,005
0.310% due 10/05/2015		28,085	28,101
0.750% due 09/02/2014		105,765	105,860

Kommuninvest Sverige AB
0.222% due 09/12/2014		86,085	86,109
0.226% due 10/17/2014		185,440	185,457
0.233% due 02/06/2015		6,500	6,502
0.233% due 06/22/2015		22,100	22,118
0.254% due 03/26/2015		10,000	10,001
0.281% due 09/11/2014		31,800	31,807
1.000% due 04/27/2015		79,548	80,056
Mexico Government International Bond
6.625% due 03/03/2015		400	415
Municipality Finance PLC
0.288% due 01/19/2016		5,500	5,503
0.299% due 10/09/2015		18,000	18,015
Province of Nova Scotia
2.375% due 07/21/2015		15,000	15,333
Province of Ontario
0.274% due 08/13/2015		10,000	10,007
0.381% due 04/01/2015		32,100	32,139
0.950% due 05/26/2015		562,751	566,551
2.700% due 06/16/2015		146,300	149,756
2.950% due 02/05/2015		310,764	315,830
4.500% due 02/03/2015		137,069	140,539
Province of Quebec
4.600% due 05/26/2015		13,000	13,510
Republic of Korea
4.875% due 09/22/2014		1,000	1,010
State of North Rhine-Westphalia
0.360% due 03/06/2015		75,200	75,267
0.677% due 09/03/2014		123,200	123,308
1.500% due 01/13/2015		154,600	155,642
1.625% due 09/17/2014		62,700	62,885
Sweden Government International Bond
0.250% due 11/13/2014		211,000	211,137

Total Sovereign Issues (Cost $4,960,128)			4,975,989

SHORT-TERM INSTRUMENTS 50.2%
CERTIFICATES OF DEPOSIT 3.3%
Banco do Brasil S.A.
1.211% due 06/29/2015		25,600	25,607
Bank of Nova Scotia
0.000% due 02/10/2015	CAD	500,000	464,983
0.265% due 10/19/2015		$1,000	1,000
0.373% due 10/02/2015		205,600	205,613
0.520% due 03/06/2015		1,000	1,002
Barclays Bank PLC
0.532% due 05/01/2015		200,000	199,992
Credit Agricole
0.557% due 07/02/2015		358,000	357,930
Credit Suisse
0.437% due 01/12/2015		36,500	36,506
0.462% due 03/17/2015		80,300	80,302
0.467% due 04/10/2015		330,000	330,076
0.520% due 02/19/2015		75,000	75,063
0.547% due 08/24/2015		59,000	58,983
0.603% due 01/28/2016		9,100	9,106
0.626% due 01/15/2015		9,000	9,011
0.641% due 12/07/2015		16,500	16,520
Intesa Sanpaolo SpA
0.900% due 09/04/2014		102,000	102,011
Itau Unibanco Holding S.A.
1.190% due 06/26/2015		50,100	50,107
Kookmin Bank
0.775% due 05/04/2015		5,800	5,800
Macquarie Bank Ltd.
0.230% due 07/31/2014		37,500	37,498
Royal Bank of Canada
1.370% due 05/07/2015	CAD	500,000	468,361
Sumitomo Mitsui Banking Corp.
0.630% due 03/13/2015		$22,000	22,036
0.635% due 04/01/2015		22,350	22,402

			2,579,909

COMMERCIAL PAPER 8.7%
Amcor Ltd.
0.284% due 07/21/2014		26,600	26,596
AXA Financial, Inc.
0.561% due 06/01/2015		8,000	7,965
0.571% due 06/10/2015		19,200	19,114
BAT International Finance PLC
0.223% due 07/01/2014		27,200	27,200
0.233% due 07/02/2014		3,500	3,500
0.243% due 07/01/2014		39,100	39,100

0.243% due 07/09/2014	35,000	34,998
0.253% due 07/01/2014	38,700	38,700
0.253% due 07/02/2014	46,500	46,500
0.253% due 07/09/2014	15,000	14,999
0.264% due 07/14/2014	20,000	19,998
0.274% due 07/02/2014	20,000	20,000
0.274% due 07/08/2014	20,000	19,999
Cameron International Corp.
0.284% due 07/14/2014	15,000	14,998
Canadian Natural Resources Ltd.
0.274% due 07/08/2014	30,000	29,998
0.274% due 07/17/2014	55,900	55,893
0.274% due 07/24/2014	50,200	50,191
0.284% due 07/09/2014	22,000	21,999
0.284% due 07/10/2014	5,000	5,000
CNPC Finance Ltd.
0.385% due 07/03/2014	150,000	149,997
0.385% due 07/15/2014	76,000	75,989
0.406% due 07/01/2014	36,000	36,000
0.406% due 07/17/2014	17,800	17,797
0.406% due 07/23/2014	92,000	91,977
0.406% due 07/25/2014	105,000	104,972
ConAgra Foods, Inc.
0.477% due 07/21/2014	17,000	16,996
Cox Enterprises, Inc.
0.233% due 07/08/2014	96,100	96,096
0.243% due 07/09/2014	80,000	79,996
0.254% due 07/02/2014	100,000	99,999
0.254% due 07/15/2014	109,000	108,989
0.254% due 07/23/2014	6,300	6,299
0.254% due 07/29/2014	72,500	72,486
0.264% due 07/08/2014	44,000	43,998
0.284% due 07/01/2014	60,000	60,000
Daimler Finance North America LLC
0.586% due 02/26/2015	18,000	17,944
Dominion Resources
0.223% due 07/17/2014	20,000	19,998
0.233% due 07/02/2014	75,000	74,999
0.233% due 07/03/2014	24,000	24,000
0.233% due 07/07/2014	63,000	62,998
0.233% due 07/11/2014	7,200	7,199
0.233% due 07/14/2014	39,200	39,197
0.233% due 07/15/2014	33,400	33,397
0.243% due 07/02/2014	50,000	50,000
0.243% due 07/07/2014	25,000	24,999
0.243% due 07/14/2014	26,000	25,998
Edison International
0.213% due 07/01/2014	20,000	20,000
0.223% due 07/02/2014	23,000	23,000
0.243% due 07/08/2014	90,200	90,196
0.254% due 07/03/2014	20,000	20,000
0.254% due 07/11/2014	20,000	19,999
0.274% due 07/03/2014	9,675	9,675
Electricite de France
0.561% due 01/05/2015	900	898
0.571% due 01/02/2015	24,100	24,058
Enbridge Energy Partners
0.264% due 07/16/2014	31,500	31,497
0.264% due 07/18/2014	34,500	34,496
Enbridge, Inc.
0.264% due 07/01/2014	34,000	34,000
Eni Finance USA, Inc.
0.253% due 07/02/2014	50,800	50,800
Erste Abwicklungsanstalt
0.142% due 08/15/2014	70,000	69,988
0.152% due 07/23/2014	46,000	45,996
0.152% due 09/16/2014	70,000	69,975
0.152% due 09/18/2014	59,500	59,478
0.157% due 08/12/2014	67,000	66,988
0.157% due 08/21/2014	55,000	54,988
Ford Motor Credit Co. LLC
0.640% due 07/01/2014	800	800
0.640% due 10/06/2014	20,000	19,973
0.680% due 03/02/2015	800	796
0.734% due 03/03/2015	8,100	8,063
0.734% due 03/09/2015	900	896
0.743% due 10/03/2014	300	300
0.775% due 01/05/2015	15,000	14,952
0.898% due 07/14/2014	11,500	11,496
0.919% due 08/01/2014	35,000	34,973
Glencore Funding LLC
0.406% due 09/02/2014	12,164	12,158
0.457% due 08/21/2014	31,900	31,880
0.457% due 08/25/2014	19,300	19,287
0.457% due 08/26/2014	32,000	31,978
0.457% due 09/15/2014	30,600	30,581

0.589% due 10/07/2014	17,500	17,485
0.635% due 10/08/2014	11,200	11,190
0.661% due 10/16/2014	21,500	21,480
0.702% due 10/03/2014	35,000	34,972
0.702% due 10/06/2014	15,000	14,987
Hewlett Packard Co.
0.000% due 07/28/2014	5,000	4,999
Hitachi Capital America Corp.
0.253% due 07/07/2014	40,000	39,998
0.264% due 07/02/2014	184,600	184,599
0.264% due 07/07/2014	77,000	76,997
0.284% due 07/01/2014	10,000	10,000
0.304% due 07/23/2014	42,500	42,492
Holcim U.S. Finance SARL & Cie S.C.S.
0.330% due 08/14/2014	20,500	20,492
0.396% due 07/23/2014	4,600	4,599
0.406% due 07/14/2014	9,950	9,949
0.406% due 08/01/2014	13,000	12,995
Kansas City Southern Railway
0.477% due 07/07/2014	20,000	19,998
Kells Funding LLC
0.000% due 03/26/2015	90,000	89,993
0.000% due 03/27/2015	50,000	49,996
0.208% due 08/22/2014	35,000	34,990
0.223% due 09/04/2014	172,000	171,949
0.239% due 10/06/2014	25,000	24,988
Kinder Morgan Energy
0.213% due 07/01/2014	10,000	10,000
0.213% due 07/02/2014	41,900	41,900
Macquarie Bank Ltd.
0.000% due 04/07/2015	53,400	53,402
0.000% due 04/10/2015	159,000	159,000
0.000% due 05/01/2015	36,700	36,700
0.000% due 05/06/2015	177,000	177,000
NBCUniversal Enterprise, Inc.
0.233% due 07/18/2014	19,300	19,298
Nederlandse Waterschapsbank NV
0.000% due 08/13/2014	50,000	50,000
0.000% due 11/24/2014	100,000	99,996
0.000% due 12/05/2014	50,300	50,305
NOBLE Corp.
0.253% due 07/02/2014	16,900	16,900
0.304% due 07/15/2014	22,800	22,797
0.375% due 07/31/2014	13,600	13,596
0.436% due 07/17/2014	13,900	13,897
0.436% due 07/18/2014	26,300	26,295
0.436% due 07/28/2014	19,800	19,794
0.446% due 07/02/2014	19,000	19,000
0.467% due 07/07/2014	11,214	11,213
Northeast Utilities
0.223% due 07/02/2014	30,189	30,189
Oesterreichische Kontrollbank AG
0.172% due 09/15/2014	177,170	177,113
0.193% due 10/16/2014	225,000	224,876
Pacific Gas & Electric Co.
0.254% due 07/23/2014	10,875	10,873
0.254% due 07/24/2014	9,250	9,248
Pearson Holdings, Inc.
0.264% due 07/09/2014	7,600	7,600
0.274% due 07/07/2014	35,000	34,998
0.274% due 07/16/2014	10,000	9,999
0.284% due 07/18/2014	19,000	18,997
Plains All American Pipeline LP
0.233% due 07/07/2014	118,473	118,468
0.253% due 07/03/2014	21,600	21,600
Province of Ontario
0.091% due 07/14/2014	188,000	187,994
0.091% due 07/16/2014	150,000	149,994
Reckitt Benckiser Treasury Services PLC
0.305% due 04/23/2015	3,800	3,793
Thermo Fisher Scientific, Inc.
0.274% due 07/02/2014	12,800	12,800
0.274% due 07/09/2014	5,000	5,000
0.391% due 09/12/2014	7,400	7,393
0.396% due 09/26/2014	26,200	26,170
0.416% due 09/03/2014	8,852	8,845
0.416% due 09/22/2014	20,000	19,978
0.558% due 07/02/2014	20,800	20,800
Time Warner Cable
0.243% due 07/01/2014	38,600	38,600
0.254% due 07/23/2014	24,500	24,496
0.264% due 07/10/2014	15,000	14,999
0.274% due 07/18/2014	10,000	9,999
0.284% due 07/14/2014	3,800	3,800
0.284% due 07/15/2014	12,650	12,649
0.284% due 07/17/2014	15,000	14,998

0.284% due 07/22/2014		22,000	21,996
0.294% due 07/16/2014		40,450	40,445
TransCanada Corp.
0.274% due 07/14/2014		25,000	24,998
Virginia Electric & Power Co.
0.213% due 07/02/2014		22,500	22,500
0.213% due 07/03/2014		14,600	14,600
0.243% due 07/16/2014		31,300	31,297
Vodafone Group PLC
0.520% due 06/01/2015		43,000	42,802
0.561% due 04/10/2015		162,150	161,532
0.612% due 06/29/2015		197,500	196,501
Volvo Group Treasury North America LP
0.290% due 07/22/2014		40,000	39,993
0.294% due 07/02/2014		64,825	64,824
0.294% due 07/07/2014		35,000	34,998
0.294% due 07/08/2014		30,000	29,998
0.294% due 07/15/2014		40,000	39,995
0.294% due 07/16/2014		50,000	49,994
0.294% due 07/17/2014		25,600	25,597
0.294% due 07/18/2014		50,000	49,993
0.304% due 07/03/2014		60,000	59,999

			6,801,805

REPURCHASE AGREEMENTS (c) 11.9%			9,250,835

SHORT-TERM NOTES 11.1%
American Honda Finance Corp.
0.246% due 07/17/2014		3,285	3,285
Bank of Montreal
1.351% due 06/19/2015 (b)	CAD	260,000	243,777
Federal Farm Credit Bank
0.160% due 08/12/2014 - 10/01/2014		$74,895	74,894
Federal Home Loan Bank
0.090% due 01/16/2015 - 03/04/2015		1,226,200	1,226,062
0.092% due 11/25/2014		34,000	34,002
0.100% due 01/14/2015 - 03/11/2015		2,015,200	2,014,949
0.107% due 01/13/2015 - 02/25/2015		81,000	81,006
0.109% due 07/25/2014		515,000	514,995
0.110% due 01/09/2015 - 01/16/2015		955,000	955,105
0.120% due 05/01/2015 - 05/27/2015		973,350	972,979
0.125% due 09/03/2014 - 06/02/2015		1,218,715	1,218,667
0.130% due 03/12/2015 - 04/15/2015		85,320	85,306
0.131% due 12/09/2014		110,000	110,018
0.140% due 03/12/2015		26,500	26,497
0.150% due 04/14/2015		132,200	132,152
0.170% due 09/05/2014 - 02/12/2015		769,170	769,311
0.180% due 01/09/2015		3,500	3,502
Fosse Master Issuer PLC
0.274% due 04/18/2015		161,400	161,448
Honda Auto Receivables Owner Trust
0.180% due 05/18/2015		17,298	17,298
Nissan Auto Receivables Owner Trust
0.190% due 02/17/2015		14,979	14,979
Santander Drive Auto Receivables Trust
0.250% due 06/15/2015		10,000	10,000
0.270% due 01/15/2015		5,379	5,379
Southern California Edison Co.
0.258% due 01/26/2015		1,075	1,075

			8,676,686

FRANCE TREASURY BILLS 0.7%
(0.034%) due 07/10/2014 (a)	EUR	382,000	523,077

JAPAN TREASURY BILLS 9.8%
0.040% due 07/07/2014 - 09/29/2014 (a)†	JPY	769,830,000	7,598,864

MEXICO TREASURY BILLS 4.6%
3.277% due 07/10/2014 - 12/11/2014 (a)	MXN	46,578,516	3,568,169

U.S. TREASURY BILLS 0.1%
0.054% due 07/03/2014 - 12/26/2014 (a)(f)†		$62,927	62,913

Total Short-Term Instruments (Cost $38,962,332)			39,062,258

Total Investments in Securities (Cost $82,435,958)			82,580,926

Total Investments 106.2% (Cost $82,435,958)			$82,580,926
Financial Derivative Instruments (e)(0.2%) (Cost or Premiums, net $0)			(133,396)
Other Assets and Liabilities, net (6.0%)			(4,660,766)

Net Assets 100.0%			$77,786,764

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of Montreal	1.351%	06/19/2015	06/17/2014	$239,323	$243,777	0.31%

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.070%	06/11/2014	07/11/2014		$400,000	U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014	$(408,290)	$400,000	$400,016
	0.120%	05/05/2014	11/05/2014		150,000	Fannie Mae 3.000% - 3.500% due 12/01/2026 - 04/01/2043	(103,187)	150,000	150,029
						Freddie Mac 4.500% due 07/01/2026	(50,074)
	0.210%	02/03/2014	02/03/2016		1,915	International Business Machines Corp. 0.750% due 05/11/2015	(2,011)	1,915	1,917
	0.220%	05/19/2014	07/12/2016		950	General Electric Capital Corp. 3.450% due 05/15/2024	(1,009)	950	950
	0.230%	04/30/2014	04/30/2015		4,356	Darden Restaurants, Inc. 6.200% due 10/15/2017	(4,617)	4,356	4,361
	0.230%	03/21/2014	07/12/2015		3,356	Altria Group, Inc. 9.700% due 11/10/2018	(3,438)	3,356	3,359
	0.230%	05/21/2013	12/17/2015		319	Citigroup, Inc. 4.450% due 01/10/2017	(330)	319	320
BOS	0.100%	07/01/2014	07/02/2014		116,500	U.S. Treasury Notes 2.125% due 06/30/2021	(118,838)	116,500	116,500
BPS	0.000%	07/01/2014	07/02/2014	EUR	350,000	Caisse d’Amortissement de la Dette Sociale 3.375% due 04/25/2021	(149,751)	479,255	479,255
						Council Of Europe Development Bank 1.750% due 04/24/2024	(65,929)
						European Financial Stability Facility 1.375% due 06/07/2021	(126,713)
						European Stability Mechanism 0.875% due 10/15/2019	(142,226)
	0.400%	07/01/2014	07/02/2014	GBP	180,000	United Kingdom Gilt 3.250% due 01/22/2044	(304,590)	308,052	308,052
	1.010%	06/13/2014	07/03/2014	CAD	197,250	Province of Ontario 1.391% due 04/12/2016	(188,845)	184,855	184,946
	1.030%	05/20/2014	07/03/2014		355,005	Province of Ontario 4.200% due 06/02/2020	(334,742)	332,698	333,086
BRC	0.400%	07/01/2014	07/02/2014	GBP	600,000	United Kingdom Gilt 3.500% - 4.250% due 12/07/2049 - 07/22/2068	(1,016,444)	1,026,840	1,026,840
CIW	0.130%	06/30/2014	07/01/2014		$10,000	U.S. Treasury Notes 2.125% due 06/30/2021	(10,206)	10,000	10,000
GRE	0.100%	07/01/2014	07/02/2014		700	U.S. Treasury Notes 1.500% due 08/31/2018	(715)	700	700
JPS	0.080%	06/19/2014	07/03/2014		14,200	Fannie Mae 6.000% due 05/01/2041	(14,732)	14,200	14,200
MBC	0.090%	06/19/2014	07/03/2014		250,000	U.S. Treasury Notes 0.250% - 0.625% due 10/31/2015 - 08/31/2017	(255,648)	250,000	250,008
	0.320%	06/30/2014	07/01/2014	GBP	300,000	United Kingdom 4.500% due 09/07/2034	(512,058)	513,420	513,424
	0.370%	06/30/2014	07/01/2014		600,000	United Kingdom Gilt 0.125% - 0.750% due 03/22/2034 - 03/22/2044	(1,021,127)	1,026,840	1,026,850
MEI	0.420%	06/30/2014	07/01/2014		180,000	United Kingdom Gilt 3.500% - 3.750% due 01/22/2045 - 07/22/2052	(306,263)	308,052	308,056
NMO	0.260%	06/02/2014	07/02/2014		$150,000	Hydro-Quebec 9.375% - 9.500% due 02/01/2021 - 11/15/2030	(104,398)	150,000	150,031
						Province of Quebec 8.625% due 12/01/2026	(51,951)
	0.260%	06/09/2014	07/09/2014		150,000	Hydro-Quebec 8.500% - 9.400% due 02/01/2021 - 04/15/2030	(130,419)	150,000	150,024
						Province of Quebec 8.625% due 12/01/2026	(28,452)
NXN	0.130%	06/30/2014	07/01/2014		942,000	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 07/15/2015 - 04/15/2029	(960,693)	942,000	942,003
RDR	0.140%	06/30/2014	07/01/2014		25,900	U.S. Treasury Notes 1.375% due 07/31/2018	(26,438)	25,900	25,900
RYL	0.280%	06/30/2014	07/01/2014	GBP	150,000	United Kingdom Gilt 1.750% due 09/07/2022	(255,471)	256,710	256,712
	0.400%	07/01/2014	07/02/2014		400,000	United Kingdom Gilt Inflation Linked 0.750% due 03/22/2034	(683,060)	684,560	684,560
SBI	0.400%	07/01/2014	07/02/2014		200,000	United Kingdom Gilt 4.250% - 5.000% due 09/07/2014 - 12/07/2046	(340,629)	342,280	342,280
SOG	0.000%	07/01/2014	07/02/2014	EUR	400,000	European Stability Mechanism 0.234% due 12/11/2014	(542,402)	547,720	547,720
	0.230%	04/03/2014	12/31/2014		$42,262	Brazil Government International Bond 6.000% due 01/17/2017	(45,627)	42,262	42,286
	0.230%	04/14/2014	12/31/2014		86,066	Brazil Government International Bond 6.000% due 01/22/2021	(93,525)	86,066	86,185
	0.250%	06/02/2014	07/01/2014		261,923	Brazil Government International Bond 5.875% - 10.125% due 01/15/2019 - 05/15/2027	(114,155)	261,923	261,977
						Mexico Government International Bond 4.000% - 11.375% due 09/15/2016 - 10/02/2023	(111,604)
						Poland Government International Bond 5.000% due 10/19/2015	(53,461)
	0.250%	07/01/2014	08/01/2014		266,809	Brazil Government International Bond 4.250% - 8.875% due 10/14/2019 - 01/07/2025	(150,014)	266,809	266,809
						Mexico Government International Bond 11.375% due 09/15/2016	(101,479)
						Poland Government International Bond 5.000% due 10/19/2015	(32,076)
	0.400%	07/01/2014	07/02/2014	GBP	200,000	United Kingdom Gilt 3.750% - 4.250% due 12/07/2049 - 07/22/2052	(339,937)	342,280	342,280
SSB	0.000%	06/30/2014	07/01/2014		$2,217	Fannie Mae 2.110% due 11/07/2022	(2,265)	2,217	2,217
TDM	0.140%	06/30/2014	07/01/2014		17,800	U.S. Treasury Notes 0.375% - 2.000% due 01/15/2016 - 04/30/2016	(18,208)	17,800	17,800

Total Repurchase Agreements							$(9,328,047)	$9,250,835	$9,251,653

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $7,003 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2014		CAD	355,005		$326,238	$0	$(6,451)
	07/2014		EUR	25,000		33,914	0	(319)
	07/2014	†	JPY	150,000,000		1,471,662	0	(9,302)
	07/2014		MXN	238,428		18,379	29	0
	08/2014			238,112		18,336	28	0
	10/2014			5,184		395	0	(1)
	04/2015		CAD	30,929		27,809	0	(963)
	05/2015			500,000		455,518	0	(9,527)
	06/2015			260,000		237,132	0	(4,433)
BPS	07/2014		BRL	120,410		54,670	173	0
	07/2014		MXN	3,252,669		247,900	26	(2,540)
	07/2014			$52,581	BRL	120,410	1,916	0
	08/2014		MXN	3,689,046		$281,706	43	(1,745)
	09/2014			3,374,562		257,293	0	(1,408)
	09/2014			$76	MXN	996	0	0
	10/2014		DKK	300,000		$53,788	0	(1,339)
	10/2014		MXN	5,879,196		448,589	0	(1,364)
	11/2014			944,163		72,244	192	0
	04/2015		CAD	41,029		37,101	0	(1,066)
	07/2015		BRL	137,162		54,424	0	(1,996)
BRC	07/2014			121,631		53,838	0	(1,211)
	07/2014	†	JPY	158,130,000		1,555,928	260	(5,350)
	07/2014			$55,224	BRL	121,631	0	(175)
	08/2014	†	JPY	50,000,000		$490,196	0	(3,484)
	09/2014	†		239,520,000		2,342,661	0	(22,931)
	10/2014		GBP	10,538		17,427	0	(593)
	12/2014		MXN	12,381		938	0	(6)
	01/2015		CAD	14,100		12,765	0	(385)
CBK	07/2014			197,250		181,452	0	(3,399)
	07/2014		EUR	245,000		332,092	0	(3,396)
	07/2014	†	JPY	41,680,000		409,612	0	(1,835)
	08/2014	†		126,890,000		1,247,280	0	(5,725)
	08/2014		MXN	803,017		61,664	0	(49)
	09/2014			18,908		1,440	0	(9)
	11/2014		CAD	24,758		22,342	0	(780)
	02/2015			500,000		456,448	0	(9,551)
	04/2015		DKK	40,650		7,506	26	0
	05/2015		CAD	6,528		5,952	0	(120)
DUB	07/2014		BRL	434,456		197,256	625	0
	07/2014		EUR	112,000		151,504	0	(1,862)
	07/2014		MXN	565,228		43,230	0	(314)
	07/2014			$189,636	BRL	434,456	6,995	0
	08/2014		MXN	461,544		$35,401	0	(53)
	09/2014	†	JPY	3,610,000		35,393	0	(260)
	10/2014		DKK	3,127,360		570,306	34	(4,396)
	04/2015		BRL	474,000		192,448	0	(6,967)
	06/2015		JPY	1,600,000		15,718	0	(126)
FBF	07/2014		BRL	564,420		256,263	812	0
	07/2014		MXN	2,246		172	0	(1)
	07/2014			$252,125	BRL	564,420	3,326	0
	10/2014		GBP	3,552		$5,723	0	(351)
	04/2015		BRL	2,710		1,116	0	(24)
	07/2015			631,172		256,243	0	(3,381)
GLM	07/2014			168,190		76,363	242	0
	07/2014		MXN	1,893,362		143,438	0	(2,272)
	07/2014			$74,420	BRL	168,190	1,701	0
	08/2014		MXN	3,314,161		$252,780	25	(1,980)
	09/2014			182,639		13,937	0	(73)
	10/2014			5,454,821		416,183	0	(1,255)
	11/2014			1,132,388		86,697	288	(93)
	01/2015		CAD	14,100		12,784	0	(360)
	04/2015		BRL	180,990		74,420	0	(1,724)
HUS	07/2014		MXN	565,228		43,149	0	(395)
	01/2015		CAD	17,700		16,053	0	(448)
	02/2015			17,700		16,048	0	(448)
JPM	07/2014		BRL	1,165,846		514,771	0	(12,881)
	07/2014			$529,328	BRL	1,165,846	0	(1,677)
	08/2014		MXN	1,592,573		$122,756	477	0
	10/2014			1,500,000		114,142	0	(548)
MSC	07/2014			23,488		1,771	0	(38)
	08/2014			48,886		3,733	0	(24)
	09/2014			19,836		1,515	0	(7)
	10/2014			2,556,061		195,038	0	(545)
	11/2014		CAD	63,968		57,758	0	(1,983)
	11/2014		MXN	31,442		2,409	8	0
	04/2015		CAD	25,843		23,376	0	(665)
	07/2015		BRL	497,206		201,837	0	(2,682)
RBC	07/2014		MXN	1,511,569		116,743	604	(209)
	08/2014			4,613,131		354,946	610	(132)
	09/2014			991,596		76,072	0	(29)
	10/2014			808,293		61,598	0	(256)
	11/2014			2,934		223	0	(1)
	12/2014			827,619		62,739	0	(366)
RYL	04/2015		DKK	2,687,520		495,385	1,186	(368)
SOG	09/2014		MXN	16,043		1,221	0	(9)
	10/2014			4,603		351	0	(1)
UAG	11/2014		CAD	18,115		16,348	0	(570)
	04/2015			57,186		51,402	0	(1,795)

Total Forward Foreign Currency Contracts							$19,626	$(153,022)

(f)	Securities with an aggregate market value of $114,364 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,598,082	$224,935	$16,823,017
Industrials	0	1,995,638	0	1,995,638
Utilities	0	448,509	0	448,509
Municipal Bonds & Notes
Colorado	0	486	0	486
District of Columbia	0	534	0	534
Indiana	0	84,506	0	84,506
New Jersey	0	2,951	0	2,951
New York	0	19,827	0	19,827
Oregon	0	1,403	0	1,403
South Dakota	0	1,900	0	1,900
Washington	0	2,833	0	2,833
U.S. Government Agencies	0	15,160,036	2,427	15,162,463
U.S. Treasury Obligations	0	3,552,811	0	3,552,811
Asset-Backed Securities	0	445,801	0	445,801
Sovereign Issues	0	4,968,816	7,173	4,975,989
Short-Term Instruments
Certificates of Deposit	0	2,221,979	357,930	2,579,909
Commercial Paper	39,993	6,761,812	0	6,801,805
Repurchase Agreements	0	9,250,835	0	9,250,835
Short-Term Notes	0	8,676,686	0	8,676,686
France Treasury Bills	0	523,077	0	523,077
Japan Treasury Bills	0	7,598,864	0	7,598,864
Mexico Treasury Bills	0	3,568,169	0	3,568,169
U.S. Treasury Bills	0	62,913	0	62,913

Total Investments	$39,993	$81,948,468	$592,465	$82,580,926

Financial Derivative Instruments - Assets
Over the counter	$0	$19,626	$0	$19,626

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(153,022)	$0	$(153,022)

Totals	$39,993	$81,815,072	$592,465	$82,447,530

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Japan Fund I, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7%
CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 2.1%
American International Group, Inc.
5.050% due 10/01/2015	$20,000	$21,090
CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,075
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,458
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 ^	5,000	1,006
7.000% due 09/27/2027 ^	2,000	398
SLM Corp.
8.000% due 03/25/2020	1,300	1,506
8.450% due 06/15/2018	4,000	4,738
Wells Fargo Bank N.A.
6.180% due 02/15/2036 (b)	600	727

		37,998

INDUSTRIALS 0.6%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	9,045	10,131
UAL Pass-Through Trust
6.636% due 01/02/2024	1,038	1,148

		11,279

Total Corporate Bonds & Notes (Cost $48,840)		49,277

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.212% due 12/25/2036	14	14
0.217% due 12/25/2036	284	278
0.272% due 03/25/2034	224	222
0.352% due 05/25/2035	61	61
0.452% due 01/25/2034	42	42
0.502% due 05/25/2042 - 09/25/2042	382	379
0.552% due 08/25/2017 - 12/25/2033	294	294
0.554% due 11/17/2030 - 05/18/2032	156	158
0.592% due 05/25/2036	100	100
0.602% due 10/25/2030	83	84
0.604% due 09/17/2027 - 10/18/2030	172	173
0.620% due 03/25/2027	132	130
0.630% due 03/25/2027	307	302
0.652% due 08/25/2031 - 01/25/2033	198	201
0.654% due 11/18/2030	58	59
0.702% due 12/25/2021 - 12/25/2030	87	88
0.752% due 04/25/2022 - 12/25/2023	83	84
0.802% due 10/25/2022 - 11/25/2031	173	175
0.852% due 09/25/2022 - 04/25/2032	121	123
0.902% due 05/25/2022	74	75
0.952% due 09/25/2020	40	41
0.982% due 01/25/2022	60	61
1.152% due 12/25/2023 - 04/25/2032	445	455
1.302% due 04/25/2023 - 10/25/2023	161	166
1.324% due 07/01/2042 - 07/01/2044	1,100	1,130
1.352% due 05/25/2022 - 01/25/2024	235	242
1.374% due 09/01/2041	56	59
1.524% due 09/01/2040	7	7
1.625% due 07/01/2017	11	11
1.628% due 08/01/2028	248	260
1.650% due 06/01/2033	272	286
1.679% due 10/01/2034	427	444
1.687% due 07/01/2033	268	269
1.688% due 05/01/2034	140	150
1.731% due 05/01/2032	67	70
1.750% due 11/01/2036	183	183
1.763% due 04/01/2028	73	73
1.780% due 07/01/2035	438	443
1.786% due 06/01/2035	101	106
1.787% due 04/01/2033 - 09/01/2033	233	250
1.790% due 10/01/2032 - 12/01/2032	82	87
1.792% due 09/01/2033	279	300
1.810% due 05/01/2035	148	154
1.825% due 01/01/2033	31	33

1.827% due 12/01/2032 - 07/01/2036	226	226
1.835% due 01/01/2035	18	19
1.840% due 10/01/2032 - 05/01/2034	221	224
1.842% due 06/01/2020	2	2
1.844% due 04/01/2035	33	34
1.865% due 11/01/2033	315	329
1.870% due 10/01/2035 - 07/01/2036	594	619
1.876% due 02/01/2037	74	79
1.882% due 04/25/2023	18	19
1.893% due 03/01/2034	314	328
1.897% due 06/01/2034 - 09/01/2034	173	181
1.899% due 01/01/2035	240	253
1.900% due 09/01/2033	413	415
1.915% due 01/01/2034 - 02/01/2035	588	618
1.925% due 09/01/2033	122	128
1.928% due 07/01/2034	215	230
1.940% due 07/01/2035	122	129
1.951% due 07/01/2027 - 11/01/2040	67	69
1.962% due 07/01/2034	598	630
1.979% due 11/01/2035	78	82
1.980% due 02/01/2035	71	76
1.990% due 10/01/2024	18	19
1.995% due 01/01/2033	135	136
2.004% due 11/01/2022	8	8
2.012% due 12/01/2034	44	46
2.018% due 07/01/2022 - 08/01/2032	8	9
2.020% due 07/01/2033	261	276
2.025% due 05/01/2030	23	23
2.035% due 08/01/2035	160	161
2.039% due 04/01/2034	62	66
2.040% due 08/01/2033	1	1
2.041% due 11/01/2035	106	112
2.044% due 07/01/2037	139	145
2.066% due 04/01/2037	94	102
2.070% due 04/01/2034	50	52
2.089% due 02/01/2034	207	218
2.100% due 07/01/2034	65	69
2.110% due 07/01/2033	288	303
2.116% due 11/01/2035	52	56
2.120% due 02/01/2035 - 05/01/2035	438	439
2.125% due 08/01/2032 - 08/01/2034	402	409
2.127% due 09/01/2033	323	344
2.129% due 05/01/2033	21	21
2.130% due 03/25/2022	9	10
2.138% due 11/01/2034	40	42
2.143% due 05/01/2036	159	170
2.146% due 11/01/2032	41	43
2.150% due 01/01/2034	6	6
2.160% due 02/01/2035	102	103
2.170% due 04/01/2034	181	182
2.173% due 12/01/2035	7	8
2.183% due 03/01/2033	96	97
2.190% due 11/01/2034	343	365
2.198% due 02/01/2034	355	376
2.199% due 12/01/2034	118	125
2.200% due 07/01/2019	10	10
2.213% due 11/01/2026	276	278
2.216% due 01/01/2037	11	12
2.225% due 01/01/2035	129	138
2.226% due 04/01/2033	71	77
2.227% due 02/01/2032	51	51
2.230% due 10/25/2021	22	21
2.234% due 03/01/2035	387	412
2.240% due 06/01/2027	14	14
2.245% due 04/01/2033 - 06/01/2037	149	159
2.250% due 06/01/2019 - 03/01/2036	326	330
2.251% due 12/01/2036	276	295
2.254% due 07/01/2029	26	26
2.257% due 04/01/2040	631	674
2.258% due 09/01/2033	66	71
2.260% due 11/01/2043	123	124
2.262% due 01/01/2033	34	36
2.268% due 01/01/2033	17	18
2.273% due 04/01/2035	51	52
2.274% due 08/01/2033	5	5
2.275% due 03/01/2035	129	129
2.277% due 08/01/2035	340	367
2.278% due 01/01/2034	71	71
2.280% due 03/01/2034	23	23
2.281% due 07/01/2034	192	206
2.284% due 04/01/2035	119	124
2.295% due 07/01/2036	83	83
2.297% due 07/01/2035	4	5
2.300% due 03/01/2035 - 01/01/2036	456	485
2.307% due 11/01/2031	28	30
2.309% due 03/01/2033	17	18

2.314% due 04/01/2036	8	9
2.315% due 05/01/2035 - 08/01/2046	117	117
2.317% due 05/01/2037	445	450
2.320% due 11/01/2033 - 07/01/2037	974	1,015
2.326% due 02/01/2034	141	150
2.330% due 08/01/2033 - 10/01/2033	688	699
2.335% due 04/01/2035 - 09/01/2035	359	382
2.340% due 09/01/2034 - 06/01/2035	195	198
2.343% due 11/01/2033 - 02/01/2035	423	450
2.344% due 06/01/2030	23	23
2.348% due 07/01/2035	127	136
2.355% due 01/01/2033	5	5
2.362% due 12/01/2035	54	57
2.363% due 06/01/2034	8	9
2.364% due 04/01/2033	3	3
2.370% due 04/01/2036	215	217
2.372% due 10/01/2035	58	63
2.375% due 12/01/2033 - 02/01/2036	2,028	2,091
2.378% due 02/01/2034	59	63
2.381% due 10/01/2033	100	106
2.385% due 06/01/2036	196	212
2.390% due 07/01/2026	348	358
2.397% due 05/01/2036	300	320
2.400% due 09/01/2032 - 04/01/2035	331	346
2.402% due 03/01/2033	131	140
2.407% due 11/01/2034	46	49
2.414% due 11/01/2033	210	225
2.420% due 11/01/2034 - 12/01/2035	166	172
2.424% due 07/01/2035	25	27
2.426% due 01/01/2019	89	93
2.435% due 11/01/2024	115	115
2.464% due 01/01/2036	28	30
2.470% due 06/01/2034	311	314
2.474% due 09/01/2036	6	6
2.475% due 12/01/2036	25	26
2.479% due 12/01/2035	57	60
2.480% due 12/01/2035	237	238
2.482% due 08/01/2035	100	107
2.485% due 11/01/2034	36	39
2.490% due 10/01/2043	17	18
2.492% due 09/01/2029 - 08/01/2034	671	678
2.500% due 07/01/2035	75	75
2.503% due 12/01/2032	170	171
2.508% due 06/01/2030	2	2
2.518% due 09/01/2035	678	688
2.523% due 03/01/2035	274	292
2.525% due 08/01/2033	660	669
2.530% due 07/01/2017	7	7
2.537% due 04/01/2036	118	118
2.543% due 04/01/2035	53	57
2.580% due 03/01/2036	170	171
2.590% due 09/01/2018	11	11
2.625% due 03/01/2034 - 06/01/2034	244	246
2.633% due 12/01/2030	5	5
2.680% due 12/01/2018	7	7
2.720% due 07/01/2019	4	4
2.750% due 07/01/2019	9	9
2.775% due 04/01/2018	1	1
2.791% due 04/01/2033	273	274
2.805% due 09/01/2017	7	7
2.993% due 05/01/2036	504	526
3.000% due 12/01/2018	7	7
3.037% due 03/01/2030	761	798
3.062% due 08/25/2042	57	59
3.075% due 01/01/2018	6	6
3.114% due 09/01/2035	377	401
3.283% due 05/01/2036	149	156
3.310% due 02/25/2032	112	115
3.365% due 08/01/2024	8	8
3.400% due 06/01/2021	18	18
3.787% due 05/01/2036	156	163
4.000% due 08/25/2018	16	16
4.500% due 09/25/2018	35	37
4.605% due 08/01/2036	182	192
5.000% due 09/25/2016	22	22
5.230% due 11/01/2014	1	1
5.240% due 03/01/2038	103	104
5.500% due 03/25/2017 - 08/25/2020	42	45
5.658% due 08/01/2037	662	696
5.913% due 12/25/2042	214	242
6.000% due 02/25/2017 - 08/25/2044	140	153
6.250% due 05/25/2042	49	55
6.267% due 11/01/2047	548	559
6.500% due 07/25/2021 - 01/25/2044	1,239	1,404
6.510% due 09/01/2024	579	620
6.700% due 10/01/2047	123	125

6.750% due 02/01/2015	1	1
7.000% due 10/01/2015 - 02/25/2044	205	231
7.500% due 05/01/2028 - 05/25/2042	63	71
8.000% due 08/25/2022 - 10/01/2026	184	205
9.000% due 03/25/2020 - 01/01/2026	117	125
9.500% due 07/01/2021	15	15
Federal Housing Administration
7.430% due 01/01/2021 - 06/25/2021	203	199
Freddie Mac
0.412% due 08/25/2031	837	818
0.432% due 09/25/2031	485	454
0.452% due 03/15/2036	10	10
0.502% due 10/15/2028 - 06/25/2029	324	313
0.552% due 07/15/2026 - 05/25/2043	1,931	1,923
0.602% due 03/15/2024 - 08/15/2029	315	316
0.652% due 05/15/2023 - 01/15/2032	355	360
0.702% due 08/15/2029 - 03/15/2032	298	302
0.752% due 08/15/2022 - 12/15/2031	439	444
0.852% due 04/15/2022	35	36
1.319% due 02/25/2045	106	108
1.324% due 10/25/2044	1,183	1,204
1.524% due 07/25/2044	5,881	5,870
1.846% due 08/01/2015	1	1
1.868% due 12/01/2035	82	86
1.951% due 02/01/2019	37	39
1.972% due 03/01/2035	89	94
2.018% due 01/01/2030	86	88
2.040% due 09/01/2034 - 01/01/2037	227	230
2.100% due 08/01/2033	46	49
2.136% due 04/01/2036	421	425
2.200% due 10/01/2027	20	20
2.230% due 11/01/2036	714	722
2.250% due 11/01/2029 - 02/01/2037	111	113
2.261% due 05/01/2035	303	322
2.266% due 03/01/2030	86	87
2.290% due 09/01/2035 - 07/01/2036	865	880
2.309% due 08/01/2036	105	106
2.324% due 11/01/2024	40	41
2.325% due 07/01/2033	45	45
2.330% due 12/01/2036	126	134
2.335% due 02/01/2035	97	98
2.350% due 09/01/2030 - 05/01/2035	754	783
2.352% due 08/01/2035	252	252
2.370% due 01/01/2036 - 02/01/2036	163	174
2.374% due 03/01/2032	196	208
2.375% due 04/01/2032 - 11/01/2036	1,061	1,108
2.380% due 03/01/2036	478	508
2.387% due 01/01/2030	192	205
2.399% due 08/01/2035	401	420
2.402% due 08/01/2035	10	11
2.403% due 09/01/2035	32	34
2.405% due 09/01/2034 - 11/01/2036	954	994
2.411% due 09/01/2034 - 04/01/2035	192	197
2.412% due 07/01/2035	222	236
2.418% due 07/01/2035	13	14
2.420% due 04/01/2036	34	34
2.438% due 01/01/2036	20	22
2.439% due 01/01/2034	1,196	1,275
2.457% due 09/01/2034	173	175
2.458% due 01/01/2035	25	27
2.461% due 06/01/2035	6	6
2.480% due 09/01/2035	114	116
2.483% due 12/01/2034	25	27
2.485% due 07/01/2036	1	1
2.491% due 06/01/2036	352	354
2.492% due 02/01/2036	61	66
2.493% due 09/01/2035	161	172
2.496% due 06/01/2035	29	31
2.498% due 04/01/2034 - 02/01/2036	48	51
2.500% due 03/01/2035	251	252
2.505% due 01/01/2035	87	87
2.513% due 11/01/2034	308	309
2.515% due 12/01/2035	151	160
2.557% due 12/01/2024	190	191
2.610% due 02/01/2036	34	37
2.628% due 08/01/2023	15	15
2.653% due 02/01/2035	718	768
2.662% due 01/01/2037	10	11
2.667% due 10/01/2035	420	447
2.712% due 03/01/2035	143	152
2.735% due 12/01/2034	22	22
2.903% due 01/01/2027	352	371
2.965% due 07/01/2019	3	3
3.323% due 09/01/2037	579	588
3.499% due 04/01/2030	705	747
3.500% due 03/15/2018	3	3

4.094% due 09/01/2030	418	442
4.500% due 03/15/2021 - 04/15/2032	311	342
5.123% due 10/01/2034	2	2
5.153% due 08/01/2035	70	74
5.495% due 08/01/2037	534	557
5.500% due 05/15/2017 - 10/15/2032	42	46
5.656% due 03/01/2036	16	17
5.858% due 09/01/2037	607	622
6.000% due 09/15/2016 - 05/01/2035	162	176
6.010% due 09/01/2036	407	417
6.051% due 07/01/2037	594	638
6.250% due 12/15/2023	13	15
7.000% due 06/01/2017 - 07/15/2027	117	133
8.500% due 11/15/2021	152	172
Ginnie Mae
0.352% due 01/16/2031	32	32
0.503% due 06/20/2032	56	57
0.552% due 03/16/2029 - 02/16/2032	168	170
0.602% due 03/16/2031	71	71
0.652% due 04/16/2030 - 04/16/2032	125	125
1.625% due 07/20/2026 - 04/20/2033	2,223	2,303
2.000% due 02/20/2025	15	15

Total U.S. Government Agencies (Cost $73,866)		75,731

MORTGAGE-BACKED SECURITIES 51.0%
Adjustable Rate Mortgage Trust
0.402% due 10/25/2035	26	25
0.892% due 02/25/2035	424	426
2.375% due 01/25/2035	2,126	2,143
2.445% due 01/25/2035	908	916
2.705% due 03/25/2035	88	84
2.718% due 11/25/2035 ^	513	446
American Home Mortgage Investment Trust
0.442% due 02/25/2045	4,429	4,421
1.822% due 09/25/2045	1,817	1,745
1.947% due 09/25/2035	13,188	13,230
2.173% due 10/25/2034	359	362
2.322% due 02/25/2045	1,218	1,226
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	1,263	1,340
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	667	691
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,829
5.361% due 02/10/2051	6,970	7,743
5.421% due 09/10/2045	22,569	23,992
5.617% due 07/10/2046	7,896	8,592
5.634% due 04/10/2049	290	291
Banc of America Funding Corp.
0.371% due 11/03/2041	23,472	23,359
0.411% due 10/03/2039	6,386	6,328
2.578% due 11/20/2034	3,330	3,206
2.682% due 03/20/2035	65	66
2.745% due 11/20/2035 ^	328	294
Banc of America Large Loan, Inc.
5.369% due 10/10/2045	8,191	8,675
Banc of America Mortgage Trust
2.692% due 04/25/2034	238	239
2.713% due 02/25/2034	1,042	1,053
2.719% due 05/25/2033	756	763
2.740% due 09/25/2033	6,980	7,007
2.748% due 11/25/2034	41	42
2.758% due 10/25/2034	46	46
2.777% due 09/25/2033	298	297
2.836% due 01/25/2034	164	165
2.846% due 11/25/2033	182	184
2.948% due 01/25/2035	164	165
3.024% due 02/25/2033	235	235
5.000% due 12/25/2018	27	27
5.013% due 10/25/2035	249	245
6.500% due 09/25/2033	381	395
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.349% due 09/10/2047	8,000	8,366
BCAP LLC Trust
0.272% due 07/26/2036	1,265	1,262
0.282% due 06/26/2037	3,383	3,259
0.343% due 12/21/2046	551	550
0.362% due 02/26/2036	7,387	7,058
2.054% due 12/26/2036	3,379	3,382
2.101% due 05/26/2037	2,053	2,066
2.199% due 07/26/2037	943	945
2.311% due 02/26/2037	917	920
2.380% due 05/26/2036	944	946
2.449% due 03/26/2037	1,307	1,315
2.476% due 11/26/2035	5,815	5,796

2.500% due 10/26/2035	3,104	3,136
2.557% due 06/26/2037	792	793
2.562% due 11/26/2035	152	152
2.588% due 10/26/2035	1,622	1,630
2.595% due 05/26/2037	1,196	1,202
2.611% due 05/20/2035	2,946	2,991
2.611% due 10/26/2036	1,261	1,256
2.612% due 07/26/2036	1,984	2,006
2.614% due 07/26/2036	280	280
2.726% due 02/26/2036	10,556	10,577
2.744% due 04/26/2037	4,047	4,039
2.747% due 07/26/2037	92	92
2.936% due 05/26/2047	2,586	2,583
3.215% due 04/26/2037	753	755
4.689% due 07/26/2037	1,285	1,314
5.250% due 06/26/2035	4,129	4,330
5.500% due 12/26/2035	2,594	2,649
5.500% due 02/26/2036	3,586	3,735
6.000% due 08/26/2037	2,007	2,050
6.500% due 02/26/2036	6,124	6,126
BCRR Trust
5.997% due 08/17/2045	7,755	8,436
Bear Stearns Adjustable Rate Mortgage Trust
2.142% due 10/25/2033	2	2
2.234% due 04/25/2033	33	33
2.344% due 02/25/2033	11	11
2.410% due 10/25/2035	2,643	2,625
2.431% due 10/25/2033	43	44
2.488% due 08/25/2033	3,214	3,257
2.504% due 04/25/2033	242	247
2.545% due 08/25/2033	349	357
2.564% due 01/25/2035	128	128
2.580% due 03/25/2035	1,648	1,677
2.636% due 10/25/2034	3,524	3,217
2.652% due 05/25/2034	1,655	1,636
2.654% due 05/25/2034	2,171	2,110
2.654% due 11/25/2034	1,692	1,714
2.663% due 10/25/2035	929	931
2.667% due 02/25/2033	12	11
2.684% due 05/25/2033	1	1
2.684% due 02/25/2034	1,056	1,019
2.688% due 02/25/2034	182	184
2.722% due 01/25/2035	144	146
2.737% due 01/25/2034	298	303
2.763% due 10/25/2034	73	73
2.771% due 01/25/2034	839	845
2.881% due 01/25/2035	3,814	3,858
2.957% due 07/25/2034	117	118
2.999% due 12/25/2035	583	588
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	857	795
0.492% due 08/25/2036	15	10
2.583% due 05/25/2035	126	123
2.648% due 11/25/2036	605	429
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	33,724	36,843
5.605% due 03/11/2039	11,271	11,926
8.536% due 10/15/2032	3,358	3,438
Chase Mortgage Finance Trust
2.498% due 02/25/2037	5,505	5,547
2.519% due 12/25/2035 ^	120	111
2.536% due 12/25/2035 ^	191	174
2.602% due 02/25/2037	2,483	2,345
Citicorp Mortgage Securities Trust
5.000% due 02/25/2035	8	8
Citigroup Mortgage Loan Trust, Inc.
0.952% due 08/25/2035	661	555
1.930% due 09/25/2035	4,537	4,566
1.990% due 08/25/2034	13	13
2.280% due 09/25/2035	9,549	9,592
2.500% due 05/25/2035	311	305
2.500% due 11/25/2035	839	838
2.622% due 03/25/2034	88	87
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	333	285
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	673	736
5.965% due 05/15/2046	3,956	4,339
Commercial Mortgage Pass-Through Certificates
4.840% due 10/15/2037	11,806	11,846
Countrywide Alternative Loan Trust
0.352% due 06/25/2037	2,934	2,628
0.552% due 03/25/2034	32	32
0.930% due 09/25/2034	3,264	3,230
1.595% due 08/25/2035	5,511	5,219
2.560% due 06/25/2037	1,121	210
4.867% due 10/25/2035 ^	208	176

Countrywide Home Loan Mortgage Pass-Through Trust
0.502% due 08/25/2035	326	258
0.692% due 02/25/2035	388	371
2.376% due 02/20/2036	77	67
2.420% due 06/20/2035	428	415
2.498% due 11/25/2034	4,948	4,683
2.509% due 04/20/2035	2,846	2,906
2.537% due 08/25/2034	2,637	2,371
2.549% due 12/25/2033	276	278
2.551% due 08/25/2034	3,744	3,657
2.665% due 11/19/2033	100	99
2.741% due 11/19/2033	25	25
2.757% due 08/25/2033	347	315
4.500% due 10/25/2018	21	22
5.500% due 10/25/2035	578	563
5.500% due 11/25/2035	548	539
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039	10,000	10,803
5.383% due 02/15/2040	665	723
5.467% due 09/15/2039	10,505	11,326
5.982% due 06/15/2038	8,422	9,008
Credit Suisse First Boston Mortgage Securities Corp.
1.928% due 07/25/2033	102	100
2.244% due 07/25/2033	584	588
2.292% due 03/25/2034	47	47
2.372% due 10/25/2033	1,191	1,219
2.484% due 11/25/2032	25	25
2.533% due 01/25/2034	1,668	1,659
2.743% due 11/25/2034	2,214	2,250
5.500% due 08/25/2034	3	3
6.500% due 04/25/2033	96	98
Credit Suisse Mortgage Capital Certificates
4.689% due 07/26/2037	11,776	12,070
5.695% due 09/15/2040	100	107
7.000% due 08/26/2036	751	758
DBRR Trust
0.853% due 02/25/2045	13,466	13,465
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	117	121
5.250% due 06/25/2035	404	398
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^	12	8
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
1.252% due 07/27/2045	19,994	19,954
First Horizon Alternative Mortgage Securities Trust
2.188% due 08/25/2034	900	895
2.237% due 09/25/2035	107	95
2.250% due 07/25/2035	347	292
First Horizon Mortgage Pass-Through Trust
0.422% due 02/25/2035	263	240
0.625% due 02/25/2035	1,129	1,060
2.571% due 08/25/2035	3,408	3,316
2.575% due 04/25/2035	1,127	1,116
First Republic Bank Mortgage Pass-Through Certificates
0.632% due 06/25/2030	262	264
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	246	232
0.952% due 11/15/2032	353	344
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	18,886	20,744
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	7,366	7,754
GMAC Mortgage Corp. Loan Trust
2.931% due 11/19/2035	453	442
GSR Mortgage Loan Trust
0.342% due 08/25/2046	980	962
0.502% due 01/25/2034	545	526
1.850% due 03/25/2033	30	29
2.090% due 06/25/2034	290	292
2.243% due 06/25/2034	35	35
2.613% due 05/25/2035	267	250
2.660% due 08/25/2034	233	231
2.696% due 09/25/2034	8,400	8,046
6.000% due 03/25/2032	12	13
HarborView Mortgage Loan Trust
0.345% due 02/19/2046	1,503	1,336
0.375% due 05/19/2035	92	82
2.119% due 08/19/2034	2,750	2,756
2.168% due 06/19/2034	5,412	5,439
2.491% due 05/19/2033	938	948
Impac CMB Trust
0.672% due 04/25/2035	2,055	1,909
0.792% due 08/25/2035	2,904	2,622
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032	56	55

IndyMac Mortgage Loan Trust
0.342% due 09/25/2046	731	633
0.932% due 05/25/2034	203	191
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	18
JPMorgan Chase Commercial Mortgage Securities Trust
5.335% due 08/12/2037	8,795	8,970
5.439% due 01/15/2049	15,205	16,726
5.892% due 02/12/2049	28,201	31,342
JPMorgan Mortgage Trust
1.990% due 11/25/2033	48	49
2.201% due 07/25/2035	16,936	16,971
2.277% due 12/25/2034	2,213	2,230
2.356% due 12/25/2034	70	72
2.434% due 09/25/2034	4	4
2.476% due 11/25/2035	543	519
2.547% due 11/25/2033	92	93
2.625% due 07/25/2035	1,137	1,149
2.663% due 07/25/2035	1,131	1,048
2.681% due 10/25/2035	858	865
2.815% due 04/25/2035	2,155	2,186
2.952% due 02/25/2035	2,082	2,074
3.072% due 04/25/2035	758	775
5.240% due 07/25/2035	88	90
JPMorgan Resecuritization Trust
2.680% due 08/27/2037	6,049	6,154
LB-UBS Commercial Mortgage Trust
4.836% due 02/15/2040	2,000	2,032
MASTR Adjustable Rate Mortgages Trust
2.250% due 02/25/2034	410	404
2.510% due 09/25/2033	992	999
2.571% due 08/25/2034	5,091	5,086
2.614% due 01/25/2036	359	356
2.636% due 11/21/2034	2,829	2,884
2.665% due 01/25/2034	70	69
2.680% due 08/25/2034	1,490	1,494
2.684% due 07/25/2034	2,903	2,907
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,300	1,358
Merrill Lynch Mortgage Investors Trust
0.612% due 04/25/2029	2,814	2,730
0.772% due 08/25/2028	157	153
0.812% due 06/25/2028	423	410
1.151% due 03/25/2028	801	801
2.127% due 04/25/2029	1,618	1,619
2.127% due 04/25/2035	1,639	1,610
2.146% due 12/25/2034	350	350
2.225% due 02/25/2034	101	97
2.470% due 02/25/2035	389	390
2.575% due 09/25/2033	28	29
2.615% due 06/25/2035	1,326	1,303
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	984	1,063
5.485% due 03/12/2051	500	550
Morgan Stanley Capital Trust
5.419% due 09/15/2047	1,000	1,134
5.447% due 02/12/2044	7,113	7,772
Morgan Stanley Mortgage Loan Trust
0.422% due 09/25/2035	6,381	6,343
0.472% due 01/25/2035	2,358	2,255
2.375% due 02/25/2034	8	8
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045	21,899	24,034
Nomura Asset Acceptance Corp.
0.932% due 10/25/2034	10	10
2.499% due 10/25/2035	86	78
3.216% due 05/25/2035	154	155
Opteum Mortgage Acceptance Corp. Trust
0.432% due 11/25/2035	14	14
PNC Mortgage Acceptance Corp.
5.910% due 03/12/2034	6,875	7,132
Prime Mortgage Trust
0.552% due 02/25/2034	98	93
5.000% due 08/25/2034	158	162
6.000% due 02/25/2034	41	43
Provident Funding Mortgage Loan Trust
2.503% due 05/25/2035	99	100
RBSSP Resecuritization Trust
0.472% due 08/26/2045	576	539
Residential Accredit Loans, Inc. Trust
0.552% due 01/25/2033	221	217
0.582% due 02/25/2033	329	320
3.063% due 04/25/2035 ^	6	1
5.500% due 08/25/2034	20	20
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	91	93
7.500% due 12/25/2031	739	766

Residential Asset Securitization Trust
3.750% due 10/25/2018	8	8
5.250% due 04/25/2034	304	317
Residential Funding Mortgage Securities, Inc. Trust
3.801% due 02/25/2036 ^	303	269
6.500% due 03/25/2032	27	28
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	513	545
6.068% due 09/17/2039	10,107	11,104
Sequoia Mortgage Trust
0.580% due 03/20/2035	737	663
0.834% due 05/20/2034	2,680	2,590
0.913% due 04/20/2033	102	103
0.953% due 10/20/2027	375	370
1.899% due 07/20/2034	73	75
Silver Oak Ltd.
1.680% due 06/21/2018	19,000	19,279
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 03/25/2035	244	207
0.452% due 09/25/2034	303	202
0.592% due 08/25/2035	1,616	1,517
2.377% due 03/25/2034	97	97
2.387% due 06/25/2034	1,696	1,725
2.416% due 09/25/2034	8,673	8,792
2.443% due 07/25/2034	1,049	1,057
2.469% due 08/25/2034	2,968	2,982
2.472% due 08/25/2034	1,915	1,869
2.517% due 03/25/2034	418	422
Structured Asset Mortgage Investments Trust
0.835% due 11/19/2033	122	117
0.835% due 05/19/2035	533	524
0.855% due 03/19/2034	271	271
0.855% due 12/19/2034	8,292	8,360
0.855% due 02/19/2035	7,753	7,587
0.995% due 02/19/2033	570	553
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.842% due 05/25/2032	35	35
2.125% due 07/25/2032	20	20
2.346% due 06/25/2033	5,343	5,407
2.369% due 03/25/2033	445	447
2.418% due 09/25/2033	180	179
2.468% due 11/25/2033	148	147
Thornburg Mortgage Securities Trust
0.792% due 09/25/2043	2,500	2,466
2.237% due 04/25/2045	3,675	3,741
Wachovia Bank Commercial Mortgage Trust
5.557% due 03/15/2045	16,127	17,213
5.933% due 06/15/2049	22,860	25,051
WaMu Mortgage Pass-Through Certificates Trust
0.372% due 08/25/2046 ^	784	119
0.382% due 04/25/2045	6,861	6,561
0.412% due 11/25/2045	10,114	9,536
0.422% due 07/25/2045	3,955	3,752
0.422% due 12/25/2045	5,279	4,996
0.442% due 07/25/2045	13,426	12,784
0.442% due 10/25/2045	6,745	6,386
0.442% due 12/25/2045	5,591	5,184
0.462% due 01/25/2045	6,984	6,907
0.472% due 08/25/2045	484	464
0.512% due 11/25/2034	7,209	6,987
0.552% due 01/25/2045	2,809	2,658
0.572% due 07/25/2044	1,071	1,073
0.678% due 10/25/2044	658	642
1.123% due 08/25/2046	141	126
1.323% due 11/25/2042	285	280
1.523% due 08/25/2042	29	28
1.523% due 04/25/2044	1,574	1,559
2.201% due 08/25/2046	3,190	2,958
2.201% due 09/25/2046	8,084	7,588
2.201% due 11/25/2046	2,424	2,393
2.311% due 02/25/2037 ^	630	539
2.349% due 10/25/2035	2,658	716
2.407% due 03/25/2034	1,943	1,959
2.414% due 08/25/2033	1,708	1,168
2.418% due 09/25/2035	1,000	936
2.422% due 10/25/2033	653	663
Washington Mutual Mortgage Pass-Through Certificates Trust
1.770% due 02/25/2031	1	1
2.027% due 02/25/2033	28	28
2.225% due 02/25/2033	56	56
2.331% due 11/25/2030	230	226
2.391% due 06/25/2033	68	69
2.406% due 01/25/2035	3,173	3,200
7.000% due 03/25/2034	142	151

Wells Fargo Mortgage-Backed Securities Trust
0.652% due 07/25/2037	602	520
2.483% due 12/25/2033	170	170
2.490% due 01/25/2034	155	157
2.491% due 09/25/2033	40	41
2.504% due 10/25/2033	63	64
2.514% due 01/25/2034	216	217
2.605% due 08/25/2033	653	671
2.608% due 06/25/2034	143	144
2.611% due 02/25/2034	822	841
2.612% due 12/25/2034	608	624
2.613% due 04/25/2035	478	487
2.613% due 03/25/2036	3,290	3,303
2.614% due 06/25/2035	2,133	2,166
2.615% due 09/25/2034	375	387
2.615% due 01/25/2035	1,159	1,166
2.615% due 06/25/2035	120	122
2.617% due 09/25/2034	1,284	1,320
2.618% due 04/25/2036	3,861	3,879
2.619% due 12/25/2033	259	260
2.622% due 04/25/2036 ^	34	33
2.626% due 05/25/2034	26	26
5.192% due 10/25/2035	187	188
5.356% due 08/25/2035	77	79
6.000% due 09/25/2036	129	126
Wells Fargo Re-REMIC Trust
5.930% due 05/16/2017	9,000	9,992

Total Mortgage-Backed Securities (Cost $919,467)		932,612

ASSET-BACKED SECURITIES 30.0%
Accredited Mortgage Loan Trust
0.912% due 01/25/2034	224	184
ACE Securities Corp. Home Equity Loan Trust
0.352% due 02/25/2036	19,055	18,925
2.777% due 06/25/2033 ^	1,056	1,047
AmeriCredit Automobile Receivables Trust
0.540% due 10/10/2017	29,000	29,005
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.755% due 11/25/2034	1,706	1,704
1.500% due 02/25/2033	1,237	1,179
Amortizing Residential Collateral Trust
1.152% due 10/25/2034	7,477	7,355
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.185% due 01/25/2034	618	597
Asset-Backed Funding Certificates Trust
0.772% due 04/25/2034	10,125	9,895
Babson CLO Ltd.
0.478% due 07/20/2019	2,265	2,264
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036	7	7
0.560% due 12/25/2035	1,306	1,280
0.572% due 07/25/2036	3,087	3,050
1.152% due 11/25/2042	386	368
1.352% due 10/25/2034	5,766	5,760
2.970% due 10/25/2036	2,471	2,427
3.019% due 10/25/2036	3,320	2,640
Bear Stearns Second Lien Trust
1.352% due 12/25/2036	21,100	16,744
BlueMountain CLO Ltd.
0.461% due 11/15/2017	184	184
California Republic Auto Receivables Trust
0.220% due 06/15/2015	4,000	4,000
0.540% due 03/15/2017	7,000	7,001
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020	1,558	1,558
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	23	23
5.267% due 06/25/2035	4,500	4,556
Carrington Mortgage Loan Trust
0.252% due 06/25/2037	1,136	1,118
0.332% due 02/25/2036	207	197
Citigroup Mortgage Loan Trust, Inc.
0.602% due 07/25/2044	115	114
CNH Equipment Trust
0.190% due 06/15/2015	40,000	40,001
0.480% due 08/15/2017	6,000	6,001
Commercial Industrial Finance Corp.
0.487% due 03/01/2021	751	744
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	562	576
Conseco Financial Corp.
6.240% due 12/01/2028	319	329
Countrywide Asset-Backed Certificates
0.252% due 05/25/2047	809	803
0.410% due 05/25/2036	842	841
0.612% due 09/25/2034	190	187

Credit Suisse First Boston Mortgage Securities Corp.
0.850% due 07/25/2032	1	1
0.952% due 05/25/2043	2,877	2,723
Credit-Based Asset Servicing and Securitization LLC
5.481% due 05/25/2035	815	820
Duane Street CLO Ltd.
0.455% due 11/14/2021	9,853	9,712
EFS Volunteer LLC
1.030% due 07/26/2027	1,932	1,950
EMC Mortgage Loan Trust
0.852% due 04/25/2042	170	170
EquiFirst Mortgage Loan Trust
1.277% due 09/25/2033	226	218
Exeter Automobile Receivables Trust
1.060% due 08/15/2018	20,000	20,001
FBR Securitization Trust
0.892% due 11/25/2035	4,088	4,078
0.912% due 09/25/2035	143	142
Fifth Third Auto Trust
0.190% due 06/15/2015	40,000	40,001
0.450% due 04/17/2017	25,000	24,999
Gallatin CLO Ltd.
1.432% due 07/15/2023	25,000	25,054
Goldman Sachs Asset Management CLO PLC
0.445% due 08/01/2022	4,633	4,577
GSAMP Trust
1.000% due 01/25/2045	1,078	979
GSRPM Mortgage Loan Trust
0.662% due 03/25/2035	6,820	6,657
Home Equity Asset Trust
0.750% due 11/25/2032	8	7
Home Equity Mortgage Loan Asset-Backed Trust
0.602% due 08/25/2035	1,091	1,077
0.672% due 10/25/2035	1,600	939
6.372% due 05/25/2033	850	862
Home Equity Mortgage Trust
5.821% due 04/25/2035	903	930
HSBC Home Equity Loan Trust
0.333% due 01/20/2036	1,404	1,398
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036	11	6
Inwood Park CDO Ltd.
0.453% due 01/20/2021	3,920	3,903
Irwin Whole Loan Home Equity Trust
0.692% due 07/25/2032	64	59
JPMorgan Mortgage Acquisition Corp.
0.582% due 12/25/2035	16,793	15,377
Lehman XS Trust
0.300% due 04/25/2037 ^	5,958	4,362
Long Beach Mortgage Loan Trust
0.622% due 08/25/2035	1,565	1,552
0.712% due 10/25/2034	940	858
0.852% due 03/25/2032	64	58
0.977% due 06/25/2035	13,411	13,316
1.007% due 07/25/2034	1,032	998
Loomis Sayles CLO Ltd.
0.458% due 10/26/2020	436	436
Merrill Lynch Mortgage Investors Trust
0.512% due 09/25/2036	283	267
MMAF Equipment Finance LLC
0.200% due 07/02/2015	7,400	7,400
Morgan Stanley ABS Capital, Inc. Trust
0.612% due 06/25/2034	225	224
1.352% due 06/25/2033	2,472	2,399
Morgan Stanley Dean Witter Capital, Inc. Trust
1.502% due 02/25/2033	282	268
Morgan Stanley Mortgage Loan Trust
0.222% due 01/25/2047	487	486
Morgan Stanley Structured Trust
0.232% due 06/25/2037	2,409	2,373
National Collegiate Student Loan Trust
0.392% due 11/27/2028	18,594	18,233
0.432% due 04/25/2029	3,400	3,294
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.349% due 04/25/2031	2,000	1,938
New Century Home Equity Loan Trust
0.412% due 06/25/2035	254	254
Nissan Auto Lease Trust
0.480% due 09/15/2016	8,000	8,001
NovaStar Mortgage Funding Trust
0.522% due 01/25/2036	2,424	2,383
Option One Mortgage Loan Trust Asset-Backed Certificates
0.792% due 07/25/2033	230	216

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.262% due 12/25/2034	5,000	4,944
Primus CLO Ltd.
0.459% due 07/15/2021	9,561	9,369
Renaissance Home Equity Loan Trust
0.852% due 08/25/2032	10	9
1.252% due 09/25/2037	4,494	2,686
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,700	1,614
Residential Asset Securities Corp. Trust
0.632% due 08/25/2035	2,000	1,914
5.120% due 12/25/2033	618	576
SACO, Inc.
0.712% due 11/25/2035	339	339
0.912% due 11/25/2035	65	65
Saxon Asset Securities Trust
8.127% due 12/25/2032	519	520
Securitized Asset-Backed Receivables LLC Trust
0.432% due 08/25/2035	8,228	8,089
SLM Private Education Loan Trust
0.802% due 07/15/2022	8,488	8,513
0.902% due 10/16/2023	4,597	4,618
2.950% due 02/15/2046	8,236	8,555
3.402% due 05/16/2044	2,529	2,691
SLM Student Loan Trust
0.411% due 03/15/2024	5,418	5,375
0.511% due 09/15/2022	6,695	6,699
0.629% due 04/25/2023	3,287	3,293
1.080% due 03/15/2028	8,050	8,053
1.729% due 04/25/2023	4,420	4,575
Soundview Home Loan Trust
1.452% due 11/25/2033	202	201
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034	50	44
Spirit Master Funding LLC
5.370% due 07/20/2040	20,000	21,688
5.760% due 03/20/2042	23,515	25,999
Structured Asset Securities Corp. Mortgage Loan Trust
0.800% due 05/25/2034	6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	397	368
Toyota Auto Receivables Owner Trust
0.760% due 03/15/2018	8,000	8,022
Trapeza CDO Ltd.
0.974% due 11/16/2034	1,000	730
Truman Capital Mortgage Loan Trust
0.902% due 12/25/2032	371	375
WaMu Mortgage Pass-Through Certificates Trust
0.832% due 05/15/2030	102	99

Total Asset-Backed Securities (Cost $553,431)		548,649

SHORT-TERM INSTRUMENTS 0.9%
SHORT-TERM NOTES 0.8%
AmeriCredit Automobile Receivables Trust
0.210% due 06/08/2015	14,000	14,000

U.S. TREASURY BILLS 0.1%
0.048% due 08/14/2014 - 11/13/2014 (a)(d)(f)	2,733	2,733

Total Short-Term Instruments (Cost $16,733)		16,733

Total Investments in Securities (Cost $1,612,337)		1,623,002

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio	5,554,116	55,574
PIMCO Short-Term Floating NAV Portfolio III	15,014,375	150,024

Total Short-Term Instruments (Cost $205,583)		205,598

Total Investments in Affiliates (Cost $205,583)		205,598

Total Investments 99.9% (Cost $1,817,920)		$1,828,600
Financial Derivative Instruments (c)(e) (0.1%) (Cost or Premiums, net $(3,151))		(2,558)
Other Assets and Liabilities, net 0.2%		4,114

Net Assets 100.0%		$1,830,156

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wells Fargo Bank N.A.	6.180%	02/15/2036	08/27/2003	$639	$727	0.04%

Borrowings and Other Financing Transactions

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,202 at a weighted average interest rate of 0.590%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$23,800	$(90)	$7	$0	$(5)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	54,600	356	176	0	(21)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	7,900	851	30	0	(42)

Total Swap Agreements					$1,117	$213	$0	$(68)

(d)	Securities with an aggregate market value of $543 and cash of $622 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$2,000	$0	$89	$89	$0
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%)	07/20/2018	2,500	0	(59)	0	(59)

					$0	$30	$89	$(59)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
JPM	HSBC Finance Corp.	(0.220%)	06/20/2016	0.140%	$3,000	$0	$(5)	$0	$(5)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.120%	$2,600	$(175)	$204	$29	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$(27)	$0	$(27)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	23,000	(428)	87	0	(341)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	23,000	(662)	120	0	(542)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157%	12/20/2016	25,000	0	(19)	0	(19)
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	8,924	(31)	(1)	0	(32)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	30,000	(524)	80	0	(444)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	10,000	(338)	103	0	(235)
GST	CDX.IG-7 10-Year Index 15-30%	0.153%	12/20/2016	25,000	0	(22)	0	(22)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	74,682	(243)	(20)	0	(263)
MYC	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	10,000	(193)	45	0	(148)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	20,000	(557)	86	0	(471)

					$(2,976)	$432	$0	$(2,544)

Total Swap Agreements					$(3,151)	$661	$118	$(2,608)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $2,190 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$37,998	$0	$37,998
Industrials	0	0	11,279	11,279
U.S. Government Agencies	0	75,532	199	75,731
Mortgage-Backed Securities	0	895,934	36,678	932,612
Asset-Backed Securities	0	500,962	47,687	548,649
Short-Term Instruments
Short-Term Notes	0	14,000	0	14,000
U.S. Treasury Bills	0	2,733	0	2,733
	$0	$1,527,159	$95,843	$1,623,002

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$205,598	$0	$0	$205,598

Total Investments	$205,598	$1,527,159	$95,843	$1,828,600

Financial Derivative Instruments - Assets
Over the counter	$0	$118	$0	$118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(68)	0	(68)
Over the counter	0	(2,608)	0	(2,608)

	$0	$(2,676)	$0	$(2,676)

Totals	$205,598	$1,524,601	$95,843	$1,826,042

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$11,105	$0	$(7)	$(10)	$0	$191	$0	$0	$11,279	$191
U.S. Government Agencies	203	0	(5)	0	0	1	0	0	199	1
Mortgage-Backed Securities	0	23,425	(203)	1	7	(17)	13,465	0	36,678	(17)
Asset-Backed Securities	0	47,761	0	(5)	0	(69)	0	0	47,687	(70)

Totals	$11,308	$71,186	$(215)	$(14)	$7	$106	$13,465	$0	$95,843	$105

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$11,279	Third Party Vendor	Broker Quote	110.50 - 112.00
U.S. Government Agencies	199	Benchmark Pricing	Base Price	98.75
Mortgage-Backed Securities	36,678	Benchmark Pricing	Base Price	96.38 - 100.00
Asset-Backed Securities	47,687	Third Party Vendor	Broker Quote	108.44 - 110.56

Total	$95,843

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	$275	$288

Total Corporate Bonds & Notes (Cost $276)		288

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	1,920	2,103

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,635	1,629

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,232

Total Municipal Bonds & Notes (Cost $4,529)		4,964

U.S. GOVERNMENT AGENCIES 18.7%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	36,725
Fannie Mae
0.217% due 12/25/2036	867	848
0.272% due 03/25/2034	872	865
0.282% due 03/25/2036	563	531
0.372% due 07/25/2032	662	647
0.392% due 06/25/2033	336	324
0.412% due 06/25/2032	1	1
0.472% due 03/25/2032	433	412
0.492% due 11/25/2032	3	3
0.500% due 03/30/2016	46,000	46,084
0.502% due 05/25/2042	342	342
0.602% due 08/25/2021 - 03/25/2022	32	32
0.752% due 08/25/2022	9	9
0.852% due 04/25/2022	19	19
1.052% due 04/25/2032	318	326
1.125% due 04/27/2017	100,000	100,517
1.324% due 02/01/2041 - 10/01/2044	6,739	6,954
1.524% due 11/01/2030	1	1
1.780% due 03/01/2035	1,001	1,049
1.951% due 11/01/2020	9	9
1.970% due 02/01/2026	9	9
1.979% due 11/01/2035	362	383
2.041% due 11/01/2035	453	479
2.062% due 06/01/2021	656	687
2.064% due 09/01/2033	2	2
2.125% due 12/01/2032	5	5
2.243% due 07/01/2018	111	113
2.244% due 05/01/2025	8	8
2.250% due 03/15/2016 (e)	54,300	55,985
2.250% due 09/01/2022 - 10/01/2032	27	28
2.251% due 06/01/2032	1	1
2.266% due 12/01/2022	23	25
2.270% due 09/01/2028	6	7
2.275% due 12/01/2029	3	3
2.286% due 01/01/2036	3,561	3,796
2.302% due 09/01/2031	41	44
2.352% due 08/01/2036	325	347
2.362% due 12/01/2035	119	125
2.375% due 05/01/2022	8	8
2.393% due 12/01/2029	8	8
2.395% due 12/01/2029	21	22
2.400% due 12/01/2031 - 05/01/2032	6	7
2.722% due 10/01/2025 - 03/01/2026	30	30
2.746% due 03/01/2018	7	8
2.750% due 09/01/2017 - 01/01/2018	14	15
3.222% due 08/01/2028	11	11
4.000% due 05/01/2030 - 12/01/2041	4,682	4,978

4.125% due 06/01/2025	7	7
4.500% due 04/01/2028 - 11/01/2029	1,122	1,220
4.650% due 08/01/2014	1	1
4.999% due 09/01/2026	232	234
5.650% due 11/01/2014	0	1
6.000% due 06/01/2037	137	154
Freddie Mac
0.392% due 07/25/2031	328	318
0.652% due 06/15/2030 - 12/15/2032	140	141
0.702% due 06/15/2031	66	67
0.852% due 02/15/2027	9	10
0.875% due 03/07/2018	47,600	46,929
1.000% due 03/08/2017	27,700	27,876
1.319% due 02/25/2045	1,077	1,099
1.324% due 10/25/2044	3,398	3,458
1.524% due 07/25/2044	2,184	2,180
2.003% due 02/01/2024	31	33
2.036% due 08/01/2019	22	23
2.140% due 07/01/2020	42	45
2.209% due 03/01/2035	322	326
2.265% due 04/01/2027	4	4
2.275% due 06/01/2035	4,477	4,755
2.333% due 05/01/2032	16	16
2.350% due 02/01/2032	5	5
2.354% due 12/01/2031	1	1
2.355% due 03/01/2025 - 02/01/2032	15	15
2.356% due 08/01/2031	2	2
2.375% due 12/01/2031	52	52
2.426% due 02/01/2035	1,842	1,959
2.493% due 07/01/2029	12	13
2.557% due 01/01/2032	17	18
2.626% due 02/01/2018	12	13
3.133% due 08/01/2020	12	12
3.920% due 02/01/2025	7	7
4.500% due 06/15/2035 - 09/15/2035	7,128	7,730
5.000% due 01/15/2034	9,848	10,666
5.400% due 03/17/2021	500	540
5.500% due 08/15/2030 - 10/01/2039	568	640
6.500% due 10/25/2043	986	1,128
Ginnie Mae
1.625% due 04/20/2023 - 04/20/2032	2,024	2,101
2.000% due 10/20/2024 - 05/20/2030	270	277
5.000% due 05/20/2034	34,860	37,982
Israel Government AID Bond
0.000% due 11/01/2024	133,000	95,658
5.500% due 09/18/2023	61,330	74,860
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	10,881
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	274	274
1.000% due 03/25/2025 - 07/25/2025	268	270
1.100% due 01/25/2019	220	221
4.500% due 03/01/2023	380	407
4.760% due 09/01/2025	12,075	12,912
4.770% due 04/01/2024	2,692	2,870
4.930% due 01/01/2024	2,182	2,355
5.240% due 08/01/2023	1,299	1,417
7.060% due 11/01/2019	188	209
7.220% due 11/01/2020	216	230
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	2,205	2,206
5.190% due 08/01/2016	2,870	2,872

Total U.S. Government Agencies (Cost $577,516)		622,532

U.S. TREASURY OBLIGATIONS 34.7%
U.S. Treasury Bonds
5.500% due 08/15/2028 (e)	3,545	4,634
8.000% due 11/15/2021	44,700	62,606
8.125% due 05/15/2021	100,000	139,227
U.S. Treasury Notes
0.250% due 10/31/2014 (e)	29,302	29,322
0.250% due 11/30/2014 (e)	4,200	4,203
0.250% due 02/28/2015 (e)	17,700	17,720
0.500% due 10/15/2014 (e)	22,479	22,509
1.250% due 09/30/2015 (e)	28,000	28,379
1.250% due 11/30/2018	414,000	410,249
1.875% due 09/30/2017 (e)	20,191	20,750
2.500% due 05/15/2024	246,730	246,248
2.750% due 11/15/2023	25,200	25,814
3.625% due 08/15/2019 (e)	129,151	141,789

Total U.S. Treasury Obligations (Cost $1,151,788)		1,153,450

MORTGAGE-BACKED SECURITIES 5.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	108	110
2.504% due 04/25/2033	223	228
2.594% due 04/25/2033	11	11
2.654% due 11/25/2034	1,913	1,937
2.667% due 02/25/2033	59	57
2.771% due 01/25/2034	541	546
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	3,057	2,837
2.648% due 11/25/2036	29,772	21,089
2.691% due 11/25/2036	21,113	15,889
CBA Commercial Small Balance Commercial Mortgage
0.432% due 12/25/2036	1,294	1,012
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.402% due 08/25/2035	952	871
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	1,554	1,527
Countrywide Alternative Loan Trust
0.312% due 02/25/2047	958	846
0.332% due 05/25/2047	6,201	5,399
0.333% due 02/20/2047	9,110	6,855
0.352% due 05/25/2036	609	501
0.362% due 05/25/2035	1,248	1,055
0.363% due 03/20/2046	6,807	5,306
0.432% due 12/25/2035	412	374
1.123% due 02/25/2036	555	505
5.500% due 03/25/2036	2,702	2,223
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	1,945	1,670
0.442% due 04/25/2035	406	335
0.482% due 02/25/2035	1,231	1,162
0.492% due 02/25/2035	767	698
2.488% due 04/25/2035	741	679
2.514% due 09/20/2036 ^	8,042	5,985
Credit Suisse First Boston Mortgage Securities Corp.
2.276% due 06/25/2032	41	31
Downey Savings & Loan Association Mortgage Loan Trust
0.415% due 08/19/2045	986	883
First Republic Bank Mortgage Pass-Through Certificates
0.632% due 06/25/2030	349	352
First Republic Mortgage Loan Trust
0.652% due 11/15/2030	391	399
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045	938	851
GSR Mortgage Loan Trust
2.593% due 04/25/2036	7,905	7,231
HarborView Mortgage Loan Trust
0.285% due 03/19/2037	2,333	1,957
0.375% due 05/19/2035	2,661	2,366
0.895% due 02/19/2034	318	316
Impac CMB Trust
1.152% due 07/25/2033	99	93
IndyMac Mortgage Loan Trust
0.472% due 02/25/2035	3,822	3,567
JPMorgan Mortgage Trust
2.625% due 07/25/2035	1,808	1,828
2.726% due 02/25/2036	2,176	1,960
MASTR Adjustable Rate Mortgages Trust
2.402% due 05/25/2034	357	353
MASTR Asset Securitization Trust
5.500% due 09/25/2033	183	191
Merrill Lynch Mortgage Investors Trust
1.822% due 12/25/2032	151	153
Prime Mortgage Trust
5.000% due 02/25/2019	70	71
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035	2,011	1,624
0.552% due 03/25/2033	889	881
1.483% due 09/25/2045	800	669
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	801	910
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	49	52
Sequoia Mortgage Trust
0.503% due 07/20/2033	1,750	1,679
0.623% due 07/20/2033	1,231	1,054
0.855% due 10/19/2026	909	906
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035	690	563
Structured Asset Mortgage Investments Trust
0.372% due 05/25/2036	26,049	19,659
0.445% due 07/19/2034	359	359
0.855% due 03/19/2034	654	653

Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	759	721
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045	2,106	1,986
0.422% due 12/25/2045	1,200	1,148
0.853% due 01/25/2047	1,723	1,619
0.933% due 12/25/2046	3,479	3,219
1.103% due 06/25/2046	4,820	4,794
1.123% due 02/25/2046	3,460	3,279
1.323% due 11/25/2042	637	626
2.201% due 05/25/2046	742	648
2.201% due 07/25/2046	7,994	7,309
2.201% due 08/25/2046	20,400	18,920
2.201% due 09/25/2046	3,436	3,225
2.201% due 10/25/2046	1,667	1,541
2.201% due 12/25/2046	1,749	1,686
2.407% due 03/25/2034	237	239
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041	141	141
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033	18	17
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	49	49
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 11/25/2033	73	74

Total Mortgage-Backed Securities (Cost $217,825)		182,561

ASSET-BACKED SECURITIES 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.232% due 05/25/2037	37	24
0.672% due 06/15/2031	273	266
0.692% due 11/15/2031	30	28
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036	99	98
0.260% due 11/25/2036	3,506	2,984
0.812% due 10/25/2032	66	63
Carrington Mortgage Loan Trust
0.202% due 12/25/2036	133	133
0.472% due 10/25/2035	245	245
CIT Group Home Equity Loan Trust
0.692% due 06/25/2033	252	236
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,152	810
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036	1,119	1,091
0.342% due 06/25/2036	822	801
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032	111	104
Credit-Based Asset Servicing and Securitization LLC
0.220% due 01/25/2037 ^	1,322	595
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036	99	47
GSAMP Trust
0.222% due 12/25/2036	691	377
0.332% due 11/25/2035	219	41
Home Equity Asset Trust
1.072% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036	196	104
IXIS Real Estate Capital Trust
0.212% due 05/25/2037	43	17
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047	282	274
0.230% due 08/25/2036	50	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Lehman ABS Mortgage Loan Trust
0.242% due 06/25/2037	830	503
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034	1,548	1,412
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036	130	58
Merrill Lynch Mortgage Investors Trust
0.272% due 02/25/2037	426	199
Mid-State Trust
7.340% due 07/01/2035	158	171
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 05/25/2037	489	325
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036	49	26
Morgan Stanley Mortgage Loan Trust
0.222% due 01/25/2047	293	293
New Century Home Equity Loan Trust
0.332% due 05/25/2036	1,114	732

Renaissance Home Equity Loan Trust
0.852% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.502% due 01/25/2032	147	136
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^	2,033	740
0.232% due 11/25/2036 ^	800	350
Soundview Home Loan Trust
0.212% due 11/25/2036	683	273
0.232% due 06/25/2037	419	252
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 01/25/2037	198	197
0.550% due 05/25/2034	9	9

Total Asset-Backed Securities (Cost $19,964)		14,098

SHORT-TERM INSTRUMENTS 33.4%
REPURCHASE AGREEMENTS (b) 28.3%		939,105

SHORT-TERM NOTES 5.1%
Fannie Mae
0.060% due 10/01/2014	4,700	4,699
0.070% due 10/14/2014	800	800
0.080% due 01/05/2015	12,800	12,795
Federal Home Loan Bank
0.076% due 11/14/2014	2,300	2,300
0.077% due 10/17/2014	21,600	21,597
0.078% due 10/08/2014 - 10/24/2014	74,200	74,192
0.082% due 10/03/2014	20,000	19,998
0.100% due 01/26/2015	11,900	11,895
0.101% due 02/23/2015	7,800	7,796
Freddie Mac
0.055% due 09/18/2014	8,100	8,099
0.080% due 11/21/2014	2,400	2,400
0.090% due 01/08/2015	3,200	3,199

		169,770

U.S. TREASURY BILLS 0.0%
0.047% due 09/25/2014 - 10/30/2014 (a)(c)(e)	837	837

Total Short-Term Instruments (Cost $1,109,693)		1,109,712

Total Investments in Securities (Cost $3,081,591)		3,087,605

	SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio	5,239,715	52,428
PIMCO Short-Term Floating NAV Portfolio III	16,917,403	169,039

Total Short-Term Instruments (Cost $221,465)		221,467

Total Investments in Affiliates (Cost $221,465)		221,467

Total Investments 99.6% (Cost $3,303,056)		$3,309,072
Financial Derivative Instruments (d) 0.1% (Cost or Premiums, net $165)		2,919
Other Assets and Liabilities, net 0.5%		10,183

Net Assets 100.0%		$3,322,174

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$53,400	U.S. Treasury Notes 1.625% due 06/30/2019	$(54,475)	$53,400	$53,400
BSN	0.130%	06/30/2014	07/01/2014	73,400	U.S. Treasury Notes 0.625% due 08/15/2016	(74,917)	73,400	73,400
CIW	0.130%	06/30/2014	07/01/2014	90,000	U.S. Treasury Notes 2.125% due 06/30/2021	(91,849)	90,000	90,000
FOB	0.150%	06/30/2014	07/01/2014	29,900	U.S. Treasury Notes 0.375% due 03/31/2016	(30,536)	29,900	29,900
IND	0.130%	06/30/2014	07/01/2014	157,200	U.S. Treasury Notes 1.000% due 08/31/2019	(160,439)	157,200	157,201
JPS	0.140%	06/30/2014	07/01/2014	35,600	U.S. Treasury Notes 0.750% due 02/28/2018	(36,417)	35,600	35,600
NMO	0.150%	06/30/2014	07/01/2014	178,900	U.S. Treasury Bills 0.023% - 0.094% due 08/14/2014 - 12/18/2014	(134,249)	178,900	178,901
					U.S. Treasury Notes 0.750% - 3.125% due 06/30/2017 - 11/15/2022	(48,479)
RDR	0.140%	06/30/2014	07/01/2014	143,100	U.S. Treasury Notes 1.375% due 07/31/2018	(146,073)	143,100	143,101
SAL	0.140%	06/30/2014	07/01/2014	8,300	U.S. Treasury Notes 2.625% due 08/15/2020	(8,477)	8,300	8,300
SSB	0.000%	06/30/2014	07/01/2014	6,405	Fannie Mae 2.120% due 11/07/2022	(231)	6,405	6,405
					Freddie Mac 2.070% due 11/07/2022	(6,303)
TDM	0.140%	06/30/2014	07/01/2014	162,900	U.S. Treasury Bonds 2.750% - 3.750% due 08/15/2042 - 11/15/2043	(167,761)	162,900	162,901

Total Repurchase Agreements						$(960,206)	$939,105	$939,109

(1)	Includes accrued interest.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$17,000	$(17,965)	$(17,977)
	Fannie Mae	4.500%	08/01/2044	3,000	(3,235)	(3,240)

Total Short Sales					$(21,200)	$(21,217)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings during the period ended June 30, 2014 was $55,791 at a weighted average interest rate of (1.905%).

(c)	Securities with an aggregate market value of $271 have been pledged as collateral under the terms of master agreements as of June 30, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$113.000	08/22/2014	4,490	$40	$37
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2014	3,680	31	60
Put - CBOT U.S. Treasury 10-Year Note September Futures	115.000	08/22/2014	2,000	17	33
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2014	700	6	12
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.500	08/22/2014	1,500	13	25
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2014	3,500	58	58

Total Purchased Options				$165	$225

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	14,480	$4,043	$0	$0
90-Day Eurodollar December Futures	Long	12/2015	11,318	1,986	566	0
90-Day Eurodollar June Futures	Long	06/2015	16,000	8,766	400	0
90-Day Eurodollar June Futures	Long	06/2016	10,500	6,413	525	0
90-Day Eurodollar March Futures	Long	03/2015	9,910	5,721	124	0
90-Day Eurodollar March Futures	Long	03/2016	14,224	1,328	889	0
90-Day Eurodollar September Futures	Long	09/2015	17,908	7,280	672	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	23,183	(2,697)	1,630	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	18,383	3,891	1,436	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	101	192	28	0

Total Futures Contracts				$36,923	$6,270	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$329,000	$(12,988)	$(2,003)	$0	$(1,958)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	260,600	(23,286)	(10,632)	0	(1,618)
Total Swap Agreements					$(36,274)	$(12,635)	$0	$(3,576)

(e)	Securities with an aggregate market value of $124,532 and cash of $333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$288	$0	$288
Municipal Bonds & Notes
California	0	2,103	0	2,103
Iowa	0	1,629	0	1,629
New York	0	1,232	0	1,232
U.S. Government Agencies	0	622,532	0	622,532
U.S. Treasury Obligations	0	1,153,450	0	1,153,450
Mortgage-Backed Securities	0	182,561	0	182,561
Asset-Backed Securities	0	14,098	0	14,098
Short-Term Instruments
Repurchase Agreements	0	939,105	0	939,105
Short-Term Notes	0	169,770	0	169,770
U.S. Treasury Bills	0	837	0	837
	$0	$3,087,605	$0	$3,087,605

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$221,467	$0	$0	$221,467

Total Investments	$221,467	$3,087,605	$0	$3,309,072

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,217)	$0	$(21,217)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6,270	$225	$0	$6,495

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3,576)	$0	$(3,576)

Totals	$227,737	$3,063,037	$0	$3,290,774

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND®, PIMCO GLOBAL MULTI-ASSET FUND, PIMCO INFLATION RESPONSE MULTI-ASSET FUND, PIMCO INTERNATIONAL PORTFOLIO AND PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III PIMCO TRENDS MANAGED FUTURES STRATEGY FUND (“Consolidated Funds”)

PIMCO Cayman Commodity Fund I, II, III, IV, VII VIII, Ltd. and PIMCO Cayman Japan Fund I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO Cayman Commodity Fund IV, Ltd.	4/14/2010	5/07/2010	$7,169	$1,989	27.7%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	4/14/2010	5/07/2010	7,348,319	1,838,673	25.0%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	7/21/2006	8/01/2008	14,417,576	3,926,314	27.2%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	1,273,114	59,523	4.7%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	8/01/2011	8/31/2011	1,305,951	376,945	28.9%
PIMCO International Portfolio	PIMCO Cayman Japan Fund II, Ltd.	6/05/2012	6/12/2012	1,731,918	10	0.0%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I, Ltd.	6/05/2012	6/12/2012	77,786,764	7,588,244	9.8%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	9/06/2013	9/20/2013	304,243	1,049	0.3%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of June 30, 2014, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset All Authority Fund	$38,260,454	$1,531,485	$(2,341,643)	$(810,158)
PIMCO All Asset Fund	32,833,997	2,042,135	(242,502)	1,799,633
PIMCO California Intermediate Municipal Bond Fund	130,469	5,868	(176)	5,692
PIMCO California Municipal Bond Fund	6,977	159	(13)	146
PIMCO California Short Duration Municipal Income Fund	212,419	1,592	(149)	1,443
PIMCO CommoditiesPLUS® Short Strategy Fund	9,770	0	(185)	(185)
PIMCO CommoditiesPLUS® Strategy Fund	7,464,413	0	(368,490)	(368,490)
PIMCO CommodityRealReturn Strategy Fund®	19,685,627	0	(2,500,913)	(2,500,913)
PIMCO Convertible Fund	175,111	29,110	(1,688)	27,422
PIMCO Credit Absolute Return Fund	2,581,453	43,897	(4,152)	39,745
PIMCO Diversified Income Fund	4,816,369	263,053	(66,571)	196,482
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	4,958,112	91,866	(8,825)	83,041
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	4,463,936	41,038	(1,621)	39,417
PIMCO Emerging Local Bond Fund	10,974,747	223,450	(830,445)	(606,995)
PIMCO Emerging Markets Bond Fund	5,833,555	233,401	(71,823)	161,578
PIMCO Emerging Markets Corporate Bond Fund	1,370,544	35,204	(8,070)	27,134
PIMCO Emerging Markets Currency Fund	5,864,321	37,951	(50,627)	(12,676)
PIMCO Emerging Markets Full Spectrum Bond Fund	463,331	1,298	0	1,298
PIMCO Extended Duration Fund	313,760	14,154	(2,957)	11,197
PIMCO Floating Income Fund	2,016,057	101,174	(46,502)	54,672
PIMCO Foreign Bond Fund (Unhedged)	2,681,792	129,910	(39,663)	90,247
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7,246,294	356,381	(42,837)	313,544
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,836,461	72,869	(13,768)	59,101
PIMCO Fundamental IndexPLUS® AR Fund	4,121,658	41,804	(5,950)	35,854
PIMCO Global Advantage® Strategy Bond Fund	3,027,754	102,843	(17,075)	85,768
PIMCO Global Bond Fund (Unhedged)	956,725	41,979	(12,543)	29,436
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	519,209	23,191	(2,607)	20,584
PIMCO Global Multi-Asset Fund	1,510,016	53,427	(4,363)	49,064
PIMCO GNMA Fund	1,650,374	11,555	(10,708)	847
PIMCO Government Money Market Fund	309,497	0	0	0
PIMCO High Yield Fund	11,912,989	757,795	(19,615)	738,180
PIMCO High Yield Municipal Bond Fund	386,054	22,785	(10,504)	12,281
PIMCO High Yield Spectrum Fund	2,613,700	151,648	(15,873)	135,775
PIMCO Income Fund	37,600,759	2,504,608	(303,520)	2,201,088
PIMCO Inflation Response Multi-Asset Fund	1,428,706	14,735	(4,546)	10,189
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,309,806	42,230	(8,946)	33,284
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,395,504	20,831	(2,370)	18,461
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	763,766	15,010	(3,011)	11,999
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	3,891,858	37,269	(2,280)	34,989
PIMCO Investment Grade Corporate Bond Fund	5,700,805	320,086	(21,229)	298,857
PIMCO Long Duration Total Return Fund	4,928,494	468,377	(53,750)	414,627
PIMCO Long-Term Credit Fund	7,041,725	442,707	(41,369)	401,338
PIMCO Long-Term U.S. Government Fund	959,630	24,107	(15,799)	8,308
PIMCO Low Duration Fund	23,580,219	280,543	(66,757)	213,786
PIMCO Low Duration Fund II	669,950	4,423	(2,131)	2,292
PIMCO Low Duration Fund III	313,774	3,284	(637)	2,647
PIMCO Low Volatility RAFI®-PLUS AR Fund	252,023	2,716	(100)	2,616
PIMCO Moderate Duration Fund	2,788,620	69,990	(2,691)	67,299
PIMCO Money Market Fund	600,965	0	0	0
PIMCO Mortgage-Backed Securities Fund	383,639	7,033	(2,258)	4,775
PIMCO Mortgage Opportunities Fund	1,796,142	47,642	(7,095)	40,547
PIMCO Municipal Bond Fund	506,504	37,367	(9)	37,358
PIMCO National Intermediate Municipal Bond Fund	43,803	937	(178)	759
PIMCO New York Municipal Bond Fund	126,285	10,302	(23)	10,279
PIMCO Real Income 2019 Fund®	16,526	79	(156)	(77)
PIMCO Real Income 2029 Fund®	14,298	250	(285)	(35)
PIMCO Real Return Asset Fund	623,766	21,657	(1,974)	19,683
PIMCO Real Return Fund	18,143,482	309,601	(107,444)	202,157
PIMCO RealEstateRealReturn Strategy Fund	4,874,344	32,418	(22,673)	9,745
PIMCO RealRetirement® 2015 Fund	60,991	2,426	(398)	2,028
PIMCO RealRetirement® 2020 Fund	116,970	5,262	(323)	4,939
PIMCO RealRetirement® 2025 Fund	94,437	5,304	(651)	4,653
PIMCO RealRetirement® 2030 Fund	133,700	9,744	(467)	9,277
PIMCO RealRetirement® 2035 Fund	88,683	7,407	(496)	6,911
PIMCO RealRetirement® 2040 Fund	112,138	11,295	(452)	10,843
PIMCO RealRetirement® 2045 Fund	56,922	5,273	(221)	5,052
PIMCO RealRetirement® 2050 Fund	81,784	7,156	(294)	6,862
PIMCO RealRetirement® Income and Distribution Fund	65,581	2,546	(382)	2,164
PIMCO Senior Floating Rate Fund	2,644,888	24,728	(5,084)	19,644
PIMCO Short Asset Investment Fund	222,399	339	(321)	18
PIMCO Short Duration Municipal Income Fund	299,360	2,859	(172)	2,687
PIMCO Short-Term Fund	14,417,676	90,614	(39,389)	51,225
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,534,661	20,534	(1,646)	18,888
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	468,430	12,238	(2,231)	10,007
PIMCO StocksPLUS® Fund	1,125,551	8,147	(2,172)	5,975
PIMCO StocksPLUS® Long Duration Fund	680,539	44,436	(4,297)	40,139
PIMCO StocksPLUS® Absolute Return Fund	1,331,456	18,473	(4,456)	14,017
PIMCO StocksPLUS® AR Short Strategy Fund	6,058,269	108,617	(13,282)	95,335
PIMCO Tax Managed Real Return Fund	66,244	2,471	(26)	2,445
PIMCO Total Return Fund	231,988,597	7,271,310	(1,091,756)	6,179,554
PIMCO Total Return Fund II	2,654,096	79,750	(8,930)	70,820
PIMCO Total Return Fund III	3,303,233	70,007	(8,512)	61,495
PIMCO Total Return Fund IV	1,452,930	23,869	(3,870)	19,999
PIMCO TRENDS Managed Futures Strategy Fund	297,990	399	(128)	271
PIMCO Unconstrained Bond Fund	22,865,677	748,305	(37,648)	710,657
PIMCO Unconstrained Tax Managed Bond Fund	386,553	29,496	(403)	29,093
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,922,273	67,051	(5,831)	61,220
PIMCO Asset-Backed Securities Portfolio	1,383,961	62,137	(36,503)	25,634
PIMCO Developing Local Markets Portfolio	111,980	304	(4,989)	(4,685)
PIMCO Emerging Markets Portfolio	1,023,219	18,927	(6,117)	12,810
PIMCO FX Strategy Portfolio	12,703	0	(8)	(8)
PIMCO High Yield Portfolio	880,692	42,362	(9,022)	33,340
PIMCO International Portfolio	1,683,574	47,803	(18,206)	29,597
PIMCO Investment Grade Corporate Portfolio	3,425,831	267,177	(11,862)	255,315
PIMCO Long Duration Corporate Bond Portfolio	22,948,388	1,823,871	(117,116)	1,706,755
PIMCO Low Duration Portfolio	349,780	2,394	(26)	2,368
PIMCO Moderate Duration Portfolio	515,750	5,508	(227)	5,281
PIMCO Mortgage Portfolio	8,164,219	127,673	(105,889)	21,784
PIMCO Municipal Sector Portfolio	227,902	27,071	(941)	26,130
PIMCO Real Return Portfolio	3,191,722	57,906	(20,686)	37,220
PIMCO Senior Floating Rate Portfolio	62,676	389	(140)	249
PIMCO Short-Term Floating NAV Portfolio	6,897,977	1,338	(406)	932
PIMCO Short-Term Floating NAV Portfolio II	7,238,288	1,388	(416)	972
PIMCO Short-Term Floating NAV Portfolio III	82,435,983	155,224	(10,281)	144,943
PIMCO Short-Term Portfolio	1,817,974	33,316	(22,690)	10,626
PIMCO U.S. Government Sector Portfolio	3,295,261	53,904	(47,889)	6,015

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,507,864	$13,677	$(67,887)	$(8,496)	$60,033	$1,505,191	$13,677	$0
PIMCO CommodityRealReturn Strategy Fund®	419,470	67,136	(9,912)	(871)	10,192	486,015	0	0
PIMCO Credit Absolute Return Fund	982,138	2,592	(36,285)	559	13,292	962,296	2,592	0
PIMCO Diversified Income Fund	950,945	11,597	(102,615)	1,328	25,986	887,241	11,597	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,116,891	9,457	(549,807)	(61,140)	237,551	1,752,952	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,089,063	603,033	(2,898)	(3)	123,856	1,813,051	5,099	0
PIMCO Emerging Local Bond Fund	2,239,807	93,615	(53,106)	(8,234)	81,139	2,353,221	28,913	0
PIMCO Emerging Markets Bond Fund	1,509,531	19,669	(70,016)	(5,388)	75,561	1,529,357	19,669	0
PIMCO Emerging Markets Corporate Bond Fund	614,920	11,659	(18,849)	(665)	21,504	628,569	6,458	0
PIMCO Emerging Markets Currency Fund	2,353,651	10,043	(67,729)	(4,245)	51,673	2,343,393	10,043	0
PIMCO EqS Pathfinder Fund®	666,085	0	(400,583)	62,299	(41,479)	286,322	0	0
PIMCO EqS® Dividend Fund	28,107	87	(27,600)	4,874	(4,864)	604	87	0
PIMCO EqS® Emerging Markets Fund	17,496	0	(16,705)	(3,403)	3,771	1,159	0	0
PIMCO EqS® Long/Short Fund	145,885	722	(9,896)	1,407	(2,619)	135,499	0	0
PIMCO Floating Income Fund	678,972	6,872	(147,149)	(132)	9,617	548,180	6,872	0
PIMCO Foreign Bond Fund (Unhedged)	102	61,925	0	0	59	62,086	5	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,026,509	315,452	(1,027,280)	(52,721)	35,360	1,297,320	38,014	0
PIMCO Fundamental IndexPLUS® AR Fund	1,456	1	(1,200)	192	(170)	279	1	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	21,432	(1)	0	0	1,000	22,431	154	0
PIMCO Global Advantage® Strategy Bond Fund	277,564	2,035	(14,785)	(55)	8,107	272,866	2,035	0
PIMCO High Yield Fund	1,037,655	12,123	(931,932)	68,699	(64,782)	121,763	12,123	0
PIMCO High Yield Spectrum Fund	1,386,199	20,382	(310,645)	6,019	36	1,101,991	20,382	0
PIMCO Income Fund	2,910,434	129,677	(62,027)	(61)	57,593	3,035,616	39,677	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,350,261	15,447	(453,086)	54,359	(22,916)	944,065	6,949	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	325	6	(101)	29	(25)	234	6	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	885,139	693,480	(2,988)	(13)	101,506	1,677,124	670	0
PIMCO Investment Grade Corporate Bond Fund	47,535	10,168	(47,000)	4,898	(4,477)	11,124	148	0
PIMCO Long Duration Total Return Fund	217,579	85,502	0	0	8,816	311,897	2,280	0
PIMCO Long-Term Credit Fund	676,399	9,311	0	0	29,931	715,641	9,311	0
PIMCO Long-Term U.S. Government Fund	83,399	115,484	(45,000)	(4,797)	6,744	155,830	347	0
PIMCO Low Duration Exchange-Traded Fund	0	54,848	0	0	24	54,872	37	0
PIMCO Low Duration Fund	87,826	753,119	(493,046)	280	553	348,732	1,120	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	48,973	38,741	0	0	2,923	90,637	209	0
PIMCO Mortgage Opportunities Fund	183,147	2,834	(208)	0	1,163	186,936	1,836	0
PIMCO Real Return Asset Fund	136,721	48,300	(4,948)	(580)	8,256	187,749	1,433	0
PIMCO Real Return Fund	571	47,310	0	0	34	47,915	13	0
PIMCO RealEstateRealReturn Strategy Fund	1,068,573	15,044	(56,058)	1,379	112,127	1,141,065	15,044	0
PIMCO Senior Floating Rate Fund	1,146,208	9,752	(22,017)	(26)	1,164	1,135,081	9,752	0
PIMCO Short-Term Floating NAV Portfolio	36	256,104	(256,100)	0	0	40	3	0
PIMCO Short-Term Fund	165	0	0	0	0	165	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	500	0	(300)	135	(124)	211	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	209,476	1,111	(42,439)	2,167	1,132	171,447	193	0
PIMCO StocksPLUS® AR Short Strategy Fund	4,952,393	50,130	(179,710)	(44,481)	(151,369)	4,626,963	8,474	0
PIMCO StocksPLUS® Fund	126	0	(10)	1	6	123	0	0
PIMCO StocksPLUS® Absolute Return Fund	702	0	(404)	51	(30)	319	0	0
PIMCO Total Return Fund	87,847	1,160,945	(205,512)	(135)	7,926	1,051,071	2,845	0
PIMCO TRENDS Managed Futures Strategy Fund	47,881	67	0	0	2,875	50,823	67	0
PIMCO Unconstrained Bond Fund	1,581,550	588,646	(916,409)	5,513	12,253	1,271,553	4,798	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	2,125,263	15,092	(3,032)	(15)	(16,994)	2,120,314	2,516	0
Totals	$37,920,771	$5,363,194	$(6,657,274)	$18,728	$803,914	$37,449,333	$285,449	$0

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$965,769	$49,043	$0	$0	$33,746	$1,048,558	$9,163	$0
PIMCO CommodityRealReturn Strategy Fund®	488,366	76,776	0	0	11,115	576,257	0	0
PIMCO Credit Absolute Return Fund	990,317	2,613	(44,008)	689	13,283	962,894	2,613	0
PIMCO Diversified Income Fund	1,172,848	14,515	(108,681)	2,348	31,838	1,112,868	14,515	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,452,488	10,200	(595,061)	(56,169)	263,622	2,075,080	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,326,490	870,056	0	0	157,281	2,353,827	6,645	0
PIMCO Emerging Local Bond Fund	2,431,025	86,986	(27,467)	(2,431)	82,298	2,570,411	31,737	0
PIMCO Emerging Markets Bond Fund	1,324,085	17,495	(52,927)	(1,062)	63,517	1,351,108	17,495	0
PIMCO Emerging Markets Corporate Bond Fund	480,550	21,742	(23,674)	(842)	17,516	495,292	5,142	0
PIMCO Emerging Markets Currency Fund	2,414,208	10,505	(15,131)	(243)	49,819	2,459,158	10,505	0
PIMCO EqS Pathfinder Fund®	1,116,565	0	(408,551)	25,489	24,756	758,259	0	0
PIMCO EqS® Dividend Fund	39,189	273	(37,799)	6,693	(6,508)	1,848	273	0
PIMCO EqS® Emerging Markets Fund	65,103	0	(61,999)	(11,977)	15,243	6,370	0	0
PIMCO EqS® Long/Short Fund	152,850	10,000	(250)	(4)	(1,016)	161,580	0	0
PIMCO Floating Income Fund	642,488	7,311	(52,850)	1,031	9,244	607,224	7,310	0
PIMCO Foreign Bond Fund (Unhedged)	17,187	75,100	(2,230)	(35)	567	90,589	119	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	816,229	106,080	0	0	(14,551)	907,758	24,196	0
PIMCO Fundamental IndexPLUS® AR Fund	26,726	46	(18,214)	5,203	(4,761)	9,000	46	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	26,302	0	0	0	1,227	27,529	189	0
PIMCO Global Advantage® Strategy Bond Fund	315,517	2,415	(199)	1	9,559	327,293	2,415	0
PIMCO High Yield Fund	1,542,249	21,431	(1,186,116)	79,876	(72,812)	384,628	21,431	0
PIMCO High Yield Spectrum Fund	1,498,446	23,145	(249,184)	141	6,859	1,279,407	23,144	0
PIMCO Income Fund	3,500,854	46,616	(53,636)	293	66,869	3,560,996	46,617	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,340,456	8,119	(289,518)	35,178	895	1,095,130	8,119	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	67,732	83	(64,900)	9,452	(9,254)	3,113	83	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	169,219	106	(163,799)	33,675	(31,596)	7,605	106	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	1,077,299	790,213	(3,500)	89	121,174	1,985,275	796	0
PIMCO Investment Grade Corporate Bond Fund	1,956	5,388	0	0	47	7,391	20	0
PIMCO Long Duration Total Return Fund	12,240	109,609	0	0	643	122,492	161	0
PIMCO Long-Term Credit Fund	1,374,402	18,918	0	0	60,818	1,454,138	18,918	0
PIMCO Long-Term U.S. Government Fund	20,790	85,485	(13,000)	(2,084)	2,520	93,711	81	0
PIMCO Low Duration Exchange-Traded Fund	0	69,162	0	0	30	69,192	47	0
PIMCO Low Duration Fund	204,919	849,307	(730,054)	1,924	(750)	325,346	1,164	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	52,879	83,009	0	0	6,390	142,278	388	0
PIMCO Mortgage Opportunities Fund	186,019	1,864	(200)	(1)	1,180	188,862	1,864	0
PIMCO Real Return Asset Fund	122,447	53,612	0	0	7,038	183,097	1,328	0
PIMCO Real Return Fund	80,198	52,200	(33,944)	207	2,023	100,684	218	0
PIMCO RealEstateRealReturn Strategy Fund	1,306,456	18,885	(59,745)	(4,904)	146,367	1,407,059	18,885	0
PIMCO Senior Floating Rate Fund	645,330	5,449	(32,078)	62	563	619,326	5,449	0
PIMCO Short-Term Floating NAV Portfolio	24	213,701	(213,700)	(4)	0	21	2	0
PIMCO Short-Term Floating NAV Portfolio III	107	0	0	0	0	107	0	0
PIMCO Short-Term Fund	107	0	0	0	0	107	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	23,141	5	(16,071)	6,250	(6,353)	6,972	5	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	277,590	256	(55,871)	(574)	4,942	226,343	256	0
PIMCO StocksPLUS® Fund	3,767	1	(3,001)	645	(587)	825	1	0
PIMCO StocksPLUS® Absolute Return Fund	2,669	0	0	0	162	2,831	0	0
PIMCO Total Return Fund	206,156	1,335,100	(482,723)	3,138	2,850	1,064,521	1,768	0
PIMCO TRENDS Managed Futures Strategy Fund	51,687	72	0	0	3,104	54,863	72	0
PIMCO Unconstrained Bond Fund	944,529	603,061	(683,228)	936	10,507	875,805	3,159	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,476,223	11,760	(8,427)	(59)	(11,767)	1,467,730	1,760	0
Totals	$33,454,193	$5,767,713	$(5,791,736)	$132,931	$1,069,657	$34,632,758	$288,205	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$161,645	$75,406	$(3,559)	$(195)	$5,970	$239,267	$2,500	$0
PIMCO Emerging Markets Bond Fund	86,116	24,247	(23,719)	(525)	4,731	90,850	1,164	0
PIMCO Emerging Markets Corporate Bond Fund	85,241	40,813	(1,638)	(25)	3,527	127,918	1,064	0
PIMCO Short-Term Floating NAV Portfolio	5,916	127,304	(127,200)	(6)	0	6,014	4	0
Totals	$338,918	$267,770	$(156,116)	$(751)	$14,228	$464,049	$4,732	$0

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$17,484	$0	$0	$0	$43	$17,527	$186	$0
PIMCO Diversified Income Exchange-Traded Fund	20,195	0	(5,095)	81	331	15,512	138	0
PIMCO Emerging Local Bond Fund	68,270	0	(68,604)	(2,934)	3,268	0	157	0
PIMCO Emerging Markets Corporate Bond Fund	34,248	308	(9,500)	528	395	25,979	308	0
PIMCO EqS® Dividend Fund	117,684	1,016	(29,500)	4,392	(1,346)	92,246	1,025	0
PIMCO EqS® Emerging Markets Fund	125,595	0	(101,800)	4,648	(1,098)	27,345	0	0
PIMCO EqS® Long/Short Fund	25,405	0	(10,000)	(608)	294	15,091	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	19,483	0	(5,031)	233	609	15,294	105	0
PIMCO Income Fund	255,146	2,877	(72,000)	1,224	2,896	190,143	2,888	0
PIMCO Investment Grade Corporate Bond Fund	40,159	357	(8,500)	(479)	1,340	32,877	357	0
PIMCO Mortgage Opportunities Fund	25,463	21,379	(8,000)	26	258	39,126	378	0
PIMCO Short-Term Floating NAV Portfolio	61	0	(50)	0	0	11	0	0
PIMCO Short-Term Floating NAV Portfolio III	7,008	127,506	(134,500)	0	(1)	13	6	0
PIMCO StocksPLUS® Fund	181,538	108	(71,000)	2,768	3,204	116,618	108	0
PIMCO Total Return Fund	24,297	131	(4,000)	172	201	20,801	131	0
PIMCO TRENDS Managed Futures Strategy Fund	86,001	95	(18,000)	244	4,135	72,475	95	0
PIMCO Unconstrained Bond Fund	98,123	298	(22,000)	213	853	77,487	298	0
Totals	$1,146,160	$154,075	$(567,580)	$10,508	$15,382	$758,545	$6,180	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$117,756	$87,426	$0	$0	$2,432	$207,614	$515	$0
PIMCO Short-Term Floating NAV Portfolio	28	0	(10)	0	0	18	0	0
PIMCO Short-Term Floating NAV Portfolio III	22,538	220,214	(209,400)	4	3	33,359	14	0
Totals	$140,322	$307,640	$(209,410)	$4	$2,435	$240,991	$529	$0

PIMCO RealRetirement® 2015 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,872	$17	$0	$0	$65	$1,954	$17	$0
PIMCO Emerging Markets Bond Fund	3,748	475	0	0	196	4,419	56	0
PIMCO EqS Pathfinder Fund®	873	0	0	0	58	931	0	0
PIMCO EqS® Emerging Markets Fund	613	0	0	0	44	657	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,221	626	0	0	60	3,907	25	0
PIMCO Global Advantage® Strategy Bond Fund	2,189	17	0	0	66	2,272	17	0
PIMCO High Yield Fund	2,791	832	0	0	15	3,638	52	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,718	47	0	0	19	1,784	47	0
PIMCO Mortgage Opportunities Fund	224	388	0	0	4	616	5	0
PIMCO Real Return Fund	7,388	3,456	0	0	343	11,187	36	0
PIMCO RealEstateRealReturn Strategy Fund	877	135	0	0	108	1,120	14	0
PIMCO Short-Term Floating NAV Portfolio	2,815	6,202	(5,700)	0	0	3,317	2	0
PIMCO Short-Term Floating NAV Portfolio III	104	0	0	0	0	104	0	0
PIMCO Short-Term Fund	1,017	3	0	0	1	1,021	2	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,551	242	0	0	51	1,844	1	0
PIMCO StocksPLUS® Fund	5,213	551	0	0	291	6,055	5	0
PIMCO Total Return Fund	12,553	1,340	(1,390)	(74)	319	12,748	82	0
PIMCO TRENDS Managed Futures Strategy Fund	673	420	0	0	63	1,156	2	0
Totals	$49,440	$14,751	$(7,090)	$(74)	$1,703	$58,730	$363	$0

PIMCO RealRetirement® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$4,430	$42	$0	$0	$154	$4,626	$41	$0
PIMCO Emerging Markets Bond Fund	4,875	1,017	0	0	273	6,165	78	0
PIMCO EqS Pathfinder Fund®	1,386	0	0	0	92	1,478	0	0
PIMCO EqS® Emerging Markets Fund	2,427	0	0	0	175	2,602	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,089	2,168	0	0	126	8,383	53	0
PIMCO Global Advantage® Strategy Bond Fund	3,814	28	0	0	116	3,958	29	0
PIMCO High Yield Fund	3,914	888	0	0	20	4,822	68	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,985	1,077	0	0	41	5,103	137	0
PIMCO Mortgage Opportunities Fund	442	760	0	0	7	1,209	10	0
PIMCO Real Return Fund	11,769	8,724	0	0	598	21,091	66	0
PIMCO RealEstateRealReturn Strategy Fund	1,825	26	0	0	198	2,049	26	0
PIMCO Short-Term Floating NAV Portfolio	9,633	13,505	(16,400)	1	0	6,739	4	0
PIMCO Short-Term Floating NAV Portfolio III	1,017	1	0	0	0	1,018	1	0
PIMCO Short-Term Fund	0	2,406	0	0	2	2,408	5	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,750	1,001	0	0	160	5,911	4	0
PIMCO StocksPLUS® Fund	10,269	1,667	0	0	594	12,530	11	0
PIMCO Total Return Fund	20,261	5,083	(5,230)	(202)	633	20,545	138	0
PIMCO TRENDS Managed Futures Strategy Fund	1,538	952	0	0	143	2,633	3	0
Totals	$92,424	$39,345	$(21,630)	$(201)	$3,332	$113,270	$674	$0

PIMCO RealRetirement® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$6,057	$52	$(480)	$4	$202	$5,835	$52	$0
PIMCO Emerging Markets Bond Fund	3,735	992	0	0	218	4,945	62	0
PIMCO EqS Pathfinder Fund®	1,312	0	0	0	87	1,399	0	0
PIMCO EqS® Emerging Markets Fund	2,122	0	0	0	153	2,275	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,680	1,722	0	0	100	6,502	42	0
PIMCO Global Advantage® Strategy Bond Fund	2,911	22	0	0	88	3,021	22	0
PIMCO High Yield Fund	2,914	894	0	0	16	3,824	54	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	4,667	1,867	0	0	48	6,582	175	0
PIMCO Mortgage Opportunities Fund	371	580	0	0	6	957	8	0
PIMCO Real Return Fund	8,226	1,349	0	0	370	9,945	35	0
PIMCO RealEstateRealReturn Strategy Fund	2,830	518	0	0	358	3,706	48	0
PIMCO Short-Term Floating NAV Portfolio	4,721	12,405	(7,400)	0	0	9,726	5	0
PIMCO Short-Term Floating NAV Portfolio III	1,010	1	0	0	0	1,011	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,950	653	0	0	130	4,733	3	0
PIMCO StocksPLUS® Fund	9,560	2,591	0	0	598	12,749	12	0
PIMCO Total Return Fund	10,849	1,860	0	0	223	12,932	76	0
PIMCO TRENDS Managed Futures Strategy Fund	1,387	864	0	0	129	2,380	3	0
Totals	$71,302	$26,370	$(7,880)	$4	$2,726	$92,522	$598	$0

PIMCO RealRetirement® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$10,487	$98	$0	$0	$365	$10,950	$98	$0
PIMCO Emerging Markets Bond Fund	5,421	1,602	0	0	323	7,346	92	0
PIMCO EqS Pathfinder Fund®	2,841	0	0	0	188	3,029	0	0
PIMCO EqS® Emerging Markets Fund	3,117	0	0	0	226	3,343	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,919	1,693	0	0	102	6,714	43	0
PIMCO Global Advantage® Strategy Bond Fund	3,136	24	0	0	95	3,255	24	0
PIMCO High Yield Fund	4,119	1,459	0	0	23	5,601	79	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9,834	1,690	0	0	104	11,628	310	0
PIMCO Long-Term U.S. Government Fund	1,999	15	0	0	78	2,092	15	0
PIMCO Mortgage Opportunities Fund	473	924	0	0	9	1,406	12	0
PIMCO Real Return Fund	7,034	1,271	0	0	325	8,630	31	0
PIMCO RealEstateRealReturn Strategy Fund	6,308	1,207	0	0	804	8,319	107	0
PIMCO Short-Term Floating NAV Portfolio	10,239	16,806	(14,100)	1	1	12,947	7	0
PIMCO Short-Term Floating NAV Portfolio III	1,714	1	0	0	0	1,715	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,656	836	0	0	214	7,706	6	0
PIMCO StocksPLUS® Fund	16,934	4,452	0	0	1,051	22,437	20	0
PIMCO Total Return Fund	9,675	1,588	0	0	200	11,463	68	0
PIMCO TRENDS Managed Futures Strategy Fund	2,382	1,384	0	0	218	3,984	5	0
Totals	$107,288	$35,050	$(14,100)	$1	$4,326	$132,565	$918	$0

PIMCO RealRetirement® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$304	$0	$0	$0	$21	$325	$4	$0
PIMCO CommoditiesPLUS® Strategy Fund	6,939	337	0	0	255	7,531	67	0
PIMCO Emerging Markets Bond Fund	3,468	1,048	0	0	208	4,724	59	0
PIMCO EqS Pathfinder Fund®	2,134	0	0	0	141	2,275	0	0
PIMCO EqS® Emerging Markets Fund	1,981	0	0	0	143	2,124	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,090	648	0	0	43	2,781	18	0
PIMCO Global Advantage® Strategy Bond Fund	870	7	0	0	26	903	7	0
PIMCO High Yield Fund	2,482	1,131	0	0	15	3,628	51	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	6,819	2,501	0	0	71	9,391	250	0
PIMCO Long-Term U.S. Government Fund	1,759	14	0	0	68	1,841	14	0
PIMCO Mortgage Opportunities Fund	309	600	0	0	6	915	8	0
PIMCO Real Return Fund	3,163	463	0	0	142	3,768	13	0
PIMCO RealEstateRealReturn Strategy Fund	3,938	1,061	0	0	536	5,535	71	0
PIMCO Short-Term Floating NAV Portfolio	5,020	12,805	(9,300)	0	0	8,525	4	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,186	905	0	0	201	7,292	5	0
PIMCO StocksPLUS® Fund	12,688	3,896	0	0	811	17,395	16	0
PIMCO Total Return Fund	3,759	1,210	0	0	86	5,055	29	0
PIMCO TRENDS Managed Futures Strategy Fund	1,678	1,009	0	0	156	2,843	4	0
Totals	$65,590	$27,635	$(9,300)	$0	$2,929	$86,854	$620	$0

PIMCO RealRetirement® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$492	$0	$0	$0	$35	$527	$6	$0
PIMCO CommoditiesPLUS® Strategy Fund	10,853	919	0	0	417	12,189	109	0
PIMCO Emerging Markets Bond Fund	3,785	1,458	0	0	241	5,484	68	0
PIMCO EqS Pathfinder Fund®	2,906	0	0	0	193	3,099	0	0
PIMCO EqS® Emerging Markets Fund	2,673	0	0	0	193	2,866	0	0
PIMCO High Yield Fund	2,762	740	0	0	14	3,516	50	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9,684	1,819	0	0	102	11,605	308	0
PIMCO Long-Term U.S. Government Fund	2,800	142	0	0	115	3,057	23	0
PIMCO Mortgage Opportunities Fund	363	833	0	0	7	1,203	10	0
PIMCO RealEstateRealReturn Strategy Fund	7,624	810	0	0	902	9,336	120	0
PIMCO Short-Term Floating NAV Portfolio	10,546	14,006	(11,800)	0	1	12,753	7	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	10,394	1,049	0	0	331	11,774	9	0
PIMCO StocksPLUS® Fund	20,761	3,231	0	0	1,197	25,189	23	0
PIMCO Total Return Fund	3,479	605	0	0	73	4,157	25	0
PIMCO TRENDS Managed Futures Strategy Fund	2,623	1,239	0	0	223	4,085	5	0
Totals	$91,748	$26,851	$(11,800)	$0	$4,044	$110,843	$763	$0

PIMCO RealRetirement® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$197	$0	$0	$0	$14	$211	$2	$0
PIMCO CommoditiesPLUS® Strategy Fund	5,257	442	0	0	202	5,901	53	0
PIMCO Emerging Markets Bond Fund	971	469	0	0	66	1,506	19	0
PIMCO EqS Pathfinder Fund®	1,301	0	0	0	86	1,387	0	0
PIMCO EqS® Emerging Markets Fund	1,580	121	0	0	120	1,821	0	0
PIMCO High Yield Fund	343	228	0	0	2	573	8	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,568	1,663	0	0	63	7,294	195	0
PIMCO Long-Term U.S. Government Fund	1,269	182	0	0	58	1,509	11	0
PIMCO Mortgage Opportunities Fund	186	403	0	0	4	593	5	0
PIMCO RealEstateRealReturn Strategy Fund	3,491	507	0	0	428	4,426	57	0
PIMCO Short-Term Floating NAV Portfolio	3,512	5,404	(2,200)	0	0	6,716	3	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,763	934	0	0	170	5,867	4	0
PIMCO StocksPLUS® Fund	9,942	2,448	0	0	619	13,009	12	0
PIMCO Total Return Fund	1,368	350	0	0	31	1,749	10	0
PIMCO TRENDS Managed Futures Strategy Fund	1,316	704	0	0	117	2,137	3	0
Totals	$41,070	$13,855	$(2,200)	$0	$1,980	$54,705	$382	$0

PIMCO RealRetirement® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$287	$0	$0	$0	$20	$307	$3	$0
PIMCO CommoditiesPLUS® Strategy Fund	8,556	79	0	0	298	8,933	80	0
PIMCO Emerging Markets Bond Fund	1,557	427	0	0	91	2,075	26	0
PIMCO EqS Pathfinder Fund®	1,926	0	0	0	127	2,053	0	0
PIMCO EqS® Emerging Markets Fund	1,817	341	0	0	148	2,306	0	0
PIMCO High Yield Fund	605	171	0	0	3	779	11	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8,346	1,489	0	0	88	9,923	265	0
PIMCO Long-Term U.S. Government Fund	2,098	16	0	0	82	2,196	16	0
PIMCO Mortgage Opportunities Fund	222	593	0	0	5	820	7	0
PIMCO RealEstateRealReturn Strategy Fund	5,124	74	0	0	556	5,754	75	0
PIMCO Short-Term Floating NAV Portfolio	4,318	14,104	(9,000)	0	0	9,422	4	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	7,168	959	0	0	250	8,377	6	0
PIMCO StocksPLUS® Fund	16,114	3,045	0	0	957	20,116	18	0
PIMCO Total Return Fund	1,223	8	0	0	22	1,253	7	0
PIMCO TRENDS Managed Futures Strategy Fund	2,171	1,013	0	0	184	3,368	4	0
Totals	$61,538	$22,319	$(9,000)	$0	$2,831	$77,688	$522	$0

PIMCO RealRetirement® Income and Distribution Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$2,269	$18	$(340)	$4	$71	$2,022	$18	$0
PIMCO Emerging Markets Bond Fund	4,715	123	0	0	226	5,064	63	0
PIMCO EqS Pathfinder Fund®	890	0	0	0	59	949	0	0
PIMCO EqS® Emerging Markets Fund	240	0	0	0	17	257	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,873	287	(197)	2	63	4,028	27	0
PIMCO Global Advantage® Strategy Bond Fund	2,501	19	0	0	76	2,596	19	0
PIMCO High Yield Fund	4,042	514	0	0	19	4,575	65	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,332	65	0	0	25	2,422	64	0
PIMCO Mortgage Opportunities Fund	273	383	0	0	4	660	6	0
PIMCO Real Return Fund	8,681	2,630	0	0	377	11,688	38	0
PIMCO RealEstateRealReturn Strategy Fund	1,108	13	(197)	(23)	144	1,045	13	0
PIMCO Short-Term Floating NAV Portfolio	3,227	8,702	(8,600)	0	0	3,329	2	0
PIMCO Short-Term Floating NAV Portfolio III	1	0	0	0	0	1	0	0
PIMCO Short-Term Fund	1,284	3	0	0	1	1,288	3	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,581	2	0	0	48	1,631	1	0
PIMCO StocksPLUS® Fund	5,835	464	(328)	12	304	6,287	6	0
PIMCO Total Return Fund	14,404	1,322	(1,804)	(81)	354	14,195	92	0
PIMCO TRENDS Managed Futures Strategy Fund	603	359	0	0	55	1,017	1	0
Totals	$57,859	$14,904	$(11,466)	$(86)	$1,843	$63,054	$418	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO California Intermediate Municipal Bond Fund	$4,433	$8,803	$(12,300)	$0	$0	$936	$2	$0
PIMCO California Municipal Bond Fund	701	501	(500)	0	0	702	0	0
PIMCO California Short Duration Municipal Income Fund	5,049	56,308	(46,600)	(2)	1	14,756	8	0
PIMCO CommoditiesPLUS® Short Strategy Fund	2,613	1	(300)	0	0	2,314	1	0
PIMCO CommoditiesPLUS® Strategy Fund	669,213	178,579	(387,000)	35	33	460,860	379	0
PIMCO CommodityRealReturn Strategy Fund®	85	0	(70)	0	0	15	0	0
PIMCO Credit Absolute Return Fund	623,748	146,514	(126,800)	(5)	64	643,521	315	0
PIMCO Diversified Income Fund	293,816	651,802	(802,200)	40	(1)	143,457	101	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8	0	0	0	0	8	0	0
PIMCO Emerging Local Bond Fund	1,307,025	911,293	(1,669,700)	147	(20)	548,745	292	0
PIMCO Emerging Markets Bond Fund	260,022	347,506	(451,000)	46	(4)	156,570	105	0
PIMCO Emerging Markets Corporate Bond Fund	168,186	298,555	(323,000)	14	3	143,758	56	0
PIMCO Emerging Markets Currency Fund	870,092	872,041	(1,674,840)	128	0	67,421	241	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	14	0	0	0	0	14	0	0
PIMCO Extended Duration Fund	8,270	37,005	(40,700)	0	1	4,576	4	0
PIMCO Floating Income Fund	122,048	280,639	(382,370)	18	(8)	20,327	40	0
PIMCO Foreign Bond Fund (Unhedged)	90	0	(70)	0	0	20	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	53	0	(39)	0	0	14	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	0	0	0	0	7	0	0
PIMCO Fundamental IndexPLUS® AR Fund	3	0	0	0	0	3	0	0
PIMCO Global Advantage® Strategy Bond Fund	310,546	508,585	(632,100)	30	15	187,076	86	0
PIMCO Global Bond Fund (Unhedged)	49	0	(30)	0	0	19	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	40	0	(20)	0	0	20	0	0
PIMCO GNMA Fund	190,747	100,902	(82,300)	7	12	209,368	102	0
PIMCO High Yield Fund	15,725	1,955,456	(1,556,640)	(9)	0	414,532	57	0
PIMCO High Yield Municipal Bond Fund	56,879	54,525	(84,200)	3	3	27,210	25	0
PIMCO High Yield Spectrum Fund	28,831	455,821	(411,600)	2	(1)	73,053	21	0
PIMCO Income Fund	575,584	3,835,861	(3,500,100)	70	91	911,506	1,061	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	36	0	(20)	0	0	16	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	4	0	0	0	0	4	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	84	0	(70)	0	0	14	0	0
PIMCO Investment Grade Corporate Bond Fund	12,954	136,003	(100,040)	0	0	48,917	3	0
PIMCO Long Duration Total Return Fund	247,973	484,614	(476,500)	41	(14)	256,114	114	0
PIMCO Long-Term Credit Fund	103,192	639,635	(542,810)	15	(5)	200,027	34	0
PIMCO Long-Term U.S. Government Fund	27,769	207,214	(211,600)	4	(1)	23,386	14	0
PIMCO Low Duration Fund	24	0	(10)	0	0	14	0	0
PIMCO Low Duration Fund II	2	0	0	0	0	2	0	0
PIMCO Low Duration Fund III	1	0	0	0	0	1	0	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	14	0	0	0	0	14	0	0
PIMCO Moderate Duration Fund	5	3,500	0	0	0	3,505	0	0
PIMCO Mortgage-Backed Securities Fund	2,233	97,410	(87,530)	1	0	12,114	10	0
PIMCO Mortgage Opportunities Fund	5,354	111,321	(67,521)	2	1	49,157	22	0
PIMCO Municipal Bond Fund	65,634	30,329	(50,500)	1	5	45,469	28	0
PIMCO National Intermediate Municipal Bond Fund	7,308	3,603	(10,000)	0	0	911	2	0
PIMCO New York Municipal Bond Fund	5,425	9,805	(4,700)	0	1	10,531	5	0
PIMCO Real Return Asset Fund	21	0	(10)	0	0	11	0	0
PIMCO Real Return Fund	122	0	(110)	0	0	12	0	0
PIMCO Senior Floating Rate Fund	199,594	256,103	(300,400)	26	0	155,323	103	0
PIMCO Short Asset Investment Fund	0	1	0	0	0	1	0	0
PIMCO Short Duration Municipal Income Fund	2,221	40,205	(33,420)	1	0	9,007	5	0
PIMCO Short-Term Fund	8	0	0	0	0	8	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1	0	0	0	0	1	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11	0	0	0	0	11	0	0
PIMCO StocksPLUS® Absolute Return Fund	3	0	(1)	0	0	2	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	18	0	0	0	0	18	0	0
PIMCO StocksPLUS® Fund	4	0	0	0	0	4	0	0
PIMCO StocksPLUS® Long Duration Fund	73,398	44,930	(78,300)	7	1	40,036	30	0
PIMCO Total Return Fund	137	0	(120)	0	0	17	0	0
PIMCO Total Return Fund II	10	0	0	0	0	10	0	0
PIMCO Total Return Fund III	9	0	(1)	0	0	8	0	0
PIMCO Total Return Fund IV	1	0	0	0	0	1	0	0
PIMCO Unconstrained Bond Fund	37	26,202	(26,220)	(3)	0	16	1	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	23	0	(9)	0	0	14	0	0
PIMCO Asset-Backed Securities Portfolio	67,762	465,190	(393,900)	3	3	139,058	90	0
PIMCO Developing Local Markets Portfolio	38,212	8,916	(39,500)	4	0	7,632	16	0
PIMCO Emerging Markets Portfolio	239,313	163,816	(172,000)	16	5	231,150	116	0
PIMCO FX Strategy Portfolio	9,987	1,205	(300)	0	1	10,893	5	0
PIMCO High Yield Portfolio	25,006	172,514	(193,700)	10	0	3,830	14	0
PIMCO Investment Grade Corporate Portfolio	61,736	77,407	(139,130)	9	(4)	18	6	0
PIMCO Long Duration Corporate Bond Portfolio	54,528	393,105	(412,610)	(3)	0	35,020	6	0
PIMCO Mortgage Portfolio	102,320	1,309,296	(622,100)	22	13	789,551	296	0
PIMCO Municipal Sector Portfolio	9,178	8,606	(4,500)	0	1	13,285	6	0
PIMCO Real Return Portfolio	10	0	0	0	0	10	0	0
PIMCO Senior Floating Rate Portfolio	3,028	30,402	(28,800)	2	0	4,632	3	0
PIMCO Short-Term Portfolio	110,077	581,113	(635,600)	(21)	5	55,574	113	0
PIMCO U.S. Government Sector Portfolio	52,397	26	0	0	5	52,428	27	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Short Strategy Fund	$2	$1	$0	$0	$0	$3	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	1,007,886	375,665	0	0	138	1,383,689	665	0
PIMCO CommodityRealReturn Strategy Fund®	121	893,717	(883,620)	9	1	10,228	17	0
PIMCO Credit Absolute Return Fund	113,913	74	0	0	11	113,998	73	0
PIMCO Diversified Income Fund	0	10,501	0	0	1	10,502	1	0
PIMCO EM Fundamental IndexPLUS® AR PIMCO Strategy Fund	1,832,768	848,148	(1,306,100)	(158)	301	1,374,959	948	0
PIMCO Emerging Local Bond Fund	852,990	6,148	(275,000)	(83)	140	584,195	548	0
PIMCO Emerging Markets Bond Fund	23	4,201	0	0	0	4,224	1	0
PIMCO Emerging Markets Currency Fund	1,054,816	627	(291,500)	(328)	426	764,041	626	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	494,371	1,443,552	(1,222,000)	(34)	60	715,949	551	0
PIMCO Floating Income Fund	0	7,201	0	0	1	7,202	1	0
PIMCO Foreign Bond Fund (Unhedged)	78,918	394,664	(358,700)	3	(2)	114,883	64	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	381,968	840,724	(802,600)	74	(20)	420,146	225	0
PIMCO Fundamental Advantage Absolute PIMCO Return Strategy Fund	595,028	936,240	(1,118,100)	53	(14)	413,207	440	0
PIMCO Fundamental IndexPLUS® AR Fund	951,014	771,288	(648,400)	117	(2)	1,074,017	689	0
PIMCO Global Advantage® Strategy Bond Fund	0	3,601	0	0	0	3,601	0	0
PIMCO Global Bond Fund (Unhedged)	52,811	184,918	(199,100)	6	(3)	38,632	19	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	52,413	69,411	(97,600)	16	(7)	24,233	10	0
PIMCO GNMA Fund	104,968	68	0	0	11	105,047	67	0
PIMCO High Yield Fund	744,447	9,454	(190,400)	(223)	285	563,563	455	0
PIMCO High Yield Spectrum Fund	93,590	61	0	0	9	93,660	60	0
PIMCO Income Fund	25,745	1,968,138	(17,000)	0	42	1,976,925	538	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,079,403	267,219	(934,600)	(357)	437	412,102	519	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	303,978	231,104	(327,300)	(6)	26	207,802	205	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	148,266	78,141	(192,900)	24	(11)	33,520	42	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	531,579	857,338	(784,100)	(58)	42	604,801	438	0
PIMCO Investment Grade Corporate Bond Fund	51	0	(39)	0	0	12	0	0
PIMCO Long Duration Total Return Fund	0	8,303	0	0	(1)	8,302	3	0
PIMCO Long-Term Credit Fund	29,716	114,035	(72,800)	(1)	3	70,953	35	0
PIMCO Low Duration Fund	3,239,121	6,136,615	(2,621,900)	590	(105)	6,754,321	3,815	0
PIMCO Low Duration Fund II	87,799	157,807	(75,800)	12	(4)	169,814	106	0
PIMCO Low Duration Fund III	43,946	86,052	(48,800)	11	(4)	81,205	53	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	30,907	56,834	(20,000)	(1)	6	67,746	34	0
PIMCO Moderate Duration Fund	565,369	373,764	(334,700)	(46)	106	604,493	364	0
PIMCO Mortgage-Backed Securities Fund	18	0	0	0	0	18	0	0
PIMCO Real Return Asset Fund	800	77,301	(78,090)	2	0	13	1	0
PIMCO Real Return Fund	66,208	1,571,277	(1,403,660)	64	17	233,906	77	0
PIMCO RealEstateRealReturn Strategy Fund	301,474	977,064	(1,051,500)	51	(24)	227,065	164	0
PIMCO Senior Floating Rate Fund	94,487	61	0	0	9	94,557	61	0
PIMCO Short Asset Investment Fund	6	73,202	(73,200)	3	0	11	3	0
PIMCO Short-Term Fund	121,638	1,802,612	(1,924,249)	56	(6)	51	211	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	303,656	283,152	(222,600)	6	35	364,249	252	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	73,638	217,040	(241,300)	10	(6)	49,382	41	0
PIMCO StocksPLUS® Absolute Return Fund	284,652	245,317	(219,100)	(60)	94	310,903	216	0
PIMCO StocksPLUS® AR Short Strategy Fund	1,409,463	633,786	(733,200)	(210)	327	1,310,166	885	0
PIMCO StocksPLUS® Fund	344,826	110,677	(157,000)	17	11	298,531	178	0
PIMCO StocksPLUS® Long Duration Fund	0	50,413	0	0	(1)	50,412	14	0
PIMCO Total Return Fund	18,312,080	56,590,285	(32,928,500)	(817)	3,220	41,976,268	25,985	0
PIMCO Total Return Fund II	113	950,994	(259,800)	(7)	15	691,315	294	0
PIMCO Total Return Fund III	247,976	1,166,762	(582,100)	(4)	22	832,656	462	0
PIMCO Total Return Fund IV	238,062	320,939	(133,200)	19	5	425,825	239	0
PIMCO TRENDS Managed Futures Strategy Fund	34,026	78,425	(89,900)	0	2	22,553	26	0
PIMCO Unconstrained Bond Fund	7,901,983	2,453,257	(4,832,500)	236	215	5,523,191	4,257	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,083,113	273,746	(828,900)	(121)	229	528,067	447	0
PIMCO Asset-Backed Securities Portfolio	0	150,009	0	0	15	150,024	9	0
PIMCO Developing Local Markets Portfolio	0	43,101	0	0	4	43,105	0	0
PIMCO Investment Grade Corporate Portfolio	500,709	10,305	(457,600)	(214)	244	53,444	206	0
PIMCO International Portfolio	250,955	397,137	(229,800)	32	(11)	418,313	236	0
PIMCO Long Duration Corporate Bond Portfolio	0	360,611	(200,590)	(2)	16	160,035	11	0
PIMCO Mortgage Portfolio	18	0	(1)	0	0	17	0	0
PIMCO Real Return Portfolio	13,404	310,516	(252,000)	13	6	71,939	16	0
PIMCO Short-Term Portfolio	0	150,009	0	0	15	150,024	9	0
PIMCO U.S. Government Sector Portfolio	0	169,037	0	0	2	169,039	37	0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Mitsubishi Trust & Bank	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	ULW	UBS Ltd.
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira
CZK	Czech Koruna	NGN	Nigerian Naira	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	ICE	IntercontinentalExchange®
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTFT	Dow Jones Wilshire REIT Total Return Index	LLSBRT 2H15	2nd Half 2015 LLS-Brent Spread Calendar Swap
BCOM	Bloomberg Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	LLSBRT CAL14	2014 LLS-Brent Spread Calendar Swap
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	ERADXULT	eRAFI International Large Strategy Index	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap
BCOMF3T	Bloomberg 3-Month Forward Total Return Commodity	ERAEMLT	eRAFI Emerging Markets Strategy Index	LLSBRT K4-Z4	LLS-Brent May-December 2014 Spread Calendar Swap
BCOMGC	Bloomberg Gold Sub-Index	ERAUSLT	eRAFI U.S. Large Strategy Index	MCDX	Municipal Bond Credit Derivative Index
BCOMHG	Bloomberg Copper Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
BCOMLC3T	Bloomberg Live Cattle 3-Month Forward	FRCPXTOB	France Consumer Price ex-Tobacco Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
BCOMLH3	Bloomberg Lean Hogs Sub-Index 3-Month Forward	GOCO CAL14	2014 Gasoil Crack Calendar Swap	NGCAL19	Natural Gas Calendar 2019
BCOMTR	Bloomberg Commodity Index Total Return	GOLDLNPM	London Gold Market Fixing Ltd. PM	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.EM	Credit Derivatives Index - Emerging Markets	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	RACNLGT	RAFI Global Long Index
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	RACNSGT	RAFI Global Short Index
CDX.IG	Credit Derivatives Index - Investment Grade	JETNWE CAL14	2014 Calendar NWE CIF Jet Fuel	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CMBX	Commercial Mortgage-Backed Index	JMABNIC0	JPMorgan Nic 0 Custom Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABNICP	JPMorgan Nic P Custom Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5-Month Forward	SLVRLND	London Silver Market Fixing Ltd.
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JMCU305E	JPMorgan Live Cattle Sub-Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	KOSPI	Korea Composite Stock Price Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CUAC 4Q14	4th Quarter of 2014 Corn-Ethanol Spread Calendar Swap	LLSBRT 1H15	1st Half 2015 LLS-Brent Spread Calendar Swap	ULSD	Ultra-Low Sulfur Diesel
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	LLSBRT 2H14	2nd Half 2014 LLS-Brent Spread Calendar Swap	ULSDNWE CAL14	2014 Calendar Ultra-Low Sulfur Diesel NWE

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
ADR	American Depositary Receipt	FSB	Federal Savings Bank	RBOB	Reformulated Blendstock for Oxygenate Blending
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	TBD	To Be Determined
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	M-S-R	Mechanical Systems Review	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
EONIA	Euro OverNight Index Average	oz.	Ounce	YOY	Year-Over-Year
EURIBOR	Euro Interbank Offered Rate

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 28, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	August 26, 2014